       AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 22, 2014

                                                     REGISTRATION NOS. 333-51676
                                                                       811-08828
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 ------------
                                    FORM N-4


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]
                        PRE-EFFECTIVE AMENDMENT NO.                        [ ]
                      POST-EFFECTIVE AMENDMENT NO. 25                      [X]
                                    AND
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ ]
                             AMENDMENT NO. 57                              [X]


                        (Check Appropriate Box or Boxes)
                                 ------------
                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                           (Exact Name of Registrant)


                       NEW ENGLAND LIFE INSURANCE COMPANY
                              (Name of Depositor)


               ONE FINANCIAL CENTER, BOSTON, MASSACHUSETTS 02111
              (Address of Depositor's Principal Executive Offices)
                   Depositor's Telephone Number: 617-578-2000
                     Name And Address Of Agent For Service:
                                 ------------


                            MARIE C. SWIFT, ESQUIRE
                           VICE PRESIDENT AND COUNSEL
                       NEW ENGLAND LIFE INSURANCE COMPANY
                              ONE FINANCIAL CENTER
                          BOSTON, MASSACHUSETTS 02111


                                 ------------
                                    COPY TO:
                                W. Thomas Conner
                                   Reed Smith
                              1301 K Street, N.W.
                              Washington, DC 20005
                                 (202) 414-9208
It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on April 28, 2014 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Variable Annuity Contracts
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         AMERICAN FORERUNNER SERIES(R)
             Individual Flexible Premium Variable Annuity Contracts



              Issued By
  New England Variable Annuity Separate Account of     Annuity Administrative Office
           New England Life Insurance Company                  P.O. Box 14594
                    One Financial Center                 Des Moines, IA 50306-3594
                Boston, Massachusetts 02111
                        (800) 435-4117



                                 APRIL 28, 2014

     This prospectus offers individual variable annuity contracts (the "Contracts") for individuals and some qualified and non-qualified retirement plans. You may allocate purchase payments to one or more subaccounts investing in these Eligible Funds of the Metropolitan Series Fund ("Metropolitan Fund"), the Met Investors Series Trust and the American Funds Insurance Series. The Contract currently is not available for new sales.

AMERICAN FUNDS INSURANCE SERIES(R)


American Funds Bond Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund


MET INVESTORS SERIES TRUST


AllianceBernstein Global Dynamic Allocation Portfolio
Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
AQR Global Risk Balanced Portfolio
BlackRock Global Tactical Strategies Portfolio
Clarion Global Real Estate Portfolio
ClearBridge Aggressive Growth Portfolio
Harris Oakmark International Portfolio
Invesco Balanced-Risk Allocation Portfolio
Invesco Mid Cap Value Portfolio
     (formerly Lord Abbett Mid Cap Value Portfolio)
Invesco Small Cap Growth Portfolio
JPMorgan Global Active Allocation Portfolio
Loomis Sayles Global Markets Portfolio
Lord Abbett Bond Debenture Portfolio
Met/Franklin Low Duration Total Return Portfolio
MetLife Balanced Plus Portfolio
MetLife Multi-Index Targeted Risk Portfolio
MFS(R) Research International Portfolio
Morgan Stanley Mid Cap Growth Portfolio
Oppenheimer Global Equity Portfolio
PanAgora Global Diversified Risk Portfolio
PIMCO Inflation Protected Bond Portfolio
PIMCO Total Return Portfolio
Pyramis(R) Government Income Portfolio
Pyramis(R) Managed Risk Portfolio
Schroders Global Multi-Asset Portfolio
T. Rowe Price Mid Cap Growth Portfolio
WMC Large Cap Research Portfolio
     (formerly BlackRock Large Cap Core Portfolio)

MET INVESTORS SERIES TRUST--ASSET ALLOCATION PORTFOLIOS

American Funds(R) Balanced Allocation Portfolio
American Funds(R) Growth Allocation Portfolio
American Funds(R) Moderate Allocation Portfolio

MetLife Asset Allocation 100 Portfolio
     (formerly MetLife Aggressive Strategy Portfolio)
SSgA Growth and Income ETF Portfolio
SSgA Growth ETF Portfolio


METROPOLITAN SERIES FUND


Baillie Gifford International Stock Portfolio
Barclays Aggregate Bond Index Portfolio
BlackRock Bond Income Portfolio

BlackRock Capital Appreciation Portfolio

BlackRock Large Cap Value Portfolio

BlackRock Money Market Portfolio

Frontier Mid Cap Growth Portfolio
Jennison Growth Portfolio
Loomis Sayles Small Cap Core Portfolio
Loomis Sayles Small Cap Growth Portfolio

Met/Artisan Mid Cap Value Portfolio
MetLife Mid Cap Stock Index Portfolio

MetLife Stock Index Portfolio
MFS(R) Total Return Portfolio
MFS(R) Value Portfolio
MSCI EAFE(R) Index Portfolio
Neuberger Berman Genesis Portfolio

Russell 2000(R) Index Portfolio

T. Rowe Price Large Cap Growth Portfolio
T. Rowe Price Small Cap Growth Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Western Asset Management U.S. Government Portfolio

WMC Balanced Portfolio
     (formerly BlackRock Diversified Portfolio)
WMC Core Equity Opportunities Portfolio
     (formerly Davis Venture Value Portfolio)

METROPOLITAN SERIES FUND--ASSET ALLOCATION PORTFOLIOS

MetLife Asset Allocation 20 Portfolio
     (formerly MetLife Conservative Allocation Portfolio)
MetLife Asset Allocation 40 Portfolio
     (formerly MetLife Conservative to Moderate Allocation Portfolio) MetLife Asset Allocation 60 Portfolio
     (formerly MetLife Moderate Allocation Portfolio)
MetLife Asset Allocation 80 Portfolio
     (formerly MetLife Moderate to Aggressive Allocation Portfolio)

     If you select the B Plus Class, we will add a bonus amount to each purchase payment received in the first Contract Year. The overall expenses for the B Plus Class Contract may be higher than the expenses for a similar Contract that does not pay a bonus. Over time, the value of the bonus could be more than offset by higher expenses.

   o Standard Class,

   o B Plus Class,

   o C Class,

   o L Class, and

   o P Class.

     You may also allocate purchase payments to a Fixed Account in states that have approved this option. Limits apply to transfers to and from the Fixed Account.

     When you purchase your Contract, you must select one of five Classes of the Contract, each of which has different Withdrawal Charges and Asset-Based Insurance Charges. The five available Classes of the Contract are:

     Please read this prospectus carefully and keep it for reference. This prospectus contains information that you should know before investing.


     You can obtain a Statement of Additional Information ("SAI") about the Contracts, dated April 28, 2014. The SAI is filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference in this prospectus. The SAI Table of Contents is on page A-157 of the prospectus. For a free copy of the SAI, write or call MetLife Investors Distribution Company, 1095 Avenue of the Americas, New York, NY 10036, 1-800-777-5897 or visit our website at www.metlife.com.


     NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE CONTRACTS OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE SECURITIES AND EXCHANGE COMMISSION MAINTAINS A WEB SITE THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. THE ADDRESS OF THE SITE IS http://www.sec.gov.

     YOU CAN OBTAIN COPIES OF THE ELIGIBLE FUND PROSPECTUSES BY CALLING US AT 1-800-777-5897. PLEASE READ THEM AND KEEP THEM FOR REFERENCE.

     WE DO NOT GUARANTEE HOW ANY OF THE SUBACCOUNTS OR ELIGIBLE FUNDS WILL PERFORM. THE CONTRACTS AND THE ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

                               TABLE OF CONTENTS
                                       OF
                                 THE PROSPECTUS




                                                                             PAGE
                                                                            -----
GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS..........................   A-5
HIGHLIGHTS.................................................................   A-6
FEE TABLE..................................................................  A-12
THE COMPANY................................................................  A-20
THE VARIABLE ACCOUNT.......................................................  A-21
   Certain Payments We Receive with Regard to the Eligible Funds...........  A-21
   Investments of The Variable Account.....................................  A-22
   Share Classes of the Eligible Funds.....................................  A-27
   Substitution of Investments.............................................  A-27
FIXED ACCOUNT..............................................................  A-27
THE CONTRACTS..............................................................  A-28
   Standard Class..........................................................  A-28
   B Plus Class............................................................  A-28
   C Class.................................................................  A-28
   L Class.................................................................  A-29
   P Class.................................................................  A-29
   Purchase Payments.......................................................  A-29
   Ten Day Right to Review.................................................  A-30
   Allocation of Purchase Payments.........................................  A-30
   Investment Allocation Restrictions for Certain Riders...................  A-31
   Contract Value and Accumulation Unit Value..............................  A-33
   Payment on Death Prior to Annuitization.................................  A-34
   Standard Death Benefit..................................................  A-34
   Annual Step-Up Death Benefit............................................  A-35
   Greater of Annual Step-Up or 5 Annual Increase Death Benefit............  A-35
   Enhanced Death Benefit Rider............................................  A-36
   Earnings Preservation Benefit Rider.....................................  A-39
   Options for Death Proceeds..............................................  A-40
      Beneficiary Continuation.............................................  A-41
      Special Options for Spouses..........................................  A-42
   Transfer Privilege......................................................  A-42
   Dollar Cost Averaging...................................................  A-45
   Asset Rebalancing.......................................................  A-46
   Withdrawals.............................................................  A-47
   Systematic Withdrawals..................................................  A-48
   Suspension of Payments..................................................  A-48
   Inactive Contracts......................................................  A-49
   Ownership Rights........................................................  A-49
   Requests and Elections..................................................  A-50
   Confirming Transactions.................................................  A-51
   State Variations........................................................  A-51
ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS.......  A-51
   Asset-Based Insurance Charge............................................  A-51
   Contract Administrative Fee.............................................  A-52
   Withdrawal Charge.......................................................  A-52
   Enhanced Death Benefit Rider............................................  A-54
   Earnings Preservation Benefit Rider.....................................  A-54

                                                                                    PAGE
                                                                                   ------
   Guaranteed Minimum Income Benefit Rider........................................   A-55
   Lifetime Withdrawal Guarantee and Guaranteed Withdrawal BenefitRider Charge....   A-56
   Guaranteed Minimum Accumulation Benefit Rider..................................   A-57
   Premium and Other Tax Charges..................................................   A-58
   Other Expenses.................................................................   A-58
ANNUITY PAYMENTS..................................................................   A-58
   Election of Annuity............................................................   A-58
   Annuity Options................................................................   A-59
   Amount of Annuity Payments.....................................................   A-61
LIVING BENEFITS...................................................................   A-62
   Overview of Living Benefit Riders..............................................   A-62
GUARANTEED INCOME BENEFITS........................................................   A-62
   Facts About Guaranteed Income Benefit Riders...................................   A-63
   Description of GMIB Plus II....................................................   A-65
   Description of GMIB Plus I (formerly, the Predictor Plus)......................   A-71
   Description of GMIB II (formerly, the Predictor)...............................   A-73
   Description of GMIB I..........................................................   A-74
GUARANTEED WITHDRAWAL BENEFITS....................................................   A-75
   Facts About Guaranteed Withdrawal Benefit Riders...............................   A-75
   Description of the Lifetime Withdrawal Guarantee II............................   A-78
   Description of the Lifetime Withdrawal Guarantee I.............................   A-85
   Description of the Enhanced Guaranteed Withdrawal Benefit......................   A-86
   Description of the Guaranteed Withdrawal Benefit I.............................   A-90
GUARANTEED MINIMUM ACCUMULATION BENEFIT...........................................   A-90
RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS....................................   A-93
FEDERAL INCOME TAX CONSIDERATIONS.................................................   A-93
   Taxation of Non-Qualified Contracts............................................   A-94
   Taxation of Qualified Contracts................................................   A-96
   Possible Tax Law Changes.......................................................  A-100
VOTING RIGHTS.....................................................................  A-100
DISTRIBUTION OF THE CONTRACTS.....................................................  A-100
THE OPERATION OF THE FIXED ACCOUNT................................................  A-102
   Contract Value and Fixed Account Transactions..................................  A-103
INVESTMENT PERFORMANCE INFORMATION................................................  A-103
   Yields.........................................................................  A-103
   Standard Return................................................................  A-104
   Non-Standard Return............................................................  A-104
   Other Performance..............................................................  A-105
LEGAL PROCEEDINGS.................................................................  A-105
FINANCIAL STATEMENTS..............................................................  A-105
ACCUMULATION UNIT VALUES (Condensed Financial Information)........................  A-106
   Discontinued Eligible Funds....................................................  A-132
APPENDIX A: Consumer Tips.........................................................  A-133
APPENDIX B: Withdrawal Charge.....................................................  A-134
APPENDIX C: Premium Tax...........................................................  A-135
APPENDIX D: Guaranteed Minimum Income Benefit (GMIB) Examples.....................  A-136
APPENDIX E: Guaranteed Withdrawal Benefit Examples................................  A-143
APPENDIX F: Enhanced Death Benefit Examples.......................................  A-153
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION......................  A-157

               GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS

     We have tried to make this prospectus as understandable for you as possible. However, in explaining how the Contract works, we have had to use certain terms that have special meanings. These terms are defined below:

     ACCOUNT. A subaccount of the Variable Account or the Fixed Account.

     ACCUMULATION UNIT. An accounting device used to calculate the Contract Value before annuitization.

     ANNUITANT. The natural person on whose life Annuity Payments are based.

     ANNUITIZATION. Application of proceeds under the Contract to an annuity option on the Maturity Date or upon an earlier date you choose.

     ANNUITY DATE. A date on which you choose to begin receiving Annuity Payments which must be at least 30 days after issue. If you do not choose a date, the Annuity Date will be no later than the Maturity Date shown on the Contract Schedule.

     ANNUITY UNIT. An accounting device used to calculate the dollar amount of Annuity payments.

     BENEFICIARY. The person designated to receive Death Proceeds under a Contract if a Contract Owner (or Annuitant, if the Contract is not owned by an individual) dies before annuitization of the Contract.

     CONTRACT YEAR. A twelve month period beginning with the date shown on your Contract and with each Contract Anniversary thereafter.

     DEATH PROCEEDS (PRIOR TO ANNUITIZATION). The amount we pay, prior to annuitization, on receipt of due proof of the death of a Contract Owner (or of the annuitant if the Contract is not owned by an individual) and election of payment.

     FIXED ACCOUNT. A part of the Company's general account to which you can allocate net purchase payments. The Fixed Account provides guarantees of principal and interest.

     GOOD ORDER. A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your sales representative before submitting the form or request.

     MATURITY DATE. The date on which annuity payments begin, unless you apply the Contract Value to an annuity payment option before then. The Maturity Date is the later of (i) the date when the Annuitant at his or her nearest birthday would be age 95 (or the maximum age permitted by state law, if less), or (ii) 10 years from the issue date.

     OWNER (CONTRACT OWNER). The person or entity which has all rights under the Contract.

     PAYEE. Any person or entity entitled to receive payments under the Contract. The term includes (i) an Annuitant, (ii) a Beneficiary or contingent Beneficiary who becomes entitled to death proceeds, and (iii) on full withdrawals or partial withdrawalsof the Contract, the Contract Owner.

     VARIABLE ACCOUNT. A separate investment account of the Company, the New England Variable Annuity Separate Account. The Variable Account is divided into subaccounts; each invests in shares of one Eligible Fund.

     VARIABLE ANNUITY. An annuity providing for Annuity payments varying in amount to reflect the investment experience of a separate investment account.

                                   HIGHLIGHTS


TAX DEFERRED VARIABLE ANNUITIES:

     Earnings under variable annuities are usually not taxed until paid out. This tax treatment is intended to encourage you to save for retirement.

     If the owner of a non-qualified annuity contract is not a natural person (e.g., certain trusts) gains under the contract are generally not eligible for tax deferral.


THE CONTRACTS:


     The American Forerunner Series provides for variable annuity payments that begin at the Maturity Date, or earlier if you choose. Variable annuity payments fluctuate with the investment results of the Eligible Funds. (See "Amount of Annuity Payments.") Our other variable annuity contracts have different death benefits, contract features, fund selections, and optional programs. However, these other contracts also have different charges that would affect your subaccount performance and contract values. To obtain more information about these other contracts, contact our Annuity Administrative Office or your registered representative.


     The Contract allows you to select one of several different charge structures, each referred to as a Class, based on your specific situation. Each Class imposes varying levels of Withdrawal Charges and Asset-Based Insurance Charges. Depending on your expectations and preferences, you can choose the Class that best meets your needs.

     Prior to issuance, you must select one of five available Classes of the
Contract:

   o Standard Class, which imposes a Withdrawal Charge on withdrawals equal to a maximum of 7% of each purchase payment, reducing annually over 7 years, and an Asset-Based Insurance Charge;

   o B Plus Class (which may be referred to as the "Bonus Class"), which credits a bonus amount to purchase payments received in the first Contract Year, imposes a higher Withdrawal Charge (maximum 9%) over a longer period of time (9 years), and imposes a relatively higher Asset-Based Insurance Charge during the Withdrawal Charge period;

   o C Class, which does not impose any Withdrawal Charge on withdrawals, but imposes a relatively higher Asset-Based Insurance Charge;

   o L Class, which reduces the period of time (3 years) that a Withdrawal Charge (maximum 7%) applies on withdrawals, but imposes a relatively higher Asset-Based Insurance Charge; and

   o P Class, which lengthens the period of time (9 years) that a Withdrawal Charge (maximum 8%) is imposed on withdrawals, and imposes a relatively lower Asset-Based Insurance Charge.

     For the B Plus Class, you should know that over time and under certain circumstances (such as withdrawal during the last few years that a Withdrawal Charge applies, or after an extended period of poor market performance), the costs associated with the B Plus Class may exceed the bonus amount and any related earnings. You should consider this possibility before purchasing a B Plus Class Contract.

     Your financial representative can help you decide which Class is best for you. The following chart shows in graphic form the relative levels of the Withdrawal Charge and Asset-Based Insurance Charge under each Class:

[GRAPHIC APPEARS HERE]




     For actual expenses of each Class, see the Fee Table.


PURCHASE PAYMENTS:

     Currently, the minimum initial and subsequent purchase payments are as follows (restrictions and exceptions may apply):


CLASS                     INITIAL                            SUBSEQUENT
----------------------   ---------                          -----------
   Standard, P........   $ 5,000   (nonqualified plans)         $500
                         $ 2,000   (qualified plans)
   C,L................   $25,000                                $500
   B Plus.............   $10,000                                $500

     We may limit the initial and subsequent purchase payments you can make. In addition, you may not make a subsequent purchase payment (1) within the seven years before the Contract's Maturity Date for the Standard Class, nine years for the P Class and the B Plus Class, and three years for the L Class, or (2) after a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) reaches age 91. For joint Contract Owners, you may not make a subsequent purchase payment after the older Contract Owner reaches age 86. Current restrictions on subsequent purchase payments apply to Contracts issued with certain optional riders. (See "Purchase Payments.")


OWNERSHIP:

     The Owner of the Contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). If a non-natural person, such as a trust, is the

Owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits. The Owner of the Contract can also be a beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. The Contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a simplified employee pension plan ("SEP") under paragraph 408(k) of the Internal Revenue Code ("the Code") and a Simple Retirement Account ("SIMPLE IRA") under paragraph 408(p) of the Code. A contract generally may have two owners (both of whom must be individuals). Subject to state approval, certain retirement plans qualified under the Code may purchase the Contract.


     All Code references to "spouse" include those persons married under state law, regardless of gender. All contract provisions will be interpreted and administered in accordance with the requirements of the Code.


     FOR ANY TAX QUALIFIED ACCOUNT (E.G. INDIVIDUAL RETIREMENT ACCOUNTS), THE
                                    ----
TAX DEFERRED ACCRUAL FEATURE IS PROVIDED BY THE TAX QUALIFIED RETIREMENT PLAN. THEREFORE, THERE SHOULD BE REASONS OTHER THAN TAX DEFERRAL FOR ACQUIRING AN ANNUITY CONTRACT WITHIN A QUALIFIED PLAN.

     For contract transactions, we rely on instructions from Contract Owners, whether a trustee or custodian of an eligible retirement plan or an individual owner.


INVESTMENT OPTIONS:

     You may allocate purchase payments to the subaccounts or to the Fixed Account. The Fixed Account is not available to Contracts purchased on or after May 1, 2003 for which the C Class has been selected. The Fixed Account is also not available to Contracts purchased in New York on or after May 1, 2003 if the optional Guaranteed Minimum Income Benefit or a Guaranteed Withdrawal Benefit or Lifetime Withdrawal Guarantee is selected. If you elect to purchase the GMIB Plus II or GMIB Plus I Guaranteed Minimum Income Benefit, the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I, the Guaranteed Minimum Accumulation Benefit, or the Enhanced Death Benefit, you are limited to allocating your purchase payment and Contract Value as described in "THE CONTRACTS--Investment Allocation Restrictions for Certain Riders." We may restrict the Eligible Funds available to you if you select certain optional benefits. These restrictions are intended to reduce the risk of investment losses which could require the Company to use its general account assets to pay amounts due under the selected optional benefit.

     If you use Enhanced Dollar Cost Averaging ("EDCA"), you also may allocate your purchase payments and Contract Value to the EDCA Guaranteed Account (provided your EDCA destination portfolios are one of the permitted Subaccounts). You can allocate your Contract Value among the subaccounts and the Fixed Account as you choose any time (subject to limitation). You may not choose more than 18 subaccounts (including the Fixed Account) at the time you submit your initial purchase payment. If you wish to allocate a subsequent purchase payment to more than 18 subaccounts (including the Fixed Account), we must have your request to allocate future purchase payments to more than 18 subaccounts on record before we can apply your subsequent payment to your chosen allocation. You must allocate a minimum of $500 dollars to each account you select. However, for individual retirement annuities, individual retirement accounts and Roth Individual Retirement Accounts, if purchase payments are less than $2,000, then you may allocate the payment to a maximum of four subaccounts.


     You can change your purchase payment allocation (unless you elected to purchase the optional Guaranteed Minimum Accumulation Benefit). We believe that under current tax law you can transfer Contract Value between accounts without federal income tax. We reserve the right to limit transfers and charge a transfer fee. Currently, we do not charge a transfer fee or limit the number of transfers, but we do apply special limits to frequent or large transfers (See "Transfer Privilege--Restrictions on Frequent Transfers" and "Transfer Privilege--Restrictions on Large Transfers.") The minimum transfer amount is currently $500, unless we have agreed otherwise. Special limits may apply to transfers to and from the Fixed Account. (See "THE FIXED ACCOUNT.") The maximum transfer amount is $500,000 for each transaction.



CHARGES:

     We apply the following charges to your Contract:

   o premium tax charge, in some states.

   o asset-based insurance charge at an annual rate ranging from 1.15% to 1.95% of the Variable Account's daily net assets depending upon the Class and death benefit option you select (these amounts increase by 0.25% for subaccounts investing in the American Funds Insurance Series).

   o annual contract administrative fee of $30 during the accumulation phase and pro rata at annuitization (if the Contract Value is less than $50,000).

   o except for C Class, Withdrawal Charge that varies by Class (maximum of 9% of each purchase payment made) on certain full and partial withdrawals and certain annuitization transactions.

   o for Contracts with a Guaranteed Minimum Income Benefit Rider, a fee of 1.00% for the GMIB Plus II, 0.80% for GMIB Plus I, or 0.50% for GMIB II or GMIB I, imposed on the Income Base annually in arrears on each Contract Anniversary prior to annuitization (up to a maximum fee of 1.50% of the Income Base upon Optional Reset for GMIB Plus I or GMIB Plus II).

   o for Contracts with the Guaranteed Withdrawal Benefit Rider, a fee of 0.50% of the Guaranteed Withdrawal Amount (up to a maximum fee of 0.95% of the Guaranteed Withdrawal Amount upon Optional Reset).

   o for Contracts with the Enhanced Guaranteed Withdrawal Benefit Rider, a fee of 0.55% of the Guaranteed Withdrawal Amount (up to a maximum fee of 1.00% upon Optional Reset).

   o for Contracts with a Guaranteed Minimum Accumulation Benefit Rider, a fee of 0.75% of the Guaranteed Accumulation Amount.

   o for Contracts with an Earnings Preservation Benefit Rider, a fee of 0.25% deducted daily from subaccount assets prior to annuitization.

   o for Contracts with a Lifetime Withdrawal Guarantee Benefit I rider, a fee of 0.50% of the Total Guaranteed Withdrawal Amount (up to a maximum of 0.95% if an Automatic Annual Step-Up occurs) for the Single Life version, and a fee of 0.70% of the Total Guaranteed Withdrawal Amount (up to a maximum of 1.40% if an Automatic Annual Step-Up occurs) for the Joint Life version.

   o for Contracts with a Lifetime Withdrawal Guarantee II Benefit rider, a fee of 1.25% of the Total Guaranteed Withdrawal Amount (up to a maximum of 1.60% if an Automatic Annual Step-Up occurs) for the Single Life version, and a fee of 1.50% of the Total Guaranteed Withdrawal Amount (up to a maximum of 1.80% if an Automatic Annual Step-Up occurs) for the Joint Life version.

   o for Contracts with an Enhanced Death Benefit rider, a fee of 0.75% (issue age 0-69) or 0.95% (issue age 70-75 of the death benefit base (up to a maximum of 1.50% if an Optional Step-Up occurs).

     Certain waivers or reductions may apply. (See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS.")

     We do not deduct a sales charge from purchase payments.

     For information concerning compensation paid for the sale of contracts, see "Distribution of the Contracts."


TEN DAY RIGHT TO REVIEW:

     After you receive the Contract, you have ten days (more in some states) to return it to us or our agent for cancellation. We will return the Contract Value (or, in certain states, your purchase payments).


PAYMENT ON DEATH:

     If a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) dies before annuitization, the Beneficiary receives a death benefit.

     You will receive the Standard Death Benefit unless you chose to receive one of three optional death benefits--the Annual Step-Up Death Benefit, the Greater of Annual Step-Up or 5% Annual Increase Death Benefit or the Enhanced Death Benefit. The first two optional death benefits will increase the Asset-Based Insurance Charge applicable to your Contract. You may also elect to purchase, for an additional charge, the Earnings Preservation Benefit Rider, which provides an additional death benefit to assist with covering income taxes payable at death. For Contracts issued on or after May 1, 2011, the Earnings Preservation Benefit Rider may not be elected with the Enhanced Death Benefit Rider.

     The Standard Death Benefit equals the greater of the current Contract Value or total purchase payments less a pro rata reduction for partial withdrawals. The Annual Step-Up Death Benefit equals the greater of current Contract Value or the greatest Contract Value on any prior anniversary plus subsequent purchase payments, less a pro rata reduction for subsequent withdrawals. The Greater of Annual Step-Up or 5% Annual Increase Death Benefit equals the greatest of: current Contract Value; purchase payments (less prior withdrawals) accumulated at an annual rate of 5%; or the greatest Contract Value on any prior anniversary plus subsequent purchase payments, less a pro rata reduction for subsequent withdrawals. The Enhanced Death Benefit equals the greatest of: (1) current Contract Value, (2) total purchase payments (adjusted for withdrawals) accumulated at 5% per year, or (3) the highest Contract Value on any Contract Anniversary (adjusted for withdrawals). The Enhanced Death Benefit is payable only in a lump sum.

     Death Proceeds are taxable and generally are included in the income of the recipient as follows:

   o If received under an annuity payment option, they are taxed in the same manner as annuity payments.

   o If distributed in a lump sum, they are taxed in the same manner as a full withdrawal.


WITHDRAWALS:


     Before annuitization you can send us a written request to withdraw all or part of your Contract Value. After a partial withdrawal, the remaining Contract Value must be at least $2,000. Currently, a partial withdrawal must be at least $500. A withdrawal may be subject to federal income tax and federal tax laws penalize and may prohibit certain premature distributions from the Contract. (See "FEDERAL INCOME TAX CONSIDERATIONS.")


     A Withdrawal Charge will apply to certain full and partial withdrawals and certain annuitization transactions for Standard, B Plus, L and P Class Contracts. On full withdrawals the annual contract administrative fee will be deducted. No Withdrawal Charge applies to C Class Contracts. We reserve the right to deduct a premium tax charge on full and partial withdrawals in some states.

     On a Standard, B Plus, L, or P Class Contract in any Contract Year you can make a withdrawal of a portion of your purchase payments free from any Withdrawal Charge (the "free withdrawal amount"). In the first Contract Year, no free withdrawal amount is available unless it is part of a monthly or quarterly systematic withdrawal program in which the monthly withdrawal amount does not exceed 1/12 of 10% of total purchase payments or the quarterly amount does not exceed 1/4 of 10% of total purchase payments. After the first Contract Year, the annual free withdrawal amount is equal to 10% of total purchase payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Earnings may be withdrawn at any time, free from any Withdrawal Charge.

     A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses--Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit).


OTHER

     We are obligated to pay all money we owe under the Contracts, including death benefits, annuity payments, and amounts due under a GMIB, GWB, LWG or GMAB. Any such amounts that exceed the assets in the Variable Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "THE VARIABLE ACCOUNT.")


REPLACEMENT OF CONTRACTS

     EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the Contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this Contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a Withdrawal Charge. The account value of this Contract attributable to the exchanged assets will not be subject to any Withdrawal Charge or be eligible for the

Enhanced Dollar Cost Averaging (EDCA) program. Any additional purchase payments contributed to the new Contract will be subject to all fees and charges, including the Withdrawal Charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new Contract offered by this prospectus. Then, you should compare the fees and charges (e.g., the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new Contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax-free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.

     OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a surrender charge on your old annuity and there will be a new surrender charge period for this contract. Other charges might be higher (or lower) and the benefits may be different. Also, because we will not issue the new annuity Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed. Generally, it is not advisable to purchase a Contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our Contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.

                                   FEE TABLE

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between Eligible Fund options. State premium taxes of 0% to 3.5% may also be deducted. See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Premium and Other Tax Charges" for more information.


CONTRACT OWNER TRANSACTION EXPENSES


      Sales Charge Imposed on Purchase Payments..........................         None
      Withdrawal Charge (as a percentage of each purchase payment).......     9% declining
                                                                            annually -- see
                                                                                Note(1)
      Transfer Fee(2)....................................................   $25

NOTES:
(1) The Withdrawal Charge is a declining percentage of each purchase payment and varies by Contract Class, as follows:


NUMBER OF COMPLETE
YEARS FROM RECEIPT OF             STANDARD CLASS     B PLUS CLASS     L CLASS     P CLASS     C CLASS
PURCHASE PAYMENT                      CHARGE            CHARGE         CHARGE      CHARGE     CHARGE
------------------------------   ----------------   --------------   ---------   ---------   --------
      0.......................   7%                 9%               7%          8%          None
      1.......................   6%                 8%               6%          8%
      2.......................   6%                 8%               5%          8%
      3.......................   5%                 7%               0%          7%
      4.......................   4%                 6%               0%          6%
      5.......................   3%                 5%               0%          5%
      6.......................   2%                 4%               0%          4%
      7.......................   0%                 2%               0%          3%
      8.......................   0%                 2%               0%          2%
      9 and thereafter........   0%                 0%               0%          0%

(2) Currently, we do not charge this fee. We reserve the right to limit the number and dollar amount of transfers and impose a transfer fee of up to $25. We will not restrict transfers to less than 12 per Contract Year.


     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Eligible Fund fees and expenses.


VARIABLE ACCOUNT ANNUAL EXPENSES*
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN THE SUBACCOUNTS)

       Asset-Based Insurance Charge for all subaccounts except the American Funds Bond, American Funds Growth, American Funds Growth-Income, and American Funds Global Small Capitalization Subaccounts(1)


DEATH BENEFIT:**                              STANDARD CLASS   B PLUS CLASS(2)   C CLASS   L CLASS   P CLASS
-------------------------------------------- ---------------- ----------------- --------- --------- --------
      Standard Death Benefit................      1.25%            1.60%         1.60%     1.50%     1.15%
      Annual Step-Up Death Benefit..........      1.45%            1.80%         1.80%     1.70%     1.35%
      Greater of Annual Step-Up or 5% Annual
        Increase Death Benefit..............      1.60%            1.95%         1.95%     1.85%     1.50%

          Asset-Based Insurance Charge for the American Funds Bond, American Funds Growth, American Funds Growth-Income, and American Funds Global Small Capitalization Subaccounts(1)

DEATH BENEFIT:**                              STANDARD CLASS   B PLUS CLASS(2)   C CLASS   L CLASS   P CLASS
-------------------------------------------- ---------------- ----------------- --------- --------- --------
      Standard Death Benefit................      1.50%            1.85%         1.85%     1.75%     1.40%
      Annual Step-Up Death Benefit..........      1.70%            2.05%         2.05%     1.95%     1.60%
      Greater of Annual Step-Up or 5% Annual
        Increase Death Benefit..............      1.85%            2.20%         2.20%     2.10%     1.75%
      Earnings Preservation Benefit Rider(3).....................................................    0.25%

OTHER CONTRACT FEES


      Annual Contract Administrative Fee(4)........   $30

OPTIONAL BENEFIT RIDERS+


      Enhanced Death Benefit Rider (issue age 0-69)(5)......................     Maximum Guaranteed Charge:   1.50%
                                                                                            Current Charge:   0.75%
      Enhanced Death Benefit Rider (issue age 70-75)(5).....................     Maximum Guaranteed Charge:   1.50%
                                                                                            Current Charge:   0.95%
      Guaranteed Minimum Income Benefit (GMIB Plus II)(6)...................     Maximum Guaranteed Charge:   1.50%
                                                                                            Current Charge:   1.00%
      Guaranteed Minimum Income Benefit (GMIB Plus I)(6)....................     Maximum Guaranteed Charge:   1.50%
                                                                                            Current Charge:   0.80%
      Guaranteed Minimum Income Benefit (GMIB II or GMIB I)(6)..............                Current Charge:   0.50%
      Guaranteed Withdrawal Benefit(7)......................................     Maximum Guaranteed Charge:   0.95%
                                                                                            Current Charge:   0.50%
      Enhanced Guaranteed Withdrawal Benefit(7).............................     Maximum Guaranteed Charge:   1.00%
                                                                                            Current Charge:   0.55%
      Lifetime Withdrawal Guarantee II Benefit (Single Life Version)(8).....     Maximum Guaranteed Charge:   1.60%
                                                                                            Current Charge:   1.25%
      Lifetime Withdrawal Guarantee II Benefit (Joint Life Version)(8)......     Maximum Guaranteed Charge:   1.80%
                                                                                            Current Charge:   1.50%
      Lifetime Withdrawal Guarantee I Benefit (Single Life version)(8)......     Maximum Guaranteed Charge:   0.95%
                                                                                            Current Charge:   0.50%
      Lifetime Withdrawal Guarantee I Benefit (Joint Life version)(8).......     Maximum Guaranteed Charge:   1.40%
                                                                                            Current Charge:   0.70%
      Guaranteed Minimum Accumulation Benefit(9)............................                Current Charge:   0.75%

NOTES:


*     We are waiving the Asset Based Insurance Charge in the following amounts:
      (a) 0.08% for the Subaccount investing in the WMC Large Cap Research Portfolio and (b) the amount, if any, equal to the underlying fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio.


** Please see "Optional Benefit Riders" below for an additional optional death benefit rider, the Enhanced Death Benefit, for which the charge is assessed on the death benefit base and deducted annually from your Contract Value.

+ You may only elect one living benefit rider at a time. Certain riders are no longer available for purchase. (See "Living Benefits.") The GMIB Plus II rider is the only living benefit rider that may be elected with the Enhanced Death Benefit rider. For Contracts issued on or after May 1, 2011, the Earnings Preservation Benefit Rider may not be elected with the Enhanced Death Benefit Rider.

(1) For Contracts issued prior to May 1, 2003, the Asset-Based Insurance Charge for the Annual Step-Up Death Benefit and the Greater of Annual Step-Up or 5% Annual Increase Death Benefit is 0.10% lower than what is described in the table. After annuitization, the amount of the Asset-Based Insurance Charge for each Class will be the charge that would apply for the standard death benefit; except that for the B Plus Class and the P Class, the Asset-Based Insurance Charge will be 1.25% after annuitization (1.50% for the

   American Funds Bond, American Funds Growth, American Funds Growth-Income, and American Funds Global Small Capitalization Subaccounts). We reserve the right to impose an increased Asset-Based Insurance Charge on other subaccounts that we add to the Contract in the future. The increase will not exceed the annual rate of 0.25% of average daily net assets in any such subaccounts.

(2) The Asset-Based Insurance Charge will be reduced on the B Plus Class by 0.35% after the expiration of the 9-year Withdrawal Charge period.

(3) The charge for the Earnings Preservation Benefit Rider will not be assessed after annuitization.

(4) We will also deduct this fee on full withdrawal (regardless of contract size) and pro rata on annuitization. This fee will not be deducted during the accumulation period or on annuitization for Contracts with a Contract Value of $50,000 or more. We reserve the right to deduct this fee during the Annuity Period, pro rata from each annuity payment.

(5) The Enhanced Death Benefit rider charge is imposed on the death benefit base annually in arrears on each Contract Anniversary (prior to taking into account any Optional Step-Up). The death benefit base is initially set at an amount equal to your initial purchase payment. The death benefit base is adjusted for subsequent purchase payments and withdrawals. See "THE CONTRACTS--Enhanced Death Benefit" for a definition of the term death benefit base. If you elect an Optional Step-Up, we may increase the charge. Different charges for the Enhanced Death Benefit were in effect prior to May 4, 2009. See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Enhanced Death Benefit Rider" for more information.

(6) For Contracts issued in New York State only, the GMIB Plus II rider charge is 0.95%. The Guaranteed Minimum Income Benefit rider charge is imposed on the Income Base annually in arrears on each Contract Anniversary (for GMIB Plus I and GMIB Plus II, prior to taking into account any Optional Reset/Step-Up). The rider charge is deducted pro rata from each subaccount, the Fixed Account and the EDCA Guaranteed Account. The Income Base is based on the greater of premiums accumulated with interest and the greatest anniversary value for the Contract, subject to certain limitations. The charge for the Guaranteed Minimum Income Benefit will not be assessed after annuitization. If you elect an Optional Reset under GMIB Plus I or an Optional Step-Up under GMIB Plus II, we may increase the charge but the charge will not exceed the maximum charge listed in this table. Different charges for GMIB II and GMIB I were in effect prior to May 1, 2005. Different charges for GMIB Plus I were in effect prior to February 26, 2007. Different charges for GMIB Plus II were in effect prior to February 24, 2009. See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Guaranteed Minimum Income Benefit Rider" and "GUARANTEED INCOME BENEFITS" for more information.

(7) The Guaranteed Withdrawal Benefit rider charge is imposed on the Guaranteed Withdrawal Amount annually in arrears on each Contract Anniversary. The rider charge is deducted pro rata from each subaccount, the Fixed Account and the EDCA Guaranteed Account. The Guaranteed Withdrawal Amount initially equals your purchase payments (and any applicable GWB Bonus Amount). If you elect an Optional Reset as permitted under this benefit, we may increase the Guaranteed Withdrawal Benefit charge to the then current charge applicable to the same rider, but no more than the maximum percentage of the Guaranteed Withdrawal Amount stated above. Different charges for Enhanced Guaranteed Withdrawal Benefit were in effect prior to July 16, 2007. See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit Rider" and "GUARANTEED WITHDRAWAL BENEFITS" for more information.

(8) The Lifetime Withdrawal Guarantee rider charge is imposed on the Total Guaranteed Withdrawal Amount annually in arrears on each Contract Anniversary (after applying any 7.25% Compounding Income Amount (6% in New York) and prior to taking into account any Automatic Annual Step-Up). The rider charge is deducted pro rata from each subaccount, the Fixed Account and the EDCA Guaranteed Account. The Total Guaranteed Withdrawal Amount initially equals your initial Purchase Payments. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee, we may increase the charge. Different charges for LWG II were in effect prior to February 24, 2009. See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit Rider" and "GUARANTEED WITHDRAWAL BENEFITS" for more information.


(9) The Guaranteed Minimum Accumulation Benefit Rider Charge is imposed on the Guaranteed Accumulation Amount annually in arrears on each Contract Anniversary. The rider charge is deducted pro rata from the Asset Allocation subaccount and the EDCA Guaranteed Account. The Guaranteed Accumulation Amount equals a percentage of the purchase payments you made during the first 120 days that you held the Contract, less reductions for any withdrawals (and related Withdrawal Charges) that you made at any time before the Rider Maturity Date. The percentage of purchase payments made that determines the guaranteed amount range from 110% to 130%, depending on the Asset Allocation subaccount you selected at issue. See "GUARANTEED MINIMUM ACCUMULATION BENEFIT" for more information.


     The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Eligible Fund's fees and expenses is contained below and in the prospectus for each Eligible Fund.

MINIMUM AND MAXIMUM TOTAL ANNUAL ELIGIBLE FUND OPERATING EXPENSES


                                                                                              MINIMUM     MAXIMUM
                                                                                             ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Eligible Fund assets, including management fees, distribution
 and/or service (12b-1) fees, and other expenses).........................................    0.52%       1.90%


ELIGIBLE FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)



                                                                                  ACQUIRED
                                                        DISTRIBUTION                FUND       TOTAL       FEE WAIVER    NET TOTAL
                                                           AND/OR                   FEES       ANNUAL        AND/OR       ANNUAL
                                           MANAGEMENT      SERVICE       OTHER       AND     OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                                  FEE      (12B-1) FEES   EXPENSES   EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
----------------------------------------- ------------ -------------- ---------- ---------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 -- CLASS 2
American Funds Bond Fund.................    0.37%         0.25%        0.02%      --         0.64%       --            0.64%
American Funds Global Small
 Capitalization Fund.....................    0.70%         0.25%        0.04%      --         0.99%       --            0.99%
American Funds Growth Fund...............    0.33%         0.25%        0.02%      --         0.60%       --            0.60%
American Funds Growth-Income Fund........    0.27%         0.25%        0.02%      --         0.54%       --            0.54%
MET INVESTORS SERIES TRUST
AllianceBernstein Global Dynamic
 Allocation Portfolio -- Class B.........    0.61%         0.25%        0.03%    0.01%        0.90%     0.02%           0.88%
Allianz Global Investors Dynamic
 Multi-Asset Plus Portfolio -- Class B       0.68%         0.25%        0.93%      --         1.86%     0.66%           1.20%
AQR Global Risk Balanced Portfolio --
 Class B.................................    0.61%         0.25%        0.04%    0.03%        0.93%     0.02%           0.91%
BlackRock Global Tactical Strategies
 Portfolio -- Class B....................    0.66%         0.25%        0.01%    0.14%        1.06%     0.03%           1.03%
Clarion Global Real Estate Portfolio --
 Class B.................................    0.60%         0.25%        0.05%      --         0.90%       --            0.90%
ClearBridge Aggressive Growth
 Portfolio -- Class B....................    0.59%         0.25%        0.02%      --         0.86%     0.00%           0.86%
ClearBridge Aggressive Growth
 Portfolio -- Class E +..................    0.59%         0.15%        0.02%      --         0.76%     0.00%           0.76%
Harris Oakmark International
 Portfolio -- Class B....................    0.77%         0.25%        0.06%      --         1.08%     0.02%           1.06%
Harris Oakmark International
 Portfolio -- Class E +..................    0.77%         0.15%        0.06%      --         0.98%     0.02%           0.96%
Invesco Balanced-Risk Allocation
 Portfolio -- Class B....................    0.64%         0.25%        0.04%    0.03%        0.96%     0.03%           0.93%
Invesco Mid Cap Value Portfolio --
 Class B.................................    0.65%         0.25%        0.05%    0.08%        1.03%     0.02%           1.01%
Invesco Small Cap Growth Portfolio --
 Class B.................................    0.85%         0.25%        0.02%      --         1.12%     0.02%           1.10%
JPMorgan Global Active Allocation
 Portfolio -- Class B....................    0.74%         0.25%        0.09%      --         1.08%     0.05%           1.03%
Loomis Sayles Global Markets
 Portfolio -- Class B....................    0.70%         0.25%        0.08%      --         1.03%       --            1.03%

                                                                               ACQUIRED
                                                     DISTRIBUTION                FUND       TOTAL       FEE WAIVER    NET TOTAL
                                                        AND/OR                   FEES       ANNUAL        AND/OR       ANNUAL
                                        MANAGEMENT      SERVICE       OTHER       AND     OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                               FEE      (12B-1) FEES   EXPENSES   EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------- ------------ -------------- ---------- ---------- ----------- --------------- ----------
Lord Abbett Bond Debenture
 Portfolio -- Class B.................    0.51%         0.25%        0.03%      --         0.79%       --              0.79%
Met/Franklin Low Duration Total Return
 Portfolio -- Class B.................    0.50%         0.25%        0.05%      --         0.80%     0.03%             0.77%
MetLife Balanced Plus Portfolio --
 Class B..............................    0.24%         0.25%        0.01%    0.42%        0.92%     0.00%             0.92%
MetLife Multi-Index Targeted Risk
 Portfolio -- Class B.................    0.18%         0.25%        0.11%    0.22%        0.76%       --              0.76%
MFS(R) Research International
 Portfolio -- Class B.................    0.68%         0.25%        0.07%      --         1.00%     0.06%             0.94%
Morgan Stanley Mid Cap Growth
 Portfolio -- Class B.................    0.64%         0.25%        0.05%      --         0.94%     0.01%             0.93%
Oppenheimer Global Equity Portfolio --
 Class B..............................    0.67%         0.25%        0.08%      --         1.00%     0.03%             0.97%
PanAgora Global Diversified Risk
 Portfolio -- Class B.................    0.65%         0.25%        0.98%    0.02%        1.90%     0.58%             1.32%
PIMCO Inflation Protected Bond
 Portfolio -- Class B.................    0.47%         0.25%        0.08%      --         0.80%     0.00%             0.80%
PIMCO Total Return Portfolio -- Class B   0.48%         0.25%        0.03%      --         0.76%       --              0.76%
Pyramis(R) Government Income
 Portfolio -- Class B.................    0.42%         0.25%        0.03%      --         0.70%       --              0.70%
Pyramis(R) Managed Risk Portfolio --
 Class B..............................    0.45%         0.25%        0.45%    0.46%        1.61%     0.35%             1.26%
Schroders Global Multi-Asset
 Portfolio -- Class B.................    0.65%         0.25%        0.10%    0.05%        1.05%       --              1.05%
T. Rowe Price Mid Cap Growth
 Portfolio -- Class B.................    0.75%         0.25%        0.03%      --         1.03%       --              1.03%
WMC Large Cap Research Portfolio --
 Class B..............................    0.59%         0.25%        0.03%      --         0.87%     0.05%             0.82%
METROPOLITAN SERIES FUND
Baillie Gifford International Stock
 Portfolio -- Class B.................    0.79%         0.25%        0.08%      --         1.12%     0.12%             1.00%
Baillie Gifford International Stock
 Portfolio -- Class E +...............    0.79%         0.15%        0.08%      --         1.02%     0.12%             0.90%
Barclays Aggregate Bond Index
 Portfolio -- Class B.................    0.25%         0.25%        0.03%      --         0.53%     0.01%             0.52%
BlackRock Bond Income Portfolio --
 Class B..............................    0.33%         0.25%        0.02%      --         0.60%     0.00%             0.60%
BlackRock Capital Appreciation
 Portfolio -- Class B.................    0.69%         0.25%        0.02%      --         0.96%     0.01%             0.95%
BlackRock Capital Appreciation
 Portfolio -- Class E +...............    0.69%         0.15%        0.02%      --         0.86%     0.01%             0.85%
BlackRock Large Cap Value Portfolio --
 Class B..............................    0.63%         0.25%        0.02%      --         0.90%     0.06%             0.84%
BlackRock Large Cap Value Portfolio --
 Class E +............................    0.63%         0.15%        0.02%      --         0.80%     0.06%             0.74%

                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
ELIGIBLE FUND                                     FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
BlackRock Money Market Portfolio --
 Class B....................................    0.33%         0.25%        0.02%
Frontier Mid Cap Growth Portfolio --
 Class B....................................    0.72%         0.25%        0.03%
Jennison Growth Portfolio -- Class B........    0.60%         0.25%        0.02%
Jennison Growth Portfolio -- Class E +          0.60%         0.15%        0.02%
Loomis Sayles Small Cap Core
 Portfolio -- Class B.......................    0.90%         0.25%        0.05%
Loomis Sayles Small Cap Core
 Portfolio -- Class E +.....................    0.90%         0.15%        0.05%
Loomis Sayles Small Cap Growth
 Portfolio -- Class B.......................    0.90%         0.25%        0.05%
Met/Artisan Mid Cap Value Portfolio --
 Class B....................................    0.81%         0.25%        0.02%
Met/Artisan Mid Cap Value Portfolio --
 Class E +..................................    0.81%         0.15%        0.02%
MetLife Mid Cap Stock Index
 Portfolio -- Class B.......................    0.25%         0.25%        0.05%
MetLife Stock Index Portfolio --
 Class B....................................    0.25%         0.25%        0.02%
MFS(R) Total Return Portfolio -- Class B        0.55%         0.25%        0.04%
MFS(R) Value Portfolio -- Class B...........    0.70%         0.25%        0.02%
MFS(R) Value Portfolio -- Class E +.........    0.70%         0.15%        0.02%
MSCI EAFE(R) Index Portfolio -- Class B         0.30%         0.25%        0.10%
Neuberger Berman Genesis Portfolio --
 Class B....................................    0.80%         0.25%        0.03%
Neuberger Berman Genesis Portfolio --
 Class E +..................................    0.80%         0.15%        0.03%
Russell 2000(R) Index Portfolio --
 Class B....................................    0.25%         0.25%        0.06%
T. Rowe Price Large Cap Growth
 Portfolio -- Class B.......................    0.60%         0.25%        0.03%
T. Rowe Price Small Cap Growth
 Portfolio -- Class B.......................    0.48%         0.25%        0.04%
Western Asset Management Strategic
 Bond Opportunities Portfolio --
 Class B....................................    0.60%         0.25%        0.06%
Western Asset Management Strategic
 Bond Opportunities Portfolio --
 Class E +..................................    0.60%         0.15%        0.06%
Western Asset Management
 U.S. Government Portfolio -- Class B           0.47%         0.25%        0.02%
Western Asset Management
 U.S. Government Portfolio -- Class E
 +..........................................    0.47%         0.15%        0.02%
WMC Balanced Portfolio -- Class B...........    0.46%         0.25%        0.05%



                                              ACQUIRED
                                                FUND       TOTAL       FEE WAIVER    NET TOTAL
                                                FEES       ANNUAL        AND/OR       ANNUAL
                                                 AND     OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                                 EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------------- ---------- ----------- --------------- ----------
BlackRock Money Market Portfolio --
 Class B....................................   --         0.60%     0.02%             0.58%
Frontier Mid Cap Growth Portfolio --
 Class B....................................   --         1.00%     0.01%             0.99%
Jennison Growth Portfolio -- Class B........   --         0.87%     0.07%             0.80%
Jennison Growth Portfolio -- Class E +         --         0.77%     0.07%             0.70%
Loomis Sayles Small Cap Core
 Portfolio -- Class B....................... 0.12%        1.32%     0.07%             1.25%
Loomis Sayles Small Cap Core
 Portfolio -- Class E +..................... 0.12%        1.22%     0.07%             1.15%
Loomis Sayles Small Cap Growth
 Portfolio -- Class B.......................   --         1.20%     0.09%             1.11%
Met/Artisan Mid Cap Value Portfolio --
 Class B....................................   --         1.08%       --              1.08%
Met/Artisan Mid Cap Value Portfolio --
 Class E +..................................   --         0.98%       --              0.98%
MetLife Mid Cap Stock Index
 Portfolio -- Class B....................... 0.02%        0.57%     0.00%             0.57%
MetLife Stock Index Portfolio --
 Class B....................................   --         0.52%     0.01%             0.51%
MFS(R) Total Return Portfolio -- Class B       --         0.84%       --              0.84%
MFS(R) Value Portfolio -- Class B...........   --         0.97%     0.14%             0.83%
MFS(R) Value Portfolio -- Class E +.........   --         0.87%     0.14%             0.73%
MSCI EAFE(R) Index Portfolio -- Class B      0.01%        0.66%     0.00%             0.66%
Neuberger Berman Genesis Portfolio --
 Class B....................................   --         1.08%     0.01%             1.07%
Neuberger Berman Genesis Portfolio --
 Class E +..................................   --         0.98%     0.01%             0.97%
Russell 2000(R) Index Portfolio --
 Class B.................................... 0.11%        0.67%     0.00%             0.67%
T. Rowe Price Large Cap Growth
 Portfolio -- Class B.......................   --         0.88%     0.01%             0.87%
T. Rowe Price Small Cap Growth
 Portfolio -- Class B.......................   --         0.77%       --              0.77%
Western Asset Management Strategic
 Bond Opportunities Portfolio --
 Class B....................................   --         0.91%     0.04%             0.87%
Western Asset Management Strategic
 Bond Opportunities Portfolio --
 Class E +..................................   --         0.81%     0.04%             0.77%
Western Asset Management
 U.S. Government Portfolio -- Class B          --         0.74%     0.01%             0.73%
Western Asset Management
 U.S. Government Portfolio -- Class E
 +..........................................   --         0.64%     0.01%             0.63%
WMC Balanced Portfolio -- Class B...........   --         0.76%     0.00%             0.76%

                                                            DISTRIBUTION
                                                               AND/OR
                                               MANAGEMENT      SERVICE       OTHER
ELIGIBLE FUND                                      FEE      (12B-1) FEES   EXPENSES
--------------------------------------------- ------------ -------------- ----------
WMC Core Equity Opportunities
 Portfolio -- Class B........................    0.70%         0.25%      0.02%
WMC Core Equity Opportunities
 Portfolio -- Class E +......................    0.70%         0.15%      0.02%
MET INVESTORS SERIES TRUST--ASSET
 ALLOCATION PORTFOLIOS
American Funds(R) Balanced Allocation
 Portfolio -- Class C........................    0.06%         0.55%        --
American Funds(R) Growth Allocation
 Portfolio -- Class C........................    0.06%         0.55%      0.01%
American Funds(R) Moderate Allocation
 Portfolio -- Class C........................    0.06%         0.55%      0.01%
MetLife Asset Allocation 100
 Portfolio -- Class B........................    0.07%         0.25%      0.01%
SSgA Growth and Income ETF
 Portfolio -- Class B........................    0.30%         0.25%      0.01%
SSgA Growth ETF Portfolio -- Class B.........    0.32%         0.25%      0.01%
METROPOLITAN SERIES FUND--ASSET
 ALLOCATION PORTFOLIOS - CLASS B
MetLife Asset Allocation 20 Portfolio........    0.09%         0.25%      0.02%
MetLife Asset Allocation 40 Portfolio........    0.07%         0.25%      0.01%
MetLife Asset Allocation 60 Portfolio........    0.06%         0.25%        --
MetLife Asset Allocation 80 Portfolio........    0.06%         0.25%      0.01%



                                               ACQUIRED
                                                 FUND       TOTAL       FEE WAIVER    NET TOTAL
                                                 FEES       ANNUAL        AND/OR       ANNUAL
                                                  AND     OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                                  EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
--------------------------------------------- ---------- ----------- --------------- ----------
WMC Core Equity Opportunities
 Portfolio -- Class B........................   --         0.97%     0.11%           0.86%
WMC Core Equity Opportunities
 Portfolio -- Class E +......................   --         0.87%     0.11%           0.76%
MET INVESTORS SERIES TRUST--ASSET
 ALLOCATION PORTFOLIOS
American Funds(R) Balanced Allocation
 Portfolio -- Class C........................ 0.42%        1.03%       --            1.03%
American Funds(R) Growth Allocation
 Portfolio -- Class C........................ 0.43%        1.05%       --            1.05%
American Funds(R) Moderate Allocation
 Portfolio -- Class C........................ 0.40%        1.02%       --            1.02%
MetLife Asset Allocation 100
 Portfolio -- Class B........................ 0.70%        1.03%       --            1.03%
SSgA Growth and Income ETF
 Portfolio -- Class B........................ 0.23%        0.79%       --            0.79%
SSgA Growth ETF Portfolio -- Class B......... 0.25%        0.83%       --            0.83%
METROPOLITAN SERIES FUND--ASSET
 ALLOCATION PORTFOLIOS - CLASS B
MetLife Asset Allocation 20 Portfolio........ 0.52%        0.88%     0.01%           0.87%
MetLife Asset Allocation 40 Portfolio........ 0.57%        0.90%       --            0.90%
MetLife Asset Allocation 60 Portfolio........ 0.62%        0.93%       --            0.93%
MetLife Asset Allocation 80 Portfolio........ 0.66%        0.98%       --            0.98%



     + Class E shares of this portfolio are offered only for Contracts issued prior to May 1, 2004.

     The information shown in the table above was provided by the Eligible Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Eligible Fund's 2014 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Eligible Fund, but that the expenses of the Eligible Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Eligible Fund's board of directors or trustees, are not shown.


     Certain Eligible Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Eligible Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.


EXAMPLES

     These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and Eligible Fund fees and expenses.(1)

     The examples assume that the Contract has (i) the Enhanced Death Benefit,
(ii) the Guaranteed Minimum Income Benefit Rider (GMIB Plus II) and assuming the maximum charge permitted on an Optional Reset of 1.50% applies in all Contract years and (iii) the Earnings Preservation Benefit.

     EXAMPLE 1. This Example assumes that you invest $10,000 in a Standard
                                                                  --------
Class Contract for the time periods indicated. The Example also assumes that
--------------
your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable Withdrawal Charges deducted) at the end of the applicable time period:



                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                 --------   ---------   ---------   ---------
  (a).........    $1,387     $2,639      $3,926      $7,492
  (b).........    $1,249     $2,243      $3,295      $6,401


     (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no Withdrawal Charges would be deducted)(2):



                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                 --------   ---------   ---------   ---------
  (a).........     $687      $2,099      $3,566      $7,492
  (b).........     $549      $1,703      $2,935      $6,401


     EXAMPLE 2. This Example assumes that you invest $10,000 in a B Plus Class
                                                                  ------------
Contract for the time periods indicated. The Example also assumes that your
--------
investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable Withdrawal Charges deducted) at the end of the applicable time period:



                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                 --------   ---------   ---------   ---------
  (a).........    $1,686     $3,032      $4,425      $8,018
  (b).........    $1,543     $2,622      $3,779      $6,921


     (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no Withdrawal Charges would be deducted)(2):



                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                 --------   ---------   ---------   ---------
  (a).........     $750      $2,283      $3,863      $8,018
  (b).........     $607      $1,874      $3,217      $6,921


     EXAMPLE 3. This Example assumes that you invest $10,000 in a C Class
                                                                  -------
Contract for the time periods indicated. The Example also assumes that your
--------
investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract, do not surrender your Contract, annuitize or do not annuitize at the end of the applicable time period (no Withdrawal Charges apply to the C Class):



                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                 --------   ---------   ---------   ---------
  (a).........     $722      $2,198      $3,720      $7,743
  (b).........     $584      $1,805      $3,099      $6,693

     EXAMPLE 4. This Example assumes that you invest $10,000 in an L Class
                                                                   -------
Contract for the time periods indicated. The Example also assumes that your
--------
investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable Withdrawal Charges deducted) at the end of the applicable time period:



                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                 --------   ---------   ---------   ---------
  (a).........    $1,412     $2,620      $3,676      $7,672
  (b).........    $1,274     $2,226      $3,052      $6,611


     (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no Withdrawal Charges would be deducted)(2):



                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                 --------   ---------   ---------   ---------
  (a).........     $712      $2,170      $3,676      $7,672
  (b).........     $574      $1,776      $3,052      $6,611


     EXAMPLE 5. This Example assumes that you invest $10,000 in an P Class
                                                                   -------
Contract for the time periods indicated. The Example also assumes that your
--------
investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable Withdrawal Charges deducted) at the end of the applicable time period:



                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                 --------   ---------   ---------   ---------
  (a).........    $1,477     $2,791      $4,061      $7,418
  (b).........    $1,339     $2,394      $3,428      $6,316


     (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no Withdrawal Charges would be deducted)(2):



                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                 --------   ---------   ---------   ---------
  (a).........     $677      $2,071      $3,521      $7,418
  (b).........     $539      $1,674      $2,888      $6,316


     PLEASE REMEMBER THAT THE EXAMPLES ARE SIMPLY ILLUSTRATIONS AND DO NOT REPRESENT PAST OR FUTURE EXPENSES. Your actual expenses may be higher or lower than those reflected in the examples depending on the features you choose. Similarly your rate of return may be more or less than the 5% assumed in the examples.

NOTES:

(1) The examples do not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). The examples use an average Contract Administrative Fee of 0.029% for the Standard Class; 0.029% for the B Plus Class; 0.029% for the C Class; 0.026% for the L Class; and 0.026% for the P Class. (See note (4) to the Variable Account Annual Expenses table.)


(2) If you subsequently withdraw the commuted value of amounts placed under any of these options, we will deduct from the amount you receive a portion of the Withdrawal Charge amount that would have been deducted when you originally applied the Contract proceeds to the option. (see "Withdrawal Charge" and "Annuity Options" for more information.)
--------------------------------------------------------------------------------
Condensed financial information containing the Accumulation Unit Value history appears at the end of this prospectus (see "ACCUMULATION UNIT VALUES (Condensed Financial Information)").


                                  THE COMPANY

     We were organized as a stock life insurance company in Delaware in 1980 and are authorized to operate in all states, and the District of Columbia. Formerly, we were a wholly-owned subsidiary of New England Mutual Life Insurance Company ("New England Mutual"). On August 30, 1996, New England Mutual merged into MetLife, an insurance company whose principal office is 1095 Avenue of the Americas, New York, NY 10036. MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife then became the parent of New England Variable Life Insurance Company which changed its name to "New England Life Insurance Company," (the "Company") and changed its domicile from the State of Delaware to the Commonwealth of Massachusetts. The Company is located at One Financial Center, Boston, Massachusetts 02111.


                              THE VARIABLE ACCOUNT

     We established a separate investment account, New England Variable Annuity Separate Account (the "Variable Account"), under Delaware law on July 1, 1994, to hold the assets backing the Contracts. When the Company changed its domicile to Massachusetts on August 30, 1996 the Variable Account became subject to Massachusetts law. The Variable Account is registered as a unit investment trust under the Investment Company Act of 1940. The Variable Account may be used to support other variable annuity contracts besides the Contracts. The other contracts may have different charges, and provide different benefits.

     The assets of the Variable Account equal to its reserves and other contract liabilities are not available to meet the claims of the Company's general creditors. The income and realized and unrealized capital gains or losses of the Variable Account are credited to or charged against the Variable Account and not to other income, gains or losses of the Company. All obligations arising under the Contracts are, however, general corporate obligations of the Company.

     We allocate your purchase payments to the subaccounts that you elect. If you allocate purchase payments to the Variable Account, the value of Accumulation Units credited to your Contract and the amount of the variable annuity payments depend on the investment experience of the Eligible Fund (a mutual fund) in which your selected subaccount invests. We do not guarantee the investment performance of the Variable Account. You bear the full investment risk for all amounts allocated to the Variable Account.

     We are obligated to pay all money we owe under the Contracts--such as death benefits and income payments--even if that amount exceeds the assets in the Variable Account. Any such amount that exceeds the assets in the Variable Account is paid from our general account. Any such amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed Minimum Accumulation Benefit that exceeds the assets in the Variable Account are also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. The Company is regulated as an insurance company under state law, which includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.

     The investment advisers to certain of the Eligible Funds offered with the Contracts or with other variable annuity contracts issued through the Variable Account may be regulated as Commodity Pool Operators. While we do not concede that the Variable Account is a commodity pool, we have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and are not subject to registration or regulation as a pool operator under the CEA.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE ELIGIBLE FUNDS

     An investment adviser (other than our affiliate MetLife Advisers) or subadviser of an Eligible Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Eligible Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Eligible Fund assets. Contract Owners, through their indirect investment in the Eligible Funds, bear the costs of these advisory fees (see the Eligible Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Eligible Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

     Additionally, an investment adviser or subadviser (other than our affiliate, MetLife Advisers) of an Eligible Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

     We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser MetLife Advisers, which is formed as a "limited liability company". Our ownership interest in MetLife Advisers entitles us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Eligible Funds. We will benefit accordingly from assets allocated to the Eligible Funds to the extent they result in profits to the adviser. (See "FEE TABLE--Annual Eligible Fund Operating Expenses" for information on the management fees paid by the Eligible Funds and the Statement of Additional Information for the Eligible Funds for information on the management fees paid by the advisers to the subadvisers.)

     Certain Eligible Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Eligible Fund's 12b-1 Plan, if any, is described in more detail in the Eligible Fund's prospectus. (See "FEE TABLE--Annual Eligible Fund Operating Expenses" and "DISTRIBUTION OF THE CONTRACTS.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an Eligible Fund's 12b-1 Plan decrease the Eligible Fund's investment return.

     We select the Eligible Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Eligible Fund's adviser or subadviser is one of our affiliates or whether the Eligible Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Eligible Funds periodically and may remove an Eligible Fund or limit its availability to new purchase payments and/or transfers of Contract Value if we determine that the Eligible Fund no longer meets one or more of the selection criteria, and/or if the Eligible Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Eligible Funds based on recommendations made by selling firms. These selling firms may receive payments from the Eligible Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Eligible Funds.

     We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "DISTRIBUTION OF THE CONTRACTS.")

     WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR ELIGIBLE FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE ELIGIBLE FUNDS YOU HAVE CHOSEN.



INVESTMENTS OF THE VARIABLE ACCOUNT

     We will allocate your purchase payments to the subaccounts investing in one or more of the Eligible Funds you chose, which we list below. No sales charge will apply at the time you make your payment. You may change your selection of Eligible Funds for future purchase payments at any time free of charge. (See "Requests and Elections.") You can transfer to or from any Eligible Fund, subject to certain conditions. (See "Transfer Privilege.") You may allocate your Contract Value among the subaccounts (including the Fixed Account, with certain exceptions) as you choose at any one time (subject to limitation). You may not choose more than 18 subaccounts (including the Fixed Account) at the time you submit your initial purchase payment. If you wish to allocate a subsequent purchase payment to more than 18 subaccounts (including the Fixed Account), we must have your request to allocate future purchase payments to more than 18 subaccounts on record before we can apply your subsequent payment to your chosen allocation. You must allocate a minimum of $500 to each account you select unless the Company consents to lower amounts. We reserve the right to add or remove Eligible Funds from time to time. See "Substitution of Investments."

     Certain Eligible Funds have investment objectives and policies similar to other funds that may be managed by the same subadviser. The performance of the Eligible Funds, however, may be higher or lower than the other funds. We make no representation that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same subadviser.

     You'll find complete information about the Eligible Funds, including the risks associated with each, in the accompanying prospectuses. They should be read along with this prospectus.


     You can obtain copies of the Eligible Fund prospectuses by calling us at 1-800-777-5897. You can also get information about the Metropolitan Fund, Met Investors Series Trust and the American Funds Insurance Series (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http:// www.sec.gov.




ELIGIBLE FUND                            INVESTMENT OBJECTIVE                      INVESTMENT ADVISER/SUBADVISER
--------------------------------------   ---------------------------------------   -----------------------------------------
AMERICAN FUNDS INSURANCE
 SERIES(R) -- CLASS 2
American Funds Bond Fund                 Seeks as high a level of current          Capital Research and Management
                                         income as is consistent with the          Company
                                         preservation of capital.
American Funds Global Small              Seeks long-term growth of capital.        Capital Research and Management
 Capitalization Fund                                                               Company
American Funds Growth Fund               Seeks growth of capital.                  Capital Research and Management
                                                                                   Company
American Funds Growth-Income             Seeks long-term growth of capital         Capital Research and Management
 Fund                                    and income.                               Company
MET INVESTORS SERIES TRUST
AllianceBernstein Global Dynamic         Seeks capital appreciation and            MetLife Advisers, LLC
 Allocation Portfolio -- Class B         current income.                           Subadviser: AllianceBernstein L.P.
Allianz Global Investors Dynamic         Seeks total return.                       MetLife Advisers, LLC
 Multi-Asset Plus Portfolio --                                                     Subadviser: Allianz Global Investors
 Class B                                                                           U.S. LLC
American Funds(R) Balanced               Seeks a balance between a high            MetLife Advisers, LLC
 Allocation Portfolio -- Class C         level of current income and growth
                                         of capital, with a greater emphasis
                                         on growth of capital.
American Funds(R) Growth Allocation      Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class C
American Funds(R) Moderate               Seeks a high total return in the form     MetLife Advisers, LLC
 Allocation Portfolio -- Class C         of income and growth of capital, with
                                         a greater emphasis on income.
AQR Global Risk Balanced                 Seeks total return.                       MetLife Advisers, LLC
 Portfolio -- Class B                                                              Subadviser: AQR Capital Management, LLC
BlackRock Global Tactical Strategies     Seeks capital appreciation and            MetLife Advisers, LLC
 Portfolio -- Class B                    current income.                           Subadviser: BlackRock Financial
                                                                                   Management, Inc.
Clarion Global Real Estate               Seeks total return through                MetLife Advisers, LLC
 Portfolio -- Class B                    investment in real estate securities,     Subadviser: CBRE Clarion Securities LLC
                                         emphasizing both capital
                                         appreciation and current income.
ClearBridge Aggressive Growth            Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                              Subadviser: ClearBridge Investments, LLC

ELIGIBLE FUND                          INVESTMENT OBJECTIVE                      INVESTMENT ADVISER/SUBADVISER
------------------------------------   ---------------------------------------   ---------------------------------------
Harris Oakmark International           Seeks long-term capital                   MetLife Advisers, LLC
 Portfolio -- Class B                  appreciation.                             Subadviser: Harris Associates L.P.
Invesco Balanced-Risk Allocation       Seeks total return.                       MetLife Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: Invesco Advisers, Inc.
Invesco Mid Cap Value Portfolio --     Seeks high total return by investing      MetLife Advisers, LLC
 Class B                               in equity securities of mid-sized         Subadviser: Invesco Advisers, Inc.
 (formerly Lord Abbett Mid Cap         companies.                                (formerly Lord, Abbett & Co. LLC)
 Value Portfolio)
Invesco Small Cap Growth               Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: Invesco Advisers, Inc.
JPMorgan Global Active Allocation      Seeks capital appreciation and            MetLife Advisers, LLC
 Portfolio -- Class B                  current income.                           Subadviser: J.P. Morgan Investment
                                                                                 Management Inc.
Loomis Sayles Global Markets           Seeks high total investment return        MetLife Advisers, LLC
 Portfolio -- Class B                  through a combination of capital          Subadviser: Loomis, Sayles & Company,
                                       appreciation and income.                  L.P.
Lord Abbett Bond Debenture             Seeks high current income and the         MetLife Advisers, LLC
 Portfolio -- Class B                  opportunity for capital appreciation      Subadviser: Lord, Abbett & Co. LLC
                                       to produce a high total return.
Met/Franklin Low Duration Total        Seeks a high level of current income,     MetLife Advisers, LLC
 Return Portfolio -- Class B           while seeking preservation of             Subadviser: Franklin Advisers, Inc.
                                       shareholders' capital.
MetLife Asset Allocation 100           Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class B
 (formerly MetLife Aggressive
 Strategy Portfolio)
MetLife Balanced Plus Portfolio --     Seeks a balance between a high            MetLife Advisers, LLC
 Class B                               level of current income and growth        Subadviser--Overlay Portion: Pacific
                                       of capital, with a greater emphasis       Investment Management Company LLC
                                       on growth of capital.
MetLife Multi-Index Targeted Risk      Seeks a balance between growth of         MetLife Advisers, LLC
 Portfolio -- Class B                  capital and current income, with a        Subadviser--Overlay Portion: MetLife
                                       greater emphasis on growth of             Investment Management, LLC
                                       capital.
MFS(R) Research International          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: Massachusetts Financial
                                                                                 Services Company
Morgan Stanley Mid Cap Growth          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: Morgan Stanley Investment
                                                                                 Management Inc.
Oppenheimer Global Equity              Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: OppenheimerFunds, Inc.
PanAgora Global Diversified Risk       Seeks total return.                       MetLife Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: PanAgora Asset Management,
                                                                                 Inc.
PIMCO Inflation Protected Bond         Seeks maximum real return,                MetLife Advisers, LLC
 Portfolio -- Class B                  consistent with preservation of           Subadviser: Pacific Investment
                                       capital and prudent investment            Management Company LLC
                                       management.

ELIGIBLE FUND                            INVESTMENT OBJECTIVE                      INVESTMENT ADVISER/SUBADVISER
--------------------------------------   ---------------------------------------   -------------------------------------------
PIMCO Total Return Portfolio --          Seeks maximum total return,               MetLife Advisers, LLC
 Class B                                 consistent with the preservation of       Subadviser: Pacific Investment
                                         capital and prudent investment            Management Company LLC
                                         management.
Pyramis(R) Government Income             Seeks a high level of current income,     MetLife Advisers, LLC
 Portfolio -- Class B                    consistent with preservation of           Subadviser: Pyramis Global Advisors, LLC
                                         principal.
Pyramis(R) Managed Risk Portfolio --     Seeks total return.                       MetLife Advisers, LLC
 Class B                                                                           Subadviser: Pyramis Global Advisors, LLC
Schroders Global Multi-Asset             Seeks capital appreciation and            MetLife Advisers, LLC
 Portfolio -- Class B                    current income.                           Subadviser: Schroder Investment
                                                                                   Management North America Inc. and
                                                                                   Schroder Investment Management North
                                                                                   America Limited
SSgA Growth and Income ETF               Seeks growth of capital and income.       MetLife Advisers, LLC
 Portfolio -- Class B                                                              Subadviser: SSgA Funds Management, Inc.
SSgA Growth ETF Portfolio --             Seeks growth of capital.                  MetLife Advisers, LLC
 Class B                                                                           Subadviser: SSgA Funds Management, Inc.
T. Rowe Price Mid Cap Growth             Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class B                                                              Subadviser: T. Rowe Price Associates, Inc.
WMC Large Cap Research                   Seeks long-term capital                   MetLife Advisers, LLC
 Portfolio -- Class B                    appreciation.                             Subadviser: Wellington Management
 (formerly BlackRock Large Cap                                                     Company, LLP
 Core Portfolio)                                                                   (formerly BlackRock Advisors, LLC)
METROPOLITAN SERIES FUND --
 CLASS B
Baillie Gifford International Stock      Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio                                                                         Subadviser: Baillie Gifford Overseas
                                                                                   Limited
Barclays Aggregate Bond Index            Seeks to track the performance of         MetLife Advisers, LLC
 Portfolio                               the Barclays U.S. Aggregate Bond          Subadviser: MetLife Investment
                                         Index.                                    Management, LLC
BlackRock Bond Income Portfolio          Seeks a competitive total return          MetLife Advisers, LLC
                                         primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                         fixed-income securities.
BlackRock Capital Appreciation           Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio                                                                         Subadviser: BlackRock Advisors, LLC
BlackRock Large Cap Value Portfolio      Seeks long-term growth of capital.        MetLife Advisers, LLC
                                                                                   Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio         Seeks a high level of current income      MetLife Advisers, LLC
                                         consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                         capital.
Frontier Mid Cap Growth Portfolio        Seeks maximum capital                     MetLife Advisers, LLC
                                         appreciation.                             Subadviser: Frontier Capital Management
                                                                                   Company, LLC
Jennison Growth Portfolio                Seeks long-term growth of capital.        MetLife Advisers, LLC
                                                                                   Subadviser: Jennison Associates LLC

ELIGIBLE FUND                             INVESTMENT OBJECTIVE                       INVESTMENT ADVISER/SUBADVISER
---------------------------------------   ----------------------------------------   -------------------------------------------
Loomis Sayles Small Cap Core              Seeks long-term capital growth from        MetLife Advisers, LLC
 Portfolio                                investments in common stocks or            Subadviser: Loomis, Sayles & Company,
                                          other equity securities.                   L.P.
Loomis Sayles Small Cap Growth            Seeks long-term capital growth.            MetLife Advisers, LLC
 Portfolio                                                                           Subadviser: Loomis, Sayles & Company,
                                                                                     L.P.
Met/Artisan Mid Cap Value Portfolio       Seeks long-term capital growth.            MetLife Advisers, LLC
                                                                                     Subadviser: Artisan Partners Limited
                                                                                     Partnership
MetLife Asset Allocation 20 Portfolio     Seeks a high level of current income,      MetLife Advisers, LLC
 (formerly MetLife Conservative           with growth of capital as a
 Allocation Portfolio)                    secondary objective.
MetLife Asset Allocation 40 Portfolio     Seeks high total return in the form of     MetLife Advisers, LLC
 (formerly MetLife Conservative to        income and growth of capital, with a
 Moderate Allocation Portfolio)           greater emphasis on income.
MetLife Asset Allocation 60 Portfolio     Seeks a balance between a high             MetLife Advisers, LLC
 (formerly MetLife Moderate               level of current income and growth
 Allocation Portfolio)                    of capital, with a greater emphasis
                                          on growth of capital.
MetLife Asset Allocation 80 Portfolio     Seeks growth of capital.                   MetLife Advisers, LLC
 (formerly MetLife Moderate to
 Aggressive Allocation Portfolio)
MetLife Mid Cap Stock Index               Seeks to track the performance of          MetLife Advisers, LLC
 Portfolio                                the Standard & Poor's MidCap 400(R)        Subadviser: MetLife Investment
                                          Composite Stock Price Index.               Management, LLC
MetLife Stock Index Portfolio             Seeks to track the performance of          MetLife Advisers, LLC
                                          the Standard & Poor's 500(R)               Subadviser: MetLife Investment
                                          Composite Stock Price Index.               Management, LLC
MFS(R) Total Return Portfolio             Seeks a favorable total return             MetLife Advisers, LLC
                                          through investment in a diversified        Subadviser: Massachusetts Financial
                                          portfolio.                                 Services Company
MFS(R) Value Portfolio                    Seeks capital appreciation.                MetLife Advisers, LLC
                                                                                     Subadviser: Massachusetts Financial
                                                                                     Services Company
MSCI EAFE(R) Index Portfolio              Seeks to track the performance of          MetLife Advisers, LLC
                                          the MSCI EAFE(R) Index.                    Subadviser: MetLife Investment
                                                                                     Management, LLC
Neuberger Berman Genesis Portfolio        Seeks high total return, consisting        MetLife Advisers, LLC
                                          principally of capital appreciation.       Subadviser: Neuberger Berman
                                                                                     Management LLC
Russell 2000(R) Index Portfolio           Seeks to track the performance of          MetLife Advisers, LLC
                                          the Russell 2000(R) Index.                 Subadviser: MetLife Investment
                                                                                     Management, LLC
T. Rowe Price Large Cap Growth            Seeks long-term growth of capital.         MetLife Advisers, LLC
 Portfolio                                                                           Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth            Seeks long-term capital growth.            MetLife Advisers, LLC
 Portfolio                                                                           Subadviser: T. Rowe Price Associates, Inc.

ELIGIBLE FUND                        INVESTMENT OBJECTIVE                      INVESTMENT ADVISER/SUBADVISER
----------------------------------   ---------------------------------------   -----------------------------------------
Western Asset Management             Seeks to maximize total return            MetLife Advisers, LLC
 Strategic Bond Opportunities        consistent with preservation of           Subadviser: Western Asset Management
 Portfolio                           capital.                                  Company
Western Asset Management             Seeks to maximize total return            MetLife Advisers, LLC
 U.S. Government Portfolio           consistent with preservation of           Subadviser: Western Asset Management
                                     capital and maintenance of liquidity.     Company
WMC Balanced Portfolio               Seeks long-term capital appreciation      MetLife Advisers, LLC
 (formerly BlackRock Diversified     with some current income.                 Subadviser: Wellington Management
 Portfolio)                                                                    Company, LLP
                                                                               (formerly BlackRock Advisors, LLC)
WMC Core Equity Opportunities        Seeks to provide a growing stream         MetLife Advisers, LLC
 Portfolio                           of income over time and,                  Subadviser: Wellington Management
 (formerly Davis Venture Value       secondarily, long-term capital            Company, LLP
 Portfolio)                          appreciation and current income.          (formerly Davis Selected Advisers, L.P.)



SHARE CLASSES OF THE ELIGIBLE FUNDS

     The Eligible Funds offer various classes of shares, each of which has a different level of expenses. Attached prospectuses for the Eligible Funds may provide information for share classes that are not available through the Contract. When you consult the attached prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Contract. The classes of shares available under the Contract are listed in the Annual Eligible Fund Fees and Expenses table.


     Additionally, shares of the Eligible Funds may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contractowners participating in, and the interests of Qualified Plans investing in the Eligible Funds may conflict. The Eligible Funds will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


SUBSTITUTION OF INVESTMENTS

     If investment in the Eligible Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Eligible Fund or Funds without your consent. The substituted fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both, for some or all classes of Contracts. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close subaccounts to allocation of purchase payments or Contract Value, or both, for some or all classes of Contracts, at any time in our sole discretion. If automatic allocations (such as dollar cost averaging, asset rebalancing, or purchase payments made through our automated payment program) are being made to a subaccount that is closed or no longer available due to an Eligible Fund liquidation, and if you do not give us other instructions, then any amounts that would have gone into the closed subaccount will be allocated to the BlackRock Money Market Subaccount.


                                 FIXED ACCOUNT

     You may allocate purchase payments to the Fixed Account in states that have approved this option (except for Contracts purchased on or after May 1, 2003 for which the C Class has been selected, Contracts which are purchased in New York or Washington if any living benefit rider is selected). The Fixed Account is not available if the GMAB is selected. The Fixed Account is a part of our general account and offers a guaranteed interest rate. (See "THE OPERATION OF THE FIXED ACCOUNT" for more information.) During annuitization, the Fixed Account is not available but a fixed payment option is available.

                                 THE CONTRACTS

     We will issue the Standard Class, C Class, L Class and P Class contracts to an individual through the age of 85 in all states except New York. In New York we will issue the Standard Class to an individual through the age of 82; the L Class and C Class through the age of 85; and the P Class through the age of 80. The maximum issue age for the B Plus Class (for an individual or joint contract owners) is through the age of 80 in all states. Unless otherwise noted, information provided in each section is applicable to all contract classes.

     The Contract allows you to select one of several different charge structures, each referred to as a Class, based on your specific situation. Each Class imposes varying levels of Withdrawal Charges and Asset-Based Insurance Charges. THE ASSET-BASED INSURANCE CHARGE AMOUNTS DESCRIBED BELOW WILL INCREASE BY 0.25% FOR SUBACCOUNTS INVESTING IN THE AMERICAN FUNDS INSURANCE SERIES. Depending on your expectations and preferences, you can choose the Class that best meets your needs. Prior to issuance, you must select one of the following five available Classes of the Contract:


STANDARD CLASS

     If you do not select a Class, your Contract will be issued as a Standard Class Contract. The Standard Class imposes a Withdrawal Charge on withdrawals equal to a maximum of 7% of each purchase payment, reducing over 7 years. It also imposes an Asset-Based Insurance Charge that ranges from 1.25% to 1.60% during the accumulation period, depending on the death benefit that you select.



B PLUS CLASS

     If you select this Class, we will add a bonus amount to your Contract Value every time you make a purchase payment within the first Contract Year. The amount of the bonus is currently 4% of the amount of the purchase payment. The purchase payment bonus will be allocated among the subaccounts and the Fixed Account in the same manner as your purchase payments. Unless we specifically state otherwise, "purchase payments" in reference to the B Plus Class means purchase payments plus any associated bonus amounts.

     The B Plus Class imposes a Withdrawal Charge on withdrawals equal to a maximum of 9% of each purchase payment, reducing over 9 years. It also imposes an Asset-Based Insurance Charge that ranges from 1.60% to 1.95% during the Withdrawal Charge period, depending on the death benefit that you select. This charge is reduced by 0.35% after the expiration of the Withdrawal Charge period. The Asset-Based Insurance Charge will be 1.25% after annuitization (see "Asset-Based Insurance Charge").

     Generally, an annuity with a purchase payment bonus may have higher charges and expenses than a similar annuity without a purchase payment bonus. Or, it may have less advantageous benefits and other features, or some combination of different charges and benefits. Alternatively, the charges and features could be the same, but we could make less profit or pay lower commissions to sales agents, or both. The Company does not expect to receive any additional profit due to the higher charges for the B Plus Class. In addition, you should know that over time and under certain circumstances (such as withdrawal during the last few years that a Withdrawal Charge applies, or after an extended period of poor market performance), the costs associated with a bonus may exceed the bonus amount and any related earnings. Accordingly, you should always consider the expenses along with the benefits and other features to be sure any annuity or class of annuity meets your financial needs and goals. Additionally, the annuity purchase rates for the B Plus Class Contract are different than for other Classes (see "Amount of Annuity Payments"). The B Plus Class may not be appropriate for use with certain qualified plans where there may be minimal initial purchase payments submitted in the first Contract Year.

     If you cancel the Contract by returning it during the Free Look Period, we will deduct any bonus amounts from the refund amount. We will take back the premium credit as if it had never been applied if we recapture a purchase payment bonus. However, the amount returned to you will not be decreased by any investment loss and you will retain any investment gain attributable to the bonus.


C CLASS

     The C Class does not impose any Withdrawal Charge on withdrawals, but imposes a higher Asset-Based Insurance Charge than the Standard Class. This Asset-Based Insurance Charge ranges from 1.60% to 1.95% during the accumulation period, depending on the death benefit that you select.

L CLASS

     The L Class reduces the period of time that a Withdrawal Charge applies on withdrawals, but imposes a higher Asset-Based Insurance Charge than the Standard Class. Specifically, the L Class imposes a Withdrawal Charge on withdrawals for three years equal to a maximum of 7% of each purchase payment (reducing to 6% in the second year and 5% in the third year). It also imposes an Asset-Based Insurance Charge that ranges from 1.50% to 1.85% during the accumulation period, depending on the death benefit that you select.


P CLASS

     The P Class lengthens the period of time that a Withdrawal Charge is imposed on withdrawals, and imposes a lower Asset-Based Insurance Charge than the Standard Class. Specifically, the P Class imposes a Withdrawal Charge on withdrawals equal to a maximum of 8% of each purchase payment, reducing over 9 years. It also imposes an Asset-Based Insurance Charge that ranges from 1.15% to 1.50% during the accumulation period, depending on the death benefit that you select. The Asset-Based Insurance Charge will be 1.25% after annuitization (see "Asset-Based Insurance Charge").


                                      ***

     If available, we may offer an employee version of a Standard Class or P Class Contract which includes a purchase payment credit feature. The charges and deductions and all other features are the same as other Standard Class or P Class Contracts. Persons eligible to purchase an employee version are age 80 or younger, and are employees, officers, and directors or trustees of the Company, its affiliates, any broker-dealer authorized to sell the Contracts (or any bank affiliated with such a broker-dealer) and any investment adviser or subadviser to the Portfolios or certain family members of the foregoing. If consistent with applicable state insurance law, for each purchase payment made under an employee version, we will credit the Contract with an additional 5% of each purchase payment. Any employee version purchase payment credit amounts will be applied on a pro-rata basis to the Fixed Account, if available, and the Eligible Funds based upon your allocation for your purchase payments, and will be subject to recapture under the same circumstances as the purchase payment credit for the B Plus Class, described above. No employee version purchase payment credit will apply to purchase payments which consist of money exchanged from other annuity issued by the Company or its affiliates. Other limitations may apply. We reserve the right to change the eligibility for or terms of the employee version.


PURCHASE PAYMENTS

     Currently, the Standard Class and P Class minimum initial purchase payment is $5,000 for non-qualified plans and $2,000 for qualified plans unless we agree otherwise. The minimum subsequent purchase payment for non-qualified or qualified plans is $500 unless we agree otherwise. We will accept a different amount if required by federal tax law. For the C Class and L Class, the minimum initial investment is $25,000 and the minimum subsequent purchase payment is $500, unless we agree otherwise. For the B Plus Class, the minimum initial investment is $10,000 and the minimum subsequent purchase payment is $500, unless we agree otherwise. The following exceptions may apply.

   o For the Standard and P Classes only, when the Contract is bought as part of an individual retirement account under Section 408(a) of the Internal Revenue Code (the "Code") or individual retirement annuity under Section 408(b) of the Code (both referred to as "IRAs"), or as a Roth IRA under
     Section 408A of the Code ("Roth IRA"), if you choose to have monthly purchase payments withdrawn from your financial institution account through debit authorization we will accept a monthly minimum of $100 in lieu of a single $2,000 initial purchase payment.

   o For all other Contracts, we may accept monthly subsequent purchase payments as low as $100 per month if they are made through our automated payment program. The minimum initial purchase payment for the selected class must still be met.

   o We reserve the right to refuse purchase payments made via personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be filled. (See "Withdrawals.")

   o If you send your purchase payment or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your contract.

   o We will not accept purchase payments made with cash, money orders or travelers checks.

     We may limit initial and subsequent purchase payments made under a Contract (See "Restrictions on Subsequent Purchase Payments" below). Currently, we may limit total purchase payments to $1,000,000.

     If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a "tax sheltered annuity" or "TSA") in a "90-24 transfer" completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "FEDERAL INCOME TAX CONSIDERATIONS.")

     When we receive your completed application (information) and initial purchase payment, within two business days we will issue your Contract. The Contract Date is the date shown on your Contract. We will contact you if the application is incomplete and we need additional information. We will return initial purchase payments if the application is not complete within five business days unless you agree otherwise. We reserve the right to reject any application.

     RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We reserve the right to reject any purchase payment and to limit future purchase payments. This means we may restrict your ability to make subsequent purchase payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent purchase payments in accordance with our established administrative procedures. We will notify you in advance if we impose restrictions on subsequent purchase payments. You and your financial representative should carefully consider whether our ability to restrict subsequent purchase payments is consistent with your investment objectives. Current restrictions are described below.

     NO SUBSEQUENT PURCHASE PAYMENTS MAY BE MADE:
     --------------------------------------------

       (1) within seven years prior to the Contract's Maturity Date for the

    Standard Class; nine years for the B Plus Class and the P Class; and three
    --------------                     -------------        -------
    years for the L Class;
                  -------

       (2) after a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) reaches age 91 (for joint Contract Owners, you may not make a purchase payment after the older Contract Owner reaches age
    86); or

       (3) after the close of the New York Stock Exchange on August 17, 2012 if your Contract was issued with one or more of the following optional riders: GMIB I, GMIB Plus I, GMIB Plus II, GWB I, Enhanced GWB, LWG I, LWG

    II, GMAB, and the Enhanced Death Benefit (not applicable to C Class
                                                                -------
    Contracts).

     Restriction (3) does NOT apply and you may continue to make subsequent purchase payments at this time if your Contract was issued in one of the following states: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, New York, Oregon, Pennsylvania, Texas, Utah, or Washington. Other exceptions to restrictions on subsequent purchase payments may apply, in accordance with our established administrative procedures.


TEN DAY RIGHT TO REVIEW

     Within 10 days (or more where required by applicable state insurance law) after you receive your Contract you may return it to us or our agent for cancellation. Upon cancellation of the Contract, we will return to you the Contract Value. If required by the insurance law or regulations of the state in which your Contract is issued, however, we will refund all purchase payments made. If you have selected the B Plus Class and you return your Contract during this period, we will recapture the bonus credit amount. The amount returned to you will not be decreased by any investment loss and you will retain any investment gain attributable to the bonus.


ALLOCATION OF PURCHASE PAYMENTS

     When you purchase a Contract, you may allocate your purchase payments to the subaccounts and/or the Fixed Account (subject to limitations). You may not choose more than 18 subaccounts (including the Fixed Account) at the time you submit your initial purchase payment. You must allocate a minimum of $500 dollars to each account you select. However, for IRAs and Roth IRAs, if purchase payments are less than $2,000, you may allocate the payments to a maximum of four accounts. If you wish to allocate the payment to more than 18 subaccounts (including the Fixed Account), we must have your request to allocate future purchase payments to more than 18 subaccounts on record before we can apply your subsequent payment to your chosen allocation. We convert your purchase payments, allocated to the Eligible Funds, to a unit of interest known as an

Accumulation Unit. The number of Accumulation Units credited to the Contract is determined by dividing the purchase payment (or transfer request) by the Accumulation Unit Value for the selected subaccounts at the end of the valuation day we receive your purchase payment at our Annuity Administrative Office. (See "Requests and Elections" for more information on receipt of purchase payments.)


INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS

     If you choose the GMIB Plus II, Lifetime Withdrawal Guarantee II, and/or Enhanced Death Benefit rider, until the rider terminates, we will require you to allocate your purchase payments and Contract Value as described in the "Allocation" subsection below.


     If you choose GMIB Plus I or Lifetime Withdrawal Guarantee I rider, until the rider terminates, we will require you to allocate your purchase payments and Contract Value solely among the Fixed Account, BlackRock Money Market Portfolio, AllianceBernstein Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Allocation Portfolio, American Funds Balanced Allocation Portfolio, American Funds Growth Allocation Portfolio, American Funds Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, Barclays Capital Aggregate Bond Index Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Balanced Plus Portfolio, MetLife Asset Allocation 20 Portfolio, MetLife Asset Allocation 40 Portfolio, MetLife Asset Allocation 60 Portfolio, MetLife Asset Allocation 80 Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Pyramis(R) Government Income Portfolio, Pyramis(R) Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSgA Growth and Income ETF Portfolio, and/or SSgA Growth ETF Portfolio. (you may participate in the Enhanced Dollar Cost Averaging (EDCA) program, subject to restrictions).

     If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we will require you to allocate your purchase payments and Contract Value solely to one portfolio (you may participate in the EDCA program, subject to restrictions).


     ALLOCATION. If you elect GMIB Plus II, the Lifetime Withdrawal Guarantee II, or the Enhanced Death Benefit, you must comply with the following investment allocation restrictions.

     SPECIFICALLY, YOU MUST ALLOCATE ACCORDING TO EITHER (A) OR (B) BELOW:
                                                  ------

     (A) You must allocate:


   o 100% of your purchase payments or Contract Value to the Fixed Account, BlackRock Money Market Portfolio, AllianceBernstein Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi Asset Plus Portfolio, American Funds(R) Balanced Allocation Portfolio, American Funds(R) Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Balanced Plus Portfolio, MetLife Asset Allocation 20 Portfolio, MetLife Asset Allocation 40 Portfolio, MetLife Asset Allocation 60 Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Pyramis(R) Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, and SSgA Growth and Income ETF Portfolio.



   o For Contracts issued based on applications and necessary information received at our Annuity Administrative Office in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following subaccounts are also available under option (A): the American Funds Growth Allocation Portfolio, MetLife Asset Allocation 80 Portfolio and SSgA Growth ETF Portfolio.


     OR

     (B) You must allocate:

   o at least 30% of purchase payments or Contract Value to Platform 1 subaccounts and/or to the Fixed Account;

   o up to 70% of purchase payments or Contract Value to Platform 2 subaccounts;

   o up to 15% of purchase payments or Contract Value to Platform 3 subaccounts; and

   o up to 15% of purchase payments or Contract Value to Platform 4 subaccounts.

     For Contracts issued based on applications and necessary information received at our Annuity Administrative Office in good order before the close of the New York Stock Exchange on May 1, 2009, the following investment allocation restrictions apply under option (B): you must allocate at least 15% of purchase payments or Contract Value to Platform 1 subaccounts and/or to the Fixed Account and you may allocate up to 85% of purchase payments or Contract Value to Platform 2 subaccounts (the percentages for Platforms 3 and 4 are the same as those listed above).

     See the "EDCA" section below for information on allocating purchase payments to the EDCA account under option (B).

     The subaccounts in each Platform are:



PLATFORM 1 SUBACCOUNTS
------------------------------------------------------------------------------------------------------------------
   American Funds Bond                                   PIMCO Inflation Protected Bond
   Barclays Aggregate Bond Index                         PIMCO Total Return
   BlackRock Bond Income                                 Pyramis(R) Government Income
   BlackRock Money Market                                Western Asset Management U.S. Government
   Met/Franklin Low Duration Total Return
PLATFORM 2 SUBACCOUNTS
------------------------------------------------------------------------------------------------------------------
   AllianceBernstein Global Dynamic Allocation           MetLife Balanced Plus
   Allianz Global Investors Dynamic Multi-Asset Plus     MetLife Multi-Index Targeted Risk
   American Funds Growth                                 MetLife Stock Index
   American Funds Growth-Income                          MFS(R) Research International
   AQR Global Risk Balanced                              MFS(R) Total Return
   Baillie Gifford International Stock                   MFS(R) Value
   BlackRock Capital Appreciation                        MSCI EAFE(R) Index
   BlackRock Global Tactical Strategies                  Oppenheimer Global Equity
   BlackRock Large Cap Value                             PanAgora Global Diversified Risk
   ClearBridge Aggressive Growth                         Pyramis(R) Managed Risk
   Harris Oakmark International                          Schroders Global Multi-Asset
   Invesco Balanced-Risk Allocation                      T. Rowe Price Large Cap Growth
   Jennison Growth                                       Western Asset Management Strategic Bond Opportunities
   JPMorgan Global Active Allocation                     WMC Balanced
   Loomis Sayles Global Markets                          WMC Core Equity Opportunities
   Lord Abbett Bond Debenture                            WMC Large Cap Research
   MetLife Asset Allocation 100
PLATFORM 3 SUBACCOUNTS
------------------------------------------------------------------------------------------------------------------
   Frontier Mid Cap Growth                               MetLife Mid Cap Stock Index
   Invesco Mid Cap Value                                 Morgan Stanley Mid Cap Growth
   Met/Artisan Mid Cap Value                             T. Rowe Price Mid Cap Growth
PLATFORM 4 SUBACCOUNTS
------------------------------------------------------------------------------------------------------------------
   American Funds Global Small Capitalization            Loomis Sayles Small Cap Growth
   Clarion Global Real Estate                            Neuberger Berman Genesis
   Invesco Small Cap Growth                              Russell 2000(R) Index
   Loomis Sayles Small Cap Core                          T. Rowe Price Small Cap Growth


     YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.

     We determine whether a subaccount is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of a subaccount in the event that a subaccount is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate purchase payments or Contract Value that you allocated to a subaccount before we changed its classification, unless you make a new purchase payment or request a transfer among subaccounts (other than pursuant to asset rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the subaccount changed). If you make a new purchase payment or request a transfer among subaccounts, you will be required to take the new classification into account in the allocation of your entire Contract Value. We will provide you with prior written notice of any changes in classification of subaccounts.

     REBALANCING. If you choose to allocate according to (B) above, we will rebalance your Contract Value on a quarterly basis based on your most recent allocation of purchase payments that complies with the allocation limitations described above. We will also rebalance your Contract Value when we receive a subsequent purchase payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Contract Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Contract Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a business day the reallocation will occur on the next business day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.

     The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.

     EDCA. If you choose to allocate according to (B) above and you choose to allocate a purchase payment to the EDCA account, that entire purchase payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous purchase payments before allocating a purchase payment to the EDCA account, all transfers from an EDCA account must be allocated to the same subaccounts as your most recent allocations for purchase payments.

     CHANGING PURCHASE PAYMENT ALLOCATION INSTRUCTIONS. You may change your purchase payment allocation instructions under (B) above at any time by providing notice to us at our Annuity Administrative Office or by any other method acceptable to us, provided such instructions comply with the allocation limits described above. If you provide new allocation instructions for purchase payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future purchase payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.

     SUBSEQUENT PURCHASE PAYMENTS. If permitted, subsequent purchase payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Contract Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent purchase payment if the new allocation instructions differ from those previously received on the contract. Allocating according to (B) does not allow you to specify different allocations for individual purchase payments. Due to the rebalancing and reallocation requirements of Option B, the entire Contract will be immediately allocated according to the most recently provided allocation instructions.

     TRANSFERS. Please note that any transfer request must result in a Contract Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


CONTRACT VALUE AND ACCUMULATION UNIT VALUE

     We determine the value of your Contract by multiplying the number of Accumulation Units credited to your Contract by the appropriate Accumulation Unit Values. The Accumulation Unit Value for each Class and subaccount depends on the net investment experience of its corresponding Eligible Fund and reflects the deduction of all fees and expenses.

     The Accumulation Unit Value of each Class of each subaccount was initially set at $1.00. We determine the Accumulation Unit Value by multiplying the most recent Accumulation Unit Value by the net investment factor for that day. The net investment factor is determined for each Class for each subaccount and reflects the change in net asset value per share of the corresponding Eligible Fund as of the close of regular trading on the New York Stock Exchange from the net asset value most recently determined, the amount of dividends or other distributions made by that Eligible Fund since the last determination of net asset value per share, and daily deductions from the average daily net asset value of the subaccount for the Separate Account annual expenses which vary depending upon the Class, death benefit, and subaccounts you choose. (See "Asset-Based Insurance Charge, Withdrawal Charge and Other Sales Deductions.") The net investment factor may be greater or less than one. We describe the formula for determining the net investment factor under the caption "Net Investment Factor" in the Statement of Additional Information.

     If you select the Fixed Account option, the total Contract Value includes the amount of Contract Value held in the Fixed Account. (See "THE FIXED ACCOUNT.")


PAYMENT ON DEATH PRIOR TO ANNUITIZATION

     Prior to annuitization, your Contract's Death Proceeds will be determined as of the end of the business day that we receive, at our Annuity Administration Office, both due proof of the death of: (1) you as Contract Owner; (2) the first Contract Owner to die, if your Contract has Joint Owners; or (3) the Annuitant, if your Contract is not owned in an individual capacity and an acceptable election for the payment method. (If there is no named Beneficiary under a joint Contract, the Death Proceeds will be paid to the surviving Contract Owner.)

     You will receive the Standard Death Benefit unless you chose to receive one of three optional death benefits only two of which are available in any state--the Annual Step-Up Death Benefit, the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, or the Enhanced Death Benefit. The first two optional death benefits will increase the Asset-Based Insurance Charge applicable to your Contract. The Enhanced Death Benefit is available for an additional charge. You may also elect to purchase, for an additional charge, the Earnings Preservation Benefit Rider, which provides an additional death benefit to assist with covering taxes payable at death. You cannot elect both the Enhanced Death Benefit Rider and Earnings Preservation Benefit Rider. After annuitization, the charges for the Enhanced Death Benefit Rider and Earnings Preservation Benefit Rider will not be assessed.

     If we are presented with proof of your death before any requested transaction is completed (including transactions under automated investment strategies and automated withdrawal programs), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and written payment instructions or election of Spousal Continuation or Beneficiary Continuation.

     MULTIPLE BENEFICIARIES. Where there are multiple Beneficiaries, the Death Proceeds will only be determined as of the time the first Beneficiary submits the necessary documentation in good order. If the Death Proceeds payable is an amount that exceeds the Contract Value on the day it is determined, we will apply to the Contract at that time an amount equal to the difference between the Death Proceeds payable and the Contract Value, in accordance with the current allocation of Contract Value. This amount remains in the Variable Account (and/or the Fixed Account, if applicable) until each of the other Beneficiaries submits the necessary documentation in good order to claim their death benefit. Any Death Proceeds amounts held in the Variable Account on behalf of the remaining Beneficiaries are subject to investment risk. There is no additional death benefit guarantee.


STANDARD DEATH BENEFIT

     The Standard Death Benefit at any time will be the greater of:

       (1) the Contract Value; or

       (2) total Purchase Payments, reduced proportionately by the percentage reduction in Contract Value attributable to each partial withdrawal (including any applicable Withdrawal Charge).

     If you are a natural person and change the Contract Owner to someone other than your spouse during the accumulation period, the Standard Death Benefit payable when the new Contract Owner dies will be the greater of:

       (1) the Contract Value; or

       (2) the Contract Value as of the effective date of the change of Contract Owner, increased by any purchase payments made and reduced proportionately by the percentage reduction in Contract Value attributable to any partial withdrawals (including any applicable Withdrawal Charge) taken after that date.

ANNUAL STEP-UP DEATH BENEFIT

     If you elect the Annual Step-Up Death Benefit, the death benefit will be the greater of:

       (1) the Contract Value; or

       (2) total purchase payments reduced proportionately by the percentage reduction in Contract Value attributable to each partial withdrawal (including any applicable Withdrawal Charge); or

       (3) the Highest Anniversary Value as defined below.

     On the issue date, the Highest Anniversary Value is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value as recalculated will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Contract Value attributable to each subsequent partial withdrawal. On each Contract Anniversary prior to the Contract Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Contract Value on the date of the recalculation.

     If you are a natural person and change the Contract Owner to someone other than your spouse, the death benefit is equal to the greatest of:

       (a) the Contract Value;

       (b) the Contract Value as of the effective date of the change of Contract Owner, increased by purchase payments received after that date and reduced proportionately by the percentage reduction in Contract Value attributable to each partial withdrawal (including any applicable Withdrawal Charge) made after that date; or

       (c) the Highest Anniversary Value, except that, on the effective date of the Contract Owner change, the Highest Anniversary Value will be recalculated and set equal to the Contract Value on that date. Thereafter the Highest Anniversary Value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Contract Value attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge). On each Contract Anniversary prior to the Owner's 81st birthday, the Highest Anniversary will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Contract Value on the date of recalculation.

     If a non-natural person owns the Contract, then the Annuitant shall be deemed to be Contract Owner in determining the death benefit. If Joint Owners are named, the age of the older will be used to determine the death benefit amount. You may not purchase this benefit if you are 80 years of age or older.


GREATER OF ANNUAL STEP-UP OR 5% ANNUAL INCREASE DEATH BENEFIT

     In states where the Greater of Annual Step-Up or 5% Annual Increase Death Benefit rider has been approved and the Enhanced Death Benefit has not been approved, you may select the Greater of Annual Step-Up or 5% Annual Increase Death Benefit rider if you are age 79 or younger at the effective date of your Contract. If you select the Greater of Annual Step-Up or 5% Annual Increase Death Benefit rider, the death benefit will be the greater of:

       (1) the Contract Value; or

       (2) the Enhanced Death Benefit value.

     The Enhanced Death Benefit value is the greater of (a) or (b) below:

       (a) Highest Anniversary Value (as defined above for the Annual Step-Up
           -------------------------
    Death Benefit).

       (b) Annual Increase Amount: On the Issue Date, the Annual Increase
           -----------------------
    Amount is equal to your initial purchase payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

          (i) is purchase payments accumulated at the Annual Increase Rate. The Annual Increase Rate is 5% per year through the Contract Anniversary immediately prior to the Contract Owner's 81st birthday, and 0% per year thereafter; and

          (ii) Withdrawal Adjustments accumulated at the Annual Increase Rate. A Withdrawal Adjustment is equal to the value of the Annual Increase Amount immediately prior to a withdrawal multiplied by the percentage reduction in Contract Value attributable to that partial withdrawal (including any applicable Withdrawal Charge).

     If you are a natural person and change the Contract Owner to someone other than your spouse, the death benefit is equal to the greater of the Contract Value or the Enhanced Death Benefit; however, for purposes of calculating the Enhanced Death Benefit value:

       (a) the Highest Anniversary Value equals your Contract Value as of the date the Contract Owner is changed; and

       (b) the current Annual Increase Amount equals your Contract Value as of the date the Contract Owner is changed. After that date, the Contract Value on the date the Contract Owner is changed will be treated as the initial purchase payment, and purchase payments received and partial withdrawals taken (including any applicable Withdrawal Charge) prior to the changes of Contract Owner will not be taken into account.

     If a non-natural person owns the Contract, then the Annuitant will be treated as the Contract Owner in determining the death benefit amount. If Joint Owners are named, the age of the older will be used to determine the death benefit amount. You may not purchase this benefit if you are 80 years of age or older.


ENHANCED DEATH BENEFIT RIDER

     In states where approved, you may select the version of the Enhanced Death Benefit rider described below if you are age 75 or younger at the effective date of your Contract, you either (a) have not elected any living benefit rider or (b) have elected the GMIB Plus II rider. There may be versions of the Enhanced Death Benefit rider that vary by issue date and state availability. If you have already been issued a Contract, please check your Contract and riders for the specific provisions applicable to you. The Enhanced Death Benefit rider is referred to in your contract and rider as the "Guaranteed Minimum Death Benefit" or GMDB.

     If you select the Enhanced Death Benefit rider, the amount of the death benefit will be the greater of:

       (1) the Contract Value; or

       (2) the death benefit base.

     The death benefit base provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Contract Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year.

     The death benefit base is the greater of (a) or (b) below:

       (a) Highest Anniversary Value: On the date we issue your Contract, the Highest Anniversary Value is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Contract Value attributable to each partial withdrawal. The percentage reduction in Contract Value is the dollar amount of the withdrawal plus any applicable Withdrawal Charges divided by the Contract Value immediately preceding such withdrawal. On each Contract Anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Contract Value on the date of the recalculation.

   The Highest Anniversary Value does not change after the Contract Anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionately by the percentage reduction in Contract Value attributable to each subsequent withdrawal (including any applicable Withdrawal Charge).

       (b) Annual Increase Amount: On the date we issue your Contract, the Annual Increase Amount is equal to your initial purchase payment. All purchase payments received within 120 days of the date we issue your Contract will be treated as part of the initial purchase payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

          (i) is purchase payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 5% per year through the Contract Anniversary immediately prior to your 91st birthday, and 0% per year thereafter; and

          (ii) is withdrawal adjustments accumulated at the annual increase rate. The annual increase rate is 5% per year through the Contract Anniversary immediately prior to your 91st birthday, and 0% per year thereafter. The withdrawal adjustment for any partial withdrawal in a Contract Year is equal to the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Contract Value attributable to that partial withdrawal (including any applicable Withdrawal Charge). However, (1) if the partial withdrawal occurs before the Contract Anniversary immediately prior to your 91st birthday; (2) if all partial withdrawals in a Contract Year are payable to the Owner (or the Annuitant if the Owner is a non-natural person) or other payees that we agree to; and (3) if total partial withdrawals in a Contract Year are not greater than 5% of the Annual Increase Amount on the previous Contract Anniversary, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total partial withdrawals in that Contract Year and will be treated as a single withdrawal at the end of that Contract Year.

       The Annual Increase Amount does not change after the Contract Anniversary immediately preceding the Owner's 91st birthday, except that it is increased for each subsequent purchase payment and reduced by the withdrawal adjustments described in (b)(ii) above.

     The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Contract Value, the Annual Increase Amount is not set equal to the Contract Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Contract Value.

     For Contracts issued based on applications and necessary information received in good order at our Annuity Administrative Office on or before May 1, 2009, we offered a version of the Enhanced Death Benefit rider that is no longer available. The prior version is the same as the current version except that: (1) the annual increase rate for the Annual Increase Amount and for withdrawal adjustments is 6% with respect to (b)(i) and (ii) above; (2) different investment allocation restrictions apply (see "THE CONTRACTS--Allocation of Purchase Payments--Investment Allocation Restrictions for Certain Riders"); and (3) different rider charges apply (see ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Enhanced Death Benefit Rider").

     TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal income tax penalty may apply.

     OPTIONAL STEP-UP. On each Contract Anniversary on or after the first anniversary following the effective date of the rider, you may elect an Optional Step-Up. An Optional Step-Up may be beneficial if your Contract Value has grown at a rate above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Contract Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.

     An Optional Step-Up is permitted only if: (1) the Contract Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or oldest Joint Owner or Annuitant if the Contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your Contract has both a GMIB rider and an Enhanced Death Benefit rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described below, on one or both riders.

     You may elect either: (1) a one-time Optional Step-Up at any Contract Anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any Contract Anniversary while this election is in effect, the Annual Increase Amount will reset to the Contract Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Administrative Office (or by any other method acceptable to us), at least 30 days prior to the Contract Anniversary on which an Optional Step-Up may otherwise occur. Otherwise, it will remain in effect through the seventh Contract Anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent Contract Anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)

     We must receive your request to exercise the Optional Step-Up in writing at our Annuity Administrative Office or any other method acceptable to us. We must receive your request prior to the Contract Anniversary for an Optional Step-Up to occur on that Contract Anniversary.

     The Optional Step-Up will:

       (a) Reset the Annual Increase Amount to the Contract Value on the Contract Anniversary following the receipt of an Optional Step-Up election; and

       (b) Reset the Enhanced Death Benefit rider charge to a rate we shall determine that does not exceed the lower of (a) the maximum Optional Step-Up charge (1.50%) or (b) the current rate we would charge for the same rider available for new Contract purchases at the time of the Optional Step-Up.

     In the event that the charge applicable to Contract purchases at the time of the Step-Up is higher than your current Enhanced Death Benefit rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable Contract Anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Administrative Office no less than seven calendar days prior to the applicable Contract Anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Administrative Office that you wish to reinstate the Step-Ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement.

     On the date of the Step-Up, the Contract Value on that day will be treated as a single purchase payment received on the date of the Step-Up for purposes of determining the Annual Increase Amount after the Step-Up. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Step-Up.

     INVESTMENT ALLOCATION RESTRICTIONS. If you select the Enhanced Death Benefit rider, there are certain investment allocation restrictions. (See "THE CONTRACTS--Investment Allocation Restrictions for Certain Riders.") If you elect the Enhanced Death Benefit, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination investment portfolios are selected in accordance with the investment allocation restrictions.

     CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Enhanced Death Benefit rider are restricted as described in "THE CONTRACTS--Purchase Payments--Restrictions on Subsequent Purchase Payments."

     TERMINATION OF THE ENHANCED DEATH BENEFIT. The Enhanced Death Benefit will terminate upon the earliest of:

       (a) The date you make a total withdrawal of your Contract Value (a pro rata portion of the rider charge will be assessed);

       (b) The date there are insufficient funds to deduct the Enhanced Death Benefit rider charge from your Contract Value;

       (c) The date you annuitize your Contract (a pro rata portion of the rider charge will be assessed);

       (d) A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);

       (e) The date you assign your Contract (a pro rata portion of the rider charge will be assessed);

       (f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or

       (g) Termination of the Contract to which this rider is attached.

     Under our current administrative procedures, we will waive the termination of the Enhanced Death Benefit if you assign a portion of the Contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Contract Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.

     THE ENHANCED DEATH BENEFIT RIDER AND ANNUITIZATION. Since the Maturity Date at the time you purchase the Contract is the later of age 95 of the Annuitant or 10 years from Contract issue, you must make an election if you would like to extend your Maturity Date to the latest date permitted (subject to restrictions that may apply in your state and our current established administrative procedures). If you elect to extend your Maturity Date to the latest date permitted, and that date is reached, your Contract must be annuitized (see "Annuity Payments"), or you must make a complete withdrawal of your Contract Value. Generally, once your Contract is annuitized, you are ineligible to receive the death benefit selected. However, for Contracts purchased with an Enhanced Death Benefit rider, if you annuitize at the latest date permitted, you must elect one of the following options:

       (1) Annuitize the Account Value under the Contract's annuity provisions;
    or

       (2) Elect to receive annuity payments determined by applying the Death Benefit Base to the greater of the guaranteed annuity option rates for this Contract at the time of purchase or the current annuity option rates applicable to the class of Contract you selected. If you die before the complete return of the Death Benefit Base, your beneficiary will receive a lump sum equal to the death benefit determined at annuitization less annuity payments already paid to the Owner.

     If you fail to select one of the above options, we will annuitize your Contract under the Variable Life Income with 10-year Period Certain Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.

     (See Appendix F for examples of the Enhanced Death Benefit.)


EARNINGS PRESERVATION BENEFIT RIDER

     The Earnings Preservation Benefit Rider is an optional rider that provides an additional death benefit ("Additional Death Benefit") to assist with covering income taxes payable upon death. This rider may not be suitable for all Contract Owners (particularly those approaching age 70 1/2) or in all circumstances. You should discuss with your registered representative whether this rider is appropriate for your needs and circumstances.

     The Additional Death Benefit Amount will be calculated upon the death of the first Owner or Joint Owner. If the spouse is the beneficiary and elects to continue the Contract, then he or she may: (1) continue the rider so that the Additional Death Benefit is payable upon his or her death; or (2) discontinue the rider and have the Additional Death Benefit that would have been payable at the Owner's death added to the Contract Value. The rider terminates, and the rider fee is no longer deducted, upon payment of the Additional Death Benefit.

     Before the Contract Anniversary immediately prior to the Contract Owner's 81st birthday, the Earnings Preservation Benefit is equal to the applicable Benefit Percentage from the table below times the amount calculated by (a)-(b) below:

       (a) is the death benefit under your Contract; and

       (b) total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals (including any applicable Withdrawal Charge) are first applied against earnings in the Contract and then against purchase payments.

     On or after the Contract Anniversary immediately prior to the Contract Owner's 81st birthday, the Earnings Preservation Benefit is equal to the applicable Benefit Percentage times the amount calculated by (a)-(b) below:

       (a) the death benefit amount on the Contract Anniversary immediately prior to the Contract Owner's 81st birthday, increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Contract Value attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge); and

       (b) total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals (including any applicable Withdrawal Charge) are first applied against earnings in the Contract, and then against purchase payments.


                               BENEFIT PERCENTAGE


ISSUE AGE                                PERCENTAGE
-------------------------------------   -----------
  Ages 69 or younger.................        40%
  Ages 70-79.........................        25%
  Ages 80 and above..................         0%

     If a non-natural person owns the Contract, then the Annuitant will be treated as the Contract Owner in determining the Earnings Preservation Benefit. If Joint Owners are named, the age of the older Contract Owner will be used to determine the Earnings Preservation Benefit. You may not purchase this benefit if you are 80 years of age or older.

     WE DEDUCT A DAILY FEE AT THE ANNUAL RATE OF 0.25% OF AVERAGE DAILY NET ASSETS IN THE SUBACCOUNTS FOR THIS RIDER PRIOR TO ANNUITIZATION. AFTER ANNUITIZATION THE CHARGE WILL NOT BE ASSESSED.


OPTIONS FOR DEATH PROCEEDS

     For non-tax qualified plans, the Code requires that if the Contract Owner (or, if applicable, Annuitant) dies prior to annuitization, we must pay Death Proceeds within 5 years from the date of death or apply the Death Proceeds to a payment option to begin within one year, but not to exceed the life or life expectancy of the beneficiary. We will pay the Death Proceeds, reduced by the amount of any applicable premium tax charge, in a lump sum or apply them to provide one or more of the fixed or variable methods of payment available (see "Annuity Options"). The Enhanced Death Benefit is payable only in a lump sum. (Certain annuity payment options are not available for the Death Proceeds.) You may elect the form of payment during your lifetime (or during the Annuitant's lifetime, if the Contract is not owned by an individual). This election, particularly for Contracts issued in connection with retirement plans qualifying for tax benefited treatment, is subject to any applicable requirements of federal tax law. For Death Proceeds to be paid other than immediately in lump sum, any portion in the Variable Account remains in the Variable Account until distribution begins. From the time the Death Proceeds are determined until complete distribution is made, any amount in the Variable Account will be subject to investment risk. The beneficiary bears such investment risk. Where there are multiple Beneficiaries, the Death Proceeds will only be determined as of the time the first Beneficiary submits the necessary documentation in good order (see "Payment on Death Prior to Annuitization--Multiple Beneficiaries" above for more information).

     If you have not elected a form of payment, your Beneficiary has 90 days after we receive due proof of death, at our Annuity Administrative Office, to make an election. If you make no election, your Contract will be continued if permitted under our rules then in effect. Whether and when such an election is made could affect when the Death Proceeds are deemed to be received under the tax laws.

     The Beneficiary may: (1) receive payment in one sum, either by check, by placing the amount in an account that earns interest (see "Total Control Account" below), or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds; (2) receive payment in the form of certain annuity payment options that begin within one year of the date of death; or (3) if eligible, continue the Contract under the Beneficiary Continuation provision or the Spousal Continuation provision, as further described below. We may also offer a payment option under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Qualified Contracts. IF THE BENEFICIARY DOES NOT MAKE AN ELECTION

WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, AND THE BENEFICIARY IS ELIGIBLE FOR EITHER THE BENEFICIARY CONTINUATION OR THE SPOUSAL CONTINUATION PROVISION, WE WILL CONTINUE THE CONTRACT UNDER THE APPLICABLE PROVISION.

     There are comparable rules for distribution on the death of the Annuitant under tax-qualified plans. However, for the Qualified Contracts, if Death Proceeds are applied to a payment option, payment must begin no later than the end of the calendar year immediately following the year of death.

     Please check with your registered representative regarding the availability of the following in your state.

     We may also offer a payment option, for certain Qualified Contracts and Non-Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new Contract to your Beneficiary in order to facilitate the distribution of payments. The new Contract will be of the same class as your Contract, except if your Contract is a B Plus Class Contract, in which case we will issue a C Class Contract. Your Beneficiary may choose any optional death benefit available under the new Contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. Moreover, if the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law also generally allows distributions to begin by the year in which the Annuitant would have reached
70 1/2 (which may be more or less than five years after the Annuitant's death). (See "Federal Income Tax Considerations.") To the extent permitted under tax law, and in accordance with our procedures, your designated Beneficiary is permitted to make additional purchase payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified or Non-Qualified Contracts, depending on which type of Contract you own, held in the name of the decedent. Any such additional purchase payments would be subject to applicable Withdrawal Charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the Contract, but certain Contract provisions or programs may not be available. The beneficiary may be permitted to choose some of the optional benefits available under the contract but no optional living benefit riders are available and certain contract provisions or programs may not be available.

     If you (or, if applicable, the Annuitant) die on or after annuitization, the remaining interest in the Contract will be distributed as quickly as under the method of distribution in effect on the date of death.


     --TOTAL CONTROL ACCOUNT

     A Beneficiary may elect to have the Contract's death proceeds paid through an account called the Total Control Account at the time for payment. The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft-writing privileges. We credit interest to the account at a rate that will not be less than a minimum guaranteed rate.

     Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.


     --BENEFICIARY CONTINUATION

     Since tax law requires that Death Proceeds be distributed within five years after the death of a Contract Owner (or, if applicable, the Annuitant), the Beneficiary Continuation provision permits a Beneficiary to keep the Death Proceeds in the Contract and to continue the Contract for a period ending five years after the date of death. The Death Proceeds must meet our published minimum (currently $5,000 for non-tax qualified Contracts and $2,000 for tax qualified Contracts) in order for the Contract to be continued by any Beneficiary.

     IF THE BENEFICIARY DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, AT OUR ANNUITY ADMINISTRATIVE OFFICE, WE WILL CONTINUE THE CONTRACT UNDER THE BENEFICIARY CONTINUATION PROVISION FOR A PERIOD ENDING FIVE YEARS AFTER THE DATE OF DEATH. IF BENEFICIARY CONTINUATION IS NOT AVAILABLE BECAUSE THE BENEFICIARY'S SHARE

OF THE DEATH PROCEEDS DOES NOT MEET OUR PUBLISHED MINIMUM, HOWEVER, WE WILL PAY THE DEATH PROCEEDS IN A SINGLE SUM UNLESS THE BENEFICIARY ELECTS A PERMISSIBLE ANNUITY PAYMENT OPTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH.

     The Death Proceeds become the Contract Value on the date of the continuation and are allocated among the accounts in the same proportion as they had been prior to the continuation. In addition, the Beneficiary will have the right to make transfers and fully or partially withdraw his or her portion of the Contract Value, but may not make further purchase payments or exercise the dollar cost averaging feature. No minimum guaranteed death benefit amount or Withdrawal Charge will apply. Five years from the date of death of the Contract Owner (or, if applicable, the Annuitant), we will pay the Beneficiary's Contract Value to the Beneficiary. If the Beneficiary dies during that five year period, the Beneficiary's death benefit is the Contract Value on the date when we receive due proof of death.


     --SPECIAL OPTIONS FOR SPOUSES

     Under the Spousal Continuation provision, the Contract may be continued after your death prior to annuitization in certain situations: if a Contract has spousal Joint Owners who are also the only Beneficiaries under the Contract, or if only one spouse is the Contract Owner (or, if applicable, the Annuitant) and the other spouse is the primary Beneficiary. In either of these situations, the surviving spouse may elect, within 90 days after we receive due proof of your death, at our Annuity Administrative Office,:

       (1) to receive the Death Proceeds either in one sum or under a permitted payment option;

       (2) to continue the Contract under the Beneficiary Continuation provision; or

       (3) to continue the Contract under the Spousal Continuation provision with the surviving spouse as the Contract Owner (or, if applicable, the Annuitant).

     If the surviving spouse elects to continue the Contract under the Spousal Continuation provision, the Contract Value under the continued Contract will be adjusted as of the date we received due proof of death to an amount equal to the death benefit amount that would have been payable at the Contract Owner's death (excluding any amount that would have been payable under the Earnings Preservation Benefit Rider if the surviving spouse elects to continue the Rider). Any excess of the death benefit amount over the Contract Value will be allocated among the accounts in the same proportion as they had been prior to the continuation. The spouse is permitted to make additional purchase payments. The spouse is not permitted to choose any optional riders available under the contract unless the deceased spouse had previously purchased the benefit at issue of the contract.


     For purposes of the death benefit on the continued contract, Death Proceeds will be calculated the same as prior to continuation except all values used to calculate Death Proceeds, which may include a Highest Anniversary Value and/or an Annual Increase Amount (depending on the optional benefit), are reset on the date the spouse continues the contract. If the Contract includes both the optional Guaranteed Minimum Income Benefit Plus II and the optional Enhanced Death Benefit, the Annual Increase Amount for the optional Guaranteed Minimum Income Benefit Plus II is also reset on the date the spouse continues the Contract.


     IF THE SURVIVING SPOUSE DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, WE WILL AUTOMATICALLY CONTINUE THE CONTRACT UNDER THE SPOUSAL CONTINUATION PROVISION IF OUR RULES PERMIT. Additionally we will treat the absence of an election as if the Earnings Preservation Benefit had been declined. The terms and conditions of the Contract that applied prior to the death will continue to apply, with certain exceptions described in the Contract.


TRANSFER PRIVILEGE

     --GENERAL

     Currently, you may transfer your Contract Value among subaccounts and/or the Fixed Account without incurring federal income tax consequences. It is not clear, however, whether the Internal Revenue Service will limit the number of transfers between subaccounts and/or the Fixed Account. See the Statement of Additional Information about the Contracts, "Tax Status of the Contract."

     We currently do not charge a transfer fee or limit the number of transfers. We reserve the right to limit transfers and to charge a transfer fee of up to $25. We will not restrict transfers to less than 12. If we do change our policy, we will notify you in advance. You may not make a transfer to more than 18 subaccounts (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 subaccounts (including the Fixed Account) may be made by calling our Annuity Administrative Office. If you have elected the GMAB rider, no transfers are permitted while this rider is in effect except under the EDCA program (see "Guaranteed Minimum Accumulation Benefit"). If you have elected to add a GMIB Plus I, GMIB Plus II, Lifetime Withdrawal Guarantee I, Lifetime Withdrawal Guarantee II or Enhanced Death Benefit rider to your Contract, there are investment allocation restrictions, as described in the section "THE CONTRACTS--Investment Allocation Restrictions for Certain Riders."


     Currently we allow a maximum of $500,000 and a minimum of $500 for each transfer unless otherwise agreed. (If a subaccount contains less than $500, that full amount may be transferred to a subaccount in which you already invested, or you may transfer this amount in combination with Contract Value from another subaccount so that the total transferred to the new subaccount is at least $500.)

     During the Annuity Period, you may not make any transfers to the Fixed Account if you are receiving payments under a variable payment option. No transfers are allowed if you are receiving payments under a fixed payment option. Under Contracts issued in New York, you may not transfer any Contract Value to any Portfolio of the American Funds Insurance Series during the Annuity Period. For information regarding the impact of subaccount transfers on the level of annuity payments, see the Statement of Additional Information.

     We will treat as one transfer all transfers requested by you on the same day for all Contracts you own. For multiple transfers requested on the same day, which exceed the $500,000 maximum, we will not execute any amount of the transfer. We will make transfers at the Accumulation Unit Values next determined after we receive your request at our Annuity Administrative Office.

     We reserve the right to limit the number of transfers during the accumulation and/or income periods. We also reserve the right to refuse transfers to the Fixed Account if we are paying an interest rate on the Fixed Account equivalent to our guaranteed minimum interest rate. We will notify you, in advance, if we change the above transfer provisions.

     Special rules apply to transfers involving the Fixed Account. We limit
                                                                   --------
transfers out of the Fixed Account as to amount. Currently we are not imposing
------------------------------------------------
these restrictions but we have the right to reimpose them at anytime. Special limits may apply on purchase payments and amounts transferred into the Fixed Account. (See "THE OPERATION OF THE FIXED ACCOUNT" and the Statement of Additional Information.)

     See "Requests and Elections" for information regarding transfers made by written request, by telephone or by Internet.

     We may distribute your Contract Value among as many subaccounts as you choose (including the Fixed Account) at any time. You must allocate a minimum of $500 dollars per account. We will not process transfer requests not complying with this rule.

     RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of the shares of an Eligible Fund (or "portfolio") if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Eligible Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).


     We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Eligible Funds (i.e., the American Funds Bond Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund, American Funds Growth-Income Fund, Clarion Global Real Estate Portfolio, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, Loomis Sayles Global Markets Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Research International Portfolio, Oppenheimer Global Equity Portfolio, Baillie Gifford International Stock Portfolio, Loomis Sayles Small Cap Core Portfolio, Loomis Sayles Small Cap Growth Portfolio, MSCI EAFE(R) Index Portfolio, Neuberger Berman Genesis Portfolio, Russell 2000(R) Index Portfolio, T. Rowe Price Small Cap Growth Portfolio, and Western Asset Management Strategic Bond Opportunities Portfolio), and we monitor transfer activity in those portfolios

(the "Monitored Portfolios"). In addition, as described below, we treat all American Funds Insurance Series(R) portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER ELIGIBLE FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

     As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30- day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.

     Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that Contract to be submitted with an original signature. A first occurrence will result in the imposition of this restriction for a six month period; a second occurrence will result in the permanent imposition of the restriction. Transfers made under a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.

     The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Eligible Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Eligible Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

     The Eligible Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Eligible Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Eligible Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the Contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Eligible Funds, we have entered into a written agreement, as required by SEC regulation, with each Eligible Fund or its principal underwriter that obligates us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Eligible Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Eligible Fund.

     In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Eligible Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Eligible Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Eligible Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Eligible Funds. If an Eligible Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Eligible Fund may reject the entire omnibus order.

     In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Eligible Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Eligible Fund prospectuses for more details.

     RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Eligible Funds and may disrupt portfolio management strategy, requiring an Eligible Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Eligible Funds except where the portfolio manager of a particular Eligible Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.


DOLLAR COST AVERAGING

     We offer an automated transfer privilege called dollar cost averaging. There is no charge to you for this feature. Under this feature you may request that we transfer an amount of your Contract Value on the same day each month, prior to annuitization, from any one account of your choice to one or more of the other accounts (including the Fixed Account, subject to the limitations on transfers into the Fixed Account). These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or Contract Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for purchase payments or Contract Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month. We currently restrict the amount of Contract Value which you may transfer from the Fixed Account. We allow one dollar cost averaging program to be active at a time. Currently, you must transfer a minimum of $100 per transfer.

     You can make subsequent purchase payments while you have an active dollar cost averaging program in effect, provided however, that no amount will be allocated to the program without your express direction. If you make a subsequent purchase payment while a dollar cost averaging program is in effect, we will not allocate the additional payment to the program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future subsequent purchase payments or provide new allocation instructions with the payment, we will allocate the subsequent purchase payment directly to the same destination accounts you selected under the dollar cost averaging program. Any purchase payments received after the program has ended will be allocated as described in "THE CONTRACTS--Allocation of Purchase Payments". Although the dollar cost averaging transfer amount will not be increased, we will increase the number of months over which transfers are made unless otherwise elected in writing. You may cancel your use of the dollar cost averaging program at any time prior to the monthly transfer date. The program is not available if you have selected the Guaranteed Minimum Accumulation Benefit rider. We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. (See APPENDIX A for more information about Dollar Cost Averaging and the Statement of Additional Information for more information on Dollar Cost Averaging and the Fixed Account.)

     Guaranteed Account. To the extent allowed by state law, we may credit an
     -------------------
interest rate different from the current Fixed Account rate to eligible payments that you allocate to a Guaranteed Account we establish for the purpose of enhanced dollar cost averaging (an "enhanced dollar cost averaging option"). The minimum interest rate credited depends on the date your contract was issued but will not be less than 1%. The Guaranteed Account is part of our general account. Enhanced dollar cost averaging is available for Standard Class, P Class and L Class Contracts, but is not available for B Plus Class and C Class Contracts or to purchase payments which consist of money exchanged from other contracts we or an affiliate issues. A purchase payment must be a minimum of $10,000 in order for it to be eligible for the enhanced dollar cost averaging option. A minimum of $500 must be allocated to the enhanced dollar cost averaging option. Only one dollar cost averaging program may be in effect at one time. Certain rules and limitations may apply to the purchase payments you can allocate to the Guaranteed Account.

     Under enhanced dollar cost averaging, you currently may select a duration of six or twelve months. We may in the future offer enhanced dollar cost averaging for a duration of three months. The first transfer will be made on the date amounts are allocated to the enhanced dollar cost averaging option. Subsequent transfers will be made on the same day in subsequent months. If amounts are received on the 29th, 30th, or 31st of the month, dollar cost averaging transactions will be made on the 1st day of the following month. If the selected day is not a business day, the transfer will be deducted from the enhanced dollar cost averaging option on the selected day but will be applied to the subaccounts on the next business day. Enhanced dollar cost averaging interest will not be credited on the transfer amount between the selected day and the next business day.

     The transfer amount will be equal to the amount allocated to the enhanced dollar cost averaging option divided by the selected duration in months. For example, a $12,000 allocation to a six-month enhanced dollar cost averaging option will consist of a $2,000 transfer each month for six months, and a final transfer of any remaining amounts, including the interest credited, separately as a seventh transfer.

     If a subsequent premium is allocated to an enhanced rate dollar cost averaging option while dollar cost averaging transfers are currently active, the subsequent payment will be allocated to the active enhanced dollar cost averaging option (6 or 12 months) generally at the then current rate. The monthly dollar cost averaging transfer amount will be increased by the subsequent investment amount divided by the number of months in the selected duration period for the program. Using our example above, a subsequent $6,000 allocation to a 6 month dollar cost averaging will increase the dollar cost averaging transfer amount from $2,000 to $3,000 ($12,000/6 + $6,000/6). Dollar cost averaging transfers will be made on a first-in first-out basis. If a subsequent premium is allocated to an enhanced rate dollar cost averaging option, the program will end when the assets are exhausted (which may be later than the selected period).

     If you cancel your participation in the enhanced dollar cost averaging option, and your Contract was issued on or after May 1, 2005, any remaining balance of your Contract Value in the Guaranteed Account will be transferred to the subaccounts in accordance with the percentages you have chosen for the enhanced dollar cost averaging program. If your Contract was issued prior to May 1, 2005, any remaining balance of your Contract Value in the Guaranteed Account will be transferred to the BlackRock Money Market Subaccount unless you instruct us otherwise.

     We will also terminate the program when we receive notice of your death.


ASSET REBALANCING

     We offer an asset rebalancing program for Contract Value. There is no charge to you for this program. Contract Value allocated to the subaccounts can be expected to increase or decrease at different rates due to market fluctuations. An asset rebalancing program automatically reallocates your Contract Value among the subaccounts periodically (either annually, semi-annually, quarterly, or monthly) to return the allocation to the allocation percentages you specify. Asset rebalancing is intended to transfer Contract Value from those subaccounts that have increased in value to those that have declined, or not increased as much, in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Asset rebalancing does not guarantee profits, nor does it assure that you will not have losses.

     You may select an asset rebalancing program when you apply for the Contract or at a later date by contacting our Annuity Administrative Office. You specify the percentage allocations to which your Contract Value will be reallocated among the subaccounts (excluding the Fixed Account). If you have selected the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, or the Enhanced Death Benefit rider, the Fixed Account is available for the asset rebalancing program. The asset rebalancing program is not available if you have selected the Guaranteed Minimum Accumulation Benefit rider. On the last day of each period on which the New York Stock Exchange is open, we will transfer Contract Value among the subaccounts to the extent necessary to return the allocation to your specifications. If the last day of the period you select is the 29th, 30th or 31st of the month, transfers are made on the 1st day of the following month. Asset rebalancing will continue until you notify us in writing or by telephone at our Annuity Administrative Office. We will also terminate the program upon notification of your death in good order. Asset rebalancing cannot continue beyond the Maturity Date. Currently, we don't count transfers made under an asset rebalancing program for purposes of the transfer rules described above.


WITHDRAWALS

     Before annuitization, you may withdraw all or part of your Contract Value. You may receive the proceeds in cash or apply them to a payment option. The proceeds you receive will be the Contract Value determined as of the end of the business day that we receive your request at our Annuity Administration Office, reduced by the following amounts:

   o any applicable Withdrawal Charge and

   o the Contract Administrative Fee.

     We currently do not impose but reserve the right to deduct a premium tax charge on withdrawals or payment of Death Proceeds in certain states.

     See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS" for a description of these charges and when they apply.

     Restrictions. Federal tax laws, laws relating to employee benefit plans,
     -------------
or the terms of benefit plans for which the Contracts may be purchased may restrict your right to withdraw your Contract Value.

   o Federal tax laws impose penalties on certain premature distributions from the Contracts. Full and partial withdrawals and systematic withdrawals prior to age 59 1/2 may be subject to a 10% penalty tax (and 25% in the case of a withdrawal from a SIMPLE IRA within the first two years.). (See "FEDERAL INCOME TAX CONSIDERATIONS.")

     Because a withdrawal may result in adverse tax consequences, you should consult a qualified tax adviser before making the withdrawal. (See "FEDERAL INCOME TAX CONSIDERATIONS.")

     How to withdraw all or part of your Contract Value.

   o You must submit a request to our Annuity Administrative Office. (See "Requests and Elections.")

   o You must provide satisfactory evidence of terminal illness, confinement to a nursing home or permanent and total disability (as defined in the Contract) if you would like to have the Withdrawal Charge waived. (See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS.")

   o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed less favorably).

   o We have to receive your withdrawal request in our Annuity Administrative Office prior to the Maturity Date or the Contract Owner's death.

     We will normally pay withdrawal proceeds within seven days after receipt of a request at the Annuity Administrative Office, but we may delay payment, by law, under certain circumstances. (See "Suspension of Payments.") We may also withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

     Amount of Withdrawal. We will base the amount of the withdrawal proceeds
     ---------------------
on the Accumulation Unit Values that are next computed after we receive the completed withdrawal request at our Annuity Administrative Office. However, if you choose to apply the withdrawal proceeds to a payment option, we will base the withdrawal proceeds on Accumulation Unit Values calculated on a later date if you so specify in your request. The amount of a partial withdrawal is a minimum of $500 unless we consent otherwise. After a partial withdrawal, your remaining Contract Value must be at least $2,000, unless we consent to a lower amount. A partial withdrawal will reduce your Contract Value in the subaccounts and Fixed Account in proportion to the amount of your Contract Value in each, unless you request otherwise.

     DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Withdrawal Charge" (if permissible under tax law). In addition, the withdrawal will reduce the Contract Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefits" and "Payment on Death Prior to Annuitization" sections. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.


SYSTEMATIC WITHDRAWALS

     Under the Systematic Withdrawal feature you may withdraw equal dollar amounts of your Contract Value automatically on a monthly, quarterly, semi-annual or annual basis prior to annuitization. For all Classes other than the C Class, only monthly or quarterly withdrawals may be made during the 1st Contract Year. If you would like to receive your Systematic Withdrawal Program payment on or about the first of the month, you should make your request by the 20th day of the month. The annualized amount to be withdrawn cannot exceed 10% of total purchase payments, unless we agree otherwise. Currently a withdrawal must be a minimum of $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on the day when the withdrawal is to be made, we will process the withdrawal on the next business day. The Withdrawal Charge will apply to amounts you receive under the Systematic Withdrawal Program in the same manner as it applies to other partial withdrawals and withdrawals of Contract Value. (See "Withdrawal Charge.")

     If you continue to make purchase payments under the Contract while you are making Systematic Withdrawals you could incur any applicable Withdrawal Charge on the withdrawals at the same time that you are making the new purchase payments.

     You may have only one Systematic Withdrawal Program in effect at any time. We will terminate the program upon notification of your death in good order.

     The federal tax laws may include systematic withdrawals in your gross income in the year in which you receive the withdrawal amount and will impose a penalty tax of 10% on certain systematic withdrawals which are premature distributions. The application for the Systematic Withdrawal Program sets forth additional terms and conditions. If you own a Contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with a substantially equal periodic payments exception, the commencement of annuity payments under the GMIB rider if your Contract lapses and there remains any Income Base may be considered an impermissible modification of the payment stream under certain circumstances. (See "FEDERAL INCOME TAX CONSIDERATIONS.")


SUSPENSION OF PAYMENTS

     We reserve the right to suspend or postpone the payment of any amounts due under the Contract or transfers of Contract Values between subaccounts or to the Fixed Account when permitted under applicable federal laws, rules and regulations. Current federal law permits such suspension or postponement if:
(a) the New York Stock Exchange is closed (other than for customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists, as determined by the Securities and Exchange Commission, so that it is not practicable to dispose of securities held in the Variable Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of securities holders.

     Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or "freeze" your account. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, loans, or death benefits, make transfers, annuitize or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Contract to government regulators.

INACTIVE CONTRACTS

     We may terminate this Contract by paying you the Contract Value in a lump sum if, prior to the date you choose to annuitize, you make no purchase payments for two consecutive Contract Years (unless otherwise specified by your state), the total amount of purchase payments made, less any partial withdrawals, is less than $2,000 (or any lower amount required by federal tax law), and the Contract Value on or after the end of such two year period is less than $2,000. Accordingly, no Contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your traditional IRA, Roth IRA, SEP, SIMPLE or other Qualified Contract. We will not terminate this Contract if it includes a Lifetime Withdrawal Guarantee rider or Guaranteed Minimum Accumulation Benefit rider. In addition, we will not terminate any Contract that includes a Guaranteed Withdrawal Benefit Rider or Guaranteed Minimum Income Benefit rider or a guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base/ Income Base of the rider, or the guaranteed amount under any death benefit, is greater than the Contract Value. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York.


OWNERSHIP RIGHTS

     During the Annuitant's lifetime, all rights under the Contract belong solely to you as the Contract Owner unless otherwise provided.

     These rights include the right to:

   o change the Beneficiary (See also, "Abandoned Property Requirements" below)

   o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules)

   o assign the Contract (subject to limitations)

   o change the payment option

   o exercise all other rights, benefits, options and privileges allowed by the Contract or us.

     You may not change the ownership of your Contract without our consent. A change of ownership may terminate certain optional riders. If you use a Contract to fund an IRA or TSA Plan, the Contract Owner must be the Annuitant, and we will not allow a Contingent Annuitant.

     Qualified Plans and certain TSA Plans with sufficient employer involvement are deemed to be "Pension Plans" under ERISA and may, therefore, be subject to rules under the Retirement Equity Act of 1984. These rules require that benefits from annuity contracts purchased by a Pension Plan and distributed to or owned by a participant be provided in accordance with certain spousal consent, present value and other requirements which are not enumerated in your Contract. You should consider carefully the tax consequences of the purchase of the Contracts by Pension Plans.

     Contracts offered by the prospectus which we designed to qualify for the favorable tax treatment described below under "FEDERAL INCOME TAX CONSIDERATIONS" contain restrictions on transfer or assignment, reflecting requirements of the Code which must be satisfied in order to assure continued eligibility for such tax treatment. In accordance with such requirements, ownership of such a Contract may not be changed and the Contract may not be sold, assigned or pledged as collateral for a loan or for any other purpose except under some limited circumstances. A Contract Owner contemplating a sale, assignment or pledge of the Contract should carefully review its provisions and consult a qualified tax adviser.

     If your Contract is used in connection with deferred compensation plans or retirement plans not qualifying for favorable federal tax treatment, such plans may also restrict the exercise of your rights. You should review the provisions of any such plan.

     ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non- ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your Contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change (see "Requests and Elections" below).


REQUESTS AND ELECTIONS

     We will treat your request for a Contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Administrative Office before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our Annuity Administrative Office is New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594, Des Moines, IA 50306-3594.

     Subject to our restrictions on frequent or large transfers, requests for subaccount transfers, address changes or reallocation of future purchase payments may be made:

   o By Telephone (1-800-435-4117), between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time

   o Through your Registered Representative

   o In writing to New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594 Des Moines, IA 50306-3594

   o By fax (515) 457-4301, or


   o For transfers or reallocation of future purchase payments, by Internet at www.metlife.com


     If we have not received your request by 4:00 p.m. Eastern Time, even if due to our delay, we will treat your request as having been received on the following business day.

     All other requests must be in written form, satisfactory to us. We may allow requests for a withdrawal over the telephone, by fax, or through the Internet, subject to certain limitations. We may stop offering telephone, fax and Internet transactions at any time in our sole discretion.

     We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in a form satisfactory to us. Contact us for additional information.

     We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, Internet or fax are genuine. However, because telephone and Internet transactions may be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone or Internet instructions, or that you have authorized any such person to act for you. Any telephone, Internet or fax instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, Internet or fax are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions.

     All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or election. If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your Contract.

     Telephone, facsimile, and computer systems (including the Internet) may not always be available. Any telephone, facsimile or computer system, whether it is yours, your service provider's, your registered representative's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your request in writing to the Company's Annuity Administrative Office as described above.


CONFIRMING TRANSACTIONS

     We will send out written statements confirming that a transaction was recently completed. Certain transactions may be confirmed quarterly. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


STATE VARIATIONS


     Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, transfer rights and limitations, the right to reject purchase payments, the right to assess transfer fees, and general availability of certain riders. This prospectus describes all the material features of the contract. If you would like to review a copy of the Contract and endorsements, contact our Annuity Administrative Office.



                         ASSET-BASED INSURANCE CHARGE,
                     WITHDRAWAL CHARGE AND OTHER DEDUCTIONS

     We deduct various charges from your Contract Value for the services provided, expenses incurred and risks assumed in connection with your Contract. The charges are:

   o Asset-Based Insurance Charge

   o Contract Administrative Fee

   o Withdrawal Charge

   o For Contracts with an Enhanced Death Benefit Rider, an extra fee

   o For Contracts with an Earnings Preservation Benefit Rider, an extra fee

   o For Contracts with a GMIB Rider, an extra fee

   o For Contracts with a GWB Rider, an extra fee

   o For Contracts with the GMAB Rider, an extra fee

   o Premium Tax Charge and Other Expenses

     We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the Withdrawal Charge may not fully cover all of the sales and distribution expenses actually incurred by us, and proceeds from other charges, including the Asset-Based Insurance Charge, may be used in part to cover such expenses. We can profit from certain Contract charges. Please see "Annual Eligible Fund Operating Expenses."


ASSET-BASED INSURANCE CHARGE

     We impose an annual Asset-Based Insurance Charge on the Contract Value. The amount of the charge depends upon the Class of Contract you select, the features you choose for your Contract, and the subaccounts you select. We deduct this charge daily from the assets in each subaccount.

     This amount compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract. These guarantees include making annuity payments that won't change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the Contract. The charge also compensates us for expense risks we assume to cover Contract maintenance expenses. These expenses may include issuing Contracts, maintaining records, making and maintaining subaccounts available under the Contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the Contract, including programs like transfers and Dollar Cost Averaging.

     If the Asset-Based Insurance Charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses.

     The chart below lists the amount of the Asset-Based Insurance Charge (as an annual percentage of the daily net assets of each subaccount) for each Class and for each death benefit option prior to annuitization.*


                                                                  STANDARD    B PLUS
DEATH BENEFIT**                                                     CLASS    CLASS***   C CLASS   L CLASS   P CLASS
---------------------------------------------------------------- ---------- ---------- --------- --------- --------
Standard Death Benefit..........................................    1.25%      1.60%     1.60%     1.50%     1.15%
Annual Step-Up Death Benefit....................................    1.45%      1.80%     1.80%     1.70%     1.35%
Greater of Annual Step-Up or 5% Annual Increase Death Benefit...    1.60%      1.95%     1.95%     1.85%     1.50%

----------
* We currently impose an additional Asset-Based Insurance Charge of 0.25% of average daily net assets on the American Funds Bond, American Funds Growth, American Funds Growth-Income and American Funds Global Small Capitalization Subaccounts. We reserve the right to impose an increased Asset-Based Insurance Charge on subaccounts that we add to the Contract in the future. The increase will not exceed the annual rate of 0.25% of average daily net assets in any such subaccounts.

** See below for an additional optional death benefit rider, the Enhanced Death Benefit, for which the charge is assessed on the "death benefit base" and deducted annually from the account value.

*** The Asset-Based Insurance Charge will be reduced on the B Plus Class by 0.35% after the expiration of the 9-year Withdrawal Charge period.


     For Contracts issued prior to May 1, 2003, the Asset-Based Insurance Charge for the Annual Step-Up Death Benefit and the Greater of Annual Step-Up or 5% Annual Increase Death Benefit is 0.10% lower than what is described in the table. We continue to assess an Asset-Based Insurance Charge after annuitization. If you elect an enhanced death benefit, the amount of the Asset-Based Insurance Charge after annuitization will equal the level of the charge that would apply if you had not elected an enhanced death benefit; except that for the B Plus Class and P Class, the Asset-Based Insurance Charge will be 1.25% after annuitization. The Asset-Based Insurance Charge for all Classes increases by 0.25% for subaccounts investing in the American Funds Insurance Series.


CONTRACT ADMINISTRATIVE FEE

     The annual Contract Administrative Fee is $30. This fee (along with a portion of the Asset-Based Insurance Charge) is for such expenses as issuing Contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the Contracts.

     We deduct the fee for the prior Contract Year from your Contract Value on each Contract Anniversary, if your Contract Value is less than $50,000, and at the time of a full withdrawal regardless of your Contract size, from each subaccount in the ratio that the Contract Value in the subaccounts bears to your total Contract Value (excluding the Fixed Account). We will deduct it, pro rata, at annuitization if your Contract Value is less than $50,000. We reserve the right to deduct this fee during the Annuity Period, pro rata from each annuity payment. If we issue two Contracts to permit the funding of a spousal IRA, we will impose the Contract Administrative Fee only on the Contract to which you have allocated the larger purchase payments in your Contract application. We deduct the charge entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account.


WITHDRAWAL CHARGE

     We do not deduct or charge for sales expenses from your purchase payments when they are made. However, a Withdrawal Charge may apply on certain events ("withdrawal events"). THIS CHARGE DOES NOT APPLY TO THE C CLASS. Withdrawal events are: (a) a full or partial withdrawal of your Contract (including withdrawals where you apply the proceeds to certain payment options); (b) in some circumstances, a withdrawal of the commuted value of amounts that you applied to an annuity payment option; or (c) under Contracts issued in New York, the Annuity Date if as of that date a purchase payment has been invested for less than seven years on the Standard Class, nine years on the B Plus and P Class, and three years on the L Class.

     When you make a full withdrawal of your Contract, we take into account the Withdrawal Charge in calculating the proceeds you will receive. On a partial withdrawal, we deduct the Withdrawal Charge from the Contract Value remaining after deduction of the amount you requested. We take the Withdrawal Charge from the Contract Value in the subaccounts and the Fixed Account in the same proportion as the Contract Value withdrawn.

     The Charge equals a percentage of each purchase payment withdrawn. Each purchase payment is subject to the charge for the applicable period specified below (12 month periods) from the date we receive it, as follows:


NUMBER OF COMPLETE                   STANDARD
YEARS FROM RECEIPT OF                 CLASS      B PLUS CLASS     L CLASS     P CLASS
PURCHASE PAYMENT                      CHARGE        CHARGE         CHARGE     CHARGE
---------------------------------   ---------   --------------   ---------   --------
  0..............................   7%          9%               7%          8%
  1..............................   6%          8%               6%          8%
  2..............................   6%          8%               5%          8%
  3..............................   5%          7%               0%          7%
  4..............................   4%          6%               0%          6%
  5..............................   3%          5%               0%          5%
  6..............................   2%          4%               0%          4%
  7..............................   0%          2%               0%          3%
  8..............................   0%          2%               0%          2%
  9 and thereafter...............   0%          0%               0%          0%

     On a Standard, B Plus, L, or P Class Contract in any Contract Year you may withdraw the free withdrawal amount without incurring the Withdrawal Charge.

     In the first Contract Year, no free withdrawal amount is available unless it is part of a monthly or quarterly systematic withdrawal program in which the monthly withdrawal amount does not exceed 1/12 of 10% of total purchase payments or the quarterly amount does not exceed 1/4 of 10% of total purchase payments. After the first Contract Year, the annual free withdrawal amount is equal to 10% of total purchase payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Earnings may be withdrawn at any time, free from any Withdrawal Charge. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.

     We will attribute a withdrawal first to earnings, then to the free withdrawal amount, and then to remaining purchase payments. All withdrawals of purchase payments (including the free withdrawal amount) will result in the liquidation of purchase payments on a "first-in, first-out" basis. That is, we will withdraw your purchase payments in the order you made them.

     If your Contract Value is less than your total purchase payments due to negative investment performance or deduction of the Contract Administrative Fee, we apply the Withdrawal Charge to your Contract Value (instead of your purchase payments). Under such circumstances, the following rules apply for calculating the Withdrawal Charge: the deficiency will be attributed to your most recent purchase payment first, and subsequent earnings will be credited to that deficiency (and not treated as earnings) until Contract Value exceeds purchase payments.

     Waiver of the Withdrawal Charge. No Withdrawal Charge will apply to the
     --------------------------------
Standard, L, P and B Plus Class:

   o On the Maturity Date or payment of the Death Proceeds.

   o If you apply the proceeds to a variable or fixed payment option involving a life contingency (described under "Annuity Options"), or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option (if elected prior to age 85), or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under any of those options, we will deduct from the amount you receive a portion of the Withdrawal Charge amount that we would have deducted when you originally applied the Contract proceeds to the option. We will take into account the lapse of time from annuitization to withdrawal. We will base the portion of the Withdrawal Charge which applies on the ratio of (1) the number of whole months remaining, on the date of the withdrawal, until the date when the Withdrawal Charge would expire, to (2) the number of whole months that were remaining, when you applied the proceeds to the option, until the date when the Withdrawal Charge would expire. (See example in APPENDIX B.)

   o On full or partial withdrawals if you, a Joint Owner, or Annuitant if the Contract is not owned by an individual, become terminally ill (as defined in the Contract), become chronically ill (as defined in the Contract), or are permanently and totally disabled (as defined in the Contract). These benefits are only available if you were not over age 65 (for the disability benefit) or age 80 (for the terminally ill or chronically ill benefit) when we issued the Contract, and may not be available in every state. These waivers are only applicable for the Standard, B Plus, L and P Class Contracts.

   o On minimum distributions required by tax law. We currently waive the Withdrawal Charge on required minimum distributions from, or excess contributions to, Qualified Contracts (this exception applies only to amounts that are required to be distributed from this Contract). This waiver applies only if the required minimum distribution exceeds the free withdrawal amount and no previous withdrawals were made during the Contract Year. (See "FEDERAL INCOME TAX CONSIDERATIONS--Taxation of Qualified Contracts.")

   o If the amount of the Withdrawal Charge that would apply if not for this provision, (1) would constitute less than 0.50% of your Contract Value, and (2) you transfer your total Contract Value to certain eligible contracts issued by the Company or one of its affiliated companies.

     We may also waive the Withdrawal Charge if you surrender a Contract in order to purchase a group variable annuity issued by us or an affiliate. We may also waive the Withdrawal Charge if permitted in your State, for certain qualified plans, including 403(a), 403(b) not subject to ERISA, 401(a) or 401(k) plans, if you make a direct transfer to another funding vehicle or annuity contract issued by us or by one of our affiliates and we agree.


ENHANCED DEATH BENEFIT RIDER

     If you select the Enhanced Death Benefit, and you are age 0-69 at issue, we will assess a charge during the accumulation phase equal to 0.75% of the death benefit base. If you are age 70-75 at issue, we will assess a charge during the accumulation phase equal to 0.95% of the death benefit base (see "THE CONTRACTS--Enhanced Death Benefit" for a discussion of how the death benefit base is determined). If your death benefit base is increased due to an Optional Step-Up, we may reset the rider charge applicable beginning after the Contract Anniversary on which the Optional Step-Up occurs to a rate that does not exceed the lower of (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate we would charge for the same rider available for new Contract purchases at the time of the Optional Step-Up. Starting with the first Contract Anniversary, the charge is assessed for the prior Contract Year at each Contract Anniversary, before any Optional Step-Up. If you: make a full withdrawal (surrender) of your Contract Value; begin to receive annuity payments at the annuity date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the Contract); or assign the Contract;, a pro rata portion of the Enhanced Death Benefit charge will be assessed. If an Enhanced Death Benefit rider is terminated because the Contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Contract Value, no Enhanced Death Benefit charge will be assessed based on the number of months from the last Contract Anniversary to the date the termination takes effect. The charge is deducted from your Contract Value pro rata from each subaccount, the Fixed Account and the EDCA Guaranteed account in the ratio each portfolio/account bears to your total Contract Value. We take amounts from the Subaccounts by canceling Accumulation Units from the Variable Account.

     For Contracts issued from February 24, 2009 through May 1, 2009, the percentage charge for the Enhanced Death Benefit is 0.65% of the death benefit base if you are age 69 or younger at issue and 0.90% of the death benefit base if you are age 70-75 at issue. For Contracts issued prior to February 24, 2009, the percentage charge for the Enhanced Death Benefit is 0.65% of the death benefit base if you are age 69 or younger at issue and 0.85% of the death benefit base if you are age 70-75 at issue. For Contracts issued prior to May 4, 2009, if you elected both the Enhanced Death Benefit rider and the GMIB Plus II rider (described below), the percentage charge for the Enhanced Death Benefit is reduced by 0.05%.


EARNINGS PRESERVATION BENEFIT RIDER

     If you have selected the Earnings Preservation Benefit Rider, we impose a daily fee at the annual rate of 0.25% of average daily net assets in the subaccounts prior to annuitization.

GUARANTEED MINIMUM INCOME BENEFIT RIDER

     We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.

     If you select a GMIB rider, we assess a charge during the accumulation phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See "LIVING BENEFITS--Guaranteed Income Benefits" for a description of how the Income Base is determined.) The percentage charges for each version of the GMIB rider are listed below.

     The GMIB rider charge is assessed at the first Contract Anniversary, and then at each subsequent Contract Anniversary, up to and including the Anniversary on or immediately preceding the date the rider is exercised.

     If you: make a complete withdrawal (surrender) of your Contract Value; begin to receive annuity payments; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the Contract); or assign the Contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last Contract Anniversary to the date of the withdrawal, the beginning of annuity payments, the change of Owner/Annuitant, or the assignment.

     If a GMIB rider is terminated for the following reasons, a pro rata portion of the GMIB rider charge will not be assessed: the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the Contract); because it is the 30th day following the Contract Anniversary prior to the Owner's 86th birthday (for GMIB I, GMIB II, or GMIB Plus I) or 91st birthday (for GMIB Plus II); or the Guaranteed Principal Option is exercised (only applicable to GMIB Plus I or GMIB Plus II).

     The GMIB rider charge will result in the cancellation of Accumulation Units from each applicable Subaccount of the Variable Account and/or a reduction in the Contract Value allocated to the Fixed Account or EDCA Guaranteed Account in the ratio the Contract Value in a Subaccount and/or the Fixed Account or EDCA Guaranteed Account bears to the total Contract Value. The Fixed Account is not available in the state of New York if you have selected a living benefit rider.

     For the GMIB Plus II or GMIB Plus I, we reserve the right to increase the rider charge upon an Optional Step-Up (GMIB Plus II) or Optional Reset (GMIB Plus I), on any Contract Anniversary as permitted, up to a rate that does not exceed the lower of (a) 1.50% of the Income Base (the Maximum Optional Step-Up or Optional Reset Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up or Optional Reset. The increased rider charge will apply after the Contract Anniversary on which the Optional Step-Up or Optional Reset occurs. The versions of the GMIB for which we are currently increasing the rider charge upon an Optional Step-Up or Optional Reset are listed below.

     If you selected the GMIB Plus II rider with a contract issued prior to February 24, 2009, the rider charge is 0.80% (0.75% for New York) of the Income Base. If you selected the GMIB Plus II rider with a contract issued on or after February 24, 2009, the rider charge is 1.00% (0.95% for New York) of the Income Base. For contracts issued with the version of the GMIB Plus II rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base (1.15% for New York).

     If you selected the GMIB Plus I with a contract issued prior to February 26, 2007, the rider charge is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base.

     If you selected the GMIB Plus I with a contract issued on and after February 26, 2007, the rider charge is 0.80% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base.

     If you selected the GMIB II rider or the GMIB I rider, the rider charge is 0.50% of the Income Base. For contracts issued from May 1, 2003 and prior to May 1, 2005 for which the GMIB II or GMIB I was elected, the rider charge is reduced to 0.45% of the Income Base if you elected either the optional Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit. For contracts issued on and after May 1, 2005, the rider charge is not reduced if you elected either the optional Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit. For contracts issued prior to February 15, 2003, the GMIB I rider charge equals 0.35% of the Income Base.

LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT--RIDER CHARGE

     There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit (GWB) rider: the Enhanced GWB rider and the GWB I rider (collectively referred to as the Guaranteed Withdrawal Benefit riders).

     If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Contract Value during the Accumulation Phase on each contract anniversary. The percentage charges for each version of the LWG and GWB riders are listed below.


     For the Lifetime Withdrawal Guarantee riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see "GUARANTEED WITHDRAWAL BENEFITS--Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I") on the Contract Anniversary, prior to taking into account any Automatic Annual Step-Up occurring on such Contract Anniversary. For the versions of the Lifetime Withdrawal Guarantee riders with Compounding Income Amounts, the charge is calculated after applying the Compounding Income Amount. (See "GUARANTEED WITHDRAWAL BENEFITS--Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I" for information on Automatic Annual Step-Ups and Compounding Income Amounts.)

     For the Guaranteed Withdrawal Benefit riders, the charge is a percentage of the Guaranteed Withdrawal Amount (see "GUARANTEED WITHDRAWAL BENEFITS--Description of the Enhanced Guaranteed Withdrawal Benefit") on the Contract Anniversary, prior to taking into account any Optional Reset occurring on such Contract Anniversary. (See "GUARANTEED WITHDRAWAL BENEITS--Description of the Enhanced Guaranteed Withdrawal Benefit" and "Description of the Guaranteed Withdrawal Benefit I" for information on Optional Resets.)

     If you: make a full withdrawal (surrender) of your Contract Value; you apply all of your Contract Value to an Annuity Option: there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person): the Contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, and the effective date of a change of the primary Beneficiary (only for Contracts issued in New York with the Joint Life version of the Lifetime Withdrawal Guarantee II rider), a pro rata portion of the rider charge will be assessed based on the number of full months from the last Contract Anniversary to the date of the change.

     If a Lifetime Withdrawal Guarantee rider or Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitants (if the Owner is a non-natural person), or if a Lifetime Withdrawal Guarantee rider or Enhanced GWB rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent Contract Anniversary to the date the termination takes effect.

     The Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit rider charge will result in the cancellation of Accumulation Units from each applicable Subaccount of the Variable Account and/or a reduction in the Contract Value allocated to the Fixed Account or EDCA Guaranteed Account in the ratio the Contract Value in a Subaccount and/or the Fixed Account or EDCA Guaranteed Account bears to the total Contract Value. The Fixed Account is not available in the state of New York if you have selected a living benefit rider.


     We reserve the right to increase the Lifetime Withdrawal Guarantee or Guaranteed Withdrawal Benefit rider charge upon an Automatic Annual Step-Up or Optional Reset. The increased rider charge will apply after the Contract Anniversary on which the Automatic Annual Step-Up or Optional Reset occurs. The versions of the Lifetime Withdrawal Guarantee for which we are currently increasing the rider charge upon an Automatic Annual Step-Up are listed below.

     If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II rider, we may reset the rider charge applicable beginning after the Contract Anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up. For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the Maximum Automatic Annual Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version. For contracts issued with the Lifetime Withdrawal Guarantee II rider prior to February 24, 2009, the Maximum Automatic Annual Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.

     For contracts issued with the Lifetime Withdrawal Guarantee II on or after February 24, 2009, the rider charge is 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.

     For contracts issued with the Lifetime Withdrawal Guarantee II prior to February 24, 2009, the rider charge is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the of the Total Guaranteed Withdrawal Amount.

     If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount.

     The rider charge for the Lifetime Withdrawal Guarantee I is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the of the Total Guaranteed Withdrawal Amount.

     If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or after July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.

     If an Optional Reset occurs under a contract issued with the Enhanced GWB rider prior to July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.

     For contracts issued with the Enhanced GWB rider on or after July 16, 2007, the rider charge is 0.55% of the Guaranteed Withdrawal Amount.

     For contracts issued with the Enhanced GWB rider prior to July 16, 2007, the rider charge is 0.50% of the Guaranteed Withdrawal Amount.

     If an Optional Reset occurs under a contract with the GWB I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.

     The rider charge for the GWB I is 0.50% of the Guaranteed Withdrawal
Amount.

     If one of the Lifetime Withdrawal Guarantee riders is in effect, the rider charge will continue if your Remaining Guaranteed Withdrawal Amount (see "GUARANTEED WITHDRAWAL BENEFITS--Description of the Lifetime Withdrawal Guarantee II") equals zero. If the Enhanced GWB or GWB I rider is in effect, the rider charge will not continue if your Benefit Base (see "GUARANTEED WITHDRAWAL BENEFITS--Description of the Enhanced Guaranteed Withdrawal Benefit") equals zero.

     Some of the descriptions of the GWB I rider may have changed subject to state approval of an endorsement.


GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER

     The Guaranteed Minimum Accumulation Benefit (GMAB) rider is no longer available for sale. If you elected the GMAB, a charge is deducted from your Contract Value on each Contract Anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount at the end of the prior Contract Year. The GMAB Rider Charge is deducted from your Contract Value pro rata from your Contract's Asset Allocation subaccount and the EDCA Guaranteed Account in the ratio each account bears to your total Contract Value. We take amounts from the Subaccount that is part of the Separate Account by cancelling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your Contract Value or you apply your Contract Value to an annuity option, we will assess a pro rata portion of the GMAB Rider Charge based on the number of whole months since the last Contract Anniversary. (See "GUARANTEED MINIMUM ACCUMULATION BENEFIT.")


PREMIUM AND OTHER TAX CHARGES

     We reserve the right to deduct from the purchase payments or Contract Value any taxes paid by us to any governmental entity relating to this Contract (including without limitation: premium taxes, federal, state and local withholding of income, estate, inheritance and other taxes required by law, and any new or increased state income taxes enacted). We will, at our sole discretion, determine when taxes relate to the Contract, including for example when they have resulted from: the investment experience of the Variable Account; receipt by us of purchase payments; commencement of annuity benefits; payment of death benefits; partial and full withdrawals; and any new or increased taxes which become effective that are imposed on us and which relate to purchase payments, earnings, gains, losses, fees, and charges under the Contract. We may, at our sole discretion, pay taxes when due and make a deduction for such taxes from the Contract Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the contract that offset Variable Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.

     Most states impose a premium tax liability on the date when annuity benefits commence. In those states, we may deduct the premium tax charge from the Contract Value on that date. To determine whether and when a premium tax charge will be imposed on a Contract, we will look to the state of residence of the Owner when a withdrawal is made or Death Proceeds are paid and to the state of residence of the annuitant when annuity benefits commence. In South Dakota, we reserve the right to deduct the premium tax charge at the earliest of: a full or partial withdrawal of the Contract, the date when annuity benefits commence, or payment of the Death Proceeds (including application of the Death Proceeds to the Beneficiary Continuation provision).

     Deductions for state premium tax charges currently range from 1/2% to 1.00% of the Contract Value (or, if applicable, purchase payments or Death Proceeds) for Contracts used with retirement plans qualifying for tax benefited treatment under the Code and from 1% to 3.5% of the Contract Value (or, if applicable, Death Proceeds) for all other Contracts. For contracts sold in California to 408(a) IRA Trusts, the premium tax charge is 2.35%. See Appendix C for a list of premium tax rates.


OTHER EXPENSES

     An investment advisory fee is deducted from, and certain other expenses are paid out of, the assets of each Eligible Fund. (See "Expense Table.") The prospectus and Statement of Additional Information of the Eligible Funds describe these deductions and expenses.


                                ANNUITY PAYMENTS


ELECTION OF ANNUITY

     The annuity period begins at the Maturity Date or at any earlier date you choose to annuitize and provides for payments to be made to the Payee. You may apply your Contract Value to one of the payment options listed below (or a comparable fixed option).

     We base the Maturity Date of your Contract on the age of the Annuitant. The Maturity Date is the later of (i) the date when the Annuitant, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law) or (ii) 10 years from the date of issue. If your Contract is acquired pursuant to an exchange from an old contract (see "THE CONTRACTS--Purchase Payments"), the Maturity Date of the Contract would be set at age 95 (or the maximum allowed by state law) regardless of what the maturity date may have been for the old Contract. We may allow you to extend the Maturity Date (subject to restrictions that may apply in your state and our current established administrative procedures).

     PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED MINIMUM INCOME BENEFIT, A


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GUARANTEED WITHDRAWAL BENEFIT, OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT,
ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE GUARANTEED MINIMUM INCOME BENEFIT PLUS OR LIFETIME WITHDRAWAL GUARANTEE RIDERS) OR GUARANTEED ACCUMULATION PAYMENT (FOR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER) THAT MAY ALSO BE PROVIDED BY THE RIDER.

     Upon the death of an Annuitant who is not the Owner or Joint Owner, during the Accumulation Period, the Owner automatically becomes the Annuitant, unless the Owner chooses a new Annuitant subject to our underwriting rules in effect at the time of the request for this change. If the Owner is a non-natural person, the death of the Annuitant will be treated as the death of an Owner. If you change the Annuitant, or the Owner becomes the Annuitant because of the original Annuitant's death, we will change the Maturity Date, if necessary, so that it is the date when the new Annuitant, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law).

     Unless you elect another option, variable annuity payments will begin at the Maturity Date for the life of the Payee, but for at least ten years. Any Contract Value in the Fixed Account will be applied to provide fixed, not variable, payments. You can change this annuity payment option at any time prior to annuitization. You may elect to have annuity payments under a Contract made on a variable basis or on a fixed basis, or you may designate a portion to be paid on a variable basis and a portion on a fixed basis. If you select payments on a fixed basis, we will transfer the amount of your Contract Value applied to the fixed payment option (net of any applicable charges described under "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS") to our general account. We will fix the annuity payments in amount and duration by the annuity payment option selected, and by the age and the sex of the Payee. For Contracts issued in situations involving an employer-sponsored plan subject to ERISA or where required by state law, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee. If you were issued a Contract with sex-distinct annuity rates prior to the time that state law mandated unisex annuity rates, the annuity rates we use will not be less than the guaranteed sex-distinct rates in the Contract when issued. You may choose to have annuity payments made on a monthly, quarterly, semi-annual, or annual frequency. (See "Amount of Annuity Payments.")

     Contracts used in connection with retirement plans qualifying for tax benefited treatment may have various requirements for the time by which benefit payments must commence, the period over which such payments may be made, the annuity payment options that may be selected, and the minimum annual amounts of such payments. Penalty taxes or other adverse tax consequences may occur upon failure to meet such requirements.


ANNUITY OPTIONS

     There are several annuity payment options. You may select one of the payment options prior to the Annuity Date, at full or partial withdrawal, or when death proceeds are payable. (Some options are not available for death proceeds.)

     For a description of the tax consequences of full and partial annuitization, see "FEDERAL INCOME TAX CONSIDERATIONS".

     In addition to the annuity options described below, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Contract Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from Qualified Contracts. See "FEDERAL INCOME TAX CONSIDERATIONS--Taxation of Qualified Contracts." We intend to make this payment option available to both tax qualified and non-tax qualified Contracts.

     You select an annuity payment option by written request to us and subject to any applicable federal tax law restrictions.

     If more than one frequency is permitted under your Contract, choosing less frequent payments will result in each annuity payment being larger. Annuity payment options that guarantee that payments will be made for a certain number of years regardless of whether the Payee or Payees are alive (such as the Variable Income for a Specified Number of Years, Variable Life Income with Period Certain, the Variable Income Payments to Age 100, or the Joint and Survivor Variable Life Income, 10 Years Certain options, listed below) result in annuity payments that are smaller than annuity payment options without such a guarantee (such as the Variable Life Income, Joint and Survivor Variable Life Income or the Joint and 2/3 to Survivor Variable Life Income options, listed below).


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     The Contract offers the variable annuity payment options listed below.

       Variable Income for a Specified Number of Years. We will make variable payments for the number of years elected, which may not be more than 30 except with our consent. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

       Variable Life Income. We will make variable payments which will continue: while the Payee is living*; while the Payee is living but for at least ten years; or while the Payee is living but for at least twenty years. (The latter two alternatives are referred to as Variable Life Income with Period Certain Option.)

       Variable Income Payments to Age 100 ("American Income Advantage"). We will make variable payments for the number of whole years until the Payee is age 100. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.


       Variable Life Income for Two Lives. We will make variable payments which will continue: while either of two Payees is living (Joint and Survivor Variable Life Income)*, while either of two Payees is living but for at least 10 years (Joint and Survivor Variable Life Income, 10 Years
    Certain); while two Payees are living, and, after the death of one while the other is still living, two-thirds to the survivor (Joint and 2/3 to Survivor Variable Life Income).* THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.


     You may be able to purchase the Contract as the beneficiary of a deceased person's Individual Retirement Account. If you do so, you must take distribution of the Contract Value in accordance with the minimum required distribution rules set forth in the Internal Revenue Code and IRS regulations. See "FEDERAL INCOME TAX CONSIDERATIONS--Taxation of Qualified Contracts." Under certain circumstances, you may satisfy those requirements by electing an annuity option, but you may only elect an annuity option that is available for Death Proceeds. You may choose any optional death benefit available under the Contract, but certain other Contract provisions and programs will not be available. Upon your death, the Death Proceeds would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.

     Other annuity payment options (including other periods certain) may be available from time to time, and you should ask us about their availability. If you do not elect an annuity payment option by the Maturity Date, we will make variable payments under the Contract while the Payee is living but for at least ten years. (This is the Variable Life Income with Period Certain Option.) If your purchase payments would be less than our published minimum, then you will need our consent to apply the Contract proceeds to an annuity payment option.

     You may withdraw the commuted value of the payments remaining under a variable period certain option (such as the Variable Income for a Specified Number of Years Option). You may not commute a fixed period certain option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining payments. For variable income payment options, the calculation of the commuted value will be done using the assumed investment return applicable to the Contract. (See "Amount of Annuity Payments".) For fixed income payment options, the calculation of the commuted value will be done using the then current annuity purchase rates.

     Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:

   o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

   o The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

----------

* It is possible under this option to receive only one variable annuity payment if the Payee dies (or Payees die) before the due date of the second payment or to receive only two variable annuity payments if the Payee dies (or Payees die) before the due date of the third payment, and so on.

   o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.

     A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

     See the section entitled "ASSET-BASED INSURANCE CHARGES, WITHDRAWAL AND OTHER DEDUCTIONS" to find out whether a Withdrawal Charge applies when you annuitize or withdraw the commuted value of any payments certain.


     If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.


     The availability of certain annuity payment options may be restricted on account of Company policy, administrative procedures, and federal tax law which, among other things, may restrict payment to the life expectancy of the payee and/or may limit the choice of percentage reduction in payments under a joint and survivor option. In addition, these federal tax rules may also limit the use in qualified contracts of annuity payment options that contain a commutation feature because, among other things, income payments must be made at least annually to avoid a 50% excise tax. Accordingly, we reserve the right to restrict the availability under qualified contracts of annuity payment options with commutation features and/or limit the amount that may be withdrawn under such features.

     We continue to assess an Asset-Based Insurance Charge after annuitization. If you elect an enhanced death benefit, the amount of the Asset-Based Insurance Charge after annuitization will equal the level of the charge that would apply if you had not elected an enhanced death benefit; except that for the B Plus Class and P Class, the Asset-Based Insurance Charge will be 1.25% after annuitization. The Asset-Based Insurance Charge for all Classes increases by 0.25% for subaccounts investing in the American Funds Insurance Series. Charges for the Guaranteed Minimum Income Benefit and the Earnings Preservation Benefit Rider will not be assessed after annuitization.


AMOUNT OF ANNUITY PAYMENTS

     At the Annuity Date (or any other application of proceeds to a payment option), your Contract Value (reduced by applicable premium tax, Contract Administrative Fee, and Withdrawal Charges) is applied toward the purchase of annuity payments. We determine the amount of variable annuity payments on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the Payee's age, (ii) the assumed investment return selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Funds selected.

     The Fixed Account is not available under variable payment options. Under Contracts issued in New York, you may not transfer any Contract Value to any Portfolio of the American Funds Insurance Series during the Annuity Period.

     We calculate the initial payment using the assumed investment return you select. The amount of each payment after the initial payment will depend on how the subaccounts perform, relative to the assumed investment return. If the actual net investment return (annualized) exceeds your assumed investment return, the payment will increase. Conversely, if the actual return is less than your assumed investment return, the annuity payment will decrease.

     When selecting an assumed investment return, you should keep in mind that a lower assumed investment return will result in a lower initial annuity payment, but subsequent annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Eligible Funds. On the other hand, a higher assumed investment return will result in a higher initial payment than a lower assumed investment return, but later payments will rise more slowly or fall more rapidly. You may select an assumed investment return of 3.5% or, if allowed by applicable law or regulation, 5%. If you do not choose an assume investment return, we will use 3.5%.

     If you own a B Plus Class Contract and choose to annuitize under a fixed or variable payment option during the 9-year Withdrawal Charge period, your annuity payments will be based on a different set of current annuity purchase rates than our other Classes. Additionally, our guaranteed rates for fixed or variable annuity payments will be different for B Plus Class Contracts than for other Classes. The effect of these different rates would be to lower your annuity payments.


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     For more information regarding annuity payment options, you should refer to the Statement of Additional Information and also to the Contract, which contains detailed information about the various forms of annuity payment options available, and other important matters.


                                LIVING BENEFITS


OVERVIEW OF LIVING BENEFIT RIDERS

     We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at Contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider. We currently offer two types of living benefit riders--guaranteed income benefits and guaranteed withdrawal benefits:


Guaranteed Income Benefits
--------------------------

   o Guaranteed Minimum Income Benefit Plus (GMIB Plus II)

   o Guaranteed Minimum Income Benefit

     Our guaranteed income benefit riders are designed to allow you to invest your Contract Value in the market while at the same time assuring a specified guaranteed level of minimum fixed annuity payments if you elect to annuitize. The fixed annuity payment amount is guaranteed regardless of investment performance or the actual Contract Value at the time you annuitize. Prior to exercising the rider and annuitizing your Contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.

     GMIB Plus I, GMIB II and GMIB I are not available for sale.


Guaranteed Withdrawal Benefits
------------------------------

   o Lifetime Withdrawal Guarantee (Lifetime Withdrawal Guarantee II)

   o Guaranteed Withdrawal Benefit (Enhanced GWB)

     The guaranteed withdrawal benefit riders are designed to guarantee that at least the entire amount of purchase payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider.

     With the Lifetime Withdrawal Guarantee (LWG) riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income for your life (and, except for Contracts issued in New York, the life of your spouse, if the Joint Life version of the rider was elected and your spouse elects to continue the Contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II for more information).

     LWG I and GWB I are not available for sale.


Guaranteed Asset Accumulation Benefit
-------------------------------------


     The Guaranteed Minimum Accumulation Benefit (GMAB) is designed to guarantee that your Contract Value will not be less than a minimum amount at the end of the 10-year waiting period. The amount of the guarantee depends on which of three permitted subaccounts you select.

     GMAB is not available for sale.



                           GUARANTEED INCOME BENEFITS

     At the time you buy the Contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable,


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


minimum level of fixed annuity payments, regardless of investment performance during the accumulation phase. HOWEVER, IF APPLYING YOUR ACTUAL CONTRACT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the accumulation phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.

     There are four versions of the GMIB under this Contract:

   o GMIB Plus II

   o GMIB Plus I (formerly, the Predictor Plus)

   o GMIB II (formerly, the Predictor)

   o GMIB I

     GMIB Plus I, GMIB II and GMIB I are not available for sale.

     Additionally, there may be versions of each rider that vary by issue date and state availability. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a Contract, please check your Contract and riders for the specific provisions applicable to you. You may not have this benefit and an LWG, GWB or GMAB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.


FACTS ABOUT GUARANTEED INCOME BENEFIT RIDERS

     INCOME BASE AND GMIB ANNUITY PAYMENTS. Under all versions of the GMIB, we calculate an "Income Base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the Contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR CONTRACT VALUE OR A MINIMUM RETURN FOR ANY SUBACCOUNT. For purposes of calculating the Income Base, the B Plus Class bonus credits are not included. After a minimum 10-year waiting period, and then only within 30 days following a Contract Anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly annuity payments (your actual payment may be higher than this minimum if, as discussed above, the base Contract under its terms would provide a higher payment). Partial annuitizations are not permitted under the GMIB riders. Applicable Withdrawal Charges on the date that you exercise the Rider will be deducted from the Income Base. We also reserve the right to reduce the Income Base for any Premium and Other Taxes that may apply.

     THE GMIB RIDER CHARGE. Rider charges are 1.00% for GMIB Plus II (0.95% in New York), 0.80% for GMIB Plus I and 0.50% of the Income Base for GMIB II and GMIB I at the time the charge is assessed. For the GMIB Plus II or GMIB Plus I, we reserve the right to increase the rider charge upon an Optional Step-Up or Optional Reset, on any Contract Anniversary as permitted, up to a rate that does not exceed the lower of (a) 1.50% of the Income Base (the Maximum Optional Step-Up or Optional Reset Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up or Optional Reset. The increased rider charge will apply after the Contract Anniversary on which the Optional Step-Up or Optional Reset occurs. The versions of the GMIB for which we are currently increasing the rider charge upon an Optional Step-Up or Optional Reset are listed below.

     For Contracts issued prior to February 24, 2009 for which the GMIB Plus II was elected, the rider charge equals 0.80% of the Income Base (0.75% for New
York). For Contracts issued on and after February 24, 2009 for which the GMIB Plus II was elected, the rider charge equals 1.00% of the Income Base (0.95% for New York). For Contracts issued with the version of the GMIB Plus II rider with an Annual Increase Rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base (1.15% for New York).


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


     For Contracts issued prior to February 26, 2007 for which the GMIB Plus I was elected, the rider charge equals 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base.

     If you selected the GMIB Plus I with a Contract issued on and after February 26, 2007, the rider charge is 0.80% of the Income Base as noted above. If your Income Base is increased due to an Optional Reset on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base.

     The charge is assessed at the first Contract Anniversary, and then at each subsequent Contract Anniversary up to and including the anniversary on or immediately preceding the date the Rider is exercised. For versions of the GMIB rider with an Optional Step-Up feature (GMIB Plus II) or Optional Reset feature (GMIB Plus I), the rider charge is assessed on the Income Base prior to any Optional Step-Up or Optional Reset. (See "LIVING BENEFITS--Guaranteed Income Benefits" for information on Optional Step-Ups.) Upon full withdrawal, annuitization change of Owner/Annuitant or assignment of the Contract, the rider charge is deducted from your Contract Value pro rata from each Subaccount, the Fixed Account and the EDCA Guaranteed Account. For Contracts issued from May 1, 2003 and prior to May 1, 2005, the charge for the GMIB I and GMIB II is reduced to 0.45% of the Income Base if you choose either the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit. For Contracts applied for prior to February 15, 2003 the charge for the Guaranteed Minimum Income Benefit is 0.15% lower (0.35% rather than 0.50%).

     The GMIB rider charge will result in the cancellation of Accumulation Units from each applicable Subaccount of the Variable Account and/or a reduction in the Contract Value allocated to the Fixed Account or EDCA Guaranteed Account in the ratio the Contract Value in a Subaccount and/or the Fixed Account or EDCA Guaranteed Account bears to the total Contract Value. The Fixed Account is not available in the state of New York if you have selected a living benefit rider.

     THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For GMIB Plus II in Contracts issued after May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set-back with interest of 1.5% per annum. For GMIB Plus II in Contracts issued from February 24, 2009 through May 1, 2009 in all states except New York and prior to May 1, 2009 in New York State, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set-back with interest of 1.5% per annum. For GMIB Plus II in Contracts issued in all states except New York before February 24, 2009, and for GMIB Plus I, GMIB II and GMIB I, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set-back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on your age, your sex (where permitted by law), and the annuity option you select. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85.

     The annuity rates in the GMIB Annuity Table are conservative and a Withdrawal Charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your Contract Value on your annuity date to then-current annuity purchase rates.

     If you exercise the GMIB rider, your annuity payments will be the greater of:

   o the annuity payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or

   o the annuity payment determined for the same annuity option in accordance with the base Contract. (See "ANNUITY PAYMENTS".)

     If you choose not to receive annuity payments as guaranteed under the rider, you may elect any of the annuity options available under the Contract.

     TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax, and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.

     CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the following versions of the GMIB are restricted (as described in "THE CONTRACTS--Purchase Payments--Restrictions on Subsequent Purchase Payments"): GMIB I, GMIB Plus I, and GMIB Plus II.

     OWNERSHIP. If the Owner is a natural person, the Owner must be the Annuitant. If a non-natural person owns the Contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB annuity payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB annuity

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payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the Owner or oldest Joint Owner or, if the owner is a non-natural person, the Annuitant.

     GMIB, QUALIFIED CONTRACTS AND DECEDENT CONTRACTS. The GMIB may have limited usefulness in connection with a Qualified Contract, such as an IRA (see "FEDERAL INCOME TAX CONSIDERATIONS--Taxation of Qualified Contracts"), in circumstances where, due to the 10-year waiting period after purchase (and, for the GMIB Plus II and GMIB Plus I, after an Optional Reset/Step-Up) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the Contract during the 10-year waiting period will have the effect of reducing the income base either on a proportionate or dollar-for-dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the GMIB. You should consult your tax adviser prior to electing a GMIB rider.

     Additionally, the GMIB is not available for purchase by a Beneficiary under a decedent's Non-Qualified Contract (see "FEDERAL INCOME TAX CONSIDERATIONS--Taxation of Non-Qualified Contracts") or IRA (or where otherwise offered, under any other contract which is being "stretched" by a Beneficiary after the death of the owner or after the death of the annuitant in certain cases). The GMIB benefit may not be exercised until 10 years after purchase, and the benefit provides guaranteed monthly fixed income payments for life (or joint lives, if applicable), with payments guaranteed for a specified number of years. However, the tax rules require distributions prior to the end of the 10-year waiting period, commencing generally in the year after the Owner's death, and also prohibit payments for as long as the Beneficiary's life in certain circumstances.

     (See Appendix D for examples of the GMIB.)


DESCRIPTION OF GMIB PLUS II

     In states where approved, GMIB Plus II rider is available only for Owners up through age 78, and you can only elect GMIB Plus II at the time you purchase the Contract. GMIB PLUS II MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.

     Income Base. The Income Base is the greater of (a) or (b) below.

       (a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Contract Value attributable to each subsequent withdrawal (including any applicable Withdrawal Charge). On each Contract Anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Contract Value on the date of the recalculation.

       The Highest Anniversary Value does not change after the Contract Anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in Contract Value attributable to each subsequent withdrawal (including any applicable Withdrawal Charge).

       (b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. (For these purposes, all purchase payments credited within 120 days of the date we issued the Contract will be treated as if they were received on the date we issue the Contract.) Thereafter, the Annual Increase Amount is equal to (i) less
    (ii), where:

          (i) is purchase payments accumulated at the annual increase rate from the date the purchase payment is made. The annual increase rate is 5% per year through the Contract Anniversary prior to the Owner's 91st birthday and 0% thereafter; and

          (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a Contract Year are determined according to (1) or (2) as defined below:

              (1) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Contract Value attributed to that withdrawal (including any applicable Withdrawal Charge); or

              (2) If total withdrawals in a Contract Year are 5% or less of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the Contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable Withdrawal Charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.

     As described in (1) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable Withdrawal Charge) reduced the Contract Value. This reduction may be significant, particularly when the Contract Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of annuity payments under the GMIB rider. Limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year will result in dollar-for-dollar treatment of the withdrawals, as described in (2) immediately above.

     (See section (1) of Appendix D for examples of the calculation of the withdrawal adjustment.)

     For Contracts issued in New York State, the Annual Increase Amount shall not exceed 270% of total purchase payments or, if greater, 270% of the Annual Increase Amount as of the most recent Optional Step-Up. Each time the Annual Increase Amount is increased by an Optional Step-Up, the limit on the Annual Increase Amount is raised to 270% of the new, higher Annual Increase Amount, if it is greater than 270% of your Purchase Payments.

     In determining GMIB Plus II annuity income, an amount equal to the Withdrawal Charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.

     OPTIONAL STEP-UP. On each Contract Anniversary as permitted, you may elect to reset the Annual Increase Amount to the Contract Value. An Optional Step-Up may be beneficial if your Contract Value has grown at a rate above the 5% accumulation rate on the Annual Increase Amount. As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET GMIB PLUS II RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF (A) MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


     An Optional Step-Up is permitted only if: (1) the Contract Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or oldest Joint Owner or Annuitant if the Contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your Contract has both a GMIB rider and an Enhanced Death Benefit rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described below, on one or both riders.

     You may elect either: 1) a one-time Optional Step-Up at any Contract Anniversary provided the above requirements are met, or 2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any Contract Anniversary while this election is in effect, the Annual Increase Amount will reset to the Contract Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing at our Annuity Administrative Office (or by any other method acceptable to us), at least 30 days prior to the Contract Anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh Contract Anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent Contract

Anniversary unless you make a new election under the terms described above. If you discontinue Automatic Annual Step-Ups, the GMIB Plus II rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.

     We must receive your request to exercise the Optional Step-Up in writing at our Annuity Administrative Office, or by any other method acceptable to us. We must receive your request prior to the Contract Anniversary for an Optional Step-Up to occur on that Contract Anniversary.

     The Optional Step-Up:

       (1) resets the Annual Increase Amount to the Contract Value on the Contract Anniversary following the receipt of an Optional Step-Up election;

       (2) resets GMIB Plus II waiting period to the tenth Contract Anniversary following the date the Optional Step-Up took effect; and

       (3) For Contracts issued in New York State, an Optional Step-Up also resets the maximum Annual Increase Amount to 270% multiplied by the reset Annual Increase Amount (if greater than the maximum Annual Increase Amount prior to the Optional Step-Up).

       (4) may reset GMIB Plus II rider charge to a rate that does not exceed the lower of (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate we would charge for the same rider available for new Contract purchases at the time of the Optional Step-Up.

     In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable Contract Anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Administrative Office no less than seven calendar days prior to the applicable Contract Anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Administrative Office that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement.

     On the date of the Optional Step-Up, the Contract Value on that day will be treated as a single purchase payment received on the date of the Step-Up for purposes of determining the Annual Increase Amount after the reset. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Step-Up.

     INVESTMENT ALLOCATION RESTRICTIONS. If you elect GMIB Plus II, there are certain investment allocation restrictions. (See "THE CONTRACTS--Investment Allocation Restrictions for Certain Riders.") If you elect GMIB Plus II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination subaccounts are selected in accordance with the investment allocation restrictions.

     GUARANTEED PRINCIPAL OPTION. On each Contract Anniversary starting with the tenth Contract Anniversary and through the Contract Anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the oldest Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable Contract Anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that Contract Anniversary.

     By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Contract Value intended to restore your initial investment in the Contract, in lieu of receiving GMIB Plus II payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to (a) minus (b) where:

       (a) is purchase payments credited within 120 days of the date we issued the Contract (reduced proportionately by the percentage reduction in Contract Value attributable to each partial withdrawal (including applicable Withdrawal Charges) prior to the exercise of the Guaranteed Principal Option) and

       (b) the Contract Value on the Contract Anniversary immediately preceding exercise of the Guaranteed Principal Option.

     For purposes of calculating the Guaranteed Principal Adjustment, purchase payment credits are not included.

     The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable subaccount in the ratio the portion of the Contract Value in such subaccount bears to the total Contract Value in all subaccounts. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because purchase payments made after 120 days will increase your Contract Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus II may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the GMIB Plus II for this feature.

     The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB PLUS II RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity Contract, however, will continue, and the GMIB Plus II investment allocation restrictions, described above, will no longer apply.

     The Guaranteed Principal Option is not available in the State of Washington.

     EXERCISING THE GMIB PLUS II RIDER. If you exercise GMIB Plus II, you must elect to receive annuity payments under one of the following fixed annuity options:

       (1) Life annuity with 5 years of annuity payments guaranteed.

       (2) Joint and last survivor annuity with 5 years of annuity payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants (who are not spouses) is greater than 10 years. (See "ANNUITY PAYMENTS.")

     Option (2) is available in New York State only if the youngest Annuitant is age 35 or older. These options are described in the Contract and the GMIB Plus II rider. Partial annuitizations are not permitted. We reserve the right to reduce the Income Base for any Premium and Other Taxes that may apply.

     The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum for GMIB Plus II. As with other payout types, the amount you receive as an income payment also depends on your age, your sex (where permitted by law), and the annuity option you select. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR CONTRACT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.

     If you exercise GMIB Plus II, your annuity payments will be the greater of:

   o the annuity payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or

   o the annuity payment determined for the same annuity option in accordance with the base Contract. (See "ANNUITY PAYMENTS.")

     If the amount of the guaranteed minimum lifetime income that the GMIB Plus II produces is less than the amount of annuity income that would be provided by applying Contract Value on the annuity date to the then-current annuity purchase rates, then you would have paid for a benefit that you did not use.

     If you take a full withdrawal of your Contract Value, your Contract is terminated by us due to its small Contract Value and inactivity (see "THE CONTRACTS--Inactive Contracts"), or your Contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.

     The GMIB purchase payout rates are enhanced under the following circumstances (not applicable to Contracts issued in New York State). If:

   o you take no withdrawals prior to age 62;

   o your Contract Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and

   o the annuity option you select is the single life annuity with 5 years of annuity payments guaranteed;

     then the annual annuity payments under the GMIB Plus II rider will equal or exceed 5.5% of the Income Base (calculated on the date the payments are determined).

     Alternatively, if:

   o you take no withdrawals prior to age 60;

   o your Contract Value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an Income Base remaining; and

   o the annuity option you select is the single life annuity with 5 years of annuity payments guaranteed;

     then the annual annuity payments under the GMIB Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).

     If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the Contract, the spouse may elect to continue the Contract and the GMIB Plus II rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 60 and subsequently died, if that Owner's spouse continued the Contract and the GMIB Plus II rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 60 at the time the Contract was continued. If the spouse elects to continue the contract and the Owner has not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.

     If you choose not to receive annuity payments as guaranteed under GMIB Plus II, you may elect any of the annuity options available under the Contract.


     TERMINATING THE GMIB PLUS II RIDER. Except as otherwise provided in GMIB Plus II rider, the GMIB Plus II will terminate upon the earliest of:

       a) The 30th day following the Contract Anniversary prior to your 91st birthday;

       b) The date you make a complete withdrawal of your Contract Value (if there is an Income Base remaining, you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);

       c) The date you elect to receive annuity payments under the Contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);

       d) Death of the Owner or Joint Owner (unless the spouse (aged 89 or younger) is the beneficiary and elects to continue the Contract), or death of the Annuitant if a non-natural person owns the Contract;

       e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the Contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);

       f) The effective date of the Guaranteed Principal Option; or

       g) The date you assign your Contract (a pro rata portion of the rider charge will be assessed).


     If an Owner or Joint Owner dies and:

   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and



   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);

     we will permit the spouse to exercise the GMIB rider within the 30 days following the Contract Anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.


     Under our current administrative procedures, we will waive the termination of the GMIB Plus II rider if you assign a portion of the Contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Contract Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.

     When GMIB Plus II rider terminates, the corresponding GMIB Plus II rider charge terminates and the GMIB Plus II investment allocation restrictions no longer apply.

     (See Appendix D for examples illustrating the operation of GMIB Plus II.)

     For Contracts issued in all states except New York from February 24, 2009
     -------------------------------------------------------------------------
through May 1, 2009, the following differences apply:
--------------------

       (1) The annual increase rate is 6% through the Contract Anniversary immediately prior to your 91st birthday, and 0% per year thereafter.

       (2) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year, and if these withdrawals are paid to you
    (or the Annuitant if the Contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year.

       (3) Different investment allocation restrictions apply. (See "THE CONTRACTS--Allocation of Purchase Payments--Investment Allocation Restrictions for Certain Riders.")

       (4) The fixed annuity options are the single life annuity with 10 years of annuity payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of annuity payments guaranteed (not available for Qualified Contracts where the difference in ages of the Joint Annuitants is greater than 10 years; this limitation only applies to Joint Annuitants who are not spouses).

       (5) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age setback with interest of 1.5% per annum.


       (6) The GMIB payout rates are enhanced to be at least (a) 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 62; (ii) your Contract Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) if: (i) you take no withdrawals prior to age 60;

   (ii) your Contract Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.

       (7) If your Income Base is increased due to an Optional Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base.

     For Contracts issued in all states except New York before February 24,
     ----------------------------------------------------------------------
2009, differences (1) through (4) as well as (7) above apply, and the following
----
replaces differences (5) and (6):

       (5) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age setback with interest of 2.5% per annum.
    (6) The GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event:
    (i) you take no withdrawals prior to age 60; (ii) your Contract Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.

     For Contracts issued in New York State on or prior to May 1, 2009,
     -----------------------------------------------------------------
differences (1), (2) and (3) apply, the following replaces differences (4), (5) and (6), and there is an additional difference (7) and (8):

       (4) The GMIB annuity rates for ages 85-90 are the same as those for age
    84;

       (5) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age setback with interest of 1.5% per annum.


       (6) The joint and last survivor annuity option is only available if the oldest annuitant's attained age is 55 or older.

       (7) The Annual Increase Amount shall not exceed 190% of total purchase payments or, if greater, 190% of the Annual Increase Amount as of the most recent Optional Step-Up;

       (8) If your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.15% of the Income Base.


DESCRIPTION OF GMIB PLUS I (FORMERLY, THE PREDICTOR PLUS)

     In states where GMIB Plus I has been approved and GMIB Plus II has not been approved, GMIB Plus I is available only for Owners up through age 75, and you can only elect GMIB Plus I at the time you purchase the Contract. We may refer to GMIB Plus I as the Predictor Plus in marketing material or other communications. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a Contract Anniversary, provided that the exercise must occur no later than the 30-day period following the Contract Anniversary on or following the Owner's 85th birthday.

     GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:

       (1) The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the Contract Anniversary on or following the Owner's 85th birthday and 0% thereafter.

       (2) An "Optional Step-Up" under GMIB Plus II rider is referred to as an "Optional Reset" under the GMIB Plus I rider. An Optional Reset is permitted only if: (a) the Contract Value exceeds the Annual Increase Amount immediately before the reset; and (b) the Owner (or oldest Joint Owner or Annuitant if the Contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.

       (3) If your Income Base is increased due to an Optional Reset under the GMIB Plus I rider, we may increase the rider charge to the charge applicable to Contract purchases of the same rider at the time of the increase, but to no more than a maximum of 1.50%.

       (4) The Guaranteed Principal Option may be exercised on each Contract Anniversary starting with the tenth Contract Anniversary and through the contract anniversary prior to the Owner's 86th birthday.

       (5) We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for a Class of the Contract. We are waiving this right with respect to purchasers of the Contract offered by this prospectus who elect or have elected the GMIB Plus I rider and will allow Optional Resets by those purchasers even if this benefit is no longer offered for a Class of Contract.

       (6) The fixed annuity options are the single life annuity with 10 years of annuity payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of annuity payments guaranteed (not available for Qualified Contracts where the difference in ages of the Joint Annuitants is greater than 10 years; this limitation only applies to Joint Annuitants who are not spouses).


       (7) Termination provision g) above does not apply, and

       (8) The following replaces termination provision a), above:


          The 30th day following the Contract Anniversary on or following your 85th birthday.


       (9) The following replaces termination provision d), above:


          Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the beneficiary and elects to continue the Contract), or death of the Annuitant if a non-natural person owns the Contract.


       (10) If an Owner or Joint Owner dies and:

   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above;

          and



   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);

          we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.

       (11) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age setback with interest of 2.5% per annum.


       (12) If approved in your state, the GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60;
    (ii) your Contract Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.

       (13) If you elect GMIB Plus I, you are limited to allocating your purchase payments and Contract Value as described in "THE
    CONTRACTS--Investment Allocation Restrictions for Certain Riders."


     You may elect to participate in the EDCA program, provided that your destination subaccounts are one or more of the above-listed subaccounts.


     For Contracts issued before July 16, 2007, the enhanced GMIB purchase
     -----------------------------------------
payout rates described in item (12) above will not be applied.


     For Contracts issued before February 26, 2007, we offered a version of
     ---------------------------------------------
GMIB Plus I that is no longer available. Under this prior version, when we calculate the Annual Increase Amount: (1) the annual increase rate is 5% per year through the Contract Anniversary on or following the Owner's 85th birthday; and (2) the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year. The rider charge for this prior version of GMIB Plus I is 0.75% of the Income Base (with a maximum charge


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of up to 1.50% upon the exercise of the Optional Reset feature). If the Income
Base is increased due to an Optional Reset on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base. (See Appendix D for examples of the GMIB.)

     For Contracts issued before February 27, 2006, you may elect an Optional
     ---------------------------------------------
Reset under GMIB Plus I as described above, except that: 1) you may elect an Optional Reset on any Contract Anniversary only on or after the third Contract Anniversary, and you may then elect an Optional Reset at any subsequent Contract Anniversary only if it has been at least three years since the last Optional Reset; and 2) you are required to affirmatively elect an Optional Reset in accordance with the procedures described above; the Automatic Annual Step-Up feature is not available. Subject to state approval, we will enhance your Contract to change the frequency of the Optional Resets from every third Contract Anniversary to every Contract Anniversary. You will also be able to elect Automatic Annual Step-Ups, as described above. The rider charge for this prior version of GMIB Plus I is 0.75% of the Income Base. If the Income Base is increased due to an Optional Reset on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base.


DESCRIPTION OF GMIB II (FORMERLY, THE PREDICTOR)

     In states where approved, GMIB II was available only for Owners up through age 75, and you can only elect GMIB II at the time you purchase the Contract. GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a Contract Anniversary, provided that the exercise must occur no later than the 30-day period following the Contract Anniversary on or following the Owner's 85th birthday. We may refer to GMIB II as the Predictor in marketing materials or other communications.

     GMIB II is otherwise identical to GMIB Plus II, with the following exceptions:

       (1) The additional charge for GMIB II is lower (see "ASSET BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Guaranteed Minimum Income Benefit Rider").

       (2) The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:

          a. the annual increase rate is 5% per year through the Contract Anniversary on or following the Owner's 85th birthday and 0% thereafter, and

          b. the amount of total withdrawal adjustments for a Contract Year as calculated in paragraph (b)(ii)(2) of the "Income Base" section of "Description of GMIB Plus II" above will be set equal to the dollar amount of total withdrawals (including any applicable Withdrawal Charge) in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year.

       (3) There is no Guaranteed Principal Option.

       (4) There is no Optional Reset feature.

       (5) The fixed annuity options are the single life annuity with 10 years of annuity payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of annuity payments guaranteed (not available for Qualified Contracts where the difference in ages of the Joint Annuitants is greater than 10 years; this limitation only applies to Joint Annuitants who are not spouses).

       (6) The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set-back with interest of 2.5% per annum and GMIB payout rates are not enhanced.

       (7) The following replaces termination provision a), above:

              The 30th day following the Contract Anniversary on or following your 85th birthday.

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       (8) The following replaces termination provision d), above:

       Death of the owner or joint owner (unless the spouse (age 84 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract.


       If an Owner or Joint Owner dies and:

   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above;

          and



   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);

       we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed


       (9) The following replaces termination provision e), above:

       A change for any reason of the Owner or Joint Owner or the Annuitant if a non-natural person owns the Contract. Currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant.

       (10) Termination provisions f) and g), above, do not apply.

       (11) There are no limitations to how you may allocate your purchase payments and Contract Value among the subaccounts, and you may participate in the Dollar Cost Averaging (DCA) program.

       (12) Subsequent purchase payments are not currently restricted under the GMIB II.

     (See Appendix D for examples illustrating the operation of GMIB II.)


DESCRIPTION OF GMIB I

     The GMIB I Rider is not available for sale.

     In states where approved, you could only elect GMIB I at the time you purchased the Contract and if you were age 75 or less. Once elected, the rider cannot be terminated except as described below. GMIB I may be exercised after a 10-year waiting period, up through age 85, within 30 days following a Contract Anniversary.

     GMIB I is identical to GMIB II, with the following exceptions:

       (1) The GMIB I Income Base is calculated as described above in "Description of GMIB Plus II--Income Base", except that:

          a) Withdrawals may be payable as you direct without affecting the withdrawal adjustments;

          b) The annual increase rate is 6% per year through the Contract Anniversary immediately prior to the Owner's 81st birthday and 0% thereafter; and


          c) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous Contract Anniversary, if later, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.


       (2) The following replaces termination provision d), above:

     Death of the Owner or death of the Annuitant if a non-natural person owns the Contract.

       (3) If you take a full withdrawal of your Contract Value, your Contract is terminated by us due to its small Contract Value and inactivity or your Contract lapses, the GMIB I rider terminates (even if there remains any Income Base) and no payments will be made under the rider. For more information on when we may or may not terminate your Contract, see "THE CONTRACTS--Inactive Contracts".


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       (4) Subsequent purchase payments are restricted as described in "THE
    CONTRACTS--Restrictions on Subsequent Purchase Payments."

     We currently waive the contractual requirement that terminates the GMIB I rider in the event of the death of the Owner in circumstances where the spouse of the Owner elects to continue the Contract. (See "THE CONTRACTS--Options for Death Proceeds.") In such event, the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the Contract offered by this prospectus who have elected GMIB I.


                         GUARANTEED WITHDRAWAL BENEFITS

     We offer optional guaranteed withdrawal benefit riders for an additional charge. There are four different versions of the GWB under this Contract:

   o Lifetime Withdrawal Guarantee II ("LWG II")

   o Lifetime Withdrawal Guarantee I ("LWG I")

   o Enhanced Guaranteed Withdrawal Benefit ("Enhanced GWB")

   o Guaranteed Withdrawal Benefit I ("GWB I")

     LWG I and GWB I are no longer available for sale. There may be versions of each rider that vary by issue date and state availability. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a Contract, please check your Contract and riders for the specific provisions applicable to you.

     Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of purchase payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the purchase payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income, for your life (and, except for Contracts issued in New York, the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the Contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)

     If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the Contract, prior to age 86. Contracts issued in New York State are subject to the following issue age requirements for the Lifetime Withdrawal Guarantee I: (1) the owner or oldest joint owner (or annuitant if the owner is a non-natural person) is at least 60 years old for the Single Life Version and (2) the Joint Life Version must be owned by joint owners who are spouses, each of whom is at least 63 years old (because of the requirement that the Contract be owned by joint owners, in New York the Joint Life Version is only available for Non-Qualified Contracts). You may not have this benefit and another living benefit (GMIB or GMAB) or the Enhanced Death Benefit rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.


FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS

     MANAGING WITHDRAWALS. The GWB guarantee may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee a Contract Value or minimum return for any subaccount. The Benefit Base (as described below) under the GWB I and Enhanced GWB riders, and the Remaining Guaranteed Withdrawal Amount (as described below) under the Lifetime Withdrawal Guarantee rider, cannot be taken as a lump sum. (However, if you cancel the Lifetime Withdrawal Guarantee riders after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Contract Value to the purchase payments credited within the first 120 days of the date that we issue the Contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee II--Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and Withdrawal Charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals


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under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of purchase payments that exceed the free withdrawal amount. (See "ASSET BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER
DEDUCTIONS--Withdrawal Charge.")

     IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS). THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE GWB RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) UNTIL TERMINATION OF THE RIDER.

     GWB AND LWG RIDER CHARGES. If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Contract Value during the accumulation phase on each Contract Anniversary. The rider charge is deducted from your Contract Value pro rata from each Subaccount, the Fixed Account and the EDCA Guaranteed Account. The Fixed Account is not available for Contracts purchased in the state of New York if you have selected a guaranteed withdrawal benefit.

     The charge for the Lifetime Withdrawal Guarantee II rider is equal to 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Description of the Lifetime Withdrawal Guarantee II--Total Guaranteed Withdrawal Amount") on the applicable Contract Anniversary. For Contracts issued prior to February 24, 2009, the charge for the Lifetime Withdrawal Guarantee II rider is equal to 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable Contract Anniversary. The charge for the Lifetime Withdrawal Guarantee I rider is equal to 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable Contract Anniversary. The charge for the Enhanced GWB rider is equal to 0.55% of the Guaranteed Withdrawal Amount (see "Description of the Enhanced Guaranteed Withdrawal Benefit--Guaranteed Withdrawal Amount") on the applicable Contract Anniversary. (For Contracts issued prior to July 16, 2007, the charge for the Enhanced GWB rider is equal to 0.50% of the Guaranteed Withdrawal Amount on the applicable Contract Anniversary. The charge for the GWB I rider is equal to 0.50% of the Guaranteed Withdrawal Amount on the applicable Contract Anniversary. (For contracts issued prior to July 16, 2007, the maximum charge for the Enhanced GWB rider upon an Optional Reset is equal to 0.95% of the Guaranteed Withdrawal Amount.)

     For Contracts with Compounding Income Amounts, the charge is calculated after applying the Compounding Income Amount. If you: make a full withdrawal (surrender) of your Contract Value; you apply all of your Contract Value to an Annuity Option: there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person): the Contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, and the effective date of a change of the primary Beneficiary (only for Contracts issued in New York with the Joint Life version of the Lifetime Withdrawal Guarantee II rider), a pro rata portion of the rider charge will be assessed based on the number of full months from the last Contract Anniversary to the date of the change.

     We reserve the right to increase the Lifetime Withdrawal Guarantee or Guaranteed Withdrawal Benefit rider charge upon an Automatic Annual Step-Up or Optional Reset. The increased rider charge will apply after the Contract Anniversary on which the Automatic Annual Step-Up or Optional Reset occurs.

     If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II rider, we may reset the rider charge applicable beginning after the Contract Anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up. For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the Maximum Optional Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version. For contracts issued with the Lifetime Withdrawal Guarantee II rider prior to February 24, 2009, the Maximum Optional Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. The versions of the Lifetime Withdrawal Guarantee for which we are currently increasing the rider charge upon an Automatic Annual Step-Up are listed below.


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


     For contracts issued with the Lifetime Withdrawal Guarantee II prior to February 24, 2009, if your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the of the Total Guaranteed Withdrawal Amount.

     For contracts issued with the Lifetime Withdrawal Guarantee I, if your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the of the Total Guaranteed Withdrawal Amount.

     If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or after July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.

     If an Optional Reset occurs under a contract issued with the Enhanced GWB rider prior to July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.

     If an Optional Reset occurs under a contract with the GWB I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.

     If one of the Lifetime Withdrawal Guarantee riders is in effect, the rider charge will continue if your Remaining Guaranteed Withdrawal Amount (see "Description of the Lifetime Withdrawal Guarantee II--Remaining Guaranteed Withdrawal Amount") equals zero. If the Enhanced GWB or GWB I rider is in effect, the rider charge will not continue if your Benefit Base (see "Description of the Enhanced Guaranteed Withdrawal Benefit--Benefit Base") equals zero.

     WITHDRAWAL CHARGE. We will apply a Withdrawal Charge to withdrawals from purchase payments of up to 9% of purchase payments taken in the first nine years following receipt of the applicable purchase payment. (See "ASSET BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Withdrawal Charge" and "THE CONTRACTS--Systematic Withdrawals.")

     TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.

     TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB AND LWG RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE (REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE (OR REMAINING GUARANTEED WITHDRAWAL AMOUNT) IS GREATER THAN THE CONTRACT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISOR PRIOR TO PURCHASE.

     CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the following Guaranteed Withdrawal Benefits are restricted (as described in "THE CONTRACTS--Purchase Payments--Restrictions on Subsequent Purchase Payments): GWBI, Enhanced GWB, LWG I, and LWG II.

     GWB, LIFETIME WITHDRAWAL GUARANTEE AND DECEDENT CONTRACTS. The Lifetime Withdrawal Guarantee is not available for purchase by a beneficiary under a decedent's Non-Qualified Contract (see "FEDERAL INCOME TAX CONSIDERATIONS--Taxation of Non-Qualified Contracts") or IRA (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the


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end of the calendar year following the year of the owner's death. However, these required distributions can in certain circumstances exceed the Annual Benefit Payment, and any such excess will have the effect of reducing the lifetime payments under the Lifetime Withdrawal Guarantee.

     Note that the Enhanced GWB and GWB I riders are not available for purchase by a beneficiary under a decedent's Non-Qualified Contract.

     (See Appendix E for examples of the GWB riders.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II

     TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal

Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the Total Guaranteed

Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial purchase payment. We increase the Total Guaranteed Withdrawal

Amount (up to a maximum of $10,000,000) by each additional purchase payment.

For purposes of calculating the Total Guaranteed Withdrawal Amount, the B Plus

Class bonus credits are not included. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceeds the Annual Benefit Payment, then we will reduce the Total Guaranteed

Withdrawal Amount in the same proportion that the entire withdrawal (including
                                                  ------
any Withdrawal Charge) reduces the Contract Value. We refer to this type of withdrawal as an Excess Withdrawal. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE CONTRACT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.

     REMAINING GUARANTEED WITHDRAWAL AMOUNT. The Remaining Guaranteed Withdrawal Amount is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional purchase payments and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the Non-Excess Withdrawal (including any applicable Withdrawal Charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable Withdrawal Charges) reduces the Contract Value. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE CONTRACT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or oldest Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see "Additional Information" below).

     7.25% COMPOUNDING INCOME AMOUNT. For Contracts issued in all states except New York, on each Contract Anniversary until the earlier of: (a) the date of the second withdrawal from the Contract or (b) the tenth Contract Anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up (discussed below), if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.

       6% Compounding Income Amount (New York State only). For Contracts issued in New York State, if you elect the Single Life Version of LWG II, on each Contract Anniversary beginning with the Contract Anniversary following the date you reach age 63, until the earlier of: (a) five years or (b) the date of the first withdrawal from the Contract, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal
    Amount by an amount equal to 6% multiplied by the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount before such


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   increase (up to a maximum of $10,000,000). We take the Total Guaranteed
   Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. If the first withdrawal is taken before the Contract Anniversary following the date you reach age 63, the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will never be increased by the 6% Compounding Income Amount.

       If you elect the Joint Life Version of LWG II, on each Contract Anniversary beginning with the Contract Anniversary following the date the younger spouse reaches age 66, until the earlier of: (a) five years or (b) the date of the first withdrawal from the Contract, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 6% multiplied by the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We may increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-up (discussed below), if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount. If the first withdrawal is taken before the Contract Anniversary following the date the youngest spouse reaches age 66 , the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will never be increased by the 6% Compounding Income Amount.

     AUTOMATIC ANNUAL STEP-UP. On each Contract Anniversary prior to the Owner's 91st birthday (or, for Contracts issued in New York State with the Joint Life version, the younger spouse's 91st birthday), an Automatic Annual Step-Up will occur, provided that the Contract Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the Step-Up (and provided that you have not chosen to decline the Step-Up as described below).

     The Automatic Annual Step-Up:

   o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Contract Value on the date of the Step-Up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;

   o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the Step-Up (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or oldest joint Owner, or Annuitant if the Owner is a nonnatural person) attains or will attain age 76 or older) or, for Contracts issued in New York State, if the Joint Life version was elected, reset the Annual Benefit Payment equal to 4.5% of the Total Guaranteed Withdrawal Amount after the step-up (or 5% if you make your first withdrawal on or after the Contract Anniversary following the date the younger spouse is at least age 63); and

   o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we would charge for the same rider available for new Contract purchases at the time of the Automatic Annual Step-Up.

     For contracts issued before February 24, 2009, the maximum charge upon an Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).

     In the event that the charge applicable to Contract purchases at the time of the Step-Up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable Contract Anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing at our Annuity Administrative office no less than seven calendar days prior to the applicable Contract Anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing at our Annuity Administrative office that you wish to reinstate the Step-Ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make purchase payments that would cause your Contract Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.

     For contracts issued before February 24, 2009. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider


                                      A-79

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charge for the Single Life version to 0.95% of the of the Total Guaranteed
Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount.

     ANNUAL BENEFIT PAYMENT. For Contracts issued in all states except New York, the initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or oldest joint Owner, or Annuitant if the Owner is a nonnatural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or oldest joint Owner, or Annuitant if the Owner is a nonnatural person) attains or will attain age 76 or older).

       Annual Benefit Payment (New York State only). For Contracts issued in New York State, if you elect the Single Life Version of LWG II, the Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate (6% if you make the first withdrawal on or after the Contract Anniversary following the date you reach age 76). If you elect the Joint Life Version of LWG II, the initial Annual Benefit Payment is equal to the Total Guaranteed Withdrawal Amount multiplied by the 4.5% withdrawal rate (5% withdrawal rate if you make the first withdrawal on or after the Contract Anniversary following the date you and your spouse are at least age 63). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 6% Compounding Income Amount, the Automatic Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset to equal the new Total Guaranteed Withdrawal Amount multiplied by the 4.5% withdrawal rate (5% withdrawal rate if you make your first withdrawal on or after the Contract Anniversary following the date the younger spouse reaches age
    63).


IT IS IMPORTANT TO NOTE:

   o If you take your first withdrawal before the date you reach age 59 1/2 (or, for Contracts issued in New York State with the Joint Life version, if you take your first withdrawal before the date when you and your spouse are at least age 59 1/2), we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Contract Value declines to zero. This means if your Contract Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Contract Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your purchase payments even if your Contract Value declines to zero due to market performance so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.

   o If you take your first withdrawal on or after the date you reach age
     59 1/2 (or, for Contracts issued in New York State with the Joint Life version, if you take your first withdrawal before the date when you and your spouse are at least age 59 1/2), we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the Contract and is at least age 59 1/2 at continuation, and, for Contracts issued in New York State, if you take your first withdrawal when you and your spouse are at least age 59 1/2), even if your Remaining Guaranteed Withdrawal Amount and/or Contract Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Contract Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Contract Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the Contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.

   o If you take your first withdrawal during a Contract Year in which the Owner (or oldest joint Owner, or Annuitant if the Owner is a nonnatural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount. For Contracts issued in New York


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     State, if you elect the Joint Life Version, if you take your first withdrawal on or after the Contract Anniversary following the date you and your spouse are at least age 63, your Annual Benefit Payment will be set equal to 5% withdrawal rate multiplied by the Total Guaranteed Withdrawal Amount.

   o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, WE NO LONGER INCREASE YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT BY THE 7.25% COMPOUNDING INCOME AMOUNT (6% COMPOUNDING INCOME AMOUNT FOR CONTRACTS ISSUED IN NEW YORK STATE) ONCE YOU MAKE YOUR SECOND WITHDRAWAL (FIRST WITHDRAWAL FOR CONTRACTS ISSUED IN NEW YORK). HOWEVER, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.

   o You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your registered representative when deciding how to receive income under this Contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See "Lifetime Withdrawal Guarantee II and Annuitization" below)

     MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include Withdrawal Charges for the purpose of calculating whether you have made an Excess Withdrawal. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL DURING A CONTRACT YEAR IN WHICH THE OWNER (OR OLDEST JOINT OWNER, OR ANNUITANT IF THE OWNER IS A NONNATURAL PERSON) ATTAINS OR WILL ATTAIN AGE 76 OR OLDER).

     IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE CONTRACT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Contract Value to decline to zero. An Excess Withdrawal that reduces the Contract Value to zero will terminate the Contract.

     You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or oldest joint Owner, or Annuitant if the Owner is a nonnatural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.

     REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other Contracts subject to
Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amounts are greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Administrative Office.


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     INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "THE CONTRACTS--Investment Allocation Restrictions For Certain Riders". If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging
(EDCA) program, provided that your destination investment portfolios are selected in accordance with the investment allocation restrictions.


     JOINT LIFE VERSION. A Joint Life version of the LWG II rider is available for a charge of 1.50% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the Contract, and the Owner (or oldest Joint Owner) must be age 85 or younger. Under the Joint Life version, when the Owner of the Contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary beneficiary and elects to continue the Contract under the spousal continuation provisions. (See "THE CONTRACTS--Options for Death Proceeds.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the Contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the Contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the Contract Owner died (or before the first Joint Owner died), the Withdrawal Rate upon continuation of the Contract and LWG II rider by the spouse will be based on the age of the Contract Owner, or oldest Joint Owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above). In situations in which a trust is both the Owner and Beneficiary of the Contract, the Joint Life version of the LWG II would not apply.


     For contracts issued prior to February 24, 2009, the current charge for the Joint Life version is 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See "Automatic Annual Step-Up" above.)

     For Contracts issued in New York State, in order for you and your spouse to receive lifetime income, you and your spouse must be at least age 59 1/2 at the time of the first withdrawal. Please note that a change of the primary Beneficiary will terminate the LWG II rider in New York State. The age at which the 6% Compounding Income Amount may begin to be applied to the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount is different for the Single Life and Joint Life versions for Contracts issued in New York State (see "6% Compounding Income Amount" above.) In addition, the withdrawal rate for the Joint Life Version may differ from the withdrawal rate for the Single Life Version for Contracts issued in New York State (see "Annual Benefit Payment" above).

     CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the Contract Anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable Contract Anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing at our Annuity Administrative Office). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Investment Allocation Restrictions For Certain Riders" will no longer apply. The variable annuity Contract, however, will continue.

     If you cancel the LWG II rider on the fifteenth Contract Anniversary or any Contract Anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Contract Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the Contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a)-(b) where:

       (a) is purchase payments credited within 120 days of the date that we issued the Contract, reduced proportionately by the percentage reduction in Contract Value attributable to any partial withdrawals taken (including any applicable Withdrawal Charges) and

       (b) is the Contract Value on the date of cancellation.

     The Guaranteed Principal Adjustment will be added to each applicable subaccount in the ratio the portion of the Contract Value in such subaccount bears to the total Contract Value in all subaccounts. The Guaranteed Principal Adjustment will never be less than zero.


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     Only purchase payments made during the first 120 days that you hold the
Contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase payments made after 120 days are added to your Contract Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.

     The Guaranteed Principal Adjustment is not available in the State of Washington.

     TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:

       (1) the date of a full withdrawal of the Contract Value (a pro rata portion of the rider charge will be assessed; you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met);

       (2) the date all of the Contract Value is applied to an annuity option (a pro rata portion of the rider charge will be assessed);

       (3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Contract Value and your Contract is thereby terminated (whatever Contract Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the Contract);

       (4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the Contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the Contract under the spousal continuation provisions of the Contract;

       (5) change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);

       (6) the effective date of the cancellation of the rider;

       (7) termination of the Contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed);

       (8) the date you assign your Contract, (a pro rata portion of the rider charge will be assessed); or.

       (9) only for Contracts issued in New York State with the Joint Life version, the effective date of a change of the primary Beneficiary (a pro-rata portion of the rider charge will be assessed), subject to our administrative procedures.

     Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the Contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Contract Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.

     Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.

     LIFETIME WITHDRAWAL GUARANTEE II AND ANNUITIZATION. Since the Maturity Date at the time you purchase the Contract is the later of age 95 of the Annuitant or 10 years from Contract issue, you must make an election if you would like to extend your Maturity Date to the latest date permitted (subject to restrictions that may apply in your state and our current established administrative procedures). If you elect to extend your Maturity Date to the latest date permitted, and that date is reached, your Contract must be annuitized (See "Annuity Options"), or you must make a complete withdrawal of your Contract Value. Annuitization may provide higher income amounts than the payments under the LWG II, depending on the applicable annuity rates and your Contract Value on the Maturity Date.


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     If you annuitize at the latest date permitted, you must elect one of the following options:

       (1) Annuitize the Contract Value under the Contract's annuity provisions.

       (2) If you took withdrawals before age 59 1/2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.

       (3) If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary's death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.

     If you do not select an Annuity Option or elect to receive payments under the LWG II rider, we will annuitize your Contract under the Variable Life Income with 10-year Period Certain Option. However, if we do, we will adjust your annuity payment or the Annuity Option, if necessary, so your aggregate annuity payments will not be less than what you would have received under the LWG II rider.

     ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your Contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total purchase payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your Contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the Contract. All other provisions of your Contract's death benefit will apply.

     Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The surviving spouse's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the Contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.

     We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your Contract Value; (2) your Contract Value is insufficient to pay the LWG II rider charge; or (3) the Contract Owner dies, except where the beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the Contract, you may not make additional purchase payments under the Contract.


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DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I

     In states where the Lifetime Withdrawal Guarantee II is not yet approved, we offer (in states where approved) the Lifetime Withdrawal Guarantee I rider. The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.

     TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount under the Lifetime Withdrawal Guarantee I is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Contract Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Contract Value.

     REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount under the Lifetime Withdrawal Guarantee I is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Contract Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Contract Value.

     COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee

I rider, on each Contract Anniversary until the earlier of: (a) the date of the first withdrawal from the Contract or (b) the tenth Contract Anniversary, we
-----
increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed

Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed

Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $5,000,000). We take the Total Guaranteed

Withdrawal Amount and Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. On the other hand, if you elect the LWG II rider, on each Contract Anniversary until the earlier of: (a) the date of the second withdrawal from the Contract or (b)
                                    ------
the tenth Contract Anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.

     ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).

     AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current Contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the of the Total Guaranteed Withdrawal Amount. Automatic Annual Step-Ups may occur on each Contract Anniversary prior to the Owner's 86th birthday.

     RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. (See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS--Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit--Rider Charge").

     INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I or Lifetime Withdrawal Guarantee II rider, you are limited to allocating your purchase payments and Contract Value as described in "THE CONTRACTS--Investment Allocation Restrictions for Certain Riders."

DESCRIPTION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT

     BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial purchase payment plus the GWB Bonus Amount. At any subsequent point in time, the Benefit Base is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each purchase payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Contract Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.

     The Benefit Base is equal to:

   o Your initial purchase payment, increased by the 5% GWB Bonus Amount;

   o Increased by each subsequent purchase payment, and by the 5% GWB Bonus Amount;

   o Reduced dollar for dollar by Benefits Paid, which are withdrawals (including any applicable Withdrawal Charge) and amounts applied to an annuity option (currently, you may not apply amounts less than your entire Contract Value to an annuity option); and

   o If a Benefit Paid from your Contract is not payable to the Contract Owner or the Contract Owner's bank account (or to the Annuitant or the Annuitant`s bank account, if the Owner is a non-natural person), or results in cumulative Benefits Paid for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Contract Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Contract Value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.

     (See Appendix E for examples of how withdrawals affect the Benefit Base.)

     ANNUAL BENEFIT PAYMENT. The Annual Benefit Payment is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate (7%). The Annual Benefit Payment is reset after each subsequent purchase payment to the greater of: (1) the Annual Benefit Payment before the subsequent purchase payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent purchase payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.

     MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this benefit, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. If you do take an Excess Withdrawal, or if a withdrawal is not payable to the Contract Owner or the Contract Owner's bank account (or to the Annuitant or the Annuitant's bank account, if the Contract Owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your Contract Value after the reduction for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB withdrawal rate. Because the GWB charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal results in an increase in the cost of the benefit relative to the benefits you will receive.

     (See Appendix E for examples of how withdrawals and subsequent purchase payments affect the Annual Benefit Payment.)

     You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.

     REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other Contracts subject to

Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit

Payment. If you enroll in the Automated Required Minimum Distribution program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amounts are greater than your Annual

Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as excess withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. The frequency of your withdrawals must be annual. The Automated Required Minimum Distribution program is based on information relating to this Contract only. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Administrative Office.

     GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the Guaranteed Withdrawal Amount, which is initially set at an amount equal to your initial purchase payment plus the GWB Bonus Amount. For purposes of calculating the Guaranteed Withdrawal Amount, B Plus Class bonus credits are not included. The Guaranteed Withdrawal Amount may increase with subsequent purchase payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Enhanced GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.

     Optional Reset. At any Contract Anniversary prior to the 86th birthday of the Owner (or the oldest Joint Owner, or the Annuitant if the Contract is owned by a non-natural person), you may elect an Optional Reset. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. The Optional Reset will reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount, provided that your Contract Value is larger than the Benefit Base immediately before the reset. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit. An Optional Reset will:

   o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the Contract Value on the date of the reset;

   o Reset your Annual Benefit Payment equal to the Contract Value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and

   o Reset the Enhanced GWB rider charge equal to then current level we charge for the same rider at the time of the reset, up to the maximum charge of 1.00%.

     You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your Contract Value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the Owner (or oldest Joint Owner, or the Annuitant if the Contract is owned by a non-natural person).

     We must receive your request for a one time Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing at our Annuity Administrative Office) before the applicable Contract Anniversary. The Optional Reset will take effect on the next Contract Anniversary following our receipt of your written request.

     If you elect Automatic Annual Resets, a reset will occur automatically on any Contract Anniversary if: (1) your Contract Value is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the Contract Anniversary is prior to the 86th birthday of the Owner (or oldest Joint Owner or Annuitant if the Contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.

     In the event that the charge applicable to Contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable Contract Anniversary and inform you that you may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), prior to the Contract Anniversary on which a reset may otherwise occur. If you discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent Contract Anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and you may choose to elect a one- time Optional Reset or reinstate Automatic Annual Resets.)

     It is possible to elect a one-time Optional Reset when the Contract Value is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the Contract Value is smaller than the Guaranteed Withdrawal Amount.) If you elect a one-time Optional Reset when the Contract Value before the reset was less than the Guaranteed Withdrawal Amount, you would lock in a higher Benefit Base, which would increase the total amount you are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which you could make those withdrawals. However, you would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a onetime Optional Reset when your Contract Value is smaller than the Guaranteed Withdrawal Amount only if you are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, you should only elect a one-time Optional Reset when your Contract Value is larger than the Guaranteed Withdrawal Amount.

     Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge you are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).

     For Contracts issued prior to July 16, 2007, you may elect an Optional
     --------------------------------------------
Reset beginning with the third Contract Anniversary (as long as it is prior to the Owner's 86th birthday) and at any subsequent Contract Anniversary prior to the Owner's 86th birthday as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available

     CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing at our Annuity Administrative Office) during the 90-day period following your fifth Contract Anniversary. Such cancellation will take effect upon our receipt of your request. If cancelled, the Enhanced GWB rider will terminate and we will no longer deduct the Enhanced GWB rider charge. The Contract, however, will continue. If you cancel the Enhanced GWB rider, you may not re-elect it.

     TERMINATION OF THE ENHANCED GWB RIDER. The Enhanced GWB rider will terminate upon the earliest of:

       (1) the date you make a full withdrawal of your Contract Value;

       (2) the date you apply all of your Contract Value to an annuity option;

       (3) the date there are insufficient funds to deduct the Enhanced GWB rider charge from your Contract Value (whatever Contract Value is available will be applied to pay the annual Enhanced GWB rider charge);

       (4) the date we receive due proof of the Owner's death and a beneficiary claim form, except where the beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the Contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the Contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a beneficiary claim form (from certain beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB rider charge until we receive this information;

       (5) a change of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the Contract);

       (6) The effective date of cancellation of the rider; or

       (7) the termination of your Contract.

     ENHANCED GWB AND ANNUITIZATION. Since the Maturity Date at the time you purchase the Contract is the later of age 95 of the Annuitant or 10 years from Contract issue, you must make an election if you would like to extend your Maturity Date to the latest date permitted (subject to restrictions that may apply in your state and our current established administrative procedures). If you elect to extend your Maturity Date to the latest date permitted, and that date is reached, your Contract must be annuitized (See "Annuity Options"), or you must make a complete withdrawal of your Contract Value.

     If you annuitize at the latest date permitted, you must elect one of the following options:

       (1) Annuitize the Contract Value under the Contract's annuity provisions.

       (2) Elect to receive the Annual Benefit Payment under the Enhanced GWB rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.

     If you do not select an Annuity Option or elect to receive payments under the Enhanced GWB rider, we will annuitize your contract under the Variable Life Income with 10-year Period Certain Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the Enhanced GWB rider.

     ADDITIONAL INFORMATION. If you take a full withdrawal of your Contract Value and the withdrawal does not exceed the Annual Benefit Payment, or your Contract Value is reduced to zero because you do not have a sufficient Contract Value to pay the Enhanced GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the Owner or Joint Owner (or to the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while these payments are being made, your beneficiary will receive these payments. No other death benefit will be paid.

     If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the Enhanced GWB rider is in effect, your beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other Contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.

     If the beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the Contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant , if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.

     We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other Contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your Contract Value; (2) your Contract Value is insufficient to pay the Enhanced GWB rider charge; or (3) the Contract Owner or Joint Owner (or the Annuitant , if the Owner is a non-natural person) dies, except where the beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the Contract and the spouse is less than 85 years old, you may not make additional purchase payments under the Contract.


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DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I

     The GWB I rider is no longer available for sale. The GWB I rider is the same as the Enhanced GWB rider described above, with the following differences:


       (1) there is no favorable treatment of required minimum distributions;

       (2) the GWB I rider charge continues even if your Benefit Base equals zero;

       (3) you may only elect the Optional Reset once every five Contract Years instead of every Contract Year;

       (4) the GWB I rider charge is 0.50% and the maximum GWB I rider charge upon an Optional Reset is 0.95%;

       (5) you do not have the ability to cancel the rider following your fifth Contract Anniversary; and

       (6) we include withdrawal charges for the purposes of determining whether your annual withdrawals exceeded your Annual Benefit Payment.

     By endorsement, the GWB I rider has been enhanced so that items (1) and
(2) above no longer apply and the interval between Optional Resets in item (3) has been decreased to every three Contract Years. You may now elect an Optional Reset under the GWB I starting with the third Contract Anniversary (as long as it is prior to the Owner's 86th birthday), and you may elect an Optional Reset at any subsequent Contract Anniversary prior to the Owner's 86th birthday, as long as it has been at least three years since the last Optional Reset.


                    GUARANTEED MINIMUM ACCUMULATION BENEFIT

     The Guaranteed Minimum Accumulation Benefit (GMAB) rider is no longer available for sale. The GMAB guarantees that your Contract Value will not be
                                                                      ---
less than a minimum amount at the end of a specified number of years (the "Rider Maturity Date"). If your Contract Value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your Contract Value so that it is equal to the guaranteed amount. This benefit is intended to protect you against poor investment performance during the accumulation phase of your Contract.


     If you elected the GMAB rider, we require you to allocate your purchase payments and all of your Contract Value to one of three Asset Allocation
                                           ---
subaccounts available in your Contract (the MetLife Asset Allocation 80 Subaccount and the MetLife Asset Allocation 100 Subaccount are not available for this purpose). You may also allocate purchase payments to the Enhanced Dollar Cost Averaging program, provided that your destination subaccount is the available Asset Allocation subaccount you have chosen. No transfers are permitted while this rider is in effect.

     The Asset Allocation subaccount you choose determines the percentage of purchase payments that equal the guaranteed amount. The Asset Allocation subaccounts available if you chose the GMAB rider, the percentage of purchase payments that determines the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:




                                                   GUARANTEED AMOUNT
ASSET ALLOCATION                                    (% OF PURCHASE      YEARS TO RIDER
SUBACCOUNT                                             PAYMENTS)        MATURITY DATE
-----------------------------------------------   ------------------   ---------------
   MetLife Asset Allocation 20 Subaccount......          130%             10 years
   MetLife Asset Allocation 40 Subaccount......          120%             10 years
   MetLife Asset Allocation 60 Subaccount......          110%             10 years



     For more information on the Asset Allocation subaccounts, please see "Investments of the Variable Account" in your contract prospectus as well as the prospectus for the Asset Allocation portfolios the subaccounts invest in.


     You may elect the GMAB rider when you purchase the Contract, up through age 80. However, you may not elect the GMAB rider if you have also elected the Enhanced Death Benefit rider, a GWB rider or a GMIB rider.

     BENEFIT DESCRIPTION. The GMAB rider guarantees that at the Rider Maturity Date, your Contract Value will at least be equal to a percentage of the purchase payments you made during the first 120 days that you held the Contract (the "GMAB Eligibility Period"), less reductions for any withdrawals (and related Withdrawal Charges) that you made at any time before the Rider Maturity Date. The percentage of purchase payments made that determines the guaranteed amount range from 110% to 130%, depending on the Asset Allocation subaccount you selected. This guaranteed amount is the "Guaranteed


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


Accumulation Amount." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your Contract that is shown on your contract schedule page (currently $5,000,000). Purchase payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of Contract Value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then purchase payments you make after the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only purchase payments made during the first 120 days that you hold the Contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making purchase payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase payments made after 120 days are added to your Contract Value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.

     On your Contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial purchase payment. Subsequent purchase payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the purchase payment (subject to the limit described above) depending on which Asset Allocation subaccount you have selected. When you make a withdrawal from the Contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related Withdrawal Charge) bears to the total Contract Value.


EXAMPLE:

       Assume your Contract Value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the Contract. The withdrawal amount is 10% of the Contract Value. Therefore, after the withdrawal, your Contract Value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).

       The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the Contract prior to the Rider Maturity Date.

       Purchase payment bonus amounts under the B Plus Class are not considered to be purchase payments under the GMAB rider and are not part of the Guaranteed Accumulation Amount.

       At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your Contract's Contract Value to its Guaranteed Accumulation Amount. If the Contract Value is less than the Guaranteed Accumulation Amount, we will contribute to your Contract Value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the Asset Allocation subaccount you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA Guaranteed Account).

       If your Contract Value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Contract Value. The GMAB rider terminates at the Rider Maturity Date. We will not assess the GMAB Rider Charge after that date, and the related investment requirements and restrictions will no longer apply.

       If your Contract Value is reduced to zero for any reason other than a full withdrawal of the Contract Value or application of the entire Contract Value to an annuity option, but your Contract has a positive Guaranteed Accumulation Amount remaining, the Contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient Contract Value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the Contract.

       Purchase payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if purchase payments made during the 120 day GMAB Eligibility Period lose significant value, if the Contract Value, which includes all purchase payments, is equal to or greater than the Guaranteed Accumulation Amount, which is a percentage of your purchase payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you, if you intend to make additional purchase payments after the GMAB Eligibility Period.

EXAMPLE:


       Assume that you make one $10,000 purchase payment during the 120 day GMAB Eligibility Period and you select the MetLife Asset Allocation 60 Subaccount. Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 purchase payment). Assume that at the Rider Maturity Date, your Contract Value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).

       In contrast, assume that you make one $10,000 purchase payment during the 120 day GMAB Eligibility Period and you select the MetLife Asset Allocation 60 Subaccount. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your Contract Value is $0. Assume that you decide to make one purchase payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your purchase payment and the Rider Maturity Date. Consequently, your Contract Value is $11,000. We would not pay a Guaranteed Accumulation Payment because the Contract Value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).


     CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the Guaranteed Minimum Accumulation Benefit are restricted as described in "THE CONTRACTS--Restrictions on Subsequent Purchase Payments."

     RIDER TERMINATION. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the Contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your Contract Value to an annuity option; and (5) the date of death of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person) unless the Beneficiary is the spouse of the Owner and elects to continue the Contract under the spousal continuation provisions of the Contract.

     Once the rider is terminated, the GMAB Rider Charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.

     CANCELLATION. You have a one-time right to cancel this optional benefit, to take effect on your fifth Contract Anniversary. We must receive your request in writing at our Annuity Administrative Office within the 90-day period after your fifth Contract Anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.


GMAB RIDER CHARGE

     The GMAB Rider charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount at the end of the prior Contract Year. The GMAB Rider Charge is deducted on each Contract Anniversary from your Contract Value pro rata from your Contract's Asset Allocation subaccount and the EDCA Guaranteed Account in the ratio each account bears to your total Contract Value. We take amounts from the Subaccount that is part of the Separate Account by cancelling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your Contract Value or you apply your Contract Value to an annuity option, we will assess a pro rata portion of the GMAB Rider Charge based on the number of whole months since the last Contract Anniversary.


     GMAB AND DECEDENT CONTRACTS. Note that the GMAB is not available for purchase by a Beneficiary under a decedent's Non-Qualified Contract (see "FEDERAL INCOME TAX CONSIDERATIONS") or IRA Contract (or where otherwise offered, under any other Contract which is being "stretched" by a Beneficiary after the death of the Contract Owner or after the death of the Annuitant in certain cases) because, under tax rules, such Contracts generally require distributions to commence by the end of the calendar year following the year of the Contract Owner's death and such distributions will have the effect of reducing the usefulness of the GMAB.

                 RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS

     The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:

       1. Plans qualified under Section 401(a) of the Code ("Qualified Plans"); and

       2. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans and salary reduction simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under Section 408(p) of the Code ("SIMPLE IRAs") and Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). SARSEPs are only allowed if the Plan was established prior to January 1, 1997.

     An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax-favored treatment, as to the rules underlying such plans and as to the state and federal tax aspects of such plans. In particular, the Contract is not intended for use with annuity purchase plans adopted by public schools and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") that are subject to ERISA. The Company will not provide all the administrative support appropriate for such plans. Accordingly, the Contract should not be purchased for use with such plans. The Contract previously was available for use in TSA Plans funded solely by transfers from existing 403(b) plans (so-called "90-24 transfers") and which are not otherwise subject to ERISA. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "FEDERAL INCOME TAX CONSIDERATIONS.") The Company may make the Contract available for use with
Section 401(k) plans.

     A summary of the federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under "FEDERAL INCOME TAX CONSIDERATIONS--Taxation of Qualified Contracts." It should be understood that should a tax-favored retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.

     In the case of certain TSA Plans, IRAs and Roth IRAs, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.

     Because the underlying tax-favored retirement plan itself provides tax
     ----------------------------------------------------------------------
deferral, whether or not a variable annuity is purchased, you should consider
-----------------------------------------------------------------------------
whether the features and benefits unique to variable annuities are appropriate
------------------------------------------------------------------------------
for your needs when purchasing a Qualified Contract.
----------------------------------------------------


                       FEDERAL INCOME TAX CONSIDERATIONS

     The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.

     When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

     Under current federal income tax law, the taxable portion of distributions under qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

     Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying separate account assets.


TAXATION OF NON-QUALIFIED CONTRACTS

     Non-Natural Person. If a non-natural person (e.g., a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

     Naming a non-natural person, such as a trust or estate, as a designated beneficiary may eliminate the ability to stretch the payment over an individual's life or life expectancy, and may also eliminate the ability to continue these benefits beyond the otherwise allowed payout period under the Code.

     The following discussion generally applies to Contracts owned by natural persons.

     Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

     It is conceivable that charges for certain optional benefits under a variable annuity contract, such as any enhanced death benefit in excess of the Standard Death Benefit, may be considered as deemed distributions subject to immediate taxation. The Issuer currently intends to treat these charges as an intrinsic part of the annuity contract and does not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

     The tax treatment of withdrawals under such a benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining guaranteed minimum withdrawal benefit base at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Issuer intends to tax report such withdrawals using the gross Contract Value rather than the remaining Benefit Base to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GMWB exceeds the gross Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under this benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser prior to selecting any optional benefit under the Contract.

     Penalty Tax on Certain Withdrawals. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty (in addition to ordinary income tax) equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

   o made on or after the taxpayer reaches age 59 1/2;

   o made on or after the death of an Owner;

   o attributable to the taxpayer's becoming disabled;

   o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his or her designated beneficiary; or

   o under certain single premium immediate annuities providing for substantially equal payments made at least annually and where the annuity date is no later than one year from the date of purchase.

     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

     Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. Once the investment in the Contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.

     In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.

     The federal income tax treatment of an annuity payment option that contains a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain. Specifically, it is possible that (a) all payments made under the annuity payment option will be taxed as withdrawals, on an income-first basis, rather than as annuity payments, a portion of which would be excludable from income as a return of investment in the contract, or (b) the ability to fully recover the investment in the contract over the annuity payment period may be limited due to the reduction or elimination of future annuity payments that would have each had an excludable amount.

     Additionally, it is uncertain whether the exercise of a commutation feature under a joint and survivor variable life annuity payment option constitutes an exchange into a deferred annuity, thus requiring payout of any remaining interest in the deferred annuity within five years of an owner's death (or the primary annuitant's death where the owner is not a natural person) or over the designated beneficiary's life (or over a period no longer than the beneficiary's remaining life expectancy) with such payments beginning within 12 months of the date of death if an owner dies during the certain period for such payout option. Accordingly, we reserve the right to restrict the availability of the commutation feature or to require the value of all remaining income payments be paid to the designated beneficiary or to the surviving joint annuitant, as the case may be, in a lump sum after proof of an owner's death (or of a primary annuitant's death, where the owner is not a natural person) during the certain period to comply with these tax law requirements.

     Annuity income payments and amount received on the exercise of a withdrawal or partial withdrawal from an annuity option under your non-qualified contract may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for annuity income payments or withdrawals, whichever is applicable.

     Additionally, if you are under age 59 1/2 at the time annuity income payments commence and intend the annuity income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1/2, or (b) five years after annuity income payments commence, will generally invalidate the exception and subject you to additional penalties and interest.


     The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between investment subaccounts after the annuity starting date. Consult your own tax advisor.


3.8% Tax on Net Investment Income. Federal tax law imposes a 3.8% Medicare tax
------------------------------------------------------------------------------
       on the lesser of
       ----------------


       1. the taxpayer's "net investment income," (from nonqualified annuities, interest, dividends, etc., offset by specified allowable deductions), or

       2. the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).

     "Net investment income" in Item 1 does not include distributions from tax-qualified plans (i.e., arrangements described in IRC
(section)(section)401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income in Item 2.


     You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.


     Partial Annuitization. We will treat the application of less than your entire Contract Value under a Non-Qualified Contract to a pay-out option (receiving annuity income payments) as a taxable withdrawal for federal income tax purposes and also as subject to the 10% penalty tax (if you are under age 59 1/2 ) in addition to ordinary income tax. Starting in 2011, if your Contract allows and you elect to apply less than the entire Contract Value to a pay-out option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the Contract will be allocated pro rata between the annuitized portion of the Contract and the portion that remains deferred. Consult your tax adviser prior to partially annuitizing your contract.

     Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments. See the Statement of Additional Information as well as page A-162 of this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

     Transfers, Assignments or Exchanges of a Contract. Where otherwise permitted under the terms of the Contract, a transfer or assignment of ownership of a Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange, or event should consult a tax advisor as to the tax consequences.

     Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     Multiple Contracts. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your tax advisor.

Further Information. We believe that the Contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details may be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."


TAXATION OF QUALIFIED CONTRACTS

     The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

     Withdrawals. In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.


     Individual Retirement Accounts (IRA's), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2014, $5,500 plus, for Owner's age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. If contributions are being made under a SEP or SARSEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) Contract Value or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the Contract as an IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes. THE IRS HAS APPROVED THE FORM OF THE TRADITIONAL IRA ENDORSEMENT AND SIMPLE IRA ENDORSEMENT FOR USE WITH THE CONTRACT AND CERTAIN RIDERS, INCLUDING RIDERS PROVIDING FOR DEATH BENEFITS IN EXCESS OF PREMIUMS PAID. PLEASE BE AWARE THAT THE IRA OR SIMPLE IRA CONTRACT ISSUED TO YOU MAY DIFFER FROM THE FORM OF THE TRADITIONAL IRA OR SIMPLE IRA APPROVED BY THE IRS BECAUSE OF SEVERAL FACTORS SUCH AS DIFFERENT RIDERS AND STATE INSURANCE REQUIREMENTS. ADDITIONALLY, SUCH APPROVAL AS TO THE FORM OF THE CONTRACT BY THE IRS DOES NOT CONSTITUTE ANY APPROVAL OR ENDORSEMENT AS TO THE INVESTMENT PROGRAM THEREUNDER.


     SIMPLE IRA's permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $12,000 for 2014. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


     Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

     Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract has an enhanced death benefit that in some cases may exceed the greater of the premium payments or the account value.

     Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of
(1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties under new IRS regulations affecting 403(b) plans and arrangements.

     Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax-deferred status under 403(b). These regulations were generally effective January 1, 2009. Prior to the new rules, transfers of one annuity contract to another would not result in a loss of tax-deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24,

2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

     In consideration of these regulations, the Contract is no longer available for purchase as a transfer. If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments.

     Death Benefits. FOR CONTRACTS PURCHASED IN CONNECTION WITH QUALIFIED PLANS UNDER SECTION 401(A) OR TSA PLANS UNDER SECTION 403(B), CERTAIN DEATH BENEFITS COULD CONCEIVABLY BE CHARACTERIZED AS AN INCIDENTAL BENEFIT, THE AMOUNT OF WHICH IS LIMITED IN CERTAIN PENSION OR PROFIT-SHARING PLANS. BECAUSE THE DEATH BENEFIT IN CERTAIN CASES MAY EXCEED THIS LIMITATION, EMPLOYERS USING THE CONTRACT IN CONNECTION WITH SUCH PLANS SHOULD CONSULT THEIR TAX ADVISER.

     Eligible Section 457(b) Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer (which must be a tax-exempt entity under Section 501(c) of the Code). In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

     Required Minimum Distributions ("RMDs"). Qualified Contracts (including contracts issued under Section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount which should have been, but was not, distributed.

     Under final income tax regulations regarding minimum distribution requirements, in general, the value of all benefits under a deferred annuity (including death benefits in excess of Contract Value, as well as all living benefits) must be added to the Contract Value in computing the amount required to be distributed over the applicable period.

     The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax advisor to determine whether your variable income annuity will satisfy these rules for your own situation.


     Suspension of Minimum Distribution Rules during 2009. For RMDs following the death of the Owner or Annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009. For instance, for a Contract Owner who died in 2009, the five-year period would end in 2015 instead of 2014. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.


     Other Tax Issues. Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

     "Taxable eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental Section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Effective March 28th 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.

     Tax Credits and Deductions. We may be entitled to certain tax benefits related to the assets of the Variable Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Variable Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

     Guaranteed Benefits. If you have purchased the Guaranteed Withdrawal Benefit or Enhanced Guaranteed Withdrawal Benefit, note the following:

     The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to Withdrawal Charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

     We reserve the right to change its tax reporting practices where we determine that it is not in accordance with IRS guidance (whether formal or informal).

     Commutation Features Under Annuity Payment Options. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by the Company. The exercise of the commutation feature also may result in adverse tax consequences including:

   o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

   o The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

   o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.

     See also the discussion of commutation features under "Annuity Payments." A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

     Federal Estate Taxes. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

     Generation-skipping transfer tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

     Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

     Puerto Rico Tax Considerations. The Puerto Rico Internal Revenue Code of 2011 (the "2011 P.R. Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 P.R. Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 2011 P.R. Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 P.R. Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with your tax advisor regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

     We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.


                                 VOTING RIGHTS

     We are the legal owner of the Eligible Fund shares held in the Variable Account and have the right to vote those shares at meetings of the Eligible Fund shareholders. However, to the extent required by federal securities law, we will give you, as Contract Owner, the right to instruct us how to vote the shares that are attributable to your Contract.

     Prior to annuitization, we determine the number of votes on which you have a right to instruct us, on the basis of your percentage interest in a subaccount and the total number of votes attributable to the subaccount. After annuitization, the number of votes attributable to your Contract is determined on the basis of the reserve for your future annuity payments and the total number of votes attributable to the subaccount. After annuitization the votes attributable to your Contract decrease as reserves underlying your Contract decrease.

     We will determine, as of the record date, if you are entitled to give voting instructions and the number of shares as to which you have a right of instruction. If we do not receive timely instructions from you, we will vote your shares for, against, or withheld from voting on any proposition in the same proportion as the shares held in that subaccount for all policies or contracts for which we have received voting instructions.

     We will vote for Eligible Fund shares held in our general investment account (or any unregistered separate account for which voting privileges are not given) in the same proportion as the aggregate of (i) the shares for which we received voting instructions and (ii) the shares that we vote in proportion to such voting instructions.

     The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote.


                         DISTRIBUTION OF THE CONTRACTS


     We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company ("Distributor"), for the distribution and sale of the Contracts. Prior to April 28, 2014, New England Securities Corporation was the distributor

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of the Contracts. Distributor's principal executive offices are located at 1095
Avenue of the Americas, New York, NY 10036. Distributor offers the Contracts through its sales representatives. Distributor may also enter into selling agreements with other affiliated broker-dealers ("selling firms") for the sale of the Contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line. We pay commissions to Distributor for sales of the Contracts by its sales representatives, as well as selling firms. Each of the Eligible Funds make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing Fund shares (see "Fee Table--Annual Eligible
Fund Operating Expenses" and the Eligible Fund prospectuses). These payments range from 0.15% to 0.55% of Variable Account assets invested in a particular Eligible Fund. Distributor may also receive brokerage commissions on securities transactions initiated by an investment adviser of an Eligible Fund. Additionally, we pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all amounts allocated to the American Funds Bond Fund, American Funds Growth Fund, the American Funds Growth-Income Fund, American Funds Global Small Capitalization Fund, American Funds Balanced Allocation Portfolio, American Funds Moderate Allocation Portfolio, and the American Funds Growth Allocation Portfolio for the services it provides in marketing the Funds' shares in connection with the Contract.

     Distributor's sales representatives receive cash payments for the products they sell and service based upon a "gross dealer concession" model. The cash payments received are equal to part or all of the gross dealer concession amounts described below. Sales representatives must meet a minimum level of sales production in order to maintain their agent status with us. Sales representatives can meet the minimum level of sales production through sales of proprietary and/or non-proprietary products. (Proprietary products are those issued by us or our affiliates.) However, sales representatives can meet a lower alternative minimum level of sales production if the sales representative focuses on sales of proprietary products. Therefore, a sales representative may have an incentive to favor the sale of proprietary products. Moreover, because the managers who supervise the representatives receive a higher level of compensation based on sales of proprietary products, these sales managers have an incentive to promote the sale of proprietary products.

     With respect to the Contract, the gross dealer concession is up to 7.50% of each purchase payment, and, starting as early as the second Contract Year, is up to 1.14% of the Contract Value each year the Contract is in force. We do not currently but reserve the right to pay lower gross dealer concession on purchase payments allocated to the Fixed Account and/or Guaranteed Account than we do for purchase payments allocated to the Variable Account. All or a portion of gross dealer concession may be returned if the Contract is not continued through the first Contract Year. Gross dealer concession may also be paid if the Contract is annuitized. The amount of this gross dealer concession payable upon annuitization depends on several factors, including the number of years the Contract has been in force. A sales representative is entitled to part or all of the gross dealer concession. The percentage to which the representative is entitled is determined by a sliding-scale formula that takes into account the total amount of proprietary and non-proprietary products sold and serviced by the representative.


     Distributor also makes payments for the sale of the Contracts to the Managing Partner who supervises the sales representative. Payments to the Managing Partners vary and depend on a number of factors, including sales of proprietary products, the sales representative's level of sales, as well as the level of sales by all sales representatives in the Managing Partner's agency. Because the sales made by the representatives they supervise are a factor in determining Managing Partners' compensation, they also have an incentive to favor the sales of proprietary products. Managing Partners may pay a portion of their cash compensation to their sales representatives.


     Distributor's sales representatives and their managers (and the sales representatives and managers of our affiliates) may also be eligible for additional cash compensation, such as bonuses and, expense allowances (that may be tied to sales of specific products), equity awards (such as stock options), training allowances, supplemental compensation, product level add-ons controlled at the local and company levels, financing arrangements, special loan repayment options, marketing support, medical and other insurance benefits, and retirement benefits and other benefits. Since some of this additional compensation, in particular, life insurance, disability and retirement benefits, is based primarily on the amount of proprietary products sold, sales representatives and their managers may have an incentive to favor the sale of proprietary products.


     Sales representatives and their managers are also eligible for various non-cash compensation programs that the Company offers, such as conferences, trips, prizes, and awards. In addition, Distributor's sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

     In addition to the payments listed above, NELICO makes certain payments to its business unit or to the business unit of its affiliate that is responsible for the operation of the distribution systems through which the Contract is sold. This amount is part of the total compensation paid for the sale of the Contract.

     Receipt of the cash compensation described above may provide sales representatives and their Managing Partners with an incentive to favor the sale of proprietary products over similar products issued by non-affiliates.


     The commissions payable for Contract sales by selling firms (affiliated and non-affiliated) will not exceed that described above. Selling firms pay their sales representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. Sales representatives and their managers are also eligible for various cash benefits and non-cash compensation items (as described above) that we may provide jointly with affiliated selling firms.


     A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

     Commissions and other incentives or payments described above are not charged directly to Contract Owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.


     We and Distributor may also enter into preferred distribution arrangements with certain affiliated selling firms such as MetLife Securities, Inc. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, we and Distributor may pay separate, additional compensation to the selling firm for services the selling firm provides in connection with the distribution of the Contracts. These services may include providing us with access to the distribution network of the selling firm, the hiring and training of the selling firm's sales personnel, the sponsoring of conferences and seminars by the selling firm, or general marketing services performed by the selling firm. The selling firm may also provide other services or incur other costs in connection with distributing the Contracts.



                       THE OPERATION OF THE FIXED ACCOUNT

     The Contract has a Fixed Account option in states that have approved this option. You may allocate net purchase payments and may transfer Contract Value in the Variable Account to the Fixed Account, which is part of our general account. The Fixed Account offers diversification to a variable annuity contract, allowing you to protect principal and earn a guaranteed rate of interest. The Fixed Account is not available to Contracts purchased after May 1, 2003 for which the C Class has been selected or for any Contracts which are purchased on or after that date in the state of New York if the GMIB I or GMIB II has been selected. The Fixed Account is also not available for Contracts purchased in the state of New York if the optional Guaranteed Withdrawal Benefit is selected. The Fixed Account is not available if the GMIB Plus I or GMAB is selected.

     Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the general account, the Fixed Account nor any interests therein are generally subject to the provisions of these Acts, and we have been advised that the staff of the Securities and Exchange Commission does not review disclosures relating to the general account. Disclosures regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     Our general account consists of all assets owned by us other than those in the Variable Account and the Company's other separate accounts. We have sole discretion over the investment of assets in the general account, including those in the Fixed Account. You do not share in the actual investment experience of the assets in the Fixed Account. Instead, we guarantee that we will credit Contract Values in the Fixed Account with interest at an annual rate that will not be less than the greater of 1.0% or the minimum rate required by your state. We are not obligated to credit interest at a higher rate, although we have sole discretion to do so. We will credit Contract Values in the Fixed Account with interest daily. We also reserve the right to restrict transfers or purchase payments into the Fixed Account if we are paying an interest rate on the Fixed Account equivalent to our guaranteed minimum interest rate or if the total Contract Value in the Fixed Account exceeds such maximum amount(s) that we establish from time to time. You can contact us or consult your registered representative for our current limits.

     Currently, any purchase payment or portion of Contract Value you allocate to the Fixed Account will earn interest at an annual rate we determine for that deposit for a 12-month period. At the end of each succeeding 12-month period, we will determine the interest rate that will apply to that deposit plus the accrued interest for the next 12 months. This renewal rate may differ from the interest rate that is applied to new deposits on that same day.


CONTRACT VALUE AND FIXED ACCOUNT TRANSACTIONS

     A Contract's total Contract Value will include its Contract Value in the Variable Account, in the Fixed Account, or in the Company's general account (but outside the Fixed Account).

     Amounts you surrender from the Fixed Account will be on a "first-in, first-out" basis. The amounts you allocate to the Fixed Account are subject to the same rights and limitations as in the Variable Account regarding withdrawals and partial withdrawals. Special limits, however, apply to transfers involving the Fixed Account (see below). Unless you request otherwise, any partial withdrawal you make will reduce the Contract Value in the subaccounts of the Variable Account and the Fixed Account, proportionately.


     We limit the amount of Contract Value which you may transfer from the Fixed Account, except with our consent to the greater of (i) 25% of Contract Value in the Fixed Account at the end of the first day of the Contract Year, or
(ii) the amount of Contract Value that you transferred from the Fixed Account in the prior Contract Year. However, these limits do not apply to new deposits to the Fixed Account for which the dollar cost averaging program has been elected within 30 days from the date of deposit. Amounts you transfer to the subaccounts from the Fixed Account will be on a "last-in, first-out" basis. No transfers to the Fixed Account are allowed for 180 days after the date of a transfer out of the Fixed Account and we reserve the right to restrict purchase payments to the Fixed Account during this period. Currently we are not imposing the restrictions on transfers out of the Fixed Account but we have the right to reimpose them at any time. You should be aware that it may take a while (even if you make no additional purchase payments or transfers into the Fixed Account) to make a complete transfer of your balance from the Fixed Account if transfer restrictions are imposed. It is important to consider when deciding to invest in the Fixed Account whether the transfer restrictions fits your risk tolerance and time horizon. See the Statement of Additional Information.

     We will deduct the annual Contract Administrative Fee entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account.

     For more information on the Fixed Account please refer to the Statement of Additional Information.


                       INVESTMENT PERFORMANCE INFORMATION

     We may advertise or include in sales literature (i) current and effective yields for the subaccounts for a Class; (ii) total returns for the subaccounts for a Class, (iii) non-standard returns for the subaccounts for a Class and
(iv) historical and hypothetical illustrations of the growth and value of a purchase payment or payments invested in the subaccounts for a specified period for a Class. Total returns for the subaccounts are based on the investment performance of the corresponding Eligible Funds. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. We may also advertise or include in sales literature a subaccount's performance for a Class compared to certain performance rankings and indexes compiled by independent organizations, and we may present performance rankings and indexes without such a comparison. We may reflect bonus amounts in performance relating to the B Plus Class.


YIELDS

     The current yield of the BlackRock Money Market Subaccount refers to the annualized income generated by an investment in the subaccount over a specified 7-day period on a Class-specific basis. The current yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

     The yield of a subaccount (beside the BlackRock Money Market Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one-month period on a Class-specific basis. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.


STANDARD RETURN

     The total return of a subaccount refers to return quotations assuming an investment under a Contract has been held in the subaccount for the stated times. Average annual total return of a subaccount tells you the return you would have experienced if you allocated a $1,000 purchase payment to a subaccount for the specified period. We provide average annual total returns for the subaccounts on a Class-specific basis. Standardized average annual total return reflects all historical investment results, less all charges and deductions applied against the subaccount for that Class (assuming selection of the Standard Death Benefit), including any Withdrawal Charge that would apply if you terminated a Contract at the end of each period indicated, but excluding any deductions for premium taxes. Standard total return for a Class will reflect the charge for GMIB I or GMIB II but will not reflect charges for any other optional additional benefits, including the Earnings Preservation Benefit Rider. From time to time in response to changes in the marketplace, promotional emphasis, and actual sales experience, we may modify our determination of which charges and deductions for optional features to factor into each Class's standardized average annual total returns. Narrative disclosure accompanying performance information in marketing materials always will indicate clearly which charges and deductions are reflected in performance for each Class. Standardized total return may be quoted for various periods including 1 year, 5 years, and 10 years, or from inception of the subaccount if any of those periods are not available.


NON-STANDARD RETURN

     "Non-Standard" average annual total return information for a Class may be presented, computed on the same basis as described above, except that deductions may not include the Withdrawal Charge or the charge for the GMIB. We may from time to time disclose average annual total return for non-standard periods and cumulative total return for a subaccount. We may also provide non-standard performance that reflects the inclusion or exclusion of various optional riders on a Class-specific basis. Narrative disclosure in marketing material containing non-standard returns will indicate which charges and deductions are reflected. Non-standard performance for a Class will be accompanied by standard performance for that Class.

     We may also illustrate on a Class-specific basis what would have been the growth and value of a specified purchase payment or payments if it or they had been invested in each of the Eligible Funds on the first day of the first month after those Eligible Funds had commenced operations. This illustration will show Contract Value and Withdrawal Value, calculated in the same manner as average annual total return, as of the end of each year, ending with the date of the illustration. Withdrawal Value reflects the deduction of any Withdrawal Charge that may apply, but does not reflect the deduction of any premium tax charge. We may also show annual percentage changes in Contract Value and Withdrawal Value, cumulative returns, and annual effective rates of return. We determine the annual percentage change in Contract Value by taking the difference between the Contract Value or Withdrawal Value at the beginning and at the end of each year and dividing it by the beginning Contract Value or Withdrawal Value. We determine cumulative return by taking the difference between the investment at the beginning of the period and the ending Contract Value or Withdrawal Value and dividing it by the investment at the beginning of the period. We calculate the annual effective rate of return in the same manner as average annual total return.

     We may show the percent change in accumulation unit value and annual effective rate of return of a subaccount. Accumulation unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee. The percent change in accumulation unit value is calculated by dividing the difference in accumulation unit values at the beginning and end of the period by the beginning accumulation unit value. See the Statement of Additional Information for a description of the method for calculating the annual effective rate of return.

     We may present illustrations for a hypothetical Contract assuming monthly transfers from one subaccount to designated other subaccounts under a Dollar Cost Averaging Program. We may also present illustrations designed to show required minimum distributions and other values for hypothetical Contracts under certain qualified plans.

     We may also illustrate growth and value of a specified purchase payment or payments on a Class-specific basis in the same manner as described above based on hypothetical returns. To see an example of one such hypothetical illustration, refer to Appendix G.


OTHER PERFORMANCE

     In advertising and sales literature, we may compare the performance of each subaccount on a Class-specific basis to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the subaccounts. Advertising and sales literature may also show the performance rankings of the subaccounts assigned by independent services, such as Variable Annuity Research Data Services ("VARDS"), or may compare to the performance of a subaccount on a Class-specific basis to that of a widely used index, such as Standard & Poor's Index of 500 Common Stocks. We may also use other independent ranking services and indexes as a source of performance comparison.


                               LEGAL PROCEEDINGS

     In the ordinary course of business, NELICO, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/ or material settlement payments have been made.


     It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, NELICO does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of NELICO to meet its obligations under the Contracts.



                              FINANCIAL STATEMENTS


     Financial statements for the New England Variable Annuity Separate Account, New England Life Insurance Company and Metropolitan Life Insurance Company are included in the Statement of Additional Information, a copy of which can be obtained by writing to MetLife Investors Distribution Company at 1095 Avenue of the Americas, New York, NY 10036 or telephoning 1-800-777-5897 or visiting our website at www.metlife.com.

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                            ACCUMULATION UNIT VALUES

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION


     The following tables show the Accumulation Unit Values through December 31, 2013 for each subaccount. The Accumulation Unit Values are shown for Contracts with the lowest total Variable Account charge that applied through December 31, 2013, and for Contracts with the highest total Variable Account Charge that applied through December 31, 2013. The first table shows Contracts with the Standard Death Benefit and no riders (1.15% Variable Account charge for all subaccounts except those investing in the American Funds Insurance Series, where it was 1.40%). The second table shows Contracts with the Greater of Annual Step-Up or 5% Annual Increase Death Benefit and the Earnings Preservation Benefit Rider (2.20% Variable Account charge for all subaccounts except those investing in the American Funds Insurance Series, where it was 2.45%.) All other possible combination of charges for an American Forerunner Series Contract appear in the Statement of Additional Information, which is available upon request by writing or calling MetLife Investors Distribution Company, 1095 Avenue of the Americas, New York, NY 10036 1-800-777-5897 or visiting our website at www.metlife.com.




                                                                       AUV AT
                                                                    BEGINNING OF        AUV AT         ACCUM UNITS
                                                                       PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                   -------------- ------------------ --------------
American Forerunner - 1.15
 AllianceBernstein Global Dynamic Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012.......................................    10.245077        10.612658           99,494
   01/01/2013 to 12/31/2013.......................................    10.612658        11.660682          143,476
 American Funds(R) Balanced Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................    10.008739         7.023763        2,139,300
   01/01/2009 to 12/31/2009.......................................     7.023763         8.979691        5,447,997
   01/01/2010 to 12/31/2010.......................................     8.979691         9.956569        6,349,814
   01/01/2011 to 12/31/2011.......................................     9.956569         9.633560        6,081,118
   01/01/2012 to 12/31/2012.......................................     9.633560        10.811188        5,926,671
   01/01/2013 to 12/31/2013.......................................    10.811188        12.668216        5,747,514
 American Funds(R) Growth Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................     9.998740         6.370796        5,674,388
   01/01/2009 to 12/31/2009.......................................     6.370796         8.441748       10,182,097
   01/01/2010 to 12/31/2010.......................................     8.441748         9.470459       10,163,815
   01/01/2011 to 12/31/2011.......................................     9.470459         8.919288       10,183,069
   01/01/2012 to 12/31/2012.......................................     8.919288        10.241451       10,252,599
   01/01/2013 to 12/31/2013.......................................    10.241451        12.666401        9,778,006
 American Funds(R) Moderate Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................    10.018739         7.698627        1,998,760
   01/01/2009 to 12/31/2009.......................................     7.698627         9.391199        5,262,900
   01/01/2010 to 12/31/2010.......................................     9.391199        10.203579        5,362,969
   01/01/2011 to 12/31/2011.......................................    10.203579        10.106437        5,211,389
   01/01/2012 to 12/31/2012.......................................    10.106437        11.073144        5,176,856
   01/01/2013 to 12/31/2013.......................................    11.073144        12.426563        4,759,332
 AQR Global Risk Balanced Sub-Account (Class B)
   04/30/2012 to 12/31/2012.......................................    11.182316        11.610367          340,839
   01/01/2013 to 12/31/2013.......................................    11.610367        11.088377          484,457
 Baillie Gifford International Stock Sub-Account (Class B)
   05/01/2004 to 12/31/2004.......................................     1.221093         1.397216        1,227,378
   01/01/2005 to 12/31/2005.......................................     1.397216         1.624204        3,844,781
   01/01/2006 to 12/31/2006.......................................     1.624204         1.866242        5,748,730
   01/01/2007 to 12/31/2007.......................................     1.866242         2.030547        6,339,042
   01/01/2008 to 12/31/2008.......................................     2.030547         1.119223        7,948,500
   01/01/2009 to 12/31/2009.......................................     1.119223         1.348577        9,683,460
   01/01/2010 to 12/31/2010.......................................     1.348577         1.424628        8,787,565
   01/01/2011 to 12/31/2011.......................................     1.424628         1.124830        8,283,177
   01/01/2012 to 12/31/2012.......................................     1.124830         1.327252        8,407,953
   01/01/2013 to 12/31/2013.......................................     1.327252         1.510696        7,621,829
 Baillie Gifford International Stock Sub-Account (Class E)
   01/01/2004 to 12/31/2004.......................................     1.212108         1.414070       10,047,349
   01/01/2005 to 12/31/2005.......................................     1.414070         1.646785        9,262,176
   01/01/2006 to 12/31/2006.......................................     1.646785         1.892721        8,542,749
   01/01/2007 to 12/31/2007.......................................     1.892721         2.061892        7,354,196
   01/01/2008 to 12/31/2008.......................................     2.061892         1.137322        7,170,716
   01/01/2009 to 12/31/2009.......................................     1.137322         1.371249        7,152,856
   01/01/2010 to 12/31/2010.......................................     1.371249         1.450971        6,470,512
   01/01/2011 to 12/31/2011.......................................     1.450971         1.147816        5,957,099
   01/01/2012 to 12/31/2012.......................................     1.147816         1.354683        5,681,855
   01/01/2013 to 12/31/2013.......................................     1.354683         1.544047        5,098,648

                                                                                       AUV AT
                                                                                    BEGINNING OF
                                                                                       PERIOD
                                                                                   --------------
 Barclays Aggregate Bond Index Sub-Account (Class B) (previously Barclays Capital
   Aggregate Bond Index Sub-Account (Class B))
   01/01/2004 to 12/31/2004.......................................................     1.263646
   01/01/2005 to 12/31/2005.......................................................     1.297178
   01/01/2006 to 12/31/2006.......................................................     1.306147
   01/01/2007 to 12/31/2007.......................................................     1.340487
   01/01/2008 to 12/31/2008.......................................................     1.413341
   01/01/2009 to 12/31/2009.......................................................     1.475806
   01/01/2010 to 12/31/2010.......................................................     1.531582
   01/01/2011 to 12/31/2011.......................................................     1.600271
   01/01/2012 to 12/31/2012.......................................................     1.697236
   01/01/2013 to 12/31/2013.......................................................     1.738545
 BlackRock Bond Income Sub-Account (Class B)
   01/01/2004 to 12/31/2004.......................................................     4.594079
   01/01/2005 to 12/31/2005.......................................................     4.730889
   01/01/2006 to 12/31/2006.......................................................     4.777709
   01/01/2007 to 12/31/2007.......................................................     4.918626
   01/01/2008 to 12/31/2008.......................................................     5.154892
   01/01/2009 to 12/31/2009.......................................................     4.909032
   01/01/2010 to 12/31/2010.......................................................     5.298563
   01/01/2011 to 12/31/2011.......................................................     5.660638
   01/01/2012 to 12/31/2012.......................................................     5.948863
   01/01/2013 to 12/31/2013.......................................................     6.308687
 BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock Legacy
   Large Cap Growth Sub-Account (Class B))
   05/01/2004 to 12/31/2004.......................................................     2.375262
   01/01/2005 to 12/31/2005.......................................................     2.606996
   01/01/2006 to 12/31/2006.......................................................     2.751324
   01/01/2007 to 12/31/2007.......................................................     2.825633
   01/01/2008 to 12/31/2008.......................................................     3.307992
   01/01/2009 to 12/31/2009.......................................................     2.070212
   01/01/2010 to 12/31/2010.......................................................     2.793630
   01/01/2011 to 12/31/2011.......................................................     3.299377
   01/01/2012 to 12/31/2012.......................................................     2.963107
   01/01/2013 to 12/31/2013.......................................................     3.341252
 BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock Legacy
   Large Cap Growth Sub-Account (Class B) and before that FI Large Cap
   Sub-Account)
   05/01/2006 to 12/31/2006.......................................................    17.509536
   01/01/2007 to 12/31/2007.......................................................    17.742684
   01/01/2008 to 12/31/2008.......................................................    18.191648
   01/01/2009 to 05/01/2009.......................................................     9.899608
 BlackRock Capital Appreciation Sub-Account (Class E) (previously BlackRock Legacy
   Large Cap Growth Sub-Account (Class E))
   01/01/2004 to 12/31/2004.......................................................     2.446494
   01/01/2005 to 12/31/2005.......................................................     2.626601
   01/01/2006 to 12/31/2006.......................................................     2.774555
   01/01/2007 to 12/31/2007.......................................................     2.852573
   01/01/2008 to 12/31/2008.......................................................     3.342657
   01/01/2009 to 12/31/2009.......................................................     2.093982
   01/01/2010 to 12/31/2010.......................................................     2.828166
   01/01/2011 to 12/31/2011.......................................................     3.344473
   01/01/2012 to 12/31/2012.......................................................     3.006641
   01/01/2013 to 12/31/2013.......................................................     3.393381
 BlackRock Diversified Sub-Account (Class B)
   05/01/2004 to 12/31/2004.......................................................    36.941912
   01/01/2005 to 12/31/2005.......................................................    39.924032
   01/01/2006 to 12/31/2006.......................................................    40.581393
   01/01/2007 to 12/31/2007.......................................................    44.229038
   01/01/2008 to 12/31/2008.......................................................    46.176288
   01/01/2009 to 12/31/2009.......................................................    34.251139
   01/01/2010 to 12/31/2010.......................................................    39.615952
   01/01/2011 to 12/31/2011.......................................................    42.810934
   01/01/2012 to 12/31/2012.......................................................    43.841347
   01/01/2013 to 12/31/2013.......................................................    48.584846
 BlackRock Global Tactical Strategies Sub-Account (Class B)
   04/30/2012 to 12/31/2012.......................................................     9.999413
   01/01/2013 to 12/31/2013.......................................................    10.340549



                                                                                         AUV AT         ACCUM UNITS
                                                                                    ENDING OF PERIOD   END OF PERIOD
                                                                                   ------------------ --------------
 Barclays Aggregate Bond Index Sub-Account (Class B) (previously Barclays Capital
   Aggregate Bond Index Sub-Account (Class B))
   01/01/2004 to 12/31/2004.......................................................       1.297178       11,900,128
   01/01/2005 to 12/31/2005.......................................................       1.306147       14,339,751
   01/01/2006 to 12/31/2006.......................................................       1.340487       15,246,938
   01/01/2007 to 12/31/2007.......................................................       1.413341       14,789,032
   01/01/2008 to 12/31/2008.......................................................       1.475806       12,927,831
   01/01/2009 to 12/31/2009.......................................................       1.531582       14,536,998
   01/01/2010 to 12/31/2010.......................................................       1.600271       13,986,740
   01/01/2011 to 12/31/2011.......................................................       1.697236       12,692,881
   01/01/2012 to 12/31/2012.......................................................       1.738545       11,872,842
   01/01/2013 to 12/31/2013.......................................................       1.675156       11,140,902
 BlackRock Bond Income Sub-Account (Class B)
   01/01/2004 to 12/31/2004.......................................................       4.730889        5,962,426
   01/01/2005 to 12/31/2005.......................................................       4.777709        7,142,220
   01/01/2006 to 12/31/2006.......................................................       4.918626        7,522,271
   01/01/2007 to 12/31/2007.......................................................       5.154892        7,063,348
   01/01/2008 to 12/31/2008.......................................................       4.909032        5,787,885
   01/01/2009 to 12/31/2009.......................................................       5.298563        5,471,023
   01/01/2010 to 12/31/2010.......................................................       5.660638        5,566,268
   01/01/2011 to 12/31/2011.......................................................       5.948863        4,946,245
   01/01/2012 to 12/31/2012.......................................................       6.308687        4,466,716
   01/01/2013 to 12/31/2013.......................................................       6.173709        4,298,493
 BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock Legacy
   Large Cap Growth Sub-Account (Class B))
   05/01/2004 to 12/31/2004.......................................................       2.606996          350,302
   01/01/2005 to 12/31/2005.......................................................       2.751324          757,219
   01/01/2006 to 12/31/2006.......................................................       2.825633          887,193
   01/01/2007 to 12/31/2007.......................................................       3.307992        1,134,135
   01/01/2008 to 12/31/2008.......................................................       2.070212        1,395,870
   01/01/2009 to 12/31/2009.......................................................       2.793630        2,080,167
   01/01/2010 to 12/31/2010.......................................................       3.299377        1,933,195
   01/01/2011 to 12/31/2011.......................................................       2.963107        1,764,552
   01/01/2012 to 12/31/2012.......................................................       3.341252        1,950,381
   01/01/2013 to 12/31/2013.......................................................       4.422887        1,558,612
 BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock Legacy
   Large Cap Growth Sub-Account (Class B) and before that FI Large Cap
   Sub-Account)
   05/01/2006 to 12/31/2006.......................................................      17.742684            4,682
   01/01/2007 to 12/31/2007.......................................................      18.191648           16,795
   01/01/2008 to 12/31/2008.......................................................       9.899608           21,313
   01/01/2009 to 05/01/2009.......................................................      10.339751                0
 BlackRock Capital Appreciation Sub-Account (Class E) (previously BlackRock Legacy
   Large Cap Growth Sub-Account (Class E))
   01/01/2004 to 12/31/2004.......................................................       2.626601        5,025,000
   01/01/2005 to 12/31/2005.......................................................       2.774555        4,418,744
   01/01/2006 to 12/31/2006.......................................................       2.852573        3,974,723
   01/01/2007 to 12/31/2007.......................................................       3.342657        3,563,998
   01/01/2008 to 12/31/2008.......................................................       2.093982        3,054,506
   01/01/2009 to 12/31/2009.......................................................       2.828166        2,730,728
   01/01/2010 to 12/31/2010.......................................................       3.344473        2,486,429
   01/01/2011 to 12/31/2011.......................................................       3.006641        2,215,464
   01/01/2012 to 12/31/2012.......................................................       3.393381        2,027,004
   01/01/2013 to 12/31/2013.......................................................       4.496664        1,734,880
 BlackRock Diversified Sub-Account (Class B)
   05/01/2004 to 12/31/2004.......................................................      39.924032           17,530
   01/01/2005 to 12/31/2005.......................................................      40.581393           32,172
   01/01/2006 to 12/31/2006.......................................................      44.229038           41,317
   01/01/2007 to 12/31/2007.......................................................      46.176288           48,017
   01/01/2008 to 12/31/2008.......................................................      34.251139           49,567
   01/01/2009 to 12/31/2009.......................................................      39.615952           48,916
   01/01/2010 to 12/31/2010.......................................................      42.810934           52,682
   01/01/2011 to 12/31/2011.......................................................      43.841347           52,369
   01/01/2012 to 12/31/2012.......................................................      48.584846           48,363
   01/01/2013 to 12/31/2013.......................................................      57.768102           46,155
 BlackRock Global Tactical Strategies Sub-Account (Class B)
   04/30/2012 to 12/31/2012.......................................................      10.340549          230,100
   01/01/2013 to 12/31/2013.......................................................      11.276079          235,400

                                                                                            AUV AT
                                                                                         BEGINNING OF
                                                                                            PERIOD
                                                                                        --------------
 BlackRock Large Cap Core Sub-Account
   04/30/2007 to 12/31/2007............................................................     8.290231
   01/01/2008 to 12/31/2008............................................................     8.375437
   01/01/2009 to 12/31/2009............................................................     5.190547
   01/01/2010 to 12/31/2010............................................................     6.116214
   01/01/2011 to 12/31/2011............................................................     6.799357
   01/01/2012 to 12/31/2012............................................................     6.738930
   01/01/2013 to 12/31/2013............................................................     7.554984
 BlackRock Large Cap Core Sub-Account (previously BlackRock Large Cap
   Sub-Account)
   01/01/2004 to 12/31/2004............................................................     6.338206
   01/01/2005 to 12/31/2005............................................................     6.929556
   01/01/2006 to 12/31/2006............................................................     7.077751
   01/01/2007 to 04/27/2007............................................................     7.964984
 BlackRock Large Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004............................................................     1.074511
   01/01/2005 to 12/31/2005............................................................     1.187350
   01/01/2006 to 12/31/2006............................................................     1.239040
   01/01/2007 to 12/31/2007............................................................     1.459220
   01/01/2008 to 12/31/2008............................................................     1.487583
   01/01/2009 to 12/31/2009............................................................     0.954237
   01/01/2010 to 12/31/2010............................................................     1.047603
   01/01/2011 to 12/31/2011............................................................     1.128063
   01/01/2012 to 12/31/2012............................................................     1.138050
   01/01/2013 to 12/31/2013............................................................     1.282124
 BlackRock Large Cap Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004............................................................     1.062518
   01/01/2005 to 12/31/2005............................................................     1.190256
   01/01/2006 to 12/31/2006............................................................     1.243644
   01/01/2007 to 12/31/2007............................................................     1.465566
   01/01/2008 to 12/31/2008............................................................     1.496121
   01/01/2009 to 12/31/2009............................................................     0.960759
   01/01/2010 to 12/31/2010............................................................     1.055927
   01/01/2011 to 12/31/2011............................................................     1.137833
   01/01/2012 to 12/31/2012............................................................     1.148780
   01/01/2013 to 12/31/2013............................................................     1.296126
 BlackRock Money Market Sub-Account (Class B)
   01/01/2004 to 12/31/2004............................................................     2.318973
   01/01/2005 to 12/31/2005............................................................     2.309213
   01/01/2006 to 12/31/2006............................................................     2.343071
   01/01/2007 to 12/31/2007............................................................     2.421770
   01/01/2008 to 12/31/2008............................................................     2.509184
   01/01/2009 to 12/31/2009............................................................     2.544886
   01/01/2010 to 12/31/2010............................................................     2.522157
   01/01/2011 to 12/31/2011............................................................     2.493317
   01/01/2012 to 12/31/2012............................................................     2.464885
   01/01/2013 to 12/31/2013............................................................     2.436547
 Clarion Global Real Estate Sub-Account
   05/01/2004 to 12/31/2004............................................................     9.999055
   01/01/2005 to 12/31/2005............................................................    12.855176
   01/01/2006 to 12/31/2006............................................................    14.397050
   01/01/2007 to 12/31/2007............................................................    19.581741
   01/01/2008 to 12/31/2008............................................................    16.451894
   01/01/2009 to 12/31/2009............................................................     9.485788
   01/01/2010 to 12/31/2010............................................................    12.634529
   01/01/2011 to 12/31/2011............................................................    14.501833
   01/01/2012 to 12/31/2012............................................................    13.535474
   01/01/2013 to 12/31/2013............................................................    16.857347
 ClearBridge Aggressive Growth Portfolio II Sub-Account (Class B) (formerly Janus Forty
   Sub-Account (Class B))
   04/30/2007 to 12/31/2007............................................................   155.288878
   01/01/2008 to 12/31/2008............................................................   190.818735
   01/01/2009 to 12/31/2009............................................................   109.412134
   01/01/2010 to 12/31/2010............................................................   154.513021
   01/01/2011 to 12/31/2011............................................................   167.100753
   01/01/2012 to 12/31/2012............................................................   152.730026
   01/01/2013 to 12/31/2013............................................................   184.967587



                                                                                              AUV AT         ACCUM UNITS
                                                                                         ENDING OF PERIOD   END OF PERIOD
                                                                                        ------------------ --------------
 BlackRock Large Cap Core Sub-Account
   04/30/2007 to 12/31/2007............................................................       8.375437          475,242
   01/01/2008 to 12/31/2008............................................................       5.190547          508,205
   01/01/2009 to 12/31/2009............................................................       6.116214          651,374
   01/01/2010 to 12/31/2010............................................................       6.799357          650,958
   01/01/2011 to 12/31/2011............................................................       6.738930          635,085
   01/01/2012 to 12/31/2012............................................................       7.554984          615,818
   01/01/2013 to 12/31/2013............................................................      10.029034          561,010
 BlackRock Large Cap Core Sub-Account (previously BlackRock Large Cap
   Sub-Account)
   01/01/2004 to 12/31/2004............................................................       6.929556          622,871
   01/01/2005 to 12/31/2005............................................................       7.077751          612,453
   01/01/2006 to 12/31/2006............................................................       7.964984          514,294
   01/01/2007 to 04/27/2007............................................................       8.359930                0
 BlackRock Large Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004............................................................       1.187350        1,779,030
   01/01/2005 to 12/31/2005............................................................       1.239040        3,199,011
   01/01/2006 to 12/31/2006............................................................       1.459220        4,651,289
   01/01/2007 to 12/31/2007............................................................       1.487583        6,643,621
   01/01/2008 to 12/31/2008............................................................       0.954237        7,976,000
   01/01/2009 to 12/31/2009............................................................       1.047603        9,478,366
   01/01/2010 to 12/31/2010............................................................       1.128063        8,432,200
   01/01/2011 to 12/31/2011............................................................       1.138050        7,638,778
   01/01/2012 to 12/31/2012............................................................       1.282124        7,535,088
   01/01/2013 to 12/31/2013............................................................       1.669829        7,680,817
 BlackRock Large Cap Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004............................................................       1.190256        3,754,139
   01/01/2005 to 12/31/2005............................................................       1.243644        3,394,211
   01/01/2006 to 12/31/2006............................................................       1.465566        3,610,207
   01/01/2007 to 12/31/2007............................................................       1.496121        3,903,735
   01/01/2008 to 12/31/2008............................................................       0.960759        3,627,371
   01/01/2009 to 12/31/2009............................................................       1.055927        3,123,089
   01/01/2010 to 12/31/2010............................................................       1.137833        2,942,951
   01/01/2011 to 12/31/2011............................................................       1.148780        2,716,260
   01/01/2012 to 12/31/2012............................................................       1.296126        2,423,737
   01/01/2013 to 12/31/2013............................................................       1.689864        2,290,622
 BlackRock Money Market Sub-Account (Class B)
   01/01/2004 to 12/31/2004............................................................       2.309213        6,704,053
   01/01/2005 to 12/31/2005............................................................       2.343071        6,730,542
   01/01/2006 to 12/31/2006............................................................       2.421770        7,612,640
   01/01/2007 to 12/31/2007............................................................       2.509184        8,588,411
   01/01/2008 to 12/31/2008............................................................       2.544886       13,450,403
   01/01/2009 to 12/31/2009............................................................       2.522157       12,458,522
   01/01/2010 to 12/31/2010............................................................       2.493317        9,891,974
   01/01/2011 to 12/31/2011............................................................       2.464885        8,545,366
   01/01/2012 to 12/31/2012............................................................       2.436547        7,514,649
   01/01/2013 to 12/31/2013............................................................       2.408686        6,627,268
 Clarion Global Real Estate Sub-Account
   05/01/2004 to 12/31/2004............................................................      12.855176          389,828
   01/01/2005 to 12/31/2005............................................................      14.397050        1,237,659
   01/01/2006 to 12/31/2006............................................................      19.581741        1,855,516
   01/01/2007 to 12/31/2007............................................................      16.451894        1,946,537
   01/01/2008 to 12/31/2008............................................................       9.485788        2,056,888
   01/01/2009 to 12/31/2009............................................................      12.634529        2,157,734
   01/01/2010 to 12/31/2010............................................................      14.501833        1,932,568
   01/01/2011 to 12/31/2011............................................................      13.535474        1,738,076
   01/01/2012 to 12/31/2012............................................................      16.857347        1,628,498
   01/01/2013 to 12/31/2013............................................................      17.255471        1,563,157
 ClearBridge Aggressive Growth Portfolio II Sub-Account (Class B) (formerly Janus Forty
   Sub-Account (Class B))
   04/30/2007 to 12/31/2007............................................................     190.818735           11,955
   01/01/2008 to 12/31/2008............................................................     109.412134           70,483
   01/01/2009 to 12/31/2009............................................................     154.513021          109,518
   01/01/2010 to 12/31/2010............................................................     167.100753          101,151
   01/01/2011 to 12/31/2011............................................................     152.730026           89,343
   01/01/2012 to 12/31/2012............................................................     184.967587           82,277
   01/01/2013 to 12/31/2013............................................................     235.488419           70,607

                                                                                      AUV AT
                                                                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                                  -------------- ------------------ --------------
 ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class B) and before that Legg Mason
   Partners Aggressive Growth Sub-Account)
   01/01/2004 to 12/31/2004......................................................     0.681507         0.730558        2,428,212
   01/01/2005 to 12/31/2005......................................................     0.730558         0.820277        2,795,359
   01/01/2006 to 12/31/2006......................................................     0.820277         0.796827        3,757,688
   01/01/2007 to 12/31/2007......................................................     0.796827         0.805523        3,722,075
   01/01/2008 to 12/31/2008......................................................     0.805523         0.485322        3,438,939
   01/01/2009 to 12/31/2009......................................................     0.485322         0.637914        3,391,763
   01/01/2010 to 12/31/2010......................................................     0.637914         0.780628        3,752,180
   01/01/2011 to 12/31/2011......................................................     0.780628         0.796782        3,431,654
   01/01/2012 to 12/31/2012......................................................     0.796782         0.933397        4,177,761
   01/01/2013 to 12/31/2013......................................................     0.933397         1.343504        6,346,973
 ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class B) and before that Legg Mason
   Value Equity Sub-Account (Class B))
   05/01/2006 to 12/31/2006......................................................     9.519843        10.222985           69,097
   01/01/2007 to 12/31/2007......................................................    10.222985         9.508568           96,051
   01/01/2008 to 12/31/2008......................................................     9.508568         4.265892          114,583
   01/01/2009 to 12/31/2009......................................................     4.265892         5.818360          124,340
   01/01/2010 to 12/31/2010......................................................     5.818360         6.173739          113,568
   01/01/2011 to 04/29/2011......................................................     6.173739         6.569951                0
 ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class E))
   05/02/2011 to 12/31/2011......................................................     0.664107         0.603415        5,224,014
   01/01/2012 to 12/31/2012......................................................     0.603415         0.707228        4,626,180
   01/01/2013 to 12/31/2013......................................................     0.707228         1.019695        4,275,413
 ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class E) and before that Legg Mason
   Value Equity Sub-Account (Class E))
   05/01/2006 to 12/31/2006......................................................     0.959845         1.031132        4,063,270
   01/01/2007 to 12/31/2007......................................................     1.031132         0.960042        3,952,730
   01/01/2008 to 12/31/2008......................................................     0.960042         0.431079        4,302,123
   01/01/2009 to 12/31/2009......................................................     0.431079         0.587925        4,108,673
   01/01/2010 to 12/31/2010......................................................     0.587925         0.624066        3,942,076
   01/01/2011 to 04/29/2011......................................................     0.624066         0.664170                0
 Davis Venture Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004......................................................     2.925848         3.154211        2,118,582
   01/01/2005 to 12/31/2005......................................................     3.154211         3.429931        6,914,939
   01/01/2006 to 12/31/2006......................................................     3.429931         3.876398       10,590,474
   01/01/2007 to 12/31/2007......................................................     3.876398         3.998279       12,408,677
   01/01/2008 to 12/31/2008......................................................     3.998279         2.390441       13,943,753
   01/01/2009 to 12/31/2009......................................................     2.390441         3.111053       16,190,594
   01/01/2010 to 12/31/2010......................................................     3.111053         3.435676       15,390,850
   01/01/2011 to 12/31/2011......................................................     3.435676         3.251478       14,428,600
   01/01/2012 to 12/31/2012......................................................     3.251478         3.619636       13,442,678
   01/01/2013 to 12/31/2013......................................................     3.619636         4.771904       12,073,111
 Davis Venture Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004......................................................     2.870941         3.182610       14,532,812
   01/01/2005 to 12/31/2005......................................................     3.182610         3.465227       14,852,787
   01/01/2006 to 12/31/2006......................................................     3.465227         3.919203       14,265,655
   01/01/2007 to 12/31/2007......................................................     3.919203         4.045854       13,051,767
   01/01/2008 to 12/31/2008......................................................     4.045854         2.421367       11,828,331
   01/01/2009 to 12/31/2009......................................................     2.421367         3.155534       10,957,471
   01/01/2010 to 12/31/2010......................................................     3.155534         3.488089       10,226,156
   01/01/2011 to 12/31/2011......................................................     3.488089         3.304179        9,157,539
   01/01/2012 to 12/31/2012......................................................     3.304179         3.681063        8,265,423
   01/01/2013 to 12/31/2013......................................................     3.681063         4.859065        7,131,094
 Frontier Mid Cap Growth Sub-Account (Class B) (previously BlackRock Aggressive
   Growth Sub-Account (Class B))
   05/01/2004 to 12/31/2004......................................................    34.939028        38.800924            8,169
   01/01/2005 to 12/31/2005......................................................    38.800924        42.360155           21,964
   01/01/2006 to 12/31/2006......................................................    42.360155        44.585585           48,714
   01/01/2007 to 12/31/2007......................................................    44.585585        52.991867           71,893
   01/01/2008 to 12/31/2008......................................................    52.991867        28.371329           88,238
   01/01/2009 to 12/31/2009......................................................    28.371329        41.807049          113,098
   01/01/2010 to 12/31/2010......................................................    41.807049        47.526146           96,932
   01/01/2011 to 12/31/2011......................................................    47.526146        45.459426           91,328
   01/01/2012 to 12/31/2012......................................................    45.459426        49.741859           89,237
   01/01/2013 to 12/31/2013......................................................    49.741859        65.122115           80,346

                                                                                        AUV AT
                                                                                     BEGINNING OF
                                                                                        PERIOD
                                                                                    --------------
 Harris Oakmark International Sub-Account (Class B)
   01/01/2004 to 12/31/2004........................................................     1.182011
   01/01/2005 to 12/31/2005........................................................     1.408279
   01/01/2006 to 12/31/2006........................................................     1.590425
   01/01/2007 to 12/31/2007........................................................     2.025872
   01/01/2008 to 12/31/2008........................................................     1.980184
   01/01/2009 to 12/31/2009........................................................     1.157172
   01/01/2010 to 12/31/2010........................................................     1.773824
   01/01/2011 to 12/31/2011........................................................     2.041480
   01/01/2012 to 12/31/2012........................................................     1.730480
   01/01/2013 to 12/31/2013........................................................     2.210992
 Harris Oakmark International Sub-Account (Class E)
   01/01/2004 to 12/31/2004........................................................     1.184423
   01/01/2005 to 12/31/2005........................................................     1.413075
   01/01/2006 to 12/31/2006........................................................     1.596359
   01/01/2007 to 12/31/2007........................................................     2.035584
   01/01/2008 to 12/31/2008........................................................     1.992066
   01/01/2009 to 12/31/2009........................................................     1.165262
   01/01/2010 to 12/31/2010........................................................     1.788581
   01/01/2011 to 12/31/2011........................................................     2.059983
   01/01/2012 to 12/31/2012........................................................     1.748928
   01/01/2013 to 12/31/2013........................................................     2.234895
 Invesco Balanced-Risk Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012........................................................     1.010755
   01/01/2013 to 12/31/2013........................................................     1.049792
 Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap Value
   Sub-Account (Class B))
   04/30/2012 to 12/31/2012........................................................     2.619431
   01/01/2013 to 12/31/2013........................................................     2.697291
 Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap Value
   Sub-Account (Class B) and before that Neuberger Berman Mid Cap Value
   Sub-Account)
   01/01/2004 to 12/31/2004........................................................     1.813282
   01/01/2005 to 12/31/2005........................................................     2.198692
   01/01/2006 to 12/31/2006........................................................     2.432881
   01/01/2007 to 12/31/2007........................................................     2.674453
   01/01/2008 to 12/31/2008........................................................     2.728070
   01/01/2009 to 12/31/2009........................................................     1.416431
   01/01/2010 to 12/31/2010........................................................     2.068733
   01/01/2011 to 12/31/2011........................................................     2.577824
   01/01/2012 to 04/27/2012........................................................     2.378328
 Invesco Small Cap Growth Sub-account
   01/01/2004 to 12/31/2004........................................................     1.166732
   01/01/2005 to 12/31/2005........................................................     1.227546
   01/01/2006 to 12/31/2006........................................................     1.313857
   01/01/2007 to 12/31/2007........................................................     1.483088
   01/01/2008 to 12/31/2008........................................................     1.628351
   01/01/2009 to 12/31/2009........................................................     0.986272
   01/01/2010 to 12/31/2010........................................................     1.304737
   01/01/2011 to 12/31/2011........................................................     1.627539
   01/01/2012 to 12/31/2012........................................................     1.591574
   01/01/2013 to 12/31/2013........................................................     1.860107
 Jennison Growth Sub-Account (Class B)
   05/01/2005 to 12/31/2005........................................................     0.412046
   01/01/2006 to 12/31/2006........................................................     0.495770
   01/01/2007 to 12/31/2007........................................................     0.502487
   01/01/2008 to 12/31/2008........................................................     0.553280
   01/01/2009 to 12/31/2009........................................................     0.347050
   01/01/2010 to 12/31/2010........................................................     0.478815
   01/01/2011 to 12/31/2011........................................................     0.526895
   01/01/2012 to 12/31/2012........................................................     0.522037
   01/01/2013 to 12/31/2013........................................................     0.596318
 Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
   Sub-Account)
   05/01/2005 to 12/31/2005........................................................     8.032014
   01/01/2006 to 12/31/2006........................................................     8.735738
   01/01/2007 to 12/31/2007........................................................     9.293841
   01/01/2008 to 12/31/2008........................................................    10.499744
   01/01/2009 to 12/31/2009........................................................     5.611086
   01/01/2010 to 12/31/2010........................................................     7.971071
   01/01/2011 to 12/31/2011........................................................     8.620409
   01/01/2012 to 04/27/2012........................................................     8.404385



                                                                                          AUV AT         ACCUM UNITS
                                                                                     ENDING OF PERIOD   END OF PERIOD
                                                                                    ------------------ --------------
 Harris Oakmark International Sub-Account (Class B)
   01/01/2004 to 12/31/2004........................................................       1.408279        9,968,061
   01/01/2005 to 12/31/2005........................................................       1.590425       16,284,269
   01/01/2006 to 12/31/2006........................................................       2.025872       20,405,438
   01/01/2007 to 12/31/2007........................................................       1.980184       21,282,940
   01/01/2008 to 12/31/2008........................................................       1.157172       20,184,851
   01/01/2009 to 12/31/2009........................................................       1.773824       19,792,655
   01/01/2010 to 12/31/2010........................................................       2.041480       19,526,650
   01/01/2011 to 12/31/2011........................................................       1.730480       19,922,850
   01/01/2012 to 12/31/2012........................................................       2.210992       19,008,139
   01/01/2013 to 12/31/2013........................................................       2.852131       17,989,537
 Harris Oakmark International Sub-Account (Class E)
   01/01/2004 to 12/31/2004........................................................       1.413075        2,533,199
   01/01/2005 to 12/31/2005........................................................       1.596359        3,197,476
   01/01/2006 to 12/31/2006........................................................       2.035584        3,474,457
   01/01/2007 to 12/31/2007........................................................       1.992066        3,459,660
   01/01/2008 to 12/31/2008........................................................       1.165262        2,773,250
   01/01/2009 to 12/31/2009........................................................       1.788581        2,513,838
   01/01/2010 to 12/31/2010........................................................       2.059983        2,360,210
   01/01/2011 to 12/31/2011........................................................       1.748928        2,304,971
   01/01/2012 to 12/31/2012........................................................       2.234895        1,977,106
   01/01/2013 to 12/31/2013........................................................       2.886460        1,810,363
 Invesco Balanced-Risk Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012........................................................       1.049792        2,453,823
   01/01/2013 to 12/31/2013........................................................       1.057101        1,846,638
 Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap Value
   Sub-Account (Class B))
   04/30/2012 to 12/31/2012........................................................       2.697291        7,948,204
   01/01/2013 to 12/31/2013........................................................       3.474526        7,324,319
 Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap Value
   Sub-Account (Class B) and before that Neuberger Berman Mid Cap Value
   Sub-Account)
   01/01/2004 to 12/31/2004........................................................       2.198692        5,209,970
   01/01/2005 to 12/31/2005........................................................       2.432881        8,256,813
   01/01/2006 to 12/31/2006........................................................       2.674453        9,986,489
   01/01/2007 to 12/31/2007........................................................       2.728070       10,970,053
   01/01/2008 to 12/31/2008........................................................       1.416431       11,677,205
   01/01/2009 to 12/31/2009........................................................       2.068733       11,108,702
   01/01/2010 to 12/31/2010........................................................       2.577824        9,642,458
   01/01/2011 to 12/31/2011........................................................       2.378328        8,641,192
   01/01/2012 to 04/27/2012........................................................       2.632222                0
 Invesco Small Cap Growth Sub-account
   01/01/2004 to 12/31/2004........................................................       1.227546        2,741,236
   01/01/2005 to 12/31/2005........................................................       1.313857        3,080,384
   01/01/2006 to 12/31/2006........................................................       1.483088        2,830,369
   01/01/2007 to 12/31/2007........................................................       1.628351        2,498,856
   01/01/2008 to 12/31/2008........................................................       0.986272        2,237,821
   01/01/2009 to 12/31/2009........................................................       1.304737        2,219,860
   01/01/2010 to 12/31/2010........................................................       1.627539        1,903,533
   01/01/2011 to 12/31/2011........................................................       1.591574        1,733,598
   01/01/2012 to 12/31/2012........................................................       1.860107        1,820,244
   01/01/2013 to 12/31/2013........................................................       2.577615        1,685,344
 Jennison Growth Sub-Account (Class B)
   05/01/2005 to 12/31/2005........................................................       0.495770          372,314
   01/01/2006 to 12/31/2006........................................................       0.502487          834,092
   01/01/2007 to 12/31/2007........................................................       0.553280        1,110,375
   01/01/2008 to 12/31/2008........................................................       0.347050        1,270,553
   01/01/2009 to 12/31/2009........................................................       0.478815        3,406,704
   01/01/2010 to 12/31/2010........................................................       0.526895        3,728,902
   01/01/2011 to 12/31/2011........................................................       0.522037        4,698,221
   01/01/2012 to 12/31/2012........................................................       0.596318        9,104,119
   01/01/2013 to 12/31/2013........................................................       0.806037        7,543,557
 Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
   Sub-Account)
   05/01/2005 to 12/31/2005........................................................       8.735738           29,894
   01/01/2006 to 12/31/2006........................................................       9.293841           78,596
   01/01/2007 to 12/31/2007........................................................      10.499744          169,622
   01/01/2008 to 12/31/2008........................................................       5.611086          222,689
   01/01/2009 to 12/31/2009........................................................       7.971071          276,528
   01/01/2010 to 12/31/2010........................................................       8.620409          253,624
   01/01/2011 to 12/31/2011........................................................       8.404385          230,490
   01/01/2012 to 04/27/2012........................................................       9.462599                0

                                                                                        AUV AT
                                                                                     BEGINNING OF
                                                                                        PERIOD
                                                                                    --------------
 Jennison Growth Sub-Account (Class B) (previously Met/Putnam Voyager Sub-Account
   (Class B))
   05/01/2004 to 12/31/2004........................................................     0.426835
   01/01/2005 to 04/30/2005........................................................     0.446336
 Jennison Growth Sub-Account (Class E)
   05/01/2005 to 12/31/2005........................................................     0.412329
   01/01/2006 to 12/31/2006........................................................     0.496830
   01/01/2007 to 12/31/2007........................................................     0.503929
   01/01/2008 to 12/31/2008........................................................     0.555641
   01/01/2009 to 12/31/2009........................................................     0.348382
   01/01/2010 to 12/31/2010........................................................     0.481750
   01/01/2011 to 12/31/2011........................................................     0.530733
   01/01/2012 to 12/31/2012........................................................     0.526288
   01/01/2013 to 12/31/2013........................................................     0.601288
 Jennison Growth Sub-Account (Class E) (previously Met/Putnam Voyager Sub-Account
   (Class E))
   01/01/2004 to 12/31/2004........................................................     0.431385
   01/01/2005 to 04/30/2005........................................................     0.446340
 JPMorgan Global Active Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012........................................................     1.012809
   01/01/2013 to 12/31/2013........................................................     1.051842
 Loomis Sayles Global Markets Sub-Account (Class B)
   04/29/2013 to 12/31/2013........................................................    13.185557
 Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
   Sub-Account (Class B))
   04/28/2008 to 12/31/2008........................................................     9.998740
   01/01/2009 to 12/31/2009........................................................     8.000140
   01/01/2010 to 12/31/2010........................................................    10.109506
   01/01/2011 to 12/31/2011........................................................    11.175256
   01/01/2012 to 12/31/2012........................................................    11.283513
   01/01/2013 to 04/26/2013........................................................    12.547281
 Loomis Sayles Small Cap Core Sub-Account (Class B)
   05/01/2004 to 12/31/2004........................................................     2.401208
   01/01/2005 to 12/31/2005........................................................     2.725367
   01/01/2006 to 12/31/2006........................................................     2.874174
   01/01/2007 to 12/31/2007........................................................     3.307237
   01/01/2008 to 12/31/2008........................................................     3.649272
   01/01/2009 to 12/31/2009........................................................     2.306703
   01/01/2010 to 12/31/2010........................................................     2.962767
   01/01/2011 to 12/31/2011........................................................     3.725842
   01/01/2012 to 12/31/2012........................................................     3.695806
   01/01/2013 to 12/31/2013........................................................     4.174605
 Loomis Sayles Small Cap Core Sub-Account (Class E)
   01/01/2004 to 12/31/2004........................................................     2.390252
   01/01/2005 to 12/31/2005........................................................     2.745768
   01/01/2006 to 12/31/2006........................................................     2.898261
   01/01/2007 to 12/31/2007........................................................     3.338152
   01/01/2008 to 12/31/2008........................................................     3.686879
   01/01/2009 to 12/31/2009........................................................     2.332819
   01/01/2010 to 12/31/2010........................................................     2.999167
   01/01/2011 to 12/31/2011........................................................     3.775484
   01/01/2012 to 12/31/2012........................................................     3.748848
   01/01/2013 to 12/31/2013........................................................     4.238650
 Loomis Sayles Small Cap Growth Sub-Account
   01/01/2004 to 12/31/2004........................................................     0.896067
   01/01/2005 to 12/31/2005........................................................     0.984537
   01/01/2006 to 12/31/2006........................................................     1.016048
   01/01/2007 to 12/31/2007........................................................     1.102095
   01/01/2008 to 12/31/2008........................................................     1.136435
   01/01/2009 to 12/31/2009........................................................     0.659333
   01/01/2010 to 12/31/2010........................................................     0.845220
   01/01/2011 to 12/31/2011........................................................     1.097485
   01/01/2012 to 12/31/2012........................................................     1.114747
   01/01/2013 to 12/31/2013........................................................     1.221981



                                                                                          AUV AT         ACCUM UNITS
                                                                                     ENDING OF PERIOD   END OF PERIOD
                                                                                    ------------------ --------------
 Jennison Growth Sub-Account (Class B) (previously Met/Putnam Voyager Sub-Account
   (Class B))
   05/01/2004 to 12/31/2004........................................................       0.446336           83,090
   01/01/2005 to 04/30/2005........................................................       0.407095                0
 Jennison Growth Sub-Account (Class E)
   05/01/2005 to 12/31/2005........................................................       0.496830        3,192,387
   01/01/2006 to 12/31/2006........................................................       0.503929        3,201,902
   01/01/2007 to 12/31/2007........................................................       0.555641        2,656,436
   01/01/2008 to 12/31/2008........................................................       0.348382        2,346,588
   01/01/2009 to 12/31/2009........................................................       0.481750        2,510,651
   01/01/2010 to 12/31/2010........................................................       0.530733        2,481,292
   01/01/2011 to 12/31/2011........................................................       0.526288        2,433,704
   01/01/2012 to 12/31/2012........................................................       0.601288        2,900,310
   01/01/2013 to 12/31/2013........................................................       0.813772        2,351,047
 Jennison Growth Sub-Account (Class E) (previously Met/Putnam Voyager Sub-Account
   (Class E))
   01/01/2004 to 12/31/2004........................................................       0.446340        3,453,420
   01/01/2005 to 04/30/2005........................................................       0.411153                0
 JPMorgan Global Active Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012........................................................       1.051842          295,712
   01/01/2013 to 12/31/2013........................................................       1.154057        1,199,890
 Loomis Sayles Global Markets Sub-Account (Class B)
   04/29/2013 to 12/31/2013........................................................      14.515793          124,802
 Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
   Sub-Account (Class B))
   04/28/2008 to 12/31/2008........................................................       8.000140           17,561
   01/01/2009 to 12/31/2009........................................................      10.109506          128,691
   01/01/2010 to 12/31/2010........................................................      11.175256          201,272
   01/01/2011 to 12/31/2011........................................................      11.283513          254,207
   01/01/2012 to 12/31/2012........................................................      12.547281          232,617
   01/01/2013 to 04/26/2013........................................................      13.107714                0
 Loomis Sayles Small Cap Core Sub-Account (Class B)
   05/01/2004 to 12/31/2004........................................................       2.725367          300,389
   01/01/2005 to 12/31/2005........................................................       2.874174        1,328,797
   01/01/2006 to 12/31/2006........................................................       3.307237        2,293,441
   01/01/2007 to 12/31/2007........................................................       3.649272        2,877,648
   01/01/2008 to 12/31/2008........................................................       2.306703        3,215,282
   01/01/2009 to 12/31/2009........................................................       2.962767        3,694,704
   01/01/2010 to 12/31/2010........................................................       3.725842        3,314,495
   01/01/2011 to 12/31/2011........................................................       3.695806        2,896,934
   01/01/2012 to 12/31/2012........................................................       4.174605        2,797,182
   01/01/2013 to 12/31/2013........................................................       5.805914        2,450,471
 Loomis Sayles Small Cap Core Sub-Account (Class E)
   01/01/2004 to 12/31/2004........................................................       2.745768        4,603,794
   01/01/2005 to 12/31/2005........................................................       2.898261        4,742,441
   01/01/2006 to 12/31/2006........................................................       3.338152        4,422,117
   01/01/2007 to 12/31/2007........................................................       3.686879        3,933,129
   01/01/2008 to 12/31/2008........................................................       2.332819        3,505,825
   01/01/2009 to 12/31/2009........................................................       2.999167        3,027,847
   01/01/2010 to 12/31/2010........................................................       3.775484        2,589,672
   01/01/2011 to 12/31/2011........................................................       3.748848        2,234,996
   01/01/2012 to 12/31/2012........................................................       4.238650        1,932,205
   01/01/2013 to 12/31/2013........................................................       5.900929        1,637,609
 Loomis Sayles Small Cap Growth Sub-Account
   01/01/2004 to 12/31/2004........................................................       0.984537        6,743,180
   01/01/2005 to 12/31/2005........................................................       1.016048        8,146,418
   01/01/2006 to 12/31/2006........................................................       1.102095        9,589,427
   01/01/2007 to 12/31/2007........................................................       1.136435        9,641,364
   01/01/2008 to 12/31/2008........................................................       0.659333       10,254,621
   01/01/2009 to 12/31/2009........................................................       0.845220       10,427,941
   01/01/2010 to 12/31/2010........................................................       1.097485        9,719,492
   01/01/2011 to 12/31/2011........................................................       1.114747        8,804,707
   01/01/2012 to 12/31/2012........................................................       1.221981        8,344,641
   01/01/2013 to 12/31/2013........................................................       1.792445        7,109,158

                                                                                       AUV AT
                                                                                    BEGINNING OF
                                                                                       PERIOD
                                                                                   --------------
 Lord Abbett Bond Debenture Sub-Account
   01/01/2004 to 12/31/2004.......................................................     1.609827
   01/01/2005 to 12/31/2005.......................................................     1.721334
   01/01/2006 to 12/31/2006.......................................................     1.727117
   01/01/2007 to 12/31/2007.......................................................     1.863611
   01/01/2008 to 12/31/2008.......................................................     1.962852
   01/01/2009 to 12/31/2009.......................................................     1.579380
   01/01/2010 to 12/31/2010.......................................................     2.135462
   01/01/2011 to 12/31/2011.......................................................     2.384763
   01/01/2012 to 12/31/2012.......................................................     2.462675
   01/01/2013 to 12/31/2013.......................................................     2.749556
 Met/Artisan Mid Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004.......................................................     3.096339
   01/01/2005 to 12/31/2005.......................................................     3.365533
   01/01/2006 to 12/31/2006.......................................................     3.650141
   01/01/2007 to 12/31/2007.......................................................     4.047789
   01/01/2008 to 12/31/2008.......................................................     3.718169
   01/01/2009 to 12/31/2009.......................................................     1.979894
   01/01/2010 to 12/31/2010.......................................................     2.763609
   01/01/2011 to 12/31/2011.......................................................     3.135268
   01/01/2012 to 12/31/2012.......................................................     3.300660
   01/01/2013 to 12/31/2013.......................................................     3.640603
 Met/Artisan Mid Cap Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004.......................................................     3.163837
   01/01/2005 to 12/31/2005.......................................................     3.433184
   01/01/2006 to 12/31/2006.......................................................     3.727094
   01/01/2007 to 12/31/2007.......................................................     4.137273
   01/01/2008 to 12/31/2008.......................................................     3.804158
   01/01/2009 to 12/31/2009.......................................................     2.027693
   01/01/2010 to 12/31/2010.......................................................     2.833091
   01/01/2011 to 12/31/2011.......................................................     3.217247
   01/01/2012 to 12/31/2012.......................................................     3.390385
   01/01/2013 to 12/31/2013.......................................................     3.743338
 Met/Franklin Low Duration Total Return Sub-Account
   05/02/2011 to 12/31/2011.......................................................     9.988425
   01/01/2012 to 12/31/2012.......................................................     9.783548
   01/01/2013 to 12/31/2013.......................................................    10.096437
 MetLife Aggressive Strategy Sub-Account
   05/02/2011 to 12/31/2011.......................................................    12.344913
   01/01/2012 to 12/31/2012.......................................................    10.590019
   01/01/2013 to 12/31/2013.......................................................    12.220931
 MetLife Aggressive Strategy Sub-Account (previously MetLife Aggressive Allocation
   Sub-Account )
   05/01/2005 to 12/31/2005.......................................................     9.999055
   01/01/2006 to 12/31/2006.......................................................    11.169288
   01/01/2007 to 12/31/2007.......................................................    12.770955
   01/01/2008 to 12/31/2008.......................................................    13.036832
   01/01/2009 to 12/31/2009.......................................................     7.674550
   01/01/2010 to 12/31/2010.......................................................     9.975845
   01/01/2011 to 04/29/2011.......................................................    11.409204
 MetLife Balanced Plus Sub-Account
   04/30/2012 to 12/31/2012.......................................................    10.026427
   01/01/2013 to 12/31/2013.......................................................    10.509204
 MetLife Conservative Allocation Sub-Account
   05/01/2005 to 12/31/2005.......................................................     9.999055
   01/01/2006 to 12/31/2006.......................................................    10.317034
   01/01/2007 to 12/31/2007.......................................................    10.902214
   01/01/2008 to 12/31/2008.......................................................    11.377287
   01/01/2009 to 12/31/2009.......................................................     9.628698
   01/01/2010 to 12/31/2010.......................................................    11.472322
   01/01/2011 to 12/31/2011.......................................................    12.481166
   01/01/2012 to 12/31/2012.......................................................    12.740046
   01/01/2013 to 12/31/2013.......................................................    13.749661
 MetLife Conservative to Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005.......................................................     9.999055
   01/01/2006 to 12/31/2006.......................................................    10.535322
   01/01/2007 to 12/31/2007.......................................................    11.396525
   01/01/2008 to 12/31/2008.......................................................    11.807528
   01/01/2009 to 12/31/2009.......................................................     9.151441
   01/01/2010 to 12/31/2010.......................................................    11.188809
   01/01/2011 to 12/31/2011.......................................................    12.335830
   01/01/2012 to 12/31/2012.......................................................    12.322980
   01/01/2013 to 12/31/2013.......................................................    13.577549



                                                                                         AUV AT         ACCUM UNITS
                                                                                    ENDING OF PERIOD   END OF PERIOD
                                                                                   ------------------ --------------
 Lord Abbett Bond Debenture Sub-Account
   01/01/2004 to 12/31/2004.......................................................       1.721334        9,039,529
   01/01/2005 to 12/31/2005.......................................................       1.727117       12,161,562
   01/01/2006 to 12/31/2006.......................................................       1.863611       14,355,332
   01/01/2007 to 12/31/2007.......................................................       1.962852       15,753,529
   01/01/2008 to 12/31/2008.......................................................       1.579380       13,447,224
   01/01/2009 to 12/31/2009.......................................................       2.135462       12,870,565
   01/01/2010 to 12/31/2010.......................................................       2.384763       11,760,674
   01/01/2011 to 12/31/2011.......................................................       2.462675       10,915,476
   01/01/2012 to 12/31/2012.......................................................       2.749556        9,761,695
   01/01/2013 to 12/31/2013.......................................................       2.934995        9,557,836
 Met/Artisan Mid Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004.......................................................       3.365533        1,370,253
   01/01/2005 to 12/31/2005.......................................................       3.650141        3,318,068
   01/01/2006 to 12/31/2006.......................................................       4.047789        4,449,531
   01/01/2007 to 12/31/2007.......................................................       3.718169        4,485,320
   01/01/2008 to 12/31/2008.......................................................       1.979894        4,563,854
   01/01/2009 to 12/31/2009.......................................................       2.763609        4,591,313
   01/01/2010 to 12/31/2010.......................................................       3.135268        4,256,470
   01/01/2011 to 12/31/2011.......................................................       3.300660        3,793,319
   01/01/2012 to 12/31/2012.......................................................       3.640603        3,563,500
   01/01/2013 to 12/31/2013.......................................................       4.912939        3,198,634
 Met/Artisan Mid Cap Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004.......................................................       3.433184       14,747,612
   01/01/2005 to 12/31/2005.......................................................       3.727094       13,867,196
   01/01/2006 to 12/31/2006.......................................................       4.137273       12,094,110
   01/01/2007 to 12/31/2007.......................................................       3.804158       10,867,283
   01/01/2008 to 12/31/2008.......................................................       2.027693        9,689,704
   01/01/2009 to 12/31/2009.......................................................       2.833091        8,769,675
   01/01/2010 to 12/31/2010.......................................................       3.217247        7,915,072
   01/01/2011 to 12/31/2011.......................................................       3.390385        6,845,528
   01/01/2012 to 12/31/2012.......................................................       3.743338        5,952,725
   01/01/2013 to 12/31/2013.......................................................       5.056777        4,962,122
 Met/Franklin Low Duration Total Return Sub-Account
   05/02/2011 to 12/31/2011.......................................................       9.783548           42,984
   01/01/2012 to 12/31/2012.......................................................      10.096437           68,595
   01/01/2013 to 12/31/2013.......................................................      10.096845          264,062
 MetLife Aggressive Strategy Sub-Account
   05/02/2011 to 12/31/2011.......................................................      10.590019          844,841
   01/01/2012 to 12/31/2012.......................................................      12.220931          764,602
   01/01/2013 to 12/31/2013.......................................................      15.646021          737,347
 MetLife Aggressive Strategy Sub-Account (previously MetLife Aggressive Allocation
   Sub-Account )
   05/01/2005 to 12/31/2005.......................................................      11.169288           24,530
   01/01/2006 to 12/31/2006.......................................................      12.770955          349,460
   01/01/2007 to 12/31/2007.......................................................      13.036832          595,402
   01/01/2008 to 12/31/2008.......................................................       7.674550          762,897
   01/01/2009 to 12/31/2009.......................................................       9.975845          884,467
   01/01/2010 to 12/31/2010.......................................................      11.409204          905,435
   01/01/2011 to 04/29/2011.......................................................      12.381697                0
 MetLife Balanced Plus Sub-Account
   04/30/2012 to 12/31/2012.......................................................      10.509204          134,455
   01/01/2013 to 12/31/2013.......................................................      11.881081          417,368
 MetLife Conservative Allocation Sub-Account
   05/01/2005 to 12/31/2005.......................................................      10.317034            7,268
   01/01/2006 to 12/31/2006.......................................................      10.902214           59,113
   01/01/2007 to 12/31/2007.......................................................      11.377287          282,342
   01/01/2008 to 12/31/2008.......................................................       9.628698          792,455
   01/01/2009 to 12/31/2009.......................................................      11.472322        1,541,408
   01/01/2010 to 12/31/2010.......................................................      12.481166        2,022,129
   01/01/2011 to 12/31/2011.......................................................      12.740046        2,118,894
   01/01/2012 to 12/31/2012.......................................................      13.749661        2,448,576
   01/01/2013 to 12/31/2013.......................................................      14.175030        1,830,066
 MetLife Conservative to Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005.......................................................      10.535322          151,983
   01/01/2006 to 12/31/2006.......................................................      11.396525          542,136
   01/01/2007 to 12/31/2007.......................................................      11.807528        1,911,543
   01/01/2008 to 12/31/2008.......................................................       9.151441        2,651,607
   01/01/2009 to 12/31/2009.......................................................      11.188809        3,381,292
   01/01/2010 to 12/31/2010.......................................................      12.335830        3,289,556
   01/01/2011 to 12/31/2011.......................................................      12.322980        3,314,000
   01/01/2012 to 12/31/2012.......................................................      13.577549        3,101,112
   01/01/2013 to 12/31/2013.......................................................      14.888679        3,206,416

                                                                                      AUV AT
                                                                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                                  -------------- ------------------ --------------
 MetLife Growth Strategy Sub-Account (Class B)
   04/29/2013 to 12/31/2013......................................................    11.775792        13.445827          736,874
 MetLife Growth Strategy Sub-Account (Class B) (previously Met/Franklin Templeton
   Founding Strategy Sub-Account (Class B))
   04/28/2008 to 12/31/2008......................................................     9.998740         7.045771          385,070
   01/01/2009 to 12/31/2009......................................................     7.045771         8.953873          738,878
   01/01/2010 to 12/31/2010......................................................     8.953873         9.740721          812,459
   01/01/2011 to 12/31/2011......................................................     9.740721         9.460054          808,468
   01/01/2012 to 12/31/2012......................................................     9.460054        10.859140          730,212
   01/01/2013 to 04/26/2013......................................................    10.859140        11.699736                0
 MetLife Mid Cap Stock Index Sub-Account
   01/01/2004 to 12/31/2004......................................................     1.153856         1.319938        7,335,056
   01/01/2005 to 12/31/2005......................................................     1.319938         1.461744        8,344,977
   01/01/2006 to 12/31/2006......................................................     1.461744         1.587065        9,084,788
   01/01/2007 to 12/31/2007......................................................     1.587065         1.686745        8,784,510
   01/01/2008 to 12/31/2008......................................................     1.686745         1.060829        8,755,243
   01/01/2009 to 12/31/2009......................................................     1.060829         1.434368        9,832,778
   01/01/2010 to 12/31/2010......................................................     1.434368         1.786577        8,895,273
   01/01/2011 to 12/31/2011......................................................     1.786577         1.727558        8,180,412
   01/01/2012 to 12/31/2012......................................................     1.727558         2.003639        7,850,227
   01/01/2013 to 12/31/2013......................................................     2.003639         2.631009        6,987,376
 MetLife Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005......................................................     9.999055        10.766505          830,877
   01/01/2006 to 12/31/2006......................................................    10.766505        11.903852        2,840,488
   01/01/2007 to 12/31/2007......................................................    11.903852        12.278437        6,984,165
   01/01/2008 to 12/31/2008......................................................    12.278437         8.662263        9,916,917
   01/01/2009 to 12/31/2009......................................................     8.662263        10.835069       11,983,668
   01/01/2010 to 12/31/2010......................................................    10.835069        12.122005       12,357,965
   01/01/2011 to 12/31/2011......................................................    12.122005        11.819644       11,964,748
   01/01/2012 to 12/31/2012......................................................    11.819644        13.230887       11,600,585
   01/01/2013 to 12/31/2013......................................................    13.230887        15.431890       10,977,627
 MetLife Moderate to Aggressive Allocation Sub-Account
   05/01/2005 to 12/31/2005......................................................     9.999055        10.992739          483,478
   01/01/2006 to 12/31/2006......................................................    10.992739        12.412295        3,516,873
   01/01/2007 to 12/31/2007......................................................    12.412295        12.741993       13,893,994
   01/01/2008 to 12/31/2008......................................................    12.741993         8.172701       18,895,032
   01/01/2009 to 12/31/2009......................................................     8.172701        10.429826       20,623,462
   01/01/2010 to 12/31/2010......................................................    10.429826        11.826184       19,173,594
   01/01/2011 to 12/31/2011......................................................    11.826184        11.250245       18,328,419
   01/01/2012 to 12/31/2012......................................................    11.250245        12.832094       17,737,906
   01/01/2013 to 12/31/2013......................................................    12.832094        15.769380       17,178,534
 MetLife Multi-Index Targeted Risk Sub-Account (Class B)
   04/29/2013 to 12/31/2013......................................................    10.810504        11.322879           22,636
 MetLife Stock Index Sub-Account
   01/01/2004 to 12/31/2004......................................................     3.496726         3.811946        5,142,665
   01/01/2005 to 12/31/2005......................................................     3.811946         3.933377        5,401,947
   01/01/2006 to 12/31/2006......................................................     3.933377         4.479032        5,242,174
   01/01/2007 to 12/31/2007......................................................     4.479032         4.647803        4,774,960
   01/01/2008 to 12/31/2008......................................................     4.647803         2.882609        5,006,580
   01/01/2009 to 12/31/2009......................................................     2.882609         3.588294        5,828,952
   01/01/2010 to 12/31/2010......................................................     3.588294         4.061293        5,492,792
   01/01/2011 to 12/31/2011......................................................     4.061293         4.080605        4,965,282
   01/01/2012 to 12/31/2012......................................................     4.080605         4.656057        4,636,123
   01/01/2013 to 12/31/2013......................................................     4.656057         6.061857        4,378,795
 MFS(R) Investors Trust Sub-Account (Class B)
   05/01/2004 to 12/31/2004......................................................     7.787457         8.647002            9,665
   01/01/2005 to 12/31/2005......................................................     8.647002         9.138390           20,535
   01/01/2006 to 04/30/2006......................................................     9.138390         9.558607           29,169
 MFS(R) Investors Trust Sub-Account (Class E)
   01/01/2004 to 12/31/2004......................................................     0.790862         0.869966        4,638,502
   01/01/2005 to 12/31/2005......................................................     0.869966         0.921227        4,584,532
   01/01/2006 to 04/30/2006......................................................     0.921227         0.963902                0
 MFS(R) Investors Trust Sub-Account (previously MFS(R) Research Managers
   Sub-Account)
   01/01/2004 to 04/30/2004......................................................     0.809503         0.824834        1,931,513

                                                                                 AUV AT
                                                                              BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                 PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                             -------------- ------------------ --------------
 MFS(R) Research International Sub-Account
   01/01/2004 to 12/31/2004.................................................   0.967070           1.142973        8,360,916
   01/01/2005 to 12/31/2005.................................................   1.142973           1.315501       10,997,444
   01/01/2006 to 12/31/2006.................................................   1.315501           1.645958       12,926,162
   01/01/2007 to 12/31/2007.................................................   1.645958           1.843291       13,818,599
   01/01/2008 to 12/31/2008.................................................   1.843291           1.050197       17,805,194
   01/01/2009 to 12/31/2009.................................................   1.050197           1.365904       19,077,577
   01/01/2010 to 12/31/2010.................................................   1.365904           1.504287       17,097,092
   01/01/2011 to 12/31/2011.................................................   1.504287           1.327790       16,001,332
   01/01/2012 to 12/31/2012.................................................   1.327790           1.531828       15,710,781
   01/01/2013 to 12/31/2013.................................................   1.531828           1.805930       14,867,014
 MFS(R) Total Return Sub-Account
   05/01/2004 to 12/31/2004.................................................   3.836332           4.178340        2,030,803
   01/01/2005 to 12/31/2005.................................................   4.178340           4.248456        2,996,302
   01/01/2006 to 12/31/2006.................................................   4.248456           4.701210        3,176,630
   01/01/2007 to 12/31/2007.................................................   4.701210           4.838519        3,226,616
   01/01/2008 to 12/31/2008.................................................   4.838519           3.714131        2,711,425
   01/01/2009 to 12/31/2009.................................................   3.714131           4.343711        2,509,240
   01/01/2010 to 12/31/2010.................................................   4.343711           4.714789        2,388,428
   01/01/2011 to 12/31/2011.................................................   4.714789           4.761614        2,145,221
   01/01/2012 to 12/31/2012.................................................   4.761614           5.239168        1,919,764
   01/01/2013 to 12/31/2013.................................................   5.239168           6.147758        1,903,436
 MFS(R) Total Return Sub-Account (previously Balanced Sub-Account)
   01/01/2004 to 04/30/2004.................................................   1.511755           1.499786        4,349,772
 MFS(R) Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004.................................................   1.230199           1.329755        2,077,579
   01/01/2005 to 12/31/2005.................................................   1.329755           1.292898        6,777,537
   01/01/2006 to 12/31/2006.................................................   1.292898           1.506150        7,944,239
   01/01/2007 to 12/31/2007.................................................   1.506150           1.428893        8,029,025
   01/01/2008 to 12/31/2008.................................................   1.428893           0.936451        8,573,069
   01/01/2009 to 12/31/2009.................................................   0.936451           1.116307        9,483,637
   01/01/2010 to 12/31/2010.................................................   1.116307           1.226916        9,505,617
   01/01/2011 to 12/31/2011.................................................   1.226916           1.220666        9,064,226
   01/01/2012 to 12/31/2012.................................................   1.220666           1.403545        8,561,645
   01/01/2013 to 12/31/2013.................................................   1.403545           1.878482       10,244,830
 MFS(R) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
   (Class B))
   05/01/2004 to 12/31/2004.................................................   2.365503           2.672659           80,300
   01/01/2005 to 12/31/2005.................................................   2.672659           2.917798          476,645
   01/01/2006 to 12/31/2006.................................................   2.917798           3.220868          977,870
   01/01/2007 to 12/31/2007.................................................   3.220868           3.309276        1,135,793
   01/01/2008 to 12/31/2008.................................................   3.309276           1.992201          962,880
   01/01/2009 to 12/31/2009.................................................   1.992201           2.392582          930,635
   01/01/2010 to 12/31/2010.................................................   2.392582           2.702936          958,127
   01/01/2011 to 12/31/2011.................................................   2.702936           2.501500          803,212
   01/01/2012 to 12/31/2012.................................................   2.501500           2.855308          683,458
   01/01/2013 to 04/26/2013.................................................   2.855308           3.146064                0
 MFS(R) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
   Sub-Account (Class B))
   04/28/2008 to 12/31/2008.................................................   9.998740           6.611535           25,904
   01/01/2009 to 12/31/2009.................................................   6.611535           8.162357          132,588
   01/01/2010 to 12/31/2010.................................................   8.162357           8.958528          235,164
   01/01/2011 to 12/31/2011.................................................   8.958528           8.807874          199,418
   01/01/2012 to 12/31/2012.................................................   8.807874           9.918288          200,388
   01/01/2013 to 04/26/2013.................................................   9.918288          10.873226                0
 MFS(R) Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004.................................................   1.215874           1.337643       11,067,763
   01/01/2005 to 12/31/2005.................................................   1.337643           1.301992       11,137,622
   01/01/2006 to 12/31/2006.................................................   1.301992           1.517964       10,194,359
   01/01/2007 to 12/31/2007.................................................   1.517964           1.441564        8,867,641
   01/01/2008 to 12/31/2008.................................................   1.441564           0.946068        7,557,362
   01/01/2009 to 12/31/2009.................................................   0.946068           1.128574        7,281,661
   01/01/2010 to 12/31/2010.................................................   1.128574           1.241225        6,987,280
   01/01/2011 to 12/31/2011.................................................   1.241225           1.236950        6,112,907
   01/01/2012 to 12/31/2012.................................................   1.236950           1.423187        5,105,383
   01/01/2013 to 12/31/2013.................................................   1.423187           1.908259        5,444,232

                                                                                            AUV AT
                                                                                         BEGINNING OF
                                                                                            PERIOD
                                                                                        --------------
 MFS(R) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account (Class E))
   01/01/2004 to 12/31/2004............................................................   2.402457
   01/01/2005 to 12/31/2005............................................................   2.697006
   01/01/2006 to 12/31/2006............................................................   2.946950
   01/01/2007 to 12/31/2007............................................................   3.256193
   01/01/2008 to 12/31/2008............................................................   3.348856
   01/01/2009 to 12/31/2009............................................................   2.018308
   01/01/2010 to 12/31/2010............................................................   2.427375
   01/01/2011 to 12/31/2011............................................................   2.745099
   01/01/2012 to 12/31/2012............................................................   2.542878
   01/01/2013 to 04/26/2013............................................................   2.905509
 Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010............................................................   1.330574
   01/01/2011 to 12/31/2011............................................................   1.547910
   01/01/2012 to 12/31/2012............................................................   1.424325
   01/01/2013 to 12/31/2013............................................................   1.538642
 Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
   Sub-Account)
   01/01/2004 to 04/30/2004............................................................   1.140188
 Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
   Sub-Account and before that Janus Mid Cap Sub-Account))
   01/01/2004 to 12/31/2004............................................................   1.456818
   01/01/2005 to 12/31/2005............................................................   1.682450
   01/01/2006 to 12/31/2006............................................................   1.774090
   01/01/2007 to 12/31/2007............................................................   1.956578
   01/01/2008 to 12/31/2008............................................................   2.090955
   01/01/2009 to 12/31/2009............................................................   0.921211
   01/01/2010 to 04/30/2010............................................................   1.216050
 MSCI EAFE(R) Index Sub-Account
   01/01/2004 to 12/31/2004............................................................   0.957843
   01/01/2005 to 12/31/2005............................................................   1.129340
   01/01/2006 to 12/31/2006............................................................   1.260846
   01/01/2007 to 12/31/2007............................................................   1.563644
   01/01/2008 to 12/31/2008............................................................   1.708280
   01/01/2009 to 12/31/2009............................................................   0.976071
   01/01/2010 to 12/31/2010............................................................   1.237867
   01/01/2011 to 12/31/2011............................................................   1.320550
   01/01/2012 to 12/31/2012............................................................   1.140350
   01/01/2013 to 12/31/2013............................................................   1.330424
 Neuberger Berman Genesis Sub-account (previously BlackRock Strategic Value
   Sub-Account (Class B))
   05/01/2004 to 12/31/2004............................................................   1.626631
   01/01/2005 to 12/31/2005............................................................   1.833047
   01/01/2006 to 12/31/2006............................................................   1.882997
   01/01/2007 to 12/31/2007............................................................   2.167606
   01/01/2008 to 12/31/2008............................................................   2.063593
   01/01/2009 to 12/31/2009............................................................   1.253431
   01/01/2010 to 12/31/2010............................................................   1.398131
   01/01/2011 to 12/31/2011............................................................   1.677123
   01/01/2012 to 12/31/2012............................................................   1.749284
   01/01/2013 to 12/31/2013............................................................   1.897831
 Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap
   Sub-Account (Class B))
   01/01/2004 to 12/31/2004............................................................   1.209365
   01/01/2005 to 12/31/2005............................................................   1.367680
   01/01/2006 to 12/31/2006............................................................   1.461043
   01/01/2007 to 12/31/2007............................................................   1.656344
   01/01/2008 to 12/31/2008............................................................   1.592926
   01/01/2009 to 12/31/2009............................................................   0.971556
   01/01/2010 to 12/31/2010............................................................   1.313523
   01/01/2011 to 12/31/2011............................................................   1.595336
   01/01/2012 to 12/31/2012............................................................   1.493923
   01/01/2013 to 04/26/2013............................................................   1.554812



                                                                                              AUV AT         ACCUM UNITS
                                                                                         ENDING OF PERIOD   END OF PERIOD
                                                                                        ------------------ --------------
 MFS(R) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account (Class E))
   01/01/2004 to 12/31/2004............................................................     2.697006          1,058,978
   01/01/2005 to 12/31/2005............................................................     2.946950          1,051,934
   01/01/2006 to 12/31/2006............................................................     3.256193          1,110,483
   01/01/2007 to 12/31/2007............................................................     3.348856          1,006,488
   01/01/2008 to 12/31/2008............................................................     2.018308            865,847
   01/01/2009 to 12/31/2009............................................................     2.427375            852,064
   01/01/2010 to 12/31/2010............................................................     2.745099            834,399
   01/01/2011 to 12/31/2011............................................................     2.542878            763,367
   01/01/2012 to 12/31/2012............................................................     2.905509            671,437
   01/01/2013 to 04/26/2013............................................................     3.202514                  0
 Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010............................................................     1.547910          3,895,134
   01/01/2011 to 12/31/2011............................................................     1.424325          3,605,437
   01/01/2012 to 12/31/2012............................................................     1.538642          3,510,961
   01/01/2013 to 12/31/2013............................................................     2.114622          2,945,655
 Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
   Sub-Account)
   01/01/2004 to 04/30/2004............................................................     1.130795          2,954,746
 Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
   Sub-Account and before that Janus Mid Cap Sub-Account))
   01/01/2004 to 12/31/2004............................................................     1.682450          4,503,752
   01/01/2005 to 12/31/2005............................................................     1.774090          4,448,034
   01/01/2006 to 12/31/2006............................................................     1.956578          4,127,653
   01/01/2007 to 12/31/2007............................................................     2.090955          3,973,228
   01/01/2008 to 12/31/2008............................................................     0.921211          3,921,022
   01/01/2009 to 12/31/2009............................................................     1.216050          4,001,144
   01/01/2010 to 04/30/2010............................................................     1.317217                  0
 MSCI EAFE(R) Index Sub-Account
   01/01/2004 to 12/31/2004............................................................     1.129340          8,721,376
   01/01/2005 to 12/31/2005............................................................     1.260846         10,320,319
   01/01/2006 to 12/31/2006............................................................     1.563644         11,042,309
   01/01/2007 to 12/31/2007............................................................     1.708280         11,955,730
   01/01/2008 to 12/31/2008............................................................     0.976071         12,740,429
   01/01/2009 to 12/31/2009............................................................     1.237867         13,628,952
   01/01/2010 to 12/31/2010............................................................     1.320550         13,082,892
   01/01/2011 to 12/31/2011............................................................     1.140350         12,644,141
   01/01/2012 to 12/31/2012............................................................     1.330424         12,198,755
   01/01/2013 to 12/31/2013............................................................     1.598255         12,030,354
 Neuberger Berman Genesis Sub-account (previously BlackRock Strategic Value
   Sub-Account (Class B))
   05/01/2004 to 12/31/2004............................................................     1.833047          2,779,549
   01/01/2005 to 12/31/2005............................................................     1.882997          5,523,544
   01/01/2006 to 12/31/2006............................................................     2.167606          6,291,565
   01/01/2007 to 12/31/2007............................................................     2.063593          6,557,708
   01/01/2008 to 12/31/2008............................................................     1.253431          6,669,517
   01/01/2009 to 12/31/2009............................................................     1.398131          7,019,257
   01/01/2010 to 12/31/2010............................................................     1.677123          6,888,632
   01/01/2011 to 12/31/2011............................................................     1.749284          6,038,408
   01/01/2012 to 12/31/2012............................................................     1.897831          5,748,262
   01/01/2013 to 12/31/2013............................................................     2.592604          6,811,994
 Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap
   Sub-Account (Class B))
   01/01/2004 to 12/31/2004............................................................     1.367680          5,283,165
   01/01/2005 to 12/31/2005............................................................     1.461043          5,799,526
   01/01/2006 to 12/31/2006............................................................     1.656344          6,140,949
   01/01/2007 to 12/31/2007............................................................     1.592926          7,222,657
   01/01/2008 to 12/31/2008............................................................     0.971556          6,889,859
   01/01/2009 to 12/31/2009............................................................     1.313523          6,664,418
   01/01/2010 to 12/31/2010............................................................     1.595336          6,099,277
   01/01/2011 to 12/31/2011............................................................     1.493923          5,074,869
   01/01/2012 to 12/31/2012............................................................     1.554812          5,137,719
   01/01/2013 to 04/26/2013............................................................     1.687184                  0

                                                                                      AUV AT
                                                                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                                  -------------- ------------------ --------------
 Neuberger Berman Genesis Sub-account (previously BlackRock Strategic Value
   Sub-Account (Class E))
   01/01/2004 to 12/31/2004......................................................     1.614079         1.837570       22,522,556
   01/01/2005 to 12/31/2005......................................................     1.837570         1.888488       20,398,176
   01/01/2006 to 12/31/2006......................................................     1.888488         2.177644       17,872,678
   01/01/2007 to 12/31/2007......................................................     2.177644         2.075611       15,735,424
   01/01/2008 to 12/31/2008......................................................     2.075611         1.261848       13,874,737
   01/01/2009 to 12/31/2009......................................................     1.261848         1.408603       13,709,982
   01/01/2010 to 12/31/2010......................................................     1.408603         1.691226       12,375,806
   01/01/2011 to 12/31/2011......................................................     1.691226         1.764859       10,583,644
   01/01/2012 to 12/31/2012......................................................     1.764859         1.917318        9,269,060
   01/01/2013 to 12/31/2013......................................................     1.917318         2.622717        9,618,942
 Oppenheimer Global Equity Sub-Account (Class B)
   05/01/2004 to 12/31/2004......................................................    12.983513        15.001713            7,183
   01/01/2005 to 12/31/2005......................................................    15.001713        17.200474           75,986
   01/01/2006 to 12/31/2006......................................................    17.200474        19.784749          221,134
   01/01/2007 to 12/31/2007......................................................    19.784749        20.781961          304,771
   01/01/2008 to 12/31/2008......................................................    20.781961        12.211547          300,693
   01/01/2009 to 12/31/2009......................................................    12.211547        16.876723          355,031
   01/01/2010 to 12/31/2010......................................................    16.876723        19.341051          393,488
   01/01/2011 to 12/31/2011......................................................    19.341051        17.513241          334,600
   01/01/2012 to 12/31/2012......................................................    17.513241        20.977864          346,506
   01/01/2013 to 12/31/2013......................................................    20.977864        26.360787          421,028
 Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
   Sub-Account (Class B))
   04/28/2008 to 12/31/2008......................................................     9.998740         6.580617           14,195
   01/01/2009 to 12/31/2009......................................................     6.580617         8.627477           90,419
   01/01/2010 to 12/31/2010......................................................     8.627477         9.182058          112,822
   01/01/2011 to 12/31/2011......................................................     9.182058         8.451242          106,201
   01/01/2012 to 12/31/2012......................................................     8.451242        10.209960          129,095
   01/01/2013 to 04/26/2013......................................................    10.209960        10.862886                0
 PIMCO Inflation Protection Bond Sub-Account
   05/01/2006 to 12/31/2006......................................................    11.078325        11.205166           64,045
   01/01/2007 to 12/31/2007......................................................    11.205166        12.272379          151,478
   01/01/2008 to 12/31/2008......................................................    12.272379        11.295897          916,660
   01/01/2009 to 12/31/2009......................................................    11.295897        13.182182        1,387,849
   01/01/2010 to 12/31/2010......................................................    13.182182        14.042861        1,539,017
   01/01/2011 to 12/31/2011......................................................    14.042861        15.429350        1,478,334
   01/01/2012 to 12/31/2012......................................................    15.429350        16.644782        1,534,108
   01/01/2013 to 12/31/2013......................................................    16.644782        14.928300        1,321,877
 PIMCO Total Return Sub-Account
   01/01/2004 to 12/31/2004......................................................     1.176541         1.220981       42,539,683
   01/01/2005 to 12/31/2005......................................................     1.220981         1.234188       53,067,828
   01/01/2006 to 12/31/2006......................................................     1.234188         1.275235       56,248,053
   01/01/2007 to 12/31/2007......................................................     1.275235         1.355933       55,723,578
   01/01/2008 to 12/31/2008......................................................     1.355933         1.345880       49,763,446
   01/01/2009 to 12/31/2009......................................................     1.345880         1.570362       54,550,963
   01/01/2010 to 12/31/2010......................................................     1.570362         1.679247       57,536,262
   01/01/2011 to 12/31/2011......................................................     1.679247         1.712715       51,688,809
   01/01/2012 to 12/31/2012......................................................     1.712715         1.849991       50,228,050
   01/01/2013 to 12/31/2013......................................................     1.849991         1.793809       48,142,919
 Pyramis(R) Government Income Sub-Account
   04/30/2012 to 12/31/2012......................................................    10.799742        10.985137           24,736
   01/01/2013 to 12/31/2013......................................................    10.985137        10.368742           36,765
 Pyramis(R) Managed Risk Sub-Account (Class B)
   04/29/2013 to 12/31/2013......................................................    10.216792        10.772061           13,227
 Russell 2000(R) Index Sub-Account
   01/01/2004 to 12/31/2004......................................................     1.349540         1.566231        7,033,204
   01/01/2005 to 12/31/2005......................................................     1.566231         1.614955        8,067,607
   01/01/2006 to 12/31/2006......................................................     1.614955         1.877218        8,902,863
   01/01/2007 to 12/31/2007......................................................     1.877218         1.824009        8,818,796
   01/01/2008 to 12/31/2008......................................................     1.824009         1.195970        8,219,937
   01/01/2009 to 12/31/2009......................................................     1.195970         1.485682        8,409,746
   01/01/2010 to 12/31/2010......................................................     1.485682         1.859058        7,628,362
   01/01/2011 to 12/31/2011......................................................     1.859058         1.759057        7,083,192
   01/01/2012 to 12/31/2012......................................................     1.759057         2.017956        6,627,772
   01/01/2013 to 12/31/2013......................................................     2.017956         2.756577        5,695,781
 Schroders Global Multi-Asset Sub-Account
   04/30/2012 to 12/31/2012......................................................     1.010787         1.069986          744,411
   01/01/2013 to 12/31/2013......................................................     1.069986         1.164699        1,141,121

                                                                                     AUV AT
                                                                                  BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                     PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                                 -------------- ------------------ --------------
 SSgA Growth and Income ETF Sub-Account
   05/01/2006 to 12/31/2006.....................................................    10.528821        11.195806           19,800
   01/01/2007 to 12/31/2007.....................................................    11.195806        11.664615           85,601
   01/01/2008 to 12/31/2008.....................................................    11.664615         8.641254          164,786
   01/01/2009 to 12/31/2009.....................................................     8.641254        10.668427          751,693
   01/01/2010 to 12/31/2010.....................................................    10.668427        11.837243        1,722,681
   01/01/2011 to 12/31/2011.....................................................    11.837243        11.826333        2,295,992
   01/01/2012 to 12/31/2012.....................................................    11.826333        13.192105        2,273,830
   01/01/2013 to 12/31/2013.....................................................    13.192105        14.727689        2,145,626
 SSgA Growth ETF Sub-Account
   05/01/2006 to 12/31/2006.....................................................    10.719973        11.451405           23,293
   01/01/2007 to 12/31/2007.....................................................    11.451405        11.955814           46,159
   01/01/2008 to 12/31/2008.....................................................    11.955814         7.922324           87,355
   01/01/2009 to 12/31/2009.....................................................     7.922324        10.110710          323,788
   01/01/2010 to 12/31/2010.....................................................    10.110710        11.409837          687,188
   01/01/2011 to 12/31/2011.....................................................    11.409837        11.039492        1,206,145
   01/01/2012 to 12/31/2012.....................................................    11.039492        12.553057        1,390,683
   01/01/2013 to 12/31/2013.....................................................    12.553057        14.652224        1,752,478
 T. Rowe Price Large Cap Growth Sub-Account (Class B)
   05/01/2004 to 12/31/2004.....................................................     1.132121         1.228822        1,449,526
   01/01/2005 to 12/31/2005.....................................................     1.228822         1.291677        5,547,726
   01/01/2006 to 12/31/2006.....................................................     1.291677         1.441446        7,160,330
   01/01/2007 to 12/31/2007.....................................................     1.441446         1.555276        8,008,961
   01/01/2008 to 12/31/2008.....................................................     1.555276         0.891682        8,861,861
   01/01/2009 to 12/31/2009.....................................................     0.891682         1.260849        9,346,672
   01/01/2010 to 12/31/2010.....................................................     1.260849         1.455137        8,850,807
   01/01/2011 to 12/31/2011.....................................................     1.455137         1.419325        8,511,932
   01/01/2012 to 12/31/2012.....................................................     1.419325         1.665020        8,403,729
   01/01/2013 to 12/31/2013.....................................................     1.665020         2.284107       13,350,267
 T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology
   Sub-Account (Class B))
   01/01/2004 to 12/31/2004.....................................................     0.463355         0.438292       12,237,593
   01/01/2005 to 12/31/2005.....................................................     0.438292         0.481024       11,341,203
   01/01/2006 to 12/31/2006.....................................................     0.481024         0.500963       11,210,671
   01/01/2007 to 12/31/2007.....................................................     0.500963         0.651313       11,514,422
   01/01/2008 to 12/31/2008.....................................................     0.651313         0.357644       11,811,439
   01/01/2009 to 12/31/2009.....................................................     0.357644         0.562065       12,707,254
   01/01/2010 to 12/31/2010.....................................................     0.562065         0.709498       12,269,478
   01/01/2011 to 12/31/2011.....................................................     0.709498         0.631997       12,400,634
   01/01/2012 to 12/31/2012.....................................................     0.631997         0.700440       12,173,876
   01/01/2013 to 04/26/2013.....................................................     0.700440         0.733048                0
 T. Rowe Price Mid Cap Growth Sub-Account
   01/01/2004 to 12/31/2004.....................................................     0.616917         0.718542       12,901,702
   01/01/2005 to 12/31/2005.....................................................     0.718542         0.814249       19,229,605
   01/01/2006 to 12/31/2006.....................................................     0.814249         0.854583       23,043,363
   01/01/2007 to 12/31/2007.....................................................     0.854583         0.993758       25,073,979
   01/01/2008 to 12/31/2008.....................................................     0.993758         0.591882       26,714,584
   01/01/2009 to 12/31/2009.....................................................     0.591882         0.851179       27,235,237
   01/01/2010 to 12/31/2010.....................................................     0.851179         1.074392       25,381,842
   01/01/2011 to 12/31/2011.....................................................     1.074392         1.044634       23,527,949
   01/01/2012 to 12/31/2012.....................................................     1.044634         1.173923       22,637,124
   01/01/2013 to 12/31/2013.....................................................     1.173923         1.584999       19,740,349
 T. Rowe Price Small Cap Growth Sub-Account
   05/01/2004 to 12/31/2004.....................................................     1.260567         1.346140          151,024
   01/01/2005 to 12/31/2005.....................................................     1.346140         1.473388          708,562
   01/01/2006 to 12/31/2006.....................................................     1.473388         1.509438        1,478,571
   01/01/2007 to 12/31/2007.....................................................     1.509438         1.634326        1,792,516
   01/01/2008 to 12/31/2008.....................................................     1.634326         1.028841        2,187,102
   01/01/2009 to 12/31/2009.....................................................     1.028841         1.410025        2,509,463
   01/01/2010 to 12/31/2010.....................................................     1.410025         1.877077        2,745,405
   01/01/2011 to 12/31/2011.....................................................     1.877077         1.882513        3,174,110
   01/01/2012 to 12/31/2012.....................................................     1.882513         2.156924        3,415,583
   01/01/2013 to 12/31/2013.....................................................     2.156924         3.074116        3,460,995

                                                                                 AUV AT
                                                                              BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                 PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                             -------------- ------------------ --------------
 Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
   05/01/2004 to 12/31/2004.................................................     1.910648         2.028901        1,435,056
   01/01/2005 to 12/31/2005.................................................     2.028901         2.057148        4,955,681
   01/01/2006 to 12/31/2006.................................................     2.057148         2.131819        7,685,962
   01/01/2007 to 12/31/2007.................................................     2.131819         2.185365        8,845,406
   01/01/2008 to 12/31/2008.................................................     2.185365         1.831445        7,824,922
   01/01/2009 to 12/31/2009.................................................     1.831445         2.387927        6,763,685
   01/01/2010 to 12/31/2010.................................................     2.387927         2.654651        6,527,787
   01/01/2011 to 12/31/2011.................................................     2.654651         2.777506        6,305,166
   01/01/2012 to 12/31/2012.................................................     2.777506         3.055655        6,041,580
   01/01/2013 to 12/31/2013.................................................     3.055655         3.045694        5,867,331
 Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
   01/01/2004 to 12/31/2004.................................................     1.944727         2.046945        8,185,861
   01/01/2005 to 12/31/2005.................................................     2.046945         2.077677        8,394,205
   01/01/2006 to 12/31/2006.................................................     2.077677         2.153702        7,962,524
   01/01/2007 to 12/31/2007.................................................     2.153702         2.211727        7,864,990
   01/01/2008 to 12/31/2008.................................................     2.211727         1.855921        5,862,575
   01/01/2009 to 12/31/2009.................................................     1.855921         2.421370        5,107,229
   01/01/2010 to 12/31/2010.................................................     2.421370         2.695854        4,684,247
   01/01/2011 to 12/31/2011.................................................     2.695854         2.823025        4,262,919
   01/01/2012 to 12/31/2012.................................................     2.823025         3.105846        3,730,139
   01/01/2013 to 12/31/2013.................................................     3.105846         3.099043        3,613,391
 Western Asset Management U.S. Government Sub-Account (Class B)
   05/01/2004 to 12/31/2004.................................................     1.579245         1.619580        2,054,332
   01/01/2005 to 12/31/2005.................................................     1.619580         1.623381        6,607,389
   01/01/2006 to 12/31/2006.................................................     1.623381         1.667697        8,653,084
   01/01/2007 to 12/31/2007.................................................     1.667697         1.715019        8,732,679
   01/01/2008 to 12/31/2008.................................................     1.715019         1.686333        9,173,702
   01/01/2009 to 12/31/2009.................................................     1.686333         1.735071        9,427,795
   01/01/2010 to 12/31/2010.................................................     1.735071         1.809442        8,605,220
   01/01/2011 to 12/31/2011.................................................     1.809442         1.882997        8,244,775
   01/01/2012 to 12/31/2012.................................................     1.882997         1.918083        8,023,520
   01/01/2013 to 12/31/2013.................................................     1.918083         1.878986        7,687,549
 Western Asset Management U.S. Government Sub-Account (Class E)
   01/01/2004 to 12/31/2004.................................................     1.606657         1.632791       12,063,010
   01/01/2005 to 12/31/2005.................................................     1.632791         1.639669       11,770,403
   01/01/2006 to 12/31/2006.................................................     1.639669         1.685404       10,745,311
   01/01/2007 to 12/31/2007.................................................     1.685404         1.734878        9,495,932
   01/01/2008 to 12/31/2008.................................................     1.734878         1.707646        7,041,869
   01/01/2009 to 12/31/2009.................................................     1.707646         1.758779        6,430,199
   01/01/2010 to 12/31/2010.................................................     1.758779         1.837269        5,869,593
   01/01/2011 to 12/31/2011.................................................     1.837269         1.912249        4,970,870
   01/01/2012 to 12/31/2012.................................................     1.912249         1.949764        4,378,472
   01/01/2013 to 12/31/2013.................................................     1.949764         1.913025        4,238,077
 American Funds Bond Sub-Account
   05/01/2006 to 12/31/2006.................................................    14.825548        15.562026          165,796
   01/01/2007 to 12/31/2007.................................................    15.562026        15.855269          691,490
   01/01/2008 to 12/31/2008.................................................    15.855269        14.172696          684,203
   01/01/2009 to 12/31/2009.................................................    14.172696        15.737409          809,413
   01/01/2010 to 12/31/2010.................................................    15.737409        16.518743          734,723
   01/01/2011 to 12/31/2011.................................................    16.518743        17.283935          766,914
   01/01/2012 to 12/31/2012.................................................    17.283935        17.958188          717,134
   01/01/2013 to 12/31/2013.................................................    17.958188        17.326314          623,355
 American Funds Global Small Capitalization Sub-Account
   01/01/2004 to 12/31/2004.................................................     1.637421         1.951751        9,266,699
   01/01/2005 to 12/31/2005.................................................     1.951751         2.412643       12,165,119
   01/01/2006 to 12/31/2006.................................................     2.412643         2.951478       15,102,207
   01/01/2007 to 12/31/2007.................................................     2.951478         3.533839       16,495,469
   01/01/2008 to 12/31/2008.................................................     3.533839         1.619536       17,411,843
   01/01/2009 to 12/31/2009.................................................     1.619536         2.575949       17,958,641
   01/01/2010 to 12/31/2010.................................................     2.575949         3.109521       16,410,861
   01/01/2011 to 12/31/2011.................................................     3.109521         2.479318       15,273,287
   01/01/2012 to 12/31/2012.................................................     2.479318         2.889073       14,708,045
   01/01/2013 to 12/31/2013.................................................     2.889073         3.654565       12,910,774

                                              AUV AT
                                           BEGINNING OF        AUV AT         ACCUM UNITS
                                              PERIOD      ENDING OF PERIOD   END OF PERIOD
                                          -------------- ------------------ --------------
 American Funds Growth Sub-Account
   01/01/2004 to 12/31/2004..............    11.539710        12.800876       6,318,658
   01/01/2005 to 12/31/2005..............    12.800876        14.667370       7,944,020
   01/01/2006 to 12/31/2006..............    14.667370        15.941872       8,793,027
   01/01/2007 to 12/31/2007..............    15.941872        17.660120       8,829,483
   01/01/2008 to 12/31/2008..............    17.660120         9.756618       9,143,320
   01/01/2009 to 12/31/2009..............     9.756618        13.412801       9,669,853
   01/01/2010 to 12/31/2010..............    13.412801        15.697269       9,006,619
   01/01/2011 to 12/31/2011..............    15.697269        14.817433       8,165,753
   01/01/2012 to 12/31/2012..............    14.817433        17.224367       7,480,294
   01/01/2013 to 12/31/2013..............    17.224367        22.097830       6,447,511
 American Funds Growth-Income Sub-Account
   01/01/2004 to 12/31/2004..............     8.980345         9.773854       6,296,437
   01/01/2005 to 12/31/2005..............     9.773854        10.200482       7,723,449
   01/01/2006 to 12/31/2006..............    10.200482        11.588340       8,088,661
   01/01/2007 to 12/31/2007..............    11.588340        12.002585       7,801,254
   01/01/2008 to 12/31/2008..............    12.002585         7.355638       7,641,518
   01/01/2009 to 12/31/2009..............     7.355638         9.519414       7,597,212
   01/01/2010 to 12/31/2010..............     9.519414        10.459780       7,146,447
   01/01/2011 to 12/31/2011..............    10.459780        10.125901       6,406,090
   01/01/2012 to 12/31/2012..............    10.125901        11.729933       5,781,068
   01/01/2013 to 12/31/2013..............    11.729933        15.441850       5,100,985





                                                                       AUV AT
                                                                    BEGINNING OF        AUV AT         ACCUM UNITS
                                                                       PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                   -------------- ------------------ --------------
American Forerunner - 2.20
 AllianceBernstein Global Dynamic Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012.......................................    10.137177        10.427165               0
   01/01/2013 to 12/31/2013.......................................    10.427165        11.337229               0
 American Funds(R) Balanced Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................    10.007589         6.973097               0
   01/01/2009 to 12/31/2009.......................................     6.973097         8.821827               0
   01/01/2010 to 12/31/2010.......................................     8.821827         9.679446               0
   01/01/2011 to 12/31/2011.......................................     9.679446         9.267807               0
   01/01/2012 to 12/31/2012.......................................     9.267807        10.291548               0
   01/01/2013 to 12/31/2013.......................................    10.291548        11.933413               0
 American Funds(R) Growth Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................     9.997589         6.324798               0
   01/01/2009 to 12/31/2009.......................................     6.324798         8.293283               0
   01/01/2010 to 12/31/2010.......................................     8.293283         9.206817               0
   01/01/2011 to 12/31/2011.......................................     9.206817         8.580581               0
   01/01/2012 to 12/31/2012.......................................     8.580581         9.749123               0
   01/01/2013 to 12/31/2013.......................................     9.749123        11.931630               0
 American Funds(R) Moderate Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................    10.017588         7.643140               0
   01/01/2009 to 12/31/2009.......................................     7.643140         9.226164               0
   01/01/2010 to 12/31/2010.......................................     9.226164         9.919631               0
   01/01/2011 to 12/31/2011.......................................     9.919631         9.722805               0
   01/01/2012 to 12/31/2012.......................................     9.722805        10.540983               0
   01/01/2013 to 12/31/2013.......................................    10.540983        11.705836               0
 AQR Global Risk Balanced Sub-Account (Class B)
   04/30/2012 to 12/31/2012.......................................    11.061450        11.404244             262
   01/01/2013 to 12/31/2013.......................................    11.404244        10.777728               0
 Baillie Gifford International Stock Sub-Account (Class B)
   05/01/2004 to 12/31/2004.......................................     1.065074         1.210240          38,955
   01/01/2005 to 12/31/2005.......................................     1.210240         1.392205          29,796
   01/01/2006 to 12/31/2006.......................................     1.392205         1.583009          57,536
   01/01/2007 to 12/31/2007.......................................     1.583009         1.704290          83,475
   01/01/2008 to 12/31/2008.......................................     1.704290         0.929532         118,037
   01/01/2009 to 12/31/2009.......................................     0.929532         1.108312         118,860
   01/01/2010 to 12/31/2010.......................................     1.108312         1.158600         118,940
   01/01/2011 to 12/31/2011.......................................     1.158600         0.905236         123,471
   01/01/2012 to 12/31/2012.......................................     0.905236         1.056931         114,296
   01/01/2013 to 12/31/2013.......................................     1.056931         1.190452               0

                                                                                       AUV AT
                                                                                    BEGINNING OF
                                                                                       PERIOD
                                                                                   --------------
 Baillie Gifford International Stock Sub-Account (Class E)
   01/01/2004 to 12/31/2004.......................................................     1.061006
   01/01/2005 to 12/31/2005.......................................................     1.224834
   01/01/2006 to 12/31/2006.......................................................     1.411556
   01/01/2007 to 12/31/2007.......................................................     1.605463
   01/01/2008 to 12/31/2008.......................................................     1.730593
   01/01/2009 to 12/31/2009.......................................................     0.944560
   01/01/2010 to 12/31/2010.......................................................     1.126941
   01/01/2011 to 12/31/2011.......................................................     1.180021
   01/01/2012 to 12/31/2012.......................................................     0.923732
   01/01/2013 to 12/31/2013.......................................................     1.078772
 Barclays Aggregate Bond Index Sub-Account (Class B) (previously Barclays Capital
   Aggregate Bond Index Sub-Account (Class B))
   01/01/2004 to 12/31/2004.......................................................     1.197322
   01/01/2005 to 12/31/2005.......................................................     1.216221
   01/01/2006 to 12/31/2006.......................................................     1.211873
   01/01/2007 to 12/31/2007.......................................................     1.230779
   01/01/2008 to 12/31/2008.......................................................     1.284048
   01/01/2009 to 12/31/2009.......................................................     1.326761
   01/01/2010 to 12/31/2010.......................................................     1.362525
   01/01/2011 to 12/31/2011.......................................................     1.408765
   01/01/2012 to 12/31/2012.......................................................     1.478568
   01/01/2013 to 12/31/2013.......................................................     1.498651
 BlackRock Bond Income Sub-Account (Class B)
   01/01/2004 to 12/31/2004.......................................................     3.710502
   01/01/2005 to 12/31/2005.......................................................     3.780980
   01/01/2006 to 12/31/2006.......................................................     3.778624
   01/01/2007 to 12/31/2007.......................................................     3.849555
   01/01/2008 to 12/31/2008.......................................................     3.992112
   01/01/2009 to 12/31/2009.......................................................     3.761891
   01/01/2010 to 12/31/2010.......................................................     4.018002
   01/01/2011 to 12/31/2011.......................................................     4.247748
   01/01/2012 to 12/31/2012.......................................................     4.417546
   01/01/2013 to 12/31/2013.......................................................     4.635563
 BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock Legacy
   Large Cap Growth Sub-Account (Class B))
   05/01/2004 to 12/31/2004.......................................................     2.149498
   01/01/2005 to 12/31/2005.......................................................     2.342840
   01/01/2006 to 12/31/2006.......................................................     2.446796
   01/01/2007 to 12/31/2007.......................................................     2.486696
   01/01/2008 to 12/31/2008.......................................................     2.880635
   01/01/2009 to 12/31/2009.......................................................     1.783832
   01/01/2010 to 12/31/2010.......................................................     2.382042
   01/01/2011 to 12/31/2011.......................................................     2.783925
   01/01/2012 to 12/31/2012.......................................................     2.474117
   01/01/2013 to 12/31/2013.......................................................     2.760575
 BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock Legacy
   Large Cap Growth Sub-Account (Class B) and before that FI Large Cap
   Sub-Account)
   05/01/2006 to 12/31/2006.......................................................    15.818357
   01/01/2007 to 12/31/2007.......................................................    15.917739
   01/01/2008 to 12/31/2008.......................................................    16.149075
   01/01/2009 to 05/01/2009.......................................................     8.695741
 BlackRock Capital Appreciation Sub-Account (Class E) (previously BlackRock Legacy
   Large Cap Growth Sub-Account (Class E))
   01/01/2004 to 12/31/2004.......................................................     2.221857
   01/01/2005 to 12/31/2005.......................................................     2.360447
   01/01/2006 to 12/31/2006.......................................................     2.467444
   01/01/2007 to 12/31/2007.......................................................     2.510392
   01/01/2008 to 12/31/2008.......................................................     2.910806
   01/01/2009 to 12/31/2009.......................................................     1.804304
   01/01/2010 to 12/31/2010.......................................................     2.411477
   01/01/2011 to 12/31/2011.......................................................     2.821961
   01/01/2012 to 12/31/2012.......................................................     2.510454
   01/01/2013 to 12/31/2013.......................................................     2.803630



                                                                                         AUV AT         ACCUM UNITS
                                                                                    ENDING OF PERIOD   END OF PERIOD
                                                                                   ------------------ --------------
 Baillie Gifford International Stock Sub-Account (Class E)
   01/01/2004 to 12/31/2004.......................................................       1.224834           2,228
   01/01/2005 to 12/31/2005.......................................................       1.411556           2,219
   01/01/2006 to 12/31/2006.......................................................       1.605463           2,210
   01/01/2007 to 12/31/2007.......................................................       1.730593           2,200
   01/01/2008 to 12/31/2008.......................................................       0.944560           1,265
   01/01/2009 to 12/31/2009.......................................................       1.126941           1,256
   01/01/2010 to 12/31/2010.......................................................       1.180021             648
   01/01/2011 to 12/31/2011.......................................................       0.923732             109
   01/01/2012 to 12/31/2012.......................................................       1.078772               0
   01/01/2013 to 12/31/2013.......................................................       1.216730               0
 Barclays Aggregate Bond Index Sub-Account (Class B) (previously Barclays Capital
   Aggregate Bond Index Sub-Account (Class B))
   01/01/2004 to 12/31/2004.......................................................       1.216221          52,976
   01/01/2005 to 12/31/2005.......................................................       1.211873          71,366
   01/01/2006 to 12/31/2006.......................................................       1.230779          70,018
   01/01/2007 to 12/31/2007.......................................................       1.284048         105,888
   01/01/2008 to 12/31/2008.......................................................       1.326761          62,767
   01/01/2009 to 12/31/2009.......................................................       1.362525          51,250
   01/01/2010 to 12/31/2010.......................................................       1.408765          50,577
   01/01/2011 to 12/31/2011.......................................................       1.478568          33,325
   01/01/2012 to 12/31/2012.......................................................       1.498651               0
   01/01/2013 to 12/31/2013.......................................................       1.428923               0
 BlackRock Bond Income Sub-Account (Class B)
   01/01/2004 to 12/31/2004.......................................................       3.780980          20,644
   01/01/2005 to 12/31/2005.......................................................       3.778624          21,119
   01/01/2006 to 12/31/2006.......................................................       3.849555          13,969
   01/01/2007 to 12/31/2007.......................................................       3.992112          16,300
   01/01/2008 to 12/31/2008.......................................................       3.761891          12,966
   01/01/2009 to 12/31/2009.......................................................       4.018002           9,093
   01/01/2010 to 12/31/2010.......................................................       4.247748           9,395
   01/01/2011 to 12/31/2011.......................................................       4.417546           9,161
   01/01/2012 to 12/31/2012.......................................................       4.635563               0
   01/01/2013 to 12/31/2013.......................................................       4.488992               0
 BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock Legacy
   Large Cap Growth Sub-Account (Class B))
   05/01/2004 to 12/31/2004.......................................................       2.342840           3,511
   01/01/2005 to 12/31/2005.......................................................       2.446796          13,081
   01/01/2006 to 12/31/2006.......................................................       2.486696          20,230
   01/01/2007 to 12/31/2007.......................................................       2.880635          22,491
   01/01/2008 to 12/31/2008.......................................................       1.783832          23,845
   01/01/2009 to 12/31/2009.......................................................       2.382042          22,491
   01/01/2010 to 12/31/2010.......................................................       2.783925          27,582
   01/01/2011 to 12/31/2011.......................................................       2.474117          26,959
   01/01/2012 to 12/31/2012.......................................................       2.760575          25,026
   01/01/2013 to 12/31/2013.......................................................       3.616082          12,778
 BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock Legacy
   Large Cap Growth Sub-Account (Class B) and before that FI Large Cap
   Sub-Account)
   05/01/2006 to 12/31/2006.......................................................      15.917739               0
   01/01/2007 to 12/31/2007.......................................................      16.149075               0
   01/01/2008 to 12/31/2008.......................................................       8.695741               0
   01/01/2009 to 05/01/2009.......................................................       9.050660               0
 BlackRock Capital Appreciation Sub-Account (Class E) (previously BlackRock Legacy
   Large Cap Growth Sub-Account (Class E))
   01/01/2004 to 12/31/2004.......................................................       2.360447          19,886
   01/01/2005 to 12/31/2005.......................................................       2.467444          28,901
   01/01/2006 to 12/31/2006.......................................................       2.510392          28,727
   01/01/2007 to 12/31/2007.......................................................       2.910806          28,587
   01/01/2008 to 12/31/2008.......................................................       1.804304          28,140
   01/01/2009 to 12/31/2009.......................................................       2.411477          16,076
   01/01/2010 to 12/31/2010.......................................................       2.821961          15,920
   01/01/2011 to 12/31/2011.......................................................       2.510454          16,073
   01/01/2012 to 12/31/2012.......................................................       2.803630          12,201
   01/01/2013 to 12/31/2013.......................................................       3.676382               0

                                                                                  AUV AT
                                                                               BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                  PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                              -------------- ------------------ --------------
 BlackRock Diversified Sub-Account (Class B)
   05/01/2004 to 12/31/2004..................................................    30.635232        32.878595             415
   01/01/2005 to 12/31/2005..................................................    32.878595        33.071886              91
   01/01/2006 to 12/31/2006..................................................    33.071886        35.669174             338
   01/01/2007 to 12/31/2007..................................................    35.669174        36.848524             321
   01/01/2008 to 12/31/2008..................................................    36.848524        27.045619             299
   01/01/2009 to 12/31/2009..................................................    27.045619        30.955145             284
   01/01/2010 to 12/31/2010..................................................    30.955145        33.102467             268
   01/01/2011 to 12/31/2011..................................................    33.102467        33.545974             251
   01/01/2012 to 12/31/2012..................................................    33.545974        36.785309             235
   01/01/2013 to 12/31/2013..................................................    36.785309        43.281634             226
 BlackRock Global Tactical Strategies Sub-Account (Class B)
   04/30/2012 to 12/31/2012..................................................     9.894088        10.159794             196
   01/01/2013 to 12/31/2013..................................................    10.159794        10.963277               0
 BlackRock Large Cap Core Sub-Account
   04/30/2007 to 12/31/2007..................................................     6.452878         6.473410           1,846
   01/01/2008 to 12/31/2008..................................................     6.473410         3.969669               0
   01/01/2009 to 12/31/2009..................................................     3.969669         4.628745               0
   01/01/2010 to 12/31/2010..................................................     4.628745         5.092045               0
   01/01/2011 to 12/31/2011..................................................     5.092045         4.994173           5,856
   01/01/2012 to 12/31/2012..................................................     4.994173         5.540173           5,856
   01/01/2013 to 12/31/2013..................................................     5.540173         7.277671               0
 BlackRock Large Cap Sub-Account (previously BlackRock Large Cap Sub-Account)
   01/01/2004 to 12/31/2004..................................................     5.109056         5.527244               0
   01/01/2005 to 12/31/2005..................................................     5.527244         5.586658               0
   01/01/2006 to 12/31/2006..................................................     5.586658         6.221507           1,904
   01/01/2007 to 04/27/2007..................................................     6.221507         6.507696               0
 BlackRock Large Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004..................................................     1.052091         1.154511               0
   01/01/2005 to 12/31/2005..................................................     1.154511         1.192227           6,810
   01/01/2006 to 12/31/2006..................................................     1.192227         1.389468          84,147
   01/01/2007 to 12/31/2007..................................................     1.389468         1.401599         176,220
   01/01/2008 to 12/31/2008..................................................     1.401599         0.889641         107,847
   01/01/2009 to 12/31/2009..................................................     0.889641         0.966481          68,989
   01/01/2010 to 12/31/2010..................................................     0.966481         1.029849          46,716
   01/01/2011 to 12/31/2011..................................................     1.029849         1.028135          36,588
   01/01/2012 to 12/31/2012..................................................     1.028135         1.146135          26,204
   01/01/2013 to 12/31/2013..................................................     1.146135         1.477138          22,542
 BlackRock Large Cap Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004..................................................     1.044060         1.157334          15,772
   01/01/2005 to 12/31/2005..................................................     1.157334         1.196654          33,539
   01/01/2006 to 12/31/2006..................................................     1.196654         1.395508          34,537
   01/01/2007 to 12/31/2007..................................................     1.395508         1.409640          35,649
   01/01/2008 to 12/31/2008..................................................     1.409640         0.895719          33,458
   01/01/2009 to 12/31/2009..................................................     0.895719         0.974159          10,955
   01/01/2010 to 12/31/2010..................................................     0.974159         1.038767          11,464
   01/01/2011 to 12/31/2011..................................................     1.038767         1.037827           8,899
   01/01/2012 to 12/31/2012..................................................     1.037827         1.158650               0
   01/01/2013 to 12/31/2013..................................................     1.158650         1.494860               0
 BlackRock Money Market Sub-Account (Class B)
   01/01/2004 to 12/31/2004..................................................     1.872726         1.845312          64,852
   01/01/2005 to 12/31/2005..................................................     1.845312         1.852865          41,252
   01/01/2006 to 12/31/2006..................................................     1.852865         1.895153          45,608
   01/01/2007 to 12/31/2007..................................................     1.895153         1.942941          43,463
   01/01/2008 to 12/31/2008..................................................     1.942941         1.949948          37,566
   01/01/2009 to 12/31/2009..................................................     1.949948         1.912346          15,576
   01/01/2010 to 12/31/2010..................................................     1.912346         1.870731           8,246
   01/01/2011 to 12/31/2011..................................................     1.870731         1.830132           6,881
   01/01/2012 to 12/31/2012..................................................     1.830132         1.790091           6,031
   01/01/2013 to 12/31/2013..................................................     1.790091         1.751137           5,471
 Clarion Global Real Estate Sub-Account
   05/01/2004 to 12/31/2004..................................................     9.998192        12.764997           4,955
   01/01/2005 to 12/31/2005..................................................    12.764997        14.147202          11,234
   01/01/2006 to 12/31/2006..................................................    14.147202        19.041742          26,839
   01/01/2007 to 12/31/2007..................................................    19.041742        15.830068          22,801
   01/01/2008 to 12/31/2008..................................................    15.830068         9.031329          15,525
   01/01/2009 to 12/31/2009..................................................     9.031329        11.903521           6,588
   01/01/2010 to 12/31/2010..................................................    11.903521        13.520294          11,015
   01/01/2011 to 12/31/2011..................................................    13.520294        12.487734          10,165
   01/01/2012 to 12/31/2012..................................................    12.487734        15.389257           9,342
   01/01/2013 to 12/31/2013..................................................    15.389257        15.588127           4,124

                                                                                            AUV AT
                                                                                         BEGINNING OF
                                                                                            PERIOD
                                                                                        --------------
 ClearBridge Aggressive Growth Portfolio II Sub-Account (Class B) (formerly Janus Forty
   Sub-Account (Class B))
   04/30/2007 to 12/31/2007............................................................   119.280338
   01/01/2008 to 12/31/2008............................................................   145.542773
   01/01/2009 to 12/31/2009............................................................    82.574883
   01/01/2010 to 12/31/2010............................................................   115.395552
   01/01/2011 to 12/31/2011............................................................   123.493975
   01/01/2012 to 12/31/2012............................................................   111.696422
   01/01/2013 to 12/31/2013............................................................   133.853446
 ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class B) and before that Legg Mason
   Partners Aggressive Growth Sub-Account)
   01/01/2004 to 12/31/2004............................................................     0.662628
   01/01/2005 to 12/31/2005............................................................     0.702881
   01/01/2006 to 12/31/2006............................................................     0.780985
   01/01/2007 to 12/31/2007............................................................     0.750752
   01/01/2008 to 12/31/2008............................................................     0.750973
   01/01/2009 to 12/31/2009............................................................     0.447703
   01/01/2010 to 12/31/2010............................................................     0.582319
   01/01/2011 to 12/31/2011............................................................     0.705161
   01/01/2012 to 12/31/2012............................................................     0.712250
   01/01/2013 to 12/31/2013............................................................     0.825611
 ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class B) and before that Legg Mason
   Value Equity Sub-Account (Class B))
   05/01/2006 to 12/31/2006............................................................     8.844334
   01/01/2007 to 12/31/2007............................................................     9.431696
   01/01/2008 to 12/31/2008............................................................     8.680398
   01/01/2009 to 12/31/2009............................................................     3.853354
   01/01/2010 to 12/31/2010............................................................     5.200772
   01/01/2011 to 04/29/2011............................................................     5.460836
 ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class E))
   05/02/2011 to 12/31/2011............................................................     0.585357
   01/01/2012 to 12/31/2012............................................................     0.528166
   01/01/2013 to 12/31/2013............................................................     0.612534
 ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class E) and before that Legg Mason
   Value Equity Sub-Account (Class E))
   05/01/2006 to 12/31/2006............................................................     0.891728
   01/01/2007 to 12/31/2007............................................................     0.951311
   01/01/2008 to 12/31/2008............................................................     0.876417
   01/01/2009 to 12/31/2009............................................................     0.389387
   01/01/2010 to 12/31/2010............................................................     0.525515
   01/01/2011 to 04/29/2011............................................................     0.551998
 Davis Venture Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004............................................................     2.647827
   01/01/2005 to 12/31/2005............................................................     2.834688
   01/01/2006 to 12/31/2006............................................................     3.050386
   01/01/2007 to 12/31/2007............................................................     3.411548
   01/01/2008 to 12/31/2008............................................................     3.481854
   01/01/2009 to 12/31/2009............................................................     2.059813
   01/01/2010 to 12/31/2010............................................................     2.652753
   01/01/2011 to 12/31/2011............................................................     2.898980
   01/01/2012 to 12/31/2012............................................................     2.714949
   01/01/2013 to 12/31/2013............................................................     2.990631
 Davis Venture Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004............................................................     2.607387
   01/01/2005 to 12/31/2005............................................................     2.860180
   01/01/2006 to 12/31/2006............................................................     3.081745
   01/01/2007 to 12/31/2007............................................................     3.449185
   01/01/2008 to 12/31/2008............................................................     3.523249
   01/01/2009 to 12/31/2009............................................................     2.086441
   01/01/2010 to 12/31/2010............................................................     2.690655
   01/01/2011 to 12/31/2011............................................................     2.943176
   01/01/2012 to 12/31/2012............................................................     2.758928
   01/01/2013 to 12/31/2013............................................................     3.041354



                                                                                              AUV AT         ACCUM UNITS
                                                                                         ENDING OF PERIOD   END OF PERIOD
                                                                                        ------------------ --------------
 ClearBridge Aggressive Growth Portfolio II Sub-Account (Class B) (formerly Janus Forty
   Sub-Account (Class B))
   04/30/2007 to 12/31/2007............................................................     145.542773             505
   01/01/2008 to 12/31/2008............................................................      82.574883             919
   01/01/2009 to 12/31/2009............................................................     115.395552           1,411
   01/01/2010 to 12/31/2010............................................................     123.493975             770
   01/01/2011 to 12/31/2011............................................................     111.696422             692
   01/01/2012 to 12/31/2012............................................................     133.853446             640
   01/01/2013 to 12/31/2013............................................................     168.634099               0
 ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class B) and before that Legg Mason
   Partners Aggressive Growth Sub-Account)
   01/01/2004 to 12/31/2004............................................................       0.702881           5,165
   01/01/2005 to 12/31/2005............................................................       0.780985          12,328
   01/01/2006 to 12/31/2006............................................................       0.750752          77,494
   01/01/2007 to 12/31/2007............................................................       0.750973          79,346
   01/01/2008 to 12/31/2008............................................................       0.447703          82,332
   01/01/2009 to 12/31/2009............................................................       0.582319          79,914
   01/01/2010 to 12/31/2010............................................................       0.705161         126,645
   01/01/2011 to 12/31/2011............................................................       0.712250          85,962
   01/01/2012 to 12/31/2012............................................................       0.825611          85,953
   01/01/2013 to 12/31/2013............................................................       1.175961          39,749
 ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class B) and before that Legg Mason
   Value Equity Sub-Account (Class B))
   05/01/2006 to 12/31/2006............................................................       9.431696               0
   01/01/2007 to 12/31/2007............................................................       8.680398             932
   01/01/2008 to 12/31/2008............................................................       3.853354             744
   01/01/2009 to 12/31/2009............................................................       5.200772           1,305
   01/01/2010 to 12/31/2010............................................................       5.460836               0
   01/01/2011 to 04/29/2011............................................................       5.791437               0
 ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class E))
   05/02/2011 to 12/31/2011............................................................       0.528166          60,041
   01/01/2012 to 12/31/2012............................................................       0.612534          60,041
   01/01/2013 to 12/31/2013............................................................       0.873948               0
 ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class E) and before that Legg Mason
   Value Equity Sub-Account (Class E))
   05/01/2006 to 12/31/2006............................................................       0.951311          40,734
   01/01/2007 to 12/31/2007............................................................       0.876417           3,991
   01/01/2008 to 12/31/2008............................................................       0.389387               0
   01/01/2009 to 12/31/2009............................................................       0.525515               0
   01/01/2010 to 12/31/2010............................................................       0.551998               0
   01/01/2011 to 04/29/2011............................................................       0.585463               0
 Davis Venture Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004............................................................       2.834688          41,463
   01/01/2005 to 12/31/2005............................................................       3.050386          79,987
   01/01/2006 to 12/31/2006............................................................       3.411548         203,065
   01/01/2007 to 12/31/2007............................................................       3.481854          89,779
   01/01/2008 to 12/31/2008............................................................       2.059813          73,302
   01/01/2009 to 12/31/2009............................................................       2.652753          58,729
   01/01/2010 to 12/31/2010............................................................       2.898980          54,635
   01/01/2011 to 12/31/2011............................................................       2.714949          50,514
   01/01/2012 to 12/31/2012............................................................       2.990631          44,750
   01/01/2013 to 12/31/2013............................................................       3.901517          16,486
 Davis Venture Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004............................................................       2.860180         231,327
   01/01/2005 to 12/31/2005............................................................       3.081745          37,707
   01/01/2006 to 12/31/2006............................................................       3.449185          37,725
   01/01/2007 to 12/31/2007............................................................       3.523249          37,901
   01/01/2008 to 12/31/2008............................................................       2.086441          33,480
   01/01/2009 to 12/31/2009............................................................       2.690655          30,113
   01/01/2010 to 12/31/2010............................................................       2.943176          29,631
   01/01/2011 to 12/31/2011............................................................       2.758928          27,930
   01/01/2012 to 12/31/2012............................................................       3.041354          10,215
   01/01/2013 to 12/31/2013............................................................       3.972741               0

                                                                                        AUV AT
                                                                                     BEGINNING OF
                                                                                        PERIOD
                                                                                    --------------
 Frontier Mid Cap Growth Sub-Account (Class B) (previously BlackRock Aggressive
   Growth Sub-Account (Class B))
   05/01/2004 to 12/31/2004........................................................   29.528498
   01/01/2005 to 12/31/2005........................................................   32.564802
   01/01/2006 to 12/31/2006........................................................   35.181834
   01/01/2007 to 12/31/2007........................................................   36.644245
   01/01/2008 to 12/31/2008........................................................   43.096000
   01/01/2009 to 12/31/2009........................................................   22.830686
   01/01/2010 to 12/31/2010........................................................   33.291259
   01/01/2011 to 12/31/2011........................................................   37.450504
   01/01/2012 to 12/31/2012........................................................   35.448373
   01/01/2013 to 12/31/2013........................................................   38.380464
 Harris Oakmark International Sub-Account (Class B)
   01/01/2004 to 12/31/2004........................................................    1.154680
   01/01/2005 to 12/31/2005........................................................    1.361315
   01/01/2006 to 12/31/2006........................................................    1.521381
   01/01/2007 to 12/31/2007........................................................    1.917749
   01/01/2008 to 12/31/2008........................................................    1.854805
   01/01/2009 to 12/31/2009........................................................    1.072522
   01/01/2010 to 12/31/2010........................................................    1.626887
   01/01/2011 to 12/31/2011........................................................    1.852837
   01/01/2012 to 12/31/2012........................................................    1.554180
   01/01/2013 to 12/31/2013........................................................    1.964897
 Invesco Balanced-Risk Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012........................................................    1.010580
   01/01/2013 to 12/31/2013........................................................    1.042242
 Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap Value
   Sub-Account (Class B))
   04/30/2012 to 12/31/2012........................................................    2.273575
   01/01/2013 to 12/31/2013........................................................    2.324714
 Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap Value
   Sub-Account (Class B) and before that Neuberger Berman Mid Cap Value
   Sub-Account)
   01/01/2004 to 12/31/2004........................................................    1.717901
   01/01/2005 to 12/31/2005........................................................    2.061234
   01/01/2006 to 12/31/2006........................................................    2.257043
   01/01/2007 to 12/31/2007........................................................    2.455307
   01/01/2008 to 12/31/2008........................................................    2.478212
   01/01/2009 to 12/31/2009........................................................    1.273177
   01/01/2010 to 12/31/2010........................................................    1.840081
   01/01/2011 to 12/31/2011........................................................    2.268988
   01/01/2012 to 04/27/2012........................................................    2.071558
 Invesco Small Cap Growth Sub-account
   01/01/2004 to 12/31/2004........................................................    1.139755
   01/01/2005 to 12/31/2005........................................................    1.186602
   01/01/2006 to 12/31/2006........................................................    1.256812
   01/01/2007 to 12/31/2007........................................................    1.403914
   01/01/2008 to 12/31/2008........................................................    1.525233
   01/01/2009 to 12/31/2009........................................................    0.914110
   01/01/2010 to 12/31/2010........................................................    1.196642
   01/01/2011 to 12/31/2011........................................................    1.477129
   01/01/2012 to 12/31/2012........................................................    1.429425
   01/01/2013 to 12/31/2013........................................................    1.653064
 Jennison Growth Sub-Account (Class B)
   05/01/2005 to 12/31/2005........................................................    0.390922
   01/01/2006 to 12/31/2006........................................................    0.467096
   01/01/2007 to 12/31/2007........................................................    0.468491
   01/01/2008 to 12/31/2008........................................................    0.510431
   01/01/2009 to 12/31/2009........................................................    0.316809
   01/01/2010 to 12/31/2010........................................................    0.432530
   01/01/2011 to 12/31/2011........................................................    0.470995
   01/01/2012 to 12/31/2012........................................................    0.461788
   01/01/2013 to 12/31/2013........................................................    0.521960
 Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
   Sub-Account)
   05/01/2005 to 12/31/2005........................................................    7.683859
   01/01/2006 to 12/31/2006........................................................    8.299136
   01/01/2007 to 12/31/2007........................................................    8.737359
   01/01/2008 to 12/31/2008........................................................    9.767408
   01/01/2009 to 12/31/2009........................................................    5.164859
   01/01/2010 to 12/31/2010........................................................    7.260554
   01/01/2011 to 12/31/2011........................................................    7.770062
   01/01/2012 to 04/27/2012........................................................    7.496385



                                                                                          AUV AT         ACCUM UNITS
                                                                                     ENDING OF PERIOD   END OF PERIOD
                                                                                    ------------------ --------------
 Frontier Mid Cap Growth Sub-Account (Class B) (previously BlackRock Aggressive
   Growth Sub-Account (Class B))
   05/01/2004 to 12/31/2004........................................................     32.564802                0
   01/01/2005 to 12/31/2005........................................................     35.181834              324
   01/01/2006 to 12/31/2006........................................................     36.644245              972
   01/01/2007 to 12/31/2007........................................................     43.096000            1,142
   01/01/2008 to 12/31/2008........................................................     22.830686            1,172
   01/01/2009 to 12/31/2009........................................................     33.291259            2,998
   01/01/2010 to 12/31/2010........................................................     37.450504              219
   01/01/2011 to 12/31/2011........................................................     35.448373              204
   01/01/2012 to 12/31/2012........................................................     38.380464               54
   01/01/2013 to 12/31/2013........................................................     49.723243               42
 Harris Oakmark International Sub-Account (Class B)
   01/01/2004 to 12/31/2004........................................................      1.361315          154,133
   01/01/2005 to 12/31/2005........................................................      1.521381          224,942
   01/01/2006 to 12/31/2006........................................................      1.917749          201,589
   01/01/2007 to 12/31/2007........................................................      1.854805          212,077
   01/01/2008 to 12/31/2008........................................................      1.072522           78,472
   01/01/2009 to 12/31/2009........................................................      1.626887           57,764
   01/01/2010 to 12/31/2010........................................................      1.852837           21,018
   01/01/2011 to 12/31/2011........................................................      1.554180           16,509
   01/01/2012 to 12/31/2012........................................................      1.964897           22,858
   01/01/2013 to 12/31/2013........................................................      2.508220           12,189
 Invesco Balanced-Risk Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012........................................................      1.042242                0
   01/01/2013 to 12/31/2013........................................................      1.038538                0
 Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap Value
   Sub-Account (Class B))
   04/30/2012 to 12/31/2012........................................................      2.324714           15,304
   01/01/2013 to 12/31/2013........................................................      2.963329           14,116
 Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap Value
   Sub-Account (Class B) and before that Neuberger Berman Mid Cap Value
   Sub-Account)
   01/01/2004 to 12/31/2004........................................................      2.061234           20,028
   01/01/2005 to 12/31/2005........................................................      2.257043           52,328
   01/01/2006 to 12/31/2006........................................................      2.455307          122,970
   01/01/2007 to 12/31/2007........................................................      2.478212           58,879
   01/01/2008 to 12/31/2008........................................................      1.273177           52,528
   01/01/2009 to 12/31/2009........................................................      1.840081           51,117
   01/01/2010 to 12/31/2010........................................................      2.268988           32,020
   01/01/2011 to 12/31/2011........................................................      2.071558           29,697
   01/01/2012 to 04/27/2012........................................................      2.284875                0
 Invesco Small Cap Growth Sub-account
   01/01/2004 to 12/31/2004........................................................      1.186602           23,434
   01/01/2005 to 12/31/2005........................................................      1.256812           23,649
   01/01/2006 to 12/31/2006........................................................      1.403914           22,917
   01/01/2007 to 12/31/2007........................................................      1.525233           20,674
   01/01/2008 to 12/31/2008........................................................      0.914110                0
   01/01/2009 to 12/31/2009........................................................      1.196642                0
   01/01/2010 to 12/31/2010........................................................      1.477129                0
   01/01/2011 to 12/31/2011........................................................      1.429425                0
   01/01/2012 to 12/31/2012........................................................      1.653064                0
   01/01/2013 to 12/31/2013........................................................      2.266804                0
 Jennison Growth Sub-Account (Class B)
   05/01/2005 to 12/31/2005........................................................      0.467096           40,374
   01/01/2006 to 12/31/2006........................................................      0.468491           41,226
   01/01/2007 to 12/31/2007........................................................      0.510431           42,167
   01/01/2008 to 12/31/2008........................................................      0.316809           48,888
   01/01/2009 to 12/31/2009........................................................      0.432530           73,025
   01/01/2010 to 12/31/2010........................................................      0.470995                0
   01/01/2011 to 12/31/2011........................................................      0.461788                0
   01/01/2012 to 12/31/2012........................................................      0.521960                0
   01/01/2013 to 12/31/2013........................................................      0.698163                0
 Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital Appreciation
   Sub-Account)
   05/01/2005 to 12/31/2005........................................................      8.299136                0
   01/01/2006 to 12/31/2006........................................................      8.737359            1,780
   01/01/2007 to 12/31/2007........................................................      9.767408            2,227
   01/01/2008 to 12/31/2008........................................................      5.164859            2,531
   01/01/2009 to 12/31/2009........................................................      7.260554            6,704
   01/01/2010 to 12/31/2010........................................................      7.770062                0
   01/01/2011 to 12/31/2011........................................................      7.496385                0
   01/01/2012 to 04/27/2012........................................................      8.411474                0

                                                                                        AUV AT
                                                                                     BEGINNING OF
                                                                                        PERIOD
                                                                                    --------------
 Jennison Growth Sub-Account (Class B) (previously Met/Putnam Voyager Sub-Account
   (Class B))
   05/01/2004 to 12/31/2004........................................................     0.409218
   01/01/2005 to 04/30/2005........................................................     0.424945
 Jennison Growth Sub-Account (Class E)
   05/01/2005 to 12/31/2005........................................................     0.391191
   01/01/2006 to 12/31/2006........................................................     0.468094
   01/01/2007 to 12/31/2007........................................................     0.469834
   01/01/2008 to 12/31/2008........................................................     0.512608
   01/01/2009 to 12/31/2009........................................................     0.318025
   01/01/2010 to 12/31/2010........................................................     0.435181
   01/01/2011 to 12/31/2011........................................................     0.474425
   01/01/2012 to 12/31/2012........................................................     0.465547
   01/01/2013 to 12/31/2013........................................................     0.526309
 Jennison Growth Sub-Account (Class E) (previously Met/Putnam Voyager Sub-Account
   (Class E))
   01/01/2004 to 12/31/2004........................................................     0.415056
   01/01/2005 to 04/30/2005........................................................     0.424948
 JPMorgan Global Active Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012........................................................     1.012635
   01/01/2013 to 12/31/2013........................................................     1.044277
 Loomis Sayles Global Markets Sub-Account (Class B)
   04/29/2013 to 12/31/2013........................................................    12.509091
 Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
   Sub-Account (Class B))
   04/28/2008 to 12/31/2008........................................................     9.997589
   01/01/2009 to 12/31/2009........................................................     7.942507
   01/01/2010 to 12/31/2010........................................................     9.931910
   01/01/2011 to 12/31/2011........................................................    10.864348
   01/01/2012 to 12/31/2012........................................................    10.855279
   01/01/2013 to 04/26/2013........................................................    11.944370
 Loomis Sayles Small Cap Core Sub-Account (Class B)
   05/01/2004 to 12/31/2004........................................................     2.161605
   01/01/2005 to 12/31/2005........................................................     2.436398
   01/01/2006 to 12/31/2006........................................................     2.542675
   01/01/2007 to 12/31/2007........................................................     2.895310
   01/01/2008 to 12/31/2008........................................................     3.161190
   01/01/2009 to 12/31/2009........................................................     1.977202
   01/01/2010 to 12/31/2010........................................................     2.513023
   01/01/2011 to 12/31/2011........................................................     3.127297
   01/01/2012 to 12/31/2012........................................................     3.069740
   01/01/2013 to 12/31/2013........................................................     3.431032
 Loomis Sayles Small Cap Core Sub-Account (Class E)
   01/01/2004 to 12/31/2004........................................................     2.159414
   01/01/2005 to 12/31/2005........................................................     2.454626
   01/01/2006 to 12/31/2006........................................................     2.563974
   01/01/2007 to 12/31/2007........................................................     2.922363
   01/01/2008 to 12/31/2008........................................................     3.193754
   01/01/2009 to 12/31/2009........................................................     1.999579
   01/01/2010 to 12/31/2010........................................................     2.543887
   01/01/2011 to 12/31/2011........................................................     3.168952
   01/01/2012 to 12/31/2012........................................................     3.113785
   01/01/2013 to 12/31/2013........................................................     3.483656
 Loomis Sayles Small Cap Growth Sub-Account
   01/01/2004 to 12/31/2004........................................................     0.871274
   01/01/2005 to 12/31/2005........................................................     0.947272
   01/01/2006 to 12/31/2006........................................................     0.967412
   01/01/2007 to 12/31/2007........................................................     1.038404
   01/01/2008 to 12/31/2008........................................................     1.059511
   01/01/2009 to 12/31/2009........................................................     0.608244
   01/01/2010 to 12/31/2010........................................................     0.771582
   01/01/2011 to 12/31/2011........................................................     0.991420
   01/01/2012 to 12/31/2012........................................................     0.996515
   01/01/2013 to 12/31/2013........................................................     1.080906



                                                                                          AUV AT         ACCUM UNITS
                                                                                     ENDING OF PERIOD   END OF PERIOD
                                                                                    ------------------ --------------
 Jennison Growth Sub-Account (Class B) (previously Met/Putnam Voyager Sub-Account
   (Class B))
   05/01/2004 to 12/31/2004........................................................       0.424945               0
   01/01/2005 to 04/30/2005........................................................       0.386270               0
 Jennison Growth Sub-Account (Class E)
   05/01/2005 to 12/31/2005........................................................       0.468094          13,393
   01/01/2006 to 12/31/2006........................................................       0.469834          13,959
   01/01/2007 to 12/31/2007........................................................       0.512608          13,935
   01/01/2008 to 12/31/2008........................................................       0.318025          12,184
   01/01/2009 to 12/31/2009........................................................       0.435181          11,659
   01/01/2010 to 12/31/2010........................................................       0.474425          12,350
   01/01/2011 to 12/31/2011........................................................       0.465547          70,676
   01/01/2012 to 12/31/2012........................................................       0.526309          59,026
   01/01/2013 to 12/31/2013........................................................       0.704861               0
 Jennison Growth Sub-Account (Class E) (previously Met/Putnam Voyager Sub-Account
   (Class E))
   01/01/2004 to 12/31/2004........................................................       0.424948          13,323
   01/01/2005 to 04/30/2005........................................................       0.390108               0
 JPMorgan Global Active Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012........................................................       1.044277               0
   01/01/2013 to 12/31/2013........................................................       1.133792               0
 Loomis Sayles Global Markets Sub-Account (Class B)
   04/29/2013 to 12/31/2013........................................................      13.674038               0
 Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin Income
   Sub-Account (Class B))
   04/28/2008 to 12/31/2008........................................................       7.942507               0
   01/01/2009 to 12/31/2009........................................................       9.931910               0
   01/01/2010 to 12/31/2010........................................................      10.864348               0
   01/01/2011 to 12/31/2011........................................................      10.855279               0
   01/01/2012 to 12/31/2012........................................................      11.944370             420
   01/01/2013 to 04/26/2013........................................................      12.436309               0
 Loomis Sayles Small Cap Core Sub-Account (Class B)
   05/01/2004 to 12/31/2004........................................................       2.436398               0
   01/01/2005 to 12/31/2005........................................................       2.542675           5,528
   01/01/2006 to 12/31/2006........................................................       2.895310          16,644
   01/01/2007 to 12/31/2007........................................................       3.161190          30,241
   01/01/2008 to 12/31/2008........................................................       1.977202          47,137
   01/01/2009 to 12/31/2009........................................................       2.513023          45,297
   01/01/2010 to 12/31/2010........................................................       3.127297          38,498
   01/01/2011 to 12/31/2011........................................................       3.069740          36,604
   01/01/2012 to 12/31/2012........................................................       3.431032          35,653
   01/01/2013 to 12/31/2013........................................................       4.721982           4,862
 Loomis Sayles Small Cap Core Sub-Account (Class E)
   01/01/2004 to 12/31/2004........................................................       2.454626           6,936
   01/01/2005 to 12/31/2005........................................................       2.563974          15,352
   01/01/2006 to 12/31/2006........................................................       2.922363          17,059
   01/01/2007 to 12/31/2007........................................................       3.193754          16,791
   01/01/2008 to 12/31/2008........................................................       1.999579          16,354
   01/01/2009 to 12/31/2009........................................................       2.543887           3,025
   01/01/2010 to 12/31/2010........................................................       3.168952           2,405
   01/01/2011 to 12/31/2011........................................................       3.113785           1,845
   01/01/2012 to 12/31/2012........................................................       3.483656               0
   01/01/2013 to 12/31/2013........................................................       4.799240               0
 Loomis Sayles Small Cap Growth Sub-Account
   01/01/2004 to 12/31/2004........................................................       0.947272         166,064
   01/01/2005 to 12/31/2005........................................................       0.967412         215,948
   01/01/2006 to 12/31/2006........................................................       1.038404         104,112
   01/01/2007 to 12/31/2007........................................................       1.059511         109,626
   01/01/2008 to 12/31/2008........................................................       0.608244          85,025
   01/01/2009 to 12/31/2009........................................................       0.771582          40,646
   01/01/2010 to 12/31/2010........................................................       0.991420          76,624
   01/01/2011 to 12/31/2011........................................................       0.996515          75,304
   01/01/2012 to 12/31/2012........................................................       1.080906          64,043
   01/01/2013 to 12/31/2013........................................................       1.568969          41,811

                                                                                       AUV AT
                                                                                    BEGINNING OF
                                                                                       PERIOD
                                                                                   --------------
 Lord Abbett Bond Debenture Sub-Account
   01/01/2004 to 12/31/2004.......................................................     1.498707
   01/01/2005 to 12/31/2005.......................................................     1.585737
   01/01/2006 to 12/31/2006.......................................................     1.574492
   01/01/2007 to 12/31/2007.......................................................     1.681231
   01/01/2008 to 12/31/2008.......................................................     1.752167
   01/01/2009 to 12/31/2009.......................................................     1.395079
   01/01/2010 to 12/31/2010.......................................................     1.866591
   01/01/2011 to 12/31/2011.......................................................     2.062742
   01/01/2012 to 12/31/2012.......................................................     2.107944
   01/01/2013 to 12/31/2013.......................................................     2.328796
 Met/Artisan Mid Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004.......................................................     2.758183
   01/01/2005 to 12/31/2005.......................................................     2.977180
   01/01/2006 to 12/31/2006.......................................................     3.195328
   01/01/2007 to 12/31/2007.......................................................     3.506527
   01/01/2008 to 12/31/2008.......................................................     3.187138
   01/01/2009 to 12/31/2009.......................................................     1.679285
   01/01/2010 to 12/31/2010.......................................................     2.319518
   01/01/2011 to 12/31/2011.......................................................     2.603993
   01/01/2012 to 12/31/2012.......................................................     2.712786
   01/01/2013 to 12/31/2013.......................................................     2.960762
 Met/Artisan Mid Cap Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004.......................................................     2.828363
   01/01/2005 to 12/31/2005.......................................................     3.037004
   01/01/2006 to 12/31/2006.......................................................     3.262671
   01/01/2007 to 12/31/2007.......................................................     3.584022
   01/01/2008 to 12/31/2008.......................................................     3.260825
   01/01/2009 to 12/31/2009.......................................................     1.719816
   01/01/2010 to 12/31/2010.......................................................     2.377820
   01/01/2011 to 12/31/2011.......................................................     2.672064
   01/01/2012 to 12/31/2012.......................................................     2.786512
   01/01/2013 to 12/31/2013.......................................................     3.044293
 Met/Franklin Low Duration Total Return Sub-Account
   05/02/2011 to 12/31/2011.......................................................     9.986988
   01/01/2012 to 12/31/2012.......................................................     9.714258
   01/01/2013 to 12/31/2013.......................................................     9.919665
 MetLife Aggressive Strategy Sub-Account
   05/02/2011 to 12/31/2011.......................................................    11.589659
   01/01/2012 to 12/31/2012.......................................................     9.873021
   01/01/2013 to 12/31/2013.......................................................    11.273918
 MetLife Aggressive Strategy Sub-Account (previously MetLife Aggressive Allocation
   Sub-Account )
   05/01/2005 to 12/31/2005.......................................................     9.998192
   01/01/2006 to 12/31/2006.......................................................    11.090906
   01/01/2007 to 12/31/2007.......................................................    12.549255
   01/01/2008 to 12/31/2008.......................................................    12.675952
   01/01/2009 to 12/31/2009.......................................................     7.383724
   01/01/2010 to 12/31/2010.......................................................     9.497549
   01/01/2011 to 04/29/2011.......................................................    10.748847
 MetLife Balanced Plus Sub-Account
   04/30/2012 to 12/31/2012.......................................................     9.920830
   01/01/2013 to 12/31/2013.......................................................    10.325525
 MetLife Conservative Allocation Sub-Account
   05/01/2005 to 12/31/2005.......................................................     9.998192
   01/01/2006 to 12/31/2006.......................................................    10.244587
   01/01/2007 to 12/31/2007.......................................................    10.712904
   01/01/2008 to 12/31/2008.......................................................    11.062340
   01/01/2009 to 12/31/2009.......................................................     9.264045
   01/01/2010 to 12/31/2010.......................................................    10.922625
   01/01/2011 to 12/31/2011.......................................................    11.759076
   01/01/2012 to 12/31/2012.......................................................    11.877939
   01/01/2013 to 12/31/2013.......................................................    12.684647
 MetLife Conservative to Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005.......................................................     9.998192
   01/01/2006 to 12/31/2006.......................................................    10.461355
   01/01/2007 to 12/31/2007.......................................................    11.198645
   01/01/2008 to 12/31/2008.......................................................    11.480672
   01/01/2009 to 12/31/2009.......................................................     8.804813
   01/01/2010 to 12/31/2010.......................................................    10.652619
   01/01/2011 to 12/31/2011.......................................................    11.622079
   01/01/2012 to 12/31/2012.......................................................    11.488999
   01/01/2013 to 12/31/2013.......................................................    12.525773



                                                                                         AUV AT         ACCUM UNITS
                                                                                    ENDING OF PERIOD   END OF PERIOD
                                                                                   ------------------ --------------
 Lord Abbett Bond Debenture Sub-Account
   01/01/2004 to 12/31/2004.......................................................       1.585737         223,374
   01/01/2005 to 12/31/2005.......................................................       1.574492          74,062
   01/01/2006 to 12/31/2006.......................................................       1.681231          96,970
   01/01/2007 to 12/31/2007.......................................................       1.752167          57,966
   01/01/2008 to 12/31/2008.......................................................       1.395079          49,742
   01/01/2009 to 12/31/2009.......................................................       1.866591          62,888
   01/01/2010 to 12/31/2010.......................................................       2.062742          61,776
   01/01/2011 to 12/31/2011.......................................................       2.107944          44,475
   01/01/2012 to 12/31/2012.......................................................       2.328796          33,656
   01/01/2013 to 12/31/2013.......................................................       2.459897          18,280
 Met/Artisan Mid Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004.......................................................       2.977180          37,105
   01/01/2005 to 12/31/2005.......................................................       3.195328          55,264
   01/01/2006 to 12/31/2006.......................................................       3.506527          53,467
   01/01/2007 to 12/31/2007.......................................................       3.187138          19,925
   01/01/2008 to 12/31/2008.......................................................       1.679285          13,552
   01/01/2009 to 12/31/2009.......................................................       2.319518          13,892
   01/01/2010 to 12/31/2010.......................................................       2.603993           2,498
   01/01/2011 to 12/31/2011.......................................................       2.712786           2,441
   01/01/2012 to 12/31/2012.......................................................       2.960762           2,656
   01/01/2013 to 12/31/2013.......................................................       3.953802           1,029
 Met/Artisan Mid Cap Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004.......................................................       3.037004          67,383
   01/01/2005 to 12/31/2005.......................................................       3.262671          27,710
   01/01/2006 to 12/31/2006.......................................................       3.584022          25,192
   01/01/2007 to 12/31/2007.......................................................       3.260825          15,910
   01/01/2008 to 12/31/2008.......................................................       1.719816          14,545
   01/01/2009 to 12/31/2009.......................................................       2.377820           5,468
   01/01/2010 to 12/31/2010.......................................................       2.672064           4,069
   01/01/2011 to 12/31/2011.......................................................       2.786512           3,473
   01/01/2012 to 12/31/2012.......................................................       3.044293           2,112
   01/01/2013 to 12/31/2013.......................................................       4.069534               0
 Met/Franklin Low Duration Total Return Sub-Account
   05/02/2011 to 12/31/2011.......................................................       9.714258               0
   01/01/2012 to 12/31/2012.......................................................       9.919665               0
   01/01/2013 to 12/31/2013.......................................................       9.816446               0
 MetLife Aggressive Strategy Sub-Account
   05/02/2011 to 12/31/2011.......................................................       9.873021           4,348
   01/01/2012 to 12/31/2012.......................................................      11.273918           4,324
   01/01/2013 to 12/31/2013.......................................................      14.282933               0
 MetLife Aggressive Strategy Sub-Account (previously MetLife Aggressive Allocation
   Sub-Account )
   05/01/2005 to 12/31/2005.......................................................      11.090906               0
   01/01/2006 to 12/31/2006.......................................................      12.549255               0
   01/01/2007 to 12/31/2007.......................................................      12.675952               0
   01/01/2008 to 12/31/2008.......................................................       7.383724           7,971
   01/01/2009 to 12/31/2009.......................................................       9.497549          12,122
   01/01/2010 to 12/31/2010.......................................................      10.748847           4,370
   01/01/2011 to 04/29/2011.......................................................      11.625198               0
 MetLife Balanced Plus Sub-Account
   04/30/2012 to 12/31/2012.......................................................      10.325525               0
   01/01/2013 to 12/31/2013.......................................................      11.551525               0
 MetLife Conservative Allocation Sub-Account
   05/01/2005 to 12/31/2005.......................................................      10.244587               0
   01/01/2006 to 12/31/2006.......................................................      10.712904          57,287
   01/01/2007 to 12/31/2007.......................................................      11.062340           4,990
   01/01/2008 to 12/31/2008.......................................................       9.264045           6,611
   01/01/2009 to 12/31/2009.......................................................      10.922625           6,577
   01/01/2010 to 12/31/2010.......................................................      11.759076           6,549
   01/01/2011 to 12/31/2011.......................................................      11.877939           6,518
   01/01/2012 to 12/31/2012.......................................................      12.684647           6,488
   01/01/2013 to 12/31/2013.......................................................      12.940479           6,459
 MetLife Conservative to Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005.......................................................      10.461355               0
   01/01/2006 to 12/31/2006.......................................................      11.198645               0
   01/01/2007 to 12/31/2007.......................................................      11.480672         106,882
   01/01/2008 to 12/31/2008.......................................................       8.804813          99,674
   01/01/2009 to 12/31/2009.......................................................      10.652619          33,337
   01/01/2010 to 12/31/2010.......................................................      11.622079          31,187
   01/01/2011 to 12/31/2011.......................................................      11.488999          22,715
   01/01/2012 to 12/31/2012.......................................................      12.525773               0
   01/01/2013 to 12/31/2013.......................................................      13.591899               0

                                                                                      AUV AT
                                                                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                                  -------------- ------------------ --------------
 MetLife Growth Strategy Sub-Account (Class B)
   04/29/2013 to 12/31/2013......................................................    11.171458        12.665907              0
 MetLife Growth Strategy Sub-Account (Class B) (previously Met/Franklin Templeton
   Founding Strategy Sub-Account (Class B))
   04/28/2008 to 12/31/2008......................................................     9.997589         6.994952              0
   01/01/2009 to 12/31/2009......................................................     6.994952         8.796467              0
   01/01/2010 to 12/31/2010......................................................     8.796467         9.469607              0
   01/01/2011 to 12/31/2011......................................................     9.469607         9.100861              0
   01/01/2012 to 12/31/2012......................................................     9.100861        10.337166              0
   01/01/2013 to 04/26/2013......................................................    10.337166        11.100257              0
 MetLife Mid Cap Stock Index Sub-Account
   01/01/2004 to 12/31/2004......................................................     1.112298         1.259075         20,790
   01/01/2005 to 12/31/2005......................................................     1.259075         1.379828         19,161
   01/01/2006 to 12/31/2006......................................................     1.379828         1.482519         18,224
   01/01/2007 to 12/31/2007......................................................     1.482519         1.559085         14,275
   01/01/2008 to 12/31/2008......................................................     1.559085         0.970241         14,832
   01/01/2009 to 12/31/2009......................................................     0.970241         1.298177         12,943
   01/01/2010 to 12/31/2010......................................................     1.298177         1.600078         11,311
   01/01/2011 to 12/31/2011......................................................     1.600078         1.531086         10,616
   01/01/2012 to 12/31/2012......................................................     1.531086         1.757129          9,460
   01/01/2013 to 12/31/2013......................................................     1.757129         2.283230              0
 MetLife Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005......................................................     9.998192        10.690928          6,536
   01/01/2006 to 12/31/2006......................................................    10.690928        11.697181          7,271
   01/01/2007 to 12/31/2007......................................................    11.697181        11.938556         11,246
   01/01/2008 to 12/31/2008......................................................    11.938556         8.334120         12,898
   01/01/2009 to 12/31/2009......................................................     8.334120        10.315758         12,805
   01/01/2010 to 12/31/2010......................................................    10.315758        11.420563          8,244
   01/01/2011 to 12/31/2011......................................................    11.420563        11.019632          7,536
   01/01/2012 to 12/31/2012......................................................    11.019632        12.205868          7,502
   01/01/2013 to 12/31/2013......................................................    12.205868        14.087711          5,857
 MetLife Moderate to Aggressive Allocation Sub-Account
   05/01/2005 to 12/31/2005......................................................     9.998192        10.915585              0
   01/01/2006 to 12/31/2006......................................................    10.915585        12.196813          1,764
   01/01/2007 to 12/31/2007......................................................    12.196813        12.389279          1,754
   01/01/2008 to 12/31/2008......................................................    12.389279         7.863050         10,495
   01/01/2009 to 12/31/2009......................................................     7.863050         9.929845          8,830
   01/01/2010 to 12/31/2010......................................................     9.929845        11.141773            219
   01/01/2011 to 12/31/2011......................................................    11.141773        10.488657            215
   01/01/2012 to 12/31/2012......................................................    10.488657        11.837841            211
   01/01/2013 to 12/31/2013......................................................    11.837841        14.395669            207
 MetLife Multi-Index Targeted Risk Sub-Account (Class B)
   04/29/2013 to 12/31/2013......................................................    10.755316        11.185657              0
 MetLife Stock Index Sub-Account
   01/01/2004 to 12/31/2004......................................................     3.029154         3.267648         14,357
   01/01/2005 to 12/31/2005......................................................     3.267648         3.336629         30,642
   01/01/2006 to 12/31/2006......................................................     3.336629         3.759933         24,327
   01/01/2007 to 12/31/2007......................................................     3.759933         3.860633         13,014
   01/01/2008 to 12/31/2008......................................................     3.860633         2.369252         13,241
   01/01/2009 to 12/31/2009......................................................     2.369252         2.918457         10,846
   01/01/2010 to 12/31/2010......................................................     2.918457         3.268693         10,300
   01/01/2011 to 12/31/2011......................................................     3.268693         3.250003          4,282
   01/01/2012 to 12/31/2012......................................................     3.250003         3.669398          2,301
   01/01/2013 to 12/31/2013......................................................     3.669398         4.727435          2,217
 MFS(R) Investors Trust Sub-Account (Class B)
   05/01/2004 to 12/31/2004......................................................     7.387943         8.146489              0
   01/01/2005 to 12/31/2005......................................................     8.146489         8.519782              0
   01/01/2006 to 04/30/2006......................................................     8.519782         8.881372              0
 MFS(R) Investors Trust Sub-Account (Class E)
   01/01/2004 to 12/31/2004......................................................     0.752961         0.819602         42,721
   01/01/2005 to 12/31/2005......................................................     0.819602         0.858858         42,576
   01/01/2006 to 04/30/2006......................................................     0.858858         0.895600              0
 MFS(R) Investors Trust Sub-Account (previously MFS(R) Research Managers
   Sub-Account)
   01/01/2004 to 04/30/2004......................................................     0.770684         0.782576         44,505

                                                                                 AUV AT
                                                                              BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                 PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                             -------------- ------------------ --------------
 MFS(R) Research International Sub-Account
   01/01/2004 to 12/31/2004.................................................   0.927567           1.084809          46,809
   01/01/2005 to 12/31/2005.................................................   1.084809           1.235559          47,864
   01/01/2006 to 12/31/2006.................................................   1.235559           1.529838          60,678
   01/01/2007 to 12/31/2007.................................................   1.529838           1.695257          93,603
   01/01/2008 to 12/31/2008.................................................   1.695257           0.955712          32,991
   01/01/2009 to 12/31/2009.................................................   0.955712           1.230029          27,661
   01/01/2010 to 12/31/2010.................................................   1.230029           1.340515          24,286
   01/01/2011 to 12/31/2011.................................................   1.340515           1.170885          23,218
   01/01/2012 to 12/31/2012.................................................   1.170885           1.336633          17,432
   01/01/2013 to 12/31/2013.................................................   1.336633           1.559355           5,250
 MFS(R) Total Return Sub-Account
   05/01/2004 to 12/31/2004.................................................   3.208595           3.470400          26,448
   01/01/2005 to 12/31/2005.................................................   3.470400           3.491885          39,232
   01/01/2006 to 12/31/2006.................................................   3.491885           3.823770          39,866
   01/01/2007 to 12/31/2007.................................................   3.823770           3.894126          21,438
   01/01/2008 to 12/31/2008.................................................   3.894126           2.957847          19,407
   01/01/2009 to 12/31/2009.................................................   2.957847           3.423105          14,618
   01/01/2010 to 12/31/2010.................................................   3.423105           3.676751          14,482
   01/01/2011 to 12/31/2011.................................................   3.676751           3.674575          12,613
   01/01/2012 to 12/31/2012.................................................   3.674575           4.000663           9,400
   01/01/2013 to 12/31/2013.................................................   4.000663           4.645455             764
 MFS(R) Total Return Sub-Account (previously Balanced Sub-Account)
   01/01/2004 to 04/30/2004.................................................   1.372962           1.357400          32,755
 MFS(R) Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004.................................................   1.161353           1.246630          19,747
   01/01/2005 to 12/31/2005.................................................   1.246630           1.199452         100,954
   01/01/2006 to 12/31/2006.................................................   1.199452           1.382742          80,480
   01/01/2007 to 12/31/2007.................................................   1.382742           1.298036          78,045
   01/01/2008 to 12/31/2008.................................................   1.298036           0.841760          59,629
   01/01/2009 to 12/31/2009.................................................   0.841760           0.992946          32,506
   01/01/2010 to 12/31/2010.................................................   0.992946           1.079941          18,078
   01/01/2011 to 12/31/2011.................................................   1.079941           1.063240          15,580
   01/01/2012 to 12/31/2012.................................................   1.063240           1.209700          16,954
   01/01/2013 to 12/31/2013.................................................   1.209700           1.602147          22,007
 MFS(R) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
   (Class B))
   05/01/2004 to 12/31/2004.................................................   2.107115           2.364207             607
   01/01/2005 to 12/31/2005.................................................   2.364207           2.554180           3,873
   01/01/2006 to 12/31/2006.................................................   2.554180           2.790114          33,250
   01/01/2007 to 12/31/2007.................................................   2.790114           2.836590          42,859
   01/01/2008 to 12/31/2008.................................................   2.836590           1.689700          18,371
   01/01/2009 to 12/31/2009.................................................   1.689700           2.008080          21,699
   01/01/2010 to 12/31/2010.................................................   2.008080           2.244884           8,108
   01/01/2011 to 12/31/2011.................................................   2.244884           2.055913          11,192
   01/01/2012 to 12/31/2012.................................................   2.055913           2.322064           9,367
   01/01/2013 to 04/26/2013.................................................   2.322064           2.549998               0
 MFS(R) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
   Sub-Account (Class B))
   04/28/2008 to 12/31/2008.................................................   9.997589           6.563810               0
   01/01/2009 to 12/31/2009.................................................   6.563810           8.018802               0
   01/01/2010 to 12/31/2010.................................................   8.018802           8.709116               0
   01/01/2011 to 12/31/2011.................................................   8.709116           8.473386               0
   01/01/2012 to 12/31/2012.................................................   8.473386           9.441471               0
   01/01/2013 to 04/26/2013.................................................   9.441471          10.316027               0
 MFS(R) Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004.................................................   1.151927           1.254021          17,337
   01/01/2005 to 12/31/2005.................................................   1.254021           1.207886          34,074
   01/01/2006 to 12/31/2006.................................................   1.207886           1.393585          12,219
   01/01/2007 to 12/31/2007.................................................   1.393585           1.309543          12,245
   01/01/2008 to 12/31/2008.................................................   1.309543           0.850402          11,924
   01/01/2009 to 12/31/2009.................................................   0.850402           1.003855          11,597
   01/01/2010 to 12/31/2010.................................................   1.003855           1.092534          10,414
   01/01/2011 to 12/31/2011.................................................   1.092534           1.077422           1,542
   01/01/2012 to 12/31/2012.................................................   1.077422           1.226627               0
   01/01/2013 to 12/31/2013.................................................   1.226627           1.627540               0

                                                                                            AUV AT
                                                                                         BEGINNING OF
                                                                                            PERIOD
                                                                                        --------------
 MFS(R) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account (Class E))
   01/01/2004 to 12/31/2004............................................................   2.147737
   01/01/2005 to 12/31/2005............................................................   2.385812
   01/01/2006 to 12/31/2006............................................................   2.579773
   01/01/2007 to 12/31/2007............................................................   2.820795
   01/01/2008 to 12/31/2008............................................................   2.870598
   01/01/2009 to 12/31/2009............................................................   1.711892
   01/01/2010 to 12/31/2010............................................................   2.037340
   01/01/2011 to 12/31/2011............................................................   2.279967
   01/01/2012 to 12/31/2012............................................................   2.089982
   01/01/2013 to 04/26/2013............................................................   2.362958
 Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010............................................................   1.158542
   01/01/2011 to 12/31/2011............................................................   1.338433
   01/01/2012 to 12/31/2012............................................................   1.218728
   01/01/2013 to 12/31/2013............................................................   1.302717
 Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
   Sub-Account)
   01/01/2004 to 04/30/2004............................................................   1.120382
 Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
   Sub-Account and before that Janus Mid Cap Sub-Account))
   01/01/2004 to 12/31/2004............................................................   1.355874
   01/01/2005 to 12/31/2005............................................................   1.549471
   01/01/2006 to 12/31/2006............................................................   1.616856
   01/01/2007 to 12/31/2007............................................................   1.764590
   01/01/2008 to 12/31/2008............................................................   1.865975
   01/01/2009 to 12/31/2009............................................................   0.813441
   01/01/2010 to 04/30/2010............................................................   1.062568
 MSCI EAFE(R) Index Sub-Account
   01/01/2004 to 12/31/2004............................................................   0.907523
   01/01/2005 to 12/31/2005............................................................   1.058811
   01/01/2006 to 12/31/2006............................................................   1.169793
   01/01/2007 to 12/31/2007............................................................   1.435621
   01/01/2008 to 12/31/2008............................................................   1.551944
   01/01/2009 to 12/31/2009............................................................   0.877433
   01/01/2010 to 12/31/2010............................................................   1.101145
   01/01/2011 to 12/31/2011............................................................   1.162441
   01/01/2012 to 12/31/2012............................................................   0.993339
   01/01/2013 to 12/31/2013............................................................   1.146745
 Neuberger Berman Genesis Sub-account (previously BlackRock Strategic Value
   Sub-Account (Class B))
   05/01/2004 to 12/31/2004............................................................   1.562518
   01/01/2005 to 12/31/2005............................................................   1.748585
   01/01/2006 to 12/31/2006............................................................   1.777530
   01/01/2007 to 12/31/2007............................................................   2.024884
   01/01/2008 to 12/31/2008............................................................   1.907462
   01/01/2009 to 12/31/2009............................................................   1.146425
   01/01/2010 to 12/31/2010............................................................   1.265404
   01/01/2011 to 12/31/2011............................................................   1.502074
   01/01/2012 to 12/31/2012............................................................   1.550375
   01/01/2013 to 12/31/2013............................................................   1.664372
 Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap
   Sub-Account (Class B))
   01/01/2004 to 12/31/2004............................................................   1.181399
   01/01/2005 to 12/31/2005............................................................   1.322062
   01/01/2006 to 12/31/2006............................................................   1.397607
   01/01/2007 to 12/31/2007............................................................   1.567929
   01/01/2008 to 12/31/2008............................................................   1.492057
   01/01/2009 to 12/31/2009............................................................   0.900477
   01/01/2010 to 12/31/2010............................................................   1.204711
   01/01/2011 to 12/31/2011............................................................   1.447914
   01/01/2012 to 12/31/2012............................................................   1.341731
   01/01/2013 to 04/26/2013............................................................   1.381750



                                                                                              AUV AT         ACCUM UNITS
                                                                                         ENDING OF PERIOD   END OF PERIOD
                                                                                        ------------------ --------------
 MFS(R) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account (Class E))
   01/01/2004 to 12/31/2004............................................................     2.385812             3,016
   01/01/2005 to 12/31/2005............................................................     2.579773            11,374
   01/01/2006 to 12/31/2006............................................................     2.820795            11,374
   01/01/2007 to 12/31/2007............................................................     2.870598            11,374
   01/01/2008 to 12/31/2008............................................................     1.711892            11,374
   01/01/2009 to 12/31/2009............................................................     2.037340                 0
   01/01/2010 to 12/31/2010............................................................     2.279967                 0
   01/01/2011 to 12/31/2011............................................................     2.089982                 0
   01/01/2012 to 12/31/2012............................................................     2.362958                 0
   01/01/2013 to 04/26/2013............................................................     2.595828                 0
 Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010............................................................     1.338433            63,717
   01/01/2011 to 12/31/2011............................................................     1.218728            80,789
   01/01/2012 to 12/31/2012............................................................     1.302717            74,173
   01/01/2013 to 12/31/2013............................................................     1.771698            26,662
 Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
   Sub-Account)
   01/01/2004 to 04/30/2004............................................................     1.107324            40,828
 Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap Opportunities
   Sub-Account and before that Janus Mid Cap Sub-Account))
   01/01/2004 to 12/31/2004............................................................     1.549471           125,500
   01/01/2005 to 12/31/2005............................................................     1.616856           127,987
   01/01/2006 to 12/31/2006............................................................     1.764590            47,680
   01/01/2007 to 12/31/2007............................................................     1.865975            67,363
   01/01/2008 to 12/31/2008............................................................     0.813441            37,748
   01/01/2009 to 12/31/2009............................................................     1.062568            31,613
   01/01/2010 to 04/30/2010............................................................     1.147009                 0
 MSCI EAFE(R) Index Sub-Account
   01/01/2004 to 12/31/2004............................................................     1.058811           136,248
   01/01/2005 to 12/31/2005............................................................     1.169793            58,486
   01/01/2006 to 12/31/2006............................................................     1.435621            42,456
   01/01/2007 to 12/31/2007............................................................     1.551944           171,524
   01/01/2008 to 12/31/2008............................................................     0.877433            34,321
   01/01/2009 to 12/31/2009............................................................     1.101145            20,955
   01/01/2010 to 12/31/2010............................................................     1.162441            12,483
   01/01/2011 to 12/31/2011............................................................     0.993339            14,676
   01/01/2012 to 12/31/2012............................................................     1.146745            10,475
   01/01/2013 to 12/31/2013............................................................     1.363218                 0
 Neuberger Berman Genesis Sub-account (previously BlackRock Strategic Value
   Sub-Account (Class B))
   05/01/2004 to 12/31/2004............................................................     1.748585           137,836
   01/01/2005 to 12/31/2005............................................................     1.777530           168,944
   01/01/2006 to 12/31/2006............................................................     2.024884            78,843
   01/01/2007 to 12/31/2007............................................................     1.907462           104,899
   01/01/2008 to 12/31/2008............................................................     1.146425            36,889
   01/01/2009 to 12/31/2009............................................................     1.265404            18,494
   01/01/2010 to 12/31/2010............................................................     1.502074            18,052
   01/01/2011 to 12/31/2011............................................................     1.550375            14,115
   01/01/2012 to 12/31/2012............................................................     1.664372            10,374
   01/01/2013 to 12/31/2013............................................................     2.249955                 0
 Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap
   Sub-Account (Class B))
   01/01/2004 to 12/31/2004............................................................     1.322062             2,144
   01/01/2005 to 12/31/2005............................................................     1.397607             2,133
   01/01/2006 to 12/31/2006............................................................     1.567929            57,788
   01/01/2007 to 12/31/2007............................................................     1.492057            80,480
   01/01/2008 to 12/31/2008............................................................     0.900477            48,776
   01/01/2009 to 12/31/2009............................................................     1.204711            11,269
   01/01/2010 to 12/31/2010............................................................     1.447914                 0
   01/01/2011 to 12/31/2011............................................................     1.341731                 0
   01/01/2012 to 12/31/2012............................................................     1.381750                 0
   01/01/2013 to 04/26/2013............................................................     1.494393                 0

                                                                                      AUV AT
                                                                                   BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                      PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                                  -------------- ------------------ --------------
 Neuberger Berman Genesis Sub-account (previously BlackRock Strategic Value
   Sub-Account (Class E))
   01/01/2004 to 12/31/2004......................................................     1.555960         1.752858          41,566
   01/01/2005 to 12/31/2005......................................................     1.752858         1.782672          53,701
   01/01/2006 to 12/31/2006......................................................     1.782672         2.034215          54,698
   01/01/2007 to 12/31/2007......................................................     2.034215         1.918527          52,037
   01/01/2008 to 12/31/2008......................................................     1.918527         1.154097          42,289
   01/01/2009 to 12/31/2009......................................................     1.154097         1.274853          29,447
   01/01/2010 to 12/31/2010......................................................     1.274853         1.514671          26,313
   01/01/2011 to 12/31/2011......................................................     1.514671         1.564144          22,367
   01/01/2012 to 12/31/2012......................................................     1.564144         1.681424           3,785
   01/01/2013 to 12/31/2013......................................................     1.681424         2.276036               0
 Oppenheimer Global Equity Sub-Account (Class B)
   05/01/2004 to 12/31/2004......................................................    12.041673        13.816953             531
   01/01/2005 to 12/31/2005......................................................    13.816953        15.677143             717
   01/01/2006 to 12/31/2006......................................................    15.677143        17.844741           1,714
   01/01/2007 to 12/31/2007......................................................    17.844741        18.547315           2,325
   01/01/2008 to 12/31/2008......................................................    18.547315        10.784023           2,383
   01/01/2009 to 12/31/2009......................................................    10.784023        14.748150           4,099
   01/01/2010 to 12/31/2010......................................................    14.748150        16.725325           2,921
   01/01/2011 to 12/31/2011......................................................    16.725325        14.986698           2,639
   01/01/2012 to 12/31/2012......................................................    14.986698        17.763099           2,639
   01/01/2013 to 12/31/2013......................................................    17.763099        22.088120           1,139
 Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton Growth
   Sub-Account (Class B))
   04/28/2008 to 12/31/2008......................................................     9.997589         6.533132               0
   01/01/2009 to 12/31/2009......................................................     6.533132         8.475766               0
   01/01/2010 to 12/31/2010......................................................     8.475766         8.926452               0
   01/01/2011 to 12/31/2011......................................................     8.926452         8.130261               0
   01/01/2012 to 12/31/2012......................................................     8.130261         9.719097               0
   01/01/2013 to 04/26/2013......................................................     9.719097        10.306167               0
 PIMCO Inflation Protection Bond Sub-Account
   05/01/2006 to 12/31/2006......................................................    10.734463        10.782032               0
   01/01/2007 to 12/31/2007......................................................    10.782032        11.684976               0
   01/01/2008 to 12/31/2008......................................................    11.684976        10.642558          16,757
   01/01/2009 to 12/31/2009......................................................    10.642558        12.290123          16,365
   01/01/2010 to 12/31/2010......................................................    12.290123        12.955838          16,932
   01/01/2011 to 12/31/2011......................................................    12.955838        14.086796          18,730
   01/01/2012 to 12/31/2012......................................................    14.086796        15.036946          19,288
   01/01/2013 to 12/31/2013......................................................    15.036946        13.345330             578
 PIMCO Total Return Sub-Account
   01/01/2004 to 12/31/2004......................................................     1.141461         1.172170          85,090
   01/01/2005 to 12/31/2005......................................................     1.172170         1.172506         137,039
   01/01/2006 to 12/31/2006......................................................     1.172506         1.198883         267,777
   01/01/2007 to 12/31/2007......................................................     1.198883         1.261366         117,354
   01/01/2008 to 12/31/2008......................................................     1.261366         1.238905          73,469
   01/01/2009 to 12/31/2009......................................................     1.238905         1.430456          87,655
   01/01/2010 to 12/31/2010......................................................     1.430456         1.513669          72,989
   01/01/2011 to 12/31/2011......................................................     1.513669         1.527756          72,765
   01/01/2012 to 12/31/2012......................................................     1.527756         1.632884          88,732
   01/01/2013 to 12/31/2013......................................................     1.632884         1.566755          41,022
 Pyramis(R) Government Income Sub-Account
   04/30/2012 to 12/31/2012......................................................    10.686059        10.793183               0
   01/01/2013 to 12/31/2013......................................................    10.793183        10.081120               0
 Pyramis(R) Managed Risk Sub-Account (Class B)
   04/29/2013 to 12/31/2013......................................................    10.213865        10.693058               0
 Russell 2000(R) Index Sub-Account
   01/01/2004 to 12/31/2004......................................................     1.278525         1.468279          21,158
   01/01/2005 to 12/31/2005......................................................     1.468279         1.498195          31,590
   01/01/2006 to 12/31/2006......................................................     1.498195         1.723354          28,040
   01/01/2007 to 12/31/2007......................................................     1.723354         1.656911           7,796
   01/01/2008 to 12/31/2008......................................................     1.656911         1.074995           8,776
   01/01/2009 to 12/31/2009......................................................     1.074995         1.321448           8,114
   01/01/2010 to 12/31/2010......................................................     1.321448         1.636299           6,931
   01/01/2011 to 12/31/2011......................................................     1.636299         1.532133           3,561
   01/01/2012 to 12/31/2012......................................................     1.532133         1.739186           1,887
   01/01/2013 to 12/31/2013......................................................     1.739186         2.350980               0
 Schroders Global Multi-Asset Sub-Account
   04/30/2012 to 12/31/2012......................................................     1.010613         1.062291               0
   01/01/2013 to 12/31/2013......................................................     1.062291         1.144248               0

                                                                                     AUV AT
                                                                                  BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                     PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                                 -------------- ------------------ --------------
 SSgA Growth and Income ETF Sub-Account
   05/01/2006 to 12/31/2006.....................................................    10.464513        11.050225               0
   01/01/2007 to 12/31/2007.....................................................    11.050225        11.392034               0
   01/01/2008 to 12/31/2008.....................................................    11.392034         8.350805               0
   01/01/2009 to 12/31/2009.....................................................     8.350805        10.202154               0
   01/01/2010 to 12/31/2010.....................................................    10.202154        11.201756               0
   01/01/2011 to 12/31/2011.....................................................    11.201756        11.074793               0
   01/01/2012 to 12/31/2012.....................................................    11.074793        12.224092               0
   01/01/2013 to 12/31/2013.....................................................    12.224092        13.504487               0
 SSgA Growth ETF Sub-Account
   05/01/2006 to 12/31/2006.....................................................    10.654502        11.302506               0
   01/01/2007 to 12/31/2007.....................................................    11.302506        11.676430               0
   01/01/2008 to 12/31/2008.....................................................    11.676430         7.655988               0
   01/01/2009 to 12/31/2009.....................................................     7.655988         9.668742               0
   01/01/2010 to 12/31/2010.....................................................     9.668742        10.797232               0
   01/01/2011 to 12/31/2011.....................................................    10.797232        10.337860               0
   01/01/2012 to 12/31/2012.....................................................    10.337860        11.631841               0
   01/01/2013 to 12/31/2013.....................................................    11.631841        13.435197               0
 T. Rowe Price Large Cap Growth Sub-Account (Class B)
   05/01/2004 to 12/31/2004.....................................................     1.068742         1.151983          74,148
   01/01/2005 to 12/31/2005.....................................................     1.151983         1.198298         164,172
   01/01/2006 to 12/31/2006.....................................................     1.198298         1.323311         136,323
   01/01/2007 to 12/31/2007.....................................................     1.323311         1.412816         121,079
   01/01/2008 to 12/31/2008.....................................................     1.412816         0.801498          71,794
   01/01/2009 to 12/31/2009.....................................................     0.801498         1.121497          81,346
   01/01/2010 to 12/31/2010.....................................................     1.121497         1.280806          77,253
   01/01/2011 to 12/31/2011.....................................................     1.280806         1.236261          73,507
   01/01/2012 to 12/31/2012.....................................................     1.236261         1.435047          69,098
   01/01/2013 to 12/31/2013.....................................................     1.435047         1.948079          26,660
 T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM Technology
   Sub-Account (Class B))
   01/01/2004 to 12/31/2004.....................................................     0.449510         0.420740          28,663
   01/01/2005 to 12/31/2005.....................................................     0.420740         0.456953          80,524
   01/01/2006 to 12/31/2006.....................................................     0.456953         0.470936          80,885
   01/01/2007 to 12/31/2007.....................................................     0.470936         0.605850          78,721
   01/01/2008 to 12/31/2008.....................................................     0.605850         0.329184          86,392
   01/01/2009 to 12/31/2009.....................................................     0.329184         0.511936         101,171
   01/01/2010 to 12/31/2010.....................................................     0.511936         0.639481         141,985
   01/01/2011 to 12/31/2011.....................................................     0.639481         0.563688         129,778
   01/01/2012 to 12/31/2012.....................................................     0.563688         0.618175         121,081
   01/01/2013 to 04/26/2013.....................................................     0.618175         0.644797               0
 T. Rowe Price Mid Cap Growth Sub-Account
   01/01/2004 to 12/31/2004.....................................................     0.598533         0.689830          53,659
   01/01/2005 to 12/31/2005.....................................................     0.689830         0.773575         123,804
   01/01/2006 to 12/31/2006.....................................................     0.773575         0.803434         198,600
   01/01/2007 to 12/31/2007.....................................................     0.803434         0.924469         151,514
   01/01/2008 to 12/31/2008.....................................................     0.924469         0.544831         195,827
   01/01/2009 to 12/31/2009.....................................................     0.544831         0.775332         211,450
   01/01/2010 to 12/31/2010.....................................................     0.775332         0.968444         221,911
   01/01/2011 to 12/31/2011.....................................................     0.968444         0.931801         177,696
   01/01/2012 to 12/31/2012.....................................................     0.931801         1.036131         155,380
   01/01/2013 to 12/31/2013.....................................................     1.036131         1.384357          34,374
 T. Rowe Price Small Cap Growth Sub-Account
   05/01/2004 to 12/31/2004.....................................................     1.169074         1.239772           1,741
   01/01/2005 to 12/31/2005.....................................................     1.239772         1.342839          20,354
   01/01/2006 to 12/31/2006.....................................................     1.342839         1.361357          20,388
   01/01/2007 to 12/31/2007.....................................................     1.361357         1.458512          25,172
   01/01/2008 to 12/31/2008.....................................................     1.458512         0.908519          20,676
   01/01/2009 to 12/31/2009.....................................................     0.908519         1.232119          31,051
   01/01/2010 to 12/31/2010.....................................................     1.232119         1.623134          67,344
   01/01/2011 to 12/31/2011.....................................................     1.623134         1.610863          68,008
   01/01/2012 to 12/31/2012.....................................................     1.610863         1.826301          71,426
   01/01/2013 to 12/31/2013.....................................................     1.826301         2.575747          29,271

                                                                                 AUV AT
                                                                              BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                 PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                             -------------- ------------------ --------------
 Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
   05/01/2004 to 12/31/2004.................................................     1.729072         1.823352          58,188
   01/01/2005 to 12/31/2005.................................................     1.823352         1.829480          79,943
   01/01/2006 to 12/31/2006.................................................     1.829480         1.876140          81,591
   01/01/2007 to 12/31/2007.................................................     1.876140         1.903070          78,541
   01/01/2008 to 12/31/2008.................................................     1.903070         1.578157          60,980
   01/01/2009 to 12/31/2009.................................................     1.578157         2.036211          76,703
   01/01/2010 to 12/31/2010.................................................     2.036211         2.240017          81,231
   01/01/2011 to 12/31/2011.................................................     2.240017         2.319274          78,661
   01/01/2012 to 12/31/2012.................................................     2.319274         2.524750          80,038
   01/01/2013 to 12/31/2013.................................................     2.524750         2.490233          32,687
 Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
   01/01/2004 to 12/31/2004.................................................     1.766219         1.839586         240,453
   01/01/2005 to 12/31/2005.................................................     1.839586         1.847755         105,213
   01/01/2006 to 12/31/2006.................................................     1.847755         1.895417          92,336
   01/01/2007 to 12/31/2007.................................................     1.895417         1.926046          78,534
   01/01/2008 to 12/31/2008.................................................     1.926046         1.599266          84,827
   01/01/2009 to 12/31/2009.................................................     1.599266         2.064749          82,745
   01/01/2010 to 12/31/2010.................................................     2.064749         2.274809          81,955
   01/01/2011 to 12/31/2011.................................................     2.274809         2.357309          39,788
   01/01/2012 to 12/31/2012.................................................     2.357309         2.566247          15,340
   01/01/2013 to 12/31/2013.................................................     2.566247         2.533878               0
 Western Asset Management U.S. Government Sub-Account (Class B)
   05/01/2004 to 12/31/2004.................................................     1.429154         1.455487          92,386
   01/01/2005 to 12/31/2005.................................................     1.455487         1.443706         106,848
   01/01/2006 to 12/31/2006.................................................     1.443706         1.467668         119,206
   01/01/2007 to 12/31/2007.................................................     1.467668         1.493466         100,290
   01/01/2008 to 12/31/2008.................................................     1.493466         1.453107          75,312
   01/01/2009 to 12/31/2009.................................................     1.453107         1.479491          82,218
   01/01/2010 to 12/31/2010.................................................     1.479491         1.526794          65,499
   01/01/2011 to 12/31/2011.................................................     1.526794         1.572312          56,951
   01/01/2012 to 12/31/2012.................................................     1.572312         1.584790          57,256
   01/01/2013 to 12/31/2013.................................................     1.584790         1.536270               0
 Western Asset Management U.S. Government Sub-Account (Class E)
   01/01/2004 to 12/31/2004.................................................     1.459159         1.467362          50,495
   01/01/2005 to 12/31/2005.................................................     1.467362         1.458193          50,732
   01/01/2006 to 12/31/2006.................................................     1.458193         1.483254          49,798
   01/01/2007 to 12/31/2007.................................................     1.483254         1.510762          23,541
   01/01/2008 to 12/31/2008.................................................     1.510762         1.471474          51,798
   01/01/2009 to 12/31/2009.................................................     1.471474         1.499710          54,418
   01/01/2010 to 12/31/2010.................................................     1.499710         1.550277          24,488
   01/01/2011 to 12/31/2011.................................................     1.550277         1.596741          23,791
   01/01/2012 to 12/31/2012.................................................     1.596741         1.610971               0
   01/01/2013 to 12/31/2013.................................................     1.610971         1.564104               0
 American Funds Bond Sub-Account
   05/01/2006 to 12/31/2006.................................................    13.487687        14.059508           1,910
   01/01/2007 to 12/31/2007.................................................    14.059508        14.174025           1,840
   01/01/2008 to 12/31/2008.................................................    14.174025        12.537127           1,815
   01/01/2009 to 12/31/2009.................................................    12.537127        13.775923             411
   01/01/2010 to 12/31/2010.................................................    13.775923        14.308880             431
   01/01/2011 to 12/31/2011.................................................    14.308880        14.815788             518
   01/01/2012 to 12/31/2012.................................................    14.815788        15.232125             452
   01/01/2013 to 12/31/2013.................................................    15.232125        14.542638             491
 American Funds Global Small Capitalization Sub-Account
   01/01/2004 to 12/31/2004.................................................     1.542665         1.819557          48,160
   01/01/2005 to 12/31/2005.................................................     1.819557         2.225825          85,288
   01/01/2006 to 12/31/2006.................................................     2.225825         2.694580         216,540
   01/01/2007 to 12/31/2007.................................................     2.694580         3.192383         181,882
   01/01/2008 to 12/31/2008.................................................     3.192383         1.447669         176,492
   01/01/2009 to 12/31/2009.................................................     1.447669         2.278555         161,067
   01/01/2010 to 12/31/2010.................................................     2.278555         2.721834         171,019
   01/01/2011 to 12/31/2011.................................................     2.721834         2.147551         157,750
   01/01/2012 to 12/31/2012.................................................     2.147551         2.476206         143,476
   01/01/2013 to 12/31/2013.................................................     2.476206         3.099614          27,030

                                              AUV AT
                                           BEGINNING OF        AUV AT         ACCUM UNITS
                                              PERIOD      ENDING OF PERIOD   END OF PERIOD
                                          -------------- ------------------ --------------
 American Funds Growth Sub-Account
   01/01/2004 to 12/31/2004..............     9.363770        10.278365         34,426
   01/01/2005 to 12/31/2005..............    10.278365        11.654464         44,902
   01/01/2006 to 12/31/2006..............    11.654464        12.535213         55,219
   01/01/2007 to 12/31/2007..............    12.535213        13.740443         33,497
   01/01/2008 to 12/31/2008..............    13.740443         7.511376         28,438
   01/01/2009 to 12/31/2009..............     7.511376        10.218332         26,791
   01/01/2010 to 12/31/2010..............    10.218332        11.833935         27,014
   01/01/2011 to 12/31/2011..............    11.833935        11.054177         23,034
   01/01/2012 to 12/31/2012..............    11.054177        12.714948         16,341
   01/01/2013 to 12/31/2013..............    12.714948        16.142234          8,482
 American Funds Growth-Income Sub-Account
   01/01/2004 to 12/31/2004..............     7.287395         7.848266         46,116
   01/01/2005 to 12/31/2005..............     7.848266         8.105542         56,352
   01/01/2006 to 12/31/2006..............     8.105542         9.112476         46,484
   01/01/2007 to 12/31/2007..............     9.112476         9.339095         45,419
   01/01/2008 to 12/31/2008..............     9.339095         5.663246         40,734
   01/01/2009 to 12/31/2009..............     5.663246         7.252627         29,423
   01/01/2010 to 12/31/2010..............     7.252627         7.885906         28,187
   01/01/2011 to 12/31/2011..............     7.885906         7.554597         25,399
   01/01/2012 to 12/31/2012..............     7.554597         8.659456         17,651
   01/01/2013 to 12/31/2013..............     8.659456        11.280740          4,119



DISCONTINUED ELIGIBLE FUNDS

     Effective as of April 28, 2014:

     Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio II (Class B) (formerly Janus Forty Portfolio) merged, (a) for Contracts issued prior to May 1, 2004, into Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio (Class E), and (b) for Contracts issued on or after May 1, 2004, into Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio (Class B); and

     Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 80 Portfolio (Class B) (formerly MetLife Moderate to Aggressive Allocation Portfolio).

     For more information about Eligible Fund mergers and substitutions, see "Investment Advice" in the Statement of Additional Information.

                                   APPENDIX A

                                 CONSUMER TIPS


DOLLAR COST AVERAGING

     Dollar cost averaging allows you to take advantage of long-term stock market results. It does not guarantee a profit or protect against a loss. If you follow a program of dollar cost averaging on a long-term basis and the stock fund selected performs at least as well as the S&P 500 has historically, it is likely although not guaranteed that the price at which shares are withdrawn will be higher than the average cost per share.

     Under dollar cost averaging you invest the same amount of money in the same professionally managed fund at regular intervals over a long period of time. Dollar cost averaging keeps you from investing too much when the price of shares is high and too little when the price is low. When the price of shares is low, the money invested buys more shares. When it is high, the money invested buys fewer shares. If you have the ability and desire to maintain this program over a long period of time (for example, 20 years), and the stock fund chosen follows the historical upward market trends, the price at which the shares are sold should be higher than their average cost. The price could be lower, however, if the fund chosen does not follow these historical trends.

     If you are contemplating the use of dollar cost averaging, you should consider your ability to continue the ongoing purchases in order to take advantage of periods of low price levels.


DIVERSIFICATION

     Diversifying investment choices can enhance returns, by providing a wider opportunity for safe returns, and reduce risks, by spreading the chance of loss. Holding a single investment requires a safe return because a loss may risk the entire investment. By diversifying, on the other hand, you can more safely take a chance that some investments will under-perform and that others will over-perform. Thus you can potentially earn a better-than-average rate of return on a diversified portfolio than on a single safe investment. This is because, although some of a diversified investment may be totally lost, some of the investment may perform at above-average rates that more than compensate for the loss.


MISCELLANEOUS


   Toll-free telephone service:   --   A recording of daily unit values is available by calling 1-800-333-2501.
                                  --   Fund transfers , address changes and changes of future purchase payment allocations can be made by calling 1-800-435-4117.
   Written Communications:        --   All communications and inquiries regarding address changes, premium payments, billing, fund transfers, withdrawals, maturities and any other processing matters relating to your Contract should be directed to:
                                       New England Life Insurance Company
                                       c/o Annuity Administrative Office
                                       P.O. Box 14594
                                       Des Moines, IA 50306-3594
                                       Fax: (515) 457-4301




   Internet Communications:   --   Fund transfers and future allocations can be made at www.metlife.com

                                   APPENDIX B

                               WITHDRAWAL CHARGE

     The following example illustrates how the Withdrawal Charge would apply if the commuted value of amounts that have been placed under certain payment options is later withdrawn. As described in the prospectus in the section "Withdrawal Charge," no Withdrawal Charge will apply for any Class of the Contract if at any time more than 30 days from the time we issued your Contract you apply the proceeds to a variable or fixed payment option involving a life contingency or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option, or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under the variable payment options, we will deduct from the amount you receive a portion of the Withdrawal Charge for your Contract Class that was waived. Amounts applied to a fixed payment option may not be commuted. We base the waiver on the ratio of: (1) the number of whole months remaining on the date of withdrawal until the date when the Withdrawal Charge for your Contract Class would expire, to (2) the number of whole months that were remaining when you applied the proceeds to the option, until the date when the Withdrawal Charge for your Contract Class would expire.

     As an example, assume that you apply $100,000 of Contract Value on a Standard Class Contract (net of any premium tax charge and Contract Administrative fee to the Variable Income for a Specified Number of Years Option for a 20 year period. Assume further that the proceeds are derived from a $30,000 purchase payment made ten years ago, a $30,000 purchase payment made exactly two years ago, and investment earnings, and that the Withdrawal Charge waived when you applied the proceeds to the payment option was $1,620. If the Payee surrenders the commuted value of the proceeds under option six months later, the Withdrawal Charge would be $1,458 (representing the $1,620 waived at annuitization multiplied by 54/60, where 54 is the number of whole months currently remaining until the Withdrawal Charge would expire, and 60 is the number of whole months that remained at the time of annuitization until the Withdrawal Charge would expire).

     We calculate this amount in the same manner for each Class of Contract that imposes a Withdrawal Charge, using the Withdrawal Charge percentage applicable to that Class.

                                   APPENDIX C

                                  PREMIUM TAX

     Premium tax rates are subject to change. At present we pay premium taxes in the following jurisdictions at the rates shown.



                           CONTRACTS USED WITH TAX
JURISDICTION             QUALIFIED RETIREMENT PLANS     ALL OTHER CONTRACTS
---------------------   ----------------------------   --------------------
California...........               0.50%1             2.35%
Florida..............               1.00%2             1.00%2
Maine3...............                 --               2.00%
Nevada...............                 --               3.50%
South Dakota4........                 --               1.25%
West Virginia........               1.00%              1.00%
Wyoming..............                 --               1.00%
Puerto Rico..........               1.00%5             1.00%5


----------
1  Contracts sold to (section)408(a) IRA Trusts are taxed at 2.35%.

2 Annuity Premiums are exempt from taxation provided that the tax savings are passed back to the Contract holders. Otherwise they are taxable at 1.00%.



3 Special rate of 1% applies to certified long-term care and qualified group disability policies.

4 Special rate applies for large case life and annuity policies. Rate is 8/100 of 1% for that portion of life insurance premiums exceeding $100,000 per policy annually and 8/100 of 1% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. The special rate on large case policies is not subject to retaliation. The special tax rate of 1.25% applies to life insurance policies with a face value of $7,000 or less.

5 We will not deduct premium taxes paid by us to Puerto Rico from purchase payments, account balances, withdrawals, death benefits or income payments.



See "Premium Tax Charges" in the prospectus for more information about how premium taxes affect your Contract.

                                   APPENDIX D

               GUARANTEED MINIMUM INCOME BENEFIT (GMIB) EXAMPLES

The purpose of these examples is to illustrate the operation of the GMIB. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a Contract Owner and the investment experience of the Eligible Funds. The examples do not reflect the deduction of fees and charges.

The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit (GMIB). (Unless otherwise noted, these examples are for the GMIB Plus II rider.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. The examples do not reflect the deduction of fees and charges, Withdrawal Charges or income taxes or tax penalties.

(1)   Withdrawal Adjustments to Annual Increase Amount

   Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
   ---------------------------------------------------------------------------
   the Annual Increase Amount from the prior Contract Anniversary
   --------------------------------------------------------------

   Assume the initial purchase payment is $100,000 and the GMIB Plus II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).

   Proportionate adjustment when withdrawal is greater than 5% of the Annual
   -------------------------------------------------------------------------
   Increase Amount from the prior Contract Anniversary
   ---------------------------------------------------

   Assume the initial purchase payment is $100,000 and the GMIB Plus II is selected. Assume the Contract Value at the first Contract Anniversary is $100,000. The Annual Increase Amount at the first Contract Anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first Contract Anniversary, $10,000 is withdrawn (leaving a Contract Value of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Contract Value attributed to that entire withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 -- $10,500 = $94,500). (If multiple withdrawals are made during a Contract Year--for example, two $5,000 withdrawals instead of one $10,000 withdrawal--and those withdrawals total more than 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).

(Based on the date a Contract was issued with the GMIB Plus II rider or the GMIB Plus I rider, the annual increase rate may be higher than 5%. See "Living Benefits--Guaranteed Income Benefits.")

(2)   The 5% Annual Increase Amount

     Example
     -------

   Assume the Owner of the Contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the 5% Annual Increase Amount is equal to $100,000 (the initial purchase payment). The 5% Annual Increase Amount is calculated at each Contract Anniversary (through the Contract Anniversary prior to the Owner's 91st birthday). At the tenth Contract Anniversary, when the Owner is age 65, the 5% Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.

     Graphic Example: Determining a value upon which future income payments can
     --------------------------------------------------------------------------
   be based
   --------

   Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your Contract Value fluctuates above and below your initial purchase payment depending on the investment performance of the investment options you selected. Your purchase payments accumulate at the annual increase rate of 5%, until the Contract Anniversary prior to the Contract Owner's 91st birthday. Your purchase payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your purchase payments accumulated at 5% a year adjusted for withdrawals and charges "the 5% Annual Increase Amount") is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]




     Graphic Example: Determining your guaranteed lifetime income stream
     -------------------------------------------------------------------

   Assume that you decide to annuitize your Contract and begin taking annuity payments after 20 years. In this example, your 5% Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the 5% Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.

[GRAPHIC APPEARS HERE]




   (In contrast to the GMIB Plus II rider, for the GMIB II rider, purchase payments accumulate at the annual increase rate of 5% until the Contract Anniversary on or immediately after the Contract Owner's 85th birthday.)

(3)   The "Highest Anniversary Value" ("HAV")

     Example
     -------

   Assume, as in the example in section (2) above, the Owner of the Contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the Contract Value on the first Contract Anniversary is $108,000 due to good market performance. Because the Contract Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Contract Value ($108,000). Assume the Contract Value on the second Contract Anniversary is $102,000 due to poor market performance. Because the Contract Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.

   Assume this process is repeated on each Contract Anniversary until the tenth Contract Anniversary, when the Contract Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Contract Value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus II rider.

     Graphic Example: Determining a value upon which future income payments can
     --------------------------------------------------------------------------
   be based
   --------

   Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each Contract Anniversary if the Contract Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the Contract Anniversary immediately prior to the Contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]




     Determining your guaranteed lifetime income stream
     --------------------------------------------------

   Assume that you decide to annuitize your Contract and begin taking annuity payments after 20 years. In this example, the Highest Anniversary Value is higher than the Contract Value. Assume that the Highest Anniversary Value is also higher than the Annual Increase Rate. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the GMIB Annuity Table to determine your lifetime annuity payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the GMIB Payment and the rider charge.

[GRAPHIC APPEARS HERE]




(4)   Putting it all together

     Example
     -------

   Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the GMIB Plus II rider at the tenth Contract Anniversary and elects a life annuity with 10 years of annuity payments guaranteed. Because the 5% Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the 5% Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table specified in the GMIB rider. This yields annuity payments of $591 per month for life, with a minimum of 10 years guaranteed. (If the same Owner were instead age 70, the Income Base of $162,889 would yield monthly payments of $673; if the Owner were age 75, the Income Base of $162,889 would yield monthly payments of $785.)

   Assume the owner chooses to exercise the GMIB Plus rider at the 21st contract anniversary and elects a life annuity with 5 years of annuity payments guaranteed. Assume the account value has declined due to poor market performance. The 5% Annual Increase Amount would be limited to the maximum of 270% of the total purchase payments, which equals $270,000. Because the 5% Annual Increase Amount ($270,000) is greater than the Highest Anniversary Value ($155,000), the 5% Annual Increase Amount ($270,000) is used as the income base. The income base of $270,000 is applied to the GMIB Annuity Table. This yields annuity payments of $1,345 per month for life, with a minimum of 5 years guaranteed. (If the same owner were instead age 81, the income base of $270,000 would yield monthly payments of $1,607; if the owner were age 86, the income base of $270,000 would yield monthly payments of $1,877.)

   The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on your age, sex (where permitted by law), and the income type you select. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.

     Graphic Example
     ---------------

   Prior to annuitization, the two calculations (the 5% Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the Contract, you will receive income payments for life and the Income Bases and the Contract Value will cease to exist. Also, the GMIB Plus II may only be exercised no later than the Contract Anniversary prior to the Contract Owner's 91st birthday, after a 10-year waiting period, and then only within a 30-day period following the Contract Anniversary. (The GMIB II may only be exercised no later than the Contract Anniversary prior to the Contract Owner's 86th birthday, after a 10-year waiting period, and then only within a 30-day period following the Contract Anniversary.)

[GRAPHIC APPEARS HERE]




   With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the Contract is issued. However, if then-current annuity purchase factors applied to the Contract Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your Contract you will receive whatever amount produces the greatest income payment. Therefore, if your Contract Value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.

[GRAPHIC APPEARS HERE]




(5)   The Guaranteed Principal Option--GMIB Plus I and GMIB Plus II

   Initial Investment is $100,000. Assume that no withdrawals are taken. Assume that Contract Value at the 10th Contract Anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.

     The effect of exercising the Guaranteed Principal Option:

   1) A Guaranteed Principal Adjustment of $100,000 -- $50,000 = $50,000 is added to the Contract Value 30 days after the 10th Contract Anniversary bringing it back up to $100,000.

   2) The GMIB Plus rider and rider fee terminates as of the date that the Adjustment is made to the Contract Value; the variable annuity contract continues.

   3) GMIB Plus Allocation and Transfer restrictions terminate as of the date that the Adjustment is made to the Contract Value.

[GRAPHIC APPEARS HERE]




----------
* Withdrawals reduce the original purchase payment (i.e. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Option.


(6)   The Optional Step-Up: Automatic Annual Step-Up--GMIB Plus II

   Assume your initial investment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Contract Value at the first Contract Anniversary is $110,000 due to good market performance, and you elected Optional Step-Up to occur under the Automatic Annual Step-Up feature prior to the first Contract Anniversary. Because your Contract Value is higher than your 5% Annual Increase Amount, an Optional Step-Up will automatically occur.

     The effect of the Optional Step-Up is:

   (1) The 5% Annual Increase Amount automatically resets from $105,000 to $110,000;

   (2) The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the first Contract Anniversary;

   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new Contract Owners for the same GMIB Plus II rider at that time; and

   (4) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

   The 5% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Contract Value at the second Contract Anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Contract Value is higher than your 5% Annual Increase Amount, an Optional Reset will automatically occur.

     The effect of the Optional Step-Up is:

   (1) The 5% Annual Increase Amount automatically resets from $115,500 to $120,000;

   (2) The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the second Contract Anniversary;

   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new Contract Owners for the same GMIB Plus II rider at that time; and

   (4) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

   Assume your Contract Value increases by $10,000 at each Contract Anniversary in years three through seven. At each Contract Anniversary, your Contract Value would exceed the 5% Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).

     The effect of each Optional Step-Up is:

   (1) The 5% Annual Increase Amount automatically resets to the higher Contract Value;

   (2) The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the date of the Optional Step-Up;

   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new Contract Owners for the same GMIB Plus II rider at that time; and

   (4) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

   After the seventh Contract Anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.

   The 5% Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Contract Value at the eighth Contract Anniversary is $160,000 due to poor market performance. An Optional Step-Up is not permitted because your Contract Value is lower than your 5% Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the 5% Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the Contract Anniversary prior to your 91st birthday (for Contracts issued in New York State, the Annual Increase Amount is subject to a 270% maximum increase limitation). Also, please note:

   (1) The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit remains at the 17th Contract Anniversary (10 years from the date of the last Optional Step-Up);

   (2)   The GMIB Plus II rider charge remains at its current level; and

   (3) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

[GRAPHIC APPEARS HERE]

                                   APPENDIX E

                     GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

     The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B and C are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples D through K are for Enhanced GWB and GWB I.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES, OR INCOME TAXES OR TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee a Contract Value or minimum return for any investment portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB and GWB I) cannot be taken as a lump sum.


A. LIFETIME WITHDRAWAL GUARANTEE

     1. WHEN WITHDRAWALS DO NOT EXCEED THE ANNUAL BENEFIT PAYMENT

     Assume that a Contract had an initial purchase payment of $100,000. The initial Contract Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).

     Assume that $5,000 is withdrawn each year, beginning before the Contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Contract Value is reduced to zero.

     If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Contract Value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the Contract Owner makes the first withdrawal at or after age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)

[GRAPHIC APPEARS HERE]




     2. WHEN WITHDRAWALS DO EXCEED THE ANNUAL BENEFIT PAYMENT

       a. Lifetime Withdrawal Guarantee II--Proportionate Reduction

     Assume that a Contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. The initial Contract Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the Contract Owner makes the first withdrawal on or after the date he or she reaches age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the Contract Owner makes the first withdrawal before he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)

     Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Contract Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Contract Value would be reduced to $80,000 -- $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the Contract Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.

     (Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $4,000 and $6,000. Since the first withdrawal of $4,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal ($6,000), however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($6,000) divided by the Contract Value before that withdrawal.)

       b. Lifetime Withdrawal Guarantee I--Reduction to Contract Value

     Assume that a Contract with the Lifetime Withdrawal Guarantee I rider had an initial purchase payment of $100,000. The initial Contract Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).

     Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Contract Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Contract Value would be reduced to $75,000 -- $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 -- $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Contract Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Contract Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.


B. LIFETIME WITHDRAWAL GUARANTEE--COMPOUNDING INCOME AMOUNT (FOR ALL STATES EXCEPT NEW YORK)

     Assume that a Contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the Contract Owner makes the first withdrawal at or after age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the Contract Owner makes the first withdrawal before he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)

     The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the second withdrawal or the 10th Contract Anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.

     If the second withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).

     If the second withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).

     If the second withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%). If the second withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).

     (In contrast to the Lifetime Withdrawal Guarantee II rider, the Lifetime Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total Guaranteed Withdrawal Amount is increased by 5% on each Contract Anniversary until the earlier of the date of the first withdrawal or the tenth Contract Anniversary.)

[GRAPHIC APPEARS HERE]




C. LIFETIME WITHDRAWAL GUARANTEE--AUTOMATIC ANNUAL STEP-UPS AND 7.25% COMPOUNDING INCOME AMOUNT (NO WITHDRAWALS)

     Assume that a Contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. Assume that no withdrawals are taken.

     At the first Contract Anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Contract Value has increased to $110,000 at the first Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).

     At the second Contract Anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Contract Value has increased to $120,000 at the second Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).

     Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second Contract Anniversary through the ninth Contract Anniversary, and at that point would be equal to $195,867. Assume that during these Contract Years the account value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Contract Value at the ninth Contract Anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).

     At the 10th Contract Anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Contract Value is less than $214,500. There is no Automatic Annual Step-Up since the Contract Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).

D. FOR CONTRACTS ISSUED IN NEW YORK STATE: LIFETIME WITHDRAWAL GUARANTEE BENEFIT--6% COMPOUNDING INCOME AMOUNT

     Assume that a Contract owner, age 63 at issue, elected the Single Life version of the LWG II and made an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the Contract Owner makes the first withdrawal on or after the Contract Anniversary following the date he or she reaches age 76, the Withdrawal rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For purposes of the example, assume the Contract Owner makes the first withdrawal before the Contract Anniversary following the date he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)

     The Total Guaranteed Withdrawal Amount will increase by 6% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the first withdrawal or the 5th Contract Anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.

     If the first withdrawal is taken in the first Contract Year then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).

     If the first withdrawal is taken in the second Contract Year then the Total Guaranteed Withdrawal Amount would increase to $106,000 ($100,000 x 106%), and the Annual Benefit Payment would increase to $5,300 ($106,000 x 5%).


     If the first withdrawal is taken in the third Contract Year then the Total Guaranteed Withdrawal Amount would increase to $112,360 ($106,000 x 106%), and the Annual Benefit Payment would increase to $5,618 ($112,360 x 5%).

     If the first withdrawal is taken after the 5th Contract Year then the Total Guaranteed Withdrawal Amount would increase to $133,822 (the initial $100,000, increased by 6% per year, compounded annually for 5 years), and the Annual Benefit Payment would increase to $6,691 ($133,822 x 5%).

[GRAPHIC APPEARS HERE]

E. FOR CONTRACTS ISSUED IN NEW YORK STATE: LIFETIME WITHDRAWAL GUARANTEE BENEFIT--AUTOMATIC ANNUAL STEP-UPS AND 6% COMPOUNDING INCOME AMOUNT (NO WITHDRAWALS)

     Assume that a Contract owner, age 63 at issue, elected the Single Life version of LWG II and made an initial purchase payment of $100,000. Assume that no withdrawals are taken.

     At the first Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $106,000 ($100,000 increased by 6%, compounded annually). Assume the Contract Value has increased to $110,000 at the first Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $106,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).

     At the second Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $116,600 ($110,000 increased by 6%, compounded annually). Assume the Contract Value has increased to $120,000 at the second Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $116,600 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).

     Provided that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 6%, compounded annually, from the second Contract Anniversary through the fourth Contract Anniversary, and at that point would be equal to $134,832. Assume that during these Contract years the Contract Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Contract Value at the fourth Contract Anniversary has increased to $150,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $134,832 to $150,000 and reset the Annual Benefit Payment to $7,500 ($150,000 x 5%).

     At the 5th Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $159,000 ($150,000 increased by 6%, compounded annually). Assume the Contract Value is less than $159,000. There is no Automatic Annual Step-Up since the Contract Value is below the Total Guaranteed Withdrawal Amount; however, due to the 6% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $7,950 ($159,000 x 5%).

[GRAPHIC APPEARS HERE]




F. ENHANCED GUARANTEED WITHDRAWAL BENEFIT AND GWB I--HOW WITHDRAWALS AFFECT THE BENEFIT BASE

   1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the Contract Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 -- $10,000 =

     $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Contract Value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.

   2. An initial purchase payment is made of $100,000. The initial Benefit
      Base would be $105,000. Assume that the Contract Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Contract Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Contract Value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.


G. ENHANCED GUARANTEED WITHDRAWAL BENEFIT AND GWB I--HOW WITHDRAWALS AND SUBSEQUENT PURCHASE PAYMENTS AFFECT THE ANNUAL BENEFIT PAYMENT

     An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent purchase payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment
would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second purchase payment) and b) $5,635 (7% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would remain at $7,350.


H. ENHANCED GUARANTEED WITHDRAWAL BENEFIT AND GWB I--HOW WITHDRAWALS AFFECT THE ANNUAL BENEFIT PAYMENT

   1. An initial purchase payment is made of $100,000. The initial Benefit
      Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Contract Value by an additional $1,000, the account value would be reduced to $100,000 -- $9,000 -- $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Contract Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.

   2. An initial purchase payment is made of $100,000. The initial Benefit
      Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Contract Value had increased to $150,000, the Contract Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Contract Value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.


I. ENHANCED GUARANTEED WITHDRAWAL BENEFIT AND GWB I--HOW WITHDRAWALS AND SUBSEQUENT PURCHASE PAYMENTS AFFECT THE GUARANTEED WITHDRAWAL AMOUNT

     An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent purchase payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second purchase payment) and b) $80,500 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.


J. ENHANCED GUARANTEED WITHDRAWAL BENEFIT AND GWB I--PUTTING IT ALL TOGETHER

     1. WHEN WITHDRAWALS DO NOT EXCEED THE ANNUAL BENEFIT PAYMENT

     An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Contract Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your Contract Value would be reduced to $50,000 -- $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 -- $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.

[GRAPHIC APPEARS HERE]




     2. WHEN WITHDRAWALS DO EXCEED THE ANNUAL BENEFIT PAYMENT

     An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Contract Value would be reduced to $50,000 -- $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 -- $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the
Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Contract Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Contract Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.

[GRAPHIC APPEARS HERE]




K. ENHANCED GWB--HOW THE OPTIONAL RESET WORKS (MAY BE ELECTED PRIOR TO AGE 86)

     Assume that a Contract had an initial purchase payment of $100,000 and the fee is 0.55%. The initial Contract Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).

     The Contract Value on the third Contract Anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.

     The Contract Value on the sixth Contract Anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590. The Contract Value on the ninth Contract Anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.

     The period of time over which the Annual Benefit Payment may be taken would be lengthened.

[GRAPHIC APPEARS HERE]




L. ENHANCED GWB--HOW A ONE-TIME OPTIONAL RESET MAY INCREASE THE BENEFIT BASE WHILE DECREASING THE GUARANTEED WITHDRAWAL AMOUNT AND ANNUAL BENEFIT PAYMENT

     Assume that a Contract had an initial purchase payment of $100,000. The initial Contract Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.

     Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Contract Value at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%). (If you elect Automatic Annual Resets, a reset will not occur if the Contract Value is lower than the Guaranteed Withdrawal Amount.)

     Under these circumstances, a one-time Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.


M. ENHANCED GWB AND GWB I--ANNUAL BENEFIT PAYMENT CONTINUING WHEN ACCOUNT VALUE REACHES ZERO

     Assume that a Contract had an initial purchase payment of $100,000. The initial Contract Value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).

     Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the Contract Value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.

     In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the Contract would then be $105,000.

[GRAPHIC APPEARS HERE]

                                   APPENDIX F

                        ENHANCED DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the death benefit base under the Enhanced Death Benefit rider. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a Contract Owner and the investment experience of the investment portfolios chosen. The examples do not reflect the deduction of fees and charges, Withdrawal Charges, or income taxes or tax penalties.


                                    EXAMPLE:


                                                                     DATE                              AMOUNT
  A      Initial Purchase Payment                                 10/1/2011              $100,000
  B      Contract Value                                           10/1/2012              $ 90,000
                                                        (First Contract Anniversary)
  C1     Contract Value (Highest Anniversary Value)            As of 10/1/2012           $100,000
                                                                                         (= greater of A and B)
  C2     6% Annual Increase Amount                             As of 10/1/2012           $106,000
                                                                                         (= A x 1.06)
  C3     Death Benefit                                            10/1/2012              $106,000
                                                                                         (= greater of C1 and C2)
  D      Withdrawal (Dollar-For-Dollar within 6%                  10/2/2012              $  6,000
         limit)
  E      Percentage Reduction in Contract Value                   10/2/2012              6.67%
                                                                                         (= D/B)
  F      Contract Value after Withdrawal                          10/2/2012              $ 84,000
                                                                                         (= B - D)
  G1     Highest Anniversary Value reduced for                 As of 10/2/2012           $ 93,333
         Withdrawal                                                                      (= C1 - (C1 x E))
  G2     6% Annual Increase Amount reduced for                 As of 10/2/2012           $100,017
         Withdrawal                                                                                 (= C2 - D)
                                                                                           Note: C2 includes additional
                                                                                               day of interest at 6%
  G3     Death Benefit                                            10/2/2012              $100,017
                                                                                         (= greater of G1 and G2)
  H      Contract Value                                           10/1/2013              $110,000
                                                        (Second Contract Anniversary)
  I1     Contract Value (Highest Anniversary Value)               10/1/2013              $110,000
                                                                                         (= greater of G1 and H)
  I2     6% Annual Increase Amount                                10/1/2013              $106,360
                                                                                         (= C2 x 1.06 - D)
  I3     Death Benefit                                            10/1/2013              $110,000
                                                                                         (= greater of I1 and I2)
  J      Withdrawal (Proportional above 6% limit)                 10/2/2013              $ 11,000
  K      Percentage Reduction in Contract Value                   10/2/2013              10%
                                                                                         (= J/H)
  L      Contract Value after Withdrawal                          10/2/2013              $ 99,000
                                                                                         (= H - J)
  M1     Highest Anniversary Value reduced for                 As of 10/2/2013           $ 99,000
         Withdrawal                                                                      (= 11 - (11 x K))
  M2     6% Annual Increase Amount reduced for                 As of 10/2/2013           $ 95,739
         Withdrawal                                                                              (= 12 - (12 x K))
                                                                                           Note: 12 includes additional
                                                                                               day of interest at 6%
  M3     Death Benefit                                            10/2/2013              $99,000 (= greater of M1 and M2)

(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT

Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of the
-------------------------------------------------------------------------------
Annual Increase Amount from the prior Contract Anniversary
----------------------------------------------------------

     Assume the initial purchase payment is $100,000 and the Enhanced Death Benefit is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).

     Proportionate adjustment when withdrawal is greater than 6% of the Annual Increase Amount from the prior Contract Anniversary

     Assume the initial purchase payment is $100,000 and the Enhanced Death Benefit is selected. Assume the Contract Value at the first Contract Anniversary is $100,000. The Annual Increase Amount at the first Contract Anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first Contract Anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Contract Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000
-- $10,500 = $94,500). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(2) THE 5% ANNUAL INCREASE AMOUNT

Example
-------

     Assume the Contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the 5% Annual Increase Amount is equal to $100,000 (the initial purchase payment). The 5% Annual Increase Amount is calculated at each Contract Anniversary (through the Contract Anniversary on or following the Contract Owner's 90th birthday). At the tenth Contract Anniversary, when the Contract Owner is age 65, the 5% Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.

     Determining a death benefit based on the Annual Increase Amount

     Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your Contract Value fluctuates above and below your initial purchase payment depending on the investment performance of the subaccounts you selected. The 5% Annual Increase Amount, however, accumulates an amount equal to your purchase payments at the Annual Increase Rate of 5% per annum, until the Contract Anniversary on or following the Contract Owner's 90th birthday. The 5% Annual Increase Amount is also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The 5% Annual Increase Amount line is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Contract Value on the date the death benefit amount is determined).


(3) THE HIGHEST ANNIVERSARY VALUE (HAV)

Example
-------

     Assume, as in the example in section (2) above, the Contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the Contract Value on the first Contract Anniversary is $108,000 due to good market performance. Because the Contract Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary

Value is set equal to the Contract Value ($108,000). Assume the Contract Value on the second Contract Anniversary is $102,000 due to poor market performance. Because the Contract Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.

     Assume this process is repeated on each Contract Anniversary until the tenth Contract Anniversary, when the Contract Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Contract Value ($155,000).

     Determining a death benefit based on the Highest Anniversary Value

     Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each Contract Anniversary if the Contract Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the Contract Anniversary immediately prior to the Contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Contract Value on the date the death benefit amount is determined).


(4) PUTTING IT ALL TOGETHER

Example
-------

     Continuing the examples in sections (2) and (3) above, assume the Contract Owner dies after the tenth Contract Anniversary but prior to the eleventh Contract Anniversary, and on the date the death benefit amount is determined, the Contract Value is $150,000 due to poor market performance. Because the 5% Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the 5% Annual Increase Amount ($162,889) is used as the death benefit base. Because the death benefit base ($162,889) is greater than the Contract Value ($150,000), the death benefit base will be the death benefit amount.

     The above example does not take into account the impact of premium and other taxes. The death benefit base is not available for cash withdrawals and is only used for purposes of calculating the death benefit amount and the charge for the benefit.


(5) THE OPTIONAL STEP-UP

     Assume your initial purchase payment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Contract Value at the first Contract Anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.

     The effect of the Optional Step-Up election is:

   (1)   The 5% Annual Increase Amount resets from $105,000 to $110,000; and

   (2) The Enhanced Death Benefit rider charge may be reset to the fee we would charge new Contract Owners for the Enhanced Death Benefit at that time.

     The 5% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Contract Value at the second Contract Anniversary is $112,000 due to poor market performance.

     You may NOT elect an Optional Step-Up at this time, because the Contract Value is less than the 5% Annual Increase Amount


(6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP

     Assume your initial purchase payment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Contract Value at the first Contract Anniversary is $110,000 due to good market performance, and you elected Optional

Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first Contract Anniversary. Because your Contract Value is higher than your 5% Annual Increase Amount, an Optional Step-Up will automatically occur.

     The effect of the Optional Step-Up is:

   (1) The 5% Annual Increase Amount automatically resets from $105,000 to $110,000; and

   (2) The Enhanced Death Benefit rider charge may be reset to the fee we would charge new Contract Owners for the Enhanced Death Benefit at that time.

     The 6% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Contract Value at the second Contract Anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Contract Value is higher than your 5% Annual Increase Amount, an Optional Step-Up will automatically occur.

     The effect of the Optional Step-Up is:

   (1) The 5% Annual Increase Amount automatically resets from $115,500 to $120,000; and

   (2) The Enhanced Death Benefit rider charge may be reset to the fee we would charge new Contract Owners for the Enhanced Death Benefit at that time.

     Assume your Contract Value increases by $10,000 at each Contract Anniversary in years three through seven. At each Contract Anniversary, your Contract Value would exceed the 5% Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).

     The effect of the Optional Step-Up is:

   (1) The 5% Annual Increase Amount automatically resets to the higher Contract Value; and

   (2) The Enhanced Death Benefit rider charge may be reset to the fee we would charge new Contract Owners for the Enhanced Death Benefit at that time.

     After the seventh Contract Anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The 5% Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Contract Value at the eighth Contract Anniversary is $160,000 due to poor market performance. An Optional Step-Up is not permitted because your Contract Value is lower than your 5% Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the 5% Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the Contract Anniversary prior to your 91st birthday. Also, note the Enhanced Death Benefit rider charge remains at its current level.

                               TABLE OF CONTENTS
                                     OF THE
                      STATEMENT OF ADDITIONAL INFORMATION






THE COMPANY AND THE VARIABLE ACCOUNT
SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS
INVESTMENT ADVICE
DISTRIBUTION OF THE CONTRACTS
CALCULATION OF PERFORMANCE DATA
CALCULATION OF YIELDS
NET INVESTMENT FACTOR
ANNUITY PAYMENTS
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY PAYOUTS
HISTORICAL ILLUSTRATIONS OF ANNUITY PAYOUTS
ACCUMULATION UNIT VALUES (Condensed Financial Information)
THE FIXED ACCOUNT
TAX STATUS OF THE CONTRACTS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
LEGAL MATTERS
FINANCIAL STATEMENTS




     If you would like a copy of any of the following Statements of Additional Information, please check the appropriate box(es) below and mail to:

     MetLife Investors Distribution Company
     1095 Avenue of the Americas
     New York, New York 10036


     [ ] American Forerunner Series--New England Variable Annuity Separate
         Account
     [ ] Metropolitan Series Fund
     [ ] Met Investors Series Trust
     [ ] American Funds Insurance Series
     [ ] My current address is:




      -------------------------------        Name        -------------------------------
              Contract Number
      -------------------------------        Address     -------------------------------
                 Signature
                                                         -------------------------------
                                                                                      ZIP

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT


                           AMERICAN FORERUNNER SERIES


                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS


                  ISSUED BY NEW ENGLAND LIFE INSURANCE COMPANY



                      STATEMENT OF ADDITIONAL INFORMATION
                                    (PART B)



                                 APRIL 28, 2014


     This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated April 28, 2014 and should be read in conjunction therewith. A copy of the Prospectus may be obtained by writing to MetLife Investors Distribution Company, 1095 Avenue of the Americas, New York, NY 10036.

                              TABLE OF CONTENTS

                                                                         PAGE
                                                                      -------
THE COMPANY AND THE VARIABLE ACCOUNT...............................   II-3
SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS........   II-3
INVESTMENT ADVICE..................................................   II-3
DISTRIBUTION OF THE CONTRACTS......................................   II-7
CALCULATION OF PERFORMANCE DATA....................................   II-8
CALCULATION OF YIELDS..............................................   II-9
NET INVESTMENT FACTOR..............................................   II-11
ANNUITY PAYMENTS...................................................   II-11
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY PAYOUTS......................   II-13
THE FIXED ACCOUNT..................................................   II-283
TAX STATUS OF THE CONTRACTS........................................   II-284
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM......................   II-285
LEGAL MATTERS......................................................   II-285
FINANCIAL STATEMENTS...............................................   1

                      THE COMPANY AND THE VARIABLE ACCOUNT

     The New England Variable Annuity Separate Account (the "Variable Account") is a separate account of New England Life Insurance Company ("The Company" or "NELICO"). The Variable Account was established on July 1, 1994. The Contracts were first made available on June 1, 2001. The Company is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"). MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company.

     MetLife entered into a net worth maintenance agreement with the Company at the time MetLife merged with New England Mutual Life Insurance Company. Under the agreement, MetLife agreed, without limitation as to the amount, to cause the Company to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis. At December 31, 2007, the capital and surplus of NELICO was in excess of these minimum capital and surplus levels. MetLife and the Company entered into the agreement in part to enhance and maintain the financial strength of the Company as set forth in the agreement. Creditors of the Company (including its policyholders) have certain rights under the agreement to enforce the provisions of the agreement through certain state insurance regulators. However, the agreement provides, among other things, that it does not provide any creditor of the Company with recourse to or against any of the assets of MetLife. MetLife has the right to terminate the agreement upon thirty days written notice to the Company. MetLife has agreed not to terminate the agreement unless one of certain designated events occur, including if the Company attains a financial strength rating from Moody's Investors Service, Inc. without giving weight to the support of the agreement, that is the same as or better than its Moody's rating with such support.


          SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS

     The Company maintains the books and records of the Variable Account and provides issuance and other administrative services for the Contracts.


                               INVESTMENT ADVICE

     The Variable Account invests in the Portfolios of the Metropolitan Series Fund ("Metropolitan Fund"), the Met Investors Series Trust, and other, unaffiliated open-end management investment companies that serve as investment vehicles for variable life and variable annuity separate accounts. MetLife Advisers, LLC ("MetLife Advisers") as the Adviser to the Metropolitan Fund and the Met Investors Series Trust, may, from time to time, replace the subadviser of a Portfolio with a new subadviser. A number of subadviser changes have been made with respect to the Portfolios in which the Variable Account invests.

     MetLife Advisers (formerly known as New England Investment Management, Inc. which was formerly known as TNE Advisers, Inc.) became the investment Adviser to the Portfolios of the Metropolitan Fund on May 1, 2001. Prior to May 1, 2001, Metropolitan Life Insurance Company was the investment Adviser for all Portfolios of the Metropolitan Fund. On May 1, 2009, MetLife Advisers became the investment adviser to the Portfolios of the Met Investors Series Trust.

     MetLife Advisers was also the investment Adviser to each of the Series of the New England Zenith Fund ("Zenith Fund") until May 1, 2003, the date on which each Series became a Portfolio of the Metropolitan Fund. MetLife Advisers had been the Adviser to all Series of the Zenith Fund since 1994, with the following exceptions: in the case of the Back Bay Advisors Money Market Series (formerly known as the State Street Research Money Market Portfolio and currently known as the BlackRock Money Market Portfolio), the Back Bay Advisors Bond Income Series (formerly known as the State Street Research Bond Income Portfolio and currently known as the BlackRock Bond Income Portfolio), the Westpeak Value Growth Series (formerly, the Westpeak Growth and Income Series, which was formerly the FI Structured Equity Portfolio, and currently known as the FI Value Leaders Portfolio), the Loomis Sayles Small Cap Series and the Loomis Sayles Avanti Growth Series (currently known as the Harris Oakmark Focused Value Portfolio), MetLife Advisers became the Adviser on May 1, 1995.

     Met Investors Advisory (formerly known as Met Investors Advisory Corp., which was formerly known as Security First Investment Management) became the Investment Adviser for the Portfolios of the Met Investors Series Trust on February 12, 2001. On May 1, 2009, Met Investors Advisory, LLC merged with and into MetLife Advisers.

     The following is the subadviser history of the Metropolitan Fund Portfolios that, prior to May 1, 2003, were Series of the Zenith Fund:

     The subadviser to the FI Value Leaders Portfolio (formerly, the FI Structured Equity Portfolio, which was formerly the Westpeak Growth and Income Series, which was formerly the Westpeak Value Growth Series) was Westpeak Investment Advisors, L.P. until May 1, 2002, when Fidelity Management & Research Company became the subadviser. The subadviser to the BlackRock Money Market Portfolio (formerly, the State Street Research Money Market Portfolio which was formerly, the Back Bay Advisors Money Market Series) and the BlackRock Bond Income Portfolio (formerly, the State Street Research Bond Income Portfolio which was formerly, the Back Bay Advisors Bond Income Series) was Back Bay Advisors, L.P. until July 1, 2001, when State Street Research & Management Company became the subadviser; BlackRock Advisors, Inc. became the subadviser on January 31, 2005; and BlackRock Advisors, LLC became the subadviser on September 28, 2006. The subadviser to the Harris Oakmark Focused Value Portfolio (formerly, the Harris Oakmark Mid Cap Value Series, which was formerly the Goldman Sachs Midcap Value Series, which was formerly the Loomis Sayles Avanti Growth Series) was Loomis, Sayles and Company, L.P. until May 1, 1998, when Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co., became the subadviser; Harris Associates L.P. became the subadviser on May 1, 2000. The subadviser to the Balanced Portfolio (which was merged into the MFS(Reg. TM) Total Return Portfolio of the Metropolitan Fund on April 30, 2004, and was formerly, the Loomis Sayles Balanced Series) was Loomis, Sayles and Company, L.P. until May 1, 2000, when Wellington Management Company, LLP became the subadviser. The subadviser to the BlackRock Legacy Large Cap Growth Portfolio (formerly, the State Street Research Large Cap Growth Portfolio which was formerly, the Alger Equity Growth Portfolio) was Fred Alger Management, Inc. until May 1, 2004, when State Street Research & Management Company became the subadviser; BlackRock Advisors, Inc. became the subadviser on January 31, 2005; and BlackRock Advisors, LLC became the subadviser on September 28, 2006.

     On April 30, 2004, the MFS(Reg. TM) Research Managers Portfolio merged with and into the MFS(Reg. TM) Investors Trust Portfolio.

     On April 28, 2006 the MFS(Reg. TM) Investors Trust Portfolio of the Metropolitan Fund merged with and into the Legg Mason Value Equity Portfolio of the Met Investors Series Trust.

     The following is the subadviser history of the remaining Metropolitan Fund
Portfolios:

     Metropolitan Life Insurance Company became the subadviser to the Lehman Brothers(Reg. TM) Aggregate Bond Index Portfolio, the MetLife Stock Index Portfolio, the MetLife Mid Cap Stock Index Portfolio, the Morgan Stanley EAFE(Reg. TM) Index Portfolio and the Russell 2000(Reg. TM) Index Portfolio on May 1, 2001 until April 30, 2007 when MetLife Investment Advisors Company, LLC became the subadviser. The subadviser to the FI International Stock Portfolio (formerly, the Putnam International Stock Portfolio, which was formerly the Santander International Stock Portfolio), was Santander Global Advisors, Inc. until January 24, 2000 when Putnam Investment Management, LLC became the subadviser until December 16, 2003, when Fidelity Management & Research Company became the subadviser. The sub-adviser for Julius Baer International Stock Portfolio (formerly FI International Stock Portfolio was Fidelity Management & Research Company until January 7, 2008 when Julius Baer Investment Management LLC became the sub-adviser to Julius Baer International Stock Portfolio.

     On April 28, 2003, the Janus Growth Portfolio of the Metropolitan Fund merged with and into the Janus Aggressive Growth Portfolio of the Met Investors Series Trust.

     On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged with and into the Janus Mid Cap Portfolio, which was immediately renamed the FI Mid Cap Opportunities Portfolio and prior to May 1, 2004, Janus Capital Management LLC was the subadviser to this Portfolio. Immediately following the merger, Fidelity Management & Research Company replaced Janus Capital Management LLC as the subadviser to the FI Mid Cap Opportunities Portfolio. On April 28, 2008, Pyramis Global Advisors, LLC replaced its affiliate Fidelity Management & Research Company as subadviser.

     The sub-adviser to the BlackRock Aggressive Growth Portfolio (formerly, the State Street Research Aggressive Growth Portfolio), the BlackRock Strategic Value Portfolio (formerly, the State Street Research Aurora Portfolio), the BlackRock Diversified Portfolio (formerly, the State Street Research Diversified Portfolio), the BlackRock Large Cap Portfolio (formerly, the BlackRock Investment Trust Portfolio which was formerly, the State Street Research Investment Trust Portfolio), and the BlackRock Large Cap Value Portfolio (formerly, the State Street Research Large Cap Value Portfolio) was State Street Research & Management Company until January 31, 2005, when BlackRock Advisors, Inc. became the sub-adviser; and BlackRock Advisors, LLC became the subadviser on September 28, 2006. The sub-adviser to the Oppenheimer Global Equity Portfolio (formerly, the Scudder Global Equity Portfolio) was Deutsche Investment Management Americas Inc. until May 1, 2005 when OppenheimerFunds, Inc. became the sub-adviser. On January 7, 2008 MFS(Reg. TM) Value Portfolio replaced Harris Oakmark Large Cap Value Portfolio and Massachusetts Financial Services Company became the sub-adviser. On April 28, 2008, Clarion Global Real Estate Portfolio replaced Neuberger Berman Real Estate Sub-Account and INC Clarion Real Estate Services, L.P. became the sub-adviser.

     On April 29, 2005, the Met/Putnam Voyager Portfolio (formerly, the Putnam Large Cap Growth Portfolio) merged with and into Jennison Growth Portfolio.

     The subadviser to the Western Asset Management U.S. Government Portfolio (formerly, Salomon Brothers U.S. Government Portfolio) and the Western Asset Management Strategic Bond Opportunities Portfolio (formerly, Salomon Brothers Strategic Bond Opportunities) was Salomon Brothers Asset Management until May 1, 2006, when Western Asset Management Company became the subadviser.

     On January 7, 2008, FI International Stock Portfolio changed its name to Julius Baer International Stock Portfolio. Also on January 7, 2008, Julius Baer Investment Management LLC replaced Fidelity Management & Research Company as subadviser.

     On or about April 30, 2007, the BlackRock Large Cap Portfolio (formerly, the BlackRock Investment Trust Portfolio which was formerly, the State Street Research Investment Trust Portfolio) of the Metropolitan Fund merged with and into the BlackRock Large-Cap Core Portfolio of the Met Investors Series Trust.

     Effective February 1, 2012 Baillie Gifford Overseas Limited replaced Artio Global Management, LLC as subadviser and Artio International Stock Portfolio changed its name to Baillie Gifford International Stock Portfolio.

     On or about April 30, 2012 Morgan Stanley EAFE(Reg. TM) Index changed its name to MSCI EAFE(Reg. TM) Index Portfolio.

     On or about April 30, 2012 Oppenheimer Capital Appreciation Portfolio of the Met Investor Series Trust merged with and into Jennison Growth Portfolio of the Metropolitan Fund. Jennison Associates LLC replaced Oppenheimer Funds, Inc. as subadviser.

     The following is the Adviser (i.e., the "subadviser") history of the Met Investors Series Trust:

     The subadviser to the T. Rowe Price Mid-Cap Growth Portfolio (formerly, the MFS(Reg. TM) Mid Cap Growth Portfolio) was Massachusetts Financial Services Company until January 1, 2003, when T. Rowe Price Associates, Inc. became the subadviser. The subadviser to the Harris Oakmark International Portfolio (formerly, State Street Research Concentrated International Portfolio) was State Street Research & Management Company until December 31, 2002 and Harris Associates L.P. became the subadviser effective January 1, 2003.

     The subadviser to the RCM Technology Portfolio (formerly the RCM Global Technology Portfolio which was formerly, the PIMCO PEA Innovation Portfolio, which was formerly the PIMCO Innovation Portfolio) was PEA Capital LLC until January 15, 2005 when RCM Capital Management LLC became the subadviser.

     The subadviser to the Lazard Mid-Cap Portfolio (formerly, Met/AIM Mid-Cap Core Equity Portfolio) was AIM Capital Management, Inc. until December 19, 2005, when Lazard Asset Management LLC became the subadviser.

     The subadviser to the Legg Mason Partners Aggressive Growth Portfolio (formerly the Legg Mason Aggressive Growth Portfolio, which was formerly, the Janus Aggressive Growth Portfolio, which was formerly the Janus Growth Portfolio) was Janus Capital Management LLC until October 1, 2006 when Clearbridge Advisors, LLC became the subadviser.

     On September 2, 2008, Cyclical Growth and Income ETF Portfolio changed its name to SSgA Growth and Income ETF and Cyclical Growth ETF Portfolio changed its name to SSgA Growth ETF Portfolio. Also on September 2, 2008, SSgA Funds Management, Inc. replaced Franklin Advisers, Inc. as subadviser.

     On May 1, 2009, Lehman Brothers> Aggregate Bond Index Portfolio changed its name to Barclays Capital Aggregate Bond Index Portfolio, Julius Baer International Stock Portfolio changed its name to Artio International Stock Portfolio, Loomis Sayles Small Cap Portfolio changed its name to Loomis Sayles Small Cap Core Portfolio, Franklin Templeton Small Cap Growth Portfolio changed its name to Loomis Sayles Small Cap Growth Portfolio and Harris Oakmark Focused Value Portfolio changed its name to Met/Artisan Mid Cap Value Portfolio.

     Effective May 1, 2009, FI Large Cap Portfolio merged into BlackRock Legacy Large Cap Growth Portfolio.

     On May 1, 2010, Met/AIM Small Cap Growth Portfolio changed its name to Invesco Small Cap Growth Portfolio, Legg Mason Partners Aggressive Growth Portfolio changed its name to Legg Mason ClearBridge Aggressive Growth Portfolio and BlackRock Strategic Value Portfolio changed its name to Neuberger Berman Genesis Portfolio.

     Effective May 1, 2010, FI Mid Cap Opportunities Portfolio merged into Morgan Stanley Mid Cap Growth Portfolio.

     Effective April 29, 2011, Legg Mason Value Equity Portfolio (Class B) shares merged into Legg Mason ClearBridge Aggressive Portfolio (Class B) shares.

     Effective April 29, 2011, Legg Mason Value Equity Portfolio (Class E) shares merged into Legg Mason ClearBridge Aggressive Portfolio (Class E) shares.

     Effective April 29, 2011, MetLife Aggressive Allocation Portfolio merged into MetLife Aggressive Strategy Portfolio.

     Effective January 12, 2012, Lord, Abbett & Co. LLC replaced Neuberger Berman Management LLC as the subadviser and the Neuberger Berman Mid Cap Value Portfolio changed its name to Lord Abbett Mid Cap Value Portfolio. On or about April 30, 2012, Lord Abbett Mid Cap Value Portfolio of the Metropolitan Fund merged with and into the Lord Abbett Mid Cap Value Portfolio of Met Investors Series Trust.

     Effective July 1, 2011, the subadviser of the Clarion Global Real Estate Portfolio, ING Clarion Real Estate Securities LLC, changed its name to CBRE Clarion Securities LLC.

     Effective April 29, 2013, Legg Mason ClearBridge Aggressive Growth Portfolio changed its name to ClearBridge Aggressive Growth Portfolio.

     Effective April 29, 2013, BlackRock Aggressive Growth Portfolio changed its name to Frontier Mid Cap Growth Portfolio.

     On or about November 26, 2012, Lazard Mid Cap Portfolio changed its name to MLA Mid Cap Portfolio.

     On or about January 7, 2013, BlackRock Aggressive Growth Portfolio changed its name to Frontier Mid Cap Growth Portfolio.

     Effective April 29, 2013, Barclays Capital Aggregate Bond Index Portfolio changed its name to Barclays Aggregate Bond Index Portfolio.

     Effective April 29, 2013, FI Value Leaders Portfolio merged into MFS(Reg.
TM) Value Portfolio.

     Effective April 29, 2013, Met/Franklin Mutusl Shares Portfolio merged into Loomis Sayles Global Markets Portfolio.

     Effective April 29, 2013, Met/Franklin Templeton Founding Strategy Portfolio merged into MetLife Growth Strategy Portfolio.

     Effective April 29, 2013, MLA Mid Cap Portfolio merged into Neuberger Berman Genesis Portfolio.

     Effective April 29, 2013, RCM Technology Portfolio merged into T. Rowe Price Large Cap Growth Portfolio.

     Effective April 29, 2013, Oppenheimer Global Equity Portfolio merged into Met/Templeton Growth Portfolio changed its name to Oppenheimer Global Equity Portfolio.


     Effective April 28, 2014, Janus Forty Portfolio changed its name to ClearBridge Aggressive Growth Portfolio II. Then ClearBridge Aggressive Growth Portfolio II merged into ClearBridge Aggressive Growth Portfolio.

     Effective April 28, 2014, MetLife Growth Strategy Portfolio merged into MetLife Asset Allocation 80 Portfolio.

     Effective April 28, 2014, Lord Abbett Mid Cap Value Portfolio changed its name to Invesco Mid Cap Value Portfolio.

     Effective April 28, 2014, MetLife Aggressive Strategy Portfolio changed its name to MetLife Asset Allocation 100 Portfolio.

     Effective April 28, 2014, MetLife Conservative Allocation Portfolio changed its name to MetLife Asset Allocation 20 Portfolio.

     Effective April 28, 2014, MetLife Conservative to Moderate Allocation Portfolio changed its name to MetLife Asset Allocation 40 Portfolio.

     Effective April 28, 2014, MetLife Moderate Allocation Portfolio changed its name to MetLife Asset Allocation 60 Portfolio.

     Effective April 28, 2014, MetLife Moderate to Aggressive Allocation Portfolio changed its name to MetLife Asset Allocation 80 Portfolio.

     Effective April 28, 2014, BlackRock Diversified Portfolio changed its name to WMC Balanced Portfolio.

     Effective April 28, 2014, Davis Venture Value Portfolio changed its name to WMC Core Equity Opportunities Portfolio.

     Effective April 28, 2014, BlackRock Large Cap Core Portfolio changed its name to WMC Large Cap Research Portfolio.


                         DISTRIBUTION OF THE CONTRACTS

     The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.


     MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 1095 Avenue of the Americas, New York, NY 10036. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.


     Distributor received sales compensation with respect to the Contracts in the following amounts during the periods indicated:

                                     AGGREGATE AMOUNT
                                      OF COMMISSIONS
                                        RETAINED BY
                                     DISTRIBUTOR AFTER
                  AGGREGATE AMOUNT      PAYMENTS TO
                   OF COMMISSIONS     ITS REGISTERED
                       PAID TO          PERSONS AND
FISCAL YEAR         DISTRIBUTOR*       SELLING FIRMS
---------------- ------------------ ------------------
   2011..........$11,786,907        $0
   2012..........$11,265,230        $0
   2013..........$ 8,288,569        $0


-------------
*     Includes sales compensation paid to registered persons of Distributor.

     Distributor passes through commissions it receives to selling firms for their sales and does not retain any portion of it in return for its services as distributor for the Contracts. However, under the distribution agreement with Distributor, we pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Contracts. We also pay for Distributor's operating and other expenses.


                        CALCULATION OF PERFORMANCE DATA
                          AVERAGE ANNUAL TOTAL RETURN


     We may provide average annual total returns for each Subaccount on a Class-specific basis, based on the actual investment experience of the Subaccounts, the Metropolitan Fund, the Met Investors Series Trust and the American Funds Insurance Series. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE. Average annual total returns will be provided for a subaccount on a Class-specific basis for 1, 5, and 10 years, or for a shorter period, if applicable.

     We base calculations of average annual total return for each Class on the assumption that a single investment of $1,000 was made at the beginning of each period. The returns do not reflect the effect of any premium tax charge, which applies in certain states, and which would reduce the average annual total returns.

     The average annual total return is related to withdrawal value and is calculated as follows for each Class. The amount of the assumed $1,000 purchase payment for a Contract issued at the beginning of the period is divided by the Accumulation Unit Value of each subaccount for the relevant Class at the beginning of the period shown to arrive at the number of Accumulation Units purchased. The Accumulation Unit Values reflect the applicable Asset-Based Insurance Charge for each Class, assuming the Standard Death Benefit: 1.25% for the Standard Class; 1.60% for the B Plus Class; 1.60% for the C Class; 1.50% for the L Class; and 1.15% for the P Class. (These charges increase by 0.25% for subaccounts investing in the American Funds Insurance Series.) The total number of units held under the Contract at the beginning of the first Contract Year covered by the period shown is multiplied by the Accumulation Unit Value at the end of the last Contract Year covered by the period shown to arrive at the Contract Value on that date. The Contract Value is also reduced for the GMIB Plus II rider charge which is assessed as 1.00% (0.95% for New York) per year of the GMIB Income Base (up to a maximum of 1.50% upon Optional Reset) or for the Enhanced Guaranteed Withdrawal Benefit Rider charge which is 0.55% of the Guaranteed Withdrawal Amount (up to a maximum of .95% upon Optional Reset) and the Enhanced Death Benefit rider charge of 0.95% of the death benefit base (up to a maximum of 1.50% upon Optional Step-Up). This Contract Value is then reduced by the applicable Withdrawal Charge and by a factor that reflects the $30 Contract Administrative Fee which would be deducted upon withdrawal at the end of the last Contract Year in the period to arrive at the withdrawal value. The average annual total return is the annual compounded rate of return which would produce the withdrawal value on that date. In other words, the average annual total return is the rate which, when added to 1, raised to a power reflecting the number of years in the period shown, and multiplied by the initial $1,000 investment, yields the withdrawal value at the end of the period. The average annual total returns assume that no premium tax charge has been deducted.

     The Accumulation Unit Values used for this purpose reflect an average per unit charge for the $30 Contract Administrative Fee.

     Subaccount average annual total return, which is calculated in accordance with the Securities and Exchange Commission ("SEC") standardized formula, uses the inception date of the subaccount through which the Eligible Fund is available. Eligible Fund total return adjusted for Contract charges, which is non-standard performance, uses the inception date of the Eligible Fund, and therefore may reflect periods prior to the availability of the corresponding subaccount under the Contract. For non-standard performance, if there is a partial year included in the reporting period, we reflect only a pro rata portion of the average per unit Contract Administrative Fee factor for that partial year. For non-standard performance, we do not reflect the withdrawal charge or the charge for the GMIB. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.

     Certain portfolios of the Metropolitan Fund and Met Investors Series have been managed by different investment advisers or investment subadvisers. Accordingly, performance may reflect the management of previous advisers or subadvisers. For prior advisory and subadvisory history, see "INVESTMENT ADVICE" on page II-3.

     As discussed in the prospectus in the section entitled "Investment Performance Information", the Variable Account may illustrate historical investment performance on a Class-specific basis by showing the Percentage Change in Unit Value and the Annual Effective Rate of Return of each subaccount of the Variable Account for every calendar year since inception of the corresponding Eligible Funds to the date of the illustration and for the ten, five and one year periods ending with the date of the illustration. Such illustrations do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual $30 Contract Administrative Fee. The method of calculating the percentage change in unit value is described in the prospectus under "Investment Performance Information." The annual effective rate of return in these illustrations for each Class is calculated by dividing the unit value at the end of the period by the unit value at the beginning of the period, raising this quantity to the power of 1/n (where n is the number of years in the period), and then subtracting 1.

     We may show daily unit values for each subaccount in advertising and sales literature, including on our website.


                             CALCULATION OF YIELDS


MONEY MARKET YIELD

     From time to time, we may quote in advertisements and sales literature the current yield for the BlackRock Money Market Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Eligible Fund or on its respective portfolio securities. On a Class-specific basis, the current yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit at the beginning of the period, (b) dividing such net change in subaccount value by the subaccount value at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in subaccount value reflects: (1) net income from the Eligible Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the asset-based insurance charge for each Class assuming the Standard Death Benefit (1.25% for the Standard Class; 1.60% for the Bonus Class; 1.60% for the C Class; 1.50% for the L Class; and 1.15% for the P Class); and (2) the annual $30 Contract Administrative Fee. For purposes of calculating current yield for a Contract, an average per unit Contract Administrative Fee is used.

     On a Class-specific basis, current yield will be calculated according to the following formula:
                   Current Yield = ((NCF - ES)/UV) x (365/7)


     Where:

     NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

     ES = per unit expenses for the hypothetical account for the 7-day period.

     UV = the unit value on the first day of the 7-day period.

     We may also quote the effective yield of the BlackRock Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:
                Effective Yield = (1 + ((NCF - ES)/UV))365/7 - 1


     Where:

     NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

     ES = per unit expenses of the hypothetical account for the 7-day period.

     UV = the unit value for the first day of the 7-day period.

     Because of the charges and deductions imposed under the Contract, the yield for the BlackRock Money Market Subaccount will be lower than the yield for the corresponding underlying Eligible Fund. The yields on amounts held in the BlackRock Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Eligible Fund, the types and qualities of portfolio securities held by the Eligible Fund, and the Eligible Fund's operating expenses. Yields on amounts held in the BlackRock Money Market Subaccount may also be presented for periods other than a 7-day period.


OTHER SUBACCOUNT YIELDS

     From time to time, we may quote in sales literature or advertisements the current annualized yield of one or more of the subaccounts (other than the BlackRock Money Market Subaccount) for a Contract for a 30-day or one-month period. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period on a Class-specific basis. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. On a Class-specific basis, the yield is computed by:
(1) dividing the net investment income of the Eligible Fund attributable to the subaccount units less subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Asset-Based Insurance Charge for each Class assuming the Standard Death Benefit (1.25% for the Standard Class; 1.60% for the Bonus Class; 1.60% for the C Class; 1.50% for the L Class; and 1.15% for the P Class); and (2) the annual $30 Contract Administrative Fee. For purposes of calculating the 30-day or one-month yield, an average per unit Contract Administrative Fee is used.

     On a Class-specific basis, the 30-day or one-month yield is calculated according to the following formula:
                 Yield = 2 x ((((NI - ES)/(U x UV)) + 1)6 - 1)


     Where:

     NI = net investment income of the Eligible Fund for the 30-day or one-month period attributable to the subaccount's units.

     ES = expenses of the subaccount for the 30-day or one-month period.

     U = the average number of units outstanding.

     UV = the Accumulation Unit Value at the close of the last day in the 30-day or one-month period.

     Because of the charges and deductions imposed under the Contracts, the yield for a subaccount will be lower than the yield for the corresponding Eligible Fund. The yield on the amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Eligible Fund, and its operating expenses.



                             NET INVESTMENT FACTOR

     The Company determines the net investment factor ("Net Investment Factor") each Class of subaccount for on each day on which the New York Stock Exchange is open for trading as follows:

   (1) The Company takes the net asset value per share of the Eligible Fund held in the subaccount determined as of the close of regular trading on the New York Stock Exchange on a particular day;

   (2) Next, the Company adds the per share amount of any dividend or capital gains distribution made by the Eligible Fund since the close of regular trading on the New York Stock Exchange on the preceding trading day.

   (3) This total amount is then divided by the net asset value per share of the Eligible Fund as of the close of regular trading on the New York Stock Exchange on the preceding trading day.

   (4) Finally, the Company subtracts the daily charges for the Asset-Based Insurance Charge for that Class since the close of regular trading on the New York Stock Exchange on the preceding trading day. (See "Asset-Based Insurance Charge, Withdrawal Charge and Other Deductions" in the prospectus.)


                                ANNUITY PAYMENTS

     At annuitization, the Contract Value is applied toward the purchase of variable annuity payments. The amount of these payments will be determined on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the age of the Payee at annuitization, (ii) the assumed investment return selected, (iii) the type of payment option selected, (iv) the investment performance of the Eligible Fund(s) selected, and (v) the Class of Contract. If you elected the Guaranteed Minimum Income Benefit Rider, you may be able to elect to receive annuity payments under that Rider (see the prospectus for more information). If you own a B Plus Class Contract and choose to annuitize under a fixed payment option during the 9-year Withdrawal Charge period, your annuity payments will be based on a different set of current annuity purchase rates than our other Classes. Additionally, our guaranteed rates for variable annuity payments will be different on B Plus Class Contracts than on other Classes. The effect of these different rates would lower your annuity payments.

     When a variable annuity payment option is selected, the Contract proceeds will be applied at annuity purchase rates, which vary depending on the particular option selected and the age of the Payee, to calculate the initial payment. We will fix the annuity payments in amount and duration by the annuity option selected, and by the age and sex of the Payee. Under such Contracts, a given Contract Value will produce a higher basic payment level for a male Payee than for a female Payee, reflecting the longer life expectancy of the female Payee. If the Contract Owner has selected an annuity payment option that guarantees that payments will be made for a certain number of years regardless of whether the Payee remains alive, the Contract Value will purchase lower periodic benefits than under a life contingent option. For Contracts issued in situations involving an employer-sponsored plan subject to ERISA, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee.

     The amount of the initial payment is determined by applying the applicable annuity purchase rate to the amount applied from each subaccount to provide the annuity. This initial payment is converted into annuity units, the number of which remains constant. Each annuity payment is in an amount equal to that number of annuity units multiplied by the applicable annuity unit value for that payment (described below). The applicable annuity unit value for each Class and subaccount will change from day to day depending upon the investment performance of the subaccount, which in turn depends upon the investment performance of the Eligible Fund in which the subaccount invests, and applicable charges and expenses.

     The selection of an assumed investment return ("Assumed Investment Return") will affect both the initial payment and the amount by which subsequent payments increase or decrease. The initial payment is calculated on the assumption that the Net Investment Factors applicable to the Contract will be equivalent on an annual basis to a net investment return at the Assumed Investment Return. If this assumption is met following the date any payment is determined, then the amount of the next payment will be exactly equal to the amount of the preceding payment. If the actual Net Investment Factors are equivalent to a net investment return greater than the Assumed Investment Return, the next payment will be larger than the preceding one; if the actual Net Investment Factors are equivalent to a net investment return smaller than the Assumed Investment Return, then the next payment will be smaller than the preceding payment.

     Unless otherwise provided, the Assumed Investment Return will be at an annual effective rate of 3.5%. You may select as an alternative an Assumed Investment Return equal to an annual effective rate of 5%, if allowed by applicable law or regulation. A higher Assumed Investment Return will produce a higher first payment, a more slowly rising series of subsequent payments when the actual net investment performance exceeds the Assumed Investment Return, and a more rapid drop in subsequent payments when the actual net investment performance is less than the Assumed Investment Return. A lower Assumed Investment Return will produce a lower first payment, a more rapidly rising series of subsequent payments when the actual net investment performance exceeds the Assumed Investment Return, and a less rapid drop in subsequent payments when the actual net investment performance is less than the Assumed Investment Return.

     The number of annuity units credited under a variable payment option is determined as follows:

   (1) The Contract proceeds are applied at the Company's annuity purchase rates for the selected Assumed Investment Return to determine the initial payment. (The amount of Contract Value or Death Proceeds applied will be reduced by any applicable Withdrawal Charge, Contract Administrative Fee, and premium tax charge, as described in the prospectus.)

   (2) The number of annuity units is determined by dividing the amount of the initial payment by the applicable annuity unit value(s) for the Class next determined following the date of application of proceeds.

     The dollar amount of the initial payment will be determined as described above. The dollar amount of each subsequent payment is determined by multiplying the number of annuity units by the applicable annuity unit value for the Class which is determined no more than 10 days before the payment is due.

     The value of an annuity unit for the Class of each subaccount depends on the Assumed Investment Return and on the Net Investment Factors applicable at the time of valuation. The initial annuity unit values were set at $1.00 effective on or about the date on which shares of the corresponding Eligible Funds were first publicly available. For each Class the Net Investment Factor and, therefore, changes in the value of an annuity unit under a variable payment option, reflect the deduction of the Asset-Based Insurance Charge. (See "Net Investment Factor" above.)

     On a Class-specific basis, the annuity unit value for each subaccount is equal to the corresponding annuity unit value for the subaccount previously determined multiplied by the applicable Net Investment Factor for that subaccount for the New York Stock Exchange trading day then ended, and further multiplied by the assumed interest factor ("Assumed Interest Factor") for each day of the valuation period. The Assumed Interest Factor represents the daily equivalent of the Contract's annual Assumed Investment Return. In the calculation of annuity unit values, the Assumed Interest Factor has the effect of reducing the Net Investment Factor by an amount equal to the daily equivalent of the Contract's Assumed Investment Return. The result of this adjustment is that if the Net Investment Factor for a valuation period is greater (when expressed as an annual net investment return) than the Assumed

Investment Return, the annuity unit value will increase. If the Net Investment Factor for the period is less (when expressed as an annual net investment return) than the Assumed Investment Return, the annuity unit value will decrease. At an Assumed Investment Return of 3.5%, the Assumed Interest Factor is .9999058. The Assumed Interest Factor for a 5% Assumed Investment Return is computed on a consistent basis.

     Transfers among the variable subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment, if it were made at that time, would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units.


                 HYPOTHETICAL ILLUSTRATIONS OF ANNUITY PAYOUTS

     We may provide illustrations to show how variable annuity payments under each Class of the Contract change with investment performance over an extended period of time. The illustrations show on a Class-specific basis how annuity income payments would vary over time if the return on assets in the selected portfolios were a uniform gross annual rate of return of up to 10%. One of the gross rates illustrated is 0%. The values would be different from those shown if the actual returns averaged the illustrated rates but fluctuated over and under those averages throughout the years.

     The Class-specific illustrations reflect the Contract charges applicable to that Class of Contract with the death benefit and optional features you select, and take into account the Eligible Funds' management fees and other operating expenses. The annuity payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity payment considerations is generally described in the section of your current prospectus entitled "FEDERAL INCOME TAX CONSIDERATIONS".

     When part of the Contract Value has been allocated to the fixed annuity payment option, the guaranteed minimum annuity payment resulting from this allocation is also shown. The illustrated variable annuity payments are determined through the use of standard mortality tables and an assumed interest rate. If the Assumed Investment Return is 3.5%, then actual performance greater than 3.5% per year will result in increasing annuity payments and actual performance less than 3.5% per year will result in decreasing annuity payments. The Company offers an alternative Assumed Investment Return of 5%, which you may select. Fixed annuity payments remain constant. Initial annuity payments under a fixed annuity payout are generally higher than initial payments under a variable payout option.

     The illustrations may show the payments for more than one hypothetical constant Assumed Investment Return. Of course, actual investment performance will not be constant and may be volatile. Actual income amounts would differ from those illustrated if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages for individual contract years.

     As noted in the prospectus under "Investment Performance Information", we may also illustrate the growth and value of a specified purchase payment or payments prior to annuitization on a Class-specific basis based on hypothetical returns. In these illustrations we may use any assumed gross annual rate up to 12%.


                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)


                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION


     The following tables show the Accumulation Unit Values through December
                            31, 2013.



                                 AUV AT
                              BEGINNING OF        AUV AT         ACCUM UNITS
                                 PERIOD      ENDING OF PERIOD   END OF PERIOD
                             -------------- ------------------ --------------
American Forerunner - 2.10

                                                                       AUV AT
                                                                    BEGINNING OF        AUV AT         ACCUM UNITS
                                                                       PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                   -------------- ------------------ --------------
 AllianceBernstein Global Dynamic Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012.......................................    10.147405        10.444693               0
   01/01/2013 to 12/31/2013.......................................    10.444693        11.367647               0
 American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................    10.007698         6.977907               0
   01/01/2009 to 12/31/2009.......................................     6.977907         8.836743               0
   01/01/2010 to 12/31/2010.......................................     8.836743         9.705506               0
   01/01/2011 to 12/31/2011.......................................     9.705506         9.302038               0
   01/01/2012 to 12/31/2012.......................................     9.302038        10.339948               0
   01/01/2013 to 12/31/2013.......................................    10.339948        12.001527               0
 American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................     9.997699         6.329165               0
   01/01/2009 to 12/31/2009.......................................     6.329165         8.307311               0
   01/01/2010 to 12/31/2010.......................................     8.307311         9.231609               0
   01/01/2011 to 12/31/2011.......................................     9.231609         8.612281               0
   01/01/2012 to 12/31/2012.......................................     8.612281         9.794980               0
   01/01/2013 to 12/31/2013.......................................     9.794980        11.999741               0
 American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................    10.017698         7.648408               0
   01/01/2009 to 12/31/2009.......................................     7.648408         9.241758               0
   01/01/2010 to 12/31/2010.......................................     9.241758         9.946333               0
   01/01/2011 to 12/31/2011.......................................     9.946333         9.758710               0
   01/01/2012 to 12/31/2012.......................................     9.758710        10.590550               0
   01/01/2013 to 12/31/2013.......................................    10.590550        11.772645               0
 AQR Global Risk Balanced Sub-Account (Class B)
   04/30/2012 to 12/31/2012.......................................    11.072906        11.423719               0
   01/01/2013 to 12/31/2013.......................................    11.423719        10.806938               0
 Baillie Gifford International Stock Sub-Account (Class B)
   05/01/2004 to 12/31/2004.......................................     1.079028         1.226909               0
   01/01/2005 to 12/31/2005.......................................     1.226909         1.412787               0
   01/01/2006 to 12/31/2006.......................................     1.412787         1.608014               0
   01/01/2007 to 12/31/2007.......................................     1.608014         1.732952               0
   01/01/2008 to 12/31/2008.......................................     1.732952         0.946115               0
   01/01/2009 to 12/31/2009.......................................     0.946115         1.129214               0
   01/01/2010 to 12/31/2010.......................................     1.129214         1.181630               0
   01/01/2011 to 12/31/2011.......................................     1.181630         0.924153               0
   01/01/2012 to 12/31/2012.......................................     0.924153         1.080102               0
   01/01/2013 to 12/31/2013.......................................     1.080102         1.217768               0
 Baillie Gifford International Stock Sub-Account (Class E)
   01/01/2004 to 12/31/2004.......................................     1.074556         1.241720          83,959
   01/01/2005 to 12/31/2005.......................................     1.241720         1.432444          67,959
   01/01/2006 to 12/31/2006.......................................     1.432444         1.630846         111,920
   01/01/2007 to 12/31/2007.......................................     1.630846         1.759723          97,687
   01/01/2008 to 12/31/2008.......................................     1.759723         0.961425          98,158
   01/01/2009 to 12/31/2009.......................................     0.961425         1.148211          97,580
   01/01/2010 to 12/31/2010.......................................     1.148211         1.203493          72,759
   01/01/2011 to 12/31/2011.......................................     1.203493         0.943049          13,947
   01/01/2012 to 12/31/2012.......................................     0.943049         1.102438          16,834
   01/01/2013 to 12/31/2013.......................................     1.102438         1.244666          17,293

                                                                                AUV AT
                                                                             BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                            -------------- ------------------ --------------
 Barclays Aggregate Bond Index Sub-Account (Class B) (previously Barclays
   Capital Aggregate Bond Index Sub-Account (Class B))
   01/01/2004 to 12/31/2004................................................     1.203382         1.223603          66,051
   01/01/2005 to 12/31/2005................................................     1.223603         1.220446          43,533
   01/01/2006 to 12/31/2006................................................     1.220446         1.240723          40,504
   01/01/2007 to 12/31/2007................................................     1.240723         1.295723          39,945
   01/01/2008 to 12/31/2008................................................     1.295723         1.340168          13,027
   01/01/2009 to 12/31/2009................................................     1.340168         1.377670          17,483
   01/01/2010 to 12/31/2010................................................     1.377670         1.425849          16,451
   01/01/2011 to 12/31/2011................................................     1.425849         1.497991             191
   01/01/2012 to 12/31/2012................................................     1.497991         1.519866             186
   01/01/2013 to 12/31/2013................................................     1.519866         1.450601             181
 BlackRock Bond Income Sub-Account (Class B)
   01/01/2004 to 12/31/2004................................................     3.786284         3.862072         148,929
   01/01/2005 to 12/31/2005................................................     3.862072         3.863517         108,189
   01/01/2006 to 12/31/2006................................................     3.863517         3.939970          51,658
   01/01/2007 to 12/31/2007................................................     3.939970         4.089984          38,442
   01/01/2008 to 12/31/2008................................................     4.089984         3.857986          24,944
   01/01/2009 to 12/31/2009................................................     3.857986         4.124761          24,842
   01/01/2010 to 12/31/2010................................................     4.124761         4.364973          19,986
   01/01/2011 to 12/31/2011................................................     4.364973         4.543986             162
   01/01/2012 to 12/31/2012................................................     4.543986         4.773039               0
   01/01/2013 to 12/31/2013................................................     4.773039         4.626747               0
 BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock
   Legacy Large Cap Growth Sub-Account (Class B))
   05/01/2004 to 12/31/2004................................................     2.170036         2.366794               0
   01/01/2005 to 12/31/2005................................................     2.366794         2.474278               0
   01/01/2006 to 12/31/2006................................................     2.474278         2.517135               0
   01/01/2007 to 12/31/2007................................................     2.517135         2.918828               0
   01/01/2008 to 12/31/2008................................................     2.918828         1.809301               0
   01/01/2009 to 12/31/2009................................................     1.809301         2.418469               0
   01/01/2010 to 12/31/2010................................................     2.418469         2.829323               0
   01/01/2011 to 12/31/2011................................................     2.829323         2.516975               0
   01/01/2012 to 12/31/2012................................................     2.516975         2.811219               0
   01/01/2013 to 12/31/2013................................................     2.811219         3.686103               0
 BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock
   Legacy Large Cap Growth Sub-Account (Class B) and before that FI Large
   Cap Sub-Account)
   05/01/2006 to 12/31/2006................................................    15.972141        16.083155               0
   01/01/2007 to 12/31/2007................................................    16.083155        16.333316               0
   01/01/2008 to 12/31/2008................................................    16.333316         8.803802               0
   01/01/2009 to 05/01/2009................................................     8.803802         9.166183               0
 BlackRock Capital Appreciation Sub-Account (Class E) (previously BlackRock
   Legacy Large Cap Growth Sub-Account (Class E))
   01/01/2004 to 12/31/2004................................................     2.242377         2.384636          74,356
   01/01/2005 to 12/31/2005................................................     2.384636         2.495216          71,805
   01/01/2006 to 12/31/2006................................................     2.495216         2.541182          72,794
   01/01/2007 to 12/31/2007................................................     2.541182         2.949470          54,347
   01/01/2008 to 12/31/2008................................................     2.949470         1.830110          50,701
   01/01/2009 to 12/31/2009................................................     1.830110         2.448413          39,150
   01/01/2010 to 12/31/2010................................................     2.448413         2.868049          33,705
   01/01/2011 to 12/31/2011................................................     2.868049         2.554003           5,842
   01/01/2012 to 12/31/2012................................................     2.554003         2.855133           6,067
   01/01/2013 to 12/31/2013................................................     2.855133         3.747662           6,104

                                                                          AUV AT
                                                                       BEGINNING OF        AUV AT         ACCUM UNITS
                                                                          PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                      -------------- ------------------ --------------
 BlackRock Diversified Sub-Account (Class B)
   05/01/2004 to 12/31/2004..........................................    31.186373       33.492293               0
   01/01/2005 to 12/31/2005..........................................    33.492293       33.722804               0
   01/01/2006 to 12/31/2006..........................................    33.722804       36.407498               0
   01/01/2007 to 12/31/2007..........................................    36.407498       37.649096               0
   01/01/2008 to 12/31/2008..........................................    37.649096       27.660978               0
   01/01/2009 to 12/31/2009..........................................    27.660978       31.691129               0
   01/01/2010 to 12/31/2010..........................................    31.691129       33.923394               0
   01/01/2011 to 12/31/2011..........................................    33.923394       34.412217               0
   01/01/2012 to 12/31/2012..........................................    34.412217       37.773149               0
   01/01/2013 to 12/31/2013..........................................    37.773149       44.488379               0
 BlackRock Global Tactical Strategies Sub-Account (Class B)
   04/30/2012 to 12/31/2012..........................................     9.904073       10.176874               0
   01/01/2013 to 12/31/2013..........................................    10.176874       10.992694               0
 BlackRock Large Cap Core Sub-Account
   04/30/2007 to 12/31/2007..........................................     6.608868        6.634348          16,142
   01/01/2008 to 12/31/2008..........................................     6.634348        4.072452          16,218
   01/01/2009 to 12/31/2009..........................................     4.072452        4.753345          15,977
   01/01/2010 to 12/31/2010..........................................     4.753345        5.234343          14,432
   01/01/2011 to 12/31/2011..........................................     5.234343        5.138863           9,436
   01/01/2012 to 12/31/2012..........................................     5.138863        5.706414           8,866
   01/01/2013 to 12/31/2013..........................................     5.706414        7.503542           8,527
 BlackRock Large Cap Sub-Account (previously BlackRock Large Cap Sub-
   Account)
   01/01/2004 to 12/31/2004..........................................     5.215161        5.647692          23,385
   01/01/2005 to 12/31/2005..........................................     5.647692        5.714097          23,230
   01/01/2006 to 12/31/2006..........................................     5.714097        6.369775          24,315
   01/01/2007 to 04/27/2007..........................................     6.369775        6.664956               0
 BlackRock Large Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004..........................................     1.054205        1.157598               0
   01/01/2005 to 12/31/2005..........................................     1.157598        1.196607               0
   01/01/2006 to 12/31/2006..........................................     1.196607        1.395964               0
   01/01/2007 to 12/31/2007..........................................     1.395964        1.409567               0
   01/01/2008 to 12/31/2008..........................................     1.409567        0.895598               0
   01/01/2009 to 12/31/2009..........................................     0.895598        0.973927               0
   01/01/2010 to 12/31/2010..........................................     0.973927        1.038821               0
   01/01/2011 to 12/31/2011..........................................     1.038821        1.038128               0
   01/01/2012 to 12/31/2012..........................................     1.038128        1.158439               0
   01/01/2013 to 12/31/2013..........................................     1.158439        1.494488               0
 BlackRock Large Cap Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004..........................................     1.045806        1.160433          15,493
   01/01/2005 to 12/31/2005..........................................     1.160433        1.201055          14,641
   01/01/2006 to 12/31/2006..........................................     1.201055        1.402037          16,897
   01/01/2007 to 12/31/2007..........................................     1.402037        1.417660          12,765
   01/01/2008 to 12/31/2008..........................................     1.417660        0.901722          12,145
   01/01/2009 to 12/31/2009..........................................     0.901722        0.981669           9,471
   01/01/2010 to 12/31/2010..........................................     0.981669        1.047821           8,787
   01/01/2011 to 12/31/2011..........................................     1.047821        1.047918           4,005
   01/01/2012 to 12/31/2012..........................................     1.047918        1.171093           3,886
   01/01/2013 to 12/31/2013..........................................     1.171093        1.512424           4,055

                                                                                AUV AT
                                                                             BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                            -------------- ------------------ --------------
 BlackRock Money Market Sub-Account (Class B)
   01/01/2004 to 12/31/2004................................................     1.911192         1.885104         120,130
   01/01/2005 to 12/31/2005................................................     1.885104         1.894708          99,720
   01/01/2006 to 12/31/2006................................................     1.894708         1.939885          58,490
   01/01/2007 to 12/31/2007................................................     1.939885         1.990802          70,171
   01/01/2008 to 12/31/2008................................................     1.990802         1.999986          55,918
   01/01/2009 to 12/31/2009................................................     1.999986         1.963382          49,093
   01/01/2010 to 12/31/2010................................................     1.963382         1.922579          46,829
   01/01/2011 to 12/31/2011................................................     1.922579         1.882732               0
   01/01/2012 to 12/31/2012................................................     1.882732         1.843392               0
   01/01/2013 to 12/31/2013................................................     1.843392         1.805083               0
 Clarion Global Real Estate Sub-Account
   05/01/2004 to 12/31/2004................................................     9.998274        12.773556           5,721
   01/01/2005 to 12/31/2005................................................    12.773556        14.170803           6,739
   01/01/2006 to 12/31/2006................................................    14.170803        19.092510           6,631
   01/01/2007 to 12/31/2007................................................    19.092510        15.888249           6,649
   01/01/2008 to 12/31/2008................................................    15.888249         9.073650           6,094
   01/01/2009 to 12/31/2009................................................     9.073650        11.971272           3,703
   01/01/2010 to 12/31/2010................................................    11.971272        13.610832           4,316
   01/01/2011 to 12/31/2011................................................    13.610832        12.583917             523
   01/01/2012 to 12/31/2012................................................    12.583917        15.523381             523
   01/01/2013 to 12/31/2013................................................    15.523381        15.739722               0
 ClearBridge Aggressive Growth Portfolio II Sub-Account (Class B) (formerly
   Janus Forty Sub-Account (Class B))
   04/30/2007 to 12/31/2007................................................   122.314476       149.345076               0
   01/01/2008 to 12/31/2008................................................   149.345076        84.817440              54
   01/01/2009 to 12/31/2009................................................    84.817440       118.648010             195
   01/01/2010 to 12/31/2010................................................   118.648010       127.101648              73
   01/01/2011 to 12/31/2011................................................   127.101648       115.074290              24
   01/01/2012 to 12/31/2012................................................   115.074290       138.039994               0
   01/01/2013 to 12/31/2013................................................   138.039994       174.082427               0
 ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class B) and before that Legg
   Mason Partners Aggressive Growth Sub-Account)
   01/01/2004 to 12/31/2004................................................     0.664420         0.705489         142,343
   01/01/2005 to 12/31/2005................................................     0.705489         0.784665          94,995
   01/01/2006 to 12/31/2006................................................     0.784665         0.755042          96,001
   01/01/2007 to 12/31/2007................................................     0.755042         0.756024          97,002
   01/01/2008 to 12/31/2008................................................     0.756024         0.451168          65,455
   01/01/2009 to 12/31/2009................................................     0.451168         0.587413          66,954
   01/01/2010 to 12/31/2010................................................     0.587413         0.712041          43,798
   01/01/2011 to 12/31/2011................................................     0.712041         0.719917               0
   01/01/2012 to 12/31/2012................................................     0.719917         0.835338               0
   01/01/2013 to 12/31/2013................................................     0.835338         1.191005               0
 ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class B) and before that Legg
   Mason Value Equity Sub-Account (Class B))
   05/01/2006 to 12/31/2006................................................     8.906533         9.504326               0
   01/01/2007 to 12/31/2007................................................     9.504326         8.756047               0
   01/01/2008 to 12/31/2008................................................     8.756047         3.890856               0
   01/01/2009 to 12/31/2009................................................     3.890856         5.256643               0
   01/01/2010 to 12/31/2010................................................     5.256643         5.525020               0
   01/01/2011 to 04/29/2011................................................     5.525020         5.861417               0

                                                                                AUV AT
                                                                             BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                            -------------- ------------------ --------------
 ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class E))
   05/02/2011 to 12/31/2011................................................     0.592444         0.534916         28,731
   01/01/2012 to 12/31/2012................................................     0.534916         0.620986         27,991
   01/01/2013 to 12/31/2013................................................     0.620986         0.886893         24,793
 ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class E) and before that Legg
   Mason Value Equity Sub-Account (Class E))
   05/01/2006 to 12/31/2006................................................     0.898013         0.958652         63,930
   01/01/2007 to 12/31/2007................................................     0.958652         0.884069         61,634
   01/01/2008 to 12/31/2008................................................     0.884069         0.393183         57,755
   01/01/2009 to 12/31/2009................................................     0.393183         0.531169         49,376
   01/01/2010 to 12/31/2010................................................     0.531169         0.558494         44,733
   01/01/2011 to 04/29/2011................................................     0.558494         0.592546              0
 Davis Venture Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004................................................     2.673119         2.863663              0
   01/01/2005 to 12/31/2005................................................     2.863663         3.084638              0
   01/01/2006 to 12/31/2006................................................     3.084638         3.453295          1,923
   01/01/2007 to 12/31/2007................................................     3.453295         3.528007         11,592
   01/01/2008 to 12/31/2008................................................     3.528007         2.089218         11,592
   01/01/2009 to 12/31/2009................................................     2.089218         2.693315         11,592
   01/01/2010 to 12/31/2010................................................     2.693315         2.946250         11,592
   01/01/2011 to 12/31/2011................................................     2.946250         2.761974         11,592
   01/01/2012 to 12/31/2012................................................     2.761974         3.045490         11,592
   01/01/2013 to 12/31/2013................................................     3.045490         3.977057              0
 Davis Venture Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004................................................     2.631457         2.889479         43,420
   01/01/2005 to 12/31/2005................................................     2.889479         3.116419         44,893
   01/01/2006 to 12/31/2006................................................     3.116419         3.491473         39,846
   01/01/2007 to 12/31/2007................................................     3.491473         3.570033         29,054
   01/01/2008 to 12/31/2008................................................     3.570033         2.116274         23,945
   01/01/2009 to 12/31/2009................................................     2.116274         2.731859         23,816
   01/01/2010 to 12/31/2010................................................     2.731859         2.991235         13,506
   01/01/2011 to 12/31/2011................................................     2.991235         2.806779          1,795
   01/01/2012 to 12/31/2012................................................     2.806779         3.097215          1,525
   01/01/2013 to 12/31/2013................................................     3.097215         4.049754          1,582
 Frontier Mid Cap Growth Sub-Account (Class B) (previously BlackRock
   Aggressive Growth Sub-Account (Class B))
   05/01/2004 to 12/31/2004................................................    30.005527        33.112837              0
   01/01/2005 to 12/31/2005................................................    33.112837        35.809593              0
   01/01/2006 to 12/31/2006................................................    35.809593        37.335334              0
   01/01/2007 to 12/31/2007................................................    37.335334        43.952928              0
   01/01/2008 to 12/31/2008................................................    43.952928        23.308100              0
   01/01/2009 to 12/31/2009................................................    23.308100        34.021411            948
   01/01/2010 to 12/31/2010................................................    34.021411        38.310137            260
   01/01/2011 to 12/31/2011................................................    38.310137        36.298275             87
   01/01/2012 to 12/31/2012................................................    36.298275        39.340198              0
   01/01/2013 to 12/31/2013................................................    39.340198        51.017580              0

                                                                                 AUV AT
                                                                              BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                 PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                             -------------- ------------------ --------------
 Harris Oakmark International Sub-Account (Class B)
   01/01/2004 to 12/31/2004.................................................   1.157257         1.365722                0
   01/01/2005 to 12/31/2005.................................................   1.365722         1.527828                0
   01/01/2006 to 12/31/2006.................................................   1.527828         1.927797                0
   01/01/2007 to 12/31/2007.................................................   1.927797         1.866399                0
   01/01/2008 to 12/31/2008.................................................   1.866399         1.080312                0
   01/01/2009 to 12/31/2009.................................................   1.080312         1.640343                0
   01/01/2010 to 12/31/2010.................................................   1.640343         1.870030                0
   01/01/2011 to 12/31/2011.................................................   1.870030         1.570170                0
   01/01/2012 to 12/31/2012.................................................   1.570170         1.987109                0
   01/01/2013 to 12/31/2013.................................................   1.987109         2.539110                0
 Harris Oakmark International Sub-Account (Class E)
   01/01/2004 to 12/31/2004.................................................   1.159618         1.370373            2,433
   01/01/2005 to 12/31/2005.................................................   1.370373         1.533528            2,419
   01/01/2006 to 12/31/2006.................................................   1.533528         1.937038            2,407
   01/01/2007 to 12/31/2007.................................................   1.937038         1.877598            7,903
   01/01/2008 to 12/31/2008.................................................   1.877598         1.087864            2,379
   01/01/2009 to 12/31/2009.................................................   1.087864         1.653989            9,697
   01/01/2010 to 12/31/2010.................................................   1.653989         1.886977           11,997
   01/01/2011 to 12/31/2011.................................................   1.886977         1.586908            2,631
   01/01/2012 to 12/31/2012.................................................   1.586908         2.008590                0
   01/01/2013 to 12/31/2013.................................................   2.008590         2.569670                0
 Invesco Balanced-Risk Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012.................................................   1.010597         1.042959                0
   01/01/2013 to 12/31/2013.................................................   1.042959         1.040292                0
 Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap
   Value Sub-Account (Class B))
   04/30/2012 to 12/31/2012.................................................   2.304475         2.357892           21,269
   01/01/2013 to 12/31/2013.................................................   2.357892         3.008627           12,839
 Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap
   Value Sub-Account (Class B) and before that Neuberger Berman Mid Cap
   Value Sub-Account)
   01/01/2004 to 12/31/2004.................................................   1.726786         2.073973           30,959
   01/01/2005 to 12/31/2005.................................................   2.073973         2.273256           33,881
   01/01/2006 to 12/31/2006.................................................   2.273256         2.475412           36,770
   01/01/2007 to 12/31/2007.................................................   2.475412         2.501020           41,249
   01/01/2008 to 12/31/2008.................................................   2.501020         1.286189           40,793
   01/01/2009 to 12/31/2009.................................................   1.286189         1.860747           37,732
   01/01/2010 to 12/31/2010.................................................   1.860747         2.296763           37,023
   01/01/2011 to 12/31/2011.................................................   2.296763         2.099012           23,355
   01/01/2012 to 04/27/2012.................................................   2.099012         2.315910                0
 Invesco Small Cap Growth Sub-account
   01/01/2004 to 12/31/2004.................................................   1.142296         1.190441                0
   01/01/2005 to 12/31/2005.................................................   1.190441         1.262135                0
   01/01/2006 to 12/31/2006.................................................   1.262135         1.411268                0
   01/01/2007 to 12/31/2007.................................................   1.411268         1.534765                0
   01/01/2008 to 12/31/2008.................................................   1.534765         0.920749                0
   01/01/2009 to 12/31/2009.................................................   0.920749         1.206539                0
   01/01/2010 to 12/31/2010.................................................   1.206539         1.490833                0
   01/01/2011 to 12/31/2011.................................................   1.490833         1.444128                0
   01/01/2012 to 12/31/2012.................................................   1.444128         1.671746                0
   01/01/2013 to 12/31/2013.................................................   1.671746         2.294715                0

                                                                                 AUV AT
                                                                              BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                 PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                             -------------- ------------------ --------------
 Jennison Growth Sub-Account (Class B)
   05/01/2005 to 12/31/2005.................................................     0.392886         0.469754               0
   01/01/2006 to 12/31/2006.................................................     0.469754         0.471627               0
   01/01/2007 to 12/31/2007.................................................     0.471627         0.514365               0
   01/01/2008 to 12/31/2008.................................................     0.514365         0.319572               0
   01/01/2009 to 12/31/2009.................................................     0.319572         0.436738               0
   01/01/2010 to 12/31/2010.................................................     0.436738         0.476052               0
   01/01/2011 to 12/31/2011.................................................     0.476052         0.467213               0
   01/01/2012 to 12/31/2012.................................................     0.467213         0.528623               0
   01/01/2013 to 12/31/2013.................................................     0.528623         0.707782               0
 Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital
   Appreciation Sub-Account)
   05/01/2005 to 12/31/2005.................................................     7.716360         8.339765               0
   01/01/2006 to 12/31/2006.................................................     8.339765         8.788896               0
   01/01/2007 to 12/31/2007.................................................     8.788896         9.834904               0
   01/01/2008 to 12/31/2008.................................................     9.834904         5.205787               0
   01/01/2009 to 12/31/2009.................................................     5.205787         7.325408               0
   01/01/2010 to 12/31/2010.................................................     7.325408         7.847306               0
   01/01/2011 to 12/31/2011.................................................     7.847306         7.578468               0
   01/01/2012 to 04/27/2012.................................................     7.578468         8.506346               0
 Jennison Growth Sub-Account (Class B) (previously Met/Putnam Voyager Sub-
   Account (Class B))
   05/01/2004 to 12/31/2004.................................................     0.410863         0.426937               0
   01/01/2005 to 04/30/2005.................................................     0.426937         0.388206               0
 Jennison Growth Sub-Account (Class E)
   05/01/2005 to 12/31/2005.................................................     0.393155         0.470755         158,384
   01/01/2006 to 12/31/2006.................................................     0.470755         0.472977         159,328
   01/01/2007 to 12/31/2007.................................................     0.472977         0.516556         149,434
   01/01/2008 to 12/31/2008.................................................     0.516556         0.320797         150,213
   01/01/2009 to 12/31/2009.................................................     0.320797         0.439413         140,837
   01/01/2010 to 12/31/2010.................................................     0.439413         0.479518         120,095
   01/01/2011 to 12/31/2011.................................................     0.479518         0.471015         112,134
   01/01/2012 to 12/31/2012.................................................     0.471015         0.533026         108,094
   01/01/2013 to 12/31/2013.................................................     0.533026         0.714570         103,963
 Jennison Growth Sub-Account (Class E) (previously Met/Putnam Voyager Sub-
   Account (Class E))
   01/01/2004 to 12/31/2004.................................................     0.416582         0.426938         155,441
   01/01/2005 to 04/30/2005.................................................     0.426938         0.392064               0
 JPMorgan Global Active Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012.................................................     1.012651         1.044995               0
   01/01/2013 to 12/31/2013.................................................     1.044995         1.135706               0
 Loomis Sayles Global Markets Sub-Account (Class B)
   04/29/2013 to 12/31/2013.................................................    12.572000        13.752066               0
 Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin
   Income Sub-Account (Class B))
   04/28/2008 to 12/31/2008.................................................     9.997699         7.947978               0
   01/01/2009 to 12/31/2009.................................................     7.947978         9.948691               0
   01/01/2010 to 12/31/2010.................................................     9.948691        10.893585               0
   01/01/2011 to 12/31/2011.................................................    10.893585        10.895358           1,491
   01/01/2012 to 12/31/2012.................................................    10.895358        12.000527           1,491
   01/01/2013 to 04/26/2013.................................................    12.000527        12.498750               0

                                                        AUV AT
                                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                    -------------- ------------------ --------------
 Loomis Sayles Small Cap Core Sub-Account (Class B)
   05/01/2004 to 12/31/2004........................   2.183350         2.462539                 0
   01/01/2005 to 12/31/2005........................   2.462539         2.572518                 0
   01/01/2006 to 12/31/2006........................   2.572518         2.932214             1,147
   01/01/2007 to 12/31/2007........................   2.932214         3.204704             6,687
   01/01/2008 to 12/31/2008........................   3.204704         2.006434             6,687
   01/01/2009 to 12/31/2009........................   2.006434         2.552729             6,687
   01/01/2010 to 12/31/2010........................   2.552729         3.179884             6,687
   01/01/2011 to 12/31/2011........................   3.179884         3.124478             6,687
   01/01/2012 to 12/31/2012........................   3.124478         3.495724             6,687
   01/01/2013 to 12/31/2013........................   3.495724         4.815823                 0
 Loomis Sayles Small Cap Core Sub-Account (Class E)
   01/01/2004 to 12/31/2004........................   2.180439         2.481010            10,636
   01/01/2005 to 12/31/2005........................   2.481010         2.594118            14,023
   01/01/2006 to 12/31/2006........................   2.594118         2.959672            15,582
   01/01/2007 to 12/31/2007........................   2.959672         3.237783            12,280
   01/01/2008 to 12/31/2008........................   3.237783         2.029184            11,066
   01/01/2009 to 12/31/2009........................   2.029184         2.584134             9,610
   01/01/2010 to 12/31/2010........................   2.584134         3.222305             2,381
   01/01/2011 to 12/31/2011........................   3.222305         3.169372             1,359
   01/01/2012 to 12/31/2012........................   3.169372         3.549413             1,291
   01/01/2013 to 12/31/2013........................   3.549413         4.894717             1,227
 Loomis Sayles Small Cap Growth Sub-Account
   01/01/2004 to 12/31/2004........................   0.873623         0.950778           122,067
   01/01/2005 to 12/31/2005........................   0.950778         0.971961           127,405
   01/01/2006 to 12/31/2006........................   0.971961         1.044329           177,704
   01/01/2007 to 12/31/2007........................   1.044329         1.066628           170,207
   01/01/2008 to 12/31/2008........................   1.066628         0.612947           134,426
   01/01/2009 to 12/31/2009........................   0.612947         0.778326           110,605
   01/01/2010 to 12/31/2010........................   0.778326         1.001085           102,088
   01/01/2011 to 12/31/2011........................   1.001085         1.007233             2,817
   01/01/2012 to 12/31/2012........................   1.007233         1.093632             2,690
   01/01/2013 to 12/31/2013........................   1.093632         1.589027             2,466
 Lord Abbett Bond Debenture Sub-Account
   01/01/2004 to 12/31/2004........................   1.496717         1.585220            84,226
   01/01/2005 to 12/31/2005........................   1.585220         1.575549            86,649
   01/01/2006 to 12/31/2006........................   1.575549         1.684038            72,645
   01/01/2007 to 12/31/2007........................   1.684038         1.756858            64,499
   01/01/2008 to 12/31/2008........................   1.756858         1.400219            36,130
   01/01/2009 to 12/31/2009........................   1.400219         1.875340            29,501
   01/01/2010 to 12/31/2010........................   1.875340         2.074483            26,921
   01/01/2011 to 12/31/2011........................   2.074483         2.122058               230
   01/01/2012 to 12/31/2012........................   2.122058         2.346747                47
   01/01/2013 to 12/31/2013........................   2.346747         2.481338                46

                                                                            AUV AT
                                                                         BEGINNING OF        AUV AT         ACCUM UNITS
                                                                            PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                        -------------- ------------------ --------------
 Met/Artisan Mid Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004............................................     2.788722         3.012140               0
   01/01/2005 to 12/31/2005............................................     3.012140         3.236073               0
   01/01/2006 to 12/31/2006............................................     3.236073         3.554782               0
   01/01/2007 to 12/31/2007............................................     3.554782         3.234249               0
   01/01/2008 to 12/31/2008............................................     3.234249         1.705824               0
   01/01/2009 to 12/31/2009............................................     1.705824         2.358533               0
   01/01/2010 to 12/31/2010............................................     2.358533         2.650440               0
   01/01/2011 to 12/31/2011............................................     2.650440         2.763931               0
   01/01/2012 to 12/31/2012............................................     2.763931         3.019617               0
   01/01/2013 to 12/31/2013............................................     3.019617         4.036428               0
 Met/Artisan Mid Cap Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004............................................     2.858745         3.072708         160,110
   01/01/2005 to 12/31/2005............................................     3.072708         3.304321         148,358
   01/01/2006 to 12/31/2006............................................     3.304321         3.633395         110,326
   01/01/2007 to 12/31/2007............................................     3.633395         3.309073          89,479
   01/01/2008 to 12/31/2008............................................     3.309073         1.747020          62,588
   01/01/2009 to 12/31/2009............................................     1.747020         2.417851          48,113
   01/01/2010 to 12/31/2010............................................     2.417851         2.719765          35,412
   01/01/2011 to 12/31/2011............................................     2.719765         2.839088           8,535
   01/01/2012 to 12/31/2012............................................     2.839088         3.104853           8,498
   01/01/2013 to 12/31/2013............................................     3.104853         4.154639           7,760
 Met/Franklin Low Duration Total Return Sub-Account
   05/02/2011 to 12/31/2011............................................     9.987125         9.720837               0
   01/01/2012 to 12/31/2012............................................     9.720837         9.936368               0
   01/01/2013 to 12/31/2013............................................     9.936368         9.842815               0
 MetLife Aggressive Strategy Sub-Account
   05/02/2011 to 12/31/2011............................................    11.659560         9.939170               0
   01/01/2012 to 12/31/2012............................................     9.939170        11.360866               0
   01/01/2013 to 12/31/2013............................................    11.360866        14.407480               0
 MetLife Aggressive Strategy Sub-Account (previously MetLife Aggressive
   Allocation Sub-Account )
   05/01/2005 to 12/31/2005............................................     9.998274        11.098348               0
   01/01/2006 to 12/31/2006............................................    11.098348        12.570205           1,474
   01/01/2007 to 12/31/2007............................................    12.570205        12.709892           1,467
   01/01/2008 to 12/31/2008............................................    12.709892         7.410944           1,458
   01/01/2009 to 12/31/2009............................................     7.410944         9.542101           1,448
   01/01/2010 to 12/31/2010............................................     9.542101        10.810063           1,438
   01/01/2011 to 04/29/2011............................................    10.810063        11.695218               0
 MetLife Balanced Plus Sub-Account
   04/30/2012 to 12/31/2012............................................     9.930840        10.342882               0
   01/01/2013 to 12/31/2013............................................    10.342882        11.582518               0
 MetLife Conservative Allocation Sub-Account
   05/01/2005 to 12/31/2005............................................     9.998274        10.251465               0
   01/01/2006 to 12/31/2006............................................    10.251465        10.730794           6,876
   01/01/2007 to 12/31/2007............................................    10.730794        11.091960               0
   01/01/2008 to 12/31/2008............................................    11.091960         9.298175               0
   01/01/2009 to 12/31/2009............................................     9.298175        10.973829               0
   01/01/2010 to 12/31/2010............................................    10.973829        11.826016               0
   01/01/2011 to 12/31/2011............................................    11.826016        11.957477               0
   01/01/2012 to 12/31/2012............................................    11.957477        12.782431               0
   01/01/2013 to 12/31/2013............................................    12.782431        13.053283               0

                                                                            AUV AT
                                                                         BEGINNING OF        AUV AT         ACCUM UNITS
                                                                            PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                        -------------- ------------------ --------------
 MetLife Conservative to Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005............................................     9.998274        10.468378              0
   01/01/2006 to 12/31/2006............................................    10.468378        11.217344              0
   01/01/2007 to 12/31/2007............................................    11.217344        11.511411              0
   01/01/2008 to 12/31/2008............................................    11.511411         8.837256              0
   01/01/2009 to 12/31/2009............................................     8.837256        10.702564              0
   01/01/2010 to 12/31/2010............................................    10.702564        11.688245              0
   01/01/2011 to 12/31/2011............................................    11.688245        11.565942              0
   01/01/2012 to 12/31/2012............................................    11.565942        12.622341              0
   01/01/2013 to 12/31/2013............................................    12.622341        13.710389              0
 MetLife Growth Strategy Sub-Account (Class B)
   04/29/2013 to 12/31/2013............................................    11.227659        12.738202              0
 MetLife Growth Strategy Sub-Account (Class B) (previously Met/Franklin
   Templeton Founding Strategy Sub-Account (Class B))
   04/28/2008 to 12/31/2008............................................     9.997699         6.999777              0
   01/01/2009 to 12/31/2009............................................     6.999777         8.811340              0
   01/01/2010 to 12/31/2010............................................     8.811340         9.495102              0
   01/01/2011 to 12/31/2011............................................     9.495102         9.134478              0
   01/01/2012 to 12/31/2012............................................     9.134478        10.385784              0
   01/01/2013 to 04/26/2013............................................    10.385784        11.156008              0
 MetLife Mid Cap Stock Index Sub-Account
   01/01/2004 to 12/31/2004............................................     1.116184         1.264741         25,434
   01/01/2005 to 12/31/2005............................................     1.264741         1.387420         23,972
   01/01/2006 to 12/31/2006............................................     1.387420         1.492163         22,933
   01/01/2007 to 12/31/2007............................................     1.492163         1.570807         18,961
   01/01/2008 to 12/31/2008............................................     1.570807         0.978519          3,692
   01/01/2009 to 12/31/2009............................................     0.978519         1.310564          3,411
   01/01/2010 to 12/31/2010............................................     1.310564         1.616959          1,524
   01/01/2011 to 12/31/2011............................................     1.616959         1.548785              0
   01/01/2012 to 12/31/2012............................................     1.548785         1.779228              0
   01/01/2013 to 12/31/2013............................................     1.779228         2.314258              0
 MetLife Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005............................................     9.998274        10.698104              0
   01/01/2006 to 12/31/2006............................................    10.698104        11.716711          2,622
   01/01/2007 to 12/31/2007............................................    11.716711        11.970520          2,610
   01/01/2008 to 12/31/2008............................................    11.970520         8.364832          2,592
   01/01/2009 to 12/31/2009............................................     8.364832        10.364131          2,575
   01/01/2010 to 12/31/2010............................................    10.364131        11.485589          2,781
   01/01/2011 to 12/31/2011............................................    11.485589        11.093440              0
   01/01/2012 to 12/31/2012............................................    11.093440        12.299979              0
   01/01/2013 to 12/31/2013............................................    12.299979        14.210531              0
 MetLife Moderate to Aggressive Allocation Sub-Account
   05/01/2005 to 12/31/2005............................................     9.998274        10.922910              0
   01/01/2006 to 12/31/2006............................................    10.922910        12.217175              0
   01/01/2007 to 12/31/2007............................................    12.217175        12.422451              0
   01/01/2008 to 12/31/2008............................................    12.422451         7.892032              0
   01/01/2009 to 12/31/2009............................................     7.892032         9.976417              0
   01/01/2010 to 12/31/2010............................................     9.976417        11.205219              0
   01/01/2011 to 12/31/2011............................................    11.205219        10.558920              0
   01/01/2012 to 12/31/2012............................................    10.558920        11.929127              0
   01/01/2013 to 12/31/2013............................................    11.929127        14.521187              0
 MetLife Multi-Index Targeted Risk Sub-Account (Class B)
   04/29/2013 to 12/31/2013............................................    10.760561        11.198655              0

                                                                                              AUV AT
                                                                                           BEGINNING OF
                                                                                              PERIOD
                                                                                          --------------
 MetLife Stock Index Sub-Account
   01/01/2004 to 12/31/2004..............................................................   3.070848
   01/01/2005 to 12/31/2005..............................................................   3.315948
   01/01/2006 to 12/31/2006..............................................................   3.389326
   01/01/2007 to 12/31/2007..............................................................   3.823126
   01/01/2008 to 12/31/2008..............................................................   3.929468
   01/01/2009 to 12/31/2009..............................................................   2.413922
   01/01/2010 to 12/31/2010..............................................................   2.976458
   01/01/2011 to 12/31/2011..............................................................   3.336986
   01/01/2012 to 12/31/2012..............................................................   3.321218
   01/01/2013 to 12/31/2013..............................................................   3.753575
 MFS(Reg. TM) Investors Trust Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................................   7.425083
   01/01/2005 to 12/31/2005..............................................................   8.192870
   01/01/2006 to 04/30/2006..............................................................   8.576834
 MFS(Reg. TM) Investors Trust Sub-Account (Class E)
   01/01/2004 to 12/31/2004..............................................................   0.756501
   01/01/2005 to 12/31/2005..............................................................   0.824281
   01/01/2006 to 04/30/2006..............................................................   0.864622
 MFS(Reg. TM) Investors Trust Sub-Account (previously MFS(Reg. TM) Research Managers Sub-
   Account)
   01/01/2004 to 04/30/2004..............................................................   0.774313
 MFS(Reg. TM) Research International Sub-Account
   01/01/2004 to 12/31/2004..............................................................   0.940955
   01/01/2005 to 12/31/2005..............................................................   1.101570
   01/01/2006 to 12/31/2006..............................................................   1.255900
   01/01/2007 to 12/31/2007..............................................................   1.556576
   01/01/2008 to 12/31/2008..............................................................   1.726620
   01/01/2009 to 12/31/2009..............................................................   0.974372
   01/01/2010 to 12/31/2010..............................................................   1.255301
   01/01/2011 to 12/31/2011..............................................................   1.369425
   01/01/2012 to 12/31/2012..............................................................   1.197332
   01/01/2013 to 12/31/2013..............................................................   1.368198
 MFS(Reg. TM) Total Return Sub-Account
   05/01/2004 to 12/31/2004..............................................................   3.263651
   01/01/2005 to 12/31/2005..............................................................   3.532289
   01/01/2006 to 12/31/2006..............................................................   3.557702
   01/01/2007 to 12/31/2007..............................................................   3.899728
   01/01/2008 to 12/31/2008..............................................................   3.975475
   01/01/2009 to 12/31/2009..............................................................   3.022671
   01/01/2010 to 12/31/2010..............................................................   3.501626
   01/01/2011 to 12/31/2011..............................................................   3.764852
   01/01/2012 to 12/31/2012..............................................................   3.766379
   01/01/2013 to 12/31/2013..............................................................   4.104738
 MFS(Reg. TM) Total Return Sub-Account (previously Balanced Sub-Account)
   01/01/2004 to 04/30/2004..............................................................   1.385633



                                                                                                AUV AT         ACCUM UNITS
                                                                                           ENDING OF PERIOD   END OF PERIOD
                                                                                          ------------------ --------------
 MetLife Stock Index Sub-Account
   01/01/2004 to 12/31/2004..............................................................     3.315948            82,985
   01/01/2005 to 12/31/2005..............................................................     3.389326            69,599
   01/01/2006 to 12/31/2006..............................................................     3.823126            40,406
   01/01/2007 to 12/31/2007..............................................................     3.929468            43,591
   01/01/2008 to 12/31/2008..............................................................     2.413922            43,338
   01/01/2009 to 12/31/2009..............................................................     2.976458            39,073
   01/01/2010 to 12/31/2010..............................................................     3.336986            33,723
   01/01/2011 to 12/31/2011..............................................................     3.321218                 0
   01/01/2012 to 12/31/2012..............................................................     3.753575                 0
   01/01/2013 to 12/31/2013..............................................................     4.840718                 0
 MFS(Reg. TM) Investors Trust Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................................     8.192870                 0
   01/01/2005 to 12/31/2005..............................................................     8.576834                 0
   01/01/2006 to 04/30/2006..............................................................     8.943733                 0
 MFS(Reg. TM) Investors Trust Sub-Account (Class E)
   01/01/2004 to 12/31/2004..............................................................     0.824281            73,457
   01/01/2005 to 12/31/2005..............................................................     0.864622            67,297
   01/01/2006 to 04/30/2006..............................................................     0.901903                 0
 MFS(Reg. TM) Investors Trust Sub-Account (previously MFS(Reg. TM) Research Managers Sub-
   Account)
   01/01/2004 to 04/30/2004..............................................................     0.786519            40,202
 MFS(Reg. TM) Research International Sub-Account
   01/01/2004 to 12/31/2004..............................................................     1.101570           106,599
   01/01/2005 to 12/31/2005..............................................................     1.255900            71,296
   01/01/2006 to 12/31/2006..............................................................     1.556576            66,103
   01/01/2007 to 12/31/2007..............................................................     1.726620            73,181
   01/01/2008 to 12/31/2008..............................................................     0.974372            67,621
   01/01/2009 to 12/31/2009..............................................................     1.255301            64,862
   01/01/2010 to 12/31/2010..............................................................     1.369425            63,403
   01/01/2011 to 12/31/2011..............................................................     1.197332                 0
   01/01/2012 to 12/31/2012..............................................................     1.368198                 0
   01/01/2013 to 12/31/2013..............................................................     1.597777                 0
 MFS(Reg. TM) Total Return Sub-Account
   05/01/2004 to 12/31/2004..............................................................     3.532289           153,103
   01/01/2005 to 12/31/2005..............................................................     3.557702            82,737
   01/01/2006 to 12/31/2006..............................................................     3.899728            46,059
   01/01/2007 to 12/31/2007..............................................................     3.975475            37,805
   01/01/2008 to 12/31/2008..............................................................     3.022671            40,497
   01/01/2009 to 12/31/2009..............................................................     3.501626            37,238
   01/01/2010 to 12/31/2010..............................................................     3.764852            27,251
   01/01/2011 to 12/31/2011..............................................................     3.766379            21,579
   01/01/2012 to 12/31/2012..............................................................     4.104738            20,801
   01/01/2013 to 12/31/2013..............................................................     4.771071            20,006
 MFS(Reg. TM) Total Return Sub-Account (previously Balanced Sub-Account)
   01/01/2004 to 04/30/2004..............................................................     1.370377           163,470

                                                                                       AUV AT
                                                                                    BEGINNING OF
                                                                                       PERIOD
                                                                                   --------------
 MFS(Reg. TM) Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004.......................................................   1.167739
   01/01/2005 to 12/31/2005.......................................................   1.254315
   01/01/2006 to 12/31/2006.......................................................   1.208050
   01/01/2007 to 12/31/2007.......................................................   1.394043
   01/01/2008 to 12/31/2008.......................................................   1.309961
   01/01/2009 to 12/31/2009.......................................................   0.850348
   01/01/2010 to 12/31/2010.......................................................   1.004080
   01/01/2011 to 12/31/2011.......................................................   1.093143
   01/01/2012 to 12/31/2012.......................................................   1.077312
   01/01/2013 to 12/31/2013.......................................................   1.226944
 MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
   (Class B))
   05/01/2004 to 12/31/2004.......................................................   2.130451
   01/01/2005 to 12/31/2005.......................................................   2.391974
   01/01/2006 to 12/31/2006.......................................................   2.586756
   01/01/2007 to 12/31/2007.......................................................   2.828517
   01/01/2008 to 12/31/2008.......................................................   2.878524
   01/01/2009 to 12/31/2009.......................................................   1.716405
   01/01/2010 to 12/31/2010.......................................................   2.041860
   01/01/2011 to 12/31/2011.......................................................   2.284929
   01/01/2012 to 12/31/2012.......................................................   2.094679
   01/01/2013 to 04/26/2013.......................................................   2.368227
 MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
   Sub-Account (Class B))
   04/28/2008 to 12/31/2008.......................................................   9.997699
   01/01/2009 to 12/31/2009.......................................................   6.568341
   01/01/2010 to 12/31/2010.......................................................   8.032366
   01/01/2011 to 12/31/2011.......................................................   8.732570
   01/01/2012 to 12/31/2012.......................................................   8.504691
   01/01/2013 to 04/26/2013.......................................................   9.485882
 MFS(Reg. TM) Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004.......................................................   1.157868
   01/01/2005 to 12/31/2005.......................................................   1.261753
   01/01/2006 to 12/31/2006.......................................................   1.216546
   01/01/2007 to 12/31/2007.......................................................   1.404977
   01/01/2008 to 12/31/2008.......................................................   1.321576
   01/01/2009 to 12/31/2009.......................................................   0.859080
   01/01/2010 to 12/31/2010.......................................................   1.015113
   01/01/2011 to 12/31/2011.......................................................   1.105892
   01/01/2012 to 12/31/2012.......................................................   1.091684
   01/01/2013 to 12/31/2013.......................................................   1.244114
 MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
   (Class E))
   01/01/2004 to 12/31/2004.......................................................   2.170804
   01/01/2005 to 12/31/2005.......................................................   2.413855
   01/01/2006 to 12/31/2006.......................................................   2.612699
   01/01/2007 to 12/31/2007.......................................................   2.859648
   01/01/2008 to 12/31/2008.......................................................   2.913065
   01/01/2009 to 12/31/2009.......................................................   1.738965
   01/01/2010 to 12/31/2010.......................................................   2.071632
   01/01/2011 to 12/31/2011.......................................................   2.320662
   01/01/2012 to 12/31/2012.......................................................   2.129410
   01/01/2013 to 04/26/2013.......................................................   2.409958



                                                                                         AUV AT         ACCUM UNITS
                                                                                    ENDING OF PERIOD   END OF PERIOD
                                                                                   ------------------ --------------
 MFS(Reg. TM) Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004.......................................................       1.254315         25,991
   01/01/2005 to 12/31/2005.......................................................       1.208050         26,926
   01/01/2006 to 12/31/2006.......................................................       1.394043         27,611
   01/01/2007 to 12/31/2007.......................................................       1.309961         25,913
   01/01/2008 to 12/31/2008.......................................................       0.850348              0
   01/01/2009 to 12/31/2009.......................................................       1.004080              0
   01/01/2010 to 12/31/2010.......................................................       1.093143              0
   01/01/2011 to 12/31/2011.......................................................       1.077312              0
   01/01/2012 to 12/31/2012.......................................................       1.226944              0
   01/01/2013 to 12/31/2013.......................................................       1.626609              0
 MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
   (Class B))
   05/01/2004 to 12/31/2004.......................................................       2.391974              0
   01/01/2005 to 12/31/2005.......................................................       2.586756              0
   01/01/2006 to 12/31/2006.......................................................       2.828517              0
   01/01/2007 to 12/31/2007.......................................................       2.878524              0
   01/01/2008 to 12/31/2008.......................................................       1.716405              0
   01/01/2009 to 12/31/2009.......................................................       2.041860              0
   01/01/2010 to 12/31/2010.......................................................       2.284929              0
   01/01/2011 to 12/31/2011.......................................................       2.094679              0
   01/01/2012 to 12/31/2012.......................................................       2.368227              0
   01/01/2013 to 04/26/2013.......................................................       2.601519              0
 MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
   Sub-Account (Class B))
   04/28/2008 to 12/31/2008.......................................................       6.568341              0
   01/01/2009 to 12/31/2009.......................................................       8.032366              0
   01/01/2010 to 12/31/2010.......................................................       8.732570              0
   01/01/2011 to 12/31/2011.......................................................       8.504691              0
   01/01/2012 to 12/31/2012.......................................................       9.485882              0
   01/01/2013 to 04/26/2013.......................................................      10.367847              0
 MFS(Reg. TM) Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004.......................................................       1.261753         78,785
   01/01/2005 to 12/31/2005.......................................................       1.216546         81,053
   01/01/2006 to 12/31/2006.......................................................       1.404977         77,920
   01/01/2007 to 12/31/2007.......................................................       1.321576         74,895
   01/01/2008 to 12/31/2008.......................................................       0.859080         71,239
   01/01/2009 to 12/31/2009.......................................................       1.015113         82,941
   01/01/2010 to 12/31/2010.......................................................       1.105892         61,398
   01/01/2011 to 12/31/2011.......................................................       1.091684         22,702
   01/01/2012 to 12/31/2012.......................................................       1.244114         21,033
   01/01/2013 to 12/31/2013.......................................................       1.652393         19,623
 MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
   (Class E))
   01/01/2004 to 12/31/2004.......................................................       2.413855         46,215
   01/01/2005 to 12/31/2005.......................................................       2.612699         44,175
   01/01/2006 to 12/31/2006.......................................................       2.859648         40,703
   01/01/2007 to 12/31/2007.......................................................       2.913065         37,570
   01/01/2008 to 12/31/2008.......................................................       1.738965         16,835
   01/01/2009 to 12/31/2009.......................................................       2.071632         15,526
   01/01/2010 to 12/31/2010.......................................................       2.320662         15,394
   01/01/2011 to 12/31/2011.......................................................       2.129410            382
   01/01/2012 to 12/31/2012.......................................................       2.409958              0
   01/01/2013 to 04/26/2013.......................................................       2.648301              0

                                                                                AUV AT
                                                                             BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                            -------------- ------------------ --------------
 Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010................................................   1.173954         1.357137           32,382
   01/01/2011 to 12/31/2011................................................   1.357137         1.236994                0
   01/01/2012 to 12/31/2012................................................   1.236994         1.323572                0
   01/01/2013 to 12/31/2013................................................   1.323572         1.801860                0
 Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap
   Opportunities Sub-Account)
   01/01/2004 to 04/30/2004................................................   1.122254         1.109539           57,555
 Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap
   Opportunities Sub-Account and before that Janus Mid Cap Sub-Account))
   01/01/2004 to 12/31/2004................................................   1.365218         1.561714           50,552
   01/01/2005 to 12/31/2005................................................   1.561714         1.631257           51,651
   01/01/2006 to 12/31/2006................................................   1.631257         1.782084           52,420
   01/01/2007 to 12/31/2007................................................   1.782084         1.886370           46,006
   01/01/2008 to 12/31/2008................................................   1.886370         0.823161           51,562
   01/01/2009 to 12/31/2009................................................   0.823161         1.076342           44,199
   01/01/2010 to 04/30/2010................................................   1.076342         1.162258                0
 MSCI EAFE(Reg. TM) Index Sub-Account
   01/01/2004 to 12/31/2004................................................   0.912150         1.065277           18,368
   01/01/2005 to 12/31/2005................................................   1.065277         1.178111           17,480
   01/01/2006 to 12/31/2006................................................   1.178111         1.447271           15,390
   01/01/2007 to 12/31/2007................................................   1.447271         1.566112            2,363
   01/01/2008 to 12/31/2008................................................   1.566112         0.886334            2,707
   01/01/2009 to 12/31/2009................................................   0.886334         1.113429            1,773
   01/01/2010 to 12/31/2010................................................   1.113429         1.176583              688
   01/01/2011 to 12/31/2011................................................   1.176583         1.006429              754
   01/01/2012 to 12/31/2012................................................   1.006429         1.163025                0
   01/01/2013 to 12/31/2013................................................   1.163025         1.383954                0
 Neuberger Berman Genesis Sub-account (previously BlackRock Strategic Value
   Sub-Account (Class B))
   05/01/2004 to 12/31/2004................................................   1.568512         1.756456                0
   01/01/2005 to 12/31/2005................................................   1.756456         1.787312                0
   01/01/2006 to 12/31/2006................................................   1.787312         2.038059                0
   01/01/2007 to 12/31/2007................................................   2.038059         1.921805                0
   01/01/2008 to 12/31/2008................................................   1.921805         1.156208                0
   01/01/2009 to 12/31/2009................................................   1.156208         1.277480                0
   01/01/2010 to 12/31/2010................................................   1.277480         1.517925                0
   01/01/2011 to 12/31/2011................................................   1.517925         1.568300                0
   01/01/2012 to 12/31/2012................................................   1.568300         1.685308                0
   01/01/2013 to 12/31/2013................................................   1.685308         2.280534                0
 Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap
   Sub-Account (Class B))
   01/01/2004 to 12/31/2004................................................   1.184042         1.326349           32,192
   01/01/2005 to 12/31/2005................................................   1.326349         1.403538           29,208
   01/01/2006 to 12/31/2006................................................   1.403538         1.576153           27,340
   01/01/2007 to 12/31/2007................................................   1.576153         1.501393           26,162
   01/01/2008 to 12/31/2008................................................   1.501393         0.907023           24,463
   01/01/2009 to 12/31/2009................................................   0.907023         1.214682           21,968
   01/01/2010 to 12/31/2010................................................   1.214682         1.461358           19,855
   01/01/2011 to 12/31/2011................................................   1.461358         1.355542                0
   01/01/2012 to 12/31/2012................................................   1.355542         1.397378                0
   01/01/2013 to 04/26/2013................................................   1.397378         1.511775                0

                                                                                AUV AT
                                                                             BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                            -------------- ------------------ --------------
 Neuberger Berman Genesis Sub-account (previously BlackRock Strategic Value
   Sub-Account (Class E))
   01/01/2004 to 12/31/2004................................................     1.561443         1.760800         221,962
   01/01/2005 to 12/31/2005................................................     1.760800         1.792534         207,707
   01/01/2006 to 12/31/2006................................................     1.792534         2.047510         199,393
   01/01/2007 to 12/31/2007................................................     2.047510         1.933010         168,103
   01/01/2008 to 12/31/2008................................................     1.933010         1.163980         146,711
   01/01/2009 to 12/31/2009................................................     1.163980         1.287058         111,238
   01/01/2010 to 12/31/2010................................................     1.287058         1.530699         108,449
   01/01/2011 to 12/31/2011................................................     1.530699         1.582274          19,561
   01/01/2012 to 12/31/2012................................................     1.582274         1.702625          19,624
   01/01/2013 to 12/31/2013................................................     1.702625         2.307037          18,984
 Oppenheimer Global Equity Sub-Account (Class B)
   05/01/2004 to 12/31/2004................................................    12.128359        13.925649               0
   01/01/2005 to 12/31/2005................................................    13.925649        15.816231             483
   01/01/2006 to 12/31/2006................................................    15.816231        18.021021             459
   01/01/2007 to 12/31/2007................................................    18.021021        18.749381             458
   01/01/2008 to 12/31/2008................................................    18.749381        10.912478             326
   01/01/2009 to 12/31/2009................................................    10.912478        14.938759             192
   01/01/2010 to 12/31/2010................................................    14.938759        16.958421             190
   01/01/2011 to 12/31/2011................................................    16.958421        15.210751               0
   01/01/2012 to 12/31/2012................................................    15.210751        18.046786               0
   01/01/2013 to 12/31/2013................................................    18.046786        22.463321               0
 Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton
   Growth Sub-Account (Class B))
   04/28/2008 to 12/31/2008................................................     9.997699         6.537640               0
   01/01/2009 to 12/31/2009................................................     6.537640         8.490101               0
   01/01/2010 to 12/31/2010................................................     8.490101         8.950489               0
   01/01/2011 to 12/31/2011................................................     8.950489         8.160302               0
   01/01/2012 to 12/31/2012................................................     8.160302         9.764817               0
   01/01/2013 to 04/26/2013................................................     9.764817        10.357941               0
 PIMCO Inflation Protection Bond Sub-Account
   05/01/2006 to 12/31/2006................................................    10.766751        10.821637             153
   01/01/2007 to 12/31/2007................................................    10.821637        11.739693             936
   01/01/2008 to 12/31/2008................................................    11.739693        10.703125           2,255
   01/01/2009 to 12/31/2009................................................    10.703125        12.372425             936
   01/01/2010 to 12/31/2010................................................    12.372425        13.055645             936
   01/01/2011 to 12/31/2011................................................    13.055645        14.209474             936
   01/01/2012 to 12/31/2012................................................    14.209474        15.183152             936
   01/01/2013 to 12/31/2013................................................    15.183152        13.488580               0
 PIMCO Total Return Sub-Account
   01/01/2004 to 12/31/2004................................................     1.144757         1.176735         306,649
   01/01/2005 to 12/31/2005................................................     1.176735         1.178247         277,240
   01/01/2006 to 12/31/2006................................................     1.178247         1.205954         263,155
   01/01/2007 to 12/31/2007................................................     1.205954         1.270082         225,060
   01/01/2008 to 12/31/2008................................................     1.270082         1.248717         133,568
   01/01/2009 to 12/31/2009................................................     1.248717         1.443227         124,556
   01/01/2010 to 12/31/2010................................................     1.443227         1.528711         106,647
   01/01/2011 to 12/31/2011................................................     1.528711         1.544478          32,175
   01/01/2012 to 12/31/2012................................................     1.544478         1.652416          31,009
   01/01/2013 to 12/31/2013................................................     1.652416         1.587083          32,657
 Pyramis(Reg. TM) Government Income Sub-Account
   04/30/2012 to 12/31/2012................................................    10.696835        10.811321               0
   01/01/2013 to 12/31/2013................................................    10.811321        10.108168               0

                                                          AUV AT
                                                       BEGINNING OF        AUV AT         ACCUM UNITS
                                                          PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                      -------------- ------------------ --------------
 Pyramis(Reg. TM) Managed Risk Sub-Account (Class B)
   04/29/2013 to 12/31/2013..........................    10.214143        10.700558              0
 Russell 2000(Reg. TM) Index Sub-Account
   01/01/2004 to 12/31/2004..........................     1.285156         1.477374         75,252
   01/01/2005 to 12/31/2005..........................     1.477374         1.508979         59,786
   01/01/2006 to 12/31/2006..........................     1.508979         1.737491         57,428
   01/01/2007 to 12/31/2007..........................     1.737491         1.672185         27,875
   01/01/2008 to 12/31/2008..........................     1.672185         1.085996         24,937
   01/01/2009 to 12/31/2009..........................     1.085996         1.336307         22,968
   01/01/2010 to 12/31/2010..........................     1.336307         1.656353         20,000
   01/01/2011 to 12/31/2011..........................     1.656353         1.552459              0
   01/01/2012 to 12/31/2012..........................     1.552459         1.764032              0
   01/01/2013 to 12/31/2013..........................     1.764032         2.386949              0
 Schroders Global Multi-Asset Sub-Account
   04/30/2012 to 12/31/2012..........................     1.010629         1.063021              0
   01/01/2013 to 12/31/2013..........................     1.063021         1.146180              0
 SSgA Growth and Income ETF Sub-Account
   05/01/2006 to 12/31/2006..........................    10.470621        11.064010              0
   01/01/2007 to 12/31/2007..........................    11.064010        11.417720              0
   01/01/2008 to 12/31/2008..........................    11.417720         8.378044              0
   01/01/2009 to 12/31/2009..........................     8.378044        10.245674              0
   01/01/2010 to 12/31/2010..........................    10.245674        11.260787              0
   01/01/2011 to 12/31/2011..........................    11.260787        11.144271              0
   01/01/2012 to 12/31/2012..........................    11.144271        12.313150              0
   01/01/2013 to 12/31/2013..........................    12.313150        13.616481              0
 SSgA Growth ETF Sub-Account
   05/01/2006 to 12/31/2006..........................    10.660721        11.316605              0
   01/01/2007 to 12/31/2007..........................    11.316605        11.702758              0
   01/01/2008 to 12/31/2008..........................    11.702758         7.680966              0
   01/01/2009 to 12/31/2009..........................     7.680966         9.709994              0
   01/01/2010 to 12/31/2010..........................     9.709994        10.854137              0
   01/01/2011 to 12/31/2011..........................    10.854137        10.402723              0
   01/01/2012 to 12/31/2012..........................    10.402723        11.716593              0
   01/01/2013 to 12/31/2013..........................    11.716593        13.546625              0
 T. Rowe Price Large Cap Growth Sub-Account (Class B)
   05/01/2004 to 12/31/2004..........................     1.074621         1.159087              0
   01/01/2005 to 12/31/2005..........................     1.159087         1.206890          6,173
   01/01/2006 to 12/31/2006..........................     1.206890         1.334129         14,786
   01/01/2007 to 12/31/2007..........................     1.334129         1.425799         36,538
   01/01/2008 to 12/31/2008..........................     1.425799         0.809677         34,205
   01/01/2009 to 12/31/2009..........................     0.809677         1.134074         46,596
   01/01/2010 to 12/31/2010..........................     1.134074         1.296464         44,931
   01/01/2011 to 12/31/2011..........................     1.296464         1.252625         32,451
   01/01/2012 to 12/31/2012..........................     1.252625         1.455504         29,807
   01/01/2013 to 12/31/2013..........................     1.455504         1.977825         19,205

                                                                          AUV AT
                                                                       BEGINNING OF        AUV AT         ACCUM UNITS
                                                                          PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                      -------------- ------------------ --------------
 T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM
   Technology Sub-Account (Class B))
   01/01/2004 to 12/31/2004..........................................   0.450826         0.422395          185,160
   01/01/2005 to 12/31/2005..........................................   0.422395         0.459209          155,235
   01/01/2006 to 12/31/2006..........................................   0.459209         0.473732          150,427
   01/01/2007 to 12/31/2007..........................................   0.473732         0.610061           87,536
   01/01/2008 to 12/31/2008..........................................   0.610061         0.331805           88,391
   01/01/2009 to 12/31/2009..........................................   0.331805         0.516529           97,042
   01/01/2010 to 12/31/2010..........................................   0.516529         0.645863           85,117
   01/01/2011 to 12/31/2011..........................................   0.645863         0.569883           51,013
   01/01/2012 to 12/31/2012..........................................   0.569883         0.625597           47,898
   01/01/2013 to 04/26/2013..........................................   0.625597         0.652746                0
 T. Rowe Price Mid Cap Growth Sub-Account
   01/01/2004 to 12/31/2004..........................................   0.600223         0.692472           61,254
   01/01/2005 to 12/31/2005..........................................   0.692472         0.777312           56,838
   01/01/2006 to 12/31/2006..........................................   0.777312         0.808121           82,933
   01/01/2007 to 12/31/2007..........................................   0.808121         0.930798           75,438
   01/01/2008 to 12/31/2008..........................................   0.930798         0.549112           76,879
   01/01/2009 to 12/31/2009..........................................   0.549112         0.782207           65,809
   01/01/2010 to 12/31/2010..........................................   0.782207         0.978008           63,697
   01/01/2011 to 12/31/2011..........................................   0.978008         0.941943                0
   01/01/2012 to 12/31/2012..........................................   0.941943         1.048462                0
   01/01/2013 to 12/31/2013..........................................   1.048462         1.402233                0
 T. Rowe Price Small Cap Growth Sub-Account
   05/01/2004 to 12/31/2004..........................................   1.177492         1.249527                0
   01/01/2005 to 12/31/2005..........................................   1.249527         1.354754                0
   01/01/2006 to 12/31/2006..........................................   1.354754         1.374807                0
   01/01/2007 to 12/31/2007..........................................   1.374807         1.474404              683
   01/01/2008 to 12/31/2008..........................................   1.474404         0.919343              994
   01/01/2009 to 12/31/2009..........................................   0.919343         1.248045                0
   01/01/2010 to 12/31/2010..........................................   1.248045         1.645757                0
   01/01/2011 to 12/31/2011..........................................   1.645757         1.634946                0
   01/01/2012 to 12/31/2012..........................................   1.634946         1.855469                0
   01/01/2013 to 12/31/2013..........................................   1.855469         2.619500                0
 Western Asset Management Strategic Bond Opportunities Sub-Account
   (Class B)
   05/01/2004 to 12/31/2004..........................................   1.745590         1.841991                0
   01/01/2005 to 12/31/2005..........................................   1.841991         1.850026                0
   01/01/2006 to 12/31/2006..........................................   1.850026         1.899102            1,751
   01/01/2007 to 12/31/2007..........................................   1.899102         1.928299           10,697
   01/01/2008 to 12/31/2008..........................................   1.928299         1.600684           10,697
   01/01/2009 to 12/31/2009..........................................   1.600684         2.067340           10,697
   01/01/2010 to 12/31/2010..........................................   2.067340         2.276536           10,697
   01/01/2011 to 12/31/2011..........................................   2.276536         2.359437           10,697
   01/01/2012 to 12/31/2012..........................................   2.359437         2.571054           10,697
   01/01/2013 to 12/31/2013..........................................   2.571054         2.538441                0

                                                                       AUV AT
                                                                    BEGINNING OF        AUV AT         ACCUM UNITS
                                                                       PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                   -------------- ------------------ --------------
 Western Asset Management Strategic Bond Opportunities Sub-Account
   (Class E)
   01/01/2004 to 12/31/2004.......................................     1.782478         1.858384         128,005
   01/01/2005 to 12/31/2005.......................................     1.858384         1.868499         116,075
   01/01/2006 to 12/31/2006.......................................     1.868499         1.918608         117,192
   01/01/2007 to 12/31/2007.......................................     1.918608         1.951573          93,802
   01/01/2008 to 12/31/2008.......................................     1.951573         1.622088          51,189
   01/01/2009 to 12/31/2009.......................................     1.622088         2.096308          48,127
   01/01/2010 to 12/31/2010.......................................     2.096308         2.311888          36,460
   01/01/2011 to 12/31/2011.......................................     2.311888         2.398123          13,484
   01/01/2012 to 12/31/2012.......................................     2.398123         2.613304          12,699
   01/01/2013 to 12/31/2013.......................................     2.613304         2.582923          12,216
 Western Asset Management U.S. Government Sub-Account (Class B)
   05/01/2004 to 12/31/2004.......................................     1.442808         1.470367               0
   01/01/2005 to 12/31/2005.......................................     1.470367         1.459921               0
   01/01/2006 to 12/31/2006.......................................     1.459921         1.485632               0
   01/01/2007 to 12/31/2007.......................................     1.485632         1.513266               0
   01/01/2008 to 12/31/2008.......................................     1.513266         1.473849               0
   01/01/2009 to 12/31/2009.......................................     1.473849         1.502111               0
   01/01/2010 to 12/31/2010.......................................     1.502111         1.551688               0
   01/01/2011 to 12/31/2011.......................................     1.551688         1.599542               0
   01/01/2012 to 12/31/2012.......................................     1.599542         1.613859               0
   01/01/2013 to 12/31/2013.......................................     1.613859         1.566014               0
 Western Asset Management U.S. Government Sub-Account (Class E)
   01/01/2004 to 12/31/2004.......................................     1.472599         1.482364         228,587
   01/01/2005 to 12/31/2005.......................................     1.482364         1.474571         202,084
   01/01/2006 to 12/31/2006.......................................     1.474571         1.501410         100,301
   01/01/2007 to 12/31/2007.......................................     1.501410         1.530793          85,598
   01/01/2008 to 12/31/2008.......................................     1.530793         1.492480          42,327
   01/01/2009 to 12/31/2009.......................................     1.492480         1.522640          36,019
   01/01/2010 to 12/31/2010.......................................     1.522640         1.575555          35,135
   01/01/2011 to 12/31/2011.......................................     1.575555         1.624396          15,982
   01/01/2012 to 12/31/2012.......................................     1.624396         1.640521          15,066
   01/01/2013 to 12/31/2013.......................................     1.640521         1.594388          17,610
 American Funds Bond Sub-Account
   05/01/2006 to 12/31/2006.......................................    13.609692        14.196090             235
   01/01/2007 to 12/31/2007.......................................    14.196090        14.326112           1,426
   01/01/2008 to 12/31/2008.......................................    14.326112        12.684368           1,426
   01/01/2009 to 12/31/2009.......................................    12.684368        13.951652           1,426
   01/01/2010 to 12/31/2010.......................................    13.951652        14.505902           1,426
   01/01/2011 to 12/31/2011.......................................    14.505902        15.034773           1,426
   01/01/2012 to 12/31/2012.......................................    15.034773        15.472811           1,426
   01/01/2013 to 12/31/2013.......................................    15.472811        14.787212               0
 American Funds Global Small Capitalization Sub-Account
   01/01/2004 to 12/31/2004.......................................     1.551499         1.831811          25,152
   01/01/2005 to 12/31/2005.......................................     1.831811         2.243049          18,902
   01/01/2006 to 12/31/2006.......................................     2.243049         2.718140          19,486
   01/01/2007 to 12/31/2007.......................................     2.718140         3.223532          15,094
   01/01/2008 to 12/31/2008.......................................     3.223532         1.463267          12,567
   01/01/2009 to 12/31/2009.......................................     1.463267         2.305407           9,462
   01/01/2010 to 12/31/2010.......................................     2.305407         2.756661          14,298
   01/01/2011 to 12/31/2011.......................................     2.756661         2.177205           2,474
   01/01/2012 to 12/31/2012.......................................     2.177205         2.512923           1,230
   01/01/2013 to 12/31/2013.......................................     2.512923         3.148719           1,243

                                              AUV AT
                                           BEGINNING OF        AUV AT         ACCUM UNITS
                                              PERIOD      ENDING OF PERIOD   END OF PERIOD
                                          -------------- ------------------ --------------
 American Funds Growth Sub-Account
   01/01/2004 to 12/31/2004..............     9.551495        10.494940         17,883
   01/01/2005 to 12/31/2005..............    10.494940        11.911896         13,514
   01/01/2006 to 12/31/2006..............    11.911896        12.824880         13,696
   01/01/2007 to 12/31/2007..............    12.824880        14.072101         11,999
   01/01/2008 to 12/31/2008..............    14.072101         7.700423          7,698
   01/01/2009 to 12/31/2009..............     7.700423        10.485988          8,048
   01/01/2010 to 12/31/2010..............    10.485988        12.156048          4,075
   01/01/2011 to 12/31/2011..............    12.156048        11.366405            529
   01/01/2012 to 12/31/2012..............    11.366405        13.087229            249
   01/01/2013 to 12/31/2013..............    13.087229        16.631476            258
 American Funds Growth-Income Sub-Account
   01/01/2004 to 12/31/2004..............     7.433311         8.013440         96,447
   01/01/2005 to 12/31/2005..............     8.013440         8.284385         78,303
   01/01/2006 to 12/31/2006..............     8.284385         9.322824         53,949
   01/01/2007 to 12/31/2007..............     9.322824         9.564284         45,418
   01/01/2008 to 12/31/2008..............     9.564284         5.805636         37,179
   01/01/2009 to 12/31/2009..............     5.805636         7.442416         30,960
   01/01/2010 to 12/31/2010..............     7.442416         8.100356         25,149
   01/01/2011 to 12/31/2011..............     8.100356         7.767787          6,105
   01/01/2012 to 12/31/2012..............     7.767787         8.912778          3,106
   01/01/2013 to 12/31/2013..............     8.912778        11.622353          3,106





                                                                       AUV AT
                                                                    BEGINNING OF        AUV AT         ACCUM UNITS
                                                                       PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                   -------------- ------------------ --------------
American Forerunner - 2.05
 AllianceBernstein Global Dynamic Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012.......................................    10.152523        10.453468              0
   01/01/2013 to 12/31/2013.......................................    10.453468        11.382887              0
 American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................    10.007753         6.980314              0
   01/01/2009 to 12/31/2009.......................................     6.980314         8.844211          9,029
   01/01/2010 to 12/31/2010.......................................     8.844211         9.718562          8,403
   01/01/2011 to 12/31/2011.......................................     9.718562         9.319201          8,689
   01/01/2012 to 12/31/2012.......................................     9.319201        10.364233              0
   01/01/2013 to 12/31/2013.......................................    10.364233        12.035729            915
 American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................     9.997754         6.331349          9,779
   01/01/2009 to 12/31/2009.......................................     6.331349         8.314334              0
   01/01/2010 to 12/31/2010.......................................     8.314334         9.244030              0
   01/01/2011 to 12/31/2011.......................................     9.244030         8.628175              0
   01/01/2012 to 12/31/2012.......................................     8.628175         9.817988              0
   01/01/2013 to 12/31/2013.......................................     9.817988        12.033942              0
 American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................    10.017752         7.651043              0
   01/01/2009 to 12/31/2009.......................................     7.651043         9.249565              0
   01/01/2010 to 12/31/2010.......................................     9.249565         9.959711              0
   01/01/2011 to 12/31/2011.......................................     9.959711         9.776712            322
   01/01/2012 to 12/31/2012.......................................     9.776712        10.615421              0
   01/01/2013 to 12/31/2013.......................................    10.615421        11.806193              0
 AQR Global Risk Balanced Sub-Account (Class B)
   04/30/2012 to 12/31/2012.......................................    11.078638        11.433469              0
   01/01/2013 to 12/31/2013.......................................    11.433469        10.821573              0

                                                                              AUV AT
                                                                           BEGINNING OF        AUV AT         ACCUM UNITS
                                                                              PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                          -------------- ------------------ --------------
 Baillie Gifford International Stock Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................   1.086075         1.235332              260
   01/01/2005 to 12/31/2005..............................................   1.235332         1.423196           14,387
   01/01/2006 to 12/31/2006..............................................   1.423196         1.620669           13,880
   01/01/2007 to 12/31/2007..............................................   1.620669         1.747469           12,906
   01/01/2008 to 12/31/2008..............................................   1.747469         0.954519           17,115
   01/01/2009 to 12/31/2009..............................................   0.954519         1.139815            3,226
   01/01/2010 to 12/31/2010..............................................   1.139815         1.193319                0
   01/01/2011 to 12/31/2011..............................................   1.193319         0.933762                0
   01/01/2012 to 12/31/2012..............................................   0.933762         1.091881              770
   01/01/2013 to 12/31/2013..............................................   1.091881         1.231663                0
 Baillie Gifford International Stock Sub-Account (Class E)
   01/01/2004 to 12/31/2004..............................................   1.081383         1.250235           22,105
   01/01/2005 to 12/31/2005..............................................   1.250235         1.442986           15,396
   01/01/2006 to 12/31/2006..............................................   1.442986         1.643667           13,562
   01/01/2007 to 12/31/2007..............................................   1.643667         1.774450           31,114
   01/01/2008 to 12/31/2008..............................................   1.774450         0.969958           13,778
   01/01/2009 to 12/31/2009..............................................   0.969958         1.158981           15,430
   01/01/2010 to 12/31/2010..............................................   1.158981         1.215389           10,664
   01/01/2011 to 12/31/2011..............................................   1.215389         0.952847           10,964
   01/01/2012 to 12/31/2012..............................................   0.952847         1.114452            8,650
   01/01/2013 to 12/31/2013..............................................   1.114452         1.258859                0
 Barclays Aggregate Bond Index Sub-Account (Class B) (previously Barclays
   Capital Aggregate Bond Index Sub-Account (Class B))
   01/01/2004 to 12/31/2004..............................................   1.206603         1.227494           75,224
   01/01/2005 to 12/31/2005..............................................   1.227494         1.224937           77,109
   01/01/2006 to 12/31/2006..............................................   1.224937         1.245910           76,359
   01/01/2007 to 12/31/2007..............................................   1.245910         1.301794           76,370
   01/01/2008 to 12/31/2008..............................................   1.301794         1.347122           45,552
   01/01/2009 to 12/31/2009..............................................   1.347122         1.385512           41,696
   01/01/2010 to 12/31/2010..............................................   1.385512         1.434682           31,047
   01/01/2011 to 12/31/2011..............................................   1.434682         1.508023           86,350
   01/01/2012 to 12/31/2012..............................................   1.508023         1.530813           31,775
   01/01/2013 to 12/31/2013..............................................   1.530813         1.461781            3,549
 BlackRock Bond Income Sub-Account (Class B)
   01/01/2004 to 12/31/2004..............................................   3.825580         3.904112           53,252
   01/01/2005 to 12/31/2005..............................................   3.904112         3.907521           42,909
   01/01/2006 to 12/31/2006..............................................   3.907521         3.986831           39,110
   01/01/2007 to 12/31/2007..............................................   3.986831         4.140711           35,431
   01/01/2008 to 12/31/2008..............................................   4.140711         3.907795           26,525
   01/01/2009 to 12/31/2009..............................................   3.907795         4.180102           13,726
   01/01/2010 to 12/31/2010..............................................   4.180102         4.425750           12,901
   01/01/2011 to 12/31/2011..............................................   4.425750         4.609552            9,398
   01/01/2012 to 12/31/2012..............................................   4.609552         4.844345            2,015
   01/01/2013 to 12/31/2013..............................................   4.844345         4.698217                0

                                                                                AUV AT
                                                                             BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                            -------------- ------------------ --------------
 BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock
   Legacy Large Cap Growth Sub-Account (Class B))
   05/01/2004 to 12/31/2004................................................     2.180383         2.378867              0
   01/01/2005 to 12/31/2005................................................     2.378867         2.488139          9,965
   01/01/2006 to 12/31/2006................................................     2.488139         2.532500         12,947
   01/01/2007 to 12/31/2007................................................     2.532500         2.938120         18,007
   01/01/2008 to 12/31/2008................................................     2.938120         1.822176         16,989
   01/01/2009 to 12/31/2009................................................     1.822176         2.436896         16,739
   01/01/2010 to 12/31/2010................................................     2.436896         2.852305         13,337
   01/01/2011 to 12/31/2011................................................     2.852305         2.538687         12,965
   01/01/2012 to 12/31/2012................................................     2.538687         2.836895         13,340
   01/01/2013 to 12/31/2013................................................     2.836895         3.721630          8,350
 BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock
   Legacy Large Cap Growth Sub-Account (Class B) and before that FI Large
   Cap Sub-Account)
   05/01/2006 to 12/31/2006................................................    16.049592        16.166506            508
   01/01/2007 to 12/31/2007................................................    16.166506        16.426223            507
   01/01/2008 to 12/31/2008................................................    16.426223         8.858334            712
   01/01/2009 to 05/01/2009................................................     8.858334         9.224496              0
 BlackRock Capital Appreciation Sub-Account (Class E) (previously BlackRock
   Legacy Large Cap Growth Sub-Account (Class E))
   01/01/2004 to 12/31/2004................................................     2.252638         2.396750         20,770
   01/01/2005 to 12/31/2005................................................     2.396750         2.509143         16,071
   01/01/2006 to 12/31/2006................................................     2.509143         2.556640         15,366
   01/01/2007 to 12/31/2007................................................     2.556640         2.968904         13,141
   01/01/2008 to 12/31/2008................................................     2.968904         1.843094         11,701
   01/01/2009 to 12/31/2009................................................     1.843094         2.467018         12,810
   01/01/2010 to 12/31/2010................................................     2.467018         2.891286          9,308
   01/01/2011 to 12/31/2011................................................     2.891286         2.575981          1,823
   01/01/2012 to 12/31/2012................................................     2.575981         2.881150          1,826
   01/01/2013 to 12/31/2013................................................     2.881150         3.783703              0
 BlackRock Diversified Sub-Account (Class B)
   05/01/2004 to 12/31/2004................................................    31.465649        33.803423             87
   01/01/2005 to 12/31/2005................................................    33.803423        34.053051             90
   01/01/2006 to 12/31/2006................................................    34.053051        36.782369             93
   01/01/2007 to 12/31/2007................................................    36.782369        38.055879             92
   01/01/2008 to 12/31/2008................................................    38.055879        27.973888             84
   01/01/2009 to 12/31/2009................................................    27.973888        32.065656             92
   01/01/2010 to 12/31/2010................................................    32.065656        34.341460             96
   01/01/2011 to 12/31/2011................................................    34.341460        34.853689             91
   01/01/2012 to 12/31/2012................................................    34.853689        38.276970             93
   01/01/2013 to 12/31/2013................................................    38.276970        45.104308              0
 BlackRock Global Tactical Strategies Sub-Account (Class B)
   04/30/2012 to 12/31/2012................................................     9.909069        10.185425              0
   01/01/2013 to 12/31/2013................................................    10.185425        11.007432              0
 BlackRock Large Cap Core Sub-Account
   04/30/2007 to 12/31/2007................................................     6.688046         6.716085            772
   01/01/2008 to 12/31/2008................................................     6.716085         4.124698            804
   01/01/2009 to 12/31/2009................................................     4.124698         4.816735            817
   01/01/2010 to 12/31/2010................................................     4.816735         5.306798            821
   01/01/2011 to 12/31/2011................................................     5.306798         5.212597            817
   01/01/2012 to 12/31/2012................................................     5.212597         5.791201            817
   01/01/2013 to 12/31/2013................................................     5.791201         7.618837              0

                                                                          AUV AT
                                                                       BEGINNING OF        AUV AT         ACCUM UNITS
                                                                          PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                      -------------- ------------------ --------------
 BlackRock Large Cap Sub-Account (previously BlackRock Large Cap Sub-
   Account)
   01/01/2004 to 12/31/2004..........................................     5.268858         5.708704           1,217
   01/01/2005 to 12/31/2005..........................................     5.708704         5.778706           8,501
   01/01/2006 to 12/31/2006..........................................     5.778706         6.445011             780
   01/01/2007 to 04/27/2007..........................................     6.445011         6.744777               0
 BlackRock Large Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004..........................................     1.055264         1.159145               0
   01/01/2005 to 12/31/2005..........................................     1.159145         1.198804               0
   01/01/2006 to 12/31/2006..........................................     1.198804         1.399224               0
   01/01/2007 to 12/31/2007..........................................     1.399224         1.413570           2,560
   01/01/2008 to 12/31/2008..........................................     1.413570         0.898593          12,553
   01/01/2009 to 12/31/2009..........................................     0.898593         0.977673          10,317
   01/01/2010 to 12/31/2010..........................................     0.977673         1.043337          10,742
   01/01/2011 to 12/31/2011..........................................     1.043337         1.043162           8,248
   01/01/2012 to 12/31/2012..........................................     1.043162         1.164642           8,234
   01/01/2013 to 12/31/2013..........................................     1.164642         1.503240           7,730
 BlackRock Large Cap Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004..........................................     1.046673         1.161977           8,269
   01/01/2005 to 12/31/2005..........................................     1.161977         1.203252           8,431
   01/01/2006 to 12/31/2006..........................................     1.203252         1.405303          52,936
   01/01/2007 to 12/31/2007..........................................     1.405303         1.421677          24,010
   01/01/2008 to 12/31/2008..........................................     1.421677         0.904731          13,227
   01/01/2009 to 12/31/2009..........................................     0.904731         0.985438          16,125
   01/01/2010 to 12/31/2010..........................................     0.985438         1.052370           4,891
   01/01/2011 to 12/31/2011..........................................     1.052370         1.052993           4,557
   01/01/2012 to 12/31/2012..........................................     1.052993         1.177356           2,262
   01/01/2013 to 12/31/2013..........................................     1.177356         1.521272               0
 BlackRock Money Market Sub-Account (Class B)
   01/01/2004 to 12/31/2004..........................................     1.930802         1.905402          11,158
   01/01/2005 to 12/31/2005..........................................     1.905402         1.916065          54,936
   01/01/2006 to 12/31/2006..........................................     1.916065         1.962730         108,946
   01/01/2007 to 12/31/2007..........................................     1.962730         2.015259           5,223
   01/01/2008 to 12/31/2008..........................................     2.015259         2.025571          65,239
   01/01/2009 to 12/31/2009..........................................     2.025571         1.989494          20,665
   01/01/2010 to 12/31/2010..........................................     1.989494         1.949122          19,645
   01/01/2011 to 12/31/2011..........................................     1.949122         1.909677           7,078
   01/01/2012 to 12/31/2012..........................................     1.909677         1.870715          15,691
   01/01/2013 to 12/31/2013..........................................     1.870715         1.832754               0
 Clarion Global Real Estate Sub-Account
   05/01/2004 to 12/31/2004..........................................     9.998315        12.777839             701
   01/01/2005 to 12/31/2005..........................................    12.777839        14.182623           8,203
   01/01/2006 to 12/31/2006..........................................    14.182623        19.117954          10,170
   01/01/2007 to 12/31/2007..........................................    19.117954        15.917430           4,945
   01/01/2008 to 12/31/2008..........................................    15.917430         9.094890           4,552
   01/01/2009 to 12/31/2009..........................................     9.094890        12.005300           2,224
   01/01/2010 to 12/31/2010..........................................    12.005300        13.656337           2,685
   01/01/2011 to 12/31/2011..........................................    13.656337        12.632295           2,545
   01/01/2012 to 12/31/2012..........................................    12.632295        15.590890           1,928
   01/01/2013 to 12/31/2013..........................................    15.590890        15.816081           1,548

                                                                                AUV AT
                                                                             BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                            -------------- ------------------ --------------
 ClearBridge Aggressive Growth Portfolio II Sub-Account (Class B) (formerly
   Janus Forty Sub-Account (Class B))
   04/30/2007 to 12/31/2007................................................   123.860928       151.284020             489
   01/01/2008 to 12/31/2008................................................   151.284020        85.961854             575
   01/01/2009 to 12/31/2009................................................    85.961854       120.309015             205
   01/01/2010 to 12/31/2010................................................   120.309015       128.945415             137
   01/01/2011 to 12/31/2011................................................   128.945415       116.801881             375
   01/01/2012 to 12/31/2012................................................   116.801881       140.182768             107
   01/01/2013 to 12/31/2013................................................   140.182768       176.873069              40
 ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class B) and before that Legg
   Mason Partners Aggressive Growth Sub-Account)
   01/01/2004 to 12/31/2004................................................     0.665295         0.706773          12,142
   01/01/2005 to 12/31/2005................................................     0.706773         0.786484          12,056
   01/01/2006 to 12/31/2006................................................     0.786484         0.757170         120,583
   01/01/2007 to 12/31/2007................................................     0.757170         0.758537         108,705
   01/01/2008 to 12/31/2008................................................     0.758537         0.452895               0
   01/01/2009 to 12/31/2009................................................     0.452895         0.589957           7,484
   01/01/2010 to 12/31/2010................................................     0.589957         0.715482          14,368
   01/01/2011 to 12/31/2011................................................     0.715482         0.723757          14,364
   01/01/2012 to 12/31/2012................................................     0.723757         0.840216          14,359
   01/01/2013 to 12/31/2013................................................     0.840216         1.198558          25,070
 ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class B) and before that Legg
   Mason Value Equity Sub-Account (Class B))
   05/01/2006 to 12/31/2006................................................     8.937807         9.540862               0
   01/01/2007 to 12/31/2007................................................     9.540862         8.794130               0
   01/01/2008 to 12/31/2008................................................     8.794130         3.909748             979
   01/01/2009 to 12/31/2009................................................     3.909748         5.284810             937
   01/01/2010 to 12/31/2010................................................     5.284810         5.557401           1,006
   01/01/2011 to 04/29/2011................................................     5.557401         5.896731               0
 ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class E))
   05/02/2011 to 12/31/2011................................................     0.596007         0.538312               0
   01/01/2012 to 12/31/2012................................................     0.538312         0.625243               0
   01/01/2013 to 12/31/2013................................................     0.625243         0.893419               0
 ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class E) and before that Legg
   Mason Value Equity Sub-Account (Class E))
   05/01/2006 to 12/31/2006................................................     0.901154         0.962323               0
   01/01/2007 to 12/31/2007................................................     0.962323         0.887901               0
   01/01/2008 to 12/31/2008................................................     0.887901         0.395087         161,005
   01/01/2009 to 12/31/2009................................................     0.395087         0.534008               0
   01/01/2010 to 12/31/2010................................................     0.534008         0.561759               0
   01/01/2011 to 04/29/2011................................................     0.561759         0.596108               0

                                                                                 AUV AT
                                                                              BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                 PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                             -------------- ------------------ --------------
 Davis Venture Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004.................................................     2.685861         2.878266           1,729
   01/01/2005 to 12/31/2005.................................................     2.878266         3.101915          12,537
   01/01/2006 to 12/31/2006.................................................     3.101915         3.474368          15,601
   01/01/2007 to 12/31/2007.................................................     3.474368         3.551321           7,579
   01/01/2008 to 12/31/2008.................................................     3.551321         2.104082           7,478
   01/01/2009 to 12/31/2009.................................................     2.104082         2.713834           7,378
   01/01/2010 to 12/31/2010.................................................     2.713834         2.970180           6,733
   01/01/2011 to 12/31/2011.................................................     2.970180         2.785797           6,788
   01/01/2012 to 12/31/2012.................................................     2.785797         3.073303           6,815
   01/01/2013 to 12/31/2013.................................................     3.073303         4.015383           5,453
 Davis Venture Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004.................................................     2.643505         2.904165          99,210
   01/01/2005 to 12/31/2005.................................................     2.904165         3.133819          94,780
   01/01/2006 to 12/31/2006.................................................     3.133819         3.512718          81,447
   01/01/2007 to 12/31/2007.................................................     3.512718         3.593563          66,376
   01/01/2008 to 12/31/2008.................................................     3.593563         2.131294          63,757
   01/01/2009 to 12/31/2009.................................................     2.131294         2.752625          33,958
   01/01/2010 to 12/31/2010.................................................     2.752625         3.015478          32,430
   01/01/2011 to 12/31/2011.................................................     3.015478         2.830940           3,670
   01/01/2012 to 12/31/2012.................................................     2.830940         3.125446             832
   01/01/2013 to 12/31/2013.................................................     3.125446         4.088710               0
 Frontier Mid Cap Growth Sub-Account (Class B) (previously BlackRock
   Aggressive Growth Sub-Account (Class B))
   05/01/2004 to 12/31/2004.................................................    30.246923        33.390303               0
   01/01/2005 to 12/31/2005.................................................    33.390303        36.127659               0
   01/01/2006 to 12/31/2006.................................................    36.127659        37.685749               0
   01/01/2007 to 12/31/2007.................................................    37.685749        44.387759              46
   01/01/2008 to 12/31/2008.................................................    44.387759        23.550536              43
   01/01/2009 to 12/31/2009.................................................    23.550536        34.392469             308
   01/01/2010 to 12/31/2010.................................................    34.392469        38.747323              45
   01/01/2011 to 12/31/2011.................................................    38.747323        36.730835              44
   01/01/2012 to 12/31/2012.................................................    36.730835        39.829026              45
   01/01/2013 to 12/31/2013.................................................    39.829026        51.677326              46
 Harris Oakmark International Sub-Account (Class B)
   01/01/2004 to 12/31/2004.................................................     1.158543         1.367925          64,386
   01/01/2005 to 12/31/2005.................................................     1.367925         1.531055         131,907
   01/01/2006 to 12/31/2006.................................................     1.531055         1.932832         101,166
   01/01/2007 to 12/31/2007.................................................     1.932832         1.872216          61,185
   01/01/2008 to 12/31/2008.................................................     1.872216         1.084224          34,530
   01/01/2009 to 12/31/2009.................................................     1.084224         1.647106          42,253
   01/01/2010 to 12/31/2010.................................................     1.647106         1.878678          37,366
   01/01/2011 to 12/31/2011.................................................     1.878678         1.578220          55,051
   01/01/2012 to 12/31/2012.................................................     1.578220         1.998300          24,168
   01/01/2013 to 12/31/2013.................................................     1.998300         2.554686          21,640
 Invesco Balanced-Risk Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012.................................................     1.010605         1.043317               0
   01/01/2013 to 12/31/2013.................................................     1.043317         1.041170               0
 Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap
   Value Sub-Account (Class B))
   04/30/2012 to 12/31/2012.................................................     2.320031         2.374605           8,114
   01/01/2013 to 12/31/2013.................................................     2.374605         3.031467               0

                                                                                 AUV AT
                                                                              BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                 PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                             -------------- ------------------ --------------
 Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap
   Value Sub-Account (Class B) and before that Neuberger Berman Mid Cap
   Value Sub-Account)
   01/01/2004 to 12/31/2004.................................................   1.731207         2.080325            58,863
   01/01/2005 to 12/31/2005.................................................   2.080325         2.281355           118,021
   01/01/2006 to 12/31/2006.................................................   2.281355         2.485470            75,819
   01/01/2007 to 12/31/2007.................................................   2.485470         2.512446            37,943
   01/01/2008 to 12/31/2008.................................................   2.512446         1.292715            35,455
   01/01/2009 to 12/31/2009.................................................   1.292715         1.871125             7,707
   01/01/2010 to 12/31/2010.................................................   1.871125         2.310726            14,338
   01/01/2011 to 12/31/2011.................................................   2.310726         2.112827            12,015
   01/01/2012 to 04/27/2012.................................................   2.112827         2.331533                 0
 Invesco Small Cap Growth Sub-account
   01/01/2004 to 12/31/2004.................................................   1.143575         1.192371            39,133
   01/01/2005 to 12/31/2005.................................................   1.192371         1.264812            38,396
   01/01/2006 to 12/31/2006.................................................   1.264812         1.414967            23,002
   01/01/2007 to 12/31/2007.................................................   1.414967         1.539561            27,495
   01/01/2008 to 12/31/2008.................................................   1.539561         0.924091             4,559
   01/01/2009 to 12/31/2009.................................................   0.924091         1.211524             5,592
   01/01/2010 to 12/31/2010.................................................   1.211524         1.497741             5,554
   01/01/2011 to 12/31/2011.................................................   1.497741         1.451544             5,522
   01/01/2012 to 12/31/2012.................................................   1.451544         1.681176             6,907
   01/01/2013 to 12/31/2013.................................................   1.681176         2.308811             2,394
 Jennison Growth Sub-Account (Class B)
   05/01/2005 to 12/31/2005.................................................   0.393872         0.471088                 0
   01/01/2006 to 12/31/2006.................................................   0.471088         0.473203                 0
   01/01/2007 to 12/31/2007.................................................   0.473203         0.516343                 0
   01/01/2008 to 12/31/2008.................................................   0.516343         0.320963                 0
   01/01/2009 to 12/31/2009.................................................   0.320963         0.438858                 0
   01/01/2010 to 12/31/2010.................................................   0.438858         0.478602                 0
   01/01/2011 to 12/31/2011.................................................   0.478602         0.469950                 0
   01/01/2012 to 12/31/2012.................................................   0.469950         0.531986            24,401
   01/01/2013 to 12/31/2013.................................................   0.531986         0.712641            17,102
 Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital
   Appreciation Sub-Account)
   05/01/2005 to 12/31/2005.................................................   7.732662         8.360154                 0
   01/01/2006 to 12/31/2006.................................................   8.360154         8.814778                 0
   01/01/2007 to 12/31/2007.................................................   8.814778         9.868827               401
   01/01/2008 to 12/31/2008.................................................   9.868827         5.226372             1,408
   01/01/2009 to 12/31/2009.................................................   5.226372         7.358053             1,431
   01/01/2010 to 12/31/2010.................................................   7.358053         7.886216             1,420
   01/01/2011 to 12/31/2011.................................................   7.886216         7.619846             1,118
   01/01/2012 to 04/27/2012.................................................   7.619846         8.554182                 0
 Jennison Growth Sub-Account (Class B) (previously Met/Putnam Voyager Sub-
   Account (Class B))
   05/01/2004 to 12/31/2004.................................................   0.411689         0.427937                 0
   01/01/2005 to 04/30/2005.................................................   0.427937         0.389178                 0

                                                                                 AUV AT
                                                                              BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                 PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                             -------------- ------------------ --------------
 Jennison Growth Sub-Account (Class E)
   05/01/2005 to 12/31/2005.................................................     0.394146         0.472098              0
   01/01/2006 to 12/31/2006.................................................     0.472098         0.474564              0
   01/01/2007 to 12/31/2007.................................................     0.474564         0.518549              0
   01/01/2008 to 12/31/2008.................................................     0.518549         0.322196              0
   01/01/2009 to 12/31/2009.................................................     0.322196         0.441551              0
   01/01/2010 to 12/31/2010.................................................     0.441551         0.482092              0
   01/01/2011 to 12/31/2011.................................................     0.482092         0.473779              0
   01/01/2012 to 12/31/2012.................................................     0.473779         0.536424              0
   01/01/2013 to 12/31/2013.................................................     0.536424         0.719485              0
 Jennison Growth Sub-Account (Class E) (previously Met/Putnam Voyager Sub-
   Account (Class E))
   01/01/2004 to 12/31/2004.................................................     0.417354         0.427943              0
   01/01/2005 to 04/30/2005.................................................     0.427943         0.393050              0
 JPMorgan Global Active Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012.................................................     1.012660         1.045354              0
   01/01/2013 to 12/31/2013.................................................     1.045354         1.136665              0
 Loomis Sayles Global Markets Sub-Account (Class B)
   04/29/2013 to 12/31/2013.................................................    12.603573        13.791247              0
 Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin
   Income Sub-Account (Class B))
   04/28/2008 to 12/31/2008.................................................     9.997754         7.950715              0
   01/01/2009 to 12/31/2009.................................................     7.950715         9.957092          2,703
   01/01/2010 to 12/31/2010.................................................     9.957092        10.908234              0
   01/01/2011 to 12/31/2011.................................................    10.908234        10.915453          2,347
   01/01/2012 to 12/31/2012.................................................    10.915453        12.028704              0
   01/01/2013 to 04/26/2013.................................................    12.028704        12.530088              0
 Loomis Sayles Small Cap Core Sub-Account (Class B)
   05/01/2004 to 12/31/2004.................................................     2.194308         2.475719            424
   01/01/2005 to 12/31/2005.................................................     2.475719         2.587577         23,572
   01/01/2006 to 12/31/2006.................................................     2.587577         2.950849         14,094
   01/01/2007 to 12/31/2007.................................................     2.950849         3.226693          2,930
   01/01/2008 to 12/31/2008.................................................     3.226693         2.021217          5,691
   01/01/2009 to 12/31/2009.................................................     2.021217         2.572824          2,862
   01/01/2010 to 12/31/2010.................................................     2.572824         3.206516          2,198
   01/01/2011 to 12/31/2011.................................................     3.206516         3.152219          2,141
   01/01/2012 to 12/31/2012.................................................     3.152219         3.528534          2,145
   01/01/2013 to 12/31/2013.................................................     3.528534         4.863453          1,607
 Loomis Sayles Small Cap Core Sub-Account (Class E)
   01/01/2004 to 12/31/2004.................................................     2.190971         2.494244         15,138
   01/01/2005 to 12/31/2005.................................................     2.494244         2.609256         21,158
   01/01/2006 to 12/31/2006.................................................     2.609256         2.978427         20,003
   01/01/2007 to 12/31/2007.................................................     2.978427         3.259939         15,047
   01/01/2008 to 12/31/2008.................................................     3.259939         2.044098          3,606
   01/01/2009 to 12/31/2009.................................................     2.044098         2.604429          4,944
   01/01/2010 to 12/31/2010.................................................     2.604429         3.249234          2,711
   01/01/2011 to 12/31/2011.................................................     3.249234         3.197454            496
   01/01/2012 to 12/31/2012.................................................     3.197454         3.582662              0
   01/01/2013 to 12/31/2013.................................................     3.582662         4.943037              0

                                                        AUV AT
                                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                    -------------- ------------------ --------------
 Loomis Sayles Small Cap Growth Sub-Account
   01/01/2004 to 12/31/2004........................     0.874779         0.952514         83,676
   01/01/2005 to 12/31/2005........................     0.952514         0.974222         40,023
   01/01/2006 to 12/31/2006........................     0.974222         1.047280         26,231
   01/01/2007 to 12/31/2007........................     1.047280         1.070180         26,345
   01/01/2008 to 12/31/2008........................     1.070180         0.615297         25,208
   01/01/2009 to 12/31/2009........................     0.615297         0.781702         24,207
   01/01/2010 to 12/31/2010........................     0.781702         1.005929         25,158
   01/01/2011 to 12/31/2011........................     1.005929         1.012613         21,250
   01/01/2012 to 12/31/2012........................     1.012613         1.100025         21,070
   01/01/2013 to 12/31/2013........................     1.100025         1.599115         29,321
 Lord Abbett Bond Debenture Sub-Account
   01/01/2004 to 12/31/2004........................     1.516050         1.606501         41,785
   01/01/2005 to 12/31/2005........................     1.606501         1.597498         74,505
   01/01/2006 to 12/31/2006........................     1.597498         1.708349         82,813
   01/01/2007 to 12/31/2007........................     1.708349         1.783117         78,255
   01/01/2008 to 12/31/2008........................     1.783117         1.421860         73,040
   01/01/2009 to 12/31/2009........................     1.421860         1.905276         58,876
   01/01/2010 to 12/31/2010........................     1.905276         2.108652         37,042
   01/01/2011 to 12/31/2011........................     2.108652         2.158086         24,963
   01/01/2012 to 12/31/2012........................     2.158086         2.387789         33,184
   01/01/2013 to 12/31/2013........................     2.387789         2.525997         26,298
 Met/Artisan Mid Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004........................     2.819611         3.047524          1,640
   01/01/2005 to 12/31/2005........................     3.047524         3.277353         20,566
   01/01/2006 to 12/31/2006........................     3.277353         3.603719         14,127
   01/01/2007 to 12/31/2007........................     3.603719         3.282074          9,924
   01/01/2008 to 12/31/2008........................     3.282074         1.732791          7,432
   01/01/2009 to 12/31/2009........................     1.732791         2.398216          7,397
   01/01/2010 to 12/31/2010........................     2.398216         2.697728          5,308
   01/01/2011 to 12/31/2011........................     2.697728         2.816053          5,156
   01/01/2012 to 12/31/2012........................     2.816053         3.079655          3,475
   01/01/2013 to 12/31/2013........................     3.079655         4.120798          3,139
 Met/Artisan Mid Cap Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004........................     2.874018         3.090673         57,495
   01/01/2005 to 12/31/2005........................     3.090673         3.325297         27,168
   01/01/2006 to 12/31/2006........................     3.325297         3.658283         24,323
   01/01/2007 to 12/31/2007........................     3.658283         3.333417         14,369
   01/01/2008 to 12/31/2008........................     3.333417         1.760758         11,855
   01/01/2009 to 12/31/2009........................     1.760758         2.438083         13,870
   01/01/2010 to 12/31/2010........................     2.438083         2.743894         12,030
   01/01/2011 to 12/31/2011........................     2.743894         2.865706          2,566
   01/01/2012 to 12/31/2012........................     2.865706         3.135538          3,897
   01/01/2013 to 12/31/2013........................     3.135538         4.197796          1,063
 Met/Franklin Low Duration Total Return Sub-Account
   05/02/2011 to 12/31/2011........................     9.987193         9.724128          4,538
   01/01/2012 to 12/31/2012........................     9.724128         9.944730              0
   01/01/2013 to 12/31/2013........................     9.944730         9.856026              0
 MetLife Aggressive Strategy Sub-Account
   05/02/2011 to 12/31/2011........................    11.694668         9.972411          2,926
   01/01/2012 to 12/31/2012........................     9.972411        11.404591              0
   01/01/2013 to 12/31/2013........................    11.404591        14.470160              0

                                                                            AUV AT
                                                                         BEGINNING OF        AUV AT         ACCUM UNITS
                                                                            PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                        -------------- ------------------ --------------
 MetLife Aggressive Strategy Sub-Account (previously MetLife Aggressive
   Allocation Sub-Account )
   05/01/2005 to 12/31/2005............................................     9.998315        11.102071          2,944
   01/01/2006 to 12/31/2006............................................    11.102071        12.580693          2,941
   01/01/2007 to 12/31/2007............................................    12.580693        12.726895          2,939
   01/01/2008 to 12/31/2008............................................    12.726895         7.424591          2,935
   01/01/2009 to 12/31/2009............................................     7.424591         9.564455          2,932
   01/01/2010 to 12/31/2010............................................     9.564455        10.840802          2,929
   01/01/2011 to 04/29/2011............................................    10.840802        11.730385              0
 MetLife Balanced Plus Sub-Account
   04/30/2012 to 12/31/2012............................................     9.935849        10.351571              0
   01/01/2013 to 12/31/2013............................................    10.351571        11.598045              0
 MetLife Conservative Allocation Sub-Account
   05/01/2005 to 12/31/2005............................................     9.998315        10.254906              0
   01/01/2006 to 12/31/2006............................................    10.254906        10.739749              0
   01/01/2007 to 12/31/2007............................................    10.739749        11.106799              0
   01/01/2008 to 12/31/2008............................................    11.106799         9.315287         28,616
   01/01/2009 to 12/31/2009............................................     9.315287        10.999521            997
   01/01/2010 to 12/31/2010............................................    10.999521        11.859628            997
   01/01/2011 to 12/31/2011............................................    11.859628        11.997446            996
   01/01/2012 to 12/31/2012............................................    11.997446        12.831605            995
   01/01/2013 to 12/31/2013............................................    12.831605        13.110053            995
 MetLife Conservative to Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005............................................     9.998315        10.471891              0
   01/01/2006 to 12/31/2006............................................    10.471891        11.226706              0
   01/01/2007 to 12/31/2007............................................    11.226706        11.526811          9,938
   01/01/2008 to 12/31/2008............................................    11.526811         8.853522              0
   01/01/2009 to 12/31/2009............................................     8.853522        10.727624         14,233
   01/01/2010 to 12/31/2010............................................    10.727624        11.721470         13,598
   01/01/2011 to 12/31/2011............................................    11.721470        11.604606         12,922
   01/01/2012 to 12/31/2012............................................    11.604606        12.670904         12,299
   01/01/2013 to 12/31/2013............................................    12.670904        13.770021         11,694
 MetLife Growth Strategy Sub-Account (Class B)
   04/29/2013 to 12/31/2013............................................    11.255865        12.774505              0
 MetLife Growth Strategy Sub-Account (Class B) (previously Met/Franklin
   Templeton Founding Strategy Sub-Account (Class B))
   04/28/2008 to 12/31/2008............................................     9.997754         7.002190              0
   01/01/2009 to 12/31/2009............................................     7.002190         8.818786              0
   01/01/2010 to 12/31/2010............................................     8.818786         9.507876              0
   01/01/2011 to 12/31/2011............................................     9.507876         9.151333              0
   01/01/2012 to 12/31/2012............................................     9.151333        10.410179              0
   01/01/2013 to 04/26/2013............................................    10.410179        11.183989              0
 MetLife Mid Cap Stock Index Sub-Account
   01/01/2004 to 12/31/2004............................................     1.118141         1.267594         32,206
   01/01/2005 to 12/31/2005............................................     1.267594         1.391243         23,080
   01/01/2006 to 12/31/2006............................................     1.391243         1.497022         13,730
   01/01/2007 to 12/31/2007............................................     1.497022         1.576713          6,877
   01/01/2008 to 12/31/2008............................................     1.576713         0.982693          4,193
   01/01/2009 to 12/31/2009............................................     0.982693         1.316812          5,796
   01/01/2010 to 12/31/2010............................................     1.316812         1.625479          4,890
   01/01/2011 to 12/31/2011............................................     1.625479         1.557724            516
   01/01/2012 to 12/31/2012............................................     1.557724         1.790397            336
   01/01/2013 to 12/31/2013............................................     1.790397         2.329948              0

                                                                                              AUV AT
                                                                                           BEGINNING OF
                                                                                              PERIOD
                                                                                          --------------
 MetLife Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005..............................................................     9.998315
   01/01/2006 to 12/31/2006..............................................................    10.701694
   01/01/2007 to 12/31/2007..............................................................    11.726488
   01/01/2008 to 12/31/2008..............................................................    11.986534
   01/01/2009 to 12/31/2009..............................................................     8.380231
   01/01/2010 to 12/31/2010..............................................................    10.388402
   01/01/2011 to 12/31/2011..............................................................    11.518240
   01/01/2012 to 12/31/2012..............................................................    11.130529
   01/01/2013 to 12/31/2013..............................................................    12.347306
 MetLife Moderate to Aggressive Allocation Sub-Account
   05/01/2005 to 12/31/2005..............................................................     9.998315
   01/01/2006 to 12/31/2006..............................................................    10.926575
   01/01/2007 to 12/31/2007..............................................................    12.227369
   01/01/2008 to 12/31/2008..............................................................    12.439069
   01/01/2009 to 12/31/2009..............................................................     7.906563
   01/01/2010 to 12/31/2010..............................................................     9.999785
   01/01/2011 to 12/31/2011..............................................................    11.237078
   01/01/2012 to 12/31/2012..............................................................    10.594228
   01/01/2013 to 12/31/2013..............................................................    11.975033
 MetLife Multi-Index Targeted Risk Sub-Account (Class B)
   04/29/2013 to 12/31/2013..............................................................    10.763184
 MetLife Stock Index Sub-Account
   01/01/2004 to 12/31/2004..............................................................     3.091926
   01/01/2005 to 12/31/2005..............................................................     3.340382
   01/01/2006 to 12/31/2006..............................................................     3.416003
   01/01/2007 to 12/31/2007..............................................................     3.855139
   01/01/2008 to 12/31/2008..............................................................     3.964364
   01/01/2009 to 12/31/2009..............................................................     2.436584
   01/01/2010 to 12/31/2010..............................................................     3.005903
   01/01/2011 to 12/31/2011..............................................................     3.371683
   01/01/2012 to 12/31/2012..............................................................     3.357426
   01/01/2013 to 12/31/2013..............................................................     3.796403
 MFS(Reg. TM) Investors Trust Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................................     7.443730
   01/01/2005 to 12/31/2005..............................................................     8.216169
   01/01/2006 to 04/30/2006..............................................................     8.605513
 MFS(Reg. TM) Investors Trust Sub-Account (Class E)
   01/01/2004 to 12/31/2004..............................................................     0.758261
   01/01/2005 to 12/31/2005..............................................................     0.826613
   01/01/2006 to 04/30/2006..............................................................     0.867501
 MFS(Reg. TM) Investors Trust Sub-Account (previously MFS(Reg. TM) Research Managers Sub-
   Account)
   01/01/2004 to 04/30/2004..............................................................     0.776109



                                                                                                AUV AT         ACCUM UNITS
                                                                                           ENDING OF PERIOD   END OF PERIOD
                                                                                          ------------------ --------------
 MetLife Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005..............................................................      10.701694            261
   01/01/2006 to 12/31/2006..............................................................      11.726488         20,728
   01/01/2007 to 12/31/2007..............................................................      11.986534         40,156
   01/01/2008 to 12/31/2008..............................................................       8.380231         26,032
   01/01/2009 to 12/31/2009..............................................................      10.388402         21,231
   01/01/2010 to 12/31/2010..............................................................      11.518240         20,335
   01/01/2011 to 12/31/2011..............................................................      11.130529         19,135
   01/01/2012 to 12/31/2012..............................................................      12.347306         23,245
   01/01/2013 to 12/31/2013..............................................................      14.272342         17,556
 MetLife Moderate to Aggressive Allocation Sub-Account
   05/01/2005 to 12/31/2005..............................................................      10.926575              0
   01/01/2006 to 12/31/2006..............................................................      12.227369         14,394
   01/01/2007 to 12/31/2007..............................................................      12.439069         19,365
   01/01/2008 to 12/31/2008..............................................................       7.906563         37,246
   01/01/2009 to 12/31/2009..............................................................       9.999785         33,416
   01/01/2010 to 12/31/2010..............................................................      11.237078          4,385
   01/01/2011 to 12/31/2011..............................................................      10.594228          4,343
   01/01/2012 to 12/31/2012..............................................................      11.975033          4,306
   01/01/2013 to 12/31/2013..............................................................      14.584356          4,274
 MetLife Multi-Index Targeted Risk Sub-Account (Class B)
   04/29/2013 to 12/31/2013..............................................................      11.205160              0
 MetLife Stock Index Sub-Account
   01/01/2004 to 12/31/2004..............................................................       3.340382          8,257
   01/01/2005 to 12/31/2005..............................................................       3.416003          4,423
   01/01/2006 to 12/31/2006..............................................................       3.855139          3,190
   01/01/2007 to 12/31/2007..............................................................       3.964364          2,281
   01/01/2008 to 12/31/2008..............................................................       2.436584          2,359
   01/01/2009 to 12/31/2009..............................................................       3.005903          2,350
   01/01/2010 to 12/31/2010..............................................................       3.371683          2,250
   01/01/2011 to 12/31/2011..............................................................       3.357426          2,097
   01/01/2012 to 12/31/2012..............................................................       3.796403          1,968
   01/01/2013 to 12/31/2013..............................................................       4.898398              0
 MFS(Reg. TM) Investors Trust Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................................       8.216169              0
   01/01/2005 to 12/31/2005..............................................................       8.605513              0
   01/01/2006 to 04/30/2006..............................................................       8.975089              0
 MFS(Reg. TM) Investors Trust Sub-Account (Class E)
   01/01/2004 to 12/31/2004..............................................................       0.826613              0
   01/01/2005 to 12/31/2005..............................................................       0.867501              0
   01/01/2006 to 04/30/2006..............................................................       0.905052              0
 MFS(Reg. TM) Investors Trust Sub-Account (previously MFS(Reg. TM) Research Managers Sub-
   Account)
   01/01/2004 to 04/30/2004..............................................................       0.788473              0

                                                                                       AUV AT
                                                                                    BEGINNING OF
                                                                                       PERIOD
                                                                                   --------------
 MFS(Reg. TM) Research International Sub-Account
   01/01/2004 to 12/31/2004.......................................................   0.931581
   01/01/2005 to 12/31/2005.......................................................   1.091142
   01/01/2006 to 12/31/2006.......................................................   1.244632
   01/01/2007 to 12/31/2007.......................................................   1.543379
   01/01/2008 to 12/31/2008.......................................................   1.712843
   01/01/2009 to 12/31/2009.......................................................   0.967084
   01/01/2010 to 12/31/2010.......................................................   1.246534
   01/01/2011 to 12/31/2011.......................................................   1.360540
   01/01/2012 to 12/31/2012.......................................................   1.190159
   01/01/2013 to 12/31/2013.......................................................   1.360684
 MFS(Reg. TM) Total Return Sub-Account
   05/01/2004 to 12/31/2004.......................................................   3.291543
   01/01/2005 to 12/31/2005.......................................................   3.563658
   01/01/2006 to 12/31/2006.......................................................   3.591086
   01/01/2007 to 12/31/2007.......................................................   3.938285
   01/01/2008 to 12/31/2008.......................................................   4.016800
   01/01/2009 to 12/31/2009.......................................................   3.055626
   01/01/2010 to 12/31/2010.......................................................   3.541572
   01/01/2011 to 12/31/2011.......................................................   3.809704
   01/01/2012 to 12/31/2012.......................................................   3.813152
   01/01/2013 to 12/31/2013.......................................................   4.157802
 MFS(Reg. TM) Total Return Sub-Account (previously Balanced Sub-Account)
   01/01/2004 to 04/30/2004.......................................................   1.391978
 MFS(Reg. TM) Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004.......................................................   1.170946
   01/01/2005 to 12/31/2005.......................................................   1.258177
   01/01/2006 to 12/31/2006.......................................................   1.212374
   01/01/2007 to 12/31/2007.......................................................   1.399731
   01/01/2008 to 12/31/2008.......................................................   1.315967
   01/01/2009 to 12/31/2009.......................................................   0.854676
   01/01/2010 to 12/31/2010.......................................................   1.009695
   01/01/2011 to 12/31/2011.......................................................   1.099806
   01/01/2012 to 12/31/2012.......................................................   1.084420
   01/01/2013 to 12/31/2013.......................................................   1.235659
 MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
   (Class B))
   05/01/2004 to 12/31/2004.......................................................   2.142219
   01/01/2005 to 12/31/2005.......................................................   2.405985
   01/01/2006 to 12/31/2006.......................................................   2.603205
   01/01/2007 to 12/31/2007.......................................................   2.847923
   01/01/2008 to 12/31/2008.......................................................   2.899731
   01/01/2009 to 12/31/2009.......................................................   1.729921
   01/01/2010 to 12/31/2010.......................................................   2.058967
   01/01/2011 to 12/31/2011.......................................................   2.305225
   01/01/2012 to 12/31/2012.......................................................   2.114340
   01/01/2013 to 04/26/2013.......................................................   2.391658



                                                                                         AUV AT         ACCUM UNITS
                                                                                    ENDING OF PERIOD   END OF PERIOD
                                                                                   ------------------ --------------
 MFS(Reg. TM) Research International Sub-Account
   01/01/2004 to 12/31/2004.......................................................     1.091142            36,320
   01/01/2005 to 12/31/2005.......................................................     1.244632            99,569
   01/01/2006 to 12/31/2006.......................................................     1.543379            71,829
   01/01/2007 to 12/31/2007.......................................................     1.712843            99,699
   01/01/2008 to 12/31/2008.......................................................     0.967084           122,309
   01/01/2009 to 12/31/2009.......................................................     1.246534            50,517
   01/01/2010 to 12/31/2010.......................................................     1.360540            47,280
   01/01/2011 to 12/31/2011.......................................................     1.190159            40,566
   01/01/2012 to 12/31/2012.......................................................     1.360684            39,128
   01/01/2013 to 12/31/2013.......................................................     1.589797            36,134
 MFS(Reg. TM) Total Return Sub-Account
   05/01/2004 to 12/31/2004.......................................................     3.563658            64,762
   01/01/2005 to 12/31/2005.......................................................     3.591086            24,934
   01/01/2006 to 12/31/2006.......................................................     3.938285            39,408
   01/01/2007 to 12/31/2007.......................................................     4.016800            24,518
   01/01/2008 to 12/31/2008.......................................................     3.055626            20,106
   01/01/2009 to 12/31/2009.......................................................     3.541572             6,569
   01/01/2010 to 12/31/2010.......................................................     3.809704             6,117
   01/01/2011 to 12/31/2011.......................................................     3.813152               935
   01/01/2012 to 12/31/2012.......................................................     4.157802               953
   01/01/2013 to 12/31/2013.......................................................     4.835165                 0
 MFS(Reg. TM) Total Return Sub-Account (previously Balanced Sub-Account)
   01/01/2004 to 04/30/2004.......................................................     1.376879            51,121
 MFS(Reg. TM) Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004.......................................................     1.258177             9,897
   01/01/2005 to 12/31/2005.......................................................     1.212374            29,012
   01/01/2006 to 12/31/2006.......................................................     1.399731            30,279
   01/01/2007 to 12/31/2007.......................................................     1.315967            32,462
   01/01/2008 to 12/31/2008.......................................................     0.854676            42,165
   01/01/2009 to 12/31/2009.......................................................     1.009695            37,135
   01/01/2010 to 12/31/2010.......................................................     1.099806            32,240
   01/01/2011 to 12/31/2011.......................................................     1.084420            36,532
   01/01/2012 to 12/31/2012.......................................................     1.235659            34,955
   01/01/2013 to 12/31/2013.......................................................     1.638983            22,036
 MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
   (Class B))
   05/01/2004 to 12/31/2004.......................................................     2.405985             2,024
   01/01/2005 to 12/31/2005.......................................................     2.603205            35,279
   01/01/2006 to 12/31/2006.......................................................     2.847923             5,681
   01/01/2007 to 12/31/2007.......................................................     2.899731             1,939
   01/01/2008 to 12/31/2008.......................................................     1.729921             2,131
   01/01/2009 to 12/31/2009.......................................................     2.058967             2,118
   01/01/2010 to 12/31/2010.......................................................     2.305225             2,055
   01/01/2011 to 12/31/2011.......................................................     2.114340             1,936
   01/01/2012 to 12/31/2012.......................................................     2.391658             1,777
   01/01/2013 to 04/26/2013.......................................................     2.627676                 0

                                                                                       AUV AT
                                                                                    BEGINNING OF
                                                                                       PERIOD
                                                                                   --------------
 MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
   Sub-Account (Class B))
   04/28/2008 to 12/31/2008.......................................................   9.997754
   01/01/2009 to 12/31/2009.......................................................   6.570607
   01/01/2010 to 12/31/2010.......................................................   8.039157
   01/01/2011 to 12/31/2011.......................................................   8.744321
   01/01/2012 to 12/31/2012.......................................................   8.520387
   01/01/2013 to 04/26/2013.......................................................   9.508166
 MFS(Reg. TM) Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004.......................................................   1.160856
   01/01/2005 to 12/31/2005.......................................................   1.265644
   01/01/2006 to 12/31/2006.......................................................   1.220906
   01/01/2007 to 12/31/2007.......................................................   1.410715
   01/01/2008 to 12/31/2008.......................................................   1.327641
   01/01/2009 to 12/31/2009.......................................................   0.863456
   01/01/2010 to 12/31/2010.......................................................   1.020795
   01/01/2011 to 12/31/2011.......................................................   1.112637
   01/01/2012 to 12/31/2012.......................................................   1.098891
   01/01/2013 to 12/31/2013.......................................................   1.252957
 MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
   (Class E))
   01/01/2004 to 12/31/2004.......................................................   2.182391
   01/01/2005 to 12/31/2005.......................................................   2.427956
   01/01/2006 to 12/31/2006.......................................................   2.629272
   01/01/2007 to 12/31/2007.......................................................   2.879222
   01/01/2008 to 12/31/2008.......................................................   2.934480
   01/01/2009 to 12/31/2009.......................................................   1.752631
   01/01/2010 to 12/31/2010.......................................................   2.088957
   01/01/2011 to 12/31/2011.......................................................   2.341238
   01/01/2012 to 12/31/2012.......................................................   2.149364
   01/01/2013 to 04/26/2013.......................................................   2.433764
 Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010.......................................................   1.181690
   01/01/2011 to 12/31/2011.......................................................   1.366533
   01/01/2012 to 12/31/2012.......................................................   1.246180
   01/01/2013 to 12/31/2013.......................................................   1.334072
 Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap
   Opportunities Sub-Account)
   01/01/2004 to 04/30/2004.......................................................   1.123190
 Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap
   Opportunities Sub-Account and before that Janus Mid Cap Sub-Account))
   01/01/2004 to 12/31/2004.......................................................   1.369860
   01/01/2005 to 12/31/2005.......................................................   1.567810
   01/01/2006 to 12/31/2006.......................................................   1.638441
   01/01/2007 to 12/31/2007.......................................................   1.790826
   01/01/2008 to 12/31/2008.......................................................   1.896577
   01/01/2009 to 12/31/2009.......................................................   0.828031
   01/01/2010 to 04/30/2010.......................................................   1.083252



                                                                                         AUV AT         ACCUM UNITS
                                                                                    ENDING OF PERIOD   END OF PERIOD
                                                                                   ------------------ --------------
 MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
   Sub-Account (Class B))
   04/28/2008 to 12/31/2008.......................................................       6.570607             799
   01/01/2009 to 12/31/2009.......................................................       8.039157             859
   01/01/2010 to 12/31/2010.......................................................       8.744321             875
   01/01/2011 to 12/31/2011.......................................................       8.520387             624
   01/01/2012 to 12/31/2012.......................................................       9.508166             610
   01/01/2013 to 04/26/2013.......................................................      10.393854               0
 MFS(Reg. TM) Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004.......................................................       1.265644         120,973
   01/01/2005 to 12/31/2005.......................................................       1.220906         112,786
   01/01/2006 to 12/31/2006.......................................................       1.410715          62,250
   01/01/2007 to 12/31/2007.......................................................       1.327641          35,906
   01/01/2008 to 12/31/2008.......................................................       0.863456           2,967
   01/01/2009 to 12/31/2009.......................................................       1.020795           2,939
   01/01/2010 to 12/31/2010.......................................................       1.112637           2,916
   01/01/2011 to 12/31/2011.......................................................       1.098891           2,896
   01/01/2012 to 12/31/2012.......................................................       1.252957           2,875
   01/01/2013 to 12/31/2013.......................................................       1.664970           2,855
 MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
   (Class E))
   01/01/2004 to 12/31/2004.......................................................       2.427956             462
   01/01/2005 to 12/31/2005.......................................................       2.629272               0
   01/01/2006 to 12/31/2006.......................................................       2.879222          21,779
   01/01/2007 to 12/31/2007.......................................................       2.934480          29,926
   01/01/2008 to 12/31/2008.......................................................       1.752631             836
   01/01/2009 to 12/31/2009.......................................................       2.088957             946
   01/01/2010 to 12/31/2010.......................................................       2.341238             975
   01/01/2011 to 12/31/2011.......................................................       2.149364             962
   01/01/2012 to 12/31/2012.......................................................       2.433764               0
   01/01/2013 to 04/26/2013.......................................................       2.674886               0
 Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010.......................................................       1.366533          15,166
   01/01/2011 to 12/31/2011.......................................................       1.246180          14,859
   01/01/2012 to 12/31/2012.......................................................       1.334072          12,341
   01/01/2013 to 12/31/2013.......................................................       1.817061           9,660
 Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap
   Opportunities Sub-Account)
   01/01/2004 to 04/30/2004.......................................................       1.110647          41,498
 Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap
   Opportunities Sub-Account and before that Janus Mid Cap Sub-Account))
   01/01/2004 to 12/31/2004.......................................................       1.567810          81,235
   01/01/2005 to 12/31/2005.......................................................       1.638441          66,463
   01/01/2006 to 12/31/2006.......................................................       1.790826          42,408
   01/01/2007 to 12/31/2007.......................................................       1.896577          44,510
   01/01/2008 to 12/31/2008.......................................................       0.828031          19,408
   01/01/2009 to 12/31/2009.......................................................       1.083252           9,405
   01/01/2010 to 04/30/2010.......................................................       1.169912               0

                                                                                AUV AT
                                                                             BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                            -------------- ------------------ --------------
 MSCI EAFE(Reg. TM) Index Sub-Account
   01/01/2004 to 12/31/2004................................................   0.914558         1.068624            1,253
   01/01/2005 to 12/31/2005................................................   1.068624         1.182402            1,199
   01/01/2006 to 12/31/2006................................................   1.182402         1.453267                0
   01/01/2007 to 12/31/2007................................................   1.453267         1.573391                0
   01/01/2008 to 12/31/2008................................................   1.573391         0.890901                0
   01/01/2009 to 12/31/2009................................................   0.890901         1.119727                0
   01/01/2010 to 12/31/2010................................................   1.119727         1.183829                0
   01/01/2011 to 12/31/2011................................................   1.183829         1.013133                0
   01/01/2012 to 12/31/2012................................................   1.013133         1.171361                0
   01/01/2013 to 12/31/2013................................................   1.171361         1.394570                0
 Neuberger Berman Genesis Sub-account (previously BlackRock Strategic Value
   Sub-Account (Class B))
   05/01/2004 to 12/31/2004................................................   1.571519         1.760407           46,955
   01/01/2005 to 12/31/2005................................................   1.760407         1.792225           82,193
   01/01/2006 to 12/31/2006................................................   1.792225         2.044681           13,083
   01/01/2007 to 12/31/2007................................................   2.044681         1.929019           13,130
   01/01/2008 to 12/31/2008................................................   1.929019         1.161132           11,963
   01/01/2009 to 12/31/2009................................................   1.161132         1.283563           12,691
   01/01/2010 to 12/31/2010................................................   1.283563         1.525914           12,609
   01/01/2011 to 12/31/2011................................................   1.525914         1.577341           10,475
   01/01/2012 to 12/31/2012................................................   1.577341         1.695876            8,781
   01/01/2013 to 12/31/2013................................................   1.695876         2.295982           11,272
 Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap
   Sub-Account (Class B))
   01/01/2004 to 12/31/2004................................................   1.185353         1.328484                0
   01/01/2005 to 12/31/2005................................................   1.328484         1.406498                0
   01/01/2006 to 12/31/2006................................................   1.406498         1.580264                0
   01/01/2007 to 12/31/2007................................................   1.580264         1.506066            3,107
   01/01/2008 to 12/31/2008................................................   1.506066         0.910304            3,106
   01/01/2009 to 12/31/2009................................................   0.910304         1.219686            3,105
   01/01/2010 to 12/31/2010................................................   1.219686         1.468110            3,104
   01/01/2011 to 12/31/2011................................................   1.468110         1.362486            3,103
   01/01/2012 to 12/31/2012................................................   1.362486         1.405242            3,102
   01/01/2013 to 04/26/2013................................................   1.405242         1.520525                0
 Neuberger Berman Genesis Sub-account (previously BlackRock Strategic Value
   Sub-Account (Class E))
   01/01/2004 to 12/31/2004................................................   1.564135         1.764719           93,196
   01/01/2005 to 12/31/2005................................................   1.764719         1.797420           62,812
   01/01/2006 to 12/31/2006................................................   1.797420         2.054115           47,434
   01/01/2007 to 12/31/2007................................................   2.054115         1.940222           40,032
   01/01/2008 to 12/31/2008................................................   1.940222         1.168910           19,957
   01/01/2009 to 12/31/2009................................................   1.168910         1.293156            7,083
   01/01/2010 to 12/31/2010................................................   1.293156         1.538721            7,047
   01/01/2011 to 12/31/2011................................................   1.538721         1.591360            5,232
   01/01/2012 to 12/31/2012................................................   1.591360         1.713262            5,211
   01/01/2013 to 12/31/2013................................................   1.713262         2.322611            2,651

                                                                               AUV AT
                                                                            BEGINNING OF        AUV AT         ACCUM UNITS
                                                                               PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                           -------------- ------------------ --------------
 Oppenheimer Global Equity Sub-Account (Class B)
   05/01/2004 to 12/31/2004...............................................    12.171935        13.980317             107
   01/01/2005 to 12/31/2005...............................................    13.980317        15.886236             589
   01/01/2006 to 12/31/2006...............................................    15.886236        18.109813             571
   01/01/2007 to 12/31/2007...............................................    18.109813        18.851238             542
   01/01/2008 to 12/31/2008...............................................    18.851238        10.977278           1,308
   01/01/2009 to 12/31/2009...............................................    10.977278        15.034985           1,203
   01/01/2010 to 12/31/2010...............................................    15.034985        17.076183           1,189
   01/01/2011 to 12/31/2011...............................................    17.076183        15.324030             937
   01/01/2012 to 12/31/2012...............................................    15.324030        18.190324             430
   01/01/2013 to 12/31/2013...............................................    18.190324        22.653303             314
 Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton
   Growth Sub-Account (Class B))
   04/28/2008 to 12/31/2008...............................................     9.997754         6.539896               0
   01/01/2009 to 12/31/2009...............................................     6.539896         8.497277               0
   01/01/2010 to 12/31/2010...............................................     8.497277         8.962532               0
   01/01/2011 to 12/31/2011...............................................     8.962532         8.175364               0
   01/01/2012 to 12/31/2012...............................................     8.175364         9.787757               0
   01/01/2013 to 04/26/2013...............................................     9.787757        10.383926               0
 PIMCO Inflation Protection Bond Sub-Account
   05/01/2006 to 12/31/2006...............................................    10.782931        10.841495               0
   01/01/2007 to 12/31/2007...............................................    10.841495        11.767148               0
   01/01/2008 to 12/31/2008...............................................    11.767148        10.733538          10,606
   01/01/2009 to 12/31/2009...............................................    10.733538        12.413781           5,521
   01/01/2010 to 12/31/2010...............................................    12.413781        13.105836           3,811
   01/01/2011 to 12/31/2011...............................................    13.105836        14.271213           6,222
   01/01/2012 to 12/31/2012...............................................    14.271213        15.256787           3,084
   01/01/2013 to 12/31/2013...............................................    15.256787        13.560780             559
 PIMCO Total Return Sub-Account
   01/01/2004 to 12/31/2004...............................................     1.146411         1.179026         167,218
   01/01/2005 to 12/31/2005...............................................     1.179026         1.181130         177,269
   01/01/2006 to 12/31/2006...............................................     1.181130         1.209509         140,044
   01/01/2007 to 12/31/2007...............................................     1.209509         1.274466         125,567
   01/01/2008 to 12/31/2008...............................................     1.274466         1.253655          79,120
   01/01/2009 to 12/31/2009...............................................     1.253655         1.449658         271,476
   01/01/2010 to 12/31/2010...............................................     1.449658         1.536291         262,673
   01/01/2011 to 12/31/2011...............................................     1.536291         1.552910         144,518
   01/01/2012 to 12/31/2012...............................................     1.552910         1.662273          97,714
   01/01/2013 to 12/31/2013...............................................     1.662273         1.597349          81,723
 Pyramis(Reg. TM) Government Income Sub-Account
   04/30/2012 to 12/31/2012...............................................    10.702228        10.820402               0
   01/01/2013 to 12/31/2013...............................................    10.820402        10.121720               0
 Pyramis(Reg. TM) Managed Risk Sub-Account (Class B)
   04/29/2013 to 12/31/2013...............................................    10.214283        10.704310               0

                                                          AUV AT
                                                       BEGINNING OF        AUV AT         ACCUM UNITS
                                                          PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                      -------------- ------------------ --------------
 Russell 2000(Reg. TM) Index Sub-Account
   01/01/2004 to 12/31/2004..........................     1.288438         1.481890         18,127
   01/01/2005 to 12/31/2005..........................     1.481890         1.514345         27,264
   01/01/2006 to 12/31/2006..........................     1.514345         1.744540         29,627
   01/01/2007 to 12/31/2007..........................     1.744540         1.679813          4,432
   01/01/2008 to 12/31/2008..........................     1.679813         1.091499          4,815
   01/01/2009 to 12/31/2009..........................     1.091499         1.343751          4,820
   01/01/2010 to 12/31/2010..........................     1.343751         1.666412          5,076
   01/01/2011 to 12/31/2011..........................     1.666412         1.562667          4,890
   01/01/2012 to 12/31/2012..........................     1.562667         1.776523          5,199
   01/01/2013 to 12/31/2013..........................     1.776523         2.405052              0
 Schroders Global Multi-Asset Sub-Account
   04/30/2012 to 12/31/2012..........................     1.010638         1.063387              0
   01/01/2013 to 12/31/2013..........................     1.063387         1.147148              0
 SSgA Growth and Income ETF Sub-Account
   05/01/2006 to 12/31/2006..........................    10.473677        11.070908              0
   01/01/2007 to 12/31/2007..........................    11.070908        11.430585              0
   01/01/2008 to 12/31/2008..........................    11.430585         8.391697              0
   01/01/2009 to 12/31/2009..........................     8.391697        10.267504              0
   01/01/2010 to 12/31/2010..........................    10.267504        11.290419              0
   01/01/2011 to 12/31/2011..........................    11.290419        11.179172              0
   01/01/2012 to 12/31/2012..........................    11.179172        12.357921              0
   01/01/2013 to 12/31/2013..........................    12.357921        13.672826              0
 SSgA Growth ETF Sub-Account
   05/01/2006 to 12/31/2006..........................    10.663832        11.323661              0
   01/01/2007 to 12/31/2007..........................    11.323661        11.715944              0
   01/01/2008 to 12/31/2008..........................    11.715944         7.693486              0
   01/01/2009 to 12/31/2009..........................     7.693486         9.730686              0
   01/01/2010 to 12/31/2010..........................     9.730686        10.882702              0
   01/01/2011 to 12/31/2011..........................    10.882702        10.435307              0
   01/01/2012 to 12/31/2012..........................    10.435307        11.759200              0
   01/01/2013 to 12/31/2013..........................    11.759200        13.602685              0
 T. Rowe Price Large Cap Growth Sub-Account (Class B)
   05/01/2004 to 12/31/2004..........................     1.077573         1.162657          2,171
   01/01/2005 to 12/31/2005..........................     1.162657         1.211211         29,547
   01/01/2006 to 12/31/2006..........................     1.211211         1.339573         29,022
   01/01/2007 to 12/31/2007..........................     1.339573         1.432337         25,986
   01/01/2008 to 12/31/2008..........................     1.432337         0.813799         15,214
   01/01/2009 to 12/31/2009..........................     0.813799         1.140418         18,190
   01/01/2010 to 12/31/2010..........................     1.140418         1.304368         16,312
   01/01/2011 to 12/31/2011..........................     1.304368         1.260890         10,181
   01/01/2012 to 12/31/2012..........................     1.260890         1.465844         10,818
   01/01/2013 to 12/31/2013..........................     1.465844         1.992871         21,653

                                                                          AUV AT
                                                                       BEGINNING OF        AUV AT         ACCUM UNITS
                                                                          PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                      -------------- ------------------ --------------
 T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM
   Technology Sub-Account (Class B))
   01/01/2004 to 12/31/2004..........................................   0.451458         0.423199            48,834
   01/01/2005 to 12/31/2005..........................................   0.423199         0.460312            21,816
   01/01/2006 to 12/31/2006..........................................   0.460312         0.475108            22,315
   01/01/2007 to 12/31/2007..........................................   0.475108         0.612139            26,080
   01/01/2008 to 12/31/2008..........................................   0.612139         0.333103            20,949
   01/01/2009 to 12/31/2009..........................................   0.333103         0.518809            37,202
   01/01/2010 to 12/31/2010..........................................   0.518809         0.649038            19,728
   01/01/2011 to 12/31/2011..........................................   0.649038         0.572970            21,010
   01/01/2012 to 12/31/2012..........................................   0.572970         0.629302            22,720
   01/01/2013 to 04/26/2013..........................................   0.629302         0.656716                 0
 T. Rowe Price Mid Cap Growth Sub-Account
   01/01/2004 to 12/31/2004..........................................   0.601135         0.693872           124,789
   01/01/2005 to 12/31/2005..........................................   0.693872         0.779272            66,704
   01/01/2006 to 12/31/2006..........................................   0.779272         0.810563            90,073
   01/01/2007 to 12/31/2007..........................................   0.810563         0.934079           103,454
   01/01/2008 to 12/31/2008..........................................   0.934079         0.551325           107,546
   01/01/2009 to 12/31/2009..........................................   0.551325         0.785752            33,818
   01/01/2010 to 12/31/2010..........................................   0.785752         0.982932            33,961
   01/01/2011 to 12/31/2011..........................................   0.982932         0.947158            21,629
   01/01/2012 to 12/31/2012..........................................   0.947158         1.054797            12,532
   01/01/2013 to 12/31/2013..........................................   1.054797         1.411410            22,232
 T. Rowe Price Small Cap Growth Sub-Account
   05/01/2004 to 12/31/2004..........................................   1.181725         1.254435                 0
   01/01/2005 to 12/31/2005..........................................   1.254435         1.360754             8,536
   01/01/2006 to 12/31/2006..........................................   1.360754         1.381585            57,256
   01/01/2007 to 12/31/2007..........................................   1.381585         1.482417            33,171
   01/01/2008 to 12/31/2008..........................................   1.482417         0.924804            47,212
   01/01/2009 to 12/31/2009..........................................   0.924804         1.256087             9,087
   01/01/2010 to 12/31/2010..........................................   1.256087         1.657190            10,613
   01/01/2011 to 12/31/2011..........................................   1.657190         1.647125            10,429
   01/01/2012 to 12/31/2012..........................................   1.647125         1.870231             8,058
   01/01/2013 to 12/31/2013..........................................   1.870231         2.641659            12,826
 Western Asset Management Strategic Bond Opportunities Sub-Account
   (Class B)
   05/01/2004 to 12/31/2004..........................................   1.753911         1.851386             6,651
   01/01/2005 to 12/31/2005..........................................   1.851386         1.860388            16,045
   01/01/2006 to 12/31/2006..........................................   1.860388         1.910692            16,977
   01/01/2007 to 12/31/2007..........................................   1.910692         1.941043            10,987
   01/01/2008 to 12/31/2008..........................................   1.941043         1.612071             4,977
   01/01/2009 to 12/31/2009..........................................   1.612071         2.083087            15,369
   01/01/2010 to 12/31/2010..........................................   2.083087         2.295023             6,327
   01/01/2011 to 12/31/2011..........................................   2.295023         2.379785             7,448
   01/01/2012 to 12/31/2012..........................................   2.379785         2.594530             3,680
   01/01/2013 to 12/31/2013..........................................   2.594530         2.562901             1,098

                                                                       AUV AT
                                                                    BEGINNING OF        AUV AT         ACCUM UNITS
                                                                       PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                   -------------- ------------------ --------------
 Western Asset Management Strategic Bond Opportunities Sub-Account
   (Class E)
   01/01/2004 to 12/31/2004.......................................     1.790682         1.867873         300,521
   01/01/2005 to 12/31/2005.......................................     1.867873         1.878977         332,073
   01/01/2006 to 12/31/2006.......................................     1.878977         1.930329          97,253
   01/01/2007 to 12/31/2007.......................................     1.930329         1.964483          72,467
   01/01/2008 to 12/31/2008.......................................     1.964483         1.633638          43,385
   01/01/2009 to 12/31/2009.......................................     1.633638         2.112289          30,608
   01/01/2010 to 12/31/2010.......................................     2.112289         2.330677          30,804
   01/01/2011 to 12/31/2011.......................................     2.330677         2.418818          12,570
   01/01/2012 to 12/31/2012.......................................     2.418818         2.637181               0
   01/01/2013 to 12/31/2013.......................................     2.637181         2.607827               0
 Western Asset Management U.S. Government Sub-Account (Class B)
   05/01/2004 to 12/31/2004.......................................     1.449686         1.477867             529
   01/01/2005 to 12/31/2005.......................................     1.477867         1.468099          71,047
   01/01/2006 to 12/31/2006.......................................     1.468099         1.494700          70,250
   01/01/2007 to 12/31/2007.......................................     1.494700         1.523268          79,306
   01/01/2008 to 12/31/2008.......................................     1.523268         1.484334          41,252
   01/01/2009 to 12/31/2009.......................................     1.484334         1.513554          35,855
   01/01/2010 to 12/31/2010.......................................     1.513554         1.564290          36,485
   01/01/2011 to 12/31/2011.......................................     1.564290         1.613338          28,409
   01/01/2012 to 12/31/2012.......................................     1.613338         1.628597          29,100
   01/01/2013 to 12/31/2013.......................................     1.628597         1.581105          23,214
 Western Asset Management U.S. Government Sub-Account (Class E)
   01/01/2004 to 12/31/2004.......................................     1.479373         1.489930         134,760
   01/01/2005 to 12/31/2005.......................................     1.489930         1.482837         108,948
   01/01/2006 to 12/31/2006.......................................     1.482837         1.510579          88,726
   01/01/2007 to 12/31/2007.......................................     1.510579         1.540916          69,375
   01/01/2008 to 12/31/2008.......................................     1.540916         1.503104          27,814
   01/01/2009 to 12/31/2009.......................................     1.503104         1.534245          23,823
   01/01/2010 to 12/31/2010.......................................     1.534245         1.588358          24,205
   01/01/2011 to 12/31/2011.......................................     1.588358         1.638412          11,033
   01/01/2012 to 12/31/2012.......................................     1.638412         1.655508               0
   01/01/2013 to 12/31/2013.......................................     1.655508         1.609759               0
 American Funds Bond Sub-Account
   05/01/2006 to 12/31/2006.......................................    13.671130        14.264903             361
   01/01/2007 to 12/31/2007.......................................    14.264903        14.402794           5,903
   01/01/2008 to 12/31/2008.......................................    14.402794        12.758660           1,897
   01/01/2009 to 12/31/2009.......................................    12.758660        14.040382           1,952
   01/01/2010 to 12/31/2010.......................................    14.040382        14.605456           1,951
   01/01/2011 to 12/31/2011.......................................    14.605456        15.145505           2,004
   01/01/2012 to 12/31/2012.......................................    15.145505        15.594606           1,812
   01/01/2013 to 12/31/2013.......................................    15.594606        14.911066           1,329
 American Funds Global Small Capitalization Sub-Account
   01/01/2004 to 12/31/2004.......................................     1.555856         1.837877         118,842
   01/01/2005 to 12/31/2005.......................................     1.837877         2.251597          96,379
   01/01/2006 to 12/31/2006.......................................     2.251597         2.729860          82,271
   01/01/2007 to 12/31/2007.......................................     2.729860         3.239059         116,556
   01/01/2008 to 12/31/2008.......................................     3.239059         1.471055          75,397
   01/01/2009 to 12/31/2009.......................................     1.471055         2.318836          31,751
   01/01/2010 to 12/31/2010.......................................     2.318836         2.774104          26,184
   01/01/2011 to 12/31/2011.......................................     2.774104         2.192076          23,572
   01/01/2012 to 12/31/2012.......................................     2.192076         2.531358          19,368
   01/01/2013 to 12/31/2013.......................................     2.531358         3.173404           9,574

                                              AUV AT
                                           BEGINNING OF        AUV AT         ACCUM UNITS
                                              PERIOD      ENDING OF PERIOD   END OF PERIOD
                                          -------------- ------------------ --------------
 American Funds Growth Sub-Account
   01/01/2004 to 12/31/2004..............     9.647551        10.605799         55,853
   01/01/2005 to 12/31/2005..............    10.605799        12.043723         68,792
   01/01/2006 to 12/31/2006..............    12.043723        12.973278         58,186
   01/01/2007 to 12/31/2007..............    12.973278        14.242091         45,319
   01/01/2008 to 12/31/2008..............    14.242091         7.797364         36,510
   01/01/2009 to 12/31/2009..............     7.797364        10.623307         30,599
   01/01/2010 to 12/31/2010..............    10.623307        12.321390         29,908
   01/01/2011 to 12/31/2011..............    12.321390        11.526758         22,371
   01/01/2012 to 12/31/2012..............    11.526758        13.278529         20,187
   01/01/2013 to 12/31/2013..............    13.278529        16.883018         14,089
 American Funds Growth-Income Sub-Account
   01/01/2004 to 12/31/2004..............     7.508206         8.098238         69,227
   01/01/2005 to 12/31/2005..............     8.098238         8.376225         94,670
   01/01/2006 to 12/31/2006..............     8.376225         9.430876         67,103
   01/01/2007 to 12/31/2007..............     9.430876         9.680001         61,725
   01/01/2008 to 12/31/2008..............     9.680001         5.878832         46,419
   01/01/2009 to 12/31/2009..............     5.878832         7.540018         43,466
   01/01/2010 to 12/31/2010..............     7.540018         8.210688         40,797
   01/01/2011 to 12/31/2011..............     8.210688         7.877519         29,839
   01/01/2012 to 12/31/2012..............     7.877519         9.043227         23,665
   01/01/2013 to 12/31/2013..............     9.043227        11.798354         18,096





                                                                       AUV AT
                                                                    BEGINNING OF        AUV AT         ACCUM UNITS
                                                                       PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                   -------------- ------------------ --------------
American Forerunner - 2.00
 AllianceBernstein Global Dynamic Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012.......................................    10.157640        10.462244           0
   01/01/2013 to 12/31/2013.......................................    10.462244        11.398136           0
 American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................    10.007808         6.982719           0
   01/01/2009 to 12/31/2009.......................................     6.982719         8.851680           0
   01/01/2010 to 12/31/2010.......................................     8.851680         9.731627           0
   01/01/2011 to 12/31/2011.......................................     9.731627         9.336384           0
   01/01/2012 to 12/31/2012.......................................     9.336384        10.388559           0
   01/01/2013 to 12/31/2013.......................................    10.388559        12.070005           0
 American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................     9.997808         6.333533           0
   01/01/2009 to 12/31/2009.......................................     6.333533         8.321358           0
   01/01/2010 to 12/31/2010.......................................     8.321358         9.256460           0
   01/01/2011 to 12/31/2011.......................................     9.256460         8.644087           0
   01/01/2012 to 12/31/2012.......................................     8.644087         9.841035           0
   01/01/2013 to 12/31/2013.......................................     9.841035        12.068215           0
 American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................    10.017807         7.653677           0
   01/01/2009 to 12/31/2009.......................................     7.653677         9.257373           0
   01/01/2010 to 12/31/2010.......................................     9.257373         9.973098           0
   01/01/2011 to 12/31/2011.......................................     9.973098         9.794734           0
   01/01/2012 to 12/31/2012.......................................     9.794734        10.640332           0
   01/01/2013 to 12/31/2013.......................................    10.640332        11.839811           0
 AQR Global Risk Balanced Sub-Account (Class B)
   04/30/2012 to 12/31/2012.......................................    11.084374        11.443224           0
   01/01/2013 to 12/31/2013.......................................    11.443224        10.836221           0

                                                                              AUV AT
                                                                           BEGINNING OF        AUV AT         ACCUM UNITS
                                                                              PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                          -------------- ------------------ --------------
 Baillie Gifford International Stock Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................   1.093169         1.243813                0
   01/01/2005 to 12/31/2005..............................................   1.243813         1.433681                0
   01/01/2006 to 12/31/2006..............................................   1.433681         1.633423                0
   01/01/2007 to 12/31/2007..............................................   1.633423         1.762107                0
   01/01/2008 to 12/31/2008..............................................   1.762107         0.962999                0
   01/01/2009 to 12/31/2009..............................................   0.962999         1.150516                0
   01/01/2010 to 12/31/2010..............................................   1.150516         1.205123                0
   01/01/2011 to 12/31/2011..............................................   1.205123         0.943469                0
   01/01/2012 to 12/31/2012..............................................   0.943469         1.103787                0
   01/01/2013 to 12/31/2013..............................................   1.103787         1.245715                0
 Baillie Gifford International Stock Sub-Account (Class E)
   01/01/2004 to 12/31/2004..............................................   1.088260         1.258817                0
   01/01/2005 to 12/31/2005..............................................   1.258817         1.453615                0
   01/01/2006 to 12/31/2006..............................................   1.453615         1.656600                0
   01/01/2007 to 12/31/2007..............................................   1.656600         1.789310                0
   01/01/2008 to 12/31/2008..............................................   1.789310         0.978572                0
   01/01/2009 to 12/31/2009..............................................   0.978572         1.169859                0
   01/01/2010 to 12/31/2010..............................................   1.169859         1.227409                0
   01/01/2011 to 12/31/2011..............................................   1.227409         0.962750                0
   01/01/2012 to 12/31/2012..............................................   0.962750         1.126601                0
   01/01/2013 to 12/31/2013..............................................   1.126601         1.273218                0
 Barclays Aggregate Bond Index Sub-Account (Class B) (previously Barclays
   Capital Aggregate Bond Index Sub-Account (Class B))
   01/01/2004 to 12/31/2004..............................................   1.209580         1.231139                0
   01/01/2005 to 12/31/2005..............................................   1.231139         1.229186                0
   01/01/2006 to 12/31/2006..............................................   1.229186         1.250855                0
   01/01/2007 to 12/31/2007..............................................   1.250855         1.307618                0
   01/01/2008 to 12/31/2008..............................................   1.307618         1.353827                0
   01/01/2009 to 12/31/2009..............................................   1.353827         1.393103                0
   01/01/2010 to 12/31/2010..............................................   1.393103         1.443264                0
   01/01/2011 to 12/31/2011..............................................   1.443264         1.517799                0
   01/01/2012 to 12/31/2012..............................................   1.517799         1.541512                0
   01/01/2013 to 12/31/2013..............................................   1.541512         1.472733                0
 BlackRock Bond Income Sub-Account (Class B)
   01/01/2004 to 12/31/2004..............................................   3.864128         3.945428           19,377
   01/01/2005 to 12/31/2005..............................................   3.945428         3.950841           22,229
   01/01/2006 to 12/31/2006..............................................   3.950841         4.033040           17,755
   01/01/2007 to 12/31/2007..............................................   4.033040         4.190808            6,337
   01/01/2008 to 12/31/2008..............................................   4.190808         3.957057            5,323
   01/01/2009 to 12/31/2009..............................................   3.957057         4.234912            5,822
   01/01/2010 to 12/31/2010..............................................   4.234912         4.486020            7,773
   01/01/2011 to 12/31/2011..............................................   4.486020         4.674654            5,473
   01/01/2012 to 12/31/2012..............................................   4.674654         4.915231            5,674
   01/01/2013 to 12/31/2013..............................................   4.915231         4.769347            6,491

                                                                                AUV AT
                                                                             BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                            -------------- ------------------ --------------
 BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock
   Legacy Large Cap Growth Sub-Account (Class B))
   05/01/2004 to 12/31/2004................................................     2.190778         2.391001           0
   01/01/2005 to 12/31/2005................................................     2.391001         2.502078           0
   01/01/2006 to 12/31/2006................................................     2.502078         2.547958           0
   01/01/2007 to 12/31/2007................................................     2.547958         2.957541           0
   01/01/2008 to 12/31/2008................................................     2.957541         1.835142           0
   01/01/2009 to 12/31/2009................................................     1.835142         2.455463           0
   01/01/2010 to 12/31/2010................................................     2.455463         2.875472           0
   01/01/2011 to 12/31/2011................................................     2.875472         2.560584           0
   01/01/2012 to 12/31/2012................................................     2.560584         2.862800           0
   01/01/2013 to 12/31/2013................................................     2.862800         3.757491           0
 BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock
   Legacy Large Cap Growth Sub-Account (Class B) and before that FI Large
   Cap Sub-Account)
   05/01/2006 to 12/31/2006................................................    16.127362        16.250227           0
   01/01/2007 to 12/31/2007................................................    16.250227        16.519591           0
   01/01/2008 to 12/31/2008................................................    16.519591         8.913166           0
   01/01/2009 to 05/01/2009................................................     8.913166         9.283139           0
 BlackRock Capital Appreciation Sub-Account (Class E) (previously BlackRock
   Legacy Large Cap Growth Sub-Account (Class E))
   01/01/2004 to 12/31/2004................................................     2.263043         2.409027           0
   01/01/2005 to 12/31/2005................................................     2.409027         2.523252           0
   01/01/2006 to 12/31/2006................................................     2.523252         2.572298           0
   01/01/2007 to 12/31/2007................................................     2.572298         2.988588           0
   01/01/2008 to 12/31/2008................................................     2.988588         1.856247           0
   01/01/2009 to 12/31/2009................................................     1.856247         2.485864           0
   01/01/2010 to 12/31/2010................................................     2.485864         2.914828           0
   01/01/2011 to 12/31/2011................................................     2.914828         2.598252           0
   01/01/2012 to 12/31/2012................................................     2.598252         2.907519           0
   01/01/2013 to 12/31/2013................................................     2.907519         3.820239           0
 BlackRock Diversified Sub-Account (Class B)
   05/01/2004 to 12/31/2004................................................    31.747219        34.117212           0
   01/01/2005 to 12/31/2005................................................    34.117212        34.386285           0
   01/01/2006 to 12/31/2006................................................    34.386285        37.160821           0
   01/01/2007 to 12/31/2007................................................    37.160821        38.466755           0
   01/01/2008 to 12/31/2008................................................    38.466755        28.290109           0
   01/01/2009 to 12/31/2009................................................    28.290109        32.444336           0
   01/01/2010 to 12/31/2010................................................    32.444336        34.764372           0
   01/01/2011 to 12/31/2011................................................    34.764372        35.300502           0
   01/01/2012 to 12/31/2012................................................    35.300502        38.787142           0
   01/01/2013 to 12/31/2013................................................    38.787142        45.728312           0
 BlackRock Global Tactical Strategies Sub-Account (Class B)
   04/30/2012 to 12/31/2012................................................     9.914063        10.193976           0
   01/01/2013 to 12/31/2013................................................    10.193976        11.022179           0
 BlackRock Large Cap Core Sub-Account
   04/30/2007 to 12/31/2007................................................     6.768414         6.799072           0
   01/01/2008 to 12/31/2008................................................     6.799072         4.177765           0
   01/01/2009 to 12/31/2009................................................     4.177765         4.881145           0
   01/01/2010 to 12/31/2010................................................     4.881145         5.380449           0
   01/01/2011 to 12/31/2011................................................     5.380449         5.287579           0
   01/01/2012 to 12/31/2012................................................     5.287579         5.877458           0
   01/01/2013 to 12/31/2013................................................     5.877458         7.736180           0

                                                                          AUV AT
                                                                       BEGINNING OF        AUV AT         ACCUM UNITS
                                                                          PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                      -------------- ------------------ --------------
 BlackRock Large Cap Sub-Account (previously BlackRock Large Cap Sub-
   Account)
   01/01/2004 to 12/31/2004..........................................     5.323306         5.770587              0
   01/01/2005 to 12/31/2005..........................................     5.770587         5.844259              0
   01/01/2006 to 12/31/2006..........................................     5.844259         6.521369              0
   01/01/2007 to 04/27/2007..........................................     6.521369         6.825799              0
 BlackRock Large Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004..........................................     1.056325         1.160695              0
   01/01/2005 to 12/31/2005..........................................     1.160695         1.201005              0
   01/01/2006 to 12/31/2006..........................................     1.201005         1.402492              0
   01/01/2007 to 12/31/2007..........................................     1.402492         1.417584              0
   01/01/2008 to 12/31/2008..........................................     1.417584         0.901598              0
   01/01/2009 to 12/31/2009..........................................     0.901598         0.981432              0
   01/01/2010 to 12/31/2010..........................................     0.981432         1.047872              0
   01/01/2011 to 12/31/2011..........................................     1.047872         1.048219              0
   01/01/2012 to 12/31/2012..........................................     1.048219         1.170875              0
   01/01/2013 to 12/31/2013..........................................     1.170875         1.512041              0
 BlackRock Large Cap Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004..........................................     1.047551         1.163534         16,889
   01/01/2005 to 12/31/2005..........................................     1.163534         1.205466         16,830
   01/01/2006 to 12/31/2006..........................................     1.205466         1.408589         16,224
   01/01/2007 to 12/31/2007..........................................     1.408589         1.425718         15,153
   01/01/2008 to 12/31/2008..........................................     1.425718         0.907759         20,025
   01/01/2009 to 12/31/2009..........................................     0.907759         0.989230         19,447
   01/01/2010 to 12/31/2010..........................................     0.989230         1.056947         18,839
   01/01/2011 to 12/31/2011..........................................     1.056947         1.058101         18,744
   01/01/2012 to 12/31/2012..........................................     1.058101         1.183661         17,546
   01/01/2013 to 12/31/2013..........................................     1.183661         1.530183         14,885
 BlackRock Money Market Sub-Account (Class B)
   01/01/2004 to 12/31/2004..........................................     1.950508         1.925813         36,414
   01/01/2005 to 12/31/2005..........................................     1.925813         1.937556         10,168
   01/01/2006 to 12/31/2006..........................................     1.937556         1.985733         10,260
   01/01/2007 to 12/31/2007..........................................     1.985733         2.039902         10,594
   01/01/2008 to 12/31/2008..........................................     2.039902         2.051369          8,861
   01/01/2009 to 12/31/2009..........................................     2.051369         2.015839          9,543
   01/01/2010 to 12/31/2010..........................................     2.015839         1.975920         10,077
   01/01/2011 to 12/31/2011..........................................     1.975920         1.936898         10,026
   01/01/2012 to 12/31/2012..........................................     1.936898         1.898334         10,940
   01/01/2013 to 12/31/2013..........................................     1.898334         1.860742         12,241
 Clarion Global Real Estate Sub-Account
   05/01/2004 to 12/31/2004..........................................     9.998356        12.782124              0
   01/01/2005 to 12/31/2005..........................................    12.782124        14.194452              0
   01/01/2006 to 12/31/2006..........................................    14.194452        19.143432            888
   01/01/2007 to 12/31/2007..........................................    19.143432        15.946665          4,086
   01/01/2008 to 12/31/2008..........................................    15.946665         9.116178          4,684
   01/01/2009 to 12/31/2009..........................................     9.116178        12.039417          4,498
   01/01/2010 to 12/31/2010..........................................    12.039417        13.701981          2,190
   01/01/2011 to 12/31/2011..........................................    13.701981        12.680842            862
   01/01/2012 to 12/31/2012..........................................    12.680842        15.658666            856
   01/01/2013 to 12/31/2013..........................................    15.658666        15.892778            850

                                                                                AUV AT
                                                                             BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                            -------------- ------------------ --------------
 ClearBridge Aggressive Growth Portfolio II Sub-Account (Class B) (formerly
   Janus Forty Sub-Account (Class B))
   04/30/2007 to 12/31/2007................................................   125.426928       153.248132           0
   01/01/2008 to 12/31/2008................................................   153.248132        87.121688           0
   01/01/2009 to 12/31/2009................................................    87.121688       121.993198           0
   01/01/2010 to 12/31/2010................................................   121.993198       130.815800           0
   01/01/2011 to 12/31/2011................................................   130.815800       118.555250           0
   01/01/2012 to 12/31/2012................................................   118.555250       142.358562           0
   01/01/2013 to 12/31/2013................................................   142.358562       179.708074           0
 ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class B) and before that Legg
   Mason Partners Aggressive Growth Sub-Account)
   01/01/2004 to 12/31/2004................................................     0.666195         0.708083           0
   01/01/2005 to 12/31/2005................................................     0.708083         0.788334           0
   01/01/2006 to 12/31/2006................................................     0.788334         0.759330           0
   01/01/2007 to 12/31/2007................................................     0.759330         0.761083           0
   01/01/2008 to 12/31/2008................................................     0.761083         0.454644           0
   01/01/2009 to 12/31/2009................................................     0.454644         0.592531           0
   01/01/2010 to 12/31/2010................................................     0.592531         0.718962           0
   01/01/2011 to 12/31/2011................................................     0.718962         0.727641           0
   01/01/2012 to 12/31/2012................................................     0.727641         0.845149           0
   01/01/2013 to 12/31/2013................................................     0.845149         1.206197           0
 ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class B) and before that Legg
   Mason Value Equity Sub-Account (Class B))
   05/01/2006 to 12/31/2006................................................     8.969191         9.577536           0
   01/01/2007 to 12/31/2007................................................     9.577536         8.832373           0
   01/01/2008 to 12/31/2008................................................     8.832373         3.928729           0
   01/01/2009 to 12/31/2009................................................     3.928729         5.313122           0
   01/01/2010 to 12/31/2010................................................     5.313122         5.589964           0
   01/01/2011 to 04/29/2011................................................     5.589964         5.932248           0
 ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class E))
   05/02/2011 to 12/31/2011................................................     0.599611         0.541746           0
   01/01/2012 to 12/31/2012................................................     0.541746         0.629548           0
   01/01/2013 to 12/31/2013................................................     0.629548         0.900020           0
 ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class E) and before that Legg
   Mason Value Equity Sub-Account (Class E))
   05/01/2006 to 12/31/2006................................................     0.904335         0.966040           0
   01/01/2007 to 12/31/2007................................................     0.966040         0.891779           0
   01/01/2008 to 12/31/2008................................................     0.891779         0.397012           0
   01/01/2009 to 12/31/2009................................................     0.397012         0.536879           0
   01/01/2010 to 12/31/2010................................................     0.536879         0.565062           0
   01/01/2011 to 04/29/2011................................................     0.565062         0.599710           0

                                                                         AUV AT
                                                                      BEGINNING OF        AUV AT         ACCUM UNITS
                                                                         PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                     -------------- ------------------ --------------
 Davis Venture Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004.........................................     2.698663         2.892945              0
   01/01/2005 to 12/31/2005.........................................     2.892945         3.119287              0
   01/01/2006 to 12/31/2006.........................................     3.119287         3.495569              0
   01/01/2007 to 12/31/2007.........................................     3.495569         3.574789              0
   01/01/2008 to 12/31/2008.........................................     3.574789         2.119052              0
   01/01/2009 to 12/31/2009.........................................     2.119052         2.734508              0
   01/01/2010 to 12/31/2010.........................................     2.734508         2.994301              0
   01/01/2011 to 12/31/2011.........................................     2.994301         2.809823              0
   01/01/2012 to 12/31/2012.........................................     2.809823         3.101365              0
   01/01/2013 to 12/31/2013.........................................     3.101365         4.054071              0
 Davis Venture Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004.........................................     2.655693         2.919016              0
   01/01/2005 to 12/31/2005.........................................     2.919016         3.151414              0
   01/01/2006 to 12/31/2006.........................................     3.151414         3.534201              0
   01/01/2007 to 12/31/2007.........................................     3.534201         3.617358              0
   01/01/2008 to 12/31/2008.........................................     3.617358         2.146486              0
   01/01/2009 to 12/31/2009.........................................     2.146486         2.773631              0
   01/01/2010 to 12/31/2010.........................................     2.773631         3.040008          4,167
   01/01/2011 to 12/31/2011.........................................     3.040008         2.855392              0
   01/01/2012 to 12/31/2012.........................................     2.855392         3.154026              0
   01/01/2013 to 12/31/2013.........................................     3.154026         4.128158              0
 Frontier Mid Cap Growth Sub-Account (Class B) (previously BlackRock
   Aggressive Growth Sub-Account (Class B))
   05/01/2004 to 12/31/2004.........................................    30.490081        33.669887              0
   01/01/2005 to 12/31/2005.........................................    33.669887        36.448314              0
   01/01/2006 to 12/31/2006.........................................    36.448314        38.039193              0
   01/01/2007 to 12/31/2007.........................................    38.039193        44.826570              0
   01/01/2008 to 12/31/2008.........................................    44.826570        23.795319              0
   01/01/2009 to 12/31/2009.........................................    23.795319        34.767305              0
   01/01/2010 to 12/31/2010.........................................    34.767305        39.189179              0
   01/01/2011 to 12/31/2011.........................................    39.189179        37.168235              0
   01/01/2012 to 12/31/2012.........................................    37.168235        40.323570              0
   01/01/2013 to 12/31/2013.........................................    40.323570        52.345121              0
 Harris Oakmark International Sub-Account (Class B)
   01/01/2004 to 12/31/2004.........................................     1.159838         1.370141              0
   01/01/2005 to 12/31/2005.........................................     1.370141         1.534299              0
   01/01/2006 to 12/31/2006.........................................     1.534299         1.937892              0
   01/01/2007 to 12/31/2007.........................................     1.937892         1.878061              0
   01/01/2008 to 12/31/2008.........................................     1.878061         1.088155              0
   01/01/2009 to 12/31/2009.........................................     1.088155         1.653906              0
   01/01/2010 to 12/31/2010.........................................     1.653906         1.887375              0
   01/01/2011 to 12/31/2011.........................................     1.887375         1.586318              0
   01/01/2012 to 12/31/2012.........................................     1.586318         2.009563              0
   01/01/2013 to 12/31/2013.........................................     2.009563         2.570367              0

                                                                                 AUV AT
                                                                              BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                 PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                             -------------- ------------------ --------------
 Harris Oakmark International Sub-Account (Class E)
   01/01/2004 to 12/31/2004.................................................   1.162207         1.374808                0
   01/01/2005 to 12/31/2005.................................................   1.374808         1.540026                0
   01/01/2006 to 12/31/2006.................................................   1.540026         1.947185            8,897
   01/01/2007 to 12/31/2007.................................................   1.947185         1.889333            8,855
   01/01/2008 to 12/31/2008.................................................   1.889333         1.095764            8,808
   01/01/2009 to 12/31/2009.................................................   1.095764         1.667667            8,743
   01/01/2010 to 12/31/2010.................................................   1.667667         1.904483           15,351
   01/01/2011 to 12/31/2011.................................................   1.904483         1.603231            8,633
   01/01/2012 to 12/31/2012.................................................   1.603231         2.031291            8,575
   01/01/2013 to 12/31/2013.................................................   2.031291         2.601308            8,522
 Invesco Balanced-Risk Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012.................................................   1.010614         1.043676                0
   01/01/2013 to 12/31/2013.................................................   1.043676         1.042048                0
 Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap
   Value Sub-Account (Class B))
   04/30/2012 to 12/31/2012.................................................   2.335766         2.391512                0
   01/01/2013 to 12/31/2013.................................................   2.391512         3.054576                0
 Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap
   Value Sub-Account (Class B) and before that Neuberger Berman Mid Cap
   Value Sub-Account)
   01/01/2004 to 12/31/2004.................................................   1.735700         2.086768                0
   01/01/2005 to 12/31/2005.................................................   2.086768         2.289560                0
   01/01/2006 to 12/31/2006.................................................   2.289560         2.495654                0
   01/01/2007 to 12/31/2007.................................................   2.495654         2.524009                0
   01/01/2008 to 12/31/2008.................................................   2.524009         1.299318                0
   01/01/2009 to 12/31/2009.................................................   1.299318         1.881622                0
   01/01/2010 to 12/31/2010.................................................   1.881622         2.324850            3,890
   01/01/2011 to 12/31/2011.................................................   2.324850         2.126802                0
   01/01/2012 to 04/27/2012.................................................   2.126802         2.347336                0
 Invesco Small Cap Growth Sub-account
   01/01/2004 to 12/31/2004.................................................   1.144844         1.194293                0
   01/01/2005 to 12/31/2005.................................................   1.194293         1.267482                0
   01/01/2006 to 12/31/2006.................................................   1.267482         1.418660                0
   01/01/2007 to 12/31/2007.................................................   1.418660         1.544356                0
   01/01/2008 to 12/31/2008.................................................   1.544356         0.927435                0
   01/01/2009 to 12/31/2009.................................................   0.927435         1.216516                0
   01/01/2010 to 12/31/2010.................................................   1.216516         1.504663                0
   01/01/2011 to 12/31/2011.................................................   1.504663         1.458980                0
   01/01/2012 to 12/31/2012.................................................   1.458980         1.690637                0
   01/01/2013 to 12/31/2013.................................................   1.690637         2.322964                0
 Jennison Growth Sub-Account (Class B)
   05/01/2005 to 12/31/2005.................................................   0.394860         0.472427                0
   01/01/2006 to 12/31/2006.................................................   0.472427         0.474784                0
   01/01/2007 to 12/31/2007.................................................   0.474784         0.518329                0
   01/01/2008 to 12/31/2008.................................................   0.518329         0.322359                0
   01/01/2009 to 12/31/2009.................................................   0.322359         0.440987                0
   01/01/2010 to 12/31/2010.................................................   0.440987         0.481164                0
   01/01/2011 to 12/31/2011.................................................   0.481164         0.472701                0
   01/01/2012 to 12/31/2012.................................................   0.472701         0.535370                0
   01/01/2013 to 12/31/2013.................................................   0.535370         0.717532                0

                                                                                 AUV AT
                                                                              BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                 PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                             -------------- ------------------ --------------
 Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital
   Appreciation Sub-Account)
   05/01/2005 to 12/31/2005.................................................     7.748987         8.380577           0
   01/01/2006 to 12/31/2006.................................................     8.380577         8.840718           0
   01/01/2007 to 12/31/2007.................................................     8.840718         9.902842           0
   01/01/2008 to 12/31/2008.................................................     9.902842         5.247025           0
   01/01/2009 to 12/31/2009.................................................     5.247025         7.390820           0
   01/01/2010 to 12/31/2010.................................................     7.390820         7.925291           0
   01/01/2011 to 12/31/2011.................................................     7.925291         7.661421           0
   01/01/2012 to 04/27/2012.................................................     7.661421         8.602254           0
 Jennison Growth Sub-Account (Class B) (previously Met/Putnam Voyager Sub-
   Account (Class B))
   05/01/2004 to 12/31/2004.................................................     0.412516         0.428939           0
   01/01/2005 to 04/30/2005.................................................     0.428939         0.390152           0
 Jennison Growth Sub-Account (Class E)
   05/01/2005 to 12/31/2005.................................................     0.395135         0.473440           0
   01/01/2006 to 12/31/2006.................................................     0.473440         0.476150           0
   01/01/2007 to 12/31/2007.................................................     0.476150         0.520544           0
   01/01/2008 to 12/31/2008.................................................     0.520544         0.323598           0
   01/01/2009 to 12/31/2009.................................................     0.323598         0.443694           0
   01/01/2010 to 12/31/2010.................................................     0.443694         0.484673           0
   01/01/2011 to 12/31/2011.................................................     0.484673         0.476554           0
   01/01/2012 to 12/31/2012.................................................     0.476554         0.539836           0
   01/01/2013 to 12/31/2013.................................................     0.539836         0.724423           0
 Jennison Growth Sub-Account (Class E) (previously Met/Putnam Voyager Sub-
   Account (Class E))
   01/01/2004 to 12/31/2004.................................................     0.418122         0.428946           0
   01/01/2005 to 04/30/2005.................................................     0.428946         0.394035           0
 JPMorgan Global Active Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012.................................................     1.012668         1.045714           0
   01/01/2013 to 12/31/2013.................................................     1.045714         1.137624           0
 Loomis Sayles Global Markets Sub-Account (Class B)
   04/29/2013 to 12/31/2013.................................................    12.635203        13.830511           0
 Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin
   Income Sub-Account (Class B))
   04/28/2008 to 12/31/2008.................................................     9.997808         7.953452           0
   01/01/2009 to 12/31/2009.................................................     7.953452         9.965494           0
   01/01/2010 to 12/31/2010.................................................     9.965494        10.922891           0
   01/01/2011 to 12/31/2011.................................................    10.922891        10.935571           0
   01/01/2012 to 12/31/2012.................................................    10.935571        12.056927           0
   01/01/2013 to 04/26/2013.................................................    12.056927        12.561482           0
 Loomis Sayles Small Cap Core Sub-Account (Class B)
   05/01/2004 to 12/31/2004.................................................     2.205321         2.488969           0
   01/01/2005 to 12/31/2005.................................................     2.488969         2.602723           0
   01/01/2006 to 12/31/2006.................................................     2.602723         2.969603           0
   01/01/2007 to 12/31/2007.................................................     2.969603         3.248832           0
   01/01/2008 to 12/31/2008.................................................     3.248832         2.036109           0
   01/01/2009 to 12/31/2009.................................................     2.036109         2.593075           0
   01/01/2010 to 12/31/2010.................................................     2.593075         3.233368           0
   01/01/2011 to 12/31/2011.................................................     3.233368         3.180202           0
   01/01/2012 to 12/31/2012.................................................     3.180202         3.561646           0
   01/01/2013 to 12/31/2013.................................................     3.561646         4.911543           0

                                                        AUV AT
                                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                    -------------- ------------------ --------------
 Loomis Sayles Small Cap Core Sub-Account (Class E)
   01/01/2004 to 12/31/2004........................   2.201601         2.507602                0
   01/01/2005 to 12/31/2005........................   2.507602         2.624536                0
   01/01/2006 to 12/31/2006........................   2.624536         2.997363                0
   01/01/2007 to 12/31/2007........................   2.997363         3.282314                0
   01/01/2008 to 12/31/2008........................   3.282314         2.059162                0
   01/01/2009 to 12/31/2009........................   2.059162         2.624934                0
   01/01/2010 to 12/31/2010........................   2.624934         3.276451                0
   01/01/2011 to 12/31/2011........................   3.276451         3.225846                0
   01/01/2012 to 12/31/2012........................   3.225846         3.616290                0
   01/01/2013 to 12/31/2013........................   3.616290         4.991926                0
 Loomis Sayles Small Cap Growth Sub-Account
   01/01/2004 to 12/31/2004........................   0.875959         0.954277                0
   01/01/2005 to 12/31/2005........................   0.954277         0.976511                0
   01/01/2006 to 12/31/2006........................   0.976511         1.050265                0
   01/01/2007 to 12/31/2007........................   1.050265         1.073770                0
   01/01/2008 to 12/31/2008........................   1.073770         0.617672                0
   01/01/2009 to 12/31/2009........................   0.617672         0.785110                0
   01/01/2010 to 12/31/2010........................   0.785110         1.010819                0
   01/01/2011 to 12/31/2011........................   1.010819         1.018044                0
   01/01/2012 to 12/31/2012........................   1.018044         1.106481                0
   01/01/2013 to 12/31/2013........................   1.106481         1.609303                0
 Lord Abbett Bond Debenture Sub-Account
   01/01/2004 to 12/31/2004........................   1.508214         1.598999                0
   01/01/2005 to 12/31/2005........................   1.598999         1.590830                0
   01/01/2006 to 12/31/2006........................   1.590830         1.702066                0
   01/01/2007 to 12/31/2007........................   1.702066         1.777451           16,542
   01/01/2008 to 12/31/2008........................   1.777451         1.418053           16,542
   01/01/2009 to 12/31/2009........................   1.418053         1.901124           16,542
   01/01/2010 to 12/31/2010........................   1.901124         2.105108            8,601
   01/01/2011 to 12/31/2011........................   2.105108         2.155533                0
   01/01/2012 to 12/31/2012........................   2.155533         2.386163                0
   01/01/2013 to 12/31/2013........................   2.386163         2.525538                0
 Met/Artisan Mid Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004........................   2.819611         3.047524                0
   01/01/2005 to 12/31/2005........................   3.047524         3.277353                0
   01/01/2006 to 12/31/2006........................   3.277353         3.603719                0
   01/01/2007 to 12/31/2007........................   3.603719         3.282074                0
   01/01/2008 to 12/31/2008........................   3.282074         1.732791                0
   01/01/2009 to 12/31/2009........................   1.732791         2.398216                0
   01/01/2010 to 12/31/2010........................   2.398216         2.697727                0
   01/01/2011 to 12/31/2011........................   2.697727         2.816051                0
   01/01/2012 to 12/31/2012........................   2.816051         3.079652                0
   01/01/2013 to 12/31/2013........................   3.079652         4.120794                0

                                                                            AUV AT
                                                                         BEGINNING OF        AUV AT         ACCUM UNITS
                                                                            PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                        -------------- ------------------ --------------
 Met/Artisan Mid Cap Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004............................................     2.889418         3.108792         7,320
   01/01/2005 to 12/31/2005............................................     3.108792         3.346457         8,555
   01/01/2006 to 12/31/2006............................................     3.346457         3.683397         7,935
   01/01/2007 to 12/31/2007............................................     3.683397         3.357988             0
   01/01/2008 to 12/31/2008............................................     3.357988         1.774630             0
   01/01/2009 to 12/31/2009............................................     1.774630         2.458519             0
   01/01/2010 to 12/31/2010............................................     2.458519         2.768275             0
   01/01/2011 to 12/31/2011............................................     2.768275         2.892611             0
   01/01/2012 to 12/31/2012............................................     2.892611         3.166567             0
   01/01/2013 to 12/31/2013............................................     3.166567         4.241455             0
 Met/Franklin Low Duration Total Return Sub-Account
   05/02/2011 to 12/31/2011............................................     9.987262         9.727418             0
   01/01/2012 to 12/31/2012............................................     9.727418         9.953093             0
   01/01/2013 to 12/31/2013............................................     9.953093         9.869245             0
 MetLife Aggressive Strategy Sub-Account
   05/02/2011 to 12/31/2011............................................    11.729859        10.005740             0
   01/01/2012 to 12/31/2012............................................    10.005740        11.448454             0
   01/01/2013 to 12/31/2013............................................    11.448454        14.533069             0
 MetLife Aggressive Strategy Sub-Account (previously MetLife Aggressive
   Allocation Sub-Account )
   05/01/2005 to 12/31/2005............................................     9.998356        11.105793             0
   01/01/2006 to 12/31/2006............................................    11.105793        12.591182             0
   01/01/2007 to 12/31/2007............................................    12.591182        12.743909             0
   01/01/2008 to 12/31/2008............................................    12.743909         7.438255             0
   01/01/2009 to 12/31/2009............................................     7.438255         9.586847             0
   01/01/2010 to 12/31/2010............................................     9.586847        10.871608             0
   01/01/2011 to 04/29/2011............................................    10.871608        11.765635             0
 MetLife Balanced Plus Sub-Account
   04/30/2012 to 12/31/2012............................................     9.940857        10.360261             0
   01/01/2013 to 12/31/2013............................................    10.360261        11.613582             0
 MetLife Conservative Allocation Sub-Account
   05/01/2005 to 12/31/2005............................................     9.998356        10.258346             0
   01/01/2006 to 12/31/2006............................................    10.258346        10.748706             0
   01/01/2007 to 12/31/2007............................................    10.748706        11.121648             0
   01/01/2008 to 12/31/2008............................................    11.121648         9.332420             0
   01/01/2009 to 12/31/2009............................................     9.332420        11.025256             0
   01/01/2010 to 12/31/2010............................................    11.025256        11.893314             0
   01/01/2011 to 12/31/2011............................................    11.893314        12.037521             0
   01/01/2012 to 12/31/2012............................................    12.037521        12.880934             0
   01/01/2013 to 12/31/2013............................................    12.880934        13.167031             0
 MetLife Conservative to Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005............................................     9.998356        10.475403             0
   01/01/2006 to 12/31/2006............................................    10.475403        11.236068             0
   01/01/2007 to 12/31/2007............................................    11.236068        11.542222             0
   01/01/2008 to 12/31/2008............................................    11.542222         8.869808             0
   01/01/2009 to 12/31/2009............................................     8.869808        10.752727             0
   01/01/2010 to 12/31/2010............................................    10.752727        11.754767             0
   01/01/2011 to 12/31/2011............................................    11.754767        11.643373             0
   01/01/2012 to 12/31/2012............................................    11.643373        12.719620             0
   01/01/2013 to 12/31/2013............................................    12.719620        13.829870             0
 MetLife Growth Strategy Sub-Account (Class B)
   04/29/2013 to 12/31/2013............................................    11.284122        12.810885             0

                                                                            AUV AT
                                                                         BEGINNING OF        AUV AT         ACCUM UNITS
                                                                            PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                        -------------- ------------------ --------------
 MetLife Growth Strategy Sub-Account (Class B) (previously Met/Franklin
   Templeton Founding Strategy Sub-Account (Class B))
   04/28/2008 to 12/31/2008............................................     9.997808         7.004603              0
   01/01/2009 to 12/31/2009............................................     7.004603         8.826233              0
   01/01/2010 to 12/31/2010............................................     8.826233         9.520657              0
   01/01/2011 to 12/31/2011............................................     9.520657         9.168208              0
   01/01/2012 to 12/31/2012............................................     9.168208        10.434613              0
   01/01/2013 to 04/26/2013............................................    10.434613        11.212020              0
 MetLife Mid Cap Stock Index Sub-Account
   01/01/2004 to 12/31/2004............................................     1.120104         1.270455              0
   01/01/2005 to 12/31/2005............................................     1.270455         1.395077              0
   01/01/2006 to 12/31/2006............................................     1.395077         1.501896              0
   01/01/2007 to 12/31/2007............................................     1.501896         1.582642              0
   01/01/2008 to 12/31/2008............................................     1.582642         0.986884              0
   01/01/2009 to 12/31/2009............................................     0.986884         1.323089              0
   01/01/2010 to 12/31/2010............................................     1.323089         1.634043              0
   01/01/2011 to 12/31/2011............................................     1.634043         1.566712              0
   01/01/2012 to 12/31/2012............................................     1.566712         1.801632              0
   01/01/2013 to 12/31/2013............................................     1.801632         2.345741              0
 MetLife Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005............................................     9.998356        10.705282              0
   01/01/2006 to 12/31/2006............................................    10.705282        11.736267              0
   01/01/2007 to 12/31/2007............................................    11.736267        12.002559              0
   01/01/2008 to 12/31/2008............................................    12.002559         8.395648              0
   01/01/2009 to 12/31/2009............................................     8.395648        10.412715              0
   01/01/2010 to 12/31/2010............................................    10.412715        11.550962              0
   01/01/2011 to 12/31/2011............................................    11.550962        11.167718              0
   01/01/2012 to 12/31/2012............................................    11.167718        12.394782              0
   01/01/2013 to 12/31/2013............................................    12.394782        14.334379              0
 MetLife Moderate to Aggressive Allocation Sub-Account
   05/01/2005 to 12/31/2005............................................     9.998356        10.930238              0
   01/01/2006 to 12/31/2006............................................    10.930238        12.237564              0
   01/01/2007 to 12/31/2007............................................    12.237564        12.455699              0
   01/01/2008 to 12/31/2008............................................    12.455699         7.921111              0
   01/01/2009 to 12/31/2009............................................     7.921111        10.023192              0
   01/01/2010 to 12/31/2010............................................    10.023192        11.269006              0
   01/01/2011 to 12/31/2011............................................    11.269006        10.629630              0
   01/01/2012 to 12/31/2012............................................    10.629630        12.021084              0
   01/01/2013 to 12/31/2013............................................    12.021084        14.647756              0
 MetLife Multi-Index Targeted Risk Sub-Account (Class B)
   04/29/2013 to 12/31/2013............................................    10.765806        11.211664              0
 MetLife Stock Index Sub-Account
   01/01/2004 to 12/31/2004............................................     3.113107         3.364950          6,757
   01/01/2005 to 12/31/2005............................................     3.364950         3.442842          8,315
   01/01/2006 to 12/31/2006............................................     3.442842         3.887365          7,484
   01/01/2007 to 12/31/2007............................................     3.887365         3.999512          6,384
   01/01/2008 to 12/31/2008............................................     3.999512         2.459423          6,997
   01/01/2009 to 12/31/2009............................................     2.459423         3.035595          7,117
   01/01/2010 to 12/31/2010............................................     3.035595         3.406687          2,652
   01/01/2011 to 12/31/2011............................................     3.406687         3.393975              0
   01/01/2012 to 12/31/2012............................................     3.393975         3.839658              0
   01/01/2013 to 12/31/2013............................................     3.839658         4.956683              0

                                                                                              AUV AT
                                                                                           BEGINNING OF
                                                                                              PERIOD
                                                                                          --------------
 MFS(Reg. TM) Investors Trust Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................................   7.462424
   01/01/2005 to 12/31/2005..............................................................   8.239533
   01/01/2006 to 04/30/2006..............................................................   8.634287
 MFS(Reg. TM) Investors Trust Sub-Account (Class E)
   01/01/2004 to 12/31/2004..............................................................   0.760051
   01/01/2005 to 12/31/2005..............................................................   0.828979
   01/01/2006 to 04/30/2006..............................................................   0.870418
 MFS(Reg. TM) Investors Trust Sub-Account (previously MFS(Reg. TM) Research Managers Sub-
   Account)
   01/01/2004 to 04/30/2004..............................................................   0.777952
 MFS(Reg. TM) Research International Sub-Account
   01/01/2004 to 12/31/2004..............................................................   0.943663
   01/01/2005 to 12/31/2005..............................................................   1.105847
   01/01/2006 to 12/31/2006..............................................................   1.262034
   01/01/2007 to 12/31/2007..............................................................   1.565737
   01/01/2008 to 12/31/2008..............................................................   1.738529
   01/01/2009 to 12/31/2009..............................................................   0.982080
   01/01/2010 to 12/31/2010..............................................................   1.266497
   01/01/2011 to 12/31/2011..............................................................   1.383018
   01/01/2012 to 12/31/2012..............................................................   1.210426
   01/01/2013 to 12/31/2013..............................................................   1.384551
 MFS(Reg. TM) Total Return Sub-Account
   05/01/2004 to 12/31/2004..............................................................   3.319673
   01/01/2005 to 12/31/2005..............................................................   3.595305
   01/01/2006 to 12/31/2006..............................................................   3.624784
   01/01/2007 to 12/31/2007..............................................................   3.977223
   01/01/2008 to 12/31/2008..............................................................   4.058554
   01/01/2009 to 12/31/2009..............................................................   3.088939
   01/01/2010 to 12/31/2010..............................................................   3.581972
   01/01/2011 to 12/31/2011..............................................................   3.855088
   01/01/2012 to 12/31/2012..............................................................   3.860500
   01/01/2013 to 12/31/2013..............................................................   4.211544
 MFS(Reg. TM) Total Return Sub-Account (previously Balanced Sub-Account)
   01/01/2004 to 04/30/2004..............................................................   1.398391
 MFS(Reg. TM) Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................................   1.174162
   01/01/2005 to 12/31/2005..............................................................   1.262051
   01/01/2006 to 12/31/2006..............................................................   1.216714
   01/01/2007 to 12/31/2007..............................................................   1.405441
   01/01/2008 to 12/31/2008..............................................................   1.322000
   01/01/2009 to 12/31/2009..............................................................   0.859026
   01/01/2010 to 12/31/2010..............................................................   1.015342
   01/01/2011 to 12/31/2011..............................................................   1.106509
   01/01/2012 to 12/31/2012..............................................................   1.091573
   01/01/2013 to 12/31/2013..............................................................   1.244435



                                                                                                AUV AT         ACCUM UNITS
                                                                                           ENDING OF PERIOD   END OF PERIOD
                                                                                          ------------------ --------------
 MFS(Reg. TM) Investors Trust Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................................     8.239533                 0
   01/01/2005 to 12/31/2005..............................................................     8.634287                 0
   01/01/2006 to 04/30/2006..............................................................     9.006555                 0
 MFS(Reg. TM) Investors Trust Sub-Account (Class E)
   01/01/2004 to 12/31/2004..............................................................     0.828979                 0
   01/01/2005 to 12/31/2005..............................................................     0.870418                 0
   01/01/2006 to 04/30/2006..............................................................     0.908242                 0
 MFS(Reg. TM) Investors Trust Sub-Account (previously MFS(Reg. TM) Research Managers Sub-
   Account)
   01/01/2004 to 04/30/2004..............................................................     0.790475                 0
 MFS(Reg. TM) Research International Sub-Account
   01/01/2004 to 12/31/2004..............................................................     1.105847                 0
   01/01/2005 to 12/31/2005..............................................................     1.262034                 0
   01/01/2006 to 12/31/2006..............................................................     1.565737                 0
   01/01/2007 to 12/31/2007..............................................................     1.738529            29,374
   01/01/2008 to 12/31/2008..............................................................     0.982080            34,602
   01/01/2009 to 12/31/2009..............................................................     1.266497            34,354
   01/01/2010 to 12/31/2010..............................................................     1.383018            10,509
   01/01/2011 to 12/31/2011..............................................................     1.210426                 0
   01/01/2012 to 12/31/2012..............................................................     1.384551                 0
   01/01/2013 to 12/31/2013..............................................................     1.618490                 0
 MFS(Reg. TM) Total Return Sub-Account
   05/01/2004 to 12/31/2004..............................................................     3.595305           250,642
   01/01/2005 to 12/31/2005..............................................................     3.624784             5,447
   01/01/2006 to 12/31/2006..............................................................     3.977223             5,425
   01/01/2007 to 12/31/2007..............................................................     4.058554             5,323
   01/01/2008 to 12/31/2008..............................................................     3.088939             5,885
   01/01/2009 to 12/31/2009..............................................................     3.581972             5,371
   01/01/2010 to 12/31/2010..............................................................     3.855088             5,165
   01/01/2011 to 12/31/2011..............................................................     3.860500             5,139
   01/01/2012 to 12/31/2012..............................................................     4.211544             4,931
   01/01/2013 to 12/31/2013..............................................................     4.900110             4,648
 MFS(Reg. TM) Total Return Sub-Account (previously Balanced Sub-Account)
   01/01/2004 to 04/30/2004..............................................................     1.383449            13,502
 MFS(Reg. TM) Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................................     1.262051                 0
   01/01/2005 to 12/31/2005..............................................................     1.216714                 0
   01/01/2006 to 12/31/2006..............................................................     1.405441                 0
   01/01/2007 to 12/31/2007..............................................................     1.322000                 0
   01/01/2008 to 12/31/2008..............................................................     0.859026                 0
   01/01/2009 to 12/31/2009..............................................................     1.015342                 0
   01/01/2010 to 12/31/2010..............................................................     1.106509                 0
   01/01/2011 to 12/31/2011..............................................................     1.091573                 0
   01/01/2012 to 12/31/2012..............................................................     1.244435                 0
   01/01/2013 to 12/31/2013..............................................................     1.651447                 0

                                                                                       AUV AT
                                                                                    BEGINNING OF
                                                                                       PERIOD
                                                                                   --------------
 MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
   (Class B))
   05/01/2004 to 12/31/2004.......................................................   2.154053
   01/01/2005 to 12/31/2005.......................................................   2.420078
   01/01/2006 to 12/31/2006.......................................................   2.619758
   01/01/2007 to 12/31/2007.......................................................   2.867462
   01/01/2008 to 12/31/2008.......................................................   2.921095
   01/01/2009 to 12/31/2009.......................................................   1.743542
   01/01/2010 to 12/31/2010.......................................................   2.076217
   01/01/2011 to 12/31/2011.......................................................   2.325699
   01/01/2012 to 12/31/2012.......................................................   2.134183
   01/01/2013 to 04/26/2013.......................................................   2.415317
 MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
   Sub-Account (Class B))
   04/28/2008 to 12/31/2008.......................................................   9.997808
   01/01/2009 to 12/31/2009.......................................................   6.572873
   01/01/2010 to 12/31/2010.......................................................   8.045949
   01/01/2011 to 12/31/2011.......................................................   8.756079
   01/01/2012 to 12/31/2012.......................................................   8.536101
   01/01/2013 to 04/26/2013.......................................................   9.530487
 MFS(Reg. TM) Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004.......................................................   1.163845
   01/01/2005 to 12/31/2005.......................................................   1.269538
   01/01/2006 to 12/31/2006.......................................................   1.225273
   01/01/2007 to 12/31/2007.......................................................   1.416466
   01/01/2008 to 12/31/2008.......................................................   1.333724
   01/01/2009 to 12/31/2009.......................................................   0.867848
   01/01/2010 to 12/31/2010.......................................................   1.026500
   01/01/2011 to 12/31/2011.......................................................   1.119415
   01/01/2012 to 12/31/2012.......................................................   1.106136
   01/01/2013 to 12/31/2013.......................................................   1.261851
 MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
   (Class E))
   01/01/2004 to 12/31/2004.......................................................   2.194107
   01/01/2005 to 12/31/2005.......................................................   2.442214
   01/01/2006 to 12/31/2006.......................................................   2.646029
   01/01/2007 to 12/31/2007.......................................................   2.899017
   01/01/2008 to 12/31/2008.......................................................   2.956140
   01/01/2009 to 12/31/2009.......................................................   1.766455
   01/01/2010 to 12/31/2010.......................................................   2.106487
   01/01/2011 to 12/31/2011.......................................................   2.362064
   01/01/2012 to 12/31/2012.......................................................   2.169566
   01/01/2013 to 04/26/2013.......................................................   2.457873
 Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010.......................................................   1.189517
   01/01/2011 to 12/31/2011.......................................................   1.376040
   01/01/2012 to 12/31/2012.......................................................   1.255476
   01/01/2013 to 12/31/2013.......................................................   1.344699
 Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap
   Opportunities Sub-Account)
   01/01/2004 to 04/30/2004.......................................................   1.124118



                                                                                         AUV AT         ACCUM UNITS
                                                                                    ENDING OF PERIOD   END OF PERIOD
                                                                                   ------------------ --------------
 MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
   (Class B))
   05/01/2004 to 12/31/2004.......................................................       2.420078           0
   01/01/2005 to 12/31/2005.......................................................       2.619758           0
   01/01/2006 to 12/31/2006.......................................................       2.867462           0
   01/01/2007 to 12/31/2007.......................................................       2.921095           0
   01/01/2008 to 12/31/2008.......................................................       1.743542           0
   01/01/2009 to 12/31/2009.......................................................       2.076217           0
   01/01/2010 to 12/31/2010.......................................................       2.325699           0
   01/01/2011 to 12/31/2011.......................................................       2.134183           0
   01/01/2012 to 12/31/2012.......................................................       2.415317           0
   01/01/2013 to 04/26/2013.......................................................       2.654090           0
 MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
   Sub-Account (Class B))
   04/28/2008 to 12/31/2008.......................................................       6.572873           0
   01/01/2009 to 12/31/2009.......................................................       8.045949           0
   01/01/2010 to 12/31/2010.......................................................       8.756079           0
   01/01/2011 to 12/31/2011.......................................................       8.536101           0
   01/01/2012 to 12/31/2012.......................................................       9.530487           0
   01/01/2013 to 04/26/2013.......................................................      10.419908           0
 MFS(Reg. TM) Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004.......................................................       1.269538           0
   01/01/2005 to 12/31/2005.......................................................       1.225273           0
   01/01/2006 to 12/31/2006.......................................................       1.416466           0
   01/01/2007 to 12/31/2007.......................................................       1.333724           0
   01/01/2008 to 12/31/2008.......................................................       0.867848           0
   01/01/2009 to 12/31/2009.......................................................       1.026500           0
   01/01/2010 to 12/31/2010.......................................................       1.119415           0
   01/01/2011 to 12/31/2011.......................................................       1.106136           0
   01/01/2012 to 12/31/2012.......................................................       1.261851           0
   01/01/2013 to 12/31/2013.......................................................       1.677626           0
 MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
   (Class E))
   01/01/2004 to 12/31/2004.......................................................       2.442214           0
   01/01/2005 to 12/31/2005.......................................................       2.646029           0
   01/01/2006 to 12/31/2006.......................................................       2.899017           0
   01/01/2007 to 12/31/2007.......................................................       2.956140           0
   01/01/2008 to 12/31/2008.......................................................       1.766455           0
   01/01/2009 to 12/31/2009.......................................................       2.106487           0
   01/01/2010 to 12/31/2010.......................................................       2.362064           0
   01/01/2011 to 12/31/2011.......................................................       2.169566           0
   01/01/2012 to 12/31/2012.......................................................       2.457873           0
   01/01/2013 to 04/26/2013.......................................................       2.701812           0
 Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010.......................................................       1.376040           0
   01/01/2011 to 12/31/2011.......................................................       1.255476           0
   01/01/2012 to 12/31/2012.......................................................       1.344699           0
   01/01/2013 to 12/31/2013.......................................................       1.832451           0
 Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap
   Opportunities Sub-Account)
   01/01/2004 to 04/30/2004.......................................................       1.111747           0

                                                                                AUV AT
                                                                             BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                            -------------- ------------------ --------------
 Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap
   Opportunities Sub-Account and before that Janus Mid Cap Sub-Account))
   01/01/2004 to 12/31/2004................................................   1.374567         1.573986             0
   01/01/2005 to 12/31/2005................................................   1.573986         1.645715             0
   01/01/2006 to 12/31/2006................................................   1.645715         1.799673             0
   01/01/2007 to 12/31/2007................................................   1.799673         1.906904             0
   01/01/2008 to 12/31/2008................................................   1.906904         0.832960             0
   01/01/2009 to 12/31/2009................................................   0.832960         1.090245             0
   01/01/2010 to 04/30/2010................................................   1.090245         1.177657             0
 MSCI EAFE(Reg. TM) Index Sub-Account
   01/01/2004 to 12/31/2004................................................   0.916841         1.071828             0
   01/01/2005 to 12/31/2005................................................   1.071828         1.186538             0
   01/01/2006 to 12/31/2006................................................   1.186538         1.459077             0
   01/01/2007 to 12/31/2007................................................   1.459077         1.580475             0
   01/01/2008 to 12/31/2008................................................   1.580475         0.895362             0
   01/01/2009 to 12/31/2009................................................   0.895362         1.125896             0
   01/01/2010 to 12/31/2010................................................   1.125896         1.190946             0
   01/01/2011 to 12/31/2011................................................   1.190946         1.019733             0
   01/01/2012 to 12/31/2012................................................   1.019733         1.179584             0
   01/01/2013 to 12/31/2013................................................   1.179584         1.405062             0
 Neuberger Berman Genesis Sub-account (previously BlackRock Strategic Value
   Sub-Account (Class B))
   05/01/2004 to 12/31/2004................................................   1.574532         1.764366             0
   01/01/2005 to 12/31/2005................................................   1.764366         1.797152             0
   01/01/2006 to 12/31/2006................................................   1.797152         2.051324             0
   01/01/2007 to 12/31/2007................................................   2.051324         1.936260             0
   01/01/2008 to 12/31/2008................................................   1.936260         1.166077             0
   01/01/2009 to 12/31/2009................................................   1.166077         1.289674             0
   01/01/2010 to 12/31/2010................................................   1.289674         1.533945             0
   01/01/2011 to 12/31/2011................................................   1.533945         1.586433             0
   01/01/2012 to 12/31/2012................................................   1.586433         1.706508             0
   01/01/2013 to 12/31/2013................................................   1.706508         2.311529             0
 Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap
   Sub-Account (Class B))
   01/01/2004 to 12/31/2004................................................   1.186679         1.330636             0
   01/01/2005 to 12/31/2005................................................   1.330636         1.409478             0
   01/01/2006 to 12/31/2006................................................   1.409478         1.584402             0
   01/01/2007 to 12/31/2007................................................   1.584402         1.510768             0
   01/01/2008 to 12/31/2008................................................   1.510768         0.913605             0
   01/01/2009 to 12/31/2009................................................   0.913605         1.224720             0
   01/01/2010 to 12/31/2010................................................   1.224720         1.474907             0
   01/01/2011 to 12/31/2011................................................   1.474907         1.369476             0
   01/01/2012 to 12/31/2012................................................   1.369476         1.413162             0
   01/01/2013 to 04/26/2013................................................   1.413162         1.529337             0

                                                                                AUV AT
                                                                             BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                            -------------- ------------------ --------------
 Neuberger Berman Genesis Sub-account (previously BlackRock Strategic Value
   Sub-Account (Class E))
   01/01/2004 to 12/31/2004................................................     1.566922         1.768749              0
   01/01/2005 to 12/31/2005................................................     1.768749         1.802423              0
   01/01/2006 to 12/31/2006................................................     1.802423         2.060858              0
   01/01/2007 to 12/31/2007................................................     2.060858         1.947570              0
   01/01/2008 to 12/31/2008................................................     1.947570         1.173927              0
   01/01/2009 to 12/31/2009................................................     1.173927         1.299356              0
   01/01/2010 to 12/31/2010................................................     1.299356         1.546870              0
   01/01/2011 to 12/31/2011................................................     1.546870         1.600586              0
   01/01/2012 to 12/31/2012................................................     1.600586         1.724061              0
   01/01/2013 to 12/31/2013................................................     1.724061         2.338417              0
 Oppenheimer Global Equity Sub-Account (Class B)
   05/01/2004 to 12/31/2004................................................    12.215636        14.035159              0
   01/01/2005 to 12/31/2005................................................    14.035159        15.956500              0
   01/01/2006 to 12/31/2006................................................    15.956500        18.198977              0
   01/01/2007 to 12/31/2007................................................    18.198977        18.953574              0
   01/01/2008 to 12/31/2008................................................    18.953574        11.042416              0
   01/01/2009 to 12/31/2009................................................    11.042416        15.131762              0
   01/01/2010 to 12/31/2010................................................    15.131762        17.194680              0
   01/01/2011 to 12/31/2011................................................    17.194680        15.438072              0
   01/01/2012 to 12/31/2012................................................    15.438072        18.334900              0
   01/01/2013 to 12/31/2013................................................    18.334900        22.844756              0
 Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton
   Growth Sub-Account (Class B))
   04/28/2008 to 12/31/2008................................................     9.997808         6.542150              0
   01/01/2009 to 12/31/2009................................................     6.542150         8.504455              0
   01/01/2010 to 12/31/2010................................................     8.504455         8.974582              0
   01/01/2011 to 12/31/2011................................................     8.974582         8.190443              0
   01/01/2012 to 12/31/2012................................................     8.190443         9.810735              0
   01/01/2013 to 04/26/2013................................................     9.810735        10.409957              0
 PIMCO Inflation Protection Bond Sub-Account
   05/01/2006 to 12/31/2006................................................    10.799124        10.861374              0
   01/01/2007 to 12/31/2007................................................    10.861374        11.794647              0
   01/01/2008 to 12/31/2008................................................    11.794647        10.764016              0
   01/01/2009 to 12/31/2009................................................    10.764016        12.455249              0
   01/01/2010 to 12/31/2010................................................    12.455249        13.156186          1,381
   01/01/2011 to 12/31/2011................................................    13.156186        14.333177              0
   01/01/2012 to 12/31/2012................................................    14.333177        15.330728              0
   01/01/2013 to 12/31/2013................................................    15.330728        13.633315              0
 PIMCO Total Return Sub-Account
   01/01/2004 to 12/31/2004................................................     1.148048         1.181301              0
   01/01/2005 to 12/31/2005................................................     1.181301         1.183999              0
   01/01/2006 to 12/31/2006................................................     1.183999         1.213051              0
   01/01/2007 to 12/31/2007................................................     1.213051         1.278841              0
   01/01/2008 to 12/31/2008................................................     1.278841         1.258590              0
   01/01/2009 to 12/31/2009................................................     1.258590         1.456091         16,244
   01/01/2010 to 12/31/2010................................................     1.456091         1.543879         28,469
   01/01/2011 to 12/31/2011................................................     1.543879         1.561358         16,437
   01/01/2012 to 12/31/2012................................................     1.561358         1.672155         16,677
   01/01/2013 to 12/31/2013................................................     1.672155         1.607649         19,256
 Pyramis(Reg. TM) Government Income Sub-Account
   04/30/2012 to 12/31/2012................................................    10.707619        10.829483              0
   01/01/2013 to 12/31/2013................................................    10.829483        10.135280              0

                                                          AUV AT
                                                       BEGINNING OF        AUV AT         ACCUM UNITS
                                                          PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                      -------------- ------------------ --------------
 Pyramis(Reg. TM) Managed Risk Sub-Account (Class B)
   04/29/2013 to 12/31/2013..........................    10.214422        10.708061           0
 Russell 2000(Reg. TM) Index Sub-Account
   01/01/2004 to 12/31/2004..........................     1.291773         1.486470           0
   01/01/2005 to 12/31/2005..........................     1.486470         1.519783           0
   01/01/2006 to 12/31/2006..........................     1.519783         1.751677           0
   01/01/2007 to 12/31/2007..........................     1.751677         1.687534           0
   01/01/2008 to 12/31/2008..........................     1.687534         1.097067           0
   01/01/2009 to 12/31/2009..........................     1.097067         1.351281           0
   01/01/2010 to 12/31/2010..........................     1.351281         1.676586           0
   01/01/2011 to 12/31/2011..........................     1.676586         1.572993           0
   01/01/2012 to 12/31/2012..........................     1.572993         1.789160           0
   01/01/2013 to 12/31/2013..........................     1.789160         2.423370           0
 Schroders Global Multi-Asset Sub-Account
   04/30/2012 to 12/31/2012..........................     1.010646         1.063752           0
   01/01/2013 to 12/31/2013..........................     1.063752         1.148115           0
 SSgA Growth and Income ETF Sub-Account
   05/01/2006 to 12/31/2006..........................    10.476731        11.077806           0
   01/01/2007 to 12/31/2007..........................    11.077806        11.443456           0
   01/01/2008 to 12/31/2008..........................    11.443456         8.405364           0
   01/01/2009 to 12/31/2009..........................     8.405364        10.289366           0
   01/01/2010 to 12/31/2010..........................    10.289366        11.320109           0
   01/01/2011 to 12/31/2011..........................    11.320109        11.214160           0
   01/01/2012 to 12/31/2012..........................    11.214160        12.402825           0
   01/01/2013 to 12/31/2013..........................    12.402825        13.729365           0
 SSgA Growth ETF Sub-Account
   05/01/2006 to 12/31/2006..........................    10.666941        11.330716           0
   01/01/2007 to 12/31/2007..........................    11.330716        11.729135           0
   01/01/2008 to 12/31/2008..........................    11.729135         7.706018           0
   01/01/2009 to 12/31/2009..........................     7.706018         9.751408           0
   01/01/2010 to 12/31/2010..........................     9.751408        10.911323           0
   01/01/2011 to 12/31/2011..........................    10.911323        10.467971           0
   01/01/2012 to 12/31/2012..........................    10.467971        11.801933           0
   01/01/2013 to 12/31/2013..........................    11.801933        13.658939           0
 T. Rowe Price Large Cap Growth Sub-Account (Class B)
   05/01/2004 to 12/31/2004..........................     1.080534         1.166238           0
   01/01/2005 to 12/31/2005..........................     1.166238         1.215547           0
   01/01/2006 to 12/31/2006..........................     1.215547         1.345040           0
   01/01/2007 to 12/31/2007..........................     1.345040         1.438905           0
   01/01/2008 to 12/31/2008..........................     1.438905         0.817942           0
   01/01/2009 to 12/31/2009..........................     0.817942         1.146796           0
   01/01/2010 to 12/31/2010..........................     1.146796         1.312318           0
   01/01/2011 to 12/31/2011..........................     1.312318         1.269208           0
   01/01/2012 to 12/31/2012..........................     1.269208         1.476255           0
   01/01/2013 to 12/31/2013..........................     1.476255         2.008028           0

                                                                          AUV AT
                                                                       BEGINNING OF        AUV AT         ACCUM UNITS
                                                                          PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                      -------------- ------------------ --------------
 T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM
   Technology Sub-Account (Class B))
   01/01/2004 to 12/31/2004..........................................   0.452115         0.424028                0
   01/01/2005 to 12/31/2005..........................................   0.424028         0.461443                0
   01/01/2006 to 12/31/2006..........................................   0.461443         0.476513                0
   01/01/2007 to 12/31/2007..........................................   0.476513         0.614258                0
   01/01/2008 to 12/31/2008..........................................   0.614258         0.334424                0
   01/01/2009 to 12/31/2009..........................................   0.334424         0.521127                0
   01/01/2010 to 12/31/2010..........................................   0.521127         0.652263            8,245
   01/01/2011 to 12/31/2011..........................................   0.652263         0.576104                0
   01/01/2012 to 12/31/2012..........................................   0.576104         0.633062                0
   01/01/2013 to 04/26/2013..........................................   0.633062         0.660745                0
 T. Rowe Price Mid Cap Growth Sub-Account
   01/01/2004 to 12/31/2004..........................................   0.601967         0.695180                0
   01/01/2005 to 12/31/2005..........................................   0.695180         0.781130                0
   01/01/2006 to 12/31/2006..........................................   0.781130         0.812900                0
   01/01/2007 to 12/31/2007..........................................   0.812900         0.937244                0
   01/01/2008 to 12/31/2008..........................................   0.937244         0.553471                0
   01/01/2009 to 12/31/2009..........................................   0.553471         0.789205                0
   01/01/2010 to 12/31/2010..........................................   0.789205         0.987744                0
   01/01/2011 to 12/31/2011..........................................   0.987744         0.952270                0
   01/01/2012 to 12/31/2012..........................................   0.952270         1.061022                0
   01/01/2013 to 12/31/2013..........................................   1.061022         1.420450                0
 T. Rowe Price Small Cap Growth Sub-Account
   05/01/2004 to 12/31/2004..........................................   1.185973         1.259362                0
   01/01/2005 to 12/31/2005..........................................   1.259362         1.366780                0
   01/01/2006 to 12/31/2006..........................................   1.366780         1.388395                0
   01/01/2007 to 12/31/2007..........................................   1.388395         1.490474                0
   01/01/2008 to 12/31/2008..........................................   1.490474         0.930298                0
   01/01/2009 to 12/31/2009..........................................   0.930298         1.264181                0
   01/01/2010 to 12/31/2010..........................................   1.264181         1.668700                0
   01/01/2011 to 12/31/2011..........................................   1.668700         1.659393                0
   01/01/2012 to 12/31/2012..........................................   1.659393         1.885107                0
   01/01/2013 to 12/31/2013..........................................   1.885107         2.664000                0
 Western Asset Management Strategic Bond Opportunities Sub-Account
   (Class B)
   05/01/2004 to 12/31/2004..........................................   1.762272         1.860828                0
   01/01/2005 to 12/31/2005..........................................   1.860828         1.870809                0
   01/01/2006 to 12/31/2006..........................................   1.870809         1.922353                0
   01/01/2007 to 12/31/2007..........................................   1.922353         1.953871                0
   01/01/2008 to 12/31/2008..........................................   1.953871         1.623539                0
   01/01/2009 to 12/31/2009..........................................   1.623539         2.098953                0
   01/01/2010 to 12/31/2010..........................................   2.098953         2.313659                0
   01/01/2011 to 12/31/2011..........................................   2.313659         2.400304                0
   01/01/2012 to 12/31/2012..........................................   2.400304         2.618216                0
   01/01/2013 to 12/31/2013..........................................   2.618216         2.587590                0

                                                                       AUV AT
                                                                    BEGINNING OF        AUV AT         ACCUM UNITS
                                                                       PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                   -------------- ------------------ --------------
 Western Asset Management Strategic Bond Opportunities Sub-Account
   (Class E)
   01/01/2004 to 12/31/2004.......................................     1.798918         1.877404         24,291
   01/01/2005 to 12/31/2005.......................................     1.877404         1.889506         30,302
   01/01/2006 to 12/31/2006.......................................     1.889506         1.942114         28,405
   01/01/2007 to 12/31/2007.......................................     1.942114         1.977469         12,912
   01/01/2008 to 12/31/2008.......................................     1.977469         1.645262         10,353
   01/01/2009 to 12/31/2009.......................................     1.645262         2.128380         10,246
   01/01/2010 to 12/31/2010.......................................     2.128380         2.349605          7,730
   01/01/2011 to 12/31/2011.......................................     2.349605         2.439678              0
   01/01/2012 to 12/31/2012.......................................     2.439678         2.661260              0
   01/01/2013 to 12/31/2013.......................................     2.661260         2.632954              0
 Western Asset Management U.S. Government Sub-Account (Class B)
   05/01/2004 to 12/31/2004.......................................     1.456597         1.485405              0
   01/01/2005 to 12/31/2005.......................................     1.485405         1.476323              0
   01/01/2006 to 12/31/2006.......................................     1.476323         1.503823              0
   01/01/2007 to 12/31/2007.......................................     1.503823         1.533336              0
   01/01/2008 to 12/31/2008.......................................     1.533336         1.494894              0
   01/01/2009 to 12/31/2009.......................................     1.494894         1.525083              0
   01/01/2010 to 12/31/2010.......................................     1.525083         1.576994              0
   01/01/2011 to 12/31/2011.......................................     1.576994         1.627250              0
   01/01/2012 to 12/31/2012.......................................     1.627250         1.643466              0
   01/01/2013 to 12/31/2013.......................................     1.643466         1.596338              0
 Western Asset Management U.S. Government Sub-Account (Class E)
   01/01/2004 to 12/31/2004.......................................     1.486167         1.497523         64,137
   01/01/2005 to 12/31/2005.......................................     1.497523         1.491136         71,974
   01/01/2006 to 12/31/2006.......................................     1.491136         1.519791         60,322
   01/01/2007 to 12/31/2007.......................................     1.519791         1.551092         31,051
   01/01/2008 to 12/31/2008.......................................     1.551092         1.513788         25,304
   01/01/2009 to 12/31/2009.......................................     1.513788         1.545923         12,444
   01/01/2010 to 12/31/2010.......................................     1.545923         1.601247         18,094
   01/01/2011 to 12/31/2011.......................................     1.601247         1.652531         12,372
   01/01/2012 to 12/31/2012.......................................     1.652531         1.670613         12,432
   01/01/2013 to 12/31/2013.......................................     1.670613         1.625259         14,014
 American Funds Bond Sub-Account
   05/01/2006 to 12/31/2006.......................................    13.732845        14.334049              0
   01/01/2007 to 12/31/2007.......................................    14.334049        14.479886          3,527
   01/01/2008 to 12/31/2008.......................................    14.479886        12.833384          2,647
   01/01/2009 to 12/31/2009.......................................    12.833384        14.129673          3,083
   01/01/2010 to 12/31/2010.......................................    14.129673        14.705690              0
   01/01/2011 to 12/31/2011.......................................    14.705690        15.257050              0
   01/01/2012 to 12/31/2012.......................................    15.257050        15.717356              0
   01/01/2013 to 12/31/2013.......................................    15.717356        15.035953              0
 American Funds Global Small Capitalization Sub-Account
   01/01/2004 to 12/31/2004.......................................     1.560333         1.844088              0
   01/01/2005 to 12/31/2005.......................................     1.844088         2.260333              0
   01/01/2006 to 12/31/2006.......................................     2.260333         2.741818              0
   01/01/2007 to 12/31/2007.......................................     2.741818         3.254883              0
   01/01/2008 to 12/31/2008.......................................     3.254883         1.478985              0
   01/01/2009 to 12/31/2009.......................................     1.478985         2.332502              0
   01/01/2010 to 12/31/2010.......................................     2.332502         2.791847              0
   01/01/2011 to 12/31/2011.......................................     2.791847         2.207199              0
   01/01/2012 to 12/31/2012.......................................     2.207199         2.550103              0
   01/01/2013 to 12/31/2013.......................................     2.550103         3.198501              0

                                              AUV AT
                                           BEGINNING OF        AUV AT         ACCUM UNITS
                                              PERIOD      ENDING OF PERIOD   END OF PERIOD
                                          -------------- ------------------ --------------
 American Funds Growth Sub-Account
   01/01/2004 to 12/31/2004..............     9.743517        10.716668         4,999
   01/01/2005 to 12/31/2005..............    10.716668        12.175690         5,169
   01/01/2006 to 12/31/2006..............    12.175690        13.121973         4,812
   01/01/2007 to 12/31/2007..............    13.121973        14.412573         3,614
   01/01/2008 to 12/31/2008..............    14.412573         7.894669         4,730
   01/01/2009 to 12/31/2009..............     7.894669        10.761257         4,211
   01/01/2010 to 12/31/2010..............    10.761257        12.487626         2,790
   01/01/2011 to 12/31/2011..............    12.487626        11.688105         2,139
   01/01/2012 to 12/31/2012..............    11.688105        13.471164         2,070
   01/01/2013 to 12/31/2013..............    13.471164        17.136505         1,806
 American Funds Growth-Income Sub-Account
   01/01/2004 to 12/31/2004..............     7.582755         8.182748         6,546
   01/01/2005 to 12/31/2005..............     8.182748         8.467856         7,205
   01/01/2006 to 12/31/2006..............     8.467856         9.538799         6,691
   01/01/2007 to 12/31/2007..............     9.538799         9.795699         5,318
   01/01/2008 to 12/31/2008..............     9.795699         5.952088         6,260
   01/01/2009 to 12/31/2009..............     5.952088         7.637792         5,929
   01/01/2010 to 12/31/2010..............     7.637792         8.321314         3,101
   01/01/2011 to 12/31/2011..............     8.321314         7.987642         3,159
   01/01/2012 to 12/31/2012..............     7.987642         9.174255         3,040
   01/01/2013 to 12/31/2013..............     9.174255        11.975282         2,585





                                                                       AUV AT
                                                                    BEGINNING OF        AUV AT         ACCUM UNITS
                                                                       PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                   -------------- ------------------ --------------
American Forerunner - 1.95
 AllianceBernstein Global Dynamic Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012.......................................    10.162763        10.471033             137
   01/01/2013 to 12/31/2013.......................................    10.471033        11.413417             135
 American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................    10.007863         6.985127         139,907
   01/01/2009 to 12/31/2009.......................................     6.985127         8.859160         231,006
   01/01/2010 to 12/31/2010.......................................     8.859160         9.744719         257,815
   01/01/2011 to 12/31/2011.......................................     9.744719         9.353610         233,612
   01/01/2012 to 12/31/2012.......................................     9.353610        10.412958         152,536
   01/01/2013 to 12/31/2013.......................................    10.412958        12.104402         130,211
 American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................     9.997863         6.335719               0
   01/01/2009 to 12/31/2009.......................................     6.335719         8.328393         149,102
   01/01/2010 to 12/31/2010.......................................     8.328393         9.268914          71,460
   01/01/2011 to 12/31/2011.......................................     9.268914         8.660039          69,031
   01/01/2012 to 12/31/2012.......................................     8.660039         9.864152          64,084
   01/01/2013 to 12/31/2013.......................................     9.864152        12.102611          52,881
 American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................    10.017862         7.656315           5,891
   01/01/2009 to 12/31/2009.......................................     7.656315         9.265193          22,582
   01/01/2010 to 12/31/2010.......................................     9.265193         9.986512          26,607
   01/01/2011 to 12/31/2011.......................................     9.986512         9.812803          22,902
   01/01/2012 to 12/31/2012.......................................     9.812803        10.665319          19,990
   01/01/2013 to 12/31/2013.......................................    10.665319        11.873550          20,305
 AQR Global Risk Balanced Sub-Account (Class B)
   04/30/2012 to 12/31/2012.......................................    11.090112        11.452990             123
   01/01/2013 to 12/31/2013.......................................    11.452990        10.850896             122

                                                                              AUV AT
                                                                           BEGINNING OF        AUV AT         ACCUM UNITS
                                                                              PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                          -------------- ------------------ --------------
 Baillie Gifford International Stock Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................   1.100310         1.252352            25,226
   01/01/2005 to 12/31/2005..............................................   1.252352         1.444243            83,484
   01/01/2006 to 12/31/2006..............................................   1.444243         1.646278           170,794
   01/01/2007 to 12/31/2007..............................................   1.646278         1.776867           157,716
   01/01/2008 to 12/31/2008..............................................   1.776867         0.971554           133,605
   01/01/2009 to 12/31/2009..............................................   0.971554         1.161317            68,362
   01/01/2010 to 12/31/2010..............................................   1.161317         1.217045            50,576
   01/01/2011 to 12/31/2011..............................................   1.217045         0.953279            46,757
   01/01/2012 to 12/31/2012..............................................   0.953279         1.115823            28,725
   01/01/2013 to 12/31/2013..............................................   1.115823         1.259929            13,416
 Baillie Gifford International Stock Sub-Account (Class E)
   01/01/2004 to 12/31/2004..............................................   1.095183         1.267460            98,404
   01/01/2005 to 12/31/2005..............................................   1.267460         1.464325           136,770
   01/01/2006 to 12/31/2006..............................................   1.464325         1.669638           169,539
   01/01/2007 to 12/31/2007..............................................   1.669638         1.804299           134,983
   01/01/2008 to 12/31/2008..............................................   1.804299         0.987266           112,080
   01/01/2009 to 12/31/2009..............................................   0.987266         1.180843            80,133
   01/01/2010 to 12/31/2010..............................................   1.180843         1.239552            64,374
   01/01/2011 to 12/31/2011..............................................   1.239552         0.972761            61,599
   01/01/2012 to 12/31/2012..............................................   0.972761         1.138887            11,642
   01/01/2013 to 12/31/2013..............................................   1.138887         1.287746             4,291
 Barclays Aggregate Bond Index Sub-Account (Class B) (previously Barclays
   Capital Aggregate Bond Index Sub-Account (Class B))
   01/01/2004 to 12/31/2004..............................................   1.212698         1.234931           389,638
   01/01/2005 to 12/31/2005..............................................   1.234931         1.233588           486,389
   01/01/2006 to 12/31/2006..............................................   1.233588         1.255961           483,023
   01/01/2007 to 12/31/2007..............................................   1.255961         1.313615           405,388
   01/01/2008 to 12/31/2008..............................................   1.313615         1.360718           298,496
   01/01/2009 to 12/31/2009..............................................   1.360718         1.400894           236,253
   01/01/2010 to 12/31/2010..............................................   1.400894         1.452061           236,963
   01/01/2011 to 12/31/2011..............................................   1.452061         1.527812           200,696
   01/01/2012 to 12/31/2012..............................................   1.527812         1.552462           134,389
   01/01/2013 to 12/31/2013..............................................   1.552462         1.483936            81,483
 BlackRock Bond Income Sub-Account (Class B)
   01/01/2004 to 12/31/2004..............................................   3.903661         3.987792           330,466
   01/01/2005 to 12/31/2005..............................................   3.987792         3.995255           350,620
   01/01/2006 to 12/31/2006..............................................   3.995255         4.080413           334,297
   01/01/2007 to 12/31/2007..............................................   4.080413         4.242165           269,889
   01/01/2008 to 12/31/2008..............................................   4.242165         4.007559           211,504
   01/01/2009 to 12/31/2009..............................................   4.007559         4.291104           113,500
   01/01/2010 to 12/31/2010..............................................   4.291104         4.547818           212,919
   01/01/2011 to 12/31/2011..............................................   4.547818         4.741413           140,573
   01/01/2012 to 12/31/2012..............................................   4.741413         4.987932           102,458
   01/01/2013 to 12/31/2013..............................................   4.987932         4.842312            34,154

                                                                                AUV AT
                                                                             BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                            -------------- ------------------ --------------
 BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock
   Legacy Large Cap Growth Sub-Account (Class B))
   05/01/2004 to 12/31/2004................................................     2.201223         2.403197            922
   01/01/2005 to 12/31/2005................................................     2.403197         2.516095          9,830
   01/01/2006 to 12/31/2006................................................     2.516095         2.563511         23,095
   01/01/2007 to 12/31/2007................................................     2.563511         2.977089         63,607
   01/01/2008 to 12/31/2008................................................     2.977089         1.848201         69,761
   01/01/2009 to 12/31/2009................................................     1.848201         2.474173         29,549
   01/01/2010 to 12/31/2010................................................     2.474173         2.898829         39,704
   01/01/2011 to 12/31/2011................................................     2.898829         2.582672         44,729
   01/01/2012 to 12/31/2012................................................     2.582672         2.888947         32,605
   01/01/2013 to 12/31/2013................................................     2.888947         3.793705         27,168
 BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock
   Legacy Large Cap Growth Sub-Account (Class B) and before that FI Large
   Cap Sub-Account)
   05/01/2006 to 12/31/2006................................................    16.205566        16.334444            431
   01/01/2007 to 12/31/2007................................................    16.334444        16.613557            429
   01/01/2008 to 12/31/2008................................................    16.613557         8.968376            427
   01/01/2009 to 05/01/2009................................................     8.968376         9.342196              0
 BlackRock Capital Appreciation Sub-Account (Class E) (previously BlackRock
   Legacy Large Cap Growth Sub-Account (Class E))
   01/01/2004 to 12/31/2004................................................     2.273436         2.421303         73,792
   01/01/2005 to 12/31/2005................................................     2.421303         2.537375         66,523
   01/01/2006 to 12/31/2006................................................     2.537375         2.587987         59,132
   01/01/2007 to 12/31/2007................................................     2.587987         3.008327         38,513
   01/01/2008 to 12/31/2008................................................     3.008327         1.869447         40,831
   01/01/2009 to 12/31/2009................................................     1.869447         2.504793         29,096
   01/01/2010 to 12/31/2010................................................     2.504793         2.938490         29,482
   01/01/2011 to 12/31/2011................................................     2.938490         2.620652         23,167
   01/01/2012 to 12/31/2012................................................     2.620652         2.934060          4,887
   01/01/2013 to 12/31/2013................................................     2.934060         3.857039              0
 BlackRock Diversified Sub-Account (Class B)
   05/01/2004 to 12/31/2004................................................    32.031517        34.434146          1,136
   01/01/2005 to 12/31/2005................................................    34.434146        34.723028          1,173
   01/01/2006 to 12/31/2006................................................    34.723028        37.543447          1,863
   01/01/2007 to 12/31/2007................................................    37.543447        38.882370          7,906
   01/01/2008 to 12/31/2008................................................    38.882370        28.610133          3,344
   01/01/2009 to 12/31/2009................................................    28.610133        32.827763          7,211
   01/01/2010 to 12/31/2010................................................    32.827763        35.192799          4,249
   01/01/2011 to 12/31/2011................................................    35.192799        35.753368          4,789
   01/01/2012 to 12/31/2012................................................    35.753368        39.304486          3,041
   01/01/2013 to 12/31/2013................................................    39.304486        46.361404            567
 BlackRock Global Tactical Strategies Sub-Account (Class B)
   04/30/2012 to 12/31/2012................................................     9.919064        10.202541            140
   01/01/2013 to 12/31/2013................................................    10.202541        11.036956            139
 BlackRock Large Cap Core Sub-Account
   04/30/2007 to 12/31/2007................................................     6.849636         6.882972         14,014
   01/01/2008 to 12/31/2008................................................     6.882972         4.231445          9,398
   01/01/2009 to 12/31/2009................................................     4.231445         4.946335          5,876
   01/01/2010 to 12/31/2010................................................     4.946335         5.455032          3,226
   01/01/2011 to 12/31/2011................................................     5.455032         5.363552          3,512
   01/01/2012 to 12/31/2012................................................     5.363552         5.964903          2,862
   01/01/2013 to 12/31/2013................................................     5.964903         7.855203          3,459

                                                                          AUV AT
                                                                       BEGINNING OF        AUV AT         ACCUM UNITS
                                                                          PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                      -------------- ------------------ --------------
 BlackRock Large Cap Sub-Account (previously BlackRock Large Cap Sub-
   Account)
   01/01/2004 to 12/31/2004..........................................     5.378222         5.833040           26,275
   01/01/2005 to 12/31/2005..........................................     5.833040         5.910455           26,108
   01/01/2006 to 12/31/2006..........................................     5.910455         6.598524           17,751
   01/01/2007 to 04/27/2007..........................................     6.598524         6.907681                0
 BlackRock Large Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004..........................................     1.057386         1.162246           46,958
   01/01/2005 to 12/31/2005..........................................     1.162246         1.203210           84,217
   01/01/2006 to 12/31/2006..........................................     1.203210         1.405767          149,701
   01/01/2007 to 12/31/2007..........................................     1.405767         1.421609          169,332
   01/01/2008 to 12/31/2008..........................................     1.421609         0.904612          118,734
   01/01/2009 to 12/31/2009..........................................     0.904612         0.985207           78,428
   01/01/2010 to 12/31/2010..........................................     0.985207         1.052428           54,406
   01/01/2011 to 12/31/2011..........................................     1.052428         1.053301           45,376
   01/01/2012 to 12/31/2012..........................................     1.053301         1.177144           37,759
   01/01/2013 to 12/31/2013..........................................     1.177144         1.520896           28,010
 BlackRock Large Cap Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004..........................................     1.048437         1.165102          193,380
   01/01/2005 to 12/31/2005..........................................     1.165102         1.207691          183,251
   01/01/2006 to 12/31/2006..........................................     1.207691         1.411893          277,510
   01/01/2007 to 12/31/2007..........................................     1.411893         1.429781          183,512
   01/01/2008 to 12/31/2008..........................................     1.429781         0.910804          148,287
   01/01/2009 to 12/31/2009..........................................     0.910804         0.993045          124,060
   01/01/2010 to 12/31/2010..........................................     0.993045         1.061554           67,014
   01/01/2011 to 12/31/2011..........................................     1.061554         1.063242           57,299
   01/01/2012 to 12/31/2012..........................................     1.063242         1.190011           16,157
   01/01/2013 to 12/31/2013..........................................     1.190011         1.539160                0
 BlackRock Money Market Sub-Account (Class B)
   01/01/2004 to 12/31/2004..........................................     1.970453         1.946482        1,200,883
   01/01/2005 to 12/31/2005..........................................     1.946482         1.959327        1,190,244
   01/01/2006 to 12/31/2006..........................................     1.959327         2.009047          414,504
   01/01/2007 to 12/31/2007..........................................     2.009047         2.064890          771,872
   01/01/2008 to 12/31/2008..........................................     2.064890         2.077539        1,019,356
   01/01/2009 to 12/31/2009..........................................     2.077539         2.042576          685,901
   01/01/2010 to 12/31/2010..........................................     2.042576         2.003130          470,728
   01/01/2011 to 12/31/2011..........................................     2.003130         1.964550          426,605
   01/01/2012 to 12/31/2012..........................................     1.964550         1.926404          233,295
   01/01/2013 to 12/31/2013..........................................     1.926404         1.889201           51,453
 Clarion Global Real Estate Sub-Account
   05/01/2004 to 12/31/2004..........................................     9.998397        12.786410           13,564
   01/01/2005 to 12/31/2005..........................................    12.786410        14.206292           35,504
   01/01/2006 to 12/31/2006..........................................    14.206292        19.168944           72,880
   01/01/2007 to 12/31/2007..........................................    19.168944        15.975954           43,562
   01/01/2008 to 12/31/2008..........................................    15.975954         9.137518           36,005
   01/01/2009 to 12/31/2009..........................................     9.137518        12.073639           26,398
   01/01/2010 to 12/31/2010..........................................    12.073639        13.747791           20,861
   01/01/2011 to 12/31/2011..........................................    13.747791        12.729591           17,492
   01/01/2012 to 12/31/2012..........................................    12.729591        15.726764           13,061
   01/01/2013 to 12/31/2013..........................................    15.726764        15.969880           10,227

                                                                                AUV AT
                                                                             BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                            -------------- ------------------ --------------
 ClearBridge Aggressive Growth Portfolio II Sub-Account (Class B) (formerly
   Janus Forty Sub-Account (Class B))
   04/30/2007 to 12/31/2007................................................   127.012722       155.237739              21
   01/01/2008 to 12/31/2008................................................   155.237739        88.297185           1,290
   01/01/2009 to 12/31/2009................................................    88.297185       123.701024           2,660
   01/01/2010 to 12/31/2010................................................   123.701024       132.713434             873
   01/01/2011 to 12/31/2011................................................   132.713434       120.335091             852
   01/01/2012 to 12/31/2012................................................   120.335091       144.568361             643
   01/01/2013 to 12/31/2013................................................   144.568361       182.588883           4,238
 ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class B) and before that Legg
   Mason Partners Aggressive Growth Sub-Account)
   01/01/2004 to 12/31/2004................................................     0.667104         0.709405         155,673
   01/01/2005 to 12/31/2005................................................     0.709405         0.790201         164,558
   01/01/2006 to 12/31/2006................................................     0.790201         0.761508         156,670
   01/01/2007 to 12/31/2007................................................     0.761508         0.763649         100,878
   01/01/2008 to 12/31/2008................................................     0.763649         0.456406         151,846
   01/01/2009 to 12/31/2009................................................     0.456406         0.595126         133,470
   01/01/2010 to 12/31/2010................................................     0.595126         0.722471         170,865
   01/01/2011 to 12/31/2011................................................     0.722471         0.731557          80,339
   01/01/2012 to 12/31/2012................................................     0.731557         0.850125          74,156
   01/01/2013 to 12/31/2013................................................     0.850125         1.213905          66,645
 ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class B) and before that Legg
   Mason Value Equity Sub-Account (Class B))
   05/01/2006 to 12/31/2006................................................     9.000686         9.614354           3,572
   01/01/2007 to 12/31/2007................................................     9.614354         8.870788           3,545
   01/01/2008 to 12/31/2008................................................     8.870788         3.947805           4,190
   01/01/2009 to 12/31/2009................................................     3.947805         5.341592           4,085
   01/01/2010 to 12/31/2010................................................     5.341592         5.622725           4,211
   01/01/2011 to 04/29/2011................................................     5.622725         5.967989               0
 ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class E))
   05/02/2011 to 12/31/2011................................................     0.603221         0.545189         316,070
   01/01/2012 to 12/31/2012................................................     0.545189         0.633868         223,726
   01/01/2013 to 12/31/2013................................................     0.633868         0.906648         175,058
 ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class E) and before that Legg
   Mason Value Equity Sub-Account (Class E))
   05/01/2006 to 12/31/2006................................................     0.907503         0.969747         242,453
   01/01/2007 to 12/31/2007................................................     0.969747         0.895651         217,806
   01/01/2008 to 12/31/2008................................................     0.895651         0.398937         243,992
   01/01/2009 to 12/31/2009................................................     0.398937         0.539751         264,406
   01/01/2010 to 12/31/2010................................................     0.539751         0.568369         264,543
   01/01/2011 to 04/29/2011................................................     0.568369         0.603318               0

                                                                         AUV AT
                                                                      BEGINNING OF        AUV AT         ACCUM UNITS
                                                                         PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                     -------------- ------------------ --------------
 Davis Venture Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004.........................................     2.711526         2.907697          88,526
   01/01/2005 to 12/31/2005.........................................     2.907697         3.136758         259,133
   01/01/2006 to 12/31/2006.........................................     3.136758         3.516900         346,664
   01/01/2007 to 12/31/2007.........................................     3.516900         3.598412         322,390
   01/01/2008 to 12/31/2008.........................................     3.598412         2.134128         204,081
   01/01/2009 to 12/31/2009.........................................     2.134128         2.755341         132,395
   01/01/2010 to 12/31/2010.........................................     2.755341         3.018621         126,417
   01/01/2011 to 12/31/2011.........................................     3.018621         2.834059         102,872
   01/01/2012 to 12/31/2012.........................................     2.834059         3.129688          77,919
   01/01/2013 to 12/31/2013.........................................     3.129688         4.093139          49,507
 Davis Venture Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004.........................................     2.667899         2.933903         550,467
   01/01/2005 to 12/31/2005.........................................     2.933903         3.169065         587,118
   01/01/2006 to 12/31/2006.........................................     3.169065         3.555768         487,070
   01/01/2007 to 12/31/2007.........................................     3.555768         3.641262         349,677
   01/01/2008 to 12/31/2008.........................................     3.641262         2.161758         290,798
   01/01/2009 to 12/31/2009.........................................     2.161758         2.794762         191,715
   01/01/2010 to 12/31/2010.........................................     2.794762         3.064699         156,022
   01/01/2011 to 12/31/2011.........................................     3.064699         2.880021          80,669
   01/01/2012 to 12/31/2012.........................................     2.880021         3.182830          51,971
   01/01/2013 to 12/31/2013.........................................     3.182830         4.167941          39,375
 Frontier Mid Cap Growth Sub-Account (Class B) (previously BlackRock
   Aggressive Growth Sub-Account (Class B))
   05/01/2004 to 12/31/2004.........................................    30.735374        33.952019             306
   01/01/2005 to 12/31/2005.........................................    33.952019        36.772052           1,053
   01/01/2006 to 12/31/2006.........................................    36.772052        38.396213           3,731
   01/01/2007 to 12/31/2007.........................................    38.396213        45.270041          11,617
   01/01/2008 to 12/31/2008.........................................    45.270041        24.042822           1,306
   01/01/2009 to 12/31/2009.........................................    24.042822        35.146496           3,279
   01/01/2010 to 12/31/2010.........................................    35.146496        39.636394             489
   01/01/2011 to 12/31/2011.........................................    39.636394        37.611161             548
   01/01/2012 to 12/31/2012.........................................    37.611161        40.824614             261
   01/01/2013 to 12/31/2013.........................................    40.824614        53.022031              69
 Harris Oakmark International Sub-Account (Class B)
   01/01/2004 to 12/31/2004.........................................     1.161131         1.372355         362,991
   01/01/2005 to 12/31/2005.........................................     1.372355         1.537545         523,008
   01/01/2006 to 12/31/2006.........................................     1.537545         1.942959         569,430
   01/01/2007 to 12/31/2007.........................................     1.942959         1.883919         447,398
   01/01/2008 to 12/31/2008.........................................     1.883919         1.092099         313,868
   01/01/2009 to 12/31/2009.........................................     1.092099         1.660730         399,721
   01/01/2010 to 12/31/2010.........................................     1.660730         1.896109         244,712
   01/01/2011 to 12/31/2011.........................................     1.896109         1.594456         152,826
   01/01/2012 to 12/31/2012.........................................     1.594456         2.020887         136,316
   01/01/2013 to 12/31/2013.........................................     2.020887         2.586144         127,099

                                                                                 AUV AT
                                                                              BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                 PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                             -------------- ------------------ --------------
 Harris Oakmark International Sub-Account (Class E)
   01/01/2004 to 12/31/2004.................................................   1.163504         1.377032            17,062
   01/01/2005 to 12/31/2005.................................................   1.377032         1.543286            17,209
   01/01/2006 to 12/31/2006.................................................   1.543286         1.952280            23,037
   01/01/2007 to 12/31/2007.................................................   1.952280         1.895229            23,624
   01/01/2008 to 12/31/2008.................................................   1.895229         1.099737            22,300
   01/01/2009 to 12/31/2009.................................................   1.099737         1.674551            16,910
   01/01/2010 to 12/31/2010.................................................   1.674551         1.913300             4,825
   01/01/2011 to 12/31/2011.................................................   1.913300         1.611458                 0
   01/01/2012 to 12/31/2012.................................................   1.611458         2.042740                 0
   01/01/2013 to 12/31/2013.................................................   2.042740         2.617279                 0
 Invesco Balanced-Risk Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012.................................................   1.010622         1.044035            59,724
   01/01/2013 to 12/31/2013.................................................   1.044035         1.042928             1,336
 Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap
   Value Sub-Account (Class B))
   04/30/2012 to 12/31/2012.................................................   2.351521         2.408451            77,325
   01/01/2013 to 12/31/2013.................................................   2.408451         3.077750            66,410
 Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap
   Value Sub-Account (Class B) and before that Neuberger Berman Mid Cap
   Value Sub-Account)
   01/01/2004 to 12/31/2004.................................................   1.740135         2.093150           232,084
   01/01/2005 to 12/31/2005.................................................   2.093150         2.297706           387,653
   01/01/2006 to 12/31/2006.................................................   2.297706         2.505783           510,618
   01/01/2007 to 12/31/2007.................................................   2.505783         2.535528           500,367
   01/01/2008 to 12/31/2008.................................................   2.535528         1.305905           371,535
   01/01/2009 to 12/31/2009.................................................   1.305905         1.892107           352,225
   01/01/2010 to 12/31/2010.................................................   1.892107         2.338972           167,140
   01/01/2011 to 12/31/2011.................................................   2.338972         2.140790           146,705
   01/01/2012 to 04/27/2012.................................................   2.140790         2.363160                 0
 Invesco Small Cap Growth Sub-account
   01/01/2004 to 12/31/2004.................................................   1.146127         1.196231            92,697
   01/01/2005 to 12/31/2005.................................................   1.196231         1.270171            89,617
   01/01/2006 to 12/31/2006.................................................   1.270171         1.422380            94,555
   01/01/2007 to 12/31/2007.................................................   1.422380         1.549184           181,546
   01/01/2008 to 12/31/2008.................................................   1.549184         0.930802           178,943
   01/01/2009 to 12/31/2009.................................................   0.930802         1.221543            67,444
   01/01/2010 to 12/31/2010.................................................   1.221543         1.511636            66,406
   01/01/2011 to 12/31/2011.................................................   1.511636         1.466474            39,155
   01/01/2012 to 12/31/2012.................................................   1.466474         1.700175             2,591
   01/01/2013 to 12/31/2013.................................................   1.700175         2.337236                 0
 Jennison Growth Sub-Account (Class B)
   05/01/2005 to 12/31/2005.................................................   0.395851         0.473769            21,777
   01/01/2006 to 12/31/2006.................................................   0.473769         0.476371            21,777
   01/01/2007 to 12/31/2007.................................................   0.476371         0.520322            33,159
   01/01/2008 to 12/31/2008.................................................   0.520322         0.323761           107,703
   01/01/2009 to 12/31/2009.................................................   0.323761         0.443127            49,116
   01/01/2010 to 12/31/2010.................................................   0.443127         0.483741            21,745
   01/01/2011 to 12/31/2011.................................................   0.483741         0.475470            17,052
   01/01/2012 to 12/31/2012.................................................   0.475470         0.538777            50,031
   01/01/2013 to 12/31/2013.................................................   0.538777         0.722459            43,197

                                                                                 AUV AT
                                                                              BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                 PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                             -------------- ------------------ --------------
 Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital
   Appreciation Sub-Account)
   05/01/2005 to 12/31/2005.................................................     7.765357         8.401066               0
   01/01/2006 to 12/31/2006.................................................     8.401066         8.866752           4,921
   01/01/2007 to 12/31/2007.................................................     8.866752         9.936998           6,667
   01/01/2008 to 12/31/2008.................................................     9.936998         5.267773           7,587
   01/01/2009 to 12/31/2009.................................................     5.267773         7.423755           5,740
   01/01/2010 to 12/31/2010.................................................     7.423755         7.964587           4,325
   01/01/2011 to 12/31/2011.................................................     7.964587         7.703252           4,134
   01/01/2012 to 04/27/2012.................................................     7.703252         8.650629               0
 Jennison Growth Sub-Account (Class B) (previously Met/Putnam Voyager Sub-
   Account (Class B))
   05/01/2004 to 12/31/2004.................................................     0.413345         0.429943               0
   01/01/2005 to 04/30/2005.................................................     0.429943         0.391129               0
 Jennison Growth Sub-Account (Class E)
   05/01/2005 to 12/31/2005.................................................     0.396131         0.474791         130,805
   01/01/2006 to 12/31/2006.................................................     0.474791         0.477746          69,883
   01/01/2007 to 12/31/2007.................................................     0.477746         0.522552          53,605
   01/01/2008 to 12/31/2008.................................................     0.522552         0.325010          31,856
   01/01/2009 to 12/31/2009.................................................     0.325010         0.445852          56,001
   01/01/2010 to 12/31/2010.................................................     0.445852         0.487274          51,571
   01/01/2011 to 12/31/2011.................................................     0.487274         0.479351          41,288
   01/01/2012 to 12/31/2012.................................................     0.479351         0.543277               0
   01/01/2013 to 12/31/2013.................................................     0.543277         0.729406               0
 Jennison Growth Sub-Account (Class E) (previously Met/Putnam Voyager Sub-
   Account (Class E))
   01/01/2004 to 12/31/2004.................................................     0.418895         0.429955         145,134
   01/01/2005 to 04/30/2005.................................................     0.429955         0.395027               0
 JPMorgan Global Active Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012.................................................     1.012676         1.046073           1,372
   01/01/2013 to 12/31/2013.................................................     1.046073         1.138584           1,358
 Loomis Sayles Global Markets Sub-Account (Class B)
   04/29/2013 to 12/31/2013.................................................    12.666935        13.869915           3,283
 Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin
   Income Sub-Account (Class B))
   04/28/2008 to 12/31/2008.................................................     9.997863         7.956191               0
   01/01/2009 to 12/31/2009.................................................     7.956191         9.973909           1,530
   01/01/2010 to 12/31/2010.................................................     9.973909        10.937579           5,105
   01/01/2011 to 12/31/2011.................................................    10.937579        10.955740           3,468
   01/01/2012 to 12/31/2012.................................................    10.955740        12.085237           4,968
   01/01/2013 to 04/26/2013.................................................    12.085237        12.592977               0
 Loomis Sayles Small Cap Core Sub-Account (Class B)
   05/01/2004 to 12/31/2004.................................................     2.216389         2.502291          11,597
   01/01/2005 to 12/31/2005.................................................     2.502291         2.617958          25,452
   01/01/2006 to 12/31/2006.................................................     2.617958         2.988475          51,117
   01/01/2007 to 12/31/2007.................................................     2.988475         3.271123          57,190
   01/01/2008 to 12/31/2008.................................................     3.271123         2.051110          51,886
   01/01/2009 to 12/31/2009.................................................     2.051110         2.613486          42,928
   01/01/2010 to 12/31/2010.................................................     2.613486         3.260448          40,778
   01/01/2011 to 12/31/2011.................................................     3.260448         3.208438          39,775
   01/01/2012 to 12/31/2012.................................................     3.208438         3.595075          30,620
   01/01/2013 to 12/31/2013.................................................     3.595075         4.960120          20,285

                                                        AUV AT
                                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                    -------------- ------------------ --------------
 Loomis Sayles Small Cap Core Sub-Account (Class E)
   01/01/2004 to 12/31/2004........................   2.212305         2.521057            97,412
   01/01/2005 to 12/31/2005........................   2.521057         2.639934            99,754
   01/01/2006 to 12/31/2006........................   2.639934         3.016453           103,043
   01/01/2007 to 12/31/2007........................   3.016453         3.304879            73,758
   01/01/2008 to 12/31/2008........................   3.304879         2.074362            65,250
   01/01/2009 to 12/31/2009........................   2.074362         2.645632            63,704
   01/01/2010 to 12/31/2010........................   2.645632         3.303936            60,110
   01/01/2011 to 12/31/2011........................   3.303936         3.254531            30,682
   01/01/2012 to 12/31/2012........................   3.254531         3.650281            13,758
   01/01/2013 to 12/31/2013........................   3.650281         5.041364                 0
 Loomis Sayles Small Cap Growth Sub-Account
   01/01/2004 to 12/31/2004........................   0.877138         0.956041           137,839
   01/01/2005 to 12/31/2005........................   0.956041         0.978803           161,391
   01/01/2006 to 12/31/2006........................   0.978803         1.053255           143,973
   01/01/2007 to 12/31/2007........................   1.053255         1.077369            59,710
   01/01/2008 to 12/31/2008........................   1.077369         0.620054           101,817
   01/01/2009 to 12/31/2009........................   0.620054         0.788533            80,695
   01/01/2010 to 12/31/2010........................   0.788533         1.015732            75,298
   01/01/2011 to 12/31/2011........................   1.015732         1.023503            74,409
   01/01/2012 to 12/31/2012........................   1.023503         1.112973            49,630
   01/01/2013 to 12/31/2013........................   1.112973         1.619554            61,990
 Lord Abbett Bond Debenture Sub-Account
   01/01/2004 to 12/31/2004........................   1.514036         1.605976           761,359
   01/01/2005 to 12/31/2005........................   1.605976         1.598569           851,541
   01/01/2006 to 12/31/2006........................   1.598569         1.711199           819,116
   01/01/2007 to 12/31/2007........................   1.711199         1.787888           689,961
   01/01/2008 to 12/31/2008........................   1.787888         1.427095           537,289
   01/01/2009 to 12/31/2009........................   1.427095         1.914202           472,510
   01/01/2010 to 12/31/2010........................   1.914202         2.120649           452,490
   01/01/2011 to 12/31/2011........................   2.120649         2.172529           336,854
   01/01/2012 to 12/31/2012........................   2.172529         2.406186           244,697
   01/01/2013 to 12/31/2013........................   2.406186         2.548005           213,418
 Met/Artisan Mid Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004........................   2.835184         3.065371            47,523
   01/01/2005 to 12/31/2005........................   3.065371         3.298190           107,299
   01/01/2006 to 12/31/2006........................   3.298190         3.628440           112,133
   01/01/2007 to 12/31/2007........................   3.628440         3.306251            94,458
   01/01/2008 to 12/31/2008........................   3.306251         1.746434            49,235
   01/01/2009 to 12/31/2009........................   1.746434         2.418307            46,595
   01/01/2010 to 12/31/2010........................   2.418307         2.721688            39,604
   01/01/2011 to 12/31/2011........................   2.721688         2.842480            36,463
   01/01/2012 to 12/31/2012........................   2.842480         3.110118            32,707
   01/01/2013 to 12/31/2013........................   3.110118         4.163640            28,562

                                                                            AUV AT
                                                                         BEGINNING OF        AUV AT         ACCUM UNITS
                                                                            PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                        -------------- ------------------ --------------
 Met/Artisan Mid Cap Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004............................................     2.904875         3.126989         399,387
   01/01/2005 to 12/31/2005............................................     3.126989         3.367724         373,412
   01/01/2006 to 12/31/2006............................................     3.367724         3.708654         283,538
   01/01/2007 to 12/31/2007............................................     3.708654         3.382715         263,238
   01/01/2008 to 12/31/2008............................................     3.382715         1.788597         265,871
   01/01/2009 to 12/31/2009............................................     1.788597         2.479109         215,702
   01/01/2010 to 12/31/2010............................................     2.479109         2.792854         194,283
   01/01/2011 to 12/31/2011............................................     2.792854         2.919751          82,374
   01/01/2012 to 12/31/2012............................................     2.919751         3.197885          41,589
   01/01/2013 to 12/31/2013............................................     3.197885         4.285544          20,972
 Met/Franklin Low Duration Total Return Sub-Account
   05/02/2011 to 12/31/2011............................................     9.987330         9.730711           6,803
   01/01/2012 to 12/31/2012............................................     9.730711         9.961470               0
   01/01/2013 to 12/31/2013............................................     9.961470         9.882492               0
 MetLife Aggressive Strategy Sub-Account
   05/02/2011 to 12/31/2011............................................    11.765179        10.039203          23,054
   01/01/2012 to 12/31/2012............................................    10.039203        11.492516           4,855
   01/01/2013 to 12/31/2013............................................    11.492516        14.596295           3,943
 MetLife Aggressive Strategy Sub-Account (previously MetLife Aggressive
   Allocation Sub-Account )
   05/01/2005 to 12/31/2005............................................     9.998397        11.109518               0
   01/01/2006 to 12/31/2006............................................    11.109518        12.601688          22,728
   01/01/2007 to 12/31/2007............................................    12.601688        12.760958          22,250
   01/01/2008 to 12/31/2008............................................    12.760958         7.451953          18,359
   01/01/2009 to 12/31/2009............................................     7.451953         9.609306          28,865
   01/01/2010 to 12/31/2010............................................     9.609306        10.902521          26,359
   01/01/2011 to 04/29/2011............................................    10.902521        11.801014               0
 MetLife Balanced Plus Sub-Account
   04/30/2012 to 12/31/2012............................................     9.945871        10.368964             140
   01/01/2013 to 12/31/2013............................................    10.368964        11.629151             138
 MetLife Conservative Allocation Sub-Account
   05/01/2005 to 12/31/2005............................................     9.998397        10.261789               0
   01/01/2006 to 12/31/2006............................................    10.261789        10.757677           3,631
   01/01/2007 to 12/31/2007............................................    10.757677        11.136526           4,194
   01/01/2008 to 12/31/2008............................................    11.136526         9.349595          93,272
   01/01/2009 to 12/31/2009............................................     9.349595        11.051068         157,872
   01/01/2010 to 12/31/2010............................................    11.051068        11.927118         168,579
   01/01/2011 to 12/31/2011............................................    11.927118        12.077756         158,150
   01/01/2012 to 12/31/2012............................................    12.077756        12.930487         125,421
   01/01/2013 to 12/31/2013............................................    12.930487        13.224295          88,137
 MetLife Conservative to Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005............................................     9.998397        10.478919          30,634
   01/01/2006 to 12/31/2006............................................    10.478919        11.245445         119,336
   01/01/2007 to 12/31/2007............................................    11.245445        11.557663         101,275
   01/01/2008 to 12/31/2008............................................    11.557663         8.886134          83,912
   01/01/2009 to 12/31/2009............................................     8.886134        10.777905          56,719
   01/01/2010 to 12/31/2010............................................    10.777905        11.788180          74,593
   01/01/2011 to 12/31/2011............................................    11.788180        11.682296          58,630
   01/01/2012 to 12/31/2012............................................    11.682296        12.768557          59,277
   01/01/2013 to 12/31/2013............................................    12.768557        13.890021          59,670
 MetLife Growth Strategy Sub-Account (Class B)
   04/29/2013 to 12/31/2013............................................    11.312470        12.847394          49,150

                                                                            AUV AT
                                                                         BEGINNING OF        AUV AT         ACCUM UNITS
                                                                            PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                        -------------- ------------------ --------------
 MetLife Growth Strategy Sub-Account (Class B) (previously Met/Franklin
   Templeton Founding Strategy Sub-Account (Class B))
   04/28/2008 to 12/31/2008............................................     9.997863         7.007019          40,583
   01/01/2009 to 12/31/2009............................................     7.007019         8.833691           8,599
   01/01/2010 to 12/31/2010............................................     8.833691         9.533465          12,737
   01/01/2011 to 12/31/2011............................................     9.533465         9.185125          59,097
   01/01/2012 to 12/31/2012............................................     9.185125        10.459122          54,129
   01/01/2013 to 04/26/2013............................................    10.459122        11.240141               0
 MetLife Mid Cap Stock Index Sub-Account
   01/01/2004 to 12/31/2004............................................     1.122044         1.273295         120,744
   01/01/2005 to 12/31/2005............................................     1.273295         1.398892         241,764
   01/01/2006 to 12/31/2006............................................     1.398892         1.506754         306,319
   01/01/2007 to 12/31/2007............................................     1.506754         1.588560         368,842
   01/01/2008 to 12/31/2008............................................     1.588560         0.991072         296,085
   01/01/2009 to 12/31/2009............................................     0.991072         1.329369         123,685
   01/01/2010 to 12/31/2010............................................     1.329369         1.642620          57,604
   01/01/2011 to 12/31/2011............................................     1.642620         1.575722          52,291
   01/01/2012 to 12/31/2012............................................     1.575722         1.812904          40,205
   01/01/2013 to 12/31/2013............................................     1.812904         2.361596          33,072
 MetLife Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005............................................     9.998397        10.708874          65,516
   01/01/2006 to 12/31/2006............................................    10.708874        11.746060         250,282
   01/01/2007 to 12/31/2007............................................    11.746060        12.018616         460,702
   01/01/2008 to 12/31/2008............................................    12.018616         8.411104         336,873
   01/01/2009 to 12/31/2009............................................     8.411104        10.437100         252,445
   01/01/2010 to 12/31/2010............................................    10.437100        11.583800         194,255
   01/01/2011 to 12/31/2011............................................    11.583800        11.205055         216,035
   01/01/2012 to 12/31/2012............................................    11.205055        12.442474         144,256
   01/01/2013 to 12/31/2013............................................    12.442474        14.396729         102,598
 MetLife Moderate to Aggressive Allocation Sub-Account
   05/01/2005 to 12/31/2005............................................     9.998397        10.933905         119,105
   01/01/2006 to 12/31/2006............................................    10.933905        12.247775         184,709
   01/01/2007 to 12/31/2007............................................    12.247775        12.472362         326,569
   01/01/2008 to 12/31/2008............................................    12.472362         7.935695         383,923
   01/01/2009 to 12/31/2009............................................     7.935695        10.046670         324,182
   01/01/2010 to 12/31/2010............................................    10.046670        11.301046         300,937
   01/01/2011 to 12/31/2011............................................    11.301046        10.665174         256,468
   01/01/2012 to 12/31/2012............................................    10.665174        12.067344         231,572
   01/01/2013 to 12/31/2013............................................    12.067344        14.711475         257,937
 MetLife Multi-Index Targeted Risk Sub-Account (Class B)
   04/29/2013 to 12/31/2013............................................    10.768430        11.218176               0
 MetLife Stock Index Sub-Account
   01/01/2004 to 12/31/2004............................................     3.134477         3.389747         193,189
   01/01/2005 to 12/31/2005............................................     3.389747         3.469943         335,166
   01/01/2006 to 12/31/2006............................................     3.469943         3.919918         304,269
   01/01/2007 to 12/31/2007............................................     3.919918         4.035033         285,909
   01/01/2008 to 12/31/2008............................................     4.035033         2.482513         257,855
   01/01/2009 to 12/31/2009............................................     2.482513         3.065628         190,850
   01/01/2010 to 12/31/2010............................................     3.065628         3.442111         130,188
   01/01/2011 to 12/31/2011............................................     3.442111         3.430978          96,140
   01/01/2012 to 12/31/2012............................................     3.430978         3.883471          48,784
   01/01/2013 to 12/31/2013............................................     3.883471         5.015748          57,423

                                                                                              AUV AT
                                                                                           BEGINNING OF
                                                                                              PERIOD
                                                                                          --------------
 MFS(Reg. TM) Investors Trust Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................................   7.481164
   01/01/2005 to 12/31/2005..............................................................   8.262964
   01/01/2006 to 04/30/2006..............................................................   8.663158
 MFS(Reg. TM) Investors Trust Sub-Account (Class E)
   01/01/2004 to 12/31/2004..............................................................   0.761825
   01/01/2005 to 12/31/2005..............................................................   0.831330
   01/01/2006 to 04/30/2006..............................................................   0.873322
 MFS(Reg. TM) Investors Trust Sub-Account (previously MFS(Reg. TM) Research Managers Sub-
   Account)
   01/01/2004 to 04/30/2004..............................................................   0.779763
 MFS(Reg. TM) Research International Sub-Account
   01/01/2004 to 12/31/2004..............................................................   0.945026
   01/01/2005 to 12/31/2005..............................................................   1.107999
   01/01/2006 to 12/31/2006..............................................................   1.265120
   01/01/2007 to 12/31/2007..............................................................   1.570349
   01/01/2008 to 12/31/2008..............................................................   1.744527
   01/01/2009 to 12/31/2009..............................................................   0.985964
   01/01/2010 to 12/31/2010..............................................................   1.272141
   01/01/2011 to 12/31/2011..............................................................   1.389876
   01/01/2012 to 12/31/2012..............................................................   1.217036
   01/01/2013 to 12/31/2013..............................................................   1.392811
 MFS(Reg. TM) Total Return Sub-Account
   05/01/2004 to 12/31/2004..............................................................   3.348043
   01/01/2005 to 12/31/2005..............................................................   3.627233
   01/01/2006 to 12/31/2006..............................................................   3.658797
   01/01/2007 to 12/31/2007..............................................................   4.016546
   01/01/2008 to 12/31/2008..............................................................   4.100743
   01/01/2009 to 12/31/2009..............................................................   3.122615
   01/01/2010 to 12/31/2010..............................................................   3.622835
   01/01/2011 to 12/31/2011..............................................................   3.901015
   01/01/2012 to 12/31/2012..............................................................   3.908441
   01/01/2013 to 12/31/2013..............................................................   4.265989
 MFS(Reg. TM) Total Return Sub-Account (previously Balanced Sub-Account)
   01/01/2004 to 04/30/2004..............................................................   1.404814
 MFS(Reg. TM) Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................................   1.177387
   01/01/2005 to 12/31/2005..............................................................   1.265937
   01/01/2006 to 12/31/2006..............................................................   1.221069
   01/01/2007 to 12/31/2007..............................................................   1.411175
   01/01/2008 to 12/31/2008..............................................................   1.328061
   01/01/2009 to 12/31/2009..............................................................   0.863398
   01/01/2010 to 12/31/2010..............................................................   1.021020
   01/01/2011 to 12/31/2011..............................................................   1.113253
   01/01/2012 to 12/31/2012..............................................................   1.098775
   01/01/2013 to 12/31/2013..............................................................   1.253275



                                                                                                AUV AT         ACCUM UNITS
                                                                                           ENDING OF PERIOD   END OF PERIOD
                                                                                          ------------------ --------------
 MFS(Reg. TM) Investors Trust Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................................     8.262964               215
   01/01/2005 to 12/31/2005..............................................................     8.663158             2,936
   01/01/2006 to 04/30/2006..............................................................     9.038131             3,418
 MFS(Reg. TM) Investors Trust Sub-Account (Class E)
   01/01/2004 to 12/31/2004..............................................................     0.831330           160,731
   01/01/2005 to 12/31/2005..............................................................     0.873322           171,139
   01/01/2006 to 04/30/2006..............................................................     0.911419                 0
 MFS(Reg. TM) Investors Trust Sub-Account (previously MFS(Reg. TM) Research Managers Sub-
   Account)
   01/01/2004 to 04/30/2004..............................................................     0.792445            74,364
 MFS(Reg. TM) Research International Sub-Account
   01/01/2004 to 12/31/2004..............................................................     1.107999           143,409
   01/01/2005 to 12/31/2005..............................................................     1.265120           194,392
   01/01/2006 to 12/31/2006..............................................................     1.570349           335,760
   01/01/2007 to 12/31/2007..............................................................     1.744527           337,842
   01/01/2008 to 12/31/2008..............................................................     0.985964           329,327
   01/01/2009 to 12/31/2009..............................................................     1.272141           203,523
   01/01/2010 to 12/31/2010..............................................................     1.389876           162,371
   01/01/2011 to 12/31/2011..............................................................     1.217036           138,370
   01/01/2012 to 12/31/2012..............................................................     1.392811           100,436
   01/01/2013 to 12/31/2013..............................................................     1.628960            76,877
 MFS(Reg. TM) Total Return Sub-Account
   05/01/2004 to 12/31/2004..............................................................     3.627233           525,031
   01/01/2005 to 12/31/2005..............................................................     3.658797           174,883
   01/01/2006 to 12/31/2006..............................................................     4.016546           189,803
   01/01/2007 to 12/31/2007..............................................................     4.100743           149,327
   01/01/2008 to 12/31/2008..............................................................     3.122615           113,449
   01/01/2009 to 12/31/2009..............................................................     3.622835            90,307
   01/01/2010 to 12/31/2010..............................................................     3.901015            66,636
   01/01/2011 to 12/31/2011..............................................................     3.908441            50,517
   01/01/2012 to 12/31/2012..............................................................     4.265989            44,348
   01/01/2013 to 12/31/2013..............................................................     4.965937            28,617
 MFS(Reg. TM) Total Return Sub-Account (previously Balanced Sub-Account)
   01/01/2004 to 04/30/2004..............................................................     1.390032           607,241
 MFS(Reg. TM) Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................................     1.265937            57,797
   01/01/2005 to 12/31/2005..............................................................     1.221069           103,536
   01/01/2006 to 12/31/2006..............................................................     1.411175           191,084
   01/01/2007 to 12/31/2007..............................................................     1.328061           184,399
   01/01/2008 to 12/31/2008..............................................................     0.863398           173,875
   01/01/2009 to 12/31/2009..............................................................     1.021020           165,568
   01/01/2010 to 12/31/2010..............................................................     1.113253           128,192
   01/01/2011 to 12/31/2011..............................................................     1.098775           113,608
   01/01/2012 to 12/31/2012..............................................................     1.253275            72,450
   01/01/2013 to 12/31/2013..............................................................     1.664009           123,513

                                                                                       AUV AT
                                                                                    BEGINNING OF
                                                                                       PERIOD
                                                                                   --------------
 MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
   (Class B))
   05/01/2004 to 12/31/2004.......................................................   2.165952
   01/01/2005 to 12/31/2005.......................................................   2.434253
   01/01/2006 to 12/31/2006.......................................................   2.636417
   01/01/2007 to 12/31/2007.......................................................   2.887135
   01/01/2008 to 12/31/2008.......................................................   2.942615
   01/01/2009 to 12/31/2009.......................................................   1.757271
   01/01/2010 to 12/31/2010.......................................................   2.093613
   01/01/2011 to 12/31/2011.......................................................   2.346357
   01/01/2012 to 12/31/2012.......................................................   2.154216
   01/01/2013 to 04/26/2013.......................................................   2.439213
 MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
   Sub-Account (Class B))
   04/28/2008 to 12/31/2008.......................................................   9.997863
   01/01/2009 to 12/31/2009.......................................................   6.575142
   01/01/2010 to 12/31/2010.......................................................   8.052751
   01/01/2011 to 12/31/2011.......................................................   8.767862
   01/01/2012 to 12/31/2012.......................................................   8.551854
   01/01/2013 to 04/26/2013.......................................................   9.552875
 MFS(Reg. TM) Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004.......................................................   1.166833
   01/01/2005 to 12/31/2005.......................................................   1.273436
   01/01/2006 to 12/31/2006.......................................................   1.229648
   01/01/2007 to 12/31/2007.......................................................   1.422232
   01/01/2008 to 12/31/2008.......................................................   1.339827
   01/01/2009 to 12/31/2009.......................................................   0.872258
   01/01/2010 to 12/31/2010.......................................................   1.032232
   01/01/2011 to 12/31/2011.......................................................   1.126228
   01/01/2012 to 12/31/2012.......................................................   1.113424
   01/01/2013 to 12/31/2013.......................................................   1.270803
 MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
   (Class E))
   01/01/2004 to 12/31/2004.......................................................   2.205845
   01/01/2005 to 12/31/2005.......................................................   2.456510
   01/01/2006 to 12/31/2006.......................................................   2.662845
   01/01/2007 to 12/31/2007.......................................................   2.918896
   01/01/2008 to 12/31/2008.......................................................   2.977908
   01/01/2009 to 12/31/2009.......................................................   1.780358
   01/01/2010 to 12/31/2010.......................................................   2.124129
   01/01/2011 to 12/31/2011.......................................................   2.383037
   01/01/2012 to 12/31/2012.......................................................   2.189922
   01/01/2013 to 04/26/2013.......................................................   2.482181
 Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010.......................................................   1.197385
   01/01/2011 to 12/31/2011.......................................................   1.385601
   01/01/2012 to 12/31/2012.......................................................   1.264831
   01/01/2013 to 12/31/2013.......................................................   1.355400
 Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap
   Opportunities Sub-Account)
   01/01/2004 to 04/30/2004.......................................................   1.125050



                                                                                         AUV AT         ACCUM UNITS
                                                                                    ENDING OF PERIOD   END OF PERIOD
                                                                                   ------------------ --------------
 MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
   (Class B))
   05/01/2004 to 12/31/2004.......................................................       2.434253             512
   01/01/2005 to 12/31/2005.......................................................       2.636417          86,939
   01/01/2006 to 12/31/2006.......................................................       2.887135         142,467
   01/01/2007 to 12/31/2007.......................................................       2.942615         132,913
   01/01/2008 to 12/31/2008.......................................................       1.757271         106,100
   01/01/2009 to 12/31/2009.......................................................       2.093613          37,583
   01/01/2010 to 12/31/2010.......................................................       2.346357          25,854
   01/01/2011 to 12/31/2011.......................................................       2.154216          29,000
   01/01/2012 to 12/31/2012.......................................................       2.439213          22,424
   01/01/2013 to 04/26/2013.......................................................       2.680775               0
 MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
   Sub-Account (Class B))
   04/28/2008 to 12/31/2008.......................................................       6.575142               0
   01/01/2009 to 12/31/2009.......................................................       8.052751           2,981
   01/01/2010 to 12/31/2010.......................................................       8.767862           2,981
   01/01/2011 to 12/31/2011.......................................................       8.551854               0
   01/01/2012 to 12/31/2012.......................................................       9.552875               0
   01/01/2013 to 04/26/2013.......................................................      10.446045               0
 MFS(Reg. TM) Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004.......................................................       1.273436         158,817
   01/01/2005 to 12/31/2005.......................................................       1.229648         121,532
   01/01/2006 to 12/31/2006.......................................................       1.422232         121,176
   01/01/2007 to 12/31/2007.......................................................       1.339827         109,554
   01/01/2008 to 12/31/2008.......................................................       0.872258          95,321
   01/01/2009 to 12/31/2009.......................................................       1.032232          90,384
   01/01/2010 to 12/31/2010.......................................................       1.126228          79,498
   01/01/2011 to 12/31/2011.......................................................       1.113424          38,909
   01/01/2012 to 12/31/2012.......................................................       1.270803          18,165
   01/01/2013 to 12/31/2013.......................................................       1.690372               0
 MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
   (Class E))
   01/01/2004 to 12/31/2004.......................................................       2.456510          66,054
   01/01/2005 to 12/31/2005.......................................................       2.662845          69,669
   01/01/2006 to 12/31/2006.......................................................       2.918896          76,496
   01/01/2007 to 12/31/2007.......................................................       2.977908          28,254
   01/01/2008 to 12/31/2008.......................................................       1.780358          21,934
   01/01/2009 to 12/31/2009.......................................................       2.124129          21,902
   01/01/2010 to 12/31/2010.......................................................       2.383037          17,320
   01/01/2011 to 12/31/2011.......................................................       2.189922          18,828
   01/01/2012 to 12/31/2012.......................................................       2.482181           6,525
   01/01/2013 to 04/26/2013.......................................................       2.728967               0
 Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010.......................................................       1.385601          63,610
   01/01/2011 to 12/31/2011.......................................................       1.264831          73,184
   01/01/2012 to 12/31/2012.......................................................       1.355400          27,096
   01/01/2013 to 12/31/2013.......................................................       1.847956           8,541
 Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap
   Opportunities Sub-Account)
   01/01/2004 to 04/30/2004.......................................................       1.112852         104,433

                                                                                AUV AT
                                                                             BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                            -------------- ------------------ --------------
 Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap
   Opportunities Sub-Account and before that Janus Mid Cap Sub-Account))
   01/01/2004 to 12/31/2004................................................   1.379275         1.580170            62,363
   01/01/2005 to 12/31/2005................................................   1.580170         1.653004            44,664
   01/01/2006 to 12/31/2006................................................   1.653004         1.808545            62,688
   01/01/2007 to 12/31/2007................................................   1.808545         1.917269            57,272
   01/01/2008 to 12/31/2008................................................   1.917269         0.837909            59,112
   01/01/2009 to 12/31/2009................................................   0.837909         1.097272            56,197
   01/01/2010 to 04/30/2010................................................   1.097272         1.185442                 0
 MSCI EAFE(Reg. TM) Index Sub-Account
   01/01/2004 to 12/31/2004................................................   0.919223         1.075152           263,650
   01/01/2005 to 12/31/2005................................................   1.075152         1.190811           449,763
   01/01/2006 to 12/31/2006................................................   1.190811         1.465061           599,910
   01/01/2007 to 12/31/2007................................................   1.465061         1.587756           563,321
   01/01/2008 to 12/31/2008................................................   1.587756         0.899939           482,514
   01/01/2009 to 12/31/2009................................................   0.899939         1.132218           274,579
   01/01/2010 to 12/31/2010................................................   1.132218         1.198231           220,468
   01/01/2011 to 12/31/2011................................................   1.198231         1.026483           233,761
   01/01/2012 to 12/31/2012................................................   1.026483         1.187989           175,241
   01/01/2013 to 12/31/2013................................................   1.187989         1.415781           184,061
 Neuberger Berman Genesis Sub-account (previously BlackRock Strategic Value
   Sub-Account (Class B))
   05/01/2004 to 12/31/2004................................................   1.577550         1.768335            54,367
   01/01/2005 to 12/31/2005................................................   1.768335         1.802092           144,908
   01/01/2006 to 12/31/2006................................................   1.802092         2.057989           169,414
   01/01/2007 to 12/31/2007................................................   2.057989         1.943529           141,021
   01/01/2008 to 12/31/2008................................................   1.943529         1.171043           103,455
   01/01/2009 to 12/31/2009................................................   1.171043         1.295815            75,879
   01/01/2010 to 12/31/2010................................................   1.295815         1.542019            68,246
   01/01/2011 to 12/31/2011................................................   1.542019         1.595580            63,148
   01/01/2012 to 12/31/2012................................................   1.595580         1.717210            47,664
   01/01/2013 to 12/31/2013................................................   1.717210         2.327187            43,241
 Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap
   Sub-Account (Class B))
   01/01/2004 to 12/31/2004................................................   1.188010         1.332796            48,192
   01/01/2005 to 12/31/2005................................................   1.332796         1.412470            37,164
   01/01/2006 to 12/31/2006................................................   1.412470         1.588558            44,541
   01/01/2007 to 12/31/2007................................................   1.588558         1.515493            63,014
   01/01/2008 to 12/31/2008................................................   1.515493         0.916923            59,026
   01/01/2009 to 12/31/2009................................................   0.916923         1.229783            46,028
   01/01/2010 to 12/31/2010................................................   1.229783         1.481743            39,807
   01/01/2011 to 12/31/2011................................................   1.481743         1.376512            38,025
   01/01/2012 to 12/31/2012................................................   1.376512         1.421136            18,637
   01/01/2013 to 04/26/2013................................................   1.421136         1.538211                 0

                                                                                AUV AT
                                                                             BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                            -------------- ------------------ --------------
 Neuberger Berman Genesis Sub-account (previously BlackRock Strategic Value
   Sub-Account (Class E))
   01/01/2004 to 12/31/2004................................................     1.569640         1.772705          572,874
   01/01/2005 to 12/31/2005................................................     1.772705         1.807355          481,003
   01/01/2006 to 12/31/2006................................................     1.807355         2.067528          403,558
   01/01/2007 to 12/31/2007................................................     2.067528         1.954857          343,693
   01/01/2008 to 12/31/2008................................................     1.954857         1.178912          288,235
   01/01/2009 to 12/31/2009................................................     1.178912         1.305527          168,487
   01/01/2010 to 12/31/2010................................................     1.305527         1.554993          136,802
   01/01/2011 to 12/31/2011................................................     1.554993         1.609794           96,816
   01/01/2012 to 12/31/2012................................................     1.609794         1.734851           55,561
   01/01/2013 to 12/31/2013................................................     1.734851         2.354228           35,046
 Oppenheimer Global Equity Sub-Account (Class B)
   05/01/2004 to 12/31/2004................................................    12.259526        14.090257                0
   01/01/2005 to 12/31/2005................................................    14.090257        16.027126              326
   01/01/2006 to 12/31/2006................................................    16.027126        18.288645            2,558
   01/01/2007 to 12/31/2007................................................    18.288645        19.056539            7,347
   01/01/2008 to 12/31/2008................................................    19.056539        11.107987            3,684
   01/01/2009 to 12/31/2009................................................    11.107987        15.229231            2,667
   01/01/2010 to 12/31/2010................................................    15.229231        17.314082            8,735
   01/01/2011 to 12/31/2011................................................    17.314082        15.553043           18,936
   01/01/2012 to 12/31/2012................................................    15.553043        18.480728           20,492
   01/01/2013 to 12/31/2013................................................    18.480728        23.037964           14,882
 Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton
   Growth Sub-Account (Class B))
   04/28/2008 to 12/31/2008................................................     9.997863         6.544407                0
   01/01/2009 to 12/31/2009................................................     6.544407         8.511644                0
   01/01/2010 to 12/31/2010................................................     8.511644         8.986657                0
   01/01/2011 to 12/31/2011................................................     8.986657         8.205560                0
   01/01/2012 to 12/31/2012................................................     8.205560         9.833783                0
   01/01/2013 to 04/26/2013................................................     9.833783        10.436072                0
 PIMCO Inflation Protection Bond Sub-Account
   05/01/2006 to 12/31/2006................................................    10.815353        10.881304            1,811
   01/01/2007 to 12/31/2007................................................    10.881304        11.822230           10,279
   01/01/2008 to 12/31/2008................................................    11.822230        10.794602           39,361
   01/01/2009 to 12/31/2009................................................    10.794602        12.496882           85,562
   01/01/2010 to 12/31/2010................................................    12.496882        13.206763           82,427
   01/01/2011 to 12/31/2011................................................    13.206763        14.395452           71,090
   01/01/2012 to 12/31/2012................................................    14.395452        15.405078           46,472
   01/01/2013 to 12/31/2013................................................    15.405078        13.706290           17,599
 PIMCO Total Return Sub-Account
   01/01/2004 to 12/31/2004................................................     1.149700         1.183594        1,115,374
   01/01/2005 to 12/31/2005................................................     1.183594         1.186889        1,197,306
   01/01/2006 to 12/31/2006................................................     1.186889         1.216618        1,143,591
   01/01/2007 to 12/31/2007................................................     1.216618         1.283246        1,050,257
   01/01/2008 to 12/31/2008................................................     1.283246         1.263558          794,765
   01/01/2009 to 12/31/2009................................................     1.263558         1.462570          954,460
   01/01/2010 to 12/31/2010................................................     1.462570         1.551524        1,029,498
   01/01/2011 to 12/31/2011................................................     1.551524         1.569872          875,074
   01/01/2012 to 12/31/2012................................................     1.569872         1.682119          784,752
   01/01/2013 to 12/31/2013................................................     1.682119         1.618037          524,780
 Pyramis(Reg. TM) Government Income Sub-Account
   04/30/2012 to 12/31/2012................................................    10.713017        10.838579              878
   01/01/2013 to 12/31/2013................................................    10.838579        10.148868              869

                                                          AUV AT
                                                       BEGINNING OF        AUV AT         ACCUM UNITS
                                                          PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                      -------------- ------------------ --------------
 Pyramis(Reg. TM) Managed Risk Sub-Account (Class B)
   04/29/2013 to 12/31/2013..........................    10.214562        10.711815               0
 Russell 2000(Reg. TM) Index Sub-Account
   01/01/2004 to 12/31/2004..........................     1.295122         1.491071         169,809
   01/01/2005 to 12/31/2005..........................     1.491071         1.525247         159,237
   01/01/2006 to 12/31/2006..........................     1.525247         1.758852         223,695
   01/01/2007 to 12/31/2007..........................     1.758852         1.695299         182,743
   01/01/2008 to 12/31/2008..........................     1.695299         1.102669         161,413
   01/01/2009 to 12/31/2009..........................     1.102669         1.358861         144,594
   01/01/2010 to 12/31/2010..........................     1.358861         1.686833         100,917
   01/01/2011 to 12/31/2011..........................     1.686833         1.583397          89,105
   01/01/2012 to 12/31/2012..........................     1.583397         1.801900          78,176
   01/01/2013 to 12/31/2013..........................     1.801900         2.441845          36,430
 Schroders Global Multi-Asset Sub-Account
   04/30/2012 to 12/31/2012..........................     1.010654         1.064118           1,355
   01/01/2013 to 12/31/2013..........................     1.064118         1.149084           1,341
 SSgA Growth and Income ETF Sub-Account
   05/01/2006 to 12/31/2006..........................    10.479788        11.084714           2,476
   01/01/2007 to 12/31/2007..........................    11.084714        11.456350           2,688
   01/01/2008 to 12/31/2008..........................    11.456350         8.419062           2,165
   01/01/2009 to 12/31/2009..........................     8.419062        10.311289          40,463
   01/01/2010 to 12/31/2010..........................    10.311289        11.349896          41,882
   01/01/2011 to 12/31/2011..........................    11.349896        11.249280           3,079
   01/01/2012 to 12/31/2012..........................    11.249280        12.447923           3,037
   01/01/2013 to 12/31/2013..........................    12.447923        13.786176           2,844
 SSgA Growth ETF Sub-Account
   05/01/2006 to 12/31/2006..........................    10.670054        11.337781               0
   01/01/2007 to 12/31/2007..........................    11.337781        11.742351             394
   01/01/2008 to 12/31/2008..........................    11.742351         7.718578             746
   01/01/2009 to 12/31/2009..........................     7.718578         9.772188             393
   01/01/2010 to 12/31/2010..........................     9.772188        10.940038          60,688
   01/01/2011 to 12/31/2011..........................    10.940038        10.500759          57,929
   01/01/2012 to 12/31/2012..........................    10.500759        11.844850          55,527
   01/01/2013 to 12/31/2013..........................    11.844850        13.715463           2,779
 T. Rowe Price Large Cap Growth Sub-Account (Class B)
   05/01/2004 to 12/31/2004..........................     1.083503         1.169830          17,481
   01/01/2005 to 12/31/2005..........................     1.169830         1.219899          36,035
   01/01/2006 to 12/31/2006..........................     1.219899         1.350528         136,717
   01/01/2007 to 12/31/2007..........................     1.350528         1.445504         231,951
   01/01/2008 to 12/31/2008..........................     1.445504         0.822106         193,852
   01/01/2009 to 12/31/2009..........................     0.822106         1.153211         417,587
   01/01/2010 to 12/31/2010..........................     1.153211         1.320318         237,832
   01/01/2011 to 12/31/2011..........................     1.320318         1.277583         218,517
   01/01/2012 to 12/31/2012..........................     1.277583         1.486743         174,323
   01/01/2013 to 12/31/2013..........................     1.486743         2.023303         268,748

                                                                          AUV AT
                                                                       BEGINNING OF        AUV AT         ACCUM UNITS
                                                                          PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                      -------------- ------------------ --------------
 T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM
   Technology Sub-Account (Class B))
   01/01/2004 to 12/31/2004..........................................   0.452785         0.424869           327,498
   01/01/2005 to 12/31/2005..........................................   0.424869         0.462589           434,081
   01/01/2006 to 12/31/2006..........................................   0.462589         0.477935           324,315
   01/01/2007 to 12/31/2007..........................................   0.477935         0.616401           221,339
   01/01/2008 to 12/31/2008..........................................   0.616401         0.335760           222,215
   01/01/2009 to 12/31/2009..........................................   0.335760         0.523469           347,410
   01/01/2010 to 12/31/2010..........................................   0.523469         0.655522           177,277
   01/01/2011 to 12/31/2011..........................................   0.655522         0.579272           158,763
   01/01/2012 to 12/31/2012..........................................   0.579272         0.636863           130,346
   01/01/2013 to 04/26/2013..........................................   0.636863         0.664818                 0
 T. Rowe Price Mid Cap Growth Sub-Account
   01/01/2004 to 12/31/2004..........................................   0.602810         0.696503           857,272
   01/01/2005 to 12/31/2005..........................................   0.696503         0.783007           857,147
   01/01/2006 to 12/31/2006..........................................   0.783007         0.815261           877,594
   01/01/2007 to 12/31/2007..........................................   0.815261         0.940438           813,294
   01/01/2008 to 12/31/2008..........................................   0.940438         0.555637           590,505
   01/01/2009 to 12/31/2009..........................................   0.555637         0.792689           297,921
   01/01/2010 to 12/31/2010..........................................   0.792689         0.992600           300,241
   01/01/2011 to 12/31/2011..........................................   0.992600         0.957430           219,906
   01/01/2012 to 12/31/2012..........................................   0.957430         1.067308           194,199
   01/01/2013 to 12/31/2013..........................................   1.067308         1.429578           161,092
 T. Rowe Price Small Cap Growth Sub-Account
   05/01/2004 to 12/31/2004..........................................   1.190237         1.264309            24,891
   01/01/2005 to 12/31/2005..........................................   1.264309         1.372832            28,765
   01/01/2006 to 12/31/2006..........................................   1.372832         1.395240            40,947
   01/01/2007 to 12/31/2007..........................................   1.395240         1.498575            54,706
   01/01/2008 to 12/31/2008..........................................   1.498575         0.935825            42,217
   01/01/2009 to 12/31/2009..........................................   0.935825         1.272327            39,812
   01/01/2010 to 12/31/2010..........................................   1.272327         1.680292            43,045
   01/01/2011 to 12/31/2011..........................................   1.680292         1.671754            39,034
   01/01/2012 to 12/31/2012..........................................   1.671754         1.900104            45,038
   01/01/2013 to 12/31/2013..........................................   1.900104         2.686536            40,647
 Western Asset Management Strategic Bond Opportunities Sub-Account
   (Class B)
   05/01/2004 to 12/31/2004..........................................   1.770673         1.870319            52,991
   01/01/2005 to 12/31/2005..........................................   1.870319         1.881289           166,706
   01/01/2006 to 12/31/2006..........................................   1.881289         1.934086           226,759
   01/01/2007 to 12/31/2007..........................................   1.934086         1.966784           212,004
   01/01/2008 to 12/31/2008..........................................   1.966784         1.635089           170,913
   01/01/2009 to 12/31/2009..........................................   1.635089         2.114941           244,315
   01/01/2010 to 12/31/2010..........................................   2.114941         2.332448           237,077
   01/01/2011 to 12/31/2011..........................................   2.332448         2.421003           193,018
   01/01/2012 to 12/31/2012..........................................   2.421003         2.642122           221,994
   01/01/2013 to 12/31/2013..........................................   2.642122         2.612523           154,870

                                                                       AUV AT
                                                                    BEGINNING OF        AUV AT         ACCUM UNITS
                                                                       PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                   -------------- ------------------ --------------
 Western Asset Management Strategic Bond Opportunities Sub-Account
   (Class E)
   01/01/2004 to 12/31/2004.......................................     1.807173         1.886965         620,532
   01/01/2005 to 12/31/2005.......................................     1.886965         1.900076         633,408
   01/01/2006 to 12/31/2006.......................................     1.900076         1.953952         557,480
   01/01/2007 to 12/31/2007.......................................     1.953952         1.990523         539,022
   01/01/2008 to 12/31/2008.......................................     1.990523         1.656953         410,772
   01/01/2009 to 12/31/2009.......................................     1.656953         2.144576         319,961
   01/01/2010 to 12/31/2010.......................................     2.144576         2.368668         311,378
   01/01/2011 to 12/31/2011.......................................     2.368668         2.460698         191,476
   01/01/2012 to 12/31/2012.......................................     2.460698         2.685539          91,362
   01/01/2013 to 12/31/2013.......................................     2.685539         2.658304          49,050
 Western Asset Management U.S. Government Sub-Account (Class B)
   05/01/2004 to 12/31/2004.......................................     1.463541         1.492981           7,193
   01/01/2005 to 12/31/2005.......................................     1.492981         1.484593         114,390
   01/01/2006 to 12/31/2006.......................................     1.484593         1.513002          86,982
   01/01/2007 to 12/31/2007.......................................     1.513002         1.543470          77,834
   01/01/2008 to 12/31/2008.......................................     1.543470         1.505529          62,835
   01/01/2009 to 12/31/2009.......................................     1.505529         1.536701          93,193
   01/01/2010 to 12/31/2010.......................................     1.536701         1.589802         148,707
   01/01/2011 to 12/31/2011.......................................     1.589802         1.641284         129,191
   01/01/2012 to 12/31/2012.......................................     1.641284         1.658474          80,008
   01/01/2013 to 12/31/2013.......................................     1.658474         1.611722          57,647
 Western Asset Management U.S. Government Sub-Account (Class E)
   01/01/2004 to 12/31/2004.......................................     1.492986         1.505148         548,668
   01/01/2005 to 12/31/2005.......................................     1.505148         1.499477         538,925
   01/01/2006 to 12/31/2006.......................................     1.499477         1.529055         487,737
   01/01/2007 to 12/31/2007.......................................     1.529055         1.561331         394,486
   01/01/2008 to 12/31/2008.......................................     1.561331         1.524545         288,842
   01/01/2009 to 12/31/2009.......................................     1.524545         1.557687         251,273
   01/01/2010 to 12/31/2010.......................................     1.557687         1.614239         240,917
   01/01/2011 to 12/31/2011.......................................     1.614239         1.666769         179,452
   01/01/2012 to 12/31/2012.......................................     1.666769         1.685855          36,943
   01/01/2013 to 12/31/2013.......................................     1.685855         1.640907               0
 American Funds Bond Sub-Account
   05/01/2006 to 12/31/2006.......................................    13.794839        14.403530           9,302
   01/01/2007 to 12/31/2007.......................................    14.403530        14.557391          21,975
   01/01/2008 to 12/31/2008.......................................    14.557391        12.908549          16,542
   01/01/2009 to 12/31/2009.......................................    12.908549        14.219535          13,635
   01/01/2010 to 12/31/2010.......................................    14.219535        14.806615           9,634
   01/01/2011 to 12/31/2011.......................................    14.806615        15.369418           8,048
   01/01/2012 to 12/31/2012.......................................    15.369418        15.841075           7,340
   01/01/2013 to 12/31/2013.......................................    15.841075        15.161889           7,963
 American Funds Global Small Capitalization Sub-Account
   01/01/2004 to 12/31/2004.......................................     1.564764         1.850253         216,798
   01/01/2005 to 12/31/2005.......................................     1.850253         2.269019         373,694
   01/01/2006 to 12/31/2006.......................................     2.269019         2.753726         531,915
   01/01/2007 to 12/31/2007.......................................     2.753726         3.270664         547,658
   01/01/2008 to 12/31/2008.......................................     3.270664         1.486904         477,846
   01/01/2009 to 12/31/2009.......................................     1.486904         2.346163         511,255
   01/01/2010 to 12/31/2010.......................................     2.346163         2.809600         328,004
   01/01/2011 to 12/31/2011.......................................     2.809600         2.222344         311,667
   01/01/2012 to 12/31/2012.......................................     2.222344         2.568892         185,910
   01/01/2013 to 12/31/2013.......................................     2.568892         3.223677         130,723

                                              AUV AT
                                           BEGINNING OF        AUV AT         ACCUM UNITS
                                              PERIOD      ENDING OF PERIOD   END OF PERIOD
                                          -------------- ------------------ --------------
 American Funds Growth Sub-Account
   01/01/2004 to 12/31/2004..............     9.841006        10.829321         250,582
   01/01/2005 to 12/31/2005..............    10.829321        12.309813         278,813
   01/01/2006 to 12/31/2006..............    12.309813        13.273138         286,635
   01/01/2007 to 12/31/2007..............    13.273138        14.585937         247,843
   01/01/2008 to 12/31/2008..............    14.585937         7.993652         187,862
   01/01/2009 to 12/31/2009..............     7.993652        10.901629         140,779
   01/01/2010 to 12/31/2010..............    10.901629        12.656838         122,691
   01/01/2011 to 12/31/2011..............    12.656838        11.852397         100,050
   01/01/2012 to 12/31/2012..............    11.852397        13.667384          64,311
   01/01/2013 to 12/31/2013..............    13.667384        17.394804          45,364
 American Funds Growth-Income Sub-Account
   01/01/2004 to 12/31/2004..............     7.658592         8.268729         306,459
   01/01/2005 to 12/31/2005..............     8.268729         8.561100         346,257
   01/01/2006 to 12/31/2006..............     8.561100         9.648645         371,609
   01/01/2007 to 12/31/2007..............     9.648645         9.913486         347,736
   01/01/2008 to 12/31/2008..............     9.913486         6.026688         303,558
   01/01/2009 to 12/31/2009..............     6.026688         7.737387         209,507
   01/01/2010 to 12/31/2010..............     7.737387         8.434034         167,492
   01/01/2011 to 12/31/2011..............     8.434034         8.099883         108,203
   01/01/2012 to 12/31/2012..............     8.099883         9.307846          78,633
   01/01/2013 to 12/31/2013..............     9.307846        12.155733          56,358





                                                                       AUV AT
                                                                    BEGINNING OF        AUV AT         ACCUM UNITS
                                                                       PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                   -------------- ------------------ --------------
American Forerunner - 1.85
 AllianceBernstein Global Dynamic Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012.......................................    10.173017        10.488634              0
   01/01/2013 to 12/31/2013.......................................    10.488634        11.444039            356
 American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................    10.007972         6.989945         13,967
   01/01/2009 to 12/31/2009.......................................     6.989945         8.874139         21,662
   01/01/2010 to 12/31/2010.......................................     8.874139         9.770954         19,643
   01/01/2011 to 12/31/2011.......................................     9.770954         9.388157         11,311
   01/01/2012 to 12/31/2012.......................................     9.388157        10.461928         37,359
   01/01/2013 to 12/31/2013.......................................    10.461928        12.173490         36,801
 American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................     9.997973         6.340094              0
   01/01/2009 to 12/31/2009.......................................     6.340094         8.342480         73,683
   01/01/2010 to 12/31/2010.......................................     8.342480         9.293873         72,752
   01/01/2011 to 12/31/2011.......................................     9.293873         8.692032         72,323
   01/01/2012 to 12/31/2012.......................................     8.692032         9.910548         71,850
   01/01/2013 to 12/31/2013.......................................     9.910548        12.171696          1,180
 American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................    10.017972         7.661591              0
   01/01/2009 to 12/31/2009.......................................     7.661591         9.280852              0
   01/01/2010 to 12/31/2010.......................................     9.280852        10.013393          1,109
   01/01/2011 to 12/31/2011.......................................    10.013393         9.849039              0
   01/01/2012 to 12/31/2012.......................................     9.849039        10.715470              0
   01/01/2013 to 12/31/2013.......................................    10.715470        11.941314              0
 AQR Global Risk Balanced Sub-Account (Class B)
   04/30/2012 to 12/31/2012.......................................    11.101593        11.472543            663
   01/01/2013 to 12/31/2013.......................................    11.472543        10.880300          1,121

                                                                              AUV AT
                                                                           BEGINNING OF        AUV AT         ACCUM UNITS
                                                                              PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                          -------------- ------------------ --------------
 Baillie Gifford International Stock Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................   1.114730         1.269607             6,358
   01/01/2005 to 12/31/2005..............................................   1.269607         1.465602            48,146
   01/01/2006 to 12/31/2006..............................................   1.465602         1.672292            65,569
   01/01/2007 to 12/31/2007..............................................   1.672292         1.806760            88,437
   01/01/2008 to 12/31/2008..............................................   1.806760         0.988892           107,521
   01/01/2009 to 12/31/2009..............................................   0.988892         1.183225            88,421
   01/01/2010 to 12/31/2010..............................................   1.183225         1.241243            72,131
   01/01/2011 to 12/31/2011..............................................   1.241243         0.973205            62,122
   01/01/2012 to 12/31/2012..............................................   0.973205         1.140292            58,904
   01/01/2013 to 12/31/2013..............................................   1.140292         1.288846           156,417
 Baillie Gifford International Stock Sub-Account (Class E)
   01/01/2004 to 12/31/2004..............................................   1.109164         1.284927           209,328
   01/01/2005 to 12/31/2005..............................................   1.284927         1.485986           156,146
   01/01/2006 to 12/31/2006..............................................   1.485986         1.696026           134,143
   01/01/2007 to 12/31/2007..............................................   1.696026         1.834660            96,672
   01/01/2008 to 12/31/2008..............................................   1.834660         1.004888            76,564
   01/01/2009 to 12/31/2009..............................................   1.004888         1.203123            69,970
   01/01/2010 to 12/31/2010..............................................   1.203123         1.264201            64,393
   01/01/2011 to 12/31/2011..............................................   1.264201         0.993097            46,672
   01/01/2012 to 12/31/2012..............................................   0.993097         1.163865            21,355
   01/01/2013 to 12/31/2013..............................................   1.163865         1.317306            23,033
 Barclays Aggregate Bond Index Sub-Account (Class B) (previously Barclays
   Capital Aggregate Bond Index Sub-Account (Class B))
   01/01/2004 to 12/31/2004..............................................   1.218948         1.242541           438,800
   01/01/2005 to 12/31/2005..............................................   1.242541         1.242429           406,868
   01/01/2006 to 12/31/2006..............................................   1.242429         1.266224           407,056
   01/01/2007 to 12/31/2007..............................................   1.266224         1.325682           357,156
   01/01/2008 to 12/31/2008..............................................   1.325682         1.374594           409,893
   01/01/2009 to 12/31/2009..............................................   1.374594         1.416596           411,296
   01/01/2010 to 12/31/2010..............................................   1.416596         1.469805           344,932
   01/01/2011 to 12/31/2011..............................................   1.469805         1.548025           167,081
   01/01/2012 to 12/31/2012..............................................   1.548025         1.574582           110,240
   01/01/2013 to 12/31/2013..............................................   1.574582         1.506587           117,075
 BlackRock Bond Income Sub-Account (Class B)
   01/01/2004 to 12/31/2004..............................................   3.983960         4.073904           457,529
   01/01/2005 to 12/31/2005..............................................   4.073904         4.085602           418,199
   01/01/2006 to 12/31/2006..............................................   4.085602         4.176848           307,416
   01/01/2007 to 12/31/2007..............................................   4.176848         4.346791           260,869
   01/01/2008 to 12/31/2008..............................................   4.346791         4.110518           188,956
   01/01/2009 to 12/31/2009..............................................   4.110518         4.405751           262,121
   01/01/2010 to 12/31/2010..............................................   4.405751         4.673993           213,389
   01/01/2011 to 12/31/2011..............................................   4.673993         4.877821           121,218
   01/01/2012 to 12/31/2012..............................................   4.877821         5.136594            33,945
   01/01/2013 to 12/31/2013..............................................   5.136594         4.991624            30,626

                                                                                AUV AT
                                                                             BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                            -------------- ------------------ --------------
 BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock
   Legacy Large Cap Growth Sub-Account (Class B))
   05/01/2004 to 12/31/2004................................................     2.222263         2.427777             921
   01/01/2005 to 12/31/2005................................................     2.427777         2.544365          12,212
   01/01/2006 to 12/31/2006................................................     2.544365         2.594901          12,875
   01/01/2007 to 12/31/2007................................................     2.594901         3.016574          15,679
   01/01/2008 to 12/31/2008................................................     3.016574         1.874597          19,090
   01/01/2009 to 12/31/2009................................................     1.874597         2.512019          42,070
   01/01/2010 to 12/31/2010................................................     2.512019         2.946113          96,512
   01/01/2011 to 12/31/2011................................................     2.946113         2.627422          82,242
   01/01/2012 to 12/31/2012................................................     2.627422         2.941959          79,339
   01/01/2013 to 12/31/2013................................................     2.941959         3.867183          83,000
 BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock
   Legacy Large Cap Growth Sub-Account (Class B) and before that FI Large
   Cap Sub-Account)
   05/01/2006 to 12/31/2006................................................    16.363114        16.504189               0
   01/01/2007 to 12/31/2007................................................    16.504189        16.803096           1,550
   01/01/2008 to 12/31/2008................................................    16.803096         9.079821           2,166
   01/01/2009 to 05/01/2009................................................     9.079821         9.461437               0
 BlackRock Capital Appreciation Sub-Account (Class E) (previously BlackRock
   Legacy Large Cap Growth Sub-Account (Class E))
   01/01/2004 to 12/31/2004................................................     2.294385         2.446067         149,506
   01/01/2005 to 12/31/2005................................................     2.446067         2.565883         108,925
   01/01/2006 to 12/31/2006................................................     2.565883         2.619676          88,452
   01/01/2007 to 12/31/2007................................................     2.619676         3.048225          76,418
   01/01/2008 to 12/31/2008................................................     3.048225         1.896146          74,326
   01/01/2009 to 12/31/2009................................................     1.896146         2.543108          34,145
   01/01/2010 to 12/31/2010................................................     2.543108         2.986420          36,900
   01/01/2011 to 12/31/2011................................................     2.986420         2.666059          15,890
   01/01/2012 to 12/31/2012................................................     2.666059         2.987898          12,405
   01/01/2013 to 12/31/2013................................................     2.987898         3.931742          21,708
 BlackRock Diversified Sub-Account (Class B)
   05/01/2004 to 12/31/2004................................................    32.607769        35.076870               0
   01/01/2005 to 12/31/2005................................................    35.076870        35.406434             116
   01/01/2006 to 12/31/2006................................................    35.406434        38.320556             238
   01/01/2007 to 12/31/2007................................................    38.320556        39.727116             607
   01/01/2008 to 12/31/2008................................................    39.727116        29.261075             526
   01/01/2009 to 12/31/2009................................................    29.261075        33.608253             245
   01/01/2010 to 12/31/2010................................................    33.608253        36.065547             125
   01/01/2011 to 12/31/2011................................................    36.065547        36.676592             121
   01/01/2012 to 12/31/2012................................................    36.676592        40.359953             119
   01/01/2013 to 12/31/2013................................................    40.359953        47.653990             114
 BlackRock Global Tactical Strategies Sub-Account (Class B)
   04/30/2012 to 12/31/2012................................................     9.929073        10.219693             739
   01/01/2013 to 12/31/2013................................................    10.219693        11.066570           1,143
 BlackRock Large Cap Core Sub-Account
   04/30/2007 to 12/31/2007................................................     7.015093         7.053968          20,429
   01/01/2008 to 12/31/2008................................................     7.053968         4.340930          22,703
   01/01/2009 to 12/31/2009................................................     4.340930         5.079396          21,730
   01/01/2010 to 12/31/2010................................................     5.079396         5.607377          18,491
   01/01/2011 to 12/31/2011................................................     5.607377         5.518848          13,766
   01/01/2012 to 12/31/2012................................................     5.518848         6.143782           9,445
   01/01/2013 to 12/31/2013................................................     6.143782         8.098857          14,606

                                                                          AUV AT
                                                                       BEGINNING OF        AUV AT         ACCUM UNITS
                                                                          PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                      -------------- ------------------ --------------
 BlackRock Large Cap Sub-Account (previously BlackRock Large Cap Sub-
   Account)
   01/01/2004 to 12/31/2004..........................................     5.489819         5.960047          30,258
   01/01/2005 to 12/31/2005..........................................     5.960047         6.045173          32,540
   01/01/2006 to 12/31/2006..........................................     6.045173         6.755657          33,130
   01/01/2007 to 04/27/2007..........................................     6.755657         7.074482               0
 BlackRock Large Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004..........................................     1.059512         1.165355           6,984
   01/01/2005 to 12/31/2005..........................................     1.165355         1.207632           9,302
   01/01/2006 to 12/31/2006..........................................     1.207632         1.412341          25,781
   01/01/2007 to 12/31/2007..........................................     1.412341         1.429694         176,600
   01/01/2008 to 12/31/2008..........................................     1.429694         0.910672         302,525
   01/01/2009 to 12/31/2009..........................................     0.910672         0.992799         322,497
   01/01/2010 to 12/31/2010..........................................     0.992799         1.061599         267,951
   01/01/2011 to 12/31/2011..........................................     1.061599         1.063541         262,686
   01/01/2012 to 12/31/2012..........................................     1.063541         1.189783         259,006
   01/01/2013 to 12/31/2013..........................................     1.189783         1.538763          99,560
 BlackRock Large Cap Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004..........................................     1.050182         1.168212         154,244
   01/01/2005 to 12/31/2005..........................................     1.168212         1.212123         143,625
   01/01/2006 to 12/31/2006..........................................     1.212123         1.418488         127,585
   01/01/2007 to 12/31/2007..........................................     1.418488         1.437905         123,062
   01/01/2008 to 12/31/2008..........................................     1.437905         0.916900         101,273
   01/01/2009 to 12/31/2009..........................................     0.916900         1.000692          71,952
   01/01/2010 to 12/31/2010..........................................     1.000692         1.070798          66,811
   01/01/2011 to 12/31/2011..........................................     1.070798         1.073573          29,630
   01/01/2012 to 12/31/2012..........................................     1.073573         1.202781           7,879
   01/01/2013 to 12/31/2013..........................................     1.202781         1.557233           7,820
 BlackRock Money Market Sub-Account (Class B)
   01/01/2004 to 12/31/2004..........................................     2.010985         1.988514         881,356
   01/01/2005 to 12/31/2005..........................................     1.988514         2.003634         773,557
   01/01/2006 to 12/31/2006..........................................     2.003634         2.056528         876,578
   01/01/2007 to 12/31/2007..........................................     2.056528         2.115817         798,820
   01/01/2008 to 12/31/2008..........................................     2.115817         2.130913         549,507
   01/01/2009 to 12/31/2009..........................................     2.130913         2.097149         559,299
   01/01/2010 to 12/31/2010..........................................     2.097149         2.058707         487,842
   01/01/2011 to 12/31/2011..........................................     2.058707         2.021071         356,686
   01/01/2012 to 12/31/2012..........................................     2.021071         1.983822         158,435
   01/01/2013 to 12/31/2013..........................................     1.983822         1.947457          61,839
 Clarion Global Real Estate Sub-Account
   05/01/2004 to 12/31/2004..........................................     9.998479        12.794986          10,901
   01/01/2005 to 12/31/2005..........................................    12.794986        14.230000          21,480
   01/01/2006 to 12/31/2006..........................................    14.230000        19.220070          30,780
   01/01/2007 to 12/31/2007..........................................    19.220070        16.034691          39,378
   01/01/2008 to 12/31/2008..........................................    16.034691         9.180346          37,612
   01/01/2009 to 12/31/2009..........................................     9.180346        12.142370          32,171
   01/01/2010 to 12/31/2010..........................................    12.142370        13.839867          29,542
   01/01/2011 to 12/31/2011..........................................    13.839867        12.827651          27,082
   01/01/2012 to 12/31/2012..........................................    12.827651        15.863844          19,440
   01/01/2013 to 12/31/2013..........................................    15.863844        16.125203          20,147

                                                                                AUV AT
                                                                             BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                            -------------- ------------------ --------------
 ClearBridge Aggressive Growth Portfolio II Sub-Account (Class B) (formerly
   Janus Forty Sub-Account (Class B))
   04/30/2007 to 12/31/2007................................................   130.244701       159.294760              25
   01/01/2008 to 12/31/2008................................................   159.294760        90.695950           1,837
   01/01/2009 to 12/31/2009................................................    90.695950       127.188698           2,360
   01/01/2010 to 12/31/2010................................................   127.188698       136.591642           1,992
   01/01/2011 to 12/31/2011................................................   136.591642       123.975296           1,055
   01/01/2012 to 12/31/2012................................................   123.975296       149.091350             653
   01/01/2013 to 12/31/2013................................................   149.091350       188.489724             842
 ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class B) and before that Legg
   Mason Partners Aggressive Growth Sub-Account)
   01/01/2004 to 12/31/2004................................................     0.668877         0.712004         246,997
   01/01/2005 to 12/31/2005................................................     0.712004         0.793887         191,694
   01/01/2006 to 12/31/2006................................................     0.793887         0.765824         155,906
   01/01/2007 to 12/31/2007................................................     0.765824         0.768751         141,249
   01/01/2008 to 12/31/2008................................................     0.768751         0.459917         141,998
   01/01/2009 to 12/31/2009................................................     0.459917         0.600304         137,090
   01/01/2010 to 12/31/2010................................................     0.600304         0.729486         169,067
   01/01/2011 to 12/31/2011................................................     0.729486         0.739398         154,589
   01/01/2012 to 12/31/2012................................................     0.739398         0.860101          84,196
   01/01/2013 to 12/31/2013................................................     0.860101         1.229377         108,017
 ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class B) and before that Legg
   Mason Value Equity Sub-Account (Class B))
   05/01/2006 to 12/31/2006................................................     9.064007         9.688414             853
   01/01/2007 to 12/31/2007................................................     9.688414         8.948118           1,153
   01/01/2008 to 12/31/2008................................................     8.948118         3.986235           1,734
   01/01/2009 to 12/31/2009................................................     3.986235         5.398988           1,917
   01/01/2010 to 12/31/2010................................................     5.398988         5.688824           2,049
   01/01/2011 to 04/29/2011................................................     5.688824         6.040116               0
 ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class E))
   05/02/2011 to 12/31/2011................................................     0.610523         0.552155         159,178
   01/01/2012 to 12/31/2012................................................     0.552155         0.642612         125,378
   01/01/2013 to 12/31/2013................................................     0.642612         0.920074         170,046
 ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class E) and before that Legg
   Mason Value Equity Sub-Account (Class E))
   05/01/2006 to 12/31/2006................................................     0.913897         0.977227         304,930
   01/01/2007 to 12/31/2007................................................     0.977227         0.903468         319,659
   01/01/2008 to 12/31/2008................................................     0.903468         0.402824         352,122
   01/01/2009 to 12/31/2009................................................     0.402824         0.545557         168,830
   01/01/2010 to 12/31/2010................................................     0.545557         0.575057         142,899
   01/01/2011 to 04/29/2011................................................     0.575057         0.610616               0

                                                                         AUV AT
                                                                      BEGINNING OF        AUV AT         ACCUM UNITS
                                                                         PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                     -------------- ------------------ --------------
 Davis Venture Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004.........................................     2.737436         2.937429          40,355
   01/01/2005 to 12/31/2005.........................................     2.937429         3.171992         190,426
   01/01/2006 to 12/31/2006.........................................     3.171992         3.559952         197,342
   01/01/2007 to 12/31/2007.........................................     3.559952         3.646127         269,519
   01/01/2008 to 12/31/2008.........................................     3.646127         2.164603         333,994
   01/01/2009 to 12/31/2009.........................................     2.164603         2.797483         311,132
   01/01/2010 to 12/31/2010.........................................     2.797483         3.067854         302,785
   01/01/2011 to 12/31/2011.........................................     3.067854         2.883159         253,086
   01/01/2012 to 12/31/2012.........................................     2.883159         3.187112         236,392
   01/01/2013 to 12/31/2013.........................................     3.187112         4.172408         201,768
 Davis Venture Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004.........................................     2.692475         2.963899         826,221
   01/01/2005 to 12/31/2005.........................................     2.963899         3.204658         654,313
   01/01/2006 to 12/31/2006.........................................     3.204658         3.599292         598,475
   01/01/2007 to 12/31/2007.........................................     3.599292         3.689541         439,498
   01/01/2008 to 12/31/2008.........................................     3.689541         2.192625         364,196
   01/01/2009 to 12/31/2009.........................................     2.192625         2.837504         314,755
   01/01/2010 to 12/31/2010.........................................     2.837504         3.114681         210,280
   01/01/2011 to 12/31/2011.........................................     3.114681         2.929915         125,662
   01/01/2012 to 12/31/2012.........................................     2.929915         3.241226          70,549
   01/01/2013 to 12/31/2013.........................................     3.241226         4.248654          77,164
 Frontier Mid Cap Growth Sub-Account (Class B) (previously BlackRock
   Aggressive Growth Sub-Account (Class B))
   05/01/2004 to 12/31/2004.........................................    31.231893        34.523392               0
   01/01/2005 to 12/31/2005.........................................    34.523392        37.428177             904
   01/01/2006 to 12/31/2006.........................................    37.428177        39.120333           1,646
   01/01/2007 to 12/31/2007.........................................    39.120333        46.170185           2,272
   01/01/2008 to 12/31/2008.........................................    46.170185        24.545571           3,417
   01/01/2009 to 12/31/2009.........................................    24.545571        35.917321           4,282
   01/01/2010 to 12/31/2010.........................................    35.917321        40.546181           2,472
   01/01/2011 to 12/31/2011.........................................    40.546181        38.512898           1,917
   01/01/2012 to 12/31/2012.........................................    38.512898        41.845445           1,857
   01/01/2013 to 12/31/2013.........................................    41.845445        54.402209           1,709
 Harris Oakmark International Sub-Account (Class B)
   01/01/2004 to 12/31/2004.........................................     1.163718         1.376792          51,768
   01/01/2005 to 12/31/2005.........................................     1.376792         1.544055          70,487
   01/01/2006 to 12/31/2006.........................................     1.544055         1.953132         125,991
   01/01/2007 to 12/31/2007.........................................     1.953132         1.895689         371,860
   01/01/2008 to 12/31/2008.........................................     1.895689         1.100027         373,019
   01/01/2009 to 12/31/2009.........................................     1.100027         1.674460         406,756
   01/01/2010 to 12/31/2010.........................................     1.674460         1.913696         367,666
   01/01/2011 to 12/31/2011.........................................     1.913696         1.610854         376,158
   01/01/2012 to 12/31/2012.........................................     1.610854         2.043724         282,792
   01/01/2013 to 12/31/2013.........................................     2.043724         2.617983         105,792

                                                                                 AUV AT
                                                                              BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                 PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                             -------------- ------------------ --------------
 Harris Oakmark International Sub-Account (Class E)
   01/01/2004 to 12/31/2004.................................................   1.166106         1.381496           271,742
   01/01/2005 to 12/31/2005.................................................   1.381496         1.549833           186,961
   01/01/2006 to 12/31/2006.................................................   1.549833         1.962517           140,718
   01/01/2007 to 12/31/2007.................................................   1.962517         1.907085           152,755
   01/01/2008 to 12/31/2008.................................................   1.907085         1.107729           125,128
   01/01/2009 to 12/31/2009.................................................   1.107729         1.688409           104,907
   01/01/2010 to 12/31/2010.................................................   1.688409         1.931061            94,269
   01/01/2011 to 12/31/2011.................................................   1.931061         1.628044            21,470
   01/01/2012 to 12/31/2012.................................................   1.628044         2.065840                 0
   01/01/2013 to 12/31/2013.................................................   2.065840         2.649522                 0
 Invesco Balanced-Risk Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012.................................................   1.010638         1.044753                 0
   01/01/2013 to 12/31/2013.................................................   1.044753         1.044689                 0
 Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap
   Value Sub-Account (Class B))
   04/30/2012 to 12/31/2012.................................................   2.383501         2.442845           232,642
   01/01/2013 to 12/31/2013.................................................   2.442845         3.124823           112,472
 Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap
   Value Sub-Account (Class B) and before that Neuberger Berman Mid Cap
   Value Sub-Account)
   01/01/2004 to 12/31/2004.................................................   1.749151         2.106104           225,042
   01/01/2005 to 12/31/2005.................................................   2.106104         2.314232           207,580
   01/01/2006 to 12/31/2006.................................................   2.314232         2.526323           212,387
   01/01/2007 to 12/31/2007.................................................   2.526323         2.558886           309,493
   01/01/2008 to 12/31/2008.................................................   2.558886         1.319263           303,821
   01/01/2009 to 12/31/2009.................................................   1.319263         1.913373           296,172
   01/01/2010 to 12/31/2010.................................................   1.913373         2.367624           271,886
   01/01/2011 to 12/31/2011.................................................   2.367624         2.169180           247,665
   01/01/2012 to 04/27/2012.................................................   2.169180         2.395278                 0
 Invesco Small Cap Growth Sub-account
   01/01/2004 to 12/31/2004.................................................   1.148687         1.200106            62,567
   01/01/2005 to 12/31/2005.................................................   1.200106         1.275557            59,506
   01/01/2006 to 12/31/2006.................................................   1.275557         1.429836            57,454
   01/01/2007 to 12/31/2007.................................................   1.429836         1.558872            45,244
   01/01/2008 to 12/31/2008.................................................   1.558872         0.937566            54,572
   01/01/2009 to 12/31/2009.................................................   0.937566         1.231651            68,895
   01/01/2010 to 12/31/2010.................................................   1.231651         1.525667            62,217
   01/01/2011 to 12/31/2011.................................................   1.525667         1.481564            36,175
   01/01/2012 to 12/31/2012.................................................   1.481564         1.719397            35,080
   01/01/2013 to 12/31/2013.................................................   1.719397         2.366024            32,281
 Jennison Growth Sub-Account (Class B)
   05/01/2005 to 12/31/2005.................................................   0.397840         0.476465            17,229
   01/01/2006 to 12/31/2006.................................................   0.476465         0.479560           120,506
   01/01/2007 to 12/31/2007.................................................   0.479560         0.524333           120,136
   01/01/2008 to 12/31/2008.................................................   0.524333         0.326585           132,150
   01/01/2009 to 12/31/2009.................................................   0.326585         0.447439           132,150
   01/01/2010 to 12/31/2010.................................................   0.447439         0.488936           146,222
   01/01/2011 to 12/31/2011.................................................   0.488936         0.481057           140,285
   01/01/2012 to 12/31/2012.................................................   0.481057         0.545655           218,144
   01/01/2013 to 12/31/2013.................................................   0.545655         0.732414           195,427

                                                                                 AUV AT
                                                                              BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                 PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                             -------------- ------------------ --------------
 Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital
   Appreciation Sub-Account)
   05/01/2005 to 12/31/2005.................................................     7.798203         8.442193           1,840
   01/01/2006 to 12/31/2006.................................................     8.442193         8.919052           3,298
   01/01/2007 to 12/31/2007.................................................     8.919052        10.005665           4,736
   01/01/2008 to 12/31/2008.................................................    10.005665         5.309515           5,836
   01/01/2009 to 12/31/2009.................................................     5.309515         7.490066          18,228
   01/01/2010 to 12/31/2010.................................................     7.490066         8.043762           6,934
   01/01/2011 to 12/31/2011.................................................     8.043762         7.787598           6,238
   01/01/2012 to 04/27/2012.................................................     7.787598         8.748196               0
 Jennison Growth Sub-account (Class B) (previously Met/Putnam Voyager Sub-
   Account (Class B))
   05/01/2004 to 12/31/2004.................................................     0.415008         0.431959               0
   01/01/2005 to 04/30/2005.................................................     0.431959         0.393090               0
 Jennison Growth Sub-Account (Class E)
   05/01/2005 to 12/31/2005.................................................     0.398121         0.477492         107,577
   01/01/2006 to 12/31/2006.................................................     0.477492         0.480944         107,474
   01/01/2007 to 12/31/2007.................................................     0.480944         0.526579          66,389
   01/01/2008 to 12/31/2008.................................................     0.526579         0.327844          64,798
   01/01/2009 to 12/31/2009.................................................     0.327844         0.450190          59,600
   01/01/2010 to 12/31/2010.................................................     0.450190         0.492507          30,095
   01/01/2011 to 12/31/2011.................................................     0.492507         0.484982          26,142
   01/01/2012 to 12/31/2012.................................................     0.484982         0.550212          11,058
   01/01/2013 to 12/31/2013.................................................     0.550212         0.739455          67,166
 Jennison Growth Sub-Account (Class E) (previously Met/Putnam Voyager Sub-
   Account (Class E))
   01/01/2004 to 12/31/2004.................................................     0.420437         0.431971         168,936
   01/01/2005 to 04/30/2005.................................................     0.431971         0.397008               0
 JPMorgan Global Active Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012.................................................     1.012693         1.046793               0
   01/01/2013 to 12/31/2013.................................................     1.046793         1.140507           3,584
 Loomis Sayles Global Markets Sub-Account (Class B)
   04/29/2013 to 12/31/2013.................................................    12.730637        13.949060             491
 Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin
   Income Sub-Account (Class B))
   04/28/2008 to 12/31/2008.................................................     9.997973         7.961672               0
   01/01/2009 to 12/31/2009.................................................     7.961672         9.990760           1,832
   01/01/2010 to 12/31/2010.................................................     9.990760        10.967013               0
   01/01/2011 to 12/31/2011.................................................    10.967013        10.996189               0
   01/01/2012 to 12/31/2012.................................................    10.996189        12.142054             493
   01/01/2013 to 04/26/2013.................................................    12.142054        12.656204               0
 Loomis Sayles Small Cap Core Sub-Account (Class B)
   05/01/2004 to 12/31/2004.................................................     2.238693         2.529148          19,840
   01/01/2005 to 12/31/2005.................................................     2.529148         2.648695          89,234
   01/01/2006 to 12/31/2006.................................................     2.648695         3.026580          61,836
   01/01/2007 to 12/31/2007.................................................     3.026580         3.316166          86,546
   01/01/2008 to 12/31/2008.................................................     3.316166         2.081445          83,286
   01/01/2009 to 12/31/2009.................................................     2.081445         2.654792          73,498
   01/01/2010 to 12/31/2010.................................................     2.654792         3.315289          78,541
   01/01/2011 to 12/31/2011.................................................     3.315289         3.265663          62,502
   01/01/2012 to 12/31/2012.................................................     3.265663         3.662876          53,912
   01/01/2013 to 12/31/2013.................................................     3.662876         5.058716          71,882

                                                        AUV AT
                                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                    -------------- ------------------ --------------
 Loomis Sayles Small Cap Core Sub-Account (Class E)
   01/01/2004 to 12/31/2004........................   2.233795         2.548099           252,843
   01/01/2005 to 12/31/2005........................   2.548099         2.670913           267,158
   01/01/2006 to 12/31/2006........................   2.670913         3.054895           260,818
   01/01/2007 to 12/31/2007........................   3.054895         3.350365           131,328
   01/01/2008 to 12/31/2008........................   3.350365         2.105027           113,939
   01/01/2009 to 12/31/2009........................   2.105027         2.687429           103,716
   01/01/2010 to 12/31/2010........................   2.687429         3.359486            90,124
   01/01/2011 to 12/31/2011........................   3.359486         3.312557            72,302
   01/01/2012 to 12/31/2012........................   3.312557         3.719099            52,665
   01/01/2013 to 12/31/2013........................   3.719099         5.141543            50,783
 Loomis Sayles Small Cap Growth Sub-Account
   01/01/2004 to 12/31/2004........................   0.879481         0.959556           170,894
   01/01/2005 to 12/31/2005........................   0.959556         0.983382           232,037
   01/01/2006 to 12/31/2006........................   0.983382         1.059239           239,268
   01/01/2007 to 12/31/2007........................   1.059239         1.084580           236,351
   01/01/2008 to 12/31/2008........................   1.084580         0.624832           228,886
   01/01/2009 to 12/31/2009........................   0.624832         0.795404           221,126
   01/01/2010 to 12/31/2010........................   0.795404         1.025608           176,894
   01/01/2011 to 12/31/2011........................   1.025608         1.034486           111,878
   01/01/2012 to 12/31/2012........................   1.034486         1.126048            96,574
   01/01/2013 to 12/31/2013........................   1.126048         1.640218            99,294
 Lord Abbett Bond Debenture Sub-Account
   01/01/2004 to 12/31/2004........................   1.525690         1.619962           611,851
   01/01/2005 to 12/31/2005........................   1.619962         1.614098           608,418
   01/01/2006 to 12/31/2006........................   1.614098         1.729546           467,095
   01/01/2007 to 12/31/2007........................   1.729546         1.808875           473,723
   01/01/2008 to 12/31/2008........................   1.808875         1.445297           373,398
   01/01/2009 to 12/31/2009........................   1.445297         1.940554           350,234
   01/01/2010 to 12/31/2010........................   1.940554         2.151993           282,963
   01/01/2011 to 12/31/2011........................   2.151993         2.206840            94,980
   01/01/2012 to 12/31/2012........................   2.206840         2.446645            93,559
   01/01/2013 to 12/31/2013........................   2.446645         2.593441           107,704
 Met/Artisan Mid Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004........................   2.866587         3.101380             4,845
   01/01/2005 to 12/31/2005........................   3.101380         3.340262            45,312
   01/01/2006 to 12/31/2006........................   3.340262         3.678390            54,682
   01/01/2007 to 12/31/2007........................   3.678390         3.355140            49,711
   01/01/2008 to 12/31/2008........................   3.355140         1.774042            45,632
   01/01/2009 to 12/31/2009........................   1.774042         2.458996            42,217
   01/01/2010 to 12/31/2010........................   2.458996         2.770248            37,647
   01/01/2011 to 12/31/2011........................   2.770248         2.896084            28,429
   01/01/2012 to 12/31/2012........................   2.896084         3.171957            26,450
   01/01/2013 to 12/31/2013........................   3.171957         4.250673            24,227

                                                                            AUV AT
                                                                         BEGINNING OF        AUV AT         ACCUM UNITS
                                                                            PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                        -------------- ------------------ --------------
 Met/Artisan Mid Cap Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004............................................     2.936075         3.163747         576,582
   01/01/2005 to 12/31/2005............................................     3.163747         3.410710         450,545
   01/01/2006 to 12/31/2006............................................     3.410710         3.759739         358,964
   01/01/2007 to 12/31/2007............................................     3.759739         3.432762         338,690
   01/01/2008 to 12/31/2008............................................     3.432762         1.816887         261,363
   01/01/2009 to 12/31/2009............................................     1.816887         2.520841         214,727
   01/01/2010 to 12/31/2010............................................     2.520841         2.842706         151,412
   01/01/2011 to 12/31/2011............................................     2.842706         2.974836          39,274
   01/01/2012 to 12/31/2012............................................     2.974836         3.261495          14,822
   01/01/2013 to 12/31/2013............................................     3.261495         4.375158          23,579
 Met/Franklin Low Duration Total Return Sub-Account
   05/02/2011 to 12/31/2011............................................     9.987467         9.737301               0
   01/01/2012 to 12/31/2012............................................     9.737301         9.978243             675
   01/01/2013 to 12/31/2013............................................     9.978243         9.909038             672
 MetLife Aggressive Strategy Sub-Account
   05/02/2011 to 12/31/2011............................................    11.836136        10.106462          37,605
   01/01/2012 to 12/31/2012............................................    10.106462        11.581147          37,900
   01/01/2013 to 12/31/2013............................................    11.581147        14.723571          23,218
 MetLife Aggressive Strategy Sub-Account (previously MetLife Aggressive
   Allocation Sub-Account )
   05/01/2005 to 12/31/2005............................................     9.998479        11.116973           4,622
   01/01/2006 to 12/31/2006............................................    11.116973        12.622725          20,703
   01/01/2007 to 12/31/2007............................................    12.622725        12.795124          43,394
   01/01/2008 to 12/31/2008............................................    12.795124         7.479422          28,066
   01/01/2009 to 12/31/2009............................................     7.479422         9.654380          30,753
   01/01/2010 to 12/31/2010............................................     9.654380        10.964610          38,573
   01/01/2011 to 04/29/2011............................................    10.964610        11.872089               0
 MetLife Balanced Plus Sub-Account
   04/30/2012 to 12/31/2012............................................     9.955906        10.386393          27,675
   01/01/2013 to 12/31/2013............................................    10.386393        11.660351          31,695
 MetLife Conservative Allocation Sub-Account
   05/01/2005 to 12/31/2005............................................     9.998479        10.268680          10,774
   01/01/2006 to 12/31/2006............................................    10.268680        10.775641          22,545
   01/01/2007 to 12/31/2007............................................    10.775641        11.166344          61,992
   01/01/2008 to 12/31/2008............................................    11.166344         9.384038          60,776
   01/01/2009 to 12/31/2009............................................     9.384038        11.102870          61,894
   01/01/2010 to 12/31/2010............................................    11.102870        11.995012          14,784
   01/01/2011 to 12/31/2011............................................    11.995012        12.158629          20,402
   01/01/2012 to 12/31/2012............................................    12.158629        13.030162          31,761
   01/01/2013 to 12/31/2013............................................    13.030162        13.339570          25,992
 MetLife Conservative to Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005............................................     9.998479        10.485953          37,117
   01/01/2006 to 12/31/2006............................................    10.485953        11.264222          63,049
   01/01/2007 to 12/31/2007............................................    11.264222        11.588608         102,348
   01/01/2008 to 12/31/2008............................................    11.588608         8.918874          77,860
   01/01/2009 to 12/31/2009............................................     8.918874        10.828435          78,877
   01/01/2010 to 12/31/2010............................................    10.828435        11.855289          82,088
   01/01/2011 to 12/31/2011............................................    11.855289        11.760530          56,094
   01/01/2012 to 12/31/2012............................................    11.760530        12.866993          52,439
   01/01/2013 to 12/31/2013............................................    12.866993        14.011106          51,298
 MetLife Growth Strategy Sub-Account (Class B)
   04/29/2013 to 12/31/2013............................................    11.369379        12.920724               0

                                                                            AUV AT
                                                                         BEGINNING OF        AUV AT         ACCUM UNITS
                                                                            PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                        -------------- ------------------ --------------
 MetLife Growth Strategy Sub-Account (Class B) (previously Met/Franklin
   Templeton Founding Strategy Sub-Account (Class B))
   04/28/2008 to 12/31/2008............................................     9.997973         7.011851               0
   01/01/2009 to 12/31/2009............................................     7.011851         8.848627               0
   01/01/2010 to 12/31/2010............................................     8.848627         9.559131               0
   01/01/2011 to 12/31/2011............................................     9.559131         9.219053               0
   01/01/2012 to 12/31/2012............................................     9.219053        10.508312               0
   01/01/2013 to 04/26/2013............................................    10.508312        11.296594               0
 MetLife Mid Cap Stock Index Sub-Account
   01/01/2004 to 12/31/2004............................................     1.125970         1.279031         161,262
   01/01/2005 to 12/31/2005............................................     1.279031         1.406596         170,138
   01/01/2006 to 12/31/2006............................................     1.406596         1.516564         200,224
   01/01/2007 to 12/31/2007............................................     1.516564         1.600512         149,081
   01/01/2008 to 12/31/2008............................................     1.600512         0.999533         130,557
   01/01/2009 to 12/31/2009............................................     0.999533         1.342060         109,843
   01/01/2010 to 12/31/2010............................................     1.342060         1.659958          79,850
   01/01/2011 to 12/31/2011............................................     1.659958         1.593945          52,435
   01/01/2012 to 12/31/2012............................................     1.593945         1.835713          36,901
   01/01/2013 to 12/31/2013............................................     1.835713         2.393700          46,658
 MetLife Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005............................................     9.998479        10.716062          66,967
   01/01/2006 to 12/31/2006............................................    10.716062        11.765671         133,715
   01/01/2007 to 12/31/2007............................................    11.765671        12.050793         227,605
   01/01/2008 to 12/31/2008............................................    12.050793         8.442098         254,291
   01/01/2009 to 12/31/2009............................................     8.442098        10.486039         240,511
   01/01/2010 to 12/31/2010............................................    10.486039        11.649751         219,671
   01/01/2011 to 12/31/2011............................................    11.649751        11.280102         172,675
   01/01/2012 to 12/31/2012............................................    11.280102        12.538406         156,601
   01/01/2013 to 12/31/2013............................................    12.538406        14.522239         124,335
 MetLife Moderate to Aggressive Allocation Sub-Account
   05/01/2005 to 12/31/2005............................................     9.998479        10.941243           2,456
   01/01/2006 to 12/31/2006............................................    10.941243        12.268223         205,748
   01/01/2007 to 12/31/2007............................................    12.268223        12.505754         254,388
   01/01/2008 to 12/31/2008............................................    12.505754         7.964943         326,825
   01/01/2009 to 12/31/2009............................................     7.964943        10.093787         303,618
   01/01/2010 to 12/31/2010............................................    10.093787        11.365396         306,244
   01/01/2011 to 12/31/2011............................................    11.365396        10.736617         328,840
   01/01/2012 to 12/31/2012............................................    10.736617        12.160396         434,745
   01/01/2013 to 12/31/2013............................................    12.160396        14.839742         412,044
 MetLife Multi-Index Targeted Risk Sub-Account (Class B)
   04/29/2013 to 12/31/2013............................................    10.773681        11.231212               0
 MetLife Stock Index Sub-Account
   01/01/2004 to 12/31/2004............................................     3.177613         3.439844         228,349
   01/01/2005 to 12/31/2005............................................     3.439844         3.524737         266,279
   01/01/2006 to 12/31/2006............................................     3.524737         3.985791         257,640
   01/01/2007 to 12/31/2007............................................     3.985791         4.106968         167,951
   01/01/2008 to 12/31/2008............................................     4.106968         2.529312         141,705
   01/01/2009 to 12/31/2009............................................     2.529312         3.126545         124,316
   01/01/2010 to 12/31/2010............................................     3.126545         3.514018         114,264
   01/01/2011 to 12/31/2011............................................     3.514018         3.506150          93,792
   01/01/2012 to 12/31/2012............................................     3.506150         3.972548          73,695
   01/01/2013 to 12/31/2013............................................     3.972548         5.135927          67,117

                                                                                              AUV AT
                                                                                           BEGINNING OF
                                                                                              PERIOD
                                                                                          --------------
 MFS(Reg. TM) Investors Trust Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................................   7.518786
   01/01/2005 to 12/31/2005..............................................................   8.310025
   01/01/2006 to 04/30/2006..............................................................   8.721190
 MFS(Reg. TM) Investors Trust Sub-Account (Class E)
   01/01/2004 to 12/31/2004..............................................................   0.765404
   01/01/2005 to 12/31/2005..............................................................   0.836074
   01/01/2006 to 04/30/2006..............................................................   0.879181
 MFS(Reg. TM) Investors Trust Sub-Account (previously MFS(Reg. TM) Research Managers Sub-
   Account)
   01/01/2004 to 04/30/2004..............................................................   0.783420
 MFS(Reg. TM) Research International Sub-Account
   01/01/2004 to 12/31/2004..............................................................   0.947757
   01/01/2005 to 12/31/2005..............................................................   1.112316
   01/01/2006 to 12/31/2006..............................................................   1.271316
   01/01/2007 to 12/31/2007..............................................................   1.579614
   01/01/2008 to 12/31/2008..............................................................   1.756585
   01/01/2009 to 12/31/2009..............................................................   0.993777
   01/01/2010 to 12/31/2010..............................................................   1.283506
   01/01/2011 to 12/31/2011..............................................................   1.403694
   01/01/2012 to 12/31/2012..............................................................   1.230364
   01/01/2013 to 12/31/2013..............................................................   1.409480
 MFS(Reg. TM) Total Return Sub-Account
   05/01/2004 to 12/31/2004..............................................................   3.405512
   01/01/2005 to 12/31/2005..............................................................   3.691942
   01/01/2006 to 12/31/2006..............................................................   3.727785
   01/01/2007 to 12/31/2007..............................................................   4.096362
   01/01/2008 to 12/31/2008..............................................................   4.186439
   01/01/2009 to 12/31/2009..............................................................   3.191073
   01/01/2010 to 12/31/2010..............................................................   3.705963
   01/01/2011 to 12/31/2011..............................................................   3.994517
   01/01/2012 to 12/31/2012..............................................................   4.006116
   01/01/2013 to 12/31/2013..............................................................   4.376996
 MFS(Reg. TM) Total Return Sub-Account (previously Balanced Sub-Account)
   01/01/2004 to 04/30/2004..............................................................   1.417756
 MFS(Reg. TM) Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................................   1.183863
   01/01/2005 to 12/31/2005..............................................................   1.273745
   01/01/2006 to 12/31/2006..............................................................   1.229825
   01/01/2007 to 12/31/2007..............................................................   1.422712
   01/01/2008 to 12/31/2008..............................................................   1.340267
   01/01/2009 to 12/31/2009..............................................................   0.872209
   01/01/2010 to 12/31/2010..............................................................   1.032472
   01/01/2011 to 12/31/2011..............................................................   1.126865
   01/01/2012 to 12/31/2012..............................................................   1.113320
   01/01/2013 to 12/31/2013..............................................................   1.271143



                                                                                                AUV AT         ACCUM UNITS
                                                                                           ENDING OF PERIOD   END OF PERIOD
                                                                                          ------------------ --------------
 MFS(Reg. TM) Investors Trust Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................................     8.310025                 0
   01/01/2005 to 12/31/2005..............................................................     8.721190                 0
   01/01/2006 to 04/30/2006..............................................................     9.101615                 0
 MFS(Reg. TM) Investors Trust Sub-Account (Class E)
   01/01/2004 to 12/31/2004..............................................................     0.836074           282,054
   01/01/2005 to 12/31/2005..............................................................     0.879181           300,167
   01/01/2006 to 04/30/2006..............................................................     0.917831                 0
 MFS(Reg. TM) Investors Trust Sub-Account (previously MFS(Reg. TM) Research Managers Sub-
   Account)
   01/01/2004 to 04/30/2004..............................................................     0.796423           243,347
 MFS(Reg. TM) Research International Sub-Account
   01/01/2004 to 12/31/2004..............................................................     1.112316           247,807
   01/01/2005 to 12/31/2005..............................................................     1.271316           282,360
   01/01/2006 to 12/31/2006..............................................................     1.579614           261,505
   01/01/2007 to 12/31/2007..............................................................     1.756585           250,067
   01/01/2008 to 12/31/2008..............................................................     0.993777           355,675
   01/01/2009 to 12/31/2009..............................................................     1.283506           226,983
   01/01/2010 to 12/31/2010..............................................................     1.403694           198,015
   01/01/2011 to 12/31/2011..............................................................     1.230364           165,426
   01/01/2012 to 12/31/2012..............................................................     1.409480           127,427
   01/01/2013 to 12/31/2013..............................................................     1.650104           134,207
 MFS(Reg. TM) Total Return Sub-Account
   05/01/2004 to 12/31/2004..............................................................     3.691942            32,158
   01/01/2005 to 12/31/2005..............................................................     3.727785           258,911
   01/01/2006 to 12/31/2006..............................................................     4.096362           231,053
   01/01/2007 to 12/31/2007..............................................................     4.186439           219,827
   01/01/2008 to 12/31/2008..............................................................     3.191073           169,458
   01/01/2009 to 12/31/2009..............................................................     3.705963           146,864
   01/01/2010 to 12/31/2010..............................................................     3.994517           139,289
   01/01/2011 to 12/31/2011..............................................................     4.006116            61,572
   01/01/2012 to 12/31/2012..............................................................     4.376996            41,738
   01/01/2013 to 12/31/2013..............................................................     5.100255            18,817
 MFS(Reg. TM) Total Return Sub-Account (previously Balanced Sub-Account)
   01/01/2004 to 04/30/2004..............................................................     1.403299           872,262
 MFS(Reg. TM) Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................................     1.273745            22,218
   01/01/2005 to 12/31/2005..............................................................     1.229825            84,674
   01/01/2006 to 12/31/2006..............................................................     1.422712           133,095
   01/01/2007 to 12/31/2007..............................................................     1.340267           161,308
   01/01/2008 to 12/31/2008..............................................................     0.872209           167,101
   01/01/2009 to 12/31/2009..............................................................     1.032472           132,580
   01/01/2010 to 12/31/2010..............................................................     1.126865           136,739
   01/01/2011 to 12/31/2011..............................................................     1.113320           112,756
   01/01/2012 to 12/31/2012..............................................................     1.271143           114,526
   01/01/2013 to 12/31/2013..............................................................     1.689420           119,546

                                                                                       AUV AT
                                                                                    BEGINNING OF
                                                                                       PERIOD
                                                                                   --------------
 MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
   (Class B))
   05/01/2004 to 12/31/2004.......................................................   2.189947
   01/01/2005 to 12/31/2005.......................................................   2.462853
   01/01/2006 to 12/31/2006.......................................................   2.670053
   01/01/2007 to 12/31/2007.......................................................   2.926887
   01/01/2008 to 12/31/2008.......................................................   2.986133
   01/01/2009 to 12/31/2009.......................................................   1.785053
   01/01/2010 to 12/31/2010.......................................................   2.128842
   01/01/2011 to 12/31/2011.......................................................   2.388224
   01/01/2012 to 12/31/2012.......................................................   2.194845
   01/01/2013 to 04/26/2013.......................................................   2.487718
 MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
   Sub-Account (Class B))
   04/28/2008 to 12/31/2008.......................................................   9.997973
   01/01/2009 to 12/31/2009.......................................................   6.579680
   01/01/2010 to 12/31/2010.......................................................   8.066372
   01/01/2011 to 12/31/2011.......................................................   8.791473
   01/01/2012 to 12/31/2012.......................................................   8.583448
   01/01/2013 to 04/26/2013.......................................................   9.597810
 MFS(Reg. TM) Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004.......................................................   1.172864
   01/01/2005 to 12/31/2005.......................................................   1.281302
   01/01/2006 to 12/31/2006.......................................................   1.238478
   01/01/2007 to 12/31/2007.......................................................   1.433874
   01/01/2008 to 12/31/2008.......................................................   1.352154
   01/01/2009 to 12/31/2009.......................................................   0.881168
   01/01/2010 to 12/31/2010.......................................................   1.043820
   01/01/2011 to 12/31/2011.......................................................   1.140010
   01/01/2012 to 12/31/2012.......................................................   1.128175
   01/01/2013 to 12/31/2013.......................................................   1.288934
 MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
   (Class E))
   01/01/2004 to 12/31/2004.......................................................   2.229514
   01/01/2005 to 12/31/2005.......................................................   2.485359
   01/01/2006 to 12/31/2006.......................................................   2.696805
   01/01/2007 to 12/31/2007.......................................................   2.959071
   01/01/2008 to 12/31/2008.......................................................   3.021933
   01/01/2009 to 12/31/2009.......................................................   1.808497
   01/01/2010 to 12/31/2010.......................................................   2.159861
   01/01/2011 to 12/31/2011.......................................................   2.425546
   01/01/2012 to 12/31/2012.......................................................   2.231215
   01/01/2013 to 04/26/2013.......................................................   2.531527
 Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010.......................................................   1.213283
   01/01/2011 to 12/31/2011.......................................................   1.404929
   01/01/2012 to 12/31/2012.......................................................   1.283755
   01/01/2013 to 12/31/2013.......................................................   1.377063
 Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap
   Opportunities Sub-Account)
   01/01/2004 to 04/30/2004.......................................................   1.126945



                                                                                         AUV AT         ACCUM UNITS
                                                                                    ENDING OF PERIOD   END OF PERIOD
                                                                                   ------------------ --------------
 MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
   (Class B))
   05/01/2004 to 12/31/2004.......................................................       2.462853               0
   01/01/2005 to 12/31/2005.......................................................       2.670053           4,598
   01/01/2006 to 12/31/2006.......................................................       2.926887          10,370
   01/01/2007 to 12/31/2007.......................................................       2.986133         105,539
   01/01/2008 to 12/31/2008.......................................................       1.785053         107,789
   01/01/2009 to 12/31/2009.......................................................       2.128842         107,621
   01/01/2010 to 12/31/2010.......................................................       2.388224         107,776
   01/01/2011 to 12/31/2011.......................................................       2.194845         103,463
   01/01/2012 to 12/31/2012.......................................................       2.487718         101,362
   01/01/2013 to 04/26/2013.......................................................       2.734952               0
 MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
   Sub-Account (Class B))
   04/28/2008 to 12/31/2008.......................................................       6.579680               0
   01/01/2009 to 12/31/2009.......................................................       8.066372               0
   01/01/2010 to 12/31/2010.......................................................       8.791473               0
   01/01/2011 to 12/31/2011.......................................................       8.583448               0
   01/01/2012 to 12/31/2012.......................................................       9.597810               0
   01/01/2013 to 04/26/2013.......................................................      10.498516               0
 MFS(Reg. TM) Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004.......................................................       1.281302         302,522
   01/01/2005 to 12/31/2005.......................................................       1.238478         237,850
   01/01/2006 to 12/31/2006.......................................................       1.433874         232,768
   01/01/2007 to 12/31/2007.......................................................       1.352154         186,588
   01/01/2008 to 12/31/2008.......................................................       0.881168         128,718
   01/01/2009 to 12/31/2009.......................................................       1.043820         118,554
   01/01/2010 to 12/31/2010.......................................................       1.140010         108,394
   01/01/2011 to 12/31/2011.......................................................       1.128175          74,585
   01/01/2012 to 12/31/2012.......................................................       1.288934          35,361
   01/01/2013 to 12/31/2013.......................................................       1.716203          46,107
 MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
   (Class E))
   01/01/2004 to 12/31/2004.......................................................       2.485359          88,980
   01/01/2005 to 12/31/2005.......................................................       2.696805          77,993
   01/01/2006 to 12/31/2006.......................................................       2.959071          72,415
   01/01/2007 to 12/31/2007.......................................................       3.021933          68,241
   01/01/2008 to 12/31/2008.......................................................       1.808497          40,660
   01/01/2009 to 12/31/2009.......................................................       2.159861          37,197
   01/01/2010 to 12/31/2010.......................................................       2.425546          19,417
   01/01/2011 to 12/31/2011.......................................................       2.231215           7,640
   01/01/2012 to 12/31/2012.......................................................       2.531527           7,254
   01/01/2013 to 04/26/2013.......................................................       2.784104               0
 Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010.......................................................       1.404929         152,547
   01/01/2011 to 12/31/2011.......................................................       1.283755          60,013
   01/01/2012 to 12/31/2012.......................................................       1.377063          51,219
   01/01/2013 to 12/31/2013.......................................................       1.879369          91,435
 Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap
   Opportunities Sub-Account)
   01/01/2004 to 04/30/2004.......................................................       1.115093         150,651

                                                                                AUV AT
                                                                             BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                            -------------- ------------------ --------------
 Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap
   Opportunities Sub-Account and before that Janus Mid Cap Sub-Account))
   01/01/2004 to 12/31/2004................................................   1.388745         1.592615           148,967
   01/01/2005 to 12/31/2005................................................   1.592615         1.667685           121,506
   01/01/2006 to 12/31/2006................................................   1.667685         1.826429           128,081
   01/01/2007 to 12/31/2007................................................   1.826429         1.938176           118,495
   01/01/2008 to 12/31/2008................................................   1.938176         0.847900           134,986
   01/01/2009 to 12/31/2009................................................   0.847900         1.111467           146,305
   01/01/2010 to 04/30/2010................................................   1.111467         1.201171                 0
 MSCI EAFE(Reg. TM) Index Sub-Account
   01/01/2004 to 12/31/2004................................................   0.923962         1.081778           289,023
   01/01/2005 to 12/31/2005................................................   1.081778         1.199345           297,009
   01/01/2006 to 12/31/2006................................................   1.199345         1.477032           241,503
   01/01/2007 to 12/31/2007................................................   1.477032         1.602340           225,255
   01/01/2008 to 12/31/2008................................................   1.602340         0.909119           207,073
   01/01/2009 to 12/31/2009................................................   0.909119         1.144912           178,854
   01/01/2010 to 12/31/2010................................................   1.144912         1.212876           138,969
   01/01/2011 to 12/31/2011................................................   1.212876         1.040068            69,023
   01/01/2012 to 12/31/2012................................................   1.040068         1.204922            22,279
   01/01/2013 to 12/31/2013................................................   1.204922         1.437396            32,360
 Neuberger Berman Genesis Sub-account (previously BlackRock Strategic Value
   Sub-Account (Class B))
   05/01/2004 to 12/31/2004................................................   1.583604         1.776298            12,989
   01/01/2005 to 12/31/2005................................................   1.776298         1.812013            49,313
   01/01/2006 to 12/31/2006................................................   1.812013         2.071383            76,057
   01/01/2007 to 12/31/2007................................................   2.071383         1.958148            75,432
   01/01/2008 to 12/31/2008................................................   1.958148         1.181039            69,028
   01/01/2009 to 12/31/2009................................................   1.181039         1.308185            98,210
   01/01/2010 to 12/31/2010................................................   1.308185         1.558295            53,400
   01/01/2011 to 12/31/2011................................................   1.558295         1.614030            49,377
   01/01/2012 to 12/31/2012................................................   1.614030         1.738814            46,922
   01/01/2013 to 12/31/2013................................................   1.738814         2.358821           194,925
 Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap
   Sub-Account (Class B))
   01/01/2004 to 12/31/2004................................................   1.190651         1.337100           309,467
   01/01/2005 to 12/31/2005................................................   1.337100         1.418444           471,494
   01/01/2006 to 12/31/2006................................................   1.418444         1.596867           440,436
   01/01/2007 to 12/31/2007................................................   1.596867         1.524954           329,569
   01/01/2008 to 12/31/2008................................................   1.524954         0.923575           354,532
   01/01/2009 to 12/31/2009................................................   0.923575         1.239944           341,596
   01/01/2010 to 12/31/2010................................................   1.239944         1.495480           320,896
   01/01/2011 to 12/31/2011................................................   1.495480         1.390660           275,005
   01/01/2012 to 12/31/2012................................................   1.390660         1.437188           251,014
   01/01/2013 to 04/26/2013................................................   1.437188         1.556080                 0

                                                                                AUV AT
                                                                             BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                            -------------- ------------------ --------------
 Neuberger Berman Genesis Sub-account (previously BlackRock Strategic Value
   Sub-Account (Class E))
   01/01/2004 to 12/31/2004................................................     1.575133         1.780694          694,013
   01/01/2005 to 12/31/2005................................................     1.780694         1.817311          607,795
   01/01/2006 to 12/31/2006................................................     1.817311         2.080992          577,351
   01/01/2007 to 12/31/2007................................................     2.080992         1.969567          499,990
   01/01/2008 to 12/31/2008................................................     1.969567         1.188979          424,976
   01/01/2009 to 12/31/2009................................................     1.188979         1.317993          291,452
   01/01/2010 to 12/31/2010................................................     1.317993         1.571410          229,863
   01/01/2011 to 12/31/2011................................................     1.571410         1.628414           51,832
   01/01/2012 to 12/31/2012................................................     1.628414         1.756683           49,968
   01/01/2013 to 12/31/2013................................................     1.756683         2.386237          108,178
 Oppenheimer Global Equity Sub-Account (Class B)
   05/01/2004 to 12/31/2004................................................    12.347778        14.201102               57
   01/01/2005 to 12/31/2005................................................    14.201102        16.169317            4,080
   01/01/2006 to 12/31/2006................................................    16.169317        18.469308            6,075
   01/01/2007 to 12/31/2007................................................    18.469308        19.264150            8,142
   01/01/2008 to 12/31/2008................................................    19.264150        11.240297            7,545
   01/01/2009 to 12/31/2009................................................    11.240297        15.426051           10,842
   01/01/2010 to 12/31/2010................................................    15.426051        17.555376           11,543
   01/01/2011 to 12/31/2011................................................    17.555376        15.785557            6,283
   01/01/2012 to 12/31/2012................................................    15.785557        18.775869            5,595
   01/01/2013 to 12/31/2013................................................    18.775869        23.429289            5,526
 Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton
   Growth Sub-Account (Class B))
   04/28/2008 to 12/31/2008................................................     9.997973         6.548923                0
   01/01/2009 to 12/31/2009................................................     6.548923         8.526039                0
   01/01/2010 to 12/31/2010................................................     8.526039         9.010855                0
   01/01/2011 to 12/31/2011................................................     9.010855         8.235879                0
   01/01/2012 to 12/31/2012................................................     8.235879         9.880041                0
   01/01/2013 to 04/26/2013................................................     9.880041        10.488499                0
 PIMCO Inflation Protection Bond Sub-Account
   05/01/2006 to 12/31/2006................................................    10.847883        10.921273                0
   01/01/2007 to 12/31/2007................................................    10.921273        11.877589              217
   01/01/2008 to 12/31/2008................................................    11.877589        10.856031           29,230
   01/01/2009 to 12/31/2009................................................    10.856031        12.580564           59,611
   01/01/2010 to 12/31/2010................................................    12.580564        13.308499           21,551
   01/01/2011 to 12/31/2011................................................    13.308499        14.520814           15,671
   01/01/2012 to 12/31/2012................................................    14.520814        15.554859            9,704
   01/01/2013 to 12/31/2013................................................    15.554859        13.853409           12,344
 PIMCO Total Return Sub-Account
   01/01/2004 to 12/31/2004................................................     1.153023         1.188206        1,738,819
   01/01/2005 to 12/31/2005................................................     1.188206         1.192703        1,785,302
   01/01/2006 to 12/31/2006................................................     1.192703         1.223798        1,858,102
   01/01/2007 to 12/31/2007................................................     1.223798         1.292117        1,736,531
   01/01/2008 to 12/31/2008................................................     1.292117         1.273569        1,580,599
   01/01/2009 to 12/31/2009................................................     1.273569         1.475632        1,711,840
   01/01/2010 to 12/31/2010................................................     1.475632         1.566946        1,325,985
   01/01/2011 to 12/31/2011................................................     1.566946         1.587058          866,822
   01/01/2012 to 12/31/2012................................................     1.587058         1.702245          465,562
   01/01/2013 to 12/31/2013................................................     1.702245         1.639034          398,488
 Pyramis(Reg. TM) Government Income Sub-Account
   04/30/2012 to 12/31/2012................................................    10.723820        10.856793                0
   01/01/2013 to 12/31/2013................................................    10.856793        10.176098                0

                                                          AUV AT
                                                       BEGINNING OF        AUV AT         ACCUM UNITS
                                                          PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                      -------------- ------------------ --------------
 Pyramis(Reg. TM) Managed Risk Sub-Account (Class B)
   04/29/2013 to 12/31/2013..........................    10.214840        10.719329               0
 Russell 2000(Reg. TM) Index Sub-Account
   01/01/2004 to 12/31/2004..........................     1.301795         1.500256         297,650
   01/01/2005 to 12/31/2005..........................     1.500256         1.536173         349,366
   01/01/2006 to 12/31/2006..........................     1.536173         1.773219         332,062
   01/01/2007 to 12/31/2007..........................     1.773219         1.710867         357,811
   01/01/2008 to 12/31/2008..........................     1.710867         1.113916         335,521
   01/01/2009 to 12/31/2009..........................     1.113916         1.374094         289,818
   01/01/2010 to 12/31/2010..........................     1.374094         1.707448         253,217
   01/01/2011 to 12/31/2011..........................     1.707448         1.604349         167,446
   01/01/2012 to 12/31/2012..........................     1.604349         1.827578         140,587
   01/01/2013 to 12/31/2013..........................     1.827578         2.479119          24,724
 Schroders Global Multi-Asset Sub-Account
   04/30/2012 to 12/31/2012..........................     1.010671         1.064850               0
   01/01/2013 to 12/31/2013..........................     1.064850         1.151025           3,558
 SSgA Growth and Income ETF Sub-Account
   05/01/2006 to 12/31/2006..........................    10.485906        11.098541               0
   01/01/2007 to 12/31/2007..........................    11.098541        11.482180           1,261
   01/01/2008 to 12/31/2008..........................    11.482180         8.446522               0
   01/01/2009 to 12/31/2009..........................     8.446522        10.355272               0
   01/01/2010 to 12/31/2010..........................    10.355272        11.409705               0
   01/01/2011 to 12/31/2011..........................    11.409705        11.319849               0
   01/01/2012 to 12/31/2012..........................    11.319849        12.538608               0
   01/01/2013 to 12/31/2013..........................    12.538608        13.900502               0
 SSgA Growth ETF Sub-Account
   05/01/2006 to 12/31/2006..........................    10.676282        11.351924               0
   01/01/2007 to 12/31/2007..........................    11.351924        11.768827               0
   01/01/2008 to 12/31/2008..........................    11.768827         7.743759               0
   01/01/2009 to 12/31/2009..........................     7.743759         9.813878               0
   01/01/2010 to 12/31/2010..........................     9.813878        10.997693               0
   01/01/2011 to 12/31/2011..........................    10.997693        10.566641               0
   01/01/2012 to 12/31/2012..........................    10.566641        11.931151               0
   01/01/2013 to 12/31/2013..........................    11.931151        13.829212          11,185
 T. Rowe Price Large Cap Growth Sub-Account (Class B)
   05/01/2004 to 12/31/2004..........................     1.089465         1.177047           4,864
   01/01/2005 to 12/31/2005..........................     1.177047         1.228649          17,368
   01/01/2006 to 12/31/2006..........................     1.228649         1.361573           8,783
   01/01/2007 to 12/31/2007..........................     1.361573         1.458791         194,459
   01/01/2008 to 12/31/2008..........................     1.458791         0.830498         270,114
   01/01/2009 to 12/31/2009..........................     0.830498         1.166147         327,101
   01/01/2010 to 12/31/2010..........................     1.166147         1.336463         323,991
   01/01/2011 to 12/31/2011..........................     1.336463         1.294497         274,403
   01/01/2012 to 12/31/2012..........................     1.294497         1.507941         270,568
   01/01/2013 to 12/31/2013..........................     1.507941         2.054204         197,940

                                                                          AUV AT
                                                                       BEGINNING OF        AUV AT         ACCUM UNITS
                                                                          PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                      -------------- ------------------ --------------
 T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM
   Technology Sub-Account (Class B))
   01/01/2004 to 12/31/2004..........................................   0.454084         0.426516           151,193
   01/01/2005 to 12/31/2005..........................................   0.426516         0.464846           119,728
   01/01/2006 to 12/31/2006..........................................   0.464846         0.480745           132,572
   01/01/2007 to 12/31/2007..........................................   0.480745         0.620649           119,107
   01/01/2008 to 12/31/2008..........................................   0.620649         0.338414           107,183
   01/01/2009 to 12/31/2009..........................................   0.338414         0.528135           261,666
   01/01/2010 to 12/31/2010..........................................   0.528135         0.662025           256,800
   01/01/2011 to 12/31/2011..........................................   0.662025         0.585603           172,565
   01/01/2012 to 12/31/2012..........................................   0.585603         0.644472           141,291
   01/01/2013 to 04/26/2013..........................................   0.644472         0.672974                 0
 T. Rowe Price Mid Cap Growth Sub-Account
   01/01/2004 to 12/31/2004..........................................   0.604574         0.699242           475,587
   01/01/2005 to 12/31/2005..........................................   0.699242         0.786870           420,373
   01/01/2006 to 12/31/2006..........................................   0.786870         0.820100           443,508
   01/01/2007 to 12/31/2007..........................................   0.820100         0.946972           438,300
   01/01/2008 to 12/31/2008..........................................   0.946972         0.560060           357,798
   01/01/2009 to 12/31/2009..........................................   0.560060         0.799799           333,890
   01/01/2010 to 12/31/2010..........................................   0.799799         1.002504           465,922
   01/01/2011 to 12/31/2011..........................................   1.002504         0.967949           217,185
   01/01/2012 to 12/31/2012..........................................   0.967949         1.080120           216,276
   01/01/2013 to 12/31/2013..........................................   1.080120         1.448185           254,671
 T. Rowe Price Small Cap Growth Sub-Account
   05/01/2004 to 12/31/2004..........................................   1.198810         1.274260               950
   01/01/2005 to 12/31/2005..........................................   1.274260         1.385018            13,873
   01/01/2006 to 12/31/2006..........................................   1.385018         1.409029            37,308
   01/01/2007 to 12/31/2007..........................................   1.409029         1.514909            39,657
   01/01/2008 to 12/31/2008..........................................   1.514909         0.946977            57,649
   01/01/2009 to 12/31/2009..........................................   0.946977         1.288777            58,771
   01/01/2010 to 12/31/2010..........................................   1.288777         1.703717            98,784
   01/01/2011 to 12/31/2011..........................................   1.703717         1.696754            60,858
   01/01/2012 to 12/31/2012..........................................   1.696754         1.930458            59,785
   01/01/2013 to 12/31/2013..........................................   1.930458         2.732180            81,738
 Western Asset Management Strategic Bond Opportunities Sub-Account
   (Class B)
   05/01/2004 to 12/31/2004..........................................   1.787595         1.889445            30,597
   01/01/2005 to 12/31/2005..........................................   1.889445         1.902424            87,167
   01/01/2006 to 12/31/2006..........................................   1.902424         1.957765            87,468
   01/01/2007 to 12/31/2007..........................................   1.957765         1.992867           131,796
   01/01/2008 to 12/31/2008..........................................   1.992867         1.658435           145,229
   01/01/2009 to 12/31/2009..........................................   1.658435         2.147283           156,258
   01/01/2010 to 12/31/2010..........................................   2.147283         2.370484           177,444
   01/01/2011 to 12/31/2011..........................................   2.370484         2.462939           144,182
   01/01/2012 to 12/31/2012..........................................   2.462939         2.690590           133,621
   01/01/2013 to 12/31/2013..........................................   2.690590         2.663111           157,942

                                                                       AUV AT
                                                                    BEGINNING OF        AUV AT         ACCUM UNITS
                                                                       PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                   -------------- ------------------ --------------
 Western Asset Management Strategic Bond Opportunities Sub-Account
   (Class E)
   01/01/2004 to 12/31/2004.......................................     1.823846         1.906285         869,294
   01/01/2005 to 12/31/2005.......................................     1.906285         1.921445         752,797
   01/01/2006 to 12/31/2006.......................................     1.921445         1.977898         505,606
   01/01/2007 to 12/31/2007.......................................     1.977898         2.016944         442,780
   01/01/2008 to 12/31/2008.......................................     2.016944         1.680632         323,673
   01/01/2009 to 12/31/2009.......................................     1.680632         2.177398         295,229
   01/01/2010 to 12/31/2010.......................................     2.177398         2.407324         235,963
   01/01/2011 to 12/31/2011.......................................     2.407324         2.503351          23,802
   01/01/2012 to 12/31/2012.......................................     2.503351         2.734837          27,953
   01/01/2013 to 12/31/2013.......................................     2.734837         2.709810          39,869
 Western Asset Management U.S. Government Sub-Account (Class B)
   05/01/2004 to 12/31/2004.......................................     1.477529         1.508250          11,755
   01/01/2005 to 12/31/2005.......................................     1.508250         1.501273          94,387
   01/01/2006 to 12/31/2006.......................................     1.501273         1.531527         429,589
   01/01/2007 to 12/31/2007.......................................     1.531527         1.563940         486,989
   01/01/2008 to 12/31/2008.......................................     1.563940         1.527027         457,154
   01/01/2009 to 12/31/2009.......................................     1.527027         1.560203         422,388
   01/01/2010 to 12/31/2010.......................................     1.560203         1.615731         451,590
   01/01/2011 to 12/31/2011.......................................     1.615731         1.669717         430,621
   01/01/2012 to 12/31/2012.......................................     1.669717         1.688901         404,197
   01/01/2013 to 12/31/2013.......................................     1.688901         1.642934         183,082
 Western Asset Management U.S. Government Sub-Account (Class E)
   01/01/2004 to 12/31/2004.......................................     1.506758         1.520557         734,336
   01/01/2005 to 12/31/2005.......................................     1.520557         1.516339         612,862
   01/01/2006 to 12/31/2006.......................................     1.516339         1.547792         435,625
   01/01/2007 to 12/31/2007.......................................     1.547792         1.582054         350,705
   01/01/2008 to 12/31/2008.......................................     1.582054         1.546329         214,143
   01/01/2009 to 12/31/2009.......................................     1.546329         1.581526         200,801
   01/01/2010 to 12/31/2010.......................................     1.581526         1.640582         114,160
   01/01/2011 to 12/31/2011.......................................     1.640582         1.695660          47,568
   01/01/2012 to 12/31/2012.......................................     1.695660         1.716802          57,442
   01/01/2013 to 12/31/2013.......................................     1.716802         1.672701          65,566
 American Funds Bond Sub-Account
   05/01/2006 to 12/31/2006.......................................    13.919666        14.543504               0
   01/01/2007 to 12/31/2007.......................................    14.543504        14.713646           8,272
   01/01/2008 to 12/31/2008.......................................    14.713646        13.060200           9,065
   01/01/2009 to 12/31/2009.......................................    13.060200        14.400976           8,144
   01/01/2010 to 12/31/2010.......................................    14.400976        15.010546           8,149
   01/01/2011 to 12/31/2011.......................................    15.010546        15.596643           8,108
   01/01/2012 to 12/31/2012.......................................    15.596643        16.091442           7,542
   01/01/2013 to 12/31/2013.......................................    16.091442        15.416934           2,945
 American Funds Global Small Capitalization Sub-Account
   01/01/2004 to 12/31/2004.......................................     1.573673         1.862652         281,903
   01/01/2005 to 12/31/2005.......................................     1.862652         2.286502         289,626
   01/01/2006 to 12/31/2006.......................................     2.286502         2.777713         390,199
   01/01/2007 to 12/31/2007.......................................     2.777713         3.302471         440,551
   01/01/2008 to 12/31/2008.......................................     3.302471         1.502876         486,129
   01/01/2009 to 12/31/2009.......................................     1.502876         2.373735         356,134
   01/01/2010 to 12/31/2010.......................................     2.373735         2.845459         331,377
   01/01/2011 to 12/31/2011.......................................     2.845459         2.252959         236,919
   01/01/2012 to 12/31/2012.......................................     2.252959         2.606899         164,268
   01/01/2013 to 12/31/2013.......................................     2.606899         3.274642         202,700

                                              AUV AT
                                           BEGINNING OF        AUV AT         ACCUM UNITS
                                              PERIOD      ENDING OF PERIOD   END OF PERIOD
                                          -------------- ------------------ --------------
 American Funds Growth Sub-Account
   01/01/2004 to 12/31/2004..............    10.038856        11.058123         293,639
   01/01/2005 to 12/31/2005..............    11.058123        12.582428         323,888
   01/01/2006 to 12/31/2006..............    12.582428        13.580625         326,604
   01/01/2007 to 12/31/2007..............    13.580625        14.938853         290,731
   01/01/2008 to 12/31/2008..............    14.938853         8.195303         290,585
   01/01/2009 to 12/31/2009..............     8.195303        11.187819         255,170
   01/01/2010 to 12/31/2010..............    11.187819        13.002089         221,893
   01/01/2011 to 12/31/2011..............    13.002089        12.187864         140,479
   01/01/2012 to 12/31/2012..............    12.187864        14.068350         106,411
   01/01/2013 to 12/31/2013..............    14.068350        17.923027          88,676
 American Funds Growth-Income Sub-Account
   01/01/2004 to 12/31/2004..............     7.812562         8.443427         423,615
   01/01/2005 to 12/31/2005..............     8.443427         8.750697         418,112
   01/01/2006 to 12/31/2006..............     8.750697         9.872164         405,532
   01/01/2007 to 12/31/2007..............     9.872164        10.153346         354,993
   01/01/2008 to 12/31/2008..............    10.153346         6.178715         308,225
   01/01/2009 to 12/31/2009..............     6.178715         7.940504         247,087
   01/01/2010 to 12/31/2010..............     7.940504         8.664092         190,527
   01/01/2011 to 12/31/2011..............     8.664092         8.329136          74,568
   01/01/2012 to 12/31/2012..............     8.329136         9.580911          61,232
   01/01/2013 to 12/31/2013..............     9.580911        12.524856          53,384





                                                                       AUV AT
                                                                    BEGINNING OF        AUV AT         ACCUM UNITS
                                                                       PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                   -------------- ------------------ --------------
American Forerunner - 1.80
 AllianceBernstein Global Dynamic Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012.......................................    10.178148        10.497446          27,096
   01/01/2013 to 12/31/2013.......................................    10.497446        11.459381          26,438
 American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................    10.008027         6.992356          25,748
   01/01/2009 to 12/31/2009.......................................     6.992356         8.881638         384,549
   01/01/2010 to 12/31/2010.......................................     8.881638         9.784098         402,472
   01/01/2011 to 12/31/2011.......................................     9.784098         9.405479         340,192
   01/01/2012 to 12/31/2012.......................................     9.405479        10.486500         320,197
   01/01/2013 to 12/31/2013.......................................    10.486500        12.208182         265,478
 American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................     9.998027         6.342282         177,791
   01/01/2009 to 12/31/2009.......................................     6.342282         8.349533         314,724
   01/01/2010 to 12/31/2010.......................................     8.349533         9.306378         287,655
   01/01/2011 to 12/31/2011.......................................     9.306378         8.708073         265,381
   01/01/2012 to 12/31/2012.......................................     8.708073         9.933828         243,472
   01/01/2013 to 12/31/2013.......................................     9.933828        12.206386         194,163
 American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................    10.018026         7.664231          53,851
   01/01/2009 to 12/31/2009.......................................     7.664231         9.288692         160,620
   01/01/2010 to 12/31/2010.......................................     9.288692        10.026861         162,907
   01/01/2011 to 12/31/2011.......................................    10.026861         9.867207         131,461
   01/01/2012 to 12/31/2012.......................................     9.867207        10.740633          64,891
   01/01/2013 to 12/31/2013.......................................    10.740633        11.975342          62,079
 AQR Global Risk Balanced Sub-Account (Class B)
   04/30/2012 to 12/31/2012.......................................    11.107341        11.482334          36,576
   01/01/2013 to 12/31/2013.......................................    11.482334        10.895034          32,049

                                                                              AUV AT
                                                                           BEGINNING OF        AUV AT         ACCUM UNITS
                                                                              PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                          -------------- ------------------ --------------
 Baillie Gifford International Stock Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................   1.122006         1.278317             98,569
   01/01/2005 to 12/31/2005..............................................   1.278317         1.476392            116,395
   01/01/2006 to 12/31/2006..............................................   1.476392         1.685443            206,068
   01/01/2007 to 12/31/2007..............................................   1.685443         1.821884            200,483
   01/01/2008 to 12/31/2008..............................................   1.821884         0.997671            226,767
   01/01/2009 to 12/31/2009..............................................   0.997671         1.194326            198,233
   01/01/2010 to 12/31/2010..............................................   1.194326         1.253514            207,721
   01/01/2011 to 12/31/2011..............................................   1.253514         0.983318            225,054
   01/01/2012 to 12/31/2012..............................................   0.983318         1.152720            190,179
   01/01/2013 to 12/31/2013..............................................   1.152720         1.303544            129,285
 Baillie Gifford International Stock Sub-Account (Class E)
   01/01/2004 to 12/31/2004..............................................   1.116207         1.293735            452,489
   01/01/2005 to 12/31/2005..............................................   1.293735         1.496917            475,370
   01/01/2006 to 12/31/2006..............................................   1.496917         1.709355            722,928
   01/01/2007 to 12/31/2007..............................................   1.709355         1.850008            570,385
   01/01/2008 to 12/31/2008..............................................   1.850008         1.013804            356,371
   01/01/2009 to 12/31/2009..............................................   1.013804         1.214405            341,717
   01/01/2010 to 12/31/2010..............................................   1.214405         1.276694            326,032
   01/01/2011 to 12/31/2011..............................................   1.276694         1.003412            314,645
   01/01/2012 to 12/31/2012..............................................   1.003412         1.176545            121,847
   01/01/2013 to 12/31/2013..............................................   1.176545         1.332323              9,381
 Barclays Aggregate Bond Index Sub-Account (Class B) (previously Barclays
   Capital Aggregate Bond Index Sub-Account (Class B))
   01/01/2004 to 12/31/2004..............................................   1.222219         1.246500            756,101
   01/01/2005 to 12/31/2005..............................................   1.246500         1.247009            916,786
   01/01/2006 to 12/31/2006..............................................   1.247009         1.271526            959,464
   01/01/2007 to 12/31/2007..............................................   1.271526         1.331902            888,328
   01/01/2008 to 12/31/2008..............................................   1.331902         1.381736            683,180
   01/01/2009 to 12/31/2009..............................................   1.381736         1.424668            513,358
   01/01/2010 to 12/31/2010..............................................   1.424668         1.478920            551,424
   01/01/2011 to 12/31/2011..............................................   1.478920         1.558401            540,454
   01/01/2012 to 12/31/2012..............................................   1.558401         1.585934            458,014
   01/01/2013 to 12/31/2013..............................................   1.585934         1.518207            327,307
 BlackRock Bond Income Sub-Account (Class B)
   01/01/2004 to 12/31/2004..............................................   4.025325         4.118268          1,161,289
   01/01/2005 to 12/31/2005..............................................   4.118268         4.132153            656,918
   01/01/2006 to 12/31/2006..............................................   4.132153         4.226546            615,709
   01/01/2007 to 12/31/2007..............................................   4.226546         4.400722            577,278
   01/01/2008 to 12/31/2008..............................................   4.400722         4.163605            366,791
   01/01/2009 to 12/31/2009..............................................   4.163605         4.464882            291,261
   01/01/2010 to 12/31/2010..............................................   4.464882         4.739093            340,626
   01/01/2011 to 12/31/2011..............................................   4.739093         4.948227            297,802
   01/01/2012 to 12/31/2012..............................................   4.948227         5.213354            203,786
   01/01/2013 to 12/31/2013..............................................   5.213354         5.068752            119,210

                                                                                AUV AT
                                                                             BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                            -------------- ------------------ --------------
 BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock
   Legacy Large Cap Growth Sub-Account (Class B))
   05/01/2004 to 12/31/2004................................................     2.232851         2.440152           9,229
   01/01/2005 to 12/31/2005................................................     2.440152         2.558608          42,755
   01/01/2006 to 12/31/2006................................................     2.558608         2.610728          73,706
   01/01/2007 to 12/31/2007................................................     2.610728         3.036498          83,463
   01/01/2008 to 12/31/2008................................................     3.036498         1.887928          56,015
   01/01/2009 to 12/31/2009................................................     1.887928         2.531148          53,549
   01/01/2010 to 12/31/2010................................................     2.531148         2.970030          48,950
   01/01/2011 to 12/31/2011................................................     2.970030         2.650074          56,725
   01/01/2012 to 12/31/2012................................................     2.650074         2.968815          53,391
   01/01/2013 to 12/31/2013................................................     2.968815         3.904435          28,744
 BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock
   Legacy Large Cap Growth Sub-Account (Class B) and before that FI Large
   Cap Sub-Account)
   05/01/2006 to 12/31/2006................................................    16.442460        16.589722             615
   01/01/2007 to 12/31/2007................................................    16.589722        16.898674             599
   01/01/2008 to 12/31/2008................................................    16.898674         9.136063             675
   01/01/2009 to 05/01/2009................................................     9.136063         9.521628               0
 BlackRock Capital Appreciation Sub-Account (Class E) (previously BlackRock
   Legacy Large Cap Growth Sub-Account (Class E))
   01/01/2004 to 12/31/2004................................................     2.304886         2.458494         384,762
   01/01/2005 to 12/31/2005................................................     2.458494         2.580205         269,629
   01/01/2006 to 12/31/2006................................................     2.580205         2.635612         221,057
   01/01/2007 to 12/31/2007................................................     2.635612         3.068310         198,405
   01/01/2008 to 12/31/2008................................................     3.068310         1.909600         156,926
   01/01/2009 to 12/31/2009................................................     1.909600         2.562432         138,043
   01/01/2010 to 12/31/2010................................................     2.562432         3.010617         110,869
   01/01/2011 to 12/31/2011................................................     3.010617         2.689002          95,310
   01/01/2012 to 12/31/2012................................................     2.689002         3.015125           7,680
   01/01/2013 to 12/31/2013................................................     3.015125         3.969554               0
 BlackRock Diversified Sub-Account (Class B)
   05/01/2004 to 12/31/2004................................................    32.899771        35.402716             287
   01/01/2005 to 12/31/2005................................................    35.402716        35.753163           1,849
   01/01/2006 to 12/31/2006................................................    35.753163        38.715120           2,016
   01/01/2007 to 12/31/2007................................................    38.715120        40.156345          19,227
   01/01/2008 to 12/31/2008................................................    40.156345        29.592080           1,679
   01/01/2009 to 12/31/2009................................................    29.592080        34.005431           4,098
   01/01/2010 to 12/31/2010................................................    34.005431        36.510005           2,814
   01/01/2011 to 12/31/2011................................................    36.510005        37.147107           1,833
   01/01/2012 to 12/31/2012................................................    37.147107        40.898270           2,613
   01/01/2013 to 12/31/2013................................................    40.898270        48.313736           2,428
 BlackRock Global Tactical Strategies Sub-Account (Class B)
   04/30/2012 to 12/31/2012................................................     9.934082        10.228279          24,458
   01/01/2013 to 12/31/2013................................................    10.228279        11.081407          23,993
 BlackRock Large Cap Core Sub-Account
   04/30/2007 to 12/31/2007................................................     7.099125         7.140861          35,850
   01/01/2008 to 12/31/2008................................................     7.140861         4.396612          28,434
   01/01/2009 to 12/31/2009................................................     4.396612         5.147123          38,031
   01/01/2010 to 12/31/2010................................................     5.147123         5.684984          40,410
   01/01/2011 to 12/31/2011................................................     5.684984         5.598022          33,423
   01/01/2012 to 12/31/2012................................................     5.598022         6.235055          23,778
   01/01/2013 to 12/31/2013................................................     6.235055         8.223282          15,833

                                                                          AUV AT
                                                                       BEGINNING OF        AUV AT         ACCUM UNITS
                                                                          PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                      -------------- ------------------ --------------
 BlackRock Large Cap Sub-Account (previously BlackRock Large Cap Sub-
   Account)
   01/01/2004 to 12/31/2004..........................................     5.546336         6.024424           34,878
   01/01/2005 to 12/31/2005..........................................     6.024424         6.113516           56,975
   01/01/2006 to 12/31/2006..........................................     6.113516         6.835440           42,007
   01/01/2007 to 04/27/2007..........................................     6.835440         7.159196                0
 BlackRock Large Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004..........................................     1.060576         1.166912           77,406
   01/01/2005 to 12/31/2005..........................................     1.166912         1.209847          204,817
   01/01/2006 to 12/31/2006..........................................     1.209847         1.415637          240,399
   01/01/2007 to 12/31/2007..........................................     1.415637         1.433751          212,842
   01/01/2008 to 12/31/2008..........................................     1.433751         0.913715          185,191
   01/01/2009 to 12/31/2009..........................................     0.913715         0.996615          285,776
   01/01/2010 to 12/31/2010..........................................     0.996615         1.066212          277,307
   01/01/2011 to 12/31/2011..........................................     1.066212         1.068696          252,499
   01/01/2012 to 12/31/2012..........................................     1.068696         1.196150          333,560
   01/01/2013 to 12/31/2013..........................................     1.196150         1.547771          285,344
 BlackRock Large Cap Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004..........................................     1.051051         1.169764          235,691
   01/01/2005 to 12/31/2005..........................................     1.169764         1.214339          166,770
   01/01/2006 to 12/31/2006..........................................     1.214339         1.421789          187,897
   01/01/2007 to 12/31/2007..........................................     1.421789         1.441976          152,421
   01/01/2008 to 12/31/2008..........................................     1.441976         0.919958          130,311
   01/01/2009 to 12/31/2009..........................................     0.919958         1.004532          124,845
   01/01/2010 to 12/31/2010..........................................     1.004532         1.075444          135,359
   01/01/2011 to 12/31/2011..........................................     1.075444         1.078769          123,475
   01/01/2012 to 12/31/2012..........................................     1.078769         1.209211           63,299
   01/01/2013 to 12/31/2013..........................................     1.209211         1.566340           49,189
 BlackRock Money Market Sub-Account (Class B)
   01/01/2004 to 12/31/2004..........................................     2.031611         2.009917          776,610
   01/01/2005 to 12/31/2005..........................................     2.009917         2.026210          635,276
   01/01/2006 to 12/31/2006..........................................     2.026210         2.080737          844,050
   01/01/2007 to 12/31/2007..........................................     2.080737         2.141800        2,595,950
   01/01/2008 to 12/31/2008..........................................     2.141800         2.158164        1,366,121
   01/01/2009 to 12/31/2009..........................................     2.158164         2.125030        1,200,100
   01/01/2010 to 12/31/2010..........................................     2.125030         2.087120          789,471
   01/01/2011 to 12/31/2011..........................................     2.087120         2.049987          640,593
   01/01/2012 to 12/31/2012..........................................     2.049987         2.013217          480,873
   01/01/2013 to 12/31/2013..........................................     2.013217         1.977302          284,992
 Clarion Global Real Estate Sub-Account
   05/01/2004 to 12/31/2004..........................................     9.998521        12.799274           13,918
   01/01/2005 to 12/31/2005..........................................    12.799274        14.241861           63,448
   01/01/2006 to 12/31/2006..........................................    14.241861        19.245665          148,772
   01/01/2007 to 12/31/2007..........................................    19.245665        16.064120           82,026
   01/01/2008 to 12/31/2008..........................................    16.064120         9.201824           61,552
   01/01/2009 to 12/31/2009..........................................     9.201824        12.176868           57,781
   01/01/2010 to 12/31/2010..........................................    12.176868        13.886119           50,703
   01/01/2011 to 12/31/2011..........................................    13.886119        12.876948           44,693
   01/01/2012 to 12/31/2012..........................................    12.876948        15.932812           36,845
   01/01/2013 to 12/31/2013..........................................    15.932812        16.203410           30,366

                                                                                AUV AT
                                                                             BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                            -------------- ------------------ --------------
 ClearBridge Aggressive Growth Portfolio II Sub-Account (Class B) (formerly
   Janus Forty Sub-Account (Class B))
   04/30/2007 to 12/31/2007................................................   131.890185       161.361339           1,032
   01/01/2008 to 12/31/2008................................................   161.361339        91.918801           4,205
   01/01/2009 to 12/31/2009................................................    91.918801       128.968033           7,465
   01/01/2010 to 12/31/2010................................................   128.968033       138.571745           6,681
   01/01/2011 to 12/31/2011................................................   138.571745       125.835311           6,722
   01/01/2012 to 12/31/2012................................................   125.835311       151.404221           5,144
   01/01/2013 to 12/31/2013................................................   151.404221       191.509486           3,645
 ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class B) and before that Legg
   Mason Partners Aggressive Growth Sub-Account)
   01/01/2004 to 12/31/2004................................................     0.669751         0.713291         498,349
   01/01/2005 to 12/31/2005................................................     0.713291         0.795718         254,332
   01/01/2006 to 12/31/2006................................................     0.795718         0.767974         279,201
   01/01/2007 to 12/31/2007................................................     0.767974         0.771297         194,709
   01/01/2008 to 12/31/2008................................................     0.771297         0.461673         185,666
   01/01/2009 to 12/31/2009................................................     0.461673         0.602897         142,230
   01/01/2010 to 12/31/2010................................................     0.602897         0.733003         160,519
   01/01/2011 to 12/31/2011................................................     0.733003         0.743333         172,308
   01/01/2012 to 12/31/2012................................................     0.743333         0.865113         137,185
   01/01/2013 to 12/31/2013................................................     0.865113         1.237159         139,704
 ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class B) and before that Legg
   Mason Value Equity Sub-Account (Class B))
   05/01/2006 to 12/31/2006................................................     9.095810         9.725632           9,464
   01/01/2007 to 12/31/2007................................................     9.725632         8.987013          17,246
   01/01/2008 to 12/31/2008................................................     8.987013         4.005580          10,715
   01/01/2009 to 12/31/2009................................................     4.005580         5.427904          15,695
   01/01/2010 to 12/31/2010................................................     5.427904         5.722150          16,146
   01/01/2011 to 04/29/2011................................................     5.722150         6.076491               0
 ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class E))
   05/02/2011 to 12/31/2011................................................     0.614189         0.555655         369,202
   01/01/2012 to 12/31/2012................................................     0.555655         0.647011         150,187
   01/01/2013 to 12/31/2013................................................     0.647011         0.926835          48,871
 ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class E) and before that Legg
   Mason Value Equity Sub-Account (Class E))
   05/01/2006 to 12/31/2006................................................     0.917084         0.980959         312,084
   01/01/2007 to 12/31/2007................................................     0.980959         0.907376         302,450
   01/01/2008 to 12/31/2008................................................     0.907376         0.404770         326,550
   01/01/2009 to 12/31/2009................................................     0.404770         0.548466         294,196
   01/01/2010 to 12/31/2010................................................     0.548466         0.578413         280,253
   01/01/2011 to 04/29/2011................................................     0.578413         0.614280               0

                                                                                 AUV AT
                                                                              BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                 PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                             -------------- ------------------ --------------
 Davis Venture Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004.................................................     2.750474         2.952398          347,254
   01/01/2005 to 12/31/2005.................................................     2.952398         3.189744          913,089
   01/01/2006 to 12/31/2006.................................................     3.189744         3.581659        1,075,377
   01/01/2007 to 12/31/2007.................................................     3.581659         3.670203        1,195,069
   01/01/2008 to 12/31/2008.................................................     3.670203         2.179993        1,060,947
   01/01/2009 to 12/31/2009.................................................     2.179993         2.818782        1,101,403
   01/01/2010 to 12/31/2010.................................................     2.818782         3.092757        1,020,411
   01/01/2011 to 12/31/2011.................................................     3.092757         2.908013          769,213
   01/01/2012 to 12/31/2012.................................................     2.908013         3.216203          614,461
   01/01/2013 to 12/31/2013.................................................     3.216203         4.212596          405,066
 Davis Venture Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004.................................................     2.704803         2.978962        1,024,789
   01/01/2005 to 12/31/2005.................................................     2.978962         3.222551        1,036,111
   01/01/2006 to 12/31/2006.................................................     3.222551         3.621192          905,169
   01/01/2007 to 12/31/2007.................................................     3.621192         3.713858          813,817
   01/01/2008 to 12/31/2008.................................................     3.713858         2.208187          646,174
   01/01/2009 to 12/31/2009.................................................     2.208187         2.859072          589,722
   01/01/2010 to 12/31/2010.................................................     2.859072         3.139924          518,677
   01/01/2011 to 12/31/2011.................................................     3.139924         2.955135          446,132
   01/01/2012 to 12/31/2012.................................................     2.955135         3.270770          200,516
   01/01/2013 to 12/31/2013.................................................     3.270770         4.289523           62,464
 Frontier Mid Cap Growth Sub-Account (Class B) (previously BlackRock
   Aggressive Growth Sub-Account (Class B))
   05/01/2004 to 12/31/2004.................................................    31.483151        34.812673              634
   01/01/2005 to 12/31/2005.................................................    34.812673        37.760615            1,985
   01/01/2006 to 12/31/2006.................................................    37.760615        39.487497            1,327
   01/01/2007 to 12/31/2007.................................................    39.487497        46.626945           21,493
   01/01/2008 to 12/31/2008.................................................    46.626945        24.800875            4,369
   01/01/2009 to 12/31/2009.................................................    24.800875        36.309052            2,980
   01/01/2010 to 12/31/2010.................................................    36.309052        41.008878            3,011
   01/01/2011 to 12/31/2011.................................................    41.008878        38.971843            3,373
   01/01/2012 to 12/31/2012.................................................    38.971843        42.365395            2,494
   01/01/2013 to 12/31/2013.................................................    42.365395        55.105714            1,002
 Harris Oakmark International Sub-Account (Class B)
   01/01/2004 to 12/31/2004.................................................     1.165014         1.379016          842,725
   01/01/2005 to 12/31/2005.................................................     1.379016         1.547320        1,301,214
   01/01/2006 to 12/31/2006.................................................     1.547320         1.958238        1,509,790
   01/01/2007 to 12/31/2007.................................................     1.958238         1.901601        1,458,315
   01/01/2008 to 12/31/2008.................................................     1.901601         1.104012        1,085,548
   01/01/2009 to 12/31/2009.................................................     1.104012         1.681368          967,325
   01/01/2010 to 12/31/2010.................................................     1.681368         1.922551          879,637
   01/01/2011 to 12/31/2011.................................................     1.922551         1.619117          818,908
   01/01/2012 to 12/31/2012.................................................     1.619117         2.055239          719,231
   01/01/2013 to 12/31/2013.................................................     2.055239         2.634050          514,113
 Invesco Balanced-Risk Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012.................................................     1.010647         1.045112          338,561
   01/01/2013 to 12/31/2013.................................................     1.045112         1.045571          342,145
 Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap
   Value Sub-Account (Class B))
   04/30/2012 to 12/31/2012.................................................     2.399578         2.460148          347,030
   01/01/2013 to 12/31/2013.................................................     2.460148         3.148529          175,855

                                                                                 AUV AT
                                                                              BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                 PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                             -------------- ------------------ --------------
 Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap
   Value Sub-Account (Class B) and before that Neuberger Berman Mid Cap
   Value Sub-Account)
   01/01/2004 to 12/31/2004.................................................     1.753620         2.112544          839,167
   01/01/2005 to 12/31/2005.................................................     2.112544         2.322465          954,904
   01/01/2006 to 12/31/2006.................................................     2.322465         2.536576        1,138,147
   01/01/2007 to 12/31/2007.................................................     2.536576         2.570564          854,362
   01/01/2008 to 12/31/2008.................................................     2.570564         1.325950          479,771
   01/01/2009 to 12/31/2009.................................................     1.325950         1.924035          472,407
   01/01/2010 to 12/31/2010.................................................     1.924035         2.382006          478,881
   01/01/2011 to 12/31/2011.................................................     2.382006         2.183446          461,531
   01/01/2012 to 04/27/2012.................................................     2.183446         2.411425                0
 Invesco Small Cap Growth Sub-account
   01/01/2004 to 12/31/2004.................................................     1.149956         1.202034          317,299
   01/01/2005 to 12/31/2005.................................................     1.202034         1.278243          311,468
   01/01/2006 to 12/31/2006.................................................     1.278243         1.433563          250,669
   01/01/2007 to 12/31/2007.................................................     1.433563         1.563721          245,447
   01/01/2008 to 12/31/2008.................................................     1.563721         0.940955          232,003
   01/01/2009 to 12/31/2009.................................................     0.940955         1.236722          239,660
   01/01/2010 to 12/31/2010.................................................     1.236722         1.532714          123,206
   01/01/2011 to 12/31/2011.................................................     1.532714         1.489150          124,966
   01/01/2012 to 12/31/2012.................................................     1.489150         1.729070          120,541
   01/01/2013 to 12/31/2013.................................................     1.729070         2.380523           62,261
 Jennison Growth Sub-Account (Class B)
   05/01/2005 to 12/31/2005.................................................     0.398838         0.477818                0
   01/01/2006 to 12/31/2006.................................................     0.477818         0.481161          121,820
   01/01/2007 to 12/31/2007.................................................     0.481161         0.526348          261,622
   01/01/2008 to 12/31/2008.................................................     0.526348         0.328006          279,997
   01/01/2009 to 12/31/2009.................................................     0.328006         0.449610          378,762
   01/01/2010 to 12/31/2010.................................................     0.449610         0.491554          531,723
   01/01/2011 to 12/31/2011.................................................     0.491554         0.483873          385,090
   01/01/2012 to 12/31/2012.................................................     0.483873         0.549126          419,142
   01/01/2013 to 12/31/2013.................................................     0.549126         0.737441          397,714
 Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital
   Appreciation Sub-Account)
   05/01/2005 to 12/31/2005.................................................     7.814678         8.462832           10,647
   01/01/2006 to 12/31/2006.................................................     8.462832         8.945317           18,672
   01/01/2007 to 12/31/2007.................................................     8.945317        10.040176           22,012
   01/01/2008 to 12/31/2008.................................................    10.040176         5.330510           23,323
   01/01/2009 to 12/31/2009.................................................     5.330510         7.523443           16,270
   01/01/2010 to 12/31/2010.................................................     7.523443         8.083645           17,549
   01/01/2011 to 12/31/2011.................................................     8.083645         7.830117           14,634
   01/01/2012 to 04/27/2012.................................................     7.830117         8.797392                0
 Jennison Growth Sub-Account (Class B) (previously Met/Putnam Voyager Sub-
   Account (Class B))
   05/01/2004 to 12/31/2004.................................................     0.415841         0.432970                0
   01/01/2005 to 04/30/2005.................................................     0.432970         0.394074                0

                                                                                 AUV AT
                                                                              BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                 PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                             -------------- ------------------ --------------
 Jennison Growth Sub-Account (Class E)
   05/01/2005 to 12/31/2005.................................................     0.399113         0.478839          87,333
   01/01/2006 to 12/31/2006.................................................     0.478839         0.482542          91,496
   01/01/2007 to 12/31/2007.................................................     0.482542         0.528594          89,578
   01/01/2008 to 12/31/2008.................................................     0.528594         0.329264         109,713
   01/01/2009 to 12/31/2009.................................................     0.329264         0.452366          62,984
   01/01/2010 to 12/31/2010.................................................     0.452366         0.495135          63,458
   01/01/2011 to 12/31/2011.................................................     0.495135         0.487813          35,498
   01/01/2012 to 12/31/2012.................................................     0.487813         0.553702               0
   01/01/2013 to 12/31/2013.................................................     0.553702         0.744518               0
 Jennison Growth Sub-Account (Class E) (previously Met/Putnam Voyager Sub-
   Account (Class E))
   01/01/2004 to 12/31/2004.................................................     0.421202         0.432973         120,204
   01/01/2005 to 04/30/2005.................................................     0.432973         0.397995               0
 JPMorgan Global Active Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012.................................................     1.012701         1.047153         102,145
   01/01/2013 to 12/31/2013.................................................     1.047153         1.141470         105,305
 Loomis Sayles Global Markets Sub-Account (Class B)
   04/29/2013 to 12/31/2013.................................................    12.762608        13.988801          30,673
 Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin
   Income Sub-Account (Class B))
   04/28/2008 to 12/31/2008.................................................     9.998027         7.964414           7,936
   01/01/2009 to 12/31/2009.................................................     7.964414         9.999197          23,097
   01/01/2010 to 12/31/2010.................................................     9.999197        10.981759          24,039
   01/01/2011 to 12/31/2011.................................................    10.981759        11.016470          43,360
   01/01/2012 to 12/31/2012.................................................    11.016470        12.170564          50,288
   01/01/2013 to 04/26/2013.................................................    12.170564        12.687936               0
 Loomis Sayles Small Cap Core Sub-Account (Class B)
   05/01/2004 to 12/31/2004.................................................     2.249920         2.542674          34,290
   01/01/2005 to 12/31/2005.................................................     2.542674         2.664187          85,008
   01/01/2006 to 12/31/2006.................................................     2.664187         3.045800         127,438
   01/01/2007 to 12/31/2007.................................................     3.045800         3.338902         152,672
   01/01/2008 to 12/31/2008.................................................     3.338902         2.096770         112,014
   01/01/2009 to 12/31/2009.................................................     2.096770         2.675677         113,687
   01/01/2010 to 12/31/2010.................................................     2.675677         3.343038          92,668
   01/01/2011 to 12/31/2011.................................................     3.343038         3.294641          94,987
   01/01/2012 to 12/31/2012.................................................     3.294641         3.697236          85,244
   01/01/2013 to 12/31/2013.................................................     3.697236         5.108722          53,706
 Loomis Sayles Small Cap Core Sub-Account (Class E)
   01/01/2004 to 12/31/2004.................................................     2.244593         2.561699         275,294
   01/01/2005 to 12/31/2005.................................................     2.561699         2.686508         228,891
   01/01/2006 to 12/31/2006.................................................     2.686508         3.074265         243,046
   01/01/2007 to 12/31/2007.................................................     3.074265         3.373304         194,655
   01/01/2008 to 12/31/2008.................................................     3.373304         2.120505         114,144
   01/01/2009 to 12/31/2009.................................................     2.120505         2.708544          99,373
   01/01/2010 to 12/31/2010.................................................     2.708544         3.387573          95,179
   01/01/2011 to 12/31/2011.................................................     3.387573         3.341919          81,270
   01/01/2012 to 12/31/2012.................................................     3.341919         3.753951          26,602
   01/01/2013 to 12/31/2013.................................................     3.753951         5.192318           8,619

                                                        AUV AT
                                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                    -------------- ------------------ --------------
 Loomis Sayles Small Cap Growth Sub-Account
   01/01/2004 to 12/31/2004........................     0.880635         0.961297          346,531
   01/01/2005 to 12/31/2005........................     0.961297         0.985657          452,222
   01/01/2006 to 12/31/2006........................     0.985657         1.062219          547,907
   01/01/2007 to 12/31/2007........................     1.062219         1.088179          515,436
   01/01/2008 to 12/31/2008........................     1.088179         0.627221          437,435
   01/01/2009 to 12/31/2009........................     0.627221         0.798845          360,930
   01/01/2010 to 12/31/2010........................     0.798845         1.030558          356,502
   01/01/2011 to 12/31/2011........................     1.030558         1.039998          327,819
   01/01/2012 to 12/31/2012........................     1.039998         1.132618          149,648
   01/01/2013 to 12/31/2013........................     1.132618         1.650611           60,683
 Lord Abbett Bond Debenture Sub-Account
   01/01/2004 to 12/31/2004........................     1.545403         1.641715        1,122,377
   01/01/2005 to 12/31/2005........................     1.641715         1.636589        1,503,415
   01/01/2006 to 12/31/2006........................     1.636589         1.754521        1,396,552
   01/01/2007 to 12/31/2007........................     1.754521         1.835917        1,507,424
   01/01/2008 to 12/31/2008........................     1.835917         1.467640        1,082,874
   01/01/2009 to 12/31/2009........................     1.467640         1.971538          916,009
   01/01/2010 to 12/31/2010........................     1.971538         2.187446        1,058,831
   01/01/2011 to 12/31/2011........................     2.187446         2.244316          938,950
   01/01/2012 to 12/31/2012........................     2.244316         2.489444          642,975
   01/01/2013 to 12/31/2013........................     2.489444         2.640127          377,632
 Met/Artisan Mid Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004........................     2.882408         3.119529          171,631
   01/01/2005 to 12/31/2005........................     3.119529         3.361483          433,126
   01/01/2006 to 12/31/2006........................     3.361483         3.703604          464,148
   01/01/2007 to 12/31/2007........................     3.703604         3.379837          441,332
   01/01/2008 to 12/31/2008........................     3.379837         1.788000          364,088
   01/01/2009 to 12/31/2009........................     1.788000         2.479583          344,692
   01/01/2010 to 12/31/2010........................     2.479583         2.794837          309,030
   01/01/2011 to 12/31/2011........................     2.794837         2.923249          279,202
   01/01/2012 to 12/31/2012........................     2.923249         3.203320          271,103
   01/01/2013 to 12/31/2013........................     3.203320         4.294846          170,195
 Met/Artisan Mid Cap Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004........................     2.951746         3.182228        1,092,845
   01/01/2005 to 12/31/2005........................     3.182228         3.432344        1,025,948
   01/01/2006 to 12/31/2006........................     3.432344         3.785473          812,927
   01/01/2007 to 12/31/2007........................     3.785473         3.457998          715,886
   01/01/2008 to 12/31/2008........................     3.457998         1.831165          580,502
   01/01/2009 to 12/31/2009........................     1.831165         2.541922          537,262
   01/01/2010 to 12/31/2010........................     2.541922         2.867912          478,388
   01/01/2011 to 12/31/2011........................     2.867912         3.002711          399,350
   01/01/2012 to 12/31/2012........................     3.002711         3.293711          248,704
   01/01/2013 to 12/31/2013........................     3.293711         4.420584          104,919
 Met/Franklin Low Duration Total Return Sub-Account
   05/02/2011 to 12/31/2011........................     9.987535         9.740597              831
   01/01/2012 to 12/31/2012........................     9.740597         9.986641            4,698
   01/01/2013 to 12/31/2013........................     9.986641         9.922338           15,644
 MetLife Aggressive Strategy Sub-Account
   05/02/2011 to 12/31/2011........................    11.871776        10.140262           48,499
   01/01/2012 to 12/31/2012........................    10.140262        11.625719           22,809
   01/01/2013 to 12/31/2013........................    11.625719        14.787625           13,844

                                                                            AUV AT
                                                                         BEGINNING OF        AUV AT         ACCUM UNITS
                                                                            PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                        -------------- ------------------ --------------
 MetLife Aggressive Strategy Sub-Account (previously MetLife Aggressive
   Allocation Sub-Account )
   05/01/2005 to 12/31/2005............................................     9.998521        11.120702           9,066
   01/01/2006 to 12/31/2006............................................    11.120702        12.633257         108,443
   01/01/2007 to 12/31/2007............................................    12.633257        12.812241         105,586
   01/01/2008 to 12/31/2008............................................    12.812241         7.493196          72,839
   01/01/2009 to 12/31/2009............................................     7.493196         9.676997          54,754
   01/01/2010 to 12/31/2010............................................     9.676997        10.995788          48,426
   01/01/2011 to 04/29/2011............................................    10.995788        11.907788               0
 MetLife Balanced Plus Sub-Account
   04/30/2012 to 12/31/2012............................................     9.960927        10.395119          10,609
   01/01/2013 to 12/31/2013............................................    10.395119        11.675982          41,761
 MetLife Conservative Allocation Sub-Account
   05/01/2005 to 12/31/2005............................................     9.998521        10.272126               0
   01/01/2006 to 12/31/2006............................................    10.272126        10.784634             372
   01/01/2007 to 12/31/2007............................................    10.784634        11.181282          10,653
   01/01/2008 to 12/31/2008............................................    11.181282         9.401307          50,787
   01/01/2009 to 12/31/2009............................................     9.401307        11.128864         186,474
   01/01/2010 to 12/31/2010............................................    11.128864        12.029104         204,147
   01/01/2011 to 12/31/2011............................................    12.029104        12.199269         145,869
   01/01/2012 to 12/31/2012............................................    12.199269        13.080288         133,851
   01/01/2013 to 12/31/2013............................................    13.080288        13.397584          60,112
 MetLife Conservative to Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005............................................     9.998521        10.489472          68,609
   01/01/2006 to 12/31/2006............................................    10.489472        11.273622         172,221
   01/01/2007 to 12/31/2007............................................    11.273622        11.604112         267,987
   01/01/2008 to 12/31/2008............................................    11.604112         8.935290         230,219
   01/01/2009 to 12/31/2009............................................     8.935290        10.853789         196,983
   01/01/2010 to 12/31/2010............................................    10.853789        11.888988         131,219
   01/01/2011 to 12/31/2011............................................    11.888988        11.799844         150,064
   01/01/2012 to 12/31/2012............................................    11.799844        12.916496         115,298
   01/01/2013 to 12/31/2013............................................    12.916496        14.072044         103,523
 MetLife Growth Strategy Sub-Account (Class B)
   04/29/2013 to 12/31/2013............................................    11.397941        12.957546          66,214
 MetLife Growth Strategy Sub-Account (Class B) (previously Met/Franklin
   Templeton Founding Strategy Sub-Account (Class B))
   04/28/2008 to 12/31/2008............................................     9.998027         7.014269           5,481
   01/01/2009 to 12/31/2009............................................     7.014269         8.856104          87,644
   01/01/2010 to 12/31/2010............................................     8.856104         9.571990          97,008
   01/01/2011 to 12/31/2011............................................     9.571990         9.236064          82,366
   01/01/2012 to 12/31/2012............................................     9.236064        10.532994          77,474
   01/01/2013 to 04/26/2013............................................    10.532994        11.324926               0
 MetLife Mid Cap Stock Index Sub-Account
   01/01/2004 to 12/31/2004............................................     1.127939         1.281910         755,774
   01/01/2005 to 12/31/2005............................................     1.281910         1.410465         752,629
   01/01/2006 to 12/31/2006............................................     1.410465         1.521494         813,392
   01/01/2007 to 12/31/2007............................................     1.521494         1.606521         798,232
   01/01/2008 to 12/31/2008............................................     1.606521         1.003791         525,690
   01/01/2009 to 12/31/2009............................................     1.003791         1.348451         463,191
   01/01/2010 to 12/31/2010............................................     1.348451         1.668696         425,404
   01/01/2011 to 12/31/2011............................................     1.668696         1.603135         384,238
   01/01/2012 to 12/31/2012............................................     1.603135         1.847226         186,578
   01/01/2013 to 12/31/2013............................................     1.847226         2.409917         101,184

                                                                                              AUV AT
                                                                                           BEGINNING OF
                                                                                              PERIOD
                                                                                          --------------
 MetLife Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005..............................................................     9.998521
   01/01/2006 to 12/31/2006..............................................................    10.719658
   01/01/2007 to 12/31/2007..............................................................    11.775489
   01/01/2008 to 12/31/2008..............................................................    12.066915
   01/01/2009 to 12/31/2009..............................................................     8.457638
   01/01/2010 to 12/31/2010..............................................................    10.510595
   01/01/2011 to 12/31/2011..............................................................    11.682869
   01/01/2012 to 12/31/2012..............................................................    11.317815
   01/01/2013 to 12/31/2013..............................................................    12.586649
 MetLife Moderate to Aggressive Allocation Sub-Account
   05/01/2005 to 12/31/2005..............................................................     9.998521
   01/01/2006 to 12/31/2006..............................................................    10.944914
   01/01/2007 to 12/31/2007..............................................................    12.278459
   01/01/2008 to 12/31/2008..............................................................    12.522484
   01/01/2009 to 12/31/2009..............................................................     7.979608
   01/01/2010 to 12/31/2010..............................................................    10.117430
   01/01/2011 to 12/31/2011..............................................................    11.397710
   01/01/2012 to 12/31/2012..............................................................    10.772518
   01/01/2013 to 12/31/2013..............................................................    12.207192
 MetLife Multi-Index Targeted Risk Sub-Account (Class B)
   04/29/2013 to 12/31/2013..............................................................    10.776308
 MetLife Stock Index Sub-Account
   01/01/2004 to 12/31/2004..............................................................     3.199436
   01/01/2005 to 12/31/2005..............................................................     3.465204
   01/01/2006 to 12/31/2006..............................................................     3.552494
   01/01/2007 to 12/31/2007..............................................................     4.019181
   01/01/2008 to 12/31/2008..............................................................     4.143456
   01/01/2009 to 12/31/2009..............................................................     2.553067
   01/01/2010 to 12/31/2010..............................................................     3.157488
   01/01/2011 to 12/31/2011..............................................................     3.550569
   01/01/2012 to 12/31/2012..............................................................     3.544387
   01/01/2013 to 12/31/2013..............................................................     4.017890
 MFS(Reg. TM) Investors Trust Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................................     7.537654
   01/01/2005 to 12/31/2005..............................................................     8.333639
   01/01/2006 to 04/30/2006..............................................................     8.750330
 MFS(Reg. TM) Investors Trust Sub-Account (Class E)
   01/01/2004 to 12/31/2004..............................................................     0.767177
   01/01/2005 to 12/31/2005..............................................................     0.838431
   01/01/2006 to 04/30/2006..............................................................     0.882100
 MFS(Reg. TM) Investors Trust Sub-Account (previously MFS(Reg. TM) Research Managers Sub-
   Account)
   01/01/2004 to 04/30/2004..............................................................     0.785238



                                                                                                AUV AT         ACCUM UNITS
                                                                                           ENDING OF PERIOD   END OF PERIOD
                                                                                          ------------------ --------------
 MetLife Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005..............................................................      10.719658           45,110
   01/01/2006 to 12/31/2006..............................................................      11.775489          325,941
   01/01/2007 to 12/31/2007..............................................................      12.066915          667,660
   01/01/2008 to 12/31/2008..............................................................       8.457638          674,397
   01/01/2009 to 12/31/2009..............................................................      10.510595          676,545
   01/01/2010 to 12/31/2010..............................................................      11.682869          696,313
   01/01/2011 to 12/31/2011..............................................................      11.317815          585,958
   01/01/2012 to 12/31/2012..............................................................      12.586649          430,585
   01/01/2013 to 12/31/2013..............................................................      14.585405          469,473
 MetLife Moderate to Aggressive Allocation Sub-Account
   05/01/2005 to 12/31/2005..............................................................      10.944914           37,255
   01/01/2006 to 12/31/2006..............................................................      12.278459          446,140
   01/01/2007 to 12/31/2007..............................................................      12.522484        1,020,309
   01/01/2008 to 12/31/2008..............................................................       7.979608        1,096,980
   01/01/2009 to 12/31/2009..............................................................      10.117430          949,155
   01/01/2010 to 12/31/2010..............................................................      11.397710          880,450
   01/01/2011 to 12/31/2011..............................................................      10.772518          753,279
   01/01/2012 to 12/31/2012..............................................................      12.207192          613,911
   01/01/2013 to 12/31/2013..............................................................      14.904296          525,076
 MetLife Multi-Index Targeted Risk Sub-Account (Class B)
   04/29/2013 to 12/31/2013..............................................................      11.237736            3,447
 MetLife Stock Index Sub-Account
   01/01/2004 to 12/31/2004..............................................................       3.465204          462,306
   01/01/2005 to 12/31/2005..............................................................       3.552494          517,014
   01/01/2006 to 12/31/2006..............................................................       4.019181          494,410
   01/01/2007 to 12/31/2007..............................................................       4.143456          412,988
   01/01/2008 to 12/31/2008..............................................................       2.553067          326,448
   01/01/2009 to 12/31/2009..............................................................       3.157488          308,317
   01/01/2010 to 12/31/2010..............................................................       3.550569          191,621
   01/01/2011 to 12/31/2011..............................................................       3.544387          175,033
   01/01/2012 to 12/31/2012..............................................................       4.017890          117,505
   01/01/2013 to 12/31/2013..............................................................       5.197144           67,931
 MFS(Reg. TM) Investors Trust Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................................       8.333639              951
   01/01/2005 to 12/31/2005..............................................................       8.750330            9,122
   01/01/2006 to 04/30/2006..............................................................       9.133501            9,064
 MFS(Reg. TM) Investors Trust Sub-Account (Class E)
   01/01/2004 to 12/31/2004..............................................................       0.838431          342,499
   01/01/2005 to 12/31/2005..............................................................       0.882100          322,528
   01/01/2006 to 04/30/2006..............................................................       0.921026                0
 MFS(Reg. TM) Investors Trust Sub-Account (previously MFS(Reg. TM) Research Managers Sub-
   Account)
   01/01/2004 to 04/30/2004..............................................................       0.798403          204,781

                                                                                       AUV AT
                                                                                    BEGINNING OF
                                                                                       PERIOD
                                                                                   --------------
 MFS(Reg. TM) Research International Sub-Account
   01/01/2004 to 12/31/2004.......................................................   0.938320
   01/01/2005 to 12/31/2005.......................................................   1.101793
   01/01/2006 to 12/31/2006.......................................................   1.259916
   01/01/2007 to 12/31/2007.......................................................   1.566229
   01/01/2008 to 12/31/2008.......................................................   1.742577
   01/01/2009 to 12/31/2009.......................................................   0.986348
   01/01/2010 to 12/31/2010.......................................................   1.274549
   01/01/2011 to 12/31/2011.......................................................   1.394594
   01/01/2012 to 12/31/2012.......................................................   1.222999
   01/01/2013 to 12/31/2013.......................................................   1.401747
 MFS(Reg. TM) Total Return Sub-Account
   05/01/2004 to 12/31/2004.......................................................   3.434595
   01/01/2005 to 12/31/2005.......................................................   3.724703
   01/01/2006 to 12/31/2006.......................................................   3.762739
   01/01/2007 to 12/31/2007.......................................................   4.136833
   01/01/2008 to 12/31/2008.......................................................   4.229924
   01/01/2009 to 12/31/2009.......................................................   3.225839
   01/01/2010 to 12/31/2010.......................................................   3.748212
   01/01/2011 to 12/31/2011.......................................................   4.042075
   01/01/2012 to 12/31/2012.......................................................   4.055835
   01/01/2013 to 12/31/2013.......................................................   4.433546
 MFS(Reg. TM) Total Return Sub-Account (previously Balanced Sub-Account)
   01/01/2004 to 04/30/2004.......................................................   1.424264
 MFS(Reg. TM) Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004.......................................................   1.187112
   01/01/2005 to 12/31/2005.......................................................   1.277664
   01/01/2006 to 12/31/2006.......................................................   1.234224
   01/01/2007 to 12/31/2007.......................................................   1.428512
   01/01/2008 to 12/31/2008.......................................................   1.346407
   01/01/2009 to 12/31/2009.......................................................   0.876646
   01/01/2010 to 12/31/2010.......................................................   1.038243
   01/01/2011 to 12/31/2011.......................................................   1.133730
   01/01/2012 to 12/31/2012.......................................................   1.120662
   01/01/2013 to 12/31/2013.......................................................   1.280168
 MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
   (Class B))
   05/01/2004 to 12/31/2004.......................................................   2.202036
   01/01/2005 to 12/31/2005.......................................................   2.477268
   01/01/2006 to 12/31/2006.......................................................   2.687019
   01/01/2007 to 12/31/2007.......................................................   2.946953
   01/01/2008 to 12/31/2008.......................................................   3.008116
   01/01/2009 to 12/31/2009.......................................................   1.799099
   01/01/2010 to 12/31/2010.......................................................   2.146667
   01/01/2011 to 12/31/2011.......................................................   2.409424
   01/01/2012 to 12/31/2012.......................................................   2.215435
   01/01/2013 to 04/26/2013.......................................................   2.512317



                                                                                         AUV AT         ACCUM UNITS
                                                                                    ENDING OF PERIOD   END OF PERIOD
                                                                                   ------------------ --------------
 MFS(Reg. TM) Research International Sub-Account
   01/01/2004 to 12/31/2004.......................................................     1.101793           485,395
   01/01/2005 to 12/31/2005.......................................................     1.259916           568,043
   01/01/2006 to 12/31/2006.......................................................     1.566229           879,041
   01/01/2007 to 12/31/2007.......................................................     1.742577           854,004
   01/01/2008 to 12/31/2008.......................................................     0.986348           626,081
   01/01/2009 to 12/31/2009.......................................................     1.274549           658,919
   01/01/2010 to 12/31/2010.......................................................     1.394594           603,731
   01/01/2011 to 12/31/2011.......................................................     1.222999           513,768
   01/01/2012 to 12/31/2012.......................................................     1.401747           187,808
   01/01/2013 to 12/31/2013.......................................................     1.641871           109,439
 MFS(Reg. TM) Total Return Sub-Account
   05/01/2004 to 12/31/2004.......................................................     3.724703            26,180
   01/01/2005 to 12/31/2005.......................................................     3.762739           558,656
   01/01/2006 to 12/31/2006.......................................................     4.136833           614,438
   01/01/2007 to 12/31/2007.......................................................     4.229924           699,190
   01/01/2008 to 12/31/2008.......................................................     3.225839           586,413
   01/01/2009 to 12/31/2009.......................................................     3.748212           581,896
   01/01/2010 to 12/31/2010.......................................................     4.042075           560,171
   01/01/2011 to 12/31/2011.......................................................     4.055835           462,408
   01/01/2012 to 12/31/2012.......................................................     4.433546           299,586
   01/01/2013 to 12/31/2013.......................................................     5.168731           147,415
 MFS(Reg. TM) Total Return Sub-Account (previously Balanced Sub-Account)
   01/01/2004 to 04/30/2004.......................................................     1.409972           848,091
 MFS(Reg. TM) Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004.......................................................     1.277664           111,950
   01/01/2005 to 12/31/2005.......................................................     1.234224           348,789
   01/01/2006 to 12/31/2006.......................................................     1.428512           389,451
   01/01/2007 to 12/31/2007.......................................................     1.346407           386,404
   01/01/2008 to 12/31/2008.......................................................     0.876646           340,314
   01/01/2009 to 12/31/2009.......................................................     1.038243           398,361
   01/01/2010 to 12/31/2010.......................................................     1.133730           410,553
   01/01/2011 to 12/31/2011.......................................................     1.120662           467,893
   01/01/2012 to 12/31/2012.......................................................     1.280168           509,989
   01/01/2013 to 12/31/2013.......................................................     1.702266           752,926
 MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
   (Class B))
   05/01/2004 to 12/31/2004.......................................................     2.477268            11,504
   01/01/2005 to 12/31/2005.......................................................     2.687019           178,154
   01/01/2006 to 12/31/2006.......................................................     2.946953           247,574
   01/01/2007 to 12/31/2007.......................................................     3.008116           222,271
   01/01/2008 to 12/31/2008.......................................................     1.799099           135,457
   01/01/2009 to 12/31/2009.......................................................     2.146667           133,024
   01/01/2010 to 12/31/2010.......................................................     2.409424           122,373
   01/01/2011 to 12/31/2011.......................................................     2.215435           106,198
   01/01/2012 to 12/31/2012.......................................................     2.512317            94,546
   01/01/2013 to 04/26/2013.......................................................     2.762435                 0

                                                                                       AUV AT
                                                                                    BEGINNING OF
                                                                                       PERIOD
                                                                                   --------------
 MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
   Sub-Account (Class B))
   04/28/2008 to 12/31/2008.......................................................   9.998027
   01/01/2009 to 12/31/2009.......................................................   6.581951
   01/01/2010 to 12/31/2010.......................................................   8.073191
   01/01/2011 to 12/31/2011.......................................................   8.803303
   01/01/2012 to 12/31/2012.......................................................   8.599289
   01/01/2013 to 04/26/2013.......................................................   9.620356
 MFS(Reg. TM) Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004.......................................................   1.175881
   01/01/2005 to 12/31/2005.......................................................   1.285242
   01/01/2006 to 12/31/2006.......................................................   1.242906
   01/01/2007 to 12/31/2007.......................................................   1.439719
   01/01/2008 to 12/31/2008.......................................................   1.358348
   01/01/2009 to 12/31/2009.......................................................   0.885650
   01/01/2010 to 12/31/2010.......................................................   1.049654
   01/01/2011 to 12/31/2011.......................................................   1.146954
   01/01/2012 to 12/31/2012.......................................................   1.135614
   01/01/2013 to 12/31/2013.......................................................   1.298085
 MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
   (Class E))
   01/01/2004 to 12/31/2004.......................................................   2.241418
   01/01/2005 to 12/31/2005.......................................................   2.499882
   01/01/2006 to 12/31/2006.......................................................   2.713916
   01/01/2007 to 12/31/2007.......................................................   2.979331
   01/01/2008 to 12/31/2008.......................................................   3.044154
   01/01/2009 to 12/31/2009.......................................................   1.822712
   01/01/2010 to 12/31/2010.......................................................   2.177926
   01/01/2011 to 12/31/2011.......................................................   2.447057
   01/01/2012 to 12/31/2012.......................................................   2.252126
   01/01/2013 to 04/26/2013.......................................................   2.556538
 Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010.......................................................   1.221277
   01/01/2011 to 12/31/2011.......................................................   1.414654
   01/01/2012 to 12/31/2012.......................................................   1.293287
   01/01/2013 to 12/31/2013.......................................................   1.387986
 Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap
   Opportunities Sub-Account)
   01/01/2004 to 04/30/2004.......................................................   1.127879
 Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap
   Opportunities Sub-Account and before that Janus Mid Cap Sub-Account))
   01/01/2004 to 12/31/2004.......................................................   1.393466
   01/01/2005 to 12/31/2005.......................................................   1.598830
   01/01/2006 to 12/31/2006.......................................................   1.675028
   01/01/2007 to 12/31/2007.......................................................   1.835386
   01/01/2008 to 12/31/2008.......................................................   1.948661
   01/01/2009 to 12/31/2009.......................................................   0.852917
   01/01/2010 to 04/30/2010.......................................................   1.118602



                                                                                         AUV AT         ACCUM UNITS
                                                                                    ENDING OF PERIOD   END OF PERIOD
                                                                                   ------------------ --------------
 MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
   Sub-Account (Class B))
   04/28/2008 to 12/31/2008.......................................................       6.581951               0
   01/01/2009 to 12/31/2009.......................................................       8.073191           1,781
   01/01/2010 to 12/31/2010.......................................................       8.803303           2,599
   01/01/2011 to 12/31/2011.......................................................       8.599289           1,780
   01/01/2012 to 12/31/2012.......................................................       9.620356           3,325
   01/01/2013 to 04/26/2013.......................................................      10.524851               0
 MFS(Reg. TM) Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004.......................................................       1.285242         897,297
   01/01/2005 to 12/31/2005.......................................................       1.242906         851,356
   01/01/2006 to 12/31/2006.......................................................       1.439719         688,320
   01/01/2007 to 12/31/2007.......................................................       1.358348         649,135
   01/01/2008 to 12/31/2008.......................................................       0.885650         623,072
   01/01/2009 to 12/31/2009.......................................................       1.049654         502,267
   01/01/2010 to 12/31/2010.......................................................       1.146954         305,741
   01/01/2011 to 12/31/2011.......................................................       1.135614         272,127
   01/01/2012 to 12/31/2012.......................................................       1.298085          96,697
   01/01/2013 to 12/31/2013.......................................................       1.729252          46,666
 MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
   (Class E))
   01/01/2004 to 12/31/2004.......................................................       2.499882          82,268
   01/01/2005 to 12/31/2005.......................................................       2.713916          95,577
   01/01/2006 to 12/31/2006.......................................................       2.979331         111,148
   01/01/2007 to 12/31/2007.......................................................       3.044154          84,146
   01/01/2008 to 12/31/2008.......................................................       1.822712          70,114
   01/01/2009 to 12/31/2009.......................................................       2.177926          71,046
   01/01/2010 to 12/31/2010.......................................................       2.447057          59,438
   01/01/2011 to 12/31/2011.......................................................       2.252126          59,629
   01/01/2012 to 12/31/2012.......................................................       2.556538          53,732
   01/01/2013 to 04/26/2013.......................................................       2.812056               0
 Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010.......................................................       1.414654         259,389
   01/01/2011 to 12/31/2011.......................................................       1.293287         237,073
   01/01/2012 to 12/31/2012.......................................................       1.387986         169,703
   01/01/2013 to 12/31/2013.......................................................       1.895222          76,475
 Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap
   Opportunities Sub-Account)
   01/01/2004 to 04/30/2004.......................................................       1.116201         312,106
 Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap
   Opportunities Sub-Account and before that Janus Mid Cap Sub-Account))
   01/01/2004 to 12/31/2004.......................................................       1.598830         344,030
   01/01/2005 to 12/31/2005.......................................................       1.675028         234,423
   01/01/2006 to 12/31/2006.......................................................       1.835386         296,157
   01/01/2007 to 12/31/2007.......................................................       1.948661         307,133
   01/01/2008 to 12/31/2008.......................................................       0.852917         291,458
   01/01/2009 to 12/31/2009.......................................................       1.118602         286,365
   01/01/2010 to 04/30/2010.......................................................       1.209080               0

                                                                                AUV AT
                                                                             BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                            -------------- ------------------ --------------
 MSCI EAFE(Reg. TM) Index Sub-Account
   01/01/2004 to 12/31/2004................................................   0.926400         1.085176            660,635
   01/01/2005 to 12/31/2005................................................   1.085176         1.203712            596,141
   01/01/2006 to 12/31/2006................................................   1.203712         1.483150            884,577
   01/01/2007 to 12/31/2007................................................   1.483150         1.609786            725,827
   01/01/2008 to 12/31/2008................................................   1.609786         0.913803            503,519
   01/01/2009 to 12/31/2009................................................   0.913803         1.151386            500,462
   01/01/2010 to 12/31/2010................................................   1.151386         1.220344            465,824
   01/01/2011 to 12/31/2011................................................   1.220344         1.046995            422,668
   01/01/2012 to 12/31/2012................................................   1.046995         1.213557            289,843
   01/01/2013 to 12/31/2013................................................   1.213557         1.448421            161,388
 Neuberger Berman Genesis Sub-account (previously BlackRock Strategic Value
   Sub-Account (Class B))
   05/01/2004 to 12/31/2004................................................   1.586637         1.780290            298,819
   01/01/2005 to 12/31/2005................................................   1.780290         1.816990            629,393
   01/01/2006 to 12/31/2006................................................   1.816990         2.078108            617,539
   01/01/2007 to 12/31/2007................................................   2.078108         1.965493            537,078
   01/01/2008 to 12/31/2008................................................   1.965493         1.186065            442,933
   01/01/2009 to 12/31/2009................................................   1.186065         1.314410            495,563
   01/01/2010 to 12/31/2010................................................   1.314410         1.566493            437,898
   01/01/2011 to 12/31/2011................................................   1.566493         1.623331            361,023
   01/01/2012 to 12/31/2012................................................   1.623331         1.749713            276,626
   01/01/2013 to 12/31/2013................................................   1.749713         2.374793            248,365
 Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap
   Sub-Account (Class B))
   01/01/2004 to 12/31/2004................................................   1.191969         1.339250            665,983
   01/01/2005 to 12/31/2005................................................   1.339250         1.421434            397,540
   01/01/2006 to 12/31/2006................................................   1.421434         1.601032            384,895
   01/01/2007 to 12/31/2007................................................   1.601032         1.529699            445,515
   01/01/2008 to 12/31/2008................................................   1.529699         0.926915            318,586
   01/01/2009 to 12/31/2009................................................   0.926915         1.245051            318,390
   01/01/2010 to 12/31/2010................................................   1.245051         1.502389            289,089
   01/01/2011 to 12/31/2011................................................   1.502389         1.397783            273,425
   01/01/2012 to 12/31/2012................................................   1.397783         1.445276            184,564
   01/01/2013 to 04/26/2013................................................   1.445276         1.565086                  0
 Neuberger Berman Genesis Sub-account (previously BlackRock Strategic Value
   Sub-Account (Class E))
   01/01/2004 to 12/31/2004................................................   1.577841         1.784649          1,272,092
   01/01/2005 to 12/31/2005................................................   1.784649         1.822255          1,251,799
   01/01/2006 to 12/31/2006................................................   1.822255         2.087695          1,064,094
   01/01/2007 to 12/31/2007................................................   2.087695         1.976906            926,143
   01/01/2008 to 12/31/2008................................................   1.976906         1.194009            825,881
   01/01/2009 to 12/31/2009................................................   1.194009         1.324232            813,320
   01/01/2010 to 12/31/2010................................................   1.324232         1.579638            669,689
   01/01/2011 to 12/31/2011................................................   1.579638         1.637757            581,945
   01/01/2012 to 12/31/2012................................................   1.637757         1.767649            296,831
   01/01/2013 to 12/31/2013................................................   1.767649         2.402334            187,694

                                                                               AUV AT
                                                                            BEGINNING OF        AUV AT         ACCUM UNITS
                                                                               PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                           -------------- ------------------ --------------
 Oppenheimer Global Equity Sub-Account (Class B)
   05/01/2004 to 12/31/2004...............................................    12.392143        14.256850               45
   01/01/2005 to 12/31/2005...............................................    14.256850        16.240884           15,611
   01/01/2006 to 12/31/2006...............................................    16.240884        18.560308           33,621
   01/01/2007 to 12/31/2007...............................................    18.560308        19.368802           42,472
   01/01/2008 to 12/31/2008...............................................    19.368802        11.307042           27,617
   01/01/2009 to 12/31/2009...............................................    11.307042        15.525415           21,659
   01/01/2010 to 12/31/2010...............................................    15.525415        17.677282           20,485
   01/01/2011 to 12/31/2011...............................................    17.677282        15.903115           19,467
   01/01/2012 to 12/31/2012...............................................    15.903115        18.925203           11,937
   01/01/2013 to 12/31/2013...............................................    18.925203        23.627439            9,669
 Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton
   Growth Sub-Account (Class B))
   04/28/2008 to 12/31/2008...............................................     9.998027         6.551182                0
   01/01/2009 to 12/31/2009...............................................     6.551182         8.533245              460
   01/01/2010 to 12/31/2010...............................................     8.533245         9.022979            3,816
   01/01/2011 to 12/31/2011...............................................     9.022979         8.251080            3,720
   01/01/2012 to 12/31/2012...............................................     8.251080         9.903252              343
   01/01/2013 to 04/26/2013...............................................     9.903252        10.514810                0
 PIMCO Inflation Protection Bond Sub-Account
   05/01/2006 to 12/31/2006...............................................    10.864185        10.941313              748
   01/01/2007 to 12/31/2007...............................................    10.941313        11.905365           48,562
   01/01/2008 to 12/31/2008...............................................    11.905365        10.886878           89,169
   01/01/2009 to 12/31/2009...............................................    10.886878        12.622616          113,920
   01/01/2010 to 12/31/2010...............................................    12.622616        13.359662          182,894
   01/01/2011 to 12/31/2011...............................................    13.359662        14.583904          201,426
   01/01/2012 to 12/31/2012...............................................    14.583904        15.630295          129,771
   01/01/2013 to 12/31/2013...............................................    15.630295        13.927560           75,121
 PIMCO Total Return Sub-Account
   01/01/2004 to 12/31/2004...............................................     1.154696         1.190527        3,506,085
   01/01/2005 to 12/31/2005...............................................     1.190527         1.195629        4,498,027
   01/01/2006 to 12/31/2006...............................................     1.195629         1.227412        3,930,634
   01/01/2007 to 12/31/2007...............................................     1.227412         1.296585        3,838,996
   01/01/2008 to 12/31/2008...............................................     1.296585         1.278613        4,213,369
   01/01/2009 to 12/31/2009...............................................     1.278613         1.482217        3,671,041
   01/01/2010 to 12/31/2010...............................................     1.482217         1.574726        3,513,817
   01/01/2011 to 12/31/2011...............................................     1.574726         1.595733        3,196,561
   01/01/2012 to 12/31/2012...............................................     1.595733         1.712410        2,389,032
   01/01/2013 to 12/31/2013...............................................     1.712410         1.649647        1,672,208
 Pyramis(Reg. TM) Government Income Sub-Account
   04/30/2012 to 12/31/2012...............................................    10.729226        10.865912              988
   01/01/2013 to 12/31/2013...............................................    10.865912        10.189740            5,744
 Pyramis(Reg. TM) Managed Risk Sub-Account (Class B)
   04/29/2013 to 12/31/2013...............................................    10.214980        10.723087                0

                                                          AUV AT
                                                       BEGINNING OF        AUV AT         ACCUM UNITS
                                                          PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                      -------------- ------------------ --------------
 Russell 2000(Reg. TM) Index Sub-Account
   01/01/2004 to 12/31/2004..........................     1.305123         1.504846         931,858
   01/01/2005 to 12/31/2005..........................     1.504846         1.541640         779,009
   01/01/2006 to 12/31/2006..........................     1.541640         1.780418         628,609
   01/01/2007 to 12/31/2007..........................     1.780418         1.718677         580,246
   01/01/2008 to 12/31/2008..........................     1.718677         1.119564         532,663
   01/01/2009 to 12/31/2009..........................     1.119564         1.381753         478,087
   01/01/2010 to 12/31/2010..........................     1.381753         1.717822         425,252
   01/01/2011 to 12/31/2011..........................     1.717822         1.614902         388,769
   01/01/2012 to 12/31/2012..........................     1.614902         1.840525         243,735
   01/01/2013 to 12/31/2013..........................     1.840525         2.497928         138,387
 Schroders Global Multi-Asset Sub-Account
   04/30/2012 to 12/31/2012..........................     1.010679         1.065216         100,008
   01/01/2013 to 12/31/2013..........................     1.065216         1.151996          93,303
 SSgA Growth and Income ETF Sub-Account
   05/01/2006 to 12/31/2006..........................    10.488966        11.105461           1,207
   01/01/2007 to 12/31/2007..........................    11.105461        11.495118           1,368
   01/01/2008 to 12/31/2008..........................    11.495118         8.460286           6,587
   01/01/2009 to 12/31/2009..........................     8.460286        10.377335          28,828
   01/01/2010 to 12/31/2010..........................    10.377335        11.439728          23,736
   01/01/2011 to 12/31/2011..........................    11.439728        11.355300         100,516
   01/01/2012 to 12/31/2012..........................    11.355300        12.584198          29,940
   01/01/2013 to 12/31/2013..........................    12.584198        13.958021          12,504
 SSgA Growth ETF Sub-Account
   05/01/2006 to 12/31/2006..........................    10.679397        11.359002             693
   01/01/2007 to 12/31/2007..........................    11.359002        11.782087           1,172
   01/01/2008 to 12/31/2008..........................    11.782087         7.756380             920
   01/01/2009 to 12/31/2009..........................     7.756380         9.834791           6,598
   01/01/2010 to 12/31/2010..........................     9.834791        11.026635           5,832
   01/01/2011 to 12/31/2011..........................    11.026635        10.599738             697
   01/01/2012 to 12/31/2012..........................    10.599738        11.974538           6,932
   01/01/2013 to 12/31/2013..........................    11.974538        13.886441          11,367
 T. Rowe Price Large Cap Growth Sub-Account (Class B)
   05/01/2004 to 12/31/2004..........................     1.092456         1.180669          75,084
   01/01/2005 to 12/31/2005..........................     1.180669         1.233045         175,330
   01/01/2006 to 12/31/2006..........................     1.233045         1.367125         249,686
   01/01/2007 to 12/31/2007..........................     1.367125         1.465476         308,659
   01/01/2008 to 12/31/2008..........................     1.465476         0.834723         207,863
   01/01/2009 to 12/31/2009..........................     0.834723         1.172666         198,063
   01/01/2010 to 12/31/2010..........................     1.172666         1.344606         181,226
   01/01/2011 to 12/31/2011..........................     1.344606         1.303034          97,668
   01/01/2012 to 12/31/2012..........................     1.303034         1.518648         186,366
   01/01/2013 to 12/31/2013..........................     1.518648         2.069824         238,878

                                                                          AUV AT
                                                                       BEGINNING OF        AUV AT         ACCUM UNITS
                                                                          PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                      -------------- ------------------ --------------
 T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM
   Technology Sub-Account (Class B))
   01/01/2004 to 12/31/2004..........................................   0.454727         0.427335            588,015
   01/01/2005 to 12/31/2005..........................................   0.427335         0.465970            411,449
   01/01/2006 to 12/31/2006..........................................   0.465970         0.482148            396,504
   01/01/2007 to 12/31/2007..........................................   0.482148         0.622772            440,908
   01/01/2008 to 12/31/2008..........................................   0.622772         0.339743            470,231
   01/01/2009 to 12/31/2009..........................................   0.339743         0.530474            408,969
   01/01/2010 to 12/31/2010..........................................   0.530474         0.665289            426,929
   01/01/2011 to 12/31/2011..........................................   0.665289         0.588784            429,867
   01/01/2012 to 12/31/2012..........................................   0.588784         0.648298            285,461
   01/01/2013 to 04/26/2013..........................................   0.648298         0.677078                  0
 T. Rowe Price Mid Cap Growth Sub-Account
   01/01/2004 to 12/31/2004..........................................   0.605487         0.700648            936,487
   01/01/2005 to 12/31/2005..........................................   0.700648         0.788846          1,311,543
   01/01/2006 to 12/31/2006..........................................   0.788846         0.822570          1,169,134
   01/01/2007 to 12/31/2007..........................................   0.822570         0.950301          1,134,749
   01/01/2008 to 12/31/2008..........................................   0.950301         0.562312            908,854
   01/01/2009 to 12/31/2009..........................................   0.562312         0.803416            871,215
   01/01/2010 to 12/31/2010..........................................   0.803416         1.007541            879,811
   01/01/2011 to 12/31/2011..........................................   1.007541         0.973298            805,190
   01/01/2012 to 12/31/2012..........................................   0.973298         1.086634            755,449
   01/01/2013 to 12/31/2013..........................................   1.086634         1.457648            724,744
 T. Rowe Price Small Cap Growth Sub-Account
   05/01/2004 to 12/31/2004..........................................   1.203116         1.279262             36,637
   01/01/2005 to 12/31/2005..........................................   1.279262         1.391146            118,479
   01/01/2006 to 12/31/2006..........................................   1.391146         1.415970            132,260
   01/01/2007 to 12/31/2007..........................................   1.415970         1.523137            158,399
   01/01/2008 to 12/31/2008..........................................   1.523137         0.952599             97,209
   01/01/2009 to 12/31/2009..........................................   0.952599         1.297077             86,932
   01/01/2010 to 12/31/2010..........................................   1.297077         1.715545            127,810
   01/01/2011 to 12/31/2011..........................................   1.715545         1.709387            131,841
   01/01/2012 to 12/31/2012..........................................   1.709387         1.945808            136,370
   01/01/2013 to 12/31/2013..........................................   1.945808         2.755282            113,802
 Western Asset Management Strategic Bond Opportunities Sub-Account
   (Class B)
   05/01/2004 to 12/31/2004..........................................   1.796110         1.899074            223,334
   01/01/2005 to 12/31/2005..........................................   1.899074         1.913072            638,825
   01/01/2006 to 12/31/2006..........................................   1.913072         1.969705            946,308
   01/01/2007 to 12/31/2007..........................................   1.969705         2.006028            892,886
   01/01/2008 to 12/31/2008..........................................   2.006028         1.670225            705,269
   01/01/2009 to 12/31/2009..........................................   1.670225         2.163629            659,434
   01/01/2010 to 12/31/2010..........................................   2.163629         2.389723            661,523
   01/01/2011 to 12/31/2011..........................................   2.389723         2.484166            603,675
   01/01/2012 to 12/31/2012..........................................   2.484166         2.715144            520,994
   01/01/2013 to 12/31/2013..........................................   2.715144         2.688758            432,184

                                                                       AUV AT
                                                                    BEGINNING OF        AUV AT         ACCUM UNITS
                                                                       PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                   -------------- ------------------ --------------
 Western Asset Management Strategic Bond Opportunities Sub-Account
   (Class E)
   01/01/2004 to 12/31/2004.......................................     1.832210         1.915988        1,171,738
   01/01/2005 to 12/31/2005.......................................     1.915988         1.932189        1,360,213
   01/01/2006 to 12/31/2006.......................................     1.932189         1.989949          899,638
   01/01/2007 to 12/31/2007.......................................     1.989949         2.030254          935,766
   01/01/2008 to 12/31/2008.......................................     2.030254         1.692571          610,501
   01/01/2009 to 12/31/2009.......................................     1.692571         2.193961          560,849
   01/01/2010 to 12/31/2010.......................................     2.193961         2.426849          498,779
   01/01/2011 to 12/31/2011.......................................     2.426849         2.524913          432,435
   01/01/2012 to 12/31/2012.......................................     2.524913         2.759780          152,238
   01/01/2013 to 12/31/2013.......................................     2.759780         2.735893           35,253
 Western Asset Management U.S. Government Sub-Account (Class B)
   05/01/2004 to 12/31/2004.......................................     1.484568         1.515937          144,046
   01/01/2005 to 12/31/2005.......................................     1.515937         1.509677          374,474
   01/01/2006 to 12/31/2006.......................................     1.509677         1.540868          469,141
   01/01/2007 to 12/31/2007.......................................     1.540868         1.574270          509,992
   01/01/2008 to 12/31/2008.......................................     1.574270         1.537883          381,509
   01/01/2009 to 12/31/2009.......................................     1.537883         1.572081          410,984
   01/01/2010 to 12/31/2010.......................................     1.572081         1.628845          454,145
   01/01/2011 to 12/31/2011.......................................     1.628845         1.684109          353,037
   01/01/2012 to 12/31/2012.......................................     1.684109         1.704315          307,484
   01/01/2013 to 12/31/2013.......................................     1.704315         1.658758          225,413
 Western Asset Management U.S. Government Sub-Account (Class E)
   01/01/2004 to 12/31/2004.......................................     1.513685         1.528314          985,830
   01/01/2005 to 12/31/2005.......................................     1.528314         1.524834          731,976
   01/01/2006 to 12/31/2006.......................................     1.524834         1.557240          612,241
   01/01/2007 to 12/31/2007.......................................     1.557240         1.592511          460,091
   01/01/2008 to 12/31/2008.......................................     1.592511         1.557331          384,682
   01/01/2009 to 12/31/2009.......................................     1.557331         1.593574          316,333
   01/01/2010 to 12/31/2010.......................................     1.593574         1.653908          212,641
   01/01/2011 to 12/31/2011.......................................     1.653908         1.710285          165,464
   01/01/2012 to 12/31/2012.......................................     1.710285         1.732480           87,549
   01/01/2013 to 12/31/2013.......................................     1.732480         1.688821            9,126
 American Funds Bond Sub-Account
   05/01/2006 to 12/31/2006.......................................    13.982503        14.614000           10,914
   01/01/2007 to 12/31/2007.......................................    14.614000        14.792401           61,553
   01/01/2008 to 12/31/2008.......................................    14.792401        13.136693           53,159
   01/01/2009 to 12/31/2009.......................................    13.136693        14.492562           38,647
   01/01/2010 to 12/31/2010.......................................    14.492562        15.113562           40,216
   01/01/2011 to 12/31/2011.......................................    15.113562        15.711512           27,983
   01/01/2012 to 12/31/2012.......................................    15.711512        16.218105           24,878
   01/01/2013 to 12/31/2013.......................................    16.218105        15.546060           24,393
 American Funds Global Small Capitalization Sub-Account
   01/01/2004 to 12/31/2004.......................................     1.578095         1.868823          913,318
   01/01/2005 to 12/31/2005.......................................     1.868823         2.295220        1,783,082
   01/01/2006 to 12/31/2006.......................................     2.295220         2.789694        1,162,763
   01/01/2007 to 12/31/2007.......................................     2.789694         3.318383        1,242,244
   01/01/2008 to 12/31/2008.......................................     3.318383         1.510877        1,049,615
   01/01/2009 to 12/31/2009.......................................     1.510877         2.387565          973,641
   01/01/2010 to 12/31/2010.......................................     2.387565         2.863468          814,577
   01/01/2011 to 12/31/2011.......................................     2.863468         2.268350          803,848
   01/01/2012 to 12/31/2012.......................................     2.268350         2.626028          550,461
   01/01/2013 to 12/31/2013.......................................     2.626028         3.300319          366,399

                                              AUV AT
                                           BEGINNING OF        AUV AT         ACCUM UNITS
                                              PERIOD      ENDING OF PERIOD   END OF PERIOD
                                          -------------- ------------------ --------------
 American Funds Growth Sub-Account
   01/01/2004 to 12/31/2004..............    10.139877        11.175001        598,182
   01/01/2005 to 12/31/2005..............    11.175001        12.721755        744,424
   01/01/2006 to 12/31/2006..............    12.721755        13.737855        712,301
   01/01/2007 to 12/31/2007..............    13.737855        15.119408        718,416
   01/01/2008 to 12/31/2008..............    15.119408         8.298526        636,561
   01/01/2009 to 12/31/2009..............     8.298526        11.334400        588,050
   01/01/2010 to 12/31/2010..............    11.334400        13.179021        534,911
   01/01/2011 to 12/31/2011..............    13.179021        12.359883        443,972
   01/01/2012 to 12/31/2012..............    12.359883        14.274081        280,753
   01/01/2013 to 12/31/2013..............    14.274081        18.194216        179,002
 American Funds Growth-Income Sub-Account
   01/01/2004 to 12/31/2004..............     7.891275         8.532772        616,916
   01/01/2005 to 12/31/2005..............     8.532772         8.847703        641,332
   01/01/2006 to 12/31/2006..............     8.847703         9.986581        609,397
   01/01/2007 to 12/31/2007..............     9.986581        10.276187        591,890
   01/01/2008 to 12/31/2008..............    10.276187         6.256613        504,079
   01/01/2009 to 12/31/2009..............     6.256613         8.044635        471,543
   01/01/2010 to 12/31/2010..............     8.044635         8.782098        430,884
   01/01/2011 to 12/31/2011..............     8.782098         8.446794        359,266
   01/01/2012 to 12/31/2012..............     8.446794         9.721135        201,274
   01/01/2013 to 12/31/2013..............     9.721135        12.714519        120,503





                                                                       AUV AT
                                                                    BEGINNING OF        AUV AT         ACCUM UNITS
                                                                       PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                   -------------- ------------------ --------------
American Forerunner - 1.75
 AllianceBernstein Global Dynamic Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012.......................................    10.183282        10.506265               0
   01/01/2013 to 12/31/2013.......................................    10.506265        11.474744               0
 American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................    10.008082         6.994767          17,352
   01/01/2009 to 12/31/2009.......................................     6.994767         8.889143          17,203
   01/01/2010 to 12/31/2010.......................................     8.889143         9.797260          21,339
   01/01/2011 to 12/31/2011.......................................     9.797260         9.422832          20,943
   01/01/2012 to 12/31/2012.......................................     9.422832        10.511129         188,072
   01/01/2013 to 12/31/2013.......................................    10.511129        12.242973         187,028
 American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................     9.998082         6.344471           1,168
   01/01/2009 to 12/31/2009.......................................     6.344471         8.356591           1,887
   01/01/2010 to 12/31/2010.......................................     8.356591         9.318900           1,675
   01/01/2011 to 12/31/2011.......................................     9.318900         8.724143           2,207
   01/01/2012 to 12/31/2012.......................................     8.724143         9.957163           1,464
   01/01/2013 to 12/31/2013.......................................     9.957163        12.241176           1,434
 American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................    10.018081         7.666872          49,546
   01/01/2009 to 12/31/2009.......................................     7.666872         9.296538         174,070
   01/01/2010 to 12/31/2010.......................................     9.296538        10.040347         171,039
   01/01/2011 to 12/31/2011.......................................    10.040347         9.885409         173,554
   01/01/2012 to 12/31/2012.......................................     9.885409        10.765856           7,429
   01/01/2013 to 12/31/2013.......................................    10.765856        12.009466          22,768
 AQR Global Risk Balanced Sub-Account (Class B)
   04/30/2012 to 12/31/2012.......................................    11.113091        11.492134               0
   01/01/2013 to 12/31/2013.......................................    11.492134        10.909788               0

                                                                              AUV AT
                                                                           BEGINNING OF        AUV AT         ACCUM UNITS
                                                                              PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                          -------------- ------------------ --------------
 Baillie Gifford International Stock Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................   1.129334         1.287093            41,739
   01/01/2005 to 12/31/2005..............................................   1.287093         1.487269            61,754
   01/01/2006 to 12/31/2006..............................................   1.487269         1.698707            98,090
   01/01/2007 to 12/31/2007..............................................   1.698707         1.837145            99,709
   01/01/2008 to 12/31/2008..............................................   1.837145         1.006533           112,096
   01/01/2009 to 12/31/2009..............................................   1.006533         1.205538           117,568
   01/01/2010 to 12/31/2010..............................................   1.205538         1.265915           101,228
   01/01/2011 to 12/31/2011..............................................   1.265915         0.993541           106,154
   01/01/2012 to 12/31/2012..............................................   0.993541         1.165291           183,537
   01/01/2013 to 12/31/2013..............................................   1.165291         1.318418            71,596
 Baillie Gifford International Stock Sub-Account (Class E)
   01/01/2004 to 12/31/2004..............................................   1.123316         1.302626           141,794
   01/01/2005 to 12/31/2005..............................................   1.302626         1.507957           138,161
   01/01/2006 to 12/31/2006..............................................   1.507957         1.722820           108,060
   01/01/2007 to 12/31/2007..............................................   1.722820         1.865519            88,517
   01/01/2008 to 12/31/2008..............................................   1.865519         1.022818           112,920
   01/01/2009 to 12/31/2009..............................................   1.022818         1.225815            79,036
   01/01/2010 to 12/31/2010..............................................   1.225815         1.289333            79,873
   01/01/2011 to 12/31/2011..............................................   1.289333         1.013852            89,961
   01/01/2012 to 12/31/2012..............................................   1.013852         1.189384            76,584
   01/01/2013 to 12/31/2013..............................................   1.189384         1.347535            41,519
 Barclays Aggregate Bond Index Sub-Account (Class B) (previously Barclays
   Capital Aggregate Bond Index Sub-Account (Class B))
   01/01/2004 to 12/31/2004..............................................   1.225242         1.250210           515,898
   01/01/2005 to 12/31/2005..............................................   1.250210         1.251344           482,756
   01/01/2006 to 12/31/2006..............................................   1.251344         1.276583           288,711
   01/01/2007 to 12/31/2007..............................................   1.276583         1.337871           291,791
   01/01/2008 to 12/31/2008..............................................   1.337871         1.388624           247,678
   01/01/2009 to 12/31/2009..............................................   1.388624         1.432486           145,646
   01/01/2010 to 12/31/2010..............................................   1.432486         1.487780           154,125
   01/01/2011 to 12/31/2011..............................................   1.487780         1.568519           133,134
   01/01/2012 to 12/31/2012..............................................   1.568519         1.597033           137,191
   01/01/2013 to 12/31/2013..............................................   1.597033         1.529597           151,849
 BlackRock Bond Income Sub-Account (Class B)
   01/01/2004 to 12/31/2004..............................................   4.065889         4.161855           194,839
   01/01/2005 to 12/31/2005..............................................   4.161855         4.177970           201,187
   01/01/2006 to 12/31/2006..............................................   4.177970         4.275541           173,536
   01/01/2007 to 12/31/2007..............................................   4.275541         4.453975           151,531
   01/01/2008 to 12/31/2008..............................................   4.453975         4.216102           110,718
   01/01/2009 to 12/31/2009..............................................   4.216102         4.523438            76,157
   01/01/2010 to 12/31/2010..............................................   4.523438         4.803646            81,066
   01/01/2011 to 12/31/2011..............................................   4.803646         5.018129            79,195
   01/01/2012 to 12/31/2012..............................................   5.018129         5.289660            68,659
   01/01/2013 to 12/31/2013..............................................   5.289660         5.145515            66,049

                                                                                AUV AT
                                                                             BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                            -------------- ------------------ --------------
 BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock
   Legacy Large Cap Growth Sub-Account (Class B))
   05/01/2004 to 12/31/2004................................................     2.243496         2.452599          2,210
   01/01/2005 to 12/31/2005................................................     2.452599         2.572942         20,789
   01/01/2006 to 12/31/2006................................................     2.572942         2.626664         28,701
   01/01/2007 to 12/31/2007................................................     2.626664         3.056569         26,062
   01/01/2008 to 12/31/2008................................................     3.056569         1.901362         25,496
   01/01/2009 to 12/31/2009................................................     1.901362         2.550433         24,635
   01/01/2010 to 12/31/2010................................................     2.550433         2.994155         17,838
   01/01/2011 to 12/31/2011................................................     2.994155         2.672934         16,876
   01/01/2012 to 12/31/2012................................................     2.672934         2.995929         16,330
   01/01/2013 to 12/31/2013................................................     2.995929         3.942065         16,290
 BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock
   Legacy Large Cap Growth Sub-Account (Class B) and before that FI Large
   Cap Sub-Account)
   05/01/2006 to 12/31/2006................................................    16.522192        16.675697              0
   01/01/2007 to 12/31/2007................................................    16.675697        16.994797              0
   01/01/2008 to 12/31/2008................................................    16.994797         9.192653              0
   01/01/2009 to 05/01/2009................................................     9.192653         9.582202              0
 BlackRock Capital Appreciation Sub-Account (Class E) (previously BlackRock
   Legacy Large Cap Growth Sub-Account (Class E))
   01/01/2004 to 12/31/2004................................................     2.315518         2.471073         77,526
   01/01/2005 to 12/31/2005................................................     2.471073         2.594700         73,945
   01/01/2006 to 12/31/2006................................................     2.594700         2.651740         69,579
   01/01/2007 to 12/31/2007................................................     2.651740         3.088639         58,861
   01/01/2008 to 12/31/2008................................................     3.088639         1.923218         36,842
   01/01/2009 to 12/31/2009................................................     1.923218         2.581997         33,218
   01/01/2010 to 12/31/2010................................................     2.581997         3.035119         33,657
   01/01/2011 to 12/31/2011................................................     3.035119         2.712240         51,492
   01/01/2012 to 12/31/2012................................................     2.712240         3.042711         46,079
   01/01/2013 to 12/31/2013................................................     3.042711         4.007874         33,243
 BlackRock Diversified Sub-Account (Class B)
   05/01/2004 to 12/31/2004................................................    33.194386        35.731588          2,864
   01/01/2005 to 12/31/2005................................................    35.731588        36.103287          3,629
   01/01/2006 to 12/31/2006................................................    36.103287        39.113745          3,580
   01/01/2007 to 12/31/2007................................................    39.113745        40.590210          3,430
   01/01/2008 to 12/31/2008................................................    40.590210        29.926829          3,335
   01/01/2009 to 12/31/2009................................................    29.926829        34.407302          3,483
   01/01/2010 to 12/31/2010................................................    34.407302        36.959940          3,525
   01/01/2011 to 12/31/2011................................................    36.959940        37.623657          3,420
   01/01/2012 to 12/31/2012................................................    37.623657        41.443766            591
   01/01/2013 to 12/31/2013................................................    41.443766        48.982615            552
 BlackRock Global Tactical Strategies Sub-Account (Class B)
   04/30/2012 to 12/31/2012................................................     9.939093        10.236873              0
   01/01/2013 to 12/31/2013................................................    10.236873        11.096263          6,974
 BlackRock Large Cap Core Sub-Account
   04/30/2007 to 12/31/2007................................................     7.184474         7.229138          8,829
   01/01/2008 to 12/31/2008................................................     7.229138         4.453202          8,950
   01/01/2009 to 12/31/2009................................................     4.453202         5.215981          6,717
   01/01/2010 to 12/31/2010................................................     5.215981         5.763916          8,068
   01/01/2011 to 12/31/2011................................................     5.763916         5.678580         10,490
   01/01/2012 to 12/31/2012................................................     5.678580         6.327958          5,452
   01/01/2013 to 12/31/2013................................................     6.327958         8.349982          4,520

                                                                          AUV AT
                                                                       BEGINNING OF        AUV AT         ACCUM UNITS
                                                                          PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                      -------------- ------------------ --------------
 BlackRock Large Cap Sub-Account (previously BlackRock Large Cap Sub-
   Account)
   01/01/2004 to 12/31/2004..........................................     5.603676         6.089758           8,720
   01/01/2005 to 12/31/2005..........................................     6.089758         6.182898          11,905
   01/01/2006 to 12/31/2006..........................................     6.182898         6.916462          10,789
   01/01/2007 to 04/27/2007..........................................     6.916462         7.245237               0
 BlackRock Large Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004..........................................     1.061641         1.168471           8,354
   01/01/2005 to 12/31/2005..........................................     1.168471         1.212068          95,691
   01/01/2006 to 12/31/2006..........................................     1.212068         1.418943         106,128
   01/01/2007 to 12/31/2007..........................................     1.418943         1.437822         144,649
   01/01/2008 to 12/31/2008..........................................     1.437822         0.916770         244,421
   01/01/2009 to 12/31/2009..........................................     0.916770         1.000448         243,372
   01/01/2010 to 12/31/2010..........................................     1.000448         1.070847         231,459
   01/01/2011 to 12/31/2011..........................................     1.070847         1.073878         249,277
   01/01/2012 to 12/31/2012..........................................     1.073878         1.202555         232,365
   01/01/2013 to 12/31/2013..........................................     1.202555         1.556836         232,061
 BlackRock Large Cap Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004..........................................     1.051924         1.171322          55,769
   01/01/2005 to 12/31/2005..........................................     1.171322         1.216563          55,882
   01/01/2006 to 12/31/2006..........................................     1.216563         1.425104          64,195
   01/01/2007 to 12/31/2007..........................................     1.425104         1.446064          63,383
   01/01/2008 to 12/31/2008..........................................     1.446064         0.923030          66,482
   01/01/2009 to 12/31/2009..........................................     0.923030         1.008391          63,434
   01/01/2010 to 12/31/2010..........................................     1.008391         1.080115          28,929
   01/01/2011 to 12/31/2011..........................................     1.080115         1.083996          29,221
   01/01/2012 to 12/31/2012..........................................     1.083996         1.215680          24,879
   01/01/2013 to 12/31/2013..........................................     1.215680         1.575506          20,069
 BlackRock Money Market Sub-Account (Class B)
   01/01/2004 to 12/31/2004..........................................     2.052347         2.031450         278,708
   01/01/2005 to 12/31/2005..........................................     2.031450         2.048939         185,112
   01/01/2006 to 12/31/2006..........................................     2.048939         2.105127         172,528
   01/01/2007 to 12/31/2007..........................................     2.105127         2.167996         387,558
   01/01/2008 to 12/31/2008..........................................     2.167996         2.185655         654,686
   01/01/2009 to 12/31/2009..........................................     2.185655         2.153176         559,974
   01/01/2010 to 12/31/2010..........................................     2.153176         2.115822         277,698
   01/01/2011 to 12/31/2011..........................................     2.115822         2.079215         208,125
   01/01/2012 to 12/31/2012..........................................     2.079215         2.042948         325,539
   01/01/2013 to 12/31/2013..........................................     2.042948         2.007506         100,213
 Clarion Global Real Estate Sub-Account
   05/01/2004 to 12/31/2004..........................................     9.998562        12.803566          18,087
   01/01/2005 to 12/31/2005..........................................    12.803566        14.253740          32,011
   01/01/2006 to 12/31/2006..........................................    14.253740        19.271313          29,817
   01/01/2007 to 12/31/2007..........................................    19.271313        16.093623          28,382
   01/01/2008 to 12/31/2008..........................................    16.093623         9.223364          30,168
   01/01/2009 to 12/31/2009..........................................     9.223364        12.211480          28,152
   01/01/2010 to 12/31/2010..........................................    12.211480        13.932543          24,707
   01/01/2011 to 12/31/2011..........................................    13.932543        12.926451          29,910
   01/01/2012 to 12/31/2012..........................................    12.926451        16.002101          23,546
   01/01/2013 to 12/31/2013..........................................    16.002101        16.282017          17,110

                                                                                AUV AT
                                                                             BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                            -------------- ------------------ --------------
 ClearBridge Aggressive Growth Portfolio II Sub-Account (Class B) (formerly
   Janus Forty Sub-Account (Class B))
   04/30/2007 to 12/31/2007................................................   135.246249       165.551600               0
   01/01/2008 to 12/31/2008................................................   165.551600        94.353216             976
   01/01/2009 to 12/31/2009................................................    94.353216       132.449866           1,067
   01/01/2010 to 12/31/2010................................................   132.449866       142.383984           1,133
   01/01/2011 to 12/31/2011................................................   142.383984       129.361723           1,082
   01/01/2012 to 12/31/2012................................................   129.361723       155.725385           1,078
   01/01/2013 to 12/31/2013................................................   155.725385       197.073756             998
 ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class B) and before that Legg
   Mason Partners Aggressive Growth Sub-Account)
   01/01/2004 to 12/31/2004................................................     0.670658         0.714616          93,534
   01/01/2005 to 12/31/2005................................................     0.714616         0.797594         186,763
   01/01/2006 to 12/31/2006................................................     0.797594         0.770168         230,361
   01/01/2007 to 12/31/2007................................................     0.770168         0.773889         159,337
   01/01/2008 to 12/31/2008................................................     0.773889         0.463458          83,431
   01/01/2009 to 12/31/2009................................................     0.463458         0.605531         121,197
   01/01/2010 to 12/31/2010................................................     0.605531         0.736572         156,729
   01/01/2011 to 12/31/2011................................................     0.736572         0.747326         146,515
   01/01/2012 to 12/31/2012................................................     0.747326         0.870198          39,903
   01/01/2013 to 12/31/2013................................................     0.870198         1.245052          82,180
 ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class B) and before that Legg
   Mason Value Equity Sub-Account (Class B))
   05/01/2006 to 12/31/2006................................................     9.127749         9.763018               0
   01/01/2007 to 12/31/2007................................................     9.763018         9.026099               0
   01/01/2008 to 12/31/2008................................................     9.026099         4.025029               0
   01/01/2009 to 12/31/2009................................................     4.025029         5.456988               0
   01/01/2010 to 12/31/2010................................................     5.456988         5.755687               0
   01/01/2011 to 04/29/2011................................................     5.755687         6.113100               0
 ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class E))
   05/02/2011 to 12/31/2011................................................     0.617903         0.559201          68,762
   01/01/2012 to 12/31/2012................................................     0.559201         0.651466          62,454
   01/01/2013 to 12/31/2013................................................     0.651466         0.933684          51,801
 ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class E) and before that Legg
   Mason Value Equity Sub-Account (Class E))
   05/01/2006 to 12/31/2006................................................     0.920321         0.984748          20,198
   01/01/2007 to 12/31/2007................................................     0.984748         0.911338               0
   01/01/2008 to 12/31/2008................................................     0.911338         0.406743               0
   01/01/2009 to 12/31/2009................................................     0.406743         0.551415               0
   01/01/2010 to 12/31/2010................................................     0.551415         0.581813               0
   01/01/2011 to 04/29/2011................................................     0.581813         0.617992               0

                                                                         AUV AT
                                                                      BEGINNING OF        AUV AT         ACCUM UNITS
                                                                         PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                     -------------- ------------------ --------------
 Davis Venture Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004.........................................     2.763584         2.967454         118,920
   01/01/2005 to 12/31/2005.........................................     2.967454         3.207608         264,817
   01/01/2006 to 12/31/2006.........................................     3.207608         3.603515         287,060
   01/01/2007 to 12/31/2007.........................................     3.603515         3.694457         281,743
   01/01/2008 to 12/31/2008.........................................     3.694457         2.195503         274,172
   01/01/2009 to 12/31/2009.........................................     2.195503         2.840257         271,606
   01/01/2010 to 12/31/2010.........................................     2.840257         3.117876         259,844
   01/01/2011 to 12/31/2011.........................................     3.117876         2.933096         239,240
   01/01/2012 to 12/31/2012.........................................     2.933096         3.245575         212,147
   01/01/2013 to 12/31/2013.........................................     3.245575         4.253192         204,694
 Davis Venture Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004.........................................     2.717278         2.994202         211,415
   01/01/2005 to 12/31/2005.........................................     2.994202         3.240652         201,782
   01/01/2006 to 12/31/2006.........................................     3.240652         3.643348         176,762
   01/01/2007 to 12/31/2007.........................................     3.643348         3.738461         158,512
   01/01/2008 to 12/31/2008.........................................     3.738461         2.223933         133,700
   01/01/2009 to 12/31/2009.........................................     2.223933         2.880901         114,751
   01/01/2010 to 12/31/2010.........................................     2.880901         3.165478         100,958
   01/01/2011 to 12/31/2011.........................................     3.165478         2.980673          79,589
   01/01/2012 to 12/31/2012.........................................     2.980673         3.300693          63,777
   01/01/2013 to 12/31/2013.........................................     3.300693         4.330930          57,513
 Frontier Mid Cap Growth Sub-Account (Class B) (previously BlackRock
   Aggressive Growth Sub-Account (Class B))
   05/01/2004 to 12/31/2004.........................................    31.736430        35.104377              64
   01/01/2005 to 12/31/2005.........................................    35.104377        38.096005           1,812
   01/01/2006 to 12/31/2006.........................................    38.096005        39.858105           1,947
   01/01/2007 to 12/31/2007.........................................    39.858105        47.088223             997
   01/01/2008 to 12/31/2008.........................................    47.088223        25.058834           1,092
   01/01/2009 to 12/31/2009.........................................    25.058834        36.705054           1,660
   01/01/2010 to 12/31/2010.........................................    36.705054        41.476854           2,438
   01/01/2011 to 12/31/2011.........................................    41.476854        39.436257           2,625
   01/01/2012 to 12/31/2012.........................................    39.436257        42.891804           1,987
   01/01/2013 to 12/31/2013.........................................    42.891804        55.818316           1,955
 Harris Oakmark International Sub-Account (Class B)
   01/01/2004 to 12/31/2004.........................................     1.166319         1.381253          90,003
   01/01/2005 to 12/31/2005.........................................     1.381253         1.550602         248,819
   01/01/2006 to 12/31/2006.........................................     1.550602         1.963370         277,125
   01/01/2007 to 12/31/2007.........................................     1.963370         1.907544         240,339
   01/01/2008 to 12/31/2008.........................................     1.907544         1.108020         268,163
   01/01/2009 to 12/31/2009.........................................     1.108020         1.688315         277,020
   01/01/2010 to 12/31/2010.........................................     1.688315         1.931459         250,682
   01/01/2011 to 12/31/2011.........................................     1.931459         1.627432         253,749
   01/01/2012 to 12/31/2012.........................................     1.627432         2.066832         228,474
   01/01/2013 to 12/31/2013.........................................     2.066832         2.650232         229,912

                                                                                 AUV AT
                                                                              BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                 PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                             -------------- ------------------ --------------
 Harris Oakmark International Sub-Account (Class E)
   01/01/2004 to 12/31/2004.................................................   1.168691         1.385947            69,855
   01/01/2005 to 12/31/2005.................................................   1.385947         1.556376            48,223
   01/01/2006 to 12/31/2006.................................................   1.556376         1.972768            34,363
   01/01/2007 to 12/31/2007.................................................   1.972768         1.918976            45,500
   01/01/2008 to 12/31/2008.................................................   1.918976         1.115758            38,832
   01/01/2009 to 12/31/2009.................................................   1.115758         1.702348            14,714
   01/01/2010 to 12/31/2010.................................................   1.702348         1.948950            13,518
   01/01/2011 to 12/31/2011.................................................   1.948950         1.644769            22,255
   01/01/2012 to 12/31/2012.................................................   1.644769         2.089161            24,258
   01/01/2013 to 12/31/2013.................................................   2.089161         2.682111            15,559
 Invesco Balanced-Risk Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012.................................................   1.010655         1.045471                 0
   01/01/2013 to 12/31/2013.................................................   1.045471         1.046454                 0
 Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap
   Value Sub-Account (Class B))
   04/30/2012 to 12/31/2012.................................................   2.415841         2.477652           143,253
   01/01/2013 to 12/31/2013.................................................   2.477652         3.172517           128,003
 Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap
   Value Sub-Account (Class B) and before that Neuberger Berman Mid Cap
   Value Sub-Account)
   01/01/2004 to 12/31/2004.................................................   1.758158         2.119071           112,493
   01/01/2005 to 12/31/2005.................................................   2.119071         2.330802           161,509
   01/01/2006 to 12/31/2006.................................................   2.330802         2.546952           163,271
   01/01/2007 to 12/31/2007.................................................   2.546952         2.582378           145,254
   01/01/2008 to 12/31/2008.................................................   2.582378         1.332715           164,885
   01/01/2009 to 12/31/2009.................................................   1.332715         1.934818           154,822
   01/01/2010 to 12/31/2010.................................................   1.934818         2.396552           153,177
   01/01/2011 to 12/31/2011.................................................   2.396552         2.197877           156,531
   01/01/2012 to 04/27/2012.................................................   2.197877         2.427757                 0
 Invesco Small Cap Growth Sub-account
   01/01/2004 to 12/31/2004.................................................   1.151241         1.203982            88,267
   01/01/2005 to 12/31/2005.................................................   1.203982         1.280953            75,044
   01/01/2006 to 12/31/2006.................................................   1.280953         1.437318            87,745
   01/01/2007 to 12/31/2007.................................................   1.437318         1.568605            82,636
   01/01/2008 to 12/31/2008.................................................   1.568605         0.944369            79,538
   01/01/2009 to 12/31/2009.................................................   0.944369         1.241830            78,456
   01/01/2010 to 12/31/2010.................................................   1.241830         1.539813            65,059
   01/01/2011 to 12/31/2011.................................................   1.539813         1.496795           141,184
   01/01/2012 to 12/31/2012.................................................   1.496795         1.738820           130,095
   01/01/2013 to 12/31/2013.................................................   1.738820         2.395143           130,130
 Jennison Growth Sub-Account (Class B)
   05/01/2005 to 12/31/2005.................................................   0.399839         0.479176             4,640
   01/01/2006 to 12/31/2006.................................................   0.479176         0.482769             5,186
   01/01/2007 to 12/31/2007.................................................   0.482769         0.528373             5,827
   01/01/2008 to 12/31/2008.................................................   0.528373         0.329433             6,547
   01/01/2009 to 12/31/2009.................................................   0.329433         0.451792             7,442
   01/01/2010 to 12/31/2010.................................................   0.451792         0.494187             4,583
   01/01/2011 to 12/31/2011.................................................   0.494187         0.486708           148,318
   01/01/2012 to 12/31/2012.................................................   0.486708         0.552620             4,483
   01/01/2013 to 12/31/2013.................................................   0.552620         0.742504             4,204

                                                                                 AUV AT
                                                                              BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                 PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                             -------------- ------------------ --------------
 Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital
   Appreciation Sub-Account)
   05/01/2005 to 12/31/2005.................................................     7.831187         8.483521              0
   01/01/2006 to 12/31/2006.................................................     8.483521         8.971660              0
   01/01/2007 to 12/31/2007.................................................     8.971660        10.074807              0
   01/01/2008 to 12/31/2008.................................................    10.074807         5.351588          1,271
   01/01/2009 to 12/31/2009.................................................     5.351588         7.556970          1,260
   01/01/2010 to 12/31/2010.................................................     7.556970         8.123726          1,252
   01/01/2011 to 12/31/2011.................................................     8.123726         7.872869          1,244
   01/01/2012 to 04/27/2012.................................................     7.872869         8.846864              0
 Jennison Growth Sub-Account (Class B) (previously Met/Putnam Voyager Sub-
   Account (Class B))
   05/01/2004 to 12/31/2004.................................................     0.416677         0.433984              0
   01/01/2005 to 04/30/2005.................................................     0.433984         0.395061              0
 Jennison Growth Sub-Account (Class E)
   05/01/2005 to 12/31/2005.................................................     0.400119         0.480206         72,925
   01/01/2006 to 12/31/2006.................................................     0.480206         0.484161         65,534
   01/01/2007 to 12/31/2007.................................................     0.484161         0.530634         37,428
   01/01/2008 to 12/31/2008.................................................     0.530634         0.330701         48,966
   01/01/2009 to 12/31/2009.................................................     0.330701         0.454567         31,712
   01/01/2010 to 12/31/2010.................................................     0.454567         0.497793         30,477
   01/01/2011 to 12/31/2011.................................................     0.497793         0.490677         29,559
   01/01/2012 to 12/31/2012.................................................     0.490677         0.557233         45,607
   01/01/2013 to 12/31/2013.................................................     0.557233         0.749639         23,262
 Jennison Growth Sub-Account (Class E) (previously Met/Putnam Voyager Sub-
   Account (Class E))
   01/01/2004 to 12/31/2004.................................................     0.421983         0.433993         74,239
   01/01/2005 to 04/30/2005.................................................     0.433993         0.398997              0
 JPMorgan Global Active Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012.................................................     1.012709         1.047513              0
   01/01/2013 to 12/31/2013.................................................     1.047513         1.142433              0
 Loomis Sayles Global Markets Sub-Account (Class B)
   04/29/2013 to 12/31/2013.................................................    12.794659        14.028656              0
 Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin
   Income Sub-Account (Class B))
   04/28/2008 to 12/31/2008.................................................     9.998082         7.967157              0
   01/01/2009 to 12/31/2009.................................................     7.967157        10.007640              0
   01/01/2010 to 12/31/2010.................................................    10.007640        10.996526              0
   01/01/2011 to 12/31/2011.................................................    10.996526        11.036788              0
   01/01/2012 to 12/31/2012.................................................    11.036788        12.199140              0
   01/01/2013 to 04/26/2013.................................................    12.199140        12.719748              0
 Loomis Sayles Small Cap Core Sub-Account (Class B)
   05/01/2004 to 12/31/2004.................................................     2.261212         2.556283         38,448
   01/01/2005 to 12/31/2005.................................................     2.556283         2.679782         58,542
   01/01/2006 to 12/31/2006.................................................     2.679782         3.065157         27,179
   01/01/2007 to 12/31/2007.................................................     3.065157         3.361812         22,685
   01/01/2008 to 12/31/2008.................................................     3.361812         2.112218         23,428
   01/01/2009 to 12/31/2009.................................................     2.112218         2.696738         23,462
   01/01/2010 to 12/31/2010.................................................     2.696738         3.371036         20,340
   01/01/2011 to 12/31/2011.................................................     3.371036         3.323892         19,938
   01/01/2012 to 12/31/2012.................................................     3.323892         3.731937         19,754
   01/01/2013 to 12/31/2013.................................................     3.731937         5.159248         56,837

                                                        AUV AT
                                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                    -------------- ------------------ --------------
 Loomis Sayles Small Cap Core Sub-Account (Class E)
   01/01/2004 to 12/31/2004........................   2.255498         2.575436           151,792
   01/01/2005 to 12/31/2005........................   2.575436         2.702260           100,066
   01/01/2006 to 12/31/2006........................   2.702260         3.093834            75,733
   01/01/2007 to 12/31/2007........................   3.093834         3.396484            56,077
   01/01/2008 to 12/31/2008........................   3.396484         2.136150            30,933
   01/01/2009 to 12/31/2009........................   2.136150         2.729892            23,261
   01/01/2010 to 12/31/2010........................   2.729892         3.415979            18,937
   01/01/2011 to 12/31/2011........................   3.415979         3.371624            20,498
   01/01/2012 to 12/31/2012........................   3.371624         3.789223            16,447
   01/01/2013 to 12/31/2013........................   3.789223         5.243724            15,956
 Loomis Sayles Small Cap Growth Sub-Account
   01/01/2004 to 12/31/2004........................   0.881848         0.963104           135,981
   01/01/2005 to 12/31/2005........................   0.963104         0.988003           138,822
   01/01/2006 to 12/31/2006........................   0.988003         1.065279           151,858
   01/01/2007 to 12/31/2007........................   1.065279         1.091862           136,058
   01/01/2008 to 12/31/2008........................   1.091862         0.629661           131,626
   01/01/2009 to 12/31/2009........................   0.629661         0.802353           123,004
   01/01/2010 to 12/31/2010........................   0.802353         1.035601            90,867
   01/01/2011 to 12/31/2011........................   1.035601         1.045609           160,045
   01/01/2012 to 12/31/2012........................   1.045609         1.139301           144,643
   01/01/2013 to 12/31/2013........................   1.139301         1.661181            99,834
 Lord Abbett Bond Debenture Sub-Account
   01/01/2004 to 12/31/2004........................   1.537430         1.634064           377,650
   01/01/2005 to 12/31/2005........................   1.634064         1.629774           419,612
   01/01/2006 to 12/31/2006........................   1.629774         1.748086           607,140
   01/01/2007 to 12/31/2007........................   1.748086         1.830104           334,563
   01/01/2008 to 12/31/2008........................   1.830104         1.463727           258,663
   01/01/2009 to 12/31/2009........................   1.463727         1.967264           215,488
   01/01/2010 to 12/31/2010........................   1.967264         2.183795           177,262
   01/01/2011 to 12/31/2011........................   2.183795         2.241688           183,402
   01/01/2012 to 12/31/2012........................   2.241688         2.487778           155,595
   01/01/2013 to 12/31/2013........................   2.487778         2.639680           162,309
 Met/Artisan Mid Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004........................   2.898327         3.137798            61,517
   01/01/2005 to 12/31/2005........................   3.137798         3.382855            84,795
   01/01/2006 to 12/31/2006........................   3.382855         3.729010            79,792
   01/01/2007 to 12/31/2007........................   3.729010         3.404734            76,457
   01/01/2008 to 12/31/2008........................   3.404734         1.802078            54,773
   01/01/2009 to 12/31/2009........................   1.802078         2.500356            60,601
   01/01/2010 to 12/31/2010........................   2.500356         2.819659            55,473
   01/01/2011 to 12/31/2011........................   2.819659         2.950684            54,552
   01/01/2012 to 12/31/2012........................   2.950684         3.235009            52,720
   01/01/2013 to 12/31/2013........................   3.235009         4.339501            61,085

                                                                            AUV AT
                                                                         BEGINNING OF        AUV AT         ACCUM UNITS
                                                                            PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                        -------------- ------------------ --------------
 Met/Artisan Mid Cap Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004............................................     2.967584         3.200907         299,987
   01/01/2005 to 12/31/2005............................................     3.200907         3.454213         275,447
   01/01/2006 to 12/31/2006............................................     3.454213         3.811492         198,711
   01/01/2007 to 12/31/2007............................................     3.811492         3.483518         155,645
   01/01/2008 to 12/31/2008............................................     3.483518         1.845607         133,661
   01/01/2009 to 12/31/2009............................................     1.845607         2.563252          98,448
   01/01/2010 to 12/31/2010............................................     2.563252         2.893422          90,068
   01/01/2011 to 12/31/2011............................................     2.893422         3.030932          88,581
   01/01/2012 to 12/31/2012............................................     3.030932         3.326340          85,853
   01/01/2013 to 12/31/2013............................................     3.326340         4.466606          73,114
 Met/Franklin Low Duration Total Return Sub-Account
   05/02/2011 to 12/31/2011............................................     9.987604         9.743895               0
   01/01/2012 to 12/31/2012............................................     9.743895         9.995045               0
   01/01/2013 to 12/31/2013............................................     9.995045         9.935655           2,126
 MetLife Aggressive Strategy Sub-Account
   05/02/2011 to 12/31/2011............................................    11.907523        10.174174           7,794
   01/01/2012 to 12/31/2012............................................    10.174174        11.670463           1,388
   01/01/2013 to 12/31/2013............................................    11.670463        14.851958               0
 MetLife Aggressive Strategy Sub-Account (previously MetLife Aggressive
   Allocation Sub-Account )
   05/01/2005 to 12/31/2005............................................     9.998562        11.124432               0
   01/01/2006 to 12/31/2006............................................    11.124432        12.643798             360
   01/01/2007 to 12/31/2007............................................    12.643798        12.829381           2,017
   01/01/2008 to 12/31/2008............................................    12.829381         7.506994               0
   01/01/2009 to 12/31/2009............................................     7.506994         9.699667               0
   01/01/2010 to 12/31/2010............................................     9.699667        11.027054               0
   01/01/2011 to 04/29/2011............................................    11.027054        11.943594               0
 MetLife Balanced Plus Sub-Account
   04/30/2012 to 12/31/2012............................................     9.965951        10.403852               0
   01/01/2013 to 12/31/2013............................................    10.403852        11.691635               0
 MetLife Conservative Allocation Sub-Account
   05/01/2005 to 12/31/2005............................................     9.998562        10.275574               0
   01/01/2006 to 12/31/2006............................................    10.275574        10.793634               0
   01/01/2007 to 12/31/2007............................................    10.793634        11.196241           4,335
   01/01/2008 to 12/31/2008............................................    11.196241         9.418609           6,179
   01/01/2009 to 12/31/2009............................................     9.418609        11.154918          45,592
   01/01/2010 to 12/31/2010............................................    11.154918        12.063294          25,645
   01/01/2011 to 12/31/2011............................................    12.063294        12.240045           5,876
   01/01/2012 to 12/31/2012............................................    12.240045        13.130607           6,005
   01/01/2013 to 12/31/2013............................................    13.130607        13.455850           5,545
 MetLife Conservative to Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005............................................     9.998562        10.492993               0
   01/01/2006 to 12/31/2006............................................    10.492993        11.283030          14,757
   01/01/2007 to 12/31/2007............................................    11.283030        11.619636          15,454
   01/01/2008 to 12/31/2008............................................    11.619636         8.951737         104,152
   01/01/2009 to 12/31/2009............................................     8.951737        10.879203         103,869
   01/01/2010 to 12/31/2010............................................    10.879203        11.922783         149,688
   01/01/2011 to 12/31/2011............................................    11.922783        11.839290         149,561
   01/01/2012 to 12/31/2012............................................    11.839290        12.966189         149,432
   01/01/2013 to 12/31/2013............................................    12.966189        14.133248         149,305
 MetLife Growth Strategy Sub-Account (Class B)
   04/29/2013 to 12/31/2013............................................    11.426575        12.994473               0

                                                                            AUV AT
                                                                         BEGINNING OF        AUV AT         ACCUM UNITS
                                                                            PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                        -------------- ------------------ --------------
 MetLife Growth Strategy Sub-Account (Class B) (previously Met/Franklin
   Templeton Founding Strategy Sub-Account (Class B))
   04/28/2008 to 12/31/2008............................................     9.998082         7.016687               0
   01/01/2009 to 12/31/2009............................................     7.016687         8.863588               0
   01/01/2010 to 12/31/2010............................................     8.863588         9.584867               0
   01/01/2011 to 12/31/2011............................................     9.584867         9.253106               0
   01/01/2012 to 12/31/2012............................................     9.253106        10.557734               0
   01/01/2013 to 04/26/2013............................................    10.557734        11.353330               0
 MetLife Mid Cap Stock Index Sub-Account
   01/01/2004 to 12/31/2004............................................     1.129909         1.284793         241,100
   01/01/2005 to 12/31/2005............................................     1.284793         1.414342         266,741
   01/01/2006 to 12/31/2006............................................     1.414342         1.526437         287,990
   01/01/2007 to 12/31/2007............................................     1.526437         1.612552         266,076
   01/01/2008 to 12/31/2008............................................     1.612552         1.008066         182,281
   01/01/2009 to 12/31/2009............................................     1.008066         1.354871         166,571
   01/01/2010 to 12/31/2010............................................     1.354871         1.677478         169,319
   01/01/2011 to 12/31/2011............................................     1.677478         1.612377         151,629
   01/01/2012 to 12/31/2012............................................     1.612377         1.858809          94,796
   01/01/2013 to 12/31/2013............................................     1.858809         2.426240         103,728
 MetLife Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005............................................     9.998562        10.723254          56,832
   01/01/2006 to 12/31/2006............................................    10.723254        11.785315         131,284
   01/01/2007 to 12/31/2007............................................    11.785315        12.083058         205,087
   01/01/2008 to 12/31/2008............................................    12.083058         8.473208         247,919
   01/01/2009 to 12/31/2009............................................     8.473208        10.535209         148,743
   01/01/2010 to 12/31/2010............................................    10.535209        11.716081         145,272
   01/01/2011 to 12/31/2011............................................    11.716081        11.355654         176,727
   01/01/2012 to 12/31/2012............................................    11.355654        12.635079         168,884
   01/01/2013 to 12/31/2013............................................    12.635079        14.648845         156,685
 MetLife Moderate to Aggressive Allocation Sub-Account
   05/01/2005 to 12/31/2005............................................     9.998562        10.948585             215
   01/01/2006 to 12/31/2006............................................    10.948585        12.288704          42,082
   01/01/2007 to 12/31/2007............................................    12.288704        12.539237          57,458
   01/01/2008 to 12/31/2008............................................    12.539237         7.994300         202,218
   01/01/2009 to 12/31/2009............................................     7.994300        10.141127         184,151
   01/01/2010 to 12/31/2010............................................    10.141127        11.430115         216,267
   01/01/2011 to 12/31/2011............................................    11.430115        10.808540         148,068
   01/01/2012 to 12/31/2012............................................    10.808540        12.254168         128,288
   01/01/2013 to 12/31/2013............................................    12.254168        14.969130         123,818
 MetLife Multi-Index Targeted Risk Sub-Account (Class B)
   04/29/2013 to 12/31/2013............................................    10.778935        11.244264               0
 MetLife Stock Index Sub-Account
   01/01/2004 to 12/31/2004............................................     3.221364         3.490703          64,423
   01/01/2005 to 12/31/2005............................................     3.490703         3.580420          97,762
   01/01/2006 to 12/31/2006............................................     3.580420         4.052796         100,301
   01/01/2007 to 12/31/2007............................................     4.052796         4.180212         101,371
   01/01/2008 to 12/31/2008............................................     4.180212         2.577011          61,718
   01/01/2009 to 12/31/2009............................................     2.577011         3.188693          58,321
   01/01/2010 to 12/31/2010............................................     3.188693         3.587451          70,983
   01/01/2011 to 12/31/2011............................................     3.587451         3.582993          92,438
   01/01/2012 to 12/31/2012............................................     3.582993         4.063695          59,113
   01/01/2013 to 12/31/2013............................................     4.063695         5.259019          46,548

                                                                                              AUV AT
                                                                                           BEGINNING OF
                                                                                              PERIOD
                                                                                          --------------
 MFS(Reg. TM) Investors Trust Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................................   7.556583
   01/01/2005 to 12/31/2005..............................................................   8.357337
   01/01/2006 to 04/30/2006..............................................................   8.779589
 MFS(Reg. TM) Investors Trust Sub-Account (Class E)
   01/01/2004 to 12/31/2004..............................................................   0.768987
   01/01/2005 to 12/31/2005..............................................................   0.840830
   01/01/2006 to 04/30/2006..............................................................   0.885065
 MFS(Reg. TM) Investors Trust Sub-Account (previously MFS(Reg. TM) Research Managers Sub-
   Account)
   01/01/2004 to 04/30/2004..............................................................   0.787096
 MFS(Reg. TM) Research International Sub-Account
   01/01/2004 to 12/31/2004..............................................................   0.950484
   01/01/2005 to 12/31/2005..............................................................   1.116635
   01/01/2006 to 12/31/2006..............................................................   1.277525
   01/01/2007 to 12/31/2007..............................................................   1.588911
   01/01/2008 to 12/31/2008..............................................................   1.768702
   01/01/2009 to 12/31/2009..............................................................   1.001639
   01/01/2010 to 12/31/2010..............................................................   1.294955
   01/01/2011 to 12/31/2011..............................................................   1.417630
   01/01/2012 to 12/31/2012..............................................................   1.243822
   01/01/2013 to 12/31/2013..............................................................   1.426330
 MFS(Reg. TM) Total Return Sub-Account
   05/01/2004 to 12/31/2004..............................................................   3.463946
   01/01/2005 to 12/31/2005..............................................................   3.757780
   01/01/2006 to 12/31/2006..............................................................   3.798047
   01/01/2007 to 12/31/2007..............................................................   4.177733
   01/01/2008 to 12/31/2008..............................................................   4.273893
   01/01/2009 to 12/31/2009..............................................................   3.261008
   01/01/2010 to 12/31/2010..............................................................   3.790971
   01/01/2011 to 12/31/2011..............................................................   4.090229
   01/01/2012 to 12/31/2012..............................................................   4.106201
   01/01/2013 to 12/31/2013..............................................................   4.490859
 MFS(Reg. TM) Total Return Sub-Account (previously Balanced Sub-Account)
   01/01/2004 to 04/30/2004..............................................................   1.430821
 MFS(Reg. TM) Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................................   1.190373
   01/01/2005 to 12/31/2005..............................................................   1.281597
   01/01/2006 to 12/31/2006..............................................................   1.238642
   01/01/2007 to 12/31/2007..............................................................   1.434340
   01/01/2008 to 12/31/2008..............................................................   1.352580
   01/01/2009 to 12/31/2009..............................................................   0.881108
   01/01/2010 to 12/31/2010..............................................................   1.044050
   01/01/2011 to 12/31/2011..............................................................   1.140640
   01/01/2012 to 12/31/2012..............................................................   1.128055
   01/01/2013 to 12/31/2013..............................................................   1.289262



                                                                                                AUV AT         ACCUM UNITS
                                                                                           ENDING OF PERIOD   END OF PERIOD
                                                                                          ------------------ --------------
 MFS(Reg. TM) Investors Trust Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................................     8.357337                 0
   01/01/2005 to 12/31/2005..............................................................     8.779589                 0
   01/01/2006 to 04/30/2006..............................................................     9.165521                 0
 MFS(Reg. TM) Investors Trust Sub-Account (Class E)
   01/01/2004 to 12/31/2004..............................................................     0.840830            20,198
   01/01/2005 to 12/31/2005..............................................................     0.885065            20,198
   01/01/2006 to 04/30/2006..............................................................     0.924271                 0
 MFS(Reg. TM) Investors Trust Sub-Account (previously MFS(Reg. TM) Research Managers Sub-
   Account)
   01/01/2004 to 04/30/2004..............................................................     0.800424            47,051
 MFS(Reg. TM) Research International Sub-Account
   01/01/2004 to 12/31/2004..............................................................     1.116635           190,556
   01/01/2005 to 12/31/2005..............................................................     1.277525           182,570
   01/01/2006 to 12/31/2006..............................................................     1.588911           141,246
   01/01/2007 to 12/31/2007..............................................................     1.768702           113,491
   01/01/2008 to 12/31/2008..............................................................     1.001639           242,984
   01/01/2009 to 12/31/2009..............................................................     1.294955           219,009
   01/01/2010 to 12/31/2010..............................................................     1.417630           207,493
   01/01/2011 to 12/31/2011..............................................................     1.243822           256,759
   01/01/2012 to 12/31/2012..............................................................     1.426330           242,365
   01/01/2013 to 12/31/2013..............................................................     1.671500           238,110
 MFS(Reg. TM) Total Return Sub-Account
   05/01/2004 to 12/31/2004..............................................................     3.757780           748,598
   01/01/2005 to 12/31/2005..............................................................     3.798047            29,289
   01/01/2006 to 12/31/2006..............................................................     4.177733            64,920
   01/01/2007 to 12/31/2007..............................................................     4.273893            26,627
   01/01/2008 to 12/31/2008..............................................................     3.261008             9,893
   01/01/2009 to 12/31/2009..............................................................     3.790971             8,216
   01/01/2010 to 12/31/2010..............................................................     4.090229             5,131
   01/01/2011 to 12/31/2011..............................................................     4.106201             6,594
   01/01/2012 to 12/31/2012..............................................................     4.490859             3,793
   01/01/2013 to 12/31/2013..............................................................     5.238166             2,701
 MFS(Reg. TM) Total Return Sub-Account (previously Balanced Sub-Account)
   01/01/2004 to 04/30/2004..............................................................     1.416697            76,285
 MFS(Reg. TM) Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................................     1.281597            65,000
   01/01/2005 to 12/31/2005..............................................................     1.238642           126,276
   01/01/2006 to 12/31/2006..............................................................     1.434340           176,329
   01/01/2007 to 12/31/2007..............................................................     1.352580           174,040
   01/01/2008 to 12/31/2008..............................................................     0.881108            89,792
   01/01/2009 to 12/31/2009..............................................................     1.044050            43,430
   01/01/2010 to 12/31/2010..............................................................     1.140640            29,607
   01/01/2011 to 12/31/2011..............................................................     1.128055            41,488
   01/01/2012 to 12/31/2012..............................................................     1.289262            41,356
   01/01/2013 to 12/31/2013..............................................................     1.715214            86,890

                                                                                       AUV AT
                                                                                    BEGINNING OF
                                                                                       PERIOD
                                                                                   --------------
 MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
   (Class B))
   05/01/2004 to 12/31/2004.......................................................   2.214200
   01/01/2005 to 12/31/2005.......................................................   2.491778
   01/01/2006 to 12/31/2006.......................................................   2.704105
   01/01/2007 to 12/31/2007.......................................................   2.967172
   01/01/2008 to 12/31/2008.......................................................   3.030278
   01/01/2009 to 12/31/2009.......................................................   1.813265
   01/01/2010 to 12/31/2010.......................................................   2.164652
   01/01/2011 to 12/31/2011.......................................................   2.430825
   01/01/2012 to 12/31/2012.......................................................   2.236229
   01/01/2013 to 04/26/2013.......................................................   2.537173
 MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
   Sub-Account (Class B))
   04/28/2008 to 12/31/2008.......................................................   9.998082
   01/01/2009 to 12/31/2009.......................................................   6.584222
   01/01/2010 to 12/31/2010.......................................................   8.080016
   01/01/2011 to 12/31/2011.......................................................   8.815149
   01/01/2012 to 12/31/2012.......................................................   8.615160
   01/01/2013 to 04/26/2013.......................................................   9.642956
 MFS(Reg. TM) Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004.......................................................   1.178909
   01/01/2005 to 12/31/2005.......................................................   1.289198
   01/01/2006 to 12/31/2006.......................................................   1.247353
   01/01/2007 to 12/31/2007.......................................................   1.445591
   01/01/2008 to 12/31/2008.......................................................   1.364574
   01/01/2009 to 12/31/2009.......................................................   0.890156
   01/01/2010 to 12/31/2010.......................................................   1.055523
   01/01/2011 to 12/31/2011.......................................................   1.153944
   01/01/2012 to 12/31/2012.......................................................   1.143104
   01/01/2013 to 12/31/2013.......................................................   1.307305
 MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
   (Class E))
   01/01/2004 to 12/31/2004.......................................................   2.253454
   01/01/2005 to 12/31/2005.......................................................   2.514566
   01/01/2006 to 12/31/2006.......................................................   2.731219
   01/01/2007 to 12/31/2007.......................................................   2.999822
   01/01/2008 to 12/31/2008.......................................................   3.066631
   01/01/2009 to 12/31/2009.......................................................   1.837094
   01/01/2010 to 12/31/2010.......................................................   2.196210
   01/01/2011 to 12/31/2011.......................................................   2.468833
   01/01/2012 to 12/31/2012.......................................................   2.273303
   01/01/2013 to 04/26/2013.......................................................   2.581874
 Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010.......................................................   1.229382
   01/01/2011 to 12/31/2011.......................................................   1.424514
   01/01/2012 to 12/31/2012.......................................................   1.302952
   01/01/2013 to 12/31/2013.......................................................   1.399061
 Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap
   Opportunities Sub-Account)
   01/01/2004 to 04/30/2004.......................................................   1.128826



                                                                                         AUV AT         ACCUM UNITS
                                                                                    ENDING OF PERIOD   END OF PERIOD
                                                                                   ------------------ --------------
 MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
   (Class B))
   05/01/2004 to 12/31/2004.......................................................       2.491778               0
   01/01/2005 to 12/31/2005.......................................................       2.704105          10,968
   01/01/2006 to 12/31/2006.......................................................       2.967172          19,938
   01/01/2007 to 12/31/2007.......................................................       3.030278          22,097
   01/01/2008 to 12/31/2008.......................................................       1.813265          22,046
   01/01/2009 to 12/31/2009.......................................................       2.164652          21,653
   01/01/2010 to 12/31/2010.......................................................       2.430825          22,149
   01/01/2011 to 12/31/2011.......................................................       2.236229          22,575
   01/01/2012 to 12/31/2012.......................................................       2.537173          22,202
   01/01/2013 to 04/26/2013.......................................................       2.790209               0
 MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
   Sub-Account (Class B))
   04/28/2008 to 12/31/2008.......................................................       6.584222               0
   01/01/2009 to 12/31/2009.......................................................       8.080016               0
   01/01/2010 to 12/31/2010.......................................................       8.815149               0
   01/01/2011 to 12/31/2011.......................................................       8.615160               0
   01/01/2012 to 12/31/2012.......................................................       9.642956               0
   01/01/2013 to 04/26/2013.......................................................      10.551252               0
 MFS(Reg. TM) Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004.......................................................       1.289198         194,259
   01/01/2005 to 12/31/2005.......................................................       1.247353         171,490
   01/01/2006 to 12/31/2006.......................................................       1.445591         171,979
   01/01/2007 to 12/31/2007.......................................................       1.364574         165,072
   01/01/2008 to 12/31/2008.......................................................       0.890156         146,342
   01/01/2009 to 12/31/2009.......................................................       1.055523         150,524
   01/01/2010 to 12/31/2010.......................................................       1.153944         150,826
   01/01/2011 to 12/31/2011.......................................................       1.143104         150,819
   01/01/2012 to 12/31/2012.......................................................       1.307305         121,609
   01/01/2013 to 12/31/2013.......................................................       1.742404         106,630
 MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
   (Class E))
   01/01/2004 to 12/31/2004.......................................................       2.514566           6,254
   01/01/2005 to 12/31/2005.......................................................       2.731219          16,611
   01/01/2006 to 12/31/2006.......................................................       2.999822           9,416
   01/01/2007 to 12/31/2007.......................................................       3.066631           9,631
   01/01/2008 to 12/31/2008.......................................................       1.837094           9,437
   01/01/2009 to 12/31/2009.......................................................       2.196210           9,880
   01/01/2010 to 12/31/2010.......................................................       2.468833           9,589
   01/01/2011 to 12/31/2011.......................................................       2.273303          24,357
   01/01/2012 to 12/31/2012.......................................................       2.581874          23,935
   01/01/2013 to 04/26/2013.......................................................       2.840376               0
 Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010.......................................................       1.424514          75,641
   01/01/2011 to 12/31/2011.......................................................       1.302952          95,757
   01/01/2012 to 12/31/2012.......................................................       1.399061          98,084
   01/01/2013 to 12/31/2013.......................................................       1.911300          53,571
 Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap
   Opportunities Sub-Account)
   01/01/2004 to 04/30/2004.......................................................       1.117321          29,700

                                                                                AUV AT
                                                                             BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                            -------------- ------------------ --------------
 Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap
   Opportunities Sub-Account and before that Janus Mid Cap Sub-Account))
   01/01/2004 to 12/31/2004................................................   1.398268         1.605146            76,130
   01/01/2005 to 12/31/2005................................................   1.605146         1.682482            88,921
   01/01/2006 to 12/31/2006................................................   1.682482         1.844474            77,933
   01/01/2007 to 12/31/2007................................................   1.844474         1.959295            74,024
   01/01/2008 to 12/31/2008................................................   1.959295         0.858003            83,938
   01/01/2009 to 12/31/2009................................................   0.858003         1.125836            82,106
   01/01/2010 to 04/30/2010................................................   1.125836         1.217099                 0
 MSCI EAFE(Reg. TM) Index Sub-Account
   01/01/2004 to 12/31/2004................................................   0.928722         1.088442           170,719
   01/01/2005 to 12/31/2005................................................   1.088442         1.207937           150,731
   01/01/2006 to 12/31/2006................................................   1.207937         1.489098           146,976
   01/01/2007 to 12/31/2007................................................   1.489098         1.617054           100,201
   01/01/2008 to 12/31/2008................................................   1.617054         0.918390           101,183
   01/01/2009 to 12/31/2009................................................   0.918390         1.157745           235,547
   01/01/2010 to 12/31/2010................................................   1.157745         1.227698           234,249
   01/01/2011 to 12/31/2011................................................   1.227698         1.053830           109,390
   01/01/2012 to 12/31/2012................................................   1.053830         1.222093           221,547
   01/01/2013 to 12/31/2013................................................   1.222093         1.459339            86,040
 Neuberger Berman Genesis Sub-account (previously BlackRock Strategic Value
   Sub-Account (Class B))
   05/01/2004 to 12/31/2004................................................   1.589679         1.784294           148,765
   01/01/2005 to 12/31/2005................................................   1.784294         1.821985           203,709
   01/01/2006 to 12/31/2006................................................   1.821985         2.084860           205,388
   01/01/2007 to 12/31/2007................................................   2.084860         1.972871           177,221
   01/01/2008 to 12/31/2008................................................   1.972871         1.191117           151,263
   01/01/2009 to 12/31/2009................................................   1.191117         1.320669           143,697
   01/01/2010 to 12/31/2010................................................   1.320669         1.574738           138,404
   01/01/2011 to 12/31/2011................................................   1.574738         1.632690           124,034
   01/01/2012 to 12/31/2012................................................   1.632690         1.760686            98,841
   01/01/2013 to 12/31/2013................................................   1.760686         2.390879           166,794
 Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap
   Sub-Account (Class B))
   01/01/2004 to 12/31/2004................................................   1.193316         1.341436           111,251
   01/01/2005 to 12/31/2005................................................   1.341436         1.424464           124,480
   01/01/2006 to 12/31/2006................................................   1.424464         1.605244            99,789
   01/01/2007 to 12/31/2007................................................   1.605244         1.534496            84,250
   01/01/2008 to 12/31/2008................................................   1.534496         0.930289           152,065
   01/01/2009 to 12/31/2009................................................   0.930289         1.250208           113,247
   01/01/2010 to 12/31/2010................................................   1.250208         1.509365           108,898
   01/01/2011 to 12/31/2011................................................   1.509365         1.404975           121,282
   01/01/2012 to 12/31/2012................................................   1.404975         1.453443            94,165
   01/01/2013 to 04/26/2013................................................   1.453443         1.574180                 0

                                                                                AUV AT
                                                                             BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                            -------------- ------------------ --------------
 Neuberger Berman Genesis Sub-account (previously BlackRock Strategic Value
   Sub-Account (Class E))
   01/01/2004 to 12/31/2004................................................     1.580633         1.788704          335,614
   01/01/2005 to 12/31/2005................................................     1.788704         1.827306          319,903
   01/01/2006 to 12/31/2006................................................     1.827306         2.094525          284,755
   01/01/2007 to 12/31/2007................................................     2.094525         1.984371          228,249
   01/01/2008 to 12/31/2008................................................     1.984371         1.199122          194,841
   01/01/2009 to 12/31/2009................................................     1.199122         1.330568          184,309
   01/01/2010 to 12/31/2010................................................     1.330568         1.587988          148,580
   01/01/2011 to 12/31/2011................................................     1.587988         1.647236          192,539
   01/01/2012 to 12/31/2012................................................     1.647236         1.778774          171,259
   01/01/2013 to 12/31/2013................................................     1.778774         2.418661          139,345
 Oppenheimer Global Equity Sub-Account (Class B)
   05/01/2004 to 12/31/2004................................................    12.436666        14.312817              198
   01/01/2005 to 12/31/2005................................................    14.312817        16.312769            1,060
   01/01/2006 to 12/31/2006................................................    16.312769        18.651755            5,079
   01/01/2007 to 12/31/2007................................................    18.651755        19.474022            3,827
   01/01/2008 to 12/31/2008................................................    19.474022        11.374184            3,856
   01/01/2009 to 12/31/2009................................................    11.374184        15.625418            3,077
   01/01/2010 to 12/31/2010................................................    15.625418        17.800035            4,388
   01/01/2011 to 12/31/2011................................................    17.800035        16.021549            4,749
   01/01/2012 to 12/31/2012................................................    16.021549        19.075725            3,373
   01/01/2013 to 12/31/2013................................................    19.075725        23.827264            3,334
 Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton
   Growth Sub-Account (Class B))
   04/28/2008 to 12/31/2008................................................     9.998082         6.553441                0
   01/01/2009 to 12/31/2009................................................     6.553441         8.540458                0
   01/01/2010 to 12/31/2010................................................     8.540458         9.035119                0
   01/01/2011 to 12/31/2011................................................     9.035119         8.266309              253
   01/01/2012 to 12/31/2012................................................     8.266309         9.926517              308
   01/01/2013 to 04/26/2013................................................     9.926517        10.541188                0
 PIMCO Inflation Protection Bond Sub-Account
   05/01/2006 to 12/31/2006................................................    10.880512        10.961390                0
   01/01/2007 to 12/31/2007................................................    10.961390        11.933207                0
   01/01/2008 to 12/31/2008................................................    11.933207        10.917812            7,652
   01/01/2009 to 12/31/2009................................................    10.917812        12.664809            9,225
   01/01/2010 to 12/31/2010................................................    12.664809        13.411021            4,958
   01/01/2011 to 12/31/2011................................................    13.411021        14.647269            4,275
   01/01/2012 to 12/31/2012................................................    14.647269        15.706098            4,269
   01/01/2013 to 12/31/2013................................................    15.706098        14.002109            4,208
 PIMCO Total Return Sub-Account
   01/01/2004 to 12/31/2004................................................     1.156359         1.192840          980,317
   01/01/2005 to 12/31/2005................................................     1.192840         1.198549        1,194,322
   01/01/2006 to 12/31/2006................................................     1.198549         1.231023        1,062,443
   01/01/2007 to 12/31/2007................................................     1.231023         1.301053        1,040,407
   01/01/2008 to 12/31/2008................................................     1.301053         1.283663          850,289
   01/01/2009 to 12/31/2009................................................     1.283663         1.488814          582,147
   01/01/2010 to 12/31/2010................................................     1.488814         1.582526          589,232
   01/01/2011 to 12/31/2011................................................     1.582526         1.604437          585,885
   01/01/2012 to 12/31/2012................................................     1.604437         1.722616          558,493
   01/01/2013 to 12/31/2013................................................     1.722616         1.660309          562,844
 Pyramis(Reg. TM) Government Income Sub-Account
   04/30/2012 to 12/31/2012................................................    10.734635        10.875038                0
   01/01/2013 to 12/31/2013................................................    10.875038        10.203401                0

                                                          AUV AT
                                                       BEGINNING OF        AUV AT         ACCUM UNITS
                                                          PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                      -------------- ------------------ --------------
 Pyramis(Reg. TM) Managed Risk Sub-Account (Class B)
   04/29/2013 to 12/31/2013..........................    10.215119        10.726847               0
 Russell 2000(Reg. TM) Index Sub-Account
   01/01/2004 to 12/31/2004..........................     1.308508         1.509505         163,286
   01/01/2005 to 12/31/2005..........................     1.509505         1.547185         203,208
   01/01/2006 to 12/31/2006..........................     1.547185         1.787713         204,188
   01/01/2007 to 12/31/2007..........................     1.787713         1.726587         175,221
   01/01/2008 to 12/31/2008..........................     1.726587         1.125282         642,666
   01/01/2009 to 12/31/2009..........................     1.125282         1.389505         411,182
   01/01/2010 to 12/31/2010..........................     1.389505         1.728323         304,838
   01/01/2011 to 12/31/2011..........................     1.728323         1.625586         210,166
   01/01/2012 to 12/31/2012..........................     1.625586         1.853632         101,207
   01/01/2013 to 12/31/2013..........................     1.853632         2.516974         231,522
 Schroders Global Multi-Asset Sub-Account
   04/30/2012 to 12/31/2012..........................     1.010688         1.065582               0
   01/01/2013 to 12/31/2013..........................     1.065582         1.152969               0
 SSgA Growth and Income ETF Sub-Account
   05/01/2006 to 12/31/2006..........................    10.492026        11.112386               0
   01/01/2007 to 12/31/2007..........................    11.112386        11.508070               0
   01/01/2008 to 12/31/2008..........................    11.508070         8.474073               0
   01/01/2009 to 12/31/2009..........................     8.474073        10.399444               0
   01/01/2010 to 12/31/2010..........................    10.399444        11.469830               0
   01/01/2011 to 12/31/2011..........................    11.469830        11.390862               0
   01/01/2012 to 12/31/2012..........................    11.390862        12.629955               0
   01/01/2013 to 12/31/2013..........................    12.629955        14.015779               0
 SSgA Growth ETF Sub-Account
   05/01/2006 to 12/31/2006..........................    10.682513        11.366084               0
   01/01/2007 to 12/31/2007..........................    11.366084        11.795362               0
   01/01/2008 to 12/31/2008..........................    11.795362         7.769023               0
   01/01/2009 to 12/31/2009..........................     7.769023         9.855748               0
   01/01/2010 to 12/31/2010..........................     9.855748        11.055654               0
   01/01/2011 to 12/31/2011..........................    11.055654        10.632939           9,937
   01/01/2012 to 12/31/2012..........................    10.632939        12.018082           9,937
   01/01/2013 to 12/31/2013..........................    12.018082        13.943906               0
 T. Rowe Price Large Cap Growth Sub-Account (Class B)
   05/01/2004 to 12/31/2004..........................     1.095457         1.184306          51,500
   01/01/2005 to 12/31/2005..........................     1.184306         1.237459         147,785
   01/01/2006 to 12/31/2006..........................     1.237459         1.372704         171,064
   01/01/2007 to 12/31/2007..........................     1.372704         1.472196         170,721
   01/01/2008 to 12/31/2008..........................     1.472196         0.838973         207,463
   01/01/2009 to 12/31/2009..........................     0.838973         1.179225         204,402
   01/01/2010 to 12/31/2010..........................     1.179225         1.352802         176,301
   01/01/2011 to 12/31/2011..........................     1.352802         1.311632         186,274
   01/01/2012 to 12/31/2012..........................     1.311632         1.529437         123,425
   01/01/2013 to 12/31/2013..........................     1.529437         2.085570         189,378

                                                                          AUV AT
                                                                       BEGINNING OF        AUV AT         ACCUM UNITS
                                                                          PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                      -------------- ------------------ --------------
 T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM
   Technology Sub-Account (Class B))
   01/01/2004 to 12/31/2004..........................................   0.455407         0.428188            250,575
   01/01/2005 to 12/31/2005..........................................   0.428188         0.467133            245,900
   01/01/2006 to 12/31/2006..........................................   0.467133         0.483593            239,089
   01/01/2007 to 12/31/2007..........................................   0.483593         0.624953          1,033,649
   01/01/2008 to 12/31/2008..........................................   0.624953         0.341104            149,173
   01/01/2009 to 12/31/2009..........................................   0.341104         0.532865            158,165
   01/01/2010 to 12/31/2010..........................................   0.532865         0.668622            195,848
   01/01/2011 to 12/31/2011..........................................   0.668622         0.592029            242,447
   01/01/2012 to 12/31/2012..........................................   0.592029         0.652199            218,343
   01/01/2013 to 04/26/2013..........................................   0.652199         0.681260                  0
 T. Rowe Price Mid Cap Growth Sub-Account
   01/01/2004 to 12/31/2004..........................................   0.606324         0.701969            275,114
   01/01/2005 to 12/31/2005..........................................   0.701969         0.790727            370,784
   01/01/2006 to 12/31/2006..........................................   0.790727         0.824943            364,831
   01/01/2007 to 12/31/2007..........................................   0.824943         0.953522            300,706
   01/01/2008 to 12/31/2008..........................................   0.953522         0.564501            258,258
   01/01/2009 to 12/31/2009..........................................   0.564501         0.806947            207,638
   01/01/2010 to 12/31/2010..........................................   0.806947         1.012476            165,800
   01/01/2011 to 12/31/2011..........................................   1.012476         0.978553            230,331
   01/01/2012 to 12/31/2012..........................................   0.978553         1.093051            224,337
   01/01/2013 to 12/31/2013..........................................   1.093051         1.466988            168,571
 T. Rowe Price Small Cap Growth Sub-Account
   05/01/2004 to 12/31/2004..........................................   1.207441         1.284287              3,681
   01/01/2005 to 12/31/2005..........................................   1.284287         1.397307             13,664
   01/01/2006 to 12/31/2006..........................................   1.397307         1.422950             23,804
   01/01/2007 to 12/31/2007..........................................   1.422950         1.531415             32,881
   01/01/2008 to 12/31/2008..........................................   1.531415         0.958258             17,399
   01/01/2009 to 12/31/2009..........................................   0.958258         1.305435             17,289
   01/01/2010 to 12/31/2010..........................................   1.305435         1.727462             38,143
   01/01/2011 to 12/31/2011..........................................   1.727462         1.722120             35,369
   01/01/2012 to 12/31/2012..........................................   1.722120         1.961289             17,473
   01/01/2013 to 12/31/2013..........................................   1.961289         2.778589             16,906
 Western Asset Management Strategic Bond Opportunities Sub-Account
   (Class B)
   05/01/2004 to 12/31/2004..........................................   1.804672         1.908760             51,649
   01/01/2005 to 12/31/2005..........................................   1.908760         1.923788             95,345
   01/01/2006 to 12/31/2006..........................................   1.923788         1.981726            351,332
   01/01/2007 to 12/31/2007..........................................   1.981726         2.019285            154,535
   01/01/2008 to 12/31/2008..........................................   2.019285         1.682107            133,117
   01/01/2009 to 12/31/2009..........................................   1.682107         2.180109             97,181
   01/01/2010 to 12/31/2010..........................................   2.180109         2.409130             92,787
   01/01/2011 to 12/31/2011..........................................   2.409130         2.505589             90,515
   01/01/2012 to 12/31/2012..........................................   2.505589         2.739935             90,900
   01/01/2013 to 12/31/2013..........................................   2.739935         2.714666             90,378

                                                                       AUV AT
                                                                    BEGINNING OF        AUV AT         ACCUM UNITS
                                                                       PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                   -------------- ------------------ --------------
 Western Asset Management Strategic Bond Opportunities Sub-Account
   (Class E)
   01/01/2004 to 12/31/2004.......................................     1.840643         1.925771         164,886
   01/01/2005 to 12/31/2005.......................................     1.925771         1.943023         160,582
   01/01/2006 to 12/31/2006.......................................     1.943023         2.002106          89,916
   01/01/2007 to 12/31/2007.......................................     2.002106         2.043684          59,980
   01/01/2008 to 12/31/2008.......................................     2.043684         1.704622          53,629
   01/01/2009 to 12/31/2009.......................................     1.704622         2.210686          42,794
   01/01/2010 to 12/31/2010.......................................     2.210686         2.446572          40,203
   01/01/2011 to 12/31/2011.......................................     2.446572         2.546702          48,985
   01/01/2012 to 12/31/2012.......................................     2.546702         2.784995          46,265
   01/01/2013 to 12/31/2013.......................................     2.784995         2.762271          33,358
 Western Asset Management U.S. Government Sub-Account (Class B)
   05/01/2004 to 12/31/2004.......................................     1.491645         1.523669          77,794
   01/01/2005 to 12/31/2005.......................................     1.523669         1.518134         234,270
   01/01/2006 to 12/31/2006.......................................     1.518134         1.550272         251,225
   01/01/2007 to 12/31/2007.......................................     1.550272         1.584674         284,515
   01/01/2008 to 12/31/2008.......................................     1.584674         1.548824         217,462
   01/01/2009 to 12/31/2009.......................................     1.548824         1.584056         146,016
   01/01/2010 to 12/31/2010.......................................     1.584056         1.642074         142,699
   01/01/2011 to 12/31/2011.......................................     1.642074         1.698634         127,794
   01/01/2012 to 12/31/2012.......................................     1.698634         1.719879         126,539
   01/01/2013 to 12/31/2013.......................................     1.719879         1.674742         127,663
 Western Asset Management U.S. Government Sub-Account (Class E)
   01/01/2004 to 12/31/2004.......................................     1.520638         1.536104         314,814
   01/01/2005 to 12/31/2005.......................................     1.536104         1.533371         287,868
   01/01/2006 to 12/31/2006.......................................     1.533371         1.566739         216,650
   01/01/2007 to 12/31/2007.......................................     1.566739         1.603031         210,026
   01/01/2008 to 12/31/2008.......................................     1.603031         1.568405         161,768
   01/01/2009 to 12/31/2009.......................................     1.568405         1.605708          77,316
   01/01/2010 to 12/31/2010.......................................     1.605708         1.667335          85,179
   01/01/2011 to 12/31/2011.......................................     1.667335         1.725030          51,684
   01/01/2012 to 12/31/2012.......................................     1.725030         1.748295          50,200
   01/01/2013 to 12/31/2013.......................................     1.748295         1.705090          49,397
 American Funds Bond Sub-Account
   05/01/2006 to 12/31/2006.......................................    14.045577        14.684786          11,838
   01/01/2007 to 12/31/2007.......................................    14.684786        14.871520           3,293
   01/01/2008 to 12/31/2008.......................................    14.871520        13.213582           3,678
   01/01/2009 to 12/31/2009.......................................    13.213582        14.584674           4,092
   01/01/2010 to 12/31/2010.......................................    14.584674        15.217226           5,648
   01/01/2011 to 12/31/2011.......................................    15.217226        15.827165           4,981
   01/01/2012 to 12/31/2012.......................................    15.827165        16.345701           5,193
   01/01/2013 to 12/31/2013.......................................    16.345701        15.676207           5,694
 American Funds Global Small Capitalization Sub-Account
   01/01/2004 to 12/31/2004.......................................     1.582616         1.875116         218,216
   01/01/2005 to 12/31/2005.......................................     1.875116         2.304096         372,962
   01/01/2006 to 12/31/2006.......................................     2.304096         2.801877         316,463
   01/01/2007 to 12/31/2007.......................................     2.801877         3.334549         301,867
   01/01/2008 to 12/31/2008.......................................     3.334549         1.519002         266,237
   01/01/2009 to 12/31/2009.......................................     1.519002         2.401604         223,569
   01/01/2010 to 12/31/2010.......................................     2.401604         2.881744         216,936
   01/01/2011 to 12/31/2011.......................................     2.881744         2.283969         206,311
   01/01/2012 to 12/31/2012.......................................     2.283969         2.645438         211,136
   01/01/2013 to 12/31/2013.......................................     2.645438         3.326375         163,713

                                              AUV AT
                                           BEGINNING OF        AUV AT         ACCUM UNITS
                                              PERIOD      ENDING OF PERIOD   END OF PERIOD
                                          -------------- ------------------ --------------
 American Funds Growth Sub-Account
   01/01/2004 to 12/31/2004..............    10.240627        11.291691         133,562
   01/01/2005 to 12/31/2005..............    11.291691        12.860999         183,013
   01/01/2006 to 12/31/2006..............    12.860999        13.895143         166,701
   01/01/2007 to 12/31/2007..............    13.895143        15.300201         154,808
   01/01/2008 to 12/31/2008..............    15.300201         8.401982         144,836
   01/01/2009 to 12/31/2009..............     8.401982        11.481442         136,833
   01/01/2010 to 12/31/2010..............    11.481442        13.356663         120,588
   01/01/2011 to 12/31/2011..............    13.356663        12.532737         110,816
   01/01/2012 to 12/31/2012..............    12.532737        14.480979         108,005
   01/01/2013 to 12/31/2013..............    14.480979        18.467161          92,560
 American Funds Growth-Income Sub-Account
   01/01/2004 to 12/31/2004..............     7.969526         8.621702         185,434
   01/01/2005 to 12/31/2005..............     8.621702         8.944370         193,613
   01/01/2006 to 12/31/2006..............     8.944370        10.100721         180,586
   01/01/2007 to 12/31/2007..............    10.100721        10.398861         164,386
   01/01/2008 to 12/31/2008..............    10.398861         6.334487         150,065
   01/01/2009 to 12/31/2009..............     6.334487         8.148837         124,269
   01/01/2010 to 12/31/2010..............     8.148837         8.900297         113,300
   01/01/2011 to 12/31/2011..............     8.900297         8.564754         119,367
   01/01/2012 to 12/31/2012..............     8.564754         9.861845          93,164
   01/01/2013 to 12/31/2013..............     9.861845        12.905003          81,439





                                                                       AUV AT
                                                                    BEGINNING OF        AUV AT         ACCUM UNITS
                                                                       PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                   -------------- ------------------ --------------
American Forerunner - 1.70
 AllianceBernstein Global Dynamic Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012.......................................    10.188418        10.515091              0
   01/01/2013 to 12/31/2013.......................................    10.515091        11.490127              0
 American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................    10.008137         6.997179              0
   01/01/2009 to 12/31/2009.......................................     6.997179         8.896655         47,199
   01/01/2010 to 12/31/2010.......................................     8.896655         9.810440         46,694
   01/01/2011 to 12/31/2011.......................................     9.810440         9.440218              0
   01/01/2012 to 12/31/2012.......................................     9.440218        10.535816          8,503
   01/01/2013 to 12/31/2013.......................................    10.535816        12.277863          8,447
 American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................     9.998137         6.346661         13,284
   01/01/2009 to 12/31/2009.......................................     6.346661         8.363656         26,094
   01/01/2010 to 12/31/2010.......................................     8.363656         9.331438         29,348
   01/01/2011 to 12/31/2011.......................................     9.331438         8.740243         34,086
   01/01/2012 to 12/31/2012.......................................     8.740243         9.980552         29,329
   01/01/2013 to 12/31/2013.......................................     9.980552        12.276064         37,022
 American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................    10.018136         7.669513          9,132
   01/01/2009 to 12/31/2009.......................................     7.669513         9.304391         33,977
   01/01/2010 to 12/31/2010.......................................     9.304391        10.053851         64,939
   01/01/2011 to 12/31/2011.......................................    10.053851         9.903644         43,789
   01/01/2012 to 12/31/2012.......................................     9.903644        10.791138         40,799
   01/01/2013 to 12/31/2013.......................................    10.791138        12.043688         30,037
 AQR Global Risk Balanced Sub-Account (Class B)
   04/30/2012 to 12/31/2012.......................................    11.118844        11.501942            998
   01/01/2013 to 12/31/2013.......................................    11.501942        10.924562            172

                                                                              AUV AT
                                                                           BEGINNING OF        AUV AT         ACCUM UNITS
                                                                              PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                          -------------- ------------------ --------------
 Baillie Gifford International Stock Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................   1.136711         1.295929              3,588
   01/01/2005 to 12/31/2005..............................................   1.295929         1.498226             39,455
   01/01/2006 to 12/31/2006..............................................   1.498226         1.712075             48,111
   01/01/2007 to 12/31/2007..............................................   1.712075         1.852534             84,249
   01/01/2008 to 12/31/2008..............................................   1.852534         1.015475            128,630
   01/01/2009 to 12/31/2009..............................................   1.015475         1.216856            116,920
   01/01/2010 to 12/31/2010..............................................   1.216856         1.278438             87,193
   01/01/2011 to 12/31/2011..............................................   1.278438         1.003871             61,572
   01/01/2012 to 12/31/2012..............................................   1.003871         1.177998             42,329
   01/01/2013 to 12/31/2013..............................................   1.177998         1.333462             22,367
 Baillie Gifford International Stock Sub-Account (Class E)
   01/01/2004 to 12/31/2004..............................................   1.130477         1.311588          1,176,505
   01/01/2005 to 12/31/2005..............................................   1.311588         1.519088          1,063,002
   01/01/2006 to 12/31/2006..............................................   1.519088         1.736403            910,660
   01/01/2007 to 12/31/2007..............................................   1.736403         1.881172            788,443
   01/01/2008 to 12/31/2008..............................................   1.881172         1.031918            787,515
   01/01/2009 to 12/31/2009..............................................   1.031918         1.237341            868,952
   01/01/2010 to 12/31/2010..............................................   1.237341         1.302106            742,933
   01/01/2011 to 12/31/2011..............................................   1.302106         1.024408            336,404
   01/01/2012 to 12/31/2012..............................................   1.024408         1.202371             50,518
   01/01/2013 to 12/31/2013..............................................   1.202371         1.362930             49,740
 Barclays Aggregate Bond Index Sub-Account (Class B) (previously Barclays
   Capital Aggregate Bond Index Sub-Account (Class B))
   01/01/2004 to 12/31/2004..............................................   1.228394         1.254055          1,819,977
   01/01/2005 to 12/31/2005..............................................   1.254055         1.255819          1,813,763
   01/01/2006 to 12/31/2006..............................................   1.255819         1.281786          1,481,343
   01/01/2007 to 12/31/2007..............................................   1.281786         1.344000          1,397,263
   01/01/2008 to 12/31/2008..............................................   1.344000         1.395685          1,213,347
   01/01/2009 to 12/31/2009..............................................   1.395685         1.440490            981,155
   01/01/2010 to 12/31/2010..............................................   1.440490         1.496841            689,830
   01/01/2011 to 12/31/2011..............................................   1.496841         1.578858            258,478
   01/01/2012 to 12/31/2012..............................................   1.578858         1.608369            152,992
   01/01/2013 to 12/31/2013..............................................   1.608369         1.541225            171,222
 BlackRock Bond Income Sub-Account (Class B)
   01/01/2004 to 12/31/2004..............................................   4.107492         4.206548          1,117,236
   01/01/2005 to 12/31/2005..............................................   4.206548         4.224943            954,902
   01/01/2006 to 12/31/2006..............................................   4.224943         4.325767            802,828
   01/01/2007 to 12/31/2007..............................................   4.325767         4.508563            625,006
   01/01/2008 to 12/31/2008..............................................   4.508563         4.269915            418,207
   01/01/2009 to 12/31/2009..............................................   4.269915         4.583464            382,954
   01/01/2010 to 12/31/2010..............................................   4.583464         4.869825            337,299
   01/01/2011 to 12/31/2011..............................................   4.869825         5.089799             96,808
   01/01/2012 to 12/31/2012..............................................   5.089799         5.367905             43,137
   01/01/2013 to 12/31/2013..............................................   5.367905         5.224240             43,637

                                                                                AUV AT
                                                                             BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                            -------------- ------------------ --------------
 BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock
   Legacy Large Cap Growth Sub-Account (Class B))
   05/01/2004 to 12/31/2004................................................     2.254193         2.465109          24,164
   01/01/2005 to 12/31/2005................................................     2.465109         2.587356          28,810
   01/01/2006 to 12/31/2006................................................     2.587356         2.642696          36,050
   01/01/2007 to 12/31/2007................................................     2.642696         3.076771          59,409
   01/01/2008 to 12/31/2008................................................     3.076771         1.914892          89,570
   01/01/2009 to 12/31/2009................................................     1.914892         2.569866          94,299
   01/01/2010 to 12/31/2010................................................     2.569866         3.018476         107,278
   01/01/2011 to 12/31/2011................................................     3.018476         2.695991         103,942
   01/01/2012 to 12/31/2012................................................     2.695991         3.023292         101,587
   01/01/2013 to 12/31/2013................................................     3.023292         3.980058         102,581
 BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock
   Legacy Large Cap Growth Sub-Account (Class B) and before that FI Large
   Cap Sub-Account)
   05/01/2006 to 12/31/2006................................................    16.602310        16.762118               0
   01/01/2007 to 12/31/2007................................................    16.762118        17.091465               0
   01/01/2008 to 12/31/2008................................................    17.091465         9.249594               0
   01/01/2009 to 05/01/2009................................................     9.249594         9.643160               0
 BlackRock Capital Appreciation Sub-Account (Class E) (previously BlackRock
   Legacy Large Cap Growth Sub-Account (Class E))
   01/01/2004 to 12/31/2004................................................     2.326154         2.483669         603,561
   01/01/2005 to 12/31/2005................................................     2.483669         2.609226         474,499
   01/01/2006 to 12/31/2006................................................     2.609226         2.667917         351,125
   01/01/2007 to 12/31/2007................................................     2.667917         3.109043         320,432
   01/01/2008 to 12/31/2008................................................     3.109043         1.936897         248,411
   01/01/2009 to 12/31/2009................................................     1.936897         2.601661         231,007
   01/01/2010 to 12/31/2010................................................     2.601661         3.059762         152,552
   01/01/2011 to 12/31/2011................................................     3.059762         2.735627          29,966
   01/01/2012 to 12/31/2012................................................     2.735627         3.070490          20,442
   01/01/2013 to 12/31/2013................................................     3.070490         4.046487          18,301
 BlackRock Diversified Sub-Account (Class B)
   05/01/2004 to 12/31/2004................................................    33.491638        36.063514             239
   01/01/2005 to 12/31/2005................................................    36.063514        36.456839             274
   01/01/2006 to 12/31/2006................................................    36.456839        39.516474           1,670
   01/01/2007 to 12/31/2007................................................    39.516474        41.028762           1,653
   01/01/2008 to 12/31/2008................................................    41.028762        30.265364           2,178
   01/01/2009 to 12/31/2009................................................    30.265364        34.813921           2,270
   01/01/2010 to 12/31/2010................................................    34.813921        37.415418           1,324
   01/01/2011 to 12/31/2011................................................    37.415418        38.106320             126
   01/01/2012 to 12/31/2012................................................    38.106320        41.996536             110
   01/01/2013 to 12/31/2013................................................    41.996536        49.660752             171
 BlackRock Global Tactical Strategies Sub-Account (Class B)
   04/30/2012 to 12/31/2012................................................     9.944106        10.245474             921
   01/01/2013 to 12/31/2013................................................    10.245474        11.111140           2,458
 BlackRock Large Cap Core Sub-Account
   04/30/2007 to 12/31/2007................................................     7.270708         7.318365          63,416
   01/01/2008 to 12/31/2008................................................     7.318365         4.510433          45,231
   01/01/2009 to 12/31/2009................................................     4.510433         5.285657          58,757
   01/01/2010 to 12/31/2010................................................     5.285657         5.843831          39,428
   01/01/2011 to 12/31/2011................................................     5.843831         5.760186           7,403
   01/01/2012 to 12/31/2012................................................     5.760186         6.422123           1,175
   01/01/2013 to 12/31/2013................................................     6.422123         8.478470           1,715

                                                                          AUV AT
                                                                       BEGINNING OF        AUV AT         ACCUM UNITS
                                                                          PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                      -------------- ------------------ --------------
 BlackRock Large Cap Sub-Account (previously BlackRock Large Cap Sub-
   Account)
   01/01/2004 to 12/31/2004..........................................     5.661499         6.155683          125,671
   01/01/2005 to 12/31/2005..........................................     6.155683         6.252947          115,320
   01/01/2006 to 12/31/2006..........................................     6.252947         6.998310           98,886
   01/01/2007 to 04/27/2007..........................................     6.998310         7.332170                0
 BlackRock Large Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004..........................................     1.062708         1.170033           66,119
   01/01/2005 to 12/31/2005..........................................     1.170033         1.214294          119,095
   01/01/2006 to 12/31/2006..........................................     1.214294         1.422256          123,001
   01/01/2007 to 12/31/2007..........................................     1.422256         1.441905          184,360
   01/01/2008 to 12/31/2008..........................................     1.441905         0.919836          242,180
   01/01/2009 to 12/31/2009..........................................     0.919836         1.004295          258,397
   01/01/2010 to 12/31/2010..........................................     1.004295         1.075503          194,158
   01/01/2011 to 12/31/2011..........................................     1.075503         1.079085          180,907
   01/01/2012 to 12/31/2012..........................................     1.079085         1.208993          140,214
   01/01/2013 to 12/31/2013..........................................     1.208993         1.565954          104,297
 BlackRock Large Cap Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004..........................................     1.052822         1.172910          296,236
   01/01/2005 to 12/31/2005..........................................     1.172910         1.218820          284,167
   01/01/2006 to 12/31/2006..........................................     1.218820         1.428459          436,332
   01/01/2007 to 12/31/2007..........................................     1.428459         1.450198          481,099
   01/01/2008 to 12/31/2008..........................................     1.450198         0.926134          494,505
   01/01/2009 to 12/31/2009..........................................     0.926134         1.012288          319,122
   01/01/2010 to 12/31/2010..........................................     1.012288         1.084831          242,723
   01/01/2011 to 12/31/2011..........................................     1.084831         1.089272           98,725
   01/01/2012 to 12/31/2012..........................................     1.089272         1.222212           22,716
   01/01/2013 to 12/31/2013..........................................     1.222212         1.584763           14,906
 BlackRock Money Market Sub-Account (Class B)
   01/01/2004 to 12/31/2004..........................................     2.073347         2.053265        2,392,304
   01/01/2005 to 12/31/2005..........................................     2.053265         2.071975        1,942,858
   01/01/2006 to 12/31/2006..........................................     2.071975         2.129857        1,654,762
   01/01/2007 to 12/31/2007..........................................     2.129857         2.194567        1,337,454
   01/01/2008 to 12/31/2008..........................................     2.194567         2.213552        1,887,764
   01/01/2009 to 12/31/2009..........................................     2.213552         2.181749        1,218,369
   01/01/2010 to 12/31/2010..........................................     2.181749         2.144972          633,108
   01/01/2011 to 12/31/2011..........................................     2.144972         2.108912          262,491
   01/01/2012 to 12/31/2012..........................................     2.108912         2.073169          163,256
   01/01/2013 to 12/31/2013..........................................     2.073169         2.038222          151,533
 Clarion Global Real Estate Sub-Account
   05/01/2004 to 12/31/2004..........................................     9.998603        12.807859           20,978
   01/01/2005 to 12/31/2005..........................................    12.807859        14.265628           53,375
   01/01/2006 to 12/31/2006..........................................    14.265628        19.296995           69,941
   01/01/2007 to 12/31/2007..........................................    19.296995        16.123181           75,954
   01/01/2008 to 12/31/2008..........................................    16.123181         9.244955           63,882
   01/01/2009 to 12/31/2009..........................................     9.244955        12.246189           53,859
   01/01/2010 to 12/31/2010..........................................    12.246189        13.979123           44,765
   01/01/2011 to 12/31/2011..........................................    13.979123        12.976144           25,939
   01/01/2012 to 12/31/2012..........................................    12.976144        16.071691           14,778
   01/01/2013 to 12/31/2013..........................................    16.071691        16.361006           13,326

                                                                                AUV AT
                                                                             BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                            -------------- ------------------ --------------
 ClearBridge Aggressive Growth Portfolio II Sub-Account (Class B) (formerly
   Janus Forty Sub-Account (Class B))
   04/30/2007 to 12/31/2007................................................   135.246249       165.578366             817
   01/01/2008 to 12/31/2008................................................   165.578366        94.415952           4,914
   01/01/2009 to 12/31/2009................................................    94.415952       132.604203           5,134
   01/01/2010 to 12/31/2010................................................   132.604203       142.621142           4,593
   01/01/2011 to 12/31/2011................................................   142.621142       129.641895           2,271
   01/01/2012 to 12/31/2012................................................   129.641895       156.141071           1,231
   01/01/2013 to 12/31/2013................................................   156.141071       197.698607             803
 ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class B) and before that Legg
   Mason Partners Aggressive Growth Sub-Account)
   01/01/2004 to 12/31/2004................................................     0.671555         0.715931         445,932
   01/01/2005 to 12/31/2005................................................     0.715931         0.799459         407,403
   01/01/2006 to 12/31/2006................................................     0.799459         0.772355         370,250
   01/01/2007 to 12/31/2007................................................     0.772355         0.776477         342,240
   01/01/2008 to 12/31/2008................................................     0.776477         0.465241         305,692
   01/01/2009 to 12/31/2009................................................     0.465241         0.608165         283,862
   01/01/2010 to 12/31/2010................................................     0.608165         0.740147         320,125
   01/01/2011 to 12/31/2011................................................     0.740147         0.751327          98,910
   01/01/2012 to 12/31/2012................................................     0.751327         0.875296          96,153
   01/01/2013 to 12/31/2013................................................     0.875296         1.252973         104,003
 ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class B) and before that Legg
   Mason Value Equity Sub-Account (Class B))
   05/01/2006 to 12/31/2006................................................     9.159800         9.800548               0
   01/01/2007 to 12/31/2007................................................     9.800548         9.065356             639
   01/01/2008 to 12/31/2008................................................     9.065356         4.044572           2,561
   01/01/2009 to 12/31/2009................................................     4.044572         5.486228           2,612
   01/01/2010 to 12/31/2010................................................     5.486228         5.789419           2,639
   01/01/2011 to 04/29/2011................................................     5.789419         6.149930               0
 ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class E))
   05/02/2011 to 12/31/2011................................................     0.621642         0.562772         422,276
   01/01/2012 to 12/31/2012................................................     0.562772         0.655956          17,497
   01/01/2013 to 12/31/2013................................................     0.655956         0.940589          61,777
 ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class E) and before that Legg
   Mason Value Equity Sub-Account (Class E))
   05/01/2006 to 12/31/2006................................................     0.923573         0.988556         468,108
   01/01/2007 to 12/31/2007................................................     0.988556         0.915323         447,528
   01/01/2008 to 12/31/2008................................................     0.915323         0.408727         528,977
   01/01/2009 to 12/31/2009................................................     0.408727         0.554382         547,036
   01/01/2010 to 12/31/2010................................................     0.554382         0.585236         405,098
   01/01/2011 to 04/29/2011................................................     0.585236         0.621729               0

                                                                         AUV AT
                                                                      BEGINNING OF        AUV AT         ACCUM UNITS
                                                                         PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                     -------------- ------------------ --------------
 Davis Venture Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004.........................................     2.776756         2.982586           55,921
   01/01/2005 to 12/31/2005.........................................     2.982586         3.225573          176,343
   01/01/2006 to 12/31/2006.........................................     3.225573         3.625504          220,820
   01/01/2007 to 12/31/2007.........................................     3.625504         3.718870          281,331
   01/01/2008 to 12/31/2008.........................................     3.718870         2.211124          328,676
   01/01/2009 to 12/31/2009.........................................     2.211124         2.861895          292,582
   01/01/2010 to 12/31/2010.........................................     2.861895         3.143200          205,469
   01/01/2011 to 12/31/2011.........................................     3.143200         2.958395          157,457
   01/01/2012 to 12/31/2012.........................................     2.958395         3.275215          126,879
   01/01/2013 to 12/31/2013.........................................     3.275215         4.294178           98,187
 Davis Venture Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004.........................................     2.729749         3.009453        2,460,437
   01/01/2005 to 12/31/2005.........................................     3.009453         3.258782        2,290,744
   01/01/2006 to 12/31/2006.........................................     3.258782         3.665558        2,055,896
   01/01/2007 to 12/31/2007.........................................     3.665558         3.763142        1,813,207
   01/01/2008 to 12/31/2008.........................................     3.763142         2.239742        1,628,319
   01/01/2009 to 12/31/2009.........................................     2.239742         2.902831        1,507,474
   01/01/2010 to 12/31/2010.........................................     2.902831         3.191169        1,202,741
   01/01/2011 to 12/31/2011.........................................     3.191169         3.006364          454,040
   01/01/2012 to 12/31/2012.........................................     3.006364         3.330816           67,388
   01/01/2013 to 12/31/2013.........................................     3.330816         4.372639           66,720
 Frontier Mid Cap Growth Sub-Account (Class B) (previously BlackRock
   Aggressive Growth Sub-Account (Class B))
   05/01/2004 to 12/31/2004.........................................    31.991746        35.398525                0
   01/01/2005 to 12/31/2005.........................................    35.398525        38.434373              187
   01/01/2006 to 12/31/2006.........................................    38.434373        40.232191               38
   01/01/2007 to 12/31/2007.........................................    40.232191        47.554063              824
   01/01/2008 to 12/31/2008.........................................    47.554063        25.319476            2,396
   01/01/2009 to 12/31/2009.........................................    25.319476        37.105374            2,558
   01/01/2010 to 12/31/2010.........................................    37.105374        41.950169              835
   01/01/2011 to 12/31/2011.........................................    41.950169        39.906203              335
   01/01/2012 to 12/31/2012.........................................    39.906203        43.424753              347
   01/01/2013 to 12/31/2013.........................................    43.424753        56.540130              351
 Harris Oakmark International Sub-Account (Class B)
   01/01/2004 to 12/31/2004.........................................     1.167616         1.383482          235,937
   01/01/2005 to 12/31/2005.........................................     1.383482         1.553879          394,697
   01/01/2006 to 12/31/2006.........................................     1.553879         1.968500          574,031
   01/01/2007 to 12/31/2007.........................................     1.968500         1.913491          473,178
   01/01/2008 to 12/31/2008.........................................     1.913491         1.112032          387,923
   01/01/2009 to 12/31/2009.........................................     1.112032         1.695277          443,564
   01/01/2010 to 12/31/2010.........................................     1.695277         1.940393          329,170
   01/01/2011 to 12/31/2011.........................................     1.940393         1.635777          332,301
   01/01/2012 to 12/31/2012.........................................     1.635777         2.078474          188,181
   01/01/2013 to 12/31/2013.........................................     2.078474         2.666492          176,303

                                                                                 AUV AT
                                                                              BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                 PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                             -------------- ------------------ --------------
 Harris Oakmark International Sub-Account (Class E)
   01/01/2004 to 12/31/2004.................................................   1.169997         1.388191            296,319
   01/01/2005 to 12/31/2005.................................................   1.388191         1.559674            516,442
   01/01/2006 to 12/31/2006.................................................   1.559674         1.977934            694,449
   01/01/2007 to 12/31/2007.................................................   1.977934         1.924969            675,108
   01/01/2008 to 12/31/2008.................................................   1.924969         1.119805            420,800
   01/01/2009 to 12/31/2009.................................................   1.119805         1.709378            479,929
   01/01/2010 to 12/31/2010.................................................   1.709378         1.957976            389,410
   01/01/2011 to 12/31/2011.................................................   1.957976         1.653212            168,378
   01/01/2012 to 12/31/2012.................................................   1.653212         2.100941             17,644
   01/01/2013 to 12/31/2013.................................................   2.100941         2.698581             17,239
 Invesco Balanced-Risk Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012.................................................   1.010663         1.045831                  0
   01/01/2013 to 12/31/2013.................................................   1.045831         1.047337             15,636
 Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap
   Value Sub-Account (Class B))
   04/30/2012 to 12/31/2012.................................................   2.432191         2.495258            139,174
   01/01/2013 to 12/31/2013.................................................   2.495258         3.196658            118,191
 Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap
   Value Sub-Account (Class B) and before that Neuberger Berman Mid Cap
   Value Sub-Account)
   01/01/2004 to 12/31/2004.................................................   1.762691         2.125600          1,027,671
   01/01/2005 to 12/31/2005.................................................   2.125600         2.339149          1,264,582
   01/01/2006 to 12/31/2006.................................................   2.339149         2.557347          1,267,251
   01/01/2007 to 12/31/2007.................................................   2.557347         2.594222          1,136,886
   01/01/2008 to 12/31/2008.................................................   2.594222         1.339502            822,006
   01/01/2009 to 12/31/2009.................................................   1.339502         1.945644            641,896
   01/01/2010 to 12/31/2010.................................................   1.945644         2.411165            525,093
   01/01/2011 to 12/31/2011.................................................   2.411165         2.212383            223,237
   01/01/2012 to 04/27/2012.................................................   2.212383         2.444179                  0
 Invesco Small Cap Growth Sub-account
   01/01/2004 to 12/31/2004.................................................   1.152523         1.205926            292,038
   01/01/2005 to 12/31/2005.................................................   1.205926         1.283661            309,417
   01/01/2006 to 12/31/2006.................................................   1.283661         1.441076            234,759
   01/01/2007 to 12/31/2007.................................................   1.441076         1.573498            288,449
   01/01/2008 to 12/31/2008.................................................   1.573498         0.947791            227,601
   01/01/2009 to 12/31/2009.................................................   0.947791         1.246953            246,777
   01/01/2010 to 12/31/2010.................................................   1.246953         1.546938            199,817
   01/01/2011 to 12/31/2011.................................................   1.546938         1.504472            154,724
   01/01/2012 to 12/31/2012.................................................   1.504472         1.748616             65,736
   01/01/2013 to 12/31/2013.................................................   1.748616         2.409841             71,943
 Jennison Growth Sub-Account (Class B)
   05/01/2005 to 12/31/2005.................................................   0.400842         0.480537             14,379
   01/01/2006 to 12/31/2006.................................................   0.480537         0.484383             14,314
   01/01/2007 to 12/31/2007.................................................   0.484383         0.530405             14,255
   01/01/2008 to 12/31/2008.................................................   0.530405         0.330866             14,183
   01/01/2009 to 12/31/2009.................................................   0.330866         0.453984             18,941
   01/01/2010 to 12/31/2010.................................................   0.453984         0.496833             19,825
   01/01/2011 to 12/31/2011.................................................   0.496833         0.489558             19,054
   01/01/2012 to 12/31/2012.................................................   0.489558         0.556136            138,881
   01/01/2013 to 12/31/2013.................................................   0.556136         0.747603            141,266

                                                                                 AUV AT
                                                                              BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                 PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                             -------------- ------------------ --------------
 Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital
   Appreciation Sub-Account)
   05/01/2005 to 12/31/2005.................................................     7.847731         8.504261           6,071
   01/01/2006 to 12/31/2006.................................................     8.504261         8.998080           5,915
   01/01/2007 to 12/31/2007.................................................     8.998080        10.109556          12,195
   01/01/2008 to 12/31/2008.................................................    10.109556         5.372750          17,905
   01/01/2009 to 12/31/2009.................................................     5.372750         7.590645          14,534
   01/01/2010 to 12/31/2010.................................................     7.590645         8.164005          13,354
   01/01/2011 to 12/31/2011.................................................     8.164005         7.915853          10,053
   01/01/2012 to 04/27/2012.................................................     7.915853         8.896615               0
 Jennison Growth Sub-Account (Class B) (previously Met/Putnam Voyager Sub-
   Account (Class B))
   05/01/2004 to 12/31/2004.................................................     0.417514         0.435000               0
   01/01/2005 to 04/30/2005.................................................     0.435000         0.396050               0
 Jennison Growth Sub-Account (Class E)
   05/01/2005 to 12/31/2005.................................................     0.401132         0.481581         573,507
   01/01/2006 to 12/31/2006.................................................     0.481581         0.485789         464,174
   01/01/2007 to 12/31/2007.................................................     0.485789         0.532686         350,024
   01/01/2008 to 12/31/2008.................................................     0.532686         0.332147         271,749
   01/01/2009 to 12/31/2009.................................................     0.332147         0.456783         205,446
   01/01/2010 to 12/31/2010.................................................     0.456783         0.500469         194,050
   01/01/2011 to 12/31/2011.................................................     0.500469         0.493561          92,642
   01/01/2012 to 12/31/2012.................................................     0.493561         0.560790           5,770
   01/01/2013 to 12/31/2013.................................................     0.560790         0.754802           5,661
 Jennison Growth Sub-Account (Class E) (previously Met/Putnam Voyager Sub-
   Account (Class E))
   01/01/2004 to 12/31/2004.................................................     0.422767         0.435018         729,436
   01/01/2005 to 04/30/2005.................................................     0.435018         0.400005               0
 JPMorgan Global Active Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012.................................................     1.012718         1.047873               0
   01/01/2013 to 12/31/2013.................................................     1.047873         1.143398               0
 Loomis Sayles Global Markets Sub-Account (Class B)
   04/29/2013 to 12/31/2013.................................................    12.826791        14.068624             286
 Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin
   Income Sub-Account (Class B))
   04/28/2008 to 12/31/2008.................................................     9.998137         7.969900               0
   01/01/2009 to 12/31/2009.................................................     7.969900        10.016091           5,993
   01/01/2010 to 12/31/2010.................................................    10.016091        11.011312          26,359
   01/01/2011 to 12/31/2011.................................................    11.011312        11.057144           3,639
   01/01/2012 to 12/31/2012.................................................    11.057144        12.227783           2,522
   01/01/2013 to 04/26/2013.................................................    12.227783        12.751640               0
 Loomis Sayles Small Cap Core Sub-Account (Class B)
   05/01/2004 to 12/31/2004.................................................     2.272561         2.569964          13,507
   01/01/2005 to 12/31/2005.................................................     2.569964         2.695468          40,758
   01/01/2006 to 12/31/2006.................................................     2.695468         3.084636          71,491
   01/01/2007 to 12/31/2007.................................................     3.084636         3.384878         113,031
   01/01/2008 to 12/31/2008.................................................     3.384878         2.127780         136,197
   01/01/2009 to 12/31/2009.................................................     2.127780         2.717966         130,892
   01/01/2010 to 12/31/2010.................................................     2.717966         3.399268          99,567
   01/01/2011 to 12/31/2011.................................................     3.399268         3.353404          83,213
   01/01/2012 to 12/31/2012.................................................     3.353404         3.766964          60,127
   01/01/2013 to 12/31/2013.................................................     3.766964         5.210273          57,018

                                                        AUV AT
                                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                    -------------- ------------------ --------------
 Loomis Sayles Small Cap Core Sub-Account (Class E)
   01/01/2004 to 12/31/2004........................   2.266443         2.589231            589,029
   01/01/2005 to 12/31/2005........................   2.589231         2.718089            564,579
   01/01/2006 to 12/31/2006........................   2.718089         3.113509            518,570
   01/01/2007 to 12/31/2007........................   3.113509         3.419803            457,598
   01/01/2008 to 12/31/2008........................   3.419803         2.151898            375,726
   01/01/2009 to 12/31/2009........................   2.151898         2.751393            285,209
   01/01/2010 to 12/31/2010........................   2.751393         3.444603            214,863
   01/01/2011 to 12/31/2011........................   3.444603         3.401574             86,106
   01/01/2012 to 12/31/2012........................   3.401574         3.824804             29,537
   01/01/2013 to 12/31/2013........................   3.824804         5.295607             20,772
 Loomis Sayles Small Cap Growth Sub-Account
   01/01/2004 to 12/31/2004........................   0.882999         0.964844            773,936
   01/01/2005 to 12/31/2005........................   0.964844         0.990281            670,881
   01/01/2006 to 12/31/2006........................   0.990281         1.068268            631,924
   01/01/2007 to 12/31/2007........................   1.068268         1.095477            596,791
   01/01/2008 to 12/31/2008........................   1.095477         0.632063            448,540
   01/01/2009 to 12/31/2009........................   0.632063         0.805818            484,267
   01/01/2010 to 12/31/2010........................   0.805818         1.040592            400,045
   01/01/2011 to 12/31/2011........................   1.040592         1.051173            110,536
   01/01/2012 to 12/31/2012........................   1.051173         1.145939             60,509
   01/01/2013 to 12/31/2013........................   1.145939         1.671694             59,085
 Lord Abbett Bond Debenture Sub-Account
   01/01/2004 to 12/31/2004........................   1.543333         1.641160          1,476,855
   01/01/2005 to 12/31/2005........................   1.641160         1.637668          1,558,814
   01/01/2006 to 12/31/2006........................   1.637668         1.757429          1,495,392
   01/01/2007 to 12/31/2007........................   1.757429         1.840810          1,545,409
   01/01/2008 to 12/31/2008........................   1.840810         1.473029          1,083,571
   01/01/2009 to 12/31/2009........................   1.473029         1.980755          1,097,019
   01/01/2010 to 12/31/2010........................   1.980755         2.199870            840,733
   01/01/2011 to 12/31/2011........................   2.199870         2.259315            431,185
   01/01/2012 to 12/31/2012........................   2.259315         2.508602            177,726
   01/01/2013 to 12/31/2013........................   2.508602         2.663106            152,416
 Met/Artisan Mid Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004........................   2.914334         3.156174             30,148
   01/01/2005 to 12/31/2005........................   3.156174         3.404362            122,407
   01/01/2006 to 12/31/2006........................   3.404362         3.754589            182,888
   01/01/2007 to 12/31/2007........................   3.754589         3.429814            197,001
   01/01/2008 to 12/31/2008........................   3.429814         1.816266            103,606
   01/01/2009 to 12/31/2009........................   1.816266         2.521303            118,889
   01/01/2010 to 12/31/2010........................   2.521303         2.844702             73,931
   01/01/2011 to 12/31/2011........................   2.844702         2.978376             59,716
   01/01/2012 to 12/31/2012........................   2.978376         3.267012             49,190
   01/01/2013 to 12/31/2013........................   3.267012         4.384621             32,003

                                                                            AUV AT
                                                                         BEGINNING OF        AUV AT         ACCUM UNITS
                                                                            PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                        -------------- ------------------ --------------
 Met/Artisan Mid Cap Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004............................................     2.983451         3.219636       2,546,970
   01/01/2005 to 12/31/2005............................................     3.219636         3.476156       2,326,656
   01/01/2006 to 12/31/2006............................................     3.476156         3.837617       1,986,542
   01/01/2007 to 12/31/2007............................................     3.837617         3.509160       1,714,337
   01/01/2008 to 12/31/2008............................................     3.509160         1.860129       1,353,146
   01/01/2009 to 12/31/2009............................................     1.860129         2.584712       1,248,312
   01/01/2010 to 12/31/2010............................................     2.584712         2.919105         953,360
   01/01/2011 to 12/31/2011............................................     2.919105         3.059362         296,176
   01/01/2012 to 12/31/2012............................................     3.059362         3.359228          46,516
   01/01/2013 to 12/31/2013............................................     3.359228         4.513024          49,428
 Met/Franklin Low Duration Total Return Sub-Account
   05/02/2011 to 12/31/2011............................................     9.987672         9.747194               0
   01/01/2012 to 12/31/2012............................................     9.747194        10.003456           4,916
   01/01/2013 to 12/31/2013............................................    10.003456         9.948991           4,340
 MetLife Aggressive Strategy Sub-Account
   05/02/2011 to 12/31/2011............................................    11.943377        10.208200           9,558
   01/01/2012 to 12/31/2012............................................    10.208200        11.715378           6,834
   01/01/2013 to 12/31/2013............................................    11.715378        14.916570          12,211
 MetLife Aggressive Strategy Sub-Account (previously MetLife Aggressive
   Allocation Sub-Account )
   05/01/2005 to 12/31/2005............................................     9.998603        11.128164             540
   01/01/2006 to 12/31/2006............................................    11.128164        12.654347          46,847
   01/01/2007 to 12/31/2007............................................    12.654347        12.846545          26,256
   01/01/2008 to 12/31/2008............................................    12.846545         7.520818          24,508
   01/01/2009 to 12/31/2009............................................     7.520818         9.722390          26,697
   01/01/2010 to 12/31/2010............................................     9.722390        11.058410          18,787
   01/01/2011 to 04/29/2011............................................    11.058410        11.979508               0
 MetLife Balanced Plus Sub-Account
   04/30/2012 to 12/31/2012............................................     9.970977        10.412592               0
   01/01/2013 to 12/31/2013............................................    10.412592        11.707308               0
 MetLife Conservative Allocation Sub-Account
   05/01/2005 to 12/31/2005............................................     9.998603        10.279023               0
   01/01/2006 to 12/31/2006............................................    10.279023        10.802642               0
   01/01/2007 to 12/31/2007............................................    10.802642        11.211219          48,267
   01/01/2008 to 12/31/2008............................................    11.211219         9.435942         100,091
   01/01/2009 to 12/31/2009............................................     9.435942        11.181033         195,280
   01/01/2010 to 12/31/2010............................................    11.181033        12.097580          90,423
   01/01/2011 to 12/31/2011............................................    12.097580        12.280957          80,387
   01/01/2012 to 12/31/2012............................................    12.280957        13.181119          68,691
   01/01/2013 to 12/31/2013............................................    13.181119        13.514370          59,346
 MetLife Conservative to Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005............................................     9.998603        10.496514               0
   01/01/2006 to 12/31/2006............................................    10.496514        11.292446               0
   01/01/2007 to 12/31/2007............................................    11.292446        11.635181          39,211
   01/01/2008 to 12/31/2008............................................    11.635181         8.968213          72,688
   01/01/2009 to 12/31/2009............................................     8.968213        10.904677         178,040
   01/01/2010 to 12/31/2010............................................    10.904677        11.956673         169,849
   01/01/2011 to 12/31/2011............................................    11.956673        11.878867         132,101
   01/01/2012 to 12/31/2012............................................    11.878867        13.016074         170,054
   01/01/2013 to 12/31/2013............................................    13.016074        14.194717         168,164
 MetLife Growth Strategy Sub-Account (Class B)
   04/29/2013 to 12/31/2013............................................    11.455281        13.031505               0

                                                                            AUV AT
                                                                         BEGINNING OF        AUV AT         ACCUM UNITS
                                                                            PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                        -------------- ------------------ --------------
 MetLife Growth Strategy Sub-Account (Class B) (previously Met/Franklin
   Templeton Founding Strategy Sub-Account (Class B))
   04/28/2008 to 12/31/2008............................................     9.998137         7.019107           12,383
   01/01/2009 to 12/31/2009............................................     7.019107         8.871078           13,238
   01/01/2010 to 12/31/2010............................................     8.871078         9.597761           13,138
   01/01/2011 to 12/31/2011............................................     9.597761         9.270180                0
   01/01/2012 to 12/31/2012............................................     9.270180        10.582532                0
   01/01/2013 to 04/26/2013............................................    10.582532        11.381805                0
 MetLife Mid Cap Stock Index Sub-Account
   01/01/2004 to 12/31/2004............................................     1.131880         1.287679        1,292,709
   01/01/2005 to 12/31/2005............................................     1.287679         1.418226        1,244,948
   01/01/2006 to 12/31/2006............................................     1.418226         1.531392        1,153,007
   01/01/2007 to 12/31/2007............................................     1.531392         1.618600        1,007,718
   01/01/2008 to 12/31/2008............................................     1.618600         1.012356          732,310
   01/01/2009 to 12/31/2009............................................     1.012356         1.361318          565,490
   01/01/2010 to 12/31/2010............................................     1.361318         1.686302          485,747
   01/01/2011 to 12/31/2011............................................     1.686302         1.621668          157,823
   01/01/2012 to 12/31/2012............................................     1.621668         1.870460           78,793
   01/01/2013 to 12/31/2013............................................     1.870460         2.442667           61,779
 MetLife Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005............................................     9.998603        10.726853           27,797
   01/01/2006 to 12/31/2006............................................    10.726853        11.795149           41,493
   01/01/2007 to 12/31/2007............................................    11.795149        12.099222          125,444
   01/01/2008 to 12/31/2008............................................    12.099222         8.488806          250,401
   01/01/2009 to 12/31/2009............................................     8.488806        10.559881          190,997
   01/01/2010 to 12/31/2010............................................    10.559881        11.749387          213,720
   01/01/2011 to 12/31/2011............................................    11.749387        11.393619          107,441
   01/01/2012 to 12/31/2012............................................    11.393619        12.683694           86,813
   01/01/2013 to 12/31/2013............................................    12.683694        14.712562           81,131
 MetLife Moderate to Aggressive Allocation Sub-Account
   05/01/2005 to 12/31/2005............................................     9.998603        10.952259           23,501
   01/01/2006 to 12/31/2006............................................    10.952259        12.298957          109,919
   01/01/2007 to 12/31/2007............................................    12.298957        12.556012          180,678
   01/01/2008 to 12/31/2008............................................    12.556012         8.009019          218,493
   01/01/2009 to 12/31/2009............................................     8.009019        10.164881          198,469
   01/01/2010 to 12/31/2010............................................    10.164881        11.462612          151,651
   01/01/2011 to 12/31/2011............................................    11.462612        10.844681          132,049
   01/01/2012 to 12/31/2012............................................    10.844681        12.301324          121,551
   01/01/2013 to 12/31/2013............................................    12.301324        15.034246          117,275
 MetLife Multi-Index Targeted Risk Sub-Account (Class B)
   04/29/2013 to 12/31/2013............................................    10.781562        11.250795                0
 MetLife Stock Index Sub-Account
   01/01/2004 to 12/31/2004............................................     3.243457         3.516405          740,790
   01/01/2005 to 12/31/2005............................................     3.516405         3.608581          608,861
   01/01/2006 to 12/31/2006............................................     3.608581         4.086709          561,972
   01/01/2007 to 12/31/2007............................................     4.086709         4.217311          449,420
   01/01/2008 to 12/31/2008............................................     4.217311         2.601189          333,143
   01/01/2009 to 12/31/2009............................................     2.601189         3.220221          291,997
   01/01/2010 to 12/31/2010............................................     3.220221         3.624732          238,021
   01/01/2011 to 12/31/2011............................................     3.624732         3.622034           53,193
   01/01/2012 to 12/31/2012............................................     3.622034         4.110039            5,030
   01/01/2013 to 12/31/2013............................................     4.110039         5.321654            5,337

                                                                                              AUV AT
                                                                                           BEGINNING OF
                                                                                              PERIOD
                                                                                          --------------
 MFS(Reg. TM) Investors Trust Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................................   7.575560
   01/01/2005 to 12/31/2005..............................................................   8.381102
   01/01/2006 to 04/30/2006..............................................................   8.808945
 MFS(Reg. TM) Investors Trust Sub-Account (Class E)
   01/01/2004 to 12/31/2004..............................................................   0.770805
   01/01/2005 to 12/31/2005..............................................................   0.843241
   01/01/2006 to 04/30/2006..............................................................   0.888045
 MFS(Reg. TM) Investors Trust Sub-Account (previously MFS(Reg. TM) Research Managers Sub-
   Account)
   01/01/2004 to 04/30/2004..............................................................   0.788920
 MFS(Reg. TM) Research International Sub-Account
   01/01/2004 to 12/31/2004..............................................................   0.951860
   01/01/2005 to 12/31/2005..............................................................   1.118812
   01/01/2006 to 12/31/2006..............................................................   1.280653
   01/01/2007 to 12/31/2007..............................................................   1.593596
   01/01/2008 to 12/31/2008..............................................................   1.774809
   01/01/2009 to 12/31/2009..............................................................   1.005603
   01/01/2010 to 12/31/2010..............................................................   1.300730
   01/01/2011 to 12/31/2011..............................................................   1.424664
   01/01/2012 to 12/31/2012..............................................................   1.250618
   01/01/2013 to 12/31/2013..............................................................   1.434844
 MFS(Reg. TM) Total Return Sub-Account
   05/01/2004 to 12/31/2004..............................................................   3.493549
   01/01/2005 to 12/31/2005..............................................................   3.791151
   01/01/2006 to 12/31/2006..............................................................   3.833686
   01/01/2007 to 12/31/2007..............................................................   4.219038
   01/01/2008 to 12/31/2008..............................................................   4.318319
   01/01/2009 to 12/31/2009..............................................................   3.296560
   01/01/2010 to 12/31/2010..............................................................   3.834217
   01/01/2011 to 12/31/2011..............................................................   4.138958
   01/01/2012 to 12/31/2012..............................................................   4.157193
   01/01/2013 to 12/31/2013..............................................................   4.548913
 MFS(Reg. TM) Total Return Sub-Account (previously Balanced Sub-Account)
   01/01/2004 to 04/30/2004..............................................................   1.437415
 MFS(Reg. TM) Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................................   1.193642
   01/01/2005 to 12/31/2005..............................................................   1.285543
   01/01/2006 to 12/31/2006..............................................................   1.243075
   01/01/2007 to 12/31/2007..............................................................   1.440192
   01/01/2008 to 12/31/2008..............................................................   1.358781
   01/01/2009 to 12/31/2009..............................................................   0.885593
   01/01/2010 to 12/31/2010..............................................................   1.049889
   01/01/2011 to 12/31/2011..............................................................   1.147593
   01/01/2012 to 12/31/2012..............................................................   1.135498
   01/01/2013 to 12/31/2013..............................................................   1.298420



                                                                                                AUV AT         ACCUM UNITS
                                                                                           ENDING OF PERIOD   END OF PERIOD
                                                                                          ------------------ --------------
 MFS(Reg. TM) Investors Trust Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................................     8.381102                  0
   01/01/2005 to 12/31/2005..............................................................     8.808945                  0
   01/01/2006 to 04/30/2006..............................................................     9.197654                  0
 MFS(Reg. TM) Investors Trust Sub-Account (Class E)
   01/01/2004 to 12/31/2004..............................................................     0.843241            695,894
   01/01/2005 to 12/31/2005..............................................................     0.888045            564,704
   01/01/2006 to 04/30/2006..............................................................     0.927533                  0
 MFS(Reg. TM) Investors Trust Sub-Account (previously MFS(Reg. TM) Research Managers Sub-
   Account)
   01/01/2004 to 04/30/2004..............................................................     0.802410            225,884
 MFS(Reg. TM) Research International Sub-Account
   01/01/2004 to 12/31/2004..............................................................     1.118812            645,800
   01/01/2005 to 12/31/2005..............................................................     1.280653            709,181
   01/01/2006 to 12/31/2006..............................................................     1.593596            715,546
   01/01/2007 to 12/31/2007..............................................................     1.774809          1,005,421
   01/01/2008 to 12/31/2008..............................................................     1.005603          1,381,235
   01/01/2009 to 12/31/2009..............................................................     1.300730          1,017,383
   01/01/2010 to 12/31/2010..............................................................     1.424664            651,265
   01/01/2011 to 12/31/2011..............................................................     1.250618            317,139
   01/01/2012 to 12/31/2012..............................................................     1.434844            183,088
   01/01/2013 to 12/31/2013..............................................................     1.682319            156,009
 MFS(Reg. TM) Total Return Sub-Account
   05/01/2004 to 12/31/2004..............................................................     3.791151              5,563
   01/01/2005 to 12/31/2005..............................................................     3.833686            703,520
   01/01/2006 to 12/31/2006..............................................................     4.219038            659,330
   01/01/2007 to 12/31/2007..............................................................     4.318319            559,692
   01/01/2008 to 12/31/2008..............................................................     3.296560            443,038
   01/01/2009 to 12/31/2009..............................................................     3.834217            408,466
   01/01/2010 to 12/31/2010..............................................................     4.138958            315,561
   01/01/2011 to 12/31/2011..............................................................     4.157193            129,934
   01/01/2012 to 12/31/2012..............................................................     4.548913             42,864
   01/01/2013 to 12/31/2013..............................................................     5.308534             40,736
 MFS(Reg. TM) Total Return Sub-Account (previously Balanced Sub-Account)
   01/01/2004 to 04/30/2004..............................................................     1.423459          1,653,745
 MFS(Reg. TM) Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................................     1.285543             17,312
   01/01/2005 to 12/31/2005..............................................................     1.243075             65,365
   01/01/2006 to 12/31/2006..............................................................     1.440192             72,160
   01/01/2007 to 12/31/2007..............................................................     1.358781             90,982
   01/01/2008 to 12/31/2008..............................................................     0.885593             90,331
   01/01/2009 to 12/31/2009..............................................................     1.049889             83,036
   01/01/2010 to 12/31/2010..............................................................     1.147593             61,842
   01/01/2011 to 12/31/2011..............................................................     1.135498             59,837
   01/01/2012 to 12/31/2012..............................................................     1.298420             31,968
   01/01/2013 to 12/31/2013..............................................................     1.728262             47,333

                                                                                       AUV AT
                                                                                    BEGINNING OF
                                                                                       PERIOD
                                                                                   --------------
 MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
   (Class B))
   05/01/2004 to 12/31/2004.......................................................   2.226431
   01/01/2005 to 12/31/2005.......................................................   2.506373
   01/01/2006 to 12/31/2006.......................................................   2.721300
   01/01/2007 to 12/31/2007.......................................................   2.987529
   01/01/2008 to 12/31/2008.......................................................   3.052602
   01/01/2009 to 12/31/2009.......................................................   1.827543
   01/01/2010 to 12/31/2010.......................................................   2.182789
   01/01/2011 to 12/31/2011.......................................................   2.452417
   01/01/2012 to 12/31/2012.......................................................   2.257219
   01/01/2013 to 04/26/2013.......................................................   2.562275
 MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
   Sub-Account (Class B))
   04/28/2008 to 12/31/2008.......................................................   9.998137
   01/01/2009 to 12/31/2009.......................................................   6.586494
   01/01/2010 to 12/31/2010.......................................................   8.086847
   01/01/2011 to 12/31/2011.......................................................   8.827011
   01/01/2012 to 12/31/2012.......................................................   8.631059
   01/01/2013 to 04/26/2013.......................................................   9.665608
 MFS(Reg. TM) Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004.......................................................   1.181930
   01/01/2005 to 12/31/2005.......................................................   1.293149
   01/01/2006 to 12/31/2006.......................................................   1.251800
   01/01/2007 to 12/31/2007.......................................................   1.451467
   01/01/2008 to 12/31/2008.......................................................   1.370811
   01/01/2009 to 12/31/2009.......................................................   0.894674
   01/01/2010 to 12/31/2010.......................................................   1.061411
   01/01/2011 to 12/31/2011.......................................................   1.160961
   01/01/2012 to 12/31/2012.......................................................   1.150630
   01/01/2013 to 12/31/2013.......................................................   1.316572
 MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
   (Class E))
   01/01/2004 to 12/31/2004.......................................................   2.265506
   01/01/2005 to 12/31/2005.......................................................   2.529282
   01/01/2006 to 12/31/2006.......................................................   2.748572
   01/01/2007 to 12/31/2007.......................................................   3.020387
   01/01/2008 to 12/31/2008.......................................................   3.089208
   01/01/2009 to 12/31/2009.......................................................   1.851550
   01/01/2010 to 12/31/2010.......................................................   2.214600
   01/01/2011 to 12/31/2011.......................................................   2.490749
   01/01/2012 to 12/31/2012.......................................................   2.294629
   01/01/2013 to 04/26/2013.......................................................   2.607405
 Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010.......................................................   1.237511
   01/01/2011 to 12/31/2011.......................................................   1.434409
   01/01/2012 to 12/31/2012.......................................................   1.312657
   01/01/2013 to 12/31/2013.......................................................   1.410192
 Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap
   Opportunities Sub-Account)
   01/01/2004 to 04/30/2004.......................................................   1.129771



                                                                                         AUV AT         ACCUM UNITS
                                                                                    ENDING OF PERIOD   END OF PERIOD
                                                                                   ------------------ --------------
 MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
   (Class B))
   05/01/2004 to 12/31/2004.......................................................       2.506373               0
   01/01/2005 to 12/31/2005.......................................................       2.721300          15,858
   01/01/2006 to 12/31/2006.......................................................       2.987529          14,992
   01/01/2007 to 12/31/2007.......................................................       3.052602          14,965
   01/01/2008 to 12/31/2008.......................................................       1.827543          11,724
   01/01/2009 to 12/31/2009.......................................................       2.182789          14,074
   01/01/2010 to 12/31/2010.......................................................       2.452417          12,587
   01/01/2011 to 12/31/2011.......................................................       2.257219          12,488
   01/01/2012 to 12/31/2012.......................................................       2.562275          10,562
   01/01/2013 to 04/26/2013.......................................................       2.818262               0
 MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
   Sub-Account (Class B))
   04/28/2008 to 12/31/2008.......................................................       6.586494           3,794
   01/01/2009 to 12/31/2009.......................................................       8.086847           5,411
   01/01/2010 to 12/31/2010.......................................................       8.827011           9,222
   01/01/2011 to 12/31/2011.......................................................       8.631059           1,664
   01/01/2012 to 12/31/2012.......................................................       9.665608               0
   01/01/2013 to 04/26/2013.......................................................      10.577718               0
 MFS(Reg. TM) Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004.......................................................       1.293149         949,348
   01/01/2005 to 12/31/2005.......................................................       1.251800         914,208
   01/01/2006 to 12/31/2006.......................................................       1.451467         723,318
   01/01/2007 to 12/31/2007.......................................................       1.370811         630,985
   01/01/2008 to 12/31/2008.......................................................       0.894674         443,787
   01/01/2009 to 12/31/2009.......................................................       1.061411         459,411
   01/01/2010 to 12/31/2010.......................................................       1.160961         374,285
   01/01/2011 to 12/31/2011.......................................................       1.150630         166,928
   01/01/2012 to 12/31/2012.......................................................       1.316572          10,643
   01/01/2013 to 12/31/2013.......................................................       1.755633          15,527
 MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
   (Class E))
   01/01/2004 to 12/31/2004.......................................................       2.529282         161,402
   01/01/2005 to 12/31/2005.......................................................       2.748572         156,798
   01/01/2006 to 12/31/2006.......................................................       3.020387         237,001
   01/01/2007 to 12/31/2007.......................................................       3.089208         185,382
   01/01/2008 to 12/31/2008.......................................................       1.851550         150,035
   01/01/2009 to 12/31/2009.......................................................       2.214600         122,476
   01/01/2010 to 12/31/2010.......................................................       2.490749          88,879
   01/01/2011 to 12/31/2011.......................................................       2.294629          37,556
   01/01/2012 to 12/31/2012.......................................................       2.607405           4,615
   01/01/2013 to 04/26/2013.......................................................       2.868919               0
 Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010.......................................................       1.434409         266,450
   01/01/2011 to 12/31/2011.......................................................       1.312657         153,009
   01/01/2012 to 12/31/2012.......................................................       1.410192          64,793
   01/01/2013 to 12/31/2013.......................................................       1.927468          53,185
 Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap
   Opportunities Sub-Account)
   01/01/2004 to 04/30/2004.......................................................       1.118440         309,471

                                                                                AUV AT
                                                                             BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                            -------------- ------------------ --------------
 Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap
   Opportunities Sub-Account and before that Janus Mid Cap Sub-Account))
   01/01/2004 to 12/31/2004................................................   1.403054         1.611447           327,760
   01/01/2005 to 12/31/2005................................................   1.611447         1.689930           270,853
   01/01/2006 to 12/31/2006................................................   1.689930         1.853564           264,675
   01/01/2007 to 12/31/2007................................................   1.853564         1.969941           265,504
   01/01/2008 to 12/31/2008................................................   1.969941         0.863100           342,225
   01/01/2009 to 12/31/2009................................................   0.863100         1.133090           402,885
   01/01/2010 to 04/30/2010................................................   1.133090         1.225142                 0
 MSCI EAFE(Reg. TM) Index Sub-Account
   01/01/2004 to 12/31/2004................................................   0.931131         1.091812           794,122
   01/01/2005 to 12/31/2005................................................   1.091812         1.212282           787,078
   01/01/2006 to 12/31/2006................................................   1.212282         1.495198           707,346
   01/01/2007 to 12/31/2007................................................   1.495198         1.624495           761,825
   01/01/2008 to 12/31/2008................................................   1.624495         0.923080           644,186
   01/01/2009 to 12/31/2009................................................   0.923080         1.164240           544,586
   01/01/2010 to 12/31/2010................................................   1.164240         1.235202           450,370
   01/01/2011 to 12/31/2011................................................   1.235202         1.060802           191,327
   01/01/2012 to 12/31/2012................................................   1.060802         1.230796           125,063
   01/01/2013 to 12/31/2013................................................   1.230796         1.470466            75,937
 Neuberger Berman Genesis Sub-account (previously BlackRock Strategic Value
   Sub-Account (Class B))
   05/01/2004 to 12/31/2004................................................   1.592726         1.788307            50,656
   01/01/2005 to 12/31/2005................................................   1.788307         1.826993           141,124
   01/01/2006 to 12/31/2006................................................   1.826993         2.091634           242,821
   01/01/2007 to 12/31/2007................................................   2.091634         1.980277           267,315
   01/01/2008 to 12/31/2008................................................   1.980277         1.196189           108,295
   01/01/2009 to 12/31/2009................................................   1.196189         1.326957           127,623
   01/01/2010 to 12/31/2010................................................   1.326957         1.583027            80,028
   01/01/2011 to 12/31/2011................................................   1.583027         1.642103            56,533
   01/01/2012 to 12/31/2012................................................   1.642103         1.771727            44,400
   01/01/2013 to 12/31/2013................................................   1.771727         2.407074           111,710
 Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap
   Sub-Account (Class B))
   01/01/2004 to 12/31/2004................................................   1.194645         1.343604           300,534
   01/01/2005 to 12/31/2005................................................   1.343604         1.427477           312,243
   01/01/2006 to 12/31/2006................................................   1.427477         1.609442           290,961
   01/01/2007 to 12/31/2007................................................   1.609442         1.539282           352,118
   01/01/2008 to 12/31/2008................................................   1.539282         0.933660           342,723
   01/01/2009 to 12/31/2009................................................   0.933660         1.255366           328,210
   01/01/2010 to 12/31/2010................................................   1.255366         1.516350           291,596
   01/01/2011 to 12/31/2011................................................   1.516350         1.412181           160,760
   01/01/2012 to 12/31/2012................................................   1.412181         1.461632           110,549
   01/01/2013 to 04/26/2013................................................   1.461632         1.583301                 0

                                                                                AUV AT
                                                                             BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                            -------------- ------------------ --------------
 Neuberger Berman Genesis Sub-account (previously BlackRock Strategic Value
   Sub-Account (Class E))
   01/01/2004 to 12/31/2004................................................     1.583394         1.792726        2,961,741
   01/01/2005 to 12/31/2005................................................     1.792726         1.832328        2,494,706
   01/01/2006 to 12/31/2006................................................     1.832328         2.101329        2,221,721
   01/01/2007 to 12/31/2007................................................     2.101329         1.991820        1,895,249
   01/01/2008 to 12/31/2008................................................     1.991820         1.204228        1,427,576
   01/01/2009 to 12/31/2009................................................     1.204228         1.336903        1,426,681
   01/01/2010 to 12/31/2010................................................     1.336903         1.596346        1,014,755
   01/01/2011 to 12/31/2011................................................     1.596346         1.656732          374,563
   01/01/2012 to 12/31/2012................................................     1.656732         1.789928           80,944
   01/01/2013 to 12/31/2013................................................     1.789928         2.435043           79,066
 Oppenheimer Global Equity Sub-Account (Class B)
   05/01/2004 to 12/31/2004................................................    12.481349        14.369004                0
   01/01/2005 to 12/31/2005................................................    14.369004        16.384971            3,781
   01/01/2006 to 12/31/2006................................................    16.384971        18.743653           12,093
   01/01/2007 to 12/31/2007................................................    18.743653        19.579813           22,376
   01/01/2008 to 12/31/2008................................................    19.579813        11.441724           15,227
   01/01/2009 to 12/31/2009................................................    11.441724        15.726065           13,342
   01/01/2010 to 12/31/2010................................................    15.726065        17.923639           13,290
   01/01/2011 to 12/31/2011................................................    17.923639        16.140864            6,028
   01/01/2012 to 12/31/2012................................................    16.140864        19.227443            5,757
   01/01/2013 to 12/31/2013................................................    19.227443        24.028778            6,558
 Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton
   Growth Sub-Account (Class B))
   04/28/2008 to 12/31/2008................................................     9.998137         6.555702                0
   01/01/2009 to 12/31/2009................................................     6.555702         8.547677                0
   01/01/2010 to 12/31/2010................................................     8.547677         9.047275              169
   01/01/2011 to 12/31/2011................................................     9.047275         8.281567              117
   01/01/2012 to 12/31/2012................................................     8.281567         9.949837                0
   01/01/2013 to 04/26/2013................................................     9.949837        10.567632                0
 PIMCO Inflation Protection Bond Sub-Account
   05/01/2006 to 12/31/2006................................................    10.896863        10.981503            3,734
   01/01/2007 to 12/31/2007................................................    10.981503        11.961113            3,389
   01/01/2008 to 12/31/2008................................................    11.961113        10.948834           88,179
   01/01/2009 to 12/31/2009................................................    10.948834        12.707142           86,276
   01/01/2010 to 12/31/2010................................................    12.707142        13.462578          102,576
   01/01/2011 to 12/31/2011................................................    13.462578        14.710908           46,058
   01/01/2012 to 12/31/2012................................................    14.710908        15.782267           24,250
   01/01/2013 to 12/31/2013................................................    15.782267        14.077056           19,532
 PIMCO Total Return Sub-Account
   01/01/2004 to 12/31/2004................................................     1.158024         1.195156        5,534,458
   01/01/2005 to 12/31/2005................................................     1.195156         1.201476        5,367,521
   01/01/2006 to 12/31/2006................................................     1.201476         1.234645        4,855,271
   01/01/2007 to 12/31/2007................................................     1.234645         1.305537        4,450,840
   01/01/2008 to 12/31/2008................................................     1.305537         1.288733        3,648,880
   01/01/2009 to 12/31/2009................................................     1.288733         1.495442        3,404,321
   01/01/2010 to 12/31/2010................................................     1.495442         1.590365        2,932,590
   01/01/2011 to 12/31/2011................................................     1.590365         1.613189        1,195,889
   01/01/2012 to 12/31/2012................................................     1.613189         1.732883          408,096
   01/01/2013 to 12/31/2013................................................     1.732883         1.671040          340,761
 Pyramis(Reg. TM) Government Income Sub-Account
   04/30/2012 to 12/31/2012................................................    10.740046        10.884172                0
   01/01/2013 to 12/31/2013................................................    10.884172        10.217080                0

                                                          AUV AT
                                                       BEGINNING OF        AUV AT         ACCUM UNITS
                                                          PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                      -------------- ------------------ --------------
 Pyramis(Reg. TM) Managed Risk Sub-Account (Class B)
   04/29/2013 to 12/31/2013..........................    10.215259        10.730608               0
 Russell 2000(Reg. TM) Index Sub-Account
   01/01/2004 to 12/31/2004..........................     1.311881         1.514155         535,835
   01/01/2005 to 12/31/2005..........................     1.514155         1.552724         501,978
   01/01/2006 to 12/31/2006..........................     1.552724         1.795008         529,665
   01/01/2007 to 12/31/2007..........................     1.795008         1.734506         475,069
   01/01/2008 to 12/31/2008..........................     1.734506         1.131011         316,456
   01/01/2009 to 12/31/2009..........................     1.131011         1.397279         283,758
   01/01/2010 to 12/31/2010..........................     1.397279         1.738860         179,507
   01/01/2011 to 12/31/2011..........................     1.738860         1.636314         110,490
   01/01/2012 to 12/31/2012..........................     1.636314         1.866802          17,905
   01/01/2013 to 12/31/2013..........................     1.866802         2.536124          16,222
 Schroders Global Multi-Asset Sub-Account
   04/30/2012 to 12/31/2012..........................     1.010696         1.065948               0
   01/01/2013 to 12/31/2013..........................     1.065948         1.153942               0
 SSgA Growth and Income ETF Sub-Account
   05/01/2006 to 12/31/2006..........................    10.495088        11.119315               0
   01/01/2007 to 12/31/2007..........................    11.119315        11.521036           1,083
   01/01/2008 to 12/31/2008..........................    11.521036         8.487882           8,005
   01/01/2009 to 12/31/2009..........................     8.487882        10.421601          78,832
   01/01/2010 to 12/31/2010..........................    10.421601        11.500012         127,506
   01/01/2011 to 12/31/2011..........................    11.500012        11.426536          78,164
   01/01/2012 to 12/31/2012..........................    11.426536        12.675878          15,860
   01/01/2013 to 12/31/2013..........................    12.675878        14.073774          15,782
 SSgA Growth ETF Sub-Account
   05/01/2006 to 12/31/2006..........................    10.685630        11.373171             625
   01/01/2007 to 12/31/2007..........................    11.373171        11.808653               0
   01/01/2008 to 12/31/2008..........................    11.808653         7.781685               0
   01/01/2009 to 12/31/2009..........................     7.781685         9.876750           7,710
   01/01/2010 to 12/31/2010..........................     9.876750        11.084748          12,965
   01/01/2011 to 12/31/2011..........................    11.084748        10.666243           5,685
   01/01/2012 to 12/31/2012..........................    10.666243        12.061785             551
   01/01/2013 to 12/31/2013..........................    12.061785        14.001609             312
 T. Rowe Price Large Cap Growth Sub-Account (Class B)
   05/01/2004 to 12/31/2004..........................     1.098467         1.187953          11,541
   01/01/2005 to 12/31/2005..........................     1.187953         1.241890         129,605
   01/01/2006 to 12/31/2006..........................     1.241890         1.378305         151,455
   01/01/2007 to 12/31/2007..........................     1.378305         1.478947         219,446
   01/01/2008 to 12/31/2008..........................     1.478947         0.843244         245,924
   01/01/2009 to 12/31/2009..........................     0.843244         1.185821         224,946
   01/01/2010 to 12/31/2010..........................     1.185821         1.361049         169,972
   01/01/2011 to 12/31/2011..........................     1.361049         1.320286         154,568
   01/01/2012 to 12/31/2012..........................     1.320286         1.540302         116,517
   01/01/2013 to 12/31/2013..........................     1.540302         2.101436         191,016

                                                                          AUV AT
                                                                       BEGINNING OF        AUV AT         ACCUM UNITS
                                                                          PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                      -------------- ------------------ --------------
 T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM
   Technology Sub-Account (Class B))
   01/01/2004 to 12/31/2004..........................................   0.456051         0.429009          1,186,422
   01/01/2005 to 12/31/2005..........................................   0.429009         0.468262          1,144,765
   01/01/2006 to 12/31/2006..........................................   0.468262         0.485004            880,683
   01/01/2007 to 12/31/2007..........................................   0.485004         0.627091            674,926
   01/01/2008 to 12/31/2008..........................................   0.627091         0.342443            653,831
   01/01/2009 to 12/31/2009..........................................   0.342443         0.535225            683,083
   01/01/2010 to 12/31/2010..........................................   0.535225         0.671918            696,633
   01/01/2011 to 12/31/2011..........................................   0.671918         0.595245            442,899
   01/01/2012 to 12/31/2012..........................................   0.595245         0.656071            246,567
   01/01/2013 to 04/26/2013..........................................   0.656071         0.685413                  0
 T. Rowe Price Mid Cap Growth Sub-Account
   01/01/2004 to 12/31/2004..........................................   0.607194         0.703329            811,663
   01/01/2005 to 12/31/2005..........................................   0.703329         0.792654          1,209,925
   01/01/2006 to 12/31/2006..........................................   0.792654         0.827366          1,238,714
   01/01/2007 to 12/31/2007..........................................   0.827366         0.956803          1,432,615
   01/01/2008 to 12/31/2008..........................................   0.956803         0.566729          1,106,900
   01/01/2009 to 12/31/2009..........................................   0.566729         0.810537          1,072,536
   01/01/2010 to 12/31/2010..........................................   0.810537         1.017488            968,655
   01/01/2011 to 12/31/2011..........................................   1.017488         0.983888            490,169
   01/01/2012 to 12/31/2012..........................................   0.983888         1.099563            350,986
   01/01/2013 to 12/31/2013..........................................   1.099563         1.476465            308,932
 T. Rowe Price Small Cap Growth Sub-Account
   05/01/2004 to 12/31/2004..........................................   1.211782         1.289331              2,226
   01/01/2005 to 12/31/2005..........................................   1.289331         1.403494            101,287
   01/01/2006 to 12/31/2006..........................................   1.403494         1.429965            123,083
   01/01/2007 to 12/31/2007..........................................   1.429965         1.539738            115,234
   01/01/2008 to 12/31/2008..........................................   1.539738         0.963951             57,713
   01/01/2009 to 12/31/2009..........................................   0.963951         1.313847             47,524
   01/01/2010 to 12/31/2010..........................................   1.313847         1.739462             74,534
   01/01/2011 to 12/31/2011..........................................   1.739462         1.734949             79,163
   01/01/2012 to 12/31/2012..........................................   1.734949         1.976892             73,663
   01/01/2013 to 12/31/2013..........................................   1.976892         2.802094             80,354
 Western Asset Management Strategic Bond Opportunities Sub-Account
   (Class B)
   05/01/2004 to 12/31/2004..........................................   1.813275         1.918495             31,750
   01/01/2005 to 12/31/2005..........................................   1.918495         1.934564            130,239
   01/01/2006 to 12/31/2006..........................................   1.934564         1.993820            137,490
   01/01/2007 to 12/31/2007..........................................   1.993820         2.032630            132,878
   01/01/2008 to 12/31/2008..........................................   2.032630         1.694074            110,433
   01/01/2009 to 12/31/2009..........................................   1.694074         2.196715             93,625
   01/01/2010 to 12/31/2010..........................................   2.196715         2.428694             60,548
   01/01/2011 to 12/31/2011..........................................   2.428694         2.527196             53,496
   01/01/2012 to 12/31/2012..........................................   2.527196         2.764952             45,308
   01/01/2013 to 12/31/2013..........................................   2.764952         2.740822             45,382

                                                                       AUV AT
                                                                    BEGINNING OF        AUV AT         ACCUM UNITS
                                                                       PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                   -------------- ------------------ --------------
 Western Asset Management Strategic Bond Opportunities Sub-Account
   (Class E)
   01/01/2004 to 12/31/2004.......................................     1.849097         1.935587        1,585,780
   01/01/2005 to 12/31/2005.......................................     1.935587         1.953901        1,439,913
   01/01/2006 to 12/31/2006.......................................     1.953901         2.014319        1,330,272
   01/01/2007 to 12/31/2007.......................................     2.014319         2.057184        1,278,719
   01/01/2008 to 12/31/2008.......................................     2.057184         1.716743          841,928
   01/01/2009 to 12/31/2009.......................................     1.716743         2.227518          762,744
   01/01/2010 to 12/31/2010.......................................     2.227518         2.466432          545,980
   01/01/2011 to 12/31/2011.......................................     2.466432         2.568656          210,922
   01/01/2012 to 12/31/2012.......................................     2.568656         2.810415           50,717
   01/01/2013 to 12/31/2013.......................................     2.810415         2.788878           52,326
 Western Asset Management U.S. Government Sub-Account (Class B)
   05/01/2004 to 12/31/2004.......................................     1.498756         1.531441           77,187
   01/01/2005 to 12/31/2005.......................................     1.531441         1.526638          174,838
   01/01/2006 to 12/31/2006.......................................     1.526638         1.559734          206,693
   01/01/2007 to 12/31/2007.......................................     1.559734         1.595148          207,731
   01/01/2008 to 12/31/2008.......................................     1.595148         1.559842          195,938
   01/01/2009 to 12/31/2009.......................................     1.559842         1.596123          180,311
   01/01/2010 to 12/31/2010.......................................     1.596123         1.655411          165,490
   01/01/2011 to 12/31/2011.......................................     1.655411         1.713284          153,012
   01/01/2012 to 12/31/2012.......................................     1.713284         1.735584          154,653
   01/01/2013 to 12/31/2013.......................................     1.735584         1.690881          172,232
 Western Asset Management U.S. Government Sub-Account (Class E)
   01/01/2004 to 12/31/2004.......................................     1.527621         1.543931        1,709,312
   01/01/2005 to 12/31/2005.......................................     1.543931         1.541954        1,548,201
   01/01/2006 to 12/31/2006.......................................     1.541954         1.576295        1,299,216
   01/01/2007 to 12/31/2007.......................................     1.576295         1.613619        1,117,633
   01/01/2008 to 12/31/2008.......................................     1.613619         1.579556          774,143
   01/01/2009 to 12/31/2009.......................................     1.579556         1.617933          709,102
   01/01/2010 to 12/31/2010.......................................     1.617933         1.680869          503,685
   01/01/2011 to 12/31/2011.......................................     1.680869         1.739899          113,533
   01/01/2012 to 12/31/2012.......................................     1.739899         1.764252           42,437
   01/01/2013 to 12/31/2013.......................................     1.764252         1.721513           47,402
 American Funds Bond Sub-Account
   05/01/2006 to 12/31/2006.......................................    14.108981        14.755966            7,672
   01/01/2007 to 12/31/2007.......................................    14.755966        14.951120           28,536
   01/01/2008 to 12/31/2008.......................................    14.951120        13.290972           28,023
   01/01/2009 to 12/31/2009.......................................    13.290972        14.677428           27,030
   01/01/2010 to 12/31/2010.......................................    14.677428        15.321660           20,559
   01/01/2011 to 12/31/2011.......................................    15.321660        15.943731           11,156
   01/01/2012 to 12/31/2012.......................................    15.943731        16.474364            3,941
   01/01/2013 to 12/31/2013.......................................    16.474364        15.807503            4,072
 American Funds Global Small Capitalization Sub-Account
   01/01/2004 to 12/31/2004.......................................     1.587124         1.881399          926,661
   01/01/2005 to 12/31/2005.......................................     1.881399         2.312969        1,142,032
   01/01/2006 to 12/31/2006.......................................     2.312969         2.814070        1,347,849
   01/01/2007 to 12/31/2007.......................................     2.814070         3.350744        1,336,022
   01/01/2008 to 12/31/2008.......................................     3.350744         1.527148        1,129,630
   01/01/2009 to 12/31/2009.......................................     1.527148         2.415689        1,007,910
   01/01/2010 to 12/31/2010.......................................     2.415689         2.900092          795,088
   01/01/2011 to 12/31/2011.......................................     2.900092         2.299660          443,088
   01/01/2012 to 12/31/2012.......................................     2.299660         2.664952          274,494
   01/01/2013 to 12/31/2013.......................................     2.664952         3.352586          233,156

                                              AUV AT
                                           BEGINNING OF        AUV AT         ACCUM UNITS
                                              PERIOD      ENDING OF PERIOD   END OF PERIOD
                                          -------------- ------------------ --------------
 American Funds Growth Sub-Account
   01/01/2004 to 12/31/2004..............    10.343073        11.410370         909,262
   01/01/2005 to 12/31/2005..............    11.410370        13.002650         878,842
   01/01/2006 to 12/31/2006..............    13.002650        14.055192         791,214
   01/01/2007 to 12/31/2007..............    14.055192        15.484216         698,597
   01/01/2008 to 12/31/2008..............    15.484216         8.507311         602,136
   01/01/2009 to 12/31/2009..............     8.507311        11.631189         569,542
   01/01/2010 to 12/31/2010..............    11.631189        13.537628         428,160
   01/01/2011 to 12/31/2011..............    13.537628        12.708880         203,848
   01/01/2012 to 12/31/2012..............    12.708880        14.691883          91,877
   01/01/2013 to 12/31/2013..............    14.691883        18.745486          81,756
 American Funds Growth-Income Sub-Account
   01/01/2004 to 12/31/2004..............     8.049268         8.712336         949,614
   01/01/2005 to 12/31/2005..............     8.712336         9.042904         878,348
   01/01/2006 to 12/31/2006..............     9.042904        10.217085         796,767
   01/01/2007 to 12/31/2007..............    10.217085        10.523951         698,784
   01/01/2008 to 12/31/2008..............    10.523951         6.413909         506,727
   01/01/2009 to 12/31/2009..............     6.413909         8.255134         471,751
   01/01/2010 to 12/31/2010..............     8.255134         9.020902         335,808
   01/01/2011 to 12/31/2011..............     9.020902         8.685145         186,608
   01/01/2012 to 12/31/2012..............     8.685145        10.005494          87,084
   01/01/2013 to 12/31/2013..............    10.005494        13.099523          78,413





                                                                       AUV AT
                                                                    BEGINNING OF        AUV AT         ACCUM UNITS
                                                                       PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                   -------------- ------------------ --------------
American Forerunner - 1.65
 AllianceBernstein Global Dynamic Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012.......................................    10.193556        10.523925              0
   01/01/2013 to 12/31/2013.......................................    10.523925        11.505530              0
 American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................    10.008191         6.999592          1,508
   01/01/2009 to 12/31/2009.......................................     6.999592         8.904173          1,500
   01/01/2010 to 12/31/2010.......................................     8.904173         9.823637          1,494
   01/01/2011 to 12/31/2011.......................................     9.823637         9.457635              0
   01/01/2012 to 12/31/2012.......................................     9.457635        10.560561              0
   01/01/2013 to 12/31/2013.......................................    10.560561        12.312852              0
 American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................     9.998192         6.348852              0
   01/01/2009 to 12/31/2009.......................................     6.348852         8.370726              0
   01/01/2010 to 12/31/2010.......................................     8.370726         9.343994              0
   01/01/2011 to 12/31/2011.......................................     9.343994         8.756372              0
   01/01/2012 to 12/31/2012.......................................     8.756372        10.003997              0
   01/01/2013 to 12/31/2013.......................................    10.003997        12.311051              0
 American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................    10.018191         7.672156              0
   01/01/2009 to 12/31/2009.......................................     7.672156         9.312251              0
   01/01/2010 to 12/31/2010.......................................     9.312251        10.067374              0
   01/01/2011 to 12/31/2011.......................................    10.067374         9.921913              0
   01/01/2012 to 12/31/2012.......................................     9.921913        10.816479              0
   01/01/2013 to 12/31/2013.......................................    10.816479        12.078006              0
 AQR Global Risk Balanced Sub-Account (Class B)
   04/30/2012 to 12/31/2012.......................................    11.124600        11.511758              0
   01/01/2013 to 12/31/2013.......................................    11.511758        10.939356              0

                                                                              AUV AT
                                                                           BEGINNING OF        AUV AT         ACCUM UNITS
                                                                              PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                          -------------- ------------------ --------------
 Baillie Gifford International Stock Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................   1.144135         1.304826                0
   01/01/2005 to 12/31/2005..............................................   1.304826         1.509264                0
   01/01/2006 to 12/31/2006..............................................   1.509264         1.725549                0
   01/01/2007 to 12/31/2007..............................................   1.725549         1.868052                0
   01/01/2008 to 12/31/2008..............................................   1.868052         1.024496                0
   01/01/2009 to 12/31/2009..............................................   1.024496         1.228280                0
   01/01/2010 to 12/31/2010..............................................   1.228280         1.291085                0
   01/01/2011 to 12/31/2011..............................................   1.291085         1.014309                0
   01/01/2012 to 12/31/2012..............................................   1.014309         1.190844                0
   01/01/2013 to 12/31/2013..............................................   1.190844         1.348678                0
 Baillie Gifford International Stock Sub-Account (Class E)
   01/01/2004 to 12/31/2004..............................................   1.137651         1.320573           21,590
   01/01/2005 to 12/31/2005..............................................   1.320573         1.530257           21,539
   01/01/2006 to 12/31/2006..............................................   1.530257         1.750042           14,906
   01/01/2007 to 12/31/2007..............................................   1.750042         1.896902           14,509
   01/01/2008 to 12/31/2008..............................................   1.896902         1.041070            8,137
   01/01/2009 to 12/31/2009..............................................   1.041070         1.248939            8,225
   01/01/2010 to 12/31/2010..............................................   1.248939         1.314968            8,219
   01/01/2011 to 12/31/2011..............................................   1.314968         1.035044            8,608
   01/01/2012 to 12/31/2012..............................................   1.035044         1.215465            8,330
   01/01/2013 to 12/31/2013..............................................   1.215465         1.378462            8,240
 Barclays Aggregate Bond Index Sub-Account (Class B) (previously Barclays
   Capital Aggregate Bond Index Sub-Account (Class B))
   01/01/2004 to 12/31/2004..............................................   1.231549         1.257906           78,199
   01/01/2005 to 12/31/2005..............................................   1.257906         1.260304           76,459
   01/01/2006 to 12/31/2006..............................................   1.260304         1.287006           74,825
   01/01/2007 to 12/31/2007..............................................   1.287006         1.350151           66,330
   01/01/2008 to 12/31/2008..............................................   1.350151         1.402776           59,531
   01/01/2009 to 12/31/2009..............................................   1.402776         1.448533           48,219
   01/01/2010 to 12/31/2010..............................................   1.448533         1.505951           44,313
   01/01/2011 to 12/31/2011..............................................   1.505951         1.589260           34,725
   01/01/2012 to 12/31/2012..............................................   1.589260         1.619778           30,559
   01/01/2013 to 12/31/2013..............................................   1.619778         1.552935           29,742
 BlackRock Bond Income Sub-Account (Class B)
   01/01/2004 to 12/31/2004..............................................   4.149513         4.251714           91,088
   01/01/2005 to 12/31/2005..............................................   4.251714         4.272436           90,045
   01/01/2006 to 12/31/2006..............................................   4.272436         4.376576           87,532
   01/01/2007 to 12/31/2007..............................................   4.376576         4.563812           55,148
   01/01/2008 to 12/31/2008..............................................   4.563812         4.324407           41,857
   01/01/2009 to 12/31/2009..............................................   4.324407         4.644279           37,356
   01/01/2010 to 12/31/2010..............................................   4.644279         4.936907           30,895
   01/01/2011 to 12/31/2011..............................................   4.936907         5.162484           25,102
   01/01/2012 to 12/31/2012..............................................   5.162484         5.447299           21,635
   01/01/2013 to 12/31/2013..............................................   5.447299         5.304161           21,594

                                                                                AUV AT
                                                                             BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                            -------------- ------------------ --------------
 BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock
   Legacy Large Cap Growth Sub-Account (Class B))
   05/01/2004 to 12/31/2004................................................     2.264940         2.477683              0
   01/01/2005 to 12/31/2005................................................     2.477683         2.601850              0
   01/01/2006 to 12/31/2006................................................     2.601850         2.658827              0
   01/01/2007 to 12/31/2007................................................     2.658827         3.097108              0
   01/01/2008 to 12/31/2008................................................     3.097108         1.928518              0
   01/01/2009 to 12/31/2009................................................     1.928518         2.589447              0
   01/01/2010 to 12/31/2010................................................     2.589447         3.042995              0
   01/01/2011 to 12/31/2011................................................     3.042995         2.719248              0
   01/01/2012 to 12/31/2012................................................     2.719248         3.050904              0
   01/01/2013 to 12/31/2013................................................     3.050904         4.018416              0
 BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock
   Legacy Large Cap Growth Sub-Account (Class B) and before that FI Large
   Cap Sub-Account)
   05/01/2006 to 12/31/2006................................................    16.682816        16.848987              0
   01/01/2007 to 12/31/2007................................................    16.848987        17.188684              0
   01/01/2008 to 12/31/2008................................................    17.188684         9.306887              0
   01/01/2009 to 05/01/2009................................................     9.306887         9.704507              0
 BlackRock Capital Appreciation Sub-Account (Class E) (previously BlackRock
   Legacy Large Cap Growth Sub-Account (Class E))
   01/01/2004 to 12/31/2004................................................     2.336855         2.496346         30,455
   01/01/2005 to 12/31/2005................................................     2.496346         2.623852         27,044
   01/01/2006 to 12/31/2006................................................     2.623852         2.684210         18,930
   01/01/2007 to 12/31/2007................................................     2.684210         3.129602         14,837
   01/01/2008 to 12/31/2008................................................     3.129602         1.950685         14,339
   01/01/2009 to 12/31/2009................................................     1.950685         2.621492          7,572
   01/01/2010 to 12/31/2010................................................     2.621492         3.084626          7,544
   01/01/2011 to 12/31/2011................................................     3.084626         2.759234          7,586
   01/01/2012 to 12/31/2012................................................     2.759234         3.098543          7,577
   01/01/2013 to 12/31/2013................................................     3.098543         4.085499          6,975
 BlackRock Diversified Sub-Account (Class B)
   05/01/2004 to 12/31/2004................................................    33.791552        36.398522              0
   01/01/2005 to 12/31/2005................................................    36.398522        36.813852              0
   01/01/2006 to 12/31/2006................................................    36.813852        39.923348              0
   01/01/2007 to 12/31/2007................................................    39.923348        41.472051              0
   01/01/2008 to 12/31/2008................................................    41.472051        30.607727              0
   01/01/2009 to 12/31/2009................................................    30.607727        35.225345              0
   01/01/2010 to 12/31/2010................................................    35.225345        37.876508             33
   01/01/2011 to 12/31/2011................................................    37.876508        38.595173             33
   01/01/2012 to 12/31/2012................................................    38.595173        42.556677             33
   01/01/2013 to 12/31/2013................................................    42.556677        50.348276             33
 BlackRock Global Tactical Strategies Sub-Account (Class B)
   04/30/2012 to 12/31/2012................................................     9.949122        10.254082              0
   01/01/2013 to 12/31/2013................................................    10.254082        11.126036              0
 BlackRock Large Cap Core Sub-Account
   04/30/2007 to 12/31/2007................................................     7.357990         7.408706          6,831
   01/01/2008 to 12/31/2008................................................     7.408706         4.568408          6,736
   01/01/2009 to 12/31/2009................................................     4.568408         5.356274          7,515
   01/01/2010 to 12/31/2010................................................     5.356274         5.924863         11,240
   01/01/2011 to 12/31/2011................................................     5.924863         5.842974         11,240
   01/01/2012 to 12/31/2012................................................     5.842974         6.517699              0
   01/01/2013 to 12/31/2013................................................     6.517699         8.608949              0

                                                                          AUV AT
                                                                       BEGINNING OF        AUV AT         ACCUM UNITS
                                                                          PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                      -------------- ------------------ --------------
 BlackRock Large Cap Sub-Account (previously BlackRock Large Cap Sub-
   Account)
   01/01/2004 to 12/31/2004..........................................     5.719929         6.222331           6,903
   01/01/2005 to 12/31/2005..........................................     6.222331         6.323801           6,699
   01/01/2006 to 12/31/2006..........................................     6.323801         7.081139           7,033
   01/01/2007 to 04/27/2007..........................................     7.081139         7.420159               0
 BlackRock Large Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004..........................................     1.063776         1.171597               0
   01/01/2005 to 12/31/2005..........................................     1.171597         1.216523               0
   01/01/2006 to 12/31/2006..........................................     1.216523         1.425578               0
   01/01/2007 to 12/31/2007..........................................     1.425578         1.445999               0
   01/01/2008 to 12/31/2008..........................................     1.445999         0.922912               0
   01/01/2009 to 12/31/2009..........................................     0.922912         1.008158               0
   01/01/2010 to 12/31/2010..........................................     1.008158         1.080178               0
   01/01/2011 to 12/31/2011..........................................     1.080178         1.084317               0
   01/01/2012 to 12/31/2012..........................................     1.084317         1.215466               0
   01/01/2013 to 12/31/2013..........................................     1.215466         1.575125               0
 BlackRock Large Cap Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004..........................................     1.053691         1.174467          11,180
   01/01/2005 to 12/31/2005..........................................     1.174467         1.221046          11,217
   01/01/2006 to 12/31/2006..........................................     1.221046         1.431781          11,010
   01/01/2007 to 12/31/2007..........................................     1.431781         1.454302          10,979
   01/01/2008 to 12/31/2008..........................................     1.454302         0.929222          39,804
   01/01/2009 to 12/31/2009..........................................     0.929222         1.016172          45,897
   01/01/2010 to 12/31/2010..........................................     1.016172         1.089537          41,050
   01/01/2011 to 12/31/2011..........................................     1.089537         1.094544          34,987
   01/01/2012 to 12/31/2012..........................................     1.094544         1.228744               0
   01/01/2013 to 12/31/2013..........................................     1.228744         1.594029               0
 BlackRock Money Market Sub-Account (Class B)
   01/01/2004 to 12/31/2004..........................................     2.094564         2.075317          86,001
   01/01/2005 to 12/31/2005..........................................     2.075317         2.095273          64,205
   01/01/2006 to 12/31/2006..........................................     2.095273         2.154879         224,151
   01/01/2007 to 12/31/2007..........................................     2.154879         2.221466         198,932
   01/01/2008 to 12/31/2008..........................................     2.221466         2.241808         139,620
   01/01/2009 to 12/31/2009..........................................     2.241808         2.210704          31,597
   01/01/2010 to 12/31/2010..........................................     2.210704         2.174526          29,859
   01/01/2011 to 12/31/2011..........................................     2.174526         2.139036          25,058
   01/01/2012 to 12/31/2012..........................................     2.139036         2.103840          21,836
   01/01/2013 to 12/31/2013..........................................     2.103840         2.069410          22,233
 Clarion Global Real Estate Sub-Account
   05/01/2004 to 12/31/2004..........................................     9.998644        12.812153           2,126
   01/01/2005 to 12/31/2005..........................................    12.812153        14.277527           4,630
   01/01/2006 to 12/31/2006..........................................    14.277527        19.322711           2,079
   01/01/2007 to 12/31/2007..........................................    19.322711        16.152793           2,071
   01/01/2008 to 12/31/2008..........................................    16.152793         9.266596           1,039
   01/01/2009 to 12/31/2009..........................................     9.266596        12.280998             782
   01/01/2010 to 12/31/2010..........................................    12.280998        14.025858           1,260
   01/01/2011 to 12/31/2011..........................................    14.025858        13.026028           1,289
   01/01/2012 to 12/31/2012..........................................    13.026028        16.141583             500
   01/01/2013 to 12/31/2013..........................................    16.141583        16.440377             506

                                                                                AUV AT
                                                                             BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                            -------------- ------------------ --------------
 ClearBridge Aggressive Growth Portfolio II Sub-Account (Class B) (formerly
   Janus Forty Sub-Account (Class B))
   04/30/2007 to 12/31/2007................................................   136.956164       167.728021             228
   01/01/2008 to 12/31/2008................................................   167.728021        95.689848             228
   01/01/2009 to 12/31/2009................................................    95.689848       134.460546             228
   01/01/2010 to 12/31/2010................................................   134.460546       144.689994             228
   01/01/2011 to 12/31/2011................................................   144.689994       131.588146             258
   01/01/2012 to 12/31/2012................................................   131.588146       158.564774             258
   01/01/2013 to 12/31/2013................................................   158.564774       200.867763             255
 ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class B) and before that Legg
   Mason Partners Aggressive Growth Sub-Account)
   01/01/2004 to 12/31/2004................................................     0.672453         0.717248          92,804
   01/01/2005 to 12/31/2005................................................     0.717248         0.801329          90,456
   01/01/2006 to 12/31/2006................................................     0.801329         0.774548          86,454
   01/01/2007 to 12/31/2007................................................     0.774548         0.779073          98,686
   01/01/2008 to 12/31/2008................................................     0.779073         0.467032          96,469
   01/01/2009 to 12/31/2009................................................     0.467032         0.610811          94,608
   01/01/2010 to 12/31/2010................................................     0.610811         0.743738          88,635
   01/01/2011 to 12/31/2011................................................     0.743738         0.755350               0
   01/01/2012 to 12/31/2012................................................     0.755350         0.880426               0
   01/01/2013 to 12/31/2013................................................     0.880426         1.260945               0
 ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class B) and before that Legg
   Mason Value Equity Sub-Account (Class B))
   05/01/2006 to 12/31/2006................................................     9.191963         9.838223               0
   01/01/2007 to 12/31/2007................................................     9.838223         9.104783               0
   01/01/2008 to 12/31/2008................................................     9.104783         4.064210               0
   01/01/2009 to 12/31/2009................................................     4.064210         5.515625               0
   01/01/2010 to 12/31/2010................................................     5.515625         5.823349               0
   01/01/2011 to 04/29/2011................................................     5.823349         6.186981               0
 ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class E))
   05/02/2011 to 12/31/2011................................................     0.625374         0.566338         203,909
   01/01/2012 to 12/31/2012................................................     0.566338         0.660445         106,384
   01/01/2013 to 12/31/2013................................................     0.660445         0.947499          76,788
 ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class E) and before that Legg
   Mason Value Equity Sub-Account (Class E))
   05/01/2006 to 12/31/2006................................................     0.926793         0.992331         119,055
   01/01/2007 to 12/31/2007................................................     0.992331         0.919280         113,223
   01/01/2008 to 12/31/2008................................................     0.919280         0.410701         157,196
   01/01/2009 to 12/31/2009................................................     0.410701         0.557339         125,162
   01/01/2010 to 12/31/2010................................................     0.557339         0.588651         115,927
   01/01/2011 to 04/29/2011................................................     0.588651         0.625459               0

                                                                         AUV AT
                                                                      BEGINNING OF        AUV AT         ACCUM UNITS
                                                                         PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                     -------------- ------------------ --------------
 Davis Venture Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004.........................................     2.789991         2.997796               0
   01/01/2005 to 12/31/2005.........................................     2.997796         3.243638               0
   01/01/2006 to 12/31/2006.........................................     3.243638         3.647627               0
   01/01/2007 to 12/31/2007.........................................     3.647627         3.743445               0
   01/01/2008 to 12/31/2008.........................................     3.743445         2.226855               0
   01/01/2009 to 12/31/2009.........................................     2.226855         2.883698               0
   01/01/2010 to 12/31/2010.........................................     2.883698         3.168729               0
   01/01/2011 to 12/31/2011.........................................     3.168729         2.983912               0
   01/01/2012 to 12/31/2012.........................................     2.983912         3.305125               0
   01/01/2013 to 12/31/2013.........................................     3.305125         4.335560               0
 Davis Venture Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004.........................................     2.742299         3.024805         253,666
   01/01/2005 to 12/31/2005.........................................     3.024805         3.277038         254,770
   01/01/2006 to 12/31/2006.........................................     3.277038         3.687931         210,159
   01/01/2007 to 12/31/2007.........................................     3.687931         3.788015         183,069
   01/01/2008 to 12/31/2008.........................................     3.788015         2.255681         178,338
   01/01/2009 to 12/31/2009.........................................     2.255681         2.924950         184,824
   01/01/2010 to 12/31/2010.........................................     2.924950         3.217093         167,791
   01/01/2011 to 12/31/2011.........................................     3.217093         3.032299         150,832
   01/01/2012 to 12/31/2012.........................................     3.032299         3.361240         149,884
   01/01/2013 to 12/31/2013.........................................     3.361240         4.414784         142,982
 Frontier Mid Cap Growth Sub-Account (Class B) (previously BlackRock
   Aggressive Growth Sub-Account (Class B))
   05/01/2004 to 12/31/2004.........................................    32.249115        35.695137             334
   01/01/2005 to 12/31/2005.........................................    35.695137        38.775745             333
   01/01/2006 to 12/31/2006.........................................    38.775745        40.609788               0
   01/01/2007 to 12/31/2007.........................................    40.609788        48.024510               0
   01/01/2008 to 12/31/2008.........................................    48.024510        25.582828               0
   01/01/2009 to 12/31/2009.........................................    25.582828        37.510059               0
   01/01/2010 to 12/31/2010.........................................    37.510059        42.428883             286
   01/01/2011 to 12/31/2011.........................................    42.428883        40.381748             286
   01/01/2012 to 12/31/2012.........................................    40.381748        43.964322              35
   01/01/2013 to 12/31/2013.........................................    43.964322        57.271276              35
 Harris Oakmark International Sub-Account (Class B)
   01/01/2004 to 12/31/2004.........................................     1.168918         1.385719               0
   01/01/2005 to 12/31/2005.........................................     1.385719         1.557167               0
   01/01/2006 to 12/31/2006.........................................     1.557167         1.973649               0
   01/01/2007 to 12/31/2007.........................................     1.973649         1.919461               0
   01/01/2008 to 12/31/2008.........................................     1.919461         1.116063               0
   01/01/2009 to 12/31/2009.........................................     1.116063         1.702273               0
   01/01/2010 to 12/31/2010.........................................     1.702273         1.949374               0
   01/01/2011 to 12/31/2011.........................................     1.949374         1.644169               0
   01/01/2012 to 12/31/2012.........................................     1.644169         2.090188               0
   01/01/2013 to 12/31/2013.........................................     2.090188         2.682860               0

                                                                                 AUV AT
                                                                              BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                 PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                             -------------- ------------------ --------------
 Harris Oakmark International Sub-Account (Class E)
   01/01/2004 to 12/31/2004.................................................   1.171300         1.390434            76,946
   01/01/2005 to 12/31/2005.................................................   1.390434         1.562972            57,282
   01/01/2006 to 12/31/2006.................................................   1.562972         1.983105           129,092
   01/01/2007 to 12/31/2007.................................................   1.983105         1.930972            34,897
   01/01/2008 to 12/31/2008.................................................   1.930972         1.123862            23,900
   01/01/2009 to 12/31/2009.................................................   1.123862         1.716430            21,065
   01/01/2010 to 12/31/2010.................................................   1.716430         1.967035            16,736
   01/01/2011 to 12/31/2011.................................................   1.967035         1.661692            11,713
   01/01/2012 to 12/31/2012.................................................   1.661692         2.112778                 0
   01/01/2013 to 12/31/2013.................................................   2.112778         2.715143                 0
 Invesco Balanced-Risk Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012.................................................   1.010672         1.046190                 0
   01/01/2013 to 12/31/2013.................................................   1.046190         1.048221                 0
 Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap
   Value Sub-Account (Class B))
   04/30/2012 to 12/31/2012.................................................   2.448666         2.513003             5,275
   01/01/2013 to 12/31/2013.................................................   2.513003         3.221000             4,480
 Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap
   Value Sub-Account (Class B) and before that Neuberger Berman Mid Cap
   Value Sub-Account)
   01/01/2004 to 12/31/2004.................................................   1.767245         2.132160           112,267
   01/01/2005 to 12/31/2005.................................................   2.132160         2.347537            66,055
   01/01/2006 to 12/31/2006.................................................   2.347537         2.567799            41,494
   01/01/2007 to 12/31/2007.................................................   2.567799         2.606135            44,278
   01/01/2008 to 12/31/2008.................................................   2.606135         1.346330            48,923
   01/01/2009 to 12/31/2009.................................................   1.346330         1.956540            39,061
   01/01/2010 to 12/31/2010.................................................   1.956540         2.425880            34,752
   01/01/2011 to 12/31/2011.................................................   2.425880         2.226997            25,547
   01/01/2012 to 04/27/2012.................................................   2.226997         2.460724                 0
 Invesco Small Cap Growth Sub-account
   01/01/2004 to 12/31/2004.................................................   1.153810         1.207879            28,399
   01/01/2005 to 12/31/2005.................................................   1.207879         1.286381            28,295
   01/01/2006 to 12/31/2006.................................................   1.286381         1.444849            27,942
   01/01/2007 to 12/31/2007.................................................   1.444849         1.578411            26,519
   01/01/2008 to 12/31/2008.................................................   1.578411         0.951229            18,875
   01/01/2009 to 12/31/2009.................................................   0.951229         1.252102            18,769
   01/01/2010 to 12/31/2010.................................................   1.252102         1.554102            17,518
   01/01/2011 to 12/31/2011.................................................   1.554102         1.512194            17,516
   01/01/2012 to 12/31/2012.................................................   1.512194         1.758475             2,688
   01/01/2013 to 12/31/2013.................................................   1.758475         2.424639             2,686
 Jennison Growth Sub-Account (Class B)
   05/01/2005 to 12/31/2005.................................................   0.401848         0.481903                 0
   01/01/2006 to 12/31/2006.................................................   0.481903         0.486001                 0
   01/01/2007 to 12/31/2007.................................................   0.486001         0.532445                 0
   01/01/2008 to 12/31/2008.................................................   0.532445         0.332306                 0
   01/01/2009 to 12/31/2009.................................................   0.332306         0.456188                 0
   01/01/2010 to 12/31/2010.................................................   0.456188         0.499494                 0
   01/01/2011 to 12/31/2011.................................................   0.499494         0.492426                 0
   01/01/2012 to 12/31/2012.................................................   0.492426         0.559675                 0
   01/01/2013 to 12/31/2013.................................................   0.559675         0.752736                 0

                                                                                 AUV AT
                                                                              BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                 PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                             -------------- ------------------ --------------
 Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital
   Appreciation Sub-Account)
   05/01/2005 to 12/31/2005.................................................     7.864311         8.525051               0
   01/01/2006 to 12/31/2006.................................................     8.525051         9.024577               0
   01/01/2007 to 12/31/2007.................................................     9.024577        10.144425              85
   01/01/2008 to 12/31/2008.................................................    10.144425         5.393995              85
   01/01/2009 to 12/31/2009.................................................     5.393995         7.624471              84
   01/01/2010 to 12/31/2010.................................................     7.624471         8.204484               0
   01/01/2011 to 12/31/2011.................................................     8.204484         7.959073               0
   01/01/2012 to 04/27/2012.................................................     7.959073         8.946645               0
 Jennison Growth Sub-Account (Class B) (previously Met/Putnam Voyager Sub-
   Account (Class B))
   05/01/2004 to 12/31/2004.................................................     0.418353         0.436019               0
   01/01/2005 to 04/30/2005.................................................     0.436019         0.397041               0
 Jennison Growth Sub-Account (Class E)
   05/01/2005 to 12/31/2005.................................................     0.402140         0.482951         166,201
   01/01/2006 to 12/31/2006.................................................     0.482951         0.487414         172,565
   01/01/2007 to 12/31/2007.................................................     0.487414         0.534737         162,317
   01/01/2008 to 12/31/2008.................................................     0.534737         0.333594          44,206
   01/01/2009 to 12/31/2009.................................................     0.333594         0.459002          32,297
   01/01/2010 to 12/31/2010.................................................     0.459002         0.503152          28,692
   01/01/2011 to 12/31/2011.................................................     0.503152         0.496454          27,419
   01/01/2012 to 12/31/2012.................................................     0.496454         0.564361          26,351
   01/01/2013 to 12/31/2013.................................................     0.564361         0.759988          21,851
 Jennison Growth Sub-Account (Class E) (previously Met/Putnam Voyager Sub-
   Account (Class E))
   01/01/2004 to 12/31/2004.................................................     0.423547         0.436039         176,456
   01/01/2005 to 04/30/2005.................................................     0.436039         0.401009               0
 JPMorgan Global Active Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012.................................................     1.012726         1.048233               0
   01/01/2013 to 12/31/2013.................................................     1.048233         1.144363               0
 Loomis Sayles Global Markets Sub-Account (Class B)
   04/29/2013 to 12/31/2013.................................................    12.859003        14.108706               0
 Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin
   Income Sub-Account (Class B))
   04/28/2008 to 12/31/2008.................................................     9.998192         7.972645               0
   01/01/2009 to 12/31/2009.................................................     7.972645        10.024549               0
   01/01/2010 to 12/31/2010.................................................    10.024549        11.026118             308
   01/01/2011 to 12/31/2011.................................................    11.026118        11.077537               0
   01/01/2012 to 12/31/2012.................................................    11.077537        12.256493               0
   01/01/2013 to 04/26/2013.................................................    12.256493        12.783611               0
 Loomis Sayles Small Cap Core Sub-Account (Class B)
   05/01/2004 to 12/31/2004.................................................     2.283966         2.583719               0
   01/01/2005 to 12/31/2005.................................................     2.583719         2.711245               0
   01/01/2006 to 12/31/2006.................................................     2.711245         3.104239               0
   01/01/2007 to 12/31/2007.................................................     3.104239         3.408102               0
   01/01/2008 to 12/31/2008.................................................     3.408102         2.143457               0
   01/01/2009 to 12/31/2009.................................................     2.143457         2.739360               0
   01/01/2010 to 12/31/2010.................................................     2.739360         3.427737               0
   01/01/2011 to 12/31/2011.................................................     3.427737         3.383177               0
   01/01/2012 to 12/31/2012.................................................     3.383177         3.802319               0
   01/01/2013 to 12/31/2013.................................................     3.802319         5.261802               0

                                                        AUV AT
                                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                    -------------- ------------------ --------------
 Loomis Sayles Small Cap Core Sub-Account (Class E)
   01/01/2004 to 12/31/2004........................   2.277426         2.603083           40,810
   01/01/2005 to 12/31/2005........................   2.603083         2.733992           40,614
   01/01/2006 to 12/31/2006........................   2.733992         3.133287           29,035
   01/01/2007 to 12/31/2007........................   3.133287         3.443258           21,570
   01/01/2008 to 12/31/2008........................   3.443258         2.167747           19,570
   01/01/2009 to 12/31/2009........................   2.167747         2.773043           11,976
   01/01/2010 to 12/31/2010........................   2.773043         3.473443           11,796
   01/01/2011 to 12/31/2011........................   3.473443         3.431766            5,976
   01/01/2012 to 12/31/2012........................   3.431766         3.860692            5,943
   01/01/2013 to 12/31/2013........................   3.860692         5.347967            5,641
 Loomis Sayles Small Cap Growth Sub-Account
   01/01/2004 to 12/31/2004........................   0.884177         0.966616           27,867
   01/01/2005 to 12/31/2005........................   0.966616         0.992595           26,511
   01/01/2006 to 12/31/2006........................   0.992595         1.071298           28,345
   01/01/2007 to 12/31/2007........................   1.071298         1.099137           27,781
   01/01/2008 to 12/31/2008........................   1.099137         0.634494           26,776
   01/01/2009 to 12/31/2009........................   0.634494         0.809322           25,545
   01/01/2010 to 12/31/2010........................   0.809322         1.045639           22,850
   01/01/2011 to 12/31/2011........................   1.045639         1.056798           21,968
   01/01/2012 to 12/31/2012........................   1.056798         1.152651           21,869
   01/01/2013 to 12/31/2013........................   1.152651         1.682325           18,323
 Lord Abbett Bond Debenture Sub-Account
   01/01/2004 to 12/31/2004........................   1.549270         1.648300           34,421
   01/01/2005 to 12/31/2005........................   1.648300         1.645613           34,090
   01/01/2006 to 12/31/2006........................   1.645613         1.766835           36,413
   01/01/2007 to 12/31/2007........................   1.766835         1.851593           35,041
   01/01/2008 to 12/31/2008........................   1.851593         1.482402           24,453
   01/01/2009 to 12/31/2009........................   1.482402         1.994354           12,381
   01/01/2010 to 12/31/2010........................   1.994354         2.216080            8,308
   01/01/2011 to 12/31/2011........................   2.216080         2.277099            8,990
   01/01/2012 to 12/31/2012........................   2.277099         2.529619            8,269
   01/01/2013 to 12/31/2013........................   2.529619         2.686760            9,158
 Met/Artisan Mid Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004........................   2.930429         3.174657                0
   01/01/2005 to 12/31/2005........................   3.174657         3.426006                0
   01/01/2006 to 12/31/2006........................   3.426006         3.780344                0
   01/01/2007 to 12/31/2007........................   3.780344         3.455079                0
   01/01/2008 to 12/31/2008........................   3.455079         1.830566                0
   01/01/2009 to 12/31/2009........................   1.830566         2.542426                0
   01/01/2010 to 12/31/2010........................   2.542426         2.869967                0
   01/01/2011 to 12/31/2011........................   2.869967         3.006328                0
   01/01/2012 to 12/31/2012........................   3.006328         3.299331                0
   01/01/2013 to 12/31/2013........................   3.299331         4.430209                0

                                                                            AUV AT
                                                                         BEGINNING OF        AUV AT         ACCUM UNITS
                                                                            PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                        -------------- ------------------ --------------
 Met/Artisan Mid Cap Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004............................................     2.999406         3.238478        184,359
   01/01/2005 to 12/31/2005............................................     3.238478         3.498242        171,841
   01/01/2006 to 12/31/2006............................................     3.498242         3.863925        136,348
   01/01/2007 to 12/31/2007............................................     3.863925         3.534994        125,242
   01/01/2008 to 12/31/2008............................................     3.534994         1.874766        131,009
   01/01/2009 to 12/31/2009............................................     1.874766         2.606355        125,923
   01/01/2010 to 12/31/2010............................................     2.606355         2.945019        120,193
   01/01/2011 to 12/31/2011............................................     2.945019         3.088061        102,884
   01/01/2012 to 12/31/2012............................................     3.088061         3.392446         85,179
   01/01/2013 to 12/31/2013............................................     3.392446         4.559928         77,953
 Met/Franklin Low Duration Total Return Sub-Account
   05/02/2011 to 12/31/2011............................................     9.987741         9.750493              0
   01/01/2012 to 12/31/2012............................................     9.750493        10.011875              0
   01/01/2013 to 12/31/2013............................................    10.011875         9.962344              0
 MetLife Aggressive Strategy Sub-Account
   05/02/2011 to 12/31/2011............................................    11.979340        10.242339              0
   01/01/2012 to 12/31/2012............................................    10.242339        11.760467              0
   01/01/2013 to 12/31/2013............................................    11.760467        14.981464              0
 MetLife Aggressive Strategy Sub-Account (previously MetLife Aggressive
   Allocation Sub-Account )
   05/01/2005 to 12/31/2005............................................     9.998644        11.131896              0
   01/01/2006 to 12/31/2006............................................    11.131896        12.664905              0
   01/01/2007 to 12/31/2007............................................    12.664905        12.863730              0
   01/01/2008 to 12/31/2008............................................    12.863730         7.534668              0
   01/01/2009 to 12/31/2009............................................     7.534668         9.745166              0
   01/01/2010 to 12/31/2010............................................     9.745166        11.089854              0
   01/01/2011 to 04/29/2011............................................    11.089854        12.015529              0
 MetLife Balanced Plus Sub-Account
   04/30/2012 to 12/31/2012............................................     9.976006        10.421339              0
   01/01/2013 to 12/31/2013............................................    10.421339        11.723002              0
 MetLife Conservative Allocation Sub-Account
   05/01/2005 to 12/31/2005............................................     9.998644        10.282473              0
   01/01/2006 to 12/31/2006............................................    10.282473        10.811658              0
   01/01/2007 to 12/31/2007............................................    10.811658        11.226218              0
   01/01/2008 to 12/31/2008............................................    11.226218         9.453307              0
   01/01/2009 to 12/31/2009............................................     9.453307        11.207209              0
   01/01/2010 to 12/31/2010............................................    11.207209        12.131964              0
   01/01/2011 to 12/31/2011............................................    12.131964        12.322005              0
   01/01/2012 to 12/31/2012............................................    12.322005        13.231826              0
   01/01/2013 to 12/31/2013............................................    13.231826        13.573144              0
 MetLife Conservative to Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005............................................     9.998644        10.500037              0
   01/01/2006 to 12/31/2006............................................    10.500037        11.301870              0
   01/01/2007 to 12/31/2007............................................    11.301870        11.650747              0
   01/01/2008 to 12/31/2008............................................    11.650747         8.984720              0
   01/01/2009 to 12/31/2009............................................     8.984720        10.930210              0
   01/01/2010 to 12/31/2010............................................    10.930210        11.990660              0
   01/01/2011 to 12/31/2011............................................    11.990660        11.918577              0
   01/01/2012 to 12/31/2012............................................    11.918577        13.066150              0
   01/01/2013 to 12/31/2013............................................    13.066150        14.256454              0
 MetLife Growth Strategy Sub-Account (Class B)
   04/29/2013 to 12/31/2013............................................    11.484058        13.068643              0

                                                                            AUV AT
                                                                         BEGINNING OF        AUV AT         ACCUM UNITS
                                                                            PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                        -------------- ------------------ --------------
 MetLife Growth Strategy Sub-Account (Class B) (previously Met/Franklin
   Templeton Founding Strategy Sub-Account (Class B))
   04/28/2008 to 12/31/2008............................................     9.998192         7.021527               0
   01/01/2009 to 12/31/2009............................................     7.021527         8.878574               0
   01/01/2010 to 12/31/2010............................................     8.878574         9.610672               0
   01/01/2011 to 12/31/2011............................................     9.610672         9.287285               0
   01/01/2012 to 12/31/2012............................................     9.287285        10.607388               0
   01/01/2013 to 04/26/2013............................................    10.607388        11.410352               0
 MetLife Mid Cap Stock Index Sub-Account
   01/01/2004 to 12/31/2004............................................     1.133868         1.290588         103,332
   01/01/2005 to 12/31/2005............................................     1.290588         1.422138         104,143
   01/01/2006 to 12/31/2006............................................     1.422138         1.536383          94,546
   01/01/2007 to 12/31/2007............................................     1.536383         1.624692          54,521
   01/01/2008 to 12/31/2008............................................     1.624692         1.016677          51,792
   01/01/2009 to 12/31/2009............................................     1.016677         1.367812          50,589
   01/01/2010 to 12/31/2010............................................     1.367812         1.695193          45,724
   01/01/2011 to 12/31/2011............................................     1.695193         1.631032          23,004
   01/01/2012 to 12/31/2012............................................     1.631032         1.882206          21,590
   01/01/2013 to 12/31/2013............................................     1.882206         2.459236          19,152
 MetLife Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005............................................     9.998644        10.730452               0
   01/01/2006 to 12/31/2006............................................    10.730452        11.804992               0
   01/01/2007 to 12/31/2007............................................    11.804992        12.115408               0
   01/01/2008 to 12/31/2008............................................    12.115408         8.504432           3,590
   01/01/2009 to 12/31/2009............................................     8.504432        10.584610           3,549
   01/01/2010 to 12/31/2010............................................    10.584610        11.782787           3,522
   01/01/2011 to 12/31/2011............................................    11.782787        11.431711           3,496
   01/01/2012 to 12/31/2012............................................    11.431711        12.732497           3,469
   01/01/2013 to 12/31/2013............................................    12.732497        14.776555           3,443
 MetLife Moderate to Aggressive Allocation Sub-Account
   05/01/2005 to 12/31/2005............................................     9.998644        10.955933          22,845
   01/01/2006 to 12/31/2006............................................    10.955933        12.309219          22,845
   01/01/2007 to 12/31/2007............................................    12.309219        12.572809          29,720
   01/01/2008 to 12/31/2008............................................    12.572809         8.023765          29,472
   01/01/2009 to 12/31/2009............................................     8.023765        10.188689          25,591
   01/01/2010 to 12/31/2010............................................    10.188689        11.495202           2,621
   01/01/2011 to 12/31/2011............................................    11.495202        10.880944           1,895
   01/01/2012 to 12/31/2012............................................    10.880944        12.348662           1,599
   01/01/2013 to 12/31/2013............................................    12.348662        15.099645           1,482
 MetLife Multi-Index Targeted Risk Sub-Account (Class B)
   04/29/2013 to 12/31/2013............................................    10.784190        11.257330               0
 MetLife Stock Index Sub-Account
   01/01/2004 to 12/31/2004............................................     3.265700         3.542295         139,343
   01/01/2005 to 12/31/2005............................................     3.542295         3.636962          84,907
   01/01/2006 to 12/31/2006............................................     3.636962         4.120905          68,059
   01/01/2007 to 12/31/2007............................................     4.120905         4.254739          27,028
   01/01/2008 to 12/31/2008............................................     4.254739         2.625594          25,553
   01/01/2009 to 12/31/2009............................................     2.625594         3.252059          20,566
   01/01/2010 to 12/31/2010............................................     3.252059         3.662398          20,149
   01/01/2011 to 12/31/2011............................................     3.662398         3.661499          17,605
   01/01/2012 to 12/31/2012............................................     3.661499         4.156910          17,168
   01/01/2013 to 12/31/2013............................................     4.156910         5.385032          15,480

                                                                                              AUV AT
                                                                                           BEGINNING OF
                                                                                              PERIOD
                                                                                          --------------
 MFS(Reg. TM) Investors Trust Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................................   7.594584
   01/01/2005 to 12/31/2005..............................................................   8.404935
   01/01/2006 to 04/30/2006..............................................................   8.838400
 MFS(Reg. TM) Investors Trust Sub-Account (Class E)
   01/01/2004 to 12/31/2004..............................................................   0.772590
   01/01/2005 to 12/31/2005..............................................................   0.845617
   01/01/2006 to 04/30/2006..............................................................   0.890991
 MFS(Reg. TM) Investors Trust Sub-Account (previously MFS(Reg. TM) Research Managers Sub-
   Account)
   01/01/2004 to 04/30/2004..............................................................   0.790788
 MFS(Reg. TM) Research International Sub-Account
   01/01/2004 to 12/31/2004..............................................................   0.953240
   01/01/2005 to 12/31/2005..............................................................   1.120997
   01/01/2006 to 12/31/2006..............................................................   1.283794
   01/01/2007 to 12/31/2007..............................................................   1.598301
   01/01/2008 to 12/31/2008..............................................................   1.780944
   01/01/2009 to 12/31/2009..............................................................   1.009587
   01/01/2010 to 12/31/2010..............................................................   1.306536
   01/01/2011 to 12/31/2011..............................................................   1.431737
   01/01/2012 to 12/31/2012..............................................................   1.257456
   01/01/2013 to 12/31/2013..............................................................   1.443414
 MFS(Reg. TM) Total Return Sub-Account
   05/01/2004 to 12/31/2004..............................................................   3.523405
   01/01/2005 to 12/31/2005..............................................................   3.824817
   01/01/2006 to 12/31/2006..............................................................   3.869659
   01/01/2007 to 12/31/2007..............................................................   4.260751
   01/01/2008 to 12/31/2008..............................................................   4.363207
   01/01/2009 to 12/31/2009..............................................................   3.332500
   01/01/2010 to 12/31/2010..............................................................   3.877957
   01/01/2011 to 12/31/2011..............................................................   4.188266
   01/01/2012 to 12/31/2012..............................................................   4.208818
   01/01/2013 to 12/31/2013..............................................................   4.607718
 MFS(Reg. TM) Total Return Sub-Account (previously Balanced Sub-Account)
   01/01/2004 to 04/30/2004..............................................................   1.444011
 MFS(Reg. TM) Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................................   1.196920
   01/01/2005 to 12/31/2005..............................................................   1.289501
   01/01/2006 to 12/31/2006..............................................................   1.247524
   01/01/2007 to 12/31/2007..............................................................   1.446067
   01/01/2008 to 12/31/2008..............................................................   1.365011
   01/01/2009 to 12/31/2009..............................................................   0.890100
   01/01/2010 to 12/31/2010..............................................................   1.055760
   01/01/2011 to 12/31/2011..............................................................   1.154588
   01/01/2012 to 12/31/2012..............................................................   1.142989
   01/01/2013 to 12/31/2013..............................................................   1.307643



                                                                                                AUV AT         ACCUM UNITS
                                                                                           ENDING OF PERIOD   END OF PERIOD
                                                                                          ------------------ --------------
 MFS(Reg. TM) Investors Trust Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................................     8.404935                  0
   01/01/2005 to 12/31/2005..............................................................     8.838400                  0
   01/01/2006 to 04/30/2006..............................................................     9.229899                  0
 MFS(Reg. TM) Investors Trust Sub-Account (Class E)
   01/01/2004 to 12/31/2004..............................................................     0.845617            143,035
   01/01/2005 to 12/31/2005..............................................................     0.890991            144,960
   01/01/2006 to 04/30/2006..............................................................     0.930761                  0
 MFS(Reg. TM) Investors Trust Sub-Account (previously MFS(Reg. TM) Research Managers Sub-
   Account)
   01/01/2004 to 04/30/2004..............................................................     0.804442                  0
 MFS(Reg. TM) Research International Sub-Account
   01/01/2004 to 12/31/2004..............................................................     1.120997             45,583
   01/01/2005 to 12/31/2005..............................................................     1.283794             46,325
   01/01/2006 to 12/31/2006..............................................................     1.598301             45,107
   01/01/2007 to 12/31/2007..............................................................     1.780944             49,356
   01/01/2008 to 12/31/2008..............................................................     1.009587             44,798
   01/01/2009 to 12/31/2009..............................................................     1.306536             37,816
   01/01/2010 to 12/31/2010..............................................................     1.431737             30,525
   01/01/2011 to 12/31/2011..............................................................     1.257456             26,789
   01/01/2012 to 12/31/2012..............................................................     1.443414             26,204
   01/01/2013 to 12/31/2013..............................................................     1.693213             24,537
 MFS(Reg. TM) Total Return Sub-Account
   05/01/2004 to 12/31/2004..............................................................     3.824817          1,535,576
   01/01/2005 to 12/31/2005..............................................................     3.869659              5,699
   01/01/2006 to 12/31/2006..............................................................     4.260751              5,502
   01/01/2007 to 12/31/2007..............................................................     4.363207              5,518
   01/01/2008 to 12/31/2008..............................................................     3.332500              4,146
   01/01/2009 to 12/31/2009..............................................................     3.877957              4,367
   01/01/2010 to 12/31/2010..............................................................     4.188266              4,020
   01/01/2011 to 12/31/2011..............................................................     4.208818              3,786
   01/01/2012 to 12/31/2012..............................................................     4.607718              3,754
   01/01/2013 to 12/31/2013..............................................................     5.379847             39,590
 MFS(Reg. TM) Total Return Sub-Account (previously Balanced Sub-Account)
   01/01/2004 to 04/30/2004..............................................................     1.430226            146,763
 MFS(Reg. TM) Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................................     1.289501                  0
   01/01/2005 to 12/31/2005..............................................................     1.247524                  0
   01/01/2006 to 12/31/2006..............................................................     1.446067                  0
   01/01/2007 to 12/31/2007..............................................................     1.365011                  0
   01/01/2008 to 12/31/2008..............................................................     0.890100                  0
   01/01/2009 to 12/31/2009..............................................................     1.055760                  0
   01/01/2010 to 12/31/2010..............................................................     1.154588                  0
   01/01/2011 to 12/31/2011..............................................................     1.142989                  0
   01/01/2012 to 12/31/2012..............................................................     1.307643                  0
   01/01/2013 to 12/31/2013..............................................................     1.741408                  0

                                                                                       AUV AT
                                                                                    BEGINNING OF
                                                                                       PERIOD
                                                                                   --------------
 MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
   (Class B))
   05/01/2004 to 12/31/2004.......................................................   2.238729
   01/01/2005 to 12/31/2005.......................................................   2.521054
   01/01/2006 to 12/31/2006.......................................................   2.738604
   01/01/2007 to 12/31/2007.......................................................   3.008026
   01/01/2008 to 12/31/2008.......................................................   3.075091
   01/01/2009 to 12/31/2009.......................................................   1.841933
   01/01/2010 to 12/31/2010.......................................................   2.201077
   01/01/2011 to 12/31/2011.......................................................   2.474200
   01/01/2012 to 12/31/2012.......................................................   2.278406
   01/01/2013 to 04/26/2013.......................................................   2.587625
 MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
   Sub-Account (Class B))
   04/28/2008 to 12/31/2008.......................................................   9.998192
   01/01/2009 to 12/31/2009.......................................................   6.588767
   01/01/2010 to 12/31/2010.......................................................   8.093684
   01/01/2011 to 12/31/2011.......................................................   8.838888
   01/01/2012 to 12/31/2012.......................................................   8.646988
   01/01/2013 to 04/26/2013.......................................................   9.688314
 MFS(Reg. TM) Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004.......................................................   1.185006
   01/01/2005 to 12/31/2005.......................................................   1.297165
   01/01/2006 to 12/31/2006.......................................................   1.256314
   01/01/2007 to 12/31/2007.......................................................   1.457427
   01/01/2008 to 12/31/2008.......................................................   1.377132
   01/01/2009 to 12/31/2009.......................................................   0.899252
   01/01/2010 to 12/31/2010.......................................................   1.067375
   01/01/2011 to 12/31/2011.......................................................   1.168068
   01/01/2012 to 12/31/2012.......................................................   1.158251
   01/01/2013 to 12/31/2013.......................................................   1.325959
 MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
   (Class E))
   01/01/2004 to 12/31/2004.......................................................   2.277627
   01/01/2005 to 12/31/2005.......................................................   2.544088
   01/01/2006 to 12/31/2006.......................................................   2.766041
   01/01/2007 to 12/31/2007.......................................................   3.041100
   01/01/2008 to 12/31/2008.......................................................   3.111957
   01/01/2009 to 12/31/2009.......................................................   1.866123
   01/01/2010 to 12/31/2010.......................................................   2.233147
   01/01/2011 to 12/31/2011.......................................................   2.512865
   01/01/2012 to 12/31/2012.......................................................   2.316159
   01/01/2013 to 04/26/2013.......................................................   2.633193
 Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010.......................................................   1.245702
   01/01/2011 to 12/31/2011.......................................................   1.444381
   01/01/2012 to 12/31/2012.......................................................   1.322444
   01/01/2013 to 12/31/2013.......................................................   1.421420
 Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap
   Opportunities Sub-Account)
   01/01/2004 to 04/30/2004.......................................................   1.130701



                                                                                         AUV AT         ACCUM UNITS
                                                                                    ENDING OF PERIOD   END OF PERIOD
                                                                                   ------------------ --------------
 MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
   (Class B))
   05/01/2004 to 12/31/2004.......................................................       2.521054              0
   01/01/2005 to 12/31/2005.......................................................       2.738604              0
   01/01/2006 to 12/31/2006.......................................................       3.008026              0
   01/01/2007 to 12/31/2007.......................................................       3.075091              0
   01/01/2008 to 12/31/2008.......................................................       1.841933              0
   01/01/2009 to 12/31/2009.......................................................       2.201077              0
   01/01/2010 to 12/31/2010.......................................................       2.474200              0
   01/01/2011 to 12/31/2011.......................................................       2.278406              0
   01/01/2012 to 12/31/2012.......................................................       2.587625              0
   01/01/2013 to 04/26/2013.......................................................       2.846597              0
 MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
   Sub-Account (Class B))
   04/28/2008 to 12/31/2008.......................................................       6.588767              0
   01/01/2009 to 12/31/2009.......................................................       8.093684              0
   01/01/2010 to 12/31/2010.......................................................       8.838888            384
   01/01/2011 to 12/31/2011.......................................................       8.646988              0
   01/01/2012 to 12/31/2012.......................................................       9.688314              0
   01/01/2013 to 04/26/2013.......................................................      10.604251              0
 MFS(Reg. TM) Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004.......................................................       1.297165         67,648
   01/01/2005 to 12/31/2005.......................................................       1.256314         72,497
   01/01/2006 to 12/31/2006.......................................................       1.457427         63,772
   01/01/2007 to 12/31/2007.......................................................       1.377132         64,922
   01/01/2008 to 12/31/2008.......................................................       0.899252         20,641
   01/01/2009 to 12/31/2009.......................................................       1.067375         18,415
   01/01/2010 to 12/31/2010.......................................................       1.168068          4,634
   01/01/2011 to 12/31/2011.......................................................       1.158251          4,597
   01/01/2012 to 12/31/2012.......................................................       1.325959          4,550
   01/01/2013 to 12/31/2013.......................................................       1.769034         15,009
 MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
   (Class E))
   01/01/2004 to 12/31/2004.......................................................       2.544088          6,779
   01/01/2005 to 12/31/2005.......................................................       2.766041          6,779
   01/01/2006 to 12/31/2006.......................................................       3.041100          6,779
   01/01/2007 to 12/31/2007.......................................................       3.111957          6,779
   01/01/2008 to 12/31/2008.......................................................       1.866123          6,779
   01/01/2009 to 12/31/2009.......................................................       2.233147          6,521
   01/01/2010 to 12/31/2010.......................................................       2.512865          6,267
   01/01/2011 to 12/31/2011.......................................................       2.316159          6,015
   01/01/2012 to 12/31/2012.......................................................       2.633193          5,767
   01/01/2013 to 04/26/2013.......................................................       2.897754              0
 Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010.......................................................       1.444381         28,930
   01/01/2011 to 12/31/2011.......................................................       1.322444         28,761
   01/01/2012 to 12/31/2012.......................................................       1.421420         30,417
   01/01/2013 to 12/31/2013.......................................................       1.943785         26,821
 Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap
   Opportunities Sub-Account)
   01/01/2004 to 04/30/2004.......................................................       1.119545         19,127

                                                                                AUV AT
                                                                             BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                            -------------- ------------------ --------------
 Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap
   Opportunities Sub-Account and before that Janus Mid Cap Sub-Account))
   01/01/2004 to 12/31/2004................................................   1.407866         1.617785           35,940
   01/01/2005 to 12/31/2005................................................   1.617785         1.697422           35,780
   01/01/2006 to 12/31/2006................................................   1.697422         1.862710           35,608
   01/01/2007 to 12/31/2007................................................   1.862710         1.980657           34,423
   01/01/2008 to 12/31/2008................................................   1.980657         0.868232           47,497
   01/01/2009 to 12/31/2009................................................   0.868232         1.140398           43,972
   01/01/2010 to 04/30/2010................................................   1.140398         1.233246                0
 MSCI EAFE(Reg. TM) Index Sub-Account
   01/01/2004 to 12/31/2004................................................   0.933511         1.095151           15,814
   01/01/2005 to 12/31/2005................................................   1.095151         1.216596           15,805
   01/01/2006 to 12/31/2006................................................   1.216596         1.501268           15,795
   01/01/2007 to 12/31/2007................................................   1.501268         1.631910           15,785
   01/01/2008 to 12/31/2008................................................   1.631910         0.927760           10,674
   01/01/2009 to 12/31/2009................................................   0.927760         1.170728           10,661
   01/01/2010 to 12/31/2010................................................   1.170728         1.242705            7,646
   01/01/2011 to 12/31/2011................................................   1.242705         1.067779                0
   01/01/2012 to 12/31/2012................................................   1.067779         1.239514                0
   01/01/2013 to 12/31/2013................................................   1.239514         1.481622                0
 Neuberger Berman Genesis Sub-account (previously BlackRock Strategic Value
   Sub-Account (Class B))
   05/01/2004 to 12/31/2004................................................   1.595779         1.792329                0
   01/01/2005 to 12/31/2005................................................   1.792329         1.832015                0
   01/01/2006 to 12/31/2006................................................   1.832015         2.098430                0
   01/01/2007 to 12/31/2007................................................   2.098430         1.987711                0
   01/01/2008 to 12/31/2008................................................   1.987711         1.201284                0
   01/01/2009 to 12/31/2009................................................   1.201284         1.333275                0
   01/01/2010 to 12/31/2010................................................   1.333275         1.591359                0
   01/01/2011 to 12/31/2011................................................   1.591359         1.651570                0
   01/01/2012 to 12/31/2012................................................   1.651570         1.782837                0
   01/01/2013 to 12/31/2013................................................   1.782837         2.423379                0
 Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap
   Sub-Account (Class B))
   01/01/2004 to 12/31/2004................................................   1.195970         1.345769           16,267
   01/01/2005 to 12/31/2005................................................   1.345769         1.430490           18,719
   01/01/2006 to 12/31/2006................................................   1.430490         1.613643           12,771
   01/01/2007 to 12/31/2007................................................   1.613643         1.544077           12,007
   01/01/2008 to 12/31/2008................................................   1.544077         0.937040            9,801
   01/01/2009 to 12/31/2009................................................   0.937040         1.260539            8,738
   01/01/2010 to 12/31/2010................................................   1.260539         1.523360            5,913
   01/01/2011 to 12/31/2011................................................   1.523360         1.419418            5,037
   01/01/2012 to 12/31/2012................................................   1.419418         1.469862            2,503
   01/01/2013 to 04/26/2013................................................   1.469862         1.592469                0

                                                                                AUV AT
                                                                             BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                            -------------- ------------------ --------------
 Neuberger Berman Genesis Sub-account (previously BlackRock Strategic Value
   Sub-Account (Class E))
   01/01/2004 to 12/31/2004................................................     1.586156         1.796754         245,211
   01/01/2005 to 12/31/2005................................................     1.796754         1.837361         234,820
   01/01/2006 to 12/31/2006................................................     1.837361         2.108152         177,780
   01/01/2007 to 12/31/2007................................................     2.108152         1.999292         178,245
   01/01/2008 to 12/31/2008................................................     1.999292         1.209354         131,588
   01/01/2009 to 12/31/2009................................................     1.209354         1.343266         126,820
   01/01/2010 to 12/31/2010................................................     1.343266         1.604745         106,049
   01/01/2011 to 12/31/2011................................................     1.604745         1.666280          92,156
   01/01/2012 to 12/31/2012................................................     1.666280         1.801149          60,490
   01/01/2013 to 12/31/2013................................................     1.801149         2.451532          54,277
 Oppenheimer Global Equity Sub-Account (Class B)
   05/01/2004 to 12/31/2004................................................    12.526193        14.425411              48
   01/01/2005 to 12/31/2005................................................    14.425411        16.457492           1,055
   01/01/2006 to 12/31/2006................................................    16.457492        18.836003           2,298
   01/01/2007 to 12/31/2007................................................    18.836003        19.686179           1,089
   01/01/2008 to 12/31/2008................................................    19.686179        11.509665             813
   01/01/2009 to 12/31/2009................................................    11.509665        15.827360             810
   01/01/2010 to 12/31/2010................................................    15.827360        18.048102           1,390
   01/01/2011 to 12/31/2011................................................    18.048102        16.261067             935
   01/01/2012 to 12/31/2012................................................    16.261067        19.380368             352
   01/01/2013 to 12/31/2013................................................    19.380368        24.231996             351
 Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton
   Growth Sub-Account (Class B))
   04/28/2008 to 12/31/2008................................................     9.998192         6.557963               0
   01/01/2009 to 12/31/2009................................................     6.557963         8.554902               0
   01/01/2010 to 12/31/2010................................................     8.554902         9.059448               0
   01/01/2011 to 12/31/2011................................................     9.059448         8.296852               0
   01/01/2012 to 12/31/2012................................................     8.296852         9.973212               0
   01/01/2013 to 04/26/2013................................................     9.973212        10.594142               0
 PIMCO Inflation Protection Bond Sub-Account
   05/01/2006 to 12/31/2006................................................    10.913238        11.001653               0
   01/01/2007 to 12/31/2007................................................    11.001653        11.989085               0
   01/01/2008 to 12/31/2008................................................    11.989085        10.979944             950
   01/01/2009 to 12/31/2009................................................    10.979944        12.749617           4,113
   01/01/2010 to 12/31/2010................................................    12.749617        13.514332           4,038
   01/01/2011 to 12/31/2011................................................    13.514332        14.774824           3,306
   01/01/2012 to 12/31/2012................................................    14.774824        15.858806          15,810
   01/01/2013 to 12/31/2013................................................    15.858806        14.152404           2,807
 PIMCO Total Return Sub-Account
   01/01/2004 to 12/31/2004................................................     1.159692         1.197478         623,300
   01/01/2005 to 12/31/2005................................................     1.197478         1.204410         602,519
   01/01/2006 to 12/31/2006................................................     1.204410         1.238278         576,506
   01/01/2007 to 12/31/2007................................................     1.238278         1.310037         565,809
   01/01/2008 to 12/31/2008................................................     1.310037         1.293823         573,833
   01/01/2009 to 12/31/2009................................................     1.293823         1.502099         422,302
   01/01/2010 to 12/31/2010................................................     1.502099         1.598243         534,336
   01/01/2011 to 12/31/2011................................................     1.598243         1.621989         479,917
   01/01/2012 to 12/31/2012................................................     1.621989         1.743212         356,558
   01/01/2013 to 12/31/2013................................................     1.743212         1.681841         376,791
 Pyramis(Reg. TM) Government Income Sub-Account
   04/30/2012 to 12/31/2012................................................    10.745460        10.893314               0
   01/01/2013 to 12/31/2013................................................    10.893314        10.230778               0

                                                          AUV AT
                                                       BEGINNING OF        AUV AT         ACCUM UNITS
                                                          PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                      -------------- ------------------ --------------
 Pyramis(Reg. TM) Managed Risk Sub-Account (Class B)
   04/29/2013 to 12/31/2013..........................    10.215398        10.734370               0
 Russell 2000(Reg. TM) Index Sub-Account
   01/01/2004 to 12/31/2004..........................     1.315268         1.518826         176,328
   01/01/2005 to 12/31/2005..........................     1.518826         1.558291         169,296
   01/01/2006 to 12/31/2006..........................     1.558291         1.802342         122,616
   01/01/2007 to 12/31/2007..........................     1.802342         1.742469          64,365
   01/01/2008 to 12/31/2008..........................     1.742469         1.136775          56,733
   01/01/2009 to 12/31/2009..........................     1.136775         1.405102          57,081
   01/01/2010 to 12/31/2010..........................     1.405102         1.749469          52,804
   01/01/2011 to 12/31/2011..........................     1.749469         1.647120          47,844
   01/01/2012 to 12/31/2012..........................     1.647120         1.880075          29,260
   01/01/2013 to 12/31/2013..........................     1.880075         2.555432          27,117
 Schroders Global Multi-Asset Sub-Account
   04/30/2012 to 12/31/2012..........................     1.010704         1.066315               0
   01/01/2013 to 12/31/2013..........................     1.066315         1.154916               0
 SSgA Growth and Income ETF Sub-Account
   05/01/2006 to 12/31/2006..........................    10.498151        11.126248               0
   01/01/2007 to 12/31/2007..........................    11.126248        11.534018               0
   01/01/2008 to 12/31/2008..........................    11.534018         8.501714               0
   01/01/2009 to 12/31/2009..........................     8.501714        10.443805               0
   01/01/2010 to 12/31/2010..........................    10.443805        11.530272               0
   01/01/2011 to 12/31/2011..........................    11.530272        11.462321               0
   01/01/2012 to 12/31/2012..........................    11.462321        12.721967               0
   01/01/2013 to 12/31/2013..........................    12.721967        14.132010               0
 SSgA Growth ETF Sub-Account
   05/01/2006 to 12/31/2006..........................    10.688748        11.380262               0
   01/01/2007 to 12/31/2007..........................    11.380262        11.821958               0
   01/01/2008 to 12/31/2008..........................    11.821958         7.794369               0
   01/01/2009 to 12/31/2009..........................     7.794369         9.897797               0
   01/01/2010 to 12/31/2010..........................     9.897797        11.113919               0
   01/01/2011 to 12/31/2011..........................    11.113919        10.699652               0
   01/01/2012 to 12/31/2012..........................    10.699652        12.105646               0
   01/01/2013 to 12/31/2013..........................    12.105646        14.059551               0
 T. Rowe Price Large Cap Growth Sub-Account (Class B)
   05/01/2004 to 12/31/2004..........................     1.101485         1.191612             509
   01/01/2005 to 12/31/2005..........................     1.191612         1.246336             508
   01/01/2006 to 12/31/2006..........................     1.246336         1.383930               0
   01/01/2007 to 12/31/2007..........................     1.383930         1.485729               0
   01/01/2008 to 12/31/2008..........................     1.485729         0.847537               0
   01/01/2009 to 12/31/2009..........................     0.847537         1.192454               0
   01/01/2010 to 12/31/2010..........................     1.192454         1.369346               0
   01/01/2011 to 12/31/2011..........................     1.369346         1.328997               0
   01/01/2012 to 12/31/2012..........................     1.328997         1.551244               0
   01/01/2013 to 12/31/2013..........................     1.551244         2.117422          17,293

                                                                          AUV AT
                                                                       BEGINNING OF        AUV AT         ACCUM UNITS
                                                                          PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                      -------------- ------------------ --------------
 T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM
   Technology Sub-Account (Class B))
   01/01/2004 to 12/31/2004..........................................   0.456720         0.429854           21,837
   01/01/2005 to 12/31/2005..........................................   0.429854         0.469418                0
   01/01/2006 to 12/31/2006..........................................   0.469418         0.486444                0
   01/01/2007 to 12/31/2007..........................................   0.486444         0.629269           24,634
   01/01/2008 to 12/31/2008..........................................   0.629269         0.343805           24,634
   01/01/2009 to 12/31/2009..........................................   0.343805         0.537623           24,634
   01/01/2010 to 12/31/2010..........................................   0.537623         0.675266           24,634
   01/01/2011 to 12/31/2011..........................................   0.675266         0.598509           46,669
   01/01/2012 to 12/31/2012..........................................   0.598509         0.660000           46,669
   01/01/2013 to 04/26/2013..........................................   0.660000         0.689628                0
 T. Rowe Price Mid Cap Growth Sub-Account
   01/01/2004 to 12/31/2004..........................................   0.608080         0.704709           32,581
   01/01/2005 to 12/31/2005..........................................   0.704709         0.794604           32,961
   01/01/2006 to 12/31/2006..........................................   0.794604         0.829816           29,435
   01/01/2007 to 12/31/2007..........................................   0.829816         0.960119           27,451
   01/01/2008 to 12/31/2008..........................................   0.960119         0.568979           12,926
   01/01/2009 to 12/31/2009..........................................   0.568979         0.814162            7,336
   01/01/2010 to 12/31/2010..........................................   0.814162         1.022549            2,692
   01/01/2011 to 12/31/2011..........................................   1.022549         0.989276            5,810
   01/01/2012 to 12/31/2012..........................................   0.989276         1.106140            5,785
   01/01/2013 to 12/31/2013..........................................   1.106140         1.486039            6,633
 T. Rowe Price Small Cap Growth Sub-Account
   05/01/2004 to 12/31/2004..........................................   1.216138         1.294395                0
   01/01/2005 to 12/31/2005..........................................   1.294395         1.409709                0
   01/01/2006 to 12/31/2006..........................................   1.409709         1.437014            4,556
   01/01/2007 to 12/31/2007..........................................   1.437014         1.548107            4,542
   01/01/2008 to 12/31/2008..........................................   1.548107         0.969677                0
   01/01/2009 to 12/31/2009..........................................   0.969677         1.322313                0
   01/01/2010 to 12/31/2010..........................................   1.322313         1.751545                0
   01/01/2011 to 12/31/2011..........................................   1.751545         1.747873                0
   01/01/2012 to 12/31/2012..........................................   1.747873         1.992620                0
   01/01/2013 to 12/31/2013..........................................   1.992620         2.825798                0
 Western Asset Management Strategic Bond Opportunities Sub-Account
   (Class B)
   05/01/2004 to 12/31/2004..........................................   1.821919         1.928279                0
   01/01/2005 to 12/31/2005..........................................   1.928279         1.945400                0
   01/01/2006 to 12/31/2006..........................................   1.945400         2.005988                0
   01/01/2007 to 12/31/2007..........................................   2.005988         2.046064                0
   01/01/2008 to 12/31/2008..........................................   2.046064         1.706125                0
   01/01/2009 to 12/31/2009..........................................   1.706125         2.213448                0
   01/01/2010 to 12/31/2010..........................................   2.213448         2.448417                0
   01/01/2011 to 12/31/2011..........................................   2.448417         2.548989                0
   01/01/2012 to 12/31/2012..........................................   2.548989         2.790198                0
   01/01/2013 to 12/31/2013..........................................   2.790198         2.767231                0

                                                                       AUV AT
                                                                    BEGINNING OF        AUV AT         ACCUM UNITS
                                                                       PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                   -------------- ------------------ --------------
 Western Asset Management Strategic Bond Opportunities Sub-Account
   (Class E)
   01/01/2004 to 12/31/2004.......................................     1.857591         1.945452          68,056
   01/01/2005 to 12/31/2005.......................................     1.945452         1.964840          60,522
   01/01/2006 to 12/31/2006.......................................     1.964840         2.026606          62,667
   01/01/2007 to 12/31/2007.......................................     2.026606         2.070773          67,132
   01/01/2008 to 12/31/2008.......................................     2.070773         1.728951          47,555
   01/01/2009 to 12/31/2009.......................................     1.728951         2.244478          60,179
   01/01/2010 to 12/31/2010.......................................     2.244478         2.486454          55,509
   01/01/2011 to 12/31/2011.......................................     2.486454         2.590799          47,615
   01/01/2012 to 12/31/2012.......................................     2.590799         2.836067          27,111
   01/01/2013 to 12/31/2013.......................................     2.836067         2.815741          27,677
 Western Asset Management U.S. Government Sub-Account (Class B)
   05/01/2004 to 12/31/2004.......................................     1.505901         1.539252               0
   01/01/2005 to 12/31/2005.......................................     1.539252         1.535190               0
   01/01/2006 to 12/31/2006.......................................     1.535190         1.569254               0
   01/01/2007 to 12/31/2007.......................................     1.569254         1.605691               0
   01/01/2008 to 12/31/2008.......................................     1.605691         1.570939               0
   01/01/2009 to 12/31/2009.......................................     1.570939         1.608282               0
   01/01/2010 to 12/31/2010.......................................     1.608282         1.668856               0
   01/01/2011 to 12/31/2011.......................................     1.668856         1.728060               0
   01/01/2012 to 12/31/2012.......................................     1.728060         1.751433               0
   01/01/2013 to 12/31/2013.......................................     1.751433         1.707175               0
 Western Asset Management U.S. Government Sub-Account (Class E)
   01/01/2004 to 12/31/2004.......................................     1.534644         1.551808         126,292
   01/01/2005 to 12/31/2005.......................................     1.551808         1.550594         124,201
   01/01/2006 to 12/31/2006.......................................     1.550594         1.585917         122,798
   01/01/2007 to 12/31/2007.......................................     1.585917         1.624286         130,170
   01/01/2008 to 12/31/2008.......................................     1.624286         1.590795          80,134
   01/01/2009 to 12/31/2009.......................................     1.590795         1.630260          66,342
   01/01/2010 to 12/31/2010.......................................     1.630260         1.694522          54,234
   01/01/2011 to 12/31/2011.......................................     1.694522         1.754907          50,715
   01/01/2012 to 12/31/2012.......................................     1.754907         1.780364          49,058
   01/01/2013 to 12/31/2013.......................................     1.780364         1.738104          51,594
 American Funds Bond Sub-Account
   05/01/2006 to 12/31/2006.......................................    14.172672        14.827492             176
   01/01/2007 to 12/31/2007.......................................    14.827492        15.031146             481
   01/01/2008 to 12/31/2008.......................................    15.031146        13.368815           1,236
   01/01/2009 to 12/31/2009.......................................    13.368815        14.770772           1,188
   01/01/2010 to 12/31/2010.......................................    14.770772        15.426810             779
   01/01/2011 to 12/31/2011.......................................    15.426810        16.061155               0
   01/01/2012 to 12/31/2012.......................................    16.061155        16.604040               0
   01/01/2013 to 12/31/2013.......................................    16.604040        15.939900               0
 American Funds Global Small Capitalization Sub-Account
   01/01/2004 to 12/31/2004.......................................     1.591643         1.887702          75,489
   01/01/2005 to 12/31/2005.......................................     1.887702         2.321874         148,349
   01/01/2006 to 12/31/2006.......................................     2.321874         2.826312          67,536
   01/01/2007 to 12/31/2007.......................................     2.826312         3.367013         115,010
   01/01/2008 to 12/31/2008.......................................     3.367013         1.535335          64,492
   01/01/2009 to 12/31/2009.......................................     1.535335         2.429854         124,588
   01/01/2010 to 12/31/2010.......................................     2.429854         2.918554          52,502
   01/01/2011 to 12/31/2011.......................................     2.918554         2.315456          44,683
   01/01/2012 to 12/31/2012.......................................     2.315456         2.684606          26,415
   01/01/2013 to 12/31/2013.......................................     2.684606         3.378999          24,965

                                              AUV AT
                                           BEGINNING OF        AUV AT         ACCUM UNITS
                                              PERIOD      ENDING OF PERIOD   END OF PERIOD
                                          -------------- ------------------ --------------
 American Funds Growth Sub-Account
   01/01/2004 to 12/31/2004..............    10.446540        11.530293         54,195
   01/01/2005 to 12/31/2005..............    11.530293        13.145857         45,865
   01/01/2006 to 12/31/2006..............    13.145857        14.217079         39,487
   01/01/2007 to 12/31/2007..............    14.217079        15.670441         30,888
   01/01/2008 to 12/31/2008..............    15.670441         8.613957         29,842
   01/01/2009 to 12/31/2009..............     8.613957        11.782885         25,019
   01/01/2010 to 12/31/2010..............    11.782885        13.721041         19,997
   01/01/2011 to 12/31/2011..............    13.721041        12.887495         18,240
   01/01/2012 to 12/31/2012..............    12.887495        14.905854         12,052
   01/01/2013 to 12/31/2013..............    14.905854        19.027999         11,223
 American Funds Growth-Income Sub-Account
   01/01/2004 to 12/31/2004..............     8.129742         8.803852         63,638
   01/01/2005 to 12/31/2005..............     8.803852         9.142449         59,996
   01/01/2006 to 12/31/2006..............     9.142449        10.334707         56,255
   01/01/2007 to 12/31/2007..............    10.334707        10.650459         47,058
   01/01/2008 to 12/31/2008..............    10.650459         6.494275         45,006
   01/01/2009 to 12/31/2009..............     6.494275         8.362750         34,153
   01/01/2010 to 12/31/2010..............     8.362750         9.143067         33,746
   01/01/2011 to 12/31/2011..............     9.143067         8.807157         29,223
   01/01/2012 to 12/31/2012..............     8.807157        10.151155          9,698
   01/01/2013 to 12/31/2013..............    10.151155        13.296869          8,469





                                                                       AUV AT
                                                                    BEGINNING OF        AUV AT         ACCUM UNITS
                                                                       PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                   -------------- ------------------ --------------
American Forerunner - 1.60
 AllianceBernstein Global Dynamic Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012.......................................    10.198694        10.532760           17,199
   01/01/2013 to 12/31/2013.......................................    10.532760        11.520943           43,917
 American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................    10.008246         7.002004          343,103
   01/01/2009 to 12/31/2009.......................................     7.002004         8.911692        1,082,217
   01/01/2010 to 12/31/2010.......................................     8.911692         9.836843        1,417,238
   01/01/2011 to 12/31/2011.......................................     9.836843         9.475073        1,235,194
   01/01/2012 to 12/31/2012.......................................     9.475073        10.585346        1,117,169
   01/01/2013 to 12/31/2013.......................................    10.585346        12.347915        1,005,300
 American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................     9.998247         6.351042        1,300,442
   01/01/2009 to 12/31/2009.......................................     6.351042         8.377798        1,965,849
   01/01/2010 to 12/31/2010.......................................     8.377798         9.356557        1,974,898
   01/01/2011 to 12/31/2011.......................................     9.356557         8.772520        1,797,289
   01/01/2012 to 12/31/2012.......................................     8.772520        10.027479        1,733,782
   01/01/2013 to 12/31/2013.......................................    10.027479        12.346114        1,573,425
 American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................    10.018246         7.674798          201,387
   01/01/2009 to 12/31/2009.......................................     7.674798         9.320112          197,187
   01/01/2010 to 12/31/2010.......................................     9.320112        10.080905          273,340
   01/01/2011 to 12/31/2011.......................................    10.080905         9.940203          266,863
   01/01/2012 to 12/31/2012.......................................     9.940203        10.841861          255,514
   01/01/2013 to 12/31/2013.......................................    10.841861        12.112398          216,545
 AQR Global Risk Balanced Sub-Account (Class B)
   04/30/2012 to 12/31/2012.......................................    11.130359        11.521580           33,343
   01/01/2013 to 12/31/2013.......................................    11.521580        10.954163           72,664

                                                                              AUV AT
                                                                           BEGINNING OF        AUV AT         ACCUM UNITS
                                                                              PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                          -------------- ------------------ --------------
 Baillie Gifford International Stock Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................   1.151608         1.313784            400,031
   01/01/2005 to 12/31/2005..............................................   1.313784         1.520383          1,378,385
   01/01/2006 to 12/31/2006..............................................   1.520383         1.739128          2,615,140
   01/01/2007 to 12/31/2007..............................................   1.739128         1.883699          2,897,374
   01/01/2008 to 12/31/2008..............................................   1.883699         1.033597          2,629,622
   01/01/2009 to 12/31/2009..............................................   1.033597         1.239811          2,846,717
   01/01/2010 to 12/31/2010..............................................   1.239811         1.303855          2,550,045
   01/01/2011 to 12/31/2011..............................................   1.303855         1.024854          2,128,837
   01/01/2012 to 12/31/2012..............................................   1.024854         1.203828          2,105,229
   01/01/2013 to 12/31/2013..............................................   1.203828         1.364064          1,785,859
 Baillie Gifford International Stock Sub-Account (Class E)
   01/01/2004 to 12/31/2004..............................................   1.144894         1.329646          4,016,807
   01/01/2005 to 12/31/2005..............................................   1.329646         1.541538          3,696,610
   01/01/2006 to 12/31/2006..............................................   1.541538         1.763823          3,279,248
   01/01/2007 to 12/31/2007..............................................   1.763823         1.912799          2,838,981
   01/01/2008 to 12/31/2008..............................................   1.912799         1.050323          2,825,418
   01/01/2009 to 12/31/2009..............................................   1.050323         1.260669          2,547,924
   01/01/2010 to 12/31/2010..............................................   1.260669         1.327980          1,913,079
   01/01/2011 to 12/31/2011..............................................   1.327980         1.045809          1,057,656
   01/01/2012 to 12/31/2012..............................................   1.045809         1.228723            530,088
   01/01/2013 to 12/31/2013..............................................   1.228723         1.394193            294,228
 Barclays Aggregate Bond Index Sub-Account (Class B) (previously Barclays
   Capital Aggregate Bond Index Sub-Account (Class B))
   01/01/2004 to 12/31/2004..............................................   1.234725         1.261783          5,784,518
   01/01/2005 to 12/31/2005..............................................   1.261783         1.264818          6,912,122
   01/01/2006 to 12/31/2006..............................................   1.264818         1.292260          6,991,520
   01/01/2007 to 12/31/2007..............................................   1.292260         1.356344          6,502,466
   01/01/2008 to 12/31/2008..............................................   1.356344         1.409916          4,672,154
   01/01/2009 to 12/31/2009..............................................   1.409916         1.456633          4,445,478
   01/01/2010 to 12/31/2010..............................................   1.456633         1.515129          3,918,497
   01/01/2011 to 12/31/2011..............................................   1.515129         1.599742          3,168,210
   01/01/2012 to 12/31/2012..............................................   1.599742         1.631282          2,381,263
   01/01/2013 to 12/31/2013..............................................   1.631282         1.564745          1,561,520
 BlackRock Bond Income Sub-Account (Class B)
   01/01/2004 to 12/31/2004..............................................   4.191937         4.297336          3,094,533
   01/01/2005 to 12/31/2005..............................................   4.297336         4.320432          4,312,982
   01/01/2006 to 12/31/2006..............................................   4.320432         4.427948          3,954,970
   01/01/2007 to 12/31/2007..............................................   4.427948         4.619701          3,816,270
   01/01/2008 to 12/31/2008..............................................   4.619701         4.379560          2,886,691
   01/01/2009 to 12/31/2009..............................................   4.379560         4.705861          2,624,366
   01/01/2010 to 12/31/2010..............................................   4.705861         5.004868          3,192,164
   01/01/2011 to 12/31/2011..............................................   5.004868         5.236159          1,457,905
   01/01/2012 to 12/31/2012..............................................   5.236159         5.527815          1,126,710
   01/01/2013 to 12/31/2013..............................................   5.527815         5.385251            758,420

                                                                                AUV AT
                                                                             BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                            -------------- ------------------ --------------
 BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock
   Legacy Large Cap Growth Sub-Account (Class B))
   05/01/2004 to 12/31/2004................................................     2.275739         2.490322          153,254
   01/01/2005 to 12/31/2005................................................     2.490322         2.616426          397,216
   01/01/2006 to 12/31/2006................................................     2.616426         2.675056          426,097
   01/01/2007 to 12/31/2007................................................     2.675056         3.117578          638,572
   01/01/2008 to 12/31/2008................................................     3.117578         1.942240          690,266
   01/01/2009 to 12/31/2009................................................     1.942240         2.609175          764,763
   01/01/2010 to 12/31/2010................................................     2.609175         3.067709          676,656
   01/01/2011 to 12/31/2011................................................     3.067709         2.742701          612,883
   01/01/2012 to 12/31/2012................................................     2.742701         3.078764          602,295
   01/01/2013 to 12/31/2013................................................     3.078764         4.057136          565,289
 BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock
   Legacy Large Cap Growth Sub-Account (Class B) and before that FI Large
   Cap Sub-Account)
   05/01/2006 to 12/31/2006................................................    16.763654        16.936242            2,256
   01/01/2007 to 12/31/2007................................................    16.936242        17.286384            9,763
   01/01/2008 to 12/31/2008................................................    17.286384         9.364494           13,130
   01/01/2009 to 05/01/2009................................................     9.364494         9.766201                0
 BlackRock Capital Appreciation Sub-Account (Class E) (previously BlackRock
   Legacy Large Cap Growth Sub-Account (Class E))
   01/01/2004 to 12/31/2004................................................     2.347597         2.509078        2,976,657
   01/01/2005 to 12/31/2005................................................     2.509078         2.638548        2,404,338
   01/01/2006 to 12/31/2006................................................     2.638548         2.700590        1,993,676
   01/01/2007 to 12/31/2007................................................     2.700590         3.150282        1,453,551
   01/01/2008 to 12/31/2008................................................     3.150282         1.964562        1,270,692
   01/01/2009 to 12/31/2009................................................     1.964562         2.641460        1,069,799
   01/01/2010 to 12/31/2010................................................     2.641460         3.109673          822,059
   01/01/2011 to 12/31/2011................................................     3.109673         2.783028          390,683
   01/01/2012 to 12/31/2012................................................     2.783028         3.126832          188,765
   01/01/2013 to 12/31/2013................................................     3.126832         4.124858           72,086
 BlackRock Diversified Sub-Account (Class B)
   05/01/2004 to 12/31/2004................................................    34.093929        36.736393            7,701
   01/01/2005 to 12/31/2005................................................    36.736393        37.174095           23,463
   01/01/2006 to 12/31/2006................................................    37.174095        40.334109           35,511
   01/01/2007 to 12/31/2007................................................    40.334109        41.919801           53,396
   01/01/2008 to 12/31/2008................................................    41.919801        30.953714           27,622
   01/01/2009 to 12/31/2009................................................    30.953714        35.641330           36,070
   01/01/2010 to 12/31/2010................................................    35.641330        38.342944           29,434
   01/01/2011 to 12/31/2011................................................    38.342944        39.089939           20,419
   01/01/2012 to 12/31/2012................................................    39.089939        43.123878           24,798
   01/01/2013 to 12/31/2013................................................    43.123878        51.044814           25,253
 BlackRock Global Tactical Strategies Sub-Account (Class B)
   04/30/2012 to 12/31/2012................................................     9.954137        10.262692           27,730
   01/01/2013 to 12/31/2013................................................    10.262692        11.140942           56,420
 BlackRock Large Cap Core Sub-Account
   04/30/2007 to 12/31/2007................................................     7.446233         7.500074          274,351
   01/01/2008 to 12/31/2008................................................     7.500074         4.627073          227,398
   01/01/2009 to 12/31/2009................................................     4.627073         5.427770          239,159
   01/01/2010 to 12/31/2010................................................     5.427770         6.006949          197,801
   01/01/2011 to 12/31/2011................................................     6.006949         5.926883          192,943
   01/01/2012 to 12/31/2012................................................     5.926883         6.614620          153,943
   01/01/2013 to 12/31/2013................................................     6.614620         8.741335           87,130

                                                                          AUV AT
                                                                       BEGINNING OF        AUV AT         ACCUM UNITS
                                                                          PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                      -------------- ------------------ --------------
 BlackRock Large Cap Sub-Account (previously BlackRock Large Cap Sub-
   Account)
   01/01/2004 to 12/31/2004..........................................     5.778902         6.289633          386,337
   01/01/2005 to 12/31/2005..........................................     6.289633         6.395385          418,886
   01/01/2006 to 12/31/2006..........................................     6.395385         7.164865          335,997
   01/01/2007 to 04/27/2007..........................................     7.164865         7.509116                0
 BlackRock Large Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004..........................................     1.064844         1.173163          476,148
   01/01/2005 to 12/31/2005..........................................     1.173163         1.218756        1,280,389
   01/01/2006 to 12/31/2006..........................................     1.218756         1.428907        1,672,674
   01/01/2007 to 12/31/2007..........................................     1.428907         1.450105        1,991,701
   01/01/2008 to 12/31/2008..........................................     1.450105         0.925997        2,112,181
   01/01/2009 to 12/31/2009..........................................     0.925997         1.012034        2,641,701
   01/01/2010 to 12/31/2010..........................................     1.012034         1.084873        2,383,462
   01/01/2011 to 12/31/2011..........................................     1.084873         1.089573        2,090,549
   01/01/2012 to 12/31/2012..........................................     1.089573         1.221972        2,429,703
   01/01/2013 to 12/31/2013..........................................     1.221972         1.584346        2,087,134
 BlackRock Large Cap Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004..........................................     1.054567         1.176032        2,292,827
   01/01/2005 to 12/31/2005..........................................     1.176032         1.223282        2,034,555
   01/01/2006 to 12/31/2006..........................................     1.223282         1.435118        1,779,644
   01/01/2007 to 12/31/2007..........................................     1.435118         1.458424        1,891,041
   01/01/2008 to 12/31/2008..........................................     1.458424         0.932324        1,715,065
   01/01/2009 to 12/31/2009..........................................     0.932324         1.020074        1,329,302
   01/01/2010 to 12/31/2010..........................................     1.020074         1.094268          923,574
   01/01/2011 to 12/31/2011..........................................     1.094268         1.099844          802,413
   01/01/2012 to 12/31/2012..........................................     1.099844         1.235314          450,912
   01/01/2013 to 12/31/2013..........................................     1.235314         1.603353          263,140
 BlackRock Money Market Sub-Account (Class B)
   01/01/2004 to 12/31/2004..........................................     2.115984         2.097591        5,191,065
   01/01/2005 to 12/31/2005..........................................     2.097591         2.118816        5,282,218
   01/01/2006 to 12/31/2006..........................................     2.118816         2.180179        5,425,763
   01/01/2007 to 12/31/2007..........................................     2.180179         2.248677        8,104,376
   01/01/2008 to 12/31/2008..........................................     2.248677         2.270405       12,302,981
   01/01/2009 to 12/31/2009..........................................     2.270405         2.240024        6,959,804
   01/01/2010 to 12/31/2010..........................................     2.240024         2.204467        4,172,301
   01/01/2011 to 12/31/2011..........................................     2.204467         2.169569        3,697,993
   01/01/2012 to 12/31/2012..........................................     2.169569         2.134943        1,989,584
   01/01/2013 to 12/31/2013..........................................     2.134943         2.101054        2,164,759
 Clarion Global Real Estate Sub-Account
   05/01/2004 to 12/31/2004..........................................     9.998685        12.816450          145,132
   01/01/2005 to 12/31/2005..........................................    12.816450        14.289435          541,088
   01/01/2006 to 12/31/2006..........................................    14.289435        19.348461        1,239,217
   01/01/2007 to 12/31/2007..........................................    19.348461        16.182460          850,779
   01/01/2008 to 12/31/2008..........................................    16.182460         9.288285          955,453
   01/01/2009 to 12/31/2009..........................................     9.288285        12.315898          828,565
   01/01/2010 to 12/31/2010..........................................    12.315898        14.072737          715,058
   01/01/2011 to 12/31/2011..........................................    14.072737        13.076087          615,139
   01/01/2012 to 12/31/2012..........................................    13.076087        16.211752          558,038
   01/01/2013 to 12/31/2013..........................................    16.211752        16.520100          434,865

                                                                                AUV AT
                                                                             BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                            -------------- ------------------ --------------
 ClearBridge Aggressive Growth Portfolio II Sub-Account (Class B) (formerly
   Janus Forty Sub-Account (Class B))
   04/30/2007 to 12/31/2007................................................   138.687693       169.905578           26,816
   01/01/2008 to 12/31/2008................................................   169.905578        96.980909           32,804
   01/01/2009 to 12/31/2009................................................    96.980909       136.342794           48,381
   01/01/2010 to 12/31/2010................................................   136.342794       146.788713           38,627
   01/01/2011 to 12/31/2011................................................   146.788713       133.563436           32,692
   01/01/2012 to 12/31/2012................................................   133.563436       161.025824           28,661
   01/01/2013 to 12/31/2013................................................   161.025824       204.087297           24,059
 ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class B) and before that Legg
   Mason Partners Aggressive Growth Sub-Account)
   01/01/2004 to 12/31/2004................................................     0.673354         0.718569        2,666,632
   01/01/2005 to 12/31/2005................................................     0.718569         0.803205        2,569,232
   01/01/2006 to 12/31/2006................................................     0.803205         0.776748        2,452,280
   01/01/2007 to 12/31/2007................................................     0.776748         0.781679        1,969,114
   01/01/2008 to 12/31/2008................................................     0.781679         0.468829        1,728,104
   01/01/2009 to 12/31/2009................................................     0.468829         0.613468        1,649,512
   01/01/2010 to 12/31/2010................................................     0.613468         0.747347        1,636,425
   01/01/2011 to 12/31/2011................................................     0.747347         0.759394        1,326,936
   01/01/2012 to 12/31/2012................................................     0.759394         0.885583        1,111,279
   01/01/2013 to 12/31/2013................................................     0.885583         1.268966        1,598,760
 ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class B) and before that Legg
   Mason Value Equity Sub-Account (Class B))
   05/01/2006 to 12/31/2006................................................     9.224239         9.876039           34,099
   01/01/2007 to 12/31/2007................................................     9.876039         9.144376           41,035
   01/01/2008 to 12/31/2008................................................     9.144376         4.083941           42,801
   01/01/2009 to 12/31/2009................................................     4.083941         5.545172           41,040
   01/01/2010 to 12/31/2010................................................     5.545172         5.857469           51,672
   01/01/2011 to 04/29/2011................................................     5.857469         6.224246                0
 ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class E))
   05/02/2011 to 12/31/2011................................................     0.629150         0.569946        1,043,722
   01/01/2012 to 12/31/2012................................................     0.569946         0.664987          554,798
   01/01/2013 to 12/31/2013................................................     0.664987         0.954490          324,246
 ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class E) and before that Legg
   Mason Value Equity Sub-Account (Class E))
   05/01/2006 to 12/31/2006................................................     0.930056         0.996155        1,315,099
   01/01/2007 to 12/31/2007................................................     0.996155         0.923287        1,022,112
   01/01/2008 to 12/31/2008................................................     0.923287         0.412699        1,135,168
   01/01/2009 to 12/31/2009................................................     0.412699         0.560330          919,682
   01/01/2010 to 12/31/2010................................................     0.560330         0.592106          780,819
   01/01/2011 to 04/29/2011................................................     0.592106         0.629232                0

                                                                         AUV AT
                                                                      BEGINNING OF        AUV AT         ACCUM UNITS
                                                                         PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                     -------------- ------------------ --------------
 Davis Venture Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004.........................................     2.803289         3.013083        1,062,708
   01/01/2005 to 12/31/2005.........................................     3.013083         3.261804        3,318,167
   01/01/2006 to 12/31/2006.........................................     3.261804         3.669884        4,992,316
   01/01/2007 to 12/31/2007.........................................     3.669884         3.768182        5,653,064
   01/01/2008 to 12/31/2008.........................................     3.768182         2.242698        5,413,160
   01/01/2009 to 12/31/2009.........................................     2.242698         2.905666        5,348,830
   01/01/2010 to 12/31/2010.........................................     2.905666         3.194462        5,124,551
   01/01/2011 to 12/31/2011.........................................     3.194462         3.009645        4,141,541
   01/01/2012 to 12/31/2012.........................................     3.009645         3.335303        3,694,865
   01/01/2013 to 12/31/2013.........................................     3.335303         4.377331        2,854,135
 Davis Venture Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004.........................................     2.754899         3.040225        7,252,181
   01/01/2005 to 12/31/2005.........................................     3.040225         3.295384        6,897,171
   01/01/2006 to 12/31/2006.........................................     3.295384         3.710426        6,463,719
   01/01/2007 to 12/31/2007.........................................     3.710426         3.813036        5,771,401
   01/01/2008 to 12/31/2008.........................................     3.813036         2.271722        5,054,789
   01/01/2009 to 12/31/2009.........................................     2.271722         2.947224        4,644,976
   01/01/2010 to 12/31/2010.........................................     2.947224         3.243210        3,750,176
   01/01/2011 to 12/31/2011.........................................     3.243210         3.058441        2,360,011
   01/01/2012 to 12/31/2012.........................................     3.058441         3.391920        1,147,422
   01/01/2013 to 12/31/2013.........................................     3.391920         4.457306          391,606
 Frontier Mid Cap Growth Sub-Account (Class B) (previously BlackRock
   Aggressive Growth Sub-Account (Class B))
   05/01/2004 to 12/31/2004.........................................    32.508364        35.994014            6,226
   01/01/2005 to 12/31/2005.........................................    35.994014        39.119897           11,985
   01/01/2006 to 12/31/2006.........................................    39.119897        40.990647           25,657
   01/01/2007 to 12/31/2007.........................................    40.990647        48.499263           66,958
   01/01/2008 to 12/31/2008.........................................    48.499263        25.848728           62,479
   01/01/2009 to 12/31/2009.........................................    25.848728        37.918863          151,327
   01/01/2010 to 12/31/2010.........................................    37.918863        42.912713           85,025
   01/01/2011 to 12/31/2011.........................................    42.912713        40.862614           75,415
   01/01/2012 to 12/31/2012.........................................    40.862614        44.510201           66,965
   01/01/2013 to 12/31/2013.........................................    44.510201        58.011343           55,489
 Harris Oakmark International Sub-Account (Class B)
   01/01/2004 to 12/31/2004.........................................     1.170223         1.387961        2,665,170
   01/01/2005 to 12/31/2005.........................................     1.387961         1.560464        4,478,652
   01/01/2006 to 12/31/2006.........................................     1.560464         1.978812        6,010,303
   01/01/2007 to 12/31/2007.........................................     1.978812         1.925450        7,243,154
   01/01/2008 to 12/31/2008.........................................     1.925450         1.120108        6,334,852
   01/01/2009 to 12/31/2009.........................................     1.120108         1.709297        5,918,182
   01/01/2010 to 12/31/2010.........................................     1.709297         1.958394        5,526,228
   01/01/2011 to 12/31/2011.........................................     1.958394         1.652603        4,649,431
   01/01/2012 to 12/31/2012.........................................     1.652603         2.101964        3,711,763
   01/01/2013 to 12/31/2013.........................................     2.101964         2.699323        2,889,136

                                                                                 AUV AT
                                                                              BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                 PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                             -------------- ------------------ --------------
 Harris Oakmark International Sub-Account (Class E)
   01/01/2004 to 12/31/2004.................................................   1.172603         1.392678            985,471
   01/01/2005 to 12/31/2005.................................................   1.392678         1.566275          1,211,368
   01/01/2006 to 12/31/2006.................................................   1.566275         1.988285          1,441,994
   01/01/2007 to 12/31/2007.................................................   1.988285         1.936990          1,563,307
   01/01/2008 to 12/31/2008.................................................   1.936990         1.127931          1,168,484
   01/01/2009 to 12/31/2009.................................................   1.127931         1.723506          1,070,177
   01/01/2010 to 12/31/2010.................................................   1.723506         1.976130            875,256
   01/01/2011 to 12/31/2011.................................................   1.976130         1.670209            386,967
   01/01/2012 to 12/31/2012.................................................   1.670209         2.124674            162,309
   01/01/2013 to 12/31/2013.................................................   2.124674         2.731793            115,263
 Invesco Balanced-Risk Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012.................................................   1.010680         1.046550            164,335
   01/01/2013 to 12/31/2013.................................................   1.046550         1.049105            448,211
 Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap
   Value Sub-Account (Class B))
   04/30/2012 to 12/31/2012.................................................   2.465202         2.530822          1,570,605
   01/01/2013 to 12/31/2013.................................................   2.530822         3.245460          1,091,031
 Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap
   Value Sub-Account (Class B) and before that Neuberger Berman Mid Cap
   Value Sub-Account)
   01/01/2004 to 12/31/2004.................................................   1.771780         2.138702          2,383,258
   01/01/2005 to 12/31/2005.................................................   2.138702         2.355913          3,515,078
   01/01/2006 to 12/31/2006.................................................   2.355913         2.578245          4,265,720
   01/01/2007 to 12/31/2007.................................................   2.578245         2.618053          3,664,108
   01/01/2008 to 12/31/2008.................................................   2.618053         1.353167          3,045,603
   01/01/2009 to 12/31/2009.................................................   1.353167         1.967460          2,794,157
   01/01/2010 to 12/31/2010.................................................   1.967460         2.440636          2,657,375
   01/01/2011 to 12/31/2011.................................................   2.440636         2.241661          2,005,470
   01/01/2012 to 04/27/2012.................................................   2.241661         2.477331                  0
 Invesco Small Cap Growth Sub-account
   01/01/2004 to 12/31/2004.................................................   1.155091         1.209826          1,198,175
   01/01/2005 to 12/31/2005.................................................   1.209826         1.289097          1,244,197
   01/01/2006 to 12/31/2006.................................................   1.289097         1.448622          1,132,529
   01/01/2007 to 12/31/2007.................................................   1.448622         1.583328            995,467
   01/01/2008 to 12/31/2008.................................................   1.583328         0.954672            809,830
   01/01/2009 to 12/31/2009.................................................   0.954672         1.257262            750,420
   01/01/2010 to 12/31/2010.................................................   1.257262         1.561286            846,487
   01/01/2011 to 12/31/2011.................................................   1.561286         1.519941            700,792
   01/01/2012 to 12/31/2012.................................................   1.519941         1.768372            497,949
   01/01/2013 to 12/31/2013.................................................   1.768372         2.439503            491,002
 Jennison Growth Sub-Account (Class B)
   05/01/2005 to 12/31/2005.................................................   0.402856         0.483272            168,238
   01/01/2006 to 12/31/2006.................................................   0.483272         0.487625            556,762
   01/01/2007 to 12/31/2007.................................................   0.487625         0.534493            865,603
   01/01/2008 to 12/31/2008.................................................   0.534493         0.333751          1,086,531
   01/01/2009 to 12/31/2009.................................................   0.333751         0.458401          2,123,425
   01/01/2010 to 12/31/2010.................................................   0.458401         0.502168          1,981,569
   01/01/2011 to 12/31/2011.................................................   0.502168         0.495309            874,770
   01/01/2012 to 12/31/2012.................................................   0.495309         0.563234          1,371,578
   01/01/2013 to 12/31/2013.................................................   0.563234         0.757901          1,263,020

                                                                                 AUV AT
                                                                              BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                 PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                             -------------- ------------------ --------------
 Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital
   Appreciation Sub-Account)
   05/01/2005 to 12/31/2005.................................................     7.880913         8.545877           11,867
   01/01/2006 to 12/31/2006.................................................     8.545877         9.051134           46,263
   01/01/2007 to 12/31/2007.................................................     9.051134        10.179389           69,786
   01/01/2008 to 12/31/2008.................................................    10.179389         5.415309           66,569
   01/01/2009 to 12/31/2009.................................................     5.415309         7.658423           63,957
   01/01/2010 to 12/31/2010.................................................     7.658423         8.245136           79,095
   01/01/2011 to 12/31/2011.................................................     8.245136         8.002498           53,784
   01/01/2012 to 04/27/2012.................................................     8.002498         8.996921                0
 Jennison Growth Sub-Account (Class B) (previously Met/Putnam Voyager Sub-
   Account (Class B))
   05/01/2004 to 12/31/2004.................................................     0.419194         0.437040           24,491
   01/01/2005 to 04/30/2005.................................................     0.437040         0.398036                0
 Jennison Growth Sub-Account (Class E)
   05/01/2005 to 12/31/2005.................................................     0.403125         0.484295        1,724,232
   01/01/2006 to 12/31/2006.................................................     0.484295         0.489014        1,722,112
   01/01/2007 to 12/31/2007.................................................     0.489014         0.536762        1,494,296
   01/01/2008 to 12/31/2008.................................................     0.536762         0.335025        1,110,516
   01/01/2009 to 12/31/2009.................................................     0.335025         0.461202        1,080,206
   01/01/2010 to 12/31/2010.................................................     0.461202         0.505816          678,936
   01/01/2011 to 12/31/2011.................................................     0.505816         0.499332          371,189
   01/01/2012 to 12/31/2012.................................................     0.499332         0.567917          288,455
   01/01/2013 to 12/31/2013.................................................     0.567917         0.765158          197,720
 Jennison Growth Sub-Account (Class E) (previously Met/Putnam Voyager Sub-
   Account (Class E))
   01/01/2004 to 12/31/2004.................................................     0.424301         0.437034        2,207,783
   01/01/2005 to 04/30/2005.................................................     0.437034         0.401990                0
 JPMorgan Global Active Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012.................................................     1.012734         1.048593           60,020
   01/01/2013 to 12/31/2013.................................................     1.048593         1.145328          401,071
 Loomis Sayles Global Markets Sub-Account (Class B)
   04/29/2013 to 12/31/2013.................................................    12.891273        14.148873           43,704
 Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin
   Income Sub-Account (Class B))
   04/28/2008 to 12/31/2008.................................................     9.998247         7.975389           50,460
   01/01/2009 to 12/31/2009.................................................     7.975389        10.033008           55,099
   01/01/2010 to 12/31/2010.................................................    10.033008        11.040934           73,288
   01/01/2011 to 12/31/2011.................................................    11.040934        11.097953           67,370
   01/01/2012 to 12/31/2012.................................................    11.097953        12.285250           88,777
   01/01/2013 to 04/26/2013.................................................    12.285250        12.815640                0
 Loomis Sayles Small Cap Core Sub-Account (Class B)
   05/01/2004 to 12/31/2004.................................................     2.295429         2.597547          183,662
   01/01/2005 to 12/31/2005.................................................     2.597547         2.727115          505,031
   01/01/2006 to 12/31/2006.................................................     2.727115         3.123967          957,556
   01/01/2007 to 12/31/2007.................................................     3.123967         3.431486        2,028,104
   01/01/2008 to 12/31/2008.................................................     3.431486         2.159249        1,740,851
   01/01/2009 to 12/31/2009.................................................     2.159249         2.760921        1,478,267
   01/01/2010 to 12/31/2010.................................................     2.760921         3.456441        1,273,978
   01/01/2011 to 12/31/2011.................................................     3.456441         3.413210        1,210,894
   01/01/2012 to 12/31/2012.................................................     3.413210         3.838000        1,098,005
   01/01/2013 to 12/31/2013.................................................     3.838000         5.313831          918,590

                                                        AUV AT
                                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                    -------------- ------------------ --------------
 Loomis Sayles Small Cap Core Sub-Account (Class E)
   01/01/2004 to 12/31/2004........................   2.288457         2.617001          1,804,117
   01/01/2005 to 12/31/2005........................   2.617001         2.749980          1,741,936
   01/01/2006 to 12/31/2006........................   2.749980         3.153181          1,606,420
   01/01/2007 to 12/31/2007........................   3.153181         3.466862          1,599,847
   01/01/2008 to 12/31/2008........................   3.466862         2.183704          1,440,440
   01/01/2009 to 12/31/2009........................   2.183704         2.794852          1,229,223
   01/01/2010 to 12/31/2010........................   2.794852         3.502507            939,987
   01/01/2011 to 12/31/2011........................   3.502507         3.462209            677,609
   01/01/2012 to 12/31/2012........................   3.462209         3.896896            350,579
   01/01/2013 to 12/31/2013........................   3.896896         5.400814            161,627
 Loomis Sayles Small Cap Growth Sub-Account
   01/01/2004 to 12/31/2004........................   0.885371         0.968406          3,158,601
   01/01/2005 to 12/31/2005........................   0.968406         0.994928          3,827,136
   01/01/2006 to 12/31/2006........................   0.994928         1.074352          3,681,568
   01/01/2007 to 12/31/2007........................   1.074352         1.102825          3,297,131
   01/01/2008 to 12/31/2008........................   1.102825         0.636943          2,906,450
   01/01/2009 to 12/31/2009........................   0.636943         0.812851          2,770,303
   01/01/2010 to 12/31/2010........................   0.812851         1.050723          2,328,039
   01/01/2011 to 12/31/2011........................   1.050723         1.062467          2,023,835
   01/01/2012 to 12/31/2012........................   1.062467         1.159415          1,548,049
   01/01/2013 to 12/31/2013........................   1.159415         1.693044          1,442,247
 Lord Abbett Bond Debenture Sub-Account
   01/01/2004 to 12/31/2004........................   1.555220         1.655460          4,755,082
   01/01/2005 to 12/31/2005........................   1.655460         1.653585          5,998,505
   01/01/2006 to 12/31/2006........................   1.653585         1.776280          6,366,804
   01/01/2007 to 12/31/2007........................   1.776280         1.862426          6,614,707
   01/01/2008 to 12/31/2008........................   1.862426         1.491822          5,097,221
   01/01/2009 to 12/31/2009........................   1.491822         2.008030          4,515,036
   01/01/2010 to 12/31/2010........................   2.008030         2.232391          3,921,351
   01/01/2011 to 12/31/2011........................   2.232391         2.295003          2,916,632
   01/01/2012 to 12/31/2012........................   2.295003         2.550789          2,409,592
   01/01/2013 to 12/31/2013........................   2.550789         2.710599          1,838,172
 Met/Artisan Mid Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004........................   2.946613         3.193249            711,120
   01/01/2005 to 12/31/2005........................   3.193249         3.447788          1,764,541
   01/01/2006 to 12/31/2006........................   3.447788         3.806276          2,128,666
   01/01/2007 to 12/31/2007........................   3.806276         3.480530          2,041,663
   01/01/2008 to 12/31/2008........................   3.480530         1.844979          1,851,824
   01/01/2009 to 12/31/2009........................   1.844979         2.563724          1,702,308
   01/01/2010 to 12/31/2010........................   2.563724         2.895454          1,551,484
   01/01/2011 to 12/31/2011........................   2.895454         3.034539          1,383,209
   01/01/2012 to 12/31/2012........................   3.034539         3.331965          1,262,012
   01/01/2013 to 12/31/2013........................   3.331965         4.476262            985,249

                                                                            AUV AT
                                                                         BEGINNING OF        AUV AT         ACCUM UNITS
                                                                            PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                        -------------- ------------------ --------------
 Met/Artisan Mid Cap Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004............................................     3.015461         3.257444        7,256,083
   01/01/2005 to 12/31/2005............................................     3.257444         3.520483        6,885,431
   01/01/2006 to 12/31/2006............................................     3.520483         3.890429        5,968,778
   01/01/2007 to 12/31/2007............................................     3.890429         3.561032        5,186,771
   01/01/2008 to 12/31/2008............................................     3.561032         1.889525        4,392,851
   01/01/2009 to 12/31/2009............................................     1.889525         2.628186        3,806,242
   01/01/2010 to 12/31/2010............................................     2.628186         2.971170        3,100,266
   01/01/2011 to 12/31/2011............................................     2.971170         3.117036        1,814,270
   01/01/2012 to 12/31/2012............................................     3.117036         3.425998          906,491
   01/01/2013 to 12/31/2013............................................     3.425998         4.607327          428,040
 Met/Franklin Low Duration Total Return Sub-Account
   05/02/2011 to 12/31/2011............................................     9.987809         9.753792            5,406
   01/01/2012 to 12/31/2012............................................     9.753792        10.020294            2,812
   01/01/2013 to 12/31/2013............................................    10.020294         9.975705           24,962
 MetLife Aggressive Strategy Sub-Account
   05/02/2011 to 12/31/2011............................................    12.015386        10.276570          330,420
   01/01/2012 to 12/31/2012............................................    10.276570        11.805698          270,260
   01/01/2013 to 12/31/2013............................................    11.805698        15.046595          224,520
 MetLife Aggressive Strategy Sub-Account (previously MetLife Aggressive
   Allocation Sub-Account )
   05/01/2005 to 12/31/2005............................................     9.998685        11.135628           77,705
   01/01/2006 to 12/31/2006............................................    11.135628        12.675464          117,272
   01/01/2007 to 12/31/2007............................................    12.675464        12.880927          244,730
   01/01/2008 to 12/31/2008............................................    12.880927         7.548534          299,115
   01/01/2009 to 12/31/2009............................................     7.548534         9.767981          249,032
   01/01/2010 to 12/31/2010............................................     9.767981        11.121367          370,336
   01/01/2011 to 04/29/2011............................................    11.121367        12.051635                0
 MetLife Balanced Plus Sub-Account
   04/30/2012 to 12/31/2012............................................     9.981034        10.430088           17,954
   01/01/2013 to 12/31/2013............................................    10.430088        11.738706           97,804
 MetLife Conservative Allocation Sub-Account
   05/01/2005 to 12/31/2005............................................     9.998685        10.285922           19,228
   01/01/2006 to 12/31/2006............................................    10.285922        10.820674          157,160
   01/01/2007 to 12/31/2007............................................    10.820674        11.241226          459,001
   01/01/2008 to 12/31/2008............................................    11.241226         9.470694          852,577
   01/01/2009 to 12/31/2009............................................     9.470694        11.233430          904,657
   01/01/2010 to 12/31/2010............................................    11.233430        12.166423          895,851
   01/01/2011 to 12/31/2011............................................    12.166423        12.363163          870,824
   01/01/2012 to 12/31/2012............................................    12.363163        13.282693          868,932
   01/01/2013 to 12/31/2013............................................    13.282693        13.632133          672,006
 MetLife Conservative to Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005............................................     9.998685        10.503558          239,186
   01/01/2006 to 12/31/2006............................................    10.503558        11.311294        1,100,116
   01/01/2007 to 12/31/2007............................................    11.311294        11.666322        1,548,316
   01/01/2008 to 12/31/2008............................................    11.666322         9.001247        1,344,836
   01/01/2009 to 12/31/2009............................................     9.001247        10.955786        1,171,265
   01/01/2010 to 12/31/2010............................................    10.955786        12.024721        1,099,827
   01/01/2011 to 12/31/2011............................................    12.024721        11.958392          935,552
   01/01/2012 to 12/31/2012............................................    11.958392        13.116385          833,851
   01/01/2013 to 12/31/2013............................................    13.116385        14.318416          733,508
 MetLife Growth Strategy Sub-Account (Class B)
   04/29/2013 to 12/31/2013............................................    11.512887        13.105859           61,986

                                                                            AUV AT
                                                                         BEGINNING OF        AUV AT         ACCUM UNITS
                                                                            PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                        -------------- ------------------ --------------
 MetLife Growth Strategy Sub-Account (Class B) (previously Met/Franklin
   Templeton Founding Strategy Sub-Account (Class B))
   04/28/2008 to 12/31/2008............................................     9.998247         7.023946           32,441
   01/01/2009 to 12/31/2009............................................     7.023946         8.886071           42,899
   01/01/2010 to 12/31/2010............................................     8.886071         9.623591           70,001
   01/01/2011 to 12/31/2011............................................     9.623591         9.304410           41,077
   01/01/2012 to 12/31/2012............................................     9.304410        10.632284           35,315
   01/01/2013 to 04/26/2013............................................    10.632284        11.438949                0
 MetLife Mid Cap Stock Index Sub-Account
   01/01/2004 to 12/31/2004............................................     1.135837         1.293477        3,074,816
   01/01/2005 to 12/31/2005............................................     1.293477         1.426031        3,625,618
   01/01/2006 to 12/31/2006............................................     1.426031         1.541357        3,779,819
   01/01/2007 to 12/31/2007............................................     1.541357         1.630771        3,351,786
   01/01/2008 to 12/31/2008............................................     1.630771         1.020994        2,997,819
   01/01/2009 to 12/31/2009............................................     1.020994         1.374307        2,708,746
   01/01/2010 to 12/31/2010............................................     1.374307         1.704093        2,139,787
   01/01/2011 to 12/31/2011............................................     1.704093         1.640413        1,624,962
   01/01/2012 to 12/31/2012............................................     1.640413         1.893982        1,312,865
   01/01/2013 to 12/31/2013............................................     1.893982         2.475858          937,392
 MetLife Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005............................................     9.998685        10.734050          310,272
   01/01/2006 to 12/31/2006............................................    10.734050        11.814835        1,557,506
   01/01/2007 to 12/31/2007............................................    11.814835        12.131604        3,623,715
   01/01/2008 to 12/31/2008............................................    12.131604         8.520078        3,887,940
   01/01/2009 to 12/31/2009............................................     8.520078        10.609381        3,708,347
   01/01/2010 to 12/31/2010............................................    10.609381        11.816261        3,597,593
   01/01/2011 to 12/31/2011............................................    11.816261        11.469905        3,457,375
   01/01/2012 to 12/31/2012............................................    11.469905        12.781453        3,041,430
   01/01/2013 to 12/31/2013............................................    12.781453        14.840782        2,744,799
 MetLife Moderate to Aggressive Allocation Sub-Account
   05/01/2005 to 12/31/2005............................................     9.998685        10.959606          219,068
   01/01/2006 to 12/31/2006............................................    10.959606        12.319482        2,977,663
   01/01/2007 to 12/31/2007............................................    12.319482        12.589616        6,419,896
   01/01/2008 to 12/31/2008............................................    12.589616         8.038528        7,383,995
   01/01/2009 to 12/31/2009............................................     8.038528        10.212538        7,076,022
   01/01/2010 to 12/31/2010............................................    10.212538        11.527862        6,576,218
   01/01/2011 to 12/31/2011............................................    11.527862        10.917303        6,071,950
   01/01/2012 to 12/31/2012............................................    10.917303        12.396149        5,638,962
   01/01/2013 to 12/31/2013............................................    12.396149        15.165284        4,835,348
 MetLife Multi-Index Targeted Risk Sub-Account (Class B)
   04/29/2013 to 12/31/2013............................................    10.786817        11.263864            7,961
 MetLife Stock Index Sub-Account
   01/01/2004 to 12/31/2004............................................     3.288101         3.568380        3,377,289
   01/01/2005 to 12/31/2005............................................     3.568380         3.665570        3,609,951
   01/01/2006 to 12/31/2006............................................     3.665570         4.155390        3,219,809
   01/01/2007 to 12/31/2007............................................     4.155390         4.292499        2,789,639
   01/01/2008 to 12/31/2008............................................     4.292499         2.650227        2,452,136
   01/01/2009 to 12/31/2009............................................     2.650227         3.284211        2,354,533
   01/01/2010 to 12/31/2010............................................     3.284211         3.700454        1,978,372
   01/01/2011 to 12/31/2011............................................     3.700454         3.701390        1,298,009
   01/01/2012 to 12/31/2012............................................     3.701390         4.204309          912,253
   01/01/2013 to 12/31/2013............................................     4.204309         5.449156          617,754

                                                                                              AUV AT
                                                                                           BEGINNING OF
                                                                                              PERIOD
                                                                                          --------------
 MFS(Reg. TM) Investors Trust Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................................   7.613656
   01/01/2005 to 12/31/2005..............................................................   8.428836
   01/01/2006 to 04/30/2006..............................................................   8.867953
 MFS(Reg. TM) Investors Trust Sub-Account (Class E)
   01/01/2004 to 12/31/2004..............................................................   0.774407
   01/01/2005 to 12/31/2005..............................................................   0.848030
   01/01/2006 to 04/30/2006..............................................................   0.893979
 MFS(Reg. TM) Investors Trust Sub-Account (previously MFS(Reg. TM) Research Managers Sub-
   Account)
   01/01/2004 to 04/30/2004..............................................................   0.792636
 MFS(Reg. TM) Research International Sub-Account
   01/01/2004 to 12/31/2004..............................................................   0.954602
   01/01/2005 to 12/31/2005..............................................................   1.123160
   01/01/2006 to 12/31/2006..............................................................   1.286912
   01/01/2007 to 12/31/2007..............................................................   1.602981
   01/01/2008 to 12/31/2008..............................................................   1.787056
   01/01/2009 to 12/31/2009..............................................................   1.013561
   01/01/2010 to 12/31/2010..............................................................   1.312335
   01/01/2011 to 12/31/2011..............................................................   1.438810
   01/01/2012 to 12/31/2012..............................................................   1.264298
   01/01/2013 to 12/31/2013..............................................................   1.451998
 MFS(Reg. TM) Total Return Sub-Account
   05/01/2004 to 12/31/2004..............................................................   3.553516
   01/01/2005 to 12/31/2005..............................................................   3.858783
   01/01/2006 to 12/31/2006..............................................................   3.905970
   01/01/2007 to 12/31/2007..............................................................   4.302877
   01/01/2008 to 12/31/2008..............................................................   4.408561
   01/01/2009 to 12/31/2009..............................................................   3.368831
   01/01/2010 to 12/31/2010..............................................................   3.922193
   01/01/2011 to 12/31/2011..............................................................   4.238158
   01/01/2012 to 12/31/2012..............................................................   4.261078
   01/01/2013 to 12/31/2013..............................................................   4.667275
 MFS(Reg. TM) Total Return Sub-Account (previously Balanced Sub-Account)
   01/01/2004 to 04/30/2004..............................................................   1.450638
 MFS(Reg. TM) Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................................   1.200207
   01/01/2005 to 12/31/2005..............................................................   1.293472
   01/01/2006 to 12/31/2006..............................................................   1.251989
   01/01/2007 to 12/31/2007..............................................................   1.451966
   01/01/2008 to 12/31/2008..............................................................   1.371269
   01/01/2009 to 12/31/2009..............................................................   0.894630
   01/01/2010 to 12/31/2010..............................................................   1.061664
   01/01/2011 to 12/31/2011..............................................................   1.161624
   01/01/2012 to 12/31/2012..............................................................   1.150528
   01/01/2013 to 12/31/2013..............................................................   1.316930



                                                                                                AUV AT         ACCUM UNITS
                                                                                           ENDING OF PERIOD   END OF PERIOD
                                                                                          ------------------ --------------
 MFS(Reg. TM) Investors Trust Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................................     8.428836              7,934
   01/01/2005 to 12/31/2005..............................................................     8.867953             12,380
   01/01/2006 to 04/30/2006..............................................................     9.262258             15,310
 MFS(Reg. TM) Investors Trust Sub-Account (Class E)
   01/01/2004 to 12/31/2004..............................................................     0.848030          2,183,123
   01/01/2005 to 12/31/2005..............................................................     0.893979          1,612,542
   01/01/2006 to 04/30/2006..............................................................     0.934033                  0
 MFS(Reg. TM) Investors Trust Sub-Account (previously MFS(Reg. TM) Research Managers Sub-
   Account)
   01/01/2004 to 04/30/2004..............................................................     0.806454            938,157
 MFS(Reg. TM) Research International Sub-Account
   01/01/2004 to 12/31/2004..............................................................     1.123160          2,946,010
   01/01/2005 to 12/31/2005..............................................................     1.286912          3,560,035
   01/01/2006 to 12/31/2006..............................................................     1.602981          3,480,312
   01/01/2007 to 12/31/2007..............................................................     1.787056          3,960,897
   01/01/2008 to 12/31/2008..............................................................     1.013561          4,325,382
   01/01/2009 to 12/31/2009..............................................................     1.312335          3,830,740
   01/01/2010 to 12/31/2010..............................................................     1.438810          3,122,820
   01/01/2011 to 12/31/2011..............................................................     1.264298          2,368,272
   01/01/2012 to 12/31/2012..............................................................     1.451998          2,008,879
   01/01/2013 to 12/31/2013..............................................................     1.704133          1,534,770
 MFS(Reg. TM) Total Return Sub-Account
   05/01/2004 to 12/31/2004..............................................................     3.858783            305,548
   01/01/2005 to 12/31/2005..............................................................     3.905970          1,846,742
   01/01/2006 to 12/31/2006..............................................................     4.302877          2,060,698
   01/01/2007 to 12/31/2007..............................................................     4.408561          2,219,964
   01/01/2008 to 12/31/2008..............................................................     3.368831          1,991,531
   01/01/2009 to 12/31/2009..............................................................     3.922193          1,729,362
   01/01/2010 to 12/31/2010..............................................................     4.238158          1,433,239
   01/01/2011 to 12/31/2011..............................................................     4.261078          1,094,304
   01/01/2012 to 12/31/2012..............................................................     4.667275            782,122
   01/01/2013 to 12/31/2013..............................................................     5.452106            602,943
 MFS(Reg. TM) Total Return Sub-Account (previously Balanced Sub-Account)
   01/01/2004 to 04/30/2004..............................................................     1.437026          3,136,968
 MFS(Reg. TM) Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................................     1.293472          1,134,902
   01/01/2005 to 12/31/2005..............................................................     1.251989          2,418,878
   01/01/2006 to 12/31/2006..............................................................     1.451966          2,931,446
   01/01/2007 to 12/31/2007..............................................................     1.371269          2,773,968
   01/01/2008 to 12/31/2008..............................................................     0.894630          2,626,587
   01/01/2009 to 12/31/2009..............................................................     1.061664          2,711,033
   01/01/2010 to 12/31/2010..............................................................     1.161624          2,482,650
   01/01/2011 to 12/31/2011..............................................................     1.150528          2,540,040
   01/01/2012 to 12/31/2012..............................................................     1.316930          2,638,511
   01/01/2013 to 12/31/2013..............................................................     1.754651          2,744,566

                                                                                       AUV AT
                                                                                    BEGINNING OF
                                                                                       PERIOD
                                                                                   --------------
 MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
   (Class B))
   05/01/2004 to 12/31/2004.......................................................   2.251096
   01/01/2005 to 12/31/2005.......................................................   2.535820
   01/01/2006 to 12/31/2006.......................................................   2.756018
   01/01/2007 to 12/31/2007.......................................................   3.028663
   01/01/2008 to 12/31/2008.......................................................   3.097746
   01/01/2009 to 12/31/2009.......................................................   1.856436
   01/01/2010 to 12/31/2010.......................................................   2.219517
   01/01/2011 to 12/31/2011.......................................................   2.496174
   01/01/2012 to 12/31/2012.......................................................   2.299788
   01/01/2013 to 04/26/2013.......................................................   2.613221
 MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
   Sub-Account (Class B))
   04/28/2008 to 12/31/2008.......................................................   9.998247
   01/01/2009 to 12/31/2009.......................................................   6.591039
   01/01/2010 to 12/31/2010.......................................................   8.100522
   01/01/2011 to 12/31/2011.......................................................   8.850774
   01/01/2012 to 12/31/2012.......................................................   8.662934
   01/01/2013 to 04/26/2013.......................................................   9.711057
 MFS(Reg. TM) Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004.......................................................   1.188042
   01/01/2005 to 12/31/2005.......................................................   1.301140
   01/01/2006 to 12/31/2006.......................................................   1.260792
   01/01/2007 to 12/31/2007.......................................................   1.463351
   01/01/2008 to 12/31/2008.......................................................   1.383424
   01/01/2009 to 12/31/2009.......................................................   0.903815
   01/01/2010 to 12/31/2010.......................................................   1.073328
   01/01/2011 to 12/31/2011.......................................................   1.175169
   01/01/2012 to 12/31/2012.......................................................   1.165874
   01/01/2013 to 12/31/2013.......................................................   1.335356
 MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
   (Class E))
   01/01/2004 to 12/31/2004.......................................................   2.289801
   01/01/2005 to 12/31/2005.......................................................   2.558969
   01/01/2006 to 12/31/2006.......................................................   2.783606
   01/01/2007 to 12/31/2007.......................................................   3.061937
   01/01/2008 to 12/31/2008.......................................................   3.134854
   01/01/2009 to 12/31/2009.......................................................   1.880800
   01/01/2010 to 12/31/2010.......................................................   2.251836
   01/01/2011 to 12/31/2011.......................................................   2.535159
   01/01/2012 to 12/31/2012.......................................................   2.337874
   01/01/2013 to 04/26/2013.......................................................   2.659216
 Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010.......................................................   1.253930
   01/01/2011 to 12/31/2011.......................................................   1.454404
   01/01/2012 to 12/31/2012.......................................................   1.332284
   01/01/2013 to 12/31/2013.......................................................   1.432716
 Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap
   Opportunities Sub-Account)
   01/01/2004 to 04/30/2004.......................................................   1.131649



                                                                                         AUV AT         ACCUM UNITS
                                                                                    ENDING OF PERIOD   END OF PERIOD
                                                                                   ------------------ --------------
 MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
   (Class B))
   05/01/2004 to 12/31/2004.......................................................       2.535820           67,352
   01/01/2005 to 12/31/2005.......................................................       2.756018          272,475
   01/01/2006 to 12/31/2006.......................................................       3.028663          352,558
   01/01/2007 to 12/31/2007.......................................................       3.097746          368,084
   01/01/2008 to 12/31/2008.......................................................       1.856436          311,288
   01/01/2009 to 12/31/2009.......................................................       2.219517          314,850
   01/01/2010 to 12/31/2010.......................................................       2.496174          257,707
   01/01/2011 to 12/31/2011.......................................................       2.299788          207,476
   01/01/2012 to 12/31/2012.......................................................       2.613221          148,553
   01/01/2013 to 04/26/2013.......................................................       2.875212                0
 MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
   Sub-Account (Class B))
   04/28/2008 to 12/31/2008.......................................................       6.591039            3,983
   01/01/2009 to 12/31/2009.......................................................       8.100522           37,985
   01/01/2010 to 12/31/2010.......................................................       8.850774           42,037
   01/01/2011 to 12/31/2011.......................................................       8.662934           26,728
   01/01/2012 to 12/31/2012.......................................................       9.711057           19,977
   01/01/2013 to 04/26/2013.......................................................      10.630832                0
 MFS(Reg. TM) Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004.......................................................       1.301140        4,302,227
   01/01/2005 to 12/31/2005.......................................................       1.260792        4,164,787
   01/01/2006 to 12/31/2006.......................................................       1.463351        3,581,343
   01/01/2007 to 12/31/2007.......................................................       1.383424        2,970,558
   01/01/2008 to 12/31/2008.......................................................       0.903815        2,517,435
   01/01/2009 to 12/31/2009.......................................................       1.073328        2,284,932
   01/01/2010 to 12/31/2010.......................................................       1.175169        1,889,305
   01/01/2011 to 12/31/2011.......................................................       1.165874        1,456,286
   01/01/2012 to 12/31/2012.......................................................       1.335356          774,122
   01/01/2013 to 12/31/2013.......................................................       1.782460          355,065
 MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
   (Class E))
   01/01/2004 to 12/31/2004.......................................................       2.558969          449,648
   01/01/2005 to 12/31/2005.......................................................       2.783606          454,362
   01/01/2006 to 12/31/2006.......................................................       3.061937          528,401
   01/01/2007 to 12/31/2007.......................................................       3.134854          430,049
   01/01/2008 to 12/31/2008.......................................................       1.880800          358,925
   01/01/2009 to 12/31/2009.......................................................       2.251836          316,008
   01/01/2010 to 12/31/2010.......................................................       2.535159          225,222
   01/01/2011 to 12/31/2011.......................................................       2.337874          127,394
   01/01/2012 to 12/31/2012.......................................................       2.659216           45,470
   01/01/2013 to 04/26/2013.......................................................       2.926856                0
 Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010.......................................................       1.454404        1,536,295
   01/01/2011 to 12/31/2011.......................................................       1.332284          986,161
   01/01/2012 to 12/31/2012.......................................................       1.432716          772,961
   01/01/2013 to 12/31/2013.......................................................       1.960212          595,048
 Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap
   Opportunities Sub-Account)
   01/01/2004 to 04/30/2004.......................................................       1.120668        1,045,702

                                                                                AUV AT
                                                                             BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                            -------------- ------------------ --------------
 Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap
   Opportunities Sub-Account and before that Janus Mid Cap Sub-Account))
   01/01/2004 to 12/31/2004................................................   1.412678         1.624128          2,036,124
   01/01/2005 to 12/31/2005................................................   1.624128         1.704926          2,051,188
   01/01/2006 to 12/31/2006................................................   1.704926         1.871877          2,008,067
   01/01/2007 to 12/31/2007................................................   1.871877         1.991405          1,989,430
   01/01/2008 to 12/31/2008................................................   1.991405         0.873383          1,952,129
   01/01/2009 to 12/31/2009................................................   0.873383         1.147738          1,861,117
   01/01/2010 to 04/30/2010................................................   1.147738         1.241387                  0
 MSCI EAFE(Reg. TM) Index Sub-Account
   01/01/2004 to 12/31/2004................................................   0.935931         1.098540          4,218,893
   01/01/2005 to 12/31/2005................................................   1.098540         1.220969          5,297,937
   01/01/2006 to 12/31/2006................................................   1.220969         1.507414          5,670,291
   01/01/2007 to 12/31/2007................................................   1.507414         1.639415          5,559,450
   01/01/2008 to 12/31/2008................................................   1.639415         0.932495          4,735,352
   01/01/2009 to 12/31/2009................................................   0.932495         1.177291          4,465,150
   01/01/2010 to 12/31/2010................................................   1.177291         1.250296          3,929,696
   01/01/2011 to 12/31/2011................................................   1.250296         1.074838          3,092,757
   01/01/2012 to 12/31/2012................................................   1.074838         1.248335          2,353,446
   01/01/2013 to 12/31/2013................................................   1.248335         1.492911          1,378,988
 Neuberger Berman Genesis Sub-account (previously BlackRock Strategic Value
   Sub-Account (Class B))
   05/01/2004 to 12/31/2004................................................   1.598838         1.796361          1,043,521
   01/01/2005 to 12/31/2005................................................   1.796361         1.837051          2,256,655
   01/01/2006 to 12/31/2006................................................   1.837051         2.105247          2,527,452
   01/01/2007 to 12/31/2007................................................   2.105247         1.995172          2,339,647
   01/01/2008 to 12/31/2008................................................   1.995172         1.206400          2,137,231
   01/01/2009 to 12/31/2009................................................   1.206400         1.339623          2,260,234
   01/01/2010 to 12/31/2010................................................   1.339623         1.599734          2,131,817
   01/01/2011 to 12/31/2011................................................   1.599734         1.661090          1,705,154
   01/01/2012 to 12/31/2012................................................   1.661090         1.794014          1,526,482
   01/01/2013 to 12/31/2013................................................   1.794014         2.439789          1,513,023
 Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap
   Sub-Account (Class B))
   01/01/2004 to 12/31/2004................................................   1.197301         1.347941          1,661,340
   01/01/2005 to 12/31/2005................................................   1.347941         1.433513          1,992,146
   01/01/2006 to 12/31/2006................................................   1.433513         1.617859          1,797,472
   01/01/2007 to 12/31/2007................................................   1.617859         1.548889          1,839,995
   01/01/2008 to 12/31/2008................................................   1.548889         0.940433          1,620,582
   01/01/2009 to 12/31/2009................................................   0.940433         1.265736          1,592,283
   01/01/2010 to 12/31/2010................................................   1.265736         1.530404          1,522,140
   01/01/2011 to 12/31/2011................................................   1.530404         1.426693          1,145,998
   01/01/2012 to 12/31/2012................................................   1.426693         1.478138            947,769
   01/01/2013 to 04/26/2013................................................   1.478138         1.601689                  0

                                                                                AUV AT
                                                                             BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                            -------------- ------------------ --------------
 Neuberger Berman Genesis Sub-account (previously BlackRock Strategic Value
   Sub-Account (Class E))
   01/01/2004 to 12/31/2004................................................     1.588924         1.800791        8,947,533
   01/01/2005 to 12/31/2005................................................     1.800791         1.842407        7,920,987
   01/01/2006 to 12/31/2006................................................     1.842407         2.114995        6,411,488
   01/01/2007 to 12/31/2007................................................     2.114995         2.006791        5,210,290
   01/01/2008 to 12/31/2008................................................     2.006791         1.214500        4,148,413
   01/01/2009 to 12/31/2009................................................     1.214500         1.349656        3,899,962
   01/01/2010 to 12/31/2010................................................     1.349656         1.613185        3,133,159
   01/01/2011 to 12/31/2011................................................     1.613185         1.675879        2,009,800
   01/01/2012 to 12/31/2012................................................     1.675879         1.812435          958,927
   01/01/2013 to 12/31/2013................................................     1.812435         2.468125          532,752
 Oppenheimer Global Equity Sub-Account (Class B)
   05/01/2004 to 12/31/2004................................................    12.571165        14.481999            8,242
   01/01/2005 to 12/31/2005................................................    14.481999        16.530281           59,458
   01/01/2006 to 12/31/2006................................................    16.530281        18.928740          134,967
   01/01/2007 to 12/31/2007................................................    18.928740        19.793045          157,691
   01/01/2008 to 12/31/2008................................................    19.793045        11.577961          125,145
   01/01/2009 to 12/31/2009................................................    11.577961        15.929235          125,380
   01/01/2010 to 12/31/2010................................................    15.929235        18.173340          112,800
   01/01/2011 to 12/31/2011................................................    18.173340        16.382079           77,592
   01/01/2012 to 12/31/2012................................................    16.382079        19.534399           77,099
   01/01/2013 to 12/31/2013................................................    19.534399        24.436787           70,314
 Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton
   Growth Sub-Account (Class B))
   04/28/2008 to 12/31/2008................................................     9.998247         6.560224            1,439
   01/01/2009 to 12/31/2009................................................     6.560224         8.562128           15,080
   01/01/2010 to 12/31/2010................................................     8.562128         9.071628           21,275
   01/01/2011 to 12/31/2011................................................     9.071628         8.312155           22,391
   01/01/2012 to 12/31/2012................................................     8.312155         9.996624           49,675
   01/01/2013 to 04/26/2013................................................     9.996624        10.620700                0
 PIMCO Inflation Protection Bond Sub-Account
   05/01/2006 to 12/31/2006................................................    10.929626        11.021826           10,530
   01/01/2007 to 12/31/2007................................................    11.021826        12.017102          102,231
   01/01/2008 to 12/31/2008................................................    12.017102        11.011122          381,006
   01/01/2009 to 12/31/2009................................................    11.011122        12.792205          508,674
   01/01/2010 to 12/31/2010................................................    12.792205        13.566250          520,547
   01/01/2011 to 12/31/2011................................................    13.566250        14.838974          493,886
   01/01/2012 to 12/31/2012................................................    14.838974        15.935663          507,702
   01/01/2013 to 12/31/2013................................................    15.935663        14.228103          365,070
 PIMCO Total Return Sub-Account
   01/01/2004 to 12/31/2004................................................     1.161370         1.199811       21,116,440
   01/01/2005 to 12/31/2005................................................     1.199811         1.207358       25,610,428
   01/01/2006 to 12/31/2006................................................     1.207358         1.241927       25,432,647
   01/01/2007 to 12/31/2007................................................     1.241927         1.314558       24,228,413
   01/01/2008 to 12/31/2008................................................     1.314558         1.298939       18,888,307
   01/01/2009 to 12/31/2009................................................     1.298939         1.508792       18,377,813
   01/01/2010 to 12/31/2010................................................     1.508792         1.606167       16,193,669
   01/01/2011 to 12/31/2011................................................     1.606167         1.630843       12,128,709
   01/01/2012 to 12/31/2012................................................     1.630843         1.753607        9,408,185
   01/01/2013 to 12/31/2013................................................     1.753607         1.692717        7,080,226
 Pyramis(Reg. TM) Government Income Sub-Account
   04/30/2012 to 12/31/2012................................................    10.750873        10.902456            7,444
   01/01/2013 to 12/31/2013................................................    10.902456        10.244483           37,164

                                                          AUV AT
                                                       BEGINNING OF        AUV AT         ACCUM UNITS
                                                          PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                      -------------- ------------------ --------------
 Pyramis(Reg. TM) Managed Risk Sub-Account (Class B)
   04/29/2013 to 12/31/2013..........................    10.215538        10.738131            3,948
 Russell 2000(Reg. TM) Index Sub-Account
   01/01/2004 to 12/31/2004..........................     1.318657         1.523502        5,372,504
   01/01/2005 to 12/31/2005..........................     1.523502         1.563867        5,149,835
   01/01/2006 to 12/31/2006..........................     1.563867         1.809693        5,259,626
   01/01/2007 to 12/31/2007..........................     1.809693         1.750455        4,784,089
   01/01/2008 to 12/31/2008..........................     1.750455         1.142560        4,043,608
   01/01/2009 to 12/31/2009..........................     1.142560         1.412958        3,854,722
   01/01/2010 to 12/31/2010..........................     1.412958         1.760129        3,311,263
   01/01/2011 to 12/31/2011..........................     1.760129         1.657983        2,677,719
   01/01/2012 to 12/31/2012..........................     1.657983         1.893425        1,856,858
   01/01/2013 to 12/31/2013..........................     1.893425         2.574862        1,147,404
 Schroders Global Multi-Asset Sub-Account
   04/30/2012 to 12/31/2012..........................     1.010712         1.066681           46,513
   01/01/2013 to 12/31/2013..........................     1.066681         1.155890          165,515
 SSgA Growth and Income ETF Sub-Account
   05/01/2006 to 12/31/2006..........................    10.501212        11.133180           14,462
   01/01/2007 to 12/31/2007..........................    11.133180        11.547004           17,875
   01/01/2008 to 12/31/2008..........................    11.547004         8.515560           31,512
   01/01/2009 to 12/31/2009..........................     8.515560        10.466042           81,967
   01/01/2010 to 12/31/2010..........................    10.466042        11.560593          362,628
   01/01/2011 to 12/31/2011..........................    11.560593        11.498194          218,845
   01/01/2012 to 12/31/2012..........................    11.498194        12.768193          227,747
   01/01/2013 to 12/31/2013..........................    12.768193        14.190447          195,543
 SSgA Growth ETF Sub-Account
   05/01/2006 to 12/31/2006..........................    10.691865        11.387352           13,471
   01/01/2007 to 12/31/2007..........................    11.387352        11.835268           24,748
   01/01/2008 to 12/31/2008..........................    11.835268         7.807065           16,507
   01/01/2009 to 12/31/2009..........................     7.807065         9.918875          123,280
   01/01/2010 to 12/31/2010..........................     9.918875        11.143148          147,800
   01/01/2011 to 12/31/2011..........................    11.143148        10.733143          267,797
   01/01/2012 to 12/31/2012..........................    10.733143        12.149637          249,907
   01/01/2013 to 12/31/2013..........................    12.149637        14.117693          266,225
 T. Rowe Price Large Cap Growth Sub-Account (Class B)
   05/01/2004 to 12/31/2004..........................     1.104511         1.195282          416,770
   01/01/2005 to 12/31/2005..........................     1.195282         1.250798        1,478,570
   01/01/2006 to 12/31/2006..........................     1.250798         1.389577        2,323,481
   01/01/2007 to 12/31/2007..........................     1.389577         1.492542        2,599,776
   01/01/2008 to 12/31/2008..........................     1.492542         0.851851        2,658,485
   01/01/2009 to 12/31/2009..........................     0.851851         1.199123        2,556,959
   01/01/2010 to 12/31/2010..........................     1.199123         1.377692        2,198,713
   01/01/2011 to 12/31/2011..........................     1.377692         1.337764        1,875,525
   01/01/2012 to 12/31/2012..........................     1.337764         1.562261        1,779,770
   01/01/2013 to 12/31/2013..........................     1.562261         2.133525        3,336,794

                                                                          AUV AT
                                                                       BEGINNING OF        AUV AT         ACCUM UNITS
                                                                          PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                      -------------- ------------------ --------------
 T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM
   Technology Sub-Account (Class B))
   01/01/2004 to 12/31/2004..........................................   0.457377         0.430688          3,286,452
   01/01/2005 to 12/31/2005..........................................   0.430688         0.470564          3,105,243
   01/01/2006 to 12/31/2006..........................................   0.470564         0.487874          2,959,705
   01/01/2007 to 12/31/2007..........................................   0.487874         0.631436          4,990,598
   01/01/2008 to 12/31/2008..........................................   0.631436         0.345163          5,474,189
   01/01/2009 to 12/31/2009..........................................   0.345163         0.540015          5,652,634
   01/01/2010 to 12/31/2010..........................................   0.540015         0.678609          4,013,953
   01/01/2011 to 12/31/2011..........................................   0.678609         0.601772          6,026,902
   01/01/2012 to 12/31/2012..........................................   0.601772         0.663932          5,253,367
   01/01/2013 to 04/26/2013..........................................   0.663932         0.693847                  0
 T. Rowe Price Mid Cap Growth Sub-Account
   01/01/2004 to 12/31/2004..........................................   0.608944         0.706063          5,450,409
   01/01/2005 to 12/31/2005..........................................   0.706063         0.796528          6,667,529
   01/01/2006 to 12/31/2006..........................................   0.796528         0.832239          7,066,576
   01/01/2007 to 12/31/2007..........................................   0.832239         0.963407          7,702,266
   01/01/2008 to 12/31/2008..........................................   0.963407         0.571214          7,174,342
   01/01/2009 to 12/31/2009..........................................   0.571214         0.817769          6,745,474
   01/01/2010 to 12/31/2010..........................................   0.817769         1.027592          5,868,648
   01/01/2011 to 12/31/2011..........................................   1.027592         0.994651          4,431,848
   01/01/2012 to 12/31/2012..........................................   0.994651         1.112709          3,800,390
   01/01/2013 to 12/31/2013..........................................   1.112709         1.495610          3,113,968
 T. Rowe Price Small Cap Growth Sub-Account
   05/01/2004 to 12/31/2004..........................................   1.220510         1.299480             94,897
   01/01/2005 to 12/31/2005..........................................   1.299480         1.415952            426,376
   01/01/2006 to 12/31/2006..........................................   1.415952         1.444098            674,484
   01/01/2007 to 12/31/2007..........................................   1.444098         1.556521            738,626
   01/01/2008 to 12/31/2008..........................................   1.556521         0.975437            968,259
   01/01/2009 to 12/31/2009..........................................   0.975437         1.330833            903,533
   01/01/2010 to 12/31/2010..........................................   1.330833         1.763710            929,772
   01/01/2011 to 12/31/2011..........................................   1.763710         1.760891            821,257
   01/01/2012 to 12/31/2012..........................................   1.760891         2.008469            848,248
   01/01/2013 to 12/31/2013..........................................   2.008469         2.849696            755,168
 Western Asset Management Strategic Bond Opportunities Sub-Account
   (Class B)
   05/01/2004 to 12/31/2004..........................................   1.830604         1.938113            839,207
   01/01/2005 to 12/31/2005..........................................   1.938113         1.956297          2,018,155
   01/01/2006 to 12/31/2006..........................................   1.956297         2.018231          2,855,448
   01/01/2007 to 12/31/2007..........................................   2.018231         2.059586          3,119,527
   01/01/2008 to 12/31/2008..........................................   2.059586         1.718262          2,547,418
   01/01/2009 to 12/31/2009..........................................   1.718262         2.230307          2,238,595
   01/01/2010 to 12/31/2010..........................................   2.230307         2.468297          2,053,931
   01/01/2011 to 12/31/2011..........................................   2.468297         2.570967          1,682,107
   01/01/2012 to 12/31/2012..........................................   2.570967         2.815669          1,609,764
   01/01/2013 to 12/31/2013..........................................   2.815669         2.793889          1,304,547

                                                                       AUV AT
                                                                    BEGINNING OF        AUV AT         ACCUM UNITS
                                                                       PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                   -------------- ------------------ --------------
 Western Asset Management Strategic Bond Opportunities Sub-Account
   (Class E)
   01/01/2004 to 12/31/2004.......................................     1.866126         1.955371        4,306,888
   01/01/2005 to 12/31/2005.......................................     1.955371         1.975842        4,349,715
   01/01/2006 to 12/31/2006.......................................     1.975842         2.038970        3,640,423
   01/01/2007 to 12/31/2007.......................................     2.038970         2.084453        3,683,248
   01/01/2008 to 12/31/2008.......................................     2.084453         1.741245        3,067,366
   01/01/2009 to 12/31/2009.......................................     1.741245         2.261567        2,630,081
   01/01/2010 to 12/31/2010.......................................     2.261567         2.506637        2,090,061
   01/01/2011 to 12/31/2011.......................................     2.506637         2.613131        1,404,918
   01/01/2012 to 12/31/2012.......................................     2.613131         2.861950          859,046
   01/01/2013 to 12/31/2013.......................................     2.861950         2.842859          575,989
 Western Asset Management U.S. Government Sub-Account (Class B)
   05/01/2004 to 12/31/2004.......................................     1.513080         1.547102        1,287,290
   01/01/2005 to 12/31/2005.......................................     1.547102         1.543790        3,528,990
   01/01/2006 to 12/31/2006.......................................     1.543790         1.578832        4,273,029
   01/01/2007 to 12/31/2007.......................................     1.578832         1.616303        4,262,107
   01/01/2008 to 12/31/2008.......................................     1.616303         1.582115        4,145,062
   01/01/2009 to 12/31/2009.......................................     1.582115         1.620533        3,593,723
   01/01/2010 to 12/31/2010.......................................     1.620533         1.682408        3,329,227
   01/01/2011 to 12/31/2011.......................................     1.682408         1.742961        2,894,771
   01/01/2012 to 12/31/2012.......................................     1.742961         1.767423        2,712,920
   01/01/2013 to 12/31/2013.......................................     1.767423         1.723623        1,938,594
 Western Asset Management U.S. Government Sub-Account (Class E)
   01/01/2004 to 12/31/2004.......................................     1.541705         1.559729        7,595,926
   01/01/2005 to 12/31/2005.......................................     1.559729         1.559285        6,706,346
   01/01/2006 to 12/31/2006.......................................     1.559285         1.595602        5,087,809
   01/01/2007 to 12/31/2007.......................................     1.595602         1.635026        3,818,123
   01/01/2008 to 12/31/2008.......................................     1.635026         1.602116        2,659,069
   01/01/2009 to 12/31/2009.......................................     1.602116         1.642683        2,423,112
   01/01/2010 to 12/31/2010.......................................     1.642683         1.708288        1,684,764
   01/01/2011 to 12/31/2011.......................................     1.708288         1.770045          928,299
   01/01/2012 to 12/31/2012.......................................     1.770045         1.796624          451,381
   01/01/2013 to 12/31/2013.......................................     1.796624         1.754855          222,913
 American Funds Bond Sub-Account
   05/01/2006 to 12/31/2006.......................................    14.236650        14.899363           55,288
   01/01/2007 to 12/31/2007.......................................    14.899363        15.111599          208,931
   01/01/2008 to 12/31/2008.......................................    15.111599        13.447112          201,582
   01/01/2009 to 12/31/2009.......................................    13.447112        14.864707          185,037
   01/01/2010 to 12/31/2010.......................................    14.864707        15.532678          171,080
   01/01/2011 to 12/31/2011.......................................    15.532678        16.179441          167,322
   01/01/2012 to 12/31/2012.......................................    16.179441        16.734733          155,809
   01/01/2013 to 12/31/2013.......................................    16.734733        16.073401          115,336
 American Funds Global Small Capitalization Sub-Account
   01/01/2004 to 12/31/2004.......................................     1.596150         1.893997        3,715,173
   01/01/2005 to 12/31/2005.......................................     1.893997         2.330777        5,836,851
   01/01/2006 to 12/31/2006.......................................     2.330777         2.838565        7,053,033
   01/01/2007 to 12/31/2007.......................................     2.838565         3.383309        8,807,810
   01/01/2008 to 12/31/2008.......................................     3.383309         1.543542        8,146,069
   01/01/2009 to 12/31/2009.......................................     1.543542         2.444064        7,440,643
   01/01/2010 to 12/31/2010.......................................     2.444064         2.937089        6,104,990
   01/01/2011 to 12/31/2011.......................................     2.937089         2.331325        4,931,704
   01/01/2012 to 12/31/2012.......................................     2.331325         2.704363        4,069,901
   01/01/2013 to 12/31/2013.......................................     2.704363         3.405568        3,035,355

                                              AUV AT
                                           BEGINNING OF        AUV AT         ACCUM UNITS
                                              PERIOD      ENDING OF PERIOD   END OF PERIOD
                                          -------------- ------------------ --------------
 American Funds Growth Sub-Account
   01/01/2004 to 12/31/2004..............    10.551031        11.651464       2,669,570
   01/01/2005 to 12/31/2005..............    11.651464        13.290627       3,172,919
   01/01/2006 to 12/31/2006..............    13.290627        14.380816       3,472,367
   01/01/2007 to 12/31/2007..............    14.380816        15.858887       3,490,105
   01/01/2008 to 12/31/2008..............    15.858887         8.721929       3,321,752
   01/01/2009 to 12/31/2009..............     8.721929        11.936545       3,057,207
   01/01/2010 to 12/31/2010..............    11.936545        13.906920       2,724,919
   01/01/2011 to 12/31/2011..............    13.906920        13.068603       2,102,030
   01/01/2012 to 12/31/2012..............    13.068603        15.122922       1,587,966
   01/01/2013 to 12/31/2013..............    15.122922        19.314745       1,112,780
 American Funds Growth-Income Sub-Account
   01/01/2004 to 12/31/2004..............     8.211075         8.896386       3,264,110
   01/01/2005 to 12/31/2005..............     8.896386         9.243150       3,784,285
   01/01/2006 to 12/31/2006..............     9.243150        10.453750       3,958,100
   01/01/2007 to 12/31/2007..............    10.453750        10.778557       3,738,577
   01/01/2008 to 12/31/2008..............    10.778557         6.575688       3,108,323
   01/01/2009 to 12/31/2009..............     6.575688         8.471822       2,894,232
   01/01/2010 to 12/31/2010..............     8.471822         9.266945       2,624,790
   01/01/2011 to 12/31/2011..............     9.266945         8.930939       2,037,254
   01/01/2012 to 12/31/2012..............     8.930939        10.299000       1,421,794
   01/01/2013 to 12/31/2013..............    10.299000        13.497272       1,011,867





                                                                       AUV AT
                                                                    BEGINNING OF        AUV AT         ACCUM UNITS
                                                                       PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                   -------------- ------------------ --------------
American Forerunner - 1.50
 AllianceBernstein Global Dynamic Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012.......................................    10.208984        10.550465           3,908
   01/01/2013 to 12/31/2013.......................................    10.550465        11.551854           9,638
 American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................    10.008356         7.006834          77,597
   01/01/2009 to 12/31/2009.......................................     7.006834         8.926760         152,849
   01/01/2010 to 12/31/2010.......................................     8.926760         9.863326         240,778
   01/01/2011 to 12/31/2011.......................................     9.863326         9.510068         234,785
   01/01/2012 to 12/31/2012.......................................     9.510068        10.635126         228,395
   01/01/2013 to 12/31/2013.......................................    10.635126        12.418392         166,618
 American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................     9.998356         6.355426         474,130
   01/01/2009 to 12/31/2009.......................................     6.355426         8.391968         852,845
   01/01/2010 to 12/31/2010.......................................     8.391968         9.381751         782,777
   01/01/2011 to 12/31/2011.......................................     9.381751         8.804928         729,129
   01/01/2012 to 12/31/2012.......................................     8.804928        10.074643         741,126
   01/01/2013 to 12/31/2013.......................................    10.074643        12.416587         737,355
 American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................    10.018355         7.680087         157,033
   01/01/2009 to 12/31/2009.......................................     7.680087         9.335863         307,082
   01/01/2010 to 12/31/2010.......................................     9.335863        10.108040         327,367
   01/01/2011 to 12/31/2011.......................................    10.108040         9.976909         316,105
   01/01/2012 to 12/31/2012.......................................     9.976909        10.892841         343,445
   01/01/2013 to 12/31/2013.......................................    10.892841        12.181525         342,434
 AQR Global Risk Balanced Sub-Account (Class B)
   04/30/2012 to 12/31/2012.......................................    11.141882        11.541250           9,539
   01/01/2013 to 12/31/2013.......................................    11.541250        10.983847           8,446

                                                                              AUV AT
                                                                           BEGINNING OF        AUV AT         ACCUM UNITS
                                                                              PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                          -------------- ------------------ --------------
 Baillie Gifford International Stock Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................     1.166701         1.331885           71,817
   01/01/2005 to 12/31/2005..............................................     1.331885         1.542867          158,018
   01/01/2006 to 12/31/2006..............................................     1.542867         1.766608          216,333
   01/01/2007 to 12/31/2007..............................................     1.766608         1.915389          233,216
   01/01/2008 to 12/31/2008..............................................     1.915389         1.052042          371,033
   01/01/2009 to 12/31/2009..............................................     1.052042         1.263199          340,206
   01/01/2010 to 12/31/2010..............................................     1.263199         1.329779          309,486
   01/01/2011 to 12/31/2011..............................................     1.329779         1.046275          257,108
   01/01/2012 to 12/31/2012..............................................     1.046275         1.230227          253,660
   01/01/2013 to 12/31/2013..............................................     1.230227         1.395370          238,815
 Baillie Gifford International Stock Sub-Account (Class E)
   01/01/2004 to 12/31/2004..............................................     1.159496         1.347955        1,098,003
   01/01/2005 to 12/31/2005..............................................     1.347955         1.564323          941,155
   01/01/2006 to 12/31/2006..............................................     1.564323         1.791679          707,911
   01/01/2007 to 12/31/2007..............................................     1.791679         1.944964          663,498
   01/01/2008 to 12/31/2008..............................................     1.944964         1.069058          491,493
   01/01/2009 to 12/31/2009..............................................     1.069058         1.284440          422,367
   01/01/2010 to 12/31/2010..............................................     1.284440         1.354373          321,196
   01/01/2011 to 12/31/2011..............................................     1.354373         1.067660          269,967
   01/01/2012 to 12/31/2012..............................................     1.067660         1.255657          278,670
   01/01/2013 to 12/31/2013..............................................     1.255657         1.426180          210,591
 Barclays Aggregate Bond Index Sub-Account (Class B) (previously Barclays
   Capital Aggregate Bond Index Sub-Account (Class B))
   01/01/2004 to 12/31/2004..............................................     1.241099         1.269569        1,344,094
   01/01/2005 to 12/31/2005..............................................     1.269569         1.273892        1,484,719
   01/01/2006 to 12/31/2006..............................................     1.273892         1.302829        1,457,503
   01/01/2007 to 12/31/2007..............................................     1.302829         1.368813        1,461,412
   01/01/2008 to 12/31/2008..............................................     1.368813         1.424305        1,114,767
   01/01/2009 to 12/31/2009..............................................     1.424305         1.472971        1,025,111
   01/01/2010 to 12/31/2010..............................................     1.472971         1.533655          879,057
   01/01/2011 to 12/31/2011..............................................     1.533655         1.620918          766,916
   01/01/2012 to 12/31/2012..............................................     1.620918         1.654538          670,897
   01/01/2013 to 12/31/2013..............................................     1.654538         1.588641          544,165
 Frontier Mid Cap Growth Sub-Account (Class B) (previously BlackRock
   Aggressive Growth Sub-Account (Class B))
   05/01/2004 to 12/31/2004..............................................    33.033515        36.599740               14
   01/01/2005 to 12/31/2005..............................................    36.599740        39.817901            1,961
   01/01/2006 to 12/31/2006..............................................    39.817901        41.763681            1,853
   01/01/2007 to 12/31/2007..............................................    41.763681        49.463597            2,382
   01/01/2008 to 12/31/2008..............................................    49.463597        26.389229            2,905
   01/01/2009 to 12/31/2009..............................................    26.389229        38.750475            4,169
   01/01/2010 to 12/31/2010..............................................    38.750475        43.897683            3,268
   01/01/2011 to 12/31/2011..............................................    43.897683        41.842287            2,555
   01/01/2012 to 12/31/2012..............................................    41.842287        45.623170            2,796
   01/01/2013 to 12/31/2013..............................................    45.623170        59.521365            3,136

                                                                                AUV AT
                                                                             BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                            -------------- ------------------ --------------
 BlackRock Bond Income Sub-Account (Class B)
   01/01/2004 to 12/31/2004................................................     4.278163         4.390130       1,021,364
   01/01/2005 to 12/31/2005................................................     4.390130         4.418130       1,041,389
   01/01/2006 to 12/31/2006................................................     4.418130         4.532595       1,021,385
   01/01/2007 to 12/31/2007................................................     4.532595         4.733636         976,697
   01/01/2008 to 12/31/2008................................................     4.733636         4.492074         807,503
   01/01/2009 to 12/31/2009................................................     4.492074         4.831586         723,412
   01/01/2010 to 12/31/2010................................................     4.831586         5.143722         608,895
   01/01/2011 to 12/31/2011................................................     5.143722         5.386798         548,972
   01/01/2012 to 12/31/2012................................................     5.386798         5.692563         538,059
   01/01/2013 to 12/31/2013................................................     5.692563         5.551301         508,980
 BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock
   Legacy Large Cap Growth Sub-Account (Class B))
   05/01/2004 to 12/31/2004................................................     2.297490         2.515792          18,136
   01/01/2005 to 12/31/2005................................................     2.515792         2.645822          40,745
   01/01/2006 to 12/31/2006................................................     2.645822         2.707812          51,217
   01/01/2007 to 12/31/2007................................................     2.707812         3.158926          56,735
   01/01/2008 to 12/31/2008................................................     3.158926         1.969979          66,674
   01/01/2009 to 12/31/2009................................................     1.969979         2.649087          86,701
   01/01/2010 to 12/31/2010................................................     2.649087         3.117748          85,395
   01/01/2011 to 12/31/2011................................................     3.117748         2.790222          76,307
   01/01/2012 to 12/31/2012................................................     2.790222         3.135257          73,838
   01/01/2013 to 12/31/2013................................................     3.135257         4.135715          73,741
 BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock
   Legacy Large Cap Growth Sub-Account (Class B) and before that FI Large
   Cap Sub-Account)
   05/01/2006 to 12/31/2006................................................    16.926625        17.112239           1,863
   01/01/2007 to 12/31/2007................................................    17.112239        17.483597           1,923
   01/01/2008 to 12/31/2008................................................    17.483597         9.480861           1,850
   01/01/2009 to 05/01/2009................................................     9.480861         9.890852               0
 BlackRock Capital Appreciation Sub-Account (Class E) (previously BlackRock
   Legacy Large Cap Growth Sub-Account (Class E))
   01/01/2004 to 12/31/2004................................................     2.369215         2.534722         692,328
   01/01/2005 to 12/31/2005................................................     2.534722         2.668175         577,553
   01/01/2006 to 12/31/2006................................................     2.668175         2.733640         396,651
   01/01/2007 to 12/31/2007................................................     2.733640         3.192042         342,798
   01/01/2008 to 12/31/2008................................................     3.192042         1.992606         263,101
   01/01/2009 to 12/31/2009................................................     1.992606         2.681847         208,429
   01/01/2010 to 12/31/2010................................................     2.681847         3.160374         176,932
   01/01/2011 to 12/31/2011................................................     3.160374         2.831228         161,769
   01/01/2012 to 12/31/2012................................................     2.831228         3.184186         137,483
   01/01/2013 to 12/31/2013................................................     3.184186         4.204719          98,453
 BlackRock Diversified Sub-Account (Class B)
   05/01/2004 to 12/31/2004................................................    34.707273        37.422077             914
   01/01/2005 to 12/31/2005................................................    37.422077        37.905729           1,068
   01/01/2006 to 12/31/2006................................................    37.905729        41.168965           1,436
   01/01/2007 to 12/31/2007................................................    41.168965        42.830519           2,148
   01/01/2008 to 12/31/2008................................................    42.830519        31.657964           2,311
   01/01/2009 to 12/31/2009................................................    31.657964        36.488698           3,169
   01/01/2010 to 12/31/2010................................................    36.488698        39.293794           5,494
   01/01/2011 to 12/31/2011................................................    39.293794        40.099301           6,544
   01/01/2012 to 12/31/2012................................................    40.099301        44.281888           6,402
   01/01/2013 to 12/31/2013................................................    44.281888        52.467948           5,655

                                                                          AUV AT
                                                                       BEGINNING OF        AUV AT         ACCUM UNITS
                                                                          PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                      -------------- ------------------ --------------
 BlackRock Global Tactical Strategies Sub-Account (Class B)
   04/30/2012 to 12/31/2012..........................................     9.964181       10.279944            27,337
   01/01/2013 to 12/31/2013..........................................    10.279944       11.170834            23,172
 BlackRock Large Cap Core Sub-Account
   04/30/2007 to 12/31/2007..........................................     7.626066        7.686366            73,091
   01/01/2008 to 12/31/2008..........................................     7.686366        4.746774            63,532
   01/01/2009 to 12/31/2009..........................................     4.746774        5.573756            55,708
   01/01/2010 to 12/31/2010..........................................     5.573756        6.174679            52,533
   01/01/2011 to 12/31/2011..........................................     6.174679        6.098461            43,565
   01/01/2012 to 12/31/2012..........................................     6.098461        6.812951            46,320
   01/01/2013 to 12/31/2013..........................................     6.812951        9.012433            33,193
 BlackRock Large Cap Sub-Account (previously BlackRock Large Cap Sub-
   Account)
   01/01/2004 to 12/31/2004..........................................     5.898786        6.426552            91,826
   01/01/2005 to 12/31/2005..........................................     6.426552        6.541126            83,065
   01/01/2006 to 12/31/2006..........................................     6.541126        7.335451            73,743
   01/01/2007 to 04/27/2007..........................................     7.335451        7.690404                 0
 BlackRock Large Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004..........................................     1.066985        1.176301           129,326
   01/01/2005 to 12/31/2005..........................................     1.176301        1.223235           190,855
   01/01/2006 to 12/31/2006..........................................     1.223235        1.435589           441,138
   01/01/2007 to 12/31/2007..........................................     1.435589        1.458352           486,783
   01/01/2008 to 12/31/2008..........................................     1.458352        0.932200           429,983
   01/01/2009 to 12/31/2009..........................................     0.932200        1.019833           405,569
   01/01/2010 to 12/31/2010..........................................     1.019833        1.094327           447,088
   01/01/2011 to 12/31/2011..........................................     1.094327        1.100165           348,684
   01/01/2012 to 12/31/2012..........................................     1.100165        1.235091           332,516
   01/01/2013 to 12/31/2013..........................................     1.235091        1.602957           324,720
 BlackRock Large Cap Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004..........................................     1.056317        1.179166           601,733
   01/01/2005 to 12/31/2005..........................................     1.179166        1.227765           566,403
   01/01/2006 to 12/31/2006..........................................     1.227765        1.441814           638,388
   01/01/2007 to 12/31/2007..........................................     1.441814        1.466703           482,101
   01/01/2008 to 12/31/2008..........................................     1.466703        0.938560           370,477
   01/01/2009 to 12/31/2009..........................................     0.938560        1.027924           372,219
   01/01/2010 to 12/31/2010..........................................     1.027924        1.103791           309,848
   01/01/2011 to 12/31/2011..........................................     1.103791        1.110524           335,822
   01/01/2012 to 12/31/2012..........................................     1.110524        1.248564           277,534
   01/01/2013 to 12/31/2013..........................................     1.248564        1.622171           250,560
 BlackRock Money Market Sub-Account (Class B)
   01/01/2004 to 12/31/2004..........................................     2.159484        2.142861           961,402
   01/01/2005 to 12/31/2005..........................................     2.142861        2.166704         1,122,233
   01/01/2006 to 12/31/2006..........................................     2.166704        2.231677         1,071,485
   01/01/2007 to 12/31/2007..........................................     2.231677        2.304109         1,000,105
   01/01/2008 to 12/31/2008..........................................     2.304109        2.328706         1,833,282
   01/01/2009 to 12/31/2009..........................................     2.328706        2.299844         1,091,601
   01/01/2010 to 12/31/2010..........................................     2.299844        2.265602           540,188
   01/01/2011 to 12/31/2011..........................................     2.265602        2.231962           724,963
   01/01/2012 to 12/31/2012..........................................     2.231962        2.198551           886,865
   01/01/2013 to 12/31/2013..........................................     2.198551        2.165817           878,777

                                                                                AUV AT
                                                                             BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                            -------------- ------------------ --------------
 Clarion Global Real Estate Sub-Account
   05/01/2004 to 12/31/2004................................................     9.998767        12.825046          35,814
   01/01/2005 to 12/31/2005................................................    12.825046        14.313282          76,380
   01/01/2006 to 12/31/2006................................................    14.313282        19.400065         124,484
   01/01/2007 to 12/31/2007................................................    19.400065        16.241955         124,114
   01/01/2008 to 12/31/2008................................................    16.241955         9.331819         119,189
   01/01/2009 to 12/31/2009................................................     9.331819        12.386008         117,943
   01/01/2010 to 12/31/2010................................................    12.386008        14.166987          95,741
   01/01/2011 to 12/31/2011................................................    14.166987        13.176814          80,126
   01/01/2012 to 12/31/2012................................................    13.176814        16.353057          71,353
   01/01/2013 to 12/31/2013................................................    16.353057        16.680772          68,544
 ClearBridge Aggressive Growth Portfolio II Sub-Account (Class B) (formerly
   Janus Forty Sub-Account (Class B))
   04/30/2007 to 12/31/2007................................................   142.216688       174.345849           1,812
   01/01/2008 to 12/31/2008................................................   174.345849        99.615534           6,033
   01/01/2009 to 12/31/2009................................................    99.615534       140.186823           6,428
   01/01/2010 to 12/31/2010................................................   140.186823       151.078155           5,783
   01/01/2011 to 12/31/2011................................................   151.078155       137.603731           4,085
   01/01/2012 to 12/31/2012................................................   137.603731       166.063610           3,363
   01/01/2013 to 12/31/2013................................................   166.063610       210.682792           3,199
 ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class B) and before that Legg
   Mason Partners Aggressive Growth Sub-Account)
   01/01/2004 to 12/31/2004................................................     0.675148         0.721206         430,386
   01/01/2005 to 12/31/2005................................................     0.721206         0.806956         401,144
   01/01/2006 to 12/31/2006................................................     0.806956         0.781155         470,509
   01/01/2007 to 12/31/2007................................................     0.781155         0.786905         441,471
   01/01/2008 to 12/31/2008................................................     0.786905         0.472439         387,215
   01/01/2009 to 12/31/2009................................................     0.472439         0.618810         411,314
   01/01/2010 to 12/31/2010................................................     0.618810         0.754608         357,776
   01/01/2011 to 12/31/2011................................................     0.754608         0.767538         125,524
   01/01/2012 to 12/31/2012................................................     0.767538         0.895980         109,204
   01/01/2013 to 12/31/2013................................................     0.895980         1.285147         186,353
 ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class B) and before that Legg
   Mason Value Equity Sub-Account (Class B))
   05/01/2006 to 12/31/2006................................................     9.289131         9.952113          11,994
   01/01/2007 to 12/31/2007................................................     9.952113         9.224090          11,770
   01/01/2008 to 12/31/2008................................................     9.224090         4.123695          11,992
   01/01/2009 to 12/31/2009................................................     4.123695         5.604755          11,512
   01/01/2010 to 12/31/2010................................................     5.604755         5.926326          11,703
   01/01/2011 to 04/29/2011................................................     5.926326         6.299468               0
 ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class E))
   05/02/2011 to 12/31/2011................................................     0.636749         0.577214         631,000
   01/01/2012 to 12/31/2012................................................     0.577214         0.674143         554,812
   01/01/2013 to 12/31/2013................................................     0.674143         0.968601         422,345

                                                                                AUV AT
                                                                             BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                            -------------- ------------------ --------------
 ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class E) and before that Legg
   Mason Value Equity Sub-Account (Class E))
   05/01/2006 to 12/31/2006................................................   0.936585         1.003813            579,817
   01/01/2007 to 12/31/2007................................................   1.003813         0.931321            529,847
   01/01/2008 to 12/31/2008................................................   0.931321         0.416710            494,289
   01/01/2009 to 12/31/2009................................................   0.416710         0.566342            412,700
   01/01/2010 to 12/31/2010................................................   0.566342         0.599057            382,566
   01/01/2011 to 04/29/2011................................................   0.599057         0.636827                  0
 Davis Venture Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004................................................   2.830075         3.043892            217,157
   01/01/2005 to 12/31/2005................................................   3.043892         3.298442            588,242
   01/01/2006 to 12/31/2006................................................   3.298442         3.714808            924,130
   01/01/2007 to 12/31/2007................................................   3.714808         3.818147          1,051,764
   01/01/2008 to 12/31/2008................................................   3.818147         2.274722          1,050,983
   01/01/2009 to 12/31/2009................................................   2.274722         2.950106          1,000,693
   01/01/2010 to 12/31/2010................................................   2.950106         3.246562            781,411
   01/01/2011 to 12/31/2011................................................   3.246562         3.061787            671,571
   01/01/2012 to 12/31/2012................................................   3.061787         3.396498            504,642
   01/01/2013 to 12/31/2013................................................   3.396498         4.462102            417,969
 Davis Venture Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004................................................   2.780284         3.071317          1,936,388
   01/01/2005 to 12/31/2005................................................   3.071317         3.332407          1,815,720
   01/01/2006 to 12/31/2006................................................   3.332407         3.755854          1,601,147
   01/01/2007 to 12/31/2007................................................   3.755854         3.863604          1,409,705
   01/01/2008 to 12/31/2008................................................   3.863604         2.304166          1,170,773
   01/01/2009 to 12/31/2009................................................   2.304166         2.992306            942,429
   01/01/2010 to 12/31/2010................................................   2.992306         3.296112            879,531
   01/01/2011 to 12/31/2011................................................   3.296112         3.111434            738,389
   01/01/2012 to 12/31/2012................................................   3.111434         3.454162            671,808
   01/01/2013 to 12/31/2013................................................   3.454162         4.543635            529,126
 Harris Oakmark International Sub-Account (Class B)
   01/01/2004 to 12/31/2004................................................   1.172825         1.392442            546,118
   01/01/2005 to 12/31/2005................................................   1.392442         1.567063            920,584
   01/01/2006 to 12/31/2006................................................   1.567063         1.989162          1,375,374
   01/01/2007 to 12/31/2007................................................   1.989162         1.937469          1,374,747
   01/01/2008 to 12/31/2008................................................   1.937469         1.128233          1,158,686
   01/01/2009 to 12/31/2009................................................   1.128233         1.723420          1,027,904
   01/01/2010 to 12/31/2010................................................   1.723420         1.976549            898,937
   01/01/2011 to 12/31/2011................................................   1.976549         1.669591            771,379
   01/01/2012 to 12/31/2012................................................   1.669591         2.125706            549,781
   01/01/2013 to 12/31/2013................................................   2.125706         2.732541            474,587
 Harris Oakmark International Sub-Account (Class E)
   01/01/2004 to 12/31/2004................................................   1.175232         1.397200            190,072
   01/01/2005 to 12/31/2005................................................   1.397200         1.572928            320,800
   01/01/2006 to 12/31/2006................................................   1.572928         1.998722            387,138
   01/01/2007 to 12/31/2007................................................   1.998722         1.949118            397,117
   01/01/2008 to 12/31/2008................................................   1.949118         1.136135            342,739
   01/01/2009 to 12/31/2009................................................   1.136135         1.737779            232,309
   01/01/2010 to 12/31/2010................................................   1.737779         1.994487            181,466
   01/01/2011 to 12/31/2011................................................   1.994487         1.687409            298,844
   01/01/2012 to 12/31/2012................................................   1.687409         2.148712            280,953
   01/01/2013 to 12/31/2013................................................   2.148712         2.765463            241,529

                                                                                 AUV AT
                                                                              BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                 PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                             -------------- ------------------ --------------
 Invesco Balanced-Risk Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012.................................................     1.010696         1.047269         176,191
   01/01/2013 to 12/31/2013.................................................     1.047269         1.050877         111,787
 Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap
   Value Sub-Account (Class B))
   04/30/2012 to 12/31/2012.................................................     2.498683         2.566917         457,655
   01/01/2013 to 12/31/2013.................................................     2.566917         3.295039         401,972
 Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap
   Value Sub-Account (Class B) and before that Neuberger Berman Mid Cap
   Value Sub-Account)
   01/01/2004 to 12/31/2004.................................................     1.780927         2.151900         589,905
   01/01/2005 to 12/31/2005.................................................     2.151900         2.372814         885,931
   01/01/2006 to 12/31/2006.................................................     2.372814         2.599333         957,732
   01/01/2007 to 12/31/2007.................................................     2.599333         2.642124         934,659
   01/01/2008 to 12/31/2008.................................................     2.642124         1.366984         868,637
   01/01/2009 to 12/31/2009.................................................     1.366984         1.989537         795,145
   01/01/2010 to 12/31/2010.................................................     1.989537         2.470490         616,604
   01/01/2011 to 12/31/2011.................................................     2.470490         2.271348         540,813
   01/01/2012 to 04/27/2012.................................................     2.271348         2.510957               0
 Invesco Small Cap Growth Sub-account
   01/01/2004 to 12/31/2004.................................................     1.157663         1.213737         264,999
   01/01/2005 to 12/31/2005.................................................     1.213737         1.294553         261,181
   01/01/2006 to 12/31/2006.................................................     1.294553         1.456205         243,296
   01/01/2007 to 12/31/2007.................................................     1.456205         1.593218         207,441
   01/01/2008 to 12/31/2008.................................................     1.593218         0.961601         182,617
   01/01/2009 to 12/31/2009.................................................     0.961601         1.267655         180,577
   01/01/2010 to 12/31/2010.................................................     1.267655         1.575765         162,793
   01/01/2011 to 12/31/2011.................................................     1.575765         1.535570         158,339
   01/01/2012 to 12/31/2012.................................................     1.535570         1.788352         111,439
   01/01/2013 to 12/31/2013.................................................     1.788352         2.469532         217,562
 Jennison Growth Sub-Account (Class B)
   05/01/2005 to 12/31/2005.................................................     0.404881         0.486022          38,043
   01/01/2006 to 12/31/2006.................................................     0.486022         0.490890          15,275
   01/01/2007 to 12/31/2007.................................................     0.490890         0.538612          17,958
   01/01/2008 to 12/31/2008.................................................     0.538612         0.336662          24,147
   01/01/2009 to 12/31/2009.................................................     0.336662         0.462861          26,489
   01/01/2010 to 12/31/2010.................................................     0.462861         0.507561          37,496
   01/01/2011 to 12/31/2011.................................................     0.507561         0.501128          43,666
   01/01/2012 to 12/31/2012.................................................     0.501128         0.570425         322,545
   01/01/2013 to 12/31/2013.................................................     0.570425         0.768344         307,504
 Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital
   Appreciation Sub-Account)
   05/01/2005 to 12/31/2005.................................................     7.914246         8.587712           2,657
   01/01/2006 to 12/31/2006.................................................     8.587712         9.104520          13,369
   01/01/2007 to 12/31/2007.................................................     9.104520        10.249730          23,633
   01/01/2008 to 12/31/2008.................................................    10.249730         5.458219          28,632
   01/01/2009 to 12/31/2009.................................................     5.458219         7.726829          24,397
   01/01/2010 to 12/31/2010.................................................     7.726829         8.327098          26,481
   01/01/2011 to 12/31/2011.................................................     8.327098         8.090119          23,020
   01/01/2012 to 04/27/2012.................................................     8.090119         9.098391               0
 Jennison Growth Sub-Account (Class B) (previously Met/Putnam Voyager Sub-
   Account (Class B))
   05/01/2004 to 12/31/2004.................................................     0.420880         0.439089          34,839
   01/01/2005 to 04/30/2005.................................................     0.439089         0.400031               0

                                                                                 AUV AT
                                                                              BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                 PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                             -------------- ------------------ --------------
 Jennison Growth Sub-Account (Class E)
   05/01/2005 to 12/31/2005.................................................     0.405164         0.487067         335,756
   01/01/2006 to 12/31/2006.................................................     0.487067         0.492303         281,494
   01/01/2007 to 12/31/2007.................................................     0.492303         0.540916         332,928
   01/01/2008 to 12/31/2008.................................................     0.540916         0.337958         258,736
   01/01/2009 to 12/31/2009.................................................     0.337958         0.465704         219,567
   01/01/2010 to 12/31/2010.................................................     0.465704         0.511264         166,323
   01/01/2011 to 12/31/2011.................................................     0.511264         0.505214         149,559
   01/01/2012 to 12/31/2012.................................................     0.505214         0.575185         216,660
   01/01/2013 to 12/31/2013.................................................     0.575185         0.775726         193,322
 Jennison Growth Sub-Account (Class E) (previously Met/Putnam Voyager Sub-
   Account (Class E))
   01/01/2004 to 12/31/2004.................................................     0.425877         0.439098         467,041
   01/01/2005 to 04/30/2005.................................................     0.439098         0.404020               0
 JPMorgan Global Active Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012.................................................     1.012751         1.049314               0
   01/01/2013 to 12/31/2013.................................................     1.049314         1.147262          16,287
 Loomis Sayles Global Markets Sub-Account (Class B)
   04/29/2013 to 12/31/2013.................................................    12.956102        14.229608          54,344
 Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin
   Income Sub-Account (Class B))
   04/28/2008 to 12/31/2008.................................................     9.998356         7.980883          20,906
   01/01/2009 to 12/31/2009.................................................     7.980883        10.049958          26,934
   01/01/2010 to 12/31/2010.................................................    10.049958        11.070646          41,774
   01/01/2011 to 12/31/2011.................................................    11.070646        11.138926          48,939
   01/01/2012 to 12/31/2012.................................................    11.138926        12.343007          62,744
   01/01/2013 to 04/26/2013.................................................    12.343007        12.879983               0
 Loomis Sayles Small Cap Core Sub-Account (Class B)
   05/01/2004 to 12/31/2004.................................................     2.318528         2.625426          24,798
   01/01/2005 to 12/31/2005.................................................     2.625426         2.759133          97,154
   01/01/2006 to 12/31/2006.................................................     2.759133         3.163799         217,181
   01/01/2007 to 12/31/2007.................................................     3.163799         3.478736         253,581
   01/01/2008 to 12/31/2008.................................................     3.478736         2.191182         262,612
   01/01/2009 to 12/31/2009.................................................     2.191182         2.804557         214,324
   01/01/2010 to 12/31/2010.................................................     2.804557         3.514577         175,355
   01/01/2011 to 12/31/2011.................................................     3.514577         3.474086         143,503
   01/01/2012 to 12/31/2012.................................................     3.474086         3.910381          75,252
   01/01/2013 to 12/31/2013.................................................     3.910381         5.419457          60,933
 Loomis Sayles Small Cap Core Sub-Account (Class E)
   01/01/2004 to 12/31/2004.................................................     2.310693         2.645080         342,764
   01/01/2005 to 12/31/2005.................................................     2.645080         2.782258         326,235
   01/01/2006 to 12/31/2006.................................................     2.782258         3.193376         322,777
   01/01/2007 to 12/31/2007.................................................     3.193376         3.514587         258,881
   01/01/2008 to 12/31/2008.................................................     3.514587         2.215992         224,808
   01/01/2009 to 12/31/2009.................................................     2.215992         2.839015         190,138
   01/01/2010 to 12/31/2010.................................................     2.839015         3.561407         161,168
   01/01/2011 to 12/31/2011.................................................     3.561407         3.523948         138,213
   01/01/2012 to 12/31/2012.................................................     3.523948         3.970375         127,049
   01/01/2013 to 12/31/2013.................................................     3.970375         5.508151          80,509

                                                        AUV AT
                                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                    -------------- ------------------ --------------
 Loomis Sayles Small Cap Growth Sub-Account
   01/01/2004 to 12/31/2004........................     0.887726         0.971956          726,261
   01/01/2005 to 12/31/2005........................     0.971956         0.999571          690,237
   01/01/2006 to 12/31/2006........................     0.999571         1.080443          608,122
   01/01/2007 to 12/31/2007........................     1.080443         1.110194          545,819
   01/01/2008 to 12/31/2008........................     1.110194         0.641844          526,962
   01/01/2009 to 12/31/2009........................     0.641844         0.819926          507,071
   01/01/2010 to 12/31/2010........................     0.819926         1.060927          425,118
   01/01/2011 to 12/31/2011........................     1.060927         1.073856          298,827
   01/01/2012 to 12/31/2012........................     1.073856         1.173023          272,470
   01/01/2013 to 12/31/2013........................     1.173023         1.714626          242,299
 Lord Abbett Bond Debenture Sub-Account
   01/01/2004 to 12/31/2004........................     1.567206         1.669891        1,378,405
   01/01/2005 to 12/31/2005........................     1.669891         1.669665        1,481,777
   01/01/2006 to 12/31/2006........................     1.669665         1.795342        1,617,115
   01/01/2007 to 12/31/2007........................     1.795342         1.884306        1,658,597
   01/01/2008 to 12/31/2008........................     1.884306         1.510864        1,307,361
   01/01/2009 to 12/31/2009........................     1.510864         2.035693        1,079,055
   01/01/2010 to 12/31/2010........................     2.035693         2.265408          985,794
   01/01/2011 to 12/31/2011........................     2.265408         2.331269          920,191
   01/01/2012 to 12/31/2012........................     2.331269         2.593703          756,017
   01/01/2013 to 12/31/2013........................     2.593703         2.758959          577,739
 Met/Artisan Mid Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004........................     2.979250         3.230759          111,252
   01/01/2005 to 12/31/2005........................     3.230759         3.491767          219,185
   01/01/2006 to 12/31/2006........................     3.491767         3.858674          276,594
   01/01/2007 to 12/31/2007........................     3.858674         3.531995          309,666
   01/01/2008 to 12/31/2008........................     3.531995         1.874145          317,836
   01/01/2009 to 12/31/2009........................     1.874145         2.606858          305,785
   01/01/2010 to 12/31/2010........................     2.606858         2.947114          241,912
   01/01/2011 to 12/31/2011........................     2.947114         3.091764          207,530
   01/01/2012 to 12/31/2012........................     3.091764         3.398213          182,594
   01/01/2013 to 12/31/2013........................     3.398213         4.569827          164,083
 Met/Artisan Mid Cap Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004........................     3.047827         3.295711        1,907,611
   01/01/2005 to 12/31/2005........................     3.295711         3.565392        1,721,240
   01/01/2006 to 12/31/2006........................     3.565392         3.943988        1,452,687
   01/01/2007 to 12/31/2007........................     3.943988         3.613689        1,225,198
   01/01/2008 to 12/31/2008........................     3.613689         1.919397        1,078,712
   01/01/2009 to 12/31/2009........................     1.919397         2.672407          886,005
   01/01/2010 to 12/31/2010........................     2.672407         3.024182          764,397
   01/01/2011 to 12/31/2011........................     3.024182         3.175819          677,530
   01/01/2012 to 12/31/2012........................     3.175819         3.494118          567,169
   01/01/2013 to 12/31/2013........................     3.494118         4.703634          461,054
 Met/Franklin Low Duration Total Return Sub-Account
   05/02/2011 to 12/31/2011........................     9.987946         9.760397                0
   01/01/2012 to 12/31/2012........................     9.760397        10.037167                0
   01/01/2013 to 12/31/2013........................    10.037167        10.002501            7,007
 MetLife Aggressive Strategy Sub-Account
   05/02/2011 to 12/31/2011........................    12.087850        10.345418           16,146
   01/01/2012 to 12/31/2012........................    10.345418        11.896742           15,190
   01/01/2013 to 12/31/2013........................    11.896742        15.177794           13,567

                                                                            AUV AT
                                                                         BEGINNING OF        AUV AT         ACCUM UNITS
                                                                            PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                        -------------- ------------------ --------------
 MetLife Aggressive Strategy Sub-Account (previously MetLife Aggressive
   Allocation Sub-Account )
   05/01/2005 to 12/31/2005............................................     9.998767        11.143100             115
   01/01/2006 to 12/31/2006............................................    11.143100        12.696624           8,067
   01/01/2007 to 12/31/2007............................................    12.696624        12.915414          19,055
   01/01/2008 to 12/31/2008............................................    12.915414         7.576359          21,149
   01/01/2009 to 12/31/2009............................................     7.576359         9.813798          21,369
   01/01/2010 to 12/31/2010............................................     9.813798        11.184701          15,860
   01/01/2011 to 04/29/2011............................................    11.184701        12.124218               0
 MetLife Balanced Plus Sub-Account
   04/30/2012 to 12/31/2012............................................     9.991105        10.447619           3,931
   01/01/2013 to 12/31/2013............................................    10.447619        11.770200          17,152
 MetLife Conservative Allocation Sub-Account
   05/01/2005 to 12/31/2005............................................     9.998767        10.292828           2,440
   01/01/2006 to 12/31/2006............................................    10.292828        10.838743          44,607
   01/01/2007 to 12/31/2007............................................    10.838743        11.271323          54,975
   01/01/2008 to 12/31/2008............................................    11.271323         9.505582         113,807
   01/01/2009 to 12/31/2009............................................     9.505582        11.286086          86,921
   01/01/2010 to 12/31/2010............................................    11.286086        12.235677          98,442
   01/01/2011 to 12/31/2011............................................    12.235677        12.445946         138,951
   01/01/2012 to 12/31/2012............................................    12.445946        13.385081         123,822
   01/01/2013 to 12/31/2013............................................    13.385081        13.750960         108,237
 MetLife Conservative to Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005............................................     9.998767        10.510609          25,642
   01/01/2006 to 12/31/2006............................................    10.510609        11.330181          97,047
   01/01/2007 to 12/31/2007............................................    11.330181        11.697557         135,884
   01/01/2008 to 12/31/2008............................................    11.697557         9.034411         193,089
   01/01/2009 to 12/31/2009............................................     9.034411        11.007149         222,496
   01/01/2010 to 12/31/2010............................................    11.007149        12.093175         176,512
   01/01/2011 to 12/31/2011............................................    12.093175        12.038473         154,337
   01/01/2012 to 12/31/2012............................................    12.038473        13.217500         170,490
   01/01/2013 to 12/31/2013............................................    13.217500        14.443233         180,626
 MetLife Growth Strategy Sub-Account (Class B)
   04/29/2013 to 12/31/2013............................................    11.570804        13.180663          24,656
 MetLife Growth Strategy Sub-Account (Class B) (previously Met/Franklin
   Templeton Founding Strategy Sub-Account (Class B))
   04/28/2008 to 12/31/2008............................................     9.998356         7.028791          14,597
   01/01/2009 to 12/31/2009............................................     7.028791         8.901095          20,811
   01/01/2010 to 12/31/2010............................................     8.901095         9.649500          19,817
   01/01/2011 to 12/31/2011............................................     9.649500         9.338777          27,841
   01/01/2012 to 12/31/2012............................................     9.338777        10.682288          26,759
   01/01/2013 to 04/26/2013............................................    10.682288        11.496400               0
 MetLife Mid Cap Stock Index Sub-Account
   01/01/2004 to 12/31/2004............................................     1.139806         1.299299         690,995
   01/01/2005 to 12/31/2005............................................     1.299299         1.433878         792,505
   01/01/2006 to 12/31/2006............................................     1.433878         1.551385         822,026
   01/01/2007 to 12/31/2007............................................     1.551385         1.643032         831,895
   01/01/2008 to 12/31/2008............................................     1.643032         1.029706         604,686
   01/01/2009 to 12/31/2009............................................     1.029706         1.387420         604,188
   01/01/2010 to 12/31/2010............................................     1.387420         1.722071         554,096
   01/01/2011 to 12/31/2011............................................     1.722071         1.659376         473,546
   01/01/2012 to 12/31/2012............................................     1.659376         1.917803         358,224
   01/01/2013 to 12/31/2013............................................     1.917803         2.509504         299,238

                                                                                              AUV AT
                                                                                           BEGINNING OF
                                                                                              PERIOD
                                                                                          --------------
 MetLife Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005..............................................................     9.998767
   01/01/2006 to 12/31/2006..............................................................    10.741254
   01/01/2007 to 12/31/2007..............................................................    11.834561
   01/01/2008 to 12/31/2008..............................................................    12.164084
   01/01/2009 to 12/31/2009..............................................................     8.551473
   01/01/2010 to 12/31/2010..............................................................    10.659127
   01/01/2011 to 12/31/2011..............................................................    11.883535
   01/01/2012 to 12/31/2012..............................................................    11.546725
   01/01/2013 to 12/31/2013..............................................................    12.879996
 MetLife Moderate to Aggressive Allocation Sub-Account
   05/01/2005 to 12/31/2005..............................................................     9.998767
   01/01/2006 to 12/31/2006..............................................................    10.966961
   01/01/2007 to 12/31/2007..............................................................    12.340049
   01/01/2008 to 12/31/2008..............................................................    12.623322
   01/01/2009 to 12/31/2009..............................................................     8.068154
   01/01/2010 to 12/31/2010..............................................................    10.260433
   01/01/2011 to 12/31/2011..............................................................    11.593503
   01/01/2012 to 12/31/2012..............................................................    10.990433
   01/01/2013 to 12/31/2013..............................................................    12.491734
 MetLife Multi-Index Targeted Risk Sub-Account (Class B)
   04/29/2013 to 12/31/2013..............................................................    10.792077
 MetLife Stock Index Sub-Account
   01/01/2004 to 12/31/2004..............................................................     3.333363
   01/01/2005 to 12/31/2005..............................................................     3.621129
   01/01/2006 to 12/31/2006..............................................................     3.723466
   01/01/2007 to 12/31/2007..............................................................     4.225233
   01/01/2008 to 12/31/2008..............................................................     4.369038
   01/01/2009 to 12/31/2009..............................................................     2.700197
   01/01/2010 to 12/31/2010..............................................................     3.349482
   01/01/2011 to 12/31/2011..............................................................     3.777770
   01/01/2012 to 12/31/2012..............................................................     3.782499
   01/01/2013 to 12/31/2013..............................................................     4.300759
 MFS(Reg. TM) Investors Trust Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................................     7.651943
   01/01/2005 to 12/31/2005..............................................................     8.476841
   01/01/2006 to 04/30/2006..............................................................     8.927355
 MFS(Reg. TM) Investors Trust Sub-Account (Class E)
   01/01/2004 to 12/31/2004..............................................................     0.778025
   01/01/2005 to 12/31/2005..............................................................     0.852847
   01/01/2006 to 04/30/2006..............................................................     0.899954
 MFS(Reg. TM) Investors Trust Sub-Account (previously MFS(Reg. TM) Research Managers Sub-
   Account)
   01/01/2004 to 04/30/2004..............................................................     0.796346



                                                                                                AUV AT         ACCUM UNITS
                                                                                           ENDING OF PERIOD   END OF PERIOD
                                                                                          ------------------ --------------
 MetLife Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005..............................................................      10.741254           57,820
   01/01/2006 to 12/31/2006..............................................................      11.834561          440,798
   01/01/2007 to 12/31/2007..............................................................      12.164084          764,439
   01/01/2008 to 12/31/2008..............................................................       8.551473          844,251
   01/01/2009 to 12/31/2009..............................................................      10.659127          819,879
   01/01/2010 to 12/31/2010..............................................................      11.883535          810,309
   01/01/2011 to 12/31/2011..............................................................      11.546725          785,644
   01/01/2012 to 12/31/2012..............................................................      12.879996          737,748
   01/01/2013 to 12/31/2013..............................................................      14.970161          670,013
 MetLife Moderate to Aggressive Allocation Sub-Account
   05/01/2005 to 12/31/2005..............................................................      10.966961           56,770
   01/01/2006 to 12/31/2006..............................................................      12.340049          297,582
   01/01/2007 to 12/31/2007..............................................................      12.623322          915,422
   01/01/2008 to 12/31/2008..............................................................       8.068154        1,295,389
   01/01/2009 to 12/31/2009..............................................................      10.260433        1,168,019
   01/01/2010 to 12/31/2010..............................................................      11.593503        1,146,416
   01/01/2011 to 12/31/2011..............................................................      10.990433        1,017,406
   01/01/2012 to 12/31/2012..............................................................      12.491734          946,771
   01/01/2013 to 12/31/2013..............................................................      15.297505          872,568
 MetLife Multi-Index Targeted Risk Sub-Account (Class B)
   04/29/2013 to 12/31/2013..............................................................      11.276953            3,862
 MetLife Stock Index Sub-Account
   01/01/2004 to 12/31/2004..............................................................       3.621129          635,795
   01/01/2005 to 12/31/2005..............................................................       3.723466          672,106
   01/01/2006 to 12/31/2006..............................................................       4.225233          667,366
   01/01/2007 to 12/31/2007..............................................................       4.369038          604,242
   01/01/2008 to 12/31/2008..............................................................       2.700197          479,125
   01/01/2009 to 12/31/2009..............................................................       3.349482          404,963
   01/01/2010 to 12/31/2010..............................................................       3.777770          428,527
   01/01/2011 to 12/31/2011..............................................................       3.782499          329,994
   01/01/2012 to 12/31/2012..............................................................       4.300759          298,832
   01/01/2013 to 12/31/2013..............................................................       5.579736          263,853
 MFS(Reg. TM) Investors Trust Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................................       8.476841            6,064
   01/01/2005 to 12/31/2005..............................................................       8.927355           12,645
   01/01/2006 to 04/30/2006..............................................................       9.327315           13,903
 MFS(Reg. TM) Investors Trust Sub-Account (Class E)
   01/01/2004 to 12/31/2004..............................................................       0.852847          972,831
   01/01/2005 to 12/31/2005..............................................................       0.899954          801,223
   01/01/2006 to 04/30/2006..............................................................       0.940580                0
 MFS(Reg. TM) Investors Trust Sub-Account (previously MFS(Reg. TM) Research Managers Sub-
   Account)
   01/01/2004 to 04/30/2004..............................................................       0.810495          380,811

                                                                                       AUV AT
                                                                                    BEGINNING OF
                                                                                       PERIOD
                                                                                   --------------
 MFS(Reg. TM) Research International Sub-Account
   01/01/2004 to 12/31/2004.......................................................   0.957376
   01/01/2005 to 12/31/2005.......................................................   1.127554
   01/01/2006 to 12/31/2006.......................................................   1.293235
   01/01/2007 to 12/31/2007.......................................................   1.612464
   01/01/2008 to 12/31/2008.......................................................   1.799437
   01/01/2009 to 12/31/2009.......................................................   1.021610
   01/01/2010 to 12/31/2010.......................................................   1.324080
   01/01/2011 to 12/31/2011.......................................................   1.453137
   01/01/2012 to 12/31/2012.......................................................   1.278165
   01/01/2013 to 12/31/2013.......................................................   1.469399
 MFS(Reg. TM) Total Return Sub-Account
   05/01/2004 to 12/31/2004.......................................................   3.614511
   01/01/2005 to 12/31/2005.......................................................   3.927621
   01/01/2006 to 12/31/2006.......................................................   3.979617
   01/01/2007 to 12/31/2007.......................................................   4.388381
   01/01/2008 to 12/31/2008.......................................................   4.500688
   01/01/2009 to 12/31/2009.......................................................   3.442685
   01/01/2010 to 12/31/2010.......................................................   4.012188
   01/01/2011 to 12/31/2011.......................................................   4.339739
   01/01/2012 to 12/31/2012.......................................................   4.367563
   01/01/2013 to 12/31/2013.......................................................   4.788722
 MFS(Reg. TM) Total Return Sub-Account (previously Balanced Sub-Account)
   01/01/2004 to 04/30/2004.......................................................   1.464011
 MFS(Reg. TM) Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004.......................................................   1.206809
   01/01/2005 to 12/31/2005.......................................................   1.301449
   01/01/2006 to 12/31/2006.......................................................   1.260968
   01/01/2007 to 12/31/2007.......................................................   1.463837
   01/01/2008 to 12/31/2008.......................................................   1.383871
   01/01/2009 to 12/31/2009.......................................................   0.903760
   01/01/2010 to 12/31/2010.......................................................   1.073572
   01/01/2011 to 12/31/2011.......................................................   1.175827
   01/01/2012 to 12/31/2012.......................................................   1.165759
   01/01/2013 to 12/31/2013.......................................................   1.335705
 MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
   (Class B))
   05/01/2004 to 12/31/2004.......................................................   2.276034
   01/01/2005 to 12/31/2005.......................................................   2.565613
   01/01/2006 to 12/31/2006.......................................................   2.791179
   01/01/2007 to 12/31/2007.......................................................   3.070363
   01/01/2008 to 12/31/2008.......................................................   3.143557
   01/01/2009 to 12/31/2009.......................................................   1.885786
   01/01/2010 to 12/31/2010.......................................................   2.256864
   01/01/2011 to 12/31/2011.......................................................   2.540713
   01/01/2012 to 12/31/2012.......................................................   2.343163
   01/01/2013 to 04/26/2013.......................................................   2.665185



                                                                                         AUV AT         ACCUM UNITS
                                                                                    ENDING OF PERIOD   END OF PERIOD
                                                                                   ------------------ --------------
 MFS(Reg. TM) Research International Sub-Account
   01/01/2004 to 12/31/2004.......................................................     1.127554            784,506
   01/01/2005 to 12/31/2005.......................................................     1.293235            809,040
   01/01/2006 to 12/31/2006.......................................................     1.612464            924,087
   01/01/2007 to 12/31/2007.......................................................     1.799437          1,095,286
   01/01/2008 to 12/31/2008.......................................................     1.021610          1,296,795
   01/01/2009 to 12/31/2009.......................................................     1.324080          1,178,790
   01/01/2010 to 12/31/2010.......................................................     1.453137            937,576
   01/01/2011 to 12/31/2011.......................................................     1.278165            842,729
   01/01/2012 to 12/31/2012.......................................................     1.469399            743,988
   01/01/2013 to 12/31/2013.......................................................     1.726281            617,877
 MFS(Reg. TM) Total Return Sub-Account
   05/01/2004 to 12/31/2004.......................................................     3.927621            579,574
   01/01/2005 to 12/31/2005.......................................................     3.979617            374,107
   01/01/2006 to 12/31/2006.......................................................     4.388381            405,438
   01/01/2007 to 12/31/2007.......................................................     4.500688            353,317
   01/01/2008 to 12/31/2008.......................................................     3.442685            241,334
   01/01/2009 to 12/31/2009.......................................................     4.012188            227,675
   01/01/2010 to 12/31/2010.......................................................     4.339739            239,085
   01/01/2011 to 12/31/2011.......................................................     4.367563            275,410
   01/01/2012 to 12/31/2012.......................................................     4.788722            272,455
   01/01/2013 to 12/31/2013.......................................................     5.599571            258,642
 MFS(Reg. TM) Total Return Sub-Account (previously Balanced Sub-Account)
   01/01/2004 to 04/30/2004.......................................................     1.450750            640,572
 MFS(Reg. TM) Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004.......................................................     1.301449            220,558
   01/01/2005 to 12/31/2005.......................................................     1.260968            331,239
   01/01/2006 to 12/31/2006.......................................................     1.463837            462,023
   01/01/2007 to 12/31/2007.......................................................     1.383871            431,438
   01/01/2008 to 12/31/2008.......................................................     0.903760            391,084
   01/01/2009 to 12/31/2009.......................................................     1.073572            389,017
   01/01/2010 to 12/31/2010.......................................................     1.175827            390,387
   01/01/2011 to 12/31/2011.......................................................     1.165759            305,749
   01/01/2012 to 12/31/2012.......................................................     1.335705            284,862
   01/01/2013 to 12/31/2013.......................................................     1.781446            310,493
 MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
   (Class B))
   05/01/2004 to 12/31/2004.......................................................     2.565613              6,905
   01/01/2005 to 12/31/2005.......................................................     2.791179             36,587
   01/01/2006 to 12/31/2006.......................................................     3.070363             36,412
   01/01/2007 to 12/31/2007.......................................................     3.143557             57,435
   01/01/2008 to 12/31/2008.......................................................     1.885786             69,832
   01/01/2009 to 12/31/2009.......................................................     2.256864             48,625
   01/01/2010 to 12/31/2010.......................................................     2.540713             47,160
   01/01/2011 to 12/31/2011.......................................................     2.343163             26,244
   01/01/2012 to 12/31/2012.......................................................     2.665185             23,861
   01/01/2013 to 04/26/2013.......................................................     2.933316                  0

                                                                                       AUV AT
                                                                                    BEGINNING OF
                                                                                       PERIOD
                                                                                   --------------
 MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
   Sub-Account (Class B))
   04/28/2008 to 12/31/2008.......................................................   9.998356
   01/01/2009 to 12/31/2009.......................................................   6.595589
   01/01/2010 to 12/31/2010.......................................................   8.114223
   01/01/2011 to 12/31/2011.......................................................   8.874608
   01/01/2012 to 12/31/2012.......................................................   8.694938
   01/01/2013 to 04/26/2013.......................................................   9.756735
 MFS(Reg. TM) Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004.......................................................   1.194167
   01/01/2005 to 12/31/2005.......................................................   1.309160
   01/01/2006 to 12/31/2006.......................................................   1.269829
   01/01/2007 to 12/31/2007.......................................................   1.475310
   01/01/2008 to 12/31/2008.......................................................   1.396133
   01/01/2009 to 12/31/2009.......................................................   0.913035
   01/01/2010 to 12/31/2010.......................................................   1.085362
   01/01/2011 to 12/31/2011.......................................................   1.189533
   01/01/2012 to 12/31/2012.......................................................   1.181303
   01/01/2013 to 12/31/2013.......................................................   1.354389
 MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
   (Class E))
   01/01/2004 to 12/31/2004.......................................................   2.314366
   01/01/2005 to 12/31/2005.......................................................   2.589016
   01/01/2006 to 12/31/2006.......................................................   2.819100
   01/01/2007 to 12/31/2007.......................................................   3.104073
   01/01/2008 to 12/31/2008.......................................................   3.181192
   01/01/2009 to 12/31/2009.......................................................   1.910521
   01/01/2010 to 12/31/2010.......................................................   2.289710
   01/01/2011 to 12/31/2011.......................................................   2.580376
   01/01/2012 to 12/31/2012.......................................................   2.381951
   01/01/2013 to 04/26/2013.......................................................   2.712075
 Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010.......................................................   1.270564
   01/01/2011 to 12/31/2011.......................................................   1.474674
   01/01/2012 to 12/31/2012.......................................................   1.352203
   01/01/2013 to 12/31/2013.......................................................   1.455599
 Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap
   Opportunities Sub-Account)
   01/01/2004 to 04/30/2004.......................................................   1.133534
 Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap
   Opportunities Sub-Account and before that Janus Mid Cap Sub-Account))
   01/01/2004 to 12/31/2004.......................................................   1.422361
   01/01/2005 to 12/31/2005.......................................................   1.636902
   01/01/2006 to 12/31/2006.......................................................   1.720049
   01/01/2007 to 12/31/2007.......................................................   1.890367
   01/01/2008 to 12/31/2008.......................................................   2.013099
   01/01/2009 to 12/31/2009.......................................................   0.883788
   01/01/2010 to 04/30/2010.......................................................   1.162572



                                                                                         AUV AT         ACCUM UNITS
                                                                                    ENDING OF PERIOD   END OF PERIOD
                                                                                   ------------------ --------------
 MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
   Sub-Account (Class B))
   04/28/2008 to 12/31/2008.......................................................       6.595589                0
   01/01/2009 to 12/31/2009.......................................................       8.114223                0
   01/01/2010 to 12/31/2010.......................................................       8.874608                0
   01/01/2011 to 12/31/2011.......................................................       8.694938                0
   01/01/2012 to 12/31/2012.......................................................       9.756735                0
   01/01/2013 to 04/26/2013.......................................................      10.684230                0
 MFS(Reg. TM) Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004.......................................................       1.309160        1,087,646
   01/01/2005 to 12/31/2005.......................................................       1.269829          899,883
   01/01/2006 to 12/31/2006.......................................................       1.475310          751,442
   01/01/2007 to 12/31/2007.......................................................       1.396133          646,891
   01/01/2008 to 12/31/2008.......................................................       0.913035          453,015
   01/01/2009 to 12/31/2009.......................................................       1.085362          423,454
   01/01/2010 to 12/31/2010.......................................................       1.189533          370,213
   01/01/2011 to 12/31/2011.......................................................       1.181303          350,808
   01/01/2012 to 12/31/2012.......................................................       1.354389          262,395
   01/01/2013 to 12/31/2013.......................................................       1.809673          374,882
 MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
   (Class E))
   01/01/2004 to 12/31/2004.......................................................       2.589016          196,755
   01/01/2005 to 12/31/2005.......................................................       2.819100          180,215
   01/01/2006 to 12/31/2006.......................................................       3.104073          214,576
   01/01/2007 to 12/31/2007.......................................................       3.181192          177,837
   01/01/2008 to 12/31/2008.......................................................       1.910521          134,001
   01/01/2009 to 12/31/2009.......................................................       2.289710          142,513
   01/01/2010 to 12/31/2010.......................................................       2.580376          134,028
   01/01/2011 to 12/31/2011.......................................................       2.381951          129,295
   01/01/2012 to 12/31/2012.......................................................       2.712075           88,483
   01/01/2013 to 04/26/2013.......................................................       2.985984                0
 Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010.......................................................       1.474674          317,979
   01/01/2011 to 12/31/2011.......................................................       1.352203          333,496
   01/01/2012 to 12/31/2012.......................................................       1.455599          270,800
   01/01/2013 to 12/31/2013.......................................................       1.993510          228,160
 Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap
   Opportunities Sub-Account)
   01/01/2004 to 04/30/2004.......................................................       1.122903          220,307
 Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap
   Opportunities Sub-Account and before that Janus Mid Cap Sub-Account))
   01/01/2004 to 12/31/2004.......................................................       1.636902          440,269
   01/01/2005 to 12/31/2005.......................................................       1.720049          419,491
   01/01/2006 to 12/31/2006.......................................................       1.890367          415,992
   01/01/2007 to 12/31/2007.......................................................       2.013099          372,476
   01/01/2008 to 12/31/2008.......................................................       0.883788          398,951
   01/01/2009 to 12/31/2009.......................................................       1.162572          339,465
   01/01/2010 to 04/30/2010.......................................................       1.257845                0

                                                                                AUV AT
                                                                             BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                            -------------- ------------------ --------------
 MSCI EAFE(Reg. TM) Index Sub-Account
   01/01/2004 to 12/31/2004................................................   0.940753         1.105307            803,232
   01/01/2005 to 12/31/2005................................................   1.105307         1.229715            911,294
   01/01/2006 to 12/31/2006................................................   1.229715         1.519726            952,063
   01/01/2007 to 12/31/2007................................................   1.519726         1.654467          1,049,635
   01/01/2008 to 12/31/2008................................................   1.654467         0.942003            939,905
   01/01/2009 to 12/31/2009................................................   0.942003         1.190486            811,051
   01/01/2010 to 12/31/2010................................................   1.190486         1.265573            628,288
   01/01/2011 to 12/31/2011................................................   1.265573         1.089059            601,408
   01/01/2012 to 12/31/2012................................................   1.089059         1.266123            505,997
   01/01/2013 to 12/31/2013................................................   1.266123         1.515699            448,020
 Neuberger Berman Genesis Sub-account (previously BlackRock Strategic Value
   Sub-Account (Class B))
   05/01/2004 to 12/31/2004................................................   1.604973         1.804450            222,843
   01/01/2005 to 12/31/2005................................................   1.804450         1.847164            355,953
   01/01/2006 to 12/31/2006................................................   1.847164         2.118949            472,478
   01/01/2007 to 12/31/2007................................................   2.118949         2.010179            600,038
   01/01/2008 to 12/31/2008................................................   2.010179         1.216697            591,850
   01/01/2009 to 12/31/2009................................................   1.216697         1.352410            616,772
   01/01/2010 to 12/31/2010................................................   1.352410         1.616618            488,592
   01/01/2011 to 12/31/2011................................................   1.616618         1.680298            396,941
   01/01/2012 to 12/31/2012................................................   1.680298         1.816584            362,193
   01/01/2013 to 12/31/2013................................................   1.816584         2.472953            396,727
 Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap
   Sub-Account (Class B))
   01/01/2004 to 12/31/2004................................................   1.199970         1.352301            665,384
   01/01/2005 to 12/31/2005................................................   1.352301         1.439584            650,499
   01/01/2006 to 12/31/2006................................................   1.439584         1.626332            592,953
   01/01/2007 to 12/31/2007................................................   1.626332         1.558567            655,923
   01/01/2008 to 12/31/2008................................................   1.558567         0.947261            667,875
   01/01/2009 to 12/31/2009................................................   0.947261         1.276202            632,747
   01/01/2010 to 12/31/2010................................................   1.276202         1.544600            520,149
   01/01/2011 to 12/31/2011................................................   1.544600         1.441366            484,267
   01/01/2012 to 12/31/2012................................................   1.441366         1.494842            470,720
   01/01/2013 to 04/26/2013................................................   1.494842         1.620305                  0
 Neuberger Berman Genesis Sub-account (previously BlackRock Strategic Value
   Sub-Account (Class E))
   01/01/2004 to 12/31/2004................................................   1.594479         1.808899          2,962,805
   01/01/2005 to 12/31/2005................................................   1.808899         1.852548          2,489,094
   01/01/2006 to 12/31/2006................................................   1.852548         2.128758          2,117,927
   01/01/2007 to 12/31/2007................................................   2.128758         2.021883          1,717,184
   01/01/2008 to 12/31/2008................................................   2.021883         1.224865          1,292,329
   01/01/2009 to 12/31/2009................................................   1.224865         1.362538          1,153,377
   01/01/2010 to 12/31/2010................................................   1.362538         1.630209          1,021,423
   01/01/2011 to 12/31/2011................................................   1.630209         1.695256            955,958
   01/01/2012 to 12/31/2012................................................   1.695256         1.835234            826,283
   01/01/2013 to 12/31/2013................................................   1.835234         2.501672            933,441

                                                                               AUV AT
                                                                            BEGINNING OF        AUV AT         ACCUM UNITS
                                                                               PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                           -------------- ------------------ --------------
 Oppenheimer Global Equity Sub-Account (Class B)
   05/01/2004 to 12/31/2004...............................................    12.661659        14.595923            1,409
   01/01/2005 to 12/31/2005...............................................    14.595923        16.676933           12,488
   01/01/2006 to 12/31/2006...............................................    16.676933        19.115723           26,274
   01/01/2007 to 12/31/2007...............................................    19.115723        20.008676           29,730
   01/01/2008 to 12/31/2008...............................................    20.008676        11.715866           30,264
   01/01/2009 to 12/31/2009...............................................    11.715866        16.135099           25,868
   01/01/2010 to 12/31/2010...............................................    16.135099        18.426604           27,519
   01/01/2011 to 12/31/2011...............................................    18.426604        16.626982           26,957
   01/01/2012 to 12/31/2012...............................................    16.626982        19.846361           28,528
   01/01/2013 to 12/31/2013...............................................    19.846361        24.851865           26,581
 Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton
   Growth Sub-Account (Class B))
   04/28/2008 to 12/31/2008...............................................     9.998356         6.564751                0
   01/01/2009 to 12/31/2009...............................................     6.564751         8.576608            2,542
   01/01/2010 to 12/31/2010...............................................     8.576608         9.096055            2,592
   01/01/2011 to 12/31/2011...............................................     9.096055         8.342866            2,490
   01/01/2012 to 12/31/2012...............................................     8.342866        10.043648                0
   01/01/2013 to 04/26/2013...............................................    10.043648        10.674053                0
 PIMCO Inflation Protection Bond Sub-Account
   05/01/2006 to 12/31/2006...............................................    10.962500        11.062311            1,317
   01/01/2007 to 12/31/2007...............................................    11.062311        12.073372           14,028
   01/01/2008 to 12/31/2008...............................................    12.073372        11.073782           76,344
   01/01/2009 to 12/31/2009...............................................    11.073782        12.877863           90,674
   01/01/2010 to 12/31/2010...............................................    12.877863        13.670753          130,120
   01/01/2011 to 12/31/2011...............................................    13.670753        14.968195          123,261
   01/01/2012 to 12/31/2012...............................................    14.968195        16.090600          104,534
   01/01/2013 to 12/31/2013...............................................    16.090600        14.380820           76,483
 PIMCO Total Return Sub-Account
   01/01/2004 to 12/31/2004...............................................     1.164719         1.204478        5,126,077
   01/01/2005 to 12/31/2005...............................................     1.204478         1.213264        5,707,109
   01/01/2006 to 12/31/2006...............................................     1.213264         1.249248        5,265,586
   01/01/2007 to 12/31/2007...............................................     1.249248         1.323636        4,996,764
   01/01/2008 to 12/31/2008...............................................     1.323636         1.309221        4,389,804
   01/01/2009 to 12/31/2009...............................................     1.309221         1.522255        3,810,662
   01/01/2010 to 12/31/2010...............................................     1.522255         1.622120        4,134,272
   01/01/2011 to 12/31/2011...............................................     1.622120         1.648685        3,872,102
   01/01/2012 to 12/31/2012...............................................     1.648685         1.774575        3,656,832
   01/01/2013 to 12/31/2013...............................................     1.774575         1.714671        3,237,241
 Pyramis(Reg. TM) Government Income Sub-Account
   04/30/2012 to 12/31/2012...............................................    10.761714        10.920777            3,585
   01/01/2013 to 12/31/2013...............................................    10.920777        10.271969            3,543
 Pyramis(Reg. TM) Managed Risk Sub-Account (Class B)
   04/29/2013 to 12/31/2013...............................................    10.215816        10.745663                0

                                                          AUV AT
                                                       BEGINNING OF        AUV AT         ACCUM UNITS
                                                          PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                      -------------- ------------------ --------------
 Russell 2000(Reg. TM) Index Sub-Account
   01/01/2004 to 12/31/2004..........................     1.325456         1.532894       1,053,344
   01/01/2005 to 12/31/2005..........................     1.532894         1.575077       1,141,584
   01/01/2006 to 12/31/2006..........................     1.575077         1.824484       1,150,995
   01/01/2007 to 12/31/2007..........................     1.824484         1.766538       1,056,001
   01/01/2008 to 12/31/2008..........................     1.766538         1.154218         775,592
   01/01/2009 to 12/31/2009..........................     1.154218         1.428804         806,822
   01/01/2010 to 12/31/2010..........................     1.428804         1.781647         735,907
   01/01/2011 to 12/31/2011..........................     1.781647         1.679929         605,072
   01/01/2012 to 12/31/2012..........................     1.679929         1.920416         499,536
   01/01/2013 to 12/31/2013..........................     1.920416         2.614178         430,611
 Schroders Global Multi-Asset Sub-Account
   04/30/2012 to 12/31/2012..........................     1.010729         1.067415          38,277
   01/01/2013 to 12/31/2013..........................     1.067415         1.157842          61,299
 SSgA Growth and Income ETF Sub-Account
   05/01/2006 to 12/31/2006..........................    10.507342        11.147068               0
   01/01/2007 to 12/31/2007..........................    11.147068        11.573039           4,198
   01/01/2008 to 12/31/2008..........................    11.573039         8.543334           5,888
   01/01/2009 to 12/31/2009..........................     8.543334        10.510685          20,743
   01/01/2010 to 12/31/2010..........................    10.510685        11.621510          22,776
   01/01/2011 to 12/31/2011..........................    11.621510        11.570323          32,727
   01/01/2012 to 12/31/2012..........................    11.570323        12.861209          26,632
   01/01/2013 to 12/31/2013..........................    12.861209        14.308123          28,181
 SSgA Growth ETF Sub-Account
   05/01/2006 to 12/31/2006..........................    10.698105        11.401556             191
   01/01/2007 to 12/31/2007..........................    11.401556        11.861953           1,678
   01/01/2008 to 12/31/2008..........................    11.861953         7.832534           1,308
   01/01/2009 to 12/31/2009..........................     7.832534         9.961190           9,476
   01/01/2010 to 12/31/2010..........................     9.961190        11.201872          18,502
   01/01/2011 to 12/31/2011..........................    11.201872        10.800482          16,030
   01/01/2012 to 12/31/2012..........................    10.800482        12.238157          15,519
   01/01/2013 to 12/31/2013..........................    12.238157        14.234775          15,129
 T. Rowe Price Large Cap Growth Sub-Account (Class B)
   05/01/2004 to 12/31/2004..........................     1.110588         1.202656         122,399
   01/01/2005 to 12/31/2005..........................     1.202656         1.259769         390,181
   01/01/2006 to 12/31/2006..........................     1.259769         1.400941         445,110
   01/01/2007 to 12/31/2007..........................     1.400941         1.506262         521,122
   01/01/2008 to 12/31/2008..........................     1.506262         0.860547         565,354
   01/01/2009 to 12/31/2009..........................     0.860547         1.212574         498,189
   01/01/2010 to 12/31/2010..........................     1.212574         1.394539         465,802
   01/01/2011 to 12/31/2011..........................     1.394539         1.355476         394,779
   01/01/2012 to 12/31/2012..........................     1.355476         1.584536         357,711
   01/01/2013 to 12/31/2013..........................     1.584536         2.166109         489,179

                                                                          AUV AT
                                                                       BEGINNING OF        AUV AT         ACCUM UNITS
                                                                          PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                      -------------- ------------------ --------------
 T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM
   Technology Sub-Account (Class B))
   01/01/2004 to 12/31/2004..........................................   0.458700         0.432367          1,010,293
   01/01/2005 to 12/31/2005..........................................   0.432367         0.472869            728,402
   01/01/2006 to 12/31/2006..........................................   0.472869         0.490754            751,258
   01/01/2007 to 12/31/2007..........................................   0.490754         0.635801            835,795
   01/01/2008 to 12/31/2008..........................................   0.635801         0.347899            872,931
   01/01/2009 to 12/31/2009..........................................   0.347899         0.544840            710,293
   01/01/2010 to 12/31/2010..........................................   0.544840         0.685356            618,967
   01/01/2011 to 12/31/2011..........................................   0.685356         0.608363            590,713
   01/01/2012 to 12/31/2012..........................................   0.608363         0.671879            547,551
   01/01/2013 to 04/26/2013..........................................   0.671879         0.702375                  0
 T. Rowe Price Mid Cap Growth Sub-Account
   01/01/2004 to 12/31/2004..........................................   0.610707         0.708818          1,758,734
   01/01/2005 to 12/31/2005..........................................   0.708818         0.800433          1,902,184
   01/01/2006 to 12/31/2006..........................................   0.800433         0.837155          2,333,048
   01/01/2007 to 12/31/2007..........................................   0.837155         0.970072          2,459,844
   01/01/2008 to 12/31/2008..........................................   0.970072         0.575745          2,313,511
   01/01/2009 to 12/31/2009..........................................   0.575745         0.825080          1,914,539
   01/01/2010 to 12/31/2010..........................................   0.825080         1.037814          1,636,922
   01/01/2011 to 12/31/2011..........................................   1.037814         1.005549          1,488,248
   01/01/2012 to 12/31/2012..........................................   1.005549         1.126032          1,335,527
   01/01/2013 to 12/31/2013..........................................   1.126032         1.515031          1,151,608
 T. Rowe Price Small Cap Growth Sub-Account
   05/01/2004 to 12/31/2004..........................................   1.229301         1.309708             17,031
   01/01/2005 to 12/31/2005..........................................   1.309708         1.428520             71,287
   01/01/2006 to 12/31/2006..........................................   1.428520         1.458370            124,002
   01/01/2007 to 12/31/2007..........................................   1.458370         1.573486            150,134
   01/01/2008 to 12/31/2008..........................................   1.573486         0.987061            136,618
   01/01/2009 to 12/31/2009..........................................   0.987061         1.348039            150,319
   01/01/2010 to 12/31/2010..........................................   1.348039         1.788298            179,058
   01/01/2011 to 12/31/2011..........................................   1.788298         1.787222            213,487
   01/01/2012 to 12/31/2012..........................................   1.787222         2.040553            214,639
   01/01/2013 to 12/31/2013..........................................   2.040553         2.898111            123,970
 Western Asset Management Strategic Bond Opportunities Sub-Account
   (Class B)
   05/01/2004 to 12/31/2004..........................................   1.848098         1.957932            154,913
   01/01/2005 to 12/31/2005..........................................   1.957932         1.978274            452,037
   01/01/2006 to 12/31/2006..........................................   1.978274         2.042940            685,469
   01/01/2007 to 12/31/2007..........................................   2.042940         2.086898            731,381
   01/01/2008 to 12/31/2008..........................................   2.086898         1.742795            664,418
   01/01/2009 to 12/31/2009..........................................   1.742795         2.264412            500,756
   01/01/2010 to 12/31/2010..........................................   2.264412         2.508548            484,014
   01/01/2011 to 12/31/2011..........................................   2.508548         2.615499            412,910
   01/01/2012 to 12/31/2012..........................................   2.615499         2.867320            367,022
   01/01/2013 to 12/31/2013..........................................   2.867320         2.847987            350,241

                                                                       AUV AT
                                                                    BEGINNING OF        AUV AT         ACCUM UNITS
                                                                       PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                   -------------- ------------------ --------------
 Western Asset Management Strategic Bond Opportunities Sub-Account
   (Class E)
   01/01/2004 to 12/31/2004.......................................     1.883316         1.975363        1,377,461
   01/01/2005 to 12/31/2005.......................................     1.975363         1.998034        1,218,517
   01/01/2006 to 12/31/2006.......................................     1.998034         2.063928        1,227,596
   01/01/2007 to 12/31/2007.......................................     2.063928         2.112091        1,130,430
   01/01/2008 to 12/31/2008.......................................     2.112091         1.766103          887,376
   01/01/2009 to 12/31/2009.......................................     1.766103         2.296146          684,395
   01/01/2010 to 12/31/2010.......................................     2.296146         2.547507          631,824
   01/01/2011 to 12/31/2011.......................................     2.547507         2.658387          599,922
   01/01/2012 to 12/31/2012.......................................     2.658387         2.914444          544,022
   01/01/2013 to 12/31/2013.......................................     2.914444         2.897899          428,842
 Western Asset Management U.S. Government Sub-Account (Class B)
   05/01/2004 to 12/31/2004.......................................     1.527541         1.562924          208,245
   01/01/2005 to 12/31/2005.......................................     1.562924         1.561134          587,526
   01/01/2006 to 12/31/2006.......................................     1.561134         1.598163          831,499
   01/01/2007 to 12/31/2007.......................................     1.598163         1.637739          905,121
   01/01/2008 to 12/31/2008.......................................     1.637739         1.604705          793,327
   01/01/2009 to 12/31/2009.......................................     1.604705         1.645316          751,428
   01/01/2010 to 12/31/2010.......................................     1.645316         1.709846          661,066
   01/01/2011 to 12/31/2011.......................................     1.709846         1.773154          623,048
   01/01/2012 to 12/31/2012.......................................     1.773154         1.799849          529,995
   01/01/2013 to 12/31/2013.......................................     1.799849         1.757001          553,963
 Western Asset Management U.S. Government Sub-Account (Class E)
   01/01/2004 to 12/31/2004.......................................     1.555910         1.575680        1,601,190
   01/01/2005 to 12/31/2005.......................................     1.575680         1.576803        1,459,605
   01/01/2006 to 12/31/2006.......................................     1.576803         1.615138        1,156,287
   01/01/2007 to 12/31/2007.......................................     1.615138         1.656709        1,037,174
   01/01/2008 to 12/31/2008.......................................     1.656709         1.624992          758,148
   01/01/2009 to 12/31/2009.......................................     1.624992         1.667804          655,983
   01/01/2010 to 12/31/2010.......................................     1.667804         1.736148          645,067
   01/01/2011 to 12/31/2011.......................................     1.736148         1.800706          625,245
   01/01/2012 to 12/31/2012.......................................     1.800706         1.829585          523,333
   01/01/2013 to 12/31/2013.......................................     1.829585         1.788837          385,552
 American Funds Bond Sub-Account
   05/01/2006 to 12/31/2006.......................................    14.365473        15.044153           29,868
   01/01/2007 to 12/31/2007.......................................    15.044153        15.273800           79,642
   01/01/2008 to 12/31/2008.......................................    15.273800        13.605087           77,554
   01/01/2009 to 12/31/2009.......................................    13.605087        15.054376           81,173
   01/01/2010 to 12/31/2010.......................................    15.054376        15.746605           67,536
   01/01/2011 to 12/31/2011.......................................    15.746605        16.418637           52,166
   01/01/2012 to 12/31/2012.......................................    16.418637        16.999219           50,927
   01/01/2013 to 12/31/2013.......................................    16.999219        16.343773           45,642
 American Funds Global Small Capitalization Sub-Account
   01/01/2004 to 12/31/2004.......................................     1.605210         1.906657        1,228,886
   01/01/2005 to 12/31/2005.......................................     1.906657         2.348696        1,558,812
   01/01/2006 to 12/31/2006.......................................     2.348696         2.863241        1,686,405
   01/01/2007 to 12/31/2007.......................................     2.863241         3.416153        1,719,437
   01/01/2008 to 12/31/2008.......................................     3.416153         1.560096        1,613,728
   01/01/2009 to 12/31/2009.......................................     1.560096         2.472745        1,498,135
   01/01/2010 to 12/31/2010.......................................     2.472745         2.974524        1,256,273
   01/01/2011 to 12/31/2011.......................................     2.974524         2.363400        1,006,522
   01/01/2012 to 12/31/2012.......................................     2.363400         2.744327          906,930
   01/01/2013 to 12/31/2013.......................................     2.744327         3.459348          763,985

                                              AUV AT
                                           BEGINNING OF        AUV AT         ACCUM UNITS
                                              PERIOD      ENDING OF PERIOD   END OF PERIOD
                                          -------------- ------------------ --------------
 American Funds Growth Sub-Account
   01/01/2004 to 12/31/2004..............    10.763174        11.897655        656,687
   01/01/2005 to 12/31/2005..............    11.897655        13.584985        722,468
   01/01/2006 to 12/31/2006..............    13.584985        14.713987        748,164
   01/01/2007 to 12/31/2007..............    14.713987        16.242628        714,807
   01/01/2008 to 12/31/2008..............    16.242628         8.941966        711,350
   01/01/2009 to 12/31/2009..............     8.941966        12.249922        631,054
   01/01/2010 to 12/31/2010..............    12.249922        14.286292        539,286
   01/01/2011 to 12/31/2011..............    14.286292        13.438512        478,711
   01/01/2012 to 12/31/2012..............    13.438512        15.566614        397,063
   01/01/2013 to 12/31/2013..............    15.566614        19.901300        351,719
 American Funds Growth-Income Sub-Account
   01/01/2004 to 12/31/2004..............     8.376130         9.084320        828,577
   01/01/2005 to 12/31/2005..............     9.084320         9.447825        853,967
   01/01/2006 to 12/31/2006..............     9.447825        10.695891        820,646
   01/01/2007 to 12/31/2007..............    10.695891        11.039317        770,415
   01/01/2008 to 12/31/2008..............    11.039317         6.741546        659,371
   01/01/2009 to 12/31/2009..............     6.741546         8.694195        575,944
   01/01/2010 to 12/31/2010..............     8.694195         9.519695        556,073
   01/01/2011 to 12/31/2011..............     9.519695         9.183687        527,050
   01/01/2012 to 12/31/2012..............     9.183687        10.601112        469,056
   01/01/2013 to 12/31/2013..............    10.601112        13.907092        398,872





                                                                       AUV AT
                                                                    BEGINNING OF        AUV AT         ACCUM UNITS
                                                                       PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                   -------------- ------------------ --------------
American Forerunner - 1.45
 AllianceBernstein Global Dynamic Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012.......................................    10.214133        10.559328            9,087
   01/01/2013 to 12/31/2013.......................................    10.559328        11.567340           11,857
 American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................    10.008411         7.009250          197,111
   01/01/2009 to 12/31/2009.......................................     7.009250         8.934303          579,258
   01/01/2010 to 12/31/2010.......................................     8.934303         9.876594          659,209
   01/01/2011 to 12/31/2011.......................................     9.876594         9.527614          622,885
   01/01/2012 to 12/31/2012.......................................     9.527614        10.660104          700,204
   01/01/2013 to 12/31/2013.......................................    10.660104        12.453781          760,413
 American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................     9.998411         6.357620          624,685
   01/01/2009 to 12/31/2009.......................................     6.357620         8.399062        1,003,851
   01/01/2010 to 12/31/2010.......................................     8.399062         9.394374        1,035,856
   01/01/2011 to 12/31/2011.......................................     9.394374         8.821176        1,008,542
   01/01/2012 to 12/31/2012.......................................     8.821176        10.098308          969,770
   01/01/2013 to 12/31/2013.......................................    10.098308        12.451975          794,970
 American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................    10.018410         7.682733          390,716
   01/01/2009 to 12/31/2009.......................................     7.682733         9.343749          746,572
   01/01/2010 to 12/31/2010.......................................     9.343749        10.121635          645,118
   01/01/2011 to 12/31/2011.......................................    10.121635         9.995313          552,309
   01/01/2012 to 12/31/2012.......................................     9.995313        10.918420          516,445
   01/01/2013 to 12/31/2013.......................................    10.918420        12.216236          485,037
 AQR Global Risk Balanced Sub-Account (Class B)
   04/30/2012 to 12/31/2012.......................................    11.147650        11.551100          212,590
   01/01/2013 to 12/31/2013.......................................    11.551100        10.998721          103,089

                                                                              AUV AT
                                                                           BEGINNING OF        AUV AT         ACCUM UNITS
                                                                              PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                          -------------- ------------------ --------------
 Baillie Gifford International Stock Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................   1.174316         1.341022            207,260
   01/01/2005 to 12/31/2005..............................................   1.341022         1.554225            550,772
   01/01/2006 to 12/31/2006..............................................   1.554225         1.780501            859,971
   01/01/2007 to 12/31/2007..............................................   1.780501         1.931421          1,138,150
   01/01/2008 to 12/31/2008..............................................   1.931421         1.061381          1,572,471
   01/01/2009 to 12/31/2009..............................................   1.061381         1.275050          1,813,533
   01/01/2010 to 12/31/2010..............................................   1.275050         1.342925          1,855,099
   01/01/2011 to 12/31/2011..............................................   1.342925         1.057147          1,462,496
   01/01/2012 to 12/31/2012..............................................   1.057147         1.243635          1,177,211
   01/01/2013 to 12/31/2013..............................................   1.243635         1.411283          1,031,224
 Baillie Gifford International Stock Sub-Account (Class E)
   01/01/2004 to 12/31/2004..............................................   1.166856         1.357192            608,112
   01/01/2005 to 12/31/2005..............................................   1.357192         1.575828            567,468
   01/01/2006 to 12/31/2006..............................................   1.575828         1.805756            384,657
   01/01/2007 to 12/31/2007..............................................   1.805756         1.961230            375,503
   01/01/2008 to 12/31/2008..............................................   1.961230         1.078541            337,342
   01/01/2009 to 12/31/2009..............................................   1.078541         1.296482            259,562
   01/01/2010 to 12/31/2010..............................................   1.296482         1.367753            236,032
   01/01/2011 to 12/31/2011..............................................   1.367753         1.078747            185,175
   01/01/2012 to 12/31/2012..............................................   1.078747         1.269334            343,357
   01/01/2013 to 12/31/2013..............................................   1.269334         1.442435            420,556
 Barclays Aggregate Bond Index Sub-Account (Class B) (previously Barclays
   Capital Aggregate Bond Index Sub-Account (Class B))
   01/01/2004 to 12/31/2004..............................................   1.244426         1.273611          2,078,402
   01/01/2005 to 12/31/2005..............................................   1.273611         1.278586          3,494,301
   01/01/2006 to 12/31/2006..............................................   1.278586         1.308282          4,610,812
   01/01/2007 to 12/31/2007..............................................   1.308282         1.375233          5,254,813
   01/01/2008 to 12/31/2008..............................................   1.375233         1.431702          4,350,182
   01/01/2009 to 12/31/2009..............................................   1.431702         1.481361          4,010,288
   01/01/2010 to 12/31/2010..............................................   1.481361         1.543163          3,788,579
   01/01/2011 to 12/31/2011..............................................   1.543163         1.631780          3,346,744
   01/01/2012 to 12/31/2012..............................................   1.631780         1.666462          3,058,276
   01/01/2013 to 12/31/2013..............................................   1.666462         1.600891          2,700,428
 BlackRock Bond Income Sub-Account (Class B)
   01/01/2004 to 12/31/2004..............................................   4.322625         4.437981          1,192,970
   01/01/2005 to 12/31/2005..............................................   4.437981         4.468514          1,657,805
   01/01/2006 to 12/31/2006..............................................   4.468514         4.586570          2,004,580
   01/01/2007 to 12/31/2007..............................................   4.586570         4.792414          2,105,860
   01/01/2008 to 12/31/2008..............................................   4.792414         4.550133          1,655,380
   01/01/2009 to 12/31/2009..............................................   4.550133         4.896481          1,420,965
   01/01/2010 to 12/31/2010..............................................   4.896481         5.215415          1,348,121
   01/01/2011 to 12/31/2011..............................................   5.215415         5.464603          1,224,418
   01/01/2012 to 12/31/2012..............................................   5.464603         5.777688          1,149,838
   01/01/2013 to 12/31/2013..............................................   5.777688         5.637131          1,037,429

                                                                                AUV AT
                                                                             BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                            -------------- ------------------ --------------
 BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock
   Legacy Large Cap Growth Sub-Account (Class B))
   05/01/2004 to 12/31/2004................................................     2.308436         2.528615          88,821
   01/01/2005 to 12/31/2005................................................     2.528615         2.660633         177,678
   01/01/2006 to 12/31/2006................................................     2.660633         2.724327         341,353
   01/01/2007 to 12/31/2007................................................     2.724327         3.179790         525,309
   01/01/2008 to 12/31/2008................................................     3.179790         1.983988         619,773
   01/01/2009 to 12/31/2009................................................     1.983988         2.669258         724,543
   01/01/2010 to 12/31/2010................................................     2.669258         3.143057         656,883
   01/01/2011 to 12/31/2011................................................     3.143057         2.814278         678,880
   01/01/2012 to 12/31/2012................................................     2.814278         3.163877         594,690
   01/01/2013 to 12/31/2013................................................     3.163877         4.175553         580,730
 BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock
   Legacy Large Cap Growth Sub-Account (Class B) and before that FI Large
   Cap Sub-Account)
   05/01/2006 to 12/31/2006................................................    17.008703        17.200922           4,245
   01/01/2007 to 12/31/2007................................................    17.200922        17.583045           7,506
   01/01/2008 to 12/31/2008................................................    17.583045         9.539586           8,900
   01/01/2009 to 05/01/2009................................................     9.539586         9.953774               0
 BlackRock Capital Appreciation Sub-Account (Class E) (previously BlackRock
   Legacy Large Cap Growth Sub-Account (Class E))
   01/01/2004 to 12/31/2004................................................     2.380083         2.547627         646,165
   01/01/2005 to 12/31/2005................................................     2.547627         2.683096         582,743
   01/01/2006 to 12/31/2006................................................     2.683096         2.750299         487,196
   01/01/2007 to 12/31/2007................................................     2.750299         3.213109         412,589
   01/01/2008 to 12/31/2008................................................     3.213109         2.006766         387,513
   01/01/2009 to 12/31/2009................................................     2.006766         2.702255         360,609
   01/01/2010 to 12/31/2010................................................     2.702255         3.186014         308,427
   01/01/2011 to 12/31/2011................................................     3.186014         2.855623         308,333
   01/01/2012 to 12/31/2012................................................     2.855623         3.213236         349,244
   01/01/2013 to 12/31/2013................................................     3.213236         4.245201         299,748
 BlackRock Diversified Sub-Account (Class B)
   05/01/2004 to 12/31/2004................................................    35.018069        37.769701           1,549
   01/01/2005 to 12/31/2005................................................    37.769701        38.276926           9,884
   01/01/2006 to 12/31/2006................................................    38.276926        41.592849          16,261
   01/01/2007 to 12/31/2007................................................    41.592849        43.293270          27,271
   01/01/2008 to 12/31/2008................................................    43.293270        32.016076          26,985
   01/01/2009 to 12/31/2009................................................    32.016076        36.919908          26,564
   01/01/2010 to 12/31/2010................................................    36.919908        39.778027          23,559
   01/01/2011 to 12/31/2011................................................    39.778027        40.613715          22,645
   01/01/2012 to 12/31/2012................................................    40.613715        44.872504          21,511
   01/01/2013 to 12/31/2013................................................    44.872504        53.194328          16,995
 BlackRock Global Tactical Strategies Sub-Account (Class B)
   04/30/2012 to 12/31/2012................................................     9.969207        10.288581          99,197
   01/01/2013 to 12/31/2013................................................    10.288581        11.185810         123,609
 BlackRock Large Cap Core Sub-Account
   04/30/2007 to 12/31/2007................................................     7.717460         7.781092          86,831
   01/01/2008 to 12/31/2008................................................     7.781092         4.807688         119,229
   01/01/2009 to 12/31/2009................................................     4.807688         5.648106         133,881
   01/01/2010 to 12/31/2010................................................     5.648106         6.260172         138,139
   01/01/2011 to 12/31/2011................................................     6.260172         6.185986         137,182
   01/01/2012 to 12/31/2012................................................     6.185986         6.914203         128,156
   01/01/2013 to 12/31/2013................................................     6.914203         9.150944         118,360

                                                                          AUV AT
                                                                       BEGINNING OF        AUV AT         ACCUM UNITS
                                                                          PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                      -------------- ------------------ --------------
 BlackRock Large Cap Sub-Account (previously BlackRock Large Cap Sub-
   Account)
   01/01/2004 to 12/31/2004..........................................     5.959547         6.496004           80,772
   01/01/2005 to 12/31/2005..........................................     6.496004         6.615113           93,532
   01/01/2006 to 12/31/2006..........................................     6.615113         7.422121           76,983
   01/01/2007 to 04/27/2007..........................................     7.422121         7.782537                0
 BlackRock Large Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004..........................................     1.068057         1.177872          282,255
   01/01/2005 to 12/31/2005..........................................     1.177872         1.225479          493,055
   01/01/2006 to 12/31/2006..........................................     1.225479         1.438939          907,204
   01/01/2007 to 12/31/2007..........................................     1.438939         1.462490        1,776,396
   01/01/2008 to 12/31/2008..........................................     1.462490         0.935315        2,005,046
   01/01/2009 to 12/31/2009..........................................     0.935315         1.023753        2,155,305
   01/01/2010 to 12/31/2010..........................................     1.023753         1.099082        2,121,565
   01/01/2011 to 12/31/2011..........................................     1.099082         1.105497        1,904,754
   01/01/2012 to 12/31/2012..........................................     1.105497         1.241701        1,746,248
   01/01/2013 to 12/31/2013..........................................     1.241701         1.612342        1,383,932
 BlackRock Large Cap Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004..........................................     1.057210         1.180754          413,570
   01/01/2005 to 12/31/2005..........................................     1.180754         1.230032          385,547
   01/01/2006 to 12/31/2006..........................................     1.230032         1.445197          381,675
   01/01/2007 to 12/31/2007..........................................     1.445197         1.470883          277,703
   01/01/2008 to 12/31/2008..........................................     1.470883         0.941708          279,875
   01/01/2009 to 12/31/2009..........................................     0.941708         1.031888          294,117
   01/01/2010 to 12/31/2010..........................................     1.031888         1.108601          208,799
   01/01/2011 to 12/31/2011..........................................     1.108601         1.115921          274,016
   01/01/2012 to 12/31/2012..........................................     1.115921         1.255262          328,863
   01/01/2013 to 12/31/2013..........................................     1.255262         1.631688          298,835
 BlackRock Money Market Sub-Account (Class B)
   01/01/2004 to 12/31/2004..........................................     2.181647         2.165940        1,081,808
   01/01/2005 to 12/31/2005..........................................     2.165940         2.191132        1,290,686
   01/01/2006 to 12/31/2006..........................................     2.191132         2.257964        1,731,097
   01/01/2007 to 12/31/2007..........................................     2.257964         2.332420        2,684,653
   01/01/2008 to 12/31/2008..........................................     2.332420         2.358502        5,989,973
   01/01/2009 to 12/31/2009..........................................     2.358502         2.330436        4,412,826
   01/01/2010 to 12/31/2010..........................................     2.330436         2.296887        3,275,091
   01/01/2011 to 12/31/2011..........................................     2.296887         2.263911        2,901,409
   01/01/2012 to 12/31/2012..........................................     2.263911         2.231143        2,253,246
   01/01/2013 to 12/31/2013..........................................     2.231143         2.199024        1,819,977
 Clarion Global Real Estate Sub-Account
   05/01/2004 to 12/31/2004..........................................     9.998808        12.829343           99,217
   01/01/2005 to 12/31/2005..........................................    12.829343        14.325212          275,907
   01/01/2006 to 12/31/2006..........................................    14.325212        19.425899          461,636
   01/01/2007 to 12/31/2007..........................................    19.425899        16.271764          548,921
   01/01/2008 to 12/31/2008..........................................    16.271764         9.353651          583,793
   01/01/2009 to 12/31/2009..........................................     9.353651        12.421197          601,773
   01/01/2010 to 12/31/2010..........................................    12.421197        14.214331          523,714
   01/01/2011 to 12/31/2011..........................................    14.214331        13.227452          451,682
   01/01/2012 to 12/31/2012..........................................    13.227452        16.424151          395,105
   01/01/2013 to 12/31/2013..........................................    16.424151        16.761672          331,906

                                                                                AUV AT
                                                                             BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                            -------------- ------------------ --------------
 ClearBridge Aggressive Growth Portfolio II Sub-Account (Class B) (formerly
   Janus Forty Sub-Account (Class B))
   04/30/2007 to 12/31/2007................................................   144.013390       176.607648           2,409
   01/01/2008 to 12/31/2008................................................   176.607648       100.958623          16,506
   01/01/2009 to 12/31/2009................................................   100.958623       142.147961          27,862
   01/01/2010 to 12/31/2010................................................   142.147961       153.268221          27,137
   01/01/2011 to 12/31/2011................................................   153.268221       139.668176          22,551
   01/01/2012 to 12/31/2012................................................   139.668176       168.639725          20,299
   01/01/2013 to 12/31/2013................................................   168.639725       214.058042          17,585
 ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class B) and before that Legg
   Mason Partners Aggressive Growth Sub-Account)
   01/01/2004 to 12/31/2004................................................     0.676043         0.722524         307,447
   01/01/2005 to 12/31/2005................................................     0.722524         0.808835         481,283
   01/01/2006 to 12/31/2006................................................     0.808835         0.783364         813,699
   01/01/2007 to 12/31/2007................................................     0.783364         0.789527         965,438
   01/01/2008 to 12/31/2008................................................     0.789527         0.474251         949,847
   01/01/2009 to 12/31/2009................................................     0.474251         0.621495         944,117
   01/01/2010 to 12/31/2010................................................     0.621495         0.758261         833,698
   01/01/2011 to 12/31/2011................................................     0.758261         0.771638         822,647
   01/01/2012 to 12/31/2012................................................     0.771638         0.901220         763,119
   01/01/2013 to 12/31/2013................................................     0.901220         1.293308         851,307
 ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class B) and before that Legg
   Mason Value Equity Sub-Account (Class B))
   05/01/2006 to 12/31/2006................................................     9.321724         9.990344          17,034
   01/01/2007 to 12/31/2007................................................     9.990344         9.264183          28,688
   01/01/2008 to 12/31/2008................................................     9.264183         4.143706          30,125
   01/01/2009 to 12/31/2009................................................     4.143706         5.634772          29,984
   01/01/2010 to 12/31/2010................................................     5.634772         5.961043          25,637
   01/01/2011 to 04/29/2011................................................     5.961043         6.337404               0
 ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class E))
   05/02/2011 to 12/31/2011................................................     0.640583         0.580882         307,707
   01/01/2012 to 12/31/2012................................................     0.580882         0.678769         412,983
   01/01/2013 to 12/31/2013................................................     0.678769         0.975734         386,016
 ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class E) and before that Legg
   Mason Value Equity Sub-Account (Class E))
   05/01/2006 to 12/31/2006................................................     0.939867         1.007664         315,799
   01/01/2007 to 12/31/2007................................................     1.007664         0.935365         255,700
   01/01/2008 to 12/31/2008................................................     0.935365         0.418730         209,237
   01/01/2009 to 12/31/2009................................................     0.418730         0.569372         183,054
   01/01/2010 to 12/31/2010................................................     0.569372         0.602564         182,695
   01/01/2011 to 04/29/2011................................................     0.602564         0.640659               0

                                                                                 AUV AT
                                                                              BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                 PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                             -------------- ------------------ --------------
 Davis Venture Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004.................................................     2.843555         3.059403        1,075,169
   01/01/2005 to 12/31/2005.................................................     3.059403         3.316902        3,087,854
   01/01/2006 to 12/31/2006.................................................     3.316902         3.737460        5,165,928
   01/01/2007 to 12/31/2007.................................................     3.737460         3.843359        6,421,661
   01/01/2008 to 12/31/2008.................................................     3.843359         2.290895        6,974,088
   01/01/2009 to 12/31/2009.................................................     2.290895         2.972567        6,917,906
   01/01/2010 to 12/31/2010.................................................     2.972567         3.272915        6,284,593
   01/01/2011 to 12/31/2011.................................................     3.272915         3.088180        5,582,740
   01/01/2012 to 12/31/2012.................................................     3.088180         3.427500        4,648,629
   01/01/2013 to 12/31/2013.................................................     3.427500         4.505080        3,838,344
 Davis Venture Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004.................................................     2.793015         3.086927        2,470,166
   01/01/2005 to 12/31/2005.................................................     3.086927         3.351013        2,509,057
   01/01/2006 to 12/31/2006.................................................     3.351013         3.778708        2,355,062
   01/01/2007 to 12/31/2007.................................................     3.778708         3.889069        2,081,706
   01/01/2008 to 12/31/2008.................................................     3.889069         2.320520        1,713,450
   01/01/2009 to 12/31/2009.................................................     2.320520         3.015052        1,617,174
   01/01/2010 to 12/31/2010.................................................     3.015052         3.322826        1,471,616
   01/01/2011 to 12/31/2011.................................................     3.322826         3.138218        1,193,141
   01/01/2012 to 12/31/2012.................................................     3.138218         3.485647        1,257,945
   01/01/2013 to 12/31/2013.................................................     3.485647         4.587342        1,095,960
 Frontier Mid Cap Growth Sub-Account (Class B) (previously BlackRock
   Aggressive Growth Sub-Account (Class B))
   05/01/2004 to 12/31/2004.................................................    33.299262        36.906414            2,810
   01/01/2005 to 12/31/2005.................................................    36.906414        40.171558            6,374
   01/01/2006 to 12/31/2006.................................................    40.171558        42.155647            9,989
   01/01/2007 to 12/31/2007.................................................    42.155647        49.952930           10,425
   01/01/2008 to 12/31/2008.................................................    49.952930        26.663705           17,558
   01/01/2009 to 12/31/2009.................................................    26.663705        39.173098           23,107
   01/01/2010 to 12/31/2010.................................................    39.173098        44.398617           21,065
   01/01/2011 to 12/31/2011.................................................    44.398617        42.340898           19,324
   01/01/2012 to 12/31/2012.................................................    42.340898        46.190049           16,835
   01/01/2013 to 12/31/2013.................................................    46.190049        60.291055           13,171
 Harris Oakmark International Sub-Account (Class B)
   01/01/2004 to 12/31/2004.................................................     1.174138         1.394699        1,794,947
   01/01/2005 to 12/31/2005.................................................     1.394699         1.570386        3,501,079
   01/01/2006 to 12/31/2006.................................................     1.570386         1.994375        5,735,216
   01/01/2007 to 12/31/2007.................................................     1.994375         1.943523        7,218,326
   01/01/2008 to 12/31/2008.................................................     1.943523         1.132328        6,959,815
   01/01/2009 to 12/31/2009.................................................     1.132328         1.730540        6,787,238
   01/01/2010 to 12/31/2010.................................................     1.730540         1.985706        5,937,964
   01/01/2011 to 12/31/2011.................................................     1.985706         1.678164        5,553,351
   01/01/2012 to 12/31/2012.................................................     1.678164         2.137696        4,766,561
   01/01/2013 to 12/31/2013.................................................     2.137696         2.749327        3,699,606
 Invesco Balanced-Risk Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012.................................................     1.010705         1.047630          724,653
   01/01/2013 to 12/31/2013.................................................     1.047630         1.051764          486,125
 Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap
   Value Sub-Account (Class B))
   04/30/2012 to 12/31/2012.................................................     2.515541         2.585103        2,459,567
   01/01/2013 to 12/31/2013.................................................     2.585103         3.320041        2,074,413

                                                                                 AUV AT
                                                                              BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                 PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                             -------------- ------------------ --------------
 Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap
   Value Sub-Account (Class B) and before that Neuberger Berman Mid Cap
   Value Sub-Account)
   01/01/2004 to 12/31/2004.................................................     1.785481         2.158483          853,984
   01/01/2005 to 12/31/2005.................................................     2.158483         2.381260        1,937,452
   01/01/2006 to 12/31/2006.................................................     2.381260         2.609886        2,891,414
   01/01/2007 to 12/31/2007.................................................     2.609886         2.654186        3,764,153
   01/01/2008 to 12/31/2008.................................................     2.654186         1.373916        4,396,889
   01/01/2009 to 12/31/2009.................................................     1.373916         2.000626        3,806,344
   01/01/2010 to 12/31/2010.................................................     2.000626         2.485500        3,282,246
   01/01/2011 to 12/31/2011.................................................     2.485500         2.286290        2,854,649
   01/01/2012 to 04/27/2012.................................................     2.286290         2.527887                0
 Invesco Small Cap Growth Sub-account
   01/01/2004 to 12/31/2004.................................................     1.158960         1.215706          287,164
   01/01/2005 to 12/31/2005.................................................     1.215706         1.297300          337,119
   01/01/2006 to 12/31/2006.................................................     1.297300         1.460023          343,758
   01/01/2007 to 12/31/2007.................................................     1.460023         1.598198          325,390
   01/01/2008 to 12/31/2008.................................................     1.598198         0.965092          334,692
   01/01/2009 to 12/31/2009.................................................     0.965092         1.272894          281,035
   01/01/2010 to 12/31/2010.................................................     1.272894         1.583068          272,861
   01/01/2011 to 12/31/2011.................................................     1.583068         1.543456          233,620
   01/01/2012 to 12/31/2012.................................................     1.543456         1.798440          210,927
   01/01/2013 to 12/31/2013.................................................     1.798440         2.484703          207,133
 Jennison Growth Sub-Account (Class B)
   05/01/2005 to 12/31/2005.................................................     0.405896         0.487402           74,616
   01/01/2006 to 12/31/2006.................................................     0.487402         0.492529          189,759
   01/01/2007 to 12/31/2007.................................................     0.492529         0.540683          324,137
   01/01/2008 to 12/31/2008.................................................     0.540683         0.338126          374,282
   01/01/2009 to 12/31/2009.................................................     0.338126         0.465107          365,838
   01/01/2010 to 12/31/2010.................................................     0.465107         0.510278          641,421
   01/01/2011 to 12/31/2011.................................................     0.510278         0.504063          683,313
   01/01/2012 to 12/31/2012.................................................     0.504063         0.574053        1,637,411
   01/01/2013 to 12/31/2013.................................................     0.574053         0.773618        1,271,012
 Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital
   Appreciation Sub-Account)
   05/01/2005 to 12/31/2005.................................................     7.930966         8.608707            6,760
   01/01/2006 to 12/31/2006.................................................     8.608707         9.131331           36,021
   01/01/2007 to 12/31/2007.................................................     9.131331        10.285082           48,785
   01/01/2008 to 12/31/2008.................................................    10.285082         5.479802           49,200
   01/01/2009 to 12/31/2009.................................................     5.479802         7.761261           66,834
   01/01/2010 to 12/31/2010.................................................     7.761261         8.368386           71,539
   01/01/2011 to 12/31/2011.................................................     8.368386         8.134289           45,901
   01/01/2012 to 04/27/2012.................................................     8.134289         9.149556                0
 Jennison Growth Sub-Account (Class B) (previously Met/Putnam Voyager Sub-
   Account (Class B))
   05/01/2004 to 12/31/2004.................................................     0.421725         0.440116           14,584
   01/01/2005 to 04/30/2005.................................................     0.440116         0.401032                0

                                                                                 AUV AT
                                                                              BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                 PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                             -------------- ------------------ --------------
 Jennison Growth Sub-Account (Class E)
   05/01/2005 to 12/31/2005.................................................     0.406174         0.488443          241,296
   01/01/2006 to 12/31/2006.................................................     0.488443         0.493941          185,101
   01/01/2007 to 12/31/2007.................................................     0.493941         0.542988          119,388
   01/01/2008 to 12/31/2008.................................................     0.542988         0.339423          105,132
   01/01/2009 to 12/31/2009.................................................     0.339423         0.467957          107,758
   01/01/2010 to 12/31/2010.................................................     0.467957         0.513994          144,908
   01/01/2011 to 12/31/2011.................................................     0.513994         0.508165          168,734
   01/01/2012 to 12/31/2012.................................................     0.508165         0.578836          268,011
   01/01/2013 to 12/31/2013.................................................     0.578836         0.781040          167,340
 Jennison Growth Sub-Account (Class E) (previously Met/Putnam Voyager Sub-
   Account (Class E))
   01/01/2004 to 12/31/2004.................................................     0.426653         0.440119          233,843
   01/01/2005 to 04/30/2005.................................................     0.440119         0.405026                0
 JPMorgan Global Active Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012.................................................     1.012759         1.049675          335,908
   01/01/2013 to 12/31/2013.................................................     1.049675         1.148231          379,201
 Loomis Sayles Global Markets Sub-Account (Class B)
   04/29/2013 to 12/31/2013.................................................    12.988639        14.270148           52,237
 Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin
   Income Sub-Account (Class B))
   04/28/2008 to 12/31/2008.................................................     9.998411         7.983631            9,668
   01/01/2009 to 12/31/2009.................................................     7.983631        10.058445           36,305
   01/01/2010 to 12/31/2010.................................................    10.058445        11.085531           44,863
   01/01/2011 to 12/31/2011.................................................    11.085531        11.159470           47,313
   01/01/2012 to 12/31/2012.................................................    11.159470        12.371987           60,287
   01/01/2013 to 04/26/2013.................................................    12.371987        12.912276                0
 Loomis Sayles Small Cap Core Sub-Account (Class B)
   05/01/2004 to 12/31/2004.................................................     2.330155         2.639467          186,451
   01/01/2005 to 12/31/2005.................................................     2.639467         2.775271          556,793
   01/01/2006 to 12/31/2006.................................................     2.775271         3.183890        1,080,860
   01/01/2007 to 12/31/2007.................................................     3.183890         3.502586        1,706,944
   01/01/2008 to 12/31/2008.................................................     3.502586         2.207315        1,858,304
   01/01/2009 to 12/31/2009.................................................     2.207315         2.826619        1,843,486
   01/01/2010 to 12/31/2010.................................................     2.826619         3.543994        1,675,960
   01/01/2011 to 12/31/2011.................................................     3.543994         3.504913        1,426,209
   01/01/2012 to 12/31/2012.................................................     3.504913         3.947062        1,204,982
   01/01/2013 to 12/31/2013.................................................     3.947062         5.473027          978,027
 Loomis Sayles Small Cap Core Sub-Account (Class E)
   01/01/2004 to 12/31/2004.................................................     2.321876         2.659214          463,290
   01/01/2005 to 12/31/2005.................................................     2.659214         2.798519          480,785
   01/01/2006 to 12/31/2006.................................................     2.798519         3.213642          445,741
   01/01/2007 to 12/31/2007.................................................     3.213642         3.538671          418,307
   01/01/2008 to 12/31/2008.................................................     3.538671         2.232299          351,024
   01/01/2009 to 12/31/2009.................................................     2.232299         2.861337          331,431
   01/01/2010 to 12/31/2010.................................................     2.861337         3.591203          265,309
   01/01/2011 to 12/31/2011.................................................     3.591203         3.555204          200,515
   01/01/2012 to 12/31/2012.................................................     3.555204         4.007604          241,395
   01/01/2013 to 12/31/2013.................................................     4.007604         5.562578          217,862

                                                        AUV AT
                                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                    -------------- ------------------ --------------
 Loomis Sayles Small Cap Growth Sub-Account
   01/01/2004 to 12/31/2004........................     0.888912         0.973743        1,011,488
   01/01/2005 to 12/31/2005........................     0.973743         1.001908        1,210,426
   01/01/2006 to 12/31/2006........................     1.001908         1.083509        1,612,369
   01/01/2007 to 12/31/2007........................     1.083509         1.113904        1,720,837
   01/01/2008 to 12/31/2008........................     1.113904         0.644313        1,767,526
   01/01/2009 to 12/31/2009........................     0.644313         0.823492        1,974,207
   01/01/2010 to 12/31/2010........................     0.823492         1.066073        1,758,365
   01/01/2011 to 12/31/2011........................     1.066073         1.079604        1,186,149
   01/01/2012 to 12/31/2012........................     1.079604         1.179894        1,036,204
   01/01/2013 to 12/31/2013........................     1.179894         1.725532          873,727
 Lord Abbett Bond Debenture Sub-Account
   01/01/2004 to 12/31/2004........................     1.587476         1.692338        2,634,228
   01/01/2005 to 12/31/2005........................     1.692338         1.692952        3,725,393
   01/01/2006 to 12/31/2006........................     1.692952         1.821290        4,578,350
   01/01/2007 to 12/31/2007........................     1.821290         1.912501        5,498,142
   01/01/2008 to 12/31/2008........................     1.912501         1.534240        4,576,735
   01/01/2009 to 12/31/2009........................     1.534240         2.068223        4,100,078
   01/01/2010 to 12/31/2010........................     2.068223         2.302759        3,783,717
   01/01/2011 to 12/31/2011........................     2.302759         2.370888        3,150,311
   01/01/2012 to 12/31/2012........................     2.370888         2.639108        2,964,688
   01/01/2013 to 12/31/2013........................     2.639108         2.808661        2,891,605
 Met/Artisan Mid Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004........................     2.995692         3.249665          623,081
   01/01/2005 to 12/31/2005........................     3.249665         3.513950        1,637,522
   01/01/2006 to 12/31/2006........................     3.513950         3.885123        2,294,963
   01/01/2007 to 12/31/2007........................     3.885123         3.557994        2,696,827
   01/01/2008 to 12/31/2008........................     3.557994         1.888890        2,925,054
   01/01/2009 to 12/31/2009........................     1.888890         2.628683        2,851,166
   01/01/2010 to 12/31/2010........................     2.628683         2.973272        2,526,900
   01/01/2011 to 12/31/2011........................     2.973272         3.120763        1,947,252
   01/01/2012 to 12/31/2012........................     3.120763         3.431812        1,598,477
   01/01/2013 to 12/31/2013........................     3.431812         4.617316        1,261,934
 Met/Artisan Mid Cap Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004........................     3.064101         3.314970        2,238,370
   01/01/2005 to 12/31/2005........................     3.314970         3.588015        2,118,457
   01/01/2006 to 12/31/2006........................     3.588015         3.970992        1,710,740
   01/01/2007 to 12/31/2007........................     3.970992         3.640263        1,530,813
   01/01/2008 to 12/31/2008........................     3.640263         1.934485        1,445,155
   01/01/2009 to 12/31/2009........................     1.934485         2.694762        1,267,664
   01/01/2010 to 12/31/2010........................     2.694762         3.051003        1,058,790
   01/01/2011 to 12/31/2011........................     3.051003         3.205584          840,481
   01/01/2012 to 12/31/2012........................     3.205584         3.528640          842,062
   01/01/2013 to 12/31/2013........................     3.528640         4.752480          801,429
 Met/Franklin Low Duration Total Return Sub-Account
   05/02/2011 to 12/31/2011........................     9.988015         9.763701              732
   01/01/2012 to 12/31/2012........................     9.763701        10.045613            2,143
   01/01/2013 to 12/31/2013........................    10.045613        10.015926          172,431
 MetLife Aggressive Strategy Sub-Account
   05/02/2011 to 12/31/2011........................    12.124247        10.380016          131,564
   01/01/2012 to 12/31/2012........................    10.380016        11.942528          150,677
   01/01/2013 to 12/31/2013........................    11.942528        15.243823          150,734

                                                                            AUV AT
                                                                         BEGINNING OF        AUV AT         ACCUM UNITS
                                                                            PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                        -------------- ------------------ --------------
 MetLife Aggressive Strategy Sub-Account (previously MetLife Aggressive
   Allocation Sub-Account )
   05/01/2005 to 12/31/2005............................................     9.998808        11.146837            7,138
   01/01/2006 to 12/31/2006............................................    11.146837        12.707218          114,393
   01/01/2007 to 12/31/2007............................................    12.707218        12.932691          141,325
   01/01/2008 to 12/31/2008............................................    12.932691         7.590311          137,134
   01/01/2009 to 12/31/2009............................................     7.590311         9.836788          130,396
   01/01/2010 to 12/31/2010............................................     9.836788        11.216504          124,479
   01/01/2011 to 04/29/2011............................................    11.216504        12.160675                0
 MetLife Balanced Plus Sub-Account
   04/30/2012 to 12/31/2012............................................     9.996144        10.456396           46,710
   01/01/2013 to 12/31/2013............................................    10.456396        11.785978          146,841
 MetLife Conservative Allocation Sub-Account
   05/01/2005 to 12/31/2005............................................     9.998808        10.296283            6,307
   01/01/2006 to 12/31/2006............................................    10.296283        10.847789           45,474
   01/01/2007 to 12/31/2007............................................    10.847789        11.286401          230,763
   01/01/2008 to 12/31/2008............................................    11.286401         9.523075          289,579
   01/01/2009 to 12/31/2009............................................     9.523075        11.312508          556,554
   01/01/2010 to 12/31/2010............................................    11.312508        12.270453          649,398
   01/01/2011 to 12/31/2011............................................    12.270453        12.487545          516,321
   01/01/2012 to 12/31/2012............................................    12.487545        13.436572          517,555
   01/01/2013 to 12/31/2013............................................    13.436572        13.810763          390,690
 MetLife Conservative to Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005............................................     9.998808        10.514136           73,210
   01/01/2006 to 12/31/2006............................................    10.514136        11.339636          243,075
   01/01/2007 to 12/31/2007............................................    11.339636        11.713206          677,099
   01/01/2008 to 12/31/2008............................................    11.713206         9.051039          970,965
   01/01/2009 to 12/31/2009............................................     9.051039        11.032921        1,198,187
   01/01/2010 to 12/31/2010............................................    11.032921        12.127550        1,221,650
   01/01/2011 to 12/31/2011............................................    12.127550        12.078716        1,265,244
   01/01/2012 to 12/31/2012............................................    12.078716        13.268351        1,213,367
   01/01/2013 to 12/31/2013............................................    13.268351        14.506050          952,475
 MetLife Growth Strategy Sub-Account (Class B)
   04/29/2013 to 12/31/2013............................................    11.599871        13.218226           37,830
 MetLife Growth Strategy Sub-Account (Class B) (previously Met/Franklin
   Templeton Founding Strategy Sub-Account (Class B))
   04/28/2008 to 12/31/2008............................................     9.998411         7.031214           45,821
   01/01/2009 to 12/31/2009............................................     7.031214         8.908616           67,576
   01/01/2010 to 12/31/2010............................................     8.908616         9.662480           47,389
   01/01/2011 to 12/31/2011............................................     9.662480         9.356009           52,754
   01/01/2012 to 12/31/2012............................................     9.356009        10.707378           40,270
   01/01/2013 to 04/26/2013............................................    10.707378        11.525233                0
 MetLife Mid Cap Stock Index Sub-Account
   01/01/2004 to 12/31/2004............................................     1.141814         1.302240        1,349,973
   01/01/2005 to 12/31/2005............................................     1.302240         1.437840        1,680,432
   01/01/2006 to 12/31/2006............................................     1.437840         1.556448        2,092,496
   01/01/2007 to 12/31/2007............................................     1.556448         1.649223        2,386,944
   01/01/2008 to 12/31/2008............................................     1.649223         1.034106        2,389,365
   01/01/2009 to 12/31/2009............................................     1.034106         1.394046        2,400,359
   01/01/2010 to 12/31/2010............................................     1.394046         1.731160        2,054,046
   01/01/2011 to 12/31/2011............................................     1.731160         1.668966        1,678,304
   01/01/2012 to 12/31/2012............................................     1.668966         1.929857        1,677,645
   01/01/2013 to 12/31/2013............................................     1.929857         2.526538        1,348,176

                                                                                              AUV AT
                                                                                           BEGINNING OF
                                                                                              PERIOD
                                                                                          --------------
 MetLife Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005..............................................................     9.998808
   01/01/2006 to 12/31/2006..............................................................    10.744858
   01/01/2007 to 12/31/2007..............................................................    11.844436
   01/01/2008 to 12/31/2008..............................................................    12.180356
   01/01/2009 to 12/31/2009..............................................................     8.567215
   01/01/2010 to 12/31/2010..............................................................    10.684089
   01/01/2011 to 12/31/2011..............................................................    11.917316
   01/01/2012 to 12/31/2012..............................................................    11.585328
   01/01/2013 to 12/31/2013..............................................................    12.929554
 MetLife Moderate to Aggressive Allocation Sub-Account
   05/01/2005 to 12/31/2005..............................................................     9.998808
   01/01/2006 to 12/31/2006..............................................................    10.970640
   01/01/2007 to 12/31/2007..............................................................    12.350345
   01/01/2008 to 12/31/2008..............................................................    12.640209
   01/01/2009 to 12/31/2009..............................................................     8.083009
   01/01/2010 to 12/31/2010..............................................................    10.284465
   01/01/2011 to 12/31/2011..............................................................    11.626464
   01/01/2012 to 12/31/2012..............................................................    11.027183
   01/01/2013 to 12/31/2013..............................................................    12.539804
 MetLife Multi-Index Targeted Risk Sub-Account (Class B)
   04/29/2013 to 12/31/2013..............................................................    10.794708
 MetLife Stock Index Sub-Account
   01/01/2004 to 12/31/2004..............................................................     3.356265
   01/01/2005 to 12/31/2005..............................................................     3.647836
   01/01/2006 to 12/31/2006..............................................................     3.752799
   01/01/2007 to 12/31/2007..............................................................     4.260642
   01/01/2008 to 12/31/2008..............................................................     4.407868
   01/01/2009 to 12/31/2009..............................................................     2.725565
   01/01/2010 to 12/31/2010..............................................................     3.382642
   01/01/2011 to 12/31/2011..............................................................     3.817076
   01/01/2012 to 12/31/2012..............................................................     3.823762
   01/01/2013 to 12/31/2013..............................................................     4.349860
 MFS(Reg. TM) Investors Trust Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................................     7.671145
   01/01/2005 to 12/31/2005..............................................................     8.500928
   01/01/2006 to 04/30/2006..............................................................     8.957184
 MFS(Reg. TM) Investors Trust Sub-Account (Class E)
   01/01/2004 to 12/31/2004..............................................................     0.779841
   01/01/2005 to 12/31/2005..............................................................     0.855266
   01/01/2006 to 04/30/2006..............................................................     0.902957
 MFS(Reg. TM) Investors Trust Sub-Account (previously MFS(Reg. TM) Research Managers Sub-
   Account)
   01/01/2004 to 04/30/2004..............................................................     0.798203



                                                                                                AUV AT         ACCUM UNITS
                                                                                           ENDING OF PERIOD   END OF PERIOD
                                                                                          ------------------ --------------
 MetLife Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005..............................................................      10.744858          218,867
   01/01/2006 to 12/31/2006..............................................................      11.844436          930,371
   01/01/2007 to 12/31/2007..............................................................      12.180356        2,311,940
   01/01/2008 to 12/31/2008..............................................................       8.567215        3,474,649
   01/01/2009 to 12/31/2009..............................................................      10.684089        3,869,037
   01/01/2010 to 12/31/2010..............................................................      11.917316        3,686,958
   01/01/2011 to 12/31/2011..............................................................      11.585328        3,411,848
   01/01/2012 to 12/31/2012..............................................................      12.929554        3,088,038
   01/01/2013 to 12/31/2013..............................................................      15.035274        2,983,294
 MetLife Moderate to Aggressive Allocation Sub-Account
   05/01/2005 to 12/31/2005..............................................................      10.970640          258,154
   01/01/2006 to 12/31/2006..............................................................      12.350345        1,466,084
   01/01/2007 to 12/31/2007..............................................................      12.640209        3,019,789
   01/01/2008 to 12/31/2008..............................................................       8.083009        3,445,407
   01/01/2009 to 12/31/2009..............................................................      10.284465        3,665,653
   01/01/2010 to 12/31/2010..............................................................      11.626464        3,523,158
   01/01/2011 to 12/31/2011..............................................................      11.027183        3,325,726
   01/01/2012 to 12/31/2012..............................................................      12.539804        2,886,826
   01/01/2013 to 12/31/2013..............................................................      15.364049        2,609,316
 MetLife Multi-Index Targeted Risk Sub-Account (Class B)
   04/29/2013 to 12/31/2013..............................................................      11.283503              513
 MetLife Stock Index Sub-Account
   01/01/2004 to 12/31/2004..............................................................       3.647836          750,148
   01/01/2005 to 12/31/2005..............................................................       3.752799          841,606
   01/01/2006 to 12/31/2006..............................................................       4.260642        1,081,018
   01/01/2007 to 12/31/2007..............................................................       4.407868        1,167,914
   01/01/2008 to 12/31/2008..............................................................       2.725565        1,243,468
   01/01/2009 to 12/31/2009..............................................................       3.382642        1,244,741
   01/01/2010 to 12/31/2010..............................................................       3.817076        1,152,267
   01/01/2011 to 12/31/2011..............................................................       3.823762          986,818
   01/01/2012 to 12/31/2012..............................................................       4.349860        1,160,179
   01/01/2013 to 12/31/2013..............................................................       5.646260          868,202
 MFS(Reg. TM) Investors Trust Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................................       8.500928            1,000
   01/01/2005 to 12/31/2005..............................................................       8.957184            4,041
   01/01/2006 to 04/30/2006..............................................................       9.359990            3,712
 MFS(Reg. TM) Investors Trust Sub-Account (Class E)
   01/01/2004 to 12/31/2004..............................................................       0.855266          321,671
   01/01/2005 to 12/31/2005..............................................................       0.902957          300,068
   01/01/2006 to 04/30/2006..............................................................       0.943870                0
 MFS(Reg. TM) Investors Trust Sub-Account (previously MFS(Reg. TM) Research Managers Sub-
   Account)
   01/01/2004 to 04/30/2004..............................................................       0.812518          139,304

                                                                                       AUV AT
                                                                                    BEGINNING OF
                                                                                       PERIOD
                                                                                   --------------
 MFS(Reg. TM) Research International Sub-Account
   01/01/2004 to 12/31/2004.......................................................   0.947848
   01/01/2005 to 12/31/2005.......................................................   1.116891
   01/01/2006 to 12/31/2006.......................................................   1.281644
   01/01/2007 to 12/31/2007.......................................................   1.598808
   01/01/2008 to 12/31/2008.......................................................   1.785095
   01/01/2009 to 12/31/2009.......................................................   1.013977
   01/01/2010 to 12/31/2010.......................................................   1.314845
   01/01/2011 to 12/31/2011.......................................................   1.443723
   01/01/2012 to 12/31/2012.......................................................   1.270518
   01/01/2013 to 12/31/2013.......................................................   1.461343
 MFS(Reg. TM) Total Return Sub-Account
   05/01/2004 to 12/31/2004.......................................................   3.645377
   01/01/2005 to 12/31/2005.......................................................   3.962474
   01/01/2006 to 12/31/2006.......................................................   4.016932
   01/01/2007 to 12/31/2007.......................................................   4.431736
   01/01/2008 to 12/31/2008.......................................................   4.547436
   01/01/2009 to 12/31/2009.......................................................   3.480191
   01/01/2010 to 12/31/2010.......................................................   4.057927
   01/01/2011 to 12/31/2011.......................................................   4.391406
   01/01/2012 to 12/31/2012.......................................................   4.421767
   01/01/2013 to 12/31/2013.......................................................   4.850589
 MFS(Reg. TM) Total Return Sub-Account (previously Balanced Sub-Account)
   01/01/2004 to 04/30/2004.......................................................   1.470726
 MFS(Reg. TM) Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004.......................................................   1.210121
   01/01/2005 to 12/31/2005.......................................................   1.305453
   01/01/2006 to 12/31/2006.......................................................   1.265477
   01/01/2007 to 12/31/2007.......................................................   1.469805
   01/01/2008 to 12/31/2008.......................................................   1.390211
   01/01/2009 to 12/31/2009.......................................................   0.908357
   01/01/2010 to 12/31/2010.......................................................   1.079572
   01/01/2011 to 12/31/2011.......................................................   1.182990
   01/01/2012 to 12/31/2012.......................................................   1.173446
   01/01/2013 to 12/31/2013.......................................................   1.345189
 MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
   (Class B))
   05/01/2004 to 12/31/2004.......................................................   2.288597
   01/01/2005 to 12/31/2005.......................................................   2.580629
   01/01/2006 to 12/31/2006.......................................................   2.808915
   01/01/2007 to 12/31/2007.......................................................   3.091412
   01/01/2008 to 12/31/2008.......................................................   3.166699
   01/01/2009 to 12/31/2009.......................................................   1.900624
   01/01/2010 to 12/31/2010.......................................................   2.275760
   01/01/2011 to 12/31/2011.......................................................   2.563267
   01/01/2012 to 12/31/2012.......................................................   2.365143
   01/01/2013 to 04/26/2013.......................................................   2.691538



                                                                                         AUV AT         ACCUM UNITS
                                                                                    ENDING OF PERIOD   END OF PERIOD
                                                                                   ------------------ --------------
 MFS(Reg. TM) Research International Sub-Account
   01/01/2004 to 12/31/2004.......................................................     1.116891            892,029
   01/01/2005 to 12/31/2005.......................................................     1.281644          1,266,548
   01/01/2006 to 12/31/2006.......................................................     1.598808          1,807,608
   01/01/2007 to 12/31/2007.......................................................     1.785095          2,827,867
   01/01/2008 to 12/31/2008.......................................................     1.013977          4,095,812
   01/01/2009 to 12/31/2009.......................................................     1.314845          4,082,942
   01/01/2010 to 12/31/2010.......................................................     1.443723          3,671,480
   01/01/2011 to 12/31/2011.......................................................     1.270518          3,253,628
   01/01/2012 to 12/31/2012.......................................................     1.461343          3,089,538
   01/01/2013 to 12/31/2013.......................................................     1.717674          2,622,796
 MFS(Reg. TM) Total Return Sub-Account
   05/01/2004 to 12/31/2004.......................................................     3.962474              5,466
   01/01/2005 to 12/31/2005.......................................................     4.016932            893,393
   01/01/2006 to 12/31/2006.......................................................     4.431736          1,093,162
   01/01/2007 to 12/31/2007.......................................................     4.547436          1,320,688
   01/01/2008 to 12/31/2008.......................................................     3.480191          1,306,753
   01/01/2009 to 12/31/2009.......................................................     4.057927          1,217,465
   01/01/2010 to 12/31/2010.......................................................     4.391406          1,134,529
   01/01/2011 to 12/31/2011.......................................................     4.421767          1,004,292
   01/01/2012 to 12/31/2012.......................................................     4.850589            926,715
   01/01/2013 to 12/31/2013.......................................................     5.674749            798,548
 MFS(Reg. TM) Total Return Sub-Account (previously Balanced Sub-Account)
   01/01/2004 to 04/30/2004.......................................................     1.457644            746,550
 MFS(Reg. TM) Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004.......................................................     1.305453            867,956
   01/01/2005 to 12/31/2005.......................................................     1.265477          1,991,877
   01/01/2006 to 12/31/2006.......................................................     1.469805          2,212,275
   01/01/2007 to 12/31/2007.......................................................     1.390211          2,152,159
   01/01/2008 to 12/31/2008.......................................................     0.908357          2,128,579
   01/01/2009 to 12/31/2009.......................................................     1.079572          2,430,353
   01/01/2010 to 12/31/2010.......................................................     1.182990          2,412,845
   01/01/2011 to 12/31/2011.......................................................     1.173446          2,435,890
   01/01/2012 to 12/31/2012.......................................................     1.345189          2,110,890
   01/01/2013 to 12/31/2013.......................................................     1.794991          2,755,538
 MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
   (Class B))
   05/01/2004 to 12/31/2004.......................................................     2.580629             43,054
   01/01/2005 to 12/31/2005.......................................................     2.808915            150,322
   01/01/2006 to 12/31/2006.......................................................     3.091412            418,994
   01/01/2007 to 12/31/2007.......................................................     3.166699            369,738
   01/01/2008 to 12/31/2008.......................................................     1.900624            324,843
   01/01/2009 to 12/31/2009.......................................................     2.275760            336,622
   01/01/2010 to 12/31/2010.......................................................     2.563267            293,068
   01/01/2011 to 12/31/2011.......................................................     2.365143            275,076
   01/01/2012 to 12/31/2012.......................................................     2.691538            248,480
   01/01/2013 to 04/26/2013.......................................................     2.962792                  0

                                                                                       AUV AT
                                                                                    BEGINNING OF
                                                                                       PERIOD
                                                                                   --------------
 MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
   Sub-Account (Class B))
   04/28/2008 to 12/31/2008.......................................................   9.998411
   01/01/2009 to 12/31/2009.......................................................   6.597865
   01/01/2010 to 12/31/2010.......................................................   8.121083
   01/01/2011 to 12/31/2011.......................................................   8.886550
   01/01/2012 to 12/31/2012.......................................................   8.710985
   01/01/2013 to 04/26/2013.......................................................   9.779654
 MFS(Reg. TM) Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004.......................................................   1.197248
   01/01/2005 to 12/31/2005.......................................................   1.313196
   01/01/2006 to 12/31/2006.......................................................   1.274379
   01/01/2007 to 12/31/2007.......................................................   1.481335
   01/01/2008 to 12/31/2008.......................................................   1.402540
   01/01/2009 to 12/31/2009.......................................................   0.917686
   01/01/2010 to 12/31/2010.......................................................   1.091437
   01/01/2011 to 12/31/2011.......................................................   1.196789
   01/01/2012 to 12/31/2012.......................................................   1.189102
   01/01/2013 to 12/31/2013.......................................................   1.364015
 MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
   (Class E))
   01/01/2004 to 12/31/2004.......................................................   2.326735
   01/01/2005 to 12/31/2005.......................................................   2.604158
   01/01/2006 to 12/31/2006.......................................................   2.837001
   01/01/2007 to 12/31/2007.......................................................   3.125342
   01/01/2008 to 12/31/2008.......................................................   3.204600
   01/01/2009 to 12/31/2009.......................................................   1.925548
   01/01/2010 to 12/31/2010.......................................................   2.308874
   01/01/2011 to 12/31/2011.......................................................   2.603273
   01/01/2012 to 12/31/2012.......................................................   2.404287
   01/01/2013 to 04/26/2013.......................................................   2.738883
 Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010.......................................................   1.278966
   01/01/2011 to 12/31/2011.......................................................   1.484917
   01/01/2012 to 12/31/2012.......................................................   1.362275
   01/01/2013 to 12/31/2013.......................................................   1.467179
 Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap
   Opportunities Sub-Account)
   01/01/2004 to 04/30/2004.......................................................   1.134487
 Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap
   Opportunities Sub-Account and before that Janus Mid Cap Sub-Account))
   01/01/2004 to 12/31/2004.......................................................   1.427230
   01/01/2005 to 12/31/2005.......................................................   1.643328
   01/01/2006 to 12/31/2006.......................................................   1.727663
   01/01/2007 to 12/31/2007.......................................................   1.899682
   01/01/2008 to 12/31/2008.......................................................   2.024036
   01/01/2009 to 12/31/2009.......................................................   0.889037
   01/01/2010 to 04/30/2010.......................................................   1.170063



                                                                                         AUV AT         ACCUM UNITS
                                                                                    ENDING OF PERIOD   END OF PERIOD
                                                                                   ------------------ --------------
 MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
   Sub-Account (Class B))
   04/28/2008 to 12/31/2008.......................................................       6.597865           17,150
   01/01/2009 to 12/31/2009.......................................................       8.121083           52,439
   01/01/2010 to 12/31/2010.......................................................       8.886550           53,093
   01/01/2011 to 12/31/2011.......................................................       8.710985           51,095
   01/01/2012 to 12/31/2012.......................................................       9.779654           44,391
   01/01/2013 to 04/26/2013.......................................................      10.711030                0
 MFS(Reg. TM) Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004.......................................................       1.313196        1,548,748
   01/01/2005 to 12/31/2005.......................................................       1.274379        1,453,395
   01/01/2006 to 12/31/2006.......................................................       1.481335        1,046,720
   01/01/2007 to 12/31/2007.......................................................       1.402540          921,294
   01/01/2008 to 12/31/2008.......................................................       0.917686          863,248
   01/01/2009 to 12/31/2009.......................................................       1.091437          872,444
   01/01/2010 to 12/31/2010.......................................................       1.196789          770,447
   01/01/2011 to 12/31/2011.......................................................       1.189102          627,557
   01/01/2012 to 12/31/2012.......................................................       1.364015          684,724
   01/01/2013 to 12/31/2013.......................................................       1.823446          887,517
 MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
   (Class E))
   01/01/2004 to 12/31/2004.......................................................       2.604158          107,931
   01/01/2005 to 12/31/2005.......................................................       2.837001          116,414
   01/01/2006 to 12/31/2006.......................................................       3.125342          126,283
   01/01/2007 to 12/31/2007.......................................................       3.204600          125,799
   01/01/2008 to 12/31/2008.......................................................       1.925548          108,419
   01/01/2009 to 12/31/2009.......................................................       2.308874           81,758
   01/01/2010 to 12/31/2010.......................................................       2.603273           72,078
   01/01/2011 to 12/31/2011.......................................................       2.404287           77,657
   01/01/2012 to 12/31/2012.......................................................       2.738883           79,067
   01/01/2013 to 04/26/2013.......................................................       3.015979                0
 Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010.......................................................       1.484917          414,349
   01/01/2011 to 12/31/2011.......................................................       1.362275          479,065
   01/01/2012 to 12/31/2012.......................................................       1.467179          378,732
   01/01/2013 to 12/31/2013.......................................................       2.010373          386,757
 Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap
   Opportunities Sub-Account)
   01/01/2004 to 04/30/2004.......................................................       1.124032          311,182
 Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap
   Opportunities Sub-Account and before that Janus Mid Cap Sub-Account))
   01/01/2004 to 12/31/2004.......................................................       1.643328          503,079
   01/01/2005 to 12/31/2005.......................................................       1.727663          546,390
   01/01/2006 to 12/31/2006.......................................................       1.899682          663,413
   01/01/2007 to 12/31/2007.......................................................       2.024036          574,046
   01/01/2008 to 12/31/2008.......................................................       0.889037          518,166
   01/01/2009 to 12/31/2009.......................................................       1.170063          508,025
   01/01/2010 to 04/30/2010.......................................................       1.266157                0

                                                                                AUV AT
                                                                             BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                            -------------- ------------------ --------------
 MSCI EAFE(Reg. TM) Index Sub-Account
   01/01/2004 to 12/31/2004................................................   0.943244         1.108790          1,319,462
   01/01/2005 to 12/31/2005................................................   1.108790         1.234205          1,638,697
   01/01/2006 to 12/31/2006................................................   1.234205         1.526036          1,797,160
   01/01/2007 to 12/31/2007................................................   1.526036         1.662172          2,230,007
   01/01/2008 to 12/31/2008................................................   1.662172         0.946866          2,122,211
   01/01/2009 to 12/31/2009................................................   0.946866         1.197230          1,945,763
   01/01/2010 to 12/31/2010................................................   1.197230         1.273378          1,859,918
   01/01/2011 to 12/31/2011................................................   1.273378         1.096323          1,661,376
   01/01/2012 to 12/31/2012................................................   1.096323         1.275209          1,630,826
   01/01/2013 to 12/31/2013................................................   1.275209         1.527339          1,544,524
 Neuberger Berman Genesis Sub-account (previously BlackRock Strategic Value
   Sub-Account (Class B))
   05/01/2004 to 12/31/2004................................................   1.608047         1.808505            850,913
   01/01/2005 to 12/31/2005................................................   1.808505         1.852238          1,736,483
   01/01/2006 to 12/31/2006................................................   1.852238         2.125829          1,998,038
   01/01/2007 to 12/31/2007................................................   2.125829         2.017720          1,872,461
   01/01/2008 to 12/31/2008................................................   2.017720         1.221875          1,820,063
   01/01/2009 to 12/31/2009................................................   1.221875         1.358846          1,823,852
   01/01/2010 to 12/31/2010................................................   1.358846         1.625123          1,611,314
   01/01/2011 to 12/31/2011................................................   1.625123         1.689980          1,196,198
   01/01/2012 to 12/31/2012................................................   1.689980         1.827971          1,022,703
   01/01/2013 to 12/31/2013................................................   1.827971         2.489697          1,389,982
 Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap
   Sub-Account (Class B))
   01/01/2004 to 12/31/2004................................................   1.201297         1.354476            548,426
   01/01/2005 to 12/31/2005................................................   1.354476         1.442618            710,203
   01/01/2006 to 12/31/2006................................................   1.442618         1.630572            741,863
   01/01/2007 to 12/31/2007................................................   1.630572         1.563417          1,511,439
   01/01/2008 to 12/31/2008................................................   1.563417         0.950686          1,566,921
   01/01/2009 to 12/31/2009................................................   0.950686         1.281457          1,442,980
   01/01/2010 to 12/31/2010................................................   1.281457         1.551735          1,271,637
   01/01/2011 to 12/31/2011................................................   1.551735         1.448747          1,102,811
   01/01/2012 to 12/31/2012................................................   1.448747         1.503253          1,046,973
   01/01/2013 to 04/26/2013................................................   1.503253         1.629681                  0
 Neuberger Berman Genesis Sub-account (previously BlackRock Strategic Value
   Sub-Account (Class E))
   01/01/2004 to 12/31/2004................................................   1.617970         1.836470          2,212,853
   01/01/2005 to 12/31/2005................................................   1.836470         1.881722          2,081,295
   01/01/2006 to 12/31/2006................................................   1.881722         2.163361          1,722,839
   01/01/2007 to 12/31/2007................................................   2.163361         2.055782          1,424,625
   01/01/2008 to 12/31/2008................................................   2.055782         1.246028          1,149,280
   01/01/2009 to 12/31/2009................................................   1.246028         1.386773          1,185,842
   01/01/2010 to 12/31/2010................................................   1.386773         1.660035          1,081,078
   01/01/2011 to 12/31/2011................................................   1.660035         1.727133            869,223
   01/01/2012 to 12/31/2012................................................   1.727133         1.870684            915,272
   01/01/2013 to 12/31/2013................................................   1.870684         2.551268          1,033,654

                                                                               AUV AT
                                                                            BEGINNING OF        AUV AT         ACCUM UNITS
                                                                               PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                           -------------- ------------------ --------------
 Oppenheimer Global Equity Sub-Account (Class B)
   05/01/2004 to 12/31/2004...............................................    12.707150        14.653220            4,214
   01/01/2005 to 12/31/2005...............................................    14.653220        16.750746           26,991
   01/01/2006 to 12/31/2006...............................................    16.750746        19.209905           72,423
   01/01/2007 to 12/31/2007...............................................    19.209905        20.117370          110,565
   01/01/2008 to 12/31/2008...............................................    20.117370        11.785434          126,590
   01/01/2009 to 12/31/2009...............................................    11.785434        16.239027          119,403
   01/01/2010 to 12/31/2010...............................................    16.239027        18.554558          106,286
   01/01/2011 to 12/31/2011...............................................    18.554558        16.750804           91,081
   01/01/2012 to 12/31/2012...............................................    16.750804        20.004206           80,898
   01/01/2013 to 12/31/2013...............................................    20.004206        25.062042           81,952
 Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton
   Growth Sub-Account (Class B))
   04/28/2008 to 12/31/2008...............................................     9.998411         6.567015            2,914
   01/01/2009 to 12/31/2009...............................................     6.567015         8.583858           14,752
   01/01/2010 to 12/31/2010...............................................     8.583858         9.108293           15,176
   01/01/2011 to 12/31/2011...............................................     9.108293         8.358265           21,325
   01/01/2012 to 12/31/2012...............................................     8.358265        10.067242           23,782
   01/01/2013 to 04/26/2013...............................................    10.067242        10.700829                0
 PIMCO Inflation Protection Bond Sub-Account
   05/01/2006 to 12/31/2006...............................................    10.978974        11.082609           54,149
   01/01/2007 to 12/31/2007...............................................    11.082609        12.101606          126,768
   01/01/2008 to 12/31/2008...............................................    12.101606        11.105247          371,727
   01/01/2009 to 12/31/2009...............................................    11.105247        12.920908          401,684
   01/01/2010 to 12/31/2010...............................................    12.920908        13.723308          447,576
   01/01/2011 to 12/31/2011...............................................    13.723308        15.033228          437,537
   01/01/2012 to 12/31/2012...............................................    15.033228        16.168633          555,919
   01/01/2013 to 12/31/2013...............................................    16.168633        14.457793          431,842
 PIMCO Total Return Sub-Account
   01/01/2004 to 12/31/2004...............................................     1.166403         1.206825        7,383,838
   01/01/2005 to 12/31/2005...............................................     1.206825         1.216235       11,523,820
   01/01/2006 to 12/31/2006...............................................     1.216235         1.252931       14,270,403
   01/01/2007 to 12/31/2007...............................................     1.252931         1.328206       15,632,251
   01/01/2008 to 12/31/2008...............................................     1.328206         1.314400       14,551,036
   01/01/2009 to 12/31/2009...............................................     1.314400         1.529041       14,245,257
   01/01/2010 to 12/31/2010...............................................     1.529041         1.630165       13,825,096
   01/01/2011 to 12/31/2011...............................................     1.630165         1.657688       12,062,943
   01/01/2012 to 12/31/2012...............................................     1.657688         1.785163       11,562,648
   01/01/2013 to 12/31/2013...............................................     1.785163         1.725764       10,564,540
 Pyramis(Reg. TM) Government Income Sub-Account
   04/30/2012 to 12/31/2012...............................................    10.767139        10.929950            8,797
   01/01/2013 to 12/31/2013...............................................    10.929950        10.285740            8,133
 Pyramis(Reg. TM) Managed Risk Sub-Account (Class B)
   04/29/2013 to 12/31/2013...............................................    10.215956        10.749431            3,438

                                                          AUV AT
                                                       BEGINNING OF        AUV AT         ACCUM UNITS
                                                          PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                      -------------- ------------------ --------------
 Russell 2000(Reg. TM) Index Sub-Account
   01/01/2004 to 12/31/2004..........................     1.328844         1.537582        1,290,069
   01/01/2005 to 12/31/2005..........................     1.537582         1.580682        1,570,284
   01/01/2006 to 12/31/2006..........................     1.580682         1.831890        1,803,280
   01/01/2007 to 12/31/2007..........................     1.831890         1.774602        1,979,142
   01/01/2008 to 12/31/2008..........................     1.774602         1.160069        1,911,413
   01/01/2009 to 12/31/2009..........................     1.160069         1.436766        1,785,211
   01/01/2010 to 12/31/2010..........................     1.436766         1.792471        1,518,933
   01/01/2011 to 12/31/2011..........................     1.792471         1.690978        1,291,001
   01/01/2012 to 12/31/2012..........................     1.690978         1.934019        1,368,958
   01/01/2013 to 12/31/2013..........................     1.934019         2.634011        1,180,877
 Schroders Global Multi-Asset Sub-Account
   04/30/2012 to 12/31/2012..........................     1.010737         1.067782           35,061
   01/01/2013 to 12/31/2013..........................     1.067782         1.158819          116,267
 SSgA Growth and Income ETF Sub-Account
   05/01/2006 to 12/31/2006..........................    10.510408        11.154018                0
   01/01/2007 to 12/31/2007..........................    11.154018        11.586079            1,807
   01/01/2008 to 12/31/2008..........................    11.586079         8.557256           36,836
   01/01/2009 to 12/31/2009..........................     8.557256        10.533078           32,100
   01/01/2010 to 12/31/2010..........................    10.533078        11.652090          117,728
   01/01/2011 to 12/31/2011..........................    11.652090        11.606558          128,210
   01/01/2012 to 12/31/2012..........................    11.606558        12.907972          219,894
   01/01/2013 to 12/31/2013..........................    12.907972        14.367328          198,885
 SSgA Growth ETF Sub-Account
   05/01/2006 to 12/31/2006..........................    10.701227        11.408665            3,725
   01/01/2007 to 12/31/2007..........................    11.408665        11.875318            5,753
   01/01/2008 to 12/31/2008..........................    11.875318         7.845300            8,225
   01/01/2009 to 12/31/2009..........................     7.845300         9.982416           33,230
   01/01/2010 to 12/31/2010..........................     9.982416        11.231351           33,046
   01/01/2011 to 12/31/2011..........................    11.231351        10.834310           59,208
   01/01/2012 to 12/31/2012..........................    10.834310        12.282659          124,343
   01/01/2013 to 12/31/2013..........................    12.282659        14.293681          154,634
 T. Rowe Price Large Cap Growth Sub-Account (Class B)
   05/01/2004 to 12/31/2004..........................     1.113637         1.206357          411,092
   01/01/2005 to 12/31/2005..........................     1.206357         1.264276        1,204,510
   01/01/2006 to 12/31/2006..........................     1.264276         1.406653        2,346,411
   01/01/2007 to 12/31/2007..........................     1.406653         1.513164        3,699,193
   01/01/2008 to 12/31/2008..........................     1.513164         0.864925        4,236,583
   01/01/2009 to 12/31/2009..........................     0.864925         1.219353        4,224,088
   01/01/2010 to 12/31/2010..........................     1.219353         1.403035        3,244,881
   01/01/2011 to 12/31/2011..........................     1.403035         1.364415        2,765,840
   01/01/2012 to 12/31/2012..........................     1.364415         1.595787        2,485,109
   01/01/2013 to 12/31/2013..........................     1.595787         2.182580        2,540,043

                                                                          AUV AT
                                                                       BEGINNING OF        AUV AT         ACCUM UNITS
                                                                          PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                      -------------- ------------------ --------------
 T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM
   Technology Sub-Account (Class B))
   01/01/2004 to 12/31/2004..........................................   0.464083         0.437661          1,262,601
   01/01/2005 to 12/31/2005..........................................   0.437661         0.478898          1,240,390
   01/01/2006 to 12/31/2006..........................................   0.478898         0.497258          1,174,062
   01/01/2007 to 12/31/2007..........................................   0.497258         0.644552          1,492,886
   01/01/2008 to 12/31/2008..........................................   0.644552         0.352865          1,713,517
   01/01/2009 to 12/31/2009..........................................   0.352865         0.552893          1,563,838
   01/01/2010 to 12/31/2010..........................................   0.552893         0.695833          1,427,700
   01/01/2011 to 12/31/2011..........................................   0.695833         0.617971          1,403,368
   01/01/2012 to 12/31/2012..........................................   0.617971         0.682834          1,455,145
   01/01/2013 to 04/26/2013..........................................   0.682834         0.713940                  0
 T. Rowe Price Mid Cap Growth Sub-Account
   01/01/2004 to 12/31/2004..........................................   0.611635         0.710250          2,971,928
   01/01/2005 to 12/31/2005..........................................   0.710250         0.802451          4,053,101
   01/01/2006 to 12/31/2006..........................................   0.802451         0.839683          6,105,826
   01/01/2007 to 12/31/2007..........................................   0.839683         0.973491          7,090,708
   01/01/2008 to 12/31/2008..........................................   0.973491         0.578065          7,499,130
   01/01/2009 to 12/31/2009..........................................   0.578065         0.828819          7,154,942
   01/01/2010 to 12/31/2010..........................................   0.828819         1.043038          6,391,790
   01/01/2011 to 12/31/2011..........................................   1.043038         1.011115          5,381,821
   01/01/2012 to 12/31/2012..........................................   1.011115         1.132835          4,667,437
   01/01/2013 to 12/31/2013..........................................   1.132835         1.524946          3,962,519
 T. Rowe Price Small Cap Growth Sub-Account
   05/01/2004 to 12/31/2004..........................................   1.233717         1.314848             60,296
   01/01/2005 to 12/31/2005..........................................   1.314848         1.434841            388,621
   01/01/2006 to 12/31/2006..........................................   1.434841         1.465554            846,806
   01/01/2007 to 12/31/2007..........................................   1.465554         1.582032          1,113,588
   01/01/2008 to 12/31/2008..........................................   1.582032         0.992921          1,230,477
   01/01/2009 to 12/31/2009..........................................   0.992921         1.356720          1,241,148
   01/01/2010 to 12/31/2010..........................................   1.356720         1.800713          1,195,451
   01/01/2011 to 12/31/2011..........................................   1.800713         1.800529          1,095,087
   01/01/2012 to 12/31/2012..........................................   1.800529         2.056778            837,904
   01/01/2013 to 12/31/2013..........................................   2.056778         2.922615            712,591
 Western Asset Management Strategic Bond Opportunities Sub-Account
   (Class B)
   05/01/2004 to 12/31/2004..........................................   1.856901         1.967911            492,276
   01/01/2005 to 12/31/2005..........................................   1.967911         1.989347          1,725,497
   01/01/2006 to 12/31/2006..........................................   1.989347         2.055399          3,023,064
   01/01/2007 to 12/31/2007..........................................   2.055399         2.100680          4,497,418
   01/01/2008 to 12/31/2008..........................................   2.100680         1.755185          3,878,167
   01/01/2009 to 12/31/2009..........................................   1.755185         2.281649          3,143,160
   01/01/2010 to 12/31/2010..........................................   2.281649         2.528907          2,962,660
   01/01/2011 to 12/31/2011..........................................   2.528907         2.638041          2,546,692
   01/01/2012 to 12/31/2012..........................................   2.638041         2.893486          2,320,716
   01/01/2013 to 12/31/2013..........................................   2.893486         2.875415          2,108,584

                                                                       AUV AT
                                                                    BEGINNING OF        AUV AT         ACCUM UNITS
                                                                       PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                   -------------- ------------------ --------------
 Western Asset Management Strategic Bond Opportunities Sub-Account
   (Class E)
   01/01/2004 to 12/31/2004.......................................     1.891974         1.985439        2,244,541
   01/01/2005 to 12/31/2005.......................................     1.985439         2.009228        2,186,113
   01/01/2006 to 12/31/2006.......................................     2.009228         2.076526        2,178,728
   01/01/2007 to 12/31/2007.......................................     2.076526         2.126051        2,102,157
   01/01/2008 to 12/31/2008.......................................     2.126051         1.778668        1,693,074
   01/01/2009 to 12/31/2009.......................................     1.778668         2.313637        1,380,503
   01/01/2010 to 12/31/2010.......................................     2.313637         2.568197        1,189,198
   01/01/2011 to 12/31/2011.......................................     2.568197         2.681314          945,695
   01/01/2012 to 12/31/2012.......................................     2.681314         2.941057          993,779
   01/01/2013 to 12/31/2013.......................................     2.941057         2.925824          927,237
 Western Asset Management U.S. Government Sub-Account (Class B)
   05/01/2004 to 12/31/2004.......................................     1.534818         1.570890          958,888
   01/01/2005 to 12/31/2005.......................................     1.570890         1.569873        2,335,109
   01/01/2006 to 12/31/2006.......................................     1.569873         1.607910        3,318,924
   01/01/2007 to 12/31/2007.......................................     1.607910         1.648555        3,891,051
   01/01/2008 to 12/31/2008.......................................     1.648555         1.616113        3,597,556
   01/01/2009 to 12/31/2009.......................................     1.616113         1.657842        3,602,968
   01/01/2010 to 12/31/2010.......................................     1.657842         1.723725        3,517,189
   01/01/2011 to 12/31/2011.......................................     1.723725         1.788438        2,912,344
   01/01/2012 to 12/31/2012.......................................     1.788438         1.816276        2,427,030
   01/01/2013 to 12/31/2013.......................................     1.816276         1.773924        2,082,848
 Western Asset Management U.S. Government Sub-Account (Class E)
   01/01/2004 to 12/31/2004.......................................     1.563055         1.583709        1,611,308
   01/01/2005 to 12/31/2005.......................................     1.583709         1.585629        1,538,248
   01/01/2006 to 12/31/2006.......................................     1.585629         1.624988        1,311,558
   01/01/2007 to 12/31/2007.......................................     1.624988         1.667651        1,148,880
   01/01/2008 to 12/31/2008.......................................     1.667651         1.636545        1,071,313
   01/01/2009 to 12/31/2009.......................................     1.636545         1.680501        1,002,932
   01/01/2010 to 12/31/2010.......................................     1.680501         1.750240          847,217
   01/01/2011 to 12/31/2011.......................................     1.750240         1.816228          691,457
   01/01/2012 to 12/31/2012.......................................     1.816228         1.846283          693,644
   01/01/2013 to 12/31/2013.......................................     1.846283         1.806067          602,466
 American Funds Bond Sub-Account
   05/01/2006 to 12/31/2006.......................................    14.430321        15.117074           73,714
   01/01/2007 to 12/31/2007.......................................    15.117074        15.355552          381,227
   01/01/2008 to 12/31/2008.......................................    15.355552        13.684769          407,883
   01/01/2009 to 12/31/2009.......................................    13.684769        15.150116          364,394
   01/01/2010 to 12/31/2010.......................................    15.150116        15.854671          365,481
   01/01/2011 to 12/31/2011.......................................    15.854671        16.539557          330,248
   01/01/2012 to 12/31/2012.......................................    16.539557        17.133025          304,912
   01/01/2013 to 12/31/2013.......................................    17.133025        16.480660          249,876
 American Funds Global Small Capitalization Sub-Account
   01/01/2004 to 12/31/2004.......................................     1.609753         1.913012        1,411,315
   01/01/2005 to 12/31/2005.......................................     1.913012         2.357699        2,343,635
   01/01/2006 to 12/31/2006.......................................     2.357699         2.875650        3,656,387
   01/01/2007 to 12/31/2007.......................................     2.875650         3.432683        4,730,097
   01/01/2008 to 12/31/2008.......................................     3.432683         1.568434        5,450,076
   01/01/2009 to 12/31/2009.......................................     1.568434         2.487203        5,217,053
   01/01/2010 to 12/31/2010.......................................     2.487203         2.993410        4,544,451
   01/01/2011 to 12/31/2011.......................................     2.993410         2.379595        4,043,726
   01/01/2012 to 12/31/2012.......................................     2.379595         2.764521        3,646,012
   01/01/2013 to 12/31/2013.......................................     2.764521         3.486545        3,060,124

                                              AUV AT
                                           BEGINNING OF        AUV AT         ACCUM UNITS
                                              PERIOD      ENDING OF PERIOD   END OF PERIOD
                                          -------------- ------------------ --------------
 American Funds Growth Sub-Account
   01/01/2004 to 12/31/2004..............    10.871528        12.023456       1,223,281
   01/01/2005 to 12/31/2005..............    12.023456        13.735471       1,741,977
   01/01/2006 to 12/31/2006..............    13.735471        14.884400       2,097,885
   01/01/2007 to 12/31/2007..............    14.884400        16.439009       2,295,795
   01/01/2008 to 12/31/2008..............    16.439009         9.054631       2,397,924
   01/01/2009 to 12/31/2009..............     9.054631        12.410470       2,337,394
   01/01/2010 to 12/31/2010..............    12.410470        14.480758       2,126,120
   01/01/2011 to 12/31/2011..............    14.480758        13.628239       1,781,611
   01/01/2012 to 12/31/2012..............    13.628239        15.794318       1,557,315
   01/01/2013 to 12/31/2013..............    15.794318        20.202503       1,321,840
 American Funds Growth-Income Sub-Account
   01/01/2004 to 12/31/2004..............     8.460555         9.180484       1,248,923
   01/01/2005 to 12/31/2005..............     9.180484         9.552598       1,628,151
   01/01/2006 to 12/31/2006..............     9.552598        10.819898       1,810,952
   01/01/2007 to 12/31/2007..............    10.819898        11.172921       2,036,555
   01/01/2008 to 12/31/2008..............    11.172921         6.826567       2,118,299
   01/01/2009 to 12/31/2009..............     6.826567         8.808245       2,027,304
   01/01/2010 to 12/31/2010..............     8.808245         9.649393       1,876,534
   01/01/2011 to 12/31/2011..............     9.649393         9.313454       1,668,699
   01/01/2012 to 12/31/2012..............     9.313454        10.756310       1,455,001
   01/01/2013 to 12/31/2013..............    10.756310        14.117741       1,271,620





                                                                       AUV AT
                                                                    BEGINNING OF        AUV AT         ACCUM UNITS
                                                                       PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                   -------------- ------------------ --------------
American Forerunner - 1.40
 AllianceBernstein Global Dynamic Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012.......................................    10.219284        10.568199               0
   01/01/2013 to 12/31/2013.......................................    10.568199        11.582847           4,297
 American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................    10.008465         7.011667          19,218
   01/01/2009 to 12/31/2009.......................................     7.011667         8.941853          28,385
   01/01/2010 to 12/31/2010.......................................     8.941853         9.889880          41,810
   01/01/2011 to 12/31/2011.......................................     9.889880         9.545193          46,167
   01/01/2012 to 12/31/2012.......................................     9.545193        10.685140          45,398
   01/01/2013 to 12/31/2013.......................................    10.685140        12.489271          40,093
 American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................     9.998466         6.359814          91,557
   01/01/2009 to 12/31/2009.......................................     6.359814         8.406163         209,577
   01/01/2010 to 12/31/2010.......................................     8.406163         9.407014         208,434
   01/01/2011 to 12/31/2011.......................................     9.407014         8.837455         226,329
   01/01/2012 to 12/31/2012.......................................     8.837455        10.122028         230,112
   01/01/2013 to 12/31/2013.......................................    10.122028        12.487463         148,324
 American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................    10.018465         7.685380           5,832
   01/01/2009 to 12/31/2009.......................................     7.685380         9.351642          41,898
   01/01/2010 to 12/31/2010.......................................     9.351642        10.135248          53,403
   01/01/2011 to 12/31/2011.......................................    10.135248        10.013751          46,959
   01/01/2012 to 12/31/2012.......................................    10.013751        10.944060          13,083
   01/01/2013 to 12/31/2013.......................................    10.944060        12.251046          11,154
 AQR Global Risk Balanced Sub-Account (Class B)
   04/30/2012 to 12/31/2012.......................................    11.153421        11.560958               0
   01/01/2013 to 12/31/2013.......................................    11.560958        11.013615           5,303

                                                                              AUV AT
                                                                           BEGINNING OF        AUV AT         ACCUM UNITS
                                                                              PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                          -------------- ------------------ --------------
 Baillie Gifford International Stock Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................   1.181986         1.350228            54,651
   01/01/2005 to 12/31/2005..............................................   1.350228         1.565675           195,256
   01/01/2006 to 12/31/2006..............................................   1.565675         1.794512           447,790
   01/01/2007 to 12/31/2007..............................................   1.794512         1.947600           607,200
   01/01/2008 to 12/31/2008..............................................   1.947600         1.070810           460,819
   01/01/2009 to 12/31/2009..............................................   1.070810         1.287020           471,931
   01/01/2010 to 12/31/2010..............................................   1.287020         1.356210           150,637
   01/01/2011 to 12/31/2011..............................................   1.356210         1.068138           161,164
   01/01/2012 to 12/31/2012..............................................   1.068138         1.257196           169,192
   01/01/2013 to 12/31/2013..............................................   1.257196         1.427386           171,040
 Baillie Gifford International Stock Sub-Account (Class E)
   01/01/2004 to 12/31/2004..............................................   1.174289         1.366522           352,767
   01/01/2005 to 12/31/2005..............................................   1.366522         1.587452           299,674
   01/01/2006 to 12/31/2006..............................................   1.587452         1.819983           248,957
   01/01/2007 to 12/31/2007..............................................   1.819983         1.977677           229,090
   01/01/2008 to 12/31/2008..............................................   1.977677         1.088132           231,639
   01/01/2009 to 12/31/2009..............................................   1.088132         1.308666           205,441
   01/01/2010 to 12/31/2010..............................................   1.308666         1.381296           182,720
   01/01/2011 to 12/31/2011..............................................   1.381296         1.089972           169,795
   01/01/2012 to 12/31/2012..............................................   1.089972         1.283187           130,825
   01/01/2013 to 12/31/2013..............................................   1.283187         1.458907           126,500
 Barclays Aggregate Bond Index Sub-Account (Class B) (previously Barclays
   Capital Aggregate Bond Index Sub-Account (Class B))
   01/01/2004 to 12/31/2004..............................................   1.247509         1.277406           779,958
   01/01/2005 to 12/31/2005..............................................   1.277406         1.283036           827,998
   01/01/2006 to 12/31/2006..............................................   1.283036         1.313490           846,664
   01/01/2007 to 12/31/2007..............................................   1.313490         1.381401           831,517
   01/01/2008 to 12/31/2008..............................................   1.381401         1.438845           599,719
   01/01/2009 to 12/31/2009..............................................   1.438845         1.489496           605,337
   01/01/2010 to 12/31/2010..............................................   1.489496         1.552413           540,372
   01/01/2011 to 12/31/2011..............................................   1.552413         1.642381           557,095
   01/01/2012 to 12/31/2012..............................................   1.642381         1.678131           470,481
   01/01/2013 to 12/31/2013..............................................   1.678131         1.612908           539,008
 BlackRock Bond Income Sub-Account (Class B)
   01/01/2004 to 12/31/2004..............................................   4.366140         4.484905           401,399
   01/01/2005 to 12/31/2005..............................................   4.484905         4.518013           409,436
   01/01/2006 to 12/31/2006..............................................   4.518013         4.639690           421,577
   01/01/2007 to 12/31/2007..............................................   4.639690         4.850355           386,027
   01/01/2008 to 12/31/2008..............................................   4.850355         4.607455           309,883
   01/01/2009 to 12/31/2009..............................................   4.607455         4.960645           280,539
   01/01/2010 to 12/31/2010..............................................   4.960645         5.286401           250,091
   01/01/2011 to 12/31/2011..............................................   5.286401         5.541742           235,563
   01/01/2012 to 12/31/2012..............................................   5.541742         5.862192           188,100
   01/01/2013 to 12/31/2013..............................................   5.862192         5.722441           194,613

                                                                                AUV AT
                                                                             BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                            -------------- ------------------ --------------
 BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock
   Legacy Large Cap Growth Sub-Account (Class B))
   05/01/2004 to 12/31/2004................................................     2.319442         2.541513               0
   01/01/2005 to 12/31/2005................................................     2.541513         2.675538          18,910
   01/01/2006 to 12/31/2006................................................     2.675538         2.740956          26,641
   01/01/2007 to 12/31/2007................................................     2.740956         3.200807          25,247
   01/01/2008 to 12/31/2008................................................     3.200807         1.998105         145,452
   01/01/2009 to 12/31/2009................................................     1.998105         2.689596         196,850
   01/01/2010 to 12/31/2010................................................     2.689596         3.168587         183,100
   01/01/2011 to 12/31/2011................................................     3.168587         2.838554         193,065
   01/01/2012 to 12/31/2012................................................     2.838554         3.192773         184,016
   01/01/2013 to 12/31/2013................................................     3.192773         4.215795         154,616
 BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock
   Legacy Large Cap Growth Sub-Account (Class B) and before that FI Large
   Cap Sub-Account)
   05/01/2006 to 12/31/2006................................................    17.091180        17.290064               0
   01/01/2007 to 12/31/2007................................................    17.290064        17.683059               0
   01/01/2008 to 12/31/2008................................................    17.683059         9.598675               0
   01/01/2009 to 05/01/2009................................................     9.598675        10.017096               0
 BlackRock Capital Appreciation Sub-Account (Class E) (previously BlackRock
   Legacy Large Cap Growth Sub-Account (Class E))
   01/01/2004 to 12/31/2004................................................     2.391051         2.560650         114,456
   01/01/2005 to 12/31/2005................................................     2.560650         2.698157         100,587
   01/01/2006 to 12/31/2006................................................     2.698157         2.767117          96,204
   01/01/2007 to 12/31/2007................................................     2.767117         3.234382         101,348
   01/01/2008 to 12/31/2008................................................     3.234382         2.021068          93,342
   01/01/2009 to 12/31/2009................................................     2.021068         2.722875          83,176
   01/01/2010 to 12/31/2010................................................     2.722875         3.211929          78,090
   01/01/2011 to 12/31/2011................................................     3.211929         2.880288          57,384
   01/01/2012 to 12/31/2012................................................     2.880288         3.242620          37,568
   01/01/2013 to 12/31/2013................................................     3.242620         4.286163          30,020
 BlackRock Diversified Sub-Account (Class B)
   05/01/2004 to 12/31/2004................................................    35.331647        38.120554               0
   01/01/2005 to 12/31/2005................................................    38.120554        38.651758               0
   01/01/2006 to 12/31/2006................................................    38.651758        42.021096               0
   01/01/2007 to 12/31/2007................................................    42.021096        43.761019               0
   01/01/2008 to 12/31/2008................................................    43.761019        32.378238             245
   01/01/2009 to 12/31/2009................................................    32.378238        37.356213             291
   01/01/2010 to 12/31/2010................................................    37.356213        40.268226             298
   01/01/2011 to 12/31/2011................................................    40.268226        41.134728             284
   01/01/2012 to 12/31/2012................................................    41.134728        45.470996             286
   01/01/2013 to 12/31/2013................................................    45.470996        53.930762             278
 BlackRock Global Tactical Strategies Sub-Account (Class B)
   04/30/2012 to 12/31/2012................................................     9.974236        10.297225               0
   01/01/2013 to 12/31/2013................................................    10.297225        11.200807           5,030
 BlackRock Large Cap Core Sub-Account
   04/30/2007 to 12/31/2007................................................     7.810216         7.877257          15,635
   01/01/2008 to 12/31/2008................................................     7.877257         4.869552          21,695
   01/01/2009 to 12/31/2009................................................     4.869552         5.723646          18,133
   01/01/2010 to 12/31/2010................................................     5.723646         6.347068          16,986
   01/01/2011 to 12/31/2011................................................     6.347068         6.274983          16,619
   01/01/2012 to 12/31/2012................................................     6.274983         7.017202          16,863
   01/01/2013 to 12/31/2013................................................     7.017202         9.291904          18,008

                                                                          AUV AT
                                                                       BEGINNING OF        AUV AT         ACCUM UNITS
                                                                          PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                      -------------- ------------------ --------------
 BlackRock Large Cap Sub-Account (previously BlackRock Large Cap Sub-
   Account)
   01/01/2004 to 12/31/2004..........................................     6.021138         6.566431           14,227
   01/01/2005 to 12/31/2005..........................................     6.566431         6.690165           11,944
   01/01/2006 to 12/31/2006..........................................     6.690165         7.510073           10,760
   01/01/2007 to 04/27/2007..........................................     7.510073         7.876043                0
 BlackRock Large Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004..........................................     1.069130         1.179446            3,456
   01/01/2005 to 12/31/2005..........................................     1.179446         1.227729           34,305
   01/01/2006 to 12/31/2006..........................................     1.227729         1.442300          138,796
   01/01/2007 to 12/31/2007..........................................     1.442300         1.466642          297,563
   01/01/2008 to 12/31/2008..........................................     1.466642         0.938443          357,829
   01/01/2009 to 12/31/2009..........................................     0.938443         1.027690          327,055
   01/01/2010 to 12/31/2010..........................................     1.027690         1.103860          331,565
   01/01/2011 to 12/31/2011..........................................     1.103860         1.110858          323,235
   01/01/2012 to 12/31/2012..........................................     1.110858         1.248349          271,763
   01/01/2013 to 12/31/2013..........................................     1.248349         1.621784          207,893
 BlackRock Large Cap Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004..........................................     1.058109         1.182350          100,985
   01/01/2005 to 12/31/2005..........................................     1.182350         1.232309           98,023
   01/01/2006 to 12/31/2006..........................................     1.232309         1.448594          133,565
   01/01/2007 to 12/31/2007..........................................     1.448594         1.475082          248,098
   01/01/2008 to 12/31/2008..........................................     1.475082         0.944871          239,650
   01/01/2009 to 12/31/2009..........................................     0.944871         1.035872          209,838
   01/01/2010 to 12/31/2010..........................................     1.035872         1.113438          170,319
   01/01/2011 to 12/31/2011..........................................     1.113438         1.121348          156,783
   01/01/2012 to 12/31/2012..........................................     1.121348         1.262001          163,660
   01/01/2013 to 12/31/2013..........................................     1.262001         1.641269          153,535
 BlackRock Money Market Sub-Account (Class B)
   01/01/2004 to 12/31/2004..........................................     2.203913         2.189142          363,839
   01/01/2005 to 12/31/2005..........................................     2.189142         2.215709          421,731
   01/01/2006 to 12/31/2006..........................................     2.215709         2.284429          573,318
   01/01/2007 to 12/31/2007..........................................     2.284429         2.360945          577,599
   01/01/2008 to 12/31/2008..........................................     2.360945         2.388543          745,139
   01/01/2009 to 12/31/2009..........................................     2.388543         2.361300          480,064
   01/01/2010 to 12/31/2010..........................................     2.361300         2.328471          362,815
   01/01/2011 to 12/31/2011..........................................     2.328471         2.296186          266,186
   01/01/2012 to 12/31/2012..........................................     2.296186         2.264089          521,975
   01/01/2013 to 12/31/2013..........................................     2.264089         2.232612        1,014,357
 Clarion Global Real Estate Sub-Account
   05/01/2004 to 12/31/2004..........................................     9.998849        12.833645            6,184
   01/01/2005 to 12/31/2005..........................................    12.833645        14.337160           20,833
   01/01/2006 to 12/31/2006..........................................    14.337160        19.451786           37,355
   01/01/2007 to 12/31/2007..........................................    19.451786        16.301648           47,371
   01/01/2008 to 12/31/2008..........................................    16.301648         9.375546           48,703
   01/01/2009 to 12/31/2009..........................................     9.375546        12.456502           56,473
   01/01/2010 to 12/31/2010..........................................    12.456502        14.261852           49,355
   01/01/2011 to 12/31/2011..........................................    14.261852        13.278301           42,084
   01/01/2012 to 12/31/2012..........................................    13.278301        16.495575           39,133
   01/01/2013 to 12/31/2013..........................................    16.495575        16.842986           39,092

                                                                                AUV AT
                                                                             BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                            -------------- ------------------ --------------
 ClearBridge Aggressive Growth Portfolio II Sub-Account (Class B) (formerly
   Janus Forty Sub-Account (Class B))
   04/30/2007 to 12/31/2007................................................   145.834124       178.900463             182
   01/01/2008 to 12/31/2008................................................   178.900463       102.320777           4,205
   01/01/2009 to 12/31/2009................................................   102.320777       144.137883           5,451
   01/01/2010 to 12/31/2010................................................   144.137883       155.491489           5,837
   01/01/2011 to 12/31/2011................................................   155.491489       141.764919           5,236
   01/01/2012 to 12/31/2012................................................   141.764919       171.257403           4,826
   01/01/2013 to 12/31/2013................................................   171.257403       217.489397           4,450
 ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class B) and before that Legg
   Mason Partners Aggressive Growth Sub-Account)
   01/01/2004 to 12/31/2004................................................     0.676985         0.723893         202,516
   01/01/2005 to 12/31/2005................................................     0.723893         0.810771         227,709
   01/01/2006 to 12/31/2006................................................     0.810771         0.785631         337,356
   01/01/2007 to 12/31/2007................................................     0.785631         0.792211         272,665
   01/01/2008 to 12/31/2008................................................     0.792211         0.476103         235,329
   01/01/2009 to 12/31/2009................................................     0.476103         0.624233         226,055
   01/01/2010 to 12/31/2010................................................     0.624233         0.761982         222,518
   01/01/2011 to 12/31/2011................................................     0.761982         0.775812         133,760
   01/01/2012 to 12/31/2012................................................     0.775812         0.906551          83,102
   01/01/2013 to 12/31/2013................................................     0.906551         1.301608         144,193
 ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class B) and before that Legg
   Mason Value Equity Sub-Account (Class B))
   05/01/2006 to 12/31/2006................................................     9.354456        10.028747           1,748
   01/01/2007 to 12/31/2007................................................    10.028747         9.304475           1,730
   01/01/2008 to 12/31/2008................................................     9.304475         4.163826           1,965
   01/01/2009 to 12/31/2009................................................     4.163826         5.664964           5,354
   01/01/2010 to 12/31/2010................................................     5.664964         5.995979           7,230
   01/01/2011 to 04/29/2011................................................     5.995979         6.375584               0
 ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class E))
   05/02/2011 to 12/31/2011................................................     0.644445         0.584579         133,164
   01/01/2012 to 12/31/2012................................................     0.584579         0.683432          96,866
   01/01/2013 to 12/31/2013................................................     0.683432         0.982927          75,838
 ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class E) and before that Legg
   Mason Value Equity Sub-Account (Class E))
   05/01/2006 to 12/31/2006................................................     0.943167         1.011538         107,639
   01/01/2007 to 12/31/2007................................................     1.011538         0.939433          80,923
   01/01/2008 to 12/31/2008................................................     0.939433         0.420764          70,038
   01/01/2009 to 12/31/2009................................................     0.420764         0.572424          47,618
   01/01/2010 to 12/31/2010................................................     0.572424         0.606095          47,112
   01/01/2011 to 04/29/2011................................................     0.606095         0.644519               0

                                                                         AUV AT
                                                                      BEGINNING OF        AUV AT         ACCUM UNITS
                                                                         PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                     -------------- ------------------ --------------
 Davis Venture Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004.........................................     2.857108         3.075004          34,314
   01/01/2005 to 12/31/2005.........................................     3.075004         3.335478         118,287
   01/01/2006 to 12/31/2006.........................................     3.335478         3.760265         212,178
   01/01/2007 to 12/31/2007.........................................     3.760265         3.868756         272,418
   01/01/2008 to 12/31/2008.........................................     3.868756         2.307194         323,345
   01/01/2009 to 12/31/2009.........................................     2.307194         2.995213         312,802
   01/01/2010 to 12/31/2010.........................................     2.995213         3.299497         281,667
   01/01/2011 to 12/31/2011.........................................     3.299497         3.114817         240,571
   01/01/2012 to 12/31/2012.........................................     3.114817         3.458800         214,074
   01/01/2013 to 12/31/2013.........................................     3.458800         4.548493         207,601
 Davis Venture Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004.........................................     2.805879         3.102700         608,869
   01/01/2005 to 12/31/2005.........................................     3.102700         3.369815         565,916
   01/01/2006 to 12/31/2006.........................................     3.369815         3.801805         536,517
   01/01/2007 to 12/31/2007.........................................     3.801805         3.914808         482,090
   01/01/2008 to 12/31/2008.........................................     3.914808         2.337053         408,908
   01/01/2009 to 12/31/2009.........................................     2.337053         3.038052         396,621
   01/01/2010 to 12/31/2010.........................................     3.038052         3.349848         364,781
   01/01/2011 to 12/31/2011.........................................     3.349848         3.165318         303,391
   01/01/2012 to 12/31/2012.........................................     3.165318         3.517514         274,586
   01/01/2013 to 12/31/2013.........................................     3.517514         4.631595         235,255
 Frontier Mid Cap Growth Sub-Account (Class B) (previously BlackRock
   Aggressive Growth Sub-Account (Class B))
   05/01/2004 to 12/31/2004.........................................    33.567147        37.215656             753
   01/01/2005 to 12/31/2005.........................................    37.215656        40.528355             450
   01/01/2006 to 12/31/2006.........................................    40.528355        42.551290           1,071
   01/01/2007 to 12/31/2007.........................................    42.551290        50.447102           3,075
   01/01/2008 to 12/31/2008.........................................    50.447102        26.941035           2,360
   01/01/2009 to 12/31/2009.........................................    26.941035        39.600328           2,524
   01/01/2010 to 12/31/2010.........................................    39.600328        44.905265           2,222
   01/01/2011 to 12/31/2011.........................................    44.905265        42.845450           1,768
   01/01/2012 to 12/31/2012.........................................    42.845450        46.763970           1,642
   01/01/2013 to 12/31/2013.........................................    46.763970        61.070696           1,598
 Harris Oakmark International Sub-Account (Class B)
   01/01/2004 to 12/31/2004.........................................     1.175443         1.396950         197,750
   01/01/2005 to 12/31/2005.........................................     1.396950         1.573705         233,162
   01/01/2006 to 12/31/2006.........................................     1.573705         1.999585         366,639
   01/01/2007 to 12/31/2007.........................................     1.999585         1.949581         414,453
   01/01/2008 to 12/31/2008.........................................     1.949581         1.136429         374,444
   01/01/2009 to 12/31/2009.........................................     1.136429         1.737676         394,671
   01/01/2010 to 12/31/2010.........................................     1.737676         1.994891         347,623
   01/01/2011 to 12/31/2011.........................................     1.994891         1.686769         334,882
   01/01/2012 to 12/31/2012.........................................     1.686769         2.149737         284,850
   01/01/2013 to 12/31/2013.........................................     2.149737         2.766194         260,949

                                                                                 AUV AT
                                                                              BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                 PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                             -------------- ------------------ --------------
 Harris Oakmark International Sub-Account (Class E)
   01/01/2004 to 12/31/2004.................................................   1.177842         1.401707            103,024
   01/01/2005 to 12/31/2005.................................................   1.401707         1.579576            188,989
   01/01/2006 to 12/31/2006.................................................   1.579576         2.009171            240,232
   01/01/2007 to 12/31/2007.................................................   2.009171         1.961279            251,549
   01/01/2008 to 12/31/2008.................................................   1.961279         1.144374            136,566
   01/01/2009 to 12/31/2009.................................................   1.144374         1.752132            151,913
   01/01/2010 to 12/31/2010.................................................   1.752132         2.012971            139,128
   01/01/2011 to 12/31/2011.................................................   2.012971         1.704750            133,361
   01/01/2012 to 12/31/2012.................................................   1.704750         2.172977            129,910
   01/01/2013 to 12/31/2013.................................................   2.172977         2.799488            122,155
 Invesco Balanced-Risk Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012.................................................   1.010713         1.047990                  0
   01/01/2013 to 12/31/2013.................................................   1.047990         1.052652             38,110
 Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap
   Value Sub-Account (Class B))
   04/30/2012 to 12/31/2012.................................................   2.532593         2.603500            329,020
   01/01/2013 to 12/31/2013.................................................   2.603500         3.345340            296,995
 Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap
   Value Sub-Account (Class B) and before that Neuberger Berman Mid Cap
   Value Sub-Account)
   01/01/2004 to 12/31/2004.................................................   1.790103         2.165156            276,099
   01/01/2005 to 12/31/2005.................................................   2.165156         2.389812            330,618
   01/01/2006 to 12/31/2006.................................................   2.389812         2.620566            384,349
   01/01/2007 to 12/31/2007.................................................   2.620566         2.666388            391,653
   01/01/2008 to 12/31/2008.................................................   2.666388         1.380927            455,733
   01/01/2009 to 12/31/2009.................................................   1.380927         2.011841            461,823
   01/01/2010 to 12/31/2010.................................................   2.011841         2.500682            410,798
   01/01/2011 to 12/31/2011.................................................   2.500682         2.301404            379,484
   01/01/2012 to 04/27/2012.................................................   2.301404         2.545012                  0
 Invesco Small Cap Growth Sub-account
   01/01/2004 to 12/31/2004.................................................   1.160234         1.217653            303,779
   01/01/2005 to 12/31/2005.................................................   1.217653         1.300025            229,385
   01/01/2006 to 12/31/2006.................................................   1.300025         1.463820            186,633
   01/01/2007 to 12/31/2007.................................................   1.463820         1.603161            191,311
   01/01/2008 to 12/31/2008.................................................   1.603161         0.968576            242,902
   01/01/2009 to 12/31/2009.................................................   0.968576         1.278128            282,962
   01/01/2010 to 12/31/2010.................................................   1.278128         1.590371            315,910
   01/01/2011 to 12/31/2011.................................................   1.590371         1.551351            284,205
   01/01/2012 to 12/31/2012.................................................   1.551351         1.808548            273,186
   01/01/2013 to 12/31/2013.................................................   1.808548         2.499917            243,356
 Jennison Growth Sub-Account (Class B)
   05/01/2005 to 12/31/2005.................................................   0.406915         0.488787             43,670
   01/01/2006 to 12/31/2006.................................................   0.488787         0.494175             58,320
   01/01/2007 to 12/31/2007.................................................   0.494175         0.542763             56,758
   01/01/2008 to 12/31/2008.................................................   0.542763         0.339598            116,581
   01/01/2009 to 12/31/2009.................................................   0.339598         0.467364            290,607
   01/01/2010 to 12/31/2010.................................................   0.467364         0.513011            290,526
   01/01/2011 to 12/31/2011.................................................   0.513011         0.507015            249,342
   01/01/2012 to 12/31/2012.................................................   0.507015         0.577706          1,080,020
   01/01/2013 to 12/31/2013.................................................   0.577706         0.778930            946,173

                                                                                 AUV AT
                                                                              BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                 PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                             -------------- ------------------ --------------
 Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital
   Appreciation Sub-Account)
   05/01/2005 to 12/31/2005.................................................     7.947721         8.629752           1,161
   01/01/2006 to 12/31/2006.................................................     8.629752         9.158221           1,997
   01/01/2007 to 12/31/2007.................................................     9.158221        10.320556           3,213
   01/01/2008 to 12/31/2008.................................................    10.320556         5.501470          46,562
   01/01/2009 to 12/31/2009.................................................     5.501470         7.795846          62,391
   01/01/2010 to 12/31/2010.................................................     7.795846         8.409877          63,215
   01/01/2011 to 12/31/2011.................................................     8.409877         8.178700          58,024
   01/01/2012 to 04/27/2012.................................................     8.178700         9.201007               0
 Jennison Growth Sub-Account (Class B) (previously Met/Putnam Voyager Sub-
   Account (Class B))
   05/01/2004 to 12/31/2004.................................................     0.422573         0.441147               0
   01/01/2005 to 04/30/2005.................................................     0.441147         0.402036               0
 Jennison Growth Sub-Account (Class E)
   05/01/2005 to 12/31/2005.................................................     0.407190         0.489826         338,185
   01/01/2006 to 12/31/2006.................................................     0.489826         0.495587         400,385
   01/01/2007 to 12/31/2007.................................................     0.495587         0.545072         321,013
   01/01/2008 to 12/31/2008.................................................     0.545072         0.340897         223,028
   01/01/2009 to 12/31/2009.................................................     0.340897         0.470224         165,913
   01/01/2010 to 12/31/2010.................................................     0.470224         0.516742         208,705
   01/01/2011 to 12/31/2011.................................................     0.516742         0.511137         111,755
   01/01/2012 to 12/31/2012.................................................     0.511137         0.582514         150,089
   01/01/2013 to 12/31/2013.................................................     0.582514         0.786396         128,765
 Jennison Growth Sub-Account (Class E) (previously Met/Putnam Voyager Sub-
   Account (Class E))
   01/01/2004 to 12/31/2004.................................................     0.427435         0.441146         407,120
   01/01/2005 to 04/30/2005.................................................     0.441146         0.406037               0
 JPMorgan Global Active Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012.................................................     1.012767         1.050036               0
   01/01/2013 to 12/31/2013.................................................     1.050036         1.149200             824
 Loomis Sayles Global Markets Sub-Account (Class B)
   04/29/2013 to 12/31/2013.................................................    13.021257        14.310803           7,735
 Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin
   Income Sub-Account (Class B))
   04/28/2008 to 12/31/2008.................................................     9.998466         7.986381           2,864
   01/01/2009 to 12/31/2009.................................................     7.986381        10.066938           4,672
   01/01/2010 to 12/31/2010.................................................    10.066938        11.100437           4,618
   01/01/2011 to 12/31/2011.................................................    11.100437        11.180051           4,803
   01/01/2012 to 12/31/2012.................................................    11.180051        12.401036          10,795
   01/01/2013 to 04/26/2013.................................................    12.401036        12.944649               0
 Loomis Sayles Small Cap Core Sub-Account (Class B)
   05/01/2004 to 12/31/2004.................................................     2.341850         2.653593             200
   01/01/2005 to 12/31/2005.................................................     2.653593         2.791516           4,492
   01/01/2006 to 12/31/2006.................................................     2.791516         3.204124          12,561
   01/01/2007 to 12/31/2007.................................................     3.204124         3.526618          23,416
   01/01/2008 to 12/31/2008.................................................     3.526618         2.223577          22,661
   01/01/2009 to 12/31/2009.................................................     2.223577         2.848868          23,731
   01/01/2010 to 12/31/2010.................................................     2.848868         3.573674          18,036
   01/01/2011 to 12/31/2011.................................................     3.573674         3.536031          13,223
   01/01/2012 to 12/31/2012.................................................     3.536031         3.984108          11,661
   01/01/2013 to 12/31/2013.................................................     3.984108         5.527155           9,599

                                                        AUV AT
                                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                    -------------- ------------------ --------------
 Loomis Sayles Small Cap Core Sub-Account (Class E)
   01/01/2004 to 12/31/2004........................   2.333159         2.673476           143,530
   01/01/2005 to 12/31/2005........................   2.673476         2.814931           130,911
   01/01/2006 to 12/31/2006........................   2.814931         3.234101           140,459
   01/01/2007 to 12/31/2007........................   3.234101         3.562990           125,445
   01/01/2008 to 12/31/2008........................   3.562990         2.248771           123,288
   01/01/2009 to 12/31/2009........................   2.248771         2.883892           112,505
   01/01/2010 to 12/31/2010........................   2.883892         3.621319           101,289
   01/01/2011 to 12/31/2011........................   3.621319         3.586809            77,381
   01/01/2012 to 12/31/2012........................   3.586809         4.045263            71,610
   01/01/2013 to 12/31/2013........................   4.045263         5.617654            57,680
 Loomis Sayles Small Cap Growth Sub-Account
   01/01/2004 to 12/31/2004........................   0.890113         0.975547           244,173
   01/01/2005 to 12/31/2005........................   0.975547         1.004265           242,653
   01/01/2006 to 12/31/2006........................   1.004265         1.086600           217,401
   01/01/2007 to 12/31/2007........................   1.086600         1.117644           136,272
   01/01/2008 to 12/31/2008........................   1.117644         0.646802           128,110
   01/01/2009 to 12/31/2009........................   0.646802         0.827086           140,709
   01/01/2010 to 12/31/2010........................   0.827086         1.071261           122,422
   01/01/2011 to 12/31/2011........................   1.071261         1.085398           122,989
   01/01/2012 to 12/31/2012........................   1.085398         1.186824           116,225
   01/01/2013 to 12/31/2013........................   1.186824         1.736533            73,585
 Lord Abbett Bond Debenture Sub-Account
   01/01/2004 to 12/31/2004........................   1.579261         1.684424           348,733
   01/01/2005 to 12/31/2005........................   1.684424         1.685876           470,290
   01/01/2006 to 12/31/2006........................   1.685876         1.814581           590,691
   01/01/2007 to 12/31/2007........................   1.814581         1.906414           699,149
   01/01/2008 to 12/31/2008........................   1.906414         1.530125           596,819
   01/01/2009 to 12/31/2009........................   1.530125         2.063706           527,647
   01/01/2010 to 12/31/2010........................   2.063706         2.298879           499,295
   01/01/2011 to 12/31/2011........................   2.298879         2.368074           471,409
   01/01/2012 to 12/31/2012........................   2.368074         2.637300           428,680
   01/01/2013 to 12/31/2013........................   2.637300         2.808141           407,263
 Met/Artisan Mid Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004........................   3.012237         3.268696             4,827
   01/01/2005 to 12/31/2005........................   3.268696         3.536291            30,229
   01/01/2006 to 12/31/2006........................   3.536291         3.911773            37,528
   01/01/2007 to 12/31/2007........................   3.911773         3.584202            35,591
   01/01/2008 to 12/31/2008........................   3.584202         1.903762            28,972
   01/01/2009 to 12/31/2009........................   1.903762         2.650705            32,640
   01/01/2010 to 12/31/2010........................   2.650705         2.999679            27,972
   01/01/2011 to 12/31/2011........................   2.999679         3.150051            21,890
   01/01/2012 to 12/31/2012........................   3.150051         3.465761            20,890
   01/01/2013 to 12/31/2013........................   3.465761         4.665324            22,285

                                                                            AUV AT
                                                                         BEGINNING OF        AUV AT         ACCUM UNITS
                                                                            PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                        -------------- ------------------ --------------
 Met/Artisan Mid Cap Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004............................................     3.080534         3.334420         707,314
   01/01/2005 to 12/31/2005............................................     3.334420         3.610866         598,855
   01/01/2006 to 12/31/2006............................................     3.610866         3.998276         552,747
   01/01/2007 to 12/31/2007............................................     3.998276         3.667119         449,971
   01/01/2008 to 12/31/2008............................................     3.667119         1.949737         442,161
   01/01/2009 to 12/31/2009............................................     1.949737         2.717367         398,250
   01/01/2010 to 12/31/2010............................................     2.717367         3.078135         343,095
   01/01/2011 to 12/31/2011............................................     3.078135         3.235704         293,714
   01/01/2012 to 12/31/2012............................................     3.235704         3.563587         255,540
   01/01/2013 to 12/31/2013............................................     3.563587         4.801946         223,268
 Met/Franklin Low Duration Total Return Sub-Account
   05/02/2011 to 12/31/2011............................................     9.988083         9.767007               0
   01/01/2012 to 12/31/2012............................................     9.767007        10.054067               0
   01/01/2013 to 12/31/2013............................................    10.054067        10.029369           2,851
 MetLife Aggressive Strategy Sub-Account
   05/02/2011 to 12/31/2011............................................    12.160754        10.414730           2,993
   01/01/2012 to 12/31/2012............................................    10.414730        11.988490           1,666
   01/01/2013 to 12/31/2013............................................    11.988490        15.310139           1,664
 MetLife Aggressive Strategy Sub-Account (previously MetLife Aggressive
   Allocation Sub-Account )
   05/01/2005 to 12/31/2005............................................     9.998849        11.150576               0
   01/01/2006 to 12/31/2006............................................    11.150576        12.717820               0
   01/01/2007 to 12/31/2007............................................    12.717820        12.949992               0
   01/01/2008 to 12/31/2008............................................    12.949992         7.604288           1,679
   01/01/2009 to 12/31/2009............................................     7.604288         9.859832           9,264
   01/01/2010 to 12/31/2010............................................     9.859832        11.248397           3,001
   01/01/2011 to 04/29/2011............................................    11.248397        12.197241               0
 MetLife Balanced Plus Sub-Account
   04/30/2012 to 12/31/2012............................................    10.001185        10.465180               0
   01/01/2013 to 12/31/2013............................................    10.465180        11.801777           7,496
 MetLife Conservative Allocation Sub-Account
   05/01/2005 to 12/31/2005............................................     9.998849        10.299739               0
   01/01/2006 to 12/31/2006............................................    10.299739        10.856842               0
   01/01/2007 to 12/31/2007............................................    10.856842        11.301500          26,059
   01/01/2008 to 12/31/2008............................................    11.301500         9.540600          25,997
   01/01/2009 to 12/31/2009............................................     9.540600        11.338992         227,225
   01/01/2010 to 12/31/2010............................................    11.338992        12.305328         282,024
   01/01/2011 to 12/31/2011............................................    12.305328        12.529284         157,575
   01/01/2012 to 12/31/2012............................................    12.529284        13.488260         147,462
   01/01/2013 to 12/31/2013............................................    13.488260        13.870825          42,881
 MetLife Conservative to Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005............................................     9.998849        10.517665               0
   01/01/2006 to 12/31/2006............................................    10.517665        11.349099           8,608
   01/01/2007 to 12/31/2007............................................    11.349099        11.728876          32,332
   01/01/2008 to 12/31/2008............................................    11.728876         9.067698          71,170
   01/01/2009 to 12/31/2009............................................     9.067698        11.058754          82,427
   01/01/2010 to 12/31/2010............................................    11.058754        12.162022          85,030
   01/01/2011 to 12/31/2011............................................    12.162022        12.119093         124,371
   01/01/2012 to 12/31/2012............................................    12.119093        13.319397         127,578
   01/01/2013 to 12/31/2013............................................    13.319397        14.569140         177,946
 MetLife Growth Strategy Sub-Account (Class B)
   04/29/2013 to 12/31/2013............................................    11.629011        13.255895          71,117

                                                                            AUV AT
                                                                         BEGINNING OF        AUV AT         ACCUM UNITS
                                                                            PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                        -------------- ------------------ --------------
 MetLife Growth Strategy Sub-Account (Class B) (previously Met/Franklin
   Templeton Founding Strategy Sub-Account (Class B))
   04/28/2008 to 12/31/2008............................................     9.998466         7.033638              74
   01/01/2009 to 12/31/2009............................................     7.033638         8.916144          70,135
   01/01/2010 to 12/31/2010............................................     8.916144         9.675478          69,335
   01/01/2011 to 12/31/2011............................................     9.675478         9.373272          72,619
   01/01/2012 to 12/31/2012............................................     9.373272        10.732527          72,949
   01/01/2013 to 04/26/2013............................................    10.732527        11.554139               0
 MetLife Mid Cap Stock Index Sub-Account
   01/01/2004 to 12/31/2004............................................     1.143803         1.305163         570,838
   01/01/2005 to 12/31/2005............................................     1.305163         1.441786         528,167
   01/01/2006 to 12/31/2006............................................     1.441786         1.561498         483,920
   01/01/2007 to 12/31/2007............................................     1.561498         1.655406         416,568
   01/01/2008 to 12/31/2008............................................     1.655406         1.038505         409,548
   01/01/2009 to 12/31/2009............................................     1.038505         1.400676         446,288
   01/01/2010 to 12/31/2010............................................     1.400676         1.740262         383,490
   01/01/2011 to 12/31/2011............................................     1.740262         1.678579         323,753
   01/01/2012 to 12/31/2012............................................     1.678579         1.941948         286,152
   01/01/2013 to 12/31/2013............................................     1.941948         2.543640         246,418
 MetLife Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005............................................     9.998849        10.748464           9,839
   01/01/2006 to 12/31/2006............................................    10.748464        11.854319          62,999
   01/01/2007 to 12/31/2007............................................    11.854319        12.196651         152,777
   01/01/2008 to 12/31/2008............................................    12.196651         8.582985         288,685
   01/01/2009 to 12/31/2009............................................     8.582985        10.709108         396,827
   01/01/2010 to 12/31/2010............................................    10.709108        11.951194         333,696
   01/01/2011 to 12/31/2011............................................    11.951194        11.624061         470,336
   01/01/2012 to 12/31/2012............................................    11.624061        12.979301         464,530
   01/01/2013 to 12/31/2013............................................    12.979301        15.100670         466,118
 MetLife Moderate to Aggressive Allocation Sub-Account
   05/01/2005 to 12/31/2005............................................     9.998849        10.974321          21,756
   01/01/2006 to 12/31/2006............................................    10.974321        12.360650          41,772
   01/01/2007 to 12/31/2007............................................    12.360650        12.657119         296,402
   01/01/2008 to 12/31/2008............................................    12.657119         8.097891         521,985
   01/01/2009 to 12/31/2009............................................     8.097891        10.308554         709,879
   01/01/2010 to 12/31/2010............................................    10.308554        11.659519         668,588
   01/01/2011 to 12/31/2011............................................    11.659519        11.064055         592,318
   01/01/2012 to 12/31/2012............................................    11.064055        12.588059         573,553
   01/01/2013 to 12/31/2013............................................    12.588059        15.430882         561,688
 MetLife Multi-Index Targeted Risk Sub-Account (Class B)
   04/29/2013 to 12/31/2013............................................    10.797339        11.290057               0
 MetLife Stock Index Sub-Account
   01/01/2004 to 12/31/2004............................................     3.379242         3.674651         314,160
   01/01/2005 to 12/31/2005............................................     3.674651         3.782271         309,333
   01/01/2006 to 12/31/2006............................................     3.782271         4.296243         228,164
   01/01/2007 to 12/31/2007............................................     4.296243         4.446934         212,450
   01/01/2008 to 12/31/2008............................................     4.446934         2.751104         197,073
   01/01/2009 to 12/31/2009............................................     2.751104         3.416046         181,458
   01/01/2010 to 12/31/2010............................................     3.416046         3.856696         151,180
   01/01/2011 to 12/31/2011............................................     3.856696         3.865380         136,317
   01/01/2012 to 12/31/2012............................................     3.865380         4.399414         111,413
   01/01/2013 to 12/31/2013............................................     4.399414         5.713437         107,514

                                                                                              AUV AT
                                                                                           BEGINNING OF
                                                                                              PERIOD
                                                                                          --------------
 MFS(Reg. TM) Investors Trust Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................................   7.690409
   01/01/2005 to 12/31/2005..............................................................   8.525102
   01/01/2006 to 04/30/2006..............................................................   8.987133
 MFS(Reg. TM) Investors Trust Sub-Account (Class E)
   01/01/2004 to 12/31/2004..............................................................   0.781667
   01/01/2005 to 12/31/2005..............................................................   0.857699
   01/01/2006 to 04/30/2006..............................................................   0.905976
 MFS(Reg. TM) Investors Trust Sub-Account (previously MFS(Reg. TM) Research Managers Sub-
   Account)
   01/01/2004 to 04/30/2004..............................................................   0.800071
 MFS(Reg. TM) Research International Sub-Account
   01/01/2004 to 12/31/2004..............................................................   0.960144
   01/01/2005 to 12/31/2005..............................................................   1.131947
   01/01/2006 to 12/31/2006..............................................................   1.299569
   01/01/2007 to 12/31/2007..............................................................   1.621977
   01/01/2008 to 12/31/2008..............................................................   1.811874
   01/01/2009 to 12/31/2009..............................................................   1.029706
   01/01/2010 to 12/31/2010..............................................................   1.335909
   01/01/2011 to 12/31/2011..............................................................   1.467584
   01/01/2012 to 12/31/2012..............................................................   1.292162
   01/01/2013 to 12/31/2013..............................................................   1.486985
 MFS(Reg. TM) Total Return Sub-Account
   05/01/2004 to 12/31/2004..............................................................   3.676530
   01/01/2005 to 12/31/2005..............................................................   3.997661
   01/01/2006 to 12/31/2006..............................................................   4.054624
   01/01/2007 to 12/31/2007..............................................................   4.475551
   01/01/2008 to 12/31/2008..............................................................   4.594705
   01/01/2009 to 12/31/2009..............................................................   3.518132
   01/01/2010 to 12/31/2010..............................................................   4.104218
   01/01/2011 to 12/31/2011..............................................................   4.443721
   01/01/2012 to 12/31/2012..............................................................   4.476676
   01/01/2013 to 12/31/2013..............................................................   4.913293
 MFS(Reg. TM) Total Return Sub-Account (previously Balanced Sub-Account)
   01/01/2004 to 04/30/2004..............................................................   1.477500
 MFS(Reg. TM) Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................................   1.213445
   01/01/2005 to 12/31/2005..............................................................   1.309472
   01/01/2006 to 12/31/2006..............................................................   1.270007
   01/01/2007 to 12/31/2007..............................................................   1.475801
   01/01/2008 to 12/31/2008..............................................................   1.396585
   01/01/2009 to 12/31/2009..............................................................   0.912980
   01/01/2010 to 12/31/2010..............................................................   1.085610
   01/01/2011 to 12/31/2011..............................................................   1.190201
   01/01/2012 to 12/31/2012..............................................................   1.181188
   01/01/2013 to 12/31/2013..............................................................   1.354744



                                                                                                AUV AT         ACCUM UNITS
                                                                                           ENDING OF PERIOD   END OF PERIOD
                                                                                          ------------------ --------------
 MFS(Reg. TM) Investors Trust Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................................     8.525102                 0
   01/01/2005 to 12/31/2005..............................................................     8.987133             1,122
   01/01/2006 to 04/30/2006..............................................................     9.392804             1,731
 MFS(Reg. TM) Investors Trust Sub-Account (Class E)
   01/01/2004 to 12/31/2004..............................................................     0.857699           164,171
   01/01/2005 to 12/31/2005..............................................................     0.905976           112,277
   01/01/2006 to 04/30/2006..............................................................     0.947180                 0
 MFS(Reg. TM) Investors Trust Sub-Account (previously MFS(Reg. TM) Research Managers Sub-
   Account)
   01/01/2004 to 04/30/2004..............................................................     0.814554            33,430
 MFS(Reg. TM) Research International Sub-Account
   01/01/2004 to 12/31/2004..............................................................     1.131947           197,420
   01/01/2005 to 12/31/2005..............................................................     1.299569           277,267
   01/01/2006 to 12/31/2006..............................................................     1.621977           249,381
   01/01/2007 to 12/31/2007..............................................................     1.811874           443,370
   01/01/2008 to 12/31/2008..............................................................     1.029706           847,169
   01/01/2009 to 12/31/2009..............................................................     1.335909           932,323
   01/01/2010 to 12/31/2010..............................................................     1.467584           936,523
   01/01/2011 to 12/31/2011..............................................................     1.292162           836,108
   01/01/2012 to 12/31/2012..............................................................     1.486985           822,581
   01/01/2013 to 12/31/2013..............................................................     1.748688           745,301
 MFS(Reg. TM) Total Return Sub-Account
   05/01/2004 to 12/31/2004..............................................................     3.997661           224,054
   01/01/2005 to 12/31/2005..............................................................     4.054624           216,474
   01/01/2006 to 12/31/2006..............................................................     4.475551           210,592
   01/01/2007 to 12/31/2007..............................................................     4.594705           173,843
   01/01/2008 to 12/31/2008..............................................................     3.518132           163,932
   01/01/2009 to 12/31/2009..............................................................     4.104218           169,972
   01/01/2010 to 12/31/2010..............................................................     4.443721           154,094
   01/01/2011 to 12/31/2011..............................................................     4.476676           147,326
   01/01/2012 to 12/31/2012..............................................................     4.913293           136,278
   01/01/2013 to 12/31/2013..............................................................     5.750981           126,333
 MFS(Reg. TM) Total Return Sub-Account (previously Balanced Sub-Account)
   01/01/2004 to 04/30/2004..............................................................     1.464598           646,784
 MFS(Reg. TM) Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................................     1.309472            23,210
   01/01/2005 to 12/31/2005..............................................................     1.270007           151,389
   01/01/2006 to 12/31/2006..............................................................     1.475801           253,620
   01/01/2007 to 12/31/2007..............................................................     1.396585           321,559
   01/01/2008 to 12/31/2008..............................................................     0.912980           310,590
   01/01/2009 to 12/31/2009..............................................................     1.085610           347,725
   01/01/2010 to 12/31/2010..............................................................     1.190201           314,226
   01/01/2011 to 12/31/2011..............................................................     1.181188           298,724
   01/01/2012 to 12/31/2012..............................................................     1.354744           226,265
   01/01/2013 to 12/31/2013..............................................................     1.808644           373,170

                                                                                       AUV AT
                                                                                    BEGINNING OF
                                                                                       PERIOD
                                                                                   --------------
 MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
   (Class B))
   05/01/2004 to 12/31/2004.......................................................   2.301239
   01/01/2005 to 12/31/2005.......................................................   2.595745
   01/01/2006 to 12/31/2006.......................................................   2.826776
   01/01/2007 to 12/31/2007.......................................................   3.112621
   01/01/2008 to 12/31/2008.......................................................   3.190028
   01/01/2009 to 12/31/2009.......................................................   1.915590
   01/01/2010 to 12/31/2010.......................................................   2.294827
   01/01/2011 to 12/31/2011.......................................................   2.586034
   01/01/2012 to 12/31/2012.......................................................   2.387343
   01/01/2013 to 04/26/2013.......................................................   2.718167
 MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
   Sub-Account (Class B))
   04/28/2008 to 12/31/2008.......................................................   9.998466
   01/01/2009 to 12/31/2009.......................................................   6.600141
   01/01/2010 to 12/31/2010.......................................................   8.127948
   01/01/2011 to 12/31/2011.......................................................   8.898507
   01/01/2012 to 12/31/2012.......................................................   8.727061
   01/01/2013 to 04/26/2013.......................................................   9.802627
 MFS(Reg. TM) Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004.......................................................   1.200335
   01/01/2005 to 12/31/2005.......................................................   1.317242
   01/01/2006 to 12/31/2006.......................................................   1.278943
   01/01/2007 to 12/31/2007.......................................................   1.487381
   01/01/2008 to 12/31/2008.......................................................   1.408973
   01/01/2009 to 12/31/2009.......................................................   0.922359
   01/01/2010 to 12/31/2010.......................................................   1.097543
   01/01/2011 to 12/31/2011.......................................................   1.204086
   01/01/2012 to 12/31/2012.......................................................   1.196949
   01/01/2013 to 12/31/2013.......................................................   1.373707
 MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
   (Class E))
   01/01/2004 to 12/31/2004.......................................................   2.339210
   01/01/2005 to 12/31/2005.......................................................   2.619432
   01/01/2006 to 12/31/2006.......................................................   2.855064
   01/01/2007 to 12/31/2007.......................................................   3.146810
   01/01/2008 to 12/31/2008.......................................................   3.228235
   01/01/2009 to 12/31/2009.......................................................   1.940725
   01/01/2010 to 12/31/2010.......................................................   2.328238
   01/01/2011 to 12/31/2011.......................................................   2.626417
   01/01/2012 to 12/31/2012.......................................................   2.426874
   01/01/2013 to 04/26/2013.......................................................   2.766003
 Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010.......................................................   1.287451
   01/01/2011 to 12/31/2011.......................................................   1.495265
   01/01/2012 to 12/31/2012.......................................................   1.372453
   01/01/2013 to 12/31/2013.......................................................   1.478884
 Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap
   Opportunities Sub-Account)
   01/01/2004 to 04/30/2004.......................................................   1.135448



                                                                                         AUV AT         ACCUM UNITS
                                                                                    ENDING OF PERIOD   END OF PERIOD
                                                                                   ------------------ --------------
 MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
   (Class B))
   05/01/2004 to 12/31/2004.......................................................       2.595745               0
   01/01/2005 to 12/31/2005.......................................................       2.826776          34,217
   01/01/2006 to 12/31/2006.......................................................       3.112621          63,743
   01/01/2007 to 12/31/2007.......................................................       3.190028          61,523
   01/01/2008 to 12/31/2008.......................................................       1.915590          63,822
   01/01/2009 to 12/31/2009.......................................................       2.294827          70,729
   01/01/2010 to 12/31/2010.......................................................       2.586034          75,788
   01/01/2011 to 12/31/2011.......................................................       2.387343          74,437
   01/01/2012 to 12/31/2012.......................................................       2.718167          66,957
   01/01/2013 to 04/26/2013.......................................................       2.992580               0
 MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
   Sub-Account (Class B))
   04/28/2008 to 12/31/2008.......................................................       6.600141               0
   01/01/2009 to 12/31/2009.......................................................       8.127948             839
   01/01/2010 to 12/31/2010.......................................................       8.898507             830
   01/01/2011 to 12/31/2011.......................................................       8.727061             770
   01/01/2012 to 12/31/2012.......................................................       9.802627           3,790
   01/01/2013 to 04/26/2013.......................................................      10.737897               0
 MFS(Reg. TM) Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004.......................................................       1.317242         735,390
   01/01/2005 to 12/31/2005.......................................................       1.278943         676,579
   01/01/2006 to 12/31/2006.......................................................       1.487381         558,311
   01/01/2007 to 12/31/2007.......................................................       1.408973         439,731
   01/01/2008 to 12/31/2008.......................................................       0.922359         304,667
   01/01/2009 to 12/31/2009.......................................................       1.097543         283,604
   01/01/2010 to 12/31/2010.......................................................       1.204086         292,743
   01/01/2011 to 12/31/2011.......................................................       1.196949         263,905
   01/01/2012 to 12/31/2012.......................................................       1.373707         251,581
   01/01/2013 to 12/31/2013.......................................................       1.837320         294,772
 MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
   (Class E))
   01/01/2004 to 12/31/2004.......................................................       2.619432          89,857
   01/01/2005 to 12/31/2005.......................................................       2.855064          85,793
   01/01/2006 to 12/31/2006.......................................................       3.146810          82,617
   01/01/2007 to 12/31/2007.......................................................       3.228235          68,660
   01/01/2008 to 12/31/2008.......................................................       1.940725          78,096
   01/01/2009 to 12/31/2009.......................................................       2.328238          59,063
   01/01/2010 to 12/31/2010.......................................................       2.626417          32,739
   01/01/2011 to 12/31/2011.......................................................       2.426874          28,419
   01/01/2012 to 12/31/2012.......................................................       2.766003          26,642
   01/01/2013 to 04/26/2013.......................................................       3.046327               0
 Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010.......................................................       1.495265         266,989
   01/01/2011 to 12/31/2011.......................................................       1.372453         211,397
   01/01/2012 to 12/31/2012.......................................................       1.478884         172,081
   01/01/2013 to 12/31/2013.......................................................       2.027424         119,173
 Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap
   Opportunities Sub-Account)
   01/01/2004 to 04/30/2004.......................................................       1.125169         208,801

                                                                                AUV AT
                                                                             BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                            -------------- ------------------ --------------
 Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap
   Opportunities Sub-Account and before that Janus Mid Cap Sub-Account))
   01/01/2004 to 12/31/2004................................................   1.432146         1.649816           246,945
   01/01/2005 to 12/31/2005................................................   1.649816         1.735349           227,738
   01/01/2006 to 12/31/2006................................................   1.735349         1.909085           131,234
   01/01/2007 to 12/31/2007................................................   1.909085         2.035078           150,995
   01/01/2008 to 12/31/2008................................................   2.035078         0.894338           183,585
   01/01/2009 to 12/31/2009................................................   0.894338         1.177628           186,296
   01/01/2010 to 04/30/2010................................................   1.177628         1.274552                 0
 MSCI EAFE(Reg. TM) Index Sub-Account
   01/01/2004 to 12/31/2004................................................   0.945612         1.112130           521,668
   01/01/2005 to 12/31/2005................................................   1.112130         1.238540           487,200
   01/01/2006 to 12/31/2006................................................   1.238540         1.532160           485,009
   01/01/2007 to 12/31/2007................................................   1.532160         1.669681           491,618
   01/01/2008 to 12/31/2008................................................   1.669681         0.951622           478,991
   01/01/2009 to 12/31/2009................................................   0.951622         1.203846           558,191
   01/01/2010 to 12/31/2010................................................   1.203846         1.281054           561,294
   01/01/2011 to 12/31/2011................................................   1.281054         1.103483           577,852
   01/01/2012 to 12/31/2012................................................   1.103483         1.284182           579,417
   01/01/2013 to 12/31/2013................................................   1.284182         1.538855           523,292
 Neuberger Berman Genesis Sub-account (previously BlackRock Strategic Value
   Sub-Account (Class B))
   05/01/2004 to 12/31/2004................................................   1.611130         1.812573             8,779
   01/01/2005 to 12/31/2005................................................   1.812573         1.857330            63,127
   01/01/2006 to 12/31/2006................................................   1.857330         2.132735           113,157
   01/01/2007 to 12/31/2007................................................   2.132735         2.025294           132,045
   01/01/2008 to 12/31/2008................................................   2.025294         1.227079           142,298
   01/01/2009 to 12/31/2009................................................   1.227079         1.365316           129,675
   01/01/2010 to 12/31/2010................................................   1.365316         1.633676           118,859
   01/01/2011 to 12/31/2011................................................   1.633676         1.699723           100,538
   01/01/2012 to 12/31/2012................................................   1.699723         1.839433            91,208
   01/01/2013 to 12/31/2013................................................   1.839433         2.506561           162,953
 Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap
   Sub-Account (Class B))
   01/01/2004 to 12/31/2004................................................   1.202647         1.356678           186,066
   01/01/2005 to 12/31/2005................................................   1.356678         1.445684           232,057
   01/01/2006 to 12/31/2006................................................   1.445684         1.634852           271,026
   01/01/2007 to 12/31/2007................................................   1.634852         1.568309           310,533
   01/01/2008 to 12/31/2008................................................   1.568309         0.954140           338,551
   01/01/2009 to 12/31/2009................................................   0.954140         1.286756           346,292
   01/01/2010 to 12/31/2010................................................   1.286756         1.558930           301,352
   01/01/2011 to 12/31/2011................................................   1.558930         1.456192           252,228
   01/01/2012 to 12/31/2012................................................   1.456192         1.511738           241,772
   01/01/2013 to 04/26/2013................................................   1.511738         1.639140                 0

                                                                                AUV AT
                                                                             BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                            -------------- ------------------ --------------
 Neuberger Berman Genesis Sub-account (previously BlackRock Strategic Value
   Sub-Account (Class E))
   01/01/2004 to 12/31/2004................................................     1.600054         1.817044          991,746
   01/01/2005 to 12/31/2005................................................     1.817044         1.862746          901,998
   01/01/2006 to 12/31/2006................................................     1.862746         2.142613          731,159
   01/01/2007 to 12/31/2007................................................     2.142613         2.037091          577,630
   01/01/2008 to 12/31/2008................................................     2.037091         1.235320          518,871
   01/01/2009 to 12/31/2009................................................     1.235320         1.375544          512,774
   01/01/2010 to 12/31/2010................................................     1.375544         1.647415          481,596
   01/01/2011 to 12/31/2011................................................     1.647415         1.714859          383,276
   01/01/2012 to 12/31/2012................................................     1.714859         1.858323          322,772
   01/01/2013 to 12/31/2013................................................     1.858323         2.535677          330,769
 Oppenheimer Global Equity Sub-Account (Class B)
   05/01/2004 to 12/31/2004................................................    12.752805        14.710742               72
   01/01/2005 to 12/31/2005................................................    14.710742        16.824885              772
   01/01/2006 to 12/31/2006................................................    16.824885        19.304552            1,225
   01/01/2007 to 12/31/2007................................................    19.304552        20.226655            3,153
   01/01/2008 to 12/31/2008................................................    20.226655        11.855415            4,451
   01/01/2009 to 12/31/2009................................................    11.855415        16.343625            5,887
   01/01/2010 to 12/31/2010................................................    16.343625        18.683400            5,694
   01/01/2011 to 12/31/2011................................................    18.683400        16.875548            5,802
   01/01/2012 to 12/31/2012................................................    16.875548        20.163307            4,183
   01/01/2013 to 12/31/2013................................................    20.163307        25.273996            4,266
 Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton
   Growth Sub-Account (Class B))
   04/28/2008 to 12/31/2008................................................     9.998466         6.569280                0
   01/01/2009 to 12/31/2009................................................     6.569280         8.591113                0
   01/01/2010 to 12/31/2010................................................     8.591113         9.120547                0
   01/01/2011 to 12/31/2011................................................     9.120547         8.373692                0
   01/01/2012 to 12/31/2012................................................     8.373692        10.090892                0
   01/01/2013 to 04/26/2013................................................    10.090892        10.727673                0
 PIMCO Inflation Protection Bond Sub-Account
   05/01/2006 to 12/31/2006................................................    10.995472        11.102944           14,025
   01/01/2007 to 12/31/2007................................................    11.102944        12.129906            4,190
   01/01/2008 to 12/31/2008................................................    12.129906        11.136801           33,963
   01/01/2009 to 12/31/2009................................................    11.136801        12.964097           59,683
   01/01/2010 to 12/31/2010................................................    12.964097        13.776064           74,921
   01/01/2011 to 12/31/2011................................................    13.776064        15.098543           68,804
   01/01/2012 to 12/31/2012................................................    15.098543        16.247045           72,886
   01/01/2013 to 12/31/2013................................................    16.247045        14.535178           70,092
 PIMCO Total Return Sub-Account
   01/01/2004 to 12/31/2004................................................     1.168086         1.209173        2,548,866
   01/01/2005 to 12/31/2005................................................     1.209173         1.219208        2,424,090
   01/01/2006 to 12/31/2006................................................     1.219208         1.256621        2,344,020
   01/01/2007 to 12/31/2007................................................     1.256621         1.332788        2,085,818
   01/01/2008 to 12/31/2008................................................     1.332788         1.319595        1,715,001
   01/01/2009 to 12/31/2009................................................     1.319595         1.535851        1,880,860
   01/01/2010 to 12/31/2010................................................     1.535851         1.638245        1,792,991
   01/01/2011 to 12/31/2011................................................     1.638245         1.666735        1,671,919
   01/01/2012 to 12/31/2012................................................     1.666735         1.795808        1,601,552
   01/01/2013 to 12/31/2013................................................     1.795808         1.736924        1,566,433
 Pyramis(Reg. TM) Government Income Sub-Account
   04/30/2012 to 12/31/2012................................................    10.772567        10.939129                0
   01/01/2013 to 12/31/2013................................................    10.939129        10.299529                0

                                                          AUV AT
                                                       BEGINNING OF        AUV AT         ACCUM UNITS
                                                          PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                      -------------- ------------------ --------------
 Pyramis(Reg. TM) Managed Risk Sub-Account (Class B)
   04/29/2013 to 12/31/2013..........................    10.216095        10.753200               0
 Russell 2000(Reg. TM) Index Sub-Account
   01/01/2004 to 12/31/2004..........................     1.332307         1.542362         433,301
   01/01/2005 to 12/31/2005..........................     1.542362         1.586386         438,968
   01/01/2006 to 12/31/2006..........................     1.586386         1.839418         438,778
   01/01/2007 to 12/31/2007..........................     1.839418         1.782791         382,782
   01/01/2008 to 12/31/2008..........................     1.782791         1.166009         336,607
   01/01/2009 to 12/31/2009..........................     1.166009         1.444845         328,948
   01/01/2010 to 12/31/2010..........................     1.444845         1.803450         276,143
   01/01/2011 to 12/31/2011..........................     1.803450         1.702186         269,948
   01/01/2012 to 12/31/2012..........................     1.702186         1.947816         232,246
   01/01/2013 to 12/31/2013..........................     1.947816         2.654127         200,970
 Schroders Global Multi-Asset Sub-Account
   04/30/2012 to 12/31/2012..........................     1.010746         1.068149               0
   01/01/2013 to 12/31/2013..........................     1.068149         1.159797             810
 SSgA Growth and Income ETF Sub-Account
   05/01/2006 to 12/31/2006..........................    10.513475        11.160973               0
   01/01/2007 to 12/31/2007..........................    11.160973        11.599133             984
   01/01/2008 to 12/31/2008..........................    11.599133         8.571201             904
   01/01/2009 to 12/31/2009..........................     8.571201        10.555519          14,063
   01/01/2010 to 12/31/2010..........................    10.555519        11.682751          21,802
   01/01/2011 to 12/31/2011..........................    11.682751        11.642906          30,199
   01/01/2012 to 12/31/2012..........................    11.642906        12.954905          61,448
   01/01/2013 to 12/31/2013..........................    12.954905        14.426778          57,943
 SSgA Growth ETF Sub-Account
   05/01/2006 to 12/31/2006..........................    10.704349        11.415778               0
   01/01/2007 to 12/31/2007..........................    11.415778        11.888698               0
   01/01/2008 to 12/31/2008..........................    11.888698         7.858087               0
   01/01/2009 to 12/31/2009..........................     7.858087        10.003688          80,120
   01/01/2010 to 12/31/2010..........................    10.003688        11.260907          79,511
   01/01/2011 to 12/31/2011..........................    11.260907        10.868245         117,849
   01/01/2012 to 12/31/2012..........................    10.868245        12.327324         111,853
   01/01/2013 to 12/31/2013..........................    12.327324        14.352831          47,951
 T. Rowe Price Large Cap Growth Sub-Account (Class B)
   05/01/2004 to 12/31/2004..........................     1.116697         1.210073          47,316
   01/01/2005 to 12/31/2005..........................     1.210073         1.268802         140,834
   01/01/2006 to 12/31/2006..........................     1.268802         1.412393         131,764
   01/01/2007 to 12/31/2007..........................     1.412393         1.520102         277,980
   01/01/2008 to 12/31/2008..........................     1.520102         0.869328         372,102
   01/01/2009 to 12/31/2009..........................     0.869328         1.226173         358,401
   01/01/2010 to 12/31/2010..........................     1.226173         1.411587         326,047
   01/01/2011 to 12/31/2011..........................     1.411587         1.373417         343,978
   01/01/2012 to 12/31/2012..........................     1.373417         1.607123         311,314
   01/01/2013 to 12/31/2013..........................     1.607123         2.199183         394,836

                                                                          AUV AT
                                                                       BEGINNING OF        AUV AT         ACCUM UNITS
                                                                          PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                      -------------- ------------------ --------------
 T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM
   Technology Sub-Account (Class B))
   01/01/2004 to 12/31/2004..........................................   0.460017         0.434044           283,676
   01/01/2005 to 12/31/2005..........................................   0.434044         0.475176           264,985
   01/01/2006 to 12/31/2006..........................................   0.475176         0.493640           270,613
   01/01/2007 to 12/31/2007..........................................   0.493640         0.640183           355,966
   01/01/2008 to 12/31/2008..........................................   0.640183         0.350649           371,938
   01/01/2009 to 12/31/2009..........................................   0.350649         0.549697           403,793
   01/01/2010 to 12/31/2010..........................................   0.549697         0.692156           440,995
   01/01/2011 to 12/31/2011..........................................   0.692156         0.615013           381,803
   01/01/2012 to 12/31/2012..........................................   0.615013         0.679906           333,611
   01/01/2013 to 04/26/2013..........................................   0.679906         0.710992                 0
 T. Rowe Price Mid Cap Growth Sub-Account
   01/01/2004 to 12/31/2004..........................................   0.612473         0.711580           352,341
   01/01/2005 to 12/31/2005..........................................   0.711580         0.804354           423,789
   01/01/2006 to 12/31/2006..........................................   0.804354         0.842095           468,957
   01/01/2007 to 12/31/2007..........................................   0.842095         0.976778           451,872
   01/01/2008 to 12/31/2008..........................................   0.976778         0.580309           743,582
   01/01/2009 to 12/31/2009..........................................   0.580309         0.832452           822,510
   01/01/2010 to 12/31/2010..........................................   0.832452         1.048134           765,518
   01/01/2011 to 12/31/2011..........................................   1.048134         1.016562           698,242
   01/01/2012 to 12/31/2012..........................................   1.016562         1.139510           693,858
   01/01/2013 to 12/31/2013..........................................   1.139510         1.534698           592,958
 T. Rowe Price Small Cap Growth Sub-Account
   05/01/2004 to 12/31/2004..........................................   1.238152         1.320013             6,538
   01/01/2005 to 12/31/2005..........................................   1.320013         1.441195            32,532
   01/01/2006 to 12/31/2006..........................................   1.441195         1.472779            71,743
   01/01/2007 to 12/31/2007..........................................   1.472779         1.590630            56,579
   01/01/2008 to 12/31/2008..........................................   1.590630         0.998819           137,581
   01/01/2009 to 12/31/2009..........................................   0.998819         1.365463           140,963
   01/01/2010 to 12/31/2010..........................................   1.365463         1.813222           150,491
   01/01/2011 to 12/31/2011..........................................   1.813222         1.813941           136,887
   01/01/2012 to 12/31/2012..........................................   1.813941         2.073141           122,185
   01/01/2013 to 12/31/2013..........................................   2.073141         2.947338           101,443
 Western Asset Management Strategic Bond Opportunities Sub-Account
   (Class B)
   05/01/2004 to 12/31/2004..........................................   1.865753         1.977947             4,438
   01/01/2005 to 12/31/2005..........................................   1.977947         2.000490            43,816
   01/01/2006 to 12/31/2006..........................................   2.000490         2.067943            91,292
   01/01/2007 to 12/31/2007..........................................   2.067943         2.114563            66,942
   01/01/2008 to 12/31/2008..........................................   2.114563         1.767671            71,904
   01/01/2009 to 12/31/2009..........................................   1.767671         2.299028            64,672
   01/01/2010 to 12/31/2010..........................................   2.299028         2.549444            62,592
   01/01/2011 to 12/31/2011..........................................   2.549444         2.660790            58,178
   01/01/2012 to 12/31/2012..........................................   2.660790         2.919905            92,213
   01/01/2013 to 12/31/2013..........................................   2.919905         2.903120            85,746

                                                                       AUV AT
                                                                    BEGINNING OF        AUV AT         ACCUM UNITS
                                                                       PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                   -------------- ------------------ --------------
 Western Asset Management Strategic Bond Opportunities Sub-Account
   (Class E)
   01/01/2004 to 12/31/2004.......................................     1.900673         1.995567         766,733
   01/01/2005 to 12/31/2005.......................................     1.995567         2.020485         722,920
   01/01/2006 to 12/31/2006.......................................     2.020485         2.089202         715,720
   01/01/2007 to 12/31/2007.......................................     2.089202         2.140105         733,708
   01/01/2008 to 12/31/2008.......................................     2.140105         1.791324         616,102
   01/01/2009 to 12/31/2009.......................................     1.791324         2.331263         515,463
   01/01/2010 to 12/31/2010.......................................     2.331263         2.589056         462,766
   01/01/2011 to 12/31/2011.......................................     2.589056         2.704440         439,094
   01/01/2012 to 12/31/2012.......................................     2.704440         2.967914         400,682
   01/01/2013 to 12/31/2013.......................................     2.967914         2.954019         401,954
 Western Asset Management U.S. Government Sub-Account (Class B)
   05/01/2004 to 12/31/2004.......................................     1.542135         1.578902               0
   01/01/2005 to 12/31/2005.......................................     1.578902         1.578667          59,325
   01/01/2006 to 12/31/2006.......................................     1.578667         1.617724         101,569
   01/01/2007 to 12/31/2007.......................................     1.617724         1.659451         191,025
   01/01/2008 to 12/31/2008.......................................     1.659451         1.627610         194,870
   01/01/2009 to 12/31/2009.......................................     1.627610         1.670470         187,551
   01/01/2010 to 12/31/2010.......................................     1.670470         1.737724         196,192
   01/01/2011 to 12/31/2011.......................................     1.737724         1.803862         190,966
   01/01/2012 to 12/31/2012.......................................     1.803862         1.832861         179,916
   01/01/2013 to 12/31/2013.......................................     1.832861         1.791018         183,403
 Western Asset Management U.S. Government Sub-Account (Class E)
   01/01/2004 to 12/31/2004.......................................     1.570238         1.591785         870,170
   01/01/2005 to 12/31/2005.......................................     1.591785         1.594510         984,184
   01/01/2006 to 12/31/2006.......................................     1.594510         1.634905         799,649
   01/01/2007 to 12/31/2007.......................................     1.634905         1.678672         735,352
   01/01/2008 to 12/31/2008.......................................     1.678672         1.648186         560,845
   01/01/2009 to 12/31/2009.......................................     1.648186         1.693301         512,800
   01/01/2010 to 12/31/2010.......................................     1.693301         1.764453         424,605
   01/01/2011 to 12/31/2011.......................................     1.764453         1.831890         363,720
   01/01/2012 to 12/31/2012.......................................     1.831890         1.863141         356,587
   01/01/2013 to 12/31/2013.......................................     1.863141         1.823469         356,751
 American Funds Bond Sub-Account
   05/01/2006 to 12/31/2006.......................................    14.495461        15.190349           2,598
   01/01/2007 to 12/31/2007.......................................    15.190349        15.437742          19,135
   01/01/2008 to 12/31/2008.......................................    15.437742        13.764918          18,130
   01/01/2009 to 12/31/2009.......................................    13.764918        15.246465          15,851
   01/01/2010 to 12/31/2010.......................................    15.246465        15.963477          17,753
   01/01/2011 to 12/31/2011.......................................    15.963477        16.661368          17,660
   01/01/2012 to 12/31/2012.......................................    16.661368        17.267883          15,386
   01/01/2013 to 12/31/2013.......................................    17.267883        16.618692          11,465
 American Funds Global Small Capitalization Sub-Account
   01/01/2004 to 12/31/2004.......................................     1.614374         1.919465         357,067
   01/01/2005 to 12/31/2005.......................................     1.919465         2.366832         388,520
   01/01/2006 to 12/31/2006.......................................     2.366832         2.888228         514,306
   01/01/2007 to 12/31/2007.......................................     2.888228         3.449430         606,182
   01/01/2008 to 12/31/2008.......................................     3.449430         1.576879         619,463
   01/01/2009 to 12/31/2009.......................................     1.576879         2.501845         604,172
   01/01/2010 to 12/31/2010.......................................     2.501845         3.012537         547,570
   01/01/2011 to 12/31/2011.......................................     3.012537         2.395996         453,730
   01/01/2012 to 12/31/2012.......................................     2.395996         2.784974         415,933
   01/01/2013 to 12/31/2013.......................................     2.784974         3.514095         370,621

                                              AUV AT
                                           BEGINNING OF        AUV AT         ACCUM UNITS
                                              PERIOD      ENDING OF PERIOD   END OF PERIOD
                                          -------------- ------------------ --------------
 American Funds Growth Sub-Account
   01/01/2004 to 12/31/2004..............    10.979584        12.149050        273,335
   01/01/2005 to 12/31/2005..............    12.149050        13.885866        276,823
   01/01/2006 to 12/31/2006..............    13.885866        15.054881        275,376
   01/01/2007 to 12/31/2007..............    15.054881        16.635658        267,553
   01/01/2008 to 12/31/2008..............    16.635658         9.167556        275,498
   01/01/2009 to 12/31/2009..............     9.167556        12.571530        284,032
   01/01/2010 to 12/31/2010..............    12.571530        14.676015        249,585
   01/01/2011 to 12/31/2011..............    14.676015        13.818895        207,154
   01/01/2012 to 12/31/2012..............    13.818895        16.023326        184,987
   01/01/2013 to 12/31/2013..............    16.023326        20.505671        162,175
 American Funds Growth-Income Sub-Account
   01/01/2004 to 12/31/2004..............     8.544503         9.276225        273,228
   01/01/2005 to 12/31/2005..............     9.276225         9.657033        296,153
   01/01/2006 to 12/31/2006..............     9.657033        10.943642        296,391
   01/01/2007 to 12/31/2007..............    10.943642        11.306386        257,849
   01/01/2008 to 12/31/2008..............    11.306386         6.911587        272,678
   01/01/2009 to 12/31/2009..............     6.911587         8.922405        281,504
   01/01/2010 to 12/31/2010..............     8.922405         9.779339        269,252
   01/01/2011 to 12/31/2011..............     9.779339         9.443587        237,124
   01/01/2012 to 12/31/2012..............     9.443587        10.912086        208,535
   01/01/2013 to 12/31/2013..............    10.912086        14.329356        181,206





                                                                       AUV AT
                                                                    BEGINNING OF        AUV AT         ACCUM UNITS
                                                                       PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                   -------------- ------------------ --------------
American Forerunner - 1.35
 AllianceBernstein Global Dynamic Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012.......................................    10.224438        10.577077            4,801
   01/01/2013 to 12/31/2013.......................................    10.577077        11.598375           12,856
 American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................    10.008520         7.014085          165,145
   01/01/2009 to 12/31/2009.......................................     7.014085         8.949409          426,258
   01/01/2010 to 12/31/2010.......................................     8.949409         9.903184          499,360
   01/01/2011 to 12/31/2011.......................................     9.903184         9.562804          496,966
   01/01/2012 to 12/31/2012.......................................     9.562804        10.710235          498,423
   01/01/2013 to 12/31/2013.......................................    10.710235        12.524862          500,826
 American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................     9.998521         6.362009          903,057
   01/01/2009 to 12/31/2009.......................................     6.362009         8.413269        1,369,010
   01/01/2010 to 12/31/2010.......................................     8.413269         9.419671        1,226,773
   01/01/2011 to 12/31/2011.......................................     9.419671         8.853764        1,238,979
   01/01/2012 to 12/31/2012.......................................     8.853764        10.145805        1,243,266
   01/01/2013 to 12/31/2013.......................................    10.145805        12.523053        1,314,404
 American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................    10.018520         7.688028          172,061
   01/01/2009 to 12/31/2009.......................................     7.688028         9.359541          320,127
   01/01/2010 to 12/31/2010.......................................     9.359541        10.148880          304,799
   01/01/2011 to 12/31/2011.......................................    10.148880        10.032222          281,059
   01/01/2012 to 12/31/2012.......................................    10.032222        10.969760          266,632
   01/01/2013 to 12/31/2013.......................................    10.969760        12.285955          236,779
 AQR Global Risk Balanced Sub-Account (Class B)
   04/30/2012 to 12/31/2012.......................................    11.159194        11.570824           76,537
   01/01/2013 to 12/31/2013.......................................    11.570824        11.028529           74,354

                                                                              AUV AT
                                                                           BEGINNING OF        AUV AT         ACCUM UNITS
                                                                              PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                          -------------- ------------------ --------------
 Baillie Gifford International Stock Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................   1.189706         1.359497            392,318
   01/01/2005 to 12/31/2005..............................................   1.359497         1.577210            883,380
   01/01/2006 to 12/31/2006..............................................   1.577210         1.808635          1,050,578
   01/01/2007 to 12/31/2007..............................................   1.808635         1.963914          1,298,359
   01/01/2008 to 12/31/2008..............................................   1.963914         1.080322          1,269,393
   01/01/2009 to 12/31/2009..............................................   1.080322         1.299103          1,325,178
   01/01/2010 to 12/31/2010..............................................   1.299103         1.369626          1,274,856
   01/01/2011 to 12/31/2011..............................................   1.369626         1.079244          1,424,312
   01/01/2012 to 12/31/2012..............................................   1.079244         1.270906          1,360,987
   01/01/2013 to 12/31/2013..............................................   1.270906         1.443673          1,290,791
 Baillie Gifford International Stock Sub-Account (Class E)
   01/01/2004 to 12/31/2004..............................................   1.181769         1.375915          3,077,245
   01/01/2005 to 12/31/2005..............................................   1.375915         1.599161          2,685,807
   01/01/2006 to 12/31/2006..............................................   1.599161         1.834322          2,271,385
   01/01/2007 to 12/31/2007..............................................   1.834322         1.994261          1,961,979
   01/01/2008 to 12/31/2008..............................................   1.994261         1.097808          1,946,427
   01/01/2009 to 12/31/2009..............................................   1.097808         1.320963          1,801,134
   01/01/2010 to 12/31/2010..............................................   1.320963         1.394973          1,634,140
   01/01/2011 to 12/31/2011..............................................   1.394973         1.101315          1,741,977
   01/01/2012 to 12/31/2012..............................................   1.101315         1.297192          1,927,147
   01/01/2013 to 12/31/2013..............................................   1.297192         1.475566          1,722,932
 Barclays Aggregate Bond Index Sub-Account (Class B) (previously Barclays
   Capital Aggregate Bond Index Sub-Account (Class B))
   01/01/2004 to 12/31/2004..............................................   1.250731         1.281348          4,947,365
   01/01/2005 to 12/31/2005..............................................   1.281348         1.287637          5,596,683
   01/01/2006 to 12/31/2006..............................................   1.287637         1.318858          5,467,050
   01/01/2007 to 12/31/2007..............................................   1.318858         1.387744          5,422,863
   01/01/2008 to 12/31/2008..............................................   1.387744         1.446177          4,833,928
   01/01/2009 to 12/31/2009..............................................   1.446177         1.497834          4,633,213
   01/01/2010 to 12/31/2010..............................................   1.497834         1.561884          4,658,031
   01/01/2011 to 12/31/2011..............................................   1.561884         1.653224          4,264,878
   01/01/2012 to 12/31/2012..............................................   1.653224         1.690060          4,044,812
   01/01/2013 to 12/31/2013..............................................   1.690060         1.625185          3,803,875
 BlackRock Bond Income Sub-Account (Class B)
   01/01/2004 to 12/31/2004..............................................   4.410821         4.533074          3,197,295
   01/01/2005 to 12/31/2005..............................................   4.533074         4.568816          3,530,909
   01/01/2006 to 12/31/2006..............................................   4.568816         4.694201          3,643,211
   01/01/2007 to 12/31/2007..............................................   4.694201         4.909808          3,437,166
   01/01/2008 to 12/31/2008..............................................   4.909808         4.666270          2,626,961
   01/01/2009 to 12/31/2009..............................................   4.666270         5.026480          2,312,373
   01/01/2010 to 12/31/2010..............................................   5.026480         5.359238          2,198,665
   01/01/2011 to 12/31/2011..............................................   5.359238         5.620899          2,231,951
   01/01/2012 to 12/31/2012..............................................   5.620899         5.948915          2,063,117
   01/01/2013 to 12/31/2013..............................................   5.948915         5.810002          1,952,772

                                                                                AUV AT
                                                                             BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                            -------------- ------------------ --------------
 BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock
   Legacy Large Cap Growth Sub-Account (Class B))
   05/01/2004 to 12/31/2004................................................     2.330500         2.554477           54,378
   01/01/2005 to 12/31/2005................................................     2.554477         2.690527          206,150
   01/01/2006 to 12/31/2006................................................     2.690527         2.757686          263,360
   01/01/2007 to 12/31/2007................................................     2.757686         3.221962          302,111
   01/01/2008 to 12/31/2008................................................     3.221962         2.012323          355,042
   01/01/2009 to 12/31/2009................................................     2.012323         2.710089          418,869
   01/01/2010 to 12/31/2010................................................     2.710089         3.194324          429,619
   01/01/2011 to 12/31/2011................................................     3.194324         2.863039          425,331
   01/01/2012 to 12/31/2012................................................     2.863039         3.221933          356,473
   01/01/2013 to 12/31/2013................................................     3.221933         4.256425          310,879
 BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock
   Legacy Large Cap Growth Sub-Account (Class B) and before that FI Large
   Cap Sub-Account)
   05/01/2006 to 12/31/2006................................................    17.174056        17.379668            4,116
   01/01/2007 to 12/31/2007................................................    17.379668        17.783641            6,138
   01/01/2008 to 12/31/2008................................................    17.783641         9.658129            6,193
   01/01/2009 to 05/01/2009................................................     9.658129        10.080821                0
 BlackRock Capital Appreciation Sub-Account (Class E) (previously BlackRock
   Legacy Large Cap Growth Sub-Account (Class E))
   01/01/2004 to 12/31/2004................................................     2.402031         2.573699        2,420,784
   01/01/2005 to 12/31/2005................................................     2.573699         2.713259        2,079,100
   01/01/2006 to 12/31/2006................................................     2.713259         2.783993        1,829,333
   01/01/2007 to 12/31/2007................................................     2.783993         3.255744        1,808,823
   01/01/2008 to 12/31/2008................................................     3.255744         2.035439        1,666,543
   01/01/2009 to 12/31/2009................................................     2.035439         2.743607        1,431,377
   01/01/2010 to 12/31/2010................................................     2.743607         3.238003        1,201,786
   01/01/2011 to 12/31/2011................................................     3.238003         2.905120        1,053,299
   01/01/2012 to 12/31/2012................................................     2.905120         3.272218          876,012
   01/01/2013 to 12/31/2013................................................     3.272218         4.327450          696,987
 BlackRock Diversified Sub-Account (Class B)
   05/01/2004 to 12/31/2004................................................    35.648033        38.474665            1,897
   01/01/2005 to 12/31/2005................................................    38.474665        39.030259            3,967
   01/01/2006 to 12/31/2006................................................    39.030259        42.453752            5,881
   01/01/2007 to 12/31/2007................................................    42.453752        44.233821            8,024
   01/01/2008 to 12/31/2008................................................    44.233821        32.744497            7,097
   01/01/2009 to 12/31/2009................................................    32.744497        37.797674            6,437
   01/01/2010 to 12/31/2010................................................    37.797674        40.764465            5,781
   01/01/2011 to 12/31/2011................................................    40.764465        41.662422            5,252
   01/01/2012 to 12/31/2012................................................    41.662422        46.077468            7,082
   01/01/2013 to 12/31/2013................................................    46.077468        54.677389            6,816
 BlackRock Global Tactical Strategies Sub-Account (Class B)
   04/30/2012 to 12/31/2012................................................     9.979267        10.305877           26,649
   01/01/2013 to 12/31/2013................................................    10.305877        11.215823           43,932
 BlackRock Large Cap Core Sub-Account
   04/30/2007 to 12/31/2007................................................     7.903960         7.974482          243,509
   01/01/2008 to 12/31/2008................................................     7.974482         4.932134          228,768
   01/01/2009 to 12/31/2009................................................     4.932134         5.800104          238,306
   01/01/2010 to 12/31/2010................................................     5.800104         6.435067          239,639
   01/01/2011 to 12/31/2011................................................     6.435067         6.365158          231,550
   01/01/2012 to 12/31/2012................................................     6.365158         7.121622          229,379
   01/01/2013 to 12/31/2013................................................     7.121622         9.434885          178,424

                                                                          AUV AT
                                                                       BEGINNING OF        AUV AT         ACCUM UNITS
                                                                          PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                      -------------- ------------------ --------------
 BlackRock Large Cap Sub-Account (previously BlackRock Large Cap Sub-
   Account)
   01/01/2004 to 12/31/2004..........................................     6.083269         6.637515          327,032
   01/01/2005 to 12/31/2005..........................................     6.637515         6.765961          315,340
   01/01/2006 to 12/31/2006..........................................     6.765961         7.598944          295,699
   01/01/2007 to 04/27/2007..........................................     7.598944         7.970544                0
 BlackRock Large Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004..........................................     1.070204         1.181023          222,093
   01/01/2005 to 12/31/2005..........................................     1.181023         1.229983          601,557
   01/01/2006 to 12/31/2006..........................................     1.229983         1.445668        1,017,651
   01/01/2007 to 12/31/2007..........................................     1.445668         1.470807        1,351,592
   01/01/2008 to 12/31/2008..........................................     1.470807         0.941580        1,464,805
   01/01/2009 to 12/31/2009..........................................     0.941580         1.031642        1,647,986
   01/01/2010 to 12/31/2010..........................................     1.031642         1.108659        1,636,704
   01/01/2011 to 12/31/2011..........................................     1.108659         1.116244        1,501,606
   01/01/2012 to 12/31/2012..........................................     1.116244         1.255033        1,418,881
   01/01/2013 to 12/31/2013..........................................     1.255033         1.631282        1,398,367
 BlackRock Large Cap Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004..........................................     1.058975         1.183911        1,208,221
   01/01/2005 to 12/31/2005..........................................     1.183911         1.234551        1,085,453
   01/01/2006 to 12/31/2006..........................................     1.234551         1.451953        1,140,687
   01/01/2007 to 12/31/2007..........................................     1.451953         1.479247        1,166,714
   01/01/2008 to 12/31/2008..........................................     1.479247         0.948015          975,371
   01/01/2009 to 12/31/2009..........................................     0.948015         1.039839          876,861
   01/01/2010 to 12/31/2010..........................................     1.039839         1.118260          796,252
   01/01/2011 to 12/31/2011..........................................     1.118260         1.126767          787,986
   01/01/2012 to 12/31/2012..........................................     1.126767         1.268738          858,398
   01/01/2013 to 12/31/2013..........................................     1.268738         1.650854          896,608
 BlackRock Money Market Sub-Account (Class B)
   01/01/2004 to 12/31/2004..........................................     2.226473         2.212661        3,325,994
   01/01/2005 to 12/31/2005..........................................     2.212661         2.240630        3,111,335
   01/01/2006 to 12/31/2006..........................................     2.240630         2.311275        2,932,154
   01/01/2007 to 12/31/2007..........................................     2.311275         2.389891        3,163,873
   01/01/2008 to 12/31/2008..........................................     2.389891         2.419040        4,663,226
   01/01/2009 to 12/31/2009..........................................     2.419040         2.392645        3,422,317
   01/01/2010 to 12/31/2010..........................................     2.392645         2.360561        2,863,519
   01/01/2011 to 12/31/2011..........................................     2.360561         2.328993        2,587,647
   01/01/2012 to 12/31/2012..........................................     2.328993         2.297592        2,255,160
   01/01/2013 to 12/31/2013..........................................     2.297592         2.266782        1,985,206
 Clarion Global Real Estate Sub-Account
   05/01/2004 to 12/31/2004..........................................     9.998890        12.837948          110,329
   01/01/2005 to 12/31/2005..........................................    12.837948        14.349118          275,585
   01/01/2006 to 12/31/2006..........................................    14.349118        19.477708          453,846
   01/01/2007 to 12/31/2007..........................................    19.477708        16.331587          511,634
   01/01/2008 to 12/31/2008..........................................    16.331587         9.397492          486,586
   01/01/2009 to 12/31/2009..........................................     9.397492        12.491908          489,565
   01/01/2010 to 12/31/2010..........................................    12.491908        14.309532          442,539
   01/01/2011 to 12/31/2011..........................................    14.309532        13.329346          418,066
   01/01/2012 to 12/31/2012..........................................    13.329346        16.567309          388,209
   01/01/2013 to 12/31/2013..........................................    16.567309        16.924694          362,172

                                                                                AUV AT
                                                                             BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                            -------------- ------------------ --------------
 ClearBridge Aggressive Growth Portfolio II Sub-Account (Class B) (formerly
   Janus Forty Sub-Account (Class B))
   04/30/2007 to 12/31/2007................................................   147.677871       181.223037            4,374
   01/01/2008 to 12/31/2008................................................   181.223037       103.701306           17,538
   01/01/2009 to 12/31/2009................................................   103.701306       146.155656           24,055
   01/01/2010 to 12/31/2010................................................   146.155656       157.747000           23,100
   01/01/2011 to 12/31/2011................................................   157.747000       143.893132           19,728
   01/01/2012 to 12/31/2012................................................   143.893132       173.915707           18,760
   01/01/2013 to 12/31/2013................................................   173.915707       220.975747           17,375
 ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class B) and before that Legg
   Mason Partners Aggressive Growth Sub-Account)
   01/01/2004 to 12/31/2004................................................     0.677876         0.725210        1,804,841
   01/01/2005 to 12/31/2005................................................     0.725210         0.812651        1,758,953
   01/01/2006 to 12/31/2006................................................     0.812651         0.787846        1,661,717
   01/01/2007 to 12/31/2007................................................     0.787846         0.794843        1,285,456
   01/01/2008 to 12/31/2008................................................     0.794843         0.477925        1,182,457
   01/01/2009 to 12/31/2009................................................     0.477925         0.626936        1,089,670
   01/01/2010 to 12/31/2010................................................     0.626936         0.765664        1,088,075
   01/01/2011 to 12/31/2011................................................     0.765664         0.779950          688,067
   01/01/2012 to 12/31/2012................................................     0.779950         0.911844          509,636
   01/01/2013 to 12/31/2013................................................     0.911844         1.309862          403,858
 ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class B) and before that Legg
   Mason Value Equity Sub-Account (Class B))
   05/01/2006 to 12/31/2006................................................     9.387302        10.067298           20,375
   01/01/2007 to 12/31/2007................................................    10.067298         9.344941           25,021
   01/01/2008 to 12/31/2008................................................     9.344941         4.184042           44,208
   01/01/2009 to 12/31/2009................................................     4.184042         5.695318           40,850
   01/01/2010 to 12/31/2010................................................     5.695318         6.031119           54,806
   01/01/2011 to 04/29/2011................................................     6.031119         6.413995                0
 ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class E))
   05/02/2011 to 12/31/2011................................................     0.648330         0.588298        2,286,679
   01/01/2012 to 12/31/2012................................................     0.588298         0.688125        2,351,901
   01/01/2013 to 12/31/2013................................................     0.688125         0.990172        2,176,097
 ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class E) and before that Legg
   Mason Value Equity Sub-Account (Class E))
   05/01/2006 to 12/31/2006................................................     0.946478         1.015425        1,497,334
   01/01/2007 to 12/31/2007................................................     1.015425         0.943518        1,718,668
   01/01/2008 to 12/31/2008................................................     0.943518         0.422806        1,854,214
   01/01/2009 to 12/31/2009................................................     0.422806         0.575490        1,635,636
   01/01/2010 to 12/31/2010................................................     0.575490         0.609647        1,646,520
   01/01/2011 to 04/29/2011................................................     0.609647         0.648401                0

                                                                         AUV AT
                                                                      BEGINNING OF        AUV AT         ACCUM UNITS
                                                                         PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                     -------------- ------------------ --------------
 Davis Venture Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004.........................................     2.870725         3.090685          662,509
   01/01/2005 to 12/31/2005.........................................     3.090685         3.354159        1,845,396
   01/01/2006 to 12/31/2006.........................................     3.354159         3.783210        2,982,387
   01/01/2007 to 12/31/2007.........................................     3.783210         3.894320        3,433,602
   01/01/2008 to 12/31/2008.........................................     3.894320         2.323608        3,502,048
   01/01/2009 to 12/31/2009.........................................     2.323608         3.018031        3,697,255
   01/01/2010 to 12/31/2010.........................................     3.018031         3.326295        3,540,998
   01/01/2011 to 12/31/2011.........................................     3.326295         3.141682        3,253,672
   01/01/2012 to 12/31/2012.........................................     3.141682         3.490387        2,963,460
   01/01/2013 to 12/31/2013.........................................     3.490387         4.592325        2,715,700
 Davis Venture Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004.........................................     2.818779         3.118527        6,895,437
   01/01/2005 to 12/31/2005.........................................     3.118527         3.388693        6,611,460
   01/01/2006 to 12/31/2006.........................................     3.388693         3.825009        6,238,689
   01/01/2007 to 12/31/2007.........................................     3.825009         3.940683        5,566,242
   01/01/2008 to 12/31/2008.........................................     3.940683         2.353684        5,130,878
   01/01/2009 to 12/31/2009.........................................     2.353684         3.061202        4,347,293
   01/01/2010 to 12/31/2010.........................................     3.061202         3.377060        3,927,359
   01/01/2011 to 12/31/2011.........................................     3.377060         3.192625        3,985,599
   01/01/2012 to 12/31/2012.........................................     3.192625         3.549643        3,696,835
   01/01/2013 to 12/31/2013.........................................     3.549643         4.676235        3,053,903
 Frontier Mid Cap Growth Sub-Account (Class B) (previously BlackRock
   Aggressive Growth Sub-Account (Class B))
   05/01/2004 to 12/31/2004.........................................    33.837186        37.527489            2,359
   01/01/2005 to 12/31/2005.........................................    37.527489        40.888321            4,987
   01/01/2006 to 12/31/2006.........................................    40.888321        42.950645           11,241
   01/01/2007 to 12/31/2007.........................................    42.950645        50.946162           17,729
   01/01/2008 to 12/31/2008.........................................    50.946162        27.221248           24,830
   01/01/2009 to 12/31/2009.........................................    27.221248        40.032217           26,503
   01/01/2010 to 12/31/2010.........................................    40.032217        45.417694           23,911
   01/01/2011 to 12/31/2011.........................................    45.417694        43.356012           22,019
   01/01/2012 to 12/31/2012.........................................    43.356012        47.345021           17,079
   01/01/2013 to 12/31/2013.........................................    47.345021        61.860416           15,465
 Harris Oakmark International Sub-Account (Class B)
   01/01/2004 to 12/31/2004.........................................     1.176753         1.399207        1,886,163
   01/01/2005 to 12/31/2005.........................................     1.399207         1.577033        3,772,112
   01/01/2006 to 12/31/2006.........................................     1.577033         2.004813        5,385,433
   01/01/2007 to 12/31/2007.........................................     2.004813         1.955662        5,916,229
   01/01/2008 to 12/31/2008.........................................     1.955662         1.140547        5,256,145
   01/01/2009 to 12/31/2009.........................................     1.140547         1.744845        4,962,350
   01/01/2010 to 12/31/2010.........................................     1.744845         2.004122        4,722,724
   01/01/2011 to 12/31/2011.........................................     2.004122         1.695421        4,471,265
   01/01/2012 to 12/31/2012.........................................     1.695421         2.161850        4,318,904
   01/01/2013 to 12/31/2013.........................................     2.161850         2.783171        3,636,170

                                                                                 AUV AT
                                                                              BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                 PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                             -------------- ------------------ --------------
 Harris Oakmark International Sub-Account (Class E)
   01/01/2004 to 12/31/2004.................................................   1.179161         1.403980          1,235,141
   01/01/2005 to 12/31/2005.................................................   1.403980         1.582926          1,670,051
   01/01/2006 to 12/31/2006.................................................   1.582926         2.014435          1,956,424
   01/01/2007 to 12/31/2007.................................................   2.014435         1.967407          2,071,297
   01/01/2008 to 12/31/2008.................................................   1.967407         1.148527          1,598,579
   01/01/2009 to 12/31/2009.................................................   1.148527         1.759371          1,287,643
   01/01/2010 to 12/31/2010.................................................   1.759371         2.022296          1,103,256
   01/01/2011 to 12/31/2011.................................................   2.022296         1.713504          1,408,447
   01/01/2012 to 12/31/2012.................................................   1.713504         2.185233          1,359,112
   01/01/2013 to 12/31/2013.................................................   2.185233         2.816685          1,200,199
 Invesco Balanced-Risk Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012.................................................   1.010721         1.048350            234,747
   01/01/2013 to 12/31/2013.................................................   1.048350         1.053540            308,028
 Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap
   Value Sub-Account (Class B))
   04/30/2012 to 12/31/2012.................................................   2.549737         2.622004          2,391,105
   01/01/2013 to 12/31/2013.................................................   2.622004         3.370802          2,106,502
 Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap
   Value Sub-Account (Class B) and before that Neuberger Berman Mid Cap
   Value Sub-Account)
   01/01/2004 to 12/31/2004.................................................   1.794722         2.171830          2,103,590
   01/01/2005 to 12/31/2005.................................................   2.171830         2.398373          2,806,108
   01/01/2006 to 12/31/2006.................................................   2.398373         2.631265          3,350,874
   01/01/2007 to 12/31/2007.................................................   2.631265         2.678622          3,583,350
   01/01/2008 to 12/31/2008.................................................   2.678622         1.387961          3,580,080
   01/01/2009 to 12/31/2009.................................................   1.387961         2.023101          3,368,325
   01/01/2010 to 12/31/2010.................................................   2.023101         2.515933          3,000,304
   01/01/2011 to 12/31/2011.................................................   2.515933         2.316596          2,703,542
   01/01/2012 to 04/27/2012.................................................   2.316596         2.562230                  0
 Invesco Small Cap Growth Sub-account
   01/01/2004 to 12/31/2004.................................................   1.161541         1.219636            685,966
   01/01/2005 to 12/31/2005.................................................   1.219636         1.302792            734,063
   01/01/2006 to 12/31/2006.................................................   1.302792         1.467668            675,061
   01/01/2007 to 12/31/2007.................................................   1.467668         1.608183            627,180
   01/01/2008 to 12/31/2008.................................................   1.608183         0.972099            586,321
   01/01/2009 to 12/31/2009.................................................   0.972099         1.283418            629,550
   01/01/2010 to 12/31/2010.................................................   1.283418         1.597752            630,761
   01/01/2011 to 12/31/2011.................................................   1.597752         1.559329            639,344
   01/01/2012 to 12/31/2012.................................................   1.559329         1.818762            584,670
   01/01/2013 to 12/31/2013.................................................   1.818762         2.515292            523,121
 Jennison Growth Sub-Account (Class B)
   05/01/2005 to 12/31/2005.................................................   0.407936         0.490176             94,714
   01/01/2006 to 12/31/2006.................................................   0.490176         0.495826            200,531
   01/01/2007 to 12/31/2007.................................................   0.495826         0.544850            265,792
   01/01/2008 to 12/31/2008.................................................   0.544850         0.341075            472,844
   01/01/2009 to 12/31/2009.................................................   0.341075         0.469632            577,549
   01/01/2010 to 12/31/2010.................................................   0.469632         0.515758            647,544
   01/01/2011 to 12/31/2011.................................................   0.515758         0.509985            647,022
   01/01/2012 to 12/31/2012.................................................   0.509985         0.581381          1,535,376
   01/01/2013 to 12/31/2013.................................................   0.581381         0.784278          1,492,639

                                                                                 AUV AT
                                                                              BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                 PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                             -------------- ------------------ --------------
 Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital
   Appreciation Sub-Account)
   05/01/2005 to 12/31/2005.................................................     7.964511         8.650849           19,326
   01/01/2006 to 12/31/2006.................................................     8.650849         9.185190           47,132
   01/01/2007 to 12/31/2007.................................................     9.185190        10.356153           61,095
   01/01/2008 to 12/31/2008.................................................    10.356153         5.523224           78,496
   01/01/2009 to 12/31/2009.................................................     5.523224         7.830586           87,577
   01/01/2010 to 12/31/2010.................................................     7.830586         8.451575           85,600
   01/01/2011 to 12/31/2011.................................................     8.451575         8.223354           74,303
   01/01/2012 to 04/27/2012.................................................     8.223354         9.252749                0
 Jennison Growth Sub-Account (Class B) (previously Met/Putnam Voyager Sub-
   Account (Class B))
   05/01/2004 to 12/31/2004.................................................     0.423422         0.442180           32,719
   01/01/2005 to 04/30/2005.................................................     0.442180         0.403043                0
 Jennison Growth Sub-Account (Class E)
   05/01/2005 to 12/31/2005.................................................     0.408221         0.491229        1,720,408
   01/01/2006 to 12/31/2006.................................................     0.491229         0.497254        1,596,002
   01/01/2007 to 12/31/2007.................................................     0.497254         0.547180        1,215,905
   01/01/2008 to 12/31/2008.................................................     0.547180         0.342388        1,055,287
   01/01/2009 to 12/31/2009.................................................     0.342388         0.472516        1,013,397
   01/01/2010 to 12/31/2010.................................................     0.472516         0.519521        1,069,430
   01/01/2011 to 12/31/2011.................................................     0.519521         0.514142          989,978
   01/01/2012 to 12/31/2012.................................................     0.514142         0.586233        1,200,902
   01/01/2013 to 12/31/2013.................................................     0.586233         0.791812        1,062,855
 Jennison Growth Sub-Account (Class E) (previously Met/Putnam Voyager Sub-
   Account (Class E))
   01/01/2004 to 12/31/2004.................................................     0.428230         0.442188        1,672,132
   01/01/2005 to 04/30/2005.................................................     0.442188         0.407063                0
 JPMorgan Global Active Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012.................................................     1.012776         1.050397          144,538
   01/01/2013 to 12/31/2013.................................................     1.050397         1.150170          298,475
 Loomis Sayles Global Markets Sub-Account (Class B)
   04/29/2013 to 12/31/2013.................................................    13.053958        14.351574           55,562
 Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin
   Income Sub-Account (Class B))
   04/28/2008 to 12/31/2008.................................................     9.998521         7.989131            4,642
   01/01/2009 to 12/31/2009.................................................     7.989131        10.075438            9,878
   01/01/2010 to 12/31/2010.................................................    10.075438        11.115363           11,881
   01/01/2011 to 12/31/2011.................................................    11.115363        11.200671           56,263
   01/01/2012 to 12/31/2012.................................................    11.200671        12.430152           71,000
   01/01/2013 to 04/26/2013.................................................    12.430152        12.977104                0
 Loomis Sayles Small Cap Core Sub-Account (Class B)
   05/01/2004 to 12/31/2004.................................................     2.353603         2.667795          142,465
   01/01/2005 to 12/31/2005.................................................     2.667795         2.807855          411,440
   01/01/2006 to 12/31/2006.................................................     2.807855         3.224486          701,160
   01/01/2007 to 12/31/2007.................................................     3.224486         3.550815          867,082
   01/01/2008 to 12/31/2008.................................................     3.550815         2.239960          888,968
   01/01/2009 to 12/31/2009.................................................     2.239960         2.871293          928,620
   01/01/2010 to 12/31/2010.................................................     2.871293         3.603603          856,965
   01/01/2011 to 12/31/2011.................................................     3.603603         3.567425          772,935
   01/01/2012 to 12/31/2012.................................................     3.567425         4.021500          729,586
   01/01/2013 to 12/31/2013.................................................     4.021500         5.581818          656,397

                                                        AUV AT
                                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                    -------------- ------------------ --------------
 Loomis Sayles Small Cap Core Sub-Account (Class E)
   01/01/2004 to 12/31/2004........................   2.344473         2.687786          1,827,947
   01/01/2005 to 12/31/2005........................   2.687786         2.831410          1,644,032
   01/01/2006 to 12/31/2006........................   2.831410         3.254656          1,525,531
   01/01/2007 to 12/31/2007........................   3.254656         3.587439          1,517,743
   01/01/2008 to 12/31/2008........................   3.587439         2.265340          1,401,240
   01/01/2009 to 12/31/2009........................   2.265340         2.906595          1,290,874
   01/01/2010 to 12/31/2010........................   2.906595         3.651650          1,099,733
   01/01/2011 to 12/31/2011........................   3.651650         3.618656            961,956
   01/01/2012 to 12/31/2012........................   3.618656         4.083233            953,055
   01/01/2013 to 12/31/2013........................   4.083233         5.673216            748,622
 Loomis Sayles Small Cap Growth Sub-Account
   01/01/2004 to 12/31/2004........................   0.891300         0.977339          2,642,995
   01/01/2005 to 12/31/2005........................   0.977339         1.006611          2,730,470
   01/01/2006 to 12/31/2006........................   1.006611         1.089682          2,764,354
   01/01/2007 to 12/31/2007........................   1.089682         1.121378          2,635,921
   01/01/2008 to 12/31/2008........................   1.121378         0.649289          2,367,434
   01/01/2009 to 12/31/2009........................   0.649289         0.830682          2,328,969
   01/01/2010 to 12/31/2010........................   0.830682         1.076456          2,025,623
   01/01/2011 to 12/31/2011........................   1.076456         1.091206          1,903,332
   01/01/2012 to 12/31/2012........................   1.091206         1.193774          1,627,003
   01/01/2013 to 12/31/2013........................   1.193774         1.747576          1,354,229
 Lord Abbett Bond Debenture Sub-Account
   01/01/2004 to 12/31/2004........................   1.585325         1.691740          4,095,184
   01/01/2005 to 12/31/2005........................   1.691740         1.694043          4,436,764
   01/01/2006 to 12/31/2006........................   1.694043         1.824281          4,640,375
   01/01/2007 to 12/31/2007........................   1.824281         1.917569          4,815,422
   01/01/2008 to 12/31/2008........................   1.917569         1.539851          3,818,036
   01/01/2009 to 12/31/2009........................   1.539851         2.077861          3,412,930
   01/01/2010 to 12/31/2010........................   2.077861         2.315804          3,073,023
   01/01/2011 to 12/31/2011........................   2.315804         2.386698          3,180,898
   01/01/2012 to 12/31/2012........................   2.386698         2.659378          3,265,071
   01/01/2013 to 12/31/2013........................   2.659378         2.833065          3,028,711
 Met/Artisan Mid Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004........................   3.028873         3.287838            403,355
   01/01/2005 to 12/31/2005........................   3.287838         3.558773            915,002
   01/01/2006 to 12/31/2006........................   3.558773         3.938606          1,205,771
   01/01/2007 to 12/31/2007........................   3.938606         3.610604          1,281,844
   01/01/2008 to 12/31/2008........................   3.610604         1.918751          1,305,553
   01/01/2009 to 12/31/2009........................   1.918751         2.672911          1,334,555
   01/01/2010 to 12/31/2010........................   2.672911         3.026320          1,218,683
   01/01/2011 to 12/31/2011........................   3.026320         3.179614          1,123,108
   01/01/2012 to 12/31/2012........................   3.179614         3.500046            993,823
   01/01/2013 to 12/31/2013........................   3.500046         4.713830            852,389

                                                                            AUV AT
                                                                         BEGINNING OF        AUV AT         ACCUM UNITS
                                                                            PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                        -------------- ------------------ --------------
 Met/Artisan Mid Cap Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004............................................     3.097009         3.353935       7,196,581
   01/01/2005 to 12/31/2005............................................     3.353935         3.633810       6,767,545
   01/01/2006 to 12/31/2006............................................     3.633810         4.025687       5,792,113
   01/01/2007 to 12/31/2007............................................     4.025687         3.694118       5,021,337
   01/01/2008 to 12/31/2008............................................     3.694118         1.965080       4,442,394
   01/01/2009 to 12/31/2009............................................     1.965080         2.740122       3,821,515
   01/01/2010 to 12/31/2010............................................     2.740122         3.105461       3,224,952
   01/01/2011 to 12/31/2011............................................     3.105461         3.266059       3,414,413
   01/01/2012 to 12/31/2012............................................     3.266059         3.598826       3,143,412
   01/01/2013 to 12/31/2013............................................     3.598826         4.851855       2,495,989
 Met/Franklin Low Duration Total Return Sub-Account
   05/02/2011 to 12/31/2011............................................     9.988152         9.770313           1,283
   01/01/2012 to 12/31/2012............................................     9.770313        10.062528          10,759
   01/01/2013 to 12/31/2013............................................    10.062528        10.042830          29,852
 MetLife Aggressive Strategy Sub-Account
   05/02/2011 to 12/31/2011............................................    12.197370        10.449559          69,775
   01/01/2012 to 12/31/2012............................................    10.449559        12.034629          76,578
   01/01/2013 to 12/31/2013............................................    12.034629        15.376744          59,724
 MetLife Aggressive Strategy Sub-Account (previously MetLife Aggressive
   Allocation Sub-Account )
   05/01/2005 to 12/31/2005............................................     9.998890        11.154317           2,882
   01/01/2006 to 12/31/2006............................................    11.154317        12.728431         136,098
   01/01/2007 to 12/31/2007............................................    12.728431        12.967317         132,254
   01/01/2008 to 12/31/2008............................................    12.967317         7.618291          75,811
   01/01/2009 to 12/31/2009............................................     7.618291         9.882929          69,655
   01/01/2010 to 12/31/2010............................................     9.882929        11.280381          67,598
   01/01/2011 to 04/29/2011............................................    11.280381        12.233916               0
 MetLife Balanced Plus Sub-Account
   04/30/2012 to 12/31/2012............................................    10.006229        10.473971          25,876
   01/01/2013 to 12/31/2013............................................    10.473971        11.817598          80,389
 MetLife Conservative Allocation Sub-Account
   05/01/2005 to 12/31/2005............................................     9.998890        10.303196           3,072
   01/01/2006 to 12/31/2006............................................    10.303196        10.865903          14,670
   01/01/2007 to 12/31/2007............................................    10.865903        11.316619          19,347
   01/01/2008 to 12/31/2008............................................    11.316619         9.558158         149,516
   01/01/2009 to 12/31/2009............................................     9.558158        11.365537         179,156
   01/01/2010 to 12/31/2010............................................    11.365537        12.340301         283,863
   01/01/2011 to 12/31/2011............................................    12.340301        12.571162         302,342
   01/01/2012 to 12/31/2012............................................    12.571162        13.540148         286,863
   01/01/2013 to 12/31/2013............................................    13.540148        13.931148         214,968
 MetLife Conservative to Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005............................................     9.998890        10.521194          10,357
   01/01/2006 to 12/31/2006............................................    10.521194        11.358570          82,077
   01/01/2007 to 12/31/2007............................................    11.358570        11.744567         255,838
   01/01/2008 to 12/31/2008............................................    11.744567         9.084388         390,438
   01/01/2009 to 12/31/2009............................................     9.084388        11.084648         551,997
   01/01/2010 to 12/31/2010............................................    11.084648        12.196592         631,138
   01/01/2011 to 12/31/2011............................................    12.196592        12.159605         631,638
   01/01/2012 to 12/31/2012............................................    12.159605        13.370640         592,874
   01/01/2013 to 12/31/2013............................................    13.370640        14.632504         526,934
 MetLife Growth Strategy Sub-Account (Class B)
   04/29/2013 to 12/31/2013............................................    11.658225        13.293671          60,295

                                                                            AUV AT
                                                                         BEGINNING OF        AUV AT         ACCUM UNITS
                                                                            PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                        -------------- ------------------ --------------
 MetLife Growth Strategy Sub-Account (Class B) (previously Met/Franklin
   Templeton Founding Strategy Sub-Account (Class B))
   04/28/2008 to 12/31/2008............................................     9.998521         7.036064           20,715
   01/01/2009 to 12/31/2009............................................     7.036064         8.923678           37,803
   01/01/2010 to 12/31/2010............................................     8.923678         9.688494           50,133
   01/01/2011 to 12/31/2011............................................     9.688494         9.390567           57,236
   01/01/2012 to 12/31/2012............................................     9.390567        10.757735           55,975
   01/01/2013 to 04/26/2013............................................    10.757735        11.583117                0
 MetLife Mid Cap Stock Index Sub-Account
   01/01/2004 to 12/31/2004............................................     1.145792         1.308088        2,709,058
   01/01/2005 to 12/31/2005............................................     1.308088         1.445738        2,870,524
   01/01/2006 to 12/31/2006............................................     1.445738         1.566559        2,955,137
   01/01/2007 to 12/31/2007............................................     1.566559         1.661606        2,736,501
   01/01/2008 to 12/31/2008............................................     1.661606         1.042919        2,809,961
   01/01/2009 to 12/31/2009............................................     1.042919         1.407334        2,733,606
   01/01/2010 to 12/31/2010............................................     1.407334         1.749407        2,525,102
   01/01/2011 to 12/31/2011............................................     1.749407         1.688243        2,680,359
   01/01/2012 to 12/31/2012............................................     1.688243         1.954110        2,502,238
   01/01/2013 to 12/31/2013............................................     1.954110         2.560848        2,217,621
 MetLife Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005............................................     9.998890        10.752070          126,081
   01/01/2006 to 12/31/2006............................................    10.752070        11.864211          499,022
   01/01/2007 to 12/31/2007............................................    11.864211        12.212967        1,155,607
   01/01/2008 to 12/31/2008............................................    12.212967         8.598785        1,585,046
   01/01/2009 to 12/31/2009............................................     8.598785        10.734187        2,148,754
   01/01/2010 to 12/31/2010............................................    10.734187        11.985168        1,984,412
   01/01/2011 to 12/31/2011............................................    11.985168        11.662922        1,957,475
   01/01/2012 to 12/31/2012............................................    11.662922        13.029240        1,942,524
   01/01/2013 to 12/31/2013............................................    13.029240        15.166351        1,876,398
 MetLife Moderate to Aggressive Allocation Sub-Account
   05/01/2005 to 12/31/2005............................................     9.998890        10.978002          193,029
   01/01/2006 to 12/31/2006............................................    10.978002        12.370963          971,283
   01/01/2007 to 12/31/2007............................................    12.370963        12.674051        2,264,451
   01/01/2008 to 12/31/2008............................................    12.674051         8.112800        2,941,275
   01/01/2009 to 12/31/2009............................................     8.112800        10.332698        3,273,638
   01/01/2010 to 12/31/2010............................................    10.332698        11.692668        3,140,013
   01/01/2011 to 12/31/2011............................................    11.692668        11.101051        2,955,066
   01/01/2012 to 12/31/2012............................................    11.101051        12.636499        2,776,556
   01/01/2013 to 12/31/2013............................................    12.636499        15.498005        2,579,662
 MetLife Multi-Index Targeted Risk Sub-Account (Class B)
   04/29/2013 to 12/31/2013............................................    10.799971        11.296615            6,850
 MetLife Stock Index Sub-Account
   01/01/2004 to 12/31/2004............................................     3.402424         3.701714        1,851,273
   01/01/2005 to 12/31/2005............................................     3.701714         3.812026        1,876,561
   01/01/2006 to 12/31/2006............................................     3.812026         4.332201        1,840,391
   01/01/2007 to 12/31/2007............................................     4.332201         4.486409        1,686,547
   01/01/2008 to 12/31/2008............................................     4.486409         2.776921        1,602,952
   01/01/2009 to 12/31/2009............................................     2.776921         3.449827        1,610,244
   01/01/2010 to 12/31/2010............................................     3.449827         3.896781        1,574,839
   01/01/2011 to 12/31/2011............................................     3.896781         3.907505        1,622,602
   01/01/2012 to 12/31/2012............................................     3.907505         4.449595        1,414,788
   01/01/2013 to 12/31/2013............................................     4.449595         5.781493        1,246,222

                                                                                              AUV AT
                                                                                           BEGINNING OF
                                                                                              PERIOD
                                                                                          --------------
 MFS(Reg. TM) Investors Trust Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................................   7.709722
   01/01/2005 to 12/31/2005..............................................................   8.549344
   01/01/2006 to 04/30/2006..............................................................   9.017183
 MFS(Reg. TM) Investors Trust Sub-Account (Class E)
   01/01/2004 to 12/31/2004..............................................................   0.783495
   01/01/2005 to 12/31/2005..............................................................   0.860136
   01/01/2006 to 04/30/2006..............................................................   0.909004
 MFS(Reg. TM) Investors Trust Sub-Account (previously MFS(Reg. TM) Research Managers Sub-
   Account)
   01/01/2004 to 04/30/2004..............................................................   0.801952
 MFS(Reg. TM) Research International Sub-Account
   01/01/2004 to 12/31/2004..............................................................   0.961516
   01/01/2005 to 12/31/2005..............................................................   1.134133
   01/01/2006 to 12/31/2006..............................................................   1.302727
   01/01/2007 to 12/31/2007..............................................................   1.626729
   01/01/2008 to 12/31/2008..............................................................   1.818097
   01/01/2009 to 12/31/2009..............................................................   1.033762
   01/01/2010 to 12/31/2010..............................................................   1.341842
   01/01/2011 to 12/31/2011..............................................................   1.474838
   01/01/2012 to 12/31/2012..............................................................   1.299199
   01/01/2013 to 12/31/2013..............................................................   1.495833
 MFS(Reg. TM) Total Return Sub-Account
   05/01/2004 to 12/31/2004..............................................................   3.707949
   01/01/2005 to 12/31/2005..............................................................   4.033161
   01/01/2006 to 12/31/2006..............................................................   4.092670
   01/01/2007 to 12/31/2007..............................................................   4.519799
   01/01/2008 to 12/31/2008..............................................................   4.642465
   01/01/2009 to 12/31/2009..............................................................   3.556487
   01/01/2010 to 12/31/2010..............................................................   4.151037
   01/01/2011 to 12/31/2011..............................................................   4.496660
   01/01/2012 to 12/31/2012..............................................................   4.532268
   01/01/2013 to 12/31/2013..............................................................   4.976807
 MFS(Reg. TM) Total Return Sub-Account (previously Balanced Sub-Account)
   01/01/2004 to 04/30/2004..............................................................   1.484283
 MFS(Reg. TM) Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................................   1.216777
   01/01/2005 to 12/31/2005..............................................................   1.313504
   01/01/2006 to 12/31/2006..............................................................   1.274552
   01/01/2007 to 12/31/2007..............................................................   1.481821
   01/01/2008 to 12/31/2008..............................................................   1.402988
   01/01/2009 to 12/31/2009..............................................................   0.917627
   01/01/2010 to 12/31/2010..............................................................   1.091681
   01/01/2011 to 12/31/2011..............................................................   1.197455
   01/01/2012 to 12/31/2012..............................................................   1.188980
   01/01/2013 to 12/31/2013..............................................................   1.364367



                                                                                                AUV AT         ACCUM UNITS
                                                                                           ENDING OF PERIOD   END OF PERIOD
                                                                                          ------------------ --------------
 MFS(Reg. TM) Investors Trust Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................................     8.549344             10,133
   01/01/2005 to 12/31/2005..............................................................     9.017183             15,676
   01/01/2006 to 04/30/2006..............................................................     9.425733             15,630
 MFS(Reg. TM) Investors Trust Sub-Account (Class E)
   01/01/2004 to 12/31/2004..............................................................     0.860136          1,876,224
   01/01/2005 to 12/31/2005..............................................................     0.909004          1,706,218
   01/01/2006 to 04/30/2006..............................................................     0.950499                  0
 MFS(Reg. TM) Investors Trust Sub-Account (previously MFS(Reg. TM) Research Managers Sub-
   Account)
   01/01/2004 to 04/30/2004..............................................................     0.816603            495,237
 MFS(Reg. TM) Research International Sub-Account
   01/01/2004 to 12/31/2004..............................................................     1.134133          2,677,862
   01/01/2005 to 12/31/2005..............................................................     1.302727          3,067,021
   01/01/2006 to 12/31/2006..............................................................     1.626729          3,493,691
   01/01/2007 to 12/31/2007..............................................................     1.818097          4,016,551
   01/01/2008 to 12/31/2008..............................................................     1.033762          5,131,117
   01/01/2009 to 12/31/2009..............................................................     1.341842          5,312,116
   01/01/2010 to 12/31/2010..............................................................     1.474838          5,099,303
   01/01/2011 to 12/31/2011..............................................................     1.299199          4,708,516
   01/01/2012 to 12/31/2012..............................................................     1.495833          4,391,658
   01/01/2013 to 12/31/2013..............................................................     1.759973          4,083,788
 MFS(Reg. TM) Total Return Sub-Account
   05/01/2004 to 12/31/2004..............................................................     4.033161            891,992
   01/01/2005 to 12/31/2005..............................................................     4.092670          1,090,624
   01/01/2006 to 12/31/2006..............................................................     4.519799          1,090,122
   01/01/2007 to 12/31/2007..............................................................     4.642465            948,031
   01/01/2008 to 12/31/2008..............................................................     3.556487            831,250
   01/01/2009 to 12/31/2009..............................................................     4.151037            750,037
   01/01/2010 to 12/31/2010..............................................................     4.496660            708,447
   01/01/2011 to 12/31/2011..............................................................     4.532268            753,060
   01/01/2012 to 12/31/2012..............................................................     4.976807            942,007
   01/01/2013 to 12/31/2013..............................................................     5.828236            757,845
 MFS(Reg. TM) Total Return Sub-Account (previously Balanced Sub-Account)
   01/01/2004 to 04/30/2004..............................................................     1.471564          2,020,425
 MFS(Reg. TM) Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................................     1.313504            679,014
   01/01/2005 to 12/31/2005..............................................................     1.274552          1,223,840
   01/01/2006 to 12/31/2006..............................................................     1.481821          1,594,820
   01/01/2007 to 12/31/2007..............................................................     1.402988          1,740,041
   01/01/2008 to 12/31/2008..............................................................     0.917627          1,795,866
   01/01/2009 to 12/31/2009..............................................................     1.091681          1,944,606
   01/01/2010 to 12/31/2010..............................................................     1.197455          1,886,735
   01/01/2011 to 12/31/2011..............................................................     1.188980          1,759,347
   01/01/2012 to 12/31/2012..............................................................     1.364367          1,624,723
   01/01/2013 to 12/31/2013..............................................................     1.822402          1,723,973

                                                                                       AUV AT
                                                                                    BEGINNING OF
                                                                                       PERIOD
                                                                                   --------------
 MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
   (Class B))
   05/01/2004 to 12/31/2004.......................................................   2.313951
   01/01/2005 to 12/31/2005.......................................................   2.610948
   01/01/2006 to 12/31/2006.......................................................   2.844750
   01/01/2007 to 12/31/2007.......................................................   3.133975
   01/01/2008 to 12/31/2008.......................................................   3.213529
   01/01/2009 to 12/31/2009.......................................................   1.930673
   01/01/2010 to 12/31/2010.......................................................   2.314054
   01/01/2011 to 12/31/2011.......................................................   2.609004
   01/01/2012 to 12/31/2012.......................................................   2.409750
   01/01/2013 to 04/26/2013.......................................................   2.745059
 MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
   Sub-Account (Class B))
   04/28/2008 to 12/31/2008.......................................................   9.998521
   01/01/2009 to 12/31/2009.......................................................   6.602419
   01/01/2010 to 12/31/2010.......................................................   8.134820
   01/01/2011 to 12/31/2011.......................................................   8.910481
   01/01/2012 to 12/31/2012.......................................................   8.743166
   01/01/2013 to 04/26/2013.......................................................   9.825655
 MFS(Reg. TM) Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004.......................................................   1.203420
   01/01/2005 to 12/31/2005.......................................................   1.321289
   01/01/2006 to 12/31/2006.......................................................   1.283513
   01/01/2007 to 12/31/2007.......................................................   1.493439
   01/01/2008 to 12/31/2008.......................................................   1.415424
   01/01/2009 to 12/31/2009.......................................................   0.927047
   01/01/2010 to 12/31/2010.......................................................   1.103674
   01/01/2011 to 12/31/2011.......................................................   1.211417
   01/01/2012 to 12/31/2012.......................................................   1.204838
   01/01/2013 to 12/31/2013.......................................................   1.383456
 MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
   (Class E))
   01/01/2004 to 12/31/2004.......................................................   2.351730
   01/01/2005 to 12/31/2005.......................................................   2.634773
   01/01/2006 to 12/31/2006.......................................................   2.873216
   01/01/2007 to 12/31/2007.......................................................   3.168397
   01/01/2008 to 12/31/2008.......................................................   3.252015
   01/01/2009 to 12/31/2009.......................................................   1.956005
   01/01/2010 to 12/31/2010.......................................................   2.347742
   01/01/2011 to 12/31/2011.......................................................   2.649744
   01/01/2012 to 12/31/2012.......................................................   2.449651
   01/01/2013 to 04/26/2013.......................................................   2.793366
 Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010.......................................................   1.295939
   01/01/2011 to 12/31/2011.......................................................   1.505621
   01/01/2012 to 12/31/2012.......................................................   1.382649
   01/01/2013 to 12/31/2013.......................................................   1.490620
 Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap
   Opportunities Sub-Account)
   01/01/2004 to 04/30/2004.......................................................   1.136381



                                                                                         AUV AT         ACCUM UNITS
                                                                                    ENDING OF PERIOD   END OF PERIOD
                                                                                   ------------------ --------------
 MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
   (Class B))
   05/01/2004 to 12/31/2004.......................................................       2.610948           23,165
   01/01/2005 to 12/31/2005.......................................................       2.844750          107,176
   01/01/2006 to 12/31/2006.......................................................       3.133975          252,821
   01/01/2007 to 12/31/2007.......................................................       3.213529          334,704
   01/01/2008 to 12/31/2008.......................................................       1.930673          277,483
   01/01/2009 to 12/31/2009.......................................................       2.314054          275,367
   01/01/2010 to 12/31/2010.......................................................       2.609004          261,663
   01/01/2011 to 12/31/2011.......................................................       2.409750          225,686
   01/01/2012 to 12/31/2012.......................................................       2.745059          164,571
   01/01/2013 to 04/26/2013.......................................................       3.022667                0
 MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
   Sub-Account (Class B))
   04/28/2008 to 12/31/2008.......................................................       6.602419            2,685
   01/01/2009 to 12/31/2009.......................................................       8.134820            9,112
   01/01/2010 to 12/31/2010.......................................................       8.910481           13,413
   01/01/2011 to 12/31/2011.......................................................       8.743166           13,556
   01/01/2012 to 12/31/2012.......................................................       9.825655           16,981
   01/01/2013 to 04/26/2013.......................................................      10.764832                0
 MFS(Reg. TM) Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004.......................................................       1.321289        2,689,824
   01/01/2005 to 12/31/2005.......................................................       1.283513        2,454,270
   01/01/2006 to 12/31/2006.......................................................       1.493439        2,168,763
   01/01/2007 to 12/31/2007.......................................................       1.415424        2,219,650
   01/01/2008 to 12/31/2008.......................................................       0.927047        2,065,879
   01/01/2009 to 12/31/2009.......................................................       1.103674        2,144,924
   01/01/2010 to 12/31/2010.......................................................       1.211417        1,704,553
   01/01/2011 to 12/31/2011.......................................................       1.204838        1,453,883
   01/01/2012 to 12/31/2012.......................................................       1.383456        1,380,275
   01/01/2013 to 12/31/2013.......................................................       1.851284        1,865,784
 MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
   (Class E))
   01/01/2004 to 12/31/2004.......................................................       2.634773          807,025
   01/01/2005 to 12/31/2005.......................................................       2.873216          751,618
   01/01/2006 to 12/31/2006.......................................................       3.168397          792,595
   01/01/2007 to 12/31/2007.......................................................       3.252015          715,382
   01/01/2008 to 12/31/2008.......................................................       1.956005          558,191
   01/01/2009 to 12/31/2009.......................................................       2.347742          483,189
   01/01/2010 to 12/31/2010.......................................................       2.649744          413,851
   01/01/2011 to 12/31/2011.......................................................       2.449651          411,382
   01/01/2012 to 12/31/2012.......................................................       2.793366          434,358
   01/01/2013 to 04/26/2013.......................................................       3.076952                0
 Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010.......................................................       1.505621        1,179,757
   01/01/2011 to 12/31/2011.......................................................       1.382649        1,142,137
   01/01/2012 to 12/31/2012.......................................................       1.490620        1,048,604
   01/01/2013 to 12/31/2013.......................................................       2.044535          883,283
 Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap
   Opportunities Sub-Account)
   01/01/2004 to 04/30/2004.......................................................       1.126278          732,700

                                                                                AUV AT
                                                                             BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                            -------------- ------------------ --------------
 Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap
   Opportunities Sub-Account and before that Janus Mid Cap Sub-Account))
   01/01/2004 to 12/31/2004................................................   1.437020         1.656261          1,248,080
   01/01/2005 to 12/31/2005................................................   1.656261         1.742997          1,176,022
   01/01/2006 to 12/31/2006................................................   1.742997         1.918455          1,284,135
   01/01/2007 to 12/31/2007................................................   1.918455         2.046095          1,146,092
   01/01/2008 to 12/31/2008................................................   2.046095         0.899632          1,230,000
   01/01/2009 to 12/31/2009................................................   0.899632         1.185193          1,234,717
   01/01/2010 to 04/30/2010................................................   1.185193         1.282950                  0
 MSCI EAFE(Reg. TM) Index Sub-Account
   01/01/2004 to 12/31/2004................................................   0.948053         1.115559          3,433,665
   01/01/2005 to 12/31/2005................................................   1.115559         1.242979          3,570,990
   01/01/2006 to 12/31/2006................................................   1.242979         1.538418          3,451,194
   01/01/2007 to 12/31/2007................................................   1.538418         1.677344          3,239,163
   01/01/2008 to 12/31/2008................................................   1.677344         0.956470          3,295,162
   01/01/2009 to 12/31/2009................................................   0.956470         1.210584          2,975,114
   01/01/2010 to 12/31/2010................................................   1.210584         1.288868          3,162,899
   01/01/2011 to 12/31/2011................................................   1.288868         1.110769          3,119,098
   01/01/2012 to 12/31/2012................................................   1.110769         1.293311          2,864,744
   01/01/2013 to 12/31/2013................................................   1.293311         1.550569          2,640,862
 Neuberger Berman Genesis Sub-account (previously BlackRock Strategic Value
   Sub-Account (Class B))
   05/01/2004 to 12/31/2004................................................   1.614218         1.816649            923,895
   01/01/2005 to 12/31/2005................................................   1.816649         1.862435          1,599,991
   01/01/2006 to 12/31/2006................................................   1.862435         2.139664          1,823,090
   01/01/2007 to 12/31/2007................................................   2.139664         2.032896          1,845,494
   01/01/2008 to 12/31/2008................................................   2.032896         1.232305          1,721,266
   01/01/2009 to 12/31/2009................................................   1.232305         1.371817          1,865,294
   01/01/2010 to 12/31/2010................................................   1.371817         1.642275          1,850,454
   01/01/2011 to 12/31/2011................................................   1.642275         1.709522          1,616,156
   01/01/2012 to 12/31/2012................................................   1.709522         1.850968          1,441,749
   01/01/2013 to 12/31/2013................................................   1.850968         2.523539          1,507,662
 Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap
   Sub-Account (Class B))
   01/01/2004 to 12/31/2004................................................   1.203982         1.358864            985,057
   01/01/2005 to 12/31/2005................................................   1.358864         1.448735            958,798
   01/01/2006 to 12/31/2006................................................   1.448735         1.639120            828,282
   01/01/2007 to 12/31/2007................................................   1.639120         1.573194          1,032,533
   01/01/2008 to 12/31/2008................................................   1.573194         0.957594          1,005,787
   01/01/2009 to 12/31/2009................................................   0.957594         1.292060            922,260
   01/01/2010 to 12/31/2010................................................   1.292060         1.566137            795,953
   01/01/2011 to 12/31/2011................................................   1.566137         1.463655            776,709
   01/01/2012 to 12/31/2012................................................   1.463655         1.520249            782,775
   01/01/2013 to 04/26/2013................................................   1.520249         1.648631                  0

                                                                                AUV AT
                                                                             BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                            -------------- ------------------ --------------
 Neuberger Berman Genesis Sub-account (previously BlackRock Strategic Value
   Sub-Account (Class E))
   01/01/2004 to 12/31/2004................................................     1.602866         1.821151        9,465,838
   01/01/2005 to 12/31/2005................................................     1.821151         1.867886        8,568,287
   01/01/2006 to 12/31/2006................................................     1.867886         2.149597        7,641,077
   01/01/2007 to 12/31/2007................................................     2.149597         2.044760        6,645,180
   01/01/2008 to 12/31/2008................................................     2.044760         1.240595        5,795,912
   01/01/2009 to 12/31/2009................................................     1.240595         1.382109        5,376,855
   01/01/2010 to 12/31/2010................................................     1.382109         1.656104        4,610,469
   01/01/2011 to 12/31/2011................................................     1.656104         1.724764        4,596,313
   01/01/2012 to 12/31/2012................................................     1.724764         1.869997        4,072,746
   01/01/2013 to 12/31/2013................................................     1.869997         2.552880        3,537,129
 Oppenheimer Global Equity Sub-Account (Class B)
   05/01/2004 to 12/31/2004................................................    12.798623        14.768490            5,741
   01/01/2005 to 12/31/2005................................................    14.768490        16.899352           30,573
   01/01/2006 to 12/31/2006................................................    16.899352        19.399664           51,265
   01/01/2007 to 12/31/2007................................................    19.399664        20.336533           63,694
   01/01/2008 to 12/31/2008................................................    20.336533        11.925811           65,761
   01/01/2009 to 12/31/2009................................................    11.925811        16.448896           67,241
   01/01/2010 to 12/31/2010................................................    16.448896        18.813136           67,428
   01/01/2011 to 12/31/2011................................................    18.813136        17.001221           71,625
   01/01/2012 to 12/31/2012................................................    17.001221        20.323672           71,505
   01/01/2013 to 12/31/2013................................................    20.323672        25.487741           76,069
 Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton
   Growth Sub-Account (Class B))
   04/28/2008 to 12/31/2008................................................     9.998521         6.571546            1,838
   01/01/2009 to 12/31/2009................................................     6.571546         8.598375            3,777
   01/01/2010 to 12/31/2010................................................     8.598375         9.132818            3,883
   01/01/2011 to 12/31/2011................................................     9.132818         8.389147           27,311
   01/01/2012 to 12/31/2012................................................     8.389147        10.114598           23,799
   01/01/2013 to 04/26/2013................................................    10.114598        10.754585                0
 PIMCO Inflation Protection Bond Sub-Account
   05/01/2006 to 12/31/2006................................................    11.011996        11.123317           15,802
   01/01/2007 to 12/31/2007................................................    11.123317        12.158272           75,524
   01/01/2008 to 12/31/2008................................................    12.158272        11.168445          358,149
   01/01/2009 to 12/31/2009................................................    11.168445        13.007430          380,255
   01/01/2010 to 12/31/2010................................................    13.007430        13.829023          413,878
   01/01/2011 to 12/31/2011................................................    13.829023        15.164142          416,807
   01/01/2012 to 12/31/2012................................................    15.164142        16.325836          466,879
   01/01/2013 to 12/31/2013................................................    16.325836        14.612977          390,548
 PIMCO Total Return Sub-Account
   01/01/2004 to 12/31/2004................................................     1.169775         1.211528       18,151,277
   01/01/2005 to 12/31/2005................................................     1.211528         1.222193       19,870,194
   01/01/2006 to 12/31/2006................................................     1.222193         1.260325       20,087,566
   01/01/2007 to 12/31/2007................................................     1.260325         1.337388       18,461,477
   01/01/2008 to 12/31/2008................................................     1.337388         1.324814       16,166,800
   01/01/2009 to 12/31/2009................................................     1.324814         1.542697       15,168,985
   01/01/2010 to 12/31/2010................................................     1.542697         1.646369       13,559,012
   01/01/2011 to 12/31/2011................................................     1.646369         1.675836       13,458,034
   01/01/2012 to 12/31/2012................................................     1.675836         1.806522       14,183,380
   01/01/2013 to 12/31/2013................................................     1.806522         1.748160       13,711,905
 Pyramis(Reg. TM) Government Income Sub-Account
   04/30/2012 to 12/31/2012................................................    10.777997        10.948317              814
   01/01/2013 to 12/31/2013................................................    10.948317        10.313337            1,008

                                                          AUV AT
                                                       BEGINNING OF        AUV AT         ACCUM UNITS
                                                          PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                      -------------- ------------------ --------------
 Pyramis(Reg. TM) Managed Risk Sub-Account (Class B)
   04/29/2013 to 12/31/2013..........................    10.216235        10.756970              293
 Russell 2000(Reg. TM) Index Sub-Account
   01/01/2004 to 12/31/2004..........................     1.335715         1.547082        2,975,158
   01/01/2005 to 12/31/2005..........................     1.547082         1.592035        3,253,959
   01/01/2006 to 12/31/2006..........................     1.592035         1.846888        3,394,157
   01/01/2007 to 12/31/2007..........................     1.846888         1.790932        2,975,367
   01/01/2008 to 12/31/2008..........................     1.790932         1.171923        2,745,422
   01/01/2009 to 12/31/2009..........................     1.171923         1.452900        2,507,135
   01/01/2010 to 12/31/2010..........................     1.452900         1.814410        2,086,159
   01/01/2011 to 12/31/2011..........................     1.814410         1.713385        1,943,178
   01/01/2012 to 12/31/2012..........................     1.713385         1.961617        1,870,049
   01/01/2013 to 12/31/2013..........................     1.961617         2.674268        1,554,176
 Schroders Global Multi-Asset Sub-Account
   04/30/2012 to 12/31/2012..........................     1.010754         1.068516                0
   01/01/2013 to 12/31/2013..........................     1.068516         1.160776           28,472
 SSgA Growth and Income ETF Sub-Account
   05/01/2006 to 12/31/2006..........................    10.516543        11.167932                0
   01/01/2007 to 12/31/2007..........................    11.167932        11.612202              962
   01/01/2008 to 12/31/2008..........................    11.612202         8.585168            6,088
   01/01/2009 to 12/31/2009..........................     8.585168        10.578008           11,575
   01/01/2010 to 12/31/2010..........................    10.578008        11.713492           83,057
   01/01/2011 to 12/31/2011..........................    11.713492        11.679368          104,350
   01/01/2012 to 12/31/2012..........................    11.679368        13.002009          222,449
   01/01/2013 to 12/31/2013..........................    13.002009        14.486473          235,181
 SSgA Growth ETF Sub-Account
   05/01/2006 to 12/31/2006..........................    10.707472        11.422896            1,746
   01/01/2007 to 12/31/2007..........................    11.422896        11.902093            4,520
   01/01/2008 to 12/31/2008..........................    11.902093         7.870894            5,925
   01/01/2009 to 12/31/2009..........................     7.870894        10.025004           13,939
   01/01/2010 to 12/31/2010..........................    10.025004        11.290542           26,991
   01/01/2011 to 12/31/2011..........................    11.290542        10.902286           43,459
   01/01/2012 to 12/31/2012..........................    10.902286        12.372150           26,797
   01/01/2013 to 12/31/2013..........................    12.372150        14.412225           34,914
 T. Rowe Price Large Cap Growth Sub-Account (Class B)
   05/01/2004 to 12/31/2004..........................     1.119764         1.213800          371,795
   01/01/2005 to 12/31/2005..........................     1.213800         1.273345        1,150,111
   01/01/2006 to 12/31/2006..........................     1.273345         1.418156        1,563,773
   01/01/2007 to 12/31/2007..........................     1.418156         1.527073        1,899,276
   01/01/2008 to 12/31/2008..........................     1.527073         0.873754        1,970,850
   01/01/2009 to 12/31/2009..........................     0.873754         1.233031        2,005,675
   01/01/2010 to 12/31/2010..........................     1.233031         1.420192        1,796,690
   01/01/2011 to 12/31/2011..........................     1.420192         1.382479        1,670,841
   01/01/2012 to 12/31/2012..........................     1.382479         1.618540        1,686,234
   01/01/2013 to 12/31/2013..........................     1.618540         2.215913        2,721,703

                                                                          AUV AT
                                                                       BEGINNING OF        AUV AT         ACCUM UNITS
                                                                          PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                      -------------- ------------------ --------------
 T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM
   Technology Sub-Account (Class B))
   01/01/2004 to 12/31/2004..........................................   0.460690         0.434898          2,948,050
   01/01/2005 to 12/31/2005..........................................   0.434898         0.476348          2,805,676
   01/01/2006 to 12/31/2006..........................................   0.476348         0.495105          2,703,866
   01/01/2007 to 12/31/2007..........................................   0.495105         0.642405          3,593,986
   01/01/2008 to 12/31/2008..........................................   0.642405         0.352044          4,286,555
   01/01/2009 to 12/31/2009..........................................   0.352044         0.552158          4,364,229
   01/01/2010 to 12/31/2010..........................................   0.552158         0.695603          4,203,131
   01/01/2011 to 12/31/2011..........................................   0.695603         0.618384          3,623,785
   01/01/2012 to 12/31/2012..........................................   0.618384         0.683977          2,869,086
   01/01/2013 to 04/26/2013..........................................   0.683977         0.715363                  0
 T. Rowe Price Mid Cap Growth Sub-Account
   01/01/2004 to 12/31/2004..........................................   0.613351         0.712958          4,790,384
   01/01/2005 to 12/31/2005..........................................   0.712958         0.806313          6,160,745
   01/01/2006 to 12/31/2006..........................................   0.806313         0.844567          7,011,334
   01/01/2007 to 12/31/2007..........................................   0.844567         0.980138          7,209,883
   01/01/2008 to 12/31/2008..........................................   0.980138         0.582597          6,939,264
   01/01/2009 to 12/31/2009..........................................   0.582597         0.836153          6,594,700
   01/01/2010 to 12/31/2010..........................................   0.836153         1.053320          6,045,795
   01/01/2011 to 12/31/2011..........................................   1.053320         1.022102          6,123,876
   01/01/2012 to 12/31/2012..........................................   1.022102         1.146296          5,999,313
   01/01/2013 to 12/31/2013..........................................   1.146296         1.544609          5,271,074
 T. Rowe Price Small Cap Growth Sub-Account
   05/01/2004 to 12/31/2004..........................................   1.242603         1.325197             59,871
   01/01/2005 to 12/31/2005..........................................   1.325197         1.447577            267,157
   01/01/2006 to 12/31/2006..........................................   1.447577         1.480039            517,577
   01/01/2007 to 12/31/2007..........................................   1.480039         1.599275            669,674
   01/01/2008 to 12/31/2008..........................................   1.599275         1.004753            714,896
   01/01/2009 to 12/31/2009..........................................   1.004753         1.374261            771,037
   01/01/2010 to 12/31/2010..........................................   1.374261         1.825817            770,383
   01/01/2011 to 12/31/2011..........................................   1.825817         1.827453            819,719
   01/01/2012 to 12/31/2012..........................................   1.827453         2.089634            836,579
   01/01/2013 to 12/31/2013..........................................   2.089634         2.972270            804,514
 Western Asset Management Strategic Bond Opportunities Sub-Account
   (Class B)
   05/01/2004 to 12/31/2004..........................................   1.874647         1.988034            432,154
   01/01/2005 to 12/31/2005..........................................   1.988034         2.011696          1,533,843
   01/01/2006 to 12/31/2006..........................................   2.011696         2.080563          2,034,695
   01/01/2007 to 12/31/2007..........................................   2.080563         2.128538          2,554,305
   01/01/2008 to 12/31/2008..........................................   2.128538         1.780246          2,167,094
   01/01/2009 to 12/31/2009..........................................   1.780246         2.316540          1,847,488
   01/01/2010 to 12/31/2010..........................................   2.316540         2.570147          1,726,483
   01/01/2011 to 12/31/2011..........................................   2.570147         2.683735          1,666,348
   01/01/2012 to 12/31/2012..........................................   2.683735         2.946565          1,615,762
   01/01/2013 to 12/31/2013..........................................   2.946565         2.931092          1,548,017

                                                                       AUV AT
                                                                    BEGINNING OF        AUV AT         ACCUM UNITS
                                                                       PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                   -------------- ------------------ --------------
 Western Asset Management Strategic Bond Opportunities Sub-Account
   (Class E)
   01/01/2004 to 12/31/2004.......................................     1.909409         2.005745        4,330,695
   01/01/2005 to 12/31/2005.......................................     2.005745         2.031803        4,385,668
   01/01/2006 to 12/31/2006.......................................     2.031803         2.101953        3,964,043
   01/01/2007 to 12/31/2007.......................................     2.101953         2.154249        3,927,738
   01/01/2008 to 12/31/2008.......................................     2.154249         1.804068        2,783,730
   01/01/2009 to 12/31/2009.......................................     1.804068         2.349021        2,212,570
   01/01/2010 to 12/31/2010.......................................     2.349021         2.610082        2,015,404
   01/01/2011 to 12/31/2011.......................................     2.610082         2.727762        1,970,898
   01/01/2012 to 12/31/2012.......................................     2.727762         2.995013        1,951,084
   01/01/2013 to 12/31/2013.......................................     2.995013         2.982482        1,816,820
 Western Asset Management U.S. Government Sub-Account (Class B)
   05/01/2004 to 12/31/2004.......................................     1.549486         1.586955          461,685
   01/01/2005 to 12/31/2005.......................................     1.586955         1.587510        1,337,696
   01/01/2006 to 12/31/2006.......................................     1.587510         1.627597        1,955,732
   01/01/2007 to 12/31/2007.......................................     1.627597         1.670419        2,204,360
   01/01/2008 to 12/31/2008.......................................     1.670419         1.639189        1,706,447
   01/01/2009 to 12/31/2009.......................................     1.639189         1.683195        1,669,197
   01/01/2010 to 12/31/2010.......................................     1.683195         1.751837        1,506,088
   01/01/2011 to 12/31/2011.......................................     1.751837         1.819419        1,498,268
   01/01/2012 to 12/31/2012.......................................     1.819419         1.849598        1,372,507
   01/01/2013 to 12/31/2013.......................................     1.849598         1.808276        1,438,374
 Western Asset Management U.S. Government Sub-Account (Class E)
   01/01/2004 to 12/31/2004.......................................     1.577453         1.599901        5,492,094
   01/01/2005 to 12/31/2005.......................................     1.599901         1.603439        5,566,349
   01/01/2006 to 12/31/2006.......................................     1.603439         1.644880        5,050,463
   01/01/2007 to 12/31/2007.......................................     1.644880         1.689764        4,233,768
   01/01/2008 to 12/31/2008.......................................     1.689764         1.659908        3,477,432
   01/01/2009 to 12/31/2009.......................................     1.659908         1.706197        3,066,563
   01/01/2010 to 12/31/2010.......................................     1.706197         1.778781        2,626,887
   01/01/2011 to 12/31/2011.......................................     1.778781         1.847686        2,503,494
   01/01/2012 to 12/31/2012.......................................     1.847686         1.880151        2,300,182
   01/01/2013 to 12/31/2013.......................................     1.880151         1.841037        2,173,156
 American Funds Bond Sub-Account
   05/01/2006 to 12/31/2006.......................................    14.560847        15.263925           60,295
   01/01/2007 to 12/31/2007.......................................    15.263925        15.520311          185,366
   01/01/2008 to 12/31/2008.......................................    15.520311        13.845482          152,090
   01/01/2009 to 12/31/2009.......................................    13.845482        15.343366          141,806
   01/01/2010 to 12/31/2010.......................................    15.343366        16.072968          139,088
   01/01/2011 to 12/31/2011.......................................    16.072968        16.784010          142,873
   01/01/2012 to 12/31/2012.......................................    16.784010        17.403736          168,933
   01/01/2013 to 12/31/2013.......................................    17.403736        16.757815          157,343
 American Funds Global Small Capitalization Sub-Account
   01/01/2004 to 12/31/2004.......................................     1.618945         1.925863        2,958,867
   01/01/2005 to 12/31/2005.......................................     1.925863         2.375903        3,696,633
   01/01/2006 to 12/31/2006.......................................     2.375903         2.900742        4,692,653
   01/01/2007 to 12/31/2007.......................................     2.900742         3.466117        4,940,653
   01/01/2008 to 12/31/2008.......................................     3.466117         1.585305        5,195,834
   01/01/2009 to 12/31/2009.......................................     1.585305         2.516470        4,889,704
   01/01/2010 to 12/31/2010.......................................     2.516470         3.031661        4,560,408
   01/01/2011 to 12/31/2011.......................................     3.031661         2.412411        4,446,610
   01/01/2012 to 12/31/2012.......................................     2.412411         2.805463        4,181,008
   01/01/2013 to 12/31/2013.......................................     2.805463         3.541718        3,527,472

                                              AUV AT
                                           BEGINNING OF        AUV AT         ACCUM UNITS
                                              PERIOD      ENDING OF PERIOD   END OF PERIOD
                                          -------------- ------------------ --------------
 American Funds Growth Sub-Account
   01/01/2004 to 12/31/2004..............    11.089325        12.276627       2,524,388
   01/01/2005 to 12/31/2005..............    12.276627        14.038670       2,807,059
   01/01/2006 to 12/31/2006..............    14.038670        15.228136       2,948,975
   01/01/2007 to 12/31/2007..............    15.228136        16.835562       2,865,929
   01/01/2008 to 12/31/2008..............    16.835562         9.282386       2,820,296
   01/01/2009 to 12/31/2009..............     9.282386        12.735363       2,662,096
   01/01/2010 to 12/31/2010..............    12.735363        14.874702       2,448,426
   01/01/2011 to 12/31/2011..............    14.874702        14.012970       2,306,376
   01/01/2012 to 12/31/2012..............    14.012970        16.256525       2,093,787
   01/01/2013 to 12/31/2013..............    16.256525        20.814503       1,828,204
 American Funds Growth-Income Sub-Account
   01/01/2004 to 12/31/2004..............     8.629898         9.373627       3,012,257
   01/01/2005 to 12/31/2005..............     9.373627         9.763296       3,200,295
   01/01/2006 to 12/31/2006..............     9.763296        11.069576       3,206,145
   01/01/2007 to 12/31/2007..............    11.069576        11.442242       3,001,823
   01/01/2008 to 12/31/2008..............    11.442242         6.998153       2,903,088
   01/01/2009 to 12/31/2009..............     6.998153         9.038674       2,800,121
   01/01/2010 to 12/31/2010..............     9.038674         9.911725       2,605,686
   01/01/2011 to 12/31/2011..............     9.911725         9.576206       2,522,896
   01/01/2012 to 12/31/2012..............     9.576206        11.070888       2,261,965
   01/01/2013 to 12/31/2013..............    11.070888        14.545155       1,965,046





                                                                       AUV AT
                                                                    BEGINNING OF        AUV AT         ACCUM UNITS
                                                                       PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                   -------------- ------------------ --------------
American Forerunner - 1.25
 AllianceBernstein Global Dynamic Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012.......................................    10.234750        10.594849           35,113
   01/01/2013 to 12/31/2013.......................................    10.594849        11.629481           87,250
 American Funds(Reg. TM) Balanced Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................    10.008630         7.018922        2,479,754
   01/01/2009 to 12/31/2009.......................................     7.018922         8.964535        5,453,902
   01/01/2010 to 12/31/2010.......................................     8.964535         9.929837        5,873,814
   01/01/2011 to 12/31/2011.......................................     9.929837         9.598111        5,658,371
   01/01/2012 to 12/31/2012.......................................     9.598111        10.760585        5,601,796
   01/01/2013 to 12/31/2013.......................................    10.760585        12.596323        5,509,615
 American Funds(Reg. TM) Growth Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................     9.998630         6.366400        5,509,605
   01/01/2009 to 12/31/2009.......................................     6.366400         8.427494       11,127,079
   01/01/2010 to 12/31/2010.......................................     8.427494         9.445027       11,221,403
   01/01/2011 to 12/31/2011.......................................     9.445027         8.886460       11,377,792
   01/01/2012 to 12/31/2012.......................................     8.886460        10.193508       11,929,854
   01/01/2013 to 12/31/2013.......................................    10.193508        12.594511       11,551,780
 American Funds(Reg. TM) Moderate Allocation Sub-Account (Class C)
   04/28/2008 to 12/31/2008.......................................    10.018630         7.693325        2,819,563
   01/01/2009 to 12/31/2009.......................................     7.693325         9.375355        6,012,462
   01/01/2010 to 12/31/2010.......................................     9.375355        10.176188        5,995,753
   01/01/2011 to 12/31/2011.......................................    10.176188        10.069255        5,835,749
   01/01/2012 to 12/31/2012.......................................    10.069255        11.021322        5,560,567
   01/01/2013 to 12/31/2013.......................................    11.021322        12.356047        5,164,100
 AQR Global Risk Balanced Sub-Account (Class B)
   04/30/2012 to 12/31/2012.......................................    11.170751        11.590579          167,165
   01/01/2013 to 12/31/2013.......................................    11.590579        11.058411          229,509

                                                                              AUV AT
                                                                           BEGINNING OF        AUV AT         ACCUM UNITS
                                                                              PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                          -------------- ------------------ --------------
 Baillie Gifford International Stock Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................   1.205297         1.378228            644,662
   01/01/2005 to 12/31/2005..............................................   1.378228         1.600534          2,957,117
   01/01/2006 to 12/31/2006..............................................   1.600534         1.837213          5,150,017
   01/01/2007 to 12/31/2007..............................................   1.837213         1.996953          5,131,830
   01/01/2008 to 12/31/2008..............................................   1.996953         1.099600          6,034,065
   01/01/2009 to 12/31/2009..............................................   1.099600         1.323608          6,899,172
   01/01/2010 to 12/31/2010..............................................   1.323608         1.396856          6,679,556
   01/01/2011 to 12/31/2011..............................................   1.396856         1.101801          5,777,777
   01/01/2012 to 12/31/2012..............................................   1.101801         1.298772          5,079,783
   01/01/2013 to 12/31/2013..............................................   1.298772         1.476803          4,588,703
 Baillie Gifford International Stock Sub-Account (Class E)
   01/01/2004 to 12/31/2004..............................................   1.196835         1.394854          7,655,331
   01/01/2005 to 12/31/2005..............................................   1.394854         1.622788          6,945,884
   01/01/2006 to 12/31/2006..............................................   1.622788         1.863281          6,810,395
   01/01/2007 to 12/31/2007..............................................   1.863281         2.027781          5,699,228
   01/01/2008 to 12/31/2008..............................................   2.027781         1.117383          5,338,642
   01/01/2009 to 12/31/2009..............................................   1.117383         1.345862          5,035,342
   01/01/2010 to 12/31/2010..............................................   1.345862         1.422687          4,331,191
   01/01/2011 to 12/31/2011..............................................   1.422687         1.124317          4,293,125
   01/01/2012 to 12/31/2012..............................................   1.124317         1.325616          4,363,564
   01/01/2013 to 12/31/2013..............................................   1.325616         1.509407          3,980,377
 Barclays Aggregate Bond Index Sub-Account (Class B) (previously Barclays
   Capital Aggregate Bond Index Sub-Account (Class B))
   01/01/2004 to 12/31/2004..............................................   1.257179         1.289246         12,756,433
   01/01/2005 to 12/31/2005..............................................   1.289246         1.296866         14,972,721
   01/01/2006 to 12/31/2006..............................................   1.296866         1.329635         18,189,155
   01/01/2007 to 12/31/2007..............................................   1.329635         1.400491         17,054,241
   01/01/2008 to 12/31/2008..............................................   1.400491         1.460924         14,987,637
   01/01/2009 to 12/31/2009..............................................   1.460924         1.514621         15,043,646
   01/01/2010 to 12/31/2010..............................................   1.514621         1.580968         14,660,129
   01/01/2011 to 12/31/2011..............................................   1.580968         1.675093         12,535,544
   01/01/2012 to 12/31/2012..............................................   1.675093         1.714138         12,175,952
   01/01/2013 to 12/31/2013..............................................   1.714138         1.649988         12,332,947
 BlackRock Bond Income Sub-Account (Class B)
   01/01/2004 to 12/31/2004..............................................   4.501514         4.630921          6,575,235
   01/01/2005 to 12/31/2005..............................................   4.630921         4.672089          7,328,710
   01/01/2006 to 12/31/2006..............................................   4.672089         4.805097          8,005,472
   01/01/2007 to 12/31/2007..............................................   4.805097         5.030850          8,006,228
   01/01/2008 to 12/31/2008..............................................   5.030850         4.786105          6,745,318
   01/01/2009 to 12/31/2009..............................................   4.786105         5.160720          6,252,603
   01/01/2010 to 12/31/2010..............................................   5.160720         5.507866          5,859,811
   01/01/2011 to 12/31/2011..............................................   5.507866         5.782544          5,330,717
   01/01/2012 to 12/31/2012..............................................   5.782544         6.126147          4,962,289
   01/01/2013 to 12/31/2013..............................................   6.126147         5.989081          4,707,610

                                                                                AUV AT
                                                                             BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                            -------------- ------------------ --------------
 BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock
   Legacy Large Cap Growth Sub-Account (Class B))
   05/01/2004 to 12/31/2004................................................     2.352775         2.580603          246,717
   01/01/2005 to 12/31/2005................................................     2.580603         2.720755          696,241
   01/01/2006 to 12/31/2006................................................     2.720755         2.791453        1,294,736
   01/01/2007 to 12/31/2007................................................     2.791453         3.264694        1,548,400
   01/01/2008 to 12/31/2008................................................     3.264694         2.041063        1,895,716
   01/01/2009 to 12/31/2009................................................     2.041063         2.751542        2,287,429
   01/01/2010 to 12/31/2010................................................     2.751542         3.246425        2,187,709
   01/01/2011 to 12/31/2011................................................     3.246425         2.912642        2,319,251
   01/01/2012 to 12/31/2012................................................     2.912642         3.281048        1,918,414
   01/01/2013 to 12/31/2013................................................     3.281048         4.338854        1,610,443
 BlackRock Capital Appreciation Sub-Account (Class B) (previously BlackRock
   Legacy Large Cap Growth Sub-Account (Class B) and before that FI Large
   Cap Sub-Account)
   05/01/2006 to 12/31/2006................................................    17.340954        17.560205           11,805
   01/01/2007 to 12/31/2007................................................    17.560205        17.986452           22,435
   01/01/2008 to 12/31/2008................................................    17.986452         9.778103           32,836
   01/01/2009 to 05/01/2009................................................     9.778103        10.209444                0
 BlackRock Capital Appreciation Sub-Account (Class E) (previously BlackRock
   Legacy Large Cap Growth Sub-Account (Class E))
   01/01/2004 to 12/31/2004................................................     2.424162         2.600016        4,380,651
   01/01/2005 to 12/31/2005................................................     2.600016         2.743736        3,994,660
   01/01/2006 to 12/31/2006................................................     2.743736         2.818074        3,658,537
   01/01/2007 to 12/31/2007................................................     2.818074         3.298914        3,158,035
   01/01/2008 to 12/31/2008................................................     3.298914         2.064503        2,749,944
   01/01/2009 to 12/31/2009................................................     2.064503         2.785565        2,399,601
   01/01/2010 to 12/31/2010................................................     2.785565         3.290805        2,146,360
   01/01/2011 to 12/31/2011................................................     3.290805         2.955442        2,093,323
   01/01/2012 to 12/31/2012................................................     2.955442         3.332246        2,249,452
   01/01/2013 to 12/31/2013................................................     3.332246         4.411240        1,701,884
 BlackRock Diversified Sub-Account (Class B)
   05/01/2004 to 12/31/2004................................................    36.289090        39.192519           15,147
   01/01/2005 to 12/31/2005................................................    39.192519        39.798130           24,061
   01/01/2006 to 12/31/2006................................................    39.798130        43.332145           37,777
   01/01/2007 to 12/31/2007................................................    43.332145        45.194447           59,725
   01/01/2008 to 12/31/2008................................................    45.194447        33.489217           66,776
   01/01/2009 to 12/31/2009................................................    33.489217        38.695979           69,920
   01/01/2010 to 12/31/2010................................................    38.695979        41.774994           64,613
   01/01/2011 to 12/31/2011................................................    41.774994        42.737813           67,326
   01/01/2012 to 12/31/2012................................................    42.737813        47.314335           62,727
   01/01/2013 to 12/31/2013................................................    47.314335        56.201236           58,967
 BlackRock Global Tactical Strategies Sub-Account (Class B)
   04/30/2012 to 12/31/2012................................................     9.989333        10.323195          148,366
   01/01/2013 to 12/31/2013................................................    10.323195        11.245905          192,368
 BlackRock Large Cap Core Sub-Account
   04/30/2007 to 12/31/2007................................................     8.094761         8.172470          481,421
   01/01/2008 to 12/31/2008................................................     8.172470         5.059671          498,037
   01/01/2009 to 12/31/2009................................................     5.059671         5.956039          599,816
   01/01/2010 to 12/31/2010................................................     5.956039         6.614679          612,257
   01/01/2011 to 12/31/2011................................................     6.614679         6.549353          685,594
   01/01/2012 to 12/31/2012................................................     6.549353         7.335075          670,294
   01/01/2013 to 12/31/2013................................................     7.335075         9.727387          582,564

                                                                          AUV AT
                                                                       BEGINNING OF        AUV AT         ACCUM UNITS
                                                                          PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                      -------------- ------------------ --------------
 BlackRock Large Cap Sub-Account (previously BlackRock Large Cap Sub-
   Account)
   01/01/2004 to 12/31/2004..........................................     6.209409         6.781940          612,593
   01/01/2005 to 12/31/2005..........................................     6.781940         6.920075          557,309
   01/01/2006 to 12/31/2006..........................................     6.920075         7.779782          504,484
   01/01/2007 to 04/27/2007..........................................     7.779782         8.162884                0
 BlackRock Large Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004..........................................     1.072355         1.184182          895,546
   01/01/2005 to 12/31/2005..........................................     1.184182         1.234503        1,745,201
   01/01/2006 to 12/31/2006..........................................     1.234503         1.452428        2,997,873
   01/01/2007 to 12/31/2007..........................................     1.452428         1.479171        4,381,495
   01/01/2008 to 12/31/2008..........................................     1.479171         0.947887        4,611,228
   01/01/2009 to 12/31/2009..........................................     0.947887         1.039592        6,266,744
   01/01/2010 to 12/31/2010..........................................     1.039592         1.118318        6,147,492
   01/01/2011 to 12/31/2011..........................................     1.118318         1.127094        6,185,723
   01/01/2012 to 12/31/2012..........................................     1.127094         1.268505        6,669,554
   01/01/2013 to 12/31/2013..........................................     1.268505         1.650442        6,427,838
 BlackRock Large Cap Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004..........................................     1.060741         1.187075        4,063,877
   01/01/2005 to 12/31/2005..........................................     1.187075         1.239084        3,699,894
   01/01/2006 to 12/31/2006..........................................     1.239084         1.458737        3,447,961
   01/01/2007 to 12/31/2007..........................................     1.458737         1.487653        3,051,814
   01/01/2008 to 12/31/2008..........................................     1.487653         0.954361        2,761,095
   01/01/2009 to 12/31/2009..........................................     0.954361         1.047847        2,363,604
   01/01/2010 to 12/31/2010..........................................     1.047847         1.127999        2,186,479
   01/01/2011 to 12/31/2011..........................................     1.127999         1.137714        1,883,220
   01/01/2012 to 12/31/2012..........................................     1.137714         1.282352        2,004,593
   01/01/2013 to 12/31/2013..........................................     1.282352         1.670236        1,974,155
 BlackRock Money Market Sub-Account (Class B)
   01/01/2004 to 12/31/2004..........................................     2.272253         2.260422        9,122,398
   01/01/2005 to 12/31/2005..........................................     2.260422         2.291278        8,739,491
   01/01/2006 to 12/31/2006..........................................     2.291278         2.365877        9,526,682
   01/01/2007 to 12/31/2007..........................................     2.365877         2.448810        9,799,482
   01/01/2008 to 12/31/2008..........................................     2.448810         2.481164       16,906,640
   01/01/2009 to 12/31/2009..........................................     2.481164         2.456547       15,435,302
   01/01/2010 to 12/31/2010..........................................     2.456547         2.426029       10,563,117
   01/01/2011 to 12/31/2011..........................................     2.426029         2.395973        8,942,033
   01/01/2012 to 12/31/2012..........................................     2.395973         2.366047        7,628,700
   01/01/2013 to 12/31/2013..........................................     2.366047         2.336654        6,737,560
 Clarion Global Real Estate Sub-Account
   05/01/2004 to 12/31/2004..........................................     9.998973        12.846559          227,580
   01/01/2005 to 12/31/2005..........................................    12.846559        14.373064          771,922
   01/01/2006 to 12/31/2006..........................................    14.373064        19.529656        1,155,242
   01/01/2007 to 12/31/2007..........................................    19.529656        16.391631        1,230,370
   01/01/2008 to 12/31/2008..........................................    16.391631         9.441537        1,291,536
   01/01/2009 to 12/31/2009..........................................     9.441537        12.563014        1,362,212
   01/01/2010 to 12/31/2010..........................................    12.563014        14.405357        1,196,774
   01/01/2011 to 12/31/2011..........................................    14.405357        13.432007        1,104,094
   01/01/2012 to 12/31/2012..........................................    13.432007        16.711687        1,020,006
   01/01/2013 to 12/31/2013..........................................    16.711687        17.089267          991,307

                                                                                AUV AT
                                                                             BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                            -------------- ------------------ --------------
 ClearBridge Aggressive Growth Portfolio II Sub-Account (Class B) (formerly
   Janus Forty Sub-Account (Class B))
   04/30/2007 to 12/31/2007................................................   151.435577       185.959018            5,698
   01/01/2008 to 12/31/2008................................................   185.959018       106.518462           51,081
   01/01/2009 to 12/31/2009................................................   106.518462       150.276235           87,351
   01/01/2010 to 12/31/2010................................................   150.276235       162.356482           92,374
   01/01/2011 to 12/31/2011................................................   162.356482       148.245678           86,771
   01/01/2012 to 12/31/2012................................................   148.245678       179.356423           80,130
   01/01/2013 to 12/31/2013................................................   179.356423       228.116511           71,885
 ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class B) and before that Legg
   Mason Partners Aggressive Growth Sub-Account)
   01/01/2004 to 12/31/2004................................................     0.679683         0.727873        3,243,529
   01/01/2005 to 12/31/2005................................................     0.727873         0.816448        3,586,303
   01/01/2006 to 12/31/2006................................................     0.816448         0.792317        4,039,293
   01/01/2007 to 12/31/2007................................................     0.792317         0.800159        4,159,632
   01/01/2008 to 12/31/2008................................................     0.800159         0.481605        3,942,039
   01/01/2009 to 12/31/2009................................................     0.481605         0.632396        3,781,194
   01/01/2010 to 12/31/2010................................................     0.632396         0.773103        3,949,399
   01/01/2011 to 12/31/2011................................................     0.773103         0.788314        2,575,451
   01/01/2012 to 12/31/2012................................................     0.788314         0.922549        2,252,941
   01/01/2013 to 12/31/2013................................................     0.922549         1.326564        2,718,983
 ClearBridge Aggressive Growth Sub-Account (Class B) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class B) and before that Legg
   Mason Value Equity Sub-Account (Class B))
   05/01/2006 to 12/31/2006................................................     9.453340        10.144842           65,712
   01/01/2007 to 12/31/2007................................................    10.144842         9.426397           97,837
   01/01/2008 to 12/31/2008................................................     9.426397         4.224768          150,971
   01/01/2009 to 12/31/2009................................................     4.224768         5.756508          138,218
   01/01/2010 to 12/31/2010................................................     5.756508         6.102009          123,491
   01/01/2011 to 04/29/2011................................................     6.102009         6.491500                0
 ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class E))
   05/02/2011 to 12/31/2011................................................     0.656175         0.595812        4,917,291
   01/01/2012 to 12/31/2012................................................     0.595812         0.697615        4,499,856
   01/01/2013 to 12/31/2013................................................     0.697615         1.004831        4,118,450
 ClearBridge Aggressive Growth Sub-Account (Class E) (previously Legg Mason
   ClearBridge Aggressive Growth Sub-Account (Class E) and before that Legg
   Mason Value Equity Sub-Account (Class E))
   05/01/2006 to 12/31/2006................................................     0.953144         1.023255        3,538,253
   01/01/2007 to 12/31/2007................................................     1.023255         0.951750        3,272,662
   01/01/2008 to 12/31/2008................................................     0.951750         0.426925        3,159,930
   01/01/2009 to 12/31/2009................................................     0.426925         0.581678        2,706,638
   01/01/2010 to 12/31/2010................................................     0.581678         0.616818        2,476,561
   01/01/2011 to 04/29/2011................................................     0.616818         0.656242                0

                                                                         AUV AT
                                                                      BEGINNING OF        AUV AT         ACCUM UNITS
                                                                         PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                     -------------- ------------------ --------------
 Davis Venture Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004.........................................     2.898156         3.122286        2,171,954
   01/01/2005 to 12/31/2005.........................................     3.122286         3.391833        6,042,147
   01/01/2006 to 12/31/2006.........................................     3.391833         3.829521       10,492,849
   01/01/2007 to 12/31/2007.........................................     3.829521         3.945957       12,875,243
   01/01/2008 to 12/31/2008.........................................     3.945957         2.356788       15,140,648
   01/01/2009 to 12/31/2009.........................................     2.356788         3.064189       17,646,038
   01/01/2010 to 12/31/2010.........................................     3.064189         3.380542       17,035,982
   01/01/2011 to 12/31/2011.........................................     3.380542         3.196107       15,787,753
   01/01/2012 to 12/31/2012.........................................     3.196107         3.554421       14,020,582
   01/01/2013 to 12/31/2013.........................................     3.554421         4.681249       12,321,419
 Davis Venture Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004.........................................     2.844732         3.150396       14,010,283
   01/01/2005 to 12/31/2005.........................................     3.150396         3.426735       13,858,324
   01/01/2006 to 12/31/2006.........................................     3.426735         3.871807       12,629,968
   01/01/2007 to 12/31/2007.........................................     3.871807         3.992908       10,948,412
   01/01/2008 to 12/31/2008.........................................     3.992908         2.387277        9,640,224
   01/01/2009 to 12/31/2009.........................................     2.387277         3.107999        8,546,405
   01/01/2010 to 12/31/2010.........................................     3.107999         3.432112        7,728,299
   01/01/2011 to 12/31/2011.........................................     3.432112         3.247910        7,270,084
   01/01/2012 to 12/31/2012.........................................     3.247910         3.614740        7,202,630
   01/01/2013 to 12/31/2013.........................................     3.614740         4.766752        6,358,061
 Frontier Mid Cap Growth Sub-Account (Class B) (previously BlackRock
   Aggressive Growth Sub-Account (Class B))
   05/01/2004 to 12/31/2004.........................................    34.383594        38.158780            1,485
   01/01/2005 to 12/31/2005.........................................    38.158780        41.617600           10,814
   01/01/2006 to 12/31/2006.........................................    41.617600        43.760334           21,634
   01/01/2007 to 12/31/2007.........................................    43.760334        51.958765           29,799
   01/01/2008 to 12/31/2008.........................................    51.958765        27.790242           47,414
   01/01/2009 to 12/31/2009.........................................    27.790242        40.909857           71,435
   01/01/2010 to 12/31/2010.........................................    40.909857        46.459780           67,411
   01/01/2011 to 12/31/2011.........................................    46.459780        44.395083           64,173
   01/01/2012 to 12/31/2012.........................................    44.395083        48.528439           53,608
   01/01/2013 to 12/31/2013.........................................    48.528439        63.470036           49,492
 Harris Oakmark International Sub-Account (Class B)
   01/01/2004 to 12/31/2004.........................................     1.179380         1.403737        4,403,557
   01/01/2005 to 12/31/2005.........................................     1.403737         1.583716        7,378,814
   01/01/2006 to 12/31/2006.........................................     1.583716         2.015315       11,168,276
   01/01/2007 to 12/31/2007.........................................     2.015315         1.967885       13,752,302
   01/01/2008 to 12/31/2008.........................................     1.967885         1.148829       13,603,260
   01/01/2009 to 12/31/2009.........................................     1.148829         1.759275       14,227,364
   01/01/2010 to 12/31/2010.........................................     1.759275         2.022714       14,604,759
   01/01/2011 to 12/31/2011.........................................     2.022714         1.712860       14,251,865
   01/01/2012 to 12/31/2012.........................................     1.712860         2.186281       13,187,196
   01/01/2013 to 12/31/2013.........................................     2.186281         2.817437       11,504,903

                                                                                 AUV AT
                                                                              BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                 PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                             -------------- ------------------ --------------
 Harris Oakmark International Sub-Account (Class E)
   01/01/2004 to 12/31/2004.................................................   1.181785         1.408514          2,979,589
   01/01/2005 to 12/31/2005.................................................   1.408514         1.589622          3,607,139
   01/01/2006 to 12/31/2006.................................................   1.589622         2.024973          4,402,862
   01/01/2007 to 12/31/2007.................................................   2.024973         1.979689          3,959,033
   01/01/2008 to 12/31/2008.................................................   1.979689         1.156859          3,093,649
   01/01/2009 to 12/31/2009.................................................   1.156859         1.773908          2,723,421
   01/01/2010 to 12/31/2010.................................................   1.773908         2.041042          2,546,809
   01/01/2011 to 12/31/2011.................................................   2.041042         1.731117          2,764,741
   01/01/2012 to 12/31/2012.................................................   1.731117         2.209913          2,549,983
   01/01/2013 to 12/31/2013.................................................   2.209913         2.851343          2,266,524
 Invesco Balanced-Risk Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012.................................................   1.010738         1.049071          1,432,787
   01/01/2013 to 12/31/2013.................................................   1.049071         1.055319          1,581,207
 Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap
   Value Sub-Account (Class B))
   04/30/2012 to 12/31/2012.................................................   2.584319         2.659350          6,997,862
   01/01/2013 to 12/31/2013.................................................   2.659350         3.422230          6,284,455
 Invesco Mid Cap Value Sub-Account (Class B) (previously Lord Abbett Mid Cap
   Value Sub-Account (Class B) and before that Neuberger Berman Mid Cap
   Value Sub-Account)
   01/01/2004 to 12/31/2004.................................................   1.803959         2.185197          5,612,321
   01/01/2005 to 12/31/2005.................................................   2.185197         2.415539          7,373,295
   01/01/2006 to 12/31/2006.................................................   2.415539         2.652742          8,429,634
   01/01/2007 to 12/31/2007.................................................   2.652742         2.703203          9,391,847
   01/01/2008 to 12/31/2008.................................................   2.703203         1.402108          9,923,370
   01/01/2009 to 12/31/2009.................................................   1.402108         2.045767         10,018,922
   01/01/2010 to 12/31/2010.................................................   2.045767         2.546662          8,974,357
   01/01/2011 to 12/31/2011.................................................   2.546662         2.347232          8,114,565
   01/01/2012 to 04/27/2012.................................................   2.347232         2.596960                  0
 Invesco Small Cap Growth Sub-account
   01/01/2004 to 12/31/2004.................................................   1.164131         1.223582          1,751,151
   01/01/2005 to 12/31/2005.................................................   1.223582         1.308310          1,834,114
   01/01/2006 to 12/31/2006.................................................   1.308310         1.475354          1,980,266
   01/01/2007 to 12/31/2007.................................................   1.475354         1.618231          2,092,922
   01/01/2008 to 12/31/2008.................................................   1.618231         0.979157          1,827,763
   01/01/2009 to 12/31/2009.................................................   0.979157         1.294030          1,829,339
   01/01/2010 to 12/31/2010.................................................   1.294030         1.612572          1,696,355
   01/01/2011 to 12/31/2011.................................................   1.612572         1.575364          1,445,865
   01/01/2012 to 12/31/2012.................................................   1.575364         1.839312          1,200,764
   01/01/2013 to 12/31/2013.................................................   1.839312         2.546253          1,297,521
 Jennison Growth Sub-Account (Class B)
   05/01/2005 to 12/31/2005.................................................   0.409985         0.492965            304,981
   01/01/2006 to 12/31/2006.................................................   0.492965         0.499145          1,280,163
   01/01/2007 to 12/31/2007.................................................   0.499145         0.549049          1,689,831
   01/01/2008 to 12/31/2008.................................................   0.549049         0.344049          2,054,526
   01/01/2009 to 12/31/2009.................................................   0.344049         0.474201          2,794,944
   01/01/2010 to 12/31/2010.................................................   0.474201         0.521296          2,999,593
   01/01/2011 to 12/31/2011.................................................   0.521296         0.515975          3,581,588
   01/01/2012 to 12/31/2012.................................................   0.515975         0.588802          6,617,351
   01/01/2013 to 12/31/2013.................................................   0.588802         0.795082          5,245,970

                                                                                 AUV AT
                                                                              BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                 PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                             -------------- ------------------ --------------
 Jennison Growth Sub-Account (Class B) (previously Oppenheimer Capital
   Appreciation Sub-Account)
   05/01/2005 to 12/31/2005.................................................     7.998185         8.693182           44,329
   01/01/2006 to 12/31/2006.................................................     8.693182         9.239346           92,950
   01/01/2007 to 12/31/2007.................................................     9.239346        10.427689          142,163
   01/01/2008 to 12/31/2008.................................................    10.427689         5.566975          167,099
   01/01/2009 to 12/31/2009.................................................     5.566975         7.900505          235,176
   01/01/2010 to 12/31/2010.................................................     7.900505         8.535561          239,432
   01/01/2011 to 12/31/2011.................................................     8.535561         8.313362          249,730
   01/01/2012 to 04/27/2012.................................................     8.313362         9.357068                0
 Jennison Growth Sub-Account (Class B) (previously Met/Putnam Voyager Sub-
   Account (Class B))
   05/01/2004 to 12/31/2004.................................................     0.425125         0.444253            3,059
   01/01/2005 to 04/30/2005.................................................     0.444253         0.405064                0
 Jennison Growth Sub-Account (Class E)
   05/01/2005 to 12/31/2005.................................................     0.410269         0.494021        3,627,443
   01/01/2006 to 12/31/2006.................................................     0.494021         0.500579        3,545,304
   01/01/2007 to 12/31/2007.................................................     0.500579         0.551393        3,391,644
   01/01/2008 to 12/31/2008.................................................     0.551393         0.345371        3,032,319
   01/01/2009 to 12/31/2009.................................................     0.345371         0.477110        3,076,118
   01/01/2010 to 12/31/2010.................................................     0.477110         0.525096        2,027,786
   01/01/2011 to 12/31/2011.................................................     0.525096         0.520179        2,088,516
   01/01/2012 to 12/31/2012.................................................     0.520179         0.593711        2,560,766
   01/01/2013 to 12/31/2013.................................................     0.593711         0.802715        2,254,256
 Jennison Growth Sub-Account (Class E) (previously Met/Putnam Voyager Sub-
   Account (Class E))
   01/01/2004 to 12/31/2004.................................................     0.429804         0.444259        3,651,151
   01/01/2005 to 04/30/2005.................................................     0.444259         0.409102                0
 JPMorgan Global Active Allocation Sub-Account (Class B)
   04/30/2012 to 12/31/2012.................................................     1.012792         1.051119          452,218
   01/01/2013 to 12/31/2013.................................................     1.051119         1.152112        1,048,091
 Loomis Sayles Global Markets Sub-Account (Class B)
   04/29/2013 to 12/31/2013.................................................    13.119581        14.433436          222,632
 Loomis Sayles Global Markets Sub-Account (Class B) (previously Met/Franklin
   Income Sub-Account (Class B))
   04/28/2008 to 12/31/2008.................................................     9.998630         7.994633           59,148
   01/01/2009 to 12/31/2009.................................................     7.994633        10.092455          155,048
   01/01/2010 to 12/31/2010.................................................    10.092455        11.145264          182,523
   01/01/2011 to 12/31/2011.................................................    11.145264        11.242009          196,396
   01/01/2012 to 12/31/2012.................................................    11.242009        12.488569          198,893
   01/01/2013 to 04/26/2013.................................................    12.488569        13.042235                0
 Loomis Sayles Small Cap Core Sub-Account (Class B)
   05/01/2004 to 12/31/2004.................................................     2.377286         2.696428          251,711
   01/01/2005 to 12/31/2005.................................................     2.696428         2.840821          991,747
   01/01/2006 to 12/31/2006.................................................     2.840821         3.265599        1,944,669
   01/01/2007 to 12/31/2007.................................................     3.265599         3.599707        2,620,745
   01/01/2008 to 12/31/2008.................................................     3.599707         2.273086        3,081,470
   01/01/2009 to 12/31/2009.................................................     2.273086         2.916671        3,706,326
   01/01/2010 to 12/31/2010.................................................     2.916671         3.664212        3,375,046
   01/01/2011 to 12/31/2011.................................................     3.664212         3.631046        3,090,626
   01/01/2012 to 12/31/2012.................................................     3.631046         4.097335        2,812,733
   01/01/2013 to 12/31/2013.................................................     4.097335         5.692758        2,574,800

                                                        AUV AT
                                                     BEGINNING OF        AUV AT         ACCUM UNITS
                                                        PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                    -------------- ------------------ --------------
 Loomis Sayles Small Cap Core Sub-Account (Class E)
   01/01/2004 to 12/31/2004........................   2.367243         2.716612          3,573,319
   01/01/2005 to 12/31/2005........................   2.716612         2.864629          3,492,759
   01/01/2006 to 12/31/2006........................   2.864629         3.296126          3,517,684
   01/01/2007 to 12/31/2007........................   3.296126         3.636804          3,047,220
   01/01/2008 to 12/31/2008........................   3.636804         2.298822          2,756,341
   01/01/2009 to 12/31/2009........................   2.298822         2.952505          2,452,532
   01/01/2010 to 12/31/2010........................   2.952505         3.713034          2,081,744
   01/01/2011 to 12/31/2011........................   3.713034         3.683159          1,813,908
   01/01/2012 to 12/31/2012........................   3.683159         4.160195          1,739,133
   01/01/2013 to 12/31/2013........................   4.160195         5.785922          1,578,041
 Loomis Sayles Small Cap Growth Sub-Account
   01/01/2004 to 12/31/2004........................   0.893664         0.980913          6,713,282
   01/01/2005 to 12/31/2005........................   0.980913         1.011299          7,945,057
   01/01/2006 to 12/31/2006........................   1.011299         1.095850          7,962,232
   01/01/2007 to 12/31/2007........................   1.095850         1.128859          7,613,501
   01/01/2008 to 12/31/2008........................   1.128859         0.654279          7,451,310
   01/01/2009 to 12/31/2009........................   0.654279         0.837903          7,584,299
   01/01/2010 to 12/31/2010........................   0.837903         1.086898          6,509,328
   01/01/2011 to 12/31/2011........................   1.086898         1.102892          5,784,935
   01/01/2012 to 12/31/2012........................   1.102892         1.207771          5,224,783
   01/01/2013 to 12/31/2013........................   1.207771         1.769832          4,589,607
 Lord Abbett Bond Debenture Sub-Account
   01/01/2004 to 12/31/2004........................   1.597530         1.706473          8,913,662
   01/01/2005 to 12/31/2005........................   1.706473         1.710500         11,885,856
   01/01/2006 to 12/31/2006........................   1.710500         1.843841         14,305,072
   01/01/2007 to 12/31/2007........................   1.843841         1.940078         15,948,217
   01/01/2008 to 12/31/2008........................   1.940078         1.559489         13,599,419
   01/01/2009 to 12/31/2009........................   1.559489         2.106464         12,625,655
   01/01/2010 to 12/31/2010........................   2.106464         2.350028         11,260,651
   01/01/2011 to 12/31/2011........................   2.350028         2.424387         10,147,368
   01/01/2012 to 12/31/2012........................   2.424387         2.704088          9,532,071
   01/01/2013 to 12/31/2013........................   2.704088         2.883576          8,948,051
 Met/Artisan Mid Cap Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004........................   3.062420         3.326459            933,283
   01/01/2005 to 12/31/2005........................   3.326459         3.604168          2,607,623
   01/01/2006 to 12/31/2006........................   3.604168         3.992825          3,982,921
   01/01/2007 to 12/31/2007........................   3.992825         3.663992          3,979,113
   01/01/2008 to 12/31/2008........................   3.663992         1.949082          3,827,783
   01/01/2009 to 12/31/2009........................   1.949082         2.717881          3,809,231
   01/01/2010 to 12/31/2010........................   2.717881         3.080312          3,424,978
   01/01/2011 to 12/31/2011........................   3.080312         3.239570          2,951,043
   01/01/2012 to 12/31/2012........................   3.239570         3.569631          2,591,554
   01/01/2013 to 12/31/2013........................   3.569631         4.812350          2,459,503

                                                                            AUV AT
                                                                         BEGINNING OF        AUV AT         ACCUM UNITS
                                                                            PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                        -------------- ------------------ --------------
 Met/Artisan Mid Cap Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004............................................     3.130235         3.393317       14,512,972
   01/01/2005 to 12/31/2005............................................     3.393317         3.680143       13,773,481
   01/01/2006 to 12/31/2006............................................     3.680143         4.081083       11,992,186
   01/01/2007 to 12/31/2007............................................     4.081083         3.748720       10,284,759
   01/01/2008 to 12/31/2008............................................     3.748720         1.996133        9,023,233
   01/01/2009 to 12/31/2009............................................     1.996133         2.786207        7,754,377
   01/01/2010 to 12/31/2010............................................     2.786207         3.160846        6,856,620
   01/01/2011 to 12/31/2011............................................     3.160846         3.327626        6,253,911
   01/01/2012 to 12/31/2012............................................     3.327626         3.670354        5,909,493
   01/01/2013 to 12/31/2013............................................     3.670354         4.953232        5,140,427
 Met/Franklin Low Duration Total Return Sub-Account
   05/02/2011 to 12/31/2011............................................     9.988288         9.776927           16,602
   01/01/2012 to 12/31/2012............................................     9.776927        10.079465           38,560
   01/01/2013 to 12/31/2013............................................    10.079465        10.069796          385,668
 MetLife Aggressive Strategy Sub-Account
   05/02/2011 to 12/31/2011............................................    12.270909        10.519544        1,129,750
   01/01/2012 to 12/31/2012............................................    10.519544        12.127408          937,405
   01/01/2013 to 12/31/2013............................................    12.127408        15.510777          823,507
 MetLife Aggressive Strategy Sub-Account (previously MetLife Aggressive
   Allocation Sub-Account )
   05/01/2005 to 12/31/2005............................................     9.998973        11.161798           27,787
   01/01/2006 to 12/31/2006............................................    11.161798        12.749671          442,317
   01/01/2007 to 12/31/2007............................................    12.749671        13.002022        1,153,077
   01/01/2008 to 12/31/2008............................................    13.002022         7.646365        1,224,589
   01/01/2009 to 12/31/2009............................................     7.646365         9.929272        1,318,799
   01/01/2010 to 12/31/2010............................................     9.929272        11.344600        1,189,187
   01/01/2011 to 04/29/2011............................................    11.344600        12.307574                0
 MetLife Balanced Plus Sub-Account
   04/30/2012 to 12/31/2012............................................    10.016321        10.491570          100,038
   01/01/2013 to 12/31/2013............................................    10.491570        11.849291          442,686
 MetLife Conservative Allocation Sub-Account
   05/01/2005 to 12/31/2005............................................     9.998973        10.310111          130,758
   01/01/2006 to 12/31/2006............................................    10.310111        10.884040          241,473
   01/01/2007 to 12/31/2007............................................    10.884040        11.346907          620,962
   01/01/2008 to 12/31/2008............................................    11.346907         9.593358        1,281,491
   01/01/2009 to 12/31/2009............................................     9.593358        11.418798        2,122,728
   01/01/2010 to 12/31/2010............................................    11.418798        12.410524        2,701,417
   01/01/2011 to 12/31/2011............................................    12.410524        12.655310        2,230,550
   01/01/2012 to 12/31/2012............................................    12.655310        13.644486        2,405,812
   01/01/2013 to 12/31/2013............................................    13.644486        14.052541        2,063,489
 MetLife Conservative to Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005............................................     9.998973        10.528255          284,700
   01/01/2006 to 12/31/2006............................................    10.528255        11.377529        1,164,090
   01/01/2007 to 12/31/2007............................................    11.377529        11.776000        2,964,511
   01/01/2008 to 12/31/2008............................................    11.776000         9.117849        4,841,696
   01/01/2009 to 12/31/2009............................................     9.117849        11.136599        5,864,291
   01/01/2010 to 12/31/2010............................................    11.136599        12.266003        6,329,377
   01/01/2011 to 12/31/2011............................................    12.266003        12.241007        5,893,030
   01/01/2012 to 12/31/2012............................................    12.241007        13.473681        5,496,820
   01/01/2013 to 12/31/2013............................................    13.473681        14.760016        4,876,618
 MetLife Growth Strategy Sub-Account (Class B)
   04/29/2013 to 12/31/2013............................................    11.716851        13.369520          381,728

                                                                            AUV AT
                                                                         BEGINNING OF        AUV AT         ACCUM UNITS
                                                                            PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                        -------------- ------------------ --------------
 MetLife Growth Strategy Sub-Account (Class B) (previously Met/Franklin
   Templeton Founding Strategy Sub-Account (Class B))
   04/28/2008 to 12/31/2008............................................     9.998630         7.040915          157,976
   01/01/2009 to 12/31/2009............................................     7.040915         8.938760          336,003
   01/01/2010 to 12/31/2010............................................     8.938760         9.714568          351,790
   01/01/2011 to 12/31/2011............................................     9.714568         9.425241          417,276
   01/01/2012 to 12/31/2012............................................     9.425241        10.808310          403,004
   01/01/2013 to 04/26/2013............................................    10.808310        11.641270                0
 MetLife Mid Cap Stock Index Sub-Account
   01/01/2004 to 12/31/2004............................................     1.149827         1.314011        6,327,264
   01/01/2005 to 12/31/2005............................................     1.314011         1.453731        7,243,058
   01/01/2006 to 12/31/2006............................................     1.453731         1.576792        7,625,919
   01/01/2007 to 12/31/2007............................................     1.576792         1.674142        7,341,025
   01/01/2008 to 12/31/2008............................................     1.674142         1.051844        8,043,722
   01/01/2009 to 12/31/2009............................................     1.051844         1.420797        8,687,411
   01/01/2010 to 12/31/2010............................................     1.420797         1.767908        7,582,521
   01/01/2011 to 12/31/2011............................................     1.767908         1.707800        6,776,984
   01/01/2012 to 12/31/2012............................................     1.707800         1.978734        6,437,059
   01/01/2013 to 12/31/2013............................................     1.978734         2.595710        5,784,868
 MetLife Moderate Allocation Sub-Account
   05/01/2005 to 12/31/2005............................................     9.998973        10.759284          707,709
   01/01/2006 to 12/31/2006............................................    10.759284        11.884012        4,525,389
   01/01/2007 to 12/31/2007............................................    11.884012        12.245653       12,436,101
   01/01/2008 to 12/31/2008............................................    12.245653         8.630461       18,654,307
   01/01/2009 to 12/31/2009............................................     8.630461        10.784503       20,856,443
   01/01/2010 to 12/31/2010............................................    10.784503        12.053382       19,907,332
   01/01/2011 to 12/31/2011............................................    12.053382        11.741010       19,016,887
   01/01/2012 to 12/31/2012............................................    11.741010        13.129661       17,877,599
   01/01/2013 to 12/31/2013............................................    13.129661        15.298524       17,030,046
 MetLife Moderate to Aggressive Allocation Sub-Account
   05/01/2005 to 12/31/2005............................................     9.998973        10.985367          485,857
   01/01/2006 to 12/31/2006............................................    10.985367        12.391608        4,560,146
   01/01/2007 to 12/31/2007............................................    12.391608        12.707971       15,881,886
   01/01/2008 to 12/31/2008............................................    12.707971         8.142692       20,978,386
   01/01/2009 to 12/31/2009............................................     8.142692        10.381142       21,384,433
   01/01/2010 to 12/31/2010............................................    10.381142        11.759227       20,394,724
   01/01/2011 to 12/31/2011............................................    11.759227        11.175388       19,203,540
   01/01/2012 to 12/31/2012............................................    11.175388        12.733906       17,987,804
   01/01/2013 to 12/31/2013............................................    12.733906        15.633082       16,463,317
 MetLife Multi-Index Targeted Risk Sub-Account (Class B)
   04/29/2013 to 12/31/2013............................................    10.805236        11.309737            6,012
 MetLife Stock Index Sub-Account
   01/01/2004 to 12/31/2004............................................     3.449245         3.756416        4,668,415
   01/01/2005 to 12/31/2005............................................     3.756416         3.872216        5,058,223
   01/01/2006 to 12/31/2006............................................     3.872216         4.404993        5,536,674
   01/01/2007 to 12/31/2007............................................     4.404993         4.566380        4,668,980
   01/01/2008 to 12/31/2008............................................     4.566380         2.829263        4,608,552
   01/01/2009 to 12/31/2009............................................     2.829263         3.518369        4,869,190
   01/01/2010 to 12/31/2010............................................     3.518369         3.978174        4,501,296
   01/01/2011 to 12/31/2011............................................     3.978174         3.993103        4,349,498
   01/01/2012 to 12/31/2012............................................     3.993103         4.551638        4,186,301
   01/01/2013 to 12/31/2013............................................     4.551638         5.919993        4,041,526

                                                                                              AUV AT
                                                                                           BEGINNING OF
                                                                                              PERIOD
                                                                                          --------------
 MFS(Reg. TM) Investors Trust Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................................   7.748492
   01/01/2005 to 12/31/2005..............................................................   8.598035
   01/01/2006 to 04/30/2006..............................................................   9.077584
 MFS(Reg. TM) Investors Trust Sub-Account (Class E)
   01/01/2004 to 12/31/2004..............................................................   0.787176
   01/01/2005 to 12/31/2005..............................................................   0.865043
   01/01/2006 to 04/30/2006..............................................................   0.915101
 MFS(Reg. TM) Investors Trust Sub-Account (previously MFS(Reg. TM) Research Managers Sub-
   Account)
   01/01/2004 to 04/30/2004..............................................................   0.805710
 MFS(Reg. TM) Research International Sub-Account
   01/01/2004 to 12/31/2004..............................................................   0.964297
   01/01/2005 to 12/31/2005..............................................................   1.138554
   01/01/2006 to 12/31/2006..............................................................   1.309109
   01/01/2007 to 12/31/2007..............................................................   1.636329
   01/01/2008 to 12/31/2008..............................................................   1.830665
   01/01/2009 to 12/31/2009..............................................................   1.041955
   01/01/2010 to 12/31/2010..............................................................   1.353830
   01/01/2011 to 12/31/2011..............................................................   1.489501
   01/01/2012 to 12/31/2012..............................................................   1.313426
   01/01/2013 to 12/31/2013..............................................................   1.513734
 MFS(Reg. TM) Total Return Sub-Account
   05/01/2004 to 12/31/2004..............................................................   3.771594
   01/01/2005 to 12/31/2005..............................................................   4.105109
   01/01/2006 to 12/31/2006..............................................................   4.169836
   01/01/2007 to 12/31/2007..............................................................   4.609613
   01/01/2008 to 12/31/2008..............................................................   4.739479
   01/01/2009 to 12/31/2009..............................................................   3.634454
   01/01/2010 to 12/31/2010..............................................................   4.246281
   01/01/2011 to 12/31/2011..............................................................   4.604431
   01/01/2012 to 12/31/2012..............................................................   4.645523
   01/01/2013 to 12/31/2013..............................................................   5.106299
 MFS(Reg. TM) Total Return Sub-Account (previously Balanced Sub-Account)
   01/01/2004 to 04/30/2004..............................................................   1.497971
 MFS(Reg. TM) Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................................   1.223470
   01/01/2005 to 12/31/2005..............................................................   1.321605
   01/01/2006 to 12/31/2006..............................................................   1.283692
   01/01/2007 to 12/31/2007..............................................................   1.493936
   01/01/2008 to 12/31/2008..............................................................   1.415881
   01/01/2009 to 12/31/2009..............................................................   0.926991
   01/01/2010 to 12/31/2010..............................................................   1.103925
   01/01/2011 to 12/31/2011..............................................................   1.212096
   01/01/2012 to 12/31/2012..............................................................   1.204718
   01/01/2013 to 12/31/2013..............................................................   1.383816



                                                                                                AUV AT         ACCUM UNITS
                                                                                           ENDING OF PERIOD   END OF PERIOD
                                                                                          ------------------ --------------
 MFS(Reg. TM) Investors Trust Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................................     8.598035             12,295
   01/01/2005 to 12/31/2005..............................................................     9.077584             28,780
   01/01/2006 to 04/30/2006..............................................................     9.491938             30,412
 MFS(Reg. TM) Investors Trust Sub-Account (Class E)
   01/01/2004 to 12/31/2004..............................................................     0.865043          4,277,793
   01/01/2005 to 12/31/2005..............................................................     0.915101          3,742,961
   01/01/2006 to 04/30/2006..............................................................     0.957183                  0
 MFS(Reg. TM) Investors Trust Sub-Account (previously MFS(Reg. TM) Research Managers Sub-
   Account)
   01/01/2004 to 04/30/2004..............................................................     0.820699          1,666,173
 MFS(Reg. TM) Research International Sub-Account
   01/01/2004 to 12/31/2004..............................................................     1.138554          6,751,783
   01/01/2005 to 12/31/2005..............................................................     1.309109          8,044,802
   01/01/2006 to 12/31/2006..............................................................     1.636329          9,531,123
   01/01/2007 to 12/31/2007..............................................................     1.830665         11,227,223
   01/01/2008 to 12/31/2008..............................................................     1.041955         14,239,333
   01/01/2009 to 12/31/2009..............................................................     1.353830         15,823,211
   01/01/2010 to 12/31/2010..............................................................     1.489501         15,139,814
   01/01/2011 to 12/31/2011..............................................................     1.313426         14,293,130
   01/01/2012 to 12/31/2012..............................................................     1.513734         13,291,392
   01/01/2013 to 12/31/2013..............................................................     1.782816         12,029,888
 MFS(Reg. TM) Total Return Sub-Account
   05/01/2004 to 12/31/2004..............................................................     4.105109          2,827,816
   01/01/2005 to 12/31/2005..............................................................     4.169836          3,539,599
   01/01/2006 to 12/31/2006..............................................................     4.609613          3,776,779
   01/01/2007 to 12/31/2007..............................................................     4.739479          4,097,309
   01/01/2008 to 12/31/2008..............................................................     3.634454          3,543,635
   01/01/2009 to 12/31/2009..............................................................     4.246281          3,157,512
   01/01/2010 to 12/31/2010..............................................................     4.604431          2,934,643
   01/01/2011 to 12/31/2011..............................................................     4.645523          2,627,716
   01/01/2012 to 12/31/2012..............................................................     5.106299          2,418,823
   01/01/2013 to 12/31/2013..............................................................     5.985860          2,359,481
 MFS(Reg. TM) Total Return Sub-Account (previously Balanced Sub-Account)
   01/01/2004 to 04/30/2004..............................................................     1.485622          5,151,293
 MFS(Reg. TM) Value Sub-Account (Class B)
   05/01/2004 to 12/31/2004..............................................................     1.321605          1,638,566
   01/01/2005 to 12/31/2005..............................................................     1.283692          4,974,100
   01/01/2006 to 12/31/2006..............................................................     1.493936          7,079,420
   01/01/2007 to 12/31/2007..............................................................     1.415881          7,764,303
   01/01/2008 to 12/31/2008..............................................................     0.926991          8,306,094
   01/01/2009 to 12/31/2009..............................................................     1.103925          9,631,520
   01/01/2010 to 12/31/2010..............................................................     1.212096          9,994,817
   01/01/2011 to 12/31/2011..............................................................     1.204718          9,277,593
   01/01/2012 to 12/31/2012..............................................................     1.383816          7,845,415
   01/01/2013 to 12/31/2013..............................................................     1.850228          9,730,401

                                                                                       AUV AT
                                                                                    BEGINNING OF
                                                                                       PERIOD
                                                                                   --------------
 MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
   (Class B))
   05/01/2004 to 12/31/2004.......................................................   2.339585
   01/01/2005 to 12/31/2005.......................................................   2.641623
   01/01/2006 to 12/31/2006.......................................................   2.881043
   01/01/2007 to 12/31/2007.......................................................   3.177125
   01/01/2008 to 12/31/2008.......................................................   3.261051
   01/01/2009 to 12/31/2009.......................................................   1.961196
   01/01/2010 to 12/31/2010.......................................................   2.352990
   01/01/2011 to 12/31/2011.......................................................   2.655554
   01/01/2012 to 12/31/2012.......................................................   2.455195
   01/01/2013 to 04/26/2013.......................................................   2.799639
 MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
   Sub-Account (Class B))
   04/28/2008 to 12/31/2008.......................................................   9.998630
   01/01/2009 to 12/31/2009.......................................................   6.606975
   01/01/2010 to 12/31/2010.......................................................   8.148575
   01/01/2011 to 12/31/2011.......................................................   8.934468
   01/01/2012 to 12/31/2012.......................................................   8.775455
   01/01/2013 to 04/26/2013.......................................................   9.871855
 MFS(Reg. TM) Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004.......................................................   1.209630
   01/01/2005 to 12/31/2005.......................................................   1.329439
   01/01/2006 to 12/31/2006.......................................................   1.292717
   01/01/2007 to 12/31/2007.......................................................   1.505649
   01/01/2008 to 12/31/2008.......................................................   1.428431
   01/01/2009 to 12/31/2009.......................................................   0.936508
   01/01/2010 to 12/31/2010.......................................................   1.116052
   01/01/2011 to 12/31/2011.......................................................   1.226228
   01/01/2012 to 12/31/2012.......................................................   1.220786
   01/01/2013 to 12/31/2013.......................................................   1.403177
 MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
   (Class E))
   01/01/2004 to 12/31/2004.......................................................   2.376957
   01/01/2005 to 12/31/2005.......................................................   2.665706
   01/01/2006 to 12/31/2006.......................................................   2.909847
   01/01/2007 to 12/31/2007.......................................................   3.211992
   01/01/2008 to 12/31/2008.......................................................   3.300077
   01/01/2009 to 12/31/2009.......................................................   1.986910
   01/01/2010 to 12/31/2010.......................................................   2.387223
   01/01/2011 to 12/31/2011.......................................................   2.696996
   01/01/2012 to 12/31/2012.......................................................   2.495825
   01/01/2013 to 04/26/2013.......................................................   2.848880
 Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010.......................................................   1.313151
   01/01/2011 to 12/31/2011.......................................................   1.526629
   01/01/2012 to 12/31/2012.......................................................   1.403341
   01/01/2013 to 12/31/2013.......................................................   1.514449
 Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap
   Opportunities Sub-Account)
   01/01/2004 to 04/30/2004.......................................................   1.138274



                                                                                         AUV AT         ACCUM UNITS
                                                                                    ENDING OF PERIOD   END OF PERIOD
                                                                                   ------------------ --------------
 MFS(Reg. TM) Value Sub-Account (Class B) (previously FI Value Leaders Sub-Account
   (Class B))
   05/01/2004 to 12/31/2004.......................................................       2.641623          231,769
   01/01/2005 to 12/31/2005.......................................................       2.881043          474,382
   01/01/2006 to 12/31/2006.......................................................       3.177125          978,040
   01/01/2007 to 12/31/2007.......................................................       3.261051        1,359,040
   01/01/2008 to 12/31/2008.......................................................       1.961196        1,663,788
   01/01/2009 to 12/31/2009.......................................................       2.352990        1,729,121
   01/01/2010 to 12/31/2010.......................................................       2.655554        1,634,497
   01/01/2011 to 12/31/2011.......................................................       2.455195        1,606,290
   01/01/2012 to 12/31/2012.......................................................       2.799639        1,471,736
   01/01/2013 to 04/26/2013.......................................................       3.083746                0
 MFS(Reg. TM) Value Sub-Account (Class B) (previously Met/Franklin Mutual Shares
   Sub-Account (Class B))
   04/28/2008 to 12/31/2008.......................................................       6.606975           47,087
   01/01/2009 to 12/31/2009.......................................................       8.148575          117,516
   01/01/2010 to 12/31/2010.......................................................       8.934468          131,573
   01/01/2011 to 12/31/2011.......................................................       8.775455          147,071
   01/01/2012 to 12/31/2012.......................................................       9.871855          125,028
   01/01/2013 to 04/26/2013.......................................................      10.818884                0
 MFS(Reg. TM) Value Sub-Account (Class E)
   01/01/2004 to 12/31/2004.......................................................       1.329439        7,243,365
   01/01/2005 to 12/31/2005.......................................................       1.292717        6,792,026
   01/01/2006 to 12/31/2006.......................................................       1.505649        6,028,854
   01/01/2007 to 12/31/2007.......................................................       1.428431        5,312,067
   01/01/2008 to 12/31/2008.......................................................       0.936508        4,685,072
   01/01/2009 to 12/31/2009.......................................................       1.116052        4,618,016
   01/01/2010 to 12/31/2010.......................................................       1.226228        4,379,462
   01/01/2011 to 12/31/2011.......................................................       1.220786        3,779,837
   01/01/2012 to 12/31/2012.......................................................       1.403177        3,739,041
   01/01/2013 to 12/31/2013.......................................................       1.879550        5,223,767
 MFS(Reg. TM) Value Sub-Account (Class E) (previously FI Value Leaders Sub-Account
   (Class E))
   01/01/2004 to 12/31/2004.......................................................       2.665706        1,518,691
   01/01/2005 to 12/31/2005.......................................................       2.909847        1,531,374
   01/01/2006 to 12/31/2006.......................................................       3.211992        1,575,063
   01/01/2007 to 12/31/2007.......................................................       3.300077        1,322,383
   01/01/2008 to 12/31/2008.......................................................       1.986910        1,215,193
   01/01/2009 to 12/31/2009.......................................................       2.387223        1,021,048
   01/01/2010 to 12/31/2010.......................................................       2.696996          919,043
   01/01/2011 to 12/31/2011.......................................................       2.495825          906,982
   01/01/2012 to 12/31/2012.......................................................       2.848880          873,773
   01/01/2013 to 04/26/2013.......................................................       3.139099                0
 Morgan Stanley Mid Cap Growth Sub-Account
   05/03/2010 to 12/31/2010.......................................................       1.526629        3,444,895
   01/01/2011 to 12/31/2011.......................................................       1.403341        2,947,057
   01/01/2012 to 12/31/2012.......................................................       1.514449        2,729,907
   01/01/2013 to 12/31/2013.......................................................       2.079295        2,302,417
 Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap
   Opportunities Sub-Account)
   01/01/2004 to 04/30/2004.......................................................       1.128525        1,573,543

                                                                                AUV AT
                                                                             BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                            -------------- ------------------ --------------
 Morgan Stanley Mid Cap Growth Sub-Account (previously FI Mid Cap
   Opportunities Sub-Account and before that Janus Mid Cap Sub-Account))
   01/01/2004 to 12/31/2004................................................   1.446896         1.669317          2,383,428
   01/01/2005 to 12/31/2005................................................   1.669317         1.758487          2,431,850
   01/01/2006 to 12/31/2006................................................   1.758487         1.937436          2,742,360
   01/01/2007 to 12/31/2007................................................   1.937436         2.068418          2,794,431
   01/01/2008 to 12/31/2008................................................   2.068418         0.910364          3,198,705
   01/01/2009 to 12/31/2009................................................   0.910364         1.200530          3,495,348
   01/01/2010 to 04/30/2010................................................   1.200530         1.299979                  0
 MSCI EAFE(Reg. TM) Index Sub-Account
   01/01/2004 to 12/31/2004................................................   0.952936         1.122429          8,204,327
   01/01/2005 to 12/31/2005................................................   1.122429         1.251881          9,180,604
   01/01/2006 to 12/31/2006................................................   1.251881         1.550980         10,374,851
   01/01/2007 to 12/31/2007................................................   1.550980         1.692742         10,904,460
   01/01/2008 to 12/31/2008................................................   1.692742         0.966221         11,913,657
   01/01/2009 to 12/31/2009................................................   0.966221         1.224149         12,026,884
   01/01/2010 to 12/31/2010................................................   1.224149         1.304612         11,781,624
   01/01/2011 to 12/31/2011................................................   1.304612         1.125462         10,784,562
   01/01/2012 to 12/31/2012................................................   1.125462         1.311735         10,299,695
   01/01/2013 to 12/31/2013................................................   1.311735         1.574230          9,793,319
 Neuberger Berman Genesis Sub-account (previously BlackRock Strategic Value
   Sub-Account (Class B))
   05/01/2004 to 12/31/2004................................................   1.620412         1.824830          2,239,279
   01/01/2005 to 12/31/2005................................................   1.824830         1.872688          3,863,369
   01/01/2006 to 12/31/2006................................................   1.872688         2.153590          4,265,916
   01/01/2007 to 12/31/2007................................................   2.153590         2.048187          4,357,648
   01/01/2008 to 12/31/2008................................................   2.048187         1.242823          4,134,957
   01/01/2009 to 12/31/2009................................................   1.242823         1.384911          4,298,051
   01/01/2010 to 12/31/2010................................................   1.384911         1.659607          3,991,633
   01/01/2011 to 12/31/2011................................................   1.659607         1.729288          3,458,824
   01/01/2012 to 12/31/2012................................................   1.729288         1.874252          2,913,779
   01/01/2013 to 12/31/2013................................................   1.874252         2.557836          3,879,162
 Neuberger Berman Genesis Sub-account (Class B) (previously MLA Mid Cap
   Sub-Account (Class B))
   01/01/2004 to 12/31/2004................................................   1.206674         1.363269          3,127,787
   01/01/2005 to 12/31/2005................................................   1.363269         1.454880          3,378,703
   01/01/2006 to 12/31/2006................................................   1.454880         1.647714          3,509,898
   01/01/2007 to 12/31/2007................................................   1.647714         1.583033          4,606,938
   01/01/2008 to 12/31/2008................................................   1.583033         0.964552          4,493,691
   01/01/2009 to 12/31/2009................................................   0.964552         1.302750          4,384,075
   01/01/2010 to 12/31/2010................................................   1.302750         1.580673          3,904,797
   01/01/2011 to 12/31/2011................................................   1.580673         1.478714          3,462,764
   01/01/2012 to 12/31/2012................................................   1.478714         1.537436          3,246,151
   01/01/2013 to 04/26/2013................................................   1.537436         1.667799                  0

                                                                                AUV AT
                                                                             BEGINNING OF        AUV AT         ACCUM UNITS
                                                                                PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                            -------------- ------------------ --------------
 Neuberger Berman Genesis Sub-account (previously BlackRock Strategic Value
   Sub-Account (Class E))
   01/01/2004 to 12/31/2004................................................     1.608449         1.829325       20,138,730
   01/01/2005 to 12/31/2005................................................     1.829325         1.878142       18,102,180
   01/01/2006 to 12/31/2006................................................     1.878142         2.163555       15,695,178
   01/01/2007 to 12/31/2007................................................     2.163555         2.060108       13,310,200
   01/01/2008 to 12/31/2008................................................     2.060108         1.251164       11,254,485
   01/01/2009 to 12/31/2009................................................     1.251164         1.395279       10,519,987
   01/01/2010 to 12/31/2010................................................     1.395279         1.673556        9,153,087
   01/01/2011 to 12/31/2011................................................     1.673556         1.744679        8,117,201
   01/01/2012 to 12/31/2012................................................     1.744679         1.893490        7,817,628
   01/01/2013 to 12/31/2013................................................     1.893490         2.587536        7,800,433
 Oppenheimer Global Equity Sub-Account (Class B)
   05/01/2004 to 12/31/2004................................................    12.890720        14.884624            9,455
   01/01/2005 to 12/31/2005................................................    14.884624        17.049221          102,857
   01/01/2006 to 12/31/2006................................................    17.049221        19.591226          263,366
   01/01/2007 to 12/31/2007................................................    19.591226        20.558001          316,449
   01/01/2008 to 12/31/2008................................................    20.558001        12.067810          328,343
   01/01/2009 to 12/31/2009................................................    12.067810        16.661401          368,412
   01/01/2010 to 12/31/2010................................................    16.661401        19.075224          371,598
   01/01/2011 to 12/31/2011................................................    19.075224        17.255289          362,215
   01/01/2012 to 12/31/2012................................................    17.255289        20.648122          341,586
   01/01/2013 to 12/31/2013................................................    20.648122        25.920515          340,331
 Oppenheimer Global Equity Sub-Account (Class B) (previously Met/Templeton
   Growth Sub-Account (Class B))
   04/28/2008 to 12/31/2008................................................     9.998630         6.576079           16,265
   01/01/2009 to 12/31/2009................................................     6.576079         8.612912           39,641
   01/01/2010 to 12/31/2010................................................     8.612912         9.157401           46,058
   01/01/2011 to 12/31/2011................................................     9.157401         8.420132           53,243
   01/01/2012 to 12/31/2012................................................     8.420132        10.162159           75,523
   01/01/2013 to 04/26/2013................................................    10.162159        10.808590                0
 PIMCO Inflation Protection Bond Sub-Account
   05/01/2006 to 12/31/2006................................................    11.045105        11.164159           66,101
   01/01/2007 to 12/31/2007................................................    11.164159        12.215182          182,408
   01/01/2008 to 12/31/2008................................................    12.215182        11.231981        1,054,294
   01/01/2009 to 12/31/2009................................................    11.231981        13.094502        1,613,884
   01/01/2010 to 12/31/2010................................................    13.094502        13.935515        1,771,802
   01/01/2011 to 12/31/2011................................................    13.935515        15.296151        1,760,309
   01/01/2012 to 12/31/2012................................................    15.296151        16.484512        1,848,457
   01/01/2013 to 12/31/2013................................................    16.484512        14.769772        1,485,438
 PIMCO Total Return Sub-Account
   01/01/2004 to 12/31/2004................................................     1.173147         1.216239       40,652,548
   01/01/2005 to 12/31/2005................................................     1.216239         1.228169       48,734,602
   01/01/2006 to 12/31/2006................................................     1.228169         1.267751       55,367,514
   01/01/2007 to 12/31/2007................................................     1.267751         1.346621       57,456,286
   01/01/2008 to 12/31/2008................................................     1.346621         1.335298       53,339,495
   01/01/2009 to 12/31/2009................................................     1.335298         1.556458       55,937,260
   01/01/2010 to 12/31/2010................................................     1.556458         1.662717       57,401,705
   01/01/2011 to 12/31/2011................................................     1.662717         1.694164       52,839,717
   01/01/2012 to 12/31/2012................................................     1.694164         1.828115       51,382,652
   01/01/2013 to 12/31/2013................................................     1.828115         1.770825       48,927,205
 Pyramis(Reg. TM) Government Income Sub-Account
   04/30/2012 to 12/31/2012................................................    10.788862        10.966708           51,144
   01/01/2013 to 12/31/2013................................................    10.966708        10.340997           44,189

                                                          AUV AT
                                                       BEGINNING OF        AUV AT         ACCUM UNITS
                                                          PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                      -------------- ------------------ --------------
 Pyramis(Reg. TM) Managed Risk Sub-Account (Class B)
   04/29/2013 to 12/31/2013..........................    10.216514        10.764512           20,266
 Russell 2000(Reg. TM) Index Sub-Account
   01/01/2004 to 12/31/2004..........................     1.342601         1.556617        6,724,020
   01/01/2005 to 12/31/2005..........................     1.556617         1.603443        7,566,069
   01/01/2006 to 12/31/2006..........................     1.603443         1.861978        7,837,846
   01/01/2007 to 12/31/2007..........................     1.861978         1.807382        7,611,161
   01/01/2008 to 12/31/2008..........................     1.807382         1.183877        7,487,946
   01/01/2009 to 12/31/2009..........................     1.183877         1.469189        7,665,060
   01/01/2010 to 12/31/2010..........................     1.469189         1.836584        7,228,201
   01/01/2011 to 12/31/2011..........................     1.836584         1.736057        6,591,657
   01/01/2012 to 12/31/2012..........................     1.736057         1.989571        6,370,694
   01/01/2013 to 12/31/2013..........................     1.989571         2.715088        6,031,023
 Schroders Global Multi-Asset Sub-Account
   04/30/2012 to 12/31/2012..........................     1.010771         1.069250          276,497
   01/01/2013 to 12/31/2013..........................     1.069250         1.162736          663,254
 SSgA Growth and Income ETF Sub-Account
   05/01/2006 to 12/31/2006..........................    10.522679        11.181857           16,259
   01/01/2007 to 12/31/2007..........................    11.181857        11.638374           36,637
   01/01/2008 to 12/31/2008..........................    11.638374         8.613162          122,202
   01/01/2009 to 12/31/2009..........................     8.613162        10.623115          876,197
   01/01/2010 to 12/31/2010..........................    10.623115        11.775196        1,504,561
   01/01/2011 to 12/31/2011..........................    11.775196        11.752610        1,860,574
   01/01/2012 to 12/31/2012..........................    11.752610        13.096697        1,945,650
   01/01/2013 to 12/31/2013..........................    13.096697        14.606564        1,885,481
 SSgA Growth ETF Sub-Account
   05/01/2006 to 12/31/2006..........................    10.713720        11.437139           34,142
   01/01/2007 to 12/31/2007..........................    11.437139        11.928919           59,977
   01/01/2008 to 12/31/2008..........................    11.928919         7.896564          103,666
   01/01/2009 to 12/31/2009..........................     7.896564        10.067760          345,329
   01/01/2010 to 12/31/2010..........................    10.067760        11.350024          579,655
   01/01/2011 to 12/31/2011..........................    11.350024        10.970664          962,208
   01/01/2012 to 12/31/2012..........................    10.970664        12.462261        1,068,387
   01/01/2013 to 12/31/2013..........................    12.462261        14.531710        1,189,057
 T. Rowe Price Large Cap Growth Sub-Account (Class B)
   05/01/2004 to 12/31/2004..........................     1.125926         1.221288          978,390
   01/01/2005 to 12/31/2005..........................     1.221288         1.282478        4,973,054
   01/01/2006 to 12/31/2006..........................     1.282478         1.429754        6,945,697
   01/01/2007 to 12/31/2007..........................     1.429754         1.541110        8,339,019
   01/01/2008 to 12/31/2008..........................     1.541110         0.882672        8,941,806
   01/01/2009 to 12/31/2009..........................     0.882672         1.246862        9,760,521
   01/01/2010 to 12/31/2010..........................     1.246862         1.437558        9,024,125
   01/01/2011 to 12/31/2011..........................     1.437558         1.400780        7,722,539
   01/01/2012 to 12/31/2012..........................     1.400780         1.641614        6,823,178
   01/01/2013 to 12/31/2013..........................     1.641614         2.249750        8,322,592

                                                                          AUV AT
                                                                       BEGINNING OF        AUV AT         ACCUM UNITS
                                                                          PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                      -------------- ------------------ --------------
 T. Rowe Price Large Cap Growth Sub-Account (Class B) (previously RCM
   Technology Sub-Account (Class B))
   01/01/2004 to 12/31/2004..........................................   0.462007         0.436579          6,922,678
   01/01/2005 to 12/31/2005..........................................   0.436579         0.478666          6,389,625
   01/01/2006 to 12/31/2006..........................................   0.478666         0.498010          5,891,296
   01/01/2007 to 12/31/2007..........................................   0.498010         0.646824          6,439,657
   01/01/2008 to 12/31/2008..........................................   0.646824         0.354822          6,324,933
   01/01/2009 to 12/31/2009..........................................   0.354822         0.557073          8,303,869
   01/01/2010 to 12/31/2010..........................................   0.557073         0.702494          8,305,602
   01/01/2011 to 12/31/2011..........................................   0.702494         0.625134          8,270,961
   01/01/2012 to 12/31/2012..........................................   0.625134         0.692138          7,018,622
   01/01/2013 to 04/26/2013..........................................   0.692138         0.724129                  0
 T. Rowe Price Mid Cap Growth Sub-Account
   01/01/2004 to 12/31/2004..........................................   0.615144         0.715759         12,892,638
   01/01/2005 to 12/31/2005..........................................   0.715759         0.810287         17,133,576
   01/01/2006 to 12/31/2006..........................................   0.810287         0.849577         20,689,731
   01/01/2007 to 12/31/2007..........................................   0.849577         0.986943         22,527,544
   01/01/2008 to 12/31/2008..........................................   0.986943         0.587233         23,879,613
   01/01/2009 to 12/31/2009..........................................   0.587233         0.843649         24,810,574
   01/01/2010 to 12/31/2010..........................................   0.843649         1.063824         23,199,523
   01/01/2011 to 12/31/2011..........................................   1.063824         1.033326         21,516,918
   01/01/2012 to 12/31/2012..........................................   1.033326         1.160049         19,970,913
   01/01/2013 to 12/31/2013..........................................   1.160049         1.564703         17,503,794
 T. Rowe Price Small Cap Growth Sub-Account
   05/01/2004 to 12/31/2004..........................................   1.251553         1.335628            110,140
   01/01/2005 to 12/31/2005..........................................   1.335628         1.460425            493,836
   01/01/2006 to 12/31/2006..........................................   1.460425         1.494666          1,539,292
   01/01/2007 to 12/31/2007..........................................   1.494666         1.616706          2,069,225
   01/01/2008 to 12/31/2008..........................................   1.616706         1.016726          2,681,339
   01/01/2009 to 12/31/2009..........................................   1.016726         1.392028          3,189,399
   01/01/2010 to 12/31/2010..........................................   1.392028         1.851269          3,479,713
   01/01/2011 to 12/31/2011..........................................   1.851269         1.854778          3,757,472
   01/01/2012 to 12/31/2012..........................................   1.854778         2.123011          3,752,380
   01/01/2013 to 12/31/2013..........................................   2.123011         3.022761          3,386,368
 Western Asset Management Strategic Bond Opportunities Sub-Account
   (Class B)
   05/01/2004 to 12/31/2004..........................................   1.892562         2.008364          1,521,011
   01/01/2005 to 12/31/2005..........................................   2.008364         2.034295          4,035,933
   01/01/2006 to 12/31/2006..........................................   2.034295         2.106035          6,894,191
   01/01/2007 to 12/31/2007..........................................   2.106035         2.156764          9,339,891
   01/01/2008 to 12/31/2008..........................................   2.156764         1.805664          8,481,623
   01/01/2009 to 12/31/2009..........................................   1.805664         2.351962          7,655,067
   01/01/2010 to 12/31/2010..........................................   2.351962         2.612056          7,185,660
   01/01/2011 to 12/31/2011..........................................   2.612056         2.730217          6,509,638
   01/01/2012 to 12/31/2012..........................................   2.730217         3.000612          5,483,580
   01/01/2013 to 12/31/2013..........................................   3.000612         2.987841          5,277,347

                                                                       AUV AT
                                                                    BEGINNING OF        AUV AT         ACCUM UNITS
                                                                       PERIOD      ENDING OF PERIOD   END OF PERIOD
                                                                   -------------- ------------------ --------------
 Western Asset Management Strategic Bond Opportunities Sub-Account
   (Class E)
   01/01/2004 to 12/31/2004.......................................     1.926993         2.026247       11,481,473
   01/01/2005 to 12/31/2005.......................................     2.026247         2.054618       11,641,713
   01/01/2006 to 12/31/2006.......................................     2.054618         2.127675        9,554,380
   01/01/2007 to 12/31/2007.......................................     2.127675         2.182804        9,028,855
   01/01/2008 to 12/31/2008.......................................     2.182804         1.829815        6,919,792
   01/01/2009 to 12/31/2009.......................................     1.829815         2.384927        5,878,824
   01/01/2010 to 12/31/2010.......................................     2.384927         2.652627        5,158,771
   01/01/2011 to 12/31/2011.......................................     2.652627         2.774990        4,527,718
   01/01/2012 to 12/31/2012.......................................     2.774990         3.049932        4,468,621
   01/01/2013 to 12/31/2013.......................................     3.049932         3.040209        4,243,568
 Western Asset Management U.S. Government Sub-Account (Class B)
   05/01/2004 to 12/31/2004.......................................     1.564295         1.603184        2,078,192
   01/01/2005 to 12/31/2005.......................................     1.603184         1.605346        7,317,339
   01/01/2006 to 12/31/2006.......................................     1.605346         1.647525       11,261,412
   01/01/2007 to 12/31/2007.......................................     1.647525         1.692572       11,740,506
   01/01/2008 to 12/31/2008.......................................     1.692572         1.662594       10,725,573
   01/01/2009 to 12/31/2009.......................................     1.662594         1.708936       11,031,453
   01/01/2010 to 12/31/2010.......................................     1.708936         1.780406       10,660,862
   01/01/2011 to 12/31/2011.......................................     1.780406         1.850934        8,975,048
   01/01/2012 to 12/31/2012.......................................     1.850934         1.883528        7,569,591
   01/01/2013 to 12/31/2013.......................................     1.883528         1.843291        7,277,813
 Western Asset Management U.S. Government Sub-Account (Class E)
   01/01/2004 to 12/31/2004.......................................     1.591992         1.616267       12,870,374
   01/01/2005 to 12/31/2005.......................................     1.616267         1.621457       11,846,856
   01/01/2006 to 12/31/2006.......................................     1.621457         1.665022       10,367,600
   01/01/2007 to 12/31/2007.......................................     1.665022         1.712175        9,246,950
   01/01/2008 to 12/31/2008.......................................     1.712175         1.683611        7,437,793
   01/01/2009 to 12/31/2009.......................................     1.683611         1.732292        6,429,406
   01/01/2010 to 12/31/2010.......................................     1.732292         1.807791        5,723,276
   01/01/2011 to 12/31/2011.......................................     1.807791         1.879693        5,490,461
   01/01/2012 to 12/31/2012.......................................     1.879693         1.914644        5,384,430
   01/01/2013 to 12/31/2013.......................................     1.914644         1.876688        4,501,230
 American Funds Bond Sub-Account
   05/01/2006 to 12/31/2006.......................................    14.692602        15.412255          206,337
   01/01/2007 to 12/31/2007.......................................    15.412255        15.686896          874,300
   01/01/2008 to 12/31/2008.......................................    15.686896        14.008133        1,018,827
   01/01/2009 to 12/31/2009.......................................    14.008133        15.539138        1,255,918
   01/01/2010 to 12/31/2010.......................................    15.539138        16.294330        1,273,489
   01/01/2011 to 12/31/2011.......................................    16.294330        17.032138        1,183,274
   01/01/2012 to 12/31/2012.......................................    17.032138        17.678788        1,131,418
   01/01/2013 to 12/31/2013.......................................    17.678788        17.039693        1,041,358
 American Funds Global Small Capitalization Sub-Account
   01/01/2004 to 12/31/2004.......................................     1.628167         1.938776        7,451,246
   01/01/2005 to 12/31/2005.......................................     1.938776         2.394218       10,097,133
   01/01/2006 to 12/31/2006.......................................     2.394218         2.926019       12,290,858
   01/01/2007 to 12/31/2007.......................................     2.926019         3.499836       13,271,602
   01/01/2008 to 12/31/2008.......................................     3.499836         1.602339       14,771,356
   01/01/2009 to 12/31/2009.......................................     1.602339         2.546052       15,166,394
   01/01/2010 to 12/31/2010.......................................     2.546052         3.070363       14,013,563
   01/01/2011 to 12/31/2011.......................................     3.070363         2.445651       13,252,229
   01/01/2012 to 12/31/2012.......................................     2.445651         2.846979       12,370,960
   01/01/2013 to 12/31/2013.......................................     2.846979         3.597721       11,196,607

                                              AUV AT
                                           BEGINNING OF        AUV AT         ACCUM UNITS
                                              PERIOD      ENDING OF PERIOD   END OF PERIOD
                                          -------------- ------------------ --------------
 American Funds Growth Sub-Account
   01/01/2004 to 12/31/2004..............    11.312295        12.536032       5,226,860
   01/01/2005 to 12/31/2005..............    12.536032        14.349601       6,391,197
   01/01/2006 to 12/31/2006..............    14.349601        15.580943       7,344,549
   01/01/2007 to 12/31/2007..............    15.580943        17.242941       7,406,684
   01/01/2008 to 12/31/2008..............    17.242941         9.516563       7,930,190
   01/01/2009 to 12/31/2009..............     9.516563        13.069714       8,155,226
   01/01/2010 to 12/31/2010..............    13.069714        15.280475       7,612,313
   01/01/2011 to 12/31/2011..............    15.280475        14.409611       6,869,478
   01/01/2012 to 12/31/2012..............    14.409611        16.733476       6,381,239
   01/01/2013 to 12/31/2013..............    16.733476        21.446603       5,625,532
 American Funds Growth-Income Sub-Account
   01/01/2004 to 12/31/2004..............     8.803389         9.571662       5,903,453
   01/01/2005 to 12/31/2005..............     9.571662         9.979509       7,052,462
   01/01/2006 to 12/31/2006..............     9.979509        11.326003       7,204,668
   01/01/2007 to 12/31/2007..............    11.326003        11.719080       7,191,793
   01/01/2008 to 12/31/2008..............    11.719080         7.174678       7,297,775
   01/01/2009 to 12/31/2009..............     7.174678         9.275941       7,220,617
   01/01/2010 to 12/31/2010..............     9.275941        10.182078       6,781,486
   01/01/2011 to 12/31/2011..............    10.182078         9.847231       6,074,240
   01/01/2012 to 12/31/2012..............     9.847231        11.395661       5,601,622
   01/01/2013 to 12/31/2013..............    11.395661        14.986816       4,983,702


                               THE FIXED ACCOUNT

     Unless you request otherwise, a partial withdrawal will reduce the Contract Value in the subaccounts of the Variable Account and the Fixed Account proportionately. The annual Contract Administrative Fee will be deducted entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or the Company's general account. Except as described below, amounts in the Fixed Account are subject to the same rights and limitations as are amounts in the Variable Account with respect to transfers, withdrawals and partial withdrawals. The following special rules apply to transfers involving the Fixed Account.

     The amount of Contract Value which you may transfer from the Fixed Account
     --------------------------------------------------------------------------
is limited to the greater of: 25% of the Contract Value in the Fixed Account on
-------------------------------------------------------------------------------
the most recent Contract Anniversary, and the amount of Contract Value that was
-------------------------------------------------------------------------------
transferred from the Fixed Account in the previous Contract Year (amounts
-------------------------------------------------------------------------
transferred under a DCA program are not included), except with our consent.
---------------------------------------------------------------------------
However these limits do not apply to new deposits to the Fixed Account for which you elected a dollar cost averaging program within 30 days from the date of the deposit. In such case, the amount of Contract Value which you may transfer from the Fixed Account will be the greatest of: a) 25% of the Contract Value in the Fixed Account on the most recent Contract Anniversary; b) the amount of Contract Value that you transferred from the Fixed Account in the previous Contract Year; or c) the amount of Contract Value in the Fixed Account to be transferred out of the Fixed Account under dollar cost averaging elected on new deposits within 30 days from the date of deposit. We allow one dollar cost averaging program to be active at a time. Therefore, if you transfer pre-existing assets (corresponding to Contract Value for which the dollar cost averaging program was not elected within 30 days from the date of each deposit) out of the Fixed Account under the dollar cost averaging program and would like to transfer up to 100% of new deposits under the program, then the dollar cost averaging program on the pre- existing assets will be canceled and a new program will begin with respect to new deposits. In this case, the pre-existing assets may still be transferred out of the Fixed Account, however, not under a dollar cost averaging program, subject to the limitations on transfers generally out of the Fixed Account. We intend to restrict purchase payments and transfers of Contract Value into the Fixed Account: (1) if the interest rate which we would credit to the deposit would be equivalent to the guaranteed minimum rate (the minimum rate on the Fixed Account is

1.5% but may be higher in your state or may be higher for contracts sold prior to September 2, 2003); or (2) if the total Contract Value in the Fixed Account exceeds a maximum amount published by us. In addition, we intend to restrict transfers of Contract Value into the Fixed Account, and reserve the right to restrict purchase payments into the Fixed Account, for 180 days following a transfer out of the Fixed Account.

     Currently we are not imposing the restrictions on transfers out of the Fixed Account but we have the right to reimpose them at any time.

     We reserve the right to delay transfers, withdrawals and partial withdrawals from the Fixed Account for up to six months.


                          TAX STATUS OF THE CONTRACTS

     Tax law imposed several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

     DIVERSIFICATION REQUIREMENTS. Section 817 of the Internal Revenue Code
(Code) requires that the investments of each investment division of the separate account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

     If underlying fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the fund may fail the diversification requirements of Section 817, which could have adverse tax consequences for variable contract owners, including losing the benefit of tax deferral.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract (or on the death of, or change in, any primary annuitant where the Contract is owned by a non-natural person). Specifically, section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner's death. The designated beneficiary refers to a natural person designated by the Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.




     The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

     Other rules may apply to Qualified Contracts.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The financial statements and financial highlights comprising each of the Subaccounts of New England Variable Annuity Separate Account included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

     The consolidated financial statements of New England Life Insurance Company and subsidiary (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unmodified opinion and includes an other matter paragraph related to the Company being a member of a controlled group). Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


     The consolidated financial statements and related financial statement schedules of Metropolitan Life Insurance Company and subsidiaries, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


     The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.


                                 LEGAL MATTERS

     The SEC requires the Eligible Funds' Board of Trustees (or Directors) to monitor events to identify conflicts that may arise from the sale of shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies and to Qualified Plans, if applicable. Conflicts could arise as a result of changes in state insurance law or Federal income tax law, changes in investment management of any portfolio of the Eligible Funds, or differences between voting instructions given by variable life and variable annuity contract owners and Qualified Plans, for example. If there is a material conflict, the Boards of Trustees (or Directors) will have an obligation to determine what action should be taken, including the removal of the affected subaccount(s) from the Eligible Fund(s), if necessary. If the Company believes any Eligible Fund action is insufficient, the Company will consider taking other action to protect Contract Owners. There could, however, be unavoidable delays or interruptions of operations of the Variable Account that the Company may be unable to remedy.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
New England Variable Annuity Separate Account and Board of Directors of
New England Life Insurance Company

We have audited the accompanying statements of assets and liabilities of New England Variable Annuity Separate Account (the "Separate Account") of New England Life Insurance Company (the "Company") comprising each of the individual Subaccounts listed in Note 2 as of December 31, 2013, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2013, by correspondence with the custodian or mutual fund company. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2013, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 27, 2014

This page is intentionally left blank.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2013


                                                                    AMERICAN FUNDS
                                               AMERICAN FUNDS        GLOBAL SMALL         AMERICAN FUNDS        AMERICAN FUNDS
                                                    BOND            CAPITALIZATION            GROWTH             GROWTH-INCOME
                                                 SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            -------------------   -------------------   -------------------   ------------------
ASSETS:
   Investments at fair value..............  $        39,394,225   $       133,338,533   $       382,996,194   $      238,636,526
   Due from New England Life
     Insurance Company....................                   --                    --                    --                   --
                                            -------------------   -------------------   -------------------   ------------------
       Total Assets.......................           39,394,225           133,338,533           382,996,194          238,636,526
                                            -------------------   -------------------   -------------------   ------------------
LIABILITIES:
   Accrued fees...........................                  122                   135                   174                  131
   Due to New England Life
     Insurance Company....................                    1                     2                     1                    2
                                            -------------------   -------------------   -------------------   ------------------
       Total Liabilities..................                  123                   137                   175                  133
                                            -------------------   -------------------   -------------------   ------------------

NET ASSETS................................  $        39,394,102   $       133,338,396   $       382,996,019   $      238,636,393
                                            ===================   ===================   ===================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        39,394,102   $       132,958,350   $       382,283,071   $      238,125,078
   Net assets from contracts in payout....                   --               380,046               712,948              511,315
                                            -------------------   -------------------   -------------------   ------------------
       Total Net Assets...................  $        39,394,102   $       133,338,396   $       382,996,019   $      238,636,393
                                            ===================   ===================   ===================   ==================



 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                                 MIST
                                           ALLIANCEBERNSTEIN       MIST AMERICAN        MIST AMERICAN        MIST AMERICAN
                                            GLOBAL DYNAMIC        FUNDS BALANCED        FUNDS GROWTH        FUNDS MODERATE
                                              ALLOCATION            ALLOCATION           ALLOCATION           ALLOCATION
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $         3,949,679  $       181,618,264  $        329,912,541  $       140,991,916
   Due from New England Life
     Insurance Company..................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................            3,949,679          181,618,264           329,912,541          140,991,916
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   59                   68                    88                  100
   Due to New England Life
     Insurance Company..................                    1                    1                     1                    1
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   60                   69                    89                  101
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $         3,949,619  $       181,618,195  $        329,912,452  $       140,991,815
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         3,949,619  $       181,618,195  $        329,912,452  $       140,991,815
   Net assets from contracts in payout..                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $         3,949,619  $       181,618,195  $        329,912,452  $       140,991,815
                                          ===================  ===================  ====================  ===================



                                                                  MIST BLACKROCK
                                             MIST AQR GLOBAL      GLOBAL TACTICAL      MIST BLACKROCK         MIST CLARION
                                              RISK BALANCED         STRATEGIES         LARGE CAP CORE      GLOBAL REAL ESTATE
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         11,175,519  $         8,021,749  $        16,195,131  $        67,667,348
   Due from New England Life
     Insurance Company..................                    --                   --                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Assets.....................            11,175,519            8,021,749           16,195,131           67,667,348
                                          --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    81                   97                  232                  125
   Due to New England Life
     Insurance Company..................                    --                    2                    2                    3
                                          --------------------  -------------------  -------------------  -------------------
       Total Liabilities................                    81                   99                  234                  128
                                          --------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $         11,175,438  $         8,021,650  $        16,194,897  $        67,667,220
                                          ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         11,175,438  $         8,021,650  $        16,151,813  $        67,667,220
   Net assets from contracts in payout..                    --                   --               43,084                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $         11,175,438  $         8,021,650  $        16,194,897  $        67,667,220
                                          ====================  ===================  ===================  ===================




                                            MIST CLEARBRIDGE     MIST CLEARBRIDGE
                                          AGGRESSIVE GROWTH II   AGGRESSIVE GROWTH
                                               SUBACCOUNT           SUBACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $         50,467,905  $        33,958,060
   Due from New England Life
     Insurance Company..................                    --                   --
                                          --------------------  -------------------
       Total Assets.....................            50,467,905           33,958,060
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   142                  397
   Due to New England Life
     Insurance Company..................                    --                    5
                                          --------------------  -------------------
       Total Liabilities................                   142                  402
                                          --------------------  -------------------

NET ASSETS..............................  $         50,467,763  $        33,957,658
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         50,450,855  $        33,685,521
   Net assets from contracts in payout..                16,908              272,137
                                          --------------------  -------------------
       Total Net Assets.................  $         50,467,763  $        33,957,658
                                          ====================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                               MIST HARRIS         MIST INVESCO
                                                 OAKMARK           BALANCED-RISK        MIST INVESCO         MIST INVESCO
                                              INTERNATIONAL         ALLOCATION          MID CAP VALUE      SMALL CAP GROWTH
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       140,495,361  $          5,459,948  $        72,645,728  $        12,796,961
   Due from New England Life
     Insurance Company..................                   --                    --                    2                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Assets.....................          140,495,361             5,459,948           72,645,730           12,796,961
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  264                    59                  216                  173
   Due to New England Life
     Insurance Company..................                    4                    --                   --                    2
                                          -------------------  --------------------  -------------------  -------------------
       Total Liabilities................                  268                    59                  216                  175
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $       140,495,093  $          5,459,889  $        72,645,514  $        12,796,786
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       139,888,511  $          5,459,889  $        72,086,888  $        12,779,007
   Net assets from contracts in payout..              606,582                    --              558,626               17,779
                                          -------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $       140,495,093  $          5,459,889  $        72,645,514  $        12,796,786
                                          ===================  ====================  ===================  ===================



                                             MIST JPMORGAN                                                 MIST MET/FRANKLIN
                                             GLOBAL ACTIVE      MIST LOOMIS SAYLES    MIST LORD ABBETT       LOW DURATION
                                              ALLOCATION          GLOBAL MARKETS       BOND DEBENTURE        TOTAL RETURN
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $         3,975,873  $         8,800,901  $         84,415,034  $        10,762,691
   Due from New England Life
     Insurance Company..................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................            3,975,873            8,800,901            84,415,034           10,762,691
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   79                   92                   116                  140
   Due to New England Life
     Insurance Company..................                    1                    1                     1                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   80                   93                   117                  140
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $         3,975,793  $         8,800,808  $         84,414,917  $        10,762,551
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         3,975,793  $         8,800,808  $         84,322,442  $        10,762,551
   Net assets from contracts in payout..                   --                   --                92,475                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $         3,975,793  $         8,800,808  $         84,414,917  $        10,762,551
                                          ===================  ===================  ====================  ===================




                                              MIST METLIFE          MIST METLIFE
                                           AGGRESSIVE STRATEGY      BALANCED PLUS
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $        32,390,407   $        15,182,204
   Due from New England Life
     Insurance Company..................                   --                    --
                                          --------------------  -------------------
       Total Assets.....................           32,390,407            15,182,204
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  150                    32
   Due to New England Life
     Insurance Company..................                    1                    --
                                          --------------------  -------------------
       Total Liabilities................                  151                    32
                                          --------------------  -------------------

NET ASSETS..............................  $        32,390,256   $        15,182,172
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        32,390,256   $        15,182,172
   Net assets from contracts in payout..                   --                    --
                                          --------------------  -------------------
       Total Net Assets.................  $        32,390,256   $        15,182,172
                                          ====================  ===================




 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                                                      MIST                                      MIST
                                             MIST METLIFE      METLIFE MULTI-INDEX    MIST MFS RESEARCH    MORGAN STANLEY
                                            GROWTH STRATEGY       TARGETED RISK         INTERNATIONAL      MID CAP GROWTH
                                              SUBACCOUNT           SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        20,103,394  $          579,495   $        68,276,411  $        17,352,469
   Due from New England Life
     Insurance Company..................                   --                  --                    --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................           20,103,394             579,495            68,276,411           17,352,469
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   70                  62                   165                  198
   Due to New England Life
     Insurance Company..................                    1                   1                     4                    3
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   71                  63                   169                  201
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $        20,103,323  $          579,432   $        68,276,242  $        17,352,268
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        20,103,323  $          579,432   $        68,160,951  $        17,339,480
   Net assets from contracts in payout..                   --                  --               115,291               12,788
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $        20,103,323  $          579,432   $        68,276,242  $        17,352,268
                                          ===================  ===================  ===================  ===================


                                                                   MIST PIMCO
                                           MIST OPPENHEIMER         INFLATION          MIST PIMCO          MIST PYRAMIS
                                             GLOBAL EQUITY       PROTECTED BOND       TOTAL RETURN       GOVERNMENT INCOME
                                              SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                          ------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       27,920,964  $        64,470,460  $       252,169,281  $         1,416,784
   Due from New England Life
     Insurance Company..................                  --                   --                   --                   --
                                          ------------------  -------------------  -------------------  -------------------
       Total Assets.....................          27,920,964           64,470,460          252,169,281            1,416,784
                                          ------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                 121                  123                  159                   93
   Due to New England Life
     Insurance Company..................                   3                    1                    1                   --
                                          ------------------  -------------------  -------------------  -------------------
       Total Liabilities................                 124                  124                  160                   93
                                          ------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $       27,920,840  $        64,470,336  $       252,169,121  $         1,416,691
                                          ==================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       27,919,048  $        64,470,336  $       251,677,313  $         1,416,691
   Net assets from contracts in payout..               1,792                   --              491,808                   --
                                          ------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $       27,920,840  $        64,470,336  $       252,169,121  $         1,416,691
                                          ==================  ===================  ===================  ===================



                                             MIST PYRAMIS        MIST SCHRODERS
                                             MANAGED RISK      GLOBAL MULTI-ASSET
                                              SUBACCOUNT           SUBACCOUNT
                                          ------------------  -------------------
ASSETS:
   Investments at fair value............  $          443,157  $         2,644,468
   Due from New England Life
     Insurance Company..................                  --                   --
                                          ------------------  -------------------
       Total Assets.....................             443,157            2,644,468
                                          ------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  28                   81
   Due to New England Life
     Insurance Company..................                   1                   --
                                          ------------------  -------------------
       Total Liabilities................                  29                   81
                                          ------------------  -------------------

NET ASSETS..............................  $          443,128  $         2,644,387
                                          ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          443,128  $         2,644,387
   Net assets from contracts in payout..                  --                   --
                                          ------------------  -------------------
       Total Net Assets.................  $          443,128  $         2,644,387
                                          ==================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                           MIST SSGA GROWTH         MIST SSGA       MIST T. ROWE PRICE   MSF BAILLIE GIFFORD
                                            AND INCOME ETF         GROWTH ETF         MID CAP GROWTH     INTERNATIONAL STOCK
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        70,251,853  $        51,363,561  $        85,764,797  $       51,434,244
   Due from New England Life
     Insurance Company..................                   --                   --                   --                  --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................           70,251,853           51,363,561           85,764,797          51,434,244
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   88                  139                  207                 360
   Due to New England Life
     Insurance Company..................                   --                    2                    2                   6
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   88                  141                  209                 366
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $        70,251,765  $        51,363,420  $        85,764,588  $       51,433,878
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        70,251,765  $        51,363,420  $        85,597,985  $       51,124,412
   Net assets from contracts in payout..                   --                   --              166,603             309,466
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $        70,251,765  $        51,363,420  $        85,764,588  $       51,433,878
                                          ===================  ===================  ===================  ===================


                                              MSF BARCLAYS         MSF BLACKROCK         MSF BLACKROCK        MSF BLACKROCK
                                          AGGREGATE BOND INDEX      BOND INCOME      CAPITAL APPRECIATION      DIVERSIFIED
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        57,721,058   $        97,413,056   $        83,923,974  $         9,115,082
   Due from New England Life
     Insurance Company..................                   --                    --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................           57,721,058            97,413,056            83,923,974            9,115,082
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  240                   226                   340                  123
   Due to New England Life
     Insurance Company..................                   --                     1                     4                    1
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                  240                   227                   344                  124
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        57,720,818   $        97,412,829   $        83,923,630  $         9,114,958
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        57,425,276   $        95,985,829   $        82,269,621  $         9,114,958
   Net assets from contracts in payout..              295,542             1,427,000             1,654,009                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        57,720,818   $        97,412,829   $        83,923,630  $         9,114,958
                                          ====================  ===================  ====================  ===================


                                             MSF BLACKROCK        MSF BLACKROCK
                                            LARGE CAP VALUE       MONEY MARKET
                                              SUBACCOUNT           SUBACCOUNT
                                          ------------------  -------------------
ASSETS:
   Investments at fair value............  $       44,710,578  $        56,018,839
   Due from New England Life
     Insurance Company..................                  --                    5
                                          ------------------  -------------------
       Total Assets.....................          44,710,578           56,018,844
                                          ------------------  -------------------
LIABILITIES:
   Accrued fees.........................                 341                  148
   Due to New England Life
     Insurance Company..................                   3                   --
                                          ------------------  -------------------
       Total Liabilities................                 344                  148
                                          ------------------  -------------------

NET ASSETS..............................  $       44,710,234  $        56,018,696
                                          ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       44,393,607  $        55,617,855
   Net assets from contracts in payout..             316,627              400,841
                                          ------------------  -------------------
       Total Net Assets.................  $       44,710,234  $        56,018,696
                                          ==================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013



                                               MSF DAVIS          MSF FRONTIER         MSF JENNISON       MSF LOOMIS SAYLES
                                             VENTURE VALUE       MID CAP GROWTH           GROWTH           SMALL CAP CORE
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       307,249,472  $        14,115,777  $        22,243,930  $       101,863,411
   Due from New England Life
     Insurance Company..................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................          307,249,472           14,115,777           22,243,930          101,863,411
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  297                  127                  346                  349
   Due to New England Life
     Insurance Company..................                    4                    2                    2                    3
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                  301                  129                  348                  352
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $       307,249,171  $        14,115,648  $        22,243,582  $       101,863,059
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       304,473,218  $        14,115,648  $        22,137,375  $       100,594,012
   Net assets from contracts in payout..            2,775,953                   --              106,207            1,269,047
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $       307,249,171  $        14,115,648  $        22,243,582  $       101,863,059
                                          ===================  ===================  ===================  ===================


                                                                                        MSF METLIFE           MSF METLIFE
                                           MSF LOOMIS SAYLES     MSF MET/ARTISAN       CONSERVATIVE         CONSERVATIVE TO
                                           SMALL CAP GROWTH       MID CAP VALUE         ALLOCATION        MODERATE ALLOCATION
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        29,937,482  $       139,622,337  $        79,132,159  $       167,044,316
   Due from New England Life
     Insurance Company..................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................           29,937,482          139,622,337           79,132,159          167,044,316
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  147                  282                   74                   32
   Due to New England Life
     Insurance Company..................                    1                    5                   --                    1
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                  148                  287                   74                   33
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $        29,937,334  $       139,622,050  $        79,132,085  $       167,044,283
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        29,836,418  $       138,283,805  $        79,132,085  $       167,044,283
   Net assets from contracts in payout..              100,916            1,338,245                   --                   --
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $        29,937,334  $       139,622,050  $        79,132,085  $       167,044,283
                                          ===================  ===================  ===================  ====================



                                               MSF METLIFE           MSF METLIFE
                                           MID CAP STOCK INDEX   MODERATE ALLOCATION
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        49,301,158   $       579,667,032
   Due from New England Life
     Insurance Company..................                   --                    --
                                          --------------------  --------------------
       Total Assets.....................           49,301,158           579,667,032
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  181                    68
   Due to New England Life
     Insurance Company..................                    1                    --
                                          --------------------  --------------------
       Total Liabilities................                  182                    68
                                          --------------------  --------------------

NET ASSETS..............................  $        49,300,976   $       579,666,964
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        49,019,898   $       579,666,964
   Net assets from contracts in payout..              281,078                    --
                                          --------------------  --------------------
       Total Net Assets.................  $        49,300,976   $       579,666,964
                                          ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                               MSF METLIFE
                                               MODERATE TO            MSF METLIFE         MSF MFS TOTAL
                                          AGGRESSIVE ALLOCATION       STOCK INDEX            RETURN            MSF MFS VALUE
                                               SUBACCOUNT             SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          ---------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       728,399,345    $        73,597,189  $        56,360,925  $        99,910,980
   Due from New England Life
     Insurance Company..................                   --                     --                   --                   --
                                          ---------------------  -------------------  -------------------  -------------------
       Total Assets.....................          728,399,345             73,597,189           56,360,925           99,910,980
                                          ---------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   46                    254                  217                  248
   Due to New England Life
     Insurance Company..................                   --                      3                    3                   29
                                          ---------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   46                    257                  220                  277
                                          ---------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $       728,399,299    $        73,596,932  $        56,360,705  $        99,910,703
                                          =====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       728,399,299    $        73,272,432  $        55,697,473  $        98,130,675
   Net assets from contracts in payout..                   --                324,500              663,232            1,780,028
                                          ---------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $       728,399,299    $        73,596,932  $        56,360,705  $        99,910,703
                                          =====================  ===================  ===================  ===================



                                               MSF MSCI           MSF NEUBERGER      MSF RUSSELL 2000     MSF T. ROWE PRICE
                                              EAFE INDEX         BERMAN GENESIS            INDEX          LARGE CAP GROWTH
                                              SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        47,208,709  $       113,611,009  $        47,935,985  $        75,081,786
   Due from New England Life
     Insurance Company..................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................           47,208,709          113,611,009           47,935,985           75,081,786
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  181                  255                  199                   88
   Due to New England Life
     Insurance Company..................                    3                    1                    1                    1
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                  184                  256                  200                   89
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $        47,208,525  $       113,610,753  $        47,935,785  $        75,081,697
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        46,976,437  $       113,015,020  $        47,408,190  $        74,769,402
   Net assets from contracts in payout..              232,088              595,733              527,595              312,295
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $        47,208,525  $       113,610,753  $        47,935,785  $        75,081,697
                                          ===================  ===================  ===================  ===================


                                                                 MSF WESTERN ASSET
                                           MSF T. ROWE PRICE   MANAGEMENT STRATEGIC
                                           SMALL CAP GROWTH     BOND OPPORTUNITIES
                                              SUBACCOUNT            SUBACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $        31,191,633   $       101,309,432
   Due from New England Life
     Insurance Company..................                   --                    --
                                          -------------------  --------------------
       Total Assets.....................           31,191,633           101,309,432
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  122                   256
   Due to New England Life
     Insurance Company..................                    1                     1
                                          -------------------  --------------------
       Total Liabilities................                  123                   257
                                          -------------------  --------------------

NET ASSETS..............................  $        31,191,510   $       101,309,175
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        31,171,938   $       100,310,222
   Net assets from contracts in payout..               19,572               998,953
                                          -------------------  --------------------
       Total Net Assets.................  $        31,191,510   $       101,309,175
                                          ===================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2013


                                                                                                                 MSF WESTERN ASSET
                                                                                                                    MANAGEMENT
                                                                                                                  U.S. GOVERNMENT
                                                                                                                    SUBACCOUNT
                                                                                                                -------------------
ASSETS:
   Investments at fair value.................................................................................   $        71,587,434
   Due from New England Life
     Insurance Company.......................................................................................                    --
                                                                                                                -------------------
       Total Assets..........................................................................................            71,587,434
                                                                                                                -------------------
LIABILITIES:
   Accrued fees..............................................................................................                   299
   Due to New England Life
     Insurance Company.......................................................................................                     1
                                                                                                                -------------------
       Total Liabilities.....................................................................................                   300
                                                                                                                -------------------

NET ASSETS...................................................................................................   $        71,587,134
                                                                                                                ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units........................................................................   $        70,536,997
   Net assets from contracts in payout.......................................................................             1,050,137
                                                                                                                -------------------
       Total Net Assets......................................................................................   $        71,587,134
                                                                                                                ===================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2013



                                                                    AMERICAN FUNDS
                                               AMERICAN FUNDS        GLOBAL SMALL         AMERICAN FUNDS       AMERICAN FUNDS
                                                    BOND            CAPITALIZATION            GROWTH            GROWTH-INCOME
                                                 SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           734,997  $         1,122,452  $         3,340,552  $         2,970,735
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              659,555            1,989,729            5,594,353            3,465,809
      Administrative charges...............                  726                4,487               12,988               10,377
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              660,281            1,994,216            5,607,341            3,476,186
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....               74,716            (871,764)          (2,266,789)            (505,451)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              496,621                   --                   --                   --
      Realized gains (losses) on sale of
        investments........................             (67,849)            1,899,387           17,828,287            8,997,321
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              428,772            1,899,387           17,828,287            8,997,321
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (2,141,462)           28,949,607           75,081,289           53,083,187
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (1,712,690)           30,848,994           92,909,576           62,080,508
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,637,974)  $        29,977,230  $        90,642,787  $        61,575,057
                                             ===================  ===================  ===================  ===================

                                                    MIST
                                              ALLIANCEBERNSTEIN      MIST AMERICAN         MIST AMERICAN        MIST AMERICAN
                                               GLOBAL DYNAMIC       FUNDS BALANCED         FUNDS GROWTH        FUNDS MODERATE
                                                 ALLOCATION           ALLOCATION            ALLOCATION           ALLOCATION
                                                 SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            38,722  $         2,290,306  $         3,040,573  $         2,269,211
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               46,630            2,157,206            3,802,065            1,715,127
      Administrative charges...............                   --                  916                  255                  628
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................               46,630            2,158,122            3,802,320            1,715,755
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              (7,908)              132,184            (761,747)              553,456
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               64,359           10,298,891           16,777,448            7,484,635
      Realized gains (losses) on sale of
        investments........................               60,957            3,290,182            8,059,565            2,832,805
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              125,316           13,589,073           24,837,013           10,317,440
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              177,051           12,916,174           39,739,448            4,958,971
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              302,367           26,505,247           64,576,461           15,276,411
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           294,459  $        26,637,431  $        63,814,714  $        15,829,867
                                             ===================  ===================  ===================  ===================


                                                                     MIST BLACKROCK
                                                MIST AQR GLOBAL      GLOBAL TACTICAL
                                                 RISK BALANCED         STRATEGIES
                                                  SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           272,111  $            108,440
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................              169,741               101,580
      Administrative charges...............                   --                    --
                                             -------------------  --------------------
        Total expenses.....................              169,741               101,580
                                             -------------------  --------------------
          Net investment income (loss).....              102,370                 6,860
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              507,061               175,287
      Realized gains (losses) on sale of
        investments........................            (423,295)                83,389
                                             -------------------  --------------------
          Net realized gains (losses)......               83,766               258,676
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (1,036,622)               378,883
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            (952,856)               637,559
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (850,486)  $            644,419
                                             ===================  ====================

(a) For the period April 29, 2013 to December 31, 2013.




 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013



                                                MIST BLACKROCK        MIST CLARION        MIST CLEARBRIDGE      MIST CLEARBRIDGE
                                                LARGE CAP CORE     GLOBAL REAL ESTATE   AGGRESSIVE GROWTH II    AGGRESSIVE GROWTH
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           191,063  $          4,903,198   $           286,205  $            79,925
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              183,138               921,504               620,478              375,869
      Administrative charges...............                  467                 2,054                 1,168                4,237
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................              183,605               923,558               621,646              380,106
                                             -------------------  --------------------  --------------------  -------------------
          Net investment income (loss).....                7,458             3,979,640             (335,441)            (300,181)
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                    --                    --                   --
      Realized gains (losses) on sale of
        investments........................              508,225           (1,257,337)             2,491,568            1,704,368
                                             -------------------  --------------------  --------------------  -------------------
          Net realized gains (losses)......              508,225           (1,257,337)             2,491,568            1,704,368
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            3,759,797           (1,052,443)             9,313,465            8,941,381
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            4,268,022           (2,309,780)            11,805,033           10,645,749
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         4,275,480  $          1,669,860   $        11,469,592  $        10,345,568
                                             ===================  ====================  ====================  ===================

                                                 MIST HARRIS          MIST INVESCO
                                                   OAKMARK            BALANCED-RISK        MIST INVESCO         MIST INVESCO
                                                INTERNATIONAL          ALLOCATION          MID CAP VALUE      SMALL CAP GROWTH
                                                 SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         3,401,875  $                --  $            511,951  $            24,509
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................            1,701,285               86,699               899,262              146,756
      Administrative charges...............                5,910                   --                 3,366                  217
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................            1,707,195               86,699               902,628              146,973
                                             -------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....            1,694,680             (86,699)             (390,677)            (122,464)
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --               75,410                    --              666,154
      Realized gains (losses) on sale of
        investments........................            3,852,646              (1,572)             1,938,542              479,013
                                             -------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......            3,852,646               73,838             1,938,542            1,145,167
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           28,014,774              (4,803)            15,810,136            2,584,761
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           31,867,420               69,035            17,748,678            3,729,928
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        33,562,100  $          (17,664)  $         17,358,001  $         3,607,464
                                             ===================  ===================  ====================  ===================

                                                 MIST JPMORGAN
                                                 GLOBAL ACTIVE     MIST LOOMIS SAYLES
                                                  ALLOCATION         GLOBAL MARKETS
                                                  SUBACCOUNT         SUBACCOUNT (a)
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             3,068  $                --
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               45,823               87,606
      Administrative charges...............                   --                  162
                                             -------------------  -------------------
        Total expenses.....................               45,823               87,768
                                             -------------------  -------------------
          Net investment income (loss).....             (42,755)             (87,768)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               18,101                   --
      Realized gains (losses) on sale of
        investments........................               54,143              167,993
                                             -------------------  -------------------
          Net realized gains (losses)......               72,244              167,993
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              261,895              878,952
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              334,139            1,046,945
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           291,384  $           959,177
                                             ===================  ===================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                   MIST MET/FRANKLIN
                                              MIST LORD ABBETT       LOW DURATION         MIST METLIFE          MIST METLIFE
                                               BOND DEBENTURE        TOTAL RETURN      AGGRESSIVE STRATEGY      BALANCED PLUS
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         5,624,622  $            45,521  $           215,277  $            81,644
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................            1,104,354               61,859              379,005              129,069
      Administrative charges...............                3,448                  448                  419                   --
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            1,107,802               62,307              379,424              129,069
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            4,516,820             (16,786)            (164,147)             (47,425)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --                   --              131,887
      Realized gains (losses) on sale of
        investments........................              912,835                  806              675,955              122,017
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              912,835                  806              675,955              253,904
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (26,130)               29,900            6,744,678              974,765
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              886,705               30,706            7,420,633            1,228,669
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         5,403,525  $            13,920  $         7,256,486  $         1,181,244
                                             ===================  ===================  ===================  ===================

                                                                         MIST                                       MIST
                                                MIST METLIFE      METLIFE MULTI-INDEX    MIST MFS RESEARCH     MORGAN STANLEY
                                               GROWTH STRATEGY       TARGETED RISK         INTERNATIONAL       MID CAP GROWTH
                                               SUBACCOUNT (a)       SUBACCOUNT (a)          SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $             1,316  $         1,678,677  $           105,501
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              159,183                2,491              826,890              214,087
      Administrative charges...............                   93                   --                2,146                1,148
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              159,276                2,491              829,036              215,235
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (159,276)              (1,175)              849,641            (109,734)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                9,975                   --                   --
      Realized gains (losses) on sale of
        investments........................              115,993                1,280             (68,166)            1,136,653
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              115,993               11,255             (68,166)            1,136,653
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            2,603,764               11,116            9,893,194            4,194,713
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            2,719,757               22,371            9,825,028            5,331,366
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,560,481  $            21,196  $        10,674,669  $         5,221,632
                                             ===================  ===================  ===================  ===================

                                                                       MIST PIMCO
                                               MIST OPPENHEIMER         INFLATION
                                                 GLOBAL EQUITY       PROTECTED BOND
                                                  SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           403,597  $         1,765,081
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              301,628            1,019,778
      Administrative charges...............                  528                2,167
                                             -------------------  -------------------
        Total expenses.....................              302,156            1,021,945
                                             -------------------  -------------------
          Net investment income (loss).....              101,441              743,136
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            4,714,332
      Realized gains (losses) on sale of
        investments........................              905,459          (1,342,199)
                                             -------------------  -------------------
          Net realized gains (losses)......              905,459            3,372,133
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            4,638,312         (12,894,231)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            5,543,771          (9,522,098)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         5,645,212  $       (8,778,962)
                                             ===================  ===================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                 MIST PIMCO          MIST PYRAMIS         MIST PYRAMIS       MIST SCHRODERS
                                                TOTAL RETURN       GOVERNMENT INCOME      MANAGED RISK     GLOBAL MULTI-ASSET
                                                 SUBACCOUNT           SUBACCOUNT         SUBACCOUNT (a)        SUBACCOUNT
                                             -------------------  ------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        11,245,264  $           25,326  $             3,389  $               163
                                             -------------------  ------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................            3,409,430              18,096                2,333               26,625
      Administrative charges...............               10,953                  --                   --                   --
                                             -------------------  ------------------  -------------------  -------------------
        Total expenses.....................            3,420,383              18,096                2,333               26,625
                                             -------------------  ------------------  -------------------  -------------------
          Net investment income (loss).....            7,824,881               7,230                1,056             (26,462)
                                             -------------------  ------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            5,231,870              15,747                7,594                7,010
      Realized gains (losses) on sale of
        investments........................              970,259            (33,659)                  154               14,606
                                             -------------------  ------------------  -------------------  -------------------
          Net realized gains (losses)......            6,202,129            (17,912)                7,748               21,616
                                             -------------------  ------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (22,672,029)            (68,880)               14,459              185,610
                                             -------------------  ------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (16,469,900)            (86,792)               22,207              207,226
                                             -------------------  ------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (8,645,019)  $         (79,562)  $            23,263  $           180,764
                                             ===================  ==================  ===================  ===================

                                               MIST SSGA GROWTH        MIST SSGA       MIST T. ROWE PRICE   MSF BAILLIE GIFFORD
                                                AND INCOME ETF        GROWTH ETF         MID CAP GROWTH     INTERNATIONAL STOCK
                                                  SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,734,060  $           941,023  $           169,014  $          744,151
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              860,825              569,698            1,029,122             632,369
      Administrative charges...............                  756                  512                2,869               8,055
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              861,581              570,210            1,031,991             640,424
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              872,479              370,813            (862,977)             103,727
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,628,797            1,628,693            4,271,451                  --
      Realized gains (losses) on sale of
        investments........................            1,298,903              581,333            3,270,740           (764,087)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            2,927,700            2,210,026            7,542,191           (764,087)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            3,769,801            4,421,044           17,242,687           7,155,077
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            6,697,501            6,631,070           24,784,878           6,390,990
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         7,569,980  $         7,001,883  $        23,921,901  $        6,494,717
                                             ===================  ===================  ===================  ===================

                                                 MSF BARCLAYS         MSF BLACKROCK
                                             AGGREGATE BOND INDEX      BOND INCOME
                                                  SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,076,322   $         3,982,890
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              771,135             1,318,854
      Administrative charges...............                2,955                17,169
                                             --------------------  -------------------
        Total expenses.....................              774,090             1,336,023
                                             --------------------  -------------------
          Net investment income (loss).....            1,302,232             2,646,867
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --             2,558,879
      Realized gains (losses) on sale of
        investments........................              170,342                86,299
                                             --------------------  -------------------
          Net realized gains (losses)......              170,342             2,645,178
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (3,812,893)           (7,646,101)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (3,642,551)           (5,000,923)
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (2,340,319)   $       (2,354,056)
                                             ====================  ===================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                 MSF BLACKROCK         MSF BLACKROCK        MSF BLACKROCK        MSF BLACKROCK
                                             CAPITAL APPRECIATION       DIVERSIFIED        LARGE CAP VALUE       MONEY MARKET
                                                  SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................   $           586,845  $           192,858  $           488,888  $                 --
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................             1,009,844              112,801              534,429               759,310
      Administrative charges...............                37,277                   60                  717                 5,666
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................             1,047,121              112,861              535,146               764,976
                                             --------------------  -------------------  -------------------  --------------------
          Net investment income (loss).....             (460,276)               79,997             (46,258)             (764,976)
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                   --            2,204,754                    --
      Realized gains (losses) on sale of
        investments........................             4,625,689              262,841               92,494                    --
                                             --------------------  -------------------  -------------------  --------------------
          Net realized gains (losses)......             4,625,689              262,841            2,297,248                    --
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            18,042,528            1,132,202            8,387,763                    --
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            22,668,217            1,395,043           10,685,011                    --
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $        22,207,941  $         1,475,040  $        10,638,753  $          (764,976)
                                             ====================  ===================  ===================  ====================

                                                   MSF DAVIS          MSF FRONTIER         MSF JENNISON       MSF LOOMIS SAYLES
                                                 VENTURE VALUE       MID CAP GROWTH           GROWTH           SMALL CAP CORE
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         3,666,472  $            149,421  $            55,009  $           298,513
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................            3,768,199               176,975              271,807            1,224,909
      Administrative charges...............               48,529                   200                2,264               28,346
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................            3,816,728               177,175              274,071            1,253,255
                                             -------------------  --------------------  -------------------  -------------------
          Net investment income (loss).....            (150,256)              (27,754)            (219,062)            (954,742)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            4,972,685               340,540              224,317            7,199,243
      Realized gains (losses) on sale of
        investments........................           14,432,892               808,942              819,027            4,670,427
                                             -------------------  --------------------  -------------------  -------------------
          Net realized gains (losses)......           19,405,577             1,149,482            1,043,344           11,869,670
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           61,248,707             2,419,516            5,548,784           20,024,124
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           80,654,284             3,568,998            6,592,128           31,893,794
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        80,504,028  $          3,541,244  $         6,373,066  $        30,939,052
                                             ===================  ====================  ===================  ===================

                                               MSF LOOMIS SAYLES     MSF MET/ARTISAN
                                               SMALL CAP GROWTH       MID CAP VALUE
                                                  SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $         1,156,519
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              350,967            1,744,530
      Administrative charges...............                1,259               20,789
                                             -------------------  -------------------
        Total expenses.....................              352,226            1,765,319
                                             -------------------  -------------------
          Net investment income (loss).....            (352,226)            (608,800)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................            1,986,432            3,337,456
                                             -------------------  -------------------
          Net realized gains (losses)......            1,986,432            3,337,456
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            8,743,582           37,215,621
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           10,730,014           40,553,077
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        10,377,788  $        39,944,277
                                             ===================  ===================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                  MSF METLIFE          MSF METLIFE
                                                 CONSERVATIVE        CONSERVATIVE TO        MSF METLIFE          MSF METLIFE
                                                  ALLOCATION       MODERATE ALLOCATION  MID CAP STOCK INDEX  MODERATE ALLOCATION
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,701,736  $         4,211,613   $           457,770  $        10,684,622
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................            1,172,661            2,172,670               603,553            7,100,157
      Administrative charges...............                1,379                2,199                 2,112                4,258
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................            1,174,040            2,174,869               605,665            7,104,415
                                             -------------------  --------------------  -------------------  -------------------
          Net investment income (loss).....            1,527,696            2,036,744             (147,895)            3,580,207
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              442,248            1,738,126             1,379,143            4,359,326
      Realized gains (losses) on sale of
        investments........................            2,135,917            3,579,497             2,245,155            8,065,465
                                             -------------------  --------------------  -------------------  -------------------
          Net realized gains (losses)......            2,578,165            5,317,623             3,624,298           12,424,791
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (1,434,332)            7,708,329             9,232,958           68,097,029
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            1,143,833           13,025,952            12,857,256           80,521,820
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,671,529  $        15,062,696   $        12,709,361  $        84,102,027
                                             ===================  ====================  ===================  ===================

                                                  MSF METLIFE
                                                  MODERATE TO            MSF METLIFE         MSF MFS TOTAL
                                             AGGRESSIVE ALLOCATION       STOCK INDEX            RETURN            MSF MFS VALUE
                                                  SUBACCOUNT             SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             ---------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................   $         9,923,502   $         1,157,153  $         1,336,193  $            968,480
                                             ---------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................             8,819,400               875,112              725,335             1,060,680
      Administrative charges...............                 2,961                 3,958               14,492                12,447
                                             ---------------------  -------------------  -------------------  --------------------
        Total expenses.....................             8,822,361               879,070              739,827             1,073,127
                                             ---------------------  -------------------  -------------------  --------------------
          Net investment income (loss).....             1,101,141               278,083              596,366             (104,647)
                                             ---------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --             1,061,814                   --             1,829,309
      Realized gains (losses) on sale of
        investments........................             9,009,604             2,499,877              880,107             9,452,640
                                             ---------------------  -------------------  -------------------  --------------------
          Net realized gains (losses)......             9,009,604             3,561,691              880,107            11,281,949
                                             ---------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           129,496,974            14,055,705            7,296,612            11,480,667
                                             ---------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           138,506,578            17,617,396            8,176,719            22,762,616
                                             ---------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $       139,607,719   $        17,895,479  $         8,773,085  $         22,657,969
                                             =====================  ===================  ===================  ====================


                                                  MSF MSCI            MSF NEUBERGER
                                                 EAFE INDEX          BERMAN GENESIS
                                                 SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,292,052  $           575,141
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              559,787            1,296,564
      Administrative charges...............                1,865                7,896
                                             -------------------  -------------------
        Total expenses.....................              561,652            1,304,460
                                             -------------------  -------------------
          Net investment income (loss).....              730,400            (729,319)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................              390,164            1,102,807
                                             -------------------  -------------------
          Net realized gains (losses)......              390,164            1,102,807
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            6,973,795           31,517,021
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            7,363,959           32,619,828
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         8,094,359  $        31,890,509
                                             ===================  ===================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                                                              MSF WESTERN ASSET
                                               MSF RUSSELL 2000    MSF T. ROWE PRICE     MSF T. ROWE PRICE  MANAGEMENT STRATEGIC
                                                     INDEX         LARGE CAP GROWTH      SMALL CAP GROWTH    BOND OPPORTUNITIES
                                                  SUBACCOUNT          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           623,485  $            33,560  $            38,045  $          5,142,701
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................              576,791              784,438              362,358             1,370,638
      Administrative charges...............                2,249                1,965                1,718                13,722
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................              579,040              786,403              364,076             1,384,360
                                             -------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....               44,445            (752,843)            (326,031)             3,758,341
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --            1,545,748                    --
      Realized gains (losses) on sale of
        investments........................            2,273,643            3,096,596            1,426,356             1,572,428
                                             -------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....            2,273,643            3,096,596            2,972,104             1,572,428
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           11,487,914           17,471,678            7,159,778           (5,732,494)
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           13,761,557           20,568,274           10,131,882           (4,160,066)
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        13,806,002  $        19,815,431  $         9,805,851  $          (401,725)
                                             ===================  ===================  ===================  ====================

                                              MSF WESTERN ASSET
                                                 MANAGEMENT
                                               U.S. GOVERNMENT
                                                 SUBACCOUNT
                                             -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,501,816
                                             -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              976,451
      Administrative charges...............                7,941
                                             -------------------
        Total expenses.....................              984,392
                                             -------------------
           Net investment income (loss)....              517,424
                                             -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --
      Realized gains (losses) on sale of
        investments........................               44,266
                                             -------------------
           Net realized gains (losses).....               44,266
                                             -------------------
      Change in unrealized gains (losses)
        on investments.....................          (2,189,098)
                                             -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (2,144,832)
                                             -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,627,408)
                                             ===================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                               AMERICAN FUNDS                    AMERICAN FUNDS
                                                    BOND                   GLOBAL SMALL CAPITALIZATION
                                                 SUBACCOUNT                        SUBACCOUNT
                                      ---------------------------------  --------------------------------
                                            2013              2012            2013              2012
                                      ----------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         74,716  $       433,189  $     (871,764)  $     (283,049)
   Net realized gains (losses)......           428,772          124,693        1,899,387      (1,512,719)
   Change in unrealized gains
     (losses) on investments........       (2,141,462)        1,177,522       28,949,607       20,270,863
                                      ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       (1,637,974)        1,735,404       29,977,230       18,475,095
                                      ----------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           527,547        1,093,217        1,710,439        2,134,958
   Net transfers (including fixed
     account).......................         (836,991)          451,936      (7,236,199)      (2,251,742)
   Contract charges.................         (221,509)        (253,128)        (620,463)        (626,931)
   Transfers for contract benefits
     and terminations...............       (4,954,862)      (3,885,034)     (13,218,004)     (10,241,660)
                                      ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (5,485,815)      (2,593,009)     (19,364,227)     (10,985,375)
                                      ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............       (7,123,789)        (857,605)       10,613,003        7,489,720
NET ASSETS:
   Beginning of year................        46,517,891       47,375,496      122,725,393      115,235,673
                                      ----------------  ---------------  ---------------  ---------------
   End of year......................  $     39,394,102  $    46,517,891  $   133,338,396  $   122,725,393
                                      ================  ===============  ===============  ===============

                                               AMERICAN FUNDS                     AMERICAN FUNDS
                                                   GROWTH                          GROWTH-INCOME
                                                 SUBACCOUNT                         SUBACCOUNT
                                      --------------------------------  ---------------------------------
                                           2013             2012              2013              2012
                                      ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $   (2,266,789)  $   (2,739,584)  $      (505,451)  $        19,228
   Net realized gains (losses)......       17,828,287        7,418,061         8,997,321        2,551,902
   Change in unrealized gains
     (losses) on investments........       75,081,289       48,022,599        53,083,187       28,367,895
                                      ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       90,642,787       52,701,076        61,575,057       30,939,025
                                      ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        4,618,861        6,281,366         2,933,136        3,463,032
   Net transfers (including fixed
     account).......................     (20,996,309)     (15,663,221)       (9,705,041)      (9,937,729)
   Contract charges.................      (1,676,988)      (1,727,640)         (989,550)        (998,076)
   Transfers for contract benefits
     and terminations...............     (39,739,406)     (31,581,704)      (24,716,865)     (21,607,023)
                                      ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (57,793,842)     (42,691,199)      (32,478,320)     (29,079,796)
                                      ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............       32,848,945       10,009,877        29,096,737        1,859,229
NET ASSETS:
   Beginning of year................      350,147,074      340,137,197       209,539,656      207,680,427
                                      ---------------  ---------------  ----------------  ---------------
   End of year......................  $   382,996,019  $   350,147,074  $    238,636,393  $   209,539,656
                                      ===============  ===============  ================  ===============

                                            MIST ALLIANCEBERNSTEIN               MIST AMERICAN FUNDS
                                           GLOBAL DYNAMIC ALLOCATION             BALANCED ALLOCATION
                                                  SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2013            2012 (a)           2013             2012
                                      ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        (7,908)  $      (10,883)  $        132,184  $       625,394
   Net realized gains (losses)......           125,316            9,420        13,589,073        4,011,757
   Change in unrealized gains
     (losses) on investments........           177,051           85,444        12,916,174       12,668,035
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           294,459           83,981        26,637,431       17,305,186
                                      ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            24,849           36,826         2,995,904        5,174,112
   Net transfers (including fixed
     account).......................         1,768,453        1,996,116         1,703,722        2,717,315
   Contract charges.................          (24,475)          (4,647)       (1,360,844)      (1,308,907)
   Transfers for contract benefits
     and terminations...............         (196,557)         (29,386)       (8,458,286)      (8,267,068)
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         1,572,270        1,998,909       (5,119,504)      (1,684,548)
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............         1,866,729        2,082,890        21,517,927       15,620,638
NET ASSETS:
   Beginning of year................         2,082,890               --       160,100,268      144,479,630
                                      ----------------  ---------------  ----------------  ---------------
   End of year......................  $      3,949,619  $     2,082,890  $    181,618,195  $   160,100,268
                                      ================  ===============  ================  ===============

                                              MIST AMERICAN FUNDS
                                               GROWTH ALLOCATION
                                                  SUBACCOUNT
                                      ---------------------------------
                                            2013             2012
                                      ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (761,747)  $     (217,012)
   Net realized gains (losses)......        24,837,013        2,476,551
   Change in unrealized gains
     (losses) on investments........        39,739,448       33,204,440
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        63,814,714       35,463,979
                                      ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         6,105,619       14,621,092
   Net transfers (including fixed
     account).......................       (5,716,081)          951,990
   Contract charges.................       (2,453,100)      (2,296,954)
   Transfers for contract benefits
     and terminations...............      (12,332,550)      (8,212,536)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (14,396,112)        5,063,592
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets...............        49,418,602       40,527,571
NET ASSETS:
   Beginning of year................       280,493,850      239,966,279
                                      ----------------  ---------------
   End of year......................  $    329,912,452  $   280,493,850
                                      ================  ===============

(a) For the period April 30, 2012 to December 31, 2012.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                             MIST AMERICAN FUNDS                  MIST AQR GLOBAL
                                             MODERATE ALLOCATION                   RISK BALANCED
                                                 SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  --------------------------------
                                           2013              2012             2013           2012 (a)
                                      ---------------  ---------------   ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       553,456  $     1,069,659   $       102,370  $      (39,740)
   Net realized gains (losses)......       10,317,440        4,115,721            83,766            3,415
   Change in unrealized gains
     (losses) on investments........        4,958,971        6,950,880       (1,036,622)          283,000
                                      ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       15,829,867       12,136,260         (850,486)          246,675
                                      ---------------  ---------------   ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        2,607,038        6,037,796           171,522          263,136
   Net transfers (including fixed
     account).......................      (2,894,598)      (4,415,438)         2,549,807        9,849,753
   Contract charges.................      (1,094,205)      (1,086,090)          (88,218)         (32,798)
   Transfers for contract benefits
     and terminations...............      (9,357,543)      (7,155,222)         (780,956)        (152,997)
                                      ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (10,739,308)      (6,618,954)         1,852,155        9,927,094
                                      ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
        in net assets...............        5,090,559        5,517,306         1,001,669       10,173,769
NET ASSETS:
   Beginning of year................      135,901,256      130,383,950        10,173,769               --
                                      ---------------  ---------------   ---------------  ---------------
   End of year......................  $   140,991,815  $   135,901,256   $    11,175,438  $    10,173,769
                                      ===============  ===============   ===============  ===============

                                            MIST BLACKROCK GLOBAL                 MIST BLACKROCK
                                             TACTICAL STRATEGIES                  LARGE CAP CORE
                                                 SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2013            2012 (a)           2013             2012
                                      ----------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          6,860  $      (25,241)  $         7,458   $      (30,991)
   Net realized gains (losses)......           258,676            1,873          508,225           (8,874)
   Change in unrealized gains
     (losses) on investments........           378,883          201,568        3,759,797         1,660,207
                                      ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           644,419          178,200        4,275,480         1,620,342
                                      ----------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            92,134          208,566          211,083           161,604
   Net transfers (including fixed
     account).......................         1,652,047        5,770,251        (736,665)           508,588
   Contract charges.................          (50,793)         (13,930)         (72,996)          (71,099)
   Transfers for contract benefits
     and terminations...............         (358,537)        (100,707)      (1,796,474)       (1,499,602)
                                      ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         1,334,851        5,864,180      (2,395,052)         (900,509)
                                      ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............         1,979,270        6,042,380        1,880,428           719,833
NET ASSETS:
   Beginning of year................         6,042,380               --       14,314,469        13,594,636
                                      ----------------  ---------------  ---------------   ---------------
   End of year......................  $      8,021,650  $     6,042,380  $    16,194,897   $    14,314,469
                                      ================  ===============  ===============   ===============

                                                 MIST CLARION                     MIST CLEARBRIDGE
                                              GLOBAL REAL ESTATE                AGGRESSIVE GROWTH II
                                                  SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2013             2012              2013             2012
                                      ---------------   ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     3,979,640   $       517,258  $      (335,441)  $     (484,022)
   Net realized gains (losses)......      (1,257,337)       (2,089,097)         2,491,568        1,151,025
   Change in unrealized gains
     (losses) on investments........      (1,052,443)        16,418,773         9,313,465        7,740,628
                                      ---------------   ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        1,669,860        14,846,934        11,469,592        8,407,631
                                      ---------------   ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          778,801         1,210,140           671,740        1,162,973
   Net transfers (including fixed
     account).......................        1,036,521         (886,362)       (2,557,169)      (2,268,485)
   Contract charges.................        (340,831)         (362,847)         (285,218)        (282,013)
   Transfers for contract benefits
     and terminations...............      (7,644,588)       (5,868,499)       (3,692,020)      (3,091,598)
                                      ---------------   ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (6,170,097)       (5,907,568)       (5,862,667)      (4,479,123)
                                      ---------------   ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............      (4,500,237)         8,939,366         5,606,925        3,928,508
NET ASSETS:
   Beginning of year................       72,167,457        63,228,091        44,860,838       40,932,330
                                      ---------------   ---------------  ----------------  ---------------
   End of year......................  $    67,667,220   $    72,167,457  $     50,467,763  $    44,860,838
                                      ===============   ===============  ================  ===============

                                               MIST CLEARBRIDGE
                                               AGGRESSIVE GROWTH
                                                  SUBACCOUNT
                                      ---------------------------------
                                            2013             2012
                                      ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (300,181)  $     (278,939)
   Net realized gains (losses)......         1,704,368          545,670
   Change in unrealized gains
     (losses) on investments........         8,941,381        3,237,732
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        10,345,568        3,504,463
                                      ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           458,630          537,234
   Net transfers (including fixed
     account).......................         3,927,646        (241,490)
   Contract charges.................         (127,981)         (93,078)
   Transfers for contract benefits
     and terminations...............       (2,835,038)      (2,651,680)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         1,423,257      (2,449,014)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets...............        11,768,825        1,055,449
NET ASSETS:
   Beginning of year................        22,188,833       21,133,384
                                      ----------------  ---------------
   End of year......................  $     33,957,658  $    22,188,833
                                      ================  ===============

(a) For the period April 30, 2012 to December 31, 2012.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012



                                                  MIST HARRIS                        MIST INVESCO
                                             OAKMARK INTERNATIONAL             BALANCED-RISK ALLOCATION
                                                  SUBACCOUNT                          SUBACCOUNT
                                      ----------------------------------  ---------------------------------
                                            2013              2012              2013            2012 (a)
                                      ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      1,694,680  $        372,906  $       (86,699)  $       (8,347)
   Net realized gains (losses)......         3,852,646       (1,183,812)            73,838           68,778
   Change in unrealized gains
     (losses) on investments........        28,014,774        29,009,729           (4,803)           78,504
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        33,562,100        28,198,823          (17,664)          138,935
                                      ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         2,205,579         2,332,802            23,622          184,540
   Net transfers (including fixed
     account).......................       (4,709,007)       (3,795,268)           254,331        5,667,368
   Contract charges.................         (615,008)         (559,842)          (46,841)         (16,811)
   Transfers for contract benefits
     and terminations...............      (12,585,994)       (9,169,086)         (610,617)        (116,974)
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (15,704,430)      (11,191,394)         (379,505)        5,718,123
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............        17,857,670        17,007,429         (397,169)        5,857,058
NET ASSETS:
   Beginning of year................       122,637,423       105,629,994         5,857,058               --
                                      ----------------  ----------------  ----------------  ---------------
   End of year......................  $    140,495,093  $    122,637,423  $      5,459,889  $     5,857,058
                                      ================  ================  ================  ===============


                                                MIST INVESCO                       MIST INVESCO
                                                MID CAP VALUE                    SMALL CAP GROWTH
                                                 SUBACCOUNT                         SUBACCOUNT
                                      --------------------------------  ----------------------------------
                                           2013            2012 (a)           2013              2012
                                      ---------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (390,677)  $     (569,080)  $      (122,464)  $      (126,672)
   Net realized gains (losses)......        1,938,542        (212,720)         1,145,167           934,023
   Change in unrealized gains
     (losses) on investments........       15,810,136        2,066,812         2,584,761           661,800
                                      ---------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       17,358,001        1,285,012         3,607,464         1,469,151
                                      ---------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          933,570          671,558            71,675           124,818
   Net transfers (including fixed
     account).......................      (1,944,301)       66,790,919           581,737         (230,109)
   Contract charges.................        (304,377)        (197,103)          (53,817)          (50,325)
   Transfers for contract benefits
     and terminations...............      (7,871,832)      (4,075,933)         (849,262)         (946,852)
                                      ---------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (9,186,940)       63,189,441         (249,667)       (1,102,468)
                                      ---------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............        8,171,061       64,474,453         3,357,797           366,683
NET ASSETS:
   Beginning of year................       64,474,453               --         9,438,989         9,072,306
                                      ---------------  ---------------  ----------------  ----------------
   End of year......................  $    72,645,514  $    64,474,453  $     12,796,786  $      9,438,989
                                      ===============  ===============  ================  ================

                                                                                MIST
                                                 MIST JPMORGAN              LOOMIS SAYLES            MIST LORD ABBETT
                                           GLOBAL ACTIVE ALLOCATION        GLOBAL MARKETS             BOND DEBENTURE
                                                  SUBACCOUNT                 SUBACCOUNT                 SUBACCOUNT
                                      ----------------------------------  ----------------  ----------------------------------
                                            2013            2012 (a)          2013 (b)            2013              2012
                                      ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (42,755)  $          (942)  $       (87,768)  $      4,516,820  $      5,035,501
   Net realized gains (losses)......            72,244            13,261           167,993           912,835           869,400
   Change in unrealized gains
     (losses) on investments........           261,895            27,390           878,952          (26,130)         3,390,799
                                      ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           291,384            39,709           959,177         5,403,525         9,295,700
                                      ----------------  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            53,674            18,406            14,207           847,741         1,132,763
   Net transfers (including fixed
     account).......................         2,325,777         1,423,557         8,299,557         3,800,659         (297,274)
   Contract charges.................          (25,727)           (2,327)          (38,005)         (361,748)         (380,354)
   Transfers for contract benefits
     and terminations...............         (131,442)          (17,218)         (434,128)      (10,787,451)       (9,590,615)
                                      ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         2,222,282         1,422,418         7,841,631       (6,500,799)       (9,135,480)
                                      ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............         2,513,666         1,462,127         8,800,808       (1,097,274)           160,220
NET ASSETS:
   Beginning of year................         1,462,127                --                --        85,512,191        85,351,971
                                      ----------------  ----------------  ----------------  ----------------  ----------------
   End of year......................  $      3,975,793  $      1,462,127  $      8,800,808  $     84,414,917  $     85,512,191
                                      ================  ================  ================  ================  ================

(a) For the period April 30, 2012 to December 31, 2012.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012



                                              MIST MET/FRANKLIN                    MIST METLIFE
                                          LOW DURATION TOTAL RETURN             AGGRESSIVE STRATEGY
                                                 SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  --------------------------------
                                           2013              2012              2013             2012
                                      ---------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (16,786)  $          5,095  $     (164,147)  $     (194,323)
   Net realized gains (losses)......              806             3,812          675,955        (223,400)
   Change in unrealized gains
     (losses) on investments........           29,900            19,201        6,744,678        4,536,561
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           13,920            28,108        7,256,486        4,118,838
                                      ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          265,687             6,274          643,906          443,989
   Net transfers (including fixed
     account).......................        9,424,308           643,751        (834,660)      (2,272,370)
   Contract charges.................         (28,825)           (3,761)        (144,430)        (153,065)
   Transfers for contract benefits
     and terminations...............        (271,158)          (89,444)      (2,640,779)      (2,188,038)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..        9,390,012           556,820      (2,975,963)      (4,169,484)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        9,403,932           584,928        4,280,523         (50,646)
NET ASSETS:
   Beginning of year................        1,358,619           773,691       28,109,733       28,160,379
                                      ---------------  ----------------  ---------------  ---------------
   End of year......................  $    10,762,551  $      1,358,619  $    32,390,256  $    28,109,733
                                      ===============  ================  ===============  ===============

                                                                                            MIST METLIFE
                                                MIST METLIFE               MIST METLIFE      MULTI-INDEX
                                                BALANCED PLUS             GROWTH STRATEGY   TARGETED RISK
                                                 SUBACCOUNT                 SUBACCOUNT       SUBACCOUNT
                                      ---------------------------------  ----------------  ---------------
                                           2013            2012 (a)          2013 (b)         2013 (b)
                                      ---------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (47,425)  $       (17,133)  $     (159,276)   $       (1,175)
   Net realized gains (losses)......          253,904             5,087          115,993            11,255
   Change in unrealized gains
     (losses) on investments........          974,765           155,548        2,603,764            11,116
                                      ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        1,181,244           143,502        2,560,481            21,196
                                      ---------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          186,516            73,003          296,806                --
   Net transfers (including fixed
     account).......................       10,871,318         3,671,454       17,920,796           577,157
   Contract charges.................         (84,465)           (9,566)         (91,798)             (802)
   Transfers for contract benefits
     and terminations...............        (821,962)          (28,872)        (582,962)          (18,119)
                                      ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       10,151,407         3,706,019       17,542,842           558,236
                                      ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............       11,332,651         3,849,521       20,103,323           579,432
NET ASSETS:
   Beginning of year................        3,849,521                --               --                --
                                      ---------------  ----------------  ----------------  ---------------
   End of year......................  $    15,182,172  $      3,849,521  $    20,103,323   $       579,432
                                      ===============  ================  ================  ===============


                                                   MIST MFS                     MIST MORGAN STANLEY
                                            RESEARCH INTERNATIONAL                MID CAP GROWTH
                                                  SUBACCOUNT                        SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2013              2012            2013              2012
                                      ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        849,641  $       385,517  $     (109,734)  $      (211,760)
   Net realized gains (losses)......          (68,166)      (1,119,276)        1,136,653           351,495
   Change in unrealized gains
     (losses) on investments........         9,893,194        9,675,503        4,194,713         1,088,098
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        10,674,669        8,941,744        5,221,632         1,227,833
                                      ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           866,481        1,233,886          232,372           315,383
   Net transfers (including fixed
     account).......................       (1,181,663)        (714,923)      (1,437,200)         (165,899)
   Contract charges.................         (319,147)        (320,664)         (74,502)          (77,436)
   Transfers for contract benefits
     and terminations...............       (6,055,095)      (4,470,597)      (1,791,267)       (1,732,489)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (6,689,424)      (4,272,298)      (3,070,597)       (1,660,441)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............         3,985,245        4,669,446        2,151,035         (432,608)
NET ASSETS:
   Beginning of year................        64,290,997       59,621,551       15,201,233        15,633,841
                                      ----------------  ---------------  ---------------  ----------------
   End of year......................  $     68,276,242  $    64,290,997  $    17,352,268  $     15,201,233
                                      ================  ===============  ===============  ================


                                              MIST OPPENHEIMER
                                                GLOBAL EQUITY
                                                 SUBACCOUNT
                                      ---------------------------------
                                            2013             2012
                                      ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       101,441   $        13,406
   Net realized gains (losses)......          905,459            72,453
   Change in unrealized gains
     (losses) on investments........        4,638,312         3,479,223
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        5,645,212         3,565,082
                                      ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          370,361           253,723
   Net transfers (including fixed
     account).......................        3,666,649           514,425
   Contract charges.................        (130,347)         (103,494)
   Transfers for contract benefits
     and terminations...............      (2,654,418)       (1,431,056)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..        1,252,245         (766,402)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets...............        6,897,457         2,798,680
NET ASSETS:
   Beginning of year................       21,023,383        18,224,703
                                      ---------------   ---------------
   End of year......................  $    27,920,840   $    21,023,383
                                      ===============   ===============

(a) For the period April 30, 2012 to December 31, 2012.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                 MIST PIMCO                        MIST PIMCO
                                          INFLATION PROTECTED BOND                TOTAL RETURN
                                                 SUBACCOUNT                        SUBACCOUNT
                                      --------------------------------  ----------------------------------
                                            2013            2012              2013              2012
                                      ---------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       743,136  $     1,449,412  $      7,824,881  $      5,138,602
   Net realized gains (losses)......        3,372,133        5,552,101         6,202,129         1,803,188
   Change in unrealized gains
     (losses) on investments........     (12,894,231)        (564,822)      (22,672,029)        14,167,853
                                      ---------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (8,778,962)        6,436,691       (8,645,019)        21,109,643
                                      ---------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        1,014,765        1,527,932         3,404,963         5,086,786
   Net transfers (including fixed
     account).......................      (9,240,216)        8,618,680         7,276,831         8,616,606
   Contract charges.................        (394,220)        (446,568)       (1,274,679)       (1,336,950)
   Transfers for contract benefits
     and terminations...............      (8,490,880)      (6,809,915)      (29,356,115)      (27,681,344)
                                      ---------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (17,110,551)        2,890,129      (19,949,000)      (15,314,902)
                                      ---------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............     (25,889,513)        9,326,820      (28,594,019)         5,794,741
NET ASSETS:
   Beginning of year................       90,359,849       81,033,029       280,763,140       274,968,399
                                      ---------------  ---------------  ----------------  ----------------
   End of year......................  $    64,470,336  $    90,359,849  $    252,169,121  $    280,763,140
                                      ===============  ===============  ================  ================

                                                MIST PYRAMIS             MIST PYRAMIS              MIST SCHRODERS
                                              GOVERNMENT INCOME          MANAGED RISK            GLOBAL MULTI-ASSET
                                                 SUBACCOUNT               SUBACCOUNT                 SUBACCOUNT
                                      --------------------------------  ---------------  ----------------------------------
                                            2013           2012 (a)        2013 (b)            2013            2012 (a)
                                      ---------------  ---------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         7,230  $       (4,946)  $         1,056  $       (26,462)  $          4,308
   Net realized gains (losses)......         (17,912)              690            7,748            21,616            23,778
   Change in unrealized gains
     (losses) on investments........         (68,880)            4,145           14,459           185,610            14,688
                                      ---------------  ---------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (79,562)            (111)           23,263           180,764            42,774
                                      ---------------  ---------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           11,602           17,399            7,424            42,998            26,462
   Net transfers (including fixed
     account).......................          496,973        1,078,850          418,501         1,188,585         1,301,258
   Contract charges.................         (13,868)          (2,291)          (1,004)          (11,506)           (1,151)
   Transfers for contract benefits
     and terminations...............         (76,710)         (15,591)          (5,056)          (84,489)          (41,308)
                                      ---------------  ---------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..          417,997        1,078,367          419,865         1,135,588         1,285,261
                                      ---------------  ---------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............          338,435        1,078,256          443,128         1,316,352         1,328,035
NET ASSETS:
   Beginning of year................        1,078,256               --               --         1,328,035                --
                                      ---------------  ---------------  ---------------  ----------------  ----------------
   End of year......................  $     1,416,691  $     1,078,256  $       443,128  $      2,644,387  $      1,328,035
                                      ===============  ===============  ===============  ================  ================

                                                  MIST SSGA                           MIST SSGA
                                            GROWTH AND INCOME ETF                    GROWTH ETF
                                                 SUBACCOUNT                          SUBACCOUNT
                                      ---------------------------------  ----------------------------------
                                            2013             2012              2013              2012
                                      ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       872,479  $        715,003  $        370,813  $        228,559
   Net realized gains (losses)......        2,927,700         2,200,851         2,210,026         1,585,196
   Change in unrealized gains
     (losses) on investments........        3,769,801         3,889,669         4,421,044         2,457,135
                                      ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        7,569,980         6,805,523         7,001,883         4,270,890
                                      ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        1,854,464         1,752,801           699,717         1,359,107
   Net transfers (including fixed
     account).......................      (1,684,590)         3,835,084         7,325,904         3,776,299
   Contract charges.................        (513,329)         (481,890)         (339,901)         (274,366)
   Transfers for contract benefits
     and terminations...............      (3,956,401)       (2,910,623)       (1,869,587)       (1,242,922)
                                      ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (4,299,856)         2,195,372         5,816,133         3,618,118
                                      ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............        3,270,124         9,000,895        12,818,016         7,889,008
NET ASSETS:
   Beginning of year................       66,981,641        57,980,746        38,545,404        30,656,396
                                      ---------------  ----------------  ----------------  ----------------
   End of year......................  $    70,251,765  $     66,981,641  $     51,363,420  $     38,545,404
                                      ===============  ================  ================  ================

(a) For the period April 30, 2012 to December 31, 2012.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                             MIST T. ROWE PRICE                 MSF BAILLIE GIFFORD
                                               MID CAP GROWTH                   INTERNATIONAL STOCK
                                                 SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2013              2012            2013              2012
                                      ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (862,977)  $     (947,531)  $       103,727  $       (48,821)
   Net realized gains (losses)......         7,542,191       10,759,773        (764,087)       (1,865,274)
   Change in unrealized gains
     (losses) on investments........        17,242,687      (1,418,169)        7,155,077        10,055,019
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        23,921,901        8,394,073        6,494,717         8,140,924
                                      ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         1,385,873        1,418,075          475,172           833,523
   Net transfers (including fixed
     account).......................       (4,098,074)        (160,131)        (804,524)           852,416
   Contract charges.................         (393,959)        (380,042)        (203,204)         (216,565)
   Transfers for contract benefits
     and terminations...............       (8,198,291)      (6,036,723)      (5,449,735)       (5,091,803)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (11,304,451)      (5,158,821)      (5,982,291)       (3,622,429)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............        12,617,450        3,235,252          512,426         4,518,495
NET ASSETS:
   Beginning of year................        73,147,138       69,911,886       50,921,452        46,402,957
                                      ----------------  ---------------  ---------------  ----------------
   End of year......................  $     85,764,588  $    73,147,138  $    51,433,878  $     50,921,452
                                      ================  ===============  ===============  ================

                                                MSF BARCLAYS                      MSF BLACKROCK
                                            AGGREGATE BOND INDEX                   BOND INCOME
                                                 SUBACCOUNT                        SUBACCOUNT
                                      --------------------------------  --------------------------------
                                            2013            2012             2013              2012
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     1,302,232  $     1,527,089  $     2,646,867  $     1,417,755
   Net realized gains (losses)......          170,342          539,958        2,645,178        1,311,354
   Change in unrealized gains
     (losses) on investments........      (3,812,893)        (537,010)      (7,646,101)        3,797,435
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (2,340,319)        1,530,037      (2,354,056)        6,526,544
                                      ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          943,840          984,353        1,186,280        1,682,335
   Net transfers (including fixed
     account).......................        2,319,099        1,210,426        2,433,322        (437,281)
   Contract charges.................        (266,861)        (304,684)        (377,239)        (429,041)
   Transfers for contract benefits
     and terminations...............      (7,211,713)      (7,554,242)     (13,109,867)     (13,833,058)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (4,215,635)      (5,664,147)      (9,867,504)     (13,017,045)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............      (6,555,954)      (4,134,110)     (12,221,560)      (6,490,501)
NET ASSETS:
   Beginning of year................       64,276,772       68,410,882      109,634,389      116,124,890
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    57,720,818  $    64,276,772  $    97,412,829  $   109,634,389
                                      ===============  ===============  ===============  ===============

                                                MSF BLACKROCK                     MSF BLACKROCK
                                            CAPITAL APPRECIATION                   DIVERSIFIED
                                                 SUBACCOUNT                        SUBACCOUNT
                                      --------------------------------  ---------------------------------
                                           2013              2012            2013              2012
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (460,276)  $     (878,326)  $        79,997  $        56,610
   Net realized gains (losses)......        4,625,689        2,226,592          262,841           78,297
   Change in unrealized gains
     (losses) on investments........       18,042,528        8,080,369        1,132,202          683,021
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       22,207,941        9,428,635        1,475,040          817,928
                                      ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          727,913          890,244           90,860          114,897
   Net transfers (including fixed
     account).......................      (3,592,283)        (287,844)          109,942          206,736
   Contract charges.................        (214,622)        (217,727)         (48,814)         (45,375)
   Transfers for contract benefits
     and terminations...............     (10,431,113)      (9,699,867)        (822,656)        (623,189)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (13,510,105)      (9,315,194)        (670,668)        (346,931)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        8,697,836          113,441          804,372          470,997
NET ASSETS:
   Beginning of year................       75,225,794       75,112,353        8,310,586        7,839,589
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    83,923,630  $    75,225,794  $     9,114,958  $     8,310,586
                                      ===============  ===============  ===============  ===============

                                                MSF BLACKROCK
                                               LARGE CAP VALUE
                                                 SUBACCOUNT
                                      --------------------------------
                                           2013              2012
                                      ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (46,258)  $        42,394
   Net realized gains (losses)......        2,297,248        5,055,990
   Change in unrealized gains
     (losses) on investments........        8,387,763        (957,652)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       10,638,753        4,140,732
                                      ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          597,804        1,018,681
   Net transfers (including fixed
     account).......................        1,006,661        1,522,498
   Contract charges.................        (201,042)        (181,895)
   Transfers for contract benefits
     and terminations...............      (3,551,091)      (2,924,301)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (2,147,668)        (565,017)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets...............        8,491,085        3,575,715
NET ASSETS:
   Beginning of year................       36,219,149       32,643,434
                                      ---------------  ---------------
   End of year......................  $    44,710,234  $    36,219,149
                                      ===============  ===============

(a) For the period April 30, 2012 to December 31, 2012.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                               MSF BLACKROCK                        MSF DAVIS
                                               MONEY MARKET                       VENTURE VALUE
                                                SUBACCOUNT                         SUBACCOUNT
                                      --------------------------------  --------------------------------
                                           2013             2012              2013             2012
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (764,976)  $     (907,591)  $     (150,256)  $   (1,790,855)
   Net realized gains (losses)......               --               --       19,405,577        6,292,588
   Change in unrealized gains
     (losses) on investments........               --               --       61,248,707       25,583,473
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        (764,976)        (907,591)       80,504,028       30,085,206
                                      ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          865,103        1,438,982        3,648,017        4,096,100
   Net transfers (including fixed
     account).......................       12,874,742        2,385,124     (15,520,824)     (11,734,865)
   Contract charges.................        (351,119)        (350,458)      (1,166,847)      (1,185,820)
   Transfers for contract benefits
     and terminations...............     (19,734,365)     (16,976,227)     (32,518,024)     (26,998,674)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...      (6,345,639)     (13,502,579)     (45,557,678)     (35,823,259)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets................      (7,110,615)     (14,410,170)       34,946,350      (5,738,053)
NET ASSETS:
   Beginning of year................       63,129,311       77,539,481      272,302,821      278,040,874
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    56,018,696  $    63,129,311  $   307,249,171  $   272,302,821
                                      ===============  ===============  ===============  ===============

                                               MSF FRONTIER                       MSF JENNISON
                                              MID CAP GROWTH                         GROWTH
                                                SUBACCOUNT                         SUBACCOUNT
                                      --------------------------------  --------------------------------
                                           2013             2012             2013             2012
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (27,754)  $     (173,922)  $     (219,062)  $     (223,125)
   Net realized gains (losses)......        1,149,482          682,257        1,043,344        2,378,504
   Change in unrealized gains
     (losses) on investments........        2,419,516          637,080        5,548,784        (859,031)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        3,541,244        1,145,415        6,373,066        1,296,348
                                      ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          148,899          217,097          219,954          306,625
   Net transfers (including fixed
     account).......................        (812,921)        (689,910)      (2,174,201)        8,740,336
   Contract charges.................         (79,403)         (82,011)        (106,463)         (90,965)
   Transfers for contract benefits
     and terminations...............        (984,265)        (926,598)      (2,184,860)      (1,262,007)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...      (1,727,690)      (1,481,422)      (4,245,570)        7,693,989
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets................        1,813,554        (336,007)        2,127,496        8,990,337
NET ASSETS:
   Beginning of year................       12,302,094       12,638,101       20,116,086       11,125,749
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    14,115,648  $    12,302,094  $    22,243,582  $    20,116,086
                                      ===============  ===============  ===============  ===============

                                              MSF LOOMIS SAYLES                 MSF LOOMIS SAYLES
                                               SMALL CAP CORE                   SMALL CAP GROWTH
                                                 SUBACCOUNT                        SUBACCOUNT
                                      --------------------------------  --------------------------------
                                           2013              2012             2013             2012
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (954,742)  $   (1,154,021)  $     (352,226)  $     (318,701)
   Net realized gains (losses)......       11,869,670        4,148,967        1,986,432          537,393
   Change in unrealized gains
     (losses) on investments........       20,024,124        7,532,923        8,743,582        2,017,078
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............       30,939,052       10,527,869       10,377,788        2,235,770
                                      ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        1,188,143        1,195,877          204,959          395,483
   Net transfers (including fixed
     account).......................      (4,243,098)      (3,093,035)      (1,611,726)      (1,070,599)
   Contract charges.................        (315,019)        (308,287)        (119,414)        (116,236)
   Transfers for contract benefits
     and terminations...............     (10,685,683)      (8,866,293)      (2,668,471)      (1,958,475)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...     (14,055,657)     (11,071,738)      (4,194,652)      (2,749,827)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets................       16,883,395        (543,869)        6,183,136        (514,057)
NET ASSETS:
   Beginning of year................       84,979,664       85,523,533       23,754,198       24,268,255
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $   101,863,059  $    84,979,664  $    29,937,334  $    23,754,198
                                      ===============  ===============  ===============  ===============

                                               MSF MET/ARTISAN
                                                MID CAP VALUE
                                                 SUBACCOUNT
                                      ---------------------------------
                                            2013             2012
                                      ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (608,800)   $     (565,145)
   Net realized gains (losses)......        3,337,456       (2,097,191)
   Change in unrealized gains
     (losses) on investments........       37,215,621        14,942,017
                                      ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............       39,944,277        12,279,681
                                      ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        1,317,566         1,470,782
   Net transfers (including fixed
     account).......................      (6,933,693)       (4,748,996)
   Contract charges.................        (475,210)         (475,648)
   Transfers for contract benefits
     and terminations...............     (16,595,456)      (14,458,441)
                                      ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...     (22,686,793)      (18,212,303)
                                      ---------------   ---------------
     Net increase (decrease)
       in net assets................       17,257,484       (5,932,622)
NET ASSETS:
   Beginning of year................      122,364,566       128,297,188
                                      ---------------   ---------------
   End of year......................  $   139,622,050   $   122,364,566
                                      ===============   ===============

(a) For the period April 30, 2012 to December 31, 2012.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                 MSF METLIFE                MSF METLIFE CONSERVATIVE TO
                                           CONSERVATIVE ALLOCATION              MODERATE ALLOCATION
                                                 SUBACCOUNT                         SUBACCOUNT
                                      --------------------------------  ----------------------------------
                                            2013            2012              2013              2012
                                      ---------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     1,527,696  $     1,629,345  $      2,036,744  $      2,614,606
   Net realized gains (losses)......        2,578,165        3,233,398         5,317,623         2,606,713
   Change in unrealized gains
     (losses) on investments........      (1,434,332)        1,849,498         7,708,329        10,351,058
                                      ---------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        2,671,529        6,712,241        15,062,696        15,572,377
                                      ---------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          779,980          820,442         1,312,490         3,720,482
   Net transfers (including fixed
     account).......................     (12,693,368)       12,654,718         4,320,021         (644,635)
   Contract charges.................        (574,033)        (619,588)       (1,052,840)       (1,019,920)
   Transfers for contract benefits
     and terminations...............     (10,066,742)      (6,794,165)      (16,834,087)      (12,735,687)
                                      ---------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (22,554,163)        6,061,407      (12,254,416)      (10,679,760)
                                      ---------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............     (19,882,634)       12,773,648         2,808,280         4,892,617
NET ASSETS:
   Beginning of year................       99,014,719       86,241,071       164,236,003       159,343,386
                                      ---------------  ---------------  ----------------  ----------------
   End of year......................  $    79,132,085  $    99,014,719  $    167,044,283  $    164,236,003
                                      ===============  ===============  ================  ================

                                                 MSF METLIFE                         MSF METLIFE
                                             MID CAP STOCK INDEX                 MODERATE ALLOCATION
                                                 SUBACCOUNT                          SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2013              2012             2013              2012
                                      ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (147,895)  $     (224,801)  $      3,580,207  $     5,286,235
   Net realized gains (losses)......         3,624,298        2,417,530        12,424,791        3,062,545
   Change in unrealized gains
     (losses) on investments........         9,232,958        4,010,511        68,097,029       49,406,711
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        12,709,361        6,203,240        84,102,027       57,755,491
                                      ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           924,101        1,022,853         6,472,800       10,362,423
   Net transfers (including fixed
     account).......................       (1,736,176)        (228,886)         5,090,471      (6,747,534)
   Contract charges.................         (227,415)        (215,065)       (3,837,646)      (3,758,230)
   Transfers for contract benefits
     and terminations...............       (5,420,646)      (3,923,173)      (36,768,264)     (32,997,207)
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (6,460,136)      (3,344,271)      (29,042,639)     (33,140,548)
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............         6,249,225        2,858,969        55,059,388       24,614,943
NET ASSETS:
   Beginning of year................        43,051,751       40,192,782       524,607,576      499,992,633
                                      ----------------  ---------------  ----------------  ---------------
   End of year......................  $     49,300,976  $    43,051,751  $    579,666,964  $   524,607,576
                                      ================  ===============  ================  ===============

                                           MSF METLIFE MODERATE TO                   MSF METLIFE
                                            AGGRESSIVE ALLOCATION                    STOCK INDEX
                                                 SUBACCOUNT                          SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                           2013              2012              2013             2012
                                      ---------------  ----------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     1,101,141  $      3,803,445  $       278,083   $       200,514
   Net realized gains (losses)......        9,009,604         (244,697)        3,561,691         1,422,826
   Change in unrealized gains
     (losses) on investments........      129,496,974        77,284,101       14,055,705         6,531,237
                                      ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      139,607,719        80,842,849       17,895,479         8,154,577
                                      ---------------  ----------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        6,670,599        19,565,094          721,167         1,368,862
   Net transfers (including fixed
     account).......................     (12,413,289)      (20,532,427)      (1,029,804)         (533,345)
   Contract charges.................      (5,301,595)       (5,287,103)        (301,831)         (289,238)
   Transfers for contract benefits
     and terminations...............     (38,449,029)      (30,894,802)      (6,251,485)       (6,003,647)
                                      ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (49,493,314)      (37,149,238)      (6,861,953)       (5,457,368)
                                      ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............       90,114,405        43,693,611       11,033,526         2,697,209
NET ASSETS:
   Beginning of year................      638,284,894       594,591,283       62,563,406        59,866,197
                                      ---------------  ----------------  ---------------   ---------------
   End of year......................  $   728,399,299  $    638,284,894  $    73,596,932   $    62,563,406
                                      ===============  ================  ===============   ===============

                                                 MSF MFS TOTAL
                                                    RETURN
                                                  SUBACCOUNT
                                      ---------------------------------
                                            2013              2012
                                      ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        596,366  $       745,067
   Net realized gains (losses)......           880,107         (67,385)
   Change in unrealized gains
     (losses) on investments........         7,296,612        4,497,608
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         8,773,085        5,175,290
                                      ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           429,903          550,783
   Net transfers (including fixed
     account).......................           548,358        (436,722)
   Contract charges.................         (178,092)        (178,420)
   Transfers for contract benefits
     and terminations...............       (6,872,619)      (6,374,219)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (6,072,450)      (6,438,578)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets...............         2,700,635      (1,263,288)
NET ASSETS:
   Beginning of year................        53,660,070       54,923,358
                                      ----------------  ---------------
   End of year......................  $     56,360,705  $    53,660,070
                                      ================  ===============

(a) For the period April 30, 2012 to December 31, 2012.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                                    MSF MSCI
                                               MSF MFS VALUE                       EAFE INDEX
                                                SUBACCOUNT                         SUBACCOUNT
                                      --------------------------------  --------------------------------
                                           2013             2012              2013            2012
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (104,647)  $       258,931  $       730,400  $       678,448
   Net realized gains (losses)......       11,281,949        1,213,265          390,164        (576,971)
   Change in unrealized gains
     (losses) on investments........       11,480,667        5,834,096        6,973,795        6,223,730
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............       22,657,969        7,306,292        8,094,359        6,325,207
                                      ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          607,474          806,852          543,034          742,542
   Net transfers (including fixed
     account).......................       34,337,232      (2,222,828)          118,490        (293,375)
   Contract charges.................        (334,032)        (266,607)        (213,005)        (208,348)
   Transfers for contract benefits
     and terminations...............      (9,315,346)      (4,626,137)      (4,202,366)      (3,324,679)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...       25,295,328      (6,308,720)      (3,753,847)      (3,083,860)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets................       47,953,297          997,572        4,340,512        3,241,347
NET ASSETS:
   Beginning of year................       51,957,406       50,959,834       42,868,013       39,626,666
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    99,910,703  $    51,957,406  $    47,208,525  $    42,868,013
                                      ===============  ===============  ===============  ===============

                                                MSF NEUBERGER
                                               BERMAN GENESIS                MSF RUSSELL 2000 INDEX
                                                 SUBACCOUNT                        SUBACCOUNT
                                      --------------------------------  --------------------------------
                                           2013              2012            2013              2012
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (729,319)  $     (895,905)  $        44,445  $     (149,090)
   Net realized gains (losses)......        1,102,807      (2,570,242)        2,273,643          620,238
   Change in unrealized gains
     (losses) on investments........       31,517,021       10,129,806       11,487,914        4,975,072
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............       31,890,509        6,663,659       13,806,002        5,446,220
                                      ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          964,274        1,004,546          643,656          733,221
   Net transfers (including fixed
     account).......................       13,512,573      (3,646,543)      (1,566,483)        (821,875)
   Contract charges.................        (400,964)        (341,869)        (200,251)        (196,228)
   Transfers for contract benefits
     and terminations...............     (11,922,001)      (8,299,912)      (5,189,381)      (3,861,001)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...        2,153,882     (11,283,778)      (6,312,459)      (4,145,883)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets................       34,044,391      (4,620,119)        7,493,543        1,300,337
NET ASSETS:
   Beginning of year................       79,566,362       84,186,481       40,442,242       39,141,905
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $   113,610,753  $    79,566,362  $    47,935,785  $    40,442,242
                                      ===============  ===============  ===============  ===============

                                              MSF T. ROWE PRICE                  MSF T. ROWE PRICE
                                              LARGE CAP GROWTH                   SMALL CAP GROWTH
                                                 SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  --------------------------------
                                            2013             2012             2013             2012
                                      ---------------   ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (752,843)   $     (504,508)  $     (326,031)  $     (297,025)
   Net realized gains (losses)......        3,096,596         1,304,834        2,972,104        2,641,508
   Change in unrealized gains
     (losses) on investments........       17,471,678         5,166,728        7,159,778          610,048
                                      ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............       19,815,431         5,967,054        9,805,851        2,954,531
                                      ---------------   ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        1,012,265           966,347          598,807          498,122
   Net transfers (including fixed
     account).......................       22,537,343           848,532          215,591        1,390,705
   Contract charges.................        (291,462)         (193,204)        (139,224)        (119,754)
   Transfers for contract benefits
     and terminations...............      (6,506,319)       (4,198,516)      (2,733,800)      (1,713,819)
                                      ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...       16,751,827       (2,576,841)      (2,058,626)           55,254
                                      ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets................       36,567,258         3,390,213        7,747,225        3,009,785
NET ASSETS:
   Beginning of year................       38,514,439        35,124,226       23,444,285       20,434,500
                                      ---------------   ---------------  ---------------  ---------------
   End of year......................  $    75,081,697   $    38,514,439  $    31,191,510  $    23,444,285
                                      ===============   ===============  ===============  ===============

                                        MSF WESTERN ASSET MANAGEMENT
                                        STRATEGIC BOND OPPORTUNITIES
                                                 SUBACCOUNT
                                      --------------------------------
                                            2013             2012
                                      ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     3,758,341  $     2,395,401
   Net realized gains (losses)......        1,572,428        1,579,270
   Change in unrealized gains
     (losses) on investments........      (5,732,494)        6,494,965
                                      ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        (401,725)       10,469,636
                                      ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          996,596        1,090,430
   Net transfers (including fixed
     account).......................        3,434,514        (542,886)
   Contract charges.................        (383,682)        (425,816)
   Transfers for contract benefits
     and terminations...............     (13,023,033)     (12,354,056)
                                      ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions...      (8,975,605)     (12,232,328)
                                      ---------------  ---------------
     Net increase (decrease)
       in net assets................      (9,377,330)      (1,762,692)
NET ASSETS:
   Beginning of year................      110,686,505      112,449,197
                                      ---------------  ---------------
   End of year......................  $   101,309,175  $   110,686,505
                                      ===============  ===============

(a) For the period April 30, 2012 to December 31, 2012.
(b) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                                                      MSF WESTERN ASSET MANAGEMENT
                                                                                                             U.S. GOVERNMENT
                                                                                                               SUBACCOUNT
                                                                                                    --------------------------------
                                                                                                         2013              2012
                                                                                                    ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...............................................................      $       517,424  $       535,623
   Net realized gains (losses)................................................................               44,266          183,008
   Change in unrealized gains
     (losses) on investments..................................................................          (2,189,098)          789,330
                                                                                                    ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations........................................................................          (1,627,408)        1,507,961
                                                                                                    ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.....................................................................            1,209,037        1,035,411
   Net transfers (including fixed
     account).................................................................................            1,085,204         (42,333)
   Contract charges...........................................................................            (284,994)        (338,922)
   Transfers for contract benefits
     and terminations.........................................................................          (9,693,611)     (10,047,724)
                                                                                                    ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions.............................................................          (7,684,364)      (9,393,568)
                                                                                                    ---------------  ---------------
     Net increase (decrease)
       in net assets..........................................................................          (9,311,772)      (7,885,607)
NET ASSETS:
   Beginning of year..........................................................................           80,898,906       88,784,513
                                                                                                    ---------------  ---------------
   End of year................................................................................      $    71,587,134  $    80,898,906
                                                                                                    ===============  ===============

(a) For the period April 30, 2012 to December 31, 2012.
(b) For the period April 29, 2013 to December 31, 2013.



 The accompanying notes are an integral part of these financial statements.

         NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
             OF NEW ENGLAND LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


New England Variable Annuity Separate Account (the "Separate Account"), a separate account of New England Life Insurance Company (the "Company"), was established by the Company's Board of Directors on July 1, 1994 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Massachusetts Division of Insurance.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding fund or portfolio (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

American Funds Insurance Series ("American Funds")
Met Investors Series Trust ("MIST")*
Metropolitan Series Fund ("MSF")*


* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.


2.  LIST OF SUBACCOUNTS


Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts had net assets as of December 31, 2013:

American Funds Bond Subaccount                            MIST MetLife Aggressive Strategy Subaccount
American Funds Global Small Capitalization Subaccount     MIST MetLife Balanced Plus Subaccount
American Funds Growth Subaccount                          MIST MetLife Growth Strategy Subaccount (b)
American Funds Growth-Income Subaccount                   MIST MetLife Multi-Index Targeted Risk Subaccount (b)
MIST AllianceBernstein Global Dynamic Allocation          MIST MFS Research International Subaccount
   Subaccount                                             MIST Morgan Stanley Mid Cap Growth Subaccount
MIST American Funds Balanced Allocation Subaccount        MIST Oppenheimer Global Equity Subaccount
MIST American Funds Growth Allocation Subaccount          MIST PIMCO Inflation Protected Bond Subaccount
MIST American Funds Moderate Allocation Subaccount        MIST PIMCO Total Return Subaccount
MIST AQR Global Risk Balanced Subaccount                  MIST Pyramis Government Income Subaccount
MIST BlackRock Global Tactical Strategies Subaccount      MIST Pyramis Managed Risk Subaccount (b)
MIST BlackRock Large Cap Core Subaccount                  MIST Schroders Global Multi-Asset Subaccount
MIST Clarion Global Real Estate Subaccount                MIST SSgA Growth and Income ETF Subaccount
MIST ClearBridge Aggressive Growth Subaccount (a)         MIST SSgA Growth ETF Subaccount
MIST ClearBridge Aggressive Growth II Subaccount          MIST T. Rowe Price Mid Cap Growth Subaccount
MIST Harris Oakmark International Subaccount (a)          MSF Baillie Gifford International Stock Subaccount (a)
MIST Invesco Balanced-Risk Allocation Subaccount          MSF Barclays Aggregate Bond Index Subaccount
MIST Invesco Mid Cap Value Subaccount                     MSF BlackRock Bond Income Subaccount (a)
MIST Invesco Small Cap Growth Subaccount                  MSF BlackRock Capital Appreciation Subaccount (a)
MIST JPMorgan Global Active Allocation Subaccount         MSF BlackRock Diversified Subaccount
MIST Loomis Sayles Global Markets Subaccount (b)          MSF BlackRock Large Cap Value Subaccount (a)
MIST Lord Abbett Bond Debenture Subaccount                MSF BlackRock Money Market Subaccount (a)
MIST Met/Franklin Low Duration Total Return               MSF Davis Venture Value Subaccount (a)
   Subaccount

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUBACCOUNTS -- (CONCLUDED)


MSF Frontier Mid Cap Growth Subaccount                MSF MetLife Stock Index Subaccount
MSF Jennison Growth Subaccount (a)                    MSF MFS Total Return Subaccount (a)
MSF Loomis Sayles Small Cap Core Subaccount (a)       MSF MFS Value Subaccount (a)
MSF Loomis Sayles Small Cap Growth Subaccount         MSF MSCI EAFE Index Subaccount
MSF Met/Artisan Mid Cap Value Subaccount (a)          MSF Neuberger Berman Genesis Subaccount (a)
MSF MetLife Conservative Allocation Subaccount        MSF Russell 2000 Index Subaccount
MSF MetLife Conservative to Moderate Allocation       MSF T. Rowe Price Large Cap Growth Subaccount
   Subaccount                                         MSF T. Rowe Price Small Cap Growth Subaccount
MSF MetLife Mid Cap Stock Index Subaccount            MSF Western Asset Management Strategic Bond
MSF MetLife Moderate Allocation Subaccount              Opportunities Subaccount (a)
MSF MetLife Moderate to Aggressive Allocation         MSF Western Asset Management U.S. Government
   Subaccount                                           Subaccount (a)

(a) This Subaccount invests in two or more share classes within the underlying fund or portfolio of the Trusts.
(b) This Subaccount began operations during the year ended December 31, 2013.


3.  PORTFOLIO CHANGES


The following Subaccounts ceased operations during the year ended December 31, 2013:

MIST Met/Franklin Income Subaccount                  MIST MLA Mid Cap Subaccount
MIST Met/Franklin Mutual Shares Subaccount           MIST RCM Technology Subaccount
MIST Met/Franklin Templeton Founding Strategy        MSF FI Value Leaders Subaccount
   Subaccount                                        MSF Oppenheimer Global Equity Subaccount

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2013:

NAME CHANGES:

Former Name                                              New Name

(MIST) Janus Forty Portfolio                             (MIST) ClearBridge Aggressive Growth Portfolio II
(MIST) Legg Mason ClearBridge Aggressive Growth          (MIST) ClearBridge Aggressive Growth Portfolio
   Portfolio
(MIST) Lord Abbett Mid Cap Value Portfolio               (MIST) Invesco Mid Cap Value Portfolio
(MIST) Met/Templeton Growth Portfolio (a)                (MIST) Oppenheimer Global Equity Portfolio (a)
(MSF) Barclays Capital Aggregate Bond Index Portfolio    (MSF) Barclays Aggregate Bond Index Portfolio
(MSF) BlackRock Aggressive Growth Portfolio              (MSF) Frontier Mid Cap Growth Portfolio
(MSF) BlackRock Legacy Large Cap Growth Portfolio        (MSF) BlackRock Capital Appreciation Portfolio

MERGERS:

Former Portfolio                                        New Portfolio

(MIST) Met/Franklin Income Portfolio                    (MIST) Loomis Sayles Global Markets Portfolio
(MIST) Met/Franklin Mutual Shares Portfolio             (MSF) MFS Value Portfolio
(MIST) Met/Franklin Templeton Founding Strategy         (MIST) MetLife Growth Strategy Portfolio
   Portfolio
(MIST) MLA Mid Cap Portfolio                            (MSF) Neuberger Berman Genesis Portfolio
(MIST) RCM Technology Portfolio                         (MSF) T. Rowe Price Large Cap Growth Portfolio
(MSF) FI Value Leaders Portfolio                        (MSF) MFS Value Portfolio
(MSF) Oppenheimer Global Equity Portfolio (a)           (MIST) Met/Templeton Growth Portfolio (a)

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES -- (CONCLUDED)


(a) At the close of business on April 26, 2013, the (MSF) Oppenheimer Global Equity Portfolio merged with and into the (MIST) Met/Templeton Growth Portfolio. Concurrently, OppenheimerFunds, Inc. became the subadviser of the (MIST)Met/Templeton Growth Portfolio, the portfolio's investment objective and principal investment strategies changed, and the portfolio's name was changed to (MIST) Oppenheimer Global Equity Portfolio. Pursuant to these changes, the (MSF) Oppenheimer Global Equity Portfolio was deemed to be the accounting and performance survivor of the merger for financial reporting purposes, and therefore, the results of MIST Oppenheimer Global Equity Subaccount presented in the financial statements reflect the historical results of MSF Oppenheimer Global Equity Subaccount prior to the merger, and the combined results thereafter.


4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Subaccount's investment in shares of a fund or portfolio of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Subaccount invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.5 and 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Subaccounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Subaccounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Subaccounts:

     Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

     Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

     Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2013:

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 1.15% - 2.20%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.10%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                              0.25%
     ----------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Subaccounts:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee the periodic return on the investment for life.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee the period return on the investment.

      Guaranteed Minimum Income Benefit -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Enhanced Death Benefit -- For an additional charge, the Company will guarantee the highest value on any contract anniversary.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2013:

     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.50% - 0.95%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit                                                                       0.50% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.75% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.55% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract administrative charge of $30 is assessed on an annual basis. For certain Contracts with a value of $50,000 or greater, or for certain other Contracts with a value of $25,000 or greater if net deposits of at least $1,000 are made during the year, this charge may be waived. Some Contracts do not assess this charge for annuitization. In addition, Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Subaccounts.

MetLife Advisers, LLC, which acts in the capacity of investment adviser to the portfolios of the MIST and MSF Trusts, is an affiliate of the Company.

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                           FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2013              DECEMBER 31, 2013
                                                                   ------------------------------   -------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                      SHARES           COST ($)      PURCHASES ($)   FROM SALES ($)
                                                                   -------------    -------------   --------------   --------------
     American Funds Bond Subaccount..............................      3,712,934       40,668,845        3,574,662        8,489,056
     American Funds Global Small Capitalization Subaccount.......      5,280,734      108,980,451        2,466,964       22,702,946
     American Funds Growth Subaccount............................      4,913,988      243,524,946        3,619,955       63,680,531
     American Funds Growth-Income Subaccount.....................      4,734,852      160,571,335        4,062,963       37,046,689
     MIST AllianceBernstein Global Dynamic Allocation
       Subaccount................................................        344,049        3,687,184        2,989,070        1,360,321
     MIST American Funds Balanced Allocation Subaccount..........     15,903,526      133,345,483       19,798,584       14,486,975
     MIST American Funds Growth Allocation Subaccount............     28,270,141      223,366,342       31,700,315       30,080,697
     MIST American Funds Moderate Allocation Subaccount..........     12,724,902      111,711,546       12,960,246       15,661,367
     MIST AQR Global Risk Balanced Subaccount....................      1,063,322       11,929,141        8,391,078        5,929,449
     MIST BlackRock Global Tactical Strategies Subaccount........        725,950        7,441,298        4,381,412        2,864,347
     MIST BlackRock Large Cap Core Subaccount....................      1,279,236       12,129,430        1,203,260        3,590,764
     MIST Clarion Global Real Estate Subaccount..................      6,101,654       77,429,939        7,874,389       10,064,748
     MIST ClearBridge Aggressive Growth II Subaccount............        529,513       32,677,931        3,005,410        9,203,497
     MIST ClearBridge Aggressive Growth Subaccount...............      2,568,662       22,593,961        7,943,687        6,820,452
     MIST Harris Oakmark International Subaccount................      7,450,141      105,367,511        9,732,202       23,741,885
     MIST Invesco Balanced-Risk Allocation Subaccount............        516,063        5,386,248        3,189,496        3,580,258
     MIST Invesco Mid Cap Value Subaccount.......................      3,240,220       54,768,780        2,499,881       12,077,420
     MIST Invesco Small Cap Growth Subaccount....................        642,740        8,714,304        2,258,959        1,964,856
     MIST JPMorgan Global Active Allocation Subaccount...........        343,340        3,686,588        3,674,558        1,476,871
     MIST Loomis Sayles Global Markets Subaccount (a)............        594,655        7,921,949       11,161,463        3,407,507
     MIST Lord Abbett Bond Debenture Subaccount..................      6,294,932       76,027,660        8,799,530       10,783,475
     MIST Met/Franklin Low Duration Total Return Subaccount......      1,073,050       10,715,602       10,843,812        1,470,534
     MIST MetLife Aggressive Strategy Subaccount.................      2,417,195       25,548,647        2,872,037        6,012,062
     MIST MetLife Balanced Plus Subaccount.......................      1,283,365       14,051,890       12,867,886        2,632,036
     MIST MetLife Growth Strategy Subaccount (a).................      1,430,847       17,499,631       19,548,522        2,164,884
     MIST MetLife Multi-Index Targeted Risk Subaccount (a).......         51,556          568,378          675,118          108,019
     MIST MFS Research International Subaccount..................      5,737,514       63,163,153        4,002,376        9,842,135
     MIST Morgan Stanley Mid Cap Growth Subaccount...............      1,100,347       11,571,846        1,755,823        4,936,069
     MIST Oppenheimer Global Equity Subaccount...................      1,353,416       21,051,377        6,356,347        5,002,603
     MIST PIMCO Inflation Protected Bond Subaccount..............      6,525,350       71,813,195       11,377,398       23,030,415
     MIST PIMCO Total Return Subaccount..........................     21,589,836      250,069,704       26,519,254       33,411,520
     MIST Pyramis Government Income Subaccount...................        137,418        1,481,519        1,423,072          982,040
     MIST Pyramis Managed Risk Subaccount (a)....................         41,847          428,698          435,821            7,277
     MIST Schroders Global Multi-Asset Subaccount................        228,562        2,444,170        1,479,004          362,827
     MIST SSgA Growth and Income ETF Subaccount..................      5,445,880       58,819,689        8,311,071       10,109,580
     MIST SSgA Growth ETF Subaccount.............................      3,984,760       43,427,853       13,354,428        5,538,676
     MIST T. Rowe Price Mid Cap Growth Subaccount................      7,255,905       59,285,941        6,660,253       14,556,116
     MSF Baillie Gifford International Stock Subaccount..........      4,934,843       51,540,332        2,647,584        8,525,991
     MSF Barclays Aggregate Bond Index Subaccount................      5,384,427       57,654,301        6,454,381        9,367,687
     MSF BlackRock Bond Income Subaccount........................        919,788       99,004,970       11,575,743       16,237,398
     MSF BlackRock Capital Appreciation Subaccount...............      2,232,887       52,634,353        2,210,806       16,181,054
     MSF BlackRock Diversified Subaccount........................        445,072        7,302,169        1,383,945        1,974,592
     MSF BlackRock Large Cap Value Subaccount....................      3,744,552       40,049,947        7,278,204        7,267,185
     MSF BlackRock Money Market Subaccount.......................        560,188       56,018,839       24,052,121       31,162,712
     MSF Davis Venture Value Subaccount..........................      7,189,640      198,263,377       10,520,852       51,255,981
     MSF Frontier Mid Cap Growth Subaccount......................        405,742        8,293,594          941,147        2,356,042
     MSF Jennison Growth Subaccount..............................      1,417,186       16,427,569        1,306,210        5,546,422
     MSF Loomis Sayles Small Cap Core Subaccount.................        321,194       67,111,644        9,962,074       17,773,065
     MSF Loomis Sayles Small Cap Growth Subaccount...............      1,869,924       17,222,032        1,271,060        5,817,896
     MSF Met/Artisan Mid Cap Value Subaccount....................        528,144      108,563,954        2,721,267       26,016,702
     MSF MetLife Conservative Allocation Subaccount..............      6,610,874       72,555,616        8,068,785       28,652,944
     MSF MetLife Conservative to Moderate Allocation Subaccount..     12,959,218      140,053,335       18,173,432       26,652,956
     MSF MetLife Mid Cap Stock Index Subaccount..................      2,701,433       34,158,813        4,244,842        9,473,708

(a)  For the period April 29, 2013 to December 31, 2013.

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                            FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2013                DECEMBER 31, 2013
                                                                  -------------------------------    -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    --------------    --------------   --------------
     MSF MetLife Moderate Allocation Subaccount.................     42,342,369       459,213,057        31,288,127       52,391,200
     MSF MetLife Moderate to Aggressive Allocation Subaccount...     50,724,188       570,453,604        19,427,887       67,820,042
     MSF MetLife Stock Index Subaccount.........................      1,783,310        51,599,515         5,600,927       11,122,862
     MSF MFS Total Return Subaccount............................        349,575        47,701,746         3,761,068        9,237,042
     MSF MFS Value Subaccount...................................      5,659,919        83,714,783       129,051,659      102,031,571
     MSF MSCI EAFE Index Subaccount.............................      3,476,341        40,377,935         3,682,475        6,705,895
     MSF Neuberger Berman Genesis Subaccount....................      6,339,282        93,525,480        21,784,119       20,359,448
     MSF Russell 2000 Index Subaccount..........................      2,464,575        30,298,969         1,933,491        8,201,470
     MSF T. Rowe Price Large Cap Growth Subaccount..............      3,087,245        49,033,162        27,906,522       11,907,477
     MSF T. Rowe Price Small Cap Growth Subaccount..............      1,369,857        20,842,603         4,860,248        5,699,061
     MSF Western Asset Management Strategic Bond
       Opportunities Subaccount.................................      7,567,625        93,011,517        10,833,876       16,051,024
     MSF Western Asset Management U.S. Government Subaccount....      5,984,272        72,109,741         7,165,970       14,332,795

(a)  For the period April 29, 2013 to December 31, 2013.

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:


                                                                          AMERICAN FUNDS
                                          AMERICAN FUNDS BOND       GLOBAL SMALL CAPITALIZATION      AMERICAN FUNDS GROWTH
                                              SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                     -----------------------------  ----------------------------  ----------------------------
                                          2013           2012           2013           2012           2013            2012
                                     --------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year............       2,648,283      2,799,117     43,461,938     47,555,817     21,177,181     23,960,658
Units issued and transferred
   from other funding options......         427,413        408,685      3,698,652      5,603,847      1,375,758      1,963,696
Units redeemed and transferred to
   other funding options...........       (749,719)      (559,519)    (9,830,077)    (9,697,726)    (4,510,039)    (4,747,173)
                                     --------------  -------------  -------------  -------------  -------------  -------------
Units end of year..................       2,325,977      2,648,283     37,330,513     43,461,938     18,042,900     21,177,181
                                     ==============  =============  =============  =============  =============  =============


                                             AMERICAN FUNDS             MIST ALLIANCEBERNSTEIN             MIST AMERICAN
                                              GROWTH-INCOME            GLOBAL DYNAMIC ALLOCATION     FUNDS BALANCED ALLOCATION
                                               SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
                                     ------------------------------  -----------------------------  ----------------------------
                                          2013            2012            2013         2012 (a)         2013           2012
                                     --------------  --------------   -------------  -------------  -------------  -------------

Units beginning of year............      18,665,471      21,480,195         196,834             --     14,899,727     15,069,191
Units issued and transferred
   from other funding options......       1,208,486       1,502,806         286,476        229,263      1,121,636      1,527,134
Units redeemed and transferred to
   other funding options...........     (3,739,187)     (4,317,530)       (143,090)       (32,429)    (1,581,205)    (1,696,598)
                                     --------------  --------------   -------------  -------------  -------------  -------------
Units end of year..................      16,134,770      18,665,471         340,220        196,834     14,440,158     14,899,727
                                     ==============  ==============   =============  =============  =============  =============

                                          MIST AMERICAN FUNDS            MIST AMERICAN FUNDS               MIST AQR GLOBAL
                                           GROWTH ALLOCATION             MODERATE ALLOCATION                RISK BALANCED
                                              SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                     -----------------------------  -----------------------------  ------------------------------
                                          2013           2012            2013            2012           2013          2012 (a)
                                     -------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year............     27,533,118      27,018,254      12,324,435     12,948,597         878,635              --
Units issued and transferred
   from other funding options......      1,933,616       2,406,863         537,822        971,460         759,069         937,524
Units redeemed and transferred to
   other funding options...........    (3,259,201)     (1,891,999)     (1,458,110)    (1,595,622)       (626,417)        (58,889)
                                     -------------  --------------  --------------  -------------  --------------  --------------
Units end of year..................     26,207,533      27,533,118      11,404,147     12,324,435       1,011,287         878,635
                                     =============  ==============  ==============  =============  ==============  ==============


                                            MIST BLACKROCK                     MIST                            MIST
                                      GLOBAL TACTICAL STRATEGIES     BLACKROCK LARGE CAP CORE       CLARION GLOBAL REAL ESTATE
                                              SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT
                                     -----------------------------  ----------------------------  ------------------------------
                                          2013         2012 (a)         2013            2012           2013            2012
                                     -------------  --------------  -------------  -------------  --------------  --------------

Units beginning of year............        585,832              --      1,978,362      2,110,610       4,340,517       4,730,504
Units issued and transferred
   from other funding options......        453,950         622,933        249,186        394,706         692,752         502,632
Units redeemed and transferred to
   other funding options...........      (325,145)        (37,101)      (545,283)      (526,954)     (1,055,834)       (892,619)
                                     -------------  --------------  -------------  -------------  --------------  --------------
Units end of year..................        714,637         585,832      1,682,265      1,978,362       3,977,435       4,340,517
                                     =============  ==============  =============  =============  ==============  ==============

                                           MIST CLEARBRIDGE               MIST CLEARBRIDGE                      MIST
                                         AGGRESSIVE GROWTH II             AGGRESSIVE GROWTH         HARRIS OAKMARK INTERNATIONAL
                                              SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                     -----------------------------  -----------------------------  ------------------------------
                                          2013           2012            2013            2012           2013            2012
                                     -------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year............        254,544         281,414      27,612,841     31,024,670      56,246,801      61,874,195
Units issued and transferred
   from other funding options......         33,413          40,256       9,745,725      6,530,143       7,264,734       8,419,731
Units redeemed and transferred to
   other funding options...........       (62,291)        (67,126)     (8,603,055)    (9,941,972)    (13,563,765)    (14,047,125)
                                     -------------  --------------  --------------  -------------  --------------  --------------
Units end of year..................        225,666         254,544      28,755,511     27,612,841      49,947,770      56,246,801
                                     =============  ==============  ==============  =============  ==============  ==============


                                             MIST INVESCO                                                      MIST
                                       BALANCED-RISK ALLOCATION     MIST INVESCO MID CAP VALUE       INVESCO SMALL CAP GROWTH
                                              SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT
                                     -----------------------------  ----------------------------  ------------------------------
                                          2013         2012 (a)         2013          2012 (a)         2013            2012
                                     -------------  --------------  -------------  -------------  --------------  --------------

Units beginning of year............      5,584,823              --     24,433,157             --       5,171,776       5,813,521
Units issued and transferred
   from other funding options......      3,253,549       6,010,138      2,543,090     28,335,814       1,064,636       1,017,089
Units redeemed and transferred to
   other funding options...........    (3,659,148)       (425,315)    (5,616,253)    (3,902,657)     (1,168,596)     (1,658,834)
                                     -------------  --------------  -------------  -------------  --------------  --------------
Units end of year..................      5,179,224       5,584,823     21,359,994     24,433,157       5,067,816       5,171,776
                                     =============  ==============  =============  =============  ==============  ==============

                                                                         MIST
                                         MIST JPMORGAN GLOBAL        LOOMIS SAYLES              MIST
                                           ACTIVE ALLOCATION        GLOBAL MARKETS   LORD ABBETT BOND DEBENTURE
                                              SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                     -----------------------------  --------------  -----------------------------
                                          2013         2012 (a)        2013 (b)         2013            2012
                                     -------------  --------------  --------------  -------------  --------------

Units beginning of year............      1,391,913              --              --     31,915,666      35,558,398
Units issued and transferred
   from other funding options......      3,589,088       1,668,113         872,289      4,907,137       4,337,760
Units redeemed and transferred to
   other funding options...........    (1,526,915)       (276,200)       (259,415)    (7,316,852)     (7,980,492)
                                     -------------  --------------  --------------  -------------  --------------
Units end of year..................      3,454,086       1,391,913         612,874     29,505,951      31,915,666
                                     =============  ==============  ==============  =============  ==============



                                            MIST MET/FRANKLIN                    MIST                           MIST
                                        LOW DURATION TOTAL RETURN     METLIFE AGGRESSIVE STRATEGY       METLIFE BALANCED PLUS
                                               SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                     ------------------------------  -----------------------------  ------------------------------
                                          2013            2012            2013            2012           2013          2012 (a)
                                     --------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year............         134,808          79,180       2,326,171      2,686,933         367,388              --
Units issued and transferred
   from other funding options......       1,163,625         108,698         238,634         99,424       1,226,692         400,576
Units redeemed and transferred to
   other funding options...........       (228,092)        (53,070)       (469,950)      (460,186)       (310,752)        (33,188)
                                     --------------  --------------  --------------  -------------  --------------  --------------
Units end of year..................       1,070,341         134,808       2,094,855      2,326,171       1,283,328         367,388
                                     ==============  ==============  ==============  =============  ==============  ==============

(a) For the period April 30, 2012 to December 31, 2012.
(b) For the period April 29, 2013 to December 31, 2013.

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:


                                          MIST
                                         METLIFE     MIST METLIFE
                                         GROWTH       MULTI-INDEX             MIST MFS                   MIST MORGAN STANLEY
                                        STRATEGY     TARGETED RISK     RESEARCH INTERNATIONAL              MID CAP GROWTH
                                       SUBACCOUNT     SUBACCOUNT             SUBACCOUNT                      SUBACCOUNT
                                     -------------  --------------  ------------------------------  ----------------------------
                                        2013 (b)       2013 (b)          2013            2012           2013            2012
                                     -------------  --------------  --------------  --------------  -------------  -------------

Units beginning of year............             --              --      42,650,041      45,620,906     10,129,294     11,262,845
Units issued and transferred
   from other funding options......      1,682,795          61,175       3,756,756       5,701,714      1,576,902      2,270,834
Units redeemed and transferred to
   other funding options...........      (176,286)         (9,894)     (7,977,969)     (8,672,579)    (3,290,872)    (3,404,385)
                                     -------------  --------------  --------------  --------------  -------------  -------------
Units end of year..................      1,506,509          51,281      38,428,828      42,650,041      8,415,324     10,129,294
                                     =============  ==============  ==============  ==============  =============  =============




                                           MIST OPPENHEIMER                  MIST PIMCO                     MIST PIMCO
                                             GLOBAL EQUITY            INFLATION PROTECTED BOND             TOTAL RETURN
                                              SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                     -----------------------------  -----------------------------  -----------------------------
                                          2013           2012            2013           2012            2013           2012
                                     --------------  -------------  -------------  --------------  --------------  -------------

Units beginning of year............       1,026,930      1,065,791      5,518,601       5,334,723     154,390,105    163,281,881
Units issued and transferred
   from other funding options......       1,378,420        181,540      1,126,941       1,397,775      25,928,927     25,635,966
Units redeemed and transferred to
   other funding options...........     (1,321,617)      (220,401)    (2,255,587)     (1,213,897)    (37,272,929)   (34,527,742)
                                     --------------  -------------  -------------  --------------  --------------  -------------
Units end of year..................       1,083,733      1,026,930      4,389,955       5,518,601     143,046,103    154,390,105
                                     ==============  =============  =============  ==============  ==============  =============

                                             MIST PYRAMIS            MIST PYRAMIS          MIST SCHRODERS
                                           GOVERNMENT INCOME         MANAGED RISK        GLOBAL MULTI-ASSET
                                              SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                     -----------------------------  --------------  ------------------------------
                                          2013         2012 (a)        2013 (b)          2013          2012 (a)
                                     -------------  --------------  --------------  --------------  --------------

Units beginning of year............         98,388              --              --       1,242,122              --
Units issued and transferred
   from other funding options......        135,255         117,501          41,772       1,492,310       1,403,632
Units redeemed and transferred to
   other funding options...........       (96,227)        (19,113)           (601)       (459,491)       (161,510)
                                     -------------  --------------  --------------  --------------  --------------
Units end of year..................        137,416          98,388          41,171       2,274,941       1,242,122
                                     =============  ==============  ==============  ==============  ==============


                                                MIST SSGA                                                   MIST T. ROWE
                                          GROWTH AND INCOME ETF          MIST SSGA GROWTH ETF           PRICE MID CAP GROWTH
                                               SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                     ------------------------------  -----------------------------  ------------------------------
                                          2013            2012            2013            2012           2013            2012
                                     --------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year............       5,112,036       4,933,140       3,096,331      2,798,405      63,335,359      67,968,899
Units issued and transferred
   from other funding options......         564,754       1,384,485         959,788        856,129       6,877,774       9,896,322
Units redeemed and transferred to
   other funding options...........       (871,369)     (1,205,589)       (523,020)      (558,203)    (15,151,320)    (14,529,862)
                                     --------------  --------------  --------------  -------------  --------------  --------------
Units end of year..................       4,805,421       5,112,036       3,533,099      3,096,331      55,061,813      63,335,359
                                     ==============  ==============  ==============  =============  ==============  ==============

                                              MSF BAILLIE                   MSF BARCLAYS                        MSF
                                      GIFFORD INTERNATIONAL STOCK       AGGREGATE BOND INDEX           BLACKROCK BOND INCOME
                                              SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                     -----------------------------  ------------------------------  ----------------------------
                                         2013            2012            2013            2012           2013            2012
                                     -------------  -------------   --------------  --------------  -------------  -------------

Units beginning of year............     38,951,302     41,910,841       37,737,914      41,140,697     18,015,817     20,258,164
Units issued and transferred
   from other funding options......      3,519,766      6,288,170        6,916,642       6,368,260      2,453,978      2,177,954
Units redeemed and transferred to
   other funding options...........    (7,947,956)    (9,247,709)      (9,487,841)     (9,771,043)    (4,135,719)    (4,420,301)
                                     -------------  -------------   --------------  --------------  -------------  -------------
Units end of year..................     34,523,112     38,951,302       35,166,715      37,737,914     16,334,076     18,015,817
                                     =============  =============   ==============  ==============  =============  =============


                                             MSF BLACKROCK                                                      MSF
                                         CAPITAL APPRECIATION         MSF BLACKROCK DIVERSIFIED      BLACKROCK LARGE CAP VALUE
                                              SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                     -----------------------------  ----------------------------  ------------------------------
                                          2013           2012           2013            2012           2013            2012
                                     --------------  -------------  -------------  -------------  --------------  --------------

Units beginning of year............      22,736,619     25,606,594        179,353        187,088      28,641,252      29,054,587
Units issued and transferred
   from other funding options......       1,282,212      2,208,928         35,955         30,986       5,238,577       6,322,171
Units redeemed and transferred to
   other funding options...........     (4,848,370)    (5,078,903)       (49,967)       (38,721)     (6,743,688)     (6,735,506)
                                     --------------  -------------  -------------  -------------  --------------  --------------
Units end of year..................      19,170,461     22,736,619        165,341        179,353      27,136,141      28,641,252
                                     ==============  =============  =============  =============  ==============  ==============

                                                 MSF                            MSF                            MSF
                                       BLACKROCK MONEY MARKET           DAVIS VENTURE VALUE          FRONTIER MID CAP GROWTH
                                             SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                     ----------------------------  -----------------------------  ----------------------------
                                         2013           2012            2013            2012           2013           2012
                                     -------------  -------------  --------------  -------------  -------------  -------------

Units beginning of year............     27,081,624     32,962,909      76,453,047     86,947,327        259,318        291,452
Units issued and transferred
   from other funding options......     17,883,428     12,055,605       4,465,230      5,154,947         19,190         34,259
Units redeemed and transferred to
   other funding options...........   (20,652,888)   (17,936,890)    (15,530,635)   (15,649,227)       (51,316)       (66,393)
                                     -------------  -------------  --------------  -------------  -------------  -------------
Units end of year..................     24,312,164     27,081,624      65,387,642     76,453,047        227,192        259,318
                                     =============  =============  ==============  =============  =============  =============


                                                                           MSF LOOMIS                    MSF LOOMIS
                                          MSF JENNISON GROWTH         SAYLES SMALL CAP CORE        SAYLES SMALL CAP GROWTH
                                              SUBACCOUNT                   SUBACCOUNT                    SUBACCOUNT
                                     ----------------------------  ----------------------------  ----------------------------
                                          2013           2012           2013          2012           2013           2012
                                     -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year............     34,186,891     21,572,678     20,692,464     23,529,947     19,740,364     22,109,100
Units issued and transferred
   from other funding options......      2,761,985     19,955,931      1,702,243      1,537,626      2,345,896      2,144,281
Units redeemed and transferred to
   other funding options...........    (8,937,555)    (7,341,718)    (4,565,240)    (4,375,109)    (5,102,376)    (4,513,017)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..................     28,011,321     34,186,891     17,829,467     20,692,464     16,983,884     19,740,364
                                     =============  =============  =============  =============  =============  =============

(a) For the period April 30, 2012 to December 31, 2012.
(b) For the period April 29, 2013 to December 31, 2013.

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:


                                                  MSF                        MSF METLIFE            MSF METLIFE CONSERVATIVE TO
                                       MET/ARTISAN MID CAP VALUE       CONSERVATIVE ALLOCATION          MODERATE ALLOCATION
                                              SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                     -----------------------------  -----------------------------  -----------------------------
                                          2013           2012            2013           2012           2013            2012
                                     --------------  -------------  -------------  --------------  -------------  --------------

Units beginning of year............      33,885,499     39,227,358      7,292,959       6,850,429     12,239,273      13,064,084
Units issued and transferred
   from other funding options......       2,074,653      2,828,763        701,350       1,639,483      1,332,762       1,336,818
Units redeemed and transferred to
   other funding options...........     (7,334,720)    (8,170,622)    (2,334,067)     (1,196,953)    (2,207,053)     (2,161,629)
                                     --------------  -------------  -------------  --------------  -------------  --------------
Units end of year..................      28,625,432     33,885,499      5,660,242       7,292,959     11,364,982      12,239,273
                                     ==============  =============  =============  ==============  =============  ==============


                                              MSF METLIFE                        MSF                  MSF METLIFE MODERATE TO
                                          MID CAP STOCK INDEX        METLIFE MODERATE ALLOCATION       AGGRESSIVE ALLOCATION
                                              SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                     -----------------------------  -----------------------------  -----------------------------
                                         2013            2012            2013            2012           2013           2012
                                     -------------  --------------  --------------  -------------  --------------  -------------

Units beginning of year............     21,850,416      23,658,788      40,075,386     42,712,440      50,296,027     53,372,509
Units issued and transferred
   from other funding options......      2,974,952       2,888,174       2,968,773      2,616,948       1,971,111      3,039,599
Units redeemed and transferred to
   other funding options...........    (5,761,989)     (4,696,546)     (5,029,938)    (5,254,002)     (5,512,368)    (6,116,081)
                                     -------------  --------------  --------------  -------------  --------------  -------------
Units end of year..................     19,063,379      21,850,416      38,014,221     40,075,386      46,754,770     50,296,027
                                     =============  ==============  ==============  =============  ==============  =============

                                                  MSF
                                          METLIFE STOCK INDEX         MSF MFS TOTAL RETURN             MSF MFS VALUE
                                              SUBACCOUNT                   SUBACCOUNT                   SUBACCOUNT
                                     ----------------------------  ---------------------------  ----------------------------
                                          2013           2012          2013           2012          2013           2012
                                     -------------  -------------  -------------  ------------  -------------  -------------

Units beginning of year............     13,877,297     15,166,783      8,158,061     9,134,536     37,585,526     42,354,932
Units issued and transferred
   from other funding options......      1,660,549      1,903,054      1,048,375     1,051,956     85,353,434      4,196,359
Units redeemed and transferred to
   other funding options...........    (3,015,910)    (3,192,540)    (1,847,604)   (2,028,431)   (75,379,727)    (8,965,765)
                                     -------------  -------------  -------------  ------------  -------------  -------------
Units end of year..................     12,521,936     13,877,297      7,358,832     8,158,061     47,559,233     37,585,526
                                     =============  =============  =============  ============  =============  =============


                                                                               MSF
                                          MSF MSCI EAFE INDEX       NEUBERGER BERMAN GENESIS        MSF RUSSELL 2000 INDEX
                                              SUBACCOUNT                   SUBACCOUNT                     SUBACCOUNT
                                     ----------------------------  ----------------------------  ----------------------------
                                         2013            2012           2013          2012            2013           2012
                                     -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year............     32,831,212     35,406,160     42,307,991     48,617,567     20,477,220     22,750,846
Units issued and transferred
   from other funding options......      4,210,564      5,163,806     12,879,738      3,452,033      2,414,387      2,817,398
Units redeemed and transferred to
   other funding options...........    (6,981,365)    (7,738,754)   (10,950,607)    (9,761,609)    (5,128,080)    (5,091,024)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..................     30,060,411     32,831,212     44,237,122     42,307,991     17,763,527     20,477,220
                                     =============  =============  =============  =============  =============  =============

                                                                                                              MSF WESTERN
                                               MSF T. ROWE                    MSF T. ROWE                  ASSET MANAGEMENT
                                         PRICE LARGE CAP GROWTH         PRICE SMALL CAP GROWTH       STRATEGIC BOND OPPORTUNITIES
                                               SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------  -----------------------------  ------------------------------
                                          2013            2012            2013           2012            2013            2012
                                     --------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year............      23,635,941      25,256,378      11,139,207     11,117,559      36,941,346      41,275,440
Units issued and transferred
   from other funding options......      18,820,121       4,464,626       2,567,419      2,612,702       4,858,708       4,236,855
Units redeemed and transferred to
   other funding options...........     (8,960,503)     (6,085,063)     (3,306,722)    (2,591,054)     (7,904,362)     (8,570,949)
                                     --------------  --------------  --------------  -------------  --------------  --------------
Units end of year..................      33,495,559      23,635,941      10,399,904     11,139,207      33,895,692      36,941,346
                                     ==============  ==============  ==============  =============  ==============  ==============


                                             MSF WESTERN
                                          ASSET MANAGEMENT
                                           U.S. GOVERNMENT
                                             SUBACCOUNT
                                     ----------------------------
                                         2013           2012
                                     -------------  -------------

Units beginning of year............     42,979,225     48,060,527
Units issued and transferred
   from other funding options......      6,547,305      5,181,608
Units redeemed and transferred to
   other funding options...........   (10,758,140)   (10,262,910)
                                     -------------  -------------
Units end of year..................     38,768,390     42,979,225
                                     =============  =============

(a) For the period April 30, 2012 to December 31, 2012.
(b) For the period April 29, 2013 to December 31, 2013.

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Subaccounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying fund or portfolio, for the respective stated periods in the five years ended December 31, 2013:

                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                          UNITS       HIGHEST ($)      ASSETS ($)
                                      ------------  ---------------  --------------
  American Funds Bond           2013     2,325,977    14.54 - 17.33      39,394,102
     Subaccount                 2012     2,648,283    15.23 - 17.96      46,517,891
                                2011     2,799,117    14.82 - 17.28      47,375,496
                                2010     2,945,065    14.31 - 16.52      47,656,298
                                2009     3,071,795    13.78 - 15.74      47,418,093

  American Funds Global Small   2013    37,330,513      3.10 - 3.65     133,338,396
     Capitalization Subaccount  2012    43,461,938      2.48 - 2.89     122,725,393
                                2011    47,555,817      2.15 - 2.48     115,235,673
                                2010    52,551,757      2.72 - 3.11     159,797,037
                                2009    59,079,554      2.28 - 2.58     148,944,945

  American Funds Growth         2013    18,042,900    16.14 - 22.10     382,996,019
     Subaccount                 2012    21,177,181    12.71 - 17.22     350,147,074
                                2011    23,960,658    11.05 - 14.82     340,137,197
                                2010    27,474,181    11.83 - 15.70     412,587,326
                                2009    30,156,868    10.22 - 13.41     387,130,972

  American Funds                2013    16,134,770    11.28 - 15.44     238,636,393
     Growth-Income Subaccount   2012    18,665,471     8.66 - 11.73     209,539,656
                                2011    21,480,195     7.55 - 10.13     207,680,427
                                2010    24,532,016     7.89 - 10.46     244,743,387
                                2009    26,742,753      7.25 - 9.52     242,904,693

  MIST AllianceBernstein        2013       340,220    11.41 - 11.66       3,949,619
     Global Dynamic             2012       196,834    10.47 - 10.61       2,082,890
     Allocation Subaccount
     (Commenced 4/30/2012)

  MIST American Funds           2013    14,440,158    12.04 - 12.67     181,618,195
     Balanced Allocation        2012    14,899,727    10.36 - 10.81     160,100,268
     Subaccount                 2011    15,069,191      9.32 - 9.63     144,479,630
                                2010    15,942,456      9.72 - 9.96     158,154,223
                                2009    13,992,338      8.84 - 8.98     125,363,657

  MIST American Funds Growth    2013    26,207,533    12.03 - 12.67     329,912,452
     Allocation Subaccount      2012    27,533,118     9.82 - 10.24     280,493,850
                                2011    27,018,254      8.63 - 8.92     239,966,279
                                2010    27,089,390      9.27 - 9.47     255,735,337
                                2009    27,288,636      8.31 - 8.44     229,891,874

  MIST American Funds           2013    11,404,147    11.87 - 12.43     140,991,815
     Moderate Allocation        2012    12,324,435    10.62 - 11.07     135,901,256
     Subaccount                 2011    12,948,597     9.78 - 10.11     130,383,950
                                2010    13,483,240     9.99 - 10.20     137,196,371
                                2009    13,352,432      9.27 - 9.39     125,180,455

                                                 FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  American Funds Bond           2013      1.71         1.40 - 2.45       (4.53) - (3.52)
     Subaccount                 2012      2.47         1.15 - 2.20           2.81 - 3.90
                                2011      2.97         1.15 - 2.20           3.54 - 4.63
                                2010      2.96         1.15 - 2.20           3.87 - 4.97
                                2009      3.33         1.15 - 2.20          9.88 - 11.04

  American Funds Global Small   2013      0.87         1.35 - 2.45         25.18 - 26.56
     Capitalization Subaccount  2012      1.34         1.15 - 2.20         15.30 - 16.59
                                2011      1.33         1.15 - 2.20     (21.09) - (20.23)
                                2010      1.72         1.15 - 2.20         19.44 - 20.76
                                2009      0.28         1.15 - 2.20         57.25 - 59.12

  American Funds Growth         2013      0.91         1.35 - 2.45         26.95 - 28.36
     Subaccount                 2012      0.78         1.15 - 2.20         15.02 - 16.30
                                2011      0.60         1.15 - 2.20       (6.59) - (5.56)
                                2010      0.71         1.15 - 2.20         15.82 - 17.09
                                2009      0.67         1.15 - 2.20         36.04 - 37.54

  American Funds                2013      1.32         1.35 - 2.45         30.27 - 31.71
     Growth-Income Subaccount   2012      1.57         1.15 - 2.20         14.62 - 15.90
                                2011      1.49         1.15 - 2.20       (4.20) - (3.14)
                                2010      1.46         1.15 - 2.20           8.73 - 9.94
                                2009      1.62         1.15 - 2.20         28.08 - 29.48

  MIST AllianceBernstein        2013      1.09         1.15 - 1.95           9.00 - 9.88
     Global Dynamic             2012        --         1.15 - 1.95           3.03 - 3.59
     Allocation Subaccount
     (Commenced 4/30/2012)

  MIST American Funds           2013      1.36         1.15 - 2.05         16.13 - 17.18
     Balanced Allocation        2012      1.69         1.15 - 2.05         11.21 - 12.22
     Subaccount                 2011      1.30         1.15 - 2.05       (4.12) - (3.24)
                                2010      1.11         1.15 - 2.05          9.89 - 10.88
                                2009        --         1.15 - 2.05         26.70 - 27.85

  MIST American Funds Growth    2013      1.01         1.15 - 2.05         22.57 - 23.68
     Allocation Subaccount      2012      1.19         1.15 - 2.05         13.79 - 14.82
                                2011      1.11         1.15 - 2.05       (6.66) - (5.82)
                                2010      0.90         1.15 - 1.95         11.30 - 12.18
                                2009        --         1.15 - 2.05         31.32 - 32.51

  MIST American Funds           2013      1.64         1.15 - 1.95         11.33 - 12.22
     Moderate Allocation        2012      2.04         1.15 - 2.05           8.58 - 9.57
     Subaccount                 2011      1.57         1.15 - 2.05       (1.84) - (0.96)
                                2010      1.54         1.15 - 1.95           7.79 - 8.66
                                2009        --         1.15 - 1.95         21.02 - 21.98

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  MIST AQR Global Risk         2013     1,011,287    10.78 - 11.09      11,175,438
     Balanced Subaccount       2012       878,635    11.40 - 11.61      10,173,769
     (Commenced 4/30/2012)

  MIST BlackRock Global        2013       714,637    10.96 - 11.28       8,021,650
     Tactical Strategies       2012       585,832    10.16 - 10.34       6,042,380
     Subaccount
     (Commenced 4/30/2012)

  MIST BlackRock Large Cap     2013     1,682,265     7.28 - 10.03      16,194,897
     Core Subaccount           2012     1,978,362      5.54 - 7.55      14,314,469
                               2011     2,110,610      4.99 - 6.74      13,594,636
                               2010     2,151,070      5.23 - 6.80      13,961,316
                               2009     2,219,896      4.75 - 6.12      12,948,773

  MIST Clarion Global Real     2013     3,977,435    15.59 - 17.26      67,667,220
     Estate Subaccount         2012     4,340,517    15.39 - 16.86      72,167,457
                               2011     4,730,504    12.49 - 13.54      63,228,091
                               2010     5,305,672    13.52 - 14.50      76,081,125
                               2009     6,024,699    11.90 - 12.64      75,386,178

  MIST ClearBridge Aggressive  2013       225,666  168.63 - 235.49      50,467,763
     Growth II Subaccount      2012       254,544  133.85 - 184.97      44,860,838
                               2011       281,414  111.70 - 152.73      40,932,330
                               2010       318,947  123.49 - 167.10      50,759,999
                               2009       339,584  115.40 - 154.51      49,882,487

  MIST ClearBridge Aggressive  2013    28,755,511      0.87 - 1.34      33,957,658
     Growth Subaccount         2012    27,612,841      0.61 - 0.93      22,188,833
                               2011    31,024,670      0.53 - 0.80      21,133,384
                               2010    13,748,193      0.71 - 0.78      10,525,016
                               2009    13,321,184      0.58 - 0.64       8,349,187

  MIST Harris Oakmark          2013    49,947,770      2.51 - 2.89     140,495,093
     International Subaccount  2012    56,246,801      1.96 - 2.23     122,637,423
                               2011    61,874,195      1.55 - 1.75     105,629,994
                               2010    64,400,034      1.85 - 2.06     129,723,549
                               2009    67,787,358      1.63 - 1.79     118,742,264

  MIST Invesco Balanced-Risk   2013     5,179,224      1.04 - 1.06       5,459,889
     Allocation Subaccount     2012     5,584,823      1.04 - 1.05       5,857,058
     (Commenced 4/30/2012)

  MIST Invesco Mid Cap Value   2013    21,359,994      2.96 - 3.47      72,645,514
     Subaccount                2012    24,433,157      2.32 - 2.70      64,474,453
     (Commenced 4/30/2012)

  MIST Invesco Small Cap       2013     5,067,816      2.31 - 2.58      12,796,786
     Growth Subaccount         2012     5,171,776      1.68 - 1.86       9,438,989
                               2011     5,813,521      1.45 - 1.59       9,072,306
                               2010     6,512,357      1.50 - 1.63      10,411,880
                               2009     7,081,464      1.21 - 1.31       9,095,350

                                               FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  MIST AQR Global Risk         2013      2.08         1.15 - 2.20       (5.49) - (4.50)
     Balanced Subaccount       2012        --         1.15 - 2.20           3.10 - 3.83
     (Commenced 4/30/2012)

  MIST BlackRock Global        2013      1.39         1.15 - 2.20           7.91 - 9.05
     Tactical Strategies       2012        --         1.15 - 2.20           2.69 - 3.41
     Subaccount
     (Commenced 4/30/2012)

  MIST BlackRock Large Cap     2013      1.26         1.15 - 2.20         31.36 - 32.75
     Core Subaccount           2012      1.02         1.15 - 2.20         10.93 - 12.11
                               2011      0.97         1.15 - 2.20       (1.92) - (0.88)
                               2010      1.18         1.15 - 2.10         10.12 - 11.17
                               2009      1.33         1.15 - 2.10         16.72 - 17.82

  MIST Clarion Global Real     2013      6.91         1.15 - 2.20           1.29 - 2.36
     Estate Subaccount         2012      2.07         1.15 - 2.20         23.23 - 24.54
                               2011      3.94         1.15 - 2.20       (7.63) - (6.67)
                               2010      8.38         1.15 - 2.20         13.58 - 14.78
                               2009      3.21         1.15 - 2.20         31.81 - 33.20

  MIST ClearBridge Aggressive  2013      0.60         1.15 - 2.20         25.98 - 27.31
     Growth II Subaccount      2012      0.23         1.15 - 2.20         19.84 - 21.11
                               2011      1.70         1.15 - 2.20       (9.55) - (8.60)
                               2010      1.73         1.15 - 2.20           7.02 - 8.15
                               2009        --         1.15 - 2.20         39.75 - 41.22

  MIST ClearBridge Aggressive  2013      0.27         1.15 - 2.20         42.44 - 44.18
     Growth Subaccount         2012      0.09         1.15 - 2.20         15.92 - 17.21
                               2011        --         1.15 - 2.20         (9.74) - 2.05
                               2010        --         1.15 - 2.20         21.13 - 22.41
                               2009        --         1.15 - 2.20         29.91 - 31.55

  MIST Harris Oakmark          2013      2.55         1.15 - 2.20         27.65 - 29.15
     International Subaccount  2012      1.63         1.15 - 2.20         26.43 - 27.79
                               2011        --         1.15 - 2.20     (16.14) - (15.10)
                               2010      1.94         1.15 - 2.20         13.89 - 15.15
                               2009      7.96         1.15 - 2.20         51.63 - 53.56

  MIST Invesco Balanced-Risk   2013        --         1.15 - 1.95         (0.11) - 0.70
     Allocation Subaccount     2012      0.57         1.15 - 1.95           3.31 - 3.86
     (Commenced 4/30/2012)

  MIST Invesco Mid Cap Value   2013      0.73         1.15 - 2.20         27.47 - 28.82
     Subaccount                2012        --         1.15 - 2.20           1.74 - 2.47
     (Commenced 4/30/2012)

  MIST Invesco Small Cap       2013      0.22         1.15 - 2.05         37.33 - 38.57
     Growth Subaccount         2012        --         1.15 - 2.05         15.82 - 16.87
                               2011        --         1.15 - 2.05       (3.07) - (2.21)
                               2010        --         1.15 - 2.05         23.60 - 24.75
                               2009        --         1.15 - 2.05         31.17 - 32.35

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      --------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                          UNITS       HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  -------------
  MIST JPMorgan Global Active   2013     3,454,086      1.14 - 1.15      3,975,793
     Allocation Subaccount      2012     1,391,913             1.05      1,462,127
     (Commenced 4/30/2012)

  MIST Loomis Sayles            2013       612,874    13.67 - 14.52      8,800,808
     Global Markets
     Subaccount
     (Commenced 4/29/2013)

  MIST Lord Abbett Bond         2013    29,505,951      2.46 - 2.93     84,414,917
     Debenture Subaccount       2012    31,915,666      2.33 - 2.75     85,512,191
                                2011    35,558,398      2.11 - 2.46     85,351,971
                                2010    40,456,988      2.06 - 2.39     93,998,157
                                2009    45,066,399      1.87 - 2.14     93,918,970

  MIST Met/Franklin Low         2013     1,070,341     9.86 - 10.10     10,762,551
     Duration Total Return      2012       134,808     9.94 - 10.10      1,358,619
     Subaccount                 2011        79,180      9.72 - 9.78        773,691
     (Commenced 5/2/2011)

  MIST MetLife Aggressive       2013     2,094,855    14.28 - 15.65     32,390,256
     Strategy Subaccount        2012     2,326,171    11.27 - 12.22     28,109,733
     (Commenced 5/2/2011)       2011     2,686,933     9.87 - 10.59     28,160,379

  MIST MetLife Balanced Plus    2013     1,283,328    11.63 - 11.88     15,182,172
     Subaccount                 2012       367,388    10.37 - 10.51      3,849,521
     (Commenced 4/30/2012)

  MIST MetLife Growth Strategy  2013     1,506,509    12.85 - 13.45     20,103,323
     Subaccount
     (Commenced 4/29/2013)

  MIST MetLife Multi-Index      2013        51,281    11.24 - 11.32        579,432
     Targeted Risk Subaccount
     (Commenced 4/29/2013)

  MIST MFS Research             2013    38,428,828      1.56 - 1.81     68,276,242
     International Subaccount   2012    42,650,041      1.34 - 1.53     64,290,997
                                2011    45,620,906      1.17 - 1.33     59,621,551
                                2010    50,128,644      1.34 - 1.50     74,252,359
                                2009    55,359,653      1.23 - 1.37     74,529,682

  MIST Morgan Stanley Mid Cap   2013     8,415,324      1.77 - 2.11     17,352,268
     Growth Subaccount          2012    10,129,294      1.30 - 1.54     15,201,233
     (Commenced 5/3/2010)       2011    11,262,845      1.22 - 1.42     15,633,841
                                2010    13,082,111      1.34 - 1.55     19,733,417

  MIST Oppenheimer Global       2013     1,083,733    22.09 - 26.36     27,920,840
     Equity Subaccount          2012     1,026,930    17.76 - 20.98     21,023,383
                                2011     1,065,791    14.99 - 17.51     18,224,703
                                2010     1,193,937    16.73 - 19.34     22,574,929
                                2009     1,174,821    14.75 - 16.88     19,396,230

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST JPMorgan Global Active   2013      0.09         1.15 - 1.95           8.84 - 9.72
     Allocation Subaccount      2012      0.75         1.15 - 1.95           3.30 - 3.85
     (Commenced 4/30/2012)

  MIST Loomis Sayles            2013        --         1.15 - 2.20          9.95 - 10.74
     Global Markets
     Subaccount
     (Commenced 4/29/2013)

  MIST Lord Abbett Bond         2013      6.62         1.15 - 2.20           5.63 - 6.74
     Debenture Subaccount       2012      7.19         1.15 - 2.20         10.48 - 11.65
                                2011      6.07         1.15 - 2.20           2.18 - 3.27
                                2010      6.32         1.15 - 2.20         10.50 - 11.71
                                2009      7.43         1.15 - 2.20         33.84 - 35.21

  MIST Met/Franklin Low         2013      0.94         1.15 - 2.05         (0.89) - 0.00
     Duration Total Return      2012      1.78         1.15 - 2.05           2.27 - 3.20
     Subaccount                 2011        --         1.15 - 2.05       (2.63) - (2.04)
     (Commenced 5/2/2011)

  MIST MetLife Aggressive       2013      0.73         1.15 - 2.20         26.69 - 28.03
     Strategy Subaccount        2012      0.64         1.15 - 2.20         14.19 - 15.40
     (Commenced 5/2/2011)       2011        --         1.15 - 2.20     (14.81) - (14.22)

  MIST MetLife Balanced Plus    2013      0.83         1.15 - 1.95         12.15 - 13.05
     Subaccount                 2012        --         1.15 - 1.95           4.25 - 4.82
     (Commenced 4/30/2012)

  MIST MetLife Growth Strategy  2013        --         1.15 - 1.95         14.30 - 14.92
     Subaccount
     (Commenced 4/29/2013)

  MIST MetLife Multi-Index      2013      0.44         1.15 - 1.80           4.28 - 4.74
     Targeted Risk Subaccount
     (Commenced 4/29/2013)

  MIST MFS Research             2013      2.58         1.15 - 2.20         16.66 - 17.89
     International Subaccount   2012      1.90         1.15 - 2.20         14.16 - 15.37
                                2011      1.90         1.15 - 2.20     (12.68) - (11.70)
                                2010      1.73         1.15 - 2.20          9.02 - 10.10
                                2009      3.14         1.15 - 2.20         28.66 - 30.10

  MIST Morgan Stanley Mid Cap   2013      0.64         1.15 - 2.20         36.00 - 37.43
     Growth Subaccount          2012        --         1.15 - 2.20           6.89 - 8.03
     (Commenced 5/3/2010)       2011      0.60         1.15 - 2.20       (8.89) - (8.01)
                                2010        --         1.15 - 2.20         16.39 - 17.22

  MIST Oppenheimer Global       2013      1.61         1.15 - 2.20         24.35 - 25.66
     Equity Subaccount          2012      1.38         1.15 - 2.20         18.53 - 19.78
                                2011      1.86         1.15 - 2.20      (10.39) - (9.45)
                                2010      1.34         1.15 - 2.20         13.41 - 14.60
                                2009      2.23         1.15 - 2.20         36.76 - 38.20

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                          UNITS       HIGHEST ($)      ASSETS ($)
                                      ------------  ---------------  --------------
  MIST PIMCO Inflation          2013     4,389,955    13.35 - 14.93      64,470,336
     Protected Bond Subaccount  2012     5,518,601    15.04 - 16.64      90,359,849
                                2011     5,334,723    14.09 - 15.43      81,033,029
                                2010     5,520,709    12.96 - 14.04      76,438,254
                                2009     5,037,736    12.29 - 13.18      65,586,643

  MIST PIMCO Total Return       2013   143,046,103      1.57 - 1.79     252,169,121
     Subaccount                 2012   154,390,105      1.63 - 1.85     280,763,140
                                2011   163,281,881      1.53 - 1.71     274,968,399
                                2010   184,908,912      1.51 - 1.68     305,472,578
                                2009   187,516,672      1.43 - 1.57     289,918,236

  MIST Pyramis Government       2013       137,416    10.15 - 10.37       1,416,691
     Income Subaccount          2012        98,388    10.84 - 10.99       1,078,256
     (Commenced 4/30/2012)

  MIST Pyramis Managed          2013        41,171    10.74 - 10.77         443,128
     Risk Subaccount
     (Commenced 4/29/2013)

  MIST Schroders Global         2013     2,274,941      1.15 - 1.16       2,644,387
     Multi-Asset Subaccount     2012     1,242,122      1.06 - 1.07       1,328,035
     (Commenced 4/30/2012)

  MIST SSgA Growth and Income   2013     4,805,421    13.79 - 14.73      70,251,765
     ETF Subaccount             2012     5,112,036    12.45 - 13.19      66,981,641
                                2011     4,933,140    11.25 - 11.83      57,980,746
                                2010     4,098,681    11.35 - 11.84      48,200,467
                                2009     2,026,449    10.27 - 10.67      21,500,843

  MIST SSgA Growth ETF          2013     3,533,099    13.60 - 14.65      51,363,420
     Subaccount                 2012     3,096,331    11.76 - 12.55      38,545,404
                                2011     2,798,405    10.44 - 11.04      30,656,396
                                2010     1,705,233    10.94 - 11.41      19,315,032
                                2009       969,001     9.73 - 10.11       9,736,993

  MIST T. Rowe Price Mid Cap    2013    55,061,813      1.38 - 1.58      85,764,588
     Growth Subaccount          2012    63,335,359      1.04 - 1.17      73,147,138
                                2011    67,968,899      0.93 - 1.04      69,911,886
                                2010    75,544,471      0.97 - 1.07      79,944,130
                                2009    82,364,180      0.78 - 0.85      69,147,630

  MSF Baillie Gifford           2013    34,523,112      1.19 - 1.54      51,433,878
     International Stock        2012    38,951,302      1.06 - 1.35      50,921,452
     Subaccount                 2011    41,910,841      0.91 - 1.15      46,402,957
                                2010    47,670,713      1.16 - 1.45      66,749,894
                                2009    53,729,516      1.11 - 1.37      71,235,575

  MSF Barclays Aggregate Bond   2013    35,166,715      1.43 - 1.68      57,720,818
     Index Subaccount           2012    37,737,914      1.50 - 1.74      64,276,772
                                2011    41,140,697      1.48 - 1.70      68,410,882
                                2010    47,369,400      1.41 - 1.60      74,321,425
                                2009    50,555,772      1.36 - 1.53      75,988,996

                                                 FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST PIMCO Inflation          2013      2.27         1.15 - 2.20     (11.25) - (10.31)
     Protected Bond Subaccount  2012      2.98         1.15 - 2.20           6.74 - 7.88
                                2011      1.65         1.15 - 2.20           8.73 - 9.87
                                2010      2.38         1.15 - 2.20           5.42 - 6.53
                                2009      3.40         1.15 - 2.20         15.47 - 16.70

  MIST PIMCO Total Return       2013      4.23         1.15 - 2.20       (4.05) - (3.04)
     Subaccount                 2012      3.14         1.15 - 2.20           6.88 - 8.02
                                2011      2.74         1.15 - 2.20           0.92 - 2.03
                                2010      3.65         1.15 - 2.20           5.87 - 6.94
                                2009      7.27         1.15 - 2.20         15.42 - 16.64

  MIST Pyramis Government       2013      1.81         1.15 - 1.95       (6.36) - (5.61)
     Income Subaccount          2012        --         1.15 - 1.95           1.17 - 1.72
     (Commenced 4/30/2012)

  MIST Pyramis Managed          2013      1.22         1.15 - 1.60           5.12 - 5.43
     Risk Subaccount
     (Commenced 4/29/2013)

  MIST Schroders Global         2013      0.01         1.15 - 1.95           7.98 - 8.85
     Multi-Asset Subaccount     2012      1.54         1.15 - 1.95           5.29 - 5.86
     (Commenced 4/30/2012)

  MIST SSgA Growth and Income   2013      2.50         1.15 - 1.95         10.75 - 11.64
     ETF Subaccount             2012      2.36         1.15 - 1.95         10.66 - 11.55
                                2011      1.72         1.15 - 1.95       (0.89) - (0.09)
                                2010      1.24         1.15 - 1.95         10.08 - 10.96
                                2009      1.43         1.15 - 2.05         22.35 - 23.46

  MIST SSgA Growth ETF          2013      2.07         1.15 - 2.05         15.68 - 16.72
     Subaccount                 2012      1.92         1.15 - 2.05         12.69 - 13.71
                                2011      1.50         1.15 - 2.05       (4.12) - (3.25)
                                2010      1.28         1.15 - 1.95         11.95 - 12.85
                                2009      1.21         1.15 - 2.05         26.49 - 27.63

  MIST T. Rowe Price Mid Cap    2013      0.21         1.15 - 2.20         33.61 - 35.02
     Growth Subaccount          2012        --         1.15 - 2.20         11.20 - 12.38
                                2011        --         1.15 - 2.20       (3.72) - (2.70)
                                2010        --         1.15 - 2.20         24.90 - 26.20
                                2009        --         1.15 - 2.20         42.20 - 43.78

  MSF Baillie Gifford           2013      1.49         1.15 - 2.20         12.63 - 13.99
     International Stock        2012      1.20         1.15 - 2.20         16.76 - 18.02
     Subaccount                 2011      1.67         1.15 - 2.20     (21.92) - (20.88)
                                2010      1.46         1.15 - 2.20           4.60 - 5.84
                                2009      0.51         1.15 - 2.20         19.14 - 20.60

  MSF Barclays Aggregate Bond   2013      3.46         1.15 - 2.20       (4.65) - (3.65)
     Index Subaccount           2012      3.59         1.15 - 2.20           1.36 - 2.43
                                2011      3.45         1.15 - 2.20           4.97 - 6.06
                                2010      3.59         1.15 - 2.20           3.37 - 4.44
                                2009      6.04         1.15 - 2.20           2.71 - 3.79

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO           NET
                                         UNITS       HIGHEST ($)      ASSETS ($)
                                     ------------  ---------------  --------------
  MSF BlackRock Bond Income    2013    16,334,076      4.70 - 6.26      97,412,829
     Subaccount                2012    18,015,817      4.64 - 6.40     109,634,389
                               2011    20,258,164      4.42 - 6.03     116,124,890
                               2010    24,773,298      4.25 - 5.73     134,484,368
                               2009    25,673,709      4.02 - 5.36     131,074,537

  MSF BlackRock Capital        2013    19,170,461      2.22 - 4.50      83,923,630
     Appreciation Subaccount   2012    22,736,619      1.68 - 3.39      75,225,794
                               2011    25,606,594      1.49 - 3.01      75,112,353
                               2010    29,309,341      1.66 - 3.34      95,747,201
                               2009    33,664,123      1.41 - 2.83      93,156,964

  MSF BlackRock Diversified    2013       165,341    43.28 - 57.77       9,114,958
     Subaccount                2012       179,353    36.79 - 48.58       8,310,586
                               2011       187,088    33.55 - 43.84       7,839,589
                               2010       196,600    33.10 - 42.81       8,026,844
                               2009       212,231    30.96 - 39.62       7,993,644

  MSF BlackRock Large Cap      2013    27,136,141      1.48 - 1.69      44,710,234
     Value Subaccount          2012    28,641,252      1.15 - 1.30      36,219,149
                               2011    29,054,587      1.03 - 1.15      32,643,434
                               2010    31,479,302      1.03 - 1.14      35,096,472
                               2009    34,398,769      0.97 - 1.06      35,655,650

  MSF BlackRock Money Market   2013    24,312,164      1.75 - 2.42      56,018,696
     Subaccount                2012    27,081,624      1.79 - 2.45      63,129,311
                               2011    32,962,909      1.83 - 2.48      77,539,481
                               2010    39,483,517      1.87 - 2.52      94,187,372
                               2009    55,516,273      1.91 - 2.55     133,756,938

  MSF Davis Venture Value      2013    65,387,642      3.90 - 4.86     307,249,171
     Subaccount                2012    76,453,047      2.99 - 3.68     272,302,821
                               2011    86,947,327      2.71 - 3.30     278,040,874
                               2010    99,593,907      2.90 - 3.49     336,368,565
                               2009   110,104,989      2.65 - 3.16     337,050,032

  MSF Frontier Mid Cap Growth  2013       227,192    49.72 - 65.12      14,115,648
     Subaccount                2012       259,318    38.38 - 49.74      12,302,094
                               2011       291,452    35.45 - 45.46      12,638,101
                               2010       315,681    37.45 - 47.53      14,323,485
                               2009       418,747    33.29 - 41.81      16,592,384

  MSF Jennison Growth          2013    28,011,321      0.70 - 0.81      22,243,582
     Subaccount                2012    34,186,891      0.53 - 0.60      20,116,086
                               2011    21,572,678      0.47 - 0.53      11,125,749
                               2010    22,485,876      0.47 - 0.53      11,684,531
                               2009    23,949,323      0.43 - 0.48      11,320,650

  MSF Loomis Sayles Small Cap  2013    17,829,467      4.72 - 5.90     101,863,059
     Core Subaccount           2012    20,692,464      3.43 - 4.24      84,979,664
                               2011    23,529,947      3.07 - 3.75      85,523,533
                               2010    27,650,261      3.13 - 3.78     101,383,579
                               2009    32,203,056      2.51 - 3.00      93,971,021

                                               FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  MSF BlackRock Bond Income    2013      3.89         1.15 - 2.05       (3.02) - (2.10)
     Subaccount                2012      2.58         1.15 - 2.20           4.94 - 6.10
                               2011      3.84         1.15 - 2.20           4.00 - 5.13
                               2010      3.77         1.15 - 2.20           5.72 - 6.90
                               2009      6.91         1.15 - 2.20           6.80 - 7.99

  MSF BlackRock Capital        2013      0.75         1.15 - 2.20         30.99 - 32.51
     Appreciation Subaccount   2012      0.22         1.15 - 2.20         11.58 - 12.86
                               2011      0.12         1.15 - 2.20     (11.14) - (10.08)
                               2010      0.16         1.15 - 2.20         16.88 - 18.25
                               2009      0.56         1.15 - 2.20         33.52 - 35.05

  MSF BlackRock Diversified    2013      2.25         1.15 - 2.20         17.66 - 18.90
     Subaccount                2012      2.02         1.15 - 2.20          9.66 - 10.82
                               2011      2.25         1.15 - 2.20           1.34 - 2.41
                               2010      1.63         1.15 - 2.20           6.94 - 8.06
                               2009      4.71         1.15 - 2.20         14.45 - 15.66

  MSF BlackRock Large Cap      2013      1.18         1.15 - 2.20         28.88 - 30.38
     Value Subaccount          2012      1.44         1.15 - 2.20         11.48 - 12.83
                               2011      0.96         1.15 - 2.20         (0.19) - 0.97
                               2010      0.89         1.15 - 2.20           6.63 - 7.77
                               2009      1.40         1.15 - 2.20           8.54 - 9.89

  MSF BlackRock Money Market   2013        --         1.15 - 2.20       (2.18) - (1.14)
     Subaccount                2012        --         1.15 - 2.20       (2.19) - (1.15)
                               2011        --         1.15 - 2.20       (2.19) - (1.12)
                               2010        --         1.15 - 2.20       (2.14) - (1.15)
                               2009      0.30         1.15 - 2.20       (1.95) - (0.89)

  MSF Davis Venture Value      2013      1.25         1.15 - 2.20         30.46 - 32.00
     Subaccount                2012      0.68         1.15 - 2.20         10.15 - 11.41
                               2011      1.01         1.15 - 2.20       (6.35) - (5.28)
                               2010      0.89         1.15 - 2.20          9.27 - 10.52
                               2009      1.39         1.15 - 2.20         28.79 - 30.36

  MSF Frontier Mid Cap Growth  2013      1.12         1.15 - 2.20         29.55 - 30.92
     Subaccount                2012        --         1.15 - 2.20           8.27 - 9.42
                               2011      0.09         1.15 - 2.20       (5.35) - (4.35)
                               2010        --         1.15 - 2.20         12.50 - 13.68
                               2009        --         1.15 - 2.20         45.81 - 47.36

  MSF Jennison Growth          2013      0.26         1.15 - 2.20         33.93 - 35.34
     Subaccount                2012      0.05         1.15 - 2.20        (4.51) - 14.25
                               2011      0.13         1.15 - 2.20       (1.88) - (0.94)
                               2010      0.47         1.15 - 2.20          8.78 - 10.23
                               2009      0.06         1.15 - 2.20         36.59 - 38.51

  MSF Loomis Sayles Small Cap  2013      0.31         1.15 - 2.20         37.63 - 39.22
     Core Subaccount           2012        --         1.15 - 2.20         11.77 - 13.07
                               2011      0.04         1.15 - 2.20       (1.82) - (0.69)
                               2010      0.03         1.15 - 2.20         24.43 - 25.88
                               2009      0.13         1.15 - 2.20         27.11 - 28.55

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO           NET
                                         UNITS       HIGHEST ($)      ASSETS ($)
                                     ------------  ---------------  --------------
  MSF Loomis Sayles Small Cap  2013    16,983,884      1.57 - 1.79      29,937,334
     Growth Subaccount         2012    19,740,364      1.08 - 1.22      23,754,198
                               2011    22,109,100      1.00 - 1.11      24,268,255
                               2010    25,406,974      0.99 - 1.10      27,466,974
                               2009    28,645,137      0.77 - 0.85      23,879,768

  MSF Met/Artisan Mid Cap      2013    28,625,432      3.95 - 5.06     139,622,050
     Value Subaccount          2012    33,885,499      2.96 - 3.74     122,364,566
                               2011    39,227,358      2.71 - 3.39     128,297,188
                               2010    46,714,914      2.60 - 3.22     144,899,873
                               2009    53,920,168      2.32 - 2.83     147,509,408

  MSF MetLife Conservative     2013     5,660,242    12.94 - 14.18      79,132,085
     Allocation Subaccount     2012     7,292,959    12.68 - 13.75      99,014,719
                               2011     6,850,429    11.88 - 12.74      86,241,071
                               2010     7,535,384    11.76 - 12.48      93,068,263
                               2009     6,388,536    10.92 - 11.47      72,563,212

  MSF MetLife Conservative to  2013    11,364,982    13.77 - 14.89     167,044,283
     Moderate Allocation       2012    12,239,273    12.53 - 13.58     164,236,003
     Subaccount                2011    13,064,084    11.49 - 12.32     159,343,386
                               2010    13,681,075    11.62 - 12.34     167,254,367
                               2009    13,325,330    10.65 - 11.19     147,970,734

  MSF MetLife Mid Cap Stock    2013    19,063,379      2.28 - 2.63      49,300,976
     Index Subaccount          2012    21,850,416      1.76 - 2.00      43,051,751
                               2011    23,658,788      1.53 - 1.73      40,192,782
                               2010    26,771,630      1.60 - 1.79      47,047,384
                               2009    30,674,872      1.30 - 1.43      43,323,864

  MSF MetLife Moderate         2013    38,014,221    14.09 - 15.43     579,666,964
     Allocation Subaccount     2012    40,075,386    12.21 - 13.23     524,607,576
                               2011    42,712,440    11.02 - 11.82     499,992,633
                               2010    44,597,787    11.42 - 12.12     536,129,987
                               2009    45,728,144    10.32 - 10.84     492,013,090

  MSF MetLife Moderate to      2013    46,754,770    14.40 - 15.77     728,399,299
     Aggressive Allocation     2012    50,296,027    11.84 - 12.83     638,284,894
     Subaccount                2011    53,372,509    10.49 - 11.25     594,591,283
                               2010    56,779,679    11.14 - 11.83     665,791,166
                               2009    60,277,070     9.93 - 10.43     624,271,525

  MSF MetLife Stock Index      2013    12,521,936      4.73 - 6.06      73,596,932
     Subaccount                2012    13,877,297      3.67 - 4.66      62,563,406
                               2011    15,166,783      3.25 - 4.08      59,866,197
                               2010    17,661,885      3.27 - 4.06      69,214,245
                               2009    19,266,039      2.92 - 3.59      66,716,540

  MSF MFS Total Return         2013     7,358,832     4.65 - 60.50      56,360,705
     Subaccount                2012     8,158,061     4.00 - 51.61      53,660,070
                               2011     9,134,536     3.67 - 46.95      54,923,358
                               2010    10,540,754     3.68 - 46.54      63,563,896
                               2009    11,528,715     3.42 - 42.91      64,884,478

                                               FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                        INCOME          LOWEST TO         LOWEST TO
                                       RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     -------------  ----------------  ----------------
  MSF Loomis Sayles Small Cap  2013        --         1.15 - 2.20        45.15 - 46.68
     Growth Subaccount         2012        --         1.15 - 2.20          8.47 - 9.62
                               2011        --         1.15 - 2.20          0.60 - 1.64
                               2010        --         1.15 - 2.20        28.37 - 29.82
                               2009        --         1.15 - 2.20        26.92 - 28.22

  MSF Met/Artisan Mid Cap      2013      0.85         1.15 - 2.20        33.54 - 35.09
     Value Subaccount          2012      0.87         1.15 - 2.20         9.14 - 10.41
                               2011      0.86         1.15 - 2.20          4.19 - 5.38
                               2010      0.66         1.15 - 2.20        12.24 - 13.55
                               2009      0.96         1.15 - 2.20        38.18 - 39.69

  MSF MetLife Conservative     2013      3.02         1.15 - 2.20          2.02 - 3.09
     Allocation Subaccount     2012      3.11         1.15 - 2.20          6.79 - 7.92
                               2011      2.38         1.15 - 2.20          1.01 - 2.08
                               2010      3.46         1.15 - 2.20          7.65 - 8.80
                               2009      2.92         1.15 - 2.20        17.91 - 19.14

  MSF MetLife Conservative to  2013      2.52         1.15 - 2.05          8.67 - 9.66
     Moderate Allocation       2012      2.90         1.15 - 2.20         9.02 - 10.18
     Subaccount                2011      2.09         1.15 - 2.20      (1.14) - (0.11)
                               2010      3.41         1.15 - 2.20         9.10 - 10.25
                               2009      3.18         1.15 - 2.20        20.99 - 22.27

  MSF MetLife Mid Cap Stock    2013      0.97         1.15 - 2.20        29.94 - 31.31
     Index Subaccount          2012      0.77         1.15 - 2.20        14.76 - 15.98
                               2011      0.72         1.15 - 2.20      (4.31) - (3.30)
                               2010      0.83         1.15 - 2.20        23.27 - 24.62
                               2009      1.55         1.15 - 2.20        33.81 - 35.16

  MSF MetLife Moderate         2013      1.93         1.15 - 2.20        15.42 - 16.64
     Allocation Subaccount     2012      2.31         1.15 - 2.20        10.76 - 11.94
                               2011      1.53         1.15 - 2.20      (3.51) - (2.49)
                               2010      2.60         1.15 - 2.20        10.71 - 11.88
                               2009      2.92         1.15 - 2.20        23.78 - 25.09

  MSF MetLife Moderate to      2013      1.45         1.15 - 2.20        21.61 - 22.89
     Aggressive Allocation     2012      1.91         1.15 - 2.20        12.86 - 14.06
     Subaccount                2011      1.41         1.15 - 2.20      (5.86) - (4.87)
                               2010      2.16         1.15 - 2.20        12.21 - 13.38
                               2009      2.58         1.15 - 2.20        26.29 - 27.62

  MSF MetLife Stock Index      2013      1.69         1.15 - 2.20        28.83 - 30.19
     Subaccount                2012      1.62         1.15 - 2.20        12.90 - 14.10
                               2011      1.52         1.15 - 2.20        (0.58) - 0.49
                               2010      1.64         1.15 - 2.20        12.03 - 13.18
                               2009      2.45         1.15 - 2.20        23.17 - 24.45

  MSF MFS Total Return         2013      2.42         1.15 - 2.20        16.12 - 17.34
     Subaccount                2012      2.71         1.15 - 2.20         8.87 - 10.03
                               2011      2.62         1.15 - 2.20        (0.05) - 1.00
                               2010      2.89         1.15 - 2.20          7.42 - 8.54
                               2009      4.15         1.15 - 2.20        15.72 - 16.96

          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                          UNITS       HIGHEST ($)      ASSETS ($)
                                      ------------  ---------------  --------------
  MSF MFS Value                 2013    47,559,233     1.18 - 12.67      99,910,703
     Subaccount                 2012    37,585,526      1.21 - 1.42      51,957,406
                                2011    42,354,932      1.06 - 1.24      50,959,834
                                2010    46,771,975      1.08 - 1.24      56,611,896
                                2009    48,825,274      0.99 - 1.13      53,796,684

  MSF MSCI EAFE Index           2013    30,060,411      1.36 - 1.60      47,208,525
     Subaccount                 2012    32,831,212      1.15 - 1.33      42,868,013
                                2011    35,406,160      0.99 - 1.14      39,626,666
                                2010    38,834,375      1.16 - 1.32      50,334,152
                                2009    40,843,404      1.10 - 1.24      49,665,774

  MSF Neuberger Berman          2013    44,237,122      2.06 - 2.62     113,610,753
     Genesis Subaccount         2012    42,307,991      1.66 - 1.92      79,566,362
                                2011    48,617,567      1.55 - 1.76      84,186,481
                                2010    57,635,646      1.50 - 1.69      95,668,301
                                2009    65,356,132      1.27 - 1.41      90,487,549

  MSF Russell 2000 Index        2013    17,763,527      2.35 - 2.76      47,935,785
     Subaccount                 2012    20,477,220      1.74 - 2.02      40,442,242
                                2011    22,750,846      1.53 - 1.76      39,141,905
                                2010    25,697,081      1.64 - 1.86      46,741,958
                                2009    29,015,735      1.32 - 1.49      42,220,045

  MSF T. Rowe Price Large Cap   2013    33,495,559     1.95 - 22.50      75,081,697
     Growth Subaccount          2012    23,635,941      1.44 - 1.67      38,514,439
                                2011    25,256,378      1.24 - 1.42      35,124,226
                                2010    28,445,616      1.28 - 1.46      40,587,362
                                2009    31,750,181      1.12 - 1.26      39,275,314

  MSF T. Rowe Price Small Cap   2013    10,399,904      2.58 - 3.07      31,191,510
     Growth Subaccount          2012    11,139,207      1.83 - 2.16      23,444,285
                                2011    11,117,559      1.61 - 1.88      20,434,500
                                2010    10,488,236      1.62 - 1.88      19,218,431
                                2009     9,780,386      1.23 - 1.41      13,491,273

  MSF Western Asset             2013    33,895,692      2.49 - 3.10     101,309,175
     Management Strategic Bond  2012    36,941,346      2.52 - 3.11     110,686,505
     Opportunities Subaccount   2011    41,275,440      2.32 - 2.82     112,449,197
                                2010    47,539,639      2.24 - 2.70     123,703,747
                                2009    52,680,188      2.04 - 2.42     123,432,693



                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MSF MFS Value                 2013      1.17         1.15 - 2.20         18.00 - 34.08
     Subaccount                 2012      1.79         1.15 - 2.20         13.77 - 15.06
                                2011      1.42         1.15 - 2.20       (1.57) - (0.32)
                                2010      1.29         1.15 - 2.20           8.76 - 9.95
                                2009        --         1.15 - 2.20         17.93 - 19.34

  MSF MSCI EAFE Index           2013      2.92         1.15 - 2.20         18.88 - 20.13
     Subaccount                 2012      2.93         1.15 - 2.20         15.44 - 16.67
                                2011      2.32         1.15 - 2.20     (14.54) - (13.70)
                                2010      2.56         1.15 - 2.20           5.54 - 6.70
                                2009      4.06         1.15 - 2.20         25.54 - 26.84

  MSF Neuberger Berman          2013      0.57         1.15 - 2.20         25.75 - 36.79
     Genesis Subaccount         2012      0.21         1.15 - 2.20           7.35 - 8.64
                                2011      0.63         1.15 - 2.20           3.20 - 4.40
                                2010      0.38         1.15 - 2.20         18.74 - 20.01
                                2009      0.93         1.15 - 2.20         10.38 - 11.65

  MSF Russell 2000 Index        2013      1.39         1.15 - 2.20         35.18 - 36.60
     Subaccount                 2012      0.95         1.15 - 2.20         13.51 - 14.72
                                2011      0.88         1.15 - 2.20       (6.36) - (5.38)
                                2010      0.94         1.15 - 2.20         23.85 - 25.10
                                2009      1.77         1.15 - 2.20         22.88 - 24.25

  MSF T. Rowe Price Large Cap   2013      0.06         1.15 - 2.20         35.75 - 37.18
     Growth Subaccount          2012        --         1.15 - 2.20         16.08 - 17.31
                                2011        --         1.15 - 2.20       (3.51) - (2.47)
                                2010      0.07         1.15 - 2.20         14.27 - 15.38
                                2009      0.33         1.15 - 2.20         39.95 - 41.37

  MSF T. Rowe Price Small Cap   2013      0.14         1.15 - 2.20         41.04 - 42.52
     Growth Subaccount          2012        --         1.15 - 2.20         13.37 - 14.58
                                2011        --         1.15 - 2.20         (0.74) - 0.32
                                2010        --         1.15 - 2.20         31.74 - 33.12
                                2009      0.06         1.15 - 2.20         35.53 - 37.03

  MSF Western Asset             2013      4.88         1.15 - 2.20       (1.37) - (0.22)
     Management Strategic Bond  2012      3.48         1.15 - 2.20          8.86 - 10.02
     Opportunities Subaccount   2011      5.00         1.15 - 2.20           3.53 - 4.72
                                2010      6.12         1.15 - 2.20         10.02 - 11.36
                                2009      6.73         1.15 - 2.20         29.02 - 30.49



          NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  MSF Western Asset              2013    38,768,390      1.54 - 1.91      71,587,134
     Management U.S. Government  2012    42,979,225      1.58 - 1.95      80,898,906
     Subaccount                  2011    48,060,527      1.57 - 1.91      88,784,513
                                 2010    55,261,352      1.53 - 1.84      98,100,793
                                 2009    61,651,744      1.48 - 1.76     105,046,251

                                                FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  MSF Western Asset              2013      1.99         1.15 - 2.20      (3.06) - (1.88)
     Management U.S. Government  2012      1.95         1.15 - 2.20          0.79 - 1.98
     Subaccount                  2011      1.34         1.15 - 2.20          2.95 - 4.12
                                 2010      2.58         1.15 - 2.20          3.25 - 4.43
                                 2009      4.50         1.15 - 2.20          1.79 - 2.99

 1 These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying fund or portfolio, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying fund or portfolio in which the Subaccount invests. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, if any, within the underlying fund or portfolio of the Trusts which may have unique investment income ratios.

 2 These amounts represent annualized contract expenses of each of the applicable Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund or portfolio have been excluded.

 3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund or portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Subaccount.

This page is intentionally left blank.

New England Life Insurance Company and Subsidiary

Consolidated Financial Statements

As of December 31, 2013 and 2012 and for the Years Ended December 31, 2013, 2012 and 2011 and Independent Auditors' Report

                         INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of New England Life Insurance Company:

We have audited the accompanying consolidated financial statements of New England Life Insurance Company and its subsidiary (an indirect wholly-owned subsidiary of MetLife, Inc.) (the "Company"), which comprise the consolidated balance sheets as of December 31, 2013 and 2012, and the related consolidated statements of income, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2013, and the related notes to the consolidated financial statements.

Management's Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of New England Life Insurance Company and its subsidiary as of December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2013, in accordance with accounting principles generally accepted in the United States of America.

Other Matter

Results of the Company may not be indicative of those of a stand-alone entity, as the Company is a member of a controlled group of affiliated companies.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, FL
April 18, 2014

               New England Life Insurance Company and Subsidiary

                          Consolidated Balance Sheets
                          December 31, 2013 and 2012

                (In millions, except share and per share data)

                                                                                      2013       2012
                                                                                   ---------- ----------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized
   cost: $1,569 and $1,404, respectively)......................................... $    1,608 $    1,565
 Mortgage loans (net of valuation allowances of $1 and $0, respectively)..........        123        103
 Policy loans.....................................................................        416        415
 Real estate joint ventures.......................................................          5          5
 Other limited partnership interests..............................................          5          5
 Short-term investments, at estimated fair value..................................         22         72
 Other invested assets............................................................         19         15
                                                                                   ---------- ----------
   Total investments..............................................................      2,198      2,180
Cash and cash equivalents.........................................................         37         26
Accrued investment income.........................................................         28         28
Premiums, reinsurance and other receivables.......................................        639        955
Deferred policy acquisition costs.................................................        746        716
Current income tax recoverable....................................................          2          3
Other assets......................................................................         39         45
Separate account assets...........................................................      9,298      8,393
                                                                                   ---------- ----------
   Total assets................................................................... $   12,987 $   12,346
                                                                                   ========== ==========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits............................................................ $      735 $      741
Policyholder account balances.....................................................      1,020      1,070
Other policy-related balances.....................................................        342        355
Policyholder dividends payable....................................................          3          3
Payables for collateral under derivative transactions.............................          3         --
Deferred income tax liability.....................................................         80        167
Other liabilities.................................................................        364        380
Separate account liabilities......................................................      9,298      8,393
                                                                                   ---------- ----------
   Total liabilities..............................................................     11,845     11,109
                                                                                   ---------- ----------
Contingencies, Commitments and Guarantees (Note 12)
Stockholder's Equity
Common stock, par value $125 per share; 50,000 shares authorized; 20,000 shares
  issued and outstanding..........................................................          3          3
Additional paid-in capital........................................................        450        458
Retained earnings.................................................................        685        720
Accumulated other comprehensive income (loss).....................................          4         56
                                                                                   ---------- ----------
   Total stockholder's equity.....................................................      1,142      1,237
                                                                                   ---------- ----------
   Total liabilities and stockholder's equity..................................... $   12,987 $   12,346
                                                                                   ========== ==========

       See accompanying notes to the consolidated financial statements.

               New England Life Insurance Company and Subsidiary

                       Consolidated Statements of Income
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                 2013    2012    2011
                                                                ------- ------- -------
Revenues
Premiums....................................................... $    48 $    48 $    50
Universal life and investment-type product policy fees.........     266     265     306
Net investment income..........................................     106     104     105
Other revenues.................................................     243     242     149
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.      --      --      --
 Other net investment gains (losses)...........................       9       3       1
                                                                ------- ------- -------
   Total net investment gains (losses).........................       9       3       1
 Net derivative gains (losses).................................   (233)     178     156
                                                                ------- ------- -------
     Total revenues............................................     439     840     767
                                                                ------- ------- -------
Expenses
Policyholder benefits and claims...............................      99     175     138
Interest credited to policyholder account balances.............      33      31      30
Policyholder dividends.........................................       6       6       6
Other expenses.................................................     250     415     436
                                                                ------- ------- -------
     Total expenses............................................     388     627     610
                                                                ------- ------- -------
Income (loss) before provision for income tax..................      51     213     157
Provision for income tax expense (benefit).....................       9      74      46
                                                                ------- ------- -------
Net income..................................................... $    42 $   139 $   111
                                                                ======= ======= =======

       See accompanying notes to the consolidated financial statements.

               New England Life Insurance Company and Subsidiary

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                        2013    2012    2011
                                                                      -------- ------- ------
Net income (loss).................................................... $     42 $   139 $  111
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets........    (121)      26     60
 Unrealized gains (losses) on derivatives............................        1       4    (1)
 Defined benefit plans adjustment....................................       40    (19)   (25)
                                                                      -------- ------- ------
Other comprehensive income (loss), before income tax.................     (80)      11     34
Income tax (expense) benefit related to items of other comprehensive
  income (loss)......................................................       28     (4)   (12)
                                                                      -------- ------- ------
Other comprehensive income (loss), net of income tax.................     (52)       7     22
                                                                      -------- ------- ------
Comprehensive income (loss).......................................... $   (10) $   146 $  133
                                                                      ======== ======= ======

       See accompanying notes to the consolidated financial statements.

               New England Life Insurance Company and Subsidiary

                Consolidated Statements of Stockholder's Equity
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                         Accumulated Other Comprehensive
                                                               Income (Loss)
                                                         -------------------------------
                                                              Net           Defined
                                     Additional            Unrealized       Benefit          Total
                              Common  Paid-in   Retained   Investment        Plans       Stockholder's
                              Stock   Capital   Earnings Gains (Losses)    Adjustment       Equity
                              ------ ---------- -------- --------------    ----------    -------------
Balance at December 31, 2010. $   3   $   458   $   623      $   46         $   (19)       $   1,111
Dividends on common stock....                     (107)                                        (107)
Net income...................                       111                                          111
Other comprehensive income
  (loss), net of income tax..                                    38             (16)              22
                              -----   -------   -------      ------         --------       ---------
Balance at December 31, 2011.     3       458       627          84             (35)           1,137
Dividends on common stock....                      (46)                                         (46)
Net income...................                       139                                          139
Other comprehensive income
  (loss), net of income tax..                                    20             (13)               7
                              -----   -------   -------      ------         --------       ---------
Balance at December 31, 2012.     3       458       720         104             (48)           1,237
Dividends on common stock....                      (77)                                         (77)
Return of capital............             (8)                                                    (8)
Net income...................                        42                                           42
Other comprehensive income
  (loss), net of income tax..                                  (78)               26            (52)
                              -----   -------   -------      ------         --------       ---------
Balance at December 31, 2013. $   3   $   450   $   685      $   26         $   (22)       $   1,142
                              =====   =======   =======      ======         ========       =========

       See accompanying notes to the consolidated financial statements.

               New England Life Insurance Company and Subsidiary

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                                                      2013     2012     2011
                                                                                                    -------- -------- --------
Cash flows from operating activities
Net income (loss).................................................................................. $     42 $    139 $    111
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses...........................................................        3        4        4
  Amortization of premiums and accretion of discounts associated with investments, net.............      (4)      (5)      (2)
  (Gains) losses on investments and derivatives, net...............................................      216    (144)    (167)
  (Income) loss from equity method investments, net of dividends or distributions..................       --      (1)      (1)
  Interest credited to policyholder account balances...............................................       33       31       30
  Universal life and investment-type product policy fees...........................................    (266)    (265)    (306)
  Change in accrued investment income..............................................................       --      (1)      (1)
  Change in premiums, reinsurance and other receivables............................................        5    (123)      (8)
  Change in deferred policy acquisition costs, net.................................................     (30)      107      192
  Change in income tax.............................................................................     (43)       39       16
  Change in other assets...........................................................................      118      115      120
  Change in insurance-related liabilities and policy-related balances..............................     (11)       59        9
  Change in other liabilities......................................................................        6       41       36
                                                                                                    -------- -------- --------
Net cash provided by (used in) operating activities................................................       69      (4)       33
                                                                                                    -------- -------- --------
Cash flows from investing activities
  Sales, maturities and repayments of:
   Fixed maturity securities.......................................................................      541      379      325
   Mortgage loans..................................................................................        3        3        4
   Other limited partnership interests.............................................................        1        1       --
  Purchases of:
   Fixed maturity securities.......................................................................    (691)    (454)    (373)
   Mortgage loans..................................................................................     (23)      (2)     (32)
   Real estate joint ventures......................................................................       --      (5)       --
   Other limited partnership interests.............................................................      (1)      (2)      (2)
  Cash received in connection with freestanding derivatives........................................        2       --        1
  Cash paid in connection with freestanding derivatives............................................      (1)       --      (5)
  Net change in policy loans.......................................................................      (1)      (5)      (6)
  Net change in short-term investments.............................................................       50     (13)     (21)
  Other, net.......................................................................................       --      (4)      (4)
                                                                                                    -------- -------- --------
Net cash provided by (used in) investing activities................................................    (120)    (102)    (113)
                                                                                                    -------- -------- --------
Cash flows from financing activities
  Policyholder account balances:
   Deposits........................................................................................      263      304      299
   Withdrawals.....................................................................................    (119)    (159)    (111)
  Net change in payables for collateral under derivative transactions..............................        3       --       --
  Return of capital................................................................................      (8)       --       --
  Dividends on common stock........................................................................     (77)     (46)    (107)
                                                                                                    -------- -------- --------
Net cash provided by (used in) financing activities................................................       62       99       81
                                                                                                    -------- -------- --------
Change in cash and cash equivalents................................................................       11      (7)        1
Cash and cash equivalents, beginning of year.......................................................       26       33       32
                                                                                                    -------- -------- --------
Cash and cash equivalents, end of year............................................................. $     37 $     26 $     33
                                                                                                    ======== ======== ========
Supplemental disclosures of cash flow information:
  Net cash paid for:
   Income tax...................................................................................... $     54 $     17 $     15
                                                                                                    ======== ======== ========

       See accompanying notes to the consolidated financial statements.

               New England Life Insurance Company and Subsidiary

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  New England Life Insurance Company ("NELICO") and its subsidiary (collectively, the "Company") is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MLIC"), which is a wholly-owned subsidiary of MetLife, Inc. ("MetLife"). The Company is headquartered in Boston, Massachusetts and is a Massachusetts chartered company.

  The Company principally provides life insurance and annuity contracts through a network of general agencies and independent brokers located throughout the United States. The Company offers life insurance and annuities to individuals, as well as group insurance, non-medical health and disability coverage to corporations and other institutions. The Company is licensed to conduct business in 50 states and the District of Columbia.

  NELICO owns 100% of the outstanding common stock of New England Securities Corporation.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

 Consolidation

   The accompanying consolidated financial statements include the accounts of NELICO and its subsidiary. Intercompany accounts and transactions have been eliminated.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

    .  such separate accounts are legally recognized;
    . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
    . investments are directed by the contractholder; and . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

  The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of income. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

  The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the statements of income.

 Reclassifications

   Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

Summary of Significant Accounting Policies

  The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

  ----------------------------------------------------------------------------
  Accounting Policy                                                       Note
  ----------------------------------------------------------------------------
  Insurance                                                                2
  ----------------------------------------------------------------------------
  Deferred Policy Acquisition Costs and Other Policy-Related Intangibles   3
  ----------------------------------------------------------------------------
  Reinsurance                                                              4
  ----------------------------------------------------------------------------
  Investments                                                              5
  ----------------------------------------------------------------------------
  Derivatives                                                              6
  ----------------------------------------------------------------------------
  Fair Value                                                               7
  ----------------------------------------------------------------------------
  Employee Benefit Plans                                                   10
  ----------------------------------------------------------------------------
  Income Tax                                                               11
  ----------------------------------------------------------------------------
  Litigation Contingencies                                                 12
  ----------------------------------------------------------------------------

 Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

    The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

    Liabilities for variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

    The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

    Policyholder account balances ("PABs") relate to contract or contract features where the Company has no significant insurance risk.

    The Company issues certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

    Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policy-Related Balances

    Other policy-related balances include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid and policyholder dividends left on deposit.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The liability for policy and contract claims generally relates to incurred but not reported death and disability claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

    The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits and margins, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

    The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premiums received in advance and applies the cash received to premiums when due.

  Recognition of Insurance Revenues and Deposits

    Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

    Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

    Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related PABs.

    Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs and Other Policy-Related Intangibles

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

    .  incremental direct costs of contract acquisition, such as commissions;
    . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and
    . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

  DAC is amortized as follows:

 -----------------------------------------------------------------------------
 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 -----------------------------------------------------------------------------
 .  Nonparticipating and                Historic actual and expected future
    non-dividend-paying traditional     gross premiums.
    contracts:
 .  Term insurance
 .  Non-medical health insurance
 -----------------------------------------------------------------------------
 .  Participating, dividend-paying      Actual and expected future gross
    traditional contracts               margins.
 -----------------------------------------------------------------------------
 .  Fixed and variable universal life   Actual and expected future gross
    contracts                           profits.
 .  Variable deferred annuity contracts
 -----------------------------------------------------------------------------

   See Note 3 for additional information on DAC amortization.

   The recovery of DAC is dependent upon the future profitability of the related business.

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements to determine the recoverability of the asset.

 Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

   For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums. Unearned premiums are reflected as a component of premiums, reinsurance and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of insurance protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of the related insurance liabilities ceded (assumed) are recognized immediately as a loss and are reported in the appropriate line item within the statements of income. Any gain on such retroactive agreement is deferred and is amortized as part of DAC, primarily using the recovery method.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheets, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

   Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Investments

  Net Investment Income

    Income on investments is reported within net investment income, unless otherwise stated herein.

  Fixed Maturity Securities

    The Company's fixed maturity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

    Interest income on fixed maturity securities is recognized when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Prepayment fees are recognized when earned.

    The Company periodically evaluates fixed maturity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 5 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exist, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

  Mortgage Loans

    The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 5.

    Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Real Estate Joint Ventures and Other Limited Partnership Interests

    The Company uses the equity method of accounting for investments in equity securities when it has significant influence or at least 20% interest and for investments in real estate joint ventures and other limited partnership interests ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, but does not have a controlling financial interest. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments as earned or received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

    The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

  Other Invested Assets

    Other invested assets consist of the following:

    . Tax credit partnerships derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.
    . Freestanding derivatives with positive estimated fair values are described in "-- Derivatives" below.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Derivatives

  Freestanding Derivatives

    Freestanding derivatives are carried in the Company's balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

    If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses).

  Hedge Accounting

    To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

    . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) -- effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

    The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statements of income within interest income or interest expense to match the location of the hedged item.

    In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

    The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the cash flows of a hedged item, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statements of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

    When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

    In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

    The Company sells variable annuities and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

    . the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;
    . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and
    . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

    Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Fair Value

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

 Employee Benefit Plans

   Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by MLIC. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

   In addition, the Company sponsors a qualified and a non-qualified defined benefit pension plan, as well as other postretirement benefit plans. The Company recognizes the funded status of the projected benefit obligation ("PBO") for pension benefits and the accumulated postretirement benefit obligation ("APBO") for other postretirement benefits for each of its plans. The Company recognizes an expense for differences between actual experience and estimates over the average future service period of participants. The actuarial gains (losses), prior service costs and credits not yet included in net periodic benefit costs are charged to accumulated OCI ("AOCI"), net of income tax.

 Income Tax

   The Company joins with MetLife and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to the Company under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife has elected the "percentage method" (and 100 percent under such method) of reimbursing companies for tax attributes such as losses. As a result, 100 percent of tax attributes such as losses are reimbursed by MetLife to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes such as losses. Profitable subsidiaries pay to MetLife each year the federal income tax which such profitable subsidiary would have paid that year based upon that year's taxable income. If the Company has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by the Company when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if the Company would not have realized the attributes on a stand-alone basis under a "wait and see" method.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Factors in management's determination include the performance of the business and its ability to generate capital gains. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

  . future taxable income exclusive of reversing temporary differences and carryforwards;
  .  future reversals of existing taxable temporary differences;
  . taxable income in prior carryback years; and . tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

 Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized in other expenses as incurred. On an annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Other Accounting Policies

  Cash and Cash Equivalents

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Property, Equipment, Leasehold Improvements and Computer Software

    Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from one to 25 years for leasehold improvements and from three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $8 million at both December 31, 2013 and 2012. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $3 million and $2 million at December 31, 2013 and 2012, respectively. Related depreciation and amortization expense was $1 million for each of the years ended December 31, 2013, 2012 and 2011.

    Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $13 million at both
  December 31, 2013 and 2012. Accumulated amortization of capitalized software was $9 million and $8 million at December 31, 2013 and 2012, respectively. Related amortization expense was $2 million for the year ended December 31, 2013 and $1 million for each of the years ended December 31, 2012 and 2011.

  Other Revenues

    Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Policyholder Dividends

    Policyholder dividends are approved annually by NELICO's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by NELICO.

  Foreign Currency

    Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Adoption of New Accounting Pronouncements

  Effective July 17, 2013, the Company adopted new guidance regarding derivatives that permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the United States Treasury and London Interbank Offered Rate ("LIBOR"). Also, this new guidance removes the restriction on using different benchmark rates for similar hedges. The new guidance did not have a material impact on the financial statements upon adoption, but may impact the selection of benchmark interest rates for hedging relationships in the future.

  Effective January 1, 2013, the Company adopted new guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of AOCI by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 8.

  Effective January 1, 2013, the Company adopted new guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 6.

  On January 1, 2012, the Company adopted new guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative costs previously capitalized by the Company will no longer be deferred.

  On January 1, 2012, the Company adopted new guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholder's equity. The Company adopted the two-statement approach for annual financial statements.

  Effective January 1, 2012, the Company adopted new guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's financial statements other than the expanded disclosures in Note 7.

               New England Life Insurance Company and Subsidiary

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Future Adoption of New Accounting Pronouncements

  In February 2013, the FASB issued new guidance regarding liabilities (Accounting Standards Update 2013-04, Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date), effective retrospectively for fiscal years beginning after December 15, 2013 and interim periods within those years. The amendments require an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. In addition, the amendments require an entity to disclose the nature and amount of the obligation, as well as other information about the obligation. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

2. Insurance

Insurance Liabilities

  Future policy benefits are measured as follows:

  ---------------------------------------------------------------------------
  Product Type:                        Measurement Assumptions:
  ---------------------------------------------------------------------------
  Participating life                   Aggregate of (i) net level premium
                                       reserves for death and endowment
                                       policy benefits (calculated based
                                       upon the non-forfeiture interest
                                       rate, ranging from 4% to 5%) and (ii)
                                       the liability for terminal dividends.
  ---------------------------------------------------------------------------
  Nonparticipating life                Aggregate of the present value of
                                       expected future benefit payments and
                                       related expenses less the present
                                       value of expected future net
                                       premiums. Assumptions as to mortality
                                       and persistency are based upon the
                                       Company's experience when the basis
                                       of the liability is established.
                                       Interest rate assumptions for the
                                       aggregate future policy benefit
                                       liabilities range from 3% to 9%.
  ---------------------------------------------------------------------------
  Individual and group traditional     Present value of expected future
  fixed annuities after annuitization  payments. Interest rate assumptions used in establishing such liabilities
                                       range from 4% to 7%.
  ---------------------------------------------------------------------------
  Non-medical health insurance         The net level premium method and
                                       assumptions as to future morbidity,
                                       withdrawals and interest, which
                                       provide a margin for adverse
                                       deviation. Interest rate assumptions
                                       used in establishing such liabilities
                                       range from 4% to 5%.
  ---------------------------------------------------------------------------
  Disabled lives                       Present value of benefits method and
                                       experience assumptions as to claim
                                       terminations, expenses and interest.
                                       Interest rate assumptions used in
                                       establishing such liabilities range
                                       from 3% to 7%.
  ---------------------------------------------------------------------------

  Participating business represented 2% of the Company's life insurance in-force at both December 31, 2013 and 2012. Participating policies represented 40% of gross life insurance premiums for each of the years ended December 31, 2013, 2012 and 2011.

  PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 7%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

               New England Life Insurance Company and Subsidiary

Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. The non-life contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in PABs and are further discussed in Note 6. Guarantees accounted for as insurance liabilities include:

Guarantee:                                    Measurement Assumptions:
---------------------------------------------------------------------------------------------
GMDBs  .  A return of purchase payment upon   Present value of expected death benefits in
          death even if the account value is    excess of the projected account balance
          reduced to zero.                      recognizing the excess ratably over the
       .  An enhanced death benefit may be      accumulation period based on the present
          available for an additional fee.      value of total expected assessments.
                                              Assumptions are consistent with those used
                                                for amortizing DAC, and are thus subject
                                                to the same variability and risk.
                                              Investment performance and volatility
                                                assumptions are consistent with the
                                                historical experience of the appropriate
                                                underlying equity index, such as the S&P
                                                500 Index.
                                              Benefit assumptions are based on the
                                                average benefits payable over a range of
                                                scenarios.
---------------------------------------------------------------------------------------------
GMIBs  .  After a specified period of time    Present value of expected income benefits
          determined at the time of issuance    in excess of the projected account balance
          of the variable annuity contract,     at any future date of annuitization and
          a minimum accumulation of purchase    recognizing the excess ratably over the
          payments, even if the account         accumulation period based on present
          value is reduced to zero, that can    value of total expected assessments.
          be annuitized to receive a monthly  Assumptions are consistent with those used
          income stream that is not less        for estimating GMDB liabilities.
          than a specified amount.            Calculation incorporates an assumption for
       .  Certain contracts also provide for    the percentage of the potential
          a guaranteed lump sum return of       annuitizations that may be elected by the
          purchase premium in lieu of the       contractholder.
          annuitization benefit.
---------------------------------------------------------------------------------------------
GMWBs  .  A return of purchase payment via    Expected value of the life contingent
          partial withdrawals, even if the      payments and expected assessments using
          account value is reduced to zero,     assumptions consistent with those used for
          provided that cumulative              estimating the GMDB liabilities.
          withdrawals in a contract year do
          not exceed a certain limit.
       .  Certain contracts include
          guaranteed withdrawals that are
          life contingent.

               New England Life Insurance Company and Subsidiary

  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and variable life contracts was as follows:

                                                      Variable Life
                                   Annuity Contracts    Contracts
                                   ------------------ -------------
                                                        Secondary
                                    GMDBs     GMIBs    Guarantees    Total
                                   -------- --------- ------------- -------
                                                (In millions)
     Direct
     Balance at January 1, 2011... $      6 $      34      $      1 $    41
     Incurred guaranteed benefits.        3        10             1      14
     Paid guaranteed benefits.....      (1)        --            --     (1)
                                   -------- ---------      -------- -------
     Balance at December 31, 2011.        8        44             2      54
     Incurred guaranteed benefits.       --        56           (1)      55
     Paid guaranteed benefits.....      (1)        --            --     (1)
                                   -------- ---------      -------- -------
     Balance at December 31, 2012.        7       100             1     108
     Incurred guaranteed benefits.        3       (4)            --     (1)
     Paid guaranteed benefits.....      (1)        --            --     (1)
                                   -------- ---------      -------- -------
     Balance at December 31, 2013. $      9 $      96      $      1 $   106
                                   ======== =========      ======== =======
     Ceded
     Balance at January 1, 2011... $      5 $      12      $     -- $    17
     Incurred guaranteed benefits.        3         3            --       6
     Paid guaranteed benefits.....      (1)        --            --     (1)
                                   -------- ---------      -------- -------
     Balance at December 31, 2011.        7        15            --      22
     Incurred guaranteed benefits.       --        19            --      19
     Paid guaranteed benefits.....      (1)        --            --     (1)
                                   -------- ---------      -------- -------
     Balance at December 31, 2012.        6        34            --      40
     Incurred guaranteed benefits.        3       (1)            --       2
     Paid guaranteed benefits.....      (1)        --            --     (1)
                                   -------- ---------      -------- -------
     Balance at December 31, 2013. $      8 $      33      $     -- $    41
                                   ======== =========      ======== =======
     Net
     Balance at January 1, 2011... $      1 $      22      $      1 $    24
     Incurred guaranteed benefits.       --         7             1       8
     Paid guaranteed benefits.....       --        --            --      --
                                   -------- ---------      -------- -------
     Balance at December 31, 2011.        1        29             2      32
     Incurred guaranteed benefits.       --        37           (1)      36
     Paid guaranteed benefits.....       --        --            --      --
                                   -------- ---------      -------- -------
     Balance at December 31, 2012.        1        66             1      68
     Incurred guaranteed benefits.       --       (3)            --     (3)
     Paid guaranteed benefits.....       --        --            --      --
                                   -------- ---------      -------- -------
     Balance at December 31, 2013. $      1 $      63      $      1 $    65
                                   ======== =========      ======== =======

               New England Life Insurance Company and Subsidiary

  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                      ---------------------
                                         2013       2012
                                      ---------- ----------
                                          (In millions)
                     Fund Groupings:
                     Equity.......... $    4,388 $    3,764
                     Balanced........      2,765      2,562
                     Bond............        702        786
                     Money Market....         88         97
                                      ---------- ----------
                      Total.......... $    7,943 $    7,209
                                      ========== ==========

  Based on the type of guarantee, the Company defines net amount at risk as listed below. These amounts include direct business, but exclude offsets from hedging or reinsurance, if any.

 Variable Annuity Guarantees

  In the Event of Death

    Defined as the death benefit less the total contract account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

  At Annuitization

    Defined as the amount (if any) that would be required to be added to the total contract account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

 Variable Life Contracts

   Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

               New England Life Insurance Company and Subsidiary

   Information regarding the types of guarantees relating to annuity and variable life contracts was as follows at:

                                                               December 31,
                                         ---------------------------------------------------------
                                                     2013                         2012
                                         ---------------------------- ----------------------------
                                             In the          At           In the          At
                                         Event of Death Annuitization Event of Death Annuitization
                                         -------------- ------------- -------------- -------------
                                                               (In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total contract account value............  $     6,584    $     3,773   $     6,102    $     3,379
Separate account value..................  $     6,186    $     3,617   $     5,714    $     3,238
Net amount at risk......................  $        68    $        45   $       142    $       308
Average attained age of contractholders.     64 years       62 years      64 years       61 years

                                                        December 31,
                                                   -----------------------
                                                      2013        2012
                                                   ----------- -----------
                                                    Secondary Guarantees
                                                   -----------------------
                                                        (In millions)
     Variable Life Contracts (1)
     Account value (general and separate account). $     2,236 $     1,966
     Net amount at risk........................... $    14,842 $    16,495
     Average attained age of policyholders........    52 years    51 years

--------

(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

               New England Life Insurance Company and Subsidiary

Liabilities for Unpaid Claims and Claim Expenses

  Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

                                                Years Ended December 31,
                                                ------------------------
                                                2013     2012    2011
                                                 -----    -----   -----
                                                  (In millions)
               Balance at January 1,........... $  24    $  27   $  25
                Less: Reinsurance recoverables.    19       21      20
                                                 -----    -----   -----
               Net balance at January 1,.......     5        6       5
                                                 -----    -----   -----
               Incurred related to:
                Current year...................     1        1       1
                Prior years (1)................    --      (1)       1
                                                 -----    -----   -----
                  Total incurred...............     1       --       2
                                                 -----    -----   -----
               Paid related to:
                Current year...................    --       --      --
                Prior years....................   (1)      (1)     (1)
                                                 -----    -----   -----
                  Total paid...................   (1)      (1)     (1)
                                                 -----    -----   -----
               Net balance at December 31,.....     5        5       6
                Add: Reinsurance recoverables..    20       19      21
                                                 -----    -----   -----
               Balance at December 31,......... $  25    $  24   $  27
                                                 =====    =====   =====

--------

(1)During 2013, there was no change to claims and claim adjustment expenses associated with prior years. During 2012 and 2011, as a result of changes in estimates of insured events in the respective prior year, claims and claim adjustment expenses associated with prior years decreased due to improved loss ratio for non-medical health claim liabilities.

Separate Accounts

  Separate account assets and liabilities consist of pass-through separate accounts totaling $9.3 billion and $8.4 billion at December 31, 2013 and 2012, respectively, for which the policyholder assumes all investment risk.

  For the years ended December 31, 2013, 2012 and 2011, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

3. Deferred Policy Acquisition Costs and Other Policy-Related Intangibles

  See Note 1 for a description of capitalized acquisition costs.

               New England Life Insurance Company and Subsidiary

3. Deferred Policy Acquisition Costs and Other Policy-Related Intangibles (continued)


Nonparticipating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC related to these contracts (term insurance and non-medical health insurance) over the appropriate premium paying period in proportion to the historic actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, that include provisions for adverse deviation that are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance unless the DAC balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance is caused only by variability in premium volumes.

Participating, Dividend Paying Traditional Contracts

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each

               New England Life Insurance Company and Subsidiary

3. Deferred Policy Acquisition Costs and Other Policy-Related Intangibles (continued)

reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC balances.

Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC that would have been amortized if such gains and losses had been recognized.

               New England Life Insurance Company and Subsidiary

3. Deferred Policy Acquisition Costs and Other Policy-Related Intangibles (continued)


  Information regarding DAC was as follows:

                                                                  Years Ended December 31,
                                                                  ------------------------
                                                                  2013     2012     2011
                                                                   -----   ------  ------
                                                                     (In millions)
DAC
Balance at January 1,............................................ $ 716   $  825   $1,016
Capitalizations..................................................     6       25       33
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).    69     (55)     (51)
 Other expenses..................................................  (45)     (77)    (174)
                                                                   -----   ------  ------
   Total amortization............................................    24    (132)    (225)
                                                                   -----   ------  ------
Unrealized investment gains (losses).............................    --      (2)        1
                                                                   -----   ------  ------
Balance at December 31,.......................................... $ 746   $  716   $  825
                                                                   =====   ======  ======

  Information regarding other policy-related intangibles was as follows:

                                             Years Ended December 31,
                                             ------------------------
                                             2013     2012    2011
                                              -----    -----   -----
                                               (In millions)
                 Deferred Sales Inducements
                 Balance at January 1,...... $  26    $  28   $  35
                 Amortization...............   (2)      (2)     (7)
                                              -----    -----   -----
                 Balance at December 31,.... $  24    $  26   $  28
                                              =====    =====   =====

4. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products. The Company participates in reinsurance activities in order to limit losses and minimize exposure to significant risks.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 5.

  For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for certain products and reinsures up to 90% of the mortality risk for other products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $5 million per life and

               New England Life Insurance Company and Subsidiary reinsure 100% of amounts in excess of the amount the Company retains. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

  The Company currently reinsures 100% of the living and death benefit guarantees issued in connection with its variable annuities to an affiliated reinsurer. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders and receives a reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

  The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

  The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2013 and 2012, were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. The Company had $127 million and $137 million of unsecured unaffiliated reinsurance recoverable balances at December 31, 2013 and 2012, respectively.

  At December 31, 2013, the Company had $172 million of net unaffiliated ceded reinsurance recoverables. Of this total, $128 million, or 74%, were with the Company's five largest unaffiliated ceded reinsurers, including $87 million of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2012, the Company had $181 million of net unaffiliated ceded reinsurance recoverables. Of this total, $133 million, or 73%, were with the Company's five largest unaffiliated ceded reinsurers, including $94 million of net unaffiliated ceded reinsurance recoverables which were unsecured.

               New England Life Insurance Company and Subsidiary

  The amounts in the consolidated statements of income include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                Years Ended December 31,
                                                                ------------------------
                                                                 2013     2012    2011
                                                                 ------  ------  ------
                                                                   (In millions)
Premiums
 Direct premiums............................................... $   85   $   88  $   92
 Reinsurance ceded.............................................   (37)     (40)    (42)
                                                                 ------  ------  ------
   Net premiums................................................ $   48   $   48  $   50
                                                                 ======  ======  ======
Universal life and investment-type product policy fees
 Direct universal life and investment-type product policy fees. $  322   $  324  $  378
 Reinsurance ceded.............................................   (56)     (59)    (72)
                                                                 ------  ------  ------
   Net universal life and investment-type product policy fees.. $  266   $  265  $  306
                                                                 ======  ======  ======
Policyholder benefits and claims
 Direct policyholder benefits and claims....................... $  164   $  267  $  212
 Reinsurance ceded.............................................   (65)     (92)    (74)
                                                                 ------  ------  ------
   Net policyholder benefits and claims........................ $   99   $  175  $  138
                                                                 ======  ======  ======
Interest credited to policyholder account balances
 Direct interest credited to policyholder account balances..... $   37   $   35  $   33
 Reinsurance ceded.............................................    (4)      (4)     (3)
                                                                 ------  ------  ------
   Net interest credited to policyholder account balances...... $   33   $   31  $   30
                                                                 ======  ======  ======

  The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                     December 31,
                                   ------------------------------------------------
                                            2013                     2012
                                   ----------------------- ------------------------
                                                   Total                    Total
                                                  Balance                  Balance
                                   Direct  Ceded   Sheet    Direct  Ceded   Sheet
                                   ------ ------  -------- -------- ------ --------
                                                    (In millions)
Assets
Premiums, reinsurance and other
  receivables..................... $   54 $  585  $    639 $     59 $  896 $    955
Deferred policy acquisition costs.    750     (4)      746      705     11      716
                                   ------ ------  -------- -------- ------ --------
 Total assets..................... $  804 $  581  $  1,385 $    764 $  907 $  1,671
                                   ====== ======  ======== ======== ====== ========
Liabilities
 Other liabilities................ $  275 $   89  $    364 $    300 $   80 $    380
                                   ====== ======  ======== ======== ====== ========

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $175 million and $168 million at December 31, 2013 and 2012, respectively. There were no deposit liabilities on reinsurance at both December 31, 2013 and 2012.

               New England Life Insurance Company and Subsidiary

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife subsidiaries, including MLIC, Exeter Reassurance Company, Ltd. ("Exeter") and MetLife Reinsurance Company of Vermont, all of which are related parties.

  Information regarding the significant effects of affiliated reinsurance included in the consolidated statements of income was as follows:

                                                        Years Ended December 31,
                                                        -----------------------
                                                         2013     2012    2011
                                                        -------  ------- -------
                                                             (In millions)
Premiums
 Reinsurance ceded..................................... $   (2)  $   (4) $   (4)
Universal life and investment-type product policy fees
 Reinsurance ceded..................................... $  (17)  $  (17) $  (17)
Policyholder benefits and claims
 Reinsurance ceded..................................... $   (4)  $  (23) $  (11)
Interest credited to policyholder account balances
 Reinsurance ceded..................................... $   (4)  $   (4) $   (3)

  Information regarding the significant effects of ceded affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                        December 31,
                                                      -----------------
                                                        2013     2012
                                                      -------- --------
                                                        (In millions)
         Assets
         Premiums, reinsurance and other receivables. $    400 $    705
         Liabilities
         Other liabilities........................... $     33 $     29

  The Company ceded risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were assets of $208 million and $518 million at December 31, 2013 and 2012, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($334) million, $118 million and $195 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $146 million and $195 million of unsecured affiliated reinsurance recoverable balances at December 31, 2013 and 2012, respectively.

               New England Life Insurance Company and Subsidiary

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $133 million and $129 million, at December 31, 2013 and 2012, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2013 and 2012.

5. Investments

  See Note 7 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of variable interest entities ("VIEs"). The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

               New England Life Insurance Company and Subsidiary

Fixed Maturity Securities AFS

 Fixed Maturity Securities AFS by Sector

   The following table presents the fixed maturity securities AFS by sector. Included within fixed maturity securities are structured securities including residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and ABS.

                                              December 31, 2013                           December 31, 2012
                                 ------------------------------------------- --------------------------------------------
                                              Gross Unrealized                             Gross Unrealized
                                           ----------------------- Estimated           ------------------------ Estimated
                                 Amortized        Temporary  OTTI    Fair    Amortized         Temporary  OTTI    Fair
                                   Cost    Gains   Losses   Losses   Value     Cost     Gains   Losses   Losses   Value
                                 --------- ------ --------- ------ --------- --------- ------- --------- ------ ---------
                                                                      (In millions)
Fixed maturity securities
U.S. corporate.................. $    624  $   50  $    6   $   -- $    668  $    670  $    86   $  --   $  --  $    756
Foreign corporate...............      300      13       3       --      310       300       24      --      --       324
U.S. Treasury and agency........      235       1      23       --      213       114       17      --      --       131
RMBS............................      152       4       4       --      152       141        7      --      --       148
CMBS............................       98      --       4       --       94         2       --      --      --         2
State and political subdivision.       82       9      --       --       91       111       25      --      --       136
ABS.............................       63       1      --       --       64        62        1      --      --        63
Foreign government..............       15       1      --       --       16         4        1      --      --         5
                                 --------  ------  ------   ------ --------  --------  -------   -----   -----  --------
  Total fixed maturity
   securities................... $  1,569  $   79  $   40   $   -- $  1,608  $  1,404  $   161   $  --   $  --  $  1,565
                                 ========  ======  ======   ====== ========  ========  =======   =====   =====  ========

   The Company held no non-income producing fixed maturity securities at both December 31, 2013 and 2012.

 Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

   Amortization of premium and accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

               New England Life Insurance Company and Subsidiary

 Maturities of Fixed Maturity Securities

   The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                         December 31,
                                            ---------------------------------------
                                                   2013                2012
                                            ------------------- -------------------
                                                      Estimated           Estimated
                                            Amortized   Fair    Amortized   Fair
                                              Cost      Value     Cost      Value
                                            --------- --------- --------- ---------
                                                         (In millions)
Due in one year or less.................... $     35  $     36  $     75  $     77
Due after one year through five years......      227       244       240       260
Due after five years through ten years.....      548       578       525       590
Due after ten years........................      446       440       359       425
                                            --------  --------  --------  --------
   Subtotal................................    1,256     1,298     1,199     1,352
Structured securities (RMBS, CMBS and ABS).      313       310       205       213
                                            --------  --------  --------  --------
       Total fixed maturity securities..... $  1,569  $  1,608  $  1,404  $  1,565
                                            ========  ========  ========  ========

   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately, as they are not due at a single maturity.

               New England Life Insurance Company and Subsidiary

 Continuous Gross Unrealized Losses for Fixed Maturity Securities AFS by Sector

   The following table presents the estimated fair value and gross unrealized losses of fixed maturity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                              December 31, 2013                         December 31, 2012
                                  ----------------------------------------- -----------------------------------------
                                                       Equal to or Greater                       Equal to or Greater
                                  Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                                  -------------------- -------------------- -------------------- --------------------
                                  Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                    Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                    Value     Losses     Value     Losses     Value     Losses     Value     Losses
                                  --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                      (In millions, except number of securities)
Fixed maturity securities
U.S. corporate...................  $   87     $   6      $  2      $  --      $  10     $  --      $  9      $  --
Foreign corporate................      70         3        --         --         10        --        --         --
U.S. Treasury and agency.........     177        23        --         --         --        --        --         --
RMBS.............................      63         4        --         --         --        --        --         --
CMBS.............................      75         4        --         --         --        --        --         --
State and political subdivision..      29        --        --         --         --        --        --         --
ABS..............................      33        --        --         --         25        --        --         --
Foreign government...............       3        --        --         --         --        --        --         --
                                   ------     -----      ----      -----      -----     -----      ----      -----
 Total fixed maturity
   securities....................  $  537     $  40      $  2      $  --      $  45     $  --      $  9      $  --
                                   ======     =====      ====      =====      =====     =====      ====      =====
Total number of securities in an
  unrealized loss position.......     115                   2                    14                   3
                                   ======                ====                 =====                ====

Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche

               New England Life Insurance Company and Subsidiary structure of the security; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

    . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

    . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

    . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

    . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

    The amortized cost of fixed maturity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

               New England Life Insurance Company and Subsidiary

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired at December 31, 2013. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), and changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities increased $40 million during the year ended December 31, 2013 from less than $1 million to $40 million. The increase in gross unrealized losses for the year ended December 31, 2013, was primarily attributable to an increase in interest rates, partially offset by narrowing credit spreads.

    At December 31, 2013, there were no gross unrealized losses from fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

Mortgage Loans

 Mortgage Loans by Portfolio Segment

  Mortgage loans are summarized as follows at:

                                                   December 31,
                                   --------------------------------------------
                                           2013                   2012
                                   --------------------- ----------------------
                                     Carrying     % of     Carrying     % of
                                       Value      Total      Value      Total
                                   ------------- ------- ------------- --------
                                   (In millions)         (In millions)
 Mortgage loans:
  Commercial......................    $   71       57.7%    $   47        45.6%
  Agricultural....................        53        43.1        56         54.4
                                      ------     -------    ------     --------
    Subtotal......................       124       100.8       103        100.0
  Valuation allowances............       (1)       (0.8)        --           --
                                      ------     -------    ------     --------
      Total mortgage loans, net...    $  123      100.0%    $  103       100.0%
                                      ======     =======    ======     ========

 Mortgage Loans and Valuation Allowance by Portfolio Segment

   All commercial and agricultural mortgage loans held at both December 31, 2013 and 2012 were evaluated collectively for credit losses. The valuation allowance for commercial and agricultural mortgage loans were less than $1 million at both December 31, 2013 and 2012.

               New England Life Insurance Company and Subsidiary

  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

    All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

               New England Life Insurance Company and Subsidiary

    For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

    For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

 Credit Quality of Commercial Mortgage Loans

   All of the commercial mortgage loans held at both December 31, 2013 and 2012 had loan-to-value ratios less than 65% and a debt service coverage ratio greater than 1.2x. The estimated fair value of commercial mortgage loans held at December 31, 2013 and 2012 was $72 million and $53 million, respectively.

 Credit Quality of Agricultural Mortgage Loans

   All of the agricultural mortgage loans held at both December 31, 2013 and 2012 had loan-to-value ratios of less than 65%.

 Past Due, Interest Accrual Status and Impaired Mortgage Loans

   The Company has a high quality, well performing, mortgage loan portfolio, with all mortgage loans classified as performing at both December 31, 2013 and 2012. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans - 60 days and agricultural mortgage loans -- 90 days. The Company had no impaired mortgage loans, no mortgage loans past due and no mortgage loans in non-accrual status at both December 31, 2013 and 2012. The Company did not recognize interest income on impaired mortgage loans during the years ended December 31, 2013, 2012 and 2011.

 Mortgage Loans Modified in a Troubled Debt Restructuring

   The Company may grant concessions related to borrowers experiencing financial difficulties which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded with the restructuring. Through the continuous monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

               New England Life Insurance Company and Subsidiary

   There were no mortgage loans modified in a troubled debt restructuring during the years ended December 31, 2013 and 2012.

Other Invested Assets

  Other invested assets is comprised of tax credit partnerships and freestanding derivatives with positive estimated fair values (see Note 6).

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $17 million and $10 million at December 31, 2013 and 2012, respectively.

Net Unrealized Investment Gains (Losses)

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                    Years Ended December 31,
                                                    ------------------------
                                                    2013     2012    2011
                                                     -----   ------   -----
                                                      (In millions)
          Fixed maturity securities................ $  39   $  161   $ 133
          Derivatives..............................     2        1     (3)
          Short-term investments...................    --      (1)     (1)
          Amounts allocated from DAC...............   (1)      (1)       1
          Deferred income tax benefit (expense)....  (14)     (56)    (46)
                                                     -----   ------   -----
          Net unrealized investment gains (losses). $  26   $  104   $  84
                                                     =====   ======   =====

  The changes in net unrealized investment gains (losses) were as follows:

                                                          Years Ended December 31,
                                                          ------------------------
                                                           2013    2012    2011
                                                           ------   -----   -----
                                                            (In millions)
    Balance at January 1,................................ $  104   $  84   $  46
    Unrealized investment gains (losses) during the year.  (120)      32      58
    Unrealized investment gains (losses) relating to:
     DAC.................................................     --     (2)       1
     Deferred income tax benefit (expense)...............     42    (10)    (21)
                                                           ------   -----   -----
    Balance at December 31,.............................. $   26   $ 104   $  84
                                                           ======   =====   =====
    Change in net unrealized investment gains (losses)... $ (78)   $  20   $  38
                                                           ======   =====   =====

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2013 and 2012.

               New England Life Insurance Company and Subsidiary

Invested Assets on Deposit and Pledged as Collateral

  Invested assets on deposit and pledged as collateral are presented below at estimated fair value for fixed maturity securities at:

                                                                December 31,
                                                              -----------------
                                                                2013     2012
                                                              -------- --------
                                                                (In millions)
 Invested assets on deposit (regulatory deposits)............ $      4 $      4
 Invested assets pledged as collateral (1)...................        3       --
                                                              -------- --------
  Total invested assets on deposit and pledged as collateral. $      7 $      4
                                                              ======== ========

--------

(1)The Company has pledged fixed maturity securities in connection with derivative transactions (see Note 6).

Variable Interest Entities

  The Company has invested in certain structured transactions that are VIEs. In certain instances, the Company may hold both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, it would be deemed the primary beneficiary or consolidator of the entity.

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

 Consolidated VIEs

   There were no VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2013 and 2012.

               New England Life Insurance Company and Subsidiary

 Unconsolidated VIEs

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                               December 31,
                                                 -----------------------------------------
                                                         2013                 2012
                                                 -------------------- --------------------
                                                            Maximum              Maximum
                                                 Carrying  Exposure   Carrying  Exposure
                                                  Amount  to Loss (1)  Amount  to Loss (1)
                                                 -------- ----------- -------- -----------
                                                               (In millions)
Fixed maturity securities AFS:
 Structured securities (RMBS, CMBS and ABS) (2).  $  310    $  310     $  213    $  213
 U.S. corporate.................................      13        13         14        14
Other invested assets...........................      13        13         13        13
Other limited partnership interests.............       3         4          3         5
                                                  ------    ------     ------    ------
 Total..........................................  $  339    $  340     $  243    $  245
                                                  ======    ======     ======    ======

--------

(1)The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other invested assets and other limited partnership interests is equal to the carrying amounts plus any unfunded commitments of the Company. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

  As described in Note 12, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2013, 2012 and 2011.

               New England Life Insurance Company and Subsidiary

Net Investment Income

  The components of net investment income were as follows:

                                               Years Ended December 31,
                                               -----------------------
                                                2013     2012    2011
                                               -------  ------- -------
                                                    (In millions)
         Investment income:
          Fixed maturity securities........... $    75  $    75 $    76
          Mortgage loans......................       6        6       5
          Policy loans........................      23       23      23
          Other limited partnership interests.       2        1       1
          Other...............................       2        1       2
                                               -------  ------- -------
            Subtotal..........................     108      106     107
          Less: Investment expenses...........       2        2       2
                                               -------  ------- -------
              Net investment income........... $   106  $   104 $   105
                                               =======  ======= =======

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

   The components of net investment gains (losses) were as follows:

                                                                          Years Ended December 31,
                                                                         --------------------------
                                                                           2013     2012     2011
                                                                         -------- -------- --------
                                                                               (In millions)
Total gains (losses) on fixed maturity securities:
 Fixed maturity securities -- net gains (losses) on sales and disposals. $      9 $      3 $      1

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were less than $1 million in each of the years ended December 31, 2013, 2012 and 2011.

   There were no fixed maturity securities OTTI losses recognized in earnings for the years ended December 31, 2013, 2012, and 2011.

               New England Life Insurance Company and Subsidiary

 Sales or Disposals and Impairments of Fixed Maturity Securities

   Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                                 Years Ended December 31,
                                                 ------------------------
                                                 2013     2012    2011
                                                 ----     ----    ----
                                                 (In millions)
                 Proceeds....................... $393     $213    $162
                                                   ====    ====    ====
                 Gross investment gains......... $ 12     $  4    $  2
                                                   ----    ----    ----
                 Gross investment losses........  (3)      (1)     (1)
                                                   ----    ----    ----
                  Net investment gains (losses). $  9     $  3    $  1
                                                   ====    ====    ====

Related Party Investment Transactions

  The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $2 million for the years ended December 31, 2013, 2012 and 2011. The Company also had additional affiliated net investment income (loss) of ($1) million for the year ended December 31, 2013 and less than $1 million for both years ended December 31, 2012 and 2011.

6. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 7 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses includes swaps contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash market.

               New England Life Insurance Company and Subsidiary

 Foreign Currency Exchange Rate Derivatives

   The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and non-qualifying hedging relationships.

 Credit Derivatives

   The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, or involuntary restructuring. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc.("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in non-qualifying hedging relationships.

   The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

               New England Life Insurance Company and Subsidiary

Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                   December 31,
                                                            ----------------------------------------------------------
                                                                        2013                          2012
                                                            ----------------------------  -----------------------------
                                                                     Estimated Fair Value          Estimated Fair Value
                                                                     -------------------           --------------------
                                                            Notional                      Notional
                          Primary Underlying Risk Exposure   Amount  Assets   Liabilities  Amount   Assets  Liabilities
                          --------------------------------  -------- -------  ----------- -------- -------- -----------
                                                                                  (In millions)
Derivatives Designated as Hedging Instruments
Cash flow hedges:
  Foreign currency swaps. Foreign currency exchange rate... $     42 $     4    $       3 $     30 $     --  $       --
                                                            -------- -------    --------- -------- --------  ----------
    Total qualifying hedges............................           42       4            3       30       --          --
                                                            -------- -------    --------- -------- --------  ----------
Derivatives Not Designated or Not Qualifying as Hedging Instruments
Foreign currency swaps... Foreign currency exchange rate...       11      --            1        7       --          --
Credit default
 swaps -- purchased...... Credit...........................        4      --           --        1       --          --
Credit default
 swaps -- written........ Credit...........................       33       1           --       33       --          --
                                                            -------- -------    --------- -------- --------  ----------
   Total non-designated or non-qualifying derivatives...          48       1            1       41       --          --
                                                            -------- -------    --------- -------- --------  ----------
    Total..............................................     $     90 $     5    $       4 $     71 $     --  $       --
                                                            ======== =======    ========= ======== ========  ==========

  Based on notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2013 and 2012. The Company's use of derivatives includes
(i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules; (ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; and (iii) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these non-qualified derivatives, changes in market factors can lead to the recognition of fair value changes in the consolidated statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

               New England Life Insurance Company and Subsidiary

  Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                Years Ended December 31,
                                               --------------------------
                                                 2013     2012     2011
                                               -------- -------- --------
                                                     (In millions)
       Derivatives and hedging gains (losses). $      2 $      2 $      2
       Embedded derivatives...................    (235)      176      154
                                               -------- -------- --------
        Total net derivative gains (losses)... $  (233) $    178 $    156
                                               ======== ======== ========

  The Company recognized net investment income from settlement payments related to qualifying hedges of $1 million for both the years ended December 31, 2013 and 2012. The amount the Company recognized in net investment income from settlement payments related to qualifying hedges for the year ended
December 31, 2011, was not significant.

  The Company recognized net derivative gains (losses) from settlement payments related to non-qualifying hedges of $1 million for the year ended December 31, 2013. The amount the company recognized in net derivative gains (losses) from settlement payments related to non-qualifying hedges for both the years ended December 31, 2012 and 2011, was not significant.

Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

  The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                       Net Derivative
                                                       Gains (Losses)
                                                       --------------
                                                       (In millions)
          Year Ended December 31, 2013:
           Foreign currency exchange rate derivatives.     $      (1)
           Credit derivatives -- purchased............             --
           Credit derivatives -- written..............              2
                                                           ----------
             Total....................................     $        1
                                                           ==========
          Year Ended December 31, 2012:
           Foreign currency exchange rate derivatives.     $       --
           Credit derivatives -- purchased............             --
           Credit derivatives -- written..............              1
                                                           ----------
             Total....................................     $        1
                                                           ==========
          Year Ended December 31, 2011:
           Foreign currency exchange rate derivatives.     $       --
           Credit derivatives -- purchased............             --
           Credit derivatives -- written..............             --
                                                           ----------
             Total....................................     $       --
                                                           ==========

               New England Life Insurance Company and Subsidiary

Cash Flow Hedges

  The Company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets as cash flow hedges when they have met the requirements of cash flow hedging.

  In certain instances, the Company discontinues cash flow hedge accounting when the forecasted transactions are no longer probable of occurring. When such forecasted transactions are not probable of occurring within two months of the anticipated date, the Company reclassifies certain amounts from AOCI into net derivative gains (losses). For the years ended December 31, 2013, 2012 and 2011, there were no amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges.

  There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for the years ended December 31, 2013, 2012 and 2011.

  At December 31, 2013 and 2012, the balance in AOCI associated with foreign currency swaps designated and qualifying as cash flow hedges was $2 million and $1 million, respectively.

  For the years ended December 31, 2013, 2012 and 2011, there was $1 million, $4 million and ($1) million, respectively, of gains (losses) deferred in AOCI related to foreign currency swaps. For both the years ended December 31, 2013 and 2012, there were no amounts reclassified to net derivative gains (losses) related to foreign currency swaps. For the year ended December 31, 2011, there was $1 million reclassified to net derivative gains (losses) related to foreign currency swaps. For the year ended December 31, 2013, there were no amounts reclassified to net investment income related to foreign currency swaps. For both the years ended December 31, 2012 and 2011, the amounts reclassified to net investment income related to foreign currency swaps were not significant. For the years ended December 31, 2013, 2012 and 2011, the amounts recognized in net derivative gains (losses) which represented the ineffective portion of all cash flow hedges were not significant.

  At December 31, 2013, $1 million of deferred net gains (losses) on derivatives in AOCI were expected to be reclassified to earnings within the next 12 months.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $33 million at both December 31, 2013 and 2012. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2013, the Company would have received $1 million to terminate all of these contracts. At December 31, 2012, the amount the Company would have received to terminate all of these contracts was not significant.

               New England Life Insurance Company and Subsidiary

  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                            December 31,
                                          ---------------------------------------------------------------------------------
                                                            2013                                     2012
                                          ---------------------------------------- ----------------------------------------
                                          Estimated      Maximum                   Estimated      Maximum
                                          Fair Value Amount of Future   Weighted   Fair Value Amount of Future   Weighted
Rating Agency Designation                 of Credit   Payments under    Average    of Credit   Payments under    Average
of Referenced                              Default    Credit Default    Years to    Default    Credit Default    Years to
Credit Obligations (1)                      Swaps       Swaps (2)     Maturity (3)   Swaps       Swaps (2)     Maturity (3)
-------------------------                 ---------- ---------------- ------------ ---------- ---------------- ------------
                                                 (In millions)                            (In millions)
Baa
Credit default swaps referencing indices.     $   --          $    22          5.0    $    --          $    22          4.5
B
Credit default swaps referencing indices.          1               11          5.0         --               11          5.0
                                              ------          -------                 -------          -------
 Total...................................     $    1          $    33          5.0    $    --          $    33          4.7
                                              ======          =======                 =======          =======

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

  The Company's OTC-cleared derivatives are effected through central clearing counterparties. Such positions are marked to market and margined on a daily basis, and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

               New England Life Insurance Company and Subsidiary

  See Note 7 for a description of the impact of credit risk on the valuation of derivatives.

  The estimated fair value of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral was as follows at:

                                                                    December 31, 2013    December 31, 2012
Derivatives Subject to a Master Netting Arrangement or a Similar   -------------------  -------------------
Arrangement                                                        Assets  Liabilities  Assets  Liabilities
----------------------------------------------------------------   ------  -----------  ------- -----------
                                                                                (In millions)
Gross estimated fair value of derivatives:
 OTC-bilateral (1)................................................ $    4       $    4  $    --     $    --
 OTC-cleared (1)..................................................      1           --       --          --
                                                                   ------       ------  -------     -------
   Total gross estimated fair value of derivatives (1)............      5            4       --          --
Amounts offset in the consolidated balance sheets.................     --           --       --          --
                                                                   ------       ------  -------     -------
Estimated fair value of derivatives presented in the consolidated
  balance sheets (1)..............................................      5            4       --          --
Gross amounts not offset in the consolidated balance sheets:
Gross estimated fair value of derivatives: (2)
 OTC-bilateral....................................................     (1)          (1)      --          --
 OTC-cleared......................................................     --           --       --          --
Cash collateral: (3)
 OTC-bilateral....................................................     (2)          --       --          --
 OTC-cleared......................................................     (1)          --       --          --
Securities collateral: (4)
 OTC-bilateral....................................................     --           (2)      --          --
 OTC-cleared......................................................     --           --       --          --
                                                                   ------       ------  -------     -------
Net amount after application of master netting agreements
  and collateral.................................................. $    1       $    1  $    --     $    --
                                                                   ======       ======  =======     =======

--------

(1)At both December 31, 2013 and 2012, the amount of income or expense accruals reported in accrued investment income or in other liabilities included in derivative assets and derivative liabilities was not significant.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received is included in cash and cash equivalents, or in short-term investments, and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. The receivable for the return of cash collateral provided by the Company is included in premiums, reinsurance and other receivables in the consolidated balance sheets. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At
   December 31, 2013, the Company did not receive any excess cash collateral, which is not included in the table above due to the foregoing limitation. At December 31, 2012, the Company did not receive any cash collateral. At both December 31, 2013 and 2012, the Company did not provide any cash collateral.

               New England Life Insurance Company and Subsidiary

(4)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the consolidated balance sheets. Subject to certain constraints, the Company is permitted by contract to sell or repledge this collateral, but at December 31, 2013 none of the collateral had been sold or repledged. Securities collateral pledged by the Company is reported in fixed maturity securities in the consolidated balance sheets. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At both December 31, 2013 and 2012, the Company did not receive any securities collateral for its OTC-bilateral derivatives. At December 31, 2013, the Company provided excess securities collateral with an estimated fair value of $0 and $1 million, for its OTC-bilateral derivatives and its OTC-cleared derivatives, respectively, which are not included in the table above due to the foregoing limitation. At December 31, 2012, the Company did not provide any securities collateral.

  The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include financial strength-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength ratings of the Company and/or the credit ratings of the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade financial credit or strength rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade credit or financial strength rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's financial strength rating at the reporting date or if the Company's financial strength rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                               Estimated
                                             Fair Value of
                                          Collateral Provided: Fair Value of Incremental Collateral Provided Upon:
                                          -------------------- ---------------------------------------------------
                                                                                          Downgrade in the
                                                                                    Company's Financial Strength
                                                                   One Notch           Rating to a Level that
                         Estimated                                Downgrade in        Triggers Full Overnight
                       Fair Value of                             the Company's          Collateralization or
                     Derivatives in Net      Fixed Maturity    Financial Strength        Termination of the
                   Liability Position (1)      Securities            Rating             Derivative Position
                   ---------------------- -------------------- ------------------   ----------------------------
                                                          (In millions)
December 31, 2013              $        3           $        2          $      --                       $      1
December 31, 2012              $       --           $       --          $      --                       $     --

--------

(1)After taking into consideration the existence of netting agreements.

               New England Life Insurance Company and Subsidiary

Embedded Derivatives

  The Company issues certain products that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; and affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs.

  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                   December 31,
                                                                                  ---------------
                                                           Balance Sheet Location  2013    2012
                                                           ---------------------- ------  -------
                                                                                   (In millions)
Net embedded derivatives within asset host contracts:
 Ceded guaranteed minimum benefits........................ Premiums, reinsurance
                                                           and other receivables  $  208  $   518
Net embedded derivatives within liability host contracts:
 Direct guaranteed minimum benefits....................... PABs                   $  (53) $    31

  The following table presents changes in estimated fair value related to embedded derivatives:

                                                 Years Ended December 31,
                                                 ----------------------
                                                   2013      2012   2011
                                                 --------   ------ ------
                                                     (In millions)
         Net derivative gains (losses) (1), (2). $  (235)   $  176 $  154

--------

(1)The valuation of direct guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment, were ($8) million, ($16) million and $18 million for the years ended December 31, 2013, 2012 and 2011, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment, were $26 million, $18 million and ($38) million for the years ended December 31, 2013, 2012 and 2011, respectively.

(2)See Note 4 for discussion of affiliated net derivative gains (losses) included in the table above.

7. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair

               New England Life Insurance Company and Subsidiary value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

               New England Life Insurance Company and Subsidiary

Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented below.

                                                                          December 31, 2013
                                                              -----------------------------------------
                                                                Fair Value Hierarchy
                                                              -------------------------
                                                                                        Total Estimated
                                                              Level 1  Level 2  Level 3   Fair Value
                                                              ------- --------- ------- ---------------
                                                                            (In millions)
Assets
Fixed maturity securities:
 U.S. corporate.............................................. $    -- $     646  $   22       $     668
 Foreign corporate...........................................      --       256      54             310
 U.S. Treasury and agency....................................     142        71      --             213
 RMBS........................................................      --       134      18             152
 CMBS........................................................      --        78      16              94
 State and political subdivision.............................      --        91      --              91
 ABS.........................................................      --        53      11              64
 Foreign government..........................................      --        16      --              16
                                                              ------- ---------  ------       ---------
   Total fixed maturity securities...........................     142     1,345     121           1,608
                                                              ------- ---------  ------       ---------
Short-term investments.......................................      --        22      --              22
 Derivative assets: (1)
   Foreign currency exchange rate............................      --         4      --               4
   Credit....................................................      --         1      --               1
                                                              ------- ---------  ------       ---------
     Total derivative assets.................................      --         5      --               5
                                                              ------- ---------  ------       ---------
Net embedded derivatives within asset host contracts (2).....      --        --     208             208
Separate account assets (3)..................................      --     9,298      --           9,298
                                                              ------- ---------  ------       ---------
     Total assets............................................ $   142 $  10,670  $  329       $  11,141
                                                              ======= =========  ======       =========
Liabilities
Derivative liabilities: (1)
 Foreign currency exchange rate.............................. $    -- $       4  $   --       $       4
                                                              ------- ---------  ------       ---------
   Total derivative liabilities..............................      --         4      --               4
                                                              ------- ---------  ------       ---------
Net embedded derivatives within liability host contracts (2).      --        --    (53)            (53)
                                                              ------- ---------  ------       ---------
     Total liabilities....................................... $    -- $       4  $ (53)       $    (49)
                                                              ======= =========  ======       =========

               New England Life Insurance Company and Subsidiary

                                                                         December 31, 2012
                                                              ----------------------------------------
                                                                Fair Value Hierarchy
                                                              ------------------------
                                                                                       Total Estimated
                                                              Level 1 Level 2  Level 3   Fair Value
                                                              ------- -------- ------- ---------------
                                                                           (In millions)
Assets
Fixed maturity securities:
 U.S. corporate..............................................   $  -- $    729  $   27     $       756
 Foreign corporate...........................................      --      297      27             324
 U.S. Treasury and agency....................................      42       89      --             131
 RMBS........................................................      --      137      11             148
 CMBS........................................................      --       --       2               2
 State and political subdivision.............................      --      136      --             136
 ABS.........................................................      --       47      16              63
 Foreign government..........................................      --        5      --               5
                                                                ----- --------  ------     -----------
   Total fixed maturity securities...........................      42    1,440      83           1,565
                                                                ----- --------  ------     -----------
Short-term investments.......................................      --       72      --              72
 Derivative assets: (1)
   Foreign currency exchange rate............................      --       --      --              --
   Credit....................................................      --       --      --              --
                                                                ----- --------  ------     -----------
     Total derivative assets.................................      --       --      --              --
                                                                ----- --------  ------     -----------
Net embedded derivatives within asset host contracts (2).....      --       --     518             518
Separate account assets (3)..................................      --    8,393      --           8,393
                                                                ----- --------  ------     -----------
     Total assets............................................   $  42 $  9,905  $  601     $    10,548
                                                                ===== ========  ======     ===========
Liabilities
Derivative liabilities: (1)
 Foreign currency exchange rate..............................   $  -- $     --  $   --     $        --
                                                                ----- --------  ------     -----------
   Total derivative liabilities..............................      --       --      --              --
                                                                ----- --------  ------     -----------
Net embedded derivatives within liability host contracts (2).      --       --      31              31
                                                                ----- --------  ------     -----------
     Total liabilities.......................................   $  -- $     --  $   31     $        31
                                                                ===== ========  ======     ===========

--------

(1)Derivative assets are presented within other invested assets in the balance sheets and derivative liabilities are presented within other liabilities in the balance sheets. The amounts are presented gross in the tables above to reflect the presentation in the balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(2)Net embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables in the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented within PABs in the consolidated balance sheets.

(3)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

               New England Life Insurance Company and Subsidiary

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of Metropolitan Life Insurance Company's Board of Directors regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 2% of the total estimated fair value of fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally

               New England Life Insurance Company and Subsidiary based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities and Short-term Investments

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

  Level 2 Valuation Techniques and Key Inputs:

    This level includes securities priced principally by independent pricing services using observable inputs. Short-term investments within this level are of a similar nature and class to the Level 2 fixed maturity securities.

   U.S. corporate and foreign corporate securities

     These securities are principally valued using the market and income approaches. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Privately-placed securities are valued using matrix pricing methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer, and in certain cases, delta spread adjustments to reflect specific credit-related issues.

   U.S. Treasury and agency securities

     These securities are principally valued using the market approach. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as a benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

               New England Life Insurance Company and Subsidiary

   Structured securities comprised of RMBS, CMBS and ABS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using standard market inputs, including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information, including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

   State and political subdivision and foreign government securities

     These securities are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques using standard market observable inputs, including a benchmark U.S. Treasury yield or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

  Level 3 Valuation Techniques and Key Inputs:

    In general, securities classified within Level 3 use many of the same valuation techniques and inputs as described previously for Level 2. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates, generally causing these investments to be classified in Level 3.

   U.S. corporate and foreign corporate securities

     These securities are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including illiquidity premium, delta spread adjustments to reflect specific credit-related issues, credit spreads; and inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on independent non-binding broker quotations.

   Structured securities comprised of RMBS, CMBS and ABS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, including credit spreads. Below investment grade securities and sub-prime RMBS included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain of these valuations are based on independent non-binding broker quotations.

               New England Life Insurance Company and Subsidiary

  Separate Account Assets

    Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Separate account assets are primarily comprised of mutual funds and hedge funds.

  Level 2 Valuation Techniques and Key Inputs:

    These assets are comprised of certain mutual funds and hedge funds without readily determinable fair values as prices are not published publicly. Valuation of the mutual funds and hedge funds is based upon quoted prices or reported NAV provided by the fund managers.

 Derivatives

   The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "--Investments."

   The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant inputs that are unobservable generally include references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

   Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

   The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk free rate, depending upon specific collateral arrangements. This credit

               New England Life Insurance Company and Subsidiary spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Freestanding Derivatives

  Level 2 Valuation Techniques and Key Inputs:

    This level includes all types of derivatives utilized by the Company. These derivatives are principally valued using the income approach.

   Foreign currency exchange rate

     Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, basis curves, currency spot rates and cross currency basis curves.

   Credit

     Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, spot equity index levels, dividend yield curves and equity volatility.

 Embedded Derivatives

   Embedded derivatives principally include certain direct variable annuity guarantees and certain affiliated ceded reinsurance agreements related to such variable annuity guarantees. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs in the consolidated balance sheets.

   The fair value of these embedded derivatives, estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk free rates.

   Capital market assumptions, such as risk free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities.

               New England Life Insurance Company and Subsidiary

 Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

   The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company ceded the risk associated with certain of the GMIBs, GMABs and GMWBs previously described. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also ceded directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

  Embedded Derivatives Within Asset and Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

   Direct guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

               New England Life Insurance Company and Subsidiary

   Reinsurance ceded on certain guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct Guaranteed Minimum Benefits" and also include counterparty credit spreads.

 Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

    There were no transfers between Levels 1 and 2 for assets and liabilities measured at estimated fair value and still held at December 31, 2013 and 2012.

  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

    Transfers into Level 3 for fixed maturity securities were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments or credit spreads.

    Transfers out of Level 3 for fixed maturity securities resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs (such as observable spreads used in pricing securities) or increases in market activity and upgraded credit ratings.

               New England Life Insurance Company and Subsidiary

  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

    The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:


                                                                                                    December 31, 2013
                                                                                                --------------------------
                                         Valuation                      Significant                               Weighted
                                         Techniques                 Unobservable Inputs             Range        Average (1)
                                ----------------------------- --------------------------------- -------------    -----------
Fixed maturity securities: (3)
 U.S. corporate and foreign      Matrix pricing                Delta spread adjustments (4)       (10) -     30       19
  corporate....................                                Illiquidity premium (4)             30  -     30       30
                                                               Credit spreads (4)
                                 Consensus pricing             Offered quotes (5)                 101  -    101      101
                                ---------------------------------------------------------------------------------------------
 RMBS..........................  Matrix pricing and            Credit spreads (4)                 244  -    357      308
                                  discounted cash flow
                                 Market pricing                Quoted prices (5)                  100  -    100      100
                                ---------------------------------------------------------------------------------------------
 CMBS..........................  Matrix pricing and            Credit spreads (4)                 215  -    215      215
                                  discounted cash flow
                                 Market pricing                Quoted prices (5)
                                 Consensus pricing             Offered quotes (5)                  90  -     92       91
                                ---------------------------------------------------------------------------------------------
 ABS...........................  Market pricing                Quoted prices (5)                  100  -    101      101
                                 Consensus pricing             Offered quotes (5)                  97  -    106       99
                                ---------------------------------------------------------------------------------------------
Embedded derivatives:
 Direct and ceded guaranteed
  minimum benefits.............  Option pricing techniques     Mortality rates:
                                                                  Ages 0-40                         0% -   0.10%
                                                                  Ages 41-60                     0.04% -   0.65%
                                                                  Ages 61-115                    0.26% -    100%
                                                               Lapse rates:
                                                                  Durations 1-10                 0.50% -    100%
                                                                  Durations 11-20                   3% -    100%
                                                                  Durations 21-116                  3% -    100%
                                                               Utilization rates                   20% -     50%
                                                               Withdrawal rates                  0.07% -     10%
                                                               Long-term equity volatilities    17.40% -     25%
                                                               Nonperformance risk spread        0.03% -   0.44%
                                ---------------------------------------------------------------------------------------------

                                                                                                    December 31, 2012
                                                                                                --------------------------
                                         Valuation                      Significant                               Weighted
                                         Techniques                 Unobservable Inputs             Range        Average (1)
                                ----------------------------- --------------------------------- -------------    -----------
Fixed maturity securities: (3)
 U.S. corporate and foreign      Matrix pricing                Delta spread adjustments (4)        50  -     50       50
  corporate....................                                Illiquidity premium (4)             30  -     30       30
                                                               Credit spreads (4)                 100  -    421      127
                                 Consensus pricing             Offered quotes (5)
                                ---------------------------------------------------------------------------------------------
 RMBS..........................  Matrix pricing and            Credit spreads (4)                 246  -    246      246
                                  discounted cash flow
                                 Market pricing                Quoted prices (5)
                                ---------------------------------------------------------------------------------------------
 CMBS..........................  Matrix pricing and            Credit spreads (4)                 100  -    100      100
                                  discounted cash flow
                                 Market pricing                Quoted prices (5)                  100  -    100      100
                                 Consensus pricing             Offered quotes (5)
                                ---------------------------------------------------------------------------------------------
 ABS...........................  Market pricing                Quoted prices (5)
                                 Consensus pricing             Offered quotes (5)                 111  -    111      111
                                ---------------------------------------------------------------------------------------------
Embedded derivatives:
 Direct and ceded guaranteed
  minimum benefits.............  Option pricing techniques     Mortality rates:
                                                                  Ages 0-40                         0% -   0.10%
                                                                  Ages 41-60                     0.05% -   0.64%
                                                                  Ages 61-115                    0.32% -    100%
                                                               Lapse rates:
                                                                  Durations 1-10                 0.50% -    100%
                                                                  Durations 11-20                   3% -    100%
                                                                  Durations 21-116                  3% -    100%
                                                               Utilization rates                   20% -     50%
                                                               Withdrawal rates                  0.07% -     10%
                                                               Long-term equity volatilities    17.40% -     25%
                                                               Nonperformance risk spread        0.10% -   0.67%
                                ---------------------------------------------------------------------------------------------

                                                                                                  Impact of
                                                                                                 Increase in
                                                                                                  Input on
                                         Valuation                      Significant               Estimated
                                         Techniques                 Unobservable Inputs         Fair Value (2)
                                ----------------------------- --------------------------------- --------------
Fixed maturity securities: (3)
 U.S. corporate and foreign      Matrix pricing                Delta spread adjustments (4)       Decrease
  corporate....................                                Illiquidity premium (4)            Decrease
                                                               Credit spreads (4)                 Decrease
                                 Consensus pricing             Offered quotes (5)                 Increase
                                -------------------------------------------------------------------------------
 RMBS..........................  Matrix pricing and            Credit spreads (4)               Decrease (6)
                                  discounted cash flow
                                 Market pricing                Quoted prices (5)                Increase (6)
                                -------------------------------------------------------------------------------
 CMBS..........................  Matrix pricing and            Credit spreads (4)               Decrease (6)
                                  discounted cash flow
                                 Market pricing                Quoted prices (5)                Increase (6)
                                 Consensus pricing             Offered quotes (5)               Increase (6)
                                -------------------------------------------------------------------------------
 ABS...........................  Market pricing                Quoted prices (5)                Increase (6)
                                 Consensus pricing             Offered quotes (5)               Increase (6)
                                -------------------------------------------------------------------------------
Embedded derivatives:
 Direct and ceded guaranteed
  minimum benefits.............  Option pricing techniques     Mortality rates:
                                                                  Ages 0-40                     Decrease (7)
                                                                  Ages 41-60                    Decrease (7)
                                                                  Ages 61-115                   Decrease (7)
                                                               Lapse rates:
                                                                  Durations 1-10                Decrease (8)
                                                                  Durations 11-20               Decrease (8)
                                                                  Durations 21-116              Decrease (8)
                                                               Utilization rates                Increase (9)
                                                               Withdrawal rates                     (10)
                                                               Long-term equity volatilities    Increase (11)
                                                               Nonperformance risk spread       Decrease (12)
                                -------------------------------------------------------------------------------

--------

(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

               New England Life Insurance Company and Subsidiary

(7)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(8)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(9)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(10)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(11)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(12)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

    The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table.

               New England Life Insurance Company and Subsidiary

    The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                                       Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                       -----------------------------------------------------------------------
                                                               Fixed Maturity Securities:
                                                       -----------------------------------------------------       Net
                                                         U.S.       Foreign                                     Embedded
                                                       Corporate   Corporate    RMBS      CMBS       ABS     Derivatives (6)
                                                       ---------   ---------    -------   -------   -------  ---------------
                                                                              (In millions)
Year Ended December 31, 2013:
Balance at January 1,.................................  $    27     $    27    $    11   $     2   $    16          $    487
Total realized/unrealized gains (losses) included in:
  Net income (loss): (1), (2)
   Net investment income..............................       --          --         --        --        --                --
   Net investment gains (losses)......................       --          --         --        --        --                --
   Net derivative gains (losses)......................       --          --         --        --        --             (235)
  OCI.................................................       --          --         --       (1)        --                --
Purchases (3).........................................       12          16         11        15        10                --
Sales (3).............................................      (6)          --        (9)        --       (5)                --
Issuances (3).........................................       --          --         --        --        --                --
Settlements (3).......................................       --          --         --        --        --                 9
Transfers into Level 3 (4)............................       --          14          5        --        --                --
Transfers out of Level 3 (4)..........................     (11)         (3)         --        --      (10)                --
                                                        -------     -------     -------   -------   -------         --------
Balance at December 31,...............................  $    22     $    54    $    18   $    16   $    11          $    261
                                                        =======     =======     =======   =======   =======         ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income...............................  $    --     $    --    $    --   $    --   $    --          $     --
  Net investment gains (losses).......................  $    --     $    --    $    --   $    --   $    --          $     --
  Net derivative gains (losses).......................  $    --     $    --    $    --   $    --   $    --          $  (229)

               New England Life Insurance Company and Subsidiary

                                              Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                              -----------------------------------------------------------------------
                                                      Fixed Maturity Securities:
                                              -----------------------------------------------------       Net
                                                U.S.        Foreign                                    Embedded
                                              Corporate    Corporate    RMBS      CMBS      ABS     Derivatives (6)
                                              ---------    ---------    -------   ------   -------  ---------------
                                                                    (In millions)
Year Ended December 31, 2012:
Balance at January 1,........................  $    20      $    --    $    --   $   --   $     1          $    303
Total realized/unrealized gains (losses)
 included in:
 Net income (loss): (1), (2)
   Net investment income.....................       --           --          1       --        --                --
   Net investment gains (losses).............       --           --         --       --        --                --
   Net derivative gains (losses).............       --           --         --       --        --               176
 OCI.........................................        1           --         --       --        --                --
Purchases (3)................................       12           27         10        2        15                --
Sales (3)....................................      (6)           --         --     (24)        --                --
Issuances (3)................................       --           --         --       --        --                --
Settlements (3)..............................       --           --         --       --        --                 8
Transfers into Level 3 (4)...................       --           --         --       24        --                --
Transfers out of Level 3 (4).................       --           --         --       --        --                --
                                               -------      -------     -------   ------   -------         --------
Balance at December 31,......................  $    27      $    27    $    11   $    2   $    16          $    487
                                               =======      =======     =======   ======   =======         ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
 Net investment income.......................  $    --      $    --    $    --   $   --   $    --          $     --
 Net investment gains (losses)...............  $    --      $    --    $    --   $   --   $    --          $     --
 Net derivative gains (losses)...............  $    --      $    --    $    --   $   --   $    --          $    179

               New England Life Insurance Company and Subsidiary

                                              Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                              -----------------------------------------------------------------------
                                                      Fixed Maturity Securities:
                                              -----------------------------------------------------       Net
                                                U.S.        Foreign                                    Embedded
                                              Corporate    Corporate    RMBS      CMBS      ABS     Derivatives (6)
                                              ---------    ---------    -------   -------   ------  ---------------
                                                                    (In millions)
Year Ended December 31, 2011:
Balance at January 1,........................  $    35      $    19    $    --   $    --   $   --          $    140
Total realized/unrealized gains (losses)
 included in:
 Net income (loss): (1), (2)
   Net investment income.....................       --           --         --        --       --                --
   Net investment gains (losses).............       --           --         --        --       --                --
   Net derivative gains (losses).............       --           --         --        --       --               154
 OCI.........................................       --            1         --        --       --                --
Purchases (3)................................       --           --         --        --        1                --
Sales (3)....................................      (8)         (17)         --        --       --                --
Issuances (3)................................       --           --         --        --       --                --
Settlements (3)..............................       --           --         --        --       --                 9
Transfers into Level 3 (4)...................       --           --         --        --       --                --
Transfers out of Level 3 (4).................      (7)          (3)         --        --       --                --
                                               -------      -------     -------   -------   ------         --------
Balance at December 31,......................  $    20      $    --    $    --   $    --   $    1          $    303
                                               =======      =======     =======   =======   ======         ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
 Net investment income.......................  $    --      $    --    $    --   $    --   $   --          $     --
 Net investment gains (losses)...............  $    --      $    --    $    --   $    --   $   --          $     --
 Net derivative gains (losses)...............  $    --      $    --    $    --   $    --   $   --          $    156

--------

(1)Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.

(6)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

               New England Life Insurance Company and Subsidiary

Fair Value of Financial Instruments Carried at Other Than Fair Value

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income and payables for collateral under derivative transactions. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                      December 31, 2013
                                 ------------------------------------------------------------
                                                 Fair Value Hierarchy
                                          -----------------------------------
                                 Carrying                                     Total Estimated
                                  Value       Level 1     Level 2     Level 3   Fair Value
                                 -------- ----------- ----------- ----------- ---------------
                                                        (In millions)
Assets
Mortgage loans.................. $    123  $      --   $      --  $      128    $      128
Policy loans.................... $    416  $      --   $      24  $      506    $      530
Premiums, reinsurance and other
  receivables................... $    175  $      --   $      --  $      182    $      182
Other assets.................... $      4  $      --   $      --  $        3    $        3
Liabilities
PABs............................ $    140  $      --   $      --  $      146    $      146
Other liabilities............... $     44  $      --   $      --  $       44    $       44
Separate account liabilities.... $      7  $      --   $       7  $       --    $        7

                                                      December 31, 2012
                                 ------------------------------------------------------------
                                                 Fair Value Hierarchy
                                          -----------------------------------
                                 Carrying                                     Total Estimated
                                  Value     Level 1     Level 2     Level 3     Fair Value
                                 -------- ----------- ----------- ----------- ---------------
                                                        (In millions)
Assets
Mortgage loans.................. $    103  $      --   $      --  $      112    $      112
Policy loans.................... $    415  $      --   $      22  $      590    $      612
Premiums, reinsurance and other
  receivables................... $    168  $      --   $      --  $      179    $      179
Other assets.................... $      6  $      --   $      --  $        5    $        5
Liabilities
PABs............................ $    134  $      --   $      --  $      144    $      144
Other liabilities............... $     41  $      --   $      --  $       41    $       41
Separate account liabilities.... $      8  $      --   $       8  $       --    $        8

               New England Life Insurance Company and Subsidiary

  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

 Mortgage Loans

   For mortgage loans, estimated fair value is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

 Policy Loans

   Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Premiums, Reinsurance and Other Receivables

   Premiums, reinsurance and other receivables are comprised of certain amounts recoverable under reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

 Other Assets

   Other assets are comprised of receivables from agencies for which the estimated fair value was determined by discounting the expected future cash flows using a discount rate that reflects the Company's lending rate, at the end of the reporting period, for loans issued to agencies.

 PABs

   These PABs include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are excluded from this caption in the preceding tables as they are separately presented in "-- Recurring Fair Value Measurements."

   The investment contracts primarily include fixed deferred annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

               New England Life Insurance Company and Subsidiary

 Other Liabilities

   Other liabilities consist of funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements and are recorded using the deposit method of accounting. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

 Separate Account Liabilities

   Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

   Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

   Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

8. Equity

Statutory Equity and Income

  Each U.S. insurance company's state of domicile imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratio for NELICO was in excess of 1,300% for all periods presented.

   NELICO prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of its state of domicile. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of NELICO.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing securities on a different basis.

               New England Life Insurance Company and Subsidiary

   In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by NELICO are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

   Statutory net income (loss) of NELICO, a Massachusetts domiciled insurer, was $103 million, $79 million and $63 million for the years ended December 31, 2013, 2012 and 2011, respectively. Statutory capital and surplus was $571 million and $539 million at December 31, 2013 and 2012, respectively. All such amounts are derived from the statutory-basis financial statements as filed with the Massachusetts State Division of Insurance.

 Dividend Restrictions

  Under Massachusetts State Insurance Law, NELICO is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MLIC as long as the aggregate amount of the dividend, when aggregated with all other dividends paid in the preceding 12 months, does not exceed the greater of:
(i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. NELICO will be permitted to pay a dividend to MLIC in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Massachusetts Commissioner of Insurance (the "Massachusetts Commissioner") and the Massachusetts Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the last filed annual statutory statement requires insurance regulatory approval. Under Massachusetts State Insurance Law, the Massachusetts Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2013, 2012 and 2011, NELICO paid a dividend of $77 million, $46 million and $107 million, respectively. Based on amounts at December 31, 2013, NELICO could pay a stockholder dividend in 2014 of $102 million without prior approval of the Massachusetts Commissioner.

               New England Life Insurance Company and Subsidiary

Accumulated Other Comprehensive Income (Loss)

  Information regarding changes in the balances of each component of AOCI, net of income tax, was as follows:

                                                      Unrealized
                                                   Investment Gains     Unrealized      Defined
                                                   (Losses), Net of   Gains (Losses) Benefit Plans
                                                  Related Offsets (1) on Derivatives  Adjustment    Total
                                                  ------------------- -------------- ------------- -------
                                                                       (In millions)
Balance at December 31, 2010.....................       $    48         $     (2)       $ (19)     $    27
OCI before reclassifications.....................            66               (1)         (21)          44
Income tax expense (benefit).....................          (23)                --            8        (15)
                                                        -------         ---------       ------     -------
 OCI before reclassifications, net of income tax.            91               (3)         (32)          56
Amounts reclassified from AOCI...................           (6)                --          (4)        (10)
Income tax expense (benefit).....................             2                --            1           3
                                                        -------         ---------       ------     -------
 Amounts reclassified from AOCI, net of
   income tax....................................           (4)                --          (3)         (7)
                                                        -------         ---------       ------     -------
Balance at December 31, 2011.....................       $    87         $     (3)       $ (35)     $    49
OCI before reclassifications.....................            31                 4         (13)          22
Income tax expense (benefit).....................          (10)               (1)            4         (7)
                                                        -------         ---------       ------     -------
 OCI before reclassifications, net of income tax.           108                --         (44)          64
Amounts reclassified from AOCI...................           (5)                --          (6)        (11)
Income tax expense (benefit).....................             1                --            2           3
                                                        -------         ---------       ------     -------
 Amounts reclassified from AOCI, net of
   income tax....................................           (4)                --          (4)         (8)
                                                        -------         ---------       ------     -------
Balance at December 31, 2012.....................       $   104         $      --       $ (48)     $    56
OCI before reclassifications.....................         (110)                 1           46        (63)
Income tax expense (benefit).....................            39                --         (16)          23
                                                        -------         ---------       ------     -------
 OCI before reclassifications, net of income tax.            33                 1         (18)          16
Amounts reclassified from AOCI...................          (11)                --          (6)        (17)
Income tax expense (benefit).....................             3                --            2           5
                                                        -------         ---------       ------     -------
 Amounts reclassified from AOCI, net of
   income tax....................................           (8)                --          (4)        (12)
                                                        -------         ---------       ------     -------
Balance at December 31, 2013.....................       $    25         $       1       $ (22)     $     4
                                                        =======         =========       ======     =======

--------

(1)See Note 5 for information on offsets to investments related to DAC.

               New England Life Insurance Company and Subsidiary

  Information regarding amounts reclassified out of each component of AOCI, was as follows:

                                                                                Statement of Operations and
AOCI Components                              Amounts Reclassified from AOCI Comprehensive Income (Loss) Location
------------------------------------------   ------------------------------ ------------------------------------
                                              Years Ended December 31,
                                             ------------------------------
                                               2013       2012      2011
                                             ---------  --------  --------
                                                    (In millions)
Net unrealized investment gains (losses):
  Net unrealized investment
   gains (losses)........................... $      10  $      4  $      1  Other net investment gains (losses)
  Net unrealized investment
   gains (losses)...........................         1         1         1  Net investment income
  Net unrealized investment
   gains (losses)...........................        --        --         4  Net derivative gains (losses)
                                             ---------  --------  --------
    Net unrealized investment gains
     (losses), before income tax............        11         5         6
    Income tax (expense) benefit............       (3)       (1)       (2)
                                             ---------  --------  --------
    Net unrealized investment gains
     (losses), net of income tax............ $       8  $      4  $      4
                                             =========  ========  ========
Defined benefit plans adjustment: (1).......
  Amortization of net actuarial gains
   (losses)................................. $       2  $      2  $      1
  Amortization of prior service (costs)
   credit...................................         4         4         3
                                             ---------  --------  --------
    Amortization of defined benefit plan
     items, before income tax...............         6         6         4
    Income tax (expense) benefit............       (2)       (2)       (1)
                                             ---------  --------  --------
    Amortization of defined benefit plan
     items, net of income tax............... $       4  $      4  $      3
                                             =========  ========  ========
Total reclassifications, net of income
 tax........................................ $      12  $      8  $      7
                                             =========  ========  ========

--------

(1)These AOCI components are included in the computation of net periodic benefit costs. See Note 10.

               New England Life Insurance Company and Subsidiary

9. Other Expenses

  Information on other expenses was as follows:

                                                           Years Ended December 31,
                                                           ------------------------
                                                            2013     2012    2011
                                                            ------  ------  ------
                                                              (In millions)
 Compensation............................................. $   24   $   15  $   19
 Pension, postretirement and postemployment benefit costs.     19       28      28
 Commissions..............................................    178      195     105
 Volume-related costs.....................................      2       11      25
 Capitalization of DAC....................................    (6)     (25)    (33)
 Amortization of DAC......................................   (24)      132     225
 Premium taxes, licenses and fees.........................      8       10      10
 Professional services....................................      3        3       4
 Other....................................................     46       46      53
                                                            ------  ------  ------
  Total other expenses.................................... $  250   $  415  $  436
                                                            ======  ======  ======

Capitalization and Amortization of DAC

  See Note 3 for additional information on DAC including impacts of capitalization and amortization.

Affiliated Expenses

  See Note 13 for a discussion of affiliated expenses included in the table above.

10. Employee Benefit Plans

Pension and Other Postretirement Benefit Plans

  The Company's employees, sales representatives and retirees participate in funded qualified and unfunded non-qualified defined benefit pension plans and other postretirement plans sponsored by MLIC. Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits based upon years of credited service and final average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay, as well as earnings credits, determined annually based upon the average annual rate of interest on 30-year U.S. Treasury securities, for each account balance. At December 31, 2013, the majority of active participants were accruing benefits under the cash balance formula; however, 90% of the Company's obligations result from benefits calculated with the traditional formula. The non-qualified pension plan provides supplemental benefits to certain executive level employees and retirees.

   The Company also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired employees through a plan sponsored by MLIC. Employees of the Company who were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company, may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total costs of postretirement medical benefits. Employees hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits.

               New England Life Insurance Company and Subsidiary

   The Company is allocated both pension and other postretirement expenses from MLIC associated with benefits provided to its employees and does not bear direct obligation for benefits under these benefit plans. Therefore, the assets and obligations of these benefit plans are not included in the accompanying consolidated balance sheets or the additional disclosure below. The Company's share of pension expense was $3 million for the year ended December 31, 2013 and $12 million for both of the years ended December 31, 2012 and 2011. In addition, the Company's share of net other postretirement expense was less than ($1) million for the year ended December 31, 2013 and ($1) million for both of the years ended December 31, 2012 and 2011. The combined allocated pension and other postretirement benefit expenses are included in the accompanying consolidated statements of income.

   The Company sponsors the Non-Qualified Retirement Plan for Managing Partners (the "MPRP Plan"), a non-qualified defined benefit pension plan. The MPRP Plan supplements earned benefits to participants under the Agency Employees' Retirement Plan (the "AERP Plan"), a qualified defined benefit pension plan. During 2011, the Company became the sole sponsor of the AERP Plan. Accordingly, the Company transitioned its accounting for the AERP Plan from a multiemployer to a single employer plan as of December 31, 2011. The assets and obligations of the AERP Plan and MPRP Plan, along with the related net periodic pension expenses, are included in the accompanying consolidated financial statements and the additional disclosures below.

               New England Life Insurance Company and Subsidiary

  Obligations and Funded Status

                                                 Pension Benefits (1) Other Postretirement Benefits
                                                 -------------------- -----------------------------
                                                           December 31,
                                                 --------------------------------------------------
                                                   2013       2012     2013           2012
                                                  --------  --------     -------        -------
                                                           (In millions)
Change in benefit obligations:
Benefit obligations at January 1,............... $    219   $    187  $    42        $    37
 Service costs..................................        5          5        1              3
 Interest costs.................................        9          9        1              2
 Plan participants' contributions...............       --         --        2              2
 Net actuarial (gains) losses...................     (32)         26     (10)              2
 Plan amendments, change in benefits, and other.       --         --       --            (1)
 Benefits paid..................................      (8)        (8)      (4)            (3)
                                                  --------  --------     -------        -------
Benefit obligations at December 31,.............      193        219       32             42
                                                  --------  --------     -------        -------
Change in plan assets:
Fair value of plan assets at January 1,.........      123        110       --             --
 Actual return on plan assets...................      (2)         11       --             --
 Plan participants' contributions...............       --         --        2              2
 Employer contributions.........................       20         10        2              1
 Benefits paid..................................      (8)        (8)      (4)            (3)
                                                  --------  --------     -------        -------
Fair value of plan assets at December 31,.......      133        123       --             --
                                                  --------  --------     -------        -------
   Over (under) funded status at December 31,... $   (60)   $   (96)  $  (32)        $  (42)
                                                  ========  ========     =======        =======
Amounts recognized in the consolidated balance
  sheets consist of:
 Other liabilities.............................. $   (60)   $   (96)  $  (32)        $  (42)
                                                  ========  ========     =======        =======
AOCI:
 Net actuarial (gains) losses................... $     13   $     39  $   (5)        $     5
 Prior service costs (credit)...................       17         19        8             10
                                                  --------  --------     -------        -------
   AOCI, before income tax...................... $     30   $     58  $     3        $    15
                                                  ========  ========     =======        =======
Accumulated benefit obligation.................. $    177   $    198      N/A            N/A
                                                  ========  ========

--------

(1)Includes non-qualified unfunded plans, for which the aggregate projected benefit obligation was $58 million and $67 million at December 31, 2013 and 2012, respectively.

   Information for pension plans with an accumulated benefit obligation in excess of plan assets was as follows:

                                                  December 31,
                                                 --------------
                                                  2013    2012
                                                 ------- ------
                                                 (In millions)
                Projected benefit obligations... $    58 $  219
                Accumulated benefit obligations. $    51 $  198
                Fair value of plan assets....... $    -- $  123

               New England Life Insurance Company and Subsidiary

   The projected benefit obligation exceeded assets for all pension plans at December 31, 2013 and 2012.

  Net Periodic Benefit Costs

   Net periodic benefit costs are determined using management estimates and actuarial assumptions to derive service costs, interest costs and expected return on plan assets for a particular year. Net periodic benefit costs also includes the applicable amortization of net actuarial gains (losses) and amortization of any prior service costs (credit).

   The obligations and expenses associated with these plans require an extensive use of assumptions such as the discount rate, expected rate of return on plan assets, rate of future compensation increases, healthcare cost trend rates, as well as assumptions regarding participant demographics such as rate and age of retirements, withdrawal rates and mortality. Management, in consultation with its external consulting actuarial firms, determines these assumptions based upon a variety of factors such as historical performance of the plan and its assets, currently available market and industry data and expected benefit payout streams. The assumptions used may differ materially from actual results due to, among other factors, changing market and economic conditions and changes in participant demographics. These differences may have a significant effect on the Company's consolidated financial statements and liquidity.

    Net periodic pension costs and net periodic other postretirement benefit plan costs are comprised of the following:

    . Service Costs -- Service costs are the increase in the projected (expected) PBO resulting from benefits payable to employees of the Company on service rendered during the current year.

    . Interest Costs -- Interest costs are the time value adjustment on the projected (expected) PBO at the end of each year.

    . Expected Return on Plan Assets -- Expected return on plan assets is the assumed return earned by the accumulated pension and other postretirement fund assets in a particular year.

    . Amortization of Net Actuarial Gains (Losses) -- Actuarial gains and losses result from differences between the actual experience and the expected experience on pension and other postretirement plan assets or projected (expected) PBO during a particular period. These gains and losses are accumulated and, to the extent they exceed 10% of the greater of the PBO or the fair value of plan assets, the excess is amortized into pension and other postretirement benefit costs over the expected service years of the employees.

    . Amortization of Prior Service Costs (Credit) -- These costs relate to the recognition of increases or decreases in pension and other postretirement benefit obligation due to amendments in plans or initiation of new plans. These increases or decreases in obligation are recognized in AOCI at the time of the amendment. These costs are then amortized to pension and other postretirement benefit costs over the expected service years of the employees affected by the change.

               New England Life Insurance Company and Subsidiary

  The components of net periodic benefit costs and other changes in plan assets and benefit obligations recognized in OCI were as follows:

                                                 Pension Benefits   Other Postretirement Benefits
                                               -------------------- -----------------------------
                                                       Years Ended December 31,
                                               --------------------------------------------------
                                                2013   2012   2011   2013      2012      2011
                                               ------ ------ ------  ------    ------    ------
                                                             (In millions)
Net periodic benefit costs:
 Service costs................................ $    5 $    5 $    1 $    1    $    3    $    1
 Interest costs...............................      9      9      3      1         2         2
 Expected return on plan assets...............    (7)    (7)     --     --        --        --
 Amortization of net actuarial (gains) losses.      2      2      1     --        --        --
 Amortization of prior service costs (credit).      2      2     --      2         2         3
                                               ------ ------ ------  ------    ------    ------
   Total net periodic benefit costs (credit)..     11     11      5      4         7         6
                                               ------ ------ ------  ------    ------    ------
Other changes in plan assets and benefit
  obligations recognized in OCI:
 Net actuarial (gains) losses.................   (24)     23      8   (10)         2       (1)
 Prior service costs (credit) (1).............     --     --     21     --        --        --
 Amortization of net actuarial gains (losses).    (2)    (2)    (1)     --        --        --
 Amortization of prior service (costs) credit.    (2)    (2)     --    (2)       (2)       (3)
                                               ------ ------ ------  ------    ------    ------
 Total recognized in OCI......................   (28)     19     28   (12)        --       (4)
                                               ------ ------ ------  ------    ------    ------
   Total recognized in net periodic benefit
     costs and OCI............................ $ (17) $   30 $   33 $  (8)    $    7    $    2
                                               ====== ====== ======  ======    ======    ======

--------

(1)Prior service cost related to the AERP Plan.

    For the year ended December 31, 2013, included within OCI were other changes in plan assets and benefit obligations associated with pension benefits of ($28) million and other postretirement benefits of ($12) million for an aggregate increase in OCI of $40 million before income tax and $26 million, net of income tax.

    The estimated net actuarial (gains) losses and prior service costs (credit) for the pension plans and the defined benefit other postretirement benefit plans that will be amortized from AOCI into net periodic benefit costs over the next year are $1 million and $2 million, and less than ($1) million and $3 million, respectively.

  Assumptions

   Assumptions used in determining benefit obligations were as follows:

                                      Pension Benefits       Other Postretirement Benefits
                                ---------------------------  ----------------------------
                                                   December 31,
                                ---------------------------------------------------------
                                    2013           2012         2013           2012
                                ------------  -------------    ---------      ---------
Weighted average discount rate.     5.15%         4.20%           5.15%          4.20%
Rate of compensation increase.. 4.50% - 5.00% 4.50% - 5.00%        N/A            N/A

               New England Life Insurance Company and Subsidiary

   Assumptions used in determining net periodic benefit costs were as follows:

                                           Pension Benefits          Other Postretirement Benefits
                                   --------------------------------- -----------------------------
                                                      December 31,
                                   ---------------------------------------------------------------
                                       2013          2012      2011  2013      2012      2011
                                   ------------- ------------- -----   -----     -----     -----
Weighted average discount rate....     4.20%         4.95%     5.80% 4.20%     4.95%     5.80%
Weighted average expected rate of
  return on plan assets...........     5.75%         6.25%     6.25%  N/A       N/A       N/A
Rate of compensation increase..... 4.50% - 5.00% 4.50% - 5.00% 5.00%  N/A       N/A       N/A

  The weighted average discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate projected benefit obligation when due.

  The weighted average expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected rate of return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.

  The weighted average expected rate of return on plan assets for use in that plan's valuation in 2014 is currently anticipated to be 6.24% for pension benefits.

  The assumed healthcare costs trend rates used in measuring the APBO and net periodic benefit costs were as follows:

                                                                       December 31,
                                       -----------------------------------------------------------------------------
                                                       2013                                    2012
                                       -------------------------------------   -------------------------------------
Pre-and Post-Medicare eligible claims  6.2% for Pre-Medicare and 7.8% for      7.8% in 2013, gradually decreasing
                                       Post-Medicare in 2014, decreasing       each year until 2099 reaching the
                                       over time until 2083 for Pre-Medicare   ultimate rate of 4.4%.
                                       and 2021 for Post-Medicare reaching
                                       the ultimate rate of 4.5% for
                                       Pre-Medicare and Post-Medicare.

  Assumed healthcare costs trend rates may have a significant effect on the amounts reported for healthcare plans. A 1% increase in the assumed healthcare costs trend rates would increase total service and interest costs components by less than $1 million and increase the APBO by $1 million. A 1% decrease in the assumed healthcare costs trend rates would decrease total service and interest costs components by less than $1 million and decrease the APBO by $1 million.

               New England Life Insurance Company and Subsidiary

 Plan Assets

   The pension plan assets are categorized into a three-level fair value hierarchy, as defined in Note 7, based upon the significant input with the lowest level in its valuation. The following summarizes the types of assets included within the three-level fair value hierarchy presented below.

Level 1 This category includes separate accounts that are invested in fixed maturity securities and equity securities which have unadjusted quoted market prices in active markets for identical assets and liabilities.

Level 2 This category includes certain separate accounts that are primarily invested in liquid and readily marketable securities. The estimated fair value of such separate account is based upon reported NAV provided by fund managers and this value represents the amount at which transfers into and out of the respective separate account are effected. These separate accounts provide reasonable levels of price transparency and can be corroborated through observable market data.

         Certain separate accounts are invested in investment partnerships designated as hedge funds. The values for these separate accounts is determined monthly based on the NAV of the underlying hedge fund investment. Additionally, such hedge funds generally contain lock out or other waiting period provisions for redemption requests to be filled. While the reporting and redemption restrictions may limit the frequency of trading activity in separate accounts invested in hedge funds, the reported NAV, and thus the referenced value of the separate account, provides a reasonable level of price transparency that can be corroborated through observable market data.

         Directly held investments are primarily invested in U.S. and foreign government and corporate securities.

Level 3 This category includes separate accounts that are invested in fixed maturity securities that provide little or no price transparency due to the infrequency with which the underlying assets trade and generally require additional time to liquidate in an orderly manner. Accordingly, the values for separate accounts invested in these alternative asset classes are based on inputs that cannot be readily derived from or corroborated by observable market data.

  The Company provides employees with benefits under various Employee Retirement Income Security Act of 1974 ("ERISA") benefit plans. These include qualified pension plans, postretirement medical plans and certain retiree life insurance coverage. The assets of the Company's qualified pension plans are held in insurance group annuity contracts, and the vast majority of the assets of the postretirement medical plan and backing the retiree life coverage are held in insurance contracts. All of these contracts are issued by the Company and the assets under the contracts are held in insurance separate accounts that have been established by the Company. The underlying assets of the separate accounts are principally comprised of cash and cash equivalents, short-term investments, fixed maturity and equity securities, derivatives, real estate, private equity investments and hedge fund investments.

  The insurance contract provider engages investment management firms ("Managers") to serve as sub-advisors for the separate accounts based on the specific investment needs and requests identified by the plan fiduciary. These Managers have portfolio management discretion over the purchasing and selling of securities and other

               New England Life Insurance Company and Subsidiary investment assets pursuant to the respective investment management agreements and guidelines established for each insurance separate account. The assets of the qualified pension plans and postretirement medical plans (the "Invested Plans") are well diversified across multiple asset categories and across a number of different Managers, with the intent of minimizing risk concentrations within any given asset category or with any given Manager.

  The Invested Plans, other than those held in participant directed investment accounts, are managed in accordance with investment policies consistent with the longer-term nature of related benefit obligations and within prudent risk parameters. Specifically, investment policies are oriented toward
(i) maximizing the Invested Plan's funded status; (ii) minimizing the volatility of the Invested Plan's funded status; (iii) generating asset returns that exceed liability increases; and (iv) targeting rates of return in excess of a custom benchmark and industry standards over appropriate reference time periods. These goals are expected to be met through identifying appropriate and diversified asset classes and allocations, ensuring adequate liquidity to pay benefits and expenses when due and controlling the costs of administering and managing the Invested Plan's investments. Independent investment consultants are periodically used to evaluate the investment risk of Invested Plan's assets relative to liabilities, analyze the economic and portfolio impact of various asset allocations and management strategies and to recommend asset allocations.

  Derivative contracts may be used to reduce investment risk, to manage duration and to replicate the risk/return profile of an asset or asset class. Derivatives may not be used to leverage a portfolio in any manner, such as to magnify exposure to an asset, asset class, interest rates or any other financial variable. Derivatives are also prohibited for use in creating exposures to securities, currencies, indices or any other financial variable that is otherwise restricted.

  The table below summarizes the actual weighted average allocation of the fair value of total plan assets by asset class at December 31 for the years indicated and the approved target allocation by major asset class at December 31, 2013 for the Invested Plans:

                                                    Pension
                                               ------------------------
                                                      Actual Allocation
                                                      -----------------
                                               Target 2013     2012
                                               ------  -----    -----
               Asset Class:
                Fixed maturity securities (1).   75%    78%      85%
                Equity securities (2).........   12%    21%      15%
                Alternative securities (3)....   13%     1%      --%
                                                       -----    -----
                  Total assets................         100%     100%
                                                       =====    =====

--------

(1)Fixed maturity securities include primarily collateralized mortgage obligations, corporate, federal agency, foreign bonds, mortgage-backed securities, municipals and U.S. government bonds.
(2)Equity securities primarily include common stock of U.S. companies.
(3)Alternative securities primarily include other investments.

               New England Life Insurance Company and Subsidiary

  The pension plan assets measured at estimated fair value on a recurring basis were determined as described in "-- Plan Assets." These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                 December 31, 2013
                                      ---------------------------------------
                                       Fair Value Hierarchy
                                      -----------------------
                                                              Total Estimated
                                      Level 1 Level 2 Level 3   Fair Value
                                      ------- ------- ------- ---------------
                                                   (In millions)
  Assets
  Fixed maturity securities:
   Corporate......................... $   --  $   41  $    1      $   42
   U.S. government bonds.............     27       5      --          32
   Foreign bonds.....................     --      13      --          13
   Federal agencies..................     --       6      --           6
   Municipals........................     --       4      --           4
   Other (1).........................     --       6      --           6
                                      ------  ------  ------      ------
     Total fixed maturity securities.     27      75       1         103
                                      ------  ------  ------      ------
  Equity securities:
   Common stock -- domestic..........     28      --      --          28
   Common stock -- foreign...........      1      --      --           1
                                      ------  ------  ------      ------
     Total equity securities.........     29      --      --          29
                                      ------  ------  ------      ------
  Short-term investments.............     --       1      --           1
                                      ------  ------  ------      ------
       Total assets.................. $   56  $   76  $    1      $  133
                                      ======  ======  ======      ======

                                                 December 31, 2012
                                      ---------------------------------------
                                       Fair Value Hierarchy
                                      -----------------------
                                                              Total Estimated
                                      Level 1 Level 2 Level 3   Fair Value
                                      ------- ------- ------- ---------------
                                                   (In millions)
  Assets
  Fixed maturity securities:
   Corporate......................... $   --  $   33  $    1      $   34
   U.S. government bonds.............     26       7      --          33
   Foreign bonds.....................     --      13      --          13
   Federal agencies..................     --      10      --          10
   Municipals........................     --       3      --           3
   Other (1).........................     --      11      --          11
                                      ------  ------  ------      ------
     Total fixed maturity securities.     26      77       1         104
                                      ------  ------  ------      ------
  Equity securities:
   Common stock -- domestic..........     19      --      --          19
                                      ------  ------  ------      ------
       Total assets.................. $   45  $   77  $    1      $  123
                                      ======  ======  ======      ======

--------

(1)Other primarily includes mortgage-backed securities and collateralized mortgage obligations.

               New England Life Insurance Company and Subsidiary

  A rollforward of all pension plan assets measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs was as follows:

                                                  Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                  -----------------------------------------------------------------------
                                                    Years Ended December 31,
                                                  -----------------------------------------------------------------------
                                                       2013                                2012
                                                  --------------                      --------------
                                                  Fixed Maturity                      Fixed Maturity
                                                   Securities:                         Securities:
                                                  --------------                      --------------
                                                    Corporate                           Corporate
                                                  --------------                      --------------
                                                          (In millions)
Balance at January 1,............................     $    1                              $    1
Realized gains (losses)..........................         --                                  --
Unrealized gains (losses)........................         --                                  --
Purchases, sales, issuances and settlements, net.         --                                  --
Transfers into and/or out of Level 3.............         --                                  --
                                                      ------                              ------
Balance at December 31,..........................     $    1                              $    1
                                                      ======                              ======

 Expected Future Contributions and Benefit Payments

   It is the Company's practice to make contributions to the qualified pension plan to comply with minimum funding requirements of ERISA. In accordance with such practice, no contributions are required for 2014. The Company expects to make discretionary contributions to the AERP qualified pension plan of $4 million in 2014. For information on employer contributions, see
 "-- Obligations and Funded Status."

   Benefit payments due under the non-qualified pension plans are primarily funded from the Company's general assets as they become due under the provision of the plans, therefore benefit payments equal employer contributions. The Company expects to make contributions of $3 million to fund the benefit payments in 2014.

   Postretirement benefits are either: (i) not vested under law; (ii) a non-funded obligation of the Company; or (iii) both. Current regulations do not require funding for these benefits. The Company uses its general assets, net of participant's contributions, to pay postretirement medical claims as they come due in lieu of utilizing any plan assets. The Company expects to make contributions of $1 million towards benefit obligations in 2014 to pay postretirement medical claims.

   Gross benefit payments for the next 10 years, which reflect expected future service where appropriate, are expected to be as follows:

                                                             Other
                                                         Postretirement
                                        Pension Benefits    Benefits
                                        ---------------- --------------
                                                 (In millions)
         2014..........................   $          8    $          2
         2015..........................   $          9    $          2
         2016..........................   $          9    $          2
         2017..........................   $          9    $          2
         2018..........................   $         10    $          2
         2019-2023.....................   $         53    $         11

               New England Life Insurance Company and Subsidiary

 Additional Information

   As previously discussed, most of the assets of the pension plans are held in group annuity and life insurance contracts issued by the Company. Total revenues from these contracts recognized in the consolidated statements of income were less than $1 million for each of the years ended December 31, 2013, 2012 and 2011, and included policy charges and net investment income from investments backing the contracts and administrative fees. Total investment income (loss), including realized and unrealized gains (losses), credited to the account balances was ($2) million, $11 million and $3 million for the years ended December 31, 2013, 2012 and 2011, respectively. The terms of these contracts are consistent in all material respects with those the Company offers to unaffiliated parties that are similarly situated.

  Defined Contribution Plans

   The Company sponsors defined contribution plans for substantially all Company employees under which a portion of employee contributions are matched. The Company contributed less than $1 million for each of the years ended December 31, 2013, 2012 and 2011.

11. Income Tax

  The provision for income tax was as follows:

                                                      Years Ended December 31,
                                                      ------------------------
                                                      2013     2012     2011
                                                       -----   ------  ------
                                                         (In millions)
       Current:
        Federal...................................... $  62   $   41   $   25
       Deferred:
        Federal......................................  (53)       33       21
                                                       -----   ------  ------
          Provision for income tax expense (benefit). $   9   $   74   $   46
                                                       =====   ======  ======

  The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                       Years Ended December 31,
                                                       ------------------------
                                                       2013     2012    2011
                                                        -----    -----   -----
                                                         (In millions)
        Tax provision at U.S. statutory rate.......... $  18    $  75   $  55
        Tax effect of:
         Prior year tax...............................    13       12       5
         Dividend received deduction..................  (11)     (11)    (11)
         Change in valuation allowance................  (10)       --     (2)
         Tax credits..................................   (1)      (1)     (2)
         Tax-exempt income............................    --      (1)     (1)
         Other, net...................................    --       --       2
                                                        -----    -----   -----
           Provision for income tax expense (benefit). $   9    $  74   $  46
                                                        =====    =====   =====

               New England Life Insurance Company and Subsidiary

11. Income Tax (continued)

   Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                           December 31,
                                                   ----------------------------
                                                       2013           2012
                                                   ------------- --------------
                                                          (In millions)
 Deferred income tax assets:
  Policyholder liabilities and receivables........ $         120 $           60
  Employee benefits...............................            20             21
  Deferred intercompany losses....................            --             10
  Investments, including derivatives..............             5              1
  Tax credit carryforwards........................             3             --
  Litigation-related and government mandated......            --              1
  Other...........................................            --              1
                                                   ------------- --------------
    Total gross deferred income tax assets........           148             94
  Less: Valuation allowance.......................            --             10
                                                   ------------- --------------
    Total net deferred income tax assets..........           148             84
                                                   ------------- --------------
 Deferred income tax liabilities:
  DAC.............................................           212            195
  Net unrealized investment gains.................            14             56
  Other...........................................             2             --
                                                   ------------- --------------
    Total deferred income tax liabilities.........           228            251
                                                   ------------- --------------
      Net deferred income tax asset (liability)... $        (80) $        (167)
                                                   ============= ==============

   Tax credit carryforwards of $3 million at December 31, 2013 will expire beginning in 2021.

   The Company had previously recorded a valuation allowance related to a deferred intercompany loss from the sale of Exeter to MetLife prior to 2003. In 2013, the Company recorded a decrease of $10 million related to the deferred intercompany loss. The Company recorded a decrease of less than $1 million related to certain state net operating loss carryforwards in 2012. Thus, there was no valuation allowance as of December 31, 2013.

   The Company participates in a tax sharing agreement with MetLife, as described in Note 1. Pursuant to this tax sharing agreement, the amounts due from affiliates include $2 million, $3 million, and $16 million at December 31, 2013, 2012 and 2011, respectively.

   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state or local income tax examinations in major taxing jurisdictions for years prior to 2003. The IRS audit cycle for the years 2003 through 2006, which began in April 2010, is expected to conclude in 2014.

               New England Life Insurance Company and Subsidiary

  The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

  A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                          Years Ended December 31,
                                                                          ----------------------
                                                                           2013      2012    2011
                                                                          -------   ------- ------
                                                                              (In millions)
Balance at January 1,.................................................... $    18   $     7 $   --
Additions for tax positions of prior years...............................       4        11      7
                                                                          -------   ------- ------
Balance at December 31,.................................................. $    22   $    18 $    7
                                                                          =======   ======= ======
Unrecognized tax benefits that, if recognized would impact the effective
  rate................................................................... $    22   $    18 $    7
                                                                          =======   ======= ======

  The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

Interest was as follows:

                                                                           Years Ended December 31,
                                                                           ------------------------
                                                                            2013    2012     2011
                                                                           ------  -------  ------
                                                                               (In millions)
Interest recognized in the consolidated statements of income.............. $    5  $    --  $    1

                                                                                    December 31,
                                                                                   ----------------
                                                                                    2013     2012
                                                                                   -------  ------
                                                                                   (In millions)
Interest included in other liabilities in the consolidated balance sheets.         $     6  $    1

  The Company had no penalties for the years ended December 31, 2013, 2012 and 2011.

  The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2013 and 2012, the Company recognized an income tax benefit of $11 million and $10 million, respectively, related to the separate account DRD. The 2013 benefit did not include a true-up of the 2012 tax return. The 2012 benefit included an expense of $1 million related to a true-up of the 2011 tax return.

               New England Life Insurance Company and Subsidiary

12. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

  Unclaimed Property Inquiries

   In April 2012, MetLife, for itself and on behalf of entities including NELICO, reached agreements with representatives of the U.S. jurisdictions that were conducting audits of MetLife and certain of its affiliates for compliance with unclaimed property laws, and with state insurance regulators directly involved in a multistate targeted market conduct examination relating to claim-payment practices and compliance with unclaimed property laws. On November 21, 2012, the West Virginia Treasurer filed an action against NELICO in West Virginia state court (West Virginia ex rel. John D. Perdue v. New England Life Insurance Company, Circuit Court of Putnam County, Civil Action No. 12-C-376), alleging that the Company violated the West Virginia Uniform Unclaimed Property Act, seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On December 30, 2013, the court granted defendants' motion to dismiss the action. At least one other jurisdiction is pursuing a similar market conduct examination. It is possible that other jurisdictions may pursue similar examinations, audits or lawsuits and that such actions may result in additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws, administrative penalties, interest, and/or further changes to the Company's procedures. The Company is not currently able to estimate these additional possible costs.

  Sales Practice Claims

   The Company and certain of its affiliates have faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Regulatory authorities in a small number of states and the Financial Industry Regulatory Authority, and occasionally the U.S. Securities and Exchange Commission ("SEC"), have also conducted investigations or inquiries relating to sales of individual life insurance policies or annuities or other products issued by the Company. These investigations often focus on the conduct of particular financial service representatives and the sale of unregistered or unsuitable products or the misuse of client assets. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief, including restitution payments. The Company may continue to resolve investigations in a similar manner.

Diversified Lending Group

  The Company conducted an internal investigation of an agency in Los Angeles, California concerning the referral of clients to an entity which the SEC has put into receivership for allegedly defrauding investors. Three of the Company's former representatives may have encouraged customers to invest in this entity. Restitution has been made to certain customers. The Company has been named in two related lawsuits currently pending in California state court. In one of the lawsuits, one of the Company's former representatives has asserted claims for indemnification against the Company.

  Summary

   Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course

               New England Life Insurance Company and Subsidiary of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor, and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

   It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular annual periods.

 Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. At December 31, 2013 and 2012, the Company maintained a liability of $1 million and $2 million, respectively. The related assets for premium tax offsets were $1 million at both December 31, 2013 and 2012, for undiscounted future assessments with respect to impaired, insolvent or failed insurers. The Company maintained at December 31, 2013 and 2012, an asset related to paid assessments representing currently available premium tax offsets of $1 million and less than $1 million, respectively.

Commitments

  Leases

    The Company, as lessee, has entered into various lease agreements for office space. Future minimum gross rental payments relating to these lease arrangements are as follows:

                                          Amount
                                       -------------
                                       (In millions)
                           2014.......   $      14
                           2015.......          11
                           2016.......           9
                           2017.......           8
                           2018.......           6
                           Thereafter.           6
                                         ---------
                            Total.....   $      54
                                         =========

               New England Life Insurance Company and Subsidiary

  Commitments to Fund Partnership Investments

    The Company makes commitments to fund partnership investments in the normal course of business. Unfunded commitments were $2 million and $3 million at December 31, 2013 and 2012, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  Commitments to Fund Private Corporate Bond Investments

    The Company commits to lend funds under private corporate bond investments. Unfunded commitments were less than $1 million and $5 million at December 31, 2013 and 2012, respectively.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In one case, the maximum potential obligation under the indemnities and guarantees is $45 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

  The Company had no liability for indemnities, guarantees and commitments at both December 31, 2013 and 2012.

13. Related Party Transactions

Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include personnel, policy administrative functions and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $60 million, $60 million and $64 million for the years ended December 31, 2013, 2012 and 2011, respectively.

               New England Life Insurance Company and Subsidiary

Revenues received from affiliates related to these agreements recorded in universal life and investment-type product policy fees were $27 million, $25 million and $25 million for the years ended December 31, 2013, 2012 and 2011, respectively. Revenues received from affiliates related to these agreements, recorded in other revenues were $43 million, $96 million and $11 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  The Company also entered into agreements to sell insurance products on behalf of certain affiliates. Expenses incurred by the Company related to these agreements, included in other expenses, were $163 million, $207 million and $189 million for the years ended December 31, 2013, 2012 and 2011, respectively, and were reimbursed to the Company by these affiliates.

  The Company had net receivables from affiliates, related to the items discussed above, of $28 million and $34 million at December 31, 2013 and 2012, respectively.

  See Notes 4 and 5 for additional information on related party transactions.

14. Subsequent Events

  The Company has evaluated events subsequent to December 31, 2013, through April 18, 2014, which is the date these consolidated financial statements were available to be issued, and has determined there are no material subsequent events requiring adjustment to or disclosure in the financial statements.

Item 8. Financial Statements and Supplementary Data

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                    Page
                                                                                                    ----
Report of Independent Registered Public Accounting Firm............................................   2
Financial Statements at December 31, 2013 and 2012 and for the Years Ended December 31, 2013, 2012
  and 2011:
 Consolidated Balance Sheets.......................................................................   3
 Consolidated Statements of Operations.............................................................   4
 Consolidated Statements of Comprehensive Income (Loss)............................................   5
 Consolidated Statements of Equity.................................................................   6
 Consolidated Statements of Cash Flows.............................................................   9
   Notes to the Consolidated Financial Statements..................................................  11
     Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies......  11
     Note 2 -- Segment Information.................................................................  31
     Note 3 -- Discontinued Operations.............................................................  37
     Note 4 -- Insurance...........................................................................  37
     Note 5 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-
       Related Intangibles.........................................................................  45
     Note 6 -- Reinsurance.........................................................................  49
     Note 7 -- Closed Block........................................................................  55
     Note 8 -- Investments.........................................................................  59
     Note 9 -- Derivatives.........................................................................  85
     Note 10 -- Fair Value.........................................................................  99
     Note 11 -- Goodwill........................................................................... 129
     Note 12 -- Long-term and Short-term Debt...................................................... 131
     Note 13 -- Equity............................................................................. 134
     Note 14 -- Other Expenses..................................................................... 144
     Note 15 -- Employee Benefit Plans............................................................. 145
     Note 16 -- Income Tax......................................................................... 157
     Note 17 -- Contingencies, Commitments and Guarantees.......................................... 161
     Note 18 -- Quarterly Results of Operations (Unaudited)........................................ 171
     Note 19 -- Related Party Transactions......................................................... 171
     Note 20 -- Subsequent Events.................................................................. 172
Financial Statement Schedules at December 31, 2013 and 2012 and for the Years Ended December 31,
  2013, 2012 and 2011:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties.... 173
 Schedule III -- Consolidated Supplementary Insurance Information.................................. 174
 Schedule IV -- Consolidated Reinsurance........................................................... 176

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Metropolitan Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Metropolitan Life Insurance Company and subsidiaries (the "Company") as of December 31, 2013 and 2012, and the related consolidated statements of operations, comprehensive income (loss), equity, and cash flows for each of the three years in the period ended December 31, 2013. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Metropolitan Life Insurance Company and subsidiaries as of December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2013, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ DELOITTE & TOUCHE LLP

New York, New York
March 27, 2014

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2013 and 2012

                (In millions, except share and per share data)

                                                                                     2013         2012
                                                                                 ------------ ------------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value
   (amortized cost: $165,371 and $164,757, respectively; includes $157 and
   $170, respectively, relating to variable interest entities).................. $    173,746 $    183,676
 Equity securities available-for-sale, at estimated fair value (cost: $1,813
   and $1,541, respectively)....................................................        1,892        1,499
 Trading and fair value option securities, at estimated fair value (includes
   $662 and $659, respectively, of actively traded securities; and $23 and $41,
   respectively, relating to variable interest entities)........................          723          752
 Mortgage loans (net of valuation allowances of $272 and $304, respectively;
   includes $338 and $0, respectively, under the fair value option).............       46,024       44,657
 Policy loans...................................................................        8,421        8,364
 Real estate and real estate joint ventures (includes $1,141 and $10, respectively, relating to variable interest entities; includes $40 and $1,
   respectively, of real estate held-for-sale)..................................        7,798        6,837
 Other limited partnership interests (includes $53 and $165, respectively,
   relating to variable interest entities)......................................        4,716        4,508
 Short-term investments, principally at estimated fair value....................        5,962        6,881
 Other invested assets, principally at estimated fair value (includes $78 and
   $81, respectively, relating to variable interest entities)...................       10,589       12,479
                                                                                 ------------ ------------
   Total investments............................................................      259,871      269,653
Cash and cash equivalents, principally at estimated fair value (includes $21
 and $31, respectively, relating to variable interest entities).................        1,098        1,401
Accrued investment income (includes $2 and $2, respectively, relating to
 variable interest entities)....................................................        2,249        2,242
Premiums, reinsurance and other receivables (includes $7 and $4, respectively,
 relating to variable interest entities)........................................       23,637       24,721
Deferred policy acquisition costs and value of business acquired................        6,416        5,832
Other assets (includes $24 and $4, respectively, relating to variable interest
 entities)......................................................................        4,716        4,444
Separate account assets.........................................................      134,796      120,971
                                                                                 ------------ ------------
   Total assets................................................................. $    432,783 $    429,264
                                                                                 ============ ============
Liabilities and Equity
Liabilities
Future policy benefits.......................................................... $    111,963 $    113,986
Policyholder account balances...................................................       92,498       94,716
Other policy-related balances...................................................        5,671        5,663
Policyholder dividends payable..................................................          601          610
Policyholder dividend obligation................................................        1,771        3,828
Payables for collateral under securities loaned and other transactions..........       21,096       22,461
Short-term debt.................................................................          175          100
Long-term debt (includes $520 and $124, respectively, at estimated fair value,
 relating to variable interest entities)........................................        2,828        2,345
Current income tax payable......................................................          365          161
Deferred income tax liability (includes $1 and $2, respectively, at estimated
 fair value, relating to variable interest entities)............................        1,785        3,036
Other liabilities (includes $31 and $22, respectively, relating to variable
 interest entities).............................................................       32,180       33,941
Separate account liabilities....................................................      134,796      120,971
                                                                                 ------------ ------------
   Total liabilities............................................................      405,729      401,818
                                                                                 ------------ ------------
Contingencies, Commitments and Guarantees (Note 17)
Redeemable noncontrolling interests.............................................          774           --
                                                                                 ------------ ------------
Equity
Metropolitan Life Insurance Company stockholder's equity:
 Common stock, par value $0.01 per share; 1,000,000,000 shares authorized;
   494,466,664 shares issued and outstanding at December 31, 2013 and 2012......            5            5
 Additional paid-in capital.....................................................       14,515       14,510
 Retained earnings..............................................................        9,352        8,631
 Accumulated other comprehensive income (loss)..................................        2,158        4,008
                                                                                 ------------ ------------
   Total Metropolitan Life Insurance Company stockholder's equity...............       26,030       27,154
Noncontrolling interests........................................................          250          292
                                                                                 ------------ ------------
   Total equity.................................................................       26,280       27,446
                                                                                 ------------ ------------
   Total liabilities and equity................................................. $    432,783 $    429,264
                                                                                 ============ ============

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                     2013       2012       2011
                                                                  ---------- ---------- ----------
Revenues
Premiums......................................................... $   20,475 $   19,880 $   18,288
Universal life and investment-type product policy fees...........      2,363      2,239      2,202
Net investment income............................................     11,785     11,852     11,615
Other revenues...................................................      1,699      1,730      1,808
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity
   securities....................................................       (81)      (214)      (244)
 Other-than-temporary impairments on fixed maturity securities
   transferred to other comprehensive income (loss)..............       (47)         22         17
 Other net investment gains (losses).............................        176      (138)        359
                                                                  ---------- ---------- ----------
   Total net investment gains (losses)...........................         48      (330)        132
 Net derivative gains (losses)...................................    (1,070)        675      1,578
                                                                  ---------- ---------- ----------
     Total revenues..............................................     35,300     36,046     35,623
                                                                  ---------- ---------- ----------
Expenses
Policyholder benefits and claims.................................     23,032     22,269     20,681
Interest credited to policyholder account balances...............      2,253      2,390      2,372
Policyholder dividends...........................................      1,205      1,295      1,355
Other expenses...................................................      5,988      6,394      6,471
                                                                  ---------- ---------- ----------
     Total expenses..............................................     32,478     32,348     30,879
                                                                  ---------- ---------- ----------
Income (loss) from continuing operations before provision for
  income tax.....................................................      2,822      3,698      4,744
Provision for income tax expense (benefit).......................        681      1,055      1,460
                                                                  ---------- ---------- ----------
Income (loss) from continuing operations, net of income tax......      2,141      2,643      3,284
Income (loss) from discontinued operations, net of income tax....          1         40         61
                                                                  ---------- ---------- ----------
Net income (loss)................................................      2,142      2,683      3,345
Less: Net income (loss) attributable to noncontrolling interests.        (7)          2        (8)
                                                                  ---------- ---------- ----------
Net income (loss) attributable to Metropolitan Life Insurance
  Company........................................................ $    2,149 $    2,681 $    3,353
                                                                  ========== ========== ==========



       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                        2013      2012       2011
                                                                      -------- ---------- ----------
Net income (loss) attributable to Metropolitan Life Insurance
  Company............................................................ $  2,149 $    2,681 $    3,353
Net income (loss) attributable to noncontrolling interests...........      (7)          2        (8)
                                                                      -------- ---------- ----------
Net income (loss)....................................................    2,142      2,683      3,345
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets........  (3,337)      2,502      2,567
 Unrealized gains (losses) on derivatives............................    (691)      (241)      1,203
 Foreign currency translation adjustments............................       22       (30)          6
 Defined benefit plans adjustment....................................    1,191      (766)      (671)
                                                                      -------- ---------- ----------
Other comprehensive income (loss), before income tax.................  (2,815)      1,465      3,105
Income tax (expense) benefit related to items of other comprehensive
  income (loss)......................................................      965      (511)    (1,074)
                                                                      -------- ---------- ----------
Other comprehensive income (loss), net of income tax.................  (1,850)        954      2,031
                                                                      -------- ---------- ----------
Comprehensive income (loss)..........................................      292      3,637      5,376
Less: Comprehensive income (loss) attributable to noncontrolling
  interest, net of income tax........................................      (7)          2        (8)
                                                                      -------- ---------- ----------
Comprehensive income (loss) attributable to Metropolitan Life
  Insurance Company.................................................. $    299 $    3,635 $    5,384
                                                                      ======== ========== ==========





       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       Consolidated Statements of Equity
                     For the Year Ended December 31, 2013

                                 (In millions)

                                                                        Accumulated Other Comprehensive Income (Loss)
                                                                    ------------------------------------------------------
                                                                          Net                      Foreign      Defined
                                           Additional                 Unrealized    Other-Than-    Currency     Benefit
                                 Common     Paid-in      Retained     Investment     Temporary   Translation     Plans
                                 Stock      Capital     Earnings     Gains (Losses)  Impairments  Adjustments  Adjustment
                                -------- ------------- ------------ --------------- ------------ ------------ ------------
Balance at December 31, 2012... $      5 $      14,510 $      8,631  $      6,497    $   (158)    $      18   $    (2,349)
Capital contributions from
 MetLife, Inc. (Note 13).......                      3
Excess tax benefits related to
 stock-based compensation......                      2
Dividends on common stock......                             (1,428)
Change in equity of
 noncontrolling interests......
Net income (loss)..............                               2,149
Other comprehensive income
 (loss), net of income tax.....                                           (2,700)           65           13            772
                                -------- ------------- ------------  ------------    ---------    ---------   ------------
Balance at December 31, 2013... $      5 $      14,515 $      9,352  $      3,797    $    (93)    $      31   $    (1,577)
                                ======== ============= ============  ============    =========    =========   ============


                                        Total
                                  Metropolitan Life
                                  Insurance Company    Noncontrolling     Total
                                 Stockholder's Equity    Interests        Equity
                                --------------------- --------------- -------------
Balance at December 31, 2012...     $      27,154       $      292    $      27,446
Capital contributions from
 MetLife, Inc. (Note 13).......                 3                                 3
Excess tax benefits related to
 stock-based compensation......                 2                                 2
Dividends on common stock......           (1,428)                           (1,428)
Change in equity of
 noncontrolling interests......                               (35)             (35)
Net income (loss)..............             2,149              (7)            2,142
Other comprehensive income
 (loss), net of income tax.....           (1,850)                           (1,850)
                                    -------------       ----------    -------------
Balance at December 31, 2013...     $      26,030       $      250    $      26,280
                                    =============       ==========    =============




       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Consolidated Statements of Equity -- (Continued)
                     For the Year Ended December 31, 2012

                                 (In millions)


                                                                              Accumulated Other Comprehensive Income (Loss)
                                                                          -----------------------------------------------------
                                                                                Net                      Foreign      Defined
                                                     Additional             Unrealized    Other-Than-    Currency     Benefit
                                             Common   Paid-in   Retained    Investment     Temporary   Translation     Plans
                                             Stock    Capital    Earnings  Gains (Losses)  Impairments  Adjustments  Adjustment
                                            ------- ----------- --------- --------------- ------------ ------------ -----------
Balance at December 31, 2011...............  $  5    $  14,506  $  6,973     $  5,185       $  (317)      $  37     $  (1,851)
Capital contributions from MetLife, Inc.
 (Note 13).................................                  3
Excess tax benefits related to stock-based
 compensation..............................                  1
Dividends on common stock..................                      (1,023)
Change in equity of noncontrolling
 interests.................................
Net income (loss)..........................                        2,681
Other comprehensive income (loss), net of
 income tax................................                                     1,312            159       (19)          (498)
                                             ----    ---------  --------     --------       --------      -----     ----------
Balance at December 31, 2012...............  $  5    $  14,510  $  8,631     $  6,497       $  (158)      $  18     $  (2,349)
                                             ====    =========  ========     ========       ========      =====     ==========


                                                    Total
                                              Metropolitan Life
                                              Insurance Company    Noncontrolling   Total
                                             Stockholder's Equity    Interests      Equity
                                            --------------------- --------------- ---------
Balance at December 31, 2011...............       $  24,538           $  182      $  24,720
Capital contributions from MetLife, Inc.
 (Note 13).................................               3                               3
Excess tax benefits related to stock-based
 compensation..............................               1                               1
Dividends on common stock..................         (1,023)                         (1,023)
Change in equity of noncontrolling
 interests.................................                              108            108
Net income (loss)..........................           2,681                2          2,683
Other comprehensive income (loss), net of
 income tax................................             954                             954
                                                  ---------           ------      ---------
Balance at December 31, 2012...............       $  27,154           $  292      $  27,446
                                                  =========           ======      =========



       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Consolidated Statements of Equity -- (Continued)
                     For the Year Ended December 31, 2011

                                 (In millions)


                                                                              Accumulated Other Comprehensive Income (Loss)
                                                                          -----------------------------------------------------

                                                                                Net                      Foreign      Defined
                                                     Additional             Unrealized    Other-Than-    Currency     Benefit
                                             Common   Paid-in   Retained    Investment     Temporary   Translation     Plans
                                             Stock    Capital    Earnings  Gains (Losses)  Impairments  Adjustments  Adjustment
                                            ------- ----------- --------- --------------- ------------ ------------ -----------
Balance at December 31, 2010...............  $  5    $  14,445  $  4,941     $  2,672       $  (254)      $  34     $  (1,429)
Capital contributions from MetLife, Inc.
 (Note 13).................................                 50
Excess tax benefits related to stock-based
 compensation..............................                 11
Dividends on common stock..................                      (1,321)
Change in equity of noncontrolling
 interests.................................
Net income (loss)..........................                        3,353
Other comprehensive income (loss), net of
 income tax................................                                     2,513           (63)          3          (422)
                                             ----    ---------  --------     --------       --------      -----     ----------
Balance at December 31, 2011...............  $  5    $  14,506  $  6,973     $  5,185       $  (317)      $  37     $  (1,851)
                                             ====    =========  ========     ========       ========      =====     ==========


                                                    Total
                                                Metropolitan
                                               Life Insurance         Non
                                                   Company         controlling   Total
                                             Stockholder's Equity  Interests     Equity
                                            --------------------- ------------ ---------
Balance at December 31, 2010...............       $  20,414          $  148    $  20,562
Capital contributions from MetLife, Inc.
 (Note 13).................................              50                           50
Excess tax benefits related to stock-based
 compensation..............................              11                           11
Dividends on common stock..................         (1,321)                      (1,321)
Change in equity of noncontrolling
 interests.................................                              42           42
Net income (loss)..........................           3,353             (8)        3,345
Other comprehensive income (loss), net of
 income tax................................           2,031                        2,031
                                                  ---------          ------    ---------
Balance at December 31, 2011...............       $  24,538          $  182    $  24,720
                                                  =========          ======    =========



       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                                    2013       2012        2011
                                                                                 ---------- ----------- ----------
Cash flows from operating activities
Net income (loss)............................................................... $    2,142 $     2,683 $    3,345
Adjustments to reconcile net income (loss) to net cash provided by (used in)
 operating activities:
 Depreciation and amortization expenses.........................................        429         416        407
 Amortization of premiums and accretion of discounts associated with
   investments, net.............................................................      (738)       (698)      (683)
 (Gains) losses on investments and derivatives and from sales of businesses, net      1,112       (188)    (1,735)
 (Income) loss from equity method investments, net of dividends or distributions        195          42        269
 Interest credited to policyholder account balances.............................      2,253       2,390      2,372
 Universal life and investment-type product policy fees.........................    (2,363)     (2,239)    (2,202)
 Change in trading and fair value option securities.............................         25       (100)         20
 Change in accrued investment income............................................        108          22         14
 Change in premiums, reinsurance and other receivables..........................      (368)       (422)      (208)
 Change in deferred policy acquisition costs and value of business acquired, net       (82)         359        150
 Change in income tax...........................................................        334        (28)        527
 Change in other assets.........................................................        471         361        767
 Change in insurance-related liabilities and policy-related balances............      3,032       1,915      2,587
 Change in other liabilities....................................................      (381)         170        726
 Other, net.....................................................................      (109)       (147)      (125)
                                                                                 ---------- ----------- ----------
Net cash provided by (used in) operating activities.............................      6,060       4,536      6,231
                                                                                 ---------- ----------- ----------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities......................................................     71,396      52,889     53,325
 Equity securities..............................................................        206         245        816
 Mortgage loans.................................................................     10,655       8,668      8,152
 Real estate and real estate joint ventures.....................................         87         721      1,058
 Other limited partnership interests............................................        449         585        754
Purchases of:
 Fixed maturity securities......................................................   (70,760)    (62,136)   (54,038)
 Equity securities..............................................................      (461)       (393)      (278)
 Mortgage loans.................................................................   (12,032)     (9,448)   (10,443)
 Real estate and real estate joint ventures.....................................    (1,427)     (1,447)      (980)
 Other limited partnership interests............................................      (675)       (660)      (658)
Cash received in connection with freestanding derivatives.......................        560         634      1,011
Cash paid in connection with freestanding derivatives...........................    (1,171)       (443)      (695)
Issuances of loans to affiliates................................................         --          --      (525)
Net change in policy loans......................................................       (57)        (50)       (44)
Net change in short-term investments............................................        900       (567)    (3,816)
Net change in other invested assets.............................................      (460)       (791)      (562)
Net change in property, equipment and leasehold improvements....................       (76)        (71)      (104)
Other, net......................................................................         --          --          7
                                                                                 ---------- ----------- ----------
Net cash provided by (used in) investing activities............................. $  (2,866) $  (12,264) $  (7,020)
                                                                                 ---------- ----------- ----------



       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (Continued)
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                                         2013        2012        2011
                                                                                      ----------- ----------- -----------
Cash flows from financing activities
Policyholder account balances:
  Deposits........................................................................... $    50,018 $    61,647 $    55,586
  Withdrawals........................................................................    (52,020)    (56,373)    (57,078)
Net change in payables for collateral under securities loaned and other transactions.     (1,365)       2,181       3,266
Net change in short-term debt........................................................          75         (1)         (1)
Long-term debt issued................................................................         481          79         110
Long-term debt repaid................................................................        (27)        (81)     (1,411)
Cash received in connection with redeemable noncontrolling interests.................         774          --          --
Dividends on common stock............................................................     (1,428)     (1,023)     (1,151)
Capital contribution.................................................................          --          --          47
Other, net...........................................................................         (5)         611          25
                                                                                      ----------- ----------- -----------
Net cash provided by (used in) financing activities..................................     (3,497)       7,040       (607)
                                                                                      ----------- ----------- -----------
Change in cash and cash equivalents..................................................       (303)       (688)     (1,396)
Cash and cash equivalents, beginning of year.........................................       1,401       2,089       3,485
                                                                                      ----------- ----------- -----------
Cash and cash equivalents, end of year............................................... $     1,098 $     1,401 $     2,089
                                                                                      =========== =========== ===========
Supplemental disclosures of cash flow information:
Net cash paid (received) for:
  Interest........................................................................... $       152 $       151 $       196
                                                                                      =========== =========== ===========
  Income tax......................................................................... $       822 $       842 $       701
                                                                                      =========== =========== ===========
Non-cash transactions:
  Capital contributions from MetLife, Inc............................................ $         3 $         3 $         3
                                                                                      =========== =========== ===========
  Dividends to MetLife, Inc.......................................................... $        -- $        -- $       170
                                                                                      =========== =========== ===========
  Real estate and real estate joint ventures acquired in satisfaction of debt........ $        18 $       264 $       151
                                                                                      =========== =========== ===========




       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  Metropolitan Life Insurance Company and its subsidiaries (collectively, "MLIC" or the "Company") is a leading provider of insurance, annuities and employee benefit programs throughout the United States. The Company offers life insurance and annuities to individuals, as well as group insurance and retirement & savings products and services to corporations and other institutions. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc.

  The Company is organized into three segments: Retail; Group, Voluntary & Worksite Benefits; and Corporate Benefit Funding.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

 Consolidation

   The accompanying consolidated financial statements include the accounts of Metropolitan Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Discontinued Operations

   The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. In order to qualify for a discontinued operation, the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company, and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

 Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

    .  such separate accounts are legally recognized;

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

    . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
    . investments are directed by the contractholder; and . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

   The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the statements of operations.

 Reclassifications

   Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

Summary of Significant Accounting Policies

  The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

--------------------------------------------------------------------------------------------------------
Accounting Policy                                                                                   Note
--------------------------------------------------------------------------------------------------------
Insurance                                                                                              4
--------------------------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles     5
--------------------------------------------------------------------------------------------------------
Reinsurance                                                                                            6
--------------------------------------------------------------------------------------------------------
Investments                                                                                            8
--------------------------------------------------------------------------------------------------------
Derivatives                                                                                            9
--------------------------------------------------------------------------------------------------------
Fair Value                                                                                            10
--------------------------------------------------------------------------------------------------------
Goodwill                                                                                              11
--------------------------------------------------------------------------------------------------------
Employee Benefit Plans                                                                                15
--------------------------------------------------------------------------------------------------------
Income Tax                                                                                            16
--------------------------------------------------------------------------------------------------------
Litigation Contingencies                                                                              17
--------------------------------------------------------------------------------------------------------

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

    The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

    Premium deficiency reserves may also be established for short duration contracts to provide for expected future losses. These reserves are based on actuarial estimates of the amount of loss inherent in that period, including losses incurred for which claims have not been reported. The provisions for unreported claims are calculated using studies that measure the historical length of time between the incurred date of a claim and its eventual reporting to the Company. Anticipated investment income is considered in the calculation of premium deficiency losses for short duration contracts.

    Liabilities for universal and variable life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary and paid-up guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

    The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

    Policyholder account balances ("PABs") relate to contract or contract features where the Company has no significant insurance risk.

    The Company issues certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

    Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policy-Related Balances

    Other policy-related balances include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid and policyholder dividends left on deposit.

    The liability for policy and contract claims generally relates to incurred but not reported death, disability, long-term care ("LTC") and dental claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

    The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits and margins, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

    The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premium received in advance and applies the cash received to premiums when due.

  Recognition of Insurance Revenues and Deposits

    Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

    Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

    Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related PABs.

    Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

    .  incremental direct costs of contract acquisition, such as commissions;
    . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and
    . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

   All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

   Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  DAC and VOBA are amortized as follows:

 -----------------------------------------------------------------------------
 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 -----------------------------------------------------------------------------
 .  Nonparticipating and                Historic actual and expected future
    non-dividend-paying traditional     gross premiums.
    contracts:
 .  Term insurance
 .  Nonparticipating whole life
    insurance
 .  Traditional group life insurance
 .  Non-medical health insurance
 -----------------------------------------------------------------------------
 .  Participating, dividend-paying      Actual and expected future gross
    traditional contracts               margins.
 -----------------------------------------------------------------------------
 .  Fixed and variable universal life   Actual and expected future gross
    contracts                           profits.
 .  Fixed and variable deferred
    annuity contracts
 -----------------------------------------------------------------------------

   See Note 5 for additional information on DAC and VOBA amortization.

   The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements to determine the recoverability of the asset.

   Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

 Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums; and ceded (assumed) premiums reinsurance and other receivables (future policy benefits) are established.

   For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums. Unearned premiums are reflected as a component of premiums, reinsurance and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of insurance protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of the related insurance liabilities ceded (assumed) are recognized immediately as a loss and are reported in the appropriate line item within the statement of operations. Any gain on such retroactive agreement is deferred and is amortized as part of DAC, primarily using the recovery method.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

   Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

 Investments

  Net Investment Income and Net Investment Gains (Losses)

    Income on investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

  Fixed Maturity and Equity Securities

    The majority of the Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

    Interest income on fixed maturity securities is recognized when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Prepayment fees are recognized when earned. Dividends on equity securities are recognized when declared.

    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 8 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exist, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

  Trading and Fair Value Option Securities

    Trading and fair value option securities are stated at estimated fair value and include investments for which the fair value option ("FVO") has been elected ("FVO Securities") and investments that are actively purchased and sold ("Actively Traded Securities").

    Actively Traded Securities principally include fixed maturity securities and short sale agreement liabilities, which are included in other liabilities.

    FVO Securities include:

    . fixed maturity and equity securities held-for-investment by the general account to support asset and liability management strategies for certain insurance products ("FVO general account securities"); and
    . securities held by consolidated securitization entities ("CSEs") ("FVO securities held by CSEs").

    Changes in estimated fair value of these securities are included in net investment income, except for certain securities included in FVO Securities where changes are included in net investment gains (losses).

  Mortgage Loans

    The Company disaggregates its mortgage loan investments into three portfolio segments: commercial, agricultural, and residential. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 8.

  Mortgage Loans Held-For-Investment

    Mortgage loans held-for-investment are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

    Also included in mortgage loans held-for-investment are residential mortgage loans for which the FVO was elected. These mortgage loans are stated at estimated fair value. Changes in estimated fair value are recognized in net investment income.

  Mortgage Loans Held-For-Sale

    Mortgage loans held-for-sale that were previously designated as held-for-investment, but now are designated as held-for-sale and mortgage loans originated with the intent to sell for which FVO was not elected, are stated at the lower of amortized cost or estimated fair value.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Real Estate

    Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income associated with such real estate is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

    Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

  Real Estate Joint Ventures and Other Limited Partnership Interests

    The Company uses the equity method of accounting for investments in equity securities when it has significant influence or at least 20% interest and for investments in real estate joint ventures and other limited partnership interests ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, but does not have a controlling financial interest. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments as earned or received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

    The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

  Other Invested Assets

    Other invested assets consist principally of the following:

    . Freestanding derivatives with positive estimated fair values are described in "-- Derivatives" below.
    . Tax credit and renewable energy partnerships derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.
    . Loans to affiliates are stated at unpaid principal balance, adjusted for any unamortized premium or discount.
    . Leveraged leases are recorded net of non-recourse debt. Income on leveraged leases is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values for impairment.
    . Funds withheld represent a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.
    . Investments in joint ventures that engage in insurance underwriting activities are accounted for under the equity method.

  Securities Lending Program

    Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

 Derivatives

  Freestanding Derivatives

    Freestanding derivatives are carried in the Company's balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

    If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

-------------------------------------------------------------------------------
  Statement of Operations Presentation:    Derivative:
-------------------------------------------------------------------------------
  Net investment income                  .  Economic hedges of equity method
                                            investments in joint ventures
                                         .  All derivatives held in relation
                                            to trading portfolios
-------------------------------------------------------------------------------

  Hedge Accounting

    To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

   . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) -- in net derivative gains (losses), consistent with the change in fair value of the hedged item attributable to the designated risk being hedged.
   . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) -- effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

    The change in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of operations within interest income or interest expense to match the location of the hedged item.

    In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

    The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

    When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

    When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

    In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

    The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;
   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and
   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

 Goodwill

   Goodwill, which is included in other assets, represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

   The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have an impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

 Employee Benefit Plans

   The Company sponsors and administers various qualified and non-qualified defined benefit pension plans and other postretirement employee benefit plans covering eligible employees and sales representatives who meet specified eligibility requirements of the sponsor and its participating affiliates. A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

   The Company recognizes the funded status of the projected benefit obligation ("PBO") for pension benefits and the accumulated postretirement benefit obligation ("APBO") for other postretirement benefits for each of its plans. The Company recognizes an expense for differences between actual experience and estimates over the average future service period of participants. The actuarial gains (losses), prior service costs and credits not yet included in net periodic benefit costs are charged to accumulated OCI ("AOCI"), net of income tax.

   The Company also sponsors defined contribution plans for substantially all U.S. employees under which a portion of participant contributions is matched. Applicable matching contributions are made each payroll period. Accordingly, the Company recognizes compensation cost for current matching contributions. As all contributions are transferred currently as earned to the defined contribution plans, no liability for matching contributions is recognized in the balance sheets.

 Income Tax

   Metropolitan Life Insurance Company and all of its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Current taxes (and the benefits of tax attributes such as losses) are allocated to Metropolitan Life Insurance Company and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100 percent under such method) of reimbursing companies for tax attributes such as losses. As a result, 100 percent of tax attributes such as losses are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes such as losses. Profitable subsidiaries pay to MetLife, Inc. each year the federal income tax which such profitable subsidiary would have paid that year based upon that year's taxable income. If Metropolitan Life Insurance Company or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by Metropolitan Life Insurance Company and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if Metropolitan Life Insurance Company or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Factors in management's determination include the performance of the business and its ability to generate capital gains. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

  . future taxable income exclusive of reversing temporary differences and carryforwards;
  .  future reversals of existing taxable temporary differences;
  . taxable income in prior carryback years; and . tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

 Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Except as otherwise disclosed in Note 17, legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Other Accounting Policies

  Redeemable Noncontrolling Interests

    Redeemable noncontrolling interests associated with certain joint ventures and partially-owned consolidated subsidiaries are reported in the temporary section of the balance sheet.

  Stock-Based Compensation

    Stock-based compensation recognized in the Company's consolidated results of operations is allocated from MetLife, Inc. The accounting policies described below represent those that MetLife, Inc. applies in determining such allocated expenses.

    MetLife, Inc. grants certain employees and directors stock-based compensation awards under various plans that are subject to specific vesting conditions. With the exception of performance shares granted in 2013 which are remeasured quarterly, the cost of all stock-based transactions is measured at fair value at grant date and recognized over the period during which a grantee is required to provide services in exchange for the award. Although the terms of MetLife, Inc.'s stock-based plans do not accelerate vesting upon retirement, or the attainment of retirement eligibility, the requisite service period subsequent to attaining such eligibility is considered nonsubstantive. Accordingly, MetLife, Inc. recognizes compensation expense related to stock-based awards over the shorter of the requisite service period or the period to attainment of retirement eligibility. An estimation of future forfeitures of stock-based awards is incorporated into the determination of compensation expense when recognizing expense over the requisite service period.

  Cash and Cash Equivalents

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Property, Equipment, Leasehold Improvements and Computer Software

    Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. The estimated life is generally 40 years for company occupied real estate property, from one to 25 years for leasehold improvements, and from three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $1.2 billion and $1.7 billion at December 31, 2013 and 2012, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $667 million and $1.0 billion at December 31, 2013 and 2012, respectively. Related depreciation and amortization expense was $115 million, $121 million and $118 million for the years ended December 31, 2013, 2012 and 2011, respectively.

    Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  generally over a four-year period using the straight-line method. The cost basis of computer software was $1.0 billion and $902 million at December 31, 2013 and 2012, respectively. Accumulated amortization of capitalized software was $739 million and $611 million at December 31, 2013 and 2012, respectively. Related amortization expense was $144 million, $143 million and $145 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  Other Revenues

    Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees, administrative service fees, and changes in account value relating to corporate-owned life insurance ("COLI"). Such fees and commissions are recognized in the period in which services are performed. Under certain COLI contracts, if the Company reports certain unlikely adverse results in its financial statements, withdrawals would not be immediately available and would be subject to market value adjustment, which could result in a reduction of the account value.

  Policyholder Dividends

    Policyholder dividends are approved annually by Metropolitan Life Insurance Company and its insurance subsidiaries' boards of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by Metropolitan Life Insurance Company and its insurance subsidiaries.

  Foreign Currency

    Assets, liabilities and operations of foreign affiliates and subsidiaries, if any, are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries, if any, are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and income and expense accounts are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

Adoption of New Accounting Pronouncements

  Effective July 17, 2013, the Company adopted new guidance regarding derivatives that permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the United States Treasury and London Interbank Offered Rate ("LIBOR"). Also, this new guidance removes the restriction on using different benchmark rates for similar hedges. The new guidance did not have a material impact on the financial statements upon adoption, but may impact the selection of benchmark interest rates for hedging relationships in the future.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Effective January 1, 2013, the Company adopted new guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of AOCI by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 13.

  Effective January 1, 2013, the Company adopted new guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 9.

  On January 1, 2012, the Company adopted new guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative cost previously capitalized by the Company will no longer be deferred.

  On January 1, 2012, the Company adopted new guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholders' equity. The Company adopted the two-statement approach for annual financial statements.

  Effective January 1, 2012, the Company adopted new guidance on goodwill impairment testing that simplifies how an entity tests goodwill for impairment. This new guidance allows an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it needs to perform the quantitative two-step goodwill impairment test. Only if an entity determines, based on qualitative assessment, that it is more likely than not that a reporting unit's fair value is less than its carrying value will it be required to calculate the fair value of the reporting unit. The qualitative assessment is optional and the Company is permitted to bypass it for any reporting unit in any period and begin its impairment analysis with the quantitative calculation. The Company is permitted to perform the qualitative assessment in any subsequent period.

  Effective January 1, 2012, the Company adopted new guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's financial statements other than the expanded disclosures in Note 10.

Future Adoption of New Accounting Pronouncements

  In March 2013, the FASB issued new guidance regarding foreign currency (Accounting Standards Update ("ASU") 2013-05, Foreign Currency Matters (Topic
830): Parent's Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity), effective prospectively for fiscal years and interim reporting periods within those years beginning after December 15, 2013. The amendments require an entity that ceases to have a controlling financial interest in a subsidiary or group of assets within a foreign entity to apply the guidance in Subtopic 830-30, Foreign Currency Matters -- Translation of Financial Statements, to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. For an equity method investment that is a foreign entity, the partial sale guidance in section 830-30-40, Derecognition, still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

  In February 2013, the FASB issued new guidance regarding liabilities (ASU 2013-04, Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date), effective retrospectively for fiscal years beginning after December 15, 2013 and interim periods within those years. The amendments require an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. In addition, the amendments require an entity to disclose the nature and amount of the obligation, as well as other information about the obligation. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

  In July 2011, the FASB issued new guidance on other expenses (ASU 2011-06, Other Expenses (Topic 720): Fees Paid to the Federal Government by Health Insurers), effective for calendar years beginning after December 31, 2013. The objective of this standard is to address how health insurers should recognize and classify in their income statements fees mandated by the Patient Protection and Affordable Care Act, as amended by the Health Care and Education Reconciliation Act. The amendments in this standard specify that the liability for the fee should be estimated and recorded in full once the entity provides qualifying health insurance in the applicable calendar year in which the fee is payable with a corresponding deferred cost that is amortized to expense using the straight-line method of allocation unless another method better allocates the fee over the calendar year that it is payable. In accordance with the adoption of the new accounting pronouncement, on January 1, 2014, the Company recorded $55 million in other liabilities, and a corresponding deferred cost, in other assets.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information


  The Company is organized into three segments: Retail; Group, Voluntary & Worksite Benefits; and Corporate Benefit Funding. In addition, the Company reports certain of its results of operations in Corporate & Other.

Retail

  The Retail segment offers a broad range of protection products and services and a variety of annuities to individuals and employees of corporations and other institutions, and is organized into two businesses: Life & Other and Annuities. Life & Other insurance products and services include variable life, universal life, term life and whole life products. Additionally, through broker-dealer affiliates, the Company offers a full range of mutual funds and other securities products. Life & Other products and services also include individual disability income products. Annuities includes a variety of variable and fixed annuities which provide for both asset accumulation and asset distribution needs.

Group, Voluntary & Worksite Benefits

  The Group, Voluntary & Worksite Benefits segment offers a broad range of protection products and services to individuals and corporations, as well as other institutions and their respective employees, and is organized into two businesses: Group and Voluntary & Worksite. Group insurance products and services include variable life, universal life and term life products. Group insurance products and services also include dental, group short- and long-term disability and accidental death & dismemberment coverages. The Voluntary & Worksite business includes LTC, prepaid legal plans and critical illness products.

Corporate Benefit Funding

  The Corporate Benefit Funding segment offers a broad range of annuity and investment products, including guaranteed interest products and other stable value products, income annuities, and separate account contracts for the investment management of defined benefit and defined contribution plan assets. This segment also includes structured settlements and certain products to fund postretirement benefits and company-, bank- or trust-owned life insurance used to finance non-qualified benefit programs for executives.

Corporate & Other

  Corporate & Other contains the excess capital not allocated to the segments, enterprise-wide strategic initiative restructuring charges, various start-up and certain run-off businesses, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Start-up businesses include direct and digital marketing products. In addition, starting in 2013, Corporate & Other includes ancillary U.S. sponsored direct business, comprised of group and individual products sold through sponsoring organizations and affinity groups. Corporate & Other also includes our investment management business through which we offer fee-based investment management services to institutional clients. Additionally, Corporate & Other includes the elimination of intersegment amounts, which generally relate to intersegment loans, which bear interest rates commensurate with related borrowings.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


Financial Measures and Segment Accounting Policies

  Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP guidance for segment reporting, operating earnings is the Company's measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for income (loss) from continuing operations, net of income tax. The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

  Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

  Operating revenues excludes net investment gains (losses) and net derivative gains (losses).

  The following additional adjustments are made to GAAP revenues, in the line items indicated, in calculating operating revenues:

    . Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees"); and

    . Net investment income: (i) includes amounts for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment, (ii) includes income from discontinued real estate operations, (iii) excludes post-tax operating earnings adjustments relating to insurance joint ventures accounted for under the equity method, and (iv) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

       The following adjustments are made to GAAP expenses, in the line items indicated, in calculating operating expenses:

    .  Policyholder benefits and claims and policyholder dividends excludes:
       (i) changes in the policyholder dividend obligation related to net investment gains (losses) and net derivative gains (losses),
       (ii) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, (iii) benefits and hedging costs related to GMIBs ("GMIB Costs"), and
       (iv) market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments");

    . Interest credited to policyholder account balances includes adjustments for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of PABs but do not qualify for hedge accounting treatment;

    . Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs, and (iii) Market Value Adjustments;

    . Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

    . Other expenses excludes costs related to noncontrolling interests and goodwill impairments.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


  Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2013, 2012 and 2011 and at December 31, 2013 and 2012. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

  Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife, Inc.'s and the Company's business.

  MetLife, Inc.'s economic capital model aligns segment allocated equity with emerging standards and consistent risk principles. The model applies statistics-based risk evaluation principles to the material risks to which the Company is exposed. These consistent risk principles include calibrating required economic capital shock factors to a specific confidence level and time horizon and applying an industry standard method for the inclusion of diversification benefits among risk types.

  Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, operating earnings or income
(loss) from continuing operations, net of income tax.

  Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                             Operating Earnings
                                            -----------------------------------------------------
                                                         Group,
                                                       Voluntary  Corporate
                                                       & Worksite  Benefit   Corporate                           Total
Year Ended December 31, 2013                  Retail    Benefits   Funding    & Other    Total    Adjustments Consolidated
------------------------------------------- ---------- ---------- ---------- --------- ---------- ----------- ------------
                                                                            (In millions)
Revenues
Premiums................................... $    3,992 $  13,732  $    2,675 $      76 $   20,475  $     --     $ 20,475
Universal life and investment-type product
 policy fees...............................      1,397       688         211        --      2,296        67        2,363
Net investment income......................      5,385     1,790       4,611       431     12,217     (432)       11,785
Other revenues.............................        328       404         273       694      1,699        --        1,699
Net investment gains (losses)..............         --        --          --        --         --        48           48
Net derivative gains (losses)..............         --        --          --        --         --   (1,070)      (1,070)
                                            ---------- ---------  ---------- --------- ----------  --------     --------
  Total revenues...........................     11,102    16,614       7,770     1,201     36,687   (1,387)       35,300
                                            ---------- ---------  ---------- --------- ----------  --------     --------
Expenses
Policyholder benefits and claims and
 policyholder dividends....................      6,246    13,191       4,723        67     24,227        10       24,237
Interest credited to policyholder account
 balances..................................        988       156       1,092        --      2,236        17        2,253
Capitalization of DAC......................      (517)      (20)        (25)        --      (562)        --        (562)
Amortization of DAC and VOBA...............        447        25          19        --        491     (230)          261
Interest expense on debt...................          5         1          10       134        150         3          153
Other expenses.............................      2,280     1,988         489     1,348      6,105        31        6,136
                                            ---------- ---------  ---------- --------- ----------  --------     --------
  Total expenses...........................      9,449    15,341       6,308     1,549     32,647     (169)       32,478
                                            ---------- ---------  ---------- --------- ----------  --------     --------
Provision for income tax expense (benefit).        579       446         512     (421)      1,116     (435)          681
                                            ---------- ---------  ---------- --------- ----------               --------
Operating earnings......................... $    1,074 $     827  $      950 $      73      2,924
                                            ========== =========  ========== =========
Adjustments to:
  Total revenues...........................                                               (1,387)
  Total expenses...........................                                                   169
  Provision for income tax (expense)
   benefit.................................                                                   435
                                                                                       ----------
Income (loss) from continuing operations,
 net of income tax.........................                                            $    2,141               $  2,141
                                                                                       ==========               ========
                                                         Group,
                                                       Voluntary  Corporate
                                                       & Worksite  Benefit   Corporate
At December 31, 2013                          Retail    Benefits   Funding    & Other    Total
------------------------------------------- ---------- ---------- ---------- --------- ----------
                                                                (In millions)

Total assets............................... $  174,853 $  41,059  $  188,960 $  27,911 $  432,783
Separate account assets.................... $   59,217 $     644  $   74,935 $      -- $  134,796
Separate account liabilities............... $   59,217 $     644  $   74,935 $      -- $  134,796

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)

                                                             Operating Earnings
                                            -----------------------------------------------------
                                                         Group,
                                                       Voluntary  Corporate
                                                       & Worksite  Benefit   Corporate                           Total
Year Ended December 31, 2012                  Retail    Benefits   Funding    & Other    Total    Adjustments Consolidated
------------------------------------------- ---------- ---------- ---------- --------- ---------- ----------- ------------
                                                                            (In millions)
Revenues
Premiums................................... $    3,997 $  13,274  $    2,608 $       1 $   19,880   $   --      $ 19,880
Universal life and investment-type product
 policy fees...............................      1,332       663         194        --      2,189       50         2,239
Net investment income......................      5,384     1,680       4,519       554     12,137    (285)        11,852
Other revenues.............................        265       398         252       815      1,730       --         1,730
Net investment gains (losses)..............         --        --          --        --         --    (330)         (330)
Net derivative gains (losses)..............         --        --          --        --         --      675           675
                                            ---------- ---------  ---------- --------- ----------   ------      --------
  Total revenues...........................     10,978    16,015       7,573     1,370     35,936      110        36,046
                                            ---------- ---------  ---------- --------- ----------   ------      --------
Expenses
Policyholder benefits and claims and
 policyholder dividends....................      6,294    12,580       4,552       (1)     23,425      139        23,564
Interest credited to policyholder account
 balances..................................      1,002       167       1,192        --      2,361       29         2,390
Capitalization of DAC......................      (584)      (24)        (24)        --      (632)       --         (632)
Amortization of DAC and VOBA...............        656        29          12         2        699      292           991
Interest expense on debt...................          5         1           9       133        148        4           152
Other expenses.............................      2,341     1,901         438     1,196      5,876        7         5,883
                                            ---------- ---------  ---------- --------- ----------   ------      --------
  Total expenses...........................      9,714    14,654       6,179     1,330     31,877      471        32,348
                                            ---------- ---------  ---------- --------- ----------   ------      --------
Provision for income tax expense (benefit).        442       477         488     (236)      1,171    (116)         1,055
                                            ---------- ---------  ---------- --------- ----------               --------
Operating earnings......................... $      822 $     884  $      906 $     276      2,888
                                            ========== =========  ========== =========
Adjustments to:
  Total revenues...........................                                                   110
  Total expenses...........................                                                 (471)
  Provision for income tax (expense)
   benefit.................................                                                   116
                                                                                       ----------
Income (loss) from continuing operations,
 net of income tax.........................                                            $    2,643               $  2,643
                                                                                       ==========               ========
                                                         Group,
                                                       Voluntary  Corporate
                                                       & Worksite  Benefit   Corporate
At December 31, 2012                          Retail    Benefits   Funding    & Other    Total
------------------------------------------- ---------- ---------- ---------- --------- ----------
                                                                (In millions)

Total assets............................... $  171,050 $  41,362  $  183,856 $  32,996 $  429,264
Separate account assets.................... $   50,572 $     532  $   69,867 $      -- $  120,971
Separate account liabilities............... $   50,572 $     532  $   69,867 $      -- $  120,971

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)

                                                           Operating Earnings
                                            -------------------------------------------------
                                                       Group,
                                                     Voluntary  Corporate
                                                     & Worksite  Benefit  Corporate                          Total
Year Ended December 31, 2011                 Retail   Benefits   Funding   & Other    Total   Adjustments Consolidated
------------------------------------------- -------- ---------- --------- --------- --------- ----------- ------------
                                                                          (In millions)
Revenues
Premiums................................... $  4,022 $  12,487  $  1,778  $      1  $  18,288 $       --   $  18,288
Universal life and investment-type product
 policy fees...............................    1,334       630       197        --      2,161         41       2,202
Net investment income......................    5,363     1,682     4,312       385     11,742      (127)      11,615
Other revenues.............................      226       374       242       966      1,808         --       1,808
Net investment gains (losses)..............       --        --        --        --         --        132         132
Net derivative gains (losses)..............       --        --        --        --         --      1,578       1,578
                                            -------- ---------  --------  --------  --------- ----------   ---------
  Total revenues...........................   10,945    15,173     6,529     1,352     33,999      1,624      35,623
                                            -------- ---------  --------  --------  --------- ----------   ---------
Expenses
Policyholder benefits and claims and
 policyholder dividends....................    6,425    11,880     3,683         4     21,992         44      22,036
Interest credited to policyholder account
 balances..................................    1,000       178     1,140        --      2,318         54       2,372
Capitalization of DAC......................    (622)      (84)      (18)        --      (724)         --       (724)
Amortization of DAC and VOBA...............      681        95        14         1        791         84         875
Interest expense on debt...................        5        --         8       172        185          9         194
Other expenses.............................    2,564     1,837       472     1,247      6,120          6       6,126
                                            -------- ---------  --------  --------  --------- ----------   ---------
  Total expenses...........................   10,053    13,906     5,299     1,424     30,682        197      30,879
                                            -------- ---------  --------  --------  --------- ----------   ---------
Provision for income tax expense
 (benefit).................................      314       445       432     (229)        962        498       1,460
                                            -------- ---------  --------  --------  ---------              ---------
Operating earnings......................... $    578 $     822  $    798  $    157      2,355
                                            ======== =========  ========  ========
Adjustments to:
  Total revenues...........................                                             1,624
  Total expenses...........................                                             (197)
  Provision for income tax
   (expense) benefit.......................                                             (498)
                                                                                    ---------
Income (loss) from continuing
 operations, net of income tax.............                                         $   3,284              $   3,284
                                                                                    =========              =========

  The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                           Years Ended December 31,
                                         -----------------------------
                                           2013      2012      2011
                                         --------- --------- ---------
                                                 (In millions)
          Life insurance (1)............ $  17,489 $  17,224 $  16,209
          Accident and health insurance.     6,873     6,458     5,940
          Non-insurance.................       175       167       149
                                         --------- --------- ---------
           Total........................ $  24,537 $  23,849 $  22,298
                                         ========= ========= =========

--------

(1) Includes annuities and corporate benefit funding products.

  Revenues derived from one Group, Voluntary & Worksite Benefits customer were $2.5 billion, $2.5 billion and $2.4 billion for the years ended December 31, 2013, 2012 and 2011, respectively, which represented 10%,

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)

11% and 11%, respectively, of consolidated premiums, universal life and investment-type product policy fees and other revenues. Revenues derived from any other customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2013, 2012 and 2011. Substantially all of the Company's consolidated premiums, universal life & investment-type product policy fees and other revenues originated in the U.S.

3. Discontinued Operations

  The following table summarizes the amounts that have been reflected as discontinued operations in the consolidated statements of operations. Income
(loss) from discontinued operations includes real estate classified as held-for-sale or sold.

                                                                  Years Ended December 31,
                                                                  -----------------------
                                                                   2013     2012    2011
                                                                  -------  ------- -------
                                                                       (In millions)
Total revenues................................................... $     2  $    62 $   105
Total expenses...................................................      --       --      --
                                                                  -------  ------- -------
Income (loss) before provision for income tax....................       2       62     105
Provision for income tax expense (benefit).......................       1       22      37
                                                                  -------  ------- -------
Income (loss) from operations of discontinued operations, net of
  income tax.....................................................       1       40      68
Gain (loss) on disposal of operations, net of income tax.........      --       --     (7)
                                                                  -------  ------- -------
Income (loss) from discontinued operations, net of income tax.... $     1  $    40 $    61
                                                                  =======  ======= =======

4. Insurance

Insurance Liabilities

  Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, PABs and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                                    December 31,
                                                ---------------------
                                                   2013       2012
                                                ---------- ----------
                                                    (In millions)
          Retail............................... $   91,575 $   92,322
          Group, Voluntary & Worksite Benefits.     28,035     28,517
          Corporate Benefit Funding............     89,941     93,051
          Corporate & Other....................        581        475
                                                ---------- ----------
           Total............................... $  210,132 $  214,365
                                                ========== ==========

  See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


  Future policy benefits are measured as follows:

  Product Type:                        Measurement Assumptions:
  ---------------------------------------------------------------------------
  Participating life                   Aggregate of (i) net level premium
                                       reserves for death and endowment
                                       policy benefits (calculated based
                                       upon the non-forfeiture interest
                                       rate, ranging from 3% to 7%, and
                                       mortality rates guaranteed in
                                       calculating the cash surrender values
                                       described in such contracts); and
                                       (ii) the liability for terminal
                                       dividends.
  ---------------------------------------------------------------------------
  Nonparticipating life                Aggregate of the present value of
                                       expected future benefit payments and
                                       related expenses less the present
                                       value of expected future net
                                       premiums. Assumptions as to mortality
                                       and persistency are based upon the
                                       Company's experience when the basis
                                       of the liability is established.
                                       Interest rate assumptions for the
                                       aggregate future policy benefit
                                       liabilities range from 2% to 10%.
  ---------------------------------------------------------------------------
  Individual and group traditional     Present value of expected future
  fixed annuities after annuitization  payments. Interest rate assumptions used in establishing such liabilities
                                       range from 1% to 11%.
  ---------------------------------------------------------------------------
  Non-medical health insurance         The net level premium method and
                                       assumptions as to future morbidity,
                                       withdrawals and interest, which
                                       provide a margin for adverse
                                       deviation. Interest rate assumptions
                                       used in establishing such liabilities
                                       range from 4% to 7%.
  ---------------------------------------------------------------------------
  Disabled lives                       Present value of benefits method and
                                       experience assumptions as to claim
                                       terminations, expenses and interest.
                                       Interest rate assumptions used in
                                       establishing such liabilities range
                                       from 2% to 8%.
  ---------------------------------------------------------------------------

  Participating business represented 5% of the Company's life insurance in-force at both December 31, 2013 and 2012. Participating policies represented 28%, 29% and 32% of gross life insurance premiums for the years ended
December 31, 2013, 2012 and 2011, respectively.

  PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments (ii) credited interest, ranging from 1% to 13%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. The non-life contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in PABs and are further discussed in Note 9. Guarantees accounted for as insurance liabilities include:

Guarantee:                                       Measurement Assumptions:
-------------------------------------------------------------------------------------------------
GMDBs  .  A return of purchase payment upon   Present value of expected death benefits in
          death even if the account value is    excess of the projected account balance
          reduced to zero.                      recognizing the excess ratably over the
                                                accumulation period based on the present
                                                value of total expected assessments.
-------------------------------------------------------------------------------------------------

       .  An enhanced death benefit may be    Assumptions are consistent with those used
          available for an additional fee.      for amortizing DAC, and are thus subject to
                                                the same variability and risk.

                                              Investment performance and volatility
                                                assumptions are consistent with the historical
                                                experience of the appropriate underlying
                                                equity index, such as the S&P 500 Index.

                                              Benefit assumptions are based on the average
                                                benefits payable over a range of scenarios.
-------------------------------------------------------------------------------------------------
GMIBs  .  After a specified period of time    Present value of expected income benefits in
          determined at the time of issuance    excess of the projected account balance at
          of the variable annuity contract,     any future date of annuitization and
          a minimum accumulation of purchase    recognizing the excess ratably over the
          payments, even if the account         accumulation period based on present value
          value is reduced to zero, that can    of total expected assessments.
          be annuitized to receive a monthly
          income stream that is not less
          than a specified amount.
       .  Certain contracts also provide for  Assumptions are consistent with those used
          a guaranteed lump sum return of       for estimating GMDB liabilities.
          purchase premium in lieu of the
          annuitization benefit.

                                              Calculation incorporates an assumption for
                                                the percentage of the potential annuitizations
                                                that may be elected by the contractholder.
-------------------------------------------------------------------------------------------------
GMWBs. .  A return of purchase payment via    Expected value of the life contingent
          partial withdrawals, even if the      payments and expected assessments using
          account value is reduced to zero,     assumptions consistent with those used for
          provided that cumulative              estimating the GMDB liabilities.
          withdrawals in a contract year do
          not exceed a certain limit.

       .  Certain contracts include
          guaranteed withdrawals that are
          life contingent.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


  The Company also issues annuity contracts that apply a lower rate on funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize ("two tier annuities"). These guarantees include benefits that are payable in the event of death, maturity or at annuitization. Additionally, the Company issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee or a guaranteed paid-up benefit.

  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                 Universal and Variable
                               Annuity Contracts    Life Contracts
                               ----------------  ---------------------
                                                 Secondary    Paid-Up
                                GMDBs    GMIBs   Guarantees  Guarantees  Total
                               -------  -------- ----------  ---------- --------
                                                (In millions)
 Direct
 Balance at January 1, 2011... $    61  $    113  $    246    $    49   $    469
 Incurred guaranteed benefits.      30        45        15          9         99
 Paid guaranteed benefits.....     (7)        --        --         --        (7)
                               -------  --------  --------    -------   --------
 Balance at December 31, 2011.      84       158       261         58        561
 Incurred guaranteed benefits.      31       174        79         10        294
 Paid guaranteed benefits.....     (6)        --        --         --        (6)
                               -------  --------  --------    -------   --------
 Balance at December 31, 2012.     109       332       340         68        849
 Incurred guaranteed benefits.      44        58        77          6        185
 Paid guaranteed benefits.....     (5)        --        --         --        (5)
                               -------  --------  --------    -------   --------
 Balance at December 31, 2013  $   148  $    390  $    417    $    74   $  1,029
                               =======  ========  ========    =======   ========
 Ceded
 Balance at January 1, 2011... $    44  $     36  $    209    $    34   $    323
 Incurred guaranteed benefits.      25        16         3          7         51
 Paid guaranteed benefits.....     (7)        --        --         --        (7)
                               -------  --------  --------    -------   --------
 Balance at December 31, 2011.      62        52       212         41        367
 Incurred guaranteed benefits.      30        58        53          6        147
 Paid guaranteed benefits.....     (6)        --        --         --        (6)
                               -------  --------  --------    -------   --------
 Balance at December 31, 2012.      86       110       265         47        508
 Incurred guaranteed benefits.      39        14        49          4        106
 Paid guaranteed benefits.....     (5)        --        --         --        (5)
                               -------  --------  --------    -------   --------
 Balance at December 31, 2013. $   120  $    124  $    314    $    51   $    609
                               =======  ========  ========    =======   ========
 Net
 Balance at January 1, 2011... $    17  $     77  $     37    $    15   $    146
 Incurred guaranteed benefits.       5        29        12          2         48
 Paid guaranteed benefits.....      --        --        --         --         --
                               -------  --------  --------    -------   --------
 Balance at December 31, 2011.      22       106        49         17        194
 Incurred guaranteed benefits.       1       116        26          4        147
 Paid guaranteed benefits.....      --        --        --         --         --
                               -------  --------  --------    -------   --------
 Balance at December 31, 2012.      23       222        75         21        341
 Incurred guaranteed benefits.       5        44        28          2         79
 Paid guaranteed benefits.....      --        --        --         --         --
                               -------  --------  --------    -------   --------
 Balance at December 31, 2013. $    28  $    266  $    103    $    23   $    420
                               =======  ========  ========    =======   ========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                       -------------------
                                         2013      2012
                                       --------- ---------
                                          (In millions)
                      Fund Groupings:
                      Equity.......... $  24,915 $  20,475
                      Balanced........    22,481    19,235
                      Bond............     4,551     4,771
                      Money Market....       179       192
                                       --------- ---------
                       Total.......... $  52,126 $  44,673
                                       ========= =========

  Based on the type of guarantee, the Company defines net amount at risk as listed below. These amounts include direct business, but exclude offsets from hedging or reinsurance, if any.

 Variable Annuity Guarantees

  In the Event of Death

    Defined as the death benefit less the total contract account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

  At Annuitization

    Defined as the amount (if any) that would be required to be added to the total contract account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

 Two Tier Annuities

   Defined as the excess of the upper tier, adjusted for a profit margin, less the lower tier, as of the balance sheet date. These contracts apply a lower rate on funds if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize.

 Universal and Variable Life Contracts

   Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


   Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows at:

                                                                    December 31,
                                              ---------------------------------------------------------
                                                          2013                         2012
                                              ---------------------------- ----------------------------
                                                  In the          At           In the          At
                                              Event of Death Annuitization Event of Death Annuitization
                                              -------------- ------------- -------------- -------------
                                                                    (In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total contract account value.................  $    62,763    $    28,934   $    55,469    $    24,229
Separate account value.......................  $    50,700    $    27,738   $    43,327    $    22,963
Net amount at risk...........................  $       641    $       123   $       902    $       845
Average attained age of contractholders......     64 years       62 years      64 years       60 years
Two Tier Annuities
General account value........................          N/A    $       397           N/A    $       274
Net amount at risk...........................          N/A    $       123           N/A    $        48
Average attained age of contractholders......          N/A       54 years           N/A       64 years

                                                                    December 31,
                                              ---------------------------------------------------------
                                                          2013                         2012
                                              ---------------------------- ----------------------------
                                                Secondary       Paid-Up      Secondary       Paid-Up
                                                Guarantees    Guarantees     Guarantees    Guarantees
                                              -------------- ------------- -------------- -------------
                                                                    (In millions)
Universal and Variable Life Contracts (1)
Account value (general and separate account).  $     7,871    $     1,125   $     6,958    $     1,163
Net amount at risk...........................  $    81,888    $     8,701   $    85,216    $     9,299
Average attained age of policyholders........     53 years       59 years      52 years       59 years

--------

(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

Obligations Under Funding Agreements

  The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2013, 2012 and 2011, the Company issued $26.8 billion, $24.7 billion and $27.4 billion, respectively, and repaid $25.1 billion, $21.5 billion and $28.2 billion, respectively, of such funding agreements. At December 31, 2013 and 2012, liabilities for funding agreements outstanding, which are included in PABs, were $26.0 billion and $23.9 billion, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


  Metropolitan Life Insurance Company and General American Life Insurance Company ("GALIC"), a subsidiary, are members of regional banks in the FHLB system ("FHLBanks"). Holdings of common stock of FHLBanks, included in equity securities, were as follows at:

                                           December 31,
                                           -------------
                                            2013   2012
                                           ------ ------
                                           (In millions)
                       FHLB of NY......... $  700 $  736
                       FHLB of Des Moines. $   50 $   55

  The Company has also entered into funding agreements with FHLBanks and the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. ("Farmer Mac"). The liability for such funding agreements is included in PABs. Information related to such funding agreements was as follows at:

                                 Liability              Collateral
                            ------------------- ---------------------------
                                             December 31,
                            -----------------------------------------------
                              2013      2012        2013          2012
                            --------- --------- ------------- -------------
                                             (In millions)
    FHLB of NY (1)......... $  12,770 $  13,512 $  14,287 (2) $  14,611 (2)
    Farmer Mac (3)......... $   2,550 $   2,550 $       2,929 $       2,929
    FHLB of Des Moines (1). $   1,000 $   1,000 $   1,118 (2) $   1,298 (2)

--------

(1)Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank's recovery on the collateral is limited to the amount of the Company's liability to such FHLBank.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


Liabilities for Unpaid Claims and Claim Expenses

  Information regarding the liabilities for unpaid claims and claim expenses relating to, group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

                                            Years Ended December 31,
                                           --------------------------
                                             2013     2012     2011
                                           -------- -------- --------
                                                 (In millions)
          Balance at January 1,........... $  6,826 $  6,622 $  6,539
           Less: Reinsurance recoverables.      301      324      448
                                           -------- -------- --------
          Net balance at January 1,.......    6,525    6,298    6,091
                                           -------- -------- --------
          Incurred related to:
           Current year...................    4,762    4,320    3,856
           Prior years (1)................     (12)     (42)     (79)
                                           -------- -------- --------
             Total incurred...............    4,750    4,278    3,777
                                           -------- -------- --------
          Paid related to:
           Current year...................  (3,035)  (2,626)  (2,282)
           Prior years....................  (1,508)  (1,425)  (1,288)
                                           -------- -------- --------
             Total paid...................  (4,543)  (4,051)  (3,570)
                                           -------- -------- --------
          Net balance at December 31,.....    6,732    6,525    6,298
           Add: Reinsurance recoverables..      290      301      324
                                           -------- -------- --------
          Balance at December 31,......... $  7,022 $  6,826 $  6,622
                                           ======== ======== ========

--------

(1)During 2013, 2012 and 2011, as a result of changes in estimates of insured events in the respective prior year, claims and claim adjustment expenses associated with prior years decreased due to a reduction in prior year dental and accidental death and dismemberment claims and improved loss ratio for non-medical health claim liabilities.

Separate Accounts

  Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $83.1 billion and $71.7 billion at December 31, 2013 and 2012, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $51.7 billion and $49.3 billion at December 31, 2013 and 2012, respectively. The latter category consisted primarily of funding agreements and participating close-out contracts. The average interest rate credited on these contracts was 2.23% and 2.80% at December 31, 2013 and 2012, respectively.

  For the years ended December 31, 2013, 2012 and 2011, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles

  See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (term insurance, nonparticipating whole life insurance, traditional group life insurance, and non-medical health insurance) over the appropriate premium paying period in proportion to the historic actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. For participating contracts within the closed block (dividend-paying traditional contracts) future gross margins are also dependent upon changes in the policyholder dividend obligation. See Note 7. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC and VOBA balances.

Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (continued)

and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (continued)


  Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

  Information regarding DAC and VOBA was as follows:

                                                                        Years Ended December 31,
                                                                       --------------------------
                                                                         2013     2012     2011
                                                                       -------- -------- --------
                                                                             (In millions)
DAC
Balance at January 1,................................................. $  5,752 $  6,244 $  6,640
Capitalizations.......................................................      562      632      724
Amortization related to:
  Net investment gains (losses) and net derivative gains (losses).....      227    (270)     (88)
  Other expenses......................................................    (478)    (709)    (777)
                                                                       -------- -------- --------
   Total amortization.................................................    (251)    (979)    (865)
                                                                       -------- -------- --------
Unrealized investment gains (losses)..................................      495    (145)    (255)
Other (1).............................................................    (220)       --       --
                                                                       -------- -------- --------
Balance at December 31,...............................................    6,338    5,752    6,244
                                                                       -------- -------- --------
VOBA
Balance at January 1,.................................................       80       97      115
Amortization related to:
  Other expenses......................................................     (10)     (12)     (10)
                                                                       -------- -------- --------
   Total amortization.................................................     (10)     (12)     (10)
                                                                       -------- -------- --------
Unrealized investment gains (losses)..................................        8      (5)      (8)
                                                                       -------- -------- --------
Balance at December 31,...............................................       78       80       97
                                                                       -------- -------- --------
Total DAC and VOBA
Balance at December 31,............................................... $  6,416 $  5,832 $  6,341
                                                                       ======== ======== ========

--------

(1)The year ended December 31, 2013 includes ($220) million that was reclassified to DAC from other liabilities. The amounts reclassified relate to affiliated reinsurance agreements accounted for using the deposit method of accounting and represent the DAC amortization on the expense allowances assumed on the agreements from inception. These amounts were previously included in the calculated value of the deposit payable on these agreements and were recorded within other liabilities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (continued)


  Information regarding total DAC and VOBA by segment was as follows at:

                                                    December 31,
                                                  -----------------
                                                    2013     2012
                                                  -------- --------
                                                    (In millions)
            Retail............................... $  5,990 $  5,407
            Group, Voluntary & Worksite Benefits.      333      337
            Corporate Benefit Funding............       93       88
                                                  -------- --------
             Total............................... $  6,416 $  5,832
                                                  ======== ========

  Information regarding other policy-related intangibles was as follows:

                                            Years Ended December 31,
                                            ------------------------
                                             2013     2012    2011
                                             ------  ------  ------
                                               (In millions)
                Deferred Sales Inducements
                Balance at January 1,...... $  180   $  184  $  190
                Capitalization.............     15       22      29
                Amortization...............   (20)     (26)    (35)
                                             ------  ------  ------
                Balance at December 31,.... $  175   $  180  $  184
                                             ======  ======  ======
                VODA and VOCRA
                Balance at January 1,...... $  353   $  378  $  400
                Amortization...............   (28)     (25)    (22)
                                             ------  ------  ------
                Balance at December 31,.... $  325   $  353  $  378
                                             ======  ======  ======
                Accumulated amortization... $  132   $  104  $   79
                                             ======  ======  ======

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                              VOBA  VODA and VOCRA
                                             ------ --------------
                                                 (In millions)
              2014.......................... $    9 $          30
              2015.......................... $    8 $          30
              2016.......................... $    4 $          30
              2017.......................... $    5 $          28
              2018.......................... $    5 $          26

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


6. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 8.

Retail

  For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for most products and reinsures up to 90% of the mortality risk for certain other products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

  The Company's Retail Annuities business assumes 90% of the fixed annuities issued by several affiliates. The Company also reinsures 100% of the living and death benefit guarantees issued in connection with its variable annuities issued since 2004 to an affiliated reinsurer and certain portions of the living and death benefit guarantees issued in connection with its variable annuities issued prior to 2004 to affiliated and unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

Group, Voluntary & Worksite Benefits

  For policies within the Group, Voluntary & Worksite Benefits segment, the Company generally retains most of the risk and only cedes particular risk on certain client arrangements. The majority of the Company's reinsurance activity with this segment relates to client agreements for employer sponsored captive programs, risk-sharing agreements and multinational pooling.

Corporate Benefit Funding

  The Company's Corporate Benefit Funding segment has periodically engaged in reinsurance activities, on an opportunistic basis. The impact of these activities on the financial results of this segment has not been significant and there were no additional transactions during the periods presented.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


Catastrophe Coverage

  The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

  The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2013 and 2012, were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.4 billion of unsecured reinsurance recoverable balances at both December 31, 2013 and 2012.

  At December 31, 2013, the Company had $5.4 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $4.4 billion, or 82%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.8 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2012, the Company had $5.4 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $4.4 billion, or 82%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.8 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

  The Company has reinsured with an unaffiliated third-party reinsurer, 59.25% of the closed block through a modified coinsurance agreement. The Company accounts for this agreement under the deposit method of accounting. The Company, having the right of offset, has offset the modified coinsurance deposit with the deposit recoverable.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


  The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                  Years Ended December 31,
                                                                -----------------------------
                                                                  2013      2012      2011
                                                                --------- --------- ---------
                                                                        (In millions)
Premiums
 Direct premiums............................................... $  20,290 $  19,821 $  18,435
 Reinsurance assumed...........................................     1,469     1,350     1,240
 Reinsurance ceded.............................................   (1,284)   (1,291)   (1,387)
                                                                --------- --------- ---------
   Net premiums................................................ $  20,475 $  19,880 $  18,288
                                                                ========= ========= =========
Universal life and investment-type product policy fees
 Direct universal life and investment-type product policy fees. $   2,913 $   2,763 $   2,686
 Reinsurance assumed...........................................        41        39        38
 Reinsurance ceded.............................................     (591)     (563)     (522)
                                                                --------- --------- ---------
   Net universal life and investment-type product policy fees.. $   2,363 $   2,239 $   2,202
                                                                ========= ========= =========
Other revenues
 Direct other revenues......................................... $     970 $     887 $     836
 Reinsurance assumed...........................................       (2)       (6)       (6)
 Reinsurance ceded.............................................       731       849       978
                                                                --------- --------- ---------
   Net other revenues.......................................... $   1,699 $   1,730 $   1,808
                                                                ========= ========= =========
Policyholder benefits and claims
 Direct policyholder benefits and claims....................... $  23,305 $  22,677 $  21,100
 Reinsurance assumed...........................................     1,225     1,208     1,069
 Reinsurance ceded.............................................   (1,498)   (1,616)   (1,488)
                                                                --------- --------- ---------
   Net policyholder benefits and claims........................ $  23,032 $  22,269 $  20,681
                                                                ========= ========= =========
Interest credited to policyholder account balances
 Direct interest credited to policyholder account balances..... $   2,322 $   2,455 $   2,434
 Reinsurance assumed...........................................        35        33        32
 Reinsurance ceded.............................................     (104)      (98)      (94)
                                                                --------- --------- ---------
   Net interest credited to policyholder account balances...... $   2,253 $   2,390 $   2,372
                                                                ========= ========= =========
Other expenses
 Direct other expenses......................................... $   5,028 $   5,328 $   5,280
 Reinsurance assumed...........................................       427       479       458
 Reinsurance ceded.............................................       533       587       733
                                                                --------- --------- ---------
   Net other expenses.......................................... $   5,988 $   6,394 $   6,471
                                                                ========= ========= =========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


  The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                     December 31,
                                   ---------------------------------------------------------------------------------
                                                     2013                                     2012
                                   ---------------------------------------- ----------------------------------------
                                                                   Total                                    Total
                                                                  Balance                                  Balance
                                     Direct   Assumed    Ceded     Sheet      Direct   Assumed    Ceded     Sheet
                                   ---------- -------- --------- ---------- ---------- -------- --------- ----------
                                                                     (In millions)
Assets
Premiums, reinsurance and other
 receivables...................... $    1,700 $    527 $  21,410 $   23,637 $    1,613 $    480 $  22,628 $   24,721
Deferred policy acquisition costs
 and value of business acquired...      6,567      330     (481)      6,416      5,685      460     (313)      5,832
                                   ---------- -------- --------- ---------- ---------- -------- --------- ----------
  Total assets.................... $    8,267 $    857 $  20,929 $   30,053 $    7,298 $    940 $  22,315 $   30,553
                                   ========== ======== ========= ========== ========== ======== ========= ==========
Liabilities
Future policy benefits............ $  110,072 $  1,891 $      -- $  111,963 $  112,264 $  1,722 $      -- $  113,986
Policyholder account balances.....     92,246      252        --     92,498     94,454      262        --     94,716
Other policy-related balances.....      5,416      294      (39)      5,671      5,401      291      (29)      5,663
Other liabilities.................      8,690    7,046    16,444     32,180      9,544    7,327    17,070     33,941
                                   ---------- -------- --------- ---------- ---------- -------- --------- ----------
  Total liabilities............... $  216,424 $  9,483 $  16,405 $  242,312 $  221,663 $  9,602 $  17,041 $  248,306
                                   ========== ======== ========= ========== ========== ======== ========= ==========

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $13.8 billion and $13.9 billion at December 31, 2013 and 2012, respectively. The deposit liabilities on reinsurance were $6.5 billion and $6.9 billion at December 31, 2013 and 2012, respectively.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including Exeter Reassurance Company, Ltd. ("Exeter"), First MetLife Investors Insurance Company, MetLife Insurance Company of Connecticut ("MICC"), MetLife Investors USA Insurance Company ("MLI-USA"), MetLife Investors Insurance Company ("MLIIC"), MetLife Reinsurance Company of Charleston ("MRC"), MetLife Reinsurance Company of Vermont and Metropolitan Tower Life Insurance Company, all of which are related parties.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                               Years Ended December 31,
                                                               ------------------------
                                                                2013    2012     2011
                                                               ------ -------- --------
                                                                    (In millions)
Premiums
 Reinsurance assumed.......................................... $  451 $    319 $    169
 Reinsurance ceded............................................   (45)     (54)     (51)
                                                               ------ -------- --------
   Net premiums............................................... $  406 $    265 $    118
                                                               ====== ======== ========
Universal life and investment-type product policy fees
 Reinsurance assumed.......................................... $   40 $     39 $     38
 Reinsurance ceded............................................  (221)    (216)    (170)
                                                               ------ -------- --------
   Net universal life and investment-type product policy fees. $(181) $  (177) $  (132)
                                                               ====== ======== ========
Other revenues
 Reinsurance assumed.......................................... $  (2) $    (6) $    (7)
 Reinsurance ceded............................................    675      790      916
                                                               ------ -------- --------
   Net other revenues......................................... $  673 $    784 $    909
                                                               ====== ======== ========
Policyholder benefits and claims
 Reinsurance assumed.......................................... $  402 $    334 $    175
 Reinsurance ceded............................................  (144)    (177)    (121)
                                                               ------ -------- --------
   Net policyholder benefits and claims....................... $  258 $    157 $     54
                                                               ====== ======== ========
Interest credited to policyholder account balances
 Reinsurance assumed.......................................... $   31 $     30 $     28
 Reinsurance ceded............................................  (102)     (98)     (94)
                                                               ------ -------- --------
   Net interest credited to policyholder account balances..... $ (71) $   (68) $   (66)
                                                               ====== ======== ========
Other expenses
 Reinsurance assumed.......................................... $  326 $    357 $    352
 Reinsurance ceded............................................    653      789      914
                                                               ------ -------- --------
   Net other expenses......................................... $  979 $  1,146 $  1,266
                                                               ====== ======== ========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                     December 31,
                                                         -------------------------------------
                                                                2013               2012
                                                         ------------------ ------------------
                                                         Assumed    Ceded   Assumed    Ceded
                                                         -------- --------- -------- ---------
                                                                     (In millions)
Assets
Premiums, reinsurance and other receivables (1)......... $    109 $  15,748 $     85 $  16,925
Deferred policy acquisition costs and value of business
  acquired..............................................      309     (273)      435     (266)
                                                         -------- --------- -------- ---------
 Total assets........................................... $    418 $  15,475 $    520 $  16,659
                                                         ======== ========= ======== =========
Liabilities
Future policy benefits.................................. $    761 $      -- $    567 $      --
Policyholder account balances...........................      239        --      251        --
Other policy-related balances...........................       67      (39)       57      (29)
Other liabilities (1)...................................    6,606    14,044    6,906    14,652
                                                         -------- --------- -------- ---------
 Total liabilities...................................... $  7,673 $  14,005 $  7,781 $  14,623
                                                         ======== ========= ======== =========

--------

(1)Effective in June 2012, the Company recaptured 10% of the 40.75% of the closed block liabilities that were ceded to MRC on a coinsurance with funds withheld basis. In connection with this partial recapture, the Company recognized a decrease of $3.9 billion in the deposit receivable included within premiums, reinsurance and other receivables, as well as an offsetting decrease of $3.9 billion in the funds withheld included within other liabilities at December 31, 2012.

  MLIC ceded two blocks of business to two affiliates on a 75% coinsurance with funds withheld basis. Certain contractual features of these agreements qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivatives related to the funds withheld associated with these reinsurance agreements are included within other liabilities and increased/(decreased) the funds withheld balance by ($11) million and $29 million at December 31, 2013 and 2012, respectively. Net derivative gains (losses) associated with these embedded derivatives were $40 million, ($9) million and ($29) million for the years ended December 31, 2013, 2012 and 2011, respectively.

  The Company ceded risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were ($62) million and $1.4 billion at December 31, 2013 and 2012, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($1.7) billion, $14 million and $727 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  Certain contractual features of the closed block agreement with MRC create an embedded derivative, which is separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement was included within other liabilities and increased the funds withheld balance by $709 million and $1.4 billion at December 31, 2013 and

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)

2012, respectively. Net derivative gains (losses) associated with the embedded derivative were $664 million, $135 million and ($811) million for the years ended December 31, 2013, 2012 and 2011, respectively.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $1.2 billion and $2.1 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2013 and 2012, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $11.8 billion at both December 31, 2013 and 2012. The deposit liabilities on affiliated reinsurance were $6.5 billion and $6.8 billion at December 31, 2013 and 2012, respectively.

7. Closed Block

  On April 7, 2000 (the "Demutualization Date"), Metropolitan Life Insurance Company converted from a mutual life insurance company to a stock life insurance company and became a wholly-owned subsidiary of MetLife, Inc. The conversion was pursuant to an order by the New York Superintendent of Insurance approving Metropolitan Life Insurance Company's plan of reorganization, as amended (the "Plan"). On the Demutualization Date, Metropolitan Life Insurance Company established a closed block for the benefit of holders of certain individual life insurance policies of Metropolitan Life Insurance Company. Assets have been allocated to the closed block in an amount that has been determined to produce cash flows which, together with anticipated revenues from the policies included in the closed block, are reasonably expected to be sufficient to support obligations and liabilities relating to these policies, including, but not limited to, provisions for the payment of claims and certain expenses and taxes, and to provide for the continuation of policyholder dividend scales in effect for 1999, if the experience underlying such dividend scales continues, and for appropriate adjustments in such scales if the experience changes. At least annually, the Company compares actual and projected experience against the experience assumed in the then-current dividend scales. Dividend scales are adjusted periodically to give effect to changes in experience.

  The closed block assets, the cash flows generated by the closed block assets and the anticipated revenues from the policies in the closed block will benefit only the holders of the policies in the closed block. To the extent that, over time, cash flows from the assets allocated to the closed block and claims and other experience related to the closed block are, in the aggregate, more or less favorable than what was assumed when the closed block was established, total dividends paid to closed block policyholders in the future may be greater than or less than the total dividends that would have been paid to these policyholders if the policyholder dividend scales in effect for 1999 had been continued. Any cash flows in excess of amounts assumed will be available for distribution over time to closed block policyholders and will not be available to stockholders. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside of the closed block. The closed block will continue in effect as long as any policy in the closed block remains in-force. The expected life of the closed block is over 100 years.

  The Company uses the same accounting principles to account for the participating policies included in the closed block as it used prior to the Demutualization Date. However, the Company establishes a policyholder dividend obligation for earnings that will be paid to policyholders as additional dividends as described below. The excess of closed block liabilities over closed block assets at the Demutualization Date (adjusted to eliminate

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Closed Block (continued)

the impact of related amounts in AOCI) represents the estimated maximum future earnings from the closed block expected to result from operations attributed to the closed block after income taxes. Earnings of the closed block are recognized in income over the period the policies and contracts in the closed block remain in-force. Management believes that over time the actual cumulative earnings of the closed block will approximately equal the expected cumulative earnings due to the effect of dividend changes. If, over the period the closed block remains in existence, the actual cumulative earnings of the closed block are greater than the expected cumulative earnings of the closed block, the Company will pay the excess of the actual cumulative earnings of the closed block over the expected cumulative earnings to closed block policyholders as additional policyholder dividends unless offset by future unfavorable experience of the closed block and, accordingly, will recognize only the expected cumulative earnings in income with the excess recorded as a policyholder dividend obligation. If over such period, the actual cumulative earnings of the closed block are less than the expected cumulative earnings of the closed block, the Company will recognize only the actual earnings in income. However, the Company may change policyholder dividend scales in the future, which would be intended to increase future actual earnings until the actual cumulative earnings equal the expected cumulative earnings.

  Experience within the closed block, in particular mortality and investment yields, as well as realized and unrealized gains and losses, directly impact the policyholder dividend obligation. Amortization of the closed block DAC, which resides outside of the closed block, is based upon cumulative actual and expected earnings within the closed block. Accordingly, the Company's net income continues to be sensitive to the actual performance of the closed block.

  Closed block assets, liabilities, revenues and expenses are combined on a line-by-line basis with the assets, liabilities, revenues and expenses outside the closed block based on the nature of the particular item.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Closed Block (continued)


  Information regarding the closed block liabilities and assets designated to the closed block was as follows at:

                                                                                      December 31,
                                                                                   -------------------
                                                                                     2013      2012
                                                                                   --------- ---------
                                                                                      (In millions)
Closed Block Liabilities
Future policy benefits............................................................ $  42,076 $  42,586
Other policy-related balances.....................................................       298       298
Policyholder dividends payable....................................................       456       466
Policyholder dividend obligation..................................................     1,771     3,828
Current income tax payable........................................................        18        --
Other liabilities.................................................................       582       602
                                                                                   --------- ---------
   Total closed block liabilities.................................................    45,201    47,780
                                                                                   --------- ---------
Assets Designated to the Closed Block
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value............    28,374    30,546
 Equity securities available-for-sale, at estimated fair value....................        86        41
 Mortgage loans...................................................................     6,155     6,192
 Policy loans.....................................................................     4,669     4,670
 Real estate and real estate joint ventures.......................................       492       459
 Other invested assets............................................................       814       953
                                                                                   --------- ---------
   Total investments..............................................................    40,590    42,861
Cash and cash equivalents.........................................................       238       381
Accrued investment income.........................................................       477       481
Premiums, reinsurance and other receivables.......................................        98       107
Current income tax recoverable....................................................        --         2
Deferred income tax assets........................................................       293       319
                                                                                   --------- ---------
   Total assets designated to the closed block....................................    41,696    44,151
                                                                                   --------- ---------
Excess of closed block liabilities over assets designated to the closed block.....     3,505     3,629
                                                                                   --------- ---------
Amounts included in AOCI:
 Unrealized investment gains (losses), net of income tax..........................     1,502     2,891
 Unrealized gains (losses) on derivatives, net of income tax......................       (3)         9
 Allocated to policyholder dividend obligation, net of income tax.................   (1,151)   (2,488)
                                                                                   --------- ---------
   Total amounts included in AOCI.................................................       348       412
                                                                                   --------- ---------
Maximum future earnings to be recognized from closed block assets and liabilities. $   3,853 $   4,041
                                                                                   ========= =========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Closed Block (continued)


  Information regarding the closed block policyholder dividend obligation was as follows:

                                                                                      Years Ended December 31,
                                                                                 ----------------------------------
                                                                                     2013        2012       2011
                                                                                 ------------ ---------- ----------
                                                                                           (In millions)
Balance at January 1,........................................................... $      3,828 $    2,919 $      876
Change in unrealized investment and derivative gains (losses)...................      (2,057)        909      2,043
                                                                                 ------------ ---------- ----------
Balance at December 31,......................................................... $      1,771 $    3,828 $    2,919
                                                                                 ============ ========== ==========

  Information regarding the closed block revenues and expenses was as follows:

                                                                           Years Ended December 31,
                                                                          --------------------------
                                                                            2013     2012     2011
                                                                          -------- -------- --------
                                                                                (In millions)
Revenues
Premiums................................................................. $  1,987 $  2,139 $  2,306
Net investment income....................................................    2,130    2,188    2,231
Net investment gains (losses)............................................       25       61       32
Net derivative gains (losses)............................................      (6)     (12)        8
                                                                          -------- -------- --------
   Total revenues........................................................    4,136    4,376    4,577
                                                                          -------- -------- --------
Expenses
Policyholder benefits and claims.........................................    2,702    2,783    2,991
Policyholder dividends...................................................      979    1,072    1,137
Other expenses...........................................................      165      179      193
                                                                          -------- -------- --------
   Total expenses........................................................    3,846    4,034    4,321
                                                                          -------- -------- --------
Revenues, net of expenses before provision for income tax expense
  (benefit)..............................................................      290      342      256
Provision for income tax expense (benefit)...............................      101      120       89
                                                                          -------- -------- --------
Revenues, net of expenses and provision for income tax expense (benefit)
  from continuing operations.............................................      189      222      167
Revenues, net of expenses and provision for income tax expense (benefit)
  from discontinued operations...........................................       --       10        1
                                                                          -------- -------- --------
Revenues, net of expenses and provision for income tax expense
  (benefit).............................................................. $    189 $    232 $    168
                                                                          ======== ======== ========

  Metropolitan Life Insurance Company charges the closed block with federal income taxes, state and local premium taxes and other additive state or local taxes, as well as investment management expenses relating to the closed block as provided in the Plan. Metropolitan Life Insurance Company also charges the closed block for expenses of maintaining the policies included in the closed block.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


8. Investments

  See Note 10 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS"), certain structured investment transactions and trading and FVO securities) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, commercial mortgage-backed securities ("CMBS") and ABS.

                                         December 31, 2013                             December 31, 2012
                           --------------------------------------------- ---------------------------------------------
                                         Gross Unrealized                              Gross Unrealized
                            Cost or  ------------------------- Estimated  Cost or  ------------------------- Estimated
                           Amortized          Temporary  OTTI    Fair    Amortized          Temporary  OTTI    Fair
                             Cost     Gains    Losses   Losses   Value     Cost     Gains    Losses   Losses   Value
                           --------- -------- --------- ------ --------- --------- -------- --------- ------ ---------
                                                                  (In millions)
Fixed maturity securities
U.S. corporate............ $ 60,244  $  4,678  $   693   $ --  $  64,229 $  59,587 $  7,717   $ 304   $   -- $  67,000
U.S. Treasury and agency..   29,508     1,730      694     --     30,544    28,252    4,408       9       --    32,651
Foreign corporate (1).....   27,082     1,959      285     --     28,756    27,231    3,128     126      (1)    30,234
RMBS......................   24,119     1,109      368    150     24,710    23,792    1,716     226      257    25,025
CMBS......................    8,203       262       89     --      8,376     9,264      559      37       --     9,786
ABS (1)...................    7,789       151      117    (1)      7,824     8,025      205     105       --     8,125
State and political
 subdivision..............    5,386       467       76     --      5,777     5,554    1,184      18       --     6,720
Foreign government........    3,040       597      107     --      3,530     3,052    1,086       3       --     4,135
                           --------  --------  -------   ----  --------- --------- --------   -----   ------ ---------
 Total fixed maturity
  securities.............. $165,371  $ 10,953  $ 2,429   $149  $ 173,746 $ 164,757 $ 20,003   $ 828   $  256 $ 183,676
                           ========  ========  =======   ====  ========= ========= ========   =====   ====== =========
Equity securities
Common stock.............. $  1,070  $     97  $     3   $ --  $   1,164 $   1,013 $     33   $   5   $   -- $   1,041
Non-redeemable preferred
 stock....................      743        62       77     --        728       528       41     111       --       458
                           --------  --------  -------   ----  --------- --------- --------   -----   ------ ---------
 Total equity securities.. $  1,813  $    159  $    80   $ --  $   1,892 $   1,541 $     74   $ 116   $   -- $   1,499
                           ========  ========  =======   ====  ========= ========= ========   =====   ====== =========

--------

(1)The noncredit loss component of OTTI losses was in an unrealized gain position of $1 million for ABS at December 31, 2013, and $1 million for foreign corporate securities at December 31, 2012, due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "--Net Unrealized Investment Gains (Losses)."

   The Company held non-income producing fixed maturity securities with an estimated fair value of $38 million and $41 million with unrealized gains (losses) of $12 million and $6 million at December 31, 2013 and 2012, respectively.

 Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

   Amortization of premium and accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

 prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

 Maturities of Fixed Maturity Securities

   The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                                  December 31,
                                                   -------------------------------------------
                                                           2013                  2012
                                                   --------------------- ---------------------
                                                              Estimated             Estimated
                                                   Amortized    Fair     Amortized    Fair
                                                     Cost       Value      Cost       Value
                                                   ---------- ---------- ---------- ----------
                                                                  (In millions)
Due in one year or less........................... $    6,411 $    6,516 $   12,671 $   12,796
Due after one year through five years.............     34,696     36,556     30,187     32,160
Due after five years through ten years............     35,725     38,347     34,983     40,009
Due after ten years...............................     48,428     51,417     45,835     55,775
                                                   ---------- ---------- ---------- ----------
  Subtotal........................................    125,260    132,836    123,676    140,740
Structured securities (RMBS, CMBS and ABS)........     40,111     40,910     41,081     42,936
                                                   ---------- ---------- ---------- ----------
  Total fixed maturity securities................. $  165,371 $  173,746 $  164,757 $  183,676
                                                   ========== ========== ========== ==========

   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately, as they are not due at a single maturity.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                              December 31, 2013                         December 31, 2012
                                  ----------------------------------------- -----------------------------------------
                                                       Equal to or Greater                       Equal to or Greater
                                  Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                                  -------------------- -------------------- -------------------- --------------------
                                  Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                    Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                    Value     Losses     Value     Losses     Value     Losses     Value     Losses
                                  --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                      (In millions, except number of securities)
Fixed maturity securities
U.S. corporate................... $   8,512  $    426  $  1,948    $  267   $  2,567     $ 58    $  2,507    $  246
U.S. Treasury and agency.........    10,077       687        33         7      1,576        9          --        --
Foreign corporate................     4,217       176       952       109        758       34       1,381        91
RMBS.............................     8,194       291     1,675       227        639       18       3,098       465
CMBS.............................     2,022        74       221        15        727        5         308        32
ABS..............................     1,701        28       530        88      1,246       22         697        83
State and political
 subdivision.....................       737        44        92        32         92        1         103        17
Foreign government...............       763        94        54        13        106        1          27         2
                                  ---------  --------  --------    ------   --------     ----    --------    ------
  Total fixed maturity
   securities.................... $  36,223  $  1,820  $  5,505    $  758   $  7,711     $148    $  8,121    $  936
                                  =========  ========  ========    ======   ========     ====    ========    ======
Equity securities
Common stock..................... $      37  $      3  $     --    $   --   $     62     $  5    $      1    $   --
Non-redeemable preferred
 stock...........................       222        41       125        36         --       --         190       111
                                  ---------  --------  --------    ------   --------     ----    --------    ------
  Total equity securities........ $     259  $     44  $    125    $   36   $     62     $  5    $    191    $  111
                                  ---------  --------  --------    ------   --------     ----    --------    ------
Total number of securities in an
 unrealized loss position........     2,211                 469                  622                  637
                                  =========            ========             ========             ========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
  (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

   . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

   . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


   . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired at December 31, 2013. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), and changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities increased $1.5 billion during the year ended December 31, 2013 from $1.1 billion to $2.6 billion. The increase in gross unrealized losses for the year ended December 31, 2013, was primarily attributable to an increase in interest rates, partially offset by narrowing credit spreads.

    At December 31, 2013, $163 million of the total $2.6 billion of gross unrealized losses were from 60 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  Investment Grade Fixed Maturity Securities

    Of the $163 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $76 million, or 47%, are related to gross unrealized losses on 39 investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads and, with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

  Below Investment Grade Fixed Maturity Securities

    Of the $163 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $87 million, or 53%, are related to gross unrealized losses on 21 below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to non-agency RMBS (primarily alternative residential mortgage loans) and ABS (primarily foreign ABS) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over unemployment levels and valuations of residential real estate supporting non-agency RMBS. Management evaluates non-agency RMBS and ABS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security.

  Equity Securities

    Gross unrealized losses on equity securities decreased $36 million during the year ended December 31, 2013 from $116 million to $80 million. Of the $80 million, $33 million were from ten equity securities with gross unrealized losses of 20% or more of cost for 12 months or greater, all of which were financial services industry investment grade non-redeemable preferred stock, of which 68% were rated A or better.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Mortgage Loans

 Mortgage Loans by Portfolio Segment

   Mortgage loans are summarized as follows at:

                                                                    December 31,
                                                     ------------------------------------------
                                                             2013                  2012
                                                     --------------------  --------------------
                                                       Carrying     % of     Carrying     % of
                                                         Value      Total      Value      Total
                                                     ------------- ------  ------------- ------
                                                     (In millions)         (In millions)
Mortgage loans held-for-investment:
 Commercial.........................................   $  33,072    71.9 %   $  33,369    74.7 %
 Agricultural.......................................      11,025     24.0       11,487     25.7
 Residential........................................       1,858      4.0          105      0.3
                                                       ---------   ------    ---------   ------
   Subtotal (1).....................................      45,955     99.9       44,961    100.7
 Valuation allowances...............................       (272)    (0.6)        (304)    (0.7)
                                                       ---------   ------    ---------   ------
   Subtotal mortgage loans held-for-investment, net.      45,683     99.3       44,657    100.0
 Residential -- FVO.................................         338      0.7           --       --
                                                       ---------   ------    ---------   ------
   Total mortgage loans held-for-investment, net....      46,021    100.0       44,657    100.0
                                                       ---------   ------    ---------   ------
Mortgage loans held-for-sale........................           3       --           --       --
                                                       ---------   ------    ---------   ------
     Total mortgage loans, net......................   $  46,024   100.0 %   $  44,657   100.0 %
                                                       =========   ======    =========   ======

--------

(1)In 2013, the Company purchased $319 million, $1 million and $1.8 billion of commercial, agricultural and residential mortgage loans, respectively. In 2012, the Company purchased $1.2 billion, $191 million and $105 million of commercial, agricultural and residential mortgage loans, respectively, of which $1.2 billion, and $191 million of commercial and agricultural mortgage loans, respectively, were purchased at estimated fair value from an affiliate, MetLife Bank, National Association ("MetLife Bank").

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Mortgage Loans and Valuation Allowance by Portfolio Segment

   The carrying value prior to valuation allowance ("recorded investment") in mortgage loans held-for-investment, by portfolio segment, by method of evaluation of credit loss, and the related valuation allowances, by type of credit loss, were as follows at:

                                                                       December 31,
                                -------------------------------------------------------------------------------------------
                                                    2013                                          2012
                                --------------------------------------------- ---------------------------------------------
                                Commercial Agricultural Residential   Total   Commercial Agricultural Residential   Total
                                ---------- ------------ ----------- --------- ---------- ------------ ----------- ---------
                                                                       (In millions)
Mortgage loans:
  Evaluated individually for
   credit losses............... $     415   $      96    $      4   $     515 $     441   $     181     $   --    $     622
  Evaluated collectively for
   credit losses...............    32,657      10,929       1,854      45,440    32,928      11,306        105       44,339
                                ---------   ---------    --------   --------- ---------   ---------     ------    ---------
   Total mortgage loans........    33,072      11,025       1,858      45,955    33,369      11,487        105       44,961
                                ---------   ---------    --------   --------- ---------   ---------     ------    ---------
Valuation allowances:..........
  Specific credit losses.......        49           7          --          56        84          21         --          105
  Non-specifically identified
   credit losses...............       164          33          19         216       172          27         --          199
                                ---------   ---------    --------   --------- ---------   ---------     ------    ---------
   Total valuation
    allowances.................       213          40          19         272       256          48         --          304
                                ---------   ---------    --------   --------- ---------   ---------     ------    ---------
    Mortgage loans, net of
     valuation
     allowance................. $  32,859   $  10,985    $  1,839   $  45,683 $  33,113   $  11,439     $  105    $  44,657
                                =========   =========    ========   ========= =========   =========     ======    =========

 Valuation Allowance Rollforward by Portfolio Segment

   The changes in the valuation allowance, by portfolio segment, were as follows:

                                 Commercial Agricultural  Residential  Total
                                 ---------- ------------- ----------- --------
                                            (In millions)
 Balance at January 1, 2011.....  $    441     $    81      $    --   $    522
 Provision (release)............     (111)         (2)           --      (113)
 Charge-offs, net of recoveries.      (12)         (4)           --       (16)
                                  --------     -------      -------   --------
 Balance at December 31, 2011...       318          75           --        393
 Provision (release)............      (50)           2           --       (48)
 Charge-offs, net of recoveries.      (12)        (24)           --       (36)
 Transfers to held-for-sale.....        --         (5)           --        (5)
                                  --------     -------      -------   --------
 Balance at December 31, 2012...       256          48           --        304
 Provision (release)............      (43)           3           19       (21)
 Charge-offs, net of recoveries.        --        (11)           --       (11)
                                  --------     -------      -------   --------
 Balance at December 31, 2013...  $    213     $    40      $    19   $    272
                                  ========     =======      =======   ========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

    All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

    For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

  Residential Mortgage Loan Portfolio Segment

    The Company's residential mortgage loan portfolio is comprised primarily of closed end, amortizing residential mortgage loans. For evaluations of residential mortgage loans, the key inputs of expected frequency and expected loss reflect current market conditions, with expected frequency adjusted, when appropriate, for differences from market conditions and the Company's historical experience. In contrast to the commercial and agricultural mortgage loan portfolios, residential mortgage loans are smaller-balance homogeneous loans that are collectively evaluated for impairment. Non-specific valuation allowances are established using the evaluation framework described above for pools of loans with similar risk characteristics from inputs that are unique to the residential segment of the loan portfolio. Loan specific valuation allowances are only established on residential mortgage loans when they have been restructured and are established using the methodology described above for all loan portfolio segments.

    For residential mortgage loans, the Company's primary credit quality indicator is whether the loan is performing or nonperforming. The Company generally defines nonperforming residential mortgage loans as those that are 60 or more days past due and/or in non-accrual status which is assessed monthly. Generally, nonperforming residential mortgage loans have a higher risk of experiencing a credit loss.

 Credit Quality of Commercial Mortgage Loans

   The credit quality of commercial mortgage loans held-for-investment, were as follows:

                                   Recorded Investment
                       -------------------------------------------
                       Debt Service Coverage Ratios
                       -----------------------------         % of     Estimated   % of
                       > 1.20x 1.00x - 1.20x < 1.00x  Total  Total   Fair Value   Total
                       ------- ------------- ------- ------- -----  ------------- -----
                                   (In millions)                    (In millions)
December 31, 2013:
Loan-to-value ratios:
Less than 65%......... $24,585    $  476      $596   $25,657  77.6%    $26,900     78.4%
65% to 75%............   5,219       438       104     5,761  17.4       5,852     17.1
76% to 80%............     444       157       189       790   2.4         776      2.3
Greater than 80%......     583       205        76       864   2.6         769      2.2
                       -------    ------      ----   ------- -----     -------    -----
 Total................ $30,831    $1,276      $965   $33,072 100.0%    $34,297    100.0%
                       =======    ======      ====   ======= =====     =======    =====

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

                                      Recorded Investment
                       ------------------------------------------------
                         Debt Service Coverage Ratios
                       --------------------------------           % of     Estimated   % of
                        > 1.20x  1.00x - 1.20x < 1.00x    Total   Total   Fair Value   Total
                       --------- ------------- -------- --------- -----  ------------- -----
                                     (In millions)                       (In millions)
December 31, 2012:
Loan-to-value ratios:
Less than 65%......... $  24,906   $    452    $    575 $  25,933  77.7%   $  27,894    78.8%
65% to 75%............     4,254        641         108     5,003  15.0        5,218    14.7
76% to 80%............       448        123         259       830   2.5          863     2.4
Greater than 80%......       847        501         255     1,603   4.8        1,451     4.1
                       ---------   --------    -------- --------- -----    ---------   -----
 Total................ $  30,455   $  1,717    $  1,197 $  33,369 100.0%   $  35,426   100.0%
                       =========   ========    ======== ========= =====    =========   =====

 Credit Quality of Agricultural Mortgage Loans

   The credit quality of agricultural mortgage loans held-for-investment, were as follows:

                                             December 31,
                             --------------------------------------------
                                      2013                   2012
                             ---------------------  ---------------------
                               Recorded     % of      Recorded     % of
                              Investment    Total    Investment    Total
                             ------------- -------  ------------- -------
                             (In millions)          (In millions)
      Loan-to-value ratios:
      Less than 65%.........   $  10,165      92.2%   $  10,628      92.5%
      65% to 75%............         659       6.0          514       4.5
      76% to 80%............          84       0.8           92       0.8
      Greater than 80%......         117       1.0          253       2.2
                               ---------   -------    ---------   -------
       Total................   $  11,025     100.0%   $  11,487     100.0%
                               =========   =======    =========   =======

   The estimated fair value of agricultural mortgage loans held-for-investment was $11.3 billion and $11.8 billion at December 31, 2013 and 2012, respectively.

 Credit Quality of Residential Mortgage Loans

   The credit quality of residential mortgage loans held-for-investment, were as follows:

                                              December 31,
                              --------------------------------------------
                                       2013                   2012
                              ---------------------  ---------------------
                                Recorded     % of      Recorded     % of
                               Investment    Total    Investment    Total
                              ------------- -------  ------------- -------
                              (In millions)          (In millions)
     Performance indicators:
     Performing..............   $  1,812       97.5%    $  105       100.0%
     Nonperforming...........         46        2.5         --          --
                                --------    -------     ------     -------
      Total..................   $  1,858      100.0%    $  105       100.0%
                                ========    =======     ======     =======

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


   The estimated fair value of residential mortgage loans held-for-investment was $1.8 billion and $109 million at December 31, 2013 and 2012, respectively.

 Past Due and Interest Accrual Status of Mortgage Loans

  The Company has a high quality, well performing mortgage loan portfolio, with 99% of all mortgage loans classified as performing at both December 31, 2013 and 2012. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The past due and accrual status of mortgage loans at recorded investment, prior to valuation allowances, by portfolio segment, were as follows at:

                                                   Greater than 90 Days Past Due and
                           Past Due                     Still Accruing Interest                Nonaccrual Status
              ----------------------------------- ----------------------------------- -----------------------------------
              December 31, 2013 December 31, 2012 December 31, 2013 December 31, 2012 December 31, 2013 December 31, 2012
              ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                             (In millions)
Commercial...     $     --          $      --         $     --          $     --          $     169         $      83
Agricultural.           44                116               --                53                 47                67
Residential..           46                 --               --                --                 46                --
                  --------          ---------         --------          --------          ---------         ---------
 Total            $     90          $     116         $     --          $     53          $     262         $     150
                  ========          =========         ========          ========          =========         =========

 Impaired Mortgage Loans

   Impaired mortgage loans held-for-investment, including those modified in a troubled debt restructuring, by portfolio segment, were as follows at and for the years ended:

                                                          Loans without
                  Loans with a Valuation Allowance     a Valuation Allowance           All Impaired Loans
              ---------------------------------------- --------------------  --------------------------------------
               Unpaid                                   Unpaid                Unpaid             Average
              Principal  Recorded  Valuation  Carrying Principal   Recorded  Principal Carrying  Recorded  Interest
               Balance  Investment Allowances  Value    Balance   Investment  Balance   Value   Investment  Income
              --------- ---------- ---------- -------- ---------  ---------- --------- -------- ---------- --------
                                                         (In millions)
December 31, 2013:
Commercial...  $  173     $  169     $   49    $  120   $  247      $  246    $  420    $  366    $  430    $  12
Agricultural.      64         62          7        55       35          34        99        89       151        9
Residential..      --         --         --        --        5           4         5         4         2       --
               ------     ------     ------    ------   ------      ------    ------    ------    ------    -----
  Total......  $  237     $  231     $   56    $  175   $  287      $  284    $  524    $  459    $  583    $  21
               ======     ======     ======    ======   ======      ======    ======    ======    ======    =====
December 31, 2012:
Commercial...  $  367     $  359     $   84    $  275   $   82      $   82    $  449    $  357    $  384    $  11
Agricultural.     110        107         21        86       79          74       189       160       201        8
Residential..      --         --         --        --       --          --        --        --        --       --
               ------     ------     ------    ------   ------      ------    ------    ------    ------    -----
  Total......  $  477     $  466     $  105    $  361   $  161      $  156    $  638    $  517    $  585    $  19
               ======     ======     ======    ======   ======      ======    ======    ======    ======    =====

   Unpaid principal balance is generally prior to any charge-offs. Interest income recognized is primarily cash basis income. The average recorded investment for commercial, agricultural and residential mortgage loans was $257 million, $239 million and $0, respectively, for the year ended
 December 31, 2011; and interest income recognized for commercial, agricultural and residential mortgage loans was $5 million, $3 million and $0, respectively, for the year ended December 31, 2011.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Mortgage Loans Modified in a Troubled Debt Restructuring

   For a small portion of the mortgage loan portfolio, classified as troubled debt restructurings, concessions are granted related to borrowers experiencing financial difficulties. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded with the restructuring. Through the continuous monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. The number of mortgage loans and carrying value after specific valuation allowance of mortgage loans modified during the period in a troubled debt restructuring were as follows:

                                                   Years Ended December 31,
              ---------------------------------------------------------------------------------------------------
                                    2013                                              2012
              ------------------------------------------------- -------------------------------------------------
                Number of      Carrying Value after Specific      Number of      Carrying Value after Specific
              Mortgage Loans        Valuation Allowance         Mortgage Loans        Valuation Allowance
              -------------- ---------------------------------- -------------- ----------------------------------
                             Pre-Modification Post-Modification                Pre-Modification Post-Modification
                             ---------------- -----------------                ---------------- -----------------
                                       (In millions)                                     (In millions)
Commercial...          1         $    49           $    49              1          $    168         $    152
Agricultural.          2              24                24              5                17               16
Residential..         27               5                 5             --                --               --
                  ------         -------           -------          -----          --------         --------
 Total.......         30         $    78           $    78              6          $    185         $    168
                  ======         =======           =======          =====          ========         ========

   The Company had one residential mortgage loan modified in a troubled debt restructuring with a subsequent payment default with a carrying value of less than $1 million at December 31, 2013. There were no mortgage loans modified in a troubled debt restructuring with a subsequent payment default at December 31, 2012. Payment default is determined in the same manner as delinquency status as described above.

Other Invested Assets

  Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 9), tax credit and renewable energy partnerships, loans to affiliates (see "- Related Party Investment Transactions") and leveraged leases.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Leveraged Leases

   Investment in leveraged leases consisted of the following at:

                                                               December 31,
                                                             -----------------
                                                               2013     2012
                                                             -------- --------
                                                               (In millions)
  Rental receivables, net................................... $  1,393 $  1,465
  Estimated residual values.................................      853      927
   Subtotal.................................................    2,246    2,392
  Unearned income...........................................    (742)    (834)
                                                             -------- --------
   Investment in leveraged leases, net of non-recourse debt. $  1,504 $  1,558
                                                             ======== ========

   Rental receivables are generally due in periodic installments. The payment periods range from one to 15 years but in certain circumstances can be over 30 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2013 and 2012, all rental receivables were performing.

   The deferred income tax liability related to leveraged leases was $1.4 billion at both December 31, 2013 and 2012.

   The components of income from investment in leveraged leases, excluding net investment gains (losses), were as follows:

                                                                        Years Ended December 31,
                                                                        ------------------------
                                                                         2013    2012    2011
                                                                         ------   -----   -----
                                                                          (In millions)
Income from investment in leveraged leases............................. $   60   $  34   $ 101
Less: Income tax expense on leveraged leases...........................     21      12      35
                                                                         ------   -----   -----
Investment income after income tax from investment in leveraged leases. $   39   $  22   $  66
                                                                         ======   =====   =====

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $790 million and $1.1 billion at December 31, 2013 and 2012, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Net Unrealized Investment Gains (Losses)

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                           Years Ended December 31,
                                                                         ----------------------------
                                                                           2013     2012      2011
                                                                         -------- --------- ---------
                                                                                (In millions)
Fixed maturity securities............................................... $  8,521 $  19,120 $  14,266
Fixed maturity securities with noncredit OTTI losses in AOCI............    (149)     (256)     (522)
                                                                         -------- --------- ---------
 Total fixed maturity securities........................................    8,372    18,864    13,744
Equity securities.......................................................       83      (13)      (98)
Derivatives.............................................................      361     1,052     1,293
Short-term investments..................................................       --       (2)      (10)
Other...................................................................        5        18        45
                                                                         -------- --------- ---------
 Subtotal...............................................................    8,821    19,919    14,974
                                                                         -------- --------- ---------
Amounts allocated from:
 Insurance liability loss recognition...................................    (610)   (5,120)   (3,495)
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI.................................................................        5        12        33
 DAC and VOBA...........................................................    (721)   (1,231)   (1,102)
 Policyholder dividend obligation.......................................  (1,771)   (3,828)   (2,919)
                                                                         -------- --------- ---------
   Subtotal.............................................................  (3,097)  (10,167)   (7,483)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in AOCI....................................................       51        86       172
Deferred income tax benefit (expense)...................................  (2,070)   (3,498)   (2,794)
                                                                         -------- --------- ---------
Net unrealized investment gains (losses)................................    3,705     6,340     4,869
Net unrealized investment gains (losses) attributable to noncontrolling
  interests.............................................................      (1)       (1)       (1)
                                                                         -------- --------- ---------
Net unrealized investment gains (losses) attributable to Metropolitan
  Life Insurance Company................................................ $  3,704 $   6,339 $   4,868
                                                                         ======== ========= =========

  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                                Years Ended December 31,
                                                              --------------------------
                                                                 2013          2012
                                                                --------      --------
                                                                (In millions)
 Balance at January 1,....................................... $  (256)      $  (522)
 Noncredit OTTI losses and subsequent changes recognized (1).       47          (22)
 Securities sold with previous noncredit OTTI loss...........      114           122
 Subsequent changes in estimated fair value..................     (54)           166
                                                                --------      --------
 Balance at December 31,..................................... $  (149)      $  (256)
                                                                ========      ========

--------

(1)Noncredit OTTI losses and subsequent changes recognized, net of DAC, were $40 million and ($26) million for the years ended December 31, 2013 and 2012, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The changes in net unrealized investment gains (losses) were as follows:

                                                                            Years Ended December 31,
                                                                         -------------------------------
                                                                           2013       2012       2011
                                                                         --------- ---------- ----------
                                                                                  (In millions)
Balance at January 1,................................................... $   6,339 $    4,868 $    2,418
Fixed maturity securities on which noncredit OTTI losses have been
  recognized............................................................       107        266      (103)
Unrealized investment gains (losses) during the year....................  (11,205)      4,679      9,248
Unrealized investment gains (losses) relating to:
 Insurance liability gain (loss) recognition............................     4,510    (1,625)    (3,069)
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI.................................................................       (7)       (21)          6
 DAC and VOBA...........................................................       510      (129)      (269)
 Policyholder dividend obligation.......................................     2,057      (909)    (2,043)
 Deferred income tax benefit (expense) related to noncredit OTTI losses
   recognized in AOCI...................................................      (35)       (86)         34
 Deferred income tax benefit (expense)..................................     1,428      (704)    (1,354)
                                                                         --------- ---------- ----------
Net unrealized investment gains (losses)................................     3,704      6,339      4,868
Net unrealized investment gains (losses) attributable to noncontrolling
  interests.............................................................        --         --         --
                                                                         --------- ---------- ----------
Balance at December 31,................................................. $   3,704 $    6,339 $    4,868
                                                                         ========= ========== ==========
Change in net unrealized investment gains (losses)...................... $ (2,635) $    1,471 $    2,450
Change in net unrealized investment gains (losses) attributable to
  noncontrolling interests..............................................        --         --         --
                                                                         --------- ---------- ----------
Change in net unrealized investment gains (losses) attributable to
  Metropolitan Life Insurance Company................................... $ (2,635) $    1,471 $    2,450
                                                                         ========= ========== ==========

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both December 31, 2013 and 2012.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Securities Lending

  Elements of the securities lending program are presented below at:

                                                             December 31,
                                                          -------------------
                                                            2013      2012
                                                          --------- ---------
                                                             (In millions)
  Securities on loan: (1)
   Amortized cost........................................ $  18,829 $  16,224
   Estimated fair value.................................. $  19,153 $  18,564
  Cash collateral on deposit from counterparties (2)..... $  19,673 $  19,036
  Security collateral on deposit from counterparties (3). $      -- $      46
  Reinvestment portfolio -- estimated fair value......... $  19,822 $  19,392

--------

(1)Included within fixed maturity securities, short-term investments and equity securities.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

Invested Assets on Deposit and Pledged as Collateral

  Invested assets on deposit and pledged as collateral are presented below at estimated fair value for cash and cash equivalents, short-term investments, fixed maturity and equity securities, and trading and FVO securities, and at carrying value for mortgage loans at:

                                                                December 31,
                                                              -----------------
                                                                2013     2012
                                                              -------- --------
                                                                (In millions)
 Invested assets on deposit (regulatory deposits)............ $  1,338 $  1,555
 Invested assets pledged as collateral (1)...................   19,555   19,812
                                                              -------- --------
  Total invested assets on deposit and pledged as collateral. $ 20,893 $ 21,367
                                                              ======== ========

--------

(1)The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4), and derivative transactions (see Note 9).

    See "-- Securities Lending" for securities on loan and Note 7 for investments designated to the closed block.

Purchased Credit Impaired Investments

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

  The Company's PCI fixed maturity securities were as follows at:

                                                         December 31,
                                                       -----------------
                                                         2013     2012
                                                       -------- --------
                                                         (In millions)
       Outstanding principal and interest balance (1). $  4,653 $  4,335
       Carrying value (2)............................. $  3,601 $  3,441

--------

(1)Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

  The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                           Years Ended December 31,
                                                         --------------------------
                                                           2013          2012
                                                           ---------    ---------
                                                            (In millions)
   Contractually required payments (including interest). $   1,612     $   1,911
   Cash flows expected to be collected (1).............. $   1,248     $   1,436
   Fair value of investments acquired................... $     841     $     936

--------

(1)Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

  The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                           Years Ended December 31,
                                                         --------------------------
                                                           2013          2012
                                                           ---------    ---------
                                                            (In millions)
    Accretable yield, January 1,........................ $   2,357     $   1,978
    Investments purchased...............................       407           500
    Accretion recognized in earnings....................     (236)         (181)
    Disposals...........................................     (144)          (84)
    Reclassification (to) from nonaccretable difference.        47           144
                                                           ---------    ---------
    Accretable yield, December 31,...................... $   2,431     $   2,357
                                                           =========    =========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $8.8 billion at December 31, 2013. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $2.7 billion at December 31, 2013. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) from continuing operations for two of the three most recent annual periods:
2013 and 2011. The Company is providing the following aggregated summarized financial data for such equity method investments, for the most recent annual periods, in order to provide comparative information. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2013, 2012 and 2011. Aggregate total assets of these entities totaled $280.7 billion and $259.4 billion at December 31, 2013 and 2012, respectively. Aggregate total liabilities of these entities totaled $23.5 billion and $22.2 billion at December 31, 2013 and 2012, respectively. Aggregate net income (loss) of these entities totaled $25.0 billion, $16.5 billion and $8.4 billion for the years ended December 31, 2013, 2012 and 2011, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

  The Company has invested in certain structured transactions (including CSEs) that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity.

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Consolidated VIEs

   The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2013 and 2012. Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

                                                                                        December 31,
                                                                           ---------------------------------------
                                                                                   2013                2012
                                                                           -------------------- ------------------
                                                                            Total      Total    Total     Total
                                                                            Assets  Liabilities Assets Liabilities
                                                                           -------- ----------- ------ -----------
                                                                                        (In millions)
Real estate joint ventures (1)............................................ $  1,181   $  443    $  11     $  14
Fixed maturity securities (2).............................................      159       80      172        83
Other invested assets.....................................................       82        7       85        --
Other limited partnership interests.......................................       61       --      189         1
CSEs (assets (primarily securities) and liabilities (primarily debt)) (3).       23       22       51        50
                                                                           --------   ------    -----     -----
 Total.................................................................... $  1,506   $  552    $ 508     $ 148
                                                                           ========   ======    =====     =====

--------

(1)The Company consolidated an open ended core real estate fund formed in the fourth quarter of 2013, which represented the majority of the balances at December 31, 2013. Assets of the real estate fund are a real estate investment trust which holds primarily traditional core income-producing real estate which have associated liabilities that are primarily non-recourse debt secured by certain real estate assets of the fund. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its investment in the real estate fund of $178 million at carrying value at December 31, 2013. The long-term debt bears interest primarily at fixed rates ranging from 1.39% to 4.45%, payable primarily on a monthly basis. Interest expense related to these obligations, included in other expenses, was less than $1 million for the year ended December 31, 2013.

(2)The Company consolidates certain fixed maturity securities purchased in an investment vehicle which was partially funded with affiliated long-term debt. The long-term debt bears interest primarily at variable rates, payable on a bi-annual basis. Interest expense related to these obligations, included in other expenses, was $2 million and $1 million for the years ended December 31, 2013 and 2012, respectively. There was no interest expense for the year ended December 31, 2011.

(3)The Company consolidates entities that are structured as collateralized debt obligations. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of less than $1 million at estimated fair value at both December 31, 2013 and 2012. The long-term debt bears interest primarily at variable rates, payable on a bi-annual basis. Interest expense related to these obligations, included in other expenses, was $3 million, $4 million and $9 million for the years ended December 31, 2013, 2012 and 2011, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Unconsolidated VIEs

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                                December 31,
                                                 -------------------------------------------
                                                         2013                  2012
                                                 --------------------- ---------------------
                                                             Maximum               Maximum
                                                 Carrying   Exposure   Carrying   Exposure
                                                  Amount   to Loss (1)  Amount   to Loss (1)
                                                 --------- ----------- --------- -----------
                                                                (In millions)
Fixed maturity securities AFS:
 Structured securities (RMBS, CMBS and ABS) (2). $  40,910  $  40,910  $  42,936  $  42,936
 U.S. and foreign corporate.....................     2,251      2,251      2,566      2,566
Other limited partnership interests.............     3,168      4,273      2,966      3,880
Other invested assets...........................     1,498      1,852      1,068      1,381
Real estate joint ventures......................        31         31         34         40
                                                 ---------  ---------  ---------  ---------
 Total.......................................... $  47,858  $  49,317  $  49,570  $  50,803
                                                 =========  =========  =========  =========

--------

(1)The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments of the Company. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties of $257 million and $315 million at December 31, 2013 and 2012, respectively. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

   As described in Note 17, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2013, 2012 and 2011.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Net Investment Income

  The components of net investment income were as follows:

                                                      Years Ended December 31,
                                                    -----------------------------
                                                      2013      2012      2011
                                                    --------- --------- ---------
                                                            (In millions)
Investment income:
 Fixed maturity securities......................... $   8,279 $   8,295 $   8,225
 Equity securities.................................        78        68        73
 Trading and FVO securities (1)....................        43        77        29
 Mortgage loans....................................     2,405     2,528     2,401
 Policy loans......................................       440       451       479
 Real estate and real estate joint ventures........       699       593       493
 Other limited partnership interests...............       633       555       435
 Cash, cash equivalents and short-term investments.        32        19        12
 International joint ventures......................       (4)       (2)       (1)
 Other.............................................        21         7       112
                                                    --------- --------- ---------
   Subtotal........................................    12,626    12,591    12,258
 Less: Investment expenses.........................       844       743       652
                                                    --------- --------- ---------
   Subtotal, net...................................    11,782    11,848    11,606
                                                    --------- --------- ---------
FVO CSEs--interest income:
 Securities........................................         3         4         9
                                                    --------- --------- ---------
   Subtotal........................................         3         4         9
                                                    --------- --------- ---------
     Net investment income......................... $  11,785 $  11,852 $  11,615
                                                    ========= ========= =========

--------

(1)Changes in estimated fair value subsequent to purchase for securities still held as of the end of the respective years included in net investment income were $4 million, $44 million and $2 million for the years ended December 31, 2013, 2012, and 2011, respectively.

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

   The components of net investment gains (losses) were as follows:

                                                                           Years Ended December 31,
                                                                         --------------------------
                                                                          2013      2012     2011
                                                                          ------  --------  ------
                                                                             (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Utility............................................................ $ (48)   $   (29)  $   --
     Consumer...........................................................   (12)       (19)    (40)
     Finance............................................................    (4)       (21)    (37)
     Communications.....................................................    (2)       (18)    (26)
     Industrial.........................................................     --        (4)     (8)
     Transportation.....................................................     --        (1)      --
                                                                          ------  --------  ------
       Total U.S. and foreign corporate securities......................   (66)       (92)   (111)
   RMBS.................................................................   (62)       (70)    (78)
   CMBS.................................................................     --       (28)     (9)
   ABS..................................................................     --        (2)    (28)
   Foreign government...................................................     --         --     (1)
                                                                          ------  --------  ------
 OTTI losses on fixed maturity securities recognized in earnings........  (128)      (192)   (227)
 Fixed maturity securities -- net gains (losses) on sales and disposals.    177         16     107
                                                                          ------  --------  ------
   Total gains (losses) on fixed maturity securities....................     49      (176)   (120)
                                                                          ------  --------  ------
Total gains (losses) on equity securities:
 Total OTTI losses recognized -- by sector:
   Non-redeemable preferred stock.......................................   (17)         --    (33)
   Common stock.........................................................    (2)        (7)     (8)
                                                                          ------  --------  ------
 OTTI losses on equity securities recognized in earnings................   (19)        (7)    (41)
 Equity securities -- net gains (losses) on sales and disposals.........      6         15      44
                                                                          ------  --------  ------
   Total gains (losses) on equity securities............................   (13)          8       3
                                                                          ------  --------  ------
 Trading and FVO securities -- FVO general account securities...........     11         11     (2)
 Mortgage loans.........................................................     31         84     133
 Real estate and real estate joint ventures.............................   (15)       (27)     133
 Other limited partnership interests....................................   (41)       (35)      11
 Other investment portfolio gains (losses)..............................      5      (192)     (4)
                                                                          ------  --------  ------
     Subtotal -- investment portfolio gains (losses)....................     27      (327)     154
                                                                          ------  --------  ------
FVO CSEs:
 Securities.............................................................      2         --      --
 Long-term debt -- related to securities................................    (2)        (7)     (8)
Non-investment portfolio gains (losses).................................     21          4    (14)
                                                                          ------  --------  ------
     Subtotal FVO CSEs and non-investment portfolio gains (losses)......     21        (3)    (22)
                                                                          ------  --------  ------
       Total net investment gains (losses).............................. $   48   $  (330)  $  132
                                                                          ======  ========  ======

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were less than $1 million, $2 million and $21 million for the years ended December 31, 2013, 2012 and 2011, respectively.

 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

   Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                                            Years Ended December 31,
                                     -----------------------------------------------------------------------
                                       2013     2012     2011   2013  2012  2011    2013     2012     2011
                                     -------- -------- -------- ----- ----- ----- -------- -------- --------
                                     Fixed Maturity Securities  Equity Securities           Total
                                     -------------------------- ----------------- --------------------------
                                                                  (In millions)
Proceeds............................ $ 45,538 $ 29,472 $ 34,015 $ 144 $ 126 $ 771 $ 45,682 $ 29,598 $ 34,786
                                     ======== ======== ======== ===== ===== ===== ======== ======== ========
Gross investment gains.............. $    556 $    327 $    445 $  25 $  23 $  86 $    581 $    350 $    531
                                     -------- -------- -------- ----- ----- ----- -------- -------- --------
Gross investment losses.............    (379)    (311)    (338)  (19)   (8)  (42)    (398)    (319)    (380)
                                     -------- -------- -------- ----- ----- ----- -------- -------- --------
Total OTTI losses:
  Credit-related....................    (115)    (125)    (183)    --    --    --    (115)    (125)    (183)
  Other (1).........................     (13)     (67)     (44)  (19)   (7)  (41)     (32)     (74)     (85)
                                     -------- -------- -------- ----- ----- ----- -------- -------- --------
   Total OTTI losses................    (128)    (192)    (227)  (19)   (7)  (41)    (147)    (199)    (268)
                                     -------- -------- -------- ----- ----- ----- -------- -------- --------
    Net investment gains (losses)... $     49 $  (176) $  (120) $(13) $   8 $   3 $     36 $  (168) $  (117)
                                     ======== ======== ======== ===== ===== ===== ======== ======== ========

--------

(1)Other OTTI losses recognized in earnings include impairments on (i) equity securities, (ii) perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and (iii) fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Credit Loss Rollforward

   The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                         Years Ended December 31,
                                                                         ------------------------
                                                                            2013         2012
                                                                          ----------  ----------
                                                                             (In millions)
Balance at January 1,................................................... $      285   $      316
Additions:
 Initial impairments -- credit loss OTTI recognized on
  securities not previously impaired....................................          4           38
 Additional impairments -- credit loss OTTI recognized on
  securities previously impaired........................................         54           45
Reductions:
 Sales (maturities, pay downs or prepayments) during the period
  of securities previously impaired as credit loss OTTI.................       (65)         (95)
 Securities impaired to net present value of expected future cash flows.         --         (17)
 Increases in cash flows -- accretion of previous credit loss OTTI......        (1)          (2)
                                                                          ----------  ----------
Balance at December 31,................................................. $      277   $      285
                                                                          ==========  ==========

 Related Party Investment Transactions

   The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                     Years Ended December 31,
                                                                     ------------------------
                                                                      2013    2012     2011
                                                                     ------  -------  ------
                                                                         (In millions)
Estimated fair value of invested assets transferred to affiliates... $  781  $     4  $  170
Amortized cost of invested assets transferred to affiliates......... $  688  $     4  $  164
Net investment gains (losses) recognized on transfers............... $   93  $    --  $    6
Estimated fair value of invested assets transferred from affiliates. $  882  $    --  $  132

   Included within the transfers to affiliates in 2013 and transfers from affiliates in 2013 was $751 million and $739 million, respectively, related to the establishment of a custodial account to secure certain policyholder liabilities. See Note 20.

   The Company purchased from MetLife Bank, $1.5 billion of fixed maturity securities, at estimated fair value, for cash during the year ended December 31, 2012. See "-- Mortgage Loans" for information on additional purchases from this affiliate.

   The Company provides investment administrative services to certain affiliates. The related investment administrative service charges to these affiliates were $172 million, $158 million and $164 million for the years ended December 31, 2013, 2012 and 2011, respectively. The Company also had additional affiliated net investment income of $4 million, $4 million and $3 million for the years ended December 31, 2013, 2012 and 2011, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


   The Company has affiliated loans outstanding, which are included in other invested assets, totaling $1.5 billion at both December 31, 2013 and 2012. At December 31, 2011, the loans were outstanding with Exeter. During 2012, MetLife, Inc. assumed this affiliated debt from Exeter. One loan matured on September 30, 2012 and was replaced by a new loan on October 1, 2012. The loans, which bear interest at a fixed rate, payable semiannually are due as follows: $500 million at 6.44% due on June 30, 2014, $250 million at 3.57% due on October 1, 2019, $250 million at 7.44% due on September 30, 2016, $150 million at 5.64% due July 15, 2021 and $375 million at 5.86% due December 16, 2021. Net investment income from these loans was $90 million, $93 million and $69 million for the years ended December 31, 2013, 2012 and 2011, respectively.

   The Company has a loan outstanding to Exeter, which is included in other invested assets, totaling $75 million at both December 31, 2013 and 2012. This loan is due on December 30, 2014 and bears interest on a weighted average of 6.80%. Net investment income from this loan was $5 million for each of the years ended December 31, 2013, 2012 and 2011, respectively.

9. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 10 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps and structured interest rate swaps to synthetically replicate investment risks and returns which are not readily available in the cash market.

 Interest Rate Derivatives

   The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, swaptions and forwards.

   Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


   The Company uses structured interest rate swaps to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury, agency, or other fixed maturity security. Structured interest rate swaps are included in interest rate swaps. Structured interest rate swaps are not designated as hedging instruments.

   The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively.

   In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

   Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in non-qualifying hedging relationships. Swaptions are included in interest rate options.

   The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow hedging relationships.

   To a lesser extent the Company uses interest rate futures in non-qualifying hedging relationships.

 Foreign Currency Exchange Rate Derivatives

   The Company uses foreign currency exchange rate derivatives including foreign currency swaps, and foreign currency forwards to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow and non-qualifying hedging relationships.

   In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company utilizes foreign currency forwards in non-qualifying hedging relationships.

   To a lesser extent, the Company uses currency options in non-qualifying hedging relationships.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


 Credit Derivatives

   The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, or involuntary restructuring. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in non-qualifying hedging relationships.

   The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

   The Company also enters into certain purchased and written credit default swaps held in relation to trading portfolios for the purpose of generating profits on short-term differences in price. These credit default swaps are not designated as hedging instruments.

   The Company enters into forwards to lock in the price to be paid for forward purchases of certain securities. The price is agreed upon at the time of the contract and payment for the contract is made at a specified future date. When the primary purpose of entering into these transactions is to hedge against the risk of changes in purchase price due to changes in credit spreads, the Company designates these as credit forwards. The Company utilizes credit forwards in cash flow hedging relationships.

 Equity Derivatives

   To a lesser extent the Company uses equity index options in non-qualifying hedging relationships.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                      December 31,
                                                             ---------------------------------------------------------------
                                                                          2013                            2012
                                                             ------------------------------- -------------------------------
                                                                        Estimated Fair Value            Estimated Fair Value
                                                                        --------------------            --------------------
                                                              Notional                        Notional
                           Primary Underlying Risk Exposure    Amount    Assets  Liabilities   Amount    Assets  Liabilities
                           --------------------------------  ---------- -------- ----------- ---------- -------- -----------
                                                                                      (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
  Interest rate swaps..... Interest rate.................... $    5,940 $  1,277  $     68   $    4,824 $  1,893  $     79
  Foreign currency swaps.. Foreign currency exchange rate...      2,591      252       122        3,064      332        71
                                                             ---------- --------  --------   ---------- --------  --------
   Subtotal..............................................         8,531    1,529       190        7,888    2,225       150
                                                             ---------- --------  --------   ---------- --------  --------
Cash flow hedges:
  Interest rate swaps..... Interest rate....................      2,584       77       109        2,984      606        --
  Interest rate forwards.. Interest rate....................        205        3         3          265       58        --
  Foreign currency swaps.. Foreign currency exchange rate...     10,560      374       500        7,595      198       246
                                                             ---------- --------  --------   ---------- --------  --------
   Subtotal..............................................        13,349      454       612       10,844      862       246
                                                             ---------- --------  --------   ---------- --------  --------
    Total qualifying hedges.............................         21,880    1,983       802       18,732    3,087       396
                                                             ---------- --------  --------   ---------- --------  --------
Derivatives Not Designated or Not Qualifying as Hedging Instruments
Interest rate swaps....... Interest rate....................     59,022    1,320       732       41,008    1,978       854
Interest rate floors...... Interest rate....................     38,220      323       234       33,870      737       493
Interest rate caps........ Interest rate....................     29,809      141        --       40,434       63        --
Interest rate futures..... Interest rate....................        105       --        --        2,476       --        10
Interest rate options..... Interest rate....................      4,849      120         8        4,862      336         2
Synthetic GICs............ Interest rate....................      4,409       --        --        4,162       --        --
Foreign currency swaps.... Foreign currency exchange rate...      7,267       79       492        6,411      137       532
Foreign currency forwards. Foreign currency exchange rate...      4,261       44        32        2,131       16        26
Currency options.......... Foreign currency exchange rate...         --       --        --          129        1        --
Credit default
 swaps--purchased......... Credit...........................      1,506        7        21        1,463        7        14
Credit default
 swaps--written........... Credit...........................      6,600      124         1        6,230       55         5
Equity options............ Equity market....................      1,147       --        --          630        1        --
                                                             ---------- --------  --------   ---------- --------  --------
   Total non-designated or non-qualifying derivatives....       157,195    2,158     1,520      143,806    3,331     1,936
                                                             ---------- --------  --------   ---------- --------  --------
    Total...............................................     $  179,075 $  4,141  $  2,322   $  162,538 $  6,418  $  2,332
                                                             ========== ========  ========   ========== ========  ========

  Based on notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2013 and 2012. The Company's use of derivatives includes
(i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules; (ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; and (iii) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these non-qualified derivatives, changes in market factors can lead to the recognition of fair value changes in the consolidated statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                 Years Ended December 31,
                                                ---------------------------
                                                   2013     2012     2011
                                                ---------- ------- --------
                                                       (In millions)
    Derivatives and hedging gains (losses) (1). $  (1,205) $    77 $  2,040
    Embedded derivatives.......................        135     598    (462)
                                                ---------- ------- --------
     Total net derivative gains (losses)....... $  (1,070) $   675 $  1,578
                                                ========== ======= ========

--------

(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

  The following table presents earned income on derivatives:

                                                        Years Ended December 31,
                                                        ------------------------
                                                         2013     2012    2011
                                                         ------  ------  ------
                                                           (In millions)
   Qualifying hedges:
    Net investment income.............................. $  129   $  108  $   96
    Interest credited to policyholder account balances.    148      146     173
   Non-qualifying hedges:
    Net investment income..............................    (6)      (6)     (8)
    Net derivative gains (losses)......................    450      314     179
                                                         ------  ------  ------
      Total............................................ $  721   $  562  $  440
                                                         ======  ======  ======

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

  The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                       Net          Net
                                                    Derivative   Investment
                                                  Gains (Losses) Income (1)
                                                  -------------- ----------
                                                        (In millions)
     Year Ended December 31, 2013:
      Interest rate derivatives..................   $  (1,753)   $      --
      Foreign currency exchange rate derivatives.         (69)          --
      Credit derivatives -- purchased............          (6)        (14)
      Credit derivatives -- written..............          100           1
      Equity derivatives.........................           --        (22)
                                                    ----------   ---------
        Total....................................   $  (1,728)   $    (35)
                                                    ==========   =========
     Year Ended December 31, 2012:
      Interest rate derivatives..................   $     (83)   $      --
      Foreign currency exchange rate derivatives.        (252)          --
      Credit derivatives -- purchased............         (72)        (15)
      Credit derivatives -- written..............          105          --
      Equity derivatives.........................           --        (12)
                                                    ----------   ---------
        Total....................................   $    (302)   $    (27)
                                                    ==========   =========
     Year Ended December 31, 2011:
      Interest rate derivatives..................   $    1,679   $      --
      Foreign currency exchange rate derivatives.          103          --
      Credit derivatives -- purchased............           74           6
      Credit derivatives -- written..............         (61)         (1)
      Equity derivatives.........................           --        (14)
                                                    ----------   ---------
        Total....................................   $    1,795   $     (9)
                                                    ==========   =========

--------

(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures, and changes in estimated fair value related to derivatives held in relation to trading portfolios.

Fair Value Hedges

  The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated assets and liabilities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                               Net Derivative  Net Derivative Ineffectiveness
                                                               Gains (Losses)  Gains (Losses)  Recognized in
Derivatives in Fair Value  Hedged Items in Fair Value Hedging    Recognized    Recognized for Net Derivative
Hedging Relationships                Relationships             for Derivatives  Hedged Items  Gains (Losses)
-------------------------  ----------------------------------- --------------- -------------- ---------------
                                                                               (In millions)
Year Ended December 31, 2013:
Interest rate swaps:       Fixed maturity securities..........   $       34      $     (33)      $       1
                           Policyholder liabilities (1).......        (800)             807              7
Foreign currency swaps:    Foreign-denominated fixed maturity
                           securities.........................           13            (12)              1
                           Foreign-denominated PABs (2).......         (98)             112             14
                                                                 ----------      ----------      ---------
  Total.....................................................     $    (851)      $      874      $      23
                                                                 ==========      ==========      =========
Year Ended December 31, 2012:
Interest rate swaps:       Fixed maturity securities..........   $        2      $      (3)      $     (1)
                           Policyholder liabilities (1).......         (72)              89             17
Foreign currency swaps:    Foreign-denominated fixed maturity
                           securities.........................          (1)               1             --
                           Foreign-denominated PABs (2).......           32            (41)            (9)
                                                                 ----------      ----------      ---------
  Total.....................................................     $     (39)      $       46      $       7
                                                                 ==========      ==========      =========
Year Ended December 31, 2011:
Interest rate swaps:       Fixed maturity securities..........   $     (18)      $       18      $      --
                           Policyholder liabilities (1).......        1,019           (994)             25
Foreign currency swaps:    Foreign-denominated fixed maturity
                           securities.........................            1               3              4
                           Foreign-denominated PABs (2).......           28            (55)           (27)
                                                                 ----------      ----------      ---------
  Total.....................................................     $    1,030      $  (1,028)      $       2
                                                                 ==========      ==========      =========

--------

(1)Fixed rate liabilities reported in PABs or future policy benefits.

(2)Fixed rate or floating rate liabilities.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified certain amounts from AOCI into net derivative gains (losses). These amounts were not significant for the year ending December 31, 2013, and were $1 million and $3 million for the years ended December 31, 2012 and 2011, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  At December 31, 2013 and 2012, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed seven years and eight years, respectively.

  At December 31, 2013 and 2012, the balance in AOCI associated with cash flow hedges was $361 million and $1.1 billion, respectively.

  The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of equity:

                                                    Amount and Location        Amount and Location
                            Amount of Gains          of Gains (Losses)          of Gains (Losses)
Derivatives in Cash Flow  (Losses) Deferred in       Reclassified from        Recognized in Income
Hedging Relationships     AOCI on Derivatives     AOCI into Income (Loss)     (Loss) on Derivatives
------------------------  -------------------- ----------------------------- -----------------------
                          (Effective Portion)       (Effective Portion)       (Ineffective Portion)
-                         -------------------- ----------------------------- -----------------------
                                               Net Derivative Net Investment     Net Derivative
                                               Gains (Losses)     Income         Gains (Losses)
                                               -------------- -------------- -----------------------
                                                       (In millions)
Year Ended December 31, 2013:
Interest rate swaps......  $            (511)    $       20    $         8   $                   (3)
Interest rate forwards...                (43)             1              2                        --
Foreign currency swaps...               (120)          (15)            (3)                         2
Credit forwards..........                 (3)            --              1                        --
                          -------------------- -------------- -------------- -----------------------
  Total..................  $            (677)    $        6    $         8   $                   (1)
                          ==================== ============== ============== =======================
Year Ended December 31, 2012:
Interest rate swaps......  $             (55)    $        3    $         4   $                     1
Interest rate forwards...                 (1)            --              2                        --
Foreign currency swaps...               (187)           (7)            (5)                       (5)
Credit forwards..........                  --            --              1                        --
                          -------------------- -------------- -------------- -----------------------
  Total..................  $            (243)    $      (4)    $         2   $                   (4)
                          ==================== ============== ============== =======================
Year Ended December 31, 2011:
Interest rate swaps......  $              919    $       --    $         1   $                     1
Interest rate forwards...                 128            22              2                         2
Foreign currency swaps...                 166             7            (5)                         1
Credit forwards..........                  18             1             --                        --
                          -------------------- -------------- -------------- -----------------------
  Total..................  $            1,231    $       30    $       (2)   $                     4
                          ==================== ============== ============== =======================

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2013, ($17) million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

Credit Derivatives

  In connection with synthetically created credit investment transactions and credit default swaps held in relation to the trading portfolio, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $6.6 billion and $6.2 billion at December 31, 2013 and

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

2012, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2013 and 2012, the Company would have received $123 million and $50 million, respectively, to terminate all of these contracts.

  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                    December 31,
                                  ---------------------------------------------------------------------------------
                                                    2013                                     2012
                                  ---------------------------------------- ----------------------------------------
                                  Estimated      Maximum                   Estimated      Maximum
                                  Fair Value Amount of Future   Weighted   Fair Value Amount of Future   Weighted
Rating Agency Designation of      of Credit   Payments under    Average    of Credit   Payments under    Average
Referenced                         Default    Credit Default    Years to    Default    Credit Default    Years to
Credit Obligations (1)              Swaps       Swaps (2)     Maturity (3)   Swaps       Swaps (2)     Maturity (3)
----------------------------      ---------- ---------------- ------------ ---------- ---------------- ------------
                                         (In millions)                            (In millions)
Aaa/Aa/A
Single name credit default swaps
  (corporate).................... $       6    $        395            2.6  $      7    $        573            2.5
Credit default swaps referencing
  indices........................        20           2,089            1.6        31           2,064            2.1
                                  ---------- ----------------              ---------- ----------------
 Subtotal........................        26           2,484            1.7        38           2,637            2.2
                                  ---------- ----------------              ---------- ----------------
Baa
Single name credit default swaps
  (corporate)....................        16             874            3.2         4             835            3.2
Credit default swaps referencing
  indices........................        52           2,898            4.7         6           2,469            4.9
                                  ---------- ----------------              ---------- ----------------
 Subtotal........................        68           3,772            4.4        10           3,304            4.5
                                  ---------- ----------------              ---------- ----------------
Ba
Single name credit default swaps
  (corporate)....................        --               5            3.8        --              25            2.7
Credit default swaps referencing
  indices........................        --              --             --        --              --             --
                                  ---------- ----------------              ---------- ----------------
 Subtotal........................        --               5            3.8        --              25            2.7
                                  ---------- ----------------              ---------- ----------------
B
Single name credit default swaps
  (corporate)....................        --              --             --        --              --             --
Credit default swaps referencing
  indices........................        29             339            4.9         2             264            4.9
                                  ---------- ----------------              ---------- ----------------
 Subtotal........................        29             339            4.9         2             264            4.9
                                  ---------- ----------------              ---------- ----------------
   Total......................... $     123    $      6,600            3.4  $     50    $      6,230            3.5
                                  ========== ================              ========== ================

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

  The Company has also entered into credit default swaps to purchase credit protection on certain of the referenced credit obligations in the table above. As a result, the maximum amounts of potential future recoveries available to offset the $6.6 billion and $6.2 billion from the table above were $70 million and $120 million at December 31, 2013 and 2012, respectively.

  Written credit default swaps held in relation to the trading portfolio amounted to $10 million in notional and $0 in fair value at both December 31, 2013 and 2012.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set-off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis, and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

  See Note 10 for a description of the impact of credit risk on the valuation of derivatives.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The estimated fair value of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral was as follows at:

                                                                   December 31, 2013    December 31, 2012
Derivatives Subject to a Master Netting Arrangement or a Similar  -------------------- --------------------
Arrangement                                                        Assets  Liabilities  Assets  Liabilities
----------------------------------------------------------------  -------- ----------- -------- -----------
                                                                                    (In millions)
 Gross estimated fair value of derivatives:
  OTC-bilateral (1).............................................. $  4,026  $  2,232   $  6,556  $  2,408
  OTC-cleared (1)................................................      251       117         --        --
  Exchange-traded................................................       --        --         --        10
                                                                  --------  --------   --------  --------
    Total gross estimated fair value of derivatives (1)..........    4,277     2,349      6,556     2,418
 Amounts offset in the consolidated balance sheets...............       --        --         --        --
                                                                  --------  --------   --------  --------
 Estimated fair value of derivatives presented in the
   consolidated balance sheets (1)...............................    4,277     2,349      6,556     2,418
 Gross amounts not offset in the consolidated balance sheets:
 Gross estimated fair value of derivatives: (2)
  OTC-bilateral..................................................  (1,844)   (1,844)    (2,083)   (2,083)
  OTC-cleared....................................................    (114)     (114)         --        --
  Exchange-traded................................................       --        --         --        --
 Cash collateral: (3)
  OTC-bilateral..................................................  (1,143)       (3)    (3,425)       (1)
  OTC-cleared....................................................    (128)       (3)         --        --
  Exchange-traded................................................       --        --         --      (10)
 Securities collateral: (4)
  OTC-bilateral..................................................  (1,024)     (319)    (1,048)     (261)
  OTC-cleared....................................................       --        --         --        --
  Exchange-traded................................................       --        --         --        --
                                                                  --------  --------   --------  --------
 Net amount after application of master netting agreements and
   collateral.................................................... $     24  $     66   $     --  $     63
                                                                  ========  ========   ========  ========

--------

(1)At December 31, 2013 and 2012, derivative assets include income or expense accruals reported in accrued investment income or in other liabilities of $136 million and $138 million, respectively, and derivative liabilities include income or expense accruals reported in accrued investment income or in other liabilities of $27 million and $86 million, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received is included in cash and cash equivalents , short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

   derivatives and is included in premiums, reinsurance and other receivables in the consolidated balance sheets. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2013 and 2012, the Company received excess cash collateral of $47 million and $0, respectively, and provided excess cash collateral of $3 million and $25 million, respectively, which is not included in the table above due to the foregoing limitation.

(4)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the consolidated balance sheets. Subject to certain constraints, the Company is permitted by contract to sell or repledge this collateral, but at December 31, 2013 none of the collateral had been sold or repledged. Securities collateral pledged by the Company is reported in fixed maturity securities in the consolidated balance sheets. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2013 and 2012, the Company received excess securities collateral with an estimated fair value of $106 million and $139 million, respectively, for its OTC-bilateral derivatives which are not included in the table above due to the foregoing limitation. At December 31, 2013 and 2012, the Company provided excess securities collateral with an estimated fair value of $25 million and $0 , respectively, for its OTC-bilateral derivatives, and $106 million and $0, respectively, for its OTC-cleared derivatives, which are not included in the table above due to the foregoing limitation. At both December 31, 2013 and 2012, the Company did not pledge any securities collateral for its exchange traded derivatives.

  The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include financial strength-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength ratings of the Company and/or the credit ratings of the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's financial strength rating at the reporting date or if the Company's financial strength rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                   Estimated Fair Value of       Fair Value of Incremental Collateral
                                                     Collateral Provided:                   Provided Upon:
                                                 ---------------------------- ------------------------------------------
                                                                                                   Downgrade in the
                                                                                                 Company's Financial
                                                                                                 Strength Rating to a
                                    Estimated                                    One Notch     Level that Triggers Full
                                  Fair Value of                                Downgrade in           Overnight
                                  Derivatives in                               the Company's     Collateralization or
                                  Net Liability  Fixed Maturity                  Financial           Termination
                                   Position (1)    Securities       Cash      Strength Rating of the Derivative Position
                                  -------------- -------------- ------------- --------------- --------------------------
                                                                (In millions)
December 31, 2013:
Derivatives subject to financial
  strength-contingent
  provisions.....................  $        354     $    344       $    --        $    --           $            5
Derivatives not subject to
  financial strength-contingent
  provisions.....................             4           --             3             --                       --
                                  -------------- -------------- ------------- --------------- --------------------------
 Total...........................  $        358     $    344       $     3        $    --           $            5
                                  ============== ============== ============= =============== ==========================
December 31, 2012:
Derivatives subject to financial
  strength-contingent
  provisions.....................  $        263     $    261       $    --        $    --           $            1
Derivatives not subject to
  financial strength-contingent
  provisions.....................            --           --             1             --                       --
                                  -------------- -------------- ------------- --------------- --------------------------
 Total...........................  $        263     $    261       $     1        $    --           $            1
                                  ============== ============== ============= =============== ==========================

--------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; funds withheld on ceded reinsurance and affiliated funds withheld on ceded reinsurance; funding agreements with equity or bond indexed crediting rates; and certain debt and equity securities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                       December 31,
                                                                                     -----------------
                                                           Balance Sheet Location      2013     2012
                                                          -------------------------- -------- --------
                                                                                       (In millions)
Net embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits...................... Premiums, reinsurance and
                                                          other receivables......... $   (62) $  1,362
  Options embedded in debt or equity
   securities............................................ Investments...............    (106)     (55)
                                                                                     -------- --------
   Net embedded derivatives within asset host contracts..........................    $  (168) $  1,307
                                                                                     ======== ========
Net embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits..................... PABs...................... $  (868) $   (92)
  Funds withheld on ceded reinsurance.................... Other liabilities.........      758    1,563
  Other.................................................. PABs......................        4       16
                                                                                     -------- --------
   Net embedded derivatives within liability host contracts......................    $  (106) $  1,487
                                                                                     ======== ========

  The following table presents changes in estimated fair value related to embedded derivatives:

                                                 Years Ended December 31,
                                                 ----------------------
                                                  2013     2012    2011
                                                 ------   ------ --------
                                                     (In millions)
         Net derivative gains (losses) (1), (2). $  135   $  598 $  (462)

--------

(1)The valuation of direct guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses), in connection with this adjustment, were ($42) million, ($71) million and $88 million for the years ended December 31, 2013, 2012 and 2011, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $125 million, $122 million and ($219) million for the years ended December 31, 2013, 2012 and 2011, respectively.

(2)See Note 6 for discussion of affiliated net derivative gains (losses) included in the table above.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


10. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

  Level 1  Unadjusted quoted prices in active
           markets for identical assets or
           liabilities. The Company defines
           active markets based on average
           trading volume for equity securities.
           The size of the bid/ask spread is
           used as an indicator of market
           activity for fixed maturity
           securities.

  Level 2  Quoted prices in markets that are not
           active or inputs that are observable
           either directly or indirectly. These
           inputs can include quoted prices for
           similar assets or liabilities other
           than quoted prices in Level 1, quoted
           prices in markets that are not
           active, or other significant inputs
           that are observable or can be derived
           principally from or corroborated by
           observable market data for
           substantially the full term of the
           assets or liabilities.

  Level 3  Unobservable inputs that are
           supported by little or no market
           activity and are significant to the
           determination of estimated fair value
           of the assets or liabilities.
           Unobservable inputs reflect the
           reporting entity's own assumptions
           about the assumptions that market
           participants would use in pricing the
           asset or liability.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below.

                                                                            December 31, 2013
                                                              ----------------------------------------------
                                                                   Fair Value Hierarchy
                                                              ------------------------------
                                                                                             Total Estimated
                                                               Level 1   Level 2    Level 3    Fair Value
                                                              --------- ---------- --------- ---------------
                                                                           (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $      -- $   58,960 $   5,269  $     64,229
  U.S. Treasury and agency...................................    15,858     14,624        62        30,544
  Foreign corporate..........................................        --     25,558     3,198        28,756
  RMBS.......................................................        --     22,197     2,513        24,710
  CMBS.......................................................        --      7,946       430         8,376
  ABS........................................................        --      5,298     2,526         7,824
  State and political subdivision............................        --      5,777        --         5,777
  Foreign government.........................................        --      3,256       274         3,530
                                                              --------- ---------- ---------  ------------
   Total fixed maturity securities...........................    15,858    143,616    14,272       173,746
                                                              --------- ---------- ---------  ------------
Equity securities:
  Common stock...............................................       361        753        50         1,164
  Non-redeemable preferred stock.............................        --        450       278           728
                                                              --------- ---------- ---------  ------------
   Total equity securities...................................       361      1,203       328         1,892
                                                              --------- ---------- ---------  ------------
Trading and FVO securities:
  Actively Traded Securities.................................         2        648        12           662
  FVO general account securities.............................        --         24        14            38
  FVO securities held by CSEs................................        --         23        --            23
                                                              --------- ---------- ---------  ------------
   Total trading and FVO securities..........................         2        695        26           723
Short-term investments (1)...................................     1,387      4,224       175         5,786
Residential mortgage loans -- FVO                                    --         --       338           338
  Derivative assets: (2)
   Interest rate.............................................        --      3,258         3         3,261
   Foreign currency exchange rate............................        --        735        14           749
   Credit....................................................        --        108        23           131
   Equity market.............................................        --         --        --            --
                                                              --------- ---------- ---------  ------------
    Total derivative assets..................................        --      4,101        40         4,141
                                                              --------- ---------- ---------  ------------
Net embedded derivatives within asset host contracts (3).....        --         --      (62)          (62)
Separate account assets (4)..................................    28,422    105,165     1,209       134,796
                                                              --------- ---------- ---------  ------------
    Total assets............................................. $  46,030 $  259,004 $  16,326  $    321,360
                                                              ========= ========== =========  ============
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $      -- $    1,150 $       4  $      1,154
  Foreign currency exchange rate.............................        --      1,146        --         1,146
  Credit.....................................................        --         22        --            22
  Equity market..............................................        --         --        --            --
                                                              --------- ---------- ---------  ------------
   Total derivative liabilities..............................        --      2,318         4         2,322
Net embedded derivatives within liability host contracts (3).        --          4     (110)         (106)
Long-term debt...............................................        --         79        43           122
Long-term debt of CSEs.......................................        --         --        28            28
Trading liabilities (5)......................................       260          2        --           262
                                                              --------- ---------- ---------  ------------
    Total liabilities........................................ $     260 $    2,403 $    (35)  $      2,628
                                                              ========= ========== =========  ============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                                                             December 31, 2012
                                                              ------------------------------------------------
                                                                    Fair Value Hierarchy
                                                              --------------------------------
                                                                                               Total Estimated
                                                               Level 1    Level 2    Level 3     Fair Value
                                                              ---------- ---------- ---------- ---------------
                                                                             (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $       -- $   61,540 $    5,460   $   67,000
  U.S. Treasury and agency...................................     17,653     14,927         71       32,651
  Foreign corporate..........................................         --     27,180      3,054       30,234
  RMBS.......................................................         --     23,323      1,702       25,025
  CMBS.......................................................         --      9,384        402        9,786
  ABS........................................................         --      6,202      1,923        8,125
  State and political subdivision............................         --      6,720         --        6,720
  Foreign government.........................................         --      3,853        282        4,135
                                                              ---------- ---------- ----------   ----------
    Total fixed maturity securities..........................     17,653    153,129     12,894      183,676
                                                              ---------- ---------- ----------   ----------
Equity securities:
  Common stock...............................................        189        792         60        1,041
  Non-redeemable preferred stock.............................         --        177        281          458
                                                              ---------- ---------- ----------   ----------
    Total equity securities..................................        189        969        341        1,499
                                                              ---------- ---------- ----------   ----------
Trading and FVO securities:
  Actively Traded Securities.................................          7        646          6          659
  FVO general account securities.............................         --         26         26           52
  FVO securities held by CSEs................................         --         41         --           41
                                                              ---------- ---------- ----------   ----------
    Total trading and FVO securities.........................          7        713         32          752
                                                              ---------- ---------- ----------   ----------
Short-term investments (1)...................................      2,565      3,936        252        6,753
Residential mortgage loans -- FVO............................         --         --         --           --
  Derivative assets: (2)
    Interest rate............................................         --      5,613         58        5,671
    Foreign currency exchange rate...........................         --        646         38          684
    Credit...................................................         --         29         33           62
    Equity market............................................         --          1         --            1
                                                              ---------- ---------- ----------   ----------
     Total derivative assets.................................         --      6,289        129        6,418
                                                              ---------- ---------- ----------   ----------
Net embedded derivatives within asset host contracts (3).....         --         --      1,362        1,362
Separate account assets (4)..................................     24,237     95,794        940      120,971
                                                              ---------- ---------- ----------   ----------
     Total assets............................................ $   44,651 $  260,830 $   15,950   $  321,431
                                                              ========== ========== ==========   ==========
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $       10 $    1,428 $       --   $    1,438
  Foreign currency exchange rate.............................         --        874          1          875
  Credit.....................................................         --         19         --           19
                                                              ---------- ---------- ----------   ----------
       Total derivative liabilities..........................         10      2,321          1        2,332
Net embedded derivatives within liability host contracts (3).         --         16      1,471        1,487
Long-term debt...............................................         --         --         --           --
Long-term debt of CSEs.......................................         --         --         44           44
Trading liabilities (5)......................................        163         --         --          163
                                                              ---------- ---------- ----------   ----------
     Total liabilities....................................... $      173 $    2,337 $    1,516   $    4,026
                                                              ========== ========== ==========   ==========

--------

(1)Short-term investments as presented in the tables above differ from the amounts presented in the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


(2)Derivative assets are presented within other invested assets in the consolidated balance sheets and derivative liabilities are presented within other liabilities in the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(3)Net embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables in the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented within PABs and other liabilities in the consolidated balance sheets. At December 31, 2013 and 2012, equity securities also included embedded derivatives of ($106) million and ($55) million, respectively.

(4)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

(5)Trading liabilities are presented within other liabilities in the consolidated balance sheets.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committees of Metropolitan Life Insurance Company's and MetLife, Inc.'s Boards of Directors regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

  process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent 1% of the total estimated fair value of fixed maturity securities and 12% of the total estimated fair value of Level 3 fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities, Short-term Investments, Long-term Debt and Trading Liabilities

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

    The estimated fair value of FVO securities held by CSEs, long-term debt and trading liabilities is determined on a basis consistent with the methodologies described herein for securities.

  Level 2 Valuation Techniques and Key Inputs:

    This level includes securities priced principally by independent pricing services using observable inputs. Trading and FVO securities and short-term investments within this level are of a similar nature and class to the Level 2 fixed maturity securities and equity securities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   U.S. corporate and foreign corporate securities

     These securities are principally valued using the market and income approaches. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Privately-placed securities are valued using matrix pricing methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer, and in certain cases, delta spread adjustments to reflect specific credit-related issues.

   U.S. Treasury and agency securities

     These securities are principally valued using the market approach. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as a benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

   Structured securities comprised of RMBS, CMBS and ABS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using standard market inputs, including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information, including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

   State and political subdivision and foreign government securities

     These securities are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques using standard market observable inputs, including a benchmark U.S. Treasury yield or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

   Common and non-redeemable preferred stock

     These securities are principally valued using the market approach. Valuations are based principally on observable inputs, including quoted prices in markets that are not considered active.

  Level 3 Valuation Techniques and Key Inputs:

    In general, securities classified within Level 3 use many of the same valuation techniques and inputs as described previously for Level 2. However, if key inputs are unobservable, or if the investments are less

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

  liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates, generally causing these investments to be classified in Level 3.

    Trading and FVO securities and short-term investments within this level are of a similar nature and class to the Level 3 securities described below; accordingly, the valuation techniques and significant market standard observable inputs used in their valuation are also similar to those described below.

   U.S. corporate and foreign corporate securities

     These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including illiquidity premium, delta spread adjustments to reflect specific credit-related issues, credit spreads; and inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on independent non-binding broker quotations.

   Structured securities comprised of RMBS, CMBS and ABS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, including credit spreads. Below investment grade securities and sub-prime RMBS included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain of these valuations are based on independent non-binding broker quotations.

   Foreign government securities

     These securities are principally valued using the market approach. Valuations are based primarily on independent non-binding broker quotations and inputs, including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on matrix pricing that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, including credit spreads.

   Common and non-redeemable preferred stock

     These securities, including privately-held securities and financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using inputs such as comparable credit rating and issuance structure. Certain of these securities are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2 and independent non-binding broker quotations.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Mortgage Loans

    The Company has elected the FVO for certain residential mortgage loans held-for-investment.

  Level 3 Valuation Techniques and Key Inputs:

   Residential mortgage loans -- FVO

     For these investments, the estimated fair values are based primarily on matrix pricing or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data.

  Separate Account Assets

    Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Separate account assets include: mutual funds, fixed maturity securities, equity securities, derivatives, hedge funds, other limited partnership interests, short-term investments and cash and cash equivalents.

  Level 2 Valuation Techniques and Key Inputs:

    These assets are comprised of investments that are similar in nature to the instruments described under "-- Securities, Short-term Investments, Long-term Debt and Trading Liabilities" and "-- Derivatives -- Freestanding Derivatives." Also included are certain mutual funds and hedge funds without readily determinable fair values as prices are not published publicly. Valuation of the mutual funds and hedge funds is based upon quoted prices or reported NAV provided by the fund managers.

  Level 3 Valuation Techniques and Key Inputs:

    These assets are comprised of investments that are similar in nature to the instruments described under "-- Securities, Short-term Investments, Long-term Debt and Trading Liabilities" and "-- Derivatives -- Freestanding Derivatives." Also included are other limited partnership interests, which are valued giving consideration to the value of the underlying holdings of the partnerships and by applying a premium or discount, if appropriate, for factors such as liquidity, bid/ask spreads, the performance record of the fund manager or other relevant variables that may impact the exit value of the particular partnership interest.

 Derivatives

   The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

 risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

   The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant inputs that are unobservable generally include references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

   Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

   The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Freestanding Derivatives

  Level 2 Valuation Techniques and Key Inputs:

    This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3. These derivatives are principally valued using the income approach.

   Interest rate

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and basis curves.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


     Option-based. Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, basis curves and interest rate volatility.

   Foreign currency exchange rate

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, basis curves, currency spot rates and cross currency basis curves.

   Credit

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, credit curves and recovery rates.

   Equity market

     Option-based. Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, spot equity index levels, dividend yield curves and equity volatility.

  Level 3 Valuation Techniques and Key Inputs:

    These derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. These valuation methodologies generally use the same inputs as described in the corresponding sections above for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

   Interest rate

     Non-option-based. Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve and basis curves.

   Foreign currency exchange rate

     Non-option-based. Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve, basis curves, cross currency basis curves and currency correlation.

   Credit

     Non-option-based. Significant unobservable inputs may include credit spreads, repurchase rates and the extrapolation beyond observable limits of the swap yield curve and credit curves. Certain of these derivatives are valued based on independent non-binding broker quotations.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


 Embedded Derivatives

   Embedded derivatives principally include certain direct variable annuity guarantees, certain affiliated ceded reinsurance agreements related to such variable annuity guarantees, equity or bond indexed crediting rates within certain funding agreements and those related to ceded funds withheld on reinsurance. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs in the consolidated balance sheets.

   The fair value of these embedded derivatives, estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk free rates.

   Capital market assumptions, such as risk free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

   The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife, Inc.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company ceded the risk associated with certain of the GMIBs, GMABs and GMWBs previously described. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives,

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

 the Company also ceded directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

   The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments, Long-term Debt and Trading Liabilities." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities in the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

   The estimated fair value of the embedded equity and bond indexed derivatives contained in certain funding agreements is determined using market standard swap valuation models and observable market inputs, including a nonperformance risk adjustment. The estimated fair value of these embedded derivatives are included, along with their funding agreements host, within PABs with changes in estimated fair value recorded in net derivative gains (losses). Changes in equity and bond indices, interest rates and the Company's credit standing may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

  Embedded Derivatives Within Asset and Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

   Direct guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

   Reinsurance ceded on certain guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct Guaranteed Minimum Benefits" and also include counterparty credit spreads.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   Embedded Derivatives Within Funds Withheld Related to Certain Ceded
   Reinsurance

     These embedded derivatives are principally valued using the income approach. The valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and the fair value of assets within the reference portfolio. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include the fair value of certain assets within the reference portfolio which are not observable in the market and cannot be derived principally from, or corroborated by, observable market data.

 Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

    For assets and liabilities measured at estimated fair value and still held at December 31, 2013, transfers between Levels 1 and 2 were not significant. There were no transfers between Levels 1 and 2 for assets and liabilities measured at estimated fair value and still held at December 31, 2012.

  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

    Transfers into Level 3 for fixed maturity securities and separate account assets were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments, or credit spreads.

    Transfers out of Level 3 for fixed maturity securities and mortgage loans resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs (such as observable spreads used in pricing securities) or increases in market activity and upgraded credit ratings.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:


                                                                            December 31, 2013
                                                                      -----------------------------
                                                Significant                                Weighted
                  Valuation Techniques       Unobservable Inputs            Range         Average (1)
                ------------------------- --------------------------  ----------------    -----------
Fixed maturity securities: (3)
 U.S.                                     Delta spread
  corporate                                 adjustments (4)
  and foreign
  corporate.... Matrix pricing                                           (10)  -     240       38
                                          Illiquidity premium (4)          30  -      30       30
                                          Credit spreads (4)          (1,489)  -     876      193
                                          Offered quotes (5)                4  -     104      100
                Consensus pricing         Offered quotes (5)               33  -     140       98
                --------------------------------------------------------------------------------------
 RMBS.......... Matrix pricing and        Credit spreads (4)
                  discounted cash flow                                  (136)  -   3,609      286
                Market pricing            Quoted prices (5)                22  -     100       98
                Consensus pricing         Offered quotes (5)               69  -     101       93
                --------------------------------------------------------------------------------------
 CMBS.......... Matrix pricing and        Credit spreads (4)
                  discounted cash flow                                    215  -   2,025      475
                Market pricing            Quoted prices (5)                89  -     104       99
                Consensus pricing         Offered quotes (5)               90  -     101       96
                --------------------------------------------------------------------------------------
 ABS........... Matrix pricing and        Credit spreads (4)
                  discounted cash flow                                     30  -   1,878      119
                Market pricing            Quoted prices (5)                --  -     106      101
                Consensus pricing         Offered quotes (5)               56  -     106       98
                --------------------------------------------------------------------------------------
 Foreign                                  Credit spreads (4)
  government... Matrix pricing
                Market pricing            Quoted prices (5)                77  -     108       87
                Consensus pricing         Offered quotes (5)              104  -     140      118
Derivatives:
 Interest rate. Present value             Swap yield (7)
                  techniques                                              401  -     450
                --------------------------------------------------------------------------------------
 Foreign                                  Swap yield (7)
  currency      Present value
  exchange rate   techniques                                              580  -     767
                                          Correlation (8)                  38% -      47%
                --------------------------------------------------------------------------------------
 Credit........ Present value             Credit spreads (9)
                  techniques                                               98  -     101
                Consensus pricing         Offered quotes (10)
                --------------------------------------------------------------------------------------
Embedded
 derivatives:
 Direct and     Option pricing            Mortality rates:
  ceded           techniques                  Ages 0 - 40
  guaranteed
  minimum
  benefits.....                                                             0% -    0.10%
                                              Ages 41 -60                0.04% -    0.65%
                                              Ages 61 -115               0.26% -     100%
                                          Lapse rates:
                                              Durations 1 -10            0.50% -     100%
                                              Durations 11 -20              3% -     100%
                                              Durations 21 -116             3% -     100%
                                          Utilization rates                20% -      50%
                                          Withdrawal rates               0.07% -      10%
                                          Long-term equity
                                            volatilities                17.40% -      25%
                                          Nonperformance risk
                                            spread                       0.03% -    0.44%
                --------------------------------------------------------------------------------------

                                                                                                        Impact of
                                                                            December 31, 2012          Increase in
                                                                      -----------------------------     Input on
                                                Significant                                Weighted     Estimated
                  Valuation Techniques       Unobservable Inputs            Range         Average (1) Fair Value (2)
                ------------------------- --------------------------  ----------------    ----------- --------------
Fixed maturity securities: (3)
 U.S.                                     Delta spread
  corporate                                 adjustments (4)
  and foreign
  corporate.... Matrix pricing                                           (50)  -     500       84       Decrease
                                          Illiquidity premium (4)          30  -      30       30       Decrease
                                          Credit spreads (4)          (1,416)  -     830      285       Decrease
                                          Offered quotes (5)               --  -     178      139       Increase
                Consensus pricing         Offered quotes (5)               35  -     105       91       Increase
                -----------------------------------------------------------------------------------------------------
 RMBS.......... Matrix pricing and        Credit spreads (4)
                  discounted cash flow                                      9  -   2,980      541     Decrease (6)
                Market pricing            Quoted prices (5)                13  -     100       99     Increase (6)
                Consensus pricing         Offered quotes (5)               28  -     100       75     Increase (6)
                -----------------------------------------------------------------------------------------------------
 CMBS.......... Matrix pricing and        Credit spreads (4)
                  discounted cash flow                                     35  -   4,750      486     Decrease (6)
                Market pricing            Quoted prices (5)               100  -     104      102     Increase (6)
                Consensus pricing         Offered quotes (5)                                          Increase (6)
                -----------------------------------------------------------------------------------------------------
 ABS........... Matrix pricing and        Credit spreads (4)
                  discounted cash flow                                     --  -   1,829      105     Decrease (6)
                Market pricing            Quoted prices (5)                40  -     102       99     Increase (6)
                Consensus pricing         Offered quotes (5)               --  -     111       97     Increase (6)
                -----------------------------------------------------------------------------------------------------
 Foreign                                  Credit spreads (4)
  government... Matrix pricing                                            111  -     111      111       Decrease
                Market pricing            Quoted prices (5)                77  -     101       87       Increase
                Consensus pricing         Offered quotes (5)               82  -     158      130       Increase
Derivatives:
 Interest rate. Present value             Swap yield (7)
                  techniques                                              186  -     332              Increase (11)
                -----------------------------------------------------------------------------------------------------
 Foreign                                  Swap yield (7)
  currency      Present value
  exchange rate   techniques                                              647  -     795              Increase (11)
                                          Correlation (8)                  43% -      57%
                -----------------------------------------------------------------------------------------------------
 Credit........ Present value             Credit spreads (9)
                  techniques                                              100  -     100              Decrease (9)
                Consensus pricing         Offered quotes (10)
                -----------------------------------------------------------------------------------------------------
Embedded
 derivatives:
 Direct and     Option pricing            Mortality rates:
  ceded           techniques                  Ages 0 - 40
  guaranteed
  minimum
  benefits.....                                                             0% -    0.10%             Decrease (12)
                                              Ages 41 -60                0.05% -    0.64%             Decrease (12)
                                              Ages 61 -115               0.32% -     100%             Decrease (12)
                                          Lapse rates:
                                              Durations 1 -10            0.50% -     100%             Decrease (13)
                                              Durations 11 -20              3% -     100%             Decrease (13)
                                              Durations 21 -116             3% -     100%             Decrease (13)
                                          Utilization rates                20% -      50%             Increase (14)
                                          Withdrawal rates               0.07% -      10%                     (15)
                                          Long-term equity
                                            volatilities                17.40% -      25%             Increase (16)
                                          Nonperformance risk
                                            spread                       0.10% -    0.67%             Decrease (17)
                -----------------------------------------------------------------------------------------------------

--------

(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curve is utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(9)Represents the risk quoted in basis points of a credit default event on the underlying instrument. The range being provided is a single quoted spread in the valuation model. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(10)At both December 31, 2013 and 2012, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(11)Changes are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(12)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(13)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

   type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(16)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(17)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain ceded reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The residential mortgage loans -- FVO and long-term debt of CSEs -- FVO are valued using independent non-binding broker quotations and internal models including matrix pricing and discounted cash flow methodologies using current interest rates. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "--Nonrecurring Fair Value Measurements."

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                             Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ------------------------------------------------------------------------------
                                                                    Fixed Maturity Securities:
                                          ------------------------------------------------------------------------------
                                                       U.S.                                        State and
                                            U.S.     Treasury   Foreign                            Political   Foreign
                                          Corporate and Agency Corporate   RMBS    CMBS    ABS    Subdivision Government
                                          --------- ---------- --------- -------- ------ -------- ----------- ----------
                                                                          (In millions)
Year Ended December 31, 2013:
Balance at January 1,.................... $  5,460    $  71    $  3,054  $  1,702 $  402 $  1,923    $  --      $  282
Total realized/unrealized gains (losses)
 included in:
 Net income (loss): (1), (2).............
   Net investment income.................        2       --           1        30    (1)       --       --           4
   Net investment gains (losses).........     (37)       --        (22)       (2)     --        4       --           2
   Net derivative gains (losses).........       --       --          --        --     --       --       --          --
 OCI.....................................     (36)      (3)           3       140      2     (27)       --        (45)
Purchases (3)............................    1,188       --         842     1,001    221    1,133       --          69
Sales (3)................................    (862)      (6)       (646)     (328)   (66)    (429)       --        (37)
Issuances (3)............................       --       --          --        --     --       --       --          --
Settlements (3)..........................       --       --          --        --     --       --       --          --
Transfers into Level 3 (4)...............      717       --         250        41     74        1       --           1
Transfers out of Level 3 (4).............  (1,163)       --       (284)      (71)  (202)     (79)       --         (2)
                                          --------    -----    --------  -------- ------ --------    -----      ------
Balance at December 31,.................. $  5,269    $  62    $  3,198  $  2,513 $  430 $  2,526    $  --      $  274
                                          ========    =====    ========  ======== ====== ========    =====      ======
Changes in unrealized gains (losses)
 included in net income (loss): (5)
 Net investment income................... $      1    $  --    $     --  $     35 $  (1) $     --    $  --      $    4
 Net investment gains (losses)........... $   (40)    $  --    $     --  $    (3) $   -- $     --    $  --      $   --
 Net derivative gains (losses)........... $     --    $  --    $     --  $     -- $   -- $     --    $  --      $   --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                         --------------------------------------------------------------------------------
                                         Equity Securities: Trading and FVO Securities:
                                         -----------------  ---------------------------
                                                    Non-                     FVO                    Residential
                                                 redeemable  Actively      General                   Mortgage    Separate
                                         Common  Preferred    Traded       Account      Short-term    Loans -    Account
                                         Stock     Stock    Securities    Securities    Investments     FVO     Assets (6)
                                         ------  ---------- ----------    ----------    ----------- ----------- ----------
                                                                       (In millions)
Year Ended December 31, 2013:
Balance at January 1,................... $  60     $  281     $   6         $  26         $  252      $   --     $    940
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
  Net investment income.................    --         --        --             5             --           1           --
  Net investment gains (losses).........    20       (30)        --             6           (23)          --           42
  Net derivative gains (losses).........    --         --        --            --             --          --           --
 OCI....................................   (5)         84        --            --             19          --           --
Purchases (3)...........................     5         17         9            --            174         339          185
Sales (3)...............................  (31)       (74)        --          (23)          (247)         (2)        (204)
Issuances (3)...........................    --         --        --            --             --          --           72
Settlements (3).........................    --         --        --            --             --          --           --
Transfers into Level 3 (4)..............     1         --        --            --             --          --          236
Transfers out of Level 3 (4)............    --         --       (3)            --             --          --         (62)
                                         -----     ------     -----         -----         ------      ------     --------
Balance at December 31,................. $  50     $  278     $  12         $  14         $  175      $  338     $  1,209
                                         =====     ======     =====         =====         ======      ======     ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
 Net investment income.................. $  --     $   --     $  --         $   5         $   --           1     $     --
 Net investment gains (losses).......... $  --     $ (17)     $  --         $  --         $    1          --     $     --
 Net derivative gains (losses).......... $  --     $   --     $  --         $  --         $   --          --     $     --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                         Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                         -----------------------------------------------------------------------
                                           Net Derivatives: (7)
                                         -----------------------------
                                                    Foreign
                                                    Currency                 Net
                                         Interest   Exchange              Embedded      Long-term   Long-term
                                           Rate       Rate     Credit  Derivatives (8)    Debt     Debt of CSEs
                                         --------   --------   ------  ---------------  ---------  ------------
                                                                  (In millions)
Year Ended December 31, 2013:
Balance at January 1,...................  $  58      $  37     $  33       $(109)        $    --     $  (44)
Total realized/unrealized gains(
 losses) included in:
 Net income (loss): (1), (2)
  Net investment income.................     --         --        --           --             --          --
  Net investment gains (losses).........     --         --        --           --             --         (2)
  Net derivative gains (losses).........    (3)       (24)       (8)          102             --          --
 OCI....................................   (44)         --        --           --             --          --
Purchases (3)...........................     --         --        --           --             --          --
Sales (3)...............................     --         --        --           --             --          --
Issuances (3)...........................     --         --       (1)           --           (43)          --
Settlements (3).........................   (12)          1       (1)           55             --          18
Transfers into Level 3 (4)..............     --         --        --           --             --          --
Transfers out of Level 3 (4)............     --         --        --           --             --          --
                                          -----      -----     -----       ------        -------     -------
Balance at December 31,.................  $ (1)      $  14     $  23       $   48        $  (43)     $  (28)
                                          =====      =====     =====       ======        =======     =======
Changes in unrealized gains (losses)
 included in net income (loss): (5)
 Net investment income..................  $  --      $  --     $  --       $   --        $    --     $    --
 Net investment gains (losses)..........  $  --      $  --     $  --       $   --        $    --     $   (2)
 Net derivative gains (losses)..........  $  --      $(24)     $ (5)       $  115        $    --     $    --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                            Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                         ------------------------------------------------------------------------------
                                                                   Fixed Maturity Securities:
                                         ------------------------------------------------------------------------------
                                                      U.S.                                        State and
                                           U.S.     Treasury   Foreign                            Political   Foreign
                                         Corporate and Agency Corporate   RMBS    CMBS    ABS    Subdivision Government
                                         --------- ---------- --------- -------- ------ -------- ----------- ----------
                                                                         (In millions)
Year Ended December 31, 2012:
Balance at January 1,................... $  4,919    $  25    $  2,258  $    691 $  219 $  1,146    $  --      $  291
Total realized/unrealized gains
 (losses) included in:
Net income (loss): (1), (2).............
  Net investment income.................        7       --           6        27     --        1       --           5
  Net investment gains (losses).........      (2)       --        (52)       (5)    (7)      (1)       --         (5)
  Net derivative gains (losses).........       --       --          --        --     --       --       --          --
 OCI....................................      173       --         142       220    (3)      (3)       --          19
Purchases (3)...........................    1,282       47       1,213       892    268      953       --           2
Sales (3)...............................    (848)      (1)       (489)     (242)  (167)    (157)       --        (55)
Issuances (3)...........................       --       --          --        --     --       --       --          --
Settlements (3).........................       --       --          --        --     --       --       --          --
Transfers into Level 3 (4)..............      559       --          99       131    104        4       --          25
Transfers out of Level 3 (4)............    (630)       --       (123)      (12)   (12)     (20)       --          --
                                         --------    -----    --------  -------- ------ --------    -----      ------
Balance at December 31,................. $  5,460    $  71    $  3,054  $  1,702 $  402 $  1,923    $  --      $  282
                                         ========    =====    ========  ======== ====== ========    =====      ======
Changes in unrealized gains (losses)
 included in net income (loss): (5)
 Net investment income.................. $      4    $  --    $      5  $     27 $   -- $      1    $  --      $    5
 Net investment gains (losses).......... $    (3)    $  --    $   (13)  $    (2) $   -- $     --    $  --      $   --
 Net derivative gains (losses).......... $     --    $  --    $     --  $     -- $   -- $     --    $  --      $   --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                               --------------------------------------------------------------------------
                               Equity Securities:    Trading and FVO Securities:
                               -----------------  ---------------------------------
                                          Non-                  FVO
                                       redeemable  Actively   General               Residential  Separate
                               Common  Preferred    Traded    Account   Short-term   Mortgage    Account
                               Stock     Stock    Securities Securities Investments Loans - FVO Assets (6)
                               ------  ---------- ---------- ---------- ----------- ----------- ----------
                                                             (In millions)
Year Ended December 31, 2012:
Balance at January 1,......... $  104    $  293     $  --      $  14      $  134       $  --     $  1,082
Total realized/unrealized
 gains (losses) included in:
 Net income (loss): (1), (2)..
  Net investment income.......     --        --        --         12          --          --           --
  Net investment gains
    (losses)..................      7       (1)        --         --          --          --           84
  Net derivative gains
    (losses)..................     --        --        --         --          --          --           --
 OCI..........................    (7)        16        --         --        (19)          --           --
Purchases (3).................     10         5         6         --         246          --          171
Sales (3).....................   (24)      (32)        --         --       (106)          --        (379)
Issuances (3).................     --        --        --         --          --          --            2
Settlements (3)...............     --        --        --         --          --          --          (1)
Transfers into Level 3 (4)....      1        --        --         --           5          --           24
Transfers out of Level 3 (4)..   (31)        --        --         --         (8)          --         (43)
                               ------    ------     -----      -----      ------       -----     --------
Balance at December 31,....... $   60    $  281     $   6      $  26      $  252       $  --     $    940
                               ======    ======     =====      =====      ======       =====     ========
Changes in unrealized gains
 (losses) included in net
 income (loss): (5)
 Net investment income........ $   --    $   --     $  --      $  12      $   --       $  --     $     --
 Net investment gains (losses) $  (4)    $   --     $  --      $  --      $   --       $  --     $     --
 Net derivative gains (losses) $   --    $   --     $  --      $  --      $   --       $  --     $     --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                         ------------------------------------------------------------------------
                                           Net Derivatives: (7)
                                         ------------------------------------
                                                      Foreign
                                                      Currency                      Net
                                         Interest     Exchange                   Embedded          Long-term
                                           Rate         Rate       Credit     Derivatives (8)     Debt of CSEs
                                         --------     --------     ------     ---------------     ------------
                                                             (In millions)
Year Ended December 31, 2012:
Balance at January 1,...................  $   67       $   56      $    1        $   (790)          $  (116)
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
  Net investment income.................      --           --          --               --                --
  Net investment gains (losses).........      --           --          --               --               (7)
  Net derivative gains (losses).........      17         (19)          38              629                --
 OCI....................................     (1)           --          --               --                --
Purchases (3)...........................      --           --          --               --                --
Sales (3)...............................      --           --          --               --                --
Issuances (3)...........................      --           --         (3)               --                --
Settlements (3).........................    (25)           --         (3)               52                79
Transfers into Level 3 (4)..............      --           --          --               --                --
Transfers out of Level 3 (4)............      --           --          --               --                --
                                          ------       ------        ------      ---------          --------
Balance at December 31,.................  $   58       $   37      $   33        $   (109)          $   (44)
                                          ======       ======        ======      =========          ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
 Net investment income..................  $   --       $   --      $   --        $      --          $     --
 Net investment gains (losses)..........  $   --       $   --      $   --        $      --          $    (7)
 Net derivative gains (losses)..........  $   --       $ (19)      $   36        $     636          $     --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                            Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                         ------------------------------------------------------------------------------
                                                                   Fixed Maturity Securities:
                                         ------------------------------------------------------------------------------
                                                      U.S.                                        State and
                                           U.S.     Treasury   Foreign                            Political   Foreign
                                         Corporate and Agency Corporate   RMBS    CMBS    ABS    Subdivision Government
                                         --------- ---------- --------- -------- ------ -------- ----------- ----------
                                                                         (In millions)
Year Ended December 31, 2011:
Balance at January 1,................... $  5,063    $  44    $  2,796  $  1,985 $  161 $  1,514    $   1      $  171
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)............
  Net investment income.................        4       --           7        10     --        2       --           6
  Net investment gains (losses).........     (15)       --          16      (10)    (1)     (12)       --          --
  Net derivative gains (losses).........       --       --          --        --     --       --       --          --
 OCI....................................      258        2        (24)      (52)     28       42       --          17
Purchases (3)...........................      789       --         915        78    106      670       --         118
Sales (3)...............................    (653)      (1)     (1,129)     (127)   (86)    (370)       --        (21)
Issuances (3)...........................       --       --          --        --     --       --       --          --
Settlements (3).........................       --       --          --        --     --       --       --          --
Transfers into Level 3 (4)..............      122       --         155        --     11       11       --          --
Transfers out of Level 3 (4)............    (649)     (20)       (478)   (1,193)     --    (711)      (1)          --
                                         --------    -----    --------  -------- ------ --------    -----      ------
Balance at December 31,................. $  4,919    $  25    $  2,258  $    691 $  219 $  1,146    $  --      $  291
                                         ========    =====    ========  ======== ====== ========    =====      ======
Changes in unrealized gains (losses)
 included in net income (loss): (5)
 Net investment income.................. $      4    $  --    $      5  $     11 $   -- $      2    $  --      $    5
 Net investment gains (losses).......... $   (27)    $  --    $   (22)  $   (10) $   -- $    (9)    $  --      $   --
 Net derivative gains (losses).......... $     --    $  --    $     --  $     -- $   -- $     --    $  --      $   --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                         --------------------------------------------------------------------------
                                                               Trading and FVO
                                         Equity Securities:      Securities:
                                         -----------------  ---------------------
                                                    Non-                  FVO
                                                 redeemable  Actively   General               Residential  Separate
                                         Common  Preferred    Traded    Account   Short-term   Mortgage    Account
                                         Stock     Stock    Securities Securities Investments Loans - FVO Assets (6)
                                         ------  ---------- ---------- ---------- ----------- ----------- ----------
                                                                       (In millions)
Year Ended December 31, 2011:
Balance at January 1,................... $   79    $  633     $  10      $  50      $  379       $  --     $  1,509
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)............
  Net investment income.................     --        --        --        (6)           1          --           --
  Net investment gains (losses).........     11      (45)        --         --         (1)          --          101
  Net derivative gains (losses).........     --        --        --         --          --          --           --
 OCI....................................     11         1        --         --         134          --           --
Purchases (3)...........................     22         2        --         --       (379)          --          188
Sales (3)...............................   (20)     (298)       (8)       (30)          --          --        (482)
Issuances (3)...........................     --        --        --         --          --          --           --
Settlements (3).........................     --        --        --         --          --          --           --
Transfers into Level 3 (4)..............      1        --        --         --          --          --           18
Transfers out of Level 3 (4)............     --        --       (2)         --          --          --        (252)
                                         ------    ------     -----      -----      ------       -----     --------
Balance at December 31,................. $  104    $  293     $  --      $  14      $  134       $  --     $  1,082
                                         ======    ======     =====      =====      ======       =====     ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
 Net investment income.................. $   --    $   --     $  --      $ (6)      $    1       $  --     $     --
 Net investment gains (losses).......... $  (6)    $ (16)     $  --      $  --      $  (1)       $  --     $     --
 Net derivative gains (losses).......... $   --    $   --     $  --      $  --      $   --       $  --     $     --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                         ------------------------------------------------------------------------
                                           Net Derivatives: (7)
                                         -------------------------------------
                                                      Foreign
                                                      Currency                       Net           Long-term
                                         Interest     Exchange                    Embedded          Debt of
                                           Rate         Rate       Credit      Derivatives (8)       CSEs
                                         --------     --------     -------     ---------------     ----------
                                                                        (In millions)
Year Ended December 31, 2011:
Balance at January 1,...................  $  (23)     $     46     $    33       $       (382)     $    (184)
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
  Net investment income.................       --           --          --                  --             --
  Net investment gains (losses).........       --           --          --                  --            (8)
  Net derivative gains (losses).........      (7)           10        (33)               (458)             --
 OCI....................................      130           --          14                  --             --
Purchases (3)...........................       --           --          --                  --             --
Sales (3)...............................       --           --          --                  --             --
Issuances (3)...........................       --           --         (2)                  --             --
Settlements (3).........................     (33)           --        (11)                  50             76
Transfers into Level 3 (4)..............       --           --          --                  --             --
Transfers out of Level 3 (4)............       --           --          --                  --             --
                                          -------         --------     -------   -------------         ----------
Balance at December 31,.................  $    67     $     56     $     1       $       (790)     $    (116)
                                          =======         ========     =======   =============         ==========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
 Net investment income..................  $    --     $     --     $    --       $          --     $       --
 Net investment gains (losses)..........  $    --     $     --     $    --       $          --     $      (8)
 Net derivative gains (losses)..........  $  (13)     $     10     $  (32)       $       (454)     $       --

--------

(1)Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.

(6)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(7)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(8)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


 Fair Value Option

   The following table presents information for residential mortgage loans, which are accounted for under the FVO, and were initially measured at fair value.

                                                                                     December 31,
                                                                                  ------------------
                                                                                      2013     2012
                                                                                  ---------- -------
                                                                                    (In millions)
Unpaid principal balance......................................................... $      508 $    --
Difference between estimated fair value and unpaid principal balance.............      (170)      --
                                                                                  ---------- -------
 Carrying value at estimated fair value (1)...................................... $      338 $    --
                                                                                  ========== =======
Loans in non-accrual status...................................................... $       -- $    --
Loans more than 90 days past due................................................. $       81 $    --
Loans in non-accrual status or more than 90 days past due, or both -- difference
  between aggregate estimated fair value and unpaid principal balance............ $     (82) $    --

--------

(1)Interest income, changes in estimated fair value and gains or losses on sales are recognized in net investment income. Changes in estimated fair value for these loans were due to the following:

                                                                        Years Ended December 31,
                                                                        ------------------------
                                                                           2013    2012    2011
                                                                        -------- ------- -------
                                                                             (In millions)
Instrument-specific credit risk based on changes in credit spreads for
  non-agency loans and adjustments in individual loan quality.......... $    (1) $    -- $    --
Other changes in estimated fair value..................................        1      --      --
                                                                        -------- ------- -------
 Total gains (losses) recognized in net investment income.............. $     -- $    -- $    --
                                                                        ======== ======= =======

   The following table presents information for long-term debt, which is accounted for under the FVO, and was initially measured at fair value.

                                             Long-term Debt                  Long-term Debt of CSEs
                                   ----------------------------------- -----------------------------------
                                   December 31, 2013 December 31, 2012 December 31, 2013 December 31, 2012
                                   ----------------- ----------------- ----------------- -----------------
                                                                (In millions)
Contractual principal balance.....          $    123           $    --         $      42         $      60
Difference between estimated fair
  value and contractual principal
  balance.........................               (1)                --              (14)              (16)
                                            --------           -------         ---------         ---------
 Carrying value at estimated fair
   value (1)......................          $    122           $    --         $      28         $      44
                                            ========           =======         =========         =========

--------

(1)Changes in estimated fair value are recognized in net investment gains (losses). Interest expense is recognized in other expenses.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


Nonrecurring Fair Value Measurements

  The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates; that is, they are not measured at fair value on a recurring basis but are subject to fair value adjustments only in certain circumstances (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level
3).

                                             At December 31,               Years Ended December 31,
                                         -------------------------------- --------------------------
                                          2013       2012       2011        2013     2012     2011
                                          -------    -------    -------   -------- -------- --------
                                         Carrying Value After Measurement       Gains (Losses)
                                         -------------------------------- --------------------------
                                                           (In millions)
Mortgage loans, net (1)................. $   175    $   361    $   143    $     24 $   (16) $   (25)
Other limited partnership interests (2). $    71    $    48    $     8    $   (40) $   (30) $    (3)
Real estate joint ventures (3).......... $     2    $     8    $    --    $    (1) $    (4) $     --
Goodwill (4)............................ $    --    $    --    $    --    $     -- $   (10) $     --

--------

(1)Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

(2)For these cost method investments, estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2013 and 2012 were not significant.

(3)For these cost method investments, estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include several real estate funds that typically invest primarily in commercial real estate and mezzanine debt. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next one to 10 years. Unfunded commitments for these investments at both December 31, 2013 and 2012 were not significant.

(4)As discussed in Note 11, in 2012, the Company recorded an impairment of goodwill associated with the Retail Annuities reporting unit. This impairment has been categorized as Level 3 due to the significant unobservable inputs used in the determination of the estimated fair value.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


Fair Value of Financial Instruments Carried at Other Than Fair Value

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions, short-term debt and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                           December 31, 2013
                                     --------------------------------------------------------------
                                                          Fair Value Hierarchy
                                     --------------------------------------------------------------
                                      Carrying                                       Total Estimated
                                       Value        Level 1     Level 2     Level 3    Fair Value
                                     ---------- ----------- ----------- -----------  ---------------
                                                             (In millions)
Assets
Mortgage loans:
  Held-for-investment............... $   45,683   $    --    $      --   $  47,366      $  47,366
  Held-for-sale.....................          3        --           --           3              3
                                     ----------   -------    ---------   ---------      ---------
    Mortgage loans, net............. $   45,686   $    --    $      --   $  47,369      $  47,369
Policy loans........................ $    8,421   $    --    $     786   $   8,767      $   9,553
Real estate joint ventures.......... $       47   $    --    $      --   $      70      $      70
Other limited partnership interests. $      865   $    --    $      --   $   1,013      $   1,013
Other invested assets............... $    2,017   $    87    $   1,752   $     176      $   2,015
Premiums, reinsurance and other
 receivables........................ $   14,210   $    --    $      15   $  14,906      $  14,921
Liabilities
PABs................................ $   70,205   $    --    $      --   $  72,236      $  72,236
Long-term debt...................... $    2,655   $    --    $   2,956   $      --      $   2,956
Other liabilities................... $   19,601   $    --    $     310   $  19,787      $  20,097
Separate account liabilities........ $   57,935   $    --    $  57,935   $      --      $  57,935

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

                                                         December 31, 2012
                                 -----------------------------------------------------------------
                                                       Fair Value Hierarchy
                                 -----------------------------------------------------------------
                                  Carrying                                         Total Estimated
                                   Value         Level 1      Level 2      Level 3   Fair Value
                                 ----------- ----------- ------------- ----------- ---------------
                                                         (In millions)
Assets
Mortgage loans:
  Held-for-investment........... $    44,657 $        --  $        --  $    47,365   $    47,365
  Held-for-sale.................          --          --           --           --            --
                                 ----------- -----------  -----------  -----------   -----------
    Mortgage loans, net......... $    44,657 $        --  $        --  $    47,365   $    47,365
Policy loans.................... $     8,364 $        --  $       793  $     9,470   $    10,263
Real estate joint ventures...... $        52 $        --  $        --  $        68   $        68
Other limited partnership
 interests...................... $     1,048 $        --  $        --  $     1,161   $     1,161
Other invested assets........... $     2,014 $        93  $     1,885  $       152   $     2,130
Premiums, reinsurance and other
 receivables.................... $    14,172 $        --  $        37  $    15,129   $    15,166
Liabilities
PABs............................ $    71,611 $        --  $        --  $    75,189   $    75,189
Long-term debt.................. $     2,276 $        --  $     2,713  $        --   $     2,713
Other liabilities............... $    19,865 $        --  $       171  $    20,488   $    20,659
Separate account liabilities.... $    51,985 $        --  $    51,985  $        --   $    51,985

  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

 Mortgage Loans

  Mortgage loans held-for-investment

    For mortgage loans held-for-investment, estimated fair value is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

    Mortgage loans held-for-sale For mortgage loans held-for-sale, estimated fair value is determined using independent non-binding broker quotations or internal valuation models using significant unobservable inputs.

 Policy Loans

   Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

 underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

   The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Other Invested Assets

   These other invested assets are principally comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

 Premiums, Reinsurance and Other Receivables

   Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

   Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

   The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 PABs

   These PABs include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are excluded from this caption in the preceding tables as they are separately presented in "-- Recurring Fair Value Measurements."

   The investment contracts primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


 Long-term Debt

   The estimated fair values of long-term debt is principally determined using market standard valuation methodologies. Valuations are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

   Capital leases, which are not required to be disclosed at estimated fair value, and debt carried at fair value are excluded from the preceding tables.

 Other Liabilities

   Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled, funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements, and amounts payable under certain assumed reinsurance agreements, which are recorded using the deposit method of accounting. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values, with the exception of certain deposit type reinsurance payables. For such payables, the estimated fair value is determined as the present value of expected future cash flows, which are discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

 Separate Account Liabilities

   Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

   Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance, funding agreements related to group life contracts and certain contracts that provide for benefit funding.

   Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

11. Goodwill

  Goodwill, which is included in other assets, is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Step 1 of the goodwill impairment process requires a comparison of the fair value of a reporting unit to its carrying value. In performing the Company's goodwill impairment tests, the estimated fair

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

11. Goodwill (continued)

values of the reporting units are first determined using a market multiple valuation approach. When further corroboration is required, the Company uses a discounted cash flow valuation approach. For reporting units which are particularly sensitive to market assumptions, the Company may use additional valuation methodologies to estimate the reporting units' fair values.

  The market multiple valuation approach utilizes market multiples of companies with similar businesses and the projected operating earnings of the reporting unit. The discounted cash flow valuation approach requires judgments about revenues, operating earnings projections, capital market assumptions and discount rates. The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for the respective reporting unit.

  The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

  During the 2013 annual goodwill impairment tests, the Company concluded that the fair values of all reporting units were in excess of their carrying values and, therefore, goodwill was not impaired.

  Information regarding goodwill by segment, as well as Corporate & Other, was as follows:

                                          Group,
                                        Voluntary & Corporate
                                         Worksite    Benefit  Corporate
                               Retail    Benefits    Funding   & Other     Total
                              --------- ----------- --------- ---------  ---------
                                                 (In millions)
Balance at January 1, 2012
Goodwill..................... $      37   $    68    $     2   $     4   $     111
Accumulated impairment.......        --        --         --        --          --
                              ---------   -------    -------   -------   ---------
  Total goodwill, net........ $      37   $    68    $     2   $     4   $     111

Impairments (1).............. $    (10)   $    --    $    --   $    --   $    (10)

Balance at December 31, 2012
Goodwill..................... $      37   $    68    $     2   $     4   $     111
Accumulated impairment.......      (10)        --         --        --        (10)
                              ---------   -------    -------   -------   ---------
  Total goodwill, net........ $      27   $    68    $     2   $     4   $     101
Balance at December 31, 2013
Goodwill.....................        37        68          2         4         111
Accumulated impairment.......      (10)        --         --        --        (10)
                              ---------   -------    -------   -------   ---------
  Total goodwill, net........ $      27   $    68    $     2   $     4   $     101
                              =========   =======    =======   =======   =========

--------

(1)For the year ended December 31, 2012, a non-cash charge of $10 million, which had no impact on income taxes, was recorded in other expenses for the impairment of the entire goodwill balance for the Retail Annuities reporting unit.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

12. Long-term and Short-term Debt

  Long-term and short-term debt outstanding was as follows:

                                  Interest Rates (1)
                                ----------------------
                                                                     December 31,
                                              Weighted             -----------------
                                    Range     Average   Maturity     2013     2012
                                ------------- -------- ----------- -------- --------
                                                                     (In millions)
Surplus notes -- affiliated.... 3.00% - 7.38%  6.51%   2014 - 2037 $  1,100 $  1,099
Surplus notes.................. 7.63% - 7.88%  7.84%   2015 - 2025      701      700
Mortgage loans -- affiliated... 2.12% - 7.26%  5.38%   2015 - 2020      364      306
Senior notes -- affiliated (2). 0.93% - 2.86%  2.07%   2021 - 2022       79       80
Other notes (3)................ 1.39% - 8.00%  3.06%   2014 - 2027      533       91
Capital lease obligations......                                          23       25
                                                                   -------- --------
Total long-term debt (4).......                                       2,800    2,301
Total short-term debt..........                                         175      100
                                                                   -------- --------
Total..........................                                    $  2,975 $  2,401
                                                                   ======== ========

--------

(1)Range of interest rates and weighted average interest rates are for the year ended December 31, 2013.

(2)During 2012, a consolidated VIE issued $80 million of long-term debt to an affiliate. See Note 8.

(3)The Company consolidated an open ended core real estate fund formed in the fourth quarter of 2013. During 2013, this consolidated VIE issued $373 million of long-term debt. See Note 8.

(4)Excludes $28 million and $44 million of long-term debt relating to CSEs at December 31, 2013 and 2012, respectively. See Note 8.

  The aggregate maturities of long-term debt at December 31, 2013 for the next five years and thereafter are $258 million in 2014, $530 million in 2015, $5 million in 2016, $65 million in 2017, $37 million in 2018 and $1.9 billion thereafter.

  Capital lease obligations and mortgage loans are collateralized and rank highest in priority, followed by unsecured senior debt which consists of senior notes and other notes. Payments of interest and principal on the Company's surplus notes are subordinate to all other obligations. Payments of interest and principal on surplus notes may be made only with the prior approval of the insurance department of the state of domicile.

  Certain of the Company's debt instruments, and its credit and committed facilities, contain various administrative, reporting, legal and financial covenants. The Company believes it was in compliance with all such covenants at December 31, 2013.

Surplus Notes - Affiliated

  In April 2011, Metropolitan Life Insurance Company repaid in cash a $775 million surplus note issued to MetLife, Inc., with an original maturity of December 2011. The early redemption was approved by the Superintendent.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

12. Long-term and Short-term (continued)


Capital Notes - Affiliated

  In December 2011, Metropolitan Life Insurance Company repaid in cash $500 million of capital notes issued to MetLife, Inc.

Mortgage Loans - Affiliated

  In December 2011, a wholly-owned real estate subsidiary of the Company issued a mortgage loan for $110 million to MICC. This affiliated mortgage loan is secured by real estate held by the subsidiary for investment. This mortgage loan bears interest at a rate of one-month LIBOR plus 1.95%, which is payable quarterly through maturity in 2015.

Short-term Debt

  Short-term debt with maturities of one year or less was as follows:

                                              December 31,
                                          ---------------------
                                             2013       2012
                                          ---------- ----------
                                              (In millions)
                Commercial paper......... $      175 $      100
                Average daily balance.... $      103 $      119
                Average days outstanding.    55 days    40 days

  During the years ended December 31, 2013, 2012 and 2011, the weighted average interest rate on short-term debt was 0.12%, 0.17% and 0.16%, respectively.

Interest Expense

  Interest expense related to long-term and short-term debt included in other expenses was $150 million, $148 million and $185 million for the years ended December 31, 2013, 2012 and 2011, respectively. These amounts include $91 million, $89 million and $125 million of interest expense related to affiliated debt for the years ended December 31, 2013, 2012 and 2011, respectively. Such amounts do not include interest expense on long-term debt related to CSEs. See
Note 8.

Credit and Committed Facilities

  The Company maintains unsecured credit facilities and a committed facility, which aggregated $4.0 billion and $500 million, respectively, at December 31, 2013. When drawn upon, these facilities bear interest at varying rates in accordance with the respective agreements.

 Credit Facilities

   The unsecured credit facilities are used for general corporate purposes, to support the borrowers' commercial paper program and for the issuance of letters of credit. Total fees expensed associated with these credit facilities

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

12. Long-term and Short-term (continued)

 were $3 million, $3 million and $6 million for the years ended December 31, 2013, 2012 and 2011, respectively, and are included in other expenses. Information on these credit facilities at December 31, 2013 was as follows:

                                                         Letters of
                                                           Credit               Unused
Borrower(s)                    Expiration      Capacity  Issued(1)  Drawdowns Commitments
-------------------------- ------------------ ---------- ---------- --------- -----------
                                                             (In millions)
MetLife, Inc. and MetLife
  Funding, Inc............ September 2017 (2) $    1,000  $     59   $    --  $      941
MetLife, Inc. and MetLife
  Funding, Inc............    August 2016 (3)      3,000       133        --       2,867
                                              ----------  --------   -------  ----------
 Total....................                    $    4,000  $    192   $    --  $    3,808
                                              ==========  ========   =======  ==========

--------

(1)MetLife, Inc. and MetLife Funding, Inc., a wholly owned subsidiary of Metropolitan Life Insurance Company, are severally liable for their respective obligations under such unsecured credit facilities. MetLife Funding, Inc. is not an applicant under letters of credit outstanding as of December 31, 2013 and is not responsible for any reimbursement obligations under such letters of credit.
(2)In September 2012, MetLife, Inc. and MetLife Funding, Inc. entered into a $1.0 billion five-year credit agreement which amended and restated the three-year agreement dated October 2010. All borrowings under the 2012 five-year credit agreement must be repaid by September 2017, except that letters of credit outstanding on that date may remain outstanding until no later than September 2018. The Company incurred costs of $2 million related to the amended and restated credit facility, which have been capitalized and included in other assets. These costs are being amortized over the remaining term of the amended and restated credit facility.
(3)In October 2013, availability under the unsecured credit facilities increased by $1.9 billion, as MetLife, Inc. no longer required and therefore canceled $1.9 billion of outstanding letters of credit. See Note 20.

 Committed Facility

   The committed facility is used for collateral for certain of the Company's affiliated reinsurance liabilities. Total fees expensed associated with this committed facility were $3 million for each of the years ended December 31, 2013, 2012 and 2011 and are included in other expenses. Information on the committed facility at December 31, 2013 was as follows:

                                                                 Letters
                                                                of Credit             Unused
Account Party/Borrower(s)                   Expiration Capacity Issued(1) Drawdowns Commitments
------------------------------------------- ---------- -------- --------- --------- -----------
                                                               (In millions)
Exeter Reassurance Company, Ltd., MetLife,
  Inc. & Missouri Reinsurance, Inc......... June 2016   $  500   $  490    $    --   $      10

--------

(1)Missouri Reinsurance, Inc., a subsidiary of Metropolitan Life Insurance Company, had outstanding $490 million in letters of credit at December 31, 2013.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


13. Equity

Capital Contributions

  During the year ended December 31, 2011, United MetLife Insurance Company Limited ("United"), an insurance underwriting joint venture of the Company accounted for under the equity method, merged with Sino-US MetLife Insurance Company Limited ("Sino"), another insurance underwriting joint venture of an affiliate of the Company. The Company's ownership interest in the merged entity, Sino-US United MetLife Insurance Company Limited ("Sino-United") was determined based on its contributed capital and share of undistributed earnings of United compared to the contributed capital and undistributed earnings of all other owners of United and Sino. Since both of the joint ventures were under common ownership both prior to and subsequent to the merger, the Company's investment in Sino-United is based on the carrying value of its investment in United. Pursuant to the merger, the Company entered into an agreement whereby the affiliate will pay an amount to the Company based on the relative fair values of their respective investments in Sino-United. Accordingly, upon completion of the estimation of fair value, $47 million, representing a capital contribution, was received during the year ended December 31, 2011. The Company's investment in Sino-United is accounted for under the equity method and is included in other invested assets.

  During each of the years ended December 31, 2013, 2012 and 2011, MetLife, Inc. contributed $3 million in the form of payment of line of credit fees on the Company's behalf.

Stock-Based Compensation Plans

 Overview

   The stock-based compensation expense recognized by the Company is related to awards payable in shares of MetLife, Inc. common stock ("Shares"), or options to purchase MetLife, Inc. common stock. The Company does not issue any awards payable in its common stock or options to purchase its common stock.

 Description of Plans for Employees and Agents -- General Terms

   The MetLife, Inc. 2000 Stock Incentive Plan, as amended (the "2000 Stock Plan") authorized the granting of awards to employees and agents in the form of options ("Stock Options") to buy Shares that either qualify as incentive Stock Options under Section 422A of the Code or are non-qualified. By
 December 31, 2009, all awards under the 2000 Stock Plan had either vested or been forfeited. No awards have been made under the 2000 Stock Plan since 2005.

   Under the MetLife, Inc. 2005 Stock and Incentive Compensation Plan (the "2005 Stock Plan"), awards granted to employees and agents may be in the form of Stock Options, Stock Appreciation Rights, Restricted Stock or Restricted Stock Units, Performance Shares or Performance Share Units, Cash-Based Awards and Stock-Based Awards (each as defined in the 2005 Stock Plan with reference to Shares).

   The aggregate number of shares authorized for issuance under the 2005 Stock Plan is 68,000,000, plus those shares available but not utilized under the 2000 Stock Plan and those shares utilized under the 2000 Stock Plan that are recovered due to forfeiture of Stock Options. Each share issued under the 2005 Stock Plan in connection with a Stock Option or Stock Appreciation Right reduces the number of Shares remaining for issuance under that plan by one, and each Share issued under the 2005 Stock Plan in connection with awards other than Stock

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)

 Options or Stock Appreciation Rights reduces the number of Shares remaining for issuance under that plan by 1.179 Shares. At December 31, 2013, the aggregate number of Shares remaining available for issuance pursuant to the 2005 Stock Plan was 20,098,440. Stock Option exercises and other awards settled in Shares are satisfied through the issuance of Shares held in treasury by MetLife, Inc. or by the issuance of new Shares.

   Of MetLife, Inc.'s stock-based compensation expense for the years ended December 31, 2013, 2012, and 2011, 69%, 76% and 70%, respectively, was allocated to the Company. No expense amounts related to stock-based awards to MetLife, Inc. non-management directors were allocated to the Company. This allocation represents substantially all stock-based compensation recognized in the Company's consolidated results of operations. Accordingly, this discussion addresses MetLife, Inc.'s practices for recognizing expense for awards under the 2000 Stock Plan and 2005 Stock Plan (together, the "Incentive Plans"). References to compensation expense in this note refer to the Company's allocated portion of that expense. All other references relevant to awards under the Incentive Plans pertain to all awards under those plans.

   Compensation expense related to awards under the 2005 Stock Plan is recognized based on the number of awards expected to vest, which represents the awards granted less expected forfeitures over the life of the award, as estimated at the date of grant. Unless a material deviation from the assumed forfeiture rate is observed during the term in which the awards are expensed, any adjustment necessary to reflect differences in actual experience is recognized in the period the award becomes payable or exercisable.

   Compensation expense related to awards under the 2005 Stock Plan is principally related to the issuance of Stock Options, Performance Shares and Restricted Stock Units. The majority of the awards granted by MetLife, Inc. each year under the 2005 Stock Plan are made in the first quarter of each year.

 Compensation Expense Related to Stock-Based Compensation

   The components of compensation expense related to stock-based compensation were as follows:

                                          Years Ended December 31,
                                         --------------------------
                                           2013     2012     2011
                                         -------- -------- --------
                                               (In millions)
             Stock Options.............. $     36 $     52 $     48
             Performance Shares (1).....       44       53       37
             Restricted Stock Units.....       42       22       15
                                         -------- -------- --------
             Total compensation expense. $    122 $    127 $    100
                                         ======== ======== ========
             Income tax benefit......... $     43 $     44 $     35
                                         ======== ======== ========

--------

(1)Performance Shares expected to vest and the related compensation expenses may be further adjusted by the performance factor most likely to be achieved, as estimated by management, at the end of the performance period.

   At December 31, 2013, the Company's allocated portion of expense for Stock Options, Performance Shares and Restricted Stock Units was 91%, 48% and 92%, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


   The following table presents MetLife, Inc.'s total unrecognized compensation expense related to stock-based compensation and the expected weighted average period over which these expenses will be recognized at:

                                           December 31, 2013
                                     ------------------------------
                                                   Weighted Average
                                        Expense         Period
                                     ------------- ----------------
                                     (In millions)     (Years)
             Stock Options..........  $        25        1.27
             Performance Shares.....  $        61        1.71
             Restricted Stock Units.  $        42        1.88

 Equity Awards

  Stock Options

    Stock Options are the contingent right of award holders to purchase Shares at a stated price for a limited time. All Stock Options have an exercise price equal to the closing price of a Share reported on the New York Stock Exchange on the date of grant, and have a maximum term of 10 years. The vast majority of Stock Options granted have become or will become exercisable at a rate of one-third of each award on each of the first three anniversaries of the grant date. Other Stock Options have become or will become exercisable on the third anniversary of the grant date. Vesting is subject to continued service, except for employees who are retirement eligible and in certain other limited circumstances.

    A summary of the activity related to Stock Options was as follows:

                                                                                     Weighted
                                                                                      Average
                                                                                     Remaining    Aggregate
                                                      Shares Under Weighted Average Contractual   Intrinsic
                                                         Option     Exercise Price     Term       Value (1)
                                                      ------------ ---------------- ----------- -------------
                                                                                      (Years)   (In millions)
Outstanding at January 1, 2013.......................  35,153,071     $    40.89       5.50         $      51
Granted..............................................   1,310,019     $    35.96
Exercised............................................ (6,357,522)     $    31.80
Expired..............................................   (183,662)     $    50.46
Forfeited............................................   (170,530)     $    39.86
                                                      ------------
Outstanding at December 31, 2013.....................  29,751,376     $    42.56       5.19         $     379
                                                      ============ ================ =========== =============
Expected to vest at a future date as of December 31,
  2013...............................................  29,536,674     $    42.60       5.16         $     376
                                                      ============ ================ =========== =============
Exercisable at December 31, 2013.....................  22,786,277     $    43.56        4.32        $     277
                                                      ============ ================ =========== =============

--------

(1)The aggregate intrinsic value was computed using the closing Share price on December 31, 2013 of $53.92 and December 31, 2012 of $32.94, as applicable.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


    The fair value of Stock Options is estimated on the date of grant using a binomial lattice model. Significant assumptions used in MetLife, Inc.'s binomial lattice model are further described below. The assumptions include: expected volatility of the price of Shares; risk-free rate of return; dividend yield on Shares; exercise multiple; and the post-vesting termination rate.

    Expected volatility is based upon an analysis of historical prices of Shares and call options on Shares traded on the open market. MetLife, Inc. uses a weighted-average of the implied volatility for publicly-traded call options with the longest remaining maturity nearest to the money as of each valuation date and the historical volatility, calculated using monthly closing prices of Shares. MetLife, Inc. chose a monthly measurement interval for historical volatility as this interval reflects MetLife, Inc.'s view that employee option exercise decisions are based on longer-term trends in the price of the underlying Shares rather than on daily price movements.

    The binomial lattice model used by MetLife, Inc. incorporates different risk-free rates based on the imputed forward rates for U.S. Treasury Strips for each year over the contractual term of the option. The table below presents the full range of rates that were used for options granted during the respective periods.

    Dividend yield is determined based on historical dividend distributions compared to the price of the underlying Shares as of the valuation date and held constant over the life of the Stock Option.

    The binomial lattice model used by MetLife, Inc. incorporates the contractual term of the Stock Options. The model also factors in expected exercise behavior and a post-vesting termination rate, or the rate at which vested options are exercised or expire prematurely due to termination of employment. From these factors, the model derives an expected life of the Stock Option. The exercise behavior in the model is a multiple that reflects the ratio of exercise price to the strike price of the Stock Option at which holders are expected to exercise. The exercise multiple is derived from actual historical exercise activity. The post-vesting termination rate is determined from actual historical exercise experience and expiration activity under the Incentive Plans.

    The following table presents the weighted average assumptions, with the exception of risk-free rate, which is expressed as a range, used to determine the fair value of Stock Options issued:

                                                               Years Ended December 31,
                                                          -----------------------------------
                                                             2013        2012        2011
                                                          ----------- ----------- -----------
Dividend yield...........................................    2.13%       1.95%       1.65%
Risk-free rate of return................................. 0.16%-3.89% 0.21%-4.17% 0.29%-5.51%
Expected volatility......................................   32.98%      35.59%      32.64%
Exercise multiple........................................    1.51        1.58        1.69
Post-vesting termination rate............................    3.16%       3.14%       3.36%
Contractual term (years).................................     10          10          10
Expected life (years)....................................      7           7           7
Weighted average exercise price of stock options granted.   $35.96      $37.91      $45.16
Weighted average fair value of stock options granted.....    $9.88      $11.33      $14.27

    MetLife, Inc. deducts 35% of the compensation amount of a Stock Option from its income on its tax return. The compensation amount is the price of shares on the date the Stock Option is exercised less the exercise

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)

  price of the Stock Option. This tax benefit is allocated to the subsidiary of MetLife, Inc. that is the current or former employer of the associate, or is or was the principal for the non-employee insurance agent, who exercised the Stock Option.

  The following table presents a summary of Stock Option exercise activity:

                                                          Years Ended December 31,
                                                          -------------------------
                                                            2013     2012    2011
-                                                         -------- -------- -------
                                                                (In millions)
Total intrinsic value of stock options exercised......... $     79 $     29 $    41
Cash received from exercise of stock options............. $    202 $    109 $    88
Income tax benefit realized from stock options exercised. $     28 $     10 $    13

  Performance Shares

    Performance Shares are units that, if they vest, are multiplied by a performance factor to produce a number of final Performance Shares which are payable in Shares. Performance Shares are accounted for as equity awards, but are not credited with dividend-equivalents for actual dividends paid on Shares during the performance period. Performance Share awards normally vest in their entirety at the end of the three-year performance period. Vesting is subject to continued service, except for employees who are retirement eligible and in certain other limited circumstances.

    For awards granted prior to the January 1, 2013 - December 31, 2015 performance period, vested Performance Shares are multiplied by a performance factor of 0.0 to 2.0 based on MetLife, Inc.'s adjusted income, total shareholder return, and performance in change in annual net operating earnings and total shareholder return compared to the performance of its competitors, each measured with respect to the applicable three-year performance period or portions thereof. The estimated fair value of Performance Shares is based upon the closing price of a Share on the date of grant, reduced by the present value of estimated dividends to be paid on that stock during the performance period. The performance factor for the January 1, 2010 - December 31, 2012 performance period was 0.92.

    For the January 1, 2013 - December 31, 2015 performance period, the vested Performance Shares will be multiplied by a performance factor of 0.00 to
  1.75. Assuming that MetLife, Inc. has met threshold performance goals related to its adjusted income or total shareholder return, the MetLife, Inc. Compensation Committee will determine the performance factor in its discretion. In doing so, the Compensation Committee may consider MetLife, Inc.'s total shareholder return relative to the performance of its competitors and MetLife, Inc.'s operating return on equity relative to its financial plan. The estimated fair value of Performance Shares will be remeasured each quarter until they become payable.

  Restricted Stock Units

    Restricted Stock Units are units that, if they vest, are payable in an equal number of Shares. Restricted Stock Units are accounted for as equity awards and are not credited with dividend-equivalents for dividends paid on Shares. Accordingly, the estimated fair value of Restricted Stock Units is based upon the closing price of Shares on the date of grant, reduced by the present value of estimated dividends to be paid on that stock.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


    The vast majority of Restricted Stock Units normally vest in their entirety on the third anniversary of their grant date. Other Restricted Stock Units normally vest in thirds on the first three anniversaries of their grant date, and others vest in their entirety on the fifth anniversary of their grant date. Vesting is subject to continued service, except for employees who are retirement eligible and in certain other limited circumstances.

    The following table presents a summary of Performance Share and Restricted Stock Unit activity:

                                                        Performance Shares   Restricted Stock Units
                                                      ---------------------- ----------------------
                                                                   Weighted              Weighted
                                                                   Average               Average
                                                                  Grant Date            Grant Date
                                                        Shares    Fair Value   Units    Fair Value
                                                      ----------- ---------- ---------  ----------
Outstanding at January 1, 2013.......................   4,822,028 $    36.93 2,080,148  $    36.55
Granted..............................................   1,749,212 $    50.86 2,182,213  $    32.34
Forfeited............................................   (151,075) $    40.87 (395,365)  $    33.97
Payable (1).......................................... (1,346,025) $    32.24 (538,480)  $    33.17
                                                      -----------            ---------
Outstanding at December 31, 2013.....................   5,074,140 $    42.86 3,328,516  $    33.35
                                                      =========== ========== =========  ==========
Expected to vest at a future date as of December 31,
  2013...............................................   5,067,337 $    38.60 2,995,664  $    33.34
                                                      =========== ========== =========  ==========

--------

(1)Includes both Shares paid and Shares deferred for later payment.

    Performance Share amounts above represent aggregate initial target awards and do not reflect potential increases or decreases resulting from the performance factor determined after the end of the respective performance periods. At December 31, 2013, the three year performance period for the 2011 Performance Share grants was completed, but the performance factor had not yet been calculated. Included in the immediately preceding table are 1,545,020 outstanding Performance Shares to which the 2011 - 2013 performance factor will be applied. The factor will be determined in the second quarter of 2014.

Statutory Equity and Income

  Each U.S. insurance company's state of domicile imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("Company Action RBC"). The RBC ratios for Metropolitan Life Insurance Company and each of its insurance subsidiaries were in excess of 400% for all periods presented.

  The New York State Department of Financial Services issues an annual "Special Considerations" circular letter to New York licensed insurers dictating tests to be performed as part of insurers' year-end asset adequacy testing. The New York State Department of Financial Services issued its 2013 Special Considerations letter on October 31, 2013. The letter mandates the use of certain assumptions in the 2013 asset adequacy testing. Metropolitan Life Insurance Company will grade in over three years the amount of LTC reserves required as a result of the new assumptions. Under this grade-in, Metropolitan Life Insurance Company increased its asset

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)

adequacy reserves for LTC policies by $300 million as of December 31, 2013 and will increase such reserves by approximately $200 million and $100 million as of December 31, 2014 and 2015, respectively. The actual 2014 and 2015 amounts may differ from current estimates due to changes in economic conditions, regulation, or policyholder behavior.

  Metropolitan Life Insurance Company and its insurance subsidiaries prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of their respective state of domicile. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of Metropolitan Life Insurance Company and its insurance subsidiaries.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

  Statutory net income (loss) of Metropolitan Life Insurance Company, a New York domiciled insurer was $369 million, $1.3 billion and $2.0 billion for the years ended December 31, 2013, 2012 and 2011, respectively. Statutory capital and surplus was $12.4 billion and $14.3 billion at December 31, 2013 and 2012, respectively. All such amounts are derived from the statutory-basis financial statements as filed with the New York State Department of Financial Services.

  Statutory net income (loss) of New England Life Insurance Company ("NELICO"), a Massachusetts domiciled insurer, was $103 million, $79 million and $63 million for the years ended December 31, 2013, 2012 and 2011, respectively. Statutory capital and surplus was $571 million and $539 million at December 31, 2013 and 2012, respectively. All such amounts are derived from the statutory-basis financial statements as filed with the Massachusetts State Division of Insurance.

  Statutory net income (loss) of GALIC, a Missouri domiciled insurer, was $60 million, $19 million and $128 million for the years ended December 31, 2013, 2012 and 2011, respectively. Statutory capital and surplus was $818 million and $873 million at December 31, 2013 and 2012, respectively. All such amounts are derived from the statutory-basis financial statements as filed with the Missouri State Department of Insurance.

Dividend Restrictions

  Under New York State Insurance Law, Metropolitan Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to MetLife, Inc. as long as the aggregate amount of all such dividends in any calendar year does not exceed the lesser of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). Metropolitan Life Insurance Company will be permitted

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)

to pay a dividend to MetLife, Inc. in excess of the lesser of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the New York Superintendent of Financial Services (the "Superintendent") and the Superintendent either approves the distribution of the dividend or does not disapprove the dividend within 30 days of its filing. Under New York State Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2013 and 2012, Metropolitan Life Insurance Company paid a dividend of $1.4 billion and $1.0 billion, respectively. During the year ended December 31, 2011, Metropolitan Life Insurance Company paid a dividend of $1.3 billion, of which $170 million was a transfer of securities. Based on amounts at December 31, 2013, Metropolitan Life Insurance Company could pay a stockholder dividend in 2014 of $1.1 billion without prior approval of the Superintendent.

  Under Massachusetts State Insurance Law, NELICO is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to Metropolitan Life Insurance Company as long as the aggregate amount of the dividend, when aggregated with all other dividends paid in the preceding 12 months, does not exceed the greater of: (i) 10 % of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. NELICO will be permitted to pay a dividend to Metropolitan Life Insurance Company in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Massachusetts Commissioner of Insurance (the "Massachusetts Commissioner") and the Massachusetts Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the last filed annual statutory statement requires insurance regulatory approval. Under Massachusetts State Insurance Law, the Massachusetts Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2013, 2012 and 2011, NELICO paid a dividend of $77 million, $46 million and $107 million, respectively. Based on amounts at December 31, 2013, NELICO could pay a stockholder dividend in 2014 of $102 million without prior approval of the Massachusetts Commissioner.

  Under Missouri State Insurance Law, GALIC is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to Metropolitan Life Insurance Company as long as the amount of such dividend when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding net realized capital gains). GALIC will be permitted to pay a dividend to Metropolitan Life Insurance Company in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Missouri Director of Insurance (the "Missouri Director") and the Missouri Director either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined by the Company as "unassigned funds (surplus)") as of the last filed annual statutory statement requires insurance regulatory approval. Under Missouri State Insurance Law, the Missouri Director has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2013 and 2012, GALIC did not pay dividends to Metropolitan Life Insurance Company. During the year ended December 31, 2011, GALIC paid an extraordinary cash dividend to GenAmerica Financial, LLC ("GenAmerica"), its former parent, of $183 million and GenAmerica subsequently paid an ordinary dividend to Metropolitan Life Insurance Company of $183 million. Based on amounts at December 31, 2013, GALIC could pay a stockholder dividend in 2014 of $81 million without prior approval of the Missouri Director.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


  For the years ended December 31, 2013, 2012 and 2011, Metropolitan Life Insurance Company received dividends from non-insurance subsidiaries of $45 million, $87 million and $518 million, respectively.

Accumulated Other Comprehensive Income (Loss)

  Information regarding changes in the balances of each component of AOCI attributable to Metropolitan Life Insurance Company, net of income tax, was as follows:

                                             Unrealized                       Foreign    Defined
                                          Investment Gains     Unrealized    Currency    Benefit
                                          (Losses), Net of   Gains (Losses) Translation   Plans
                                         Related Offsets (1) on Derivatives Adjustments Adjustment  Total
                                         ------------------- -------------- ----------- ---------- --------
                                                                   (In millions)
Balance at December 31, 2010............    $      2,360        $     58      $    34   $  (1,429) $  1,023
OCI before reclassifications............           2,602           1,231            6        (545)    3,294
Income tax expense (benefit)............           (911)           (430)          (3)          202  (1,142)
                                            ------------        --------      -------   ---------- --------
 OCI before reclassifications, net of
   income tax...........................           4,051             859           37      (1,772)    3,175
Amounts reclassified from AOCI..........            (35)            (28)           --        (126)    (189)
Income tax expense (benefit)............              12               9           --           47       68
                                            ------------        --------      -------   ---------- --------
 Amounts reclassified from AOCI, net of
   income tax...........................            (23)            (19)           --         (79)    (121)
                                            ------------        --------      -------   ---------- --------
Balance at December 31, 2011............    $      4,028        $    840      $    37   $  (1,851) $  3,054
OCI before reclassifications............           2,406           (243)         (30)        (618)    1,515
Income tax expense (benefit)............           (843)              87           11          217    (528)
                                            ------------        --------      -------   ---------- --------
 OCI before reclassifications, net of
   income tax...........................           5,591             684           18      (2,252)    4,041
Amounts reclassified from AOCI..........              96               2           --        (148)     (50)
Income tax expense (benefit)............            (33)             (1)           --           51       17
                                            ------------        --------      -------   ---------- --------
 Amounts reclassified from AOCI, net of
   income tax...........................              63               1           --         (97)     (33)
                                            ------------        --------      -------   ---------- --------
Balance at December 31, 2012............    $      5,654        $    685      $    18   $  (2,349) $  4,008
OCI before reclassifications............         (3,321)           (677)           22        1,396  (2,580)
Income tax expense (benefit)............           1,145             237          (9)        (490)      883
                                            ------------        --------      -------   ---------- --------
 OCI before reclassifications, net of
   income tax...........................           3,478             245           31      (1,443)    2,311
Amounts reclassified from AOCI..........            (16)            (14)           --        (205)    (235)
Income tax expense (benefit)............               6               5           --           71       82
                                            ------------        --------      -------   ---------- --------
 Amounts reclassified from AOCI, net of
   income tax...........................            (10)             (9)           --        (134)    (153)
                                            ------------        --------      -------   ---------- --------
Balance at December 31, 2013............    $      3,468        $    236      $    31   $  (1,577) $  2,158
                                            ============        ========      =======   ========== ========

--------

(1)See Note 8 for information on offsets to investments related to insurance liabilities, DAC and VOBA and the policyholder dividend obligation.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


  Information regarding amounts reclassified out of each component of AOCI, was as follows:

                                                                                      Statement of Operations and
AOCI Components                                   Amounts Reclassified from AOCI  Comprehensive Income (Loss) Location
------------------------------------------------  ------------------------------- ------------------------------------
                                                      Years Ended December 31
                                                  -------------------------------
                                                     2013      2012       2011
                                                  ---------- --------- ----------
                                                           (In millions)
Net unrealized investment gains (losses):
  Net unrealized investment gains (losses)....... $       38 $   (158) $    (116) Other net investment gains (losses)
  Net unrealized investment gains (losses).......         53        56         40 Net investment income
  Net unrealized investment gains (losses).......       (28)      (16)         94 Net derivative gains (losses)
  OTTI...........................................       (47)        22         17 OTTI on fixed maturity securities
                                                  ---------- --------- ----------
   Net unrealized investment gains (losses),
    before income tax............................         16      (96)         35
   Income tax (expense) benefit..................        (6)        33       (12)
                                                  ---------- --------- ----------
   Net unrealized investment gains (losses),
    net of income tax............................ $       10 $    (63) $       23
                                                  ========== ========= ==========
Unrealized gains (losses) on derivatives - cash
 flow hedges:
  Interest rate swaps............................ $       20 $       3 $       -- Net derivative gains (losses)
  Interest rate swaps............................          8         4          1 Net investment income
  Interest rate forwards.........................          1        --         22 Net derivative gains (losses)
  Interest rate forwards.........................          2         2          2 Net investment income
  Foreign currency swaps.........................       (15)       (7)          7 Net derivative gains (losses)
  Foreign currency swaps.........................        (3)       (5)        (5) Net investment income
  Credit forwards................................         --        --          1 Net derivative gains (losses)
  Credit forwards................................          1         1         -- Net investment income
                                                  ---------- --------- ----------
   Gains (losses) on cash flow hedges, before
    income tax...................................         14       (2)         28
   Income tax (expense) benefit..................        (5)         1        (9)
                                                  ---------- --------- ----------
   Gains (losses) on cash flow hedges, net of
    income tax................................... $        9 $     (1) $       19
                                                  ========== ========= ==========
Defined benefit plans adjustment: (1)
  Amortization of net actuarial gains (losses)... $      274 $     246 $      231
  Amortization of prior service (costs) credit...       (69)      (98)      (105)
                                                  ---------- --------- ----------
   Amortization of defined benefit plan items,
    before income tax............................        205       148        126
   Income tax (expense) benefit..................       (71)      (51)       (47)
                                                  ---------- --------- ----------
   Amortization of defined benefit plan items,
    net of income tax............................ $      134 $      97 $       79
                                                  ========== ========= ==========
Total reclassifications, net of income tax....... $      153 $      33 $      121
                                                  ========== ========= ==========

--------

(1)These AOCI components are included in the computation of net periodic benefit costs. See Note 15.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

14. Other Expenses

  Information on other expenses was as follows:

                                                             Years Ended December 31,
                                                            --------------------------
                                                              2013     2012     2011
                                                            -------- -------- --------
                                                                  (In millions)
Compensation............................................... $  2,392 $  2,426 $  2,260
Pension, postretirement and postemployment benefit costs...      364      285      330
Commissions................................................      781      769      724
Volume-related costs.......................................      253      241      196
Affiliated interest costs on ceded and assumed reinsurance.    1,033    1,209    1,393
Capitalization of DAC......................................    (562)    (632)    (724)
Amortization of DAC and VOBA...............................      261      991      875
Interest expense on debt and debt issuance costs...........      153      152      194
Premium taxes, licenses and fees...........................      263      294      302
Professional services......................................      989      946      832
Rent and related expenses, net of sublease income..........      143      123      129
Other......................................................     (82)    (410)     (40)
                                                            -------- -------- --------
  Total other expenses..................................... $  5,988 $  6,394 $  6,471
                                                            ======== ======== ========

Capitalization of DAC and Amortization of DAC and VOBA

  See Note 5 for additional information on DAC and VOBA including impacts of capitalization and amortization. See also Note 7 for a description of the DAC amortization impact associated with the closed block.

Interest Expense on Debt and Debt Issuance Costs

  Interest expense on debt and debt issuance costs includes interest expense (see Note 12) and interest expense related to CSEs. See Note 8.

Affiliated Expenses

  Commissions, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions. See Notes 6, 12 and 19 for a discussion of affiliated expenses included in the table above.

Restructuring Charges

  MetLife, Inc. commenced in 2012 an enterprise-wide strategic initiative. This global strategy focuses on leveraging MetLife, Inc. and its subsidiaries' scale to improve the value they provide to customers and shareholders in order to reduce costs, enhance revenues, achieve efficiencies and reinvest in their technology, platforms and functionality to improve their current operations and develop new capabilities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

14. Other Expenses (continued)


  These restructuring charges are included in other expenses. As the expenses relate to an enterprise-wide initiative, they are reported in Corporate & Other. Estimated restructuring costs may change as management continues to execute this enterprise-wide strategic initiative. Such restructuring charges which were allocated to the Company were as follows:

                                                          Years Ended December 31,
                                      -----------------------------------------------------------------
                                                    2013                             2012
                                      -------------------------------- --------------------------------
                                                Lease and Asset                  Lease and Asset
                                      Severance   Impairment    Total  Severance   Impairment    Total
                                      --------- --------------- ------ --------- --------------- ------
                                                                (In millions)
Balance at January 1,................  $   22        $  --      $   22  $   --        $  --      $   --
Restructuring charges................      87           16         103     101           18         119
Cash payments........................    (70)         (10)        (80)    (79)         (18)        (97)
                                       ------        -----      ------  ------        -----      ------
Balance at December 31,..............  $   39        $   6      $   45  $   22        $  --      $   22
                                       ======        =====      ======  ======        =====      ======
Total restructuring charges incurred
  since inception of initiative......  $  188        $  34      $  222  $  101        $  18      $  119
                                       ======        =====      ======  ======        =====      ======

  Management anticipates further restructuring charges including severance, as well as lease and asset impairments, through the year ending December 31, 2015. However, such restructuring plans were not sufficiently developed to enable MetLife, Inc. to make an estimate of such restructuring charges at December 31, 2013.

15. Employee Benefit Plans

Pension and Other Postretirement Benefit Plans

  The Company sponsors and administers various U.S. qualified and non-qualified defined benefit pension plans and other postretirement employee benefit plans covering employees and sales representatives who meet specified eligibility requirements. Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits based upon years of credited service and final average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay, as well as earnings credits, determined annually based upon the average annual rate of interest on 30-year U.S. Treasury securities, for each account balance. At December 31, 2013, the majority of active participants were accruing benefits under the cash balance formula; however, 90% of the Company's obligations result from benefits calculated with the traditional formula. The non-qualified pension plans provide supplemental benefits in excess of limits applicable to a qualified plan. Participating affiliates are allocated a proportionate share of net expense related to the plans as well as contributions made to the plans.

  The Company also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired employees. Employees of the Company who were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total costs of postretirement medical benefits. Employees hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits. Participating affiliates are allocated a proportionate share of net expense and contributions related to the postemployment and other postretirement plans.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


 Obligations and Funded Status

                                                                                          Other
                                                                     Pension         Postretirement
                                                                  Benefits (1)          Benefits
                                                               ------------------  ------------------
                                                                            December 31,
                                                               --------------------------------------
                                                                 2013      2012      2013      2012
                                                               --------  --------  --------  --------
                                                                            (In millions)
Change in benefit obligations:
Benefit obligations at January 1,............................. $  8,937  $  7,867  $  2,402  $  2,106
 Service costs................................................      214       197        20        36
 Interest costs...............................................      367       384        92       103
 Plan participants' contributions.............................       --        --        30        29
 Net actuarial (gains) losses.................................     (967)      944      (550)      261
 Plan amendments, change in benefits, and other...............       26        --        --        --
 Benefits paid................................................     (447)     (455)     (133)     (133)
                                                               --------  --------  --------  --------
Benefit obligations at December 31,...........................    8,130     8,937     1,861     2,402
                                                               --------  --------  --------  --------
Change in plan assets:
Fair value of plan assets at January 1,.......................    7,390     6,699     1,320     1,240
 Actual return on plan assets.................................      (20)      695        57       105
 Plan amendments, change in benefits, and other...............       28        --        --        --
 Plan participants' contributions.............................       --        --        30        29
 Employer contributions.......................................      354       451        78        79
 Benefits paid................................................     (447)     (455)     (133)     (133)
                                                               --------  --------  --------  --------
Fair value of plan assets at December 31,.....................    7,305     7,390     1,352     1,320
                                                               --------  --------  --------  --------
 Over (under) funded status at December 31,................... $   (825) $ (1,547) $   (509) $ (1,082)
                                                               ========  ========  ========  ========
Amounts recognized in the consolidated balance sheets consist of:
 Other assets................................................. $    213  $     --  $     --  $     --
 Other liabilities............................................   (1,038)   (1,547)     (509)   (1,082)
                                                               --------  --------  --------  --------
   Net amount recognized...................................... $   (825) $ (1,547) $   (509) $ (1,082)
                                                               ========  ========  ========  ========
AOCI:
 Net actuarial (gains) losses................................. $  2,207  $  2,918  $    209  $    796
 Prior service costs (credit).................................       17        23         1       (74)
                                                               --------  --------  --------  --------
   AOCI, before income tax.................................... $  2,224  $  2,941  $    210  $    722
                                                               ========  ========  ========  ========
Accumulated benefit obligation................................ $  7,689  $  8,381       N/A       N/A
                                                               ========  ========

--------

(1)Includes non-qualified unfunded plans, for which the aggregate projected benefit obligation was $1.0 billion and $1.1 billion at December 31, 2013 and 2012, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


   The aggregate pension accumulated benefit obligation and aggregate fair value of plan assets for pension benefit plans with accumulated benefit obligations in excess of plan assets was as follows:

                                                  December 31,
                                                -----------------
                                                  2013     2012
                                                -------- --------
                                                  (In millions)
               Projected benefit obligations... $  1,037 $  1,282
               Accumulated benefit obligations. $    927 $  1,127
               Fair value of plan assets....... $     -- $    123

   Information for pension and other postretirement benefit plans with a projected benefit obligation in excess of plan assets were as follows:

                                                              Other
                                           Pension       Postretirement
                                          Benefits          Benefits
                                      ----------------- -----------------
                                                 December 31,
                                      -----------------------------------
                                        2013     2012     2013     2012
                                      -------- -------- -------- --------
                                                 (In millions)
       Projected benefit obligations. $  1,170 $  8,937 $  1,863 $  2,402
       Fair value of plan assets..... $    133 $  7,390 $  1,353 $  1,320

 Net Periodic Benefit Costs

   Net periodic benefit costs are determined using management estimates and actuarial assumptions to derive service costs, interest costs and expected return on plan assets for a particular year. Net periodic benefit costs also includes the applicable amortization of net actuarial gains (losses) and amortization of any prior service costs (credit).

   The obligations and expenses associated with these plans require an extensive use of assumptions such as the discount rate, expected rate of return on plan assets, rate of future compensation increases, healthcare cost trend rates, as well as assumptions regarding participant demographics such as rate and age of retirements, withdrawal rates and mortality. Management, in consultation with its external consulting actuarial firms, determines these assumptions based upon a variety of factors such as historical performance of the plan and its assets, currently available market and industry data and expected benefit payout streams. The assumptions used may differ materially from actual results due to, among other factors, changing market and economic conditions and changes in participant demographics. These differences may have a significant effect on the Company's consolidated financial statements and liquidity.

   Net periodic pension costs and net periodic other postretirement benefit plan costs are comprised of the following:

   . Service Costs -- Service costs are the increase in the projected (expected) PBO resulting from benefits payable to employees of the Company on service rendered during the current year.

   . Interest Costs -- Interest costs are the time value adjustment on the projected (expected) PBO at the end of each year.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


   . Settlement and Curtailment Costs -- The aggregate amount of net gains (losses) recognized in net periodic benefit costs due to settlements and curtailments. Settlements result from actions that relieve/eliminate the plan's responsibility for benefit obligations or risks associated with the obligations or assets used for the settlement. Curtailments result from an event that significantly reduces/eliminates plan participants' expected years of future services or benefit accruals.

   . Expected Return on Plan Assets -- Expected return on plan assets is the assumed return earned by the accumulated pension and other postretirement fund assets in a particular year.

   . Amortization of Net Actuarial Gains (Losses) -- Actuarial gains and losses result from differences between the actual experience and the expected experience on pension and other postretirement plan assets or projected (expected) PBO during a particular period. These gains and losses are accumulated and, to the extent they exceed 10% of the greater of the PBO or the fair value of plan assets, the excess is amortized into pension and other postretirement benefit costs over the expected service years of the employees.

   . Amortization of Prior Service Costs (Credit) -- These costs relate to the recognition of increases or decreases in pension and other postretirement benefit obligation due to amendments in plans or initiation of new plans. These increases or decreases in obligation are recognized in AOCI at the time of the amendment. These costs are then amortized to pension and other postretirement benefit costs over the expected service years of the employees affected by the change.

   The Company's proportionate share of components of net periodic benefit costs and other changes in plan assets and benefit obligations recognized in OCI were as follows:

                                                           Pension Benefits     Other Postretirement Benefits
                                                        ----------------------- -----------------------------
                                                                  Years Ended December 31,
                                                        -----------------------------------------------------
                                                         2013    2012    2011    2013      2012      2011
                                                        ------- ------- -------  ------    ------    ------
                                                                       (In millions)
Net periodic benefit costs:
 Service costs......................................... $   209 $   190 $   165 $   17    $   30    $   16
 Interest costs........................................     359     374     384     85        95       107
 Expected return on plan assets........................   (447)   (448)   (423)   (74)      (75)      (76)
 Amortization of net actuarial (gains) losses..........     213     182     189     51        52        42
 Amortization of prior service costs (credit)..........       6       6       3   (69)      (95)     (108)
                                                        ------- ------- -------  ------    ------    ------
   Total net periodic benefit costs (credit)...........     340     304     318     10         7      (19)
                                                        ------- ------- -------  ------    ------    ------
Other changes in plan assets and benefit
  obligations recognized in OCI:
 Net actuarial (gains) losses..........................   (492)     705     532  (532)       232       264
 Prior service costs (credit)..........................      --      --      18     --        --        --
 Amortization of net actuarial gains (losses)..........   (219)   (189)   (189)   (55)      (57)      (42)
 Amortization of prior service (costs) credit..........     (6)     (6)     (3)     75       104       108
                                                        ------- ------- -------  ------    ------    ------
   Total recognized in OCI.............................   (717)     510     358  (512)       279       330
                                                        ------- ------- -------  ------    ------    ------
     Total recognized in net periodic benefit costs
       and OCI......................................... $ (377) $   814 $   676 $(502)    $  286    $  311
                                                        ======= ======= =======  ======    ======    ======

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


   For the year ended December 31, 2013, included within OCI were other changes in plan assets and benefit obligations associated with pension benefits of ($717) million and other postretirement benefits of ($512) million for an aggregate increase in OCI of $1.2 billion before income tax and $798 million, net of income tax.

   The estimated net actuarial (gains) losses and prior service costs (credit) for the pension plans and the defined benefit other postretirement benefit plans that will be amortized from AOCI into net periodic benefit costs over the next year are $147 million and $4 million, and $6 million and ($1) million, respectively.

 Assumptions

   Assumptions used in determining benefit obligations were as follows:

                                         Pension Benefits         Other Postretirement Benefits
                                    --------------------------  ------------------------------
                                                 December 31,
                                    ----------------------------------------------------------
                                        2013          2012      2013            2012
                                    ------------  ------------  ----            ----
    Weighted average discount rate.     5.15%         4.20%     5.15%           4.20%
    Rate of compensation increase.. 3.50% - 7.50% 3.50% - 7.50%  N/A             N/A

   Assumptions used in determining net periodic benefit costs were as follows:

                                               Pension Benefits              Other Postretirement Benefits
                                   ----------------------------------------- -----------------------------
                                                          December 31,
                                   ----------------------------------------------------------------------
                                       2013          2012          2011      2013      2012      2011
                                   ------------- ------------- -------------   -----   ----      ----
Weighted average discount rate....     4.20%         4.95%         5.80%     4.20%     4.95%     5.80%
Weighted average expected rate of
  return on plan assets...........     6.24%         7.00%         7.25%     5.76%     6.26%     7.25%
Rate of compensation increase..... 3.50% - 7.50% 3.50% - 7.50% 3.50% - 7.50%  N/A       N/A       N/A

   The weighted average discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate projected benefit obligation when due.

   The weighted average expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected rate of return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.

   The weighted average expected rate of return on plan assets for use in that plan's valuation in 2014 is currently anticipated to be 6.24% for pension benefits and 5.64% for other postretirement benefits.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


   The assumed healthcare costs trend rates used in measuring the APBO and net periodic benefit costs were as follows:

                                                              December 31,
                                -------------------------------------------------------------------------
                                                 2013                                 2012
                                -------------------------------------- ----------------------------------
                                6.4% in 2014, gradually                7.8% in 2013, gradually
                                decreasing each year until 2094        decreasing each year until 2094
                                reaching the ultimate rate of 4.4% for reaching the ultimate rate of 4.4%
Pre-and Post-Medicare eligible  Pre-Medicare and 4.6% for              for Pre-Medicare and 4.6% for
  claims....................... Post-Medicare.                         Post-Medicare.

   Assumed healthcare costs trend rates may have a significant effect on the amounts reported for healthcare plans. A 1% change in assumed healthcare costs trend rates would have the following effects as of December 31, 2013:

                                                           One Percent  One Percent
                                                            Increase     Decrease
                                                          ------------ ------------
                                                                (In millions)
Effect on total of service and interest costs components.  $       16  $       (13)
Effect of accumulated postretirement benefit obligations.  $      237  $      (194)

 Plan Assets

   The pension and other postretirement benefit plan assets are categorized into a three-level fair value hierarchy, as defined in Note 10, based upon the significant input with the lowest level in its valuation. The following summarizes the types of assets included within the three-level fair value hierarchy presented below.

Level 1  This category includes separate
         accounts that are invested in fixed
         maturity securities, equity
         securities, derivative assets and
         short-term investments which have
         unadjusted quoted market prices in
         active markets for identical assets
         and liabilities.

Level 2  This category includes certain
         separate accounts that are primarily
         invested in liquid and readily
         marketable securities. The estimated
         fair value of such separate account
         is based upon reported NAV provided
         by fund managers and this value
         represents the amount at which
         transfers into and out of the
         respective separate account are
         effected. These separate accounts
         provide reasonable levels of price
         transparency and can be corroborated
         through observable market data.

         Certain separate accounts are
         invested in investment partnerships
         designated as hedge funds. The values
         for these separate accounts is
         determined monthly based on the NAV
         of the underlying hedge fund
         investment. Additionally, such hedge
         funds generally contain lock out or
         other waiting period provisions for
         redemption requests to be filled.
         While the reporting and redemption
         restrictions may limit the frequency
         of trading activity in separate
         accounts invested in hedge funds, the
         reported NAV, and thus the referenced
         value of the separate account,
         provides a reasonable level of price
         transparency that can be corroborated
         through observable market data.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)

         Directly held investments are
         primarily invested in U.S. and
         foreign government and corporate
         securities.

Level 3  This category includes separate
         accounts that are invested in fixed
         maturity securities, equity
         securities, derivative assets and
         other investments that provide little
         or no price transparency due to the
         infrequency with which the underlying
         assets trade and generally require
         additional time to liquidate in an
         orderly manner. Accordingly, the
         values for separate accounts invested
         in these alternative asset classes
         are based on inputs that cannot be
         readily derived from or corroborated
         by observable market data.

   The Company provides employees with benefits under various Employee Retirement Income Security Act of 1974 ("ERISA") benefit plans. These include qualified pension plans, postretirement medical plans and certain retiree life insurance coverage. The assets of the Company's qualified pension plans are held in insurance group annuity contracts, and the vast majority of the assets of the postretirement medical plan and backing the retiree life coverage are held in insurance contracts. All of these contracts are issued by the Company and the assets under the contracts are held in insurance separate accounts that have been established by the Company. The underlying assets of the separate accounts are principally comprised of cash and cash equivalents, short-term investments, fixed maturity and equity securities, derivatives, real estate, private equity investments and hedge fund investments.

   The insurance contract provider engages investment management firms ("Managers") to serve as sub-advisors for the separate accounts based on the specific investment needs and requests identified by the plan fiduciary. These Managers have portfolio management discretion over the purchasing and selling of securities and other investment assets pursuant to the respective investment management agreements and guidelines established for each insurance separate account. The assets of the qualified pension plans and postretirement medical plans (the "Invested Plans") are well diversified across multiple asset categories and across a number of different Managers, with the intent of minimizing risk concentrations within any given asset category or with any given Manager.

   The Invested Plans, other than those held in participant directed investment accounts, are managed in accordance with investment policies consistent with the longer-term nature of related benefit obligations and within prudent risk parameters. Specifically, investment policies are oriented toward
 (i) maximizing the Invested Plan's funded status; (ii) minimizing the volatility of the Invested Plan's funded status; (iii) generating asset returns that exceed liability increases; and (iv) targeting rates of return in excess of a custom benchmark and industry standards over appropriate reference time periods. These goals are expected to be met through identifying appropriate and diversified asset classes and allocations, ensuring adequate liquidity to pay benefits and expenses when due and controlling the costs of administering and managing the Invested Plan's investments. Independent investment consultants are periodically used to evaluate the investment risk of Invested Plan's assets relative to liabilities, analyze the economic and portfolio impact of various asset allocations and management strategies and to recommend asset allocations.

   Derivative contracts may be used to reduce investment risk, to manage duration and to replicate the risk/return profile of an asset or asset class. Derivatives may not be used to leverage a portfolio in any manner, such as to magnify exposure to an asset, asset class, interest rates or any other financial variable. Derivatives are also prohibited for use in creating exposures to securities, currencies, indices or any other financial variable that is otherwise restricted.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


   The table below summarizes the actual weighted average allocation of the fair value of total plan assets by asset class at December 31 for the years indicated and the approved target allocation by major asset class at December 31, 2013 for the Invested Plans:

                                                           Pension             Postretirement Medical
                                                   -------------------------- --------------------------
                                                            Actual Allocation          Actual Allocation
                                                            -----------------          -----------------
                                                     Target   2013     2012     Target   2013     2012
                                                   -------- -------  -------  -------- -------  -------
Asset Class:
Fixed maturity securities (1).....................     75%      64%      69%      70%      52%      63%
Equity securities (2).............................     12%      23%      21%      30%      47%      37%
Alternative securities (3)........................     13%      13%      10%      --%       1%      --%
                                                            -------  -------           -------  -------
 Total assets.....................................             100%     100%              100%     100%
                                                            =======  =======           =======  =======

                                                     Postretirement Life
                                                   --------------------------
                                                            Actual Allocation
                                                            -----------------
                                                     Target   2013     2012
                                                   -------- -------  -------
Asset Class:
Fixed maturity securities (1).....................     --%      --%      --%
Equity securities (2).............................     --%      --%      --%
Alternative securities (3)........................    100%     100%     100%
                                                            -------  -------
 Total assets.....................................             100%     100%
                                                            =======  =======

--------

(1)Fixed maturity securities include primarily ABS, collateralized mortgage obligations, corporate, federal agency, foreign bonds, mortgage-backed securities, municipals, preferred stocks and U.S. government bonds.

(2)Equity securities primarily include common stock of U.S. companies.

(3)Alternative securities primarily include derivative assets, money market securities, short-term investments and other investments. Postretirement life's target and actual allocation of plan assets are all in short-term investments.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


   The pension and postretirement plan assets measured at estimated fair value on a recurring basis were determined as described in "-- Plan Assets." These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                       December 31, 2013
                             ---------------------------------------------------------------------
                                      Pension Benefits                       Other Postretirement Benefits
                             -----------------------------------           ---------------------------------
                               Fair Value Hierarchy                         Fair Value Hierarchy
                             -------------------------                     -----------------------
                                                                 Total                                   Total
                                                               Estimated                               Estimated
                                                                 Fair                                    Fair
                             Level 1     Level 2     Level 3     Value     Level 1   Level 2   Level 3   Value
                             --------    --------    -------   ---------   -------   -------   ------- ---------
                                                         (In millions)
Assets
Fixed maturity securities:
  Corporate................. $     --    $  1,948    $   55    $  2,003    $   --    $  170     $  1   $    171
  U.S. government bonds.....      868         156        --       1,024       135         5       --        140
  Foreign bonds.............       --         675        10         685        --        63       --         63
  Federal agencies..........       --         274        --         274        --        33       --         33
  Municipals................       --         206        --         206        --        15       --         15
  Other (1).................       --         460        19         479        --        54       --         54
                             --------    --------    ------    --------    ------    ------     ----   --------
   Total fixed maturity
     securities.............      868       3,719        84       4,671       135       340        1        476
                             --------    --------    ------    --------    ------    ------     ----   --------
Equity securities:
  Common stock - domestic...    1,064          21       139       1,224       328        --       --        328
  Common stock - foreign....      432          --        --         432       102        --       --        102
                             --------    --------    ------    --------    ------    ------     ----   --------
   Total equity securities..    1,496          21       139       1,656       430        --       --        430
                             --------    --------    ------    --------    ------    ------     ----   --------
Other investments...........       --          --       563         563        --        --       --         --
Short-term investments......       49         290        --         339        --       439       --        439
Money market securities.....        1          12        --          13         4        --       --          4
Derivative assets...........       16          14        33          63        --         3       --          3
                             --------    --------    ------    --------    ------    ------     ----   --------
       Total assets......... $  2,430    $  4,056    $  819    $  7,305    $  569    $  782     $  1   $  1,352
                             ========    ========    ======    ========    ======    ======     ====   ========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


                                                       December 31, 2012
                             ---------------------------------------------------------------------
                                      Pension Benefits                Other Postretirement Benefits
                             -----------------------------------    ---------------------------------
                               Fair Value Hierarchy                  Fair Value Hierarchy
                             -------------------------              -----------------------
                                                            Total                             Total
                                                          Estimated                         Estimated
                                                            Fair                              Fair
                             Level 1     Level 2  Level 3   Value   Level 1 Level 2 Level 3   Value
                             --------    -------- ------- --------- ------- ------- ------- ---------
                                                         (In millions)
Assets
Fixed maturity securities:
  Corporate................. $     --    $  2,119 $   18  $  2,137  $   --  $  165   $  4   $    169
  U.S. government bonds.....    1,082         150     --     1,232     175       3     --        178
  Foreign bonds.............       --         714      7       721      --      51     --         51
  Federal agencies..........        1         314     --       315      --      26     --         26
  Municipals................       --         242     --       242      --      70      1         71
  Other (1).................       --         460      7       467      --      55      3         58
                             --------    -------- ------  --------  ------  ------   ----   --------
   Total fixed maturity
     securities.............    1,083       3,999     32     5,114     175     370      8        553
                             --------    -------- ------  --------  ------  ------   ----   --------
Equity securities:
  Common stock - domestic...    1,024          36    129     1,189     249       1     --        250
  Common stock - foreign....      339          --     --       339      83      --     --         83
                             --------    -------- ------  --------  ------  ------   ----   --------
   Total equity securities..    1,363          36    129     1,528     332       1     --        333
                             --------    -------- ------  --------  ------  ------   ----   --------
Other investments...........       --         110    419       529      --      --     --         --
Short-term investments......       --         200     --       200      --     432     --        432
Money market securities.....        2           9     --        11       1      --     --          1
Derivative assets...........       --           7      1         8      --       1     --          1
                             --------    -------- ------  --------  ------  ------   ----   --------
       Total assets......... $  2,448    $  4,361 $  581  $  7,390  $  508  $  804   $  8   $  1,320
                             ========    ======== ======  ========  ======  ======   ====   ========

--------

(1)Other primarily includes mortgage-backed securities, collateralized mortgage obligations and ABS.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


   A rollforward of all pension and other postretirement benefit plan assets measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs was as follows:

                                Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                     ---------------------------------------------------------------------------------------------
                                            Pension Benefits                        Other Postretirement Benefits
-                    -------------------------------------------------------------- ------------------------------
                           Fixed Maturity          Equity                                   Fixed Maturity
                             Securities:         Securities:                                 Securities:
-                    --------------------------- -----------                        ------------------------------
                                                   Common
                               Foreign             Stock -      Other    Derivative
                     Corporate  Bonds  Other (1)  Domestic   Investments   Assets   Corporate Municipals Other (1)
                     --------- ------- --------- ----------- ----------- ---------- --------- ---------- ---------
                                                             (In millions)
Year Ended December
 31, 2013:
Balance at January
 1,.................   $  18    $  7     $  7      $  129      $  419      $   1      $  4       $  1      $  3
Realized gains
 (losses)...........      --      --       --         (1)          --        (2)        --         --       (3)
Unrealized gains
 (losses)...........     (2)       1       --           9          56       (17)        --         --         4
Purchases, sales,
 issuances and
 settlements, net...      17     (3)       11           2        (58)         51       (3)        (1)       (4)
Transfers into
 and/or out of
 Level 3............      22       5        1          --         146         --        --         --        --
                     --------- ------- --------- ----------- ----------- ---------- --------- ---------- ---------
Balance at December
 31,................   $  55    $ 10     $ 19      $  139      $  563      $  33      $  1       $ --      $ --
                     ========= ======= ========= =========== =========== ========== ========= ========== =========

                                     Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                     --------------------------------------------------------------------------------------------------------
                                            Pension Benefits                              Other Postretirement Benefits
-                    -------------------------------------------------------------- -----------------------------------------
                           Fixed Maturity          Equity                                   Fixed Maturity
                             Securities:         Securities:                                 Securities:
-                    --------------------------- -----------                        ------------------------------
                                                   Common
                               Foreign             Stock -      Other    Derivative                                Derivative
                     Corporate  Bonds  Other (1)  Domestic   Investments   Assets   Corporate Municipals Other (1)   Assets
                     --------- ------- --------- ----------- ----------- ---------- --------- ---------- --------- ----------
                                                                  (In millions)
Year Ended
 December 31, 2012:
Balance at
 January 1,.........   $  30    $   5    $   2     $  194      $  501       $  4      $  4       $  1      $  5       $  1
Realized gains
 (losses)...........      --       --       --       (25)          52          4        --         --       (2)          2
Unrealized gains
 (losses)...........     (1)        8        1          9        (38)        (6)        --         --         2        (2)
Purchases, sales,
 issuances and
 settlements, net...    (11)      (6)        4       (49)        (96)        (1)        --         --       (2)        (1)
Transfers into
 and/or out of
 Level 3............      --       --       --         --          --         --        --         --        --         --
                     --------- ------- --------- ----------- ----------- ---------- --------- ---------- --------- ----------
Balance at
 December 31,.......   $  18    $   7    $   7     $  129      $  419       $  1      $  4       $  1      $  3       $ --
                     ========= ======= ========= =========== =========== ========== ========= ========== ========= ==========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)

                                     Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                     --------------------------------------------------------------------------------------------------------
                                            Pension Benefits                              Other Postretirement Benefits
-                    -------------------------------------------------------------- -----------------------------------------
                           Fixed Maturity          Equity                                   Fixed Maturity
                             Securities:         Securities:                                 Securities:
-                    --------------------------- -----------                        ------------------------------
                                                   Common
                               Foreign             Stock -      Other    Derivative                                Derivative
                     Corporate  Bonds  Other (1)  Domestic   Investments   Assets   Corporate Municipals Other (1)   Assets
                     --------- ------- --------- ----------- ----------- ---------- --------- ---------- --------- ----------
                                                                  (In millions)
Year Ended
 December 31, 2011:
Balance at
 January 1,.........   $  45    $  4     $  2       $ 228       $ 446       $(1)       $ 4       $ 1       $  6       $--
Realized gains
 (losses)...........      --      --      (1)        (57)          80          1        --        --        (1)        --
Unrealized gains
 (losses)...........     (3)     (2)        1         110          42          6        --        --          1         1
Purchases, sales,
 issuances and
 settlements, net...    (13)       3      (1)        (87)        (67)        (2)        --        --        (1)        --
Transfers into
 and/or out of
 Level 3............       1      --        1          --          --         --        --        --         --        --
                     --------- ------- --------- ----------- ----------- ---------- --------- ---------- --------- ----------
Balance at
 December 31,.......   $  30    $  5     $  2       $ 194       $ 501       $  4       $ 4       $ 1       $  5       $ 1
                     ========= ======= ========= =========== =========== ========== ========= ========== ========= ==========

--------

(1)Other includes ABS and collateralized mortgage obligations.

 Expected Future Contributions and Benefit Payments

   It is the Company's practice to make contributions to the qualified pension plan to comply with minimum funding requirements of ERISA. In accordance with such practice, no contributions are required for 2014. The Company expects to make discretionary contributions to the qualified pension plan of $210 million in 2014. For information on employer contributions, see "-- Obligations and Funded Status."

   Benefit payments due under the non-qualified pension plans are primarily funded from the Company's general assets as they become due under the provision of the plans, therefore benefit payments equal employer contributions. The Company expects to make contributions of $70 million to fund the benefit payments in 2014.

   Postretirement benefits are either: (i) not vested under law; (ii) a non-funded obligation of the Company; or (iii) both. Current regulations do not require funding for these benefits. The Company uses its general assets, net of participant's contributions, to pay postretirement medical claims as they come due in lieu of utilizing any plan assets. The Company expects to make contributions of $50 million towards benefit obligations in 2014 to pay postretirement medical claims.

   Gross benefit payments for the next 10 years, which reflect expected future service where appropriate, are expected to be as follows:

                                                 Other
                                  Pension    Postretirement
                                  Benefits      Benefits
                                ------------ --------------
                                       (In millions)
                     2014...... $        447   $       85
                     2015...... $        458   $       87
                     2016...... $        470   $       87
                     2017...... $        496   $       90
                     2018...... $        503   $       94
                     2019-2023. $      2,787   $      527

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


 Additional Information

   As previously discussed, most of the assets of the pension and other postretirement benefit plans are held in group annuity and life insurance contracts issued by the Company. Total revenues from these contracts recognized in the consolidated statements of operations were $49 million, $54 million and $47 million for the years ended December 31, 2013, 2012 and 2011, respectively, and included policy charges and net investment income from investments backing the contracts and administrative fees. Total investment income (loss), including realized and unrealized gains (losses), credited to the account balances was $20 million, $867 million and $885 million for the years ended December 31, 2013, 2012 and 2011, respectively. The terms of these contracts are consistent in all material respects with those the Company offers to unaffiliated parties that are similarly situated.

Defined Contribution Plans

  The Company sponsors defined contribution plans for substantially all Company employees under which a portion of employee contributions are matched. The Company contributed $84 million, $83 million and $73 million for the years ended December 31, 2013, 2012 and 2011, respectively.

16. Income Tax

   The provision for income tax from continuing operations was as follows:

                                                     Years Ended December 31,
                                                     ------------------------
                                                      2013    2012     2011
  -                                                  ------ -------- --------
                                                          (In millions)
  Current:
   Federal.......................................... $  789 $    675 $    551
   State and local..................................      2        2        2
   Foreign..........................................    176      176      116
                                                     ------ -------- --------
     Subtotal.......................................    967      853      669
                                                     ------ -------- --------
  Deferred:
   Federal..........................................  (411)      346      769
   Foreign..........................................    125    (144)       22
                                                     ------ -------- --------
     Subtotal.......................................  (286)      202      791
                                                     ------ -------- --------
       Provision for income tax expense (benefit)... $  681 $  1,055 $  1,460
                                                     ====== ======== ========

   The Company's income (loss) from continuing operations before income tax expense (benefit) from domestic and foreign operations were as follows:

                                                 Years Ended December 31,
                                                --------------------------
                                                  2013     2012     2011
                                                -------- -------- --------
                                                      (In millions)
     Income (loss) from continuing operations:
      Domestic................................. $  2,540 $  3,153 $  4,291
      Foreign..................................      282      545      453
                                                -------- -------- --------
        Total.................................. $  2,822 $  3,698 $  4,744
                                                ======== ======== ========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Income Tax (continued)


   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations was as follows:

                                                  Years Ended December 31,
                                                  ------------------------
                                                   2013    2012     2011
                                                  ------ -------- --------
                                                       (In millions)
      Tax provision at U.S. statutory rate....... $  988 $  1,294 $  1,660
      Tax effect of:
       Dividend received deduction...............   (66)     (75)     (71)
       Tax-exempt income.........................   (42)     (43)     (31)
       Prior year tax............................     29       10       10
       Low income housing tax credits............  (190)    (142)     (97)
       Other tax credits.........................   (44)     (18)     (22)
       Foreign tax rate differential.............      2        3        2
       Change in valuation allowance.............    (4)       13       --
       Other, net................................      8       13        9
                                                  ------ -------- --------
      Provision for income tax expense (benefit). $  681 $  1,055 $  1,460
                                                  ====== ======== ========

   Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                          December 31,
                                                      ---------------------
                                                         2013       2012
                                                      ---------- ----------
                                                          (In millions)
    Deferred income tax assets:
     Policyholder liabilities and receivables........ $    1,823 $    2,495
     Net operating loss carryforwards................         64         35
     Employee benefits...............................        649      1,075
     Capital loss carryforwards......................         14         17
     Tax credit carryforwards........................        909        372
     Litigation-related and government mandated......        223        175
     Other...........................................        349        198
                                                      ---------- ----------
       Total gross deferred income tax assets........      4,031      4,367
     Less: Valuation allowance.......................         72         52
                                                      ---------- ----------
       Total net deferred income tax assets..........      3,959      4,315
                                                      ---------- ----------
    Deferred income tax liabilities:
     Investments, including derivatives..............      2,021      2,283
     DAC and VOBA....................................      1,677      1,629
     Net unrealized investment gains.................      2,019      3,412
     Other...........................................         27         27
                                                      ---------- ----------
       Total deferred income tax liabilities.........      5,744      7,351
                                                      ---------- ----------
         Net deferred income tax asset (liability)... $  (1,785) $  (3,036)
                                                      ========== ==========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Income Tax (continued)


   The following table sets forth the domestic, state, and foreign net operating and capital loss carryforwards for tax purposes at December 31, 2013.

                   Net Operating Loss                 Capital Loss
                      Carryforwards                   Carryforwards
             ------------------------------- -------------------------------
                Amount        Expiration        Amount        Expiration
             ------------- ----------------- ------------- -----------------
             (In millions)                   (In millions)
   Domestic.   $      46   Beginning in 2018   $      --   N/A
   State....   $     150   N/A                 $      --   N/A
   Foreign..   $      69   Beginning in 2027   $      40   Beginning in 2014

   Foreign tax credit carryforwards of $357 million at December 31, 2013 will expire beginning in 2021. General business credits of $552 million will expire beginning in 2030.

   The Company has recorded valuation allowance decreases related to tax expense of $1 million related to certain state and foreign net operating loss carryforwards, $3 million related to certain foreign capital loss carryforwards, and charges of $24 million related to certain other deferred tax assets. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain foreign net operating and capital loss carryforwards and certain state net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable.

   The Company participates in a tax sharing agreement with MetLife, Inc. as described in Note 1. Pursuant to this tax sharing agreement, the amount due to affiliates included $157 million for the year ended December 31, 2013. The amounts due from affiliates included $14 million and $34 million for the years ended December 31, 2012 and 2011, respectively.

   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state, or local income tax examinations in major taxing jurisdictions for years prior to 2003, except for 2000 through 2002 where the IRS has disallowed certain tax credits claimed and the Company continues to protest. The IRS audit cycle for the years 2003 through 2006, which began in April 2010, is expected to conclude in 2014.

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Income Tax (continued)


   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                           Years Ended December 31,
                                                                          --------------------------
                                                                            2013     2012     2011
                                                                          -------- -------- --------
                                                                                (In millions)
Balance at January 1,.................................................... $    532 $    525 $    499
Additions for tax positions of prior years...............................       50       27       26
Reductions for tax positions of prior years..............................      (4)      (5)       --
Additions for tax positions of current year..............................        3       --        1
Reductions for tax positions of current year.............................       --       --      (1)
Settlements with tax authorities.........................................     (49)     (15)       --
                                                                          -------- -------- --------
Balance at December 31,.................................................. $    532 $    532 $    525
                                                                          ======== ======== ========
Unrecognized tax benefits that, if recognized would impact the effective
  rate................................................................... $    491 $    466 $    459
                                                                          ======== ======== ========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

Interest was as follows:

                                                                  Years Ended December 31,
                                                                  ----------------------
                                                                   2013      2012   2011
                                                                  -------   ------ -------
                                                                      (In millions)
Interest recognized in the consolidated statements of operations. $    17   $    8 $    27

                                                                             December 31,
                                                                            --------------
                                                                             2013   2012
                                                                            ------ -------
                                                                            (In millions)
Interest included in other liabilities in the consolidated balance sheets.. $  228 $   211

   The Company had no penalties for the years ended December 31, 2013, 2012 and 2011.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2013 and 2012, the Company recognized an income tax benefit of $53 million and $70 million, respectively, related to the separate account DRD. The 2013 benefit included an expense of $7 million related to a true-up of the 2012 tax return. The 2012 benefit included a benefit of $2 million related to a true-up of the 2011 tax return.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


17. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

   The Company is a defendant in a large number of litigation matters. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

   Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

   The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities have been established for a number of the matters noted below. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2013. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known to management, management does not believe any such charges are likely to have a material effect on the Company's financial position.

  Matters as to Which an Estimate Can Be Made

    For some of the matters disclosed below, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2013, the Company estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters to be $0 to $360 million.

  Matters as to Which an Estimate Cannot Be Made

    For other matters disclosed below, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

17. Contingencies, Commitments and Guarantees (continued)

  progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

  Asbestos-Related Claims

    Metropolitan Life Insurance Company is and has been a defendant in a large number of asbestos-related suits filed primarily in state courts. These suits principally allege that the plaintiff or plaintiffs suffered personal injury resulting from exposure to asbestos and seek both actual and punitive damages. Metropolitan Life Insurance Company has never engaged in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products nor has Metropolitan Life Insurance Company issued liability or workers' compensation insurance to companies in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products. The lawsuits principally have focused on allegations with respect to certain research, publication and other activities of one or more of Metropolitan Life Insurance Company's employees during the period from the 1920's through approximately the 1950's and allege that Metropolitan Life Insurance Company learned or should have learned of certain health risks posed by asbestos and, among other things, improperly publicized or failed to disclose those health risks. Metropolitan Life Insurance Company believes that it should not have legal liability in these cases. The outcome of most asbestos litigation matters, however, is uncertain and can be impacted by numerous variables, including differences in legal rulings in various jurisdictions, the nature of the alleged injury and factors unrelated to the ultimate legal merit of the claims asserted against Metropolitan Life Insurance Company. Metropolitan Life Insurance Company employs a number of resolution strategies to manage its asbestos loss exposure, including seeking resolution of pending litigation by judicial rulings and settling individual or groups of claims or lawsuits under appropriate circumstances.

    Claims asserted against Metropolitan Life Insurance Company have included negligence, intentional tort and conspiracy concerning the health risks associated with asbestos. Metropolitan Life Insurance Company's defenses (beyond denial of certain factual allegations) include that: (i) Metropolitan Life Insurance Company owed no duty to the plaintiffs -- it had no special relationship with the plaintiffs and did not manufacture, produce, distribute or sell the asbestos products that allegedly injured plaintiffs;
  (ii) plaintiffs did not rely on any actions of Metropolitan Life Insurance Company; (iii) Metropolitan Life Insurance Company's conduct was not the cause of the plaintiffs' injuries; (iv) plaintiffs' exposure occurred after the dangers of asbestos were known; and (v) the applicable time with respect to filing suit has expired. During the course of the litigation, certain trial courts have granted motions dismissing claims against Metropolitan Life Insurance Company, while other trial courts have denied Metropolitan Life Insurance Company's motions. There can be no assurance that Metropolitan Life Insurance Company will receive favorable decisions on motions in the future. While most cases brought to date have settled, Metropolitan Life Insurance Company intends to continue to defend aggressively against claims based on asbestos exposure, including defending claims at trials.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

17. Contingencies, Commitments and Guarantees (continued)


   The approximate total number of asbestos personal injury claims pending against Metropolitan Life Insurance Company as of the dates indicated, the approximate number of new claims during the years ended on those dates and the approximate total settlement payments made to resolve asbestos personal injury claims at or during those years are set forth in the following table:

                                                        December 31,
                                                --------------------------------------
                                                  2013         2012         2011
                                                 ---------    ---------    ---------
                                                (In millions, except number of claims)
   Asbestos personal injury claims at year end.    67,983       65,812       66,747
   Number of new claims during the year........     5,898        5,303        4,972
   Settlement payments during the year (1)..... $    37.0    $    36.4    $    34.2

--------

(1)Settlement payments represent payments made by MLIC during the year in connection with settlements made in that year and in prior years. Amounts do not include MLIC's attorneys' fees and expenses and do not reflect amounts received from insurance carriers.

   The number of asbestos cases that may be brought, the aggregate amount of any liability that Metropolitan Life Insurance Company may incur, and the total amount paid in settlements in any given year are uncertain and may vary significantly from year to year.

   The ability of Metropolitan Life Insurance Company to estimate its ultimate asbestos exposure is subject to considerable uncertainty, and the conditions impacting its liability can be dynamic and subject to change. The availability of reliable data is limited and it is difficult to predict the numerous variables that can affect liability estimates, including the number of future claims, the cost to resolve claims, the disease mix and severity of disease in pending and future claims, the impact of the number of new claims filed in a particular jurisdiction and variations in the law in the jurisdictions in which claims are filed, the possible impact of tort reform efforts, the willingness of courts to allow plaintiffs to pursue claims against Metropolitan Life Insurance Company when exposure to asbestos took place after the dangers of asbestos exposure were well known, and the impact of any possible future adverse verdicts and their amounts.

   The ability to make estimates regarding ultimate asbestos exposure declines significantly as the estimates relate to years further in the future. In the Company's judgment, there is a future point after which losses cease to be probable and reasonably estimable. It is reasonably possible that the Company's total exposure to asbestos claims may be materially greater than the asbestos liability currently accrued and that future charges to income may be necessary. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material effect on the Company's financial position.

   The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for asbestos-related claims. Metropolitan Life Insurance Company's recorded asbestos liability is based on its estimation of the following elements, as informed by the facts presently known to it, its understanding of current law and its past experiences: (i) the probable and reasonably estimable liability for asbestos claims already asserted against Metropolitan Life Insurance Company, including claims settled but not yet paid; (ii) the probable and reasonably estimable liability for asbestos claims not yet

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

17. Contingencies, Commitments and Guarantees (continued)

 asserted against Metropolitan Life Insurance Company, but which Metropolitan Life Insurance Company believes are reasonably probable of assertion; and
 (iii) the legal defense costs associated with the foregoing claims. Significant assumptions underlying Metropolitan Life Insurance Company's analysis of the adequacy of its recorded liability with respect to asbestos litigation include: (i) the number of future claims; (ii) the cost to resolve claims; and (iii) the cost to defend claims.

   Metropolitan Life Insurance Company reevaluates on a quarterly and annual basis its exposure from asbestos litigation, including studying its claims experience, reviewing external literature regarding asbestos claims experience in the United States, assessing relevant trends impacting asbestos liability and considering numerous variables that can affect its asbestos liability exposure on an overall or per claim basis. These variables include bankruptcies of other companies involved in asbestos litigation, legislative and judicial developments, the number of pending claims involving serious disease, the number of new claims filed against it and other defendants and the jurisdictions in which claims are pending. Based upon its reevaluation of its exposure from asbestos litigation, Metropolitan Life Insurance Company has updated its liability analysis for asbestos-related claims through December 31, 2013. The frequency of severe claims relating to asbestos has not declined as expected, and Metropolitan Life Insurance Company has reflected this in its provisions. Accordingly, Metropolitan Life Insurance Company increased its recorded liability for asbestos related claims from $417 million to $572 million at December 31, 2013.

  Regulatory Matters

    The Company receives and responds to subpoenas or other inquiries from state regulators, including state insurance commissioners; state attorneys general or other state governmental authorities; federal regulators, including the U.S. Securities and Exchange Commission ("SEC") ; federal governmental authorities, including congressional committees; and the Financial Industry Regulatory Authority ("FINRA") seeking a broad range of information. The issues involved in information requests and regulatory matters vary widely. The Company cooperates in these inquiries.

   In the Matter of Chemform, Inc. Site, Pompano Beach, Broward County, Florida

    In July 2010, the Environmental Protection Agency ("EPA") advised Metropolitan Life Insurance Company that it believed payments were due under two settlement agreements, known as "Administrative Orders on Consent," that New England Mutual Life Insurance Company ("New England Mutual") signed in 1989 and 1992 with respect to the cleanup of a Superfund site in Florida (the "Chemform Site"). The EPA originally contacted Metropolitan Life Insurance Company (as successor to New England Mutual) and a third party in 2001, and advised that they owed additional clean-up costs for the Chemform Site. The matter was not resolved at that time. The EPA is requesting payment of an amount under $1 million from Metropolitan Life Insurance Company and such third party for past costs and an additional amount for future environmental testing costs at the Chemform Site. In June 2012, the EPA, Metropolitan Life Insurance Company and the third party executed an Administrative Order on Consent under which Metropolitan Life Insurance Company and the third party have agreed to be responsible for certain environmental testing at the Chemform site. The Company estimates that its costs for the environmental testing will not exceed $100,000. The June 2012 Administrative Order on Consent does not resolve the EPA's claim for past clean-up costs. The EPA may seek additional costs if the environmental testing identifies issues. The Company estimates that the aggregate cost to resolve this matter will not exceed $1 million.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

17. Contingencies, Commitments and Guarantees (continued)


   Metco Site, Hicksville, Nassau County, New York

    On February 22, 2012, the New York State Department of Environmental Conservation ("Department of Environmental Conservation") issued a notice to Metropolitan Life Insurance Company, as purported successor in interest to New England Mutual, that it is a potentially responsible party with respect to hazardous substances and hazardous waste located on a property that New England Mutual owned for a time in 1978. Metropolitan Life Insurance Company has responded to the Department of Environmental Conservation and asserted that it is not a potentially responsible party under the law.

   Sales Practices Regulatory Matters.

    Regulatory authorities in a small number of states and FINRA, and occasionally the SEC, have had investigations or inquiries relating to sales of individual life insurance policies or annuities or other products by Metropolitan Life Insurance Company, NELICO, GALIC, and broker dealer New England Securities Corporation. These investigations often focus on the conduct of particular financial services representatives and the sale of unregistered or unsuitable products or the misuse of client assets. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief, including restitution payments. The Company may continue to resolve investigations in a similar manner. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for these sales practices-related investigations or inquiries.

  Unclaimed Property Litigation and Inquiries

    In 2012, MetLife, Inc., for itself and on behalf of entities including Metropolitan Life Insurance Company, reached agreements with representatives of the U.S. jurisdictions that were conducting audits of MetLife, Inc. and certain of its affiliates, including Metropolitan Life Insurance Company, for compliance with unclaimed property laws, and with state insurance regulators directly involved in a multistate targeted market conduct examination relating to claim-payment practices and compliance with unclaimed property laws. In the first quarter of 2012, the Company recorded a $47 million after tax charge for the multistate examination payment and the expected acceleration of benefit payments to policyholders under the settlements. On September 20, 2012, the West Virginia Treasurer filed an action against Metropolitan Life Insurance Company in West Virginia state court (West Virginia ex rel. John D. Perdue v. Metropolitan Life Insurance Company, Circuit Court of Putnam County, Civil Action No. 12-C-295) alleging that Metropolitan Life Insurance Company violated the West Virginia Uniform Unclaimed Property Act, seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On
  November 21, 2012 and January 9, 2013, the Treasurer filed substantially identical suits against NELICO and GALIC, respectively. On December 30, 2013, the court granted defendants' motions to dismiss all of the West Virginia Treasurer's actions. The Treasurer has filed a notice to appeal the dismissal order. At least one other jurisdiction is pursuing a market conduct examination concerning compliance with unclaimed property statutes. It is possible that other jurisdictions may pursue similar examinations, audits, or lawsuits and that such actions may result in additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws, administrative penalties, interest, and/or further changes to the Company's procedures. The Company is not currently able to estimate these additional possible costs.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

17. Contingencies, Commitments and Guarantees (continued)


  Total Asset Recovery Services, LLC on behalf of the State of Florida v. MetLife, Inc., et. al. (Cir. Ct. Leon County, FL, filed October 27, 2010)

    Alleging that MetLife, Inc. and another company have violated the Florida Disposition of Unclaimed Property law by failing to escheat to Florida benefits of 9,022 life insurance contracts, Total Asset Recovery Services, LLC ("the Relator") has brought an action under the Florida False Claims Act seeking to recover damages on behalf of Florida. The action had been sealed by court order until December 17, 2012. The Relator alleges that the aggregate damages attributable to MetLife, Inc., including statutory damages and treble damages, are $767 million. The Relator also bases its damage calculation in part on its assumption that the average face amount of the subject policies is $120,000. MetLife, Inc. strongly disputes this assumption, the Relator's alleged damages amounts, and other allegations in the complaint. On December 14, 2012, the Florida Attorney General apprised the court that the State of Florida declined to intervene in the action and noted that the allegations in the complaint ". . . are very similar (if not identical) to those raised in regulatory investigations of the defendants that predated the filing of the action" and that those regulatory investigations have been resolved. On August 20, 2013, the court granted defendants' motion to dismiss the action. The Relator has appealed the dismissal.

  Total Control Accounts Litigation

    Metropolitan Life Insurance Company is a defendant in a consolidated lawsuit related to its use of retained asset accounts, known as Total Control Accounts ("TCA"), as a settlement option for death benefits.

  Keife, et al. v. Metropolitan Life Insurance Company (D. Nev., filed in state court on July 30, 2010 and removed to federal court on September 7, 2010); and Simon v. Metropolitan Life Insurance Company (D. Nev., filed November 3,
  2011)

    These putative class action lawsuits, which have been consolidated, raise breach of contract claims arising from Metropolitan Life Insurance Company's use of the TCA to pay life insurance benefits under the Federal Employees' Group Life Insurance program. On March 8, 2013, the court granted Metropolitan Life Insurance Company's motion for summary judgment. Plaintiffs have appealed that decision to the United States Court of Appeals for the Ninth Circuit.

  Other Litigation

  Merrill Haviland, et al. v. Metropolitan Life Insurance Company (E.D. Mich., removed to federal court on July 22, 2011)

    This lawsuit was filed by 45 retired General Motors ("GM") employees against Metropolitan Life Insurance Company and the amended complaint includes claims for conversion, unjust enrichment, breach of contract, fraud, intentional infliction of emotional distress, fraudulent insurance acts, unfair trade practices, and ERISA claims based upon GM's 2009 reduction of the employees' life insurance coverage under GM's ERISA-governed plan. The complaint includes a count seeking class action status. Metropolitan Life Insurance Company is the insurer of GM's group life insurance plan and administers claims under the plan. According to the complaint, Metropolitan Life Insurance Company had previously provided plaintiffs with a "written guarantee" that their life insurance benefits under the GM plan would not be reduced for the rest of

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

17. Contingencies, Commitments and Guarantees (continued)

  their lives. On June 26, 2012, the district court granted Metropolitan Life Insurance Company's motion to dismiss the complaint. Plaintiffs appealed and the United States Court of Appeals for the Sixth Circuit affirmed the dismissal of the action on September 12, 2013.

  McGuire v. Metropolitan Life Insurance Company (E.D. Mich., filed February 22, 2012)

    This lawsuit was filed by the fiduciary for the Union Carbide Employees' Pension Plan and alleges that Metropolitan Life Insurance Company, which issued annuity contracts to fund some of the benefits the Plan provides, engaged in transactions that ERISA prohibits and violated duties under ERISA and federal common law by determining that no dividends were payable with respect to the contracts from and after 1999. On September 26, 2012, the court denied Metropolitan Life Insurance Company's motion to dismiss the complaint. The trial has been scheduled for June 2014.

  Sun Life Assurance Company of Canada Indemnity Claim

    In 2006, Sun Life Assurance Company of Canada ("Sun Life"), as successor to the purchaser of Metropolitan Life Insurance Company's Canadian operations, filed a lawsuit in Toronto, seeking a declaration that Metropolitan Life Insurance Company remains liable for "market conduct claims" related to certain individual life insurance policies sold by Metropolitan Life Insurance Company and that have been transferred to Sun Life. Sun Life had asked that the court require Metropolitan Life Insurance Company to indemnify Sun Life for these claims pursuant to indemnity provisions in the sale agreement for the sale of Metropolitan Life Insurance Company's Canadian operations entered into in June of 1998. In January 2010, the court found that Sun Life had given timely notice of its claim for indemnification but, because it found that Sun Life had not yet incurred an indemnifiable loss, granted Metropolitan Life Insurance Company's motion for summary judgment. Both parties appealed but subsequently agreed to withdraw the appeal and consider the indemnity claim through arbitration. In September 2010, Sun Life notified Metropolitan Life Insurance Company that a purported class action lawsuit was filed against Sun Life in Toronto, Fehr v. Sun Life Assurance Co. (Super. Ct., Ontario, September 2010), alleging sales practices claims regarding the same individual policies sold by Metropolitan Life Insurance Company and transferred to Sun Life. An amended class action complaint in that case was served on Sun Life, again without naming Metropolitan Life Insurance Company as a party. On August 30, 2011, Sun Life notified Metropolitan Life Insurance Company that a purported class action lawsuit was filed against Sun Life in Vancouver, Alamwala v. Sun Life Assurance Co. (Sup. Ct., British Columbia, August 2011), alleging sales practices claims regarding certain of the same policies sold by Metropolitan Life Insurance Company and transferred to Sun Life. Sun Life contends that Metropolitan Life Insurance Company is obligated to indemnify Sun Life for some or all of the claims in these lawsuits. These sales practices cases against Sun Life are ongoing and the Company is unable to estimate the reasonably possible loss or range of loss arising from this litigation.

  C-Mart, Inc. v. Metropolitan Life Ins. Co., et al. (S.D. Fla., January 10,
  2013). Cadenasso v. Metropolitan Life Insurance Co., et al. (N.D. Cal., November 26, 2013).

    Plaintiffs filed these lawsuits against defendants, including Metropolitan Life Insurance Company and a former MetLife financial services representative, alleging that the defendants sent unsolicited fax advertisements to plaintiff and others in violation of the Telephone Consumer Protection Act, as amended by the Junk Fax Prevention Act, 47 U.S.C. (S) 227 ("TCPA"). In the C-Mart case, the court granted plaintiff's

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

17. Contingencies, Commitments and Guarantees (continued)

  motion to certify a class of approximately 36,000 persons in Missouri who, during the period of August 7, 2012 through September 6, 2012, were allegedly sent an unsolicited fax in violation of the TCPA. Trial is set for May 2014. In the Cadenasso case, plaintiff seeks certification of a nationwide class of persons (except for Missouri residents) who were allegedly sent millions of unsolicited faxes in violation of the TCPA. In both cases, plaintiffs seek an award of statutory damages under the TCPA in the amount of $500 for each violation and to have such damages trebled.

  Sales Practices Claims

    Over the past several years, the Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Some of the current cases seek substantial damages, including punitive and treble damages and attorneys' fees. The Company continues to vigorously defend against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

  Summary

    Putative or certified class action litigation and other litigation and claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

    It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

17. Contingencies, Commitments and Guarantees (continued)


   Assets and liabilities held for insolvency assessments were as follows:

                                                                 December 31,
                                                                ---------------
                                                                 2013    2012
                                                                ------- -------
                                                                 (In millions)
 Other Assets:
  Premium tax offset for future undiscounted assessments....... $    46 $    85
  Premium tax offsets currently available for paid assessments.      54      12
                                                                ------- -------
                                                                $   100 $    97
                                                                ======= =======
 Other Liabilities:
  Insolvency assessments....................................... $    67 $   136
                                                                ======= =======

   On September 1, 2011, the New York State Department of Financial Services filed a liquidation plan for Executive Life Insurance Company of New York ("ELNY"), which had been under rehabilitation by the Liquidation Bureau since 1991. The plan involves the satisfaction of insurers' financial obligations under a number of state life and health insurance guaranty associations and also provides additional industry support for certain ELNY policyholders. The Company recorded a net charge (benefit) of ($23) million, $22 million and $21 million, net of income tax, during the years ended December 31, 2013, 2012 and 2011, respectively, related to ELNY.

Commitments

  Leases

    The Company, as lessee, has entered into various lease and sublease agreements for office space, information technology and other equipment. Future minimum gross rental payments relating to these lease arrangements are as follows:

                                          Amount
                                       -------------
                                       (In millions)
                           2014.......   $    232
                           2015.......        204
                           2016.......        171
                           2017.......        128
                           2018.......        114
                           Thereafter.        757
                                         --------
                           Total......   $  1,606
                                         ========

    Total minimum rentals to be received in the future under non-cancelable subleases are $131 million as of December 31, 2013.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

17. Contingencies, Commitments and Guarantees (continued)


 Commitments to Fund Partnership Investments

   The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $2.7 billion and $2.2 billion at December 31, 2013 and 2012, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

 Mortgage Loan Commitments

   The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $3.1 billion and $2.7 billion at December 31, 2013 and 2012, respectively.

 Commitments to Fund Bank Credit Facilities, Bridge Loans and Private Corporate Bond Investments

   The Company commits to lend funds under bank credit facilities, bridge loans and private corporate bond investments. The amounts of these unfunded commitments were $687 million and $971 million at December 31, 2013 and 2012, respectively.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from less than $1 million to $800 million, with a cumulative maximum of $1.0 billion, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

  The Company's recorded liabilities were $3 million and $4 million at December 31, 2013 and 2012, respectively, for indemnities, guarantees and commitments.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


18. Quarterly Results of Operations (Unaudited)

  The unaudited quarterly results of operations for 2013 and 2012 are summarized in the table below:

                                                                               Three Months Ended
                                                                  ---------------------------------------------
                                                                  March 31, June 30, September 30, December 31,
                                                                  --------- -------- ------------- ------------
                                                                                  (In millions)
2013:
Total revenues................................................... $  8,766  $  8,632   $  8,018      $  9,884
Total expenses................................................... $  7,843  $  7,771   $  7,758      $  9,106
Income (loss) from continuing operations, net of income tax...... $    673  $    646   $    242      $    580
Income (loss) from discontinued operations, net of income tax.... $     --  $     --   $     --      $      1
Net income (loss)................................................ $    673  $    646   $    242      $    581
Less: Net income (loss) attributable to noncontrolling interests. $    (1)  $      3   $    (5)      $    (4)
Net income (loss) attributable to Metropolitan Life
  Insurance Company.............................................. $    674  $    643   $    247      $    585
2012:
Total revenues................................................... $  7,635  $ 10,048   $  8,159      $ 10,204
Total expenses................................................... $  7,502  $  7,656   $  7,639      $  9,551
Income (loss) from continuing operations, net of income tax...... $    139  $  1,605   $    396      $    503
Income (loss) from discontinued operations, net of income tax.... $     14  $      3   $     --      $     23
Net income (loss)................................................ $    153  $  1,608   $    396      $    526
Less: Net income (loss) attributable to noncontrolling interests. $     --  $      4   $    (6)      $      4
Net income (loss) attributable to Metropolitan Life
  Insurance Company.............................................. $    153  $  1,604   $    402      $    522

19. Related Party Transactions

Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include personnel, policy administrative functions and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $2.4 billion, $2.6 billion and $2.8 billion for the years ended December 31, 2013, 2012 and 2011, respectively. Revenues received from affiliates related to these agreements recorded in universal life and investment-type product policy fees were $127 million, $108 million and $94 million for the years ended December 31, 2013, 2012 and 2011, respectively. Revenues received from affiliates related to these agreements recorded in other revenues were $142 million, $113 million and $46 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  The Company also entered into agreements with affiliates to provide additional services necessary to conduct the affiliates' activities. Typical services provided under these agreements include management, policy administrative functions, investment advice and distribution services. Expenses incurred by the Company related to these agreements, included in other expenses, were $1.4 billion, $1.6 billion and $1.6 billion for the years ended December 31, 2013, 2012 and 2011, respectively, and were reimbursed to the Company by these affiliates.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

19. Related Party Transactions (continued)


  The Company had net payables to affiliates, related to the items discussed above, of $327 million and $346 million at December 31, 2013 and 2012, respectively.

  See Notes 6, 8 and 12 for additional information on related party transactions.

20. Subsequent Events

  In the second quarter of 2013, MetLife, Inc. announced its plans to merge three U.S.-based life insurance companies and an offshore reinsurance subsidiary to create one larger U.S.-based and U.S.-regulated life insurance company (the "Mergers"). The companies to be merged are MICC, MLI-USA and MLIIC, each a U.S. insurance company that issues variable annuity products in addition to other products, and Exeter, a reinsurance company that mainly reinsures guarantees associated with variable annuity products. MICC, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013, resulting in a redistribution of assets held in trust and the cancellation of outstanding letters of credit which were no longer required. Effective January 1, 2014, following receipt of New York State Department of Financial Services approval, MICC withdrew its license to issue insurance policies and annuity contracts in New York. Also effective January 1, 2014, MICC reinsured with Metropolitan Life Insurance Company all existing New York insurance policies and annuity contracts that include a separate account feature. As a result of the reinsurance agreements, Metropolitan Life Insurance Company recorded a funds withheld asset, included in other invested assets, of $100 million, a deposit liability, included in other liabilities, of $448 million, an assumed reserve, included in policyholder account balances, of $100 million, and received cash and investments of $448 million from MICC. On December 31, 2013, MICC deposited qualifying investments into a custodial account, which became restricted to secure MICC's remaining New York policyholder liabilities not covered by such reinsurance on January 1, 2014. In anticipation of establishing this custodial account with qualifying investments, Metropolitan Life Insurance Company transferred investments with an estimated fair value of $751 million to MICC and received from MICC qualifying investments with an estimated fair value of $739 million and cash of $12 million in the fourth quarter of 2013. See Note 8. The Mergers are expected to occur in the fourth quarter of 2014, subject to regulatory approvals.

  At December 31, 2013, the Company consolidated the MetLife Core Property Fund, a newly formed open ended core real estate fund. As a result of the quarterly reassessment in the first quarter of 2014, it was determined that the MetLife Core Property Fund no longer meets the requirements of a consolidated VIE; accordingly, it will be deconsolidated effective March 31, 2014. See Note 8.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I
                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2013
                                 (In millions)

                                                                                  Amount at
                                                   Cost or       Estimated Fair Which Shown on
Types of Investments                          Amortized Cost (1)     Value      Balance Sheet
--------------------                          ------------------ -------------- --------------
Fixed maturity securities:
Bonds:
Foreign government securities................    $      3,040     $      3,530   $      3,530
U.S. Treasury and agency securities..........          29,508           30,544         30,544
Public utilities.............................          14,765           16,267         16,267
State and political subdivision securities...           5,386            5,777          5,777
All other corporate bonds....................          71,126           75,299         75,299
                                                 ------------     ------------   ------------
Total bonds..................................         123,825          131,417        131,417
Mortgage-backed and asset-backed securities..          40,111           40,910         40,910
Redeemable preferred stock...................           1,435            1,419          1,419
                                                 ------------     ------------   ------------
Total fixed maturity securities..............         165,371          173,746        173,746
                                                 ------------     ------------   ------------
Trading and fair value option securities.....             718              723            723
                                                 ------------     ------------   ------------
Equity securities:
Common stock:
Industrial, miscellaneous and all other......           1,070            1,164          1,164
Non-redeemable preferred stock...............             743              728            728
                                                 ------------     ------------   ------------
Total equity securities......................           1,813            1,892          1,892
                                                 ------------     ------------   ------------
Mortgage loans:
Held-for-investment..........................          46,021                          46,021
Held-for-sale................................               3                               3
                                                 ------------                    ------------
Mortgage loans, net..........................          46,024                          46,024
                                                 ------------                    ------------
Policy loans.................................           8,421                           8,421
Real estate and real estate joint ventures...           7,449                           7,449
Real estate acquired in satisfaction of debt.             349                             349
Other limited partnership interests..........           4,716                           4,716
Short-term investments.......................           5,962                           5,962
Other invested assets........................          10,589                          10,589
                                                 ------------                    ------------
Total investments............................    $    251,412                    $    259,871
                                                 ============                    ============

--------

(1)The Company's trading and fair value option securities portfolio is mainly comprised of fixed maturity and equity securities, including mutual funds and, to a lesser extent, short-term investments and cash and cash equivalents. Cost or amortized cost for fixed maturity securities and mortgage loans held-for-investment represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
               Consolidated Supplementary Insurance Information
                       December 31, 2013, 2012 and 2011
                                 (In millions)

                              Future Policy Benefits,
                               Other Policy-Related
                       DAC         Balances and       Policyholder Policyholder
                       and     Policyholder Dividend    Account     Dividends       Unearned       Unearned
Segment                VOBA         Obligation          Balances     Payable    Premiums (1), (2) Revenue (1)
-------              -------- ----------------------- ------------ ------------ ----------------- -----------
2013
Retail.............. $  5,990       $   62,912         $  30,434      $  601         $   36         $  507
Group, Voluntary &
  Worksite Benefits.      333           19,460             8,575          --            236             --
Corporate Benefit
  Funding...........       93           36,452            53,489          --             --             31
Corporate & Other...       --              581                --          --              1             --
                     --------       ----------         ---------      ------         ------         ------
Total............... $  6,416       $  119,405         $  92,498      $  601         $  273         $  538
                     ========       ==========         =========      ======         ======         ======
2012
Retail.............. $  5,407       $   64,757         $  31,393      $  610         $   36         $  539
Group, Voluntary &
  Worksite Benefits.      337           19,599             8,918          --            248             --
Corporate Benefit
  Funding...........       88           38,645            54,406          --             --             38
Corporate & Other...       --              476                (1)         --             --             --
                     --------       ----------         ---------      ------         ------         ------
Total............... $  5,832       $  123,477         $  94,716      $  610         $  284         $  577
                     ========       ==========         =========      ======         ======         ======
2011
Retail.............. $  5,921       $   63,460         $  31,811      $  659         $   38         $  556
Group, Voluntary &
  Worksite Benefits.      342           18,207             9,273          --            226             --
Corporate Benefit
  Funding...........       76           36,004            47,748          --             --             47
Corporate & Other...        2              457                24          --             --             --
                     --------       ----------         ---------      ------         ------         ------
Total............... $  6,341       $  118,128         $  88,856      $  659         $  264         $  603
                     ========       ==========         =========      ======         ======         ======

--------

(1)Amounts are included within the future policy benefits, other policy-related balances and policyholder dividend obligation column.

(2)Includes premiums received in advance.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Schedule III -- (Continued)
               Consolidated Supplementary Insurance Information
                       December 31, 2013, 2012 and 2011
                                 (In millions)

                                                              Policyholder
                                                              Benefits and
                                       Premium                 Claims and     Amortization of
                                       Revenue      Net     Interest Credited  DAC and VOBA      Other
                                      and Policy Investment  to Policyholder    Charged to     Operating
Segment                                Charges     Income   Account Balances  Other Expenses  Expenses (1)
-------                               ---------- ---------- ----------------- --------------- ------------
2013
Retail............................... $   5,456  $   5,067      $   6,059         $  217        $  2,971
Group, Voluntary & Worksite Benefits.    14,420      1,618         13,346             25           1,970
Corporate Benefit Funding............     2,886      4,680          5,813             19             474
Corporate & Other....................        76        420             67             --           1,517
                                      ---------  ---------      ---------         ------        --------
Total................................ $  22,838  $  11,785      $  25,285         $  261        $  6,932
                                      =========  =========      =========         ======        ========
2012
Retail............................... $   5,379  $   5,113      $   6,121         $  948        $  3,067
Group, Voluntary & Worksite Benefits.    13,937      1,540         12,747             29           1,878
Corporate Benefit Funding............     2,802      4,636          5,792             12             421
Corporate & Other....................         1        563             (1)             2           1,332
                                      ---------  ---------      ---------         ------        --------
Total................................ $  22,119  $  11,852      $  24,659         $  991        $  6,698
                                      =========  =========      =========         ======        ========
2011
Retail............................... $   5,397  $   5,183      $   6,099         $  765        $  3,302
Group, Voluntary & Worksite Benefits.    13,117      1,545         12,058             95           1,753
Corporate Benefit Funding............     1,975      4,478          4,892             14             461
Corporate & Other....................         1        409              4              1           1,435
                                      ---------  ---------      ---------         ------        --------
Total................................ $  20,490  $  11,615      $  23,053         $  875        $  6,951
                                      =========  =========      =========         ======        ========

--------

(1)Includes other expenses and policyholder dividends, excluding amortization of deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA") charged to other expenses.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV
                           Consolidated Reinsurance
                       December 31, 2013, 2012 and 2011
                                 (In millions)

                                                                                  % Amount
                               Gross Amount   Ceded     Assumed    Net Amount  Assumed to Net
                               ------------ ---------- ---------- ------------ --------------
2013
Life insurance in-force....... $  2,940,853 $  401,576 $  844,946 $  3,384,223      25.0%
                               ============ ========== ========== ============
Insurance premium
Life insurance................ $     13,820 $    1,187 $    1,423 $     14,056      10.1%
Accident and health insurance.        6,470         97         46        6,419       0.7%
                               ------------ ---------- ---------- ------------
Total insurance premium....... $     20,290 $    1,284 $    1,469 $     20,475       7.2%
                               ============ ========== ========== ============
2012
Life insurance in-force....... $  2,914,815 $  417,026 $  785,391 $  3,283,180      23.9%
                               ============ ========== ========== ============
Insurance premium
Life insurance................ $     18,982 $      756 $      794 $     19,020       4.2%
Accident and health insurance.          839        535        556          860      64.6%
                               ------------ ---------- ---------- ------------
Total insurance premium....... $     19,821 $    1,291 $    1,350 $     19,880       6.8%
                               ============ ========== ========== ============
2011
Life insurance in-force....... $  2,883,535 $  436,286 $  766,216 $  3,213,465      23.8%
                               ============ ========== ========== ============
Insurance premium
Life insurance................ $     17,572 $      862 $      694 $     17,404       4.0%
Accident and health insurance.          863        525        546          884      61.8%
                               ------------ ---------- ---------- ------------
Total insurance premium....... $     18,435 $    1,387 $    1,240 $     18,288       6.8%
                               ============ ========== ========== ============

  For the year ended December 31, 2013, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $26.1 billion and $259.6 billion, respectively, and life insurance premiums of $45 million and $451 million, respectively. For the year ended December 31, 2012, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $27.4 billion and $230.6 billion, respectively, and life insurance premiums of $54 million and $319 million, respectively. For the year ended December 31, 2011, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $28.7 billion and $189.6 billion, respectively, and life insurance premiums of $51 million and $169 million, respectively.

  Previously reported life insurance in-force amounts for reinsurance ceded for the years ended December 31, 2012 and 2011 have been reduced by $1,551.9 billion and $1,427.0 billion, respectively, to remove the effects of transactions with a subsidiary for life insurance in-force and certain reinsurance agreements recorded using the deposit method of accounting. The related 2012 and 2011 net amounts illustrated in the table above have also been amended by the same amounts. The Company believes the effects of these reductions are immaterial to the prior periods.

                                    PART C.



                               OTHER INFORMATION
-----------------



ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a)        Financial Statements

   The financial statements comprising each of the Subaccounts of the Separate Account are included in Part B of this Post-Effective Amendment to the Registration Statement on Form N-4. The financial statements of the Separate Account include:

     Report of Independent Registered Public Accounting Firm,


     Statements of Assets and Liabilities as of December 31, 2013.

     Statements of Operations for the year ended December 31, 2013.

     Statements of Changes in Net Assets for the years ended December 31, 2013 and 2012.


     Notes to the Financial Statements.

   The consolidated financial statements of the Company are included in Part B of this Post-Effective Amendment to the Registration Statement on Form N-4. The consolidated financial statements of the Company include:

     Independent Auditors' Report


     Consolidated Balance Sheets as of December 31, 2013 and 2012.

     Consolidated Statements of Income for the years ended December 31, 2013, 2012 and 2011.

     Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2013, 2012 and 2011.

     Consolidated Statements of Stockholder's Equity for the years ended December 31, 2013, 2012 and 2011.

     Consolidated Statements of Cash Flows for the years ended December 31, 2013, 2012 and 2011.


     Notes to the Consolidated Financial Statements.

   The consolidated financial statements of the Metropolitan Life Insurance Company, as a party to a Net Worth Maintenance Agreement with the Company are included in Part B of this Post-Effective Amendment to the Registration Statement on Form N-4. The consolidated financial statements of Metropolitan Life Insurance Company include:

     Report of Independent Registered Public Accounting Firm


     Consolidated Balance Sheets as of December 31, 2013 and 2012.

     Consolidated Statements of Operations for the years ended December 31, 2013, 2012 and 2011.

     Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2013, 2012 and 2011.

     Consolidated Statements of Equity for the years ended December 31, 2013, 2012 and 2011.

     Consolidated Statements of Cash Flows for the years ended December 31,2013, 2012 and 2011.


     Notes to the Consolidated Financial Statements.


(b)        Exhibits

   (1) Resolutions of the Board of Directors of New England Variable Life Insurance Company, the Depositor, establishing the New England Variable Annuity Separate Account (effective July 1,
               1994), the Registrant, are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 33-85442) filed on May 1, 1998.

   (2)         None.

   (3) (i) Form of Distribution Agreement is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

   (ii) Form of Selling Agreement with other broker-dealers is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

   (iii) Additional Form of Selling Agreement with broker-dealers is incorporated herein by reference to the Registration Statement on Form N-4 (No. 033-64879) filed on December 11, 1995.

   (iv) Additional Forms of Selling Agreement are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 30, 1997.

   (v) Form of Retail Sales Agreement (MLIDC 7-1-05 (LTC)) is incorporated herein by reference to Registration Statement No. 12 on Form N-4 (No. 333-51676) filed on April 26, 2006.


   (vi) Form of Principal Underwriting Agreement between New England Life Insurance Company and MetLife Investors Distribution Company (filed herewith)

   (vii) Form of Enterprise Selling Agreement (09-12) (MetLife Investors Distribution Company) (filed herewith)

   (4) (i) Form of Variable Annuity Contract is incorporated herein by reference to the Registration Statement on Form N-4
               (No. 333-51676) filed on December 12, 2000.


   (ii)        Forms of Endorsements: (Enhanced Dollar Cost Averaging Rider;
               Three Month Market Entry Rider; Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider; Waiver of Withdrawal Charge for Terminal Illness Rider; Fixed Account Rider for Variable Annuity; Additional Death Benefit Rider [-Earnings Preservation Benefit]; Death Benefit Rider [-Greater of Annual Step-up or 5% Annual decrease]; Death Benefit Rider [-Return of Purchase Payments]; Death Benefit Rider [-Annual Step-up]; Guaranteed Minimum Income Benefit [-Living Benefit]; and Purchase Payment Credit) are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-51676) filed on December 12, 2000.

   (iii) Form of Variable Annuity Contract is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 15, 2001.

   (iv)        Forms of Endorsements: Fixed Account Rider for Variable
               Annuity, NEL-500 (05/01; Enhanced Dollar Cost Averaging Rider, NEL-510 (05/01); Three Month Market Entry Rider, NEL 520 (05/01); Death Benefit Rider [-Return of Purchase Payments], NEL-530 (05/01); Death Benefit Rider [-Greater of Annual Step-up or 5% Annual Increase], NEL-540 (05/01); Death Benefit Rider [-Annual Step-up], NEL-550 (05/01); Guaranteed Minimum Income Benefit Rider [-Living Benefit], NEL-560 (05/01); Additional Death Benefit Rider [-Earnings Preservation Benefit], NEL-570 (05/01); Purchase Payment Credit Rider NEL-580 (05/01); Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider, NEL-590 (05/01); Waiver of Withdrawal Charge for Terminal Illness Rider, NEL-595 (05/01); Individual Retirement Annuity Endorsement, NEL-408 (05/01); Roth Individual Retirement Annuity Endorsement, NEL-446 (05/01); 401 Plan Endorsement, NEL-401 (05/01); Tax Sheltered Annuity Endorsement NEL-398 (05/01); Waiver of Withdrawal Charge for Disability Rider VE-6 (05/01); and Unisex Annuity Rates Rider, VE-9 (05/01)) are incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 15, 2001.

   (v) Forms of Endorsements: Tax Sheltered Annuity Endorsement NEL-398.2 (09/02); 401 Plan Endorsement NEL-401.2 (09/02);
               Simple Individual Retirement Annuity Endorsement (NEL-439.1 (09/02); Roth Individual Retirement Annuity Endorsement NEL-446.2 (09/02) are incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 25, 2003.

   (vi) Form of Endorsement: Guaranteed Minimum Income Benefit Rider -- Living Benefit (NEL-560-1(03/03)) and Individual Retirement Annuity Endorsement (NEL-408.2(9/02)) are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 29, 2004.

   (vii) Form of Guaranteed Withdrawal Benefit Rider NEL-690-1(7/04) is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 19, 2004.

   (viii) Form of Contract Schedule [Bonus, Standard, C, L, or P] V-05/01-2 (7/04) is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (No. 333-51676) filed on July 16, 2004.

   (ix) Form of Endorsements: Enhanced Dollar Cost Averaging Rider NEL 510-1 (5/05) and Three Month Market Entry Rider NEL-520 (05/05) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 27, 2005.

   (x) Guaranteed Minimum Income Benefit Rider -- Living Benefit (Predictor Plus) NEL 560-2 (5/05) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 27, 2005.

   (xi) Form of Contract Schedule [Bonus, Standard, C, L or P] V-05/01-3 (5/05) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 27, 2005.

   (xii) Guaranteed Minimum Accumulation Benefit Rider - Living Benefit NEL-670-1 (11/05) is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (No. 333-51676) filed on October 20, 2005.

   (xiii) Guaranteed Withdrawal Benefit Rider NEL-690-2 (11/05) is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (No. 333-51676) filed on October 20, 2005.

   (xiv) Guaranteed Withdrawal Benefit Endorsement NEL-GWB-E (11/05)-E is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (No. 333-51676) filed on October 20, 2005.

   (xv) Form of Contract Schedule [Bonus, Standard, C, L or P] V-05/01-4 (11/05) is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 (No. 333-51676) filed on July 26, 2005.

   (xvi) Designated Beneficiary Non-Qualified Annuity Endorsement NEL-NQ-1 (11/05)-I is incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (No. 333-51676) filed on September 22, 2005.

   (xvii)      Form of Contract Schedule [Bonus, Standard, C, L or P]
               V-05/01-5 (6/06) is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 26, 2006.


   (xviii) Lifetime Guaranteed withdrawal Benefit Rider - Living Benefit NEL-690-3(6/06) is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 26, 2006.


   (xix) Guaranteed Minimum Death Benefit Rider NEL-640-1 (04/08) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on N-4 (No. 333-51676) filed on January 16, 2008.

   (xx) Form of Contract Schedule is incorporated herein by reference to Post-Effective Amendment No. 18 to the Registration Statement on N-4 (No.333-51676) filed on April 22, 2008.

   (xxi) Guaranteed Minimum Income Benefit Rider -- Living Benefit NEL-560-4 (04/08) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on N-4 (No. 333-51676) filed on January 16, 2008.

   (xxii) Lifetime Guaranteed Withdrawal Benefit Rider NL-690-4 (04/08) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on N-4 (No. 333-

               51676) filed on January 16, 2008.(xxiii) Spousal Continuation Endorsement NL-GMTB(2-10)-E is incorporated herein by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 (333-51676) filed on April 22, 2010.

   (xxiv) Form of Tax-Sheltered Annuity Endorsement is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (333-51676) filed on April 22, 2011.

   (xxv) Form of 401(a)/403(a) Plan Endorsement NL-401-3 (5/11) is incorporated herein by reference to Post-Effective Amendment No. 23 to the
               Registration Statement on Form N-4 (333-51676) filed on April 25, 2012.

   (5) (i) Form of Application is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-51676) filed on December 12, 2000.

   (ii) Form of Application (NEA APP-1-02) is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-51676) filed on April 29, 2002.

   (iii) Form of Application (NEA APP-1-02) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 25, 2003.

   (iv) Forms of Variable Annuity Application: NEA APP-6-04 05/04 and NEA APP-NY-04 05/04 is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 19, 2004.

   (v) Form of Application AFS-APP (01/05) 05/05 is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 27, 2005.

   (vi) Form of Application AFS-APP (11/05) 05/05 is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 (No. 333-51676) filed on July 26, 2005.

   (vii) Form of Application AFS-APPC (NEA CPN APP (01/05) is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 26, 2006.

   (viii) Form of Application AFS APP (GMDB (04/08)) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on N-4 (No. 333-51676) filed on January 16, 2008.

   (6) (i) Amended and Restated Articles of Organization of Depositor dated August 30, 1996 (effective September 4, 1996) is incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 30, 1997.

   (ii) Amended and Restated By-Laws of Depositor are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

   (iii) Amendments (dated December 2, 1998) to Amended and Restated Articles of Organization of Depositor are incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 28, 1999.

   (iv) Amended and Restated By-Laws of Depositor (effective March 16,2001) is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 27, 2001.

   (7) (a) Form of Automatic Reinsurance Agreement between New England Life Insurance Company and Exeter Reassurance Company Ltd. Agreement No. , effective April 1, 2001 and dated June 26, 2001 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement
     on Form N-4 (No. 333-51676) filed on April 25, 2003.

   (b) Amendments 1-4 to the Automatic Reinsurance Agreement between New England Life Insurance Company and Exeter Reassurance Company, Ltd. is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (333-51676) filed on April 25, 2012.

   (c)         Amended and Restated Automatic Reinsurance Agreement between
               New England Life Insurance Company and Exeter Reassurance Company, Ltd. is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (333-51676) filed on April 25, 2012.


   (d) Amendment Nos. 1-14 to Automatic Reinsurance Agreement effective April 1, 2001 Amended and Restated as of July 1, 2004 is incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-4 (333-51676) filed on April 23, 2013


   (8) (i) Form of Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement of Metropolitan Series Fund, Inc. on Form
     N-1A (File No. 2-80751) filed on April 6, 2000.

   (ii) Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company dated May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (No. 033-85442) filed on January 19, 2001.


   (iii) Participation Agreement among New England Zenith Fund, New England Investment Management, Inc., New England Securities Corporation and New England Life Insurance Company dated May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (No. 033-85442) filed on January 19, 2001.

   (iv) (a) Fund Participation Agreement among American Funds Insurance Series, Capital Research and Management Company and New England Life Insurance Company dated April 30, 2001, is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 15, 2001.

   (b) Amendment to the Participation Agreement among American Funds Insurance Series, Capital Research and Management Company and New England Life Insurance Company is incorporated herein by reference to Post- Effective Amendment No. 22 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 22, 2011.

   (v) (a) Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and New England Life Insurance Company dated May 1, 2001 is incorporated herein by reference to the initial Registration Statement of the New England Variable Life Separate Account on Form S-6 (No. 333-73676) filed on November 19, 2001.

   (b) First Amendment to the Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and New England Life Insurance Company dated May 1, 2001 as amended on May 1, 2009 is Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 21, 2009.

   (c) Amendment to Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and New England Life Insurance Company (effective April 30, 2010) is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (333-51676) filed on April 25, 2012.

   (vi) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, Metropolitan Life Insurance Company and New England Life Insurance Company dated July 1, 2004 is incorporated by reference to Post- Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 333-51676) filed on October 20, 2005.

   (vii) Net Worth maintenance Agreement is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 26, 2006.

   (viii) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers LLC, MetLife Securities, Inc. and New England Life Insurance Company dated April 30, 2007 is incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 20, 2007.

   (ix) (a) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and New England Life Insurance Company dated August 31, 2007 is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 333-51676) filed on April 22, 2008.

   (b) Amendment to Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and New England Life Insurance Company (effective April 30, 2010) is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (333-51676) filed on April 25, 2012.

   (9) Opinion and Consent of Marie C. Swift, Esq. (NELICO) is incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 29, 2004.

   (10) Consent of Independent Registered Public Accounting Firm (filed herewith).

   (11)        None

   (12)        None

   (13) Schedules of Computations for Performance Quotations are incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 15, 2001.


   (14)(i) Powers of Attorney for Eric T. Steigerwalt, Steven H. Ashton, Kimberly A. Berwanger, Peter M. Carlson, Gene L. Lunman, Catherine M. Richmond and Anne M. Belden are incorporated herein bty reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-4 (No. 333-51676) filed
               April 23, 2013.
       (ii) Powers of Attorney for Kumar Das Gupta and Meghan S. Doscher (filed herewith)



ITEM 25 DIRECTORS AND OFFICERS OF THE DEPOSITOR



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   --------------------------------------------------------------
Eric T. Steigerwalt                     Chairman of the Board, President, Chief Executive Officer and
11225 North Community House Road,       Director
Charlotte, NC 28277





Steve H. Ashton           Director
501 Route 22,
Bridgewater, NJ 08807




Kimberly A. Berwanger       Director
MetLife,
1095 Avenue of Americas,
New York, NY 10036




Peter M. Carlson            Director, Executive Vice President and Chief Accounting Officer
MetLife,
1095 Avenue of Americas,
New York, NY 10036

Kumar Das Gupta                      Director
11225 North Community House Road,
Charlotte, NC 28277





Meghan S. Doscher                    Director
11225 North Community House Road,
Charlotte, NC 28277





Gene L. Lunman                       Director
11225 North Community House Road,
Charlotte, NC 28277





Tyla L. Reynolds            Vice President and Secretary
600 North King St.
Wilmington, DE 19801





Alan C. Leland, Jr.       Senior Vice President
New England Financial,
One Financial Center,
Boston, MA 02111





Steven J. Brash                Senior Vice President and Tax Director
277 Park Avenue, 46th Floor
New York, NY 10172




Robin Lenna            Executive Vice President
200 Park Ave.
New York, NY 10166




Marlene Beverly Debel          Senior Vice President and Treasurer
1095 Avenue of the Americas
New York, NY 10036





Paul A. LaPiana                      Senior Vice President
11225 North Community House Road,
Charlotte, NC 28277





Marie C. Swift            Vice President, Counsel and Assistant Secretary
New England Financial,
One Financial Center,
Boston, MA 02111




Anne M. Belden                 Vice President - Finance (principal financial officer)
MetLife Plaza,
27-01 Queens Plaza North,
Long Island City, NY 11101



Roberto Baron               Senior Vice President
MetLife,
1095 Avenue of Americas,
New York, NY 10036




Jonathan L. Rosenthal     Senior Vice President and Chief Hedging Officer
10 Park Avenue,
Morristown, NJ 07962

Andrew Kaniuk             Vice President and Senior Actuary
501 Route 22,
Bridgewater, NJ 08807

ITEM 26 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INSURANCE COMPANY OR REGISTRANT


The Registrant is a separate account of New England Life Insurance Company under Massachusetts Insurance law. New England Life Insurance Company is a wholly-owned subsidiary of Metropolitan Life Insurance Company, which is organized under the laws of New York. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. a publicly traded company. The following outline indicates those entities that are controlled by MetLife Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2013

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2013. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Cayman Islands)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

E. MetLife Chile Inversiones Limitada (Chile) - 70.4345328853% of MetLife Chile Inversiones Limitada is owned by MetLife, Inc., 26.6071557459% by American Life Insurance Company ("ALICO"), 2.9583113284% is owned by Inversiones MetLife Holdco Dos Limitada and 0.0000000404% is owned by Natilportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.9969% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.0031% by International Technical and Advisory Services Limited.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.99% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.01% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 99.9% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) MetLife Chile Acquisition Co. S.A. (Chile) - 45% of MetLife Chile Acquisition Co. S.A. is owned by Inversiones MetLife Holdco Dos Limitada, 45% is owned by Inversiones MetLife Holdco Tres Limitada and 10% is owned by MetLife Chile Inversiones Limitada.

                  i) Inversiones Previsionales S.A. (Chile) - 99.999% of Inversiones Previsionales S.A. is owned by MetLife Chile Acquisition Co. S.A. and 0.001% is owned by Inversiones MetLife Holdco Tres Limitada.

                        aa) AFP Provida S.A. (Chile) - 51.62% of AFP Provida S.A. is owned by Inversiones Previsionales S.A., 21.97% is owned indirectly (by means of ADR) by MetLife Chile Acquisition Co. S.A., 17.79% is owned directly by MetLife Chile Acquisition Co. S.A. and the remainder is owned by third parties.

                              1) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A. and 0.01% by Inversiones Previsionales S.A.

                                    ii)   AFP Genesis Administradora de Fondos y
                                          Fidecomisos S.A. (Ecuador) - 99.9997%
                                          of AFP Genesis Administradora de
                                          Fondos y Fidecomisos S.A. is owned by
                                          Provida Internacional S.A. and 0.0003%
                                          is owned by Inversiones Previsionales
                                          S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.9% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by ITAS.

F.    MetLife Securities, Inc. (DE)

G.    Enterprise General Insurance Agency, Inc. (DE)

H.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

I.    MetLife Investors Insurance Company (MO)

J.    First MetLife Investors Insurance Company (NY)

K.    Newbury Insurance Company, Limited (DE)

L.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

M.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros S.A. (Argentina)- 79.3196% is owned by MetLife International Holdings, Inc., 2.6753% is owned by Natiloportem Holdings, Inc., 16.2046% by ALICO and 1.8005% by ITAS.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.662% is owned by MetLife International Holdings, Inc., 33.337% is owned by MetLife Worldwide Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and 0.00002% by Natiloportem Holdings, Inc.

      9.    MetLife Services Limited (United Kingdom)

      10. MetLife Seguros de Retiro S.A. (Argentina) - 95.5883% is owned by MetLife International Holdings, Inc., 3.1102% is owned by Natiloportem Holdings, Inc., 1.3014% by ALICO and 0.0001% by ITAS.

      11. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      12. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

            a) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, Inc. and 0.26% is held by MetLife Seguros de Retiro S.A.

      13.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)

      14.   MetLife International Limited, LLC (DE)

      15. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

      16.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b) MetLife Insurance Limited (Australia) - 91.16468% of MetLife Insurance Limited (Australia) is owned by MetLife Ireland Treasury Limited and 8.83532% is owned by MetLife Global Holdings Corp. S.A. de C.V.

                              1)    The Direct Call Centre PTY Limited
                                    (Australia)

                              2)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE/Ireland) - 99.7% is owned by MetLife Global Holdings Corporation S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 99.050271% is owned by Metropolitan Global Management, LLC and 0.949729% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de
                                    C.V.(Mexico) - 99% is owned by MetLife
                                    Mexico S.A. and 1% is owned by MetLife
                                    Mexico Cares, S.A. de C.V.

                        d) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited) (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

                        e)    Bolpyr S.A. (Uruguay)

      17.   MetLife Asia Pacific Limited (Hong Kong)

N.    Metropolitan Life Insurance Company (MLIC) (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa)    OMI MLIC Investments Limited (Cayman Islands)

      3.    CRB Co., Inc. (MA)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office LLC (DE) - 73.0284% of Mansell Office LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

            c) Mansell Retail LLC (DE) - 73.0284% of Mansell Retail LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance, Inc. (Cayman Islands)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   MetLife RC SF Member, LLC (DE)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC (DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF in which MetLife Capital Limited Partnership has 100% beneficial interest.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland-Pacific Palisades, LLC (CA)

      27.   Headland Properties Associates (CA) - 1% is owned by
            Headland-Pacific Palisades, LLC and 99% is owned by Metropolitan Life Insurance Company.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

            a) HMS Master Limited Partnership (DE) - 60% LP interest of HMS Master Limited Partnership is owned by MetLife Mall Ventures Limited Partnership. A 40% LP interest is owned by a third party. Metropolitan Tower Realty Company, Inc. is the GP.

                 i)   HMS Southpark Residential LLC (DE)


      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 i)   MetLife Associates LLC (DE)

      34.   Euro CL Investments LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a)   85 Broad Street LLC (DE)

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42.   ML Bridgeside Apartments LLC (DE)

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine LLC (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office, LLC (FL)

      46.   The Worthington Series Trust (DE)

      47. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 17.073% by MetLife Investors USA Insurance Company, 14.634% by MetLife Insurance Company of Connecticut and 4.878% by General American Life Insurance Company.

      48.   Oconee Hotel Company, LLC (DE)

      49.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      50.   1201 TAB Manager, LLC (DE)

      51. MetLife 1201 TAB Member, LLC (DE) - 69.66% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 12.07% is owned by MetLife Investors USA Insurance Company, 15.17% is owned by MetLife Insurance Company of Connecticut and 3.1% is owned by Metropolitan Property and Casualty Insurance Company.

            a) 1201 TAB Owner, LLC (DE) - 50% of 1201 TAB Owner, LLC is owned by Metlife 1201 TAB Member, LLC and the remainder is owned by a third party. Metlife 1201 TAB Manager, LLC is the manager of 1201 TAB Owner, LLC.

      52. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Investors USA Insurance Company and 10.99% is owned by New England Life Insurance Company.

      53.   Ashton Southend GP, LLC (DE)

      54. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      55. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      57.   Ardrey Kell Townhomes, LLC (DE)

      58.   Boulevard Residential, LLC (DE)

      59.   465 N. Park Drive, LLC (DE)

      60.   Ashton Judiciary Square, LLC (DE)

      61. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      62. 1900 McKinley Properties, LP (DE) - 99.9% LP interest of 1900 McKinley Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      63.   Marketplace Residences, LLC (DE)

      64.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      65.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      66.   Haskell East Village, LLC (DE)

      67. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 16.9% by MetLife Investors USA Insurance Company and 12.071% by MetLife Insurance Company of Connecticut.

      68.   ML Terraces, LLC (DE)

      69.   Chestnut Flats Wind, LLC (DE)

      70.   MetLife 425 MKT Member, LLC (DE)

      71.   MetLife OFC Member, LLC (DE)

            a) OFC Boston, LLC (DE) - 52.5% of OFC Boston, LLC is owned by MetLife OFC Member, LLC and 47.5% is owned by a third party.

                 i)   OFC REIT, LLC (DE)

                      1)   Dewey Square Tower Associates, LLC (MA)

      72. MetLife THR Investor, LLC (DE) - 85% of MetLife THR Investors, LLC is owned by MLIC and 15% is owned by MICC.

      73. ML Southmore, LLC (DE) - 75.12% of ML Southmore, LLC is owned by MLIC and 24.88% is owned by MICC.

      74. ML - AI MetLife Member 1, LLC (DE) - 83.675% of the membership interest is owned by MLIC, 5.762% by MLI USA and 4.801% by Metropolitan Property and Casualty Insurance Company.

            a) ML - AI Venture 1, LLC (DE) - 51% of ML-AI Venture 1, LLC is owned by ML-AI MetLife Member 1, LLC and 49% is owned by a third party. MetLife Investment Management, LLC is the asset manager.

                 i)   ML-AI 125 Wacker, LLC (DE)

      75.   MetLife CB W/A, LLC (DE)

      76. MetLife Camino Ramon Member, LLC (DE) - 78.6% of MetLife Camino Ramon Member, LLC is owned by MLIC and 21.4% is owned by MICC.

O.    MetLife Capital Trust IV (DE)

P. MetLife Insurance Company of Connecticut (MICC) (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      4.    MetLife Canadian Property Ventures LLC (NY)

      5.    Euro TI Investments LLC (DE)

      6.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      7. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      8.    Plaza LLC (CT)

      9.    TIC European Real Estate LP, LLC (DE)

      10.   MetLife European Holdings, LLC (DE)

            a)    MetLife Assurance Limited (United Kingdom)

      11.   Travelers International Investments Ltd. (Cayman Islands)

      12.   Euro TL Investments LLC (DE)

      13.   Corrigan TLP LLC (DE)

      14.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      15. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      16.   MetLife Investors USA Insurance Company (MLI USA) (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      17.   TLA Holdings II LLC (DE)

      18.   TLA Holdings III LLC (DE)

      19. MetLife Greenstone Southeast Venture, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

Q.    MetLife Reinsurance Company of South Carolina (SC)

R.    MetLife Investment Management, LLC (DE)

      1.   MetLife International PE Fund I GP LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.5935% of the Limited Partnership interests of this entity is owned by MetLife Alico Life Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 23.7%, General American Life Insurance Company owns 0.1% and MetLife Insurance Company of Connecticut owns 0.2%.

                i)   MetLife Core Property REIT, LLC (DE)

                     aa) MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC holds the following single-property limited liability companies: MCP 7 Riverway, LLC, MCP SoCal Industry- Redondo, LLC, MCP SoCal Industrial-Springdale, LLC, MCP SoCal Industrial-Concourse, LLC, MCP SoCal Industrial-Kellwood, LLC, MCP SoCal Industrial-Bernado, LLC, MCP SoCal Industrial-Canyon, LLC, MCP SoCal Industrial-Anaheim, LLC, MCP SoCal Industrial-LAX, LLC, MCP SoCal Industrial-Fullerton, LLC, MCP SoCal Industrial-Ontario, LLC, MCP SoCal Industrial-Loker, LLC, MCP Paragon Point, LLC, MCP 4600 South Syracuse, LLC, MCP The Palms Doral, LLC, MCP Waterfront Atrium, LLC, MCP EnV Chicago, LLC,MCP 100 Congress, LLC, MCP 1900 McKinney, LLC, MCP 550 West Washington, LLC, MCP Main Street Village, LLC, MCP Lodge At Lakecrest, LLC and MCP Ashton South End, LLC

S.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

T.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.

U.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

V.    MetLife Capital Trust X (DE)

W.    Cova Life Management Company (DE)

X.    MetLife Reinsurance Company of Charleston (SC)

Y.    MetLife Reinsurance Company of Vermont (VT)

Z.    Delaware American Life Insurance Company (DE)

AA.   Federal Flood Certification LLC (TX)

AB.   American Life Insurance Company (ALICO) (DE)

      1.    MetLife ALICO Life Insurance K.K. (Japan)

               a)  Nagasaki Operation Yugen Kaisha (Japan)

               b)  Communication One Kabushiki Kaisha (Japan)

               c)  Financial Learning Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.9788% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii) ALICO European Holdings Limited (Ireland)

                       aa) ZAO Maser D (Russia)

                           1) ZAO ALICO Insurance Company (Russia) - 51% of ZAO
                              ALICO Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding Company II GmbH.

                   ii) MetLife EU Holding Company Limited (Ireland)

                       aa) MetLife Europe Limited (Ireland) - 93% of MetLife
                           Europe Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       bb) Agenvita S.r.l. (Italy)

                       cc) MetLife Europe Insurance Limited (Ireland)- 93% of
                           MetLife Europe Insurance Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       dd) MetLife Europe Services Limited (Ireland)

                       ee) MetLife Insurance Limited (United Kingdom)

                       ff) MetLife Limited (United Kingdom)

                       gg) MetLife Services, Sociedad Limitada (Spain)

                       hh) MetLife Insurance S.A./NV (Belgium) - 99.999% of
                           MetLife Insurance S.A./NV is owned by MetLife EU Holding Company Limited and 0.001% is owned by Natilportem Holdings, Inc.

                       ii) MetLife Solutions S.A.S. (France)

                       jj) Metlife Biztosito Zrt. (Hungary)

                           1) First American-Hungarian Insurance Agency Limited
                              (Hungary)

                       kk) Metropolitan Life Asigurari S.A. (Romania) -
                           99.9982018% of Metropolitan Life Asigurari S.A. is owned by MetLife EU Holding Company Limited and the remaining 0.0017982% is owned by International Technical and Advisory Services Limited.

                           1) ALICO Societate de Administrare a unui Fond de
                              Pensii Administrat Privat S.A. (Romania) -
                              99.9748% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by ALICO Asigurari Romania S.A. and 0.0252% is owned by AMPLICO Services Sp z.o.o.

                           2) Metropolitan Training and Consulting S.R.L.
                              (Romania)

                           3) APF Societate de Administrare a Fondurilor De
                              Pensii Facultative (APF) (Romania) - 99.99% of APF is owned by Metropolitan Life Asigurari S.A. and 0.01% is owned by ITAS Limited.

                       ll) MetLife AMSLICO poist'ovna, a.s. (Slovakia)

                           1) ALICO Services Central Europe s.r.o. (Slovakia)

                           2) ALICO Funds Central Europe sprav. spol., a.s.
                              (Slovakia)

                       mm) MetLife pojist'ovna a.s. (Czech Republic)

                       nn) AMPLICO Life-First American Polish Life Insurance &
                           Reinsurance Company, S.A. (Poland)

                           a) Amplico Services Sp z.o.o. (Poland)

                           b) AMPLICO Towartzystwo Funduszky Inwestycyjnych,
                              S.A. (Poland)

                           c) AMPLICO Powszechne Towartzystwo Emerytalne S.A.
                              (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. and the remaining 50% is owned by MetLife EU Holding Company Limited.

                       oo) MetLife Holdings (Cyprus) Limited (Cyprus)

                           a) American Life Insurance Company (Cyprus) Limited
                              (Cyprus)

                       pp) ALICO Bulgaria Zhivotozastrahovatelno Druzhestvo EAD
                           (Bulgaria)

                       qq) MetLife Alico Life Insurance Company S.A. (Greece)

                           a) ALICO Mutual Fund Management Company (Greece) -
                              90% of ALICO Mutual Fund Management Company is owned by MetLife Alico Life Insurance Company S.A. (Greece) and the remaining interests are owned by third parties.

      3. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      4. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 81.96% of American Life Insurance Company (Pakistan) Ltd. is owned by ALICO and the remaining interests are owned by third parties.

      5.    International Investment Holding Company Limited (Russia)

      6. MetLife Akcionarsko Drustvo za Zivotno Osiguranje (Serbia) - 99.98% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.02% is owned by International Technical and Advisory Services Limited.

      7.    ALICO Management Services Limited (United Kingdom)

      8.    ZEUS Administration Services Limited (United Kingdom)

      9. ALICO Trustees Ltd. (United Kingdom) - 50% of ALICO Trustees (UK) Ltd. is owned by ALICO and the remaining interest is owned by International Technical and Advisory Services Limited.

      10. PJSC ALICO Ukraine (Ukraine) - 99.9988% of PJSC ALICO Ukraine is owned by ALICO 0.0006% is owned by International Technical and Advisory Services Limited and the remaining 0.0006% is owned by Borderland Investment Limited.

      11.   Borderland Investment Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      12. International Technical and Advisory Services Limited (ITAS) (USA-Delaware)

      13.   ALICO Operations Inc. (USA-Delaware)

            a)    MetLife Asset Management Corp. (Japan)

      14. MetLife Colombia Seguros de Vida S.A. (Colombia) - 94.9899823% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 5.0100106% is owned by International Technical and Advisory Services Limited and the remaining interests are owned by third parties.

      15.   MetLife Mas, S.A. de C.V. (Mexico) - 99.9997546% of MetLife Mas,
            SA de CV is owned by ALICO and 0.0002454% is owned by International Technical and Advisory Services Limited.

      16. MetLife Seguros S.A. (Uruguay) - 74.9187% of MetLife Seguros S.A. is owned by ALICO, 25.0798% by MetLife, Inc. and 0.0015% by a third party (Oscar Schmidt).

      17. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      18.   Alpha Properties, Inc. (USA-Delaware)

      19.   Beta Properties, Inc. (USA-Delaware)

      20.   Delta Properties Japan, Inc. (USA-Delaware)

      21.   Epsilon Properties Japan, Inc. (USA-Delaware)

      22.   Iris Properties, Inc. (USA-Delaware)

      23.   Kappa Properties Japan, Inc. (USA-Delaware)

AC.   MetLife Global Benefits, Ltd. (Cayman Islands)

AD. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.999338695% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.00065469% is owned by MetLife International Holdings, Inc. and 0.000006613% is owned by Natiloportem.

AE.   MetLife Consumer Services, Inc. (DE)

AF.   MetLife Reinsurance Company of Delaware (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACTOWNERS


As of January 31, 2014, there were 44,577 owners of tax-qualified contracts and 17,034 owners of non-qualified contracts offered by the Registrant(New England Variable Annuity Separate Account).



ITEM 28. INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bondin the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc.also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy insurance coverage with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by the director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


   (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

     Met Investors Series Trust

     MetLife Investors USA Variable Account A

     MetLife Investors USA Variable Life Account A

     MetLife Investors Variable Annuity Account One

     MetLife Investors Variable Life Account One

     First MetLife Investors Variable Annuity Account One

     General American Separate Account Eleven

     General American Separate Account Twenty-Eight

     General American Separate Account Twenty-Nine

     General American Separate Account Two

     Security Equity Separate Account Twenty-Six

     Security Equity Separate Account Twenty-Seven

     MetLife of CT Separate Account QPN for Variable Annuities

     MetLife of CT Fund UL for Variable Life Insurance

     MetLife of CT Fund UL III for Variable Life Insurance

     Metropolitan Life Variable Annuity Separate Account II

     MetLife of CT Separate Account Eleven for Variable Annuities

     Metropolitan Life Separate Account E

     Metropolitan Life Separate Account UL

     Paragon Separate Account A

     Paragon Separate Account B

     Paragon Separate Account C

     Paragon Separate Account D

     Metropolitan Series Fund

     Metropolitan Tower Life Separate Account One

     Metropolitan Tower Life Separate Account Two

     New England Life Retirement Investment Account

     New England Variable Annuity Fund I

     New England Variable Annuity Separate Account

     New England Variable Life Separate Account

     Separate Account No. 13S

   (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 1095 Avenue of the Americas, New York, NY 10036.




         POSITIONS AND OFFICES WITH
NAME     PRINCIPAL UNDERWRITER
------   ---------------------------



     Elizabeth M. Forget                            Director and President

     1095 Avenue of the Americas

     New York, NY 10036

     Paul A. LaPiana                                Director and Executive Vice
                                                    President, National Sales
                                                    Manager-Life

     Gragg Building

     11225 North Community House Road

     Charlotte, NC 28277

     Jay S. Kaduson                                 Senior Vice President

     Gragg Building

     11225 North Community House Road

     Charlotte, NC 28277

     Andrew Aiello                                  Senior Vice President,
                                                    Channel Head-National
                                                    Accounts

     Gragg Building

     11225 North Community House Road

     Charlotte, NC 28277

     Tyla L. Reynolds                              Vice President and Secretary

     600 North King St.

     Wilmington, DE 19801

     Marlene B. Debel                              Treasurer

     1095 Avenue of the Americas

     New York, NY 10036

     John G. Martinez                              Vice President and Chief
                                                   Financial Officer

     18210 Crane Nest Dr.

     Tampa, FL 33647

     John Peter Kyne, III                          Vice President, Director of
                                                   Compliance

     Gragg Building

     11225 North Community House Road

     Charlotte, NC 28277

     David DeCarlo                                 Vice President

     5 Park Plaza, Suite 1900

     Irvine, CA 92614

     Paul M. Kos                                   Vice President

     5 Park Plaza, Suite 1900

     Irvine, CA 92614



                                                   (2)
                    (1)                     NET UNDERWRITING        (3)            (4)
             NAME OF PRINCIPAL                DISCOUNTS AND     COMPENSATION    BROKERAGE        (5)
                UNDERWRITER                    COMMISSIONS     ON REDEMPTION   COMMISSIONS   COMPENSATION
------------------------------------------ ------------------ --------------- ------------- -------------
 New England Securities Corporation........$8,288,569         $0              $0            $0


Commissions are paid by the Company directly to agents who are registered representatives of the principal underwriter, or to broker-dealers that have entered into selling agreements with the principal underwriter with respect to sales of the Contracts.


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The following companies will maintain possession of the documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

   (a)        Registrant


   (b)        State Street Bank & Trust Company, 225 Franklin Street, Boston,
              MA 02110

     (c) MetLife Investors Distribution Company, 1095 Avenue of the Americas, New York, NY 10036

     (d) MetLife, 18210 Crane Nest Drive, Tampa, FL 33647

     (e) MetLife, One Financial Center, Boston, MA 02111

     (f) Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY
   10166

     (g) Metropolitan Life Insurance Company, 1095 Avenue of the Americas, New York, NY 10036

ITEM 31. MANAGEMENT SERVICES

Not applicable


ITEM 32. UNDERTAKINGS

Registrant hereby makes the following undertakings:

   (1) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

   (2) To include either (a) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information or
               (b) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

   (3) To deliver a Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request;

   (4) To offer Contracts to participants in the Texas Optional Retirement program in reliance upon Rule 6c-7 of the Investment Company Act of 1940 and to comply with paragraphs (a)-(d) of that Rule; and

   (5) To comply with and rely upon the Securities and Exchange Commission No-Action letter to The American Council of Life Insurance, dated November 28, 1988, regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940.

New England Life Insurance Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by New England Life Insurance Company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, New England Variable Annuity Separate Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Boston, and the Commonwealth of Massachusetts on the 22nd day of April, 2014.

New England Variable Annuity Separate Account
(Registrant)

By:  New England Life Insurance Company
     (Depositor)

By:  /s/ Marie C. Swift, Esq.
     ----------------------------
     Marie C. Swift, Esq.
     Vice President and Counsel

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, New England Life Insurance Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Boston, and the Commonwealth of Massachusetts on the 22nd day of April, 2014.

New England Life Insurance Company

By:  /s/ Marie C. Swift, Esq.
     ----------------------------
     Marie C. Swift, Esq.
     Vice President and Counsel

     As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 22, 2014.

             SIGNATURE                               TITLE

/s/ Eric T. Steigerwalt*             Chairman of the Board, President, Chief
---------------------------------    Executive Officer and Director
Eric T. Steigerwalt

/s/ Steven H. Ashton*                Director
---------------------------------
Steven H. Ashton

/s/ Kimberly A. Berwanger*           Director
---------------------------------
Kimberly A. Berwanger

/s/ Peter M. Carlson*                Executive Vice President, Chief Accounting
---------------------------------    Officer and Director
Peter M. Carlson

/s/ Michael P. Harwood*              Director
---------------------------------
Michael P. Harwood

/s/ Gene L. Lunman*                  Director
---------------------------------
Gene L. Lunman

/s/ Catherine M. Richmond*           Director
---------------------------------
Catherine M. Richmond

/s/ Kumar Das Gupta*                 Director
---------------------------------
Kumar Das Gupta

/s/ Anne M. Belden*                  Vice President (principal financial
---------------------------------    officer)
Anne M. Belden

/s/ Meghan S. Doscher*               Director
---------------------------------
Meghan S. Doscher

By: /s/ Michele H. Abate
    ----------------------------------
    Michele H. Abate
    Attorney-in-fact
    April 22, 2014

* Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 24 to the Registration Statement on Form N-4 (File Nos. 333-51676/811-08828) filed as Exhibit 14 on April 23, 2013 and the powers of attorney for Kumar Das Gupta and Meghan S. Doscher which are filed herewith.

                               INDEX TO EXHIBITS

3.(vi) Form of Principal Underwriting Agreement between New England Life Insurance Company and MetLife Investors Distribution Company

3.(vii) Form of Enterprise Selling Agreement (09-12) (MetLife Investors Distribution Company

10.      Consent of Independent Registered Public Accounting Firm

14.(ii)  Powers of Attorney for Kumar Das Gupta and Meghan S. Doscher